UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK TRUST

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA  02210-2805

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(Address of principal executive offices)   (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA  02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490

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Date of fiscal year end: 12/31

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Date of reporting period: 6/30/10                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2010.  The first report applies to 60 of the Registrant’s portfolios, the second report applies to 18 of the Registrant’s portfolios, the third report applies to 13 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	11
Portfolio of Investments (See below for each Portfolio’s page #)	19
Statements of Assets and Liabilities	67
Statements of Operations	82
Statements of Changes in Net Assets	97
Financial Highlights	107
Notes to Financial Statements	131
Special Shareholder Meeting	188
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	189
For More Information	211

Portfolio	Portfolio of Investments
All Cap Core Trust	19
All Cap Value Trust	19
Alpha Opportunities Trust	20
American Asset Allocation Trust	21
American Blue Chip Income and Growth Trust	22
American Bond Trust	22
American Fundamental Holdings Trust	22
American Global Diversification Trust	22
American Global Growth Trust	22
American Global Small Capitalization Trust	22
American Growth Trust	23
American Growth-Income Trust	23
American High-Income Bond Trust	23
American International Trust	23
American New World Trust	23
Balanced Trust	23
Blue Chip Growth Trust	25
Capital Appreciation Trust	26
Capital Appreciation Value Trust	26
Core Allocation Trust	28
Core Allocation Plus Trust	28
Core Disciplined Diversification Trust	30
Core Diversified Growth & Income Trust	30
Core Fundamental Holdings Trust	30
Core Global Diversification Trust	31
Disciplined Diversification Trust	31
Emerging Markets Value Trust	33
Equity-Income Trust	34
Financial Services Trust	35
Franklin Templeton Founding Allocation Trust	36
Fundamental Value Trust	36
Global Trust	37
Growth Equity Trust	38
Health Sciences Trust	39
Heritage Trust (formerly, Vista Trust)	40
International Core Trust	41
International Opportunities Trust	43
International Small Company Trust	44
International Value Trust	45
Large Cap Trust	46
Large Cap Value Trust	47
Mid Cap Stock Trust	48
Mid Cap Value Equity Trust	49
Mid Value Trust	50
Mutual Shares Trust	51
Natural Resources Trust	52
Optimized All Cap Trust	53
Optimized Value Trust	54
Real Estate Securities Trust	55
Science & Technology Trust	56
Small Cap Growth Trust	57
Small Cap Opportunities Trust	58
Small Cap Value Trust	59
Small Company Growth Trust	59
Small Company Value Trust	60
Smaller Company Growth Trust	61
U.S. Multi Sector Trust	62
Utilities Trust	63
Value Trust	64
Value & Restructuring Trust	65

John Hancock Trust
Sector Weightings

All Cap Core Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	19.76
Financials	16.48
Health Care	14.09
Industrials	9.63
Energy	9.16
Consumer Staples	8.96
Consumer Discretionary	8.57
Utilities	4.92
Materials	3.91
Telecommunication Services	3.40
Short-Term Investments & Other	1.12

All Cap Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	19.33
Information Technology	16.35
Health Care	16.23
Energy	13.45
Industrials	12.00
Consumer Discretionary	10.30
Materials	8.85
Utilities	1.50
Consumer Staples	1.37
Short-Term Investments & Other	0.62

Alpha Opportunities Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	21.68
Consumer Discretionary	14.88
Industrials	13.02
Health Care	12.48
Financials	11.73
Energy	7.22
Materials	6.22
Consumer Staples	5.38
Utilities	0.65
Telecommunication Services	0.49
Short-Term Investments & Other	6.25

American Asset Allocation Trust

Equity Sector Weightings*	Fund
Bonds	25.0
Information Technology	12.7
Health Care	10.6
Financials	10.1
Materials	9.7
Industrials	7.6
Consumer Discretionary	6.8
Energy	6.8
Consumer Staples	3.6
Utilities	1.5
Telecommunication services	1.1
Other (Cash & Equivalents)	4.3

American Blue Chip Income &
Growth Trust

Equity Sector Weightings*	Fund
Information Technology	22.8
Industrials	14.6
Health Care	12.3
Consumer Staples	10.1
Financials	9.2
Consumer Discretionary	9.1
Energy	8.0
Telecommunication Services	6.8
Utilities	1.9
Materials	1.1
Other (Cash & Equivalents)	4.1

American Bond Trust

Fixed-income Portfolio Summary*	% of portfolio
Mortgage-Backed Securities	27.6
U.S. Treasuries	26.7
Corporate Bonds	25.6
Non-U.S. Governments/Agencies	8.8
Government Agency Securities	4.9
Asset-Backed Obligations	0.2
Municipal Securities	0.1

American Fundamental Holdings Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Growth	22.83
Growth & Income	22.38
Aggressive Growth	12.64
Fixed Income
Income	42.16
Other	(0.01)

American Global Diversification Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Growth	39.26
Aggressive Growth	24.32
Fixed Income
Income	36.43
Other	(0.01)

American Global Growth Trust

Equity Sector Weightings*	Fund
Financials	13.8
Information Technology	13.5
Consumer Staples	12.5
Consumer Discretionary	11.4
Health Care	10.9
Industrials	8.5
Telecommunication Services	7.6
Energy	6.7
Materials	4.6
Utilities	1.9
Other (Cash & Equivalents)	8.5

American Global Small Capitalization Trust

Equity Sector Weightings*	Fund
Information Technology	18.6
Consumer Discretionary	17.0
Industrials	12.4
Materials	10.8
Health Care	9.0
Financials	8.5
Energy	4.2
Bonds	4.0
Utilities	3.2
Consumer Staples	3.2
Telecommunication Services	0.8
Other (Cash & Equivalents)	8.2

American Growth Trust

Equity Sector Weightings*	Fund
Consumer Discretionary	15.7
Information Technology	15.2
Financials	14.4
Energy	12.7
Materials	9.7
Health Care	9.5
Industrials	8.9
Consumer Staples	4.6
Telecommunication Services	2.1
Utilities	1.2
Other (Cash & Equivalents)	6.0

John Hancock Trust
Sector Weightings

American Growth-Income Trust

Equity Sector Weightings *	Fund
Information Technology	24.3
Industrials	13.9
Consumer Discretionary	10.6
Health Care	9.5
Financials	9.4
Energy	8.7
Consumer Staples	7.7
Materials	4.5
Telecommunication Services	3.9
Utilities	1.6
Other (Cash & Equivalents)	5.7

American High-Income Bond Trust

Fixed-income Portfolio Summary*	% of portfolio
U.S. Corporate Bonds	72.0
Non-U.S. Corporate Bonds	15.2
U.S. Treasuries	0.2
Non-U.S. Government Bonds	0.1
Mortgage-Backed Securities	0.1

American International Trust

Equity Sector Weightings*	Fund
Financials	20.3
Health Care	12.1
Information Technology	10.8
Consumer Discretionary	10.2
Consumer Staples	8.9
Industrials	8.2
Telecommunication Services	7.1
Energy	6.7
Materials	5.8
Utilities	1.4
Bonds	0.1
Other (Cash & Equivalents)	8.4

American New World Trust

Equity Sector Weightings *	Fund
Consumer Staples	18.9
Financials	14.4
Bonds	9.1
Industrials	8.4
Consumer Discretionary	7.8
Information Technology	7.6
Telecommunication Services	7.4
Materials	6.7
Health Care	6.3
Energy	5.8
Utilities	1.8
Other (Cash & Equivalents)	5.8

Balanced Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	12.11
Consumer Discretionary	11.02
Information Technology	10.92
Industrials	8.78
Health Care	5.86
Energy	5.51
Materials	3.52
Consumer Staples	2.95
Utilities	2.73
Telecommunication Services	2.35
Fixed Income
Government	25.87
Financial	2.65
Communications	1.17
Collateralized Mortgage Obligations	0.83
Energy	0.82
Utilities	0.67
Consumer, Non-cyclical	0.55
Basic Materials	0.39
Industrial	0.31
Asset Backed Securities	0.26
Consumer, Cyclical	0.10
Technology	0.04
Investment Companies	0.02
Short-Term Investments & Other	0.57

Blue Chip Growth Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	31.98
Consumer Discretionary	19.67
Financials	13.96
Industrials	11.64
Health Care	10.45
Energy	5.26
Materials	2.53
Telecommunication Services	1.91
Consumer Staples	1.62
Short-Term Investments & Other	0.98

Capital Appreciation Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	38.68
Consumer Discretionary	19.63
Health Care	15.26
Industrials	8.10
Energy	6.66
Consumer Staples	5.78
Financials	5.00
Short-Term Investments & Other	0.89

Capital Appreciation Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	14.28
Consumer Discretionary	10.43
Consumer Staples	9.86
Industrials	8.68
Health Care	8.29
Information Technology	7.64
Energy	6.74
Utilities	2.90
Materials	0.85
Telecommunication Services	0.30
Fixed Income
Communications	5.27
Energy	2.65
Consumer, Non-cyclical	2.63
Technology	2.28
Consumer, Cyclical	1.93
Basic Materials	1.73
Industrial	1.41
Financial	1.05
Utilities	0.47
Short-Term Investments & Other	10.61

Core Allocation Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Moderate Allocation	59.87
U.S. Large Cap	11.90
International Large Cap	9.19
U.S. Mid Cap	4.93
U.S. Small Cap	1.08
Fixed Income
Intermediate Bond	13.07
Other	(0.04)

John Hancock Trust
Sector Weightings

Core Allocation Plus Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	13.70
Financials	6.28
Consumer Discretionary	6.19
Health Care	5.61
Industrials	5.25
Energy	3.99
Consumer Staples	3.19
Materials	3.02
Telecommunication Services	1.97
Utilities	1.27
Fixed Income
Government	10.11
Financial	6.68
Communications	2.79
Collateralized Mortgage Obligations	2.35
Consumer, Non-cyclical	2.24
Utilities	1.68
Energy	0.85
Industrial	0.56
Consumer, Cyclical	0.54
Basic Materials	0.48
Technology	0.32
Asset Backed Securities	0.18
Investment Companies	0.12
Short-Term Investments & Other	20.63

Core Disciplined Diversification Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
World Allocation	59.73
U.S. Large Cap	12.61
International Large Cap	11.95
U.S. Small Cap	1.69
U.S. Mid Cap	1.59
Fixed Income
Intermediate Bond	12.46
Other	(0.03)

Core Diversification Growth & Income Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
American Funds Insurance Series	41.13
U.S. Large Cap	23.15
International Large Cap	4.28
Fixed Income
American Funds Insurance Series	19.17
Intermediate Bond	12.78
Other	(0.51)

Core Fundamental Holdings Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
American Funds Insurance Series	35.32
U.S. Large Cap	18.45
International Large Cap	5.10
Fixed Income
American Funds Insurance Series	24.68
Intermediate Bond	16.46
Other	(0.01)

Core Global Diversification Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
American Funds Insurance Series	60.03
International Large Cap	16.65
U.S. Large Cap	8.81
Fixed Income
Intermediate Bond	14.52
Other	(0.01)

Disciplined Diversification Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	12.63
Information Technology	8.81
Industrials	8.61
Consumer Discretionary	8.25
Energy	6.40
Health Care	6.20
Consumer Staples	6.17
Materials	5.44
Utilities	2.47
Telecommunication Services	2.33
Fixed Income
Government	31.91
Short-Term Investments & Other	0.78

Emerging Markets Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	30.39
Materials	19.24
Industrials	13.30
Consumer Discretionary	10.07
Energy	9.20
Information Technology	7.51
Consumer Staples	5.75
Telecommunication Services	1.67
Utilities	1.34
Health Care	0.72
Short-Term Investments & Other	0.81

Equity-Income Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	20.55
Consumer Discretionary	14.79
Industrials	13.76
Energy	11.99
Utilities	8.19
Materials	6.77
Information Technology	5.63
Health Care	5.41
Consumer Staples	4.75
Telecommunication Services	4.29
Short-Term Investments & Other	3.87

John Hancock Trust
Sector Weightings

Financial Services Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	86.62
Energy	5.59
Information Technology	2.98
Industrials	2.75
Short-Term Investments & Other	2.06

Franklin Templeton Founding Allocation Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Conservative Allocation	34.36
International	32.36
Large Value	33.29
Other	(0.01)

Fundamental Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	27.70
Energy	16.32
Consumer Staples	15.75
Health Care	10.63
Information Technology	6.61
Consumer Discretionary	5.97
Industrials	5.66
Materials	5.59
Telecommunication Services	0.40
Fixed Income
Consumer, Cyclical	0.72
Basic Materials	0.55
Communications	0.11
Short-Term Investments & Other	3.99

Global Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Consumer Discretionary	18.97
Information Technology	18.20
Health Care	17.48
Financials	12.90
Industrials	11.01
Energy	8.08
Telecommunication Services	7.11
Consumer Staples	2.51
Materials	2.10
Short-Term Investments & Other	1.64

Growth Equity Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	29.36
Industrials	15.46
Consumer Discretionary	14.10
Health Care	11.77
Consumer Staples	7.99
Energy	7.25
Financials	5.37
Materials	3.97
Telecommunication Services	1.74
Utilities	0.74
Short-Term Investments & Other	2.25

Health Sciences Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Health Care	99.39
Consumer Staples	1.00
Industrials	0.71
Information Technology	0.66
Materials	0.49
Consumer Discretionary	0.36
Short-Term Investments & Other	(2.61)

Heritage Trust (formerly, Vista Trust)

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	24.18
Industrials	17.95
Consumer Discretionary	17.72
Health Care	14.80
Financials	6.41
Energy	4.54
Telecommunication Services	4.42
Consumer Staples	3.63
Materials	3.52
Utilities	0.52
Short-Term Investments & Other	2.31

International Core Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	17.12
Health Care	14.55
Consumer Discretionary	12.73
Industrials	10.25
Energy	9.34
Materials	8.87
Consumer Staples	8.08
Information Technology	5.82
Telecommunication Services	5.01
Utilities	3.53
Short-Term Investments & Other	4.70

International Opportunities Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Consumer Discretionary	21.69
Financials	15.99
Information Technology	13.37
Consumer Staples	11.34
Industrials	11.30
Materials	8.77
Health Care	6.45
Energy	4.94
Telecommunication Services	1.58
Utilities	1.21
Short-Term Investments & Other	3.36

International Small Company Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Industrials	24.04
Consumer Discretionary	17.75
Materials	14.46
Financials	12.29
Information Technology	9.54
Health Care	6.52
Consumer Staples	6.51
Energy	6.30
Utilities	1.57
Telecommunication Services	0.94
Short-Term Investments & Other	0.08

John Hancock Trust
Sector Weightings

International Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	15.72
Financials	15.52
Consumer Discretionary	13.88
Telecommunication Services	13.78
Industrials	12.41
Health Care	9.95
Energy	8.76
Consumer Staples	2.91
Utilities	2.26
Materials	0.82
Short-Term Investments & Other	3.99

Large Cap Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	18.01
Health Care	14.15
Consumer Discretionary	13.98
Financials	13.48
Energy	11.25
Industrials	10.87
Consumer Staples	6.76
Utilities	4.77
Materials	3.20
Telecommunication Services	2.11
Short-Term Investments & Other	1.42

Large Cap Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	18.79
Health Care	14.19
Energy	13.64
Industrials	13.14
Materials	11.71
Consumer Discretionary	9.36
Utilities	7.89
Information Technology	4.87
Consumer Staples	3.89
Telecommunication Services	2.25
Short-Term Investments & Other	0.27

Mid Cap Stock Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	32.33
Consumer Discretionary	22.34
Industrials	19.17
Health Care	13.17
Financials	4.21
Energy	3.37
Materials	2.02
Consumer Staples	1.92
Telecommunication Services	1.03
Short-Term Investments & Other	0.44

Mid Cap Value Equity Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Industrials	20.25
Financials	15.73
Energy	10.93
Information Technology	9.86
Health Care	9.38
Consumer Discretionary	9.35
Materials	7.83
Utilities	5.67
Telecommunication Services	3.65
Consumer Staples	3.06
Fixed Income
Financial	2.22
Consumer, Cyclical	0.36
Short-Term Investments & Other	1.71

Mid Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	19.49
Consumer Discretionary	16.13
Utilities	9.03
Consumer Staples	8.95
Energy	8.10
Information Technology	8.09
Industrials	7.49
Materials	6.39
Health Care	5.93
Telecommunication Services	1.42
Fixed Income
Industrial	0.40
Consumer, Non-cyclical	0.33
Basic Materials	0.27
Communications	0.23
Financials	0.19
Short-Term Investments & Other	7.56

Mutual Shares Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Consumer Staples	23.33
Financials	15.15
Health Care	7.81
Information Technology	7.74
Consumer Discretionary	7.72
Industrials	6.19
Energy	5.49
Materials	4.62
Utilities	3.73
Telecommunication Services	3.33
Fixed Income
Financials	2.75
Communications	1.20
Utilities	0.91
Consumer, Cyclical	0.34
Basic Materials	0.20
Short-Term Investments & Other	9.49

Natural Resources Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Energy	66.67
Materials	25.86
Utilities	1.78
Short-Term Investments & Other	5.69

Optimized All Cap Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	21.27
Financials	15.27
Health Care	14.10
Consumer Discretionary	12.11
Industrials	9.99
Consumer Staples	7.24
Energy	6.15
Telecommunication Services	5.58
Materials	3.98
Utilities	3.78
Short-Term Investments & Other	0.53

John Hancock Trust
Sector Weightings

Optimized Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	25.66
Consumer Discretionary	16.09
Energy	10.79
Health Care	10.59
Information Technology	10.15
Industrials	8.09
Consumer Staples	6.20
Telecommunication Services	5.91
Utilities	3.19
Materials	1.85
Short-Term Investments & Other	1.48

Real Estate Securities Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	98.69
Short-Term Investments & Other	1.31

Science & Technology Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	84.80
Consumer Discretionary	5.99
Health Care	1.52
Telecommunication Services	0.87
Industrials	0.72
Materials	0.23
Short-Term Investments & Other	5.87

Small Cap Growth Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	26.56
Health Care	22.09
Consumer Discretionary	18.93
Industrials	18.35
Consumer Staples	3.34
Financials	3.31
Energy	2.98
Materials	1.84
Short-Term Investments & Other	2.60

Small Cap Opportunities Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	22.68
Industrials	16.70
Information Technology	14.92
Consumer Discretionary	14.72
Health Care	10.02
Energy	8.04
Materials	5.58
Consumer Staples	3.64
Telecommunication Services	1.36
Utilities	1.33
Short-Term Investments & Other	1.01

Small Cap Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	22.73
Industrials	20.40
Consumer Discretionary	16.69
Information Technology	9.43
Health Care	6.98
Utilities	6.01
Energy	5.89
Consumer Staples	5.56
Materials	3.85
Short-Term Investments & Other	2.46

Small Company Growth Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	26.43
Health Care	21.02
Consumer Discretionary	16.00
Industrials	13.37
Financials	8.07
Energy	4.85
Materials	2.66
Consumer Staples	2.46
Telecommunication Services	1.12
Utilities	0.94
Short-Term Investments & Other	3.08

Small Company Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Industrials	24.75
Financials	23.00
Consumer Discretionary	10.55
Information Technology	9.48
Materials	9.41
Energy	8.16
Health Care	6.21
Utilities	3.92
Consumer Staples	1.02
Investment Companies	0.80
Telecommunication Services	0.45
Short-Term Investments & Other	2.25

Smaller Company Growth Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	21.07
Industrials	20.22
Consumer Discretionary	17.68
Health Care	16.83
Energy	7.80
Financials	5.38
Materials	3.44
Telecommunication Services	3.03
Consumer Staples	1.24
Utilities	0.30
Short-Term Investments & Other	3.01

U.S. Multi Sector Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Information Technology	28.69
Health Care	24.72
Consumer Staples	19.69
Energy	8.27
Industrials	5.18
Consumer Discretionary	4.63
Financials	3.18
Telecommunication Services	1.36
Materials	1.00
Utilities	0.04
Short-Term Investments & Other	3.24

John Hancock Trust
Sector Weightings

Utilities Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Utilities	59.15
Telecommunication Services	19.19
Energy	10.43
Consumer Discretionary	8.58
Fixed Income
Consumer Discretionary	0.84
Short-Term Investments & Other	1.81

Value Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Financials	21.76
Industrials	14.97
Information Technology	10.75
Health Care	10.21
Materials	9.56
Consumer Staples	8.52
Consumer Discretionary	7.73
Energy	7.50
Utilities	6.61
Short-Term Investments & Other	2.39

Value & Restructuring Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Equity
Energy	20.76
Financials	17.10
Industrials	16.05
Materials	13.18
Information Technology	8.79
Consumer Staples	6.61
Health Care	6.59
Consumer Discretionary	5.00
Telecommunication Services	4.63
Fixed Income
Consumer, Cyclical	1.10
Short-Term Investments & Other	0.19

*	For further details on the American Funds Insurance Series holdings, please visit the American Funds website at americanfunds.com/afis.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

Sector investing is subject to greater risks than the market as a whole. Because the Portfolios may focus on particular sectors of the economy, their performance may depend on the performance of those sectors.

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of the American Portfolios and Franklin Templeton Founding Allocation Portfolio, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
All Cap Core Trust
Series I — Actual	$1,000.00	$922.20	$4.10	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	920.80	5.05	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	921.60	3.86	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
All Cap Value Trust
Series I — Actual	$1,000.00	$947.70	$4.59	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series II — Actual	1,000.00	946.30	5.55	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series NAV — Actual	1,000.00	948.90	4.35	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$917.40	$5.18	1.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Series NAV — Actual	1,000.00	917.40	4.94	1.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
American Asset Allocation Trust[2]
Series I — Actual	$1,000.00	$946.90	$2.99	0.62%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[3]
Series II — Actual	1,000.00	945.90	3.72	0.77%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[3]
Series III — Actual	1,000.00	948.80	1.30	0.27%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[3]
American Blue Chip Income and Growth Trust[2]
Series I — Actual	$1,000.00	$925.90	$3.06	0.64%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%[3]
Series II — Actual	1,000.00	925.00	3.77	0.79%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%[3]
Series III — Actual	1,000.00	926.80	1.39	0.29%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[3]
American Bond Trust[2]
Series I — Actual	$1,000.00	$1,044.40	$3.19	0.63%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%[3]
Series II — Actual	1,000.00	1,043.60	3.95	0.78%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%[3]
Series III — Actual	1,000.00	1,046.20	1.42	0.28%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%[3]
American Fundamental Holdings Trust[2]
Series I — Actual	$1,000.00	$964.20	$3.12	0.64%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%[3]
Series II — Actual	1,000.00	963.20	3.85	0.79%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%[3]
Series III — Actual	1,000.00	966.40	1.41	0.29%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[3]
American Global Diversification Trust[2]
Series I — Actual	$1,000.00	$959.70	$3.11	0.64%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%[3]
Series II — Actual	1,000.00	958.70	3.84	0.79%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%[3]
Series III — Actual	1,000.00	960.80	1.41	0.29%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[3]
American Global Growth Trust[2]
Series II — Actual	$1,000.00	$895.00	$3.66	0.78%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%[3]
Series III — Actual	1,000.00	896.80	1.32	0.28%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%[3]
American Global Small Capitalization Trust[2]
Series II — Actual	$1,000.00	$953.60	$3.83	0.79%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%[3]
Series III — Actual	1,000.00	956.00	1.41	0.29%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[3]
American Growth Trust[2]
Series I — Actual	$1,000.00	$943.40	$3.04	0.63%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%[3]
Series II — Actual	1,000.00	943.30	3.76	0.78%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%[3]
Series III — Actual	1,000.00	945.50	1.35	0.28%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%[3]

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
American Growth-Income Trust[2]
Series I — Actual	$1,000.00	$908.50	$2.93	0.62%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[3]
Series II — Actual	1,000.00	906.90	3.64	0.77%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[3]
Series III — Actual	1,000.00	909.80	1.28	0.27%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[3]
American High-Income Bond Trust[2]
Series II — Actual	$1,000.00	$1,035.30	$3.99	0.79%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%[3]
Series III — Actual	1,000.00	1,038.30	1.47	0.29%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[3]
American International Trust[2]
Series I — Actual	$1,000.00	$865.30	$2.91	0.63%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%[3]
Series II — Actual	1,000.00	864.60	3.61	0.78%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%[3]
Series III — Actual	1,000.00	866.80	1.30	0.28%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%[3]
American New World Trust[2]
Series I — Actual	$1,000.00	$945.10	$3.13	0.65%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%[3]
Series II — Actual	1,000.00	944.30	3.86	0.80%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%[3]
Series III — Actual	1,000.00	946.70	1.45	0.30%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%[3]
Balanced Trust
Series I — Actual	$1,000.00	$963.60	$5.11	1.05%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	963.60	4.87	1.00%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$914.00	$4.03	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series II — Actual	1,000.00	913.20	4.98	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	914.40	3.80	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$894.40	$3.71	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	893.50	4.65	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	895.50	3.48	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$979.90	$4.81	0.98%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series II — Actual	1,000.00	979.90	5.79	1.18%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.91	1.18%
Series NAV — Actual	1,000.00	980.80	4.57	0.93%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
Core Allocation Trust[2]
Series I — Actual	$1,000.00	$957.30	$0.68	0.14%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%[3]
Series II — Actual	1,000.00	956.00	1.65	0.34%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%[3]
Series NAV — Actual[4]	1,000.00	908.10	0.19	0.12%[3]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[3]
Core Allocation Plus Trust
Series I — Actual	$1,000.00	$955.60	$5.04	1.04%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Series II — Actual	1,000.00	953.60	6.01	1.24%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%
Series NAV — Actual	1,000.00	955.60	4.80	0.99%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Core Disciplined Diversification Trust[2]
Series II — Actual	$1,000.00	$957.60	$1.65	0.34%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%[3]
Series NAV — Actual[4]	1,000.00	909.00	0.18	0.11%[3]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%[3]
Core Diversified Growth & Income Trust[2]
Series I — Actual	$1,000.00	$956.10	$2.13	0.44%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.21	0.44%[3]
Series II — Actual	1,000.00	955.20	3.10	0.64%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%[3]
Series III — Actual	1,000.00	956.90	1.16	0.24%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.20	0.24%[3]
Series NAV — Actual	1,000.00	957.80	0.44	0.09%[3]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%[3]
Core Fundamental Holdings Trust[2]
Series I — Actual[4]	$1,000.00	$926.20	$0.72	0.44%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.21	0.44%[3]
Series II — Actual	1,000.00	966.60	3.02	0.62%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[3]
Series III — Actual	1,000.00	968.60	1.07	0.22%[3]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.10	0.22%[3]
Core Global Diversification Trust[2]
Series I — Actual[4]	$1,000.00	$923.20	$0.72	0.44%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.21	0.44%
Series II — Actual	1,000.00	940.80	2.98	0.62%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Series III — Actual	1,000.00	942.70	1.06	0.22%
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.10	0.22%
Disciplined Diversification Trust
Series I — Actual	$1,000.00	$964.60	$3.95	0.81%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Series II — Actual	1,000.00	963.80	4.92	1.01%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Series NAV — Actual	1,000.00	964.60	3.70	0.76%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$947.50	$5.46	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	948.20	5.22	1.08%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
Equity-Income Trust
Series I — Actual	$1,000.00	$941.30	$4.09	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series II — Actual	1,000.00	940.40	5.05	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	941.90	3.85	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Financial Services Trust
Series I — Actual	$1,000.00	$935.70	$4.46	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series II — Actual	1,000.00	934.50	5.42	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	934.70	4.22	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Franklin Templeton Founding Allocation Trust[2]
Series I — Actual	$1,000.00	$942.10	$0.43	0.09%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%[3]
Series II — Actual	1,000.00	941.20	1.40	0.29%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[3]
Series NAV — Actual	1,000.00	942.10	0.19	0.04%[3]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%[3]
Fundamental Value Trust
Series I — Actual	$1,000.00	$929.60	$4.07	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series II — Actual	1,000.00	928.00	5.02	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	929.40	3.83	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Global Trust
Series I — Actual	$1,000.00	$879.80	$4.43	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series II — Actual	1,000.00	879.40	5.36	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series NAV — Actual	1,000.00	880.40	4.20	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Growth Equity Trust
Series NAV — Actual	$1,000.00	$900.50	$3.72	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Health Sciences Trust
Series I — Actual	$1,000.00	$950.90	$5.42	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series II — Actual	1,000.00	950.70	6.38	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Series NAV — Actual	1,000.00	951.70	5.18	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Heritage Trust (formerly, Vista Trust)
Series NAV — Actual	$1,000.00	$938.30	$4.47	0.93%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
International Core Trust
Series I — Actual	$1,000.00	$870.00	$4.96	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	869.90	5.89	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	870.70	4.73	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
International Opportunities Trust
Series I — Actual	$1,000.00	$876.20	$4.74	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series II — Actual	1,000.00	874.90	5.67	1.22%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%
Series NAV — Actual	1,000.00	877.00	4.51	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
International Small Company Trust
Series I — Actual	$1,000.00	$926.00	$5.54	1.16%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Series II — Actual	1,000.00	924.80	6.49	1.36%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.81	1.36%
Series NAV — Actual	1,000.00	924.90	5.30	1.11%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
International Value Trust
Series I — Actual	$1,000.00	$871.30	$4.50	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series II — Actual	1,000.00	870.20	5.43	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series NAV — Actual	1,000.00	870.60	4.27	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Large Cap Trust
Series I — Actual	$1,000.00	$919.90	$4.09	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	919.60	5.05	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	920.50	3.86	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Large Cap Value Trust
Series I — Actual	$1,000.00	$909.80	$4.26	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Series II — Actual	1,000.00	908.90	5.21	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series NAV — Actual	1,000.00	909.80	4.02	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$959.90	$4.52	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series II — Actual	1,000.00	959.20	5.49	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	960.10	4.28	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Mid Cap Value Equity Trust
Series NAV — Actual	$1,000.00	$941.70	$4.48	0.93%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Mid Value Trust
Series I — Actual	$1,000.00	$954.10	$4.85	1.00%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series II — Actual	1,000.00	953.10	5.81	1.20%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Series NAV — Actual	1,000.00	955.00	4.60	0.95%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Mutual Shares Trust
Series I — Actual	$1,000.00	$953.60	$5.28	1.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Series NAV — Actual	1,000.00	952.50	5.03	1.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
Natural Resources Trust
Series I — Actual	$1,000.00	$853.80	$5.01	1.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Series II — Actual	1,000.00	853.10	5.93	1.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.46	1.29%
Series NAV — Actual	1,000.00	854.10	4.78	1.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Optimized All Cap Trust
Series I — Actual	$1,000.00	$940.40	$3.66	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Series II — Actual	1,000.00	938.50	4.61	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Series NAV — Actual	1,000.00	940.60	3.42	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Optimized Value Trust
Series I — Actual	$1,000.00	$921.90	$3.72	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	920.20	4.67	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	921.90	3.48	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Real Estate Securities Trust
Series I — Actual	$1,000.00	$1,052.50	$3.97	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,051.20	4.98	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,052.70	3.72	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Science & Technology Trust
Series I — Actual	$1,000.00	$935.20	$5.37	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series II — Actual	1,000.00	934.40	6.33	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Series NAV — Actual	1,000.00	935.30	5.13	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Cap Growth Trust
Series I — Actual	$1,000.00	$967.40	$5.61	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series II — Actual	1,000.00	964.60	6.58	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	967.50	5.37	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$990.70	$5.18	1.05%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series II — Actual	1,000.00	989.40	6.17	1.25%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%
Series NAV — Actual	1,000.00	990.70	4.94	1.00%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Small Cap Value Trust
Series I — Actual	$1,000.00	$996.70	$5.69	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series II — Actual	1,000.00	996.00	6.68	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	997.30	5.45	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$980.00	$5.50	1.12%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Small Company Value Trust
Series I — Actual	$1,000.00	$961.40	$5.20	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	960.40	6.17	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	961.30	4.96	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Smaller Company Growth Trust
Series I — Actual	$1,000.00	$956.60	$5.09	1.05%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series II — Actual	1,000.00	955.90	6.06	1.25%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%
Series NAV — Actual	1,000.00	956.60	4.85	1.00%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
U.S. Multi Sector Trust
Series NAV — Actual	$1,000.00	$893.60	$3.76	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Utilities Trust
Series I — Actual	$1,000.00	$928.00	$4.59	0.96%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Series II — Actual	1,000.00	926.60	5.54	1.16%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Series NAV — Actual	1,000.00	928.00	4.35	0.91%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Value Trust
Series I — Actual	$1,000.00	$995.60	$4.11	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	994.90	5.09	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	996.40	3.86	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Value & Restructuring Trust
Series NAV — Actual	$1,000.00	$894.10	$3.99	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
[2]	Portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds.
[3]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period Ended	American Funds	Core Allocations Trust	Core Disciplined Diversification Trust	Core Diversified Growth & Income Trust	Core Fundamental Holdings Trust	Core Global Diversification Trust	Franklin Templeton Founding Allocation Trust
6/30/2010	0.29% – 0.82%	0.48% – 0.99%	0.48% – 0.77%	0.29% – 0.56%	0.41% – 0.64%	0.29% – 0.56%	0.86% – 1.03%

[4]	The inception date for Series I and Series NAV shares is April 30, 2010. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (62), and divided by 365 (to reflect the one-half year period).

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

All Cap Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.88%
Consumer Discretionary - 8.57%
Comcast Corp., Class A	176,400	$3,064,068	0.94%
Lowe’s Companies, Inc.	154,300	3,150,806	0.97%
OTHER SECURITIES		21,642,794	6.66%

		27,857,668
Consumer Staples - 8.96%
Archer-Daniels-Midland Company	138,400	3,573,488	1.10%
Colgate-Palmolive Company	49,401	3,890,823	1.20%
Dr. Pepper Snapple Group, Inc.	64,700	2,419,133	0.74%
The Hershey Company (L)	49,200	2,358,156	0.73%
The Procter & Gamble Company	37,960	2,276,841	0.70%
Tyson Foods, Inc., Class A	251,200	4,117,168	1.27%
Whole Foods Market, Inc. (I)(L)	66,600	2,398,932	0.74%
OTHER SECURITIES		8,097,169	2.48%

		29,131,710
Energy - 9.16%
Chevron Corp.	99,900	6,779,214	2.08%
ConocoPhillips	107,534	5,278,844	1.62%
Exxon Mobil Corp.	70,900	4,046,263	1.24%
Marathon Oil Corp.	125,800	3,911,122	1.20%
National Oilwell Varco, Inc.	70,300	2,324,821	0.71%
Oil States International, Inc. (I)	65,177	2,579,706	0.79%
OTHER SECURITIES		4,872,155	1.52%

		29,792,125
Financials - 16.48%
Bank of America Corp.	393,055	5,648,200	1.74%
Capital One Financial Corp.	96,000	3,868,800	1.19%
Chubb Corp.	52,000	2,600,520	0.80%
Citigroup, Inc. (I)	1,110,200	4,174,352	1.28%
Discover Financial Services	190,500	2,663,190	0.82%
Fifth Third Bancorp	261,800	3,217,522	0.99%
The Travelers Companies, Inc.	82,500	4,063,125	1.25%
OTHER SECURITIES		27,337,673	8.41%

		53,573,382
Health Care - 14.09%
AmerisourceBergen Corp.	113,400	3,600,450	1.11%
Amgen, Inc. (I)	84,100	4,423,660	1.36%
Cardinal Health, Inc.	108,700	3,653,407	1.12%
Coventry Health Care, Inc. (I)	165,077	2,918,561	0.90%
Forest Laboratories, Inc. (I)	100,400	2,753,972	0.85%
Humana, Inc. (I)	49,000	2,237,830	0.69%
Johnson & Johnson	58,420	3,450,285	1.06%
UnitedHealth Group, Inc.	141,800	4,027,120	1.24%
WellPoint, Inc. (I)	88,100	4,310,733	1.33%
OTHER SECURITIES		14,447,347	4.43%

		45,823,365
Industrials - 9.63%
3M Company	61,500	4,857,885	1.49%
Northrop Grumman Corp.	65,191	3,548,998	1.09%
United Parcel Service, Inc., Class B	59,500	3,384,955	1.04%
OTHER SECURITIES		19,521,746	6.01%

		31,313,584
Information Technology - 19.76%
Apple, Inc. (I)	26,826	6,747,544	2.08%
Computer Sciences Corp.	69,439	$3,142,115	0.97%
Google, Inc., Class A (I)	13,199	5,872,895	1.81%
Hewlett-Packard Company	89,200	3,860,576	1.19%
International Business Machines Corp.	58,655	7,242,719	2.23%
Microsoft Corp.	282,707	6,505,088	2.00%
Motorola, Inc. (I)	386,400	2,519,328	0.77%
Tech Data Corp. (I)	92,306	3,287,940	1.01%
Western Digital Corp. (I)	92,900	2,801,864	0.86%
OTHER SECURITIES		22,274,501	6.84%

		64,254,570
Materials - 3.91%
CF Industries Holdings, Inc.	46,300	2,937,735	0.90%
OTHER SECURITIES		9,778,362	3.01%

		12,716,097
Telecommunication Services - 3.40%
AT&T, Inc.	303,229	7,335,110	2.26%
Verizon Communications, Inc.	79,800	2,235,996	0.69%
OTHER SECURITIES		1,500,813	0.45%

		11,071,919
Utilities - 4.92%
NRG Energy, Inc. (I)	179,900	3,815,679	1.17%
Progress Energy, Inc.	83,400	3,270,948	1.01%
Southern Company	124,900	4,156,672	1.28%
OTHER SECURITIES		4,743,058	1.46%

		15,986,357

TOTAL COMMON STOCKS (Cost $340,037,801)		$321,520,777

SHORT-TERM INVESTMENTS - 6.77%
Short-Term Securities - 1.17%
State Street Institutional Liquid Reserves Fund, 0.1563%	$1,551,578	3,389,828	1.04%
OTHER SECURITIES		409,864	0.13%

TOTAL SHORT-TERM SECURITIES (Cost $3,799,635)		$3,799,692

Securities Lending Collateral - 5.60%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	1,820,478	18,221,164	5.60%

TOTAL SHORT-TERM INVESTMENTS (Cost $22,018,965)		$22,020,856

Total Investments (All Cap Core Trust) (Cost $362,056,766) - 105.65%		$343,541,633	105.65%
Other Assets And Liabilities, Net - (5.65%)		(18,376,882)	(5.65%)

TOTAL NET ASSETS - 100.00%		$325,164,751	100.00%

All Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.38%
Consumer Discretionary - 10.30%
Ford Motor Company (I)(L)	141,400	$1,425,312	1.86%
Fortune Brands, Inc.	18,600	728,748	0.95%
Omnicom Group, Inc.	46,300	1,588,090	2.07%
The Interpublic Group of Companies, Inc. (I)	112,100	799,273	1.04%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES		$3,351,668	4.38%

		7,893,091
Consumer Staples - 1.37%
Archer-Daniels-Midland Company	40,500	1,045,710	1.37%
Energy - 13.45%
Chevron Corp.	9,700	658,242	0.86%
El Paso Corp.	131,800	1,464,298	1.91%
Exxon Mobil Corp.	62,308	3,555,918	4.64%
Halliburton Company	47,342	1,162,246	1.52%
Southwestern Energy Company (I)	20,000	772,800	1.01%
The Williams Companies, Inc.	81,300	1,486,164	1.94%
OTHER SECURITIES		1,203,240	1.57%

		10,302,908
Financials - 19.33%
Bank of America Corp.	130,100	1,869,537	2.44%
Berkshire Hathaway, Inc., Class B (I)(L)	11,700	932,373	1.22%
City National Corp. (L)	17,939	919,015	1.20%
Cullen/Frost Bankers, Inc. (L)	17,790	914,406	1.19%
JPMorgan Chase & Company	21,900	801,759	1.05%
KeyCorp	111,616	858,327	1.12%
Lazard, Ltd., Class A	38,500	1,028,335	1.34%
State Street Corp.	27,348	924,909	1.21%
The Charles Schwab Corp.	58,400	828,112	1.08%
Wells Fargo & Company	32,000	819,200	1.07%
OTHER SECURITIES		4,910,023	6.41%

		14,805,996
Health Care - 16.23%
Abbott Laboratories	18,490	864,962	1.13%
AmerisourceBergen Corp.	25,184	799,592	1.04%
Amgen, Inc. (I)	39,700	2,088,220	2.73%
McKesson Corp.	12,600	846,216	1.10%
Patterson Companies, Inc.	22,348	637,588	0.83%
The Cooper Companies, Inc. (L)	24,300	966,897	1.26%
Warner Chilcott, Class A PLC (I)(L)	37,210	850,249	1.11%
Watson Pharmaceuticals, Inc. (I)	21,667	879,030	1.15%
OTHER SECURITIES		4,498,549	5.88%

		12,431,303
Industrials - 12.00%
Eaton Corp.	17,510	1,145,854	1.50%
Kansas City Southern (I)(L)	17,768	645,867	0.84%
Pall Corp.	20,500	704,585	0.92%
Parker Hannifin Corp.	13,279	736,453	0.96%
United Technologies Corp.	16,166	1,049,335	1.37%
WABCO Holdings, Inc. (I)	52,900	1,665,292	2.17%
OTHER SECURITIES		3,243,695	4.24%

		9,191,081
Information Technology - 16.35%
Accenture PLC, Class A	25,682	992,609	1.30%
Adobe Systems, Inc. (I)	33,582	887,572	1.16%
EMC Corp. (I)	40,872	747,958	0.98%
Hewlett-Packard Company	40,900	1,770,152	2.31%
Intel Corp.	72,500	1,410,125	1.84%
Intuit, Inc. (I)	27,900	970,083	1.27%
MasterCard, Inc., Class A	3,167	631,912	0.82%
Micron Technology, Inc. (I)(L)	82,800	702,972	0.92%
Microsoft Corp.	50,500	1,162,005	1.52%
VeriFone Holdings, Inc. (I)(L)	67,228	1,272,626	1.66%
OTHER SECURITIES		1,973,907	2.57%

		12,521,921
Materials - 8.85%
Air Products & Chemicals, Inc.	19,000	$1,231,390	1.61%
Barrick Gold Corp.	46,405	2,107,251	2.75%
Newmont Mining Corp.	17,100	1,055,754	1.38%
Reliance Steel &
Aluminum Company	19,591	708,215	0.92%
OTHER SECURITIES		1,678,808	2.19%

		6,781,418
Utilities - 1.50%
EQT Corp.	17,531	633,570	0.83%
OTHER SECURITIES		514,236	0.67%

		1,147,806

TOTAL COMMON STOCKS (Cost $76,445,676)		$76,121,234

SHORT-TERM INVESTMENTS - 14.68%
Repurchase Agreement - 0.79%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.10% to be repurchased at $610,000 on 07/01/2010, collateralized by $615,000 Federal Home Loan Bank, 1.750% due 12/14/2012 (valued at $626,531, including interest).	$610,000	610,000	0.79%
Securities Lending Collateral - 13.89%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	1,062,926	10,638,830	13.89%

TOTAL SHORT-TERM INVESTMENTS (Cost $11,247,329)		$11,248,830

Total Investments (All Cap Value Trust) (Cost $87,693,005) - 114.06%		$87,370,064	114.06%
Other Assets And Liabilities, Net - (14.06%)		(10,772,147)	(14.06%)

TOTAL NET ASSETS - 100.00%		$76,597,917	100.00%

Alpha Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 92.76%
Consumer Discretionary - 14.62%
Brunswick Corp. (L)	300,550	$3,735,837	0.65%
CBS Corp., Class B	376,884	4,873,110	0.85%
Comcast Corp., Class A	209,237	3,634,447	0.64%
Comcast Corp., Special Class A	58,800	966,084	0.17%
Hanesbrands, Inc. (I)	223,530	5,378,132	0.94%
Lowe’s Companies, Inc.	272,997	5,574,599	0.98%
Modine Manufacturing Company (I)	477,851	3,669,896	0.64%
Staples, Inc. (L)	186,836	3,559,226	0.62%
Target Corp.	72,360	3,557,941	0.62%
Urban Outfitters, Inc. (I)(L)	113,180	3,892,260	0.68%
OTHER SECURITIES		44,680,779	7.83%

		83,522,311
Consumer Staples - 5.38%
Green Mountain Coffee Roasters, Inc. (I)(L)	174,245	4,478,097	0.78%
Kraft Foods, Inc., Class A	133,950	3,750,600	0.66%
PepsiCo, Inc.	83,777	5,106,208	0.89%
Wal-Mart Stores, Inc.	71,838	3,453,253	0.60%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Staples (continued)
OTHER SECURITIES		$13,942,710	2.45%

		30,730,868
Energy - 7.22%
Anadarko Petroleum Corp.	102,360	3,694,172	0.65%
BG Group PLC	235,699	3,489,076	0.61%
CONSOL Energy, Inc.	156,588	5,286,411	0.93%
Exxon Mobil Corp.	65,412	3,733,063	0.65%
OTHER SECURITIES		25,031,534	4.38%

		41,234,256
Financials - 11.00%
ACE, Ltd.	122,031	6,282,156	1.10%
Ameriprise Financial, Inc.	156,400	5,650,732	0.99%
Chubb Corp.	89,159	4,458,842	0.78%
Marsh & McLennan Companies, Inc.	214,613	4,839,523	0.85%
UBS AG (I)	262,220	3,475,873	0.61%
UBS AG (I)	319,452	4,223,155	0.74%
Wells Fargo & Company	392,131	10,038,554	1.76%
OTHER SECURITIES		23,828,953	4.17%

		62,797,788
Health Care - 12.48%
Eli Lilly & Company (L)	121,615	4,074,103	0.71%
Lincare Holdings, Inc. (L)	123,600	4,018,236	0.70%
Merck & Company, Inc.	126,772	4,433,217	0.78%
Pfizer, Inc.	576,034	8,214,245	1.44%
Pharmaceutical Product Development, Inc.	191,500	4,866,015	0.85%
SXC Health Solutions Corp. (I)	111,450	8,163,713	1.43%
UnitedHealth Group, Inc.	240,628	6,833,835	1.20%
OTHER SECURITIES		30,648,603	5.37%

		71,251,967
Industrials - 13.02%
ArvinMeritor, Inc. (I)(L)	398,590	5,221,529	0.91%
Corrections Corp. of America (I)	240,420	4,587,214	0.80%
Delta Air Lines, Inc. (I)(L)	483,422	5,680,209	0.99%
Ingersoll-Rand PLC (L)	220,048	7,589,456	1.33%
United Parcel Service, Inc., Class B	88,766	5,049,898	0.88%
OTHER SECURITIES		46,207,150	8.11%

		74,335,456
Information Technology - 21.68%
Apple, Inc. (I)	50,480	12,697,234	2.22%
Automatic Data Processing, Inc.	97,289	3,916,855	0.69%
eBay, Inc. (I)	391,930	7,685,747	1.35%
GSI Commerce, Inc. (I)	126,450	3,641,760	0.64%
Oracle Corp.	326,000	6,995,960	1.23%
Polycom, Inc. (I)	136,600	4,069,314	0.71%
QUALCOMM, Inc.	205,340	6,743,366	1.18%
SanDisk Corp. (I)	101,255	4,259,798	0.75%
Skyworks Solutions, Inc. (I)(L)	302,030	5,071,084	0.89%
The Western Union Company	267,906	3,994,478	0.70%
VistaPrint NV (I)	77,250	3,668,603	0.64%
OTHER SECURITIES		61,058,204	10.68%

		123,802,403
Materials - 6.22%
Owens-Illinois, Inc. (I)	177,690	4,699,901	0.82%
Rexam PLC	979,305	4,394,562	0.77%
OTHER SECURITIES		26,429,391	4.63%

		35,523,854
Telecommunication Services - 0.49%		$2,823,733	0.49%
Utilities - 0.65%		3,696,750	0.65%

TOTAL COMMON STOCKS (Cost $545,965,699)		$529,719,386

PREFERRED STOCKS - 0.21%
Consumer Discretionary - 0.21%		1,179,012	0.21%

TOTAL PREFERRED STOCKS (Cost $1,232,199)		$1,179,012

INVESTMENT COMPANIES - 0.73%
Financials - 0.73%
SPDR S&P Midcap 400 ETF Trust	$27,900	3,603,564	0.63%
OTHER SECURITIES		565,686	0.10%

		4,169,250

TOTAL INVESTMENT COMPANIES (Cost $3,194,600)		$4,169,250

WARRANTS - 0.05%
Consumer Discretionary - 0.05%		288,330	0.05%

TOTAL WARRANTS (Cost $405,430)		$288,330

SHORT-TERM INVESTMENTS - 21.88%
Repurchase Agreement - 4.42%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2010 at 0.050% to be repurchased at $25,200,035 on 07/01/2010, collateralized by $25,200,000 Government National Mortgage Association, 5.500% due 06/15/2036 (valued at $25,704,000, including interest)	$25,200,000	25,200,000	4.42%
Securities Lending Collateral - 17.46%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	9,962,836	99,718,023	17.46%

TOTAL SHORT-TERM INVESTMENTS (Cost $124,906,108)		$124,918,023

Total Investments (Alpha Opportunities Trust) (Cost $675,704,036) - 115.63%		$660,274,001	115.63%
Other Assets And Liabilities, Net - (15.63%)		(89,245,891)	(15.63%)

TOTAL NET ASSETS - 100.00%		$571,028,110	100.00%

American Asset Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Asset Allocation
Fund - Class 1	113,597,026	$1,584,678,509	100.01%

TOTAL INVESTMENT COMPANIES (Cost $1,656,968,881)		$1,584,678,509

Total Investments (American Asset Allocation Trust) (Cost $1,656,968,881) - 100.01%		$1,584,678,509	100.01%
Other Assets And Liabilities, Net - (0.01%)		(137,479)	(0.01%)

TOTAL NET ASSETS - 100.00%		$1,584,541,030	100.00%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

American Blue Chip Income and Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Fund - Class 1	27,947,194	$216,590,752	100.01%

TOTAL INVESTMENT COMPANIES (Cost $234,845,563)		$216,590,752

Total Investments (American Blue Chip Income and Growth Trust) (Cost $234,845,563) - 100.01%		$216,590,752	100.01%
Other Assets And Liabilities, Net - (0.01%)		(19,227)	(0.01%)

TOTAL NET ASSETS - 100.00%		$216,571,525	100.00%

American Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	81,690,030	$878,984,723	100.01%

TOTAL INVESTMENT COMPANIES (Cost $886,895,864)		$878,984,723

Total Investments (American Bond Trust) (Cost $886,895,864) - 100.01%		$878,984,723	100.01%
Other Assets And Liabilities, Net - (0.01%)		(55,759)	(0.01%)

TOTAL NET ASSETS - 100.00%		$878,928,964	100.00%

American Fundamental Holdings Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	42,069,360	$452,666,315	42.16%
American Growth Fund - Class 1	5,588,303	245,158,853	22.83%
American Growth-Income
Fund - Class 1	8,437,807	240,308,737	22.38%
American International
Fund - Class 1	9,177,190	135,730,636	12.64%

		1,073,864,541

TOTAL INVESTMENT COMPANIES (Cost $1,063,878,006)		$1,073,864,541

Total Investments (American Fundamental Holdings Trust) (Cost $1,063,878,006) - 100.01%		$1,073,864,541	100.01%
Other Assets And Liabilities, Net - (0.01%)		(53,703)	(0.01%)

TOTAL NET ASSETS - 100.00%		$1,073,810,838	100.00%

American Global Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	20,985,866	$225,807,920	28.47%
American Global Growth
Fund - Class 1	17,768,375	$311,479,609	39.26%
American Global Small
Capitalization Fund - Class 1	6,817,822	115,834,792	14.60%
American High-Income Bond
Fund - Class 1	5,872,153	63,184,367	7.97%
American New World Fund - Class 1	4,074,577	77,050,255	9.71%

		793,356,943

TOTAL INVESTMENT COMPANIES (Cost $832,391,628)		$793,356,943

Total Investments (American Global Diversification Trust) (Cost $832,391,628) - 100.01%		$793,356,943	100.01%
Other Assets And Liabilities, Net - (0.01%)		(45,390)	(0.01%)

TOTAL NET ASSETS - 100.00%		$793,311,553	100.00%

American Global Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Growth
Fund - Class 1	10,099,184	$177,038,701	100.01%

TOTAL INVESTMENT COMPANIES (Cost $228,654,362)		$177,038,701

Total Investments (American Global Growth Trust) (Cost $228,654,362) - 100.01%		$177,038,701	100.01%
Other Assets And Liabilities, Net - (0.01%)		(21,728)	(0.01%)

TOTAL NET ASSETS - 100.00%		$177,016,973	100.00%

American Global Small Capitalization Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small Capitalization Fund - Class 1	5,493,902	$93,341,392	100.02%

TOTAL INVESTMENT COMPANIES (Cost $87,311,228)		$93,341,392

Total Investments (American Global Small Capitalization Trust) (Cost $87,311,228) - 100.02%		$93,341,392	100.02%
Other Assets And Liabilities, Net - (0.02%)		(16,190)	(0.02%)

TOTAL NET ASSETS - 100.00%		$93,325,202	100.00%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth Fund - Class 1	26,768,280	$1,174,324,458	100.01%

TOTAL INVESTMENT COMPANIES (Cost $1,456,989,486)		$1,174,324,458

Total Investments (American Growth Trust) (Cost $1,456,989,486) - 100.01%		$1,174,324,458	100.01%
Other Assets And Liabilities, Net - (0.01%)		(76,837)	(0.01%)

TOTAL NET ASSETS - 100.00%		$1,174,247,621	100.00%

American Growth-Income Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth-Income
Fund - Class 1	39,301,322	$1,119,301,639	100.01%

TOTAL INVESTMENT COMPANIES (Cost $1,333,207,716)		$1,119,301,639

Total Investments (American Growth-Income Trust) (Cost $1,333,207,716) - 100.01%		$1,119,301,639	100.01%
Other Assets And Liabilities, Net - (0.01%)		(85,602)	(0.01%)

TOTAL NET ASSETS - 100.00%		$1,119,216,037	100.00%

American High Income Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond
Fund - Class 1	7,992,238	$85,996,479	100.02%

TOTAL INVESTMENT COMPANIES (Cost $81,969,984)		$85,996,479

Total Investments (American High Income Bond Trust) (Cost $81,969,984) - 100.02%		$85,996,479	100.02%
Other Assets And Liabilities, Net - (0.02%)		(15,233)	(0.02%)

TOTAL NET ASSETS - 100.00%		$85,981,246	100.00%

American International Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American International
Fund - Class 1	51,847,685	$766,827,263	100.01%

TOTAL INVESTMENT COMPANIES (Cost $982,295,245)		$766,827,263

Total Investments (American International Trust) (Cost $982,295,245) - 100.01%		$766,827,263	100.01%
Other Assets And Liabilities, Net - (0.01%)		(54,486)	(0.01%)

TOTAL NET ASSETS - 100.00%		$766,772,777	100.00%

American New World Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American New World Fund - Class 1	3,918,516	$74,099,142	100.02%

TOTAL INVESTMENT COMPANIES (Cost $76,721,794)		$74,099,142

Total Investments (American New World Trust) (Cost $76,721,794) - 100.02%		$74,099,142	100.02%
Other Assets And Liabilities, Net - (0.02%)		(15,212)	(0.02%)

TOTAL NET ASSETS - 100.00%		$74,083,930	100.00%

Balanced Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.12%
U.S. Treasury Bonds - 1.01%
4.500%, 02/15/2036 to 08/15/2039	308,000	$339,604	0.60%
OTHER SECURITIES		226,603	0.41%

		566,207
U.S. Treasury Notes - 9.91%
0.875%, 05/31/2011	540,000	542,574	0.97%
1.375%, 04/15/2012 to 11/15/2012	565,000	573,163	1.02%
1.500%, 12/31/2013	680,000	685,738	1.22%
1.750%, 11/15/2011	860,000	875,218	1.56%
1.875%, 04/30/2014	1,360,000	1,384,544	2.46%
2.500%, 03/31/2015	1,090,000	1,129,513	2.01%
2.625%, 12/31/2014	185,000	192,689	0.34%
OTHER SECURITIES		189,118	0.33%

		5,572,557
Federal Home Loan Mortgage Corp. - 1.19%
4.500%, 12/01/2039 to 05/01/2040	290,874	301,743	0.54%
OTHER SECURITIES		368,133	0.65%

		669,876
Federal National Mortgage Association - 12.30%
1.250%, 06/22/2012	200,000	201,905	0.36%
1.750%, 02/22/2013 to 05/07/2013	215,000	219,040	0.39%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.000%, 09/16/2014	325,000	$341,055	0.61%
4.500%, 05/01/2024 to 03/01/2040	1,401,746	1,462,360	2.60%
5.000%, 01/01/2023 to 05/01/2040	1,687,227	1,790,574	3.19%
5.500%, 07/01/2022 to 04/01/2039	1,473,295	1,583,632	2.82%
6.000%, 04/01/2035 to 11/01/2038	708,292	769,441	1.37%
OTHER SECURITIES		547,158	0.96%

		6,915,165
Government National Mortgage Association - 0.39%		217,879	0.39%
Federal Home Loan Bank - 0.32%		177,545	0.32%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $13,815,817)		$14,119,229

FOREIGN GOVERNMENT OBLIGATIONS - 0.36%
Canada - 0.15%		82,462	0.15%
Italy - 0.04%		24,193	0.04%
Supranational - 0.17%		93,865	0.17%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $196,438)		$200,520

CORPORATE BONDS - 6.70%
Basic Materials - 0.39%		221,183	0.39%
Communications - 1.17%		657,845	1.17%
Consumer, Cyclical - 0.10%		58,729	0.10%
Consumer, Non-cyclical - 0.55%		308,703	0.55%
Energy - 0.82%		459,302	0.82%
Financial - 2.65%		1,487,099	2.65%
Industrial - 0.31%		173,410	0.31%
Technology - 0.04%		21,920	0.04%
Utilities - 0.67%		377,894	0.67%

TOTAL CORPORATE BONDS (Cost $3,539,185)		$3,766,085

MUNICIPAL BONDS - 0.39%
California - 0.04%		20,941	0.04%
District of Columbia - 0.05%		27,293	0.05%
Illinois - 0.10%		59,315	0.10%
New York - 0.08%		47,384	0.08%
Texas - 0.05%		27,079	0.05%
Utah - 0.03%		16,956	0.03%
Virginia - 0.04%		21,077	0.04%

TOTAL MUNICIPAL BONDS (Cost $204,983)		$220,045

Collateralized Mortgage
Obligations 0.83%
Asset Backed Securities 0.26%		144,216	0.26%
PREFERRED STOCKS - 0.18%
Consumer Discretionary - 0.08%		45,000	0.08%
Health Care - 0.10%		58,585	0.10%

TOTAL PREFERRED STOCKS (Cost $99,578)		$103,585

COMMON STOCKS - 65.57%
Financials - 12.11%
American Express Company	$13,330	$529,201	0.94%
Bank of America Corp.	20,160	289,699	0.52%
Franklin Resources, Inc.	2,550	219,785	0.39%
JPMorgan Chase & Company	16,920	619,441	1.10%
U.S. Bancorp	13,150	293,903	0.52%
Wells Fargo & Company	17,950	459,520	0.82%
OTHER SECURITIES		4,396,732	7.82%

		6,808,281
Materials - 3.52%
Praxair, Inc.	2,900	220,371	0.39%
OTHER SECURITIES		1,759,900	3.13%

		1,980,271
Information Technology - 10.92%
Apple, Inc. (I)	3,710	933,176	1.66%
Google, Inc., Class A (I)	1,400	622,930	1.11%
Microsoft Corp.	9,610	221,126	0.39%
Visa, Inc., Class A (L)	2,900	205,175	0.37%
OTHER SECURITIES		4,158,203	7.39%

		6,140,610
Health Care - 5.76%
Express Scripts, Inc. (I)	6,300	296,226	0.53%
Medco Health Solutions, Inc. (I)	3,760	207,101	0.37%
OTHER SECURITIES		2,735,961	4.86%

		3,239,288
Industrials - 8.78%
3M Company	5,250	414,698	0.74%
Danaher Corp.	11,200	415,744	0.74%
General Electric Company	21,600	311,472	0.55%
OTHER SECURITIES		3,790,307	6.75%

		4,932,221
Consumer Discretionary - 10.94%
Amazon.com, Inc. (I)	4,100	447,966	0.80%
Bed Bath & Beyond, Inc. (I)	6,750	250,290	0.45%
Home Depot, Inc.	7,850	220,350	0.39%
Marriott International, Inc., Class A	9,578	286,765	0.51%
The Walt Disney Company	10,000	315,000	0.56%
Time Warner, Inc.	10,350	299,219	0.53%
OTHER SECURITIES		4,328,669	7.70%

		6,148,259
Consumer Staples - 2.95%
Nestle SA	4,220	203,615	0.36%
The Hershey Company	4,980	238,691	0.42%
OTHER SECURITIES		1,214,201	2.17%

		1,656,507
Telecommunication Services - 2.35%
American Tower Corp., Class A (I)	5,490	244,305	0.43%
AT&T, Inc.	10,020	242,384	0.43%
OTHER SECURITIES		835,433	1.49%

		1,322,122
Energy - 5.51%
Chevron Corp.	4,640	314,870	0.56%
EOG Resources, Inc.	2,200	216,414	0.39%
Exxon Mobil Corp.	4,700	268,229	0.48%
Murphy Oil Corp.	3,740	185,317	0.33%
Royal Dutch Shell PLC, ADR	4,400	220,968	0.39%
Schlumberger, Ltd.	7,180	397,341	0.71%
OTHER SECURITIES		1,493,142	2.65%

		3,096,281

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Utilities - 2.73%		$1,533,292	2.73%

TOTAL COMMON STOCKS (Cost $38,676,092)		$36,857,132

INVESTMENT COMPANIES - 0.02%
Investment Companies - 0.02%		10,491	0.02%

TOTAL INVESTMENT COMPANIES (Cost $10,849)		$10,491

SHORT-TERM INVESTMENTS - 2.14%
Short-Term Securities - 1.34%
State Street Institutional US
Government Money Market
Fund, 0.0598%	$204,770	204,770	0.36%
T. Rowe Price Reserve Investment
Fund, 0.3057%	547,795	547,795	0.98%

		752,565
Securities Lending Collateral - 0.80%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	44,835	448,751	0.80%

TOTAL SHORT-TERM INVESTMENTS (Cost $1,201,275)		$1,201,316

Total Investments (Balanced Trust) (Cost $58,290,636) - 101.57%		$57,089,528	101.57%
Other Assets And Liabilities, Net - (1.57%)		(882,795)	(1.57%)

TOTAL NET ASSETS - 100.00%		$56,206,733	100.00%

Blue Chip Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.02%
Consumer Discretionary - 19.67%
Amazon.com, Inc. (I)	477,489	$52,170,448	3.66%
Bed Bath & Beyond, Inc. (I)	352,900	13,085,532	0.92%
Carnival Corp.	351,100	10,617,264	0.74%
Discovery Communications, Inc., Series C (I)	386,000	11,938,980	0.84%
Kohl’s Corp. (I)	397,930	18,901,675	1.33%
Lowe’s Companies, Inc.	697,400	14,240,908	1.00%
Marriott International, Inc., Class A (L)	635,229	19,018,756	1.33%
McDonald’s Corp.	218,200	14,372,834	1.01%
NIKE, Inc., Class B	172,400	11,645,620	0.82%
Starbucks Corp.	841,400	20,446,020	1.43%
The Walt Disney Company	582,100	18,336,150	1.29%
Time Warner, Inc.	423,766	12,251,075	0.86%
OTHER SECURITIES		63,363,334	4.44%

		280,388,596
Consumer Staples - 1.62%
PepsiCo, Inc.	194,604	11,861,114	0.83%
The Procter & Gamble Company	185,837	11,146,503	0.78%
OTHER SECURITIES		80,192	0.01%

		23,087,809
Energy - 5.26%
EOG Resources, Inc.	246,900	24,287,553	1.70%
Schlumberger, Ltd. (L)	515,892	28,549,463	2.00%
OTHER SECURITIES		22,073,596	1.56%

		74,910,612

Financials - 13.96%
American Express Company	707,752	$28,097,754	1.97%
Franklin Resources, Inc.	309,365	26,664,169	1.87%
IntercontinentalExchange, Inc. (I)	132,100	14,931,263	1.05%
JPMorgan Chase & Company	704,300	25,784,423	1.81%
The Goldman Sachs Group, Inc.	82,676	10,852,879	0.76%
U.S. Bancorp	477,400	10,669,890	0.75%
Wells Fargo & Company	961,200	24,606,720	1.73%
OTHER SECURITIES		57,375,291	4.02%

		198,982,389
Health Care - 10.45%
Allergan, Inc.	299,000	17,419,740	1.22%
Celgene Corp. (I)	367,700	18,686,514	1.31%
Express Scripts, Inc. (I)	714,600	33,600,492	2.36%
McKesson Corp.	257,600	17,300,416	1.21%
Medco Health Solutions, Inc. (I)	427,600	23,552,208	1.65%
Stryker Corp.	219,879	11,007,143	0.77%
OTHER SECURITIES		27,378,133	1.93%

		148,944,646
Industrials - 11.64%
3M Company	267,200	21,106,128	1.48%
Danaher Corp.	1,279,126	47,481,157	3.33%
Emerson Electric Company	306,500	13,390,985	0.94%
Fastenal Company (L)	283,900	14,248,941	1.00%
Precision Castparts Corp.	167,900	17,280,268	1.21%
United Technologies Corp.	176,900	11,482,579	0.81%
OTHER SECURITIES		40,888,076	2.87%

		165,878,134
Information Technology - 31.98%
Apple, Inc. (I)	432,600	108,811,878	7.64%
Baidu, Inc., SADR (I)	218,600	14,882,288	1.04%
Broadcom Corp., Class A	411,000	13,550,670	0.95%
Cisco Systems, Inc. (I)	626,818	13,357,492	0.94%
Google, Inc., Class A (I)	161,666	71,933,287	5.05%
International Business Machines Corp.	123,700	15,274,476	1.07%
Juniper Networks, Inc. (I)	759,721	17,336,833	1.22%
Marvell Technology Group, Ltd. (I)	1,106,310	17,435,446	1.22%
MasterCard, Inc., Class A	100,200	19,992,906	1.40%
QUALCOMM, Inc.	587,777	19,302,597	1.35%
Tencent Holdings, Ltd.	994,900	16,406,303	1.15%
Visa, Inc., Class A (L)	327,100	23,142,325	1.62%
Xilinx, Inc. (L)	638,125	16,119,038	1.13%
OTHER SECURITIES		88,163,280	6.20%

		455,708,819
Materials - 2.53%
Praxair, Inc.	335,800	25,517,442	1.79%
OTHER SECURITIES		10,598,291	0.74%

		36,115,733
Telecommunication Services - 1.91%
American Tower Corp., Class A (I)	610,238	27,155,591	1.91%

TOTAL COMMON STOCKS (Cost $1,306,770,943)		$1,411,172,329

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 8.60%
Short-Term Securities - 0.76%		$10,833,912	0.76%
Securities Lending Collateral - 7.84%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$11,166,322	111,763,721	7.84%

TOTAL SHORT-TERM INVESTMENTS (Cost $122,582,120)		$122,597,633

Total Investments (Blue Chip Growth Trust) (Cost $1,429,353,063) - 107.62%		$1,533,769,962	107.62%
Other Assets And Liabilities, Net - (7.62%)		(108,601,434)	(7.62%)

TOTAL NET ASSETS - 100.00%		$1,425,168,528	100.00%

Capital Appreciation Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.11%
Consumer Discretionary - 19.63%
Amazon.com, Inc. (I)	307,879	$33,638,860	3.47%
Coach, Inc. (L)	311,563	11,387,628	1.18%
Dollar General Corp. (I)(L)	426,075	11,738,366	1.21%
Marriott International,
Inc., Class A (L)	472,729	14,153,506	1.46%
NIKE, Inc., Class B	356,364	24,072,388	2.49%
Polo Ralph Lauren Corp.	159,731	11,653,974	1.20%
Staples, Inc.	482,896	9,199,169	0.95%
Target Corp.	349,968	17,207,927	1.78%
The Walt Disney Company (L)	918,932	28,946,358	2.99%
OTHER SECURITIES		28,066,906	2.90%

		190,065,082
Consumer Staples - 5.78%
Colgate-Palmolive Company	146,401	11,530,543	1.19%
Costco Wholesale Corp.	183,758	10,075,451	1.04%
Kraft Foods, Inc., Class A	436,537	12,223,036	1.26%
Unilever PLC, SADR (L)	385,000	10,291,050	1.06%
OTHER SECURITIES		11,903,368	1.23%

		56,023,448
Energy - 6.66%
Occidental Petroleum Corp.	327,355	25,255,438	2.61%
Schlumberger, Ltd. (L)	518,960	28,719,246	2.97%
Southwestern Energy Company (I)	271,400	10,486,896	1.08%

		64,461,580
Financials - 5.00%
JPMorgan Chase & Company	390,380	14,291,812	1.48%
Morgan Stanley	401,227	9,312,479	0.96%
The Charles Schwab Corp.	862,192	12,225,883	1.26%
The Goldman Sachs Group, Inc.	95,630	12,553,350	1.30%

		48,383,524
Health Care - 15.26%
Abbott Laboratories	329,537	15,415,741	1.59%
Alcon, Inc. (L)	97,545	14,455,194	1.49%
Celgene Corp. (I)	325,159	16,524,580	1.71%
Express Scripts, Inc. (I)	265,498	12,483,716	1.29%
Medco Health Solutions, Inc. (I)	416,083	22,917,852	2.37%
Teva Pharmaceutical
Industries, Ltd., SADR	362,100	18,825,579	1.94%
OTHER SECURITIES		47,165,515	4.87%

		147,788,177
Industrials - 8.10%
Ingersoll-Rand PLC (L)	330,699	$11,405,809	1.18%
Koninklijke Philips Electronics NV	360,903	10,757,567	1.11%
Precision Castparts Corp.	140,094	14,418,474	1.49%
The Boeing Company	235,784	14,795,446	1.53%
United Technologies Corp.	189,949	12,329,590	1.27%
OTHER SECURITIES		14,772,587	1.52%

		78,479,473
Information Technology - 38.68%
Adobe Systems, Inc. (I)	741,994	19,610,901	2.03%
Agilent Technologies, Inc. (I)	407,822	11,594,379	1.20%
Apple, Inc. (I)	224,932	56,577,146	5.84%
Baidu, Inc., SADR (I)	158,780	10,809,742	1.12%
Broadcom Corp., Class A	269,279	8,878,129	0.92%
Cisco Systems, Inc. (I)	974,316	20,762,674	2.14%
Google, Inc., Class A (I)	63,724	28,353,994	2.93%
Hewlett-Packard Company	668,593	28,936,705	2.99%
Intel Corp.	812,396	15,801,102	1.63%
International Business Machines Corp.	81,964	10,120,915	1.05%
Juniper Networks, Inc. (I)	775,899	17,706,015	1.83%
MasterCard, Inc., Class A (L)	128,541	25,647,786	2.65%
Microsoft Corp.	1,205,618	27,741,268	2.86%
NetApp, Inc. (I)	571,815	21,334,418	2.20%
Salesforce.com, Inc. (I)(L)	207,409	17,799,840	1.84%
Tencent Holdings, Ltd., ADR	534,039	8,859,707	0.91%
Visa, Inc., Class A (L)	374,383	26,487,597	2.74%
VMware, Inc., Class A (I)(L)	178,863	11,195,034	1.16%
OTHER SECURITIES		6,283,843	0.64%

		374,501,195

TOTAL COMMON STOCKS (Cost $922,934,516)		$959,702,479

SHORT-TERM INVESTMENTS - 22.94%
Short-Term Securities - 1.28%
State Street Institutional Investment
Treasury Money Market
Fund, 0.000%	$12,369,186	12,369,186	1.28%
Securities Lending Collateral - 21.66%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	20,952,975	209,718,326	21.66%

TOTAL SHORT-TERM INVESTMENTS (Cost $222,065,387)		$222,087,512

Total Investments (Capital Appreciation Trust) (Cost $1,144,999,903) - 122.05%		$1,181,789,991	122.05%
Other Assets And Liabilities, Net - (22.05%)		(213,489,106)	(22.05%)

TOTAL NET ASSETS - 100.00%		$968,300,885	100.00%

Capital Appreciation Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 68.32%
Consumer Discretionary - 10.08%
AutoZone, Inc. (I)(L)	21,000	$4,057,620	1.32%
Cablevision Systems Corp., Class A	101,300	2,432,213	0.79%
Dollar General Corp. (I)(L)	116,400	3,206,820	1.05%
Kohl’s Corp. (I)	40,000	1,900,000	0.62%
Lowe’s Companies, Inc.	282,800	5,774,776	1.88%
McDonald’s Corp.	40,700	2,680,909	0.87%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Time Warner, Inc.	302,100	$8,733,711	2.85%
OTHER SECURITIES		2,156,806	0.70%

		30,942,855
Consumer Staples - 9.72%
Campbell Soup Company	73,400	2,629,922	0.86%
General Mills, Inc.	134,600	4,780,992	1.56%
Kellogg Company (L)	102,100	5,135,630	1.67%
PepsiCo, Inc.	82,600	5,034,470	1.64%
Philip Morris International, Inc.	90,700	4,157,688	1.35%
The Procter & Gamble Company (F)	81,637	4,896,587	1.60%
OTHER SECURITIES		3,191,775	1.04%

		29,827,064
Energy - 6.73%
Exxon Mobil Corp. (F)	113,500	6,477,445	2.11%
Nexen, Inc.	246,000	4,838,820	1.58%
Spectra Energy Corp. (L)	127,300	2,554,911	0.83%
The Williams Companies, Inc.	241,800	4,420,104	1.44%
OTHER SECURITIES		2,374,654	0.77%

		20,665,934
Financials - 13.33%
Aon Corp.	142,400	5,285,888	1.72%
Bank of America Corp. (F)	425,965	6,121,117	1.99%
JPMorgan Chase & Company	130,300	4,770,283	1.55%
MetLife, Inc.	65,500	2,473,280	0.81%
State Street Corp.	109,000	3,686,380	1.20%
U.S. Bancorp	329,100	7,355,385	2.40%
Wells Fargo & Company	289,700	7,416,320	2.42%
OTHER SECURITIES		3,790,087	1.24%

		40,898,740
Health Care - 8.29%
Baxter International, Inc.	47,800	1,942,592	0.63%
Beckman Coulter, Inc. (L)	45,600	2,749,224	0.90%
Henry Schein, Inc. (I)(L)	63,657	3,494,769	1.14%
Merck & Company, Inc. (F)	55,400	1,937,338	0.63%
Pfizer, Inc. (F)	499,570	7,123,868	2.32%
Thermo Fisher Scientific, Inc. (I)	109,400	5,366,070	1.75%
OTHER SECURITIES		2,811,108	0.92%

		25,424,969
Industrials - 8.68%
Danaher Corp.	166,600	6,184,192	2.02%
Lockheed Martin Corp.	33,800	2,518,100	0.82%
Tyco International, Ltd.	196,500	6,922,695	2.26%
United Technologies Corp.	63,300	4,108,803	1.34%
OTHER SECURITIES		6,888,359	2.24%

		26,622,149
Information Technology - 7.64%
Accenture PLC, Class A	82,900	3,204,085	1.04%
CA, Inc.	107,200	1,972,480	0.64%
International Business
Machines Corp. (L)	72,800	8,989,344	2.93%
The Western Union Company	244,800	3,649,968	1.19%
Tyco Electronics, Ltd.	139,400	3,537,972	1.15%
OTHER SECURITIES		2,084,907	0.69%

		23,438,756
Materials - 0.85%		2,605,493	0.85%

Telecommunication Services - 0.25%		769,242	0.25%
Utilities - 2.75%
NV Energy, Inc.	241,100	2,847,391	0.93%
OGE Energy Corp.	80,700	2,950,392	0.96%
OTHER SECURITIES		$2,650,548	0.86%

		8,448,331

TOTAL COMMON STOCKS (Cost $195,722,288)		$209,643,533

PREFERRED STOCKS - 1.65%
Consumer Discretionary - 0.35%		1,064,000	0.35%
Consumer Staples - 0.14%		427,500	0.14%
Energy - 0.01%		40,648	0.01%
Financials - 0.95%		2,919,278	0.95%
Telecommunication Services - 0.05%		159,300	0.05%
Utilities - 0.15%		451,008	0.15%

TOTAL PREFERRED STOCKS (Cost $5,580,578)		$5,061,734

CORPORATE BONDS - 7.56%
Basic Materials - 0.49%		1,486,865	0.49%
Communications - 2.72%
Crown Castle International Corp. 9.000%, 01/15/2015	$2,925,000	3,093,188	1.01%
OTHER SECURITIES		5,254,053	1.71%

		8,347,241
Consumer, Cyclical - 1.24%		3,816,086	1.24%
Consumer, Non-cyclical - 0.21%		641,808	0.21%
Energy - 1.47%		4,517,111	1.47%
Financial - 0.22%		677,611	0.22%
Industrial - 0.55%		1,671,314	0.55%
Technology - 0.19%		585,475	0.19%
Utilities - 0.47%		1,444,452	0.47%

TOTAL CORPORATE BONDS (Cost $21,374,017)		$23,187,963

CONVERTIBLE BONDS - 6.84%
Basic Materials - 0.57%		1,754,259	0.57%
Communications - 0.93%		2,842,695	0.93%
Consumer, Cyclical - 0.43%		1,314,300	0.43%
Consumer, Non-cyclical - 1.50%
Millipore Corp.
3.750%, 06/01/2026	$3,046,000	3,803,693	1.24%
OTHER SECURITIES		795,813	0.26%

		4,599,506
Energy - 1.18%
Peabody Energy Corp. 4.750%, 12/15/2041	2,637,000	2,571,075	0.84%
OTHER SECURITIES		1,041,908	0.34%

		3,612,983
Financial - 0.64%
Host Hotels & Resorts LP 2.625%, 04/15/2027 (S)	2,076,000	1,967,010	0.64%
Industrial - 0.07%		232,683	0.07%
Technology - 1.52%
Linear Technology Corp. 3.000%, 05/01/2027	2,626,000	2,570,198	0.84%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CONVERTIBLE BONDS (continued)
Technology (continued)
Xilinx, Inc. 3.125%, 03/15/2037	$2,060,000	$1,877,175	0.61%
OTHER SECURITIES		230,145	0.07%

		4,677,518

TOTAL CONVERTIBLE BONDS (Cost $18,240,444)		$21,000,954

TERM LOANS - 5.01%
Communications - 1.05%
CSC Holdings, Inc. 2.100%, 03/29/2016	$2,583,965	2,501,198	0.82%
OTHER SECURITIES		707,041	0.23%

		3,208,239
Technology - 0.41%		1,253,425	0.41%
Industrial - 0.16%		475,156	0.16%
Financial - 0.08%		248,906	0.08%
Consumer, Non-cyclical - 1.15%		3,542,391	1.15%
Basic Materials - 0.67%
Georgia-Pacific LLC 2.536%, 12/20/2010	2,043,232	1,972,740	0.64%
OTHER SECURITIES		86,324	0.03%

		2,059,064
Consumer, Cyclical - 1.15%		3,541,223	1.15%
Diversified - 0.19%		570,808	0.19%
Utilities - 0.15%		459,761	0.15%

TOTAL TERM LOANS (Cost $15,341,722)		$15,358,973

SHORT-TERM INVESTMENTS - 20.52%
Repurchase Agreement - 0.36%		1,105,000	0.36%
Short-Term Securities - 11.67%
T. Rowe Price Reserve Investment Fund, 0.3057%	$35,798,997	35,798,997	11.67%
Securities Lending Collateral - 8.49%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	2,604,769	26,071,138	8.49%

TOTAL SHORT-TERM INVESTMENTS (Cost $62,974,482)		$62,975,135

Total Investments (Capital Appreciation Value Trust) (Cost $319,233,531) - 109.90%		$337,228,292	109.90%
Other Assets And Liabilities, Net - (9.90%)		(30,382,968)	(9.90%)

TOTAL NET ASSETS - 100.00%		$306,845,324	100.00%

Core Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.04%
John Hancock Trust (G) - 100.04%
500 Index, Series NAV (MFC Global U.S.A.) (A)	732,115	$6,552,430	11.90%
Core Allocation Plus, Series NAV (Wellington)	3,404,479	32,955,356	59.87%
International Index, Series NAV (MFC Global U.S.A.) (A)	351,299	5,058,703	9.19%
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	194,098	$2,713,492	4.93%
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	54,548	595,665	1.08%
Total Bond Market A, Series NAV (Declaration) (A)	509,360	7,197,259	13.07%

		55,072,905

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $57,275,423)		$55,072,905

Total Investments (Core Allocation Trust) (Cost $57,275,423) - 100.04%		$55,072,905	100.04%
Other Assets And Liabilities, Net - (0.04%)		(23,303)	(0.04%)

TOTAL NET ASSETS - 100.00%		$55,049,602	100.00%

Core Allocation Plus Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 50.46%
Consumer Discretionary - 6.19%
Las Vegas Sands Corp. (I)(L)	27,800	$615,492	0.30%
OTHER SECURITIES		12,157,532	5.89%

		12,773,024
Consumer Staples - 3.19%
Altria Group, Inc.	26,730	535,669	0.26%
Philip Morris International, Inc.	12,840	588,586	0.29%
The Procter & Gamble Company	8,760	525,424	0.25%
Wal-Mart Stores, Inc.	17,360	834,495	0.40%
OTHER SECURITIES		4,091,703	1.99%

		6,575,877
Energy - 3.99%
Chevron Corp.	14,800	1,004,328	0.49%
ConocoPhillips	14,030	688,733	0.33%
EOG Resources, Inc.	5,300	521,361	0.25%
Exxon Mobil Corp.	29,235	1,668,441	0.81%
OTHER SECURITIES		4,357,278	2.11%

		8,240,141
Financials - 6.27%
Bank of America Corp.	49,304	708,498	0.34%
JPMorgan Chase & Company	27,080	991,399	0.48%
UBS AG (I)	51,800	686,638	0.33%
Wells Fargo & Company	54,000	1,382,400	0.67%
OTHER SECURITIES		9,171,832	4.45%

		12,940,767
Health Care - 5.61%
Abbott Laboratories	14,630	684,391	0.33%
Eli Lilly & Company (L)	32,180	1,078,030	0.52%
Pfizer, Inc.	88,855	1,267,072	0.61%
UnitedHealth Group, Inc.	31,600	897,440	0.43%
OTHER SECURITIES		7,656,365	3.72%

		11,583,298
Industrials - 5.25%
General Electric Company	54,650	788,053	0.38%
OTHER SECURITIES		10,052,670	4.87%

		10,840,723

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology - 13.70%
Apple, Inc. (I)	11,220	$2,822,167	1.37%
Comverse Technology, Inc. (I)	144,000	1,123,200	0.54%
EMC Corp. (I)	52,300	957,090	0.46%
Google, Inc., Class A (I)	1,470	654,077	0.32%
Intel Corp.	38,000	739,100	0.36%
International Business
Machines Corp. (L)	9,100	1,123,668	0.54%
Maxim Integrated Products, Inc. (L)	60,800	1,017,184	0.49%
Microsoft Corp.	51,100	1,175,811	0.57%
Motorola, Inc. (I)	135,000	880,200	0.43%
NetApp, Inc. (I)(L)	16,900	630,539	0.31%
Nintendo Company, Ltd.	1,980	576,767	0.28%
QUALCOMM, Inc.	17,920	588,493	0.29%
Salesforce.com, Inc. (I)(L)	11,210	962,042	0.47%
SanDisk Corp. (I)	17,150	721,501	0.35%
Shanda Interactive Entertainment, Ltd. (I)(L)	17,400	690,258	0.33%
VMware, Inc., Class A (I)(L)	9,600	600,864	0.29%
OTHER SECURITIES		13,009,586	6.30%

		28,272,547
Materials - 3.02%
Barrick Gold Corp.	14,100	640,281	0.31%
Huabao International Holdings, Ltd.	413,000	526,986	0.26%
OTHER SECURITIES		5,073,758	2.45%

		6,241,025
Telecommunication Services - 1.97%
Advanced Info Service PLC	232,900	623,775	0.30%
AT&T, Inc.	42,460	1,027,107	0.50%
OTHER SECURITIES		2,421,909	1.17%

		4,072,791
Utilities - 1.27%		2,628,643	1.27%

TOTAL COMMON STOCKS (Cost $106,328,775)		$104,168,836

PREFERRED STOCKS - 0.01%
Financials - 0.01%		21,100	0.01%

TOTAL PREFERRED STOCKS (Cost $19,770)		$21,100

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.96%
U.S. Treasury Bonds - 5.54%
2.625%, 04/30/2016	$950,000	976,125	0.47%
4.625%, 02/15/2040	700,000	786,843	0.38%
6.250%, 08/15/2023 (F)	1,000,000	1,296,250	0.63%
7.250%, 05/15/2016 to 08/15/2022	2,730,000	3,680,770	1.78%
8.750%, 05/15/2017 to 08/15/2020	2,200,000	3,224,782	1.56%
OTHER SECURITIES		1,473,415	0.72%

		11,438,185
U.S. Treasury Notes - 1.39%
3.125%, 08/31/2013 to 10/31/2016	2,000,000	2,115,667	1.03%
4.500%, 11/30/2011	710,000	750,714	0.36%

		2,866,381
Federal Home Loan Mortgage Corp. - 0.47%		978,451	0.47%
Federal National Mortgage Association - 0.79%
6.000%, 05/15/2011	500,000	524,467	0.25%
OTHER SECURITIES		1,100,101	0.54%

		1,624,568
Government National Mortgage Association - 0.27%
5.000%, 04/15/2036 to 04/15/2038	$513,243	$548,697	0.27%

		548,697
Treasury Inflation Protected Securities (D) - 0.50%
2.625%, 07/15/2017	915,083	1,032,257	0.50%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $17,829,401)		$18,488,539

FOREIGN GOVERNMENT
OBLIGATIONS - 0.37%
Brazil - 0.27%		555,244	0.27%
Hungary - 0.04%		83,659	0.04%
Qatar - 0.06%		123,300	0.06%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $671,183)		$762,203

CORPORATE BONDS - 16.13%
Basic Materials - 0.48%		987,563	0.48%
Communications - 2.79%		5,757,467	2.79%
Consumer, Cyclical - 0.54%		1,112,665	0.54%
Consumer, Non-cyclical - 2.24%		4,620,884	2.24%
Energy - 0.85%		1,749,402	0.85%
Financial - 6.68%
General Electric Capital Corp. 2.000%, 09/28/2012	$515,000	527,296	0.26%
OTHER SECURITIES		13,260,877	6.42%

		13,788,173
Industrial - 0.56%		1,165,332	0.56%
Technology - 0.32%		653,960	0.32%
Utilities - 1.67%		3,460,137	1.67%

TOTAL CORPORATE BONDS (Cost $30,575,674)		$33,295,583

MUNICIPAL BONDS - 0.79%
California - 0.25%		505,833	0.25%
Illinois - 0.13%		263,514	0.13%
Maryland - 0.02%		44,320	0.02%
Massachusetts - 0.06%		131,874	0.06%
Missouri - 0.06%		121,262	0.06%
New Jersey - 0.06%		126,042	0.06%
New York - 0.12%		256,380	0.12%
Texas - 0.09%		174,558	0.09%

TOTAL MUNICIPAL BONDS (Cost $1,499,304)		$1,623,783

Collateralized Mortgage
Obligations 2.34%		4,841,849	2.34%
Asset Backed Securities 0.18%		363,825	0.18%
INVESTMENT COMPANIES - 0.12%
Investment Companies - 0.12%		243,195	0.12%

TOTAL INVESTMENT COMPANIES (Cost $267,854)		$243,195

WARRANTS - 0.00%
Financials - 0.00%		0	0.00%

TOTAL WARRANTS (Cost $0)		$0

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 24.75%
Repurchase Agreement - 15.89%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2010 at 0.040% to be repurchased at $32,800,036 on 07/01/2010, collateralized by $32,800,599 Federal National Mortgage Association, 1.000% due 04/04/2012 (valued at $33,456,611, including interest)	$32,800,000	$32,800,000	15.89%
Securities Lending Collateral - 8.86%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	1,826,317	18,279,609	8.86%

TOTAL SHORT-TERM INVESTMENTS (Cost $51,078,284)		$51,079,609

Total Investments (Core Allocation Plus Trust) (Cost $212,830,736) - 104.11%		$214,888,522	104.11%
Other Assets And Liabilities, Net - (4.11%)		(8,474,500)	(4.11%)

TOTAL NET ASSETS - 100.00%		$206,414,022	100.00%

Core Disciplined Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.03%
John Hancock Trust (G) - 100.03%
500 Index, Series NAV (MFC Global U.S.A.) (A)	1,256,604	$11,246,604	12.61%
Disciplined Diversification, Series NAV (DFA)	5,004,028	53,242,857	59.73%
International Index, Series NAV (MFC Global U.S.A.) (A)	739,546	10,649,456	11.95%
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	101,352	1,416,895	1.59%
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	137,862	1,505,451	1.69%
Total Bond Market A, Series NAV (Declaration) (A)	785,937	11,105,293	12.46%

		89,166,556

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $90,946,499)		$89,166,556

Total Investments (Core Disciplined Diversification Trust) (Cost $90,946,499) - 100.03%		$89,166,556	100.03%
Other Assets And Liabilities, Net - (0.03%)		(23,611)	(0.03%)

TOTAL NET ASSETS - 100.00%		$89,142,945	100.00%

Core Diversified Growth & Income Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 60.30%
American Funds Insurance Series - 60.30%
American Blue Chip Income & Growth Fund - Class 1		$183,797	7.94%
American Global Growth Fund - Class 1		$136,148	5.88%
American Growth Fund - Class 1		183,968	7.95%
American Growth-Income Fund - Class 1		365,694	15.81%
American International Fund - Class 1		82,092	3.55%
American U.S. Government Fund - Class 1		443,411	19.17%

		1,395,110

TOTAL INVESTMENT COMPANIES (Cost $1,483,458)		$1,395,110

AFFILIATED INVESTMENT COMPANIES - 40.21%
John Hancock Trust (G) - 40.21%
500 Index, Series NAV (MFC Global U.S.A.) (A)	$59,840	535,565	23.15%
International Index, Series NAV (MFC Global U.S.A.) (A)	6,879	99,065	4.28%
Total Bond Market A, Series NAV (Declaration) (A)	20,921	295,607	12.78%

		930,237

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $985,471)		$930,237

Total Investments (Core Diversified Growth & Income Trust) (Cost $2,468,929) - 100.51%		$2,325,347	100.51%
Other Assets And Liabilities, Net - (0.51%)		(11,822)	(0.51%)

TOTAL NET ASSETS - 100.00%		$2,313,525	100.00%

Core Fundamental Holdings Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 60.00%
American Funds Insurance Series - 60.00%
American Blue Chip Income & Growth Fund - Class 1		$11,727,990	6.92%
American Growth Fund - Class 1		11,727,991	6.92%
American Growth-Income Fund - Class 1		23,455,982	13.83%
American International Fund - Class 1		12,975,650	7.65%
American U.S. Government Fund - Class 1		41,835,769	24.68%

		101,723,382

TOTAL INVESTMENT COMPANIES (Cost $103,561,877)		$101,723,382

AFFILIATED INVESTMENT COMPANIES - 40.01%
John Hancock Trust (G) - 40.01%
500 Index, Series NAV (MFC Global U.S.A.) (A)	$3,494,373	31,274,642	18.45%
International Index, Series NAV (MFC Global U.S.A.) (A)	600,725	8,650,433	5.10%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Fundamental Holdings Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES (continued)
John Hancock Trust (G) (continued)
Total Bond Market A, Series NAV (Declaration) (A)	$1,975,249	$27,910,265	16.46%

		67,835,340

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $67,990,175)		$67,835,340

Total Investments (Core Fundamental Holdings Trust) (Cost $171,552,052) - 100.01%		$169,558,722	100.01%
Other Assets And Liabilities, Net - (0.01%)		(22,073)	(0.01%)

TOTAL NET ASSETS - 100.00%		$169,536,649	100.00%

Core Global Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 60.03%
American Funds Insurance Series - 60.03%
American Global Growth Fund - Class 1		$26,375,136	13.52%
American Growth-Income Fund - Class 1		12,602,701	6.46%
American International Fund - Class 1		35,607,434	18.25%
American U.S. Government Fund - Class 1		42,534,262	21.80%

		117,119,533

TOTAL INVESTMENT COMPANIES (Cost $123,711,083)		$117,119,533

AFFILIATED INVESTMENT COMPANIES - 39.98%
John Hancock Trust (G) - 39.98%
500 Index, Series NAV (MFC Global U.S.A.) (A)	$1,920,168	17,185,501	8.81%
International Index, Series NAV (MFC Global U.S.A.) (A)	2,256,661	32,495,922	16.65%
Total Bond Market A, Series NAV (Declaration) (A)	2,004,790	28,327,676	14.52%

		78,009,099

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $81,459,468)		$78,009,099

Total Investments (Core Global Diversification Trust) (Cost $205,170,551) - 100.01%		$195,128,632	100.01%
Other Assets And Liabilities, Net - (0.01%)		(22,082)	(0.01%)

TOTAL NET ASSETS - 100.00%		$195,106,550	100.00%

Disciplined Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 67.13%
Australia - 1.50%		$4,081,503	1.50%
Austria - 0.14%		375,278	0.14%
Bahamas - 0.01%		17,025	0.01%
Belgium - 0.21%		560,711	0.21%
Bermuda - 0.36%		969,029	0.36%
Brazil - 0.73%		1,983,730	0.73%
Canada - 2.04%		5,554,331	2.04%
Cayman Islands - 0.10%		279,022	0.10%
Chile - 0.14%		368,718	0.14%
China - 0.71%		1,931,689	0.71%
Cyprus - 0.01%		18,825	0.01%
Czech Republic - 0.02%		64,216	0.02%
Denmark - 0.20%		552,555	0.20%
Finland - 0.29%		785,545	0.29%
France - 1.56%		4,236,133	1.56%
Germany - 1.44%		3,915,356	1.44%
Gibraltar - 0.00%		7,324	0.00%
Greece - 0.10%		278,602	0.10%
Guernsey, C.I. - 0.03%		77,865	0.03%
Hong Kong - 1.02%		2,780,275	1.02%
Hungary - 0.06%		152,247	0.06%
India - 0.71%		1,937,887	0.71%
Indonesia - 0.18%		500,740	0.18%
Ireland - 0.22%		594,249	0.22%
Israel - 0.16%		438,974	0.16%
Italy - 0.55%		1,507,551	0.55%
Japan - 4.73%		12,876,807	4.73%
Jersey, C.I. - 0.02%		60,853	0.02%
Korea - 0.05%		147,242	0.05%
Luxembourg - 0.08%		213,042	0.08%
Malaysia - 0.26%		700,615	0.26%
Marshall Islands - 0.00%		8,994	0.00%
Mexico - 0.35%		941,406	0.35%
Netherlands - 0.89%
Royal Dutch Shell PLC, ADR, Class B	20,500	989,740	0.36%
OTHER SECURITIES		1,444,241	0.53%

		2,433,981

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
New Zealand - 0.05%		$139,975	0.05%
Norway - 0.16%		430,568	0.16%
Papua New Guinea - 0.03%		75,353	0.03%
Peru - 0.00%		11,817	0.00%
Philippines - 0.05%		129,408	0.05%
Poland - 0.10%		262,571	0.10%
Portugal - 0.07%		178,456	0.07%
Puerto Rico - 0.01%		33,063	0.01%
Russia - 0.22%		600,498	0.22%
Singapore - 0.36%		968,750	0.36%
South Africa - 0.48%		1,312,572	0.48%
South Korea - 0.89%		2,410,895	0.89%
Spain - 0.64%		1,739,580	0.64%
Sweden - 0.57%		1,558,244	0.57%
Switzerland - 1.48%		4,032,557	1.48%
Taiwan - 0.80%		2,178,578	0.80%
Thailand - 0.13%		350,836	0.13%
Turkey - 0.11%		286,736	0.11%
United Arab Emirates - 0.01%		34,523	0.01%
United Kingdom - 4.34%
HSBC Holdings PLC, SADR	23,610	1,076,380	0.40%
OTHER SECURITIES		10,727,288	3.94%

		11,803,668
United States - 37.75%
Apple, Inc. (I)	6,200	1,559,486	0.57%
AT&T, Inc.	48,650	1,176,844	0.43%
Bank of America Corp.	85,400	1,227,198	0.45%
Chevron Corp.	16,500	1,119,690	0.41%
Cisco Systems, Inc. (I)	38,050	810,846	0.30%
ConocoPhillips	16,049	787,845	0.29%
Exxon Mobil Corp.	30,499	1,740,578	0.64%
General Electric Company	63,800	919,996	0.34%
Google, Inc., Class A (I)	1,600	711,920	0.26%
Intel Corp.	37,900	737,155	0.27%
International Business Machines Corp.	8,600	1,061,928	0.39%
Johnson & Johnson	17,959	1,060,659	0.39%
JPMorgan Chase & Company	49,179	1,800,443	0.66%
Microsoft Corp.	58,608	1,348,570	0.50%
Pfizer, Inc.	53,407	761,584	0.28%
The Coca-Cola Company	14,679	735,711	0.27%
The Procter & Gamble Company	21,447	1,286,391	0.47%
Wal-Mart Stores, Inc.	21,959	1,055,569	0.39%
Wells Fargo & Company	43,935	1,124,736	0.41%
OTHER SECURITIES		81,622,993	30.03%

		102,650,142
Virgin Islands - 0.01%		19,808	0.01%

TOTAL COMMON STOCKS (Cost $166,524,360)		$182,560,918

PREFERRED STOCKS - 0.17%
Brazil - 0.14%		385,806	0.14%
Germany - 0.03%		64,073	0.03%

TOTAL PREFERRED STOCKS (Cost $360,731)		$449,879

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.91%
Federal Farm Credit Bank - 4.85%
4.875%, 12/16/2015 to 01/17/2017	$7,000,000	$7,908,925	2.91%
5.125%, 08/25/2016	3,000,000	3,442,650	1.27%
5.250%, 03/06/2023	1,135,000	1,305,050	0.48%
OTHER SECURITIES		524,800	0.19%

		13,181,425
Federal Home Loan Bank - 10.93%
2.875%, 06/12/2015	800,000	828,733	0.30%
3.625%, 10/18/2013 to 03/10/2017	1,700,000	1,806,261	0.66%
4.500%, 11/15/2012	700,000	758,634	0.28%
4.750%, 09/11/2015 to 12/16/2016	4,000,000	4,498,983	1.65%
4.875%, 05/17/2017	2,000,000	2,277,830	0.84%
5.000%, 12/21/2015 to 11/17/2017	3,800,000	4,335,677	1.59%
5.250%, 06/18/2014	1,130,000	1,287,972	0.47%
5.375%, 05/18/2016 to 09/30/2022	6,950,000	8,096,319	2.98%
5.500%, 08/13/2014	3,300,000	3,804,064	1.40%
5.625%, 06/11/2021	905,000	1,065,474	0.39%
OTHER SECURITIES		963,050	0.37%

		29,722,997
Federal Home Loan Mortgage Corp. - 1.34%
2.500%, 04/23/2014	700,000	724,755	0.27%
4.875%, 11/15/2013	650,000	726,488	0.27%
5.125%, 07/15/2012	875,000	954,047	0.35%
OTHER SECURITIES		1,230,548	0.45%

		3,635,838
Federal National Mortgage Association - 0.58%
2.500%, 05/15/2014	900,000	929,103	0.34%
OTHER SECURITIES		657,128	0.24%

		1,586,231
Tennessee Valley Authority - 2.87%
4.375%, 06/15/2015	3,400,000	3,753,667	1.38%
4.500%, 04/01/2018	700,000	773,918	0.28%
5.500%, 07/18/2017	750,000	872,995	0.32%
6.250%, 12/15/2017	1,986,000	2,414,318	0.89%

		7,814,898
U.S. Treasury Bonds - 6.67%
7.500%, 11/15/2024	2,050,000	2,973,780	1.09%
8.875%, 08/15/2017	825,000	1,175,108	0.43%
10.625%, 08/15/2015	3,985,000	5,700,107	2.10%
11.250%, 02/15/2015	5,800,000	8,279,047	3.05%

		18,128,042
U.S. Treasury Notes - 4.67%
2.000%, 11/30/2013	1,700,000	1,745,156	0.64%
2.750%, 02/15/2019	1,200,000	1,195,500	0.44%
4.250%, 08/15/2014 to 11/15/2014	6,700,000	7,449,786	2.74%
4.750%, 05/31/2012	2,150,000	2,320,823	0.85%

		12,711,265

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $82,478,725)		$86,780,696

CORPORATE BONDS - 0.00%
India - 0.00%		293	0.00%

TOTAL CORPORATE BONDS (Cost $313)		$293

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

WARRANTS - 0.00%
France - 0.00%		$212	0.00%
Hong Kong - 0.00%		513	0.00%
Malaysia - 0.00%		73	0.00%

TOTAL WARRANTS (Cost $0)		$798

RIGHTS - 0.00%
Australia - 0.00%		0	0.00%
Belgium - 0.00%		84	0.00%
France - 0.00%		32	0.00%
Germany - 0.00%		3	0.00%
Hong Kong - 0.00%		1,660	0.00%
India - 0.00%		1	0.00%
Italy - 0.00%		468	0.00%
Norway - 0.00%		730	0.00%
Spain - 0.00%		4,237	0.00%

TOTAL RIGHTS (Cost $6,280)		$7,215

SHORT-TERM INVESTMENTS - 2.28%
United States - 2.28%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$577,413	5,779,320	2.13%
OTHER SECURITIES		415,314	0.15%

		6,194,634

TOTAL SHORT-TERM INVESTMENTS (Cost $6,194,054)		$6,194,634

Total Investments (Disciplined Diversification Trust) (Cost $255,564,463) - 101.49%		$275,994,433	101.49%
Other Assets And Liabilities, Net - (1.49%)		(4,063,605)	(1.49%)

TOTAL NET ASSETS - 100.00%		$271,930,828	100.00%

Emerging Markets Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.78%
Bermuda - 0.09%		$899,209	0.09%
Brazil - 8.73%
Banco Santander Brasil SA	17,919	183,954	0.02%
Banco Santander Brasil SA, ADR (L)	460,878	4,760,870	0.48%
BM&F BOVESPA SA	2,279,200	14,647,490	1.48%
BRF - Brasil Foods SA (L)	303,002	4,017,806	0.41%
Empresa Brasileira de Aeronautica SA, ADR (L)	248,049	5,196,626	0.53%
Gerdau SA	224,200	2,160,021	0.22%
Gerdau SA, SADR (L)	1,115,434	14,701,420	1.49%
Perdigao SA	7,000	91,911	0.01%
Petroleo Brasileiro SA	8,455	145,211	0.01%
Petroleo Brasileiro SA, ADR	48,069	1,649,728	0.17%
Petroleo Brasileiro SA, SADR	74,900	2,232,020	0.23%
Usinas Siderurgicas de Minas Gerais SA	168,900	4,435,380	0.45%
OTHER SECURITIES		31,971,948	3.23%

		86,194,385
Chile - 3.38%
Empresas CMPC SA	237,208	$10,382,330	1.05%
Empresas Copec SA	403,465	6,352,144	0.64%
Enersis SA, SADR (L)	447,410	8,907,933	0.90%
OTHER SECURITIES		7,720,395	0.79%

		33,362,802
China - 5.39%
China Communications Construction Company, Ltd.	4,310,555	3,909,648	0.40%
China Unicom, Ltd.	3,736,000	4,994,637	0.51%
OTHER SECURITIES		44,349,646	4.48%

		53,253,931
Czech Republic - 0.40%		3,947,667	0.40%
Hong Kong - 7.00%
China Merchants Holdings International Company, Ltd.	1,357,520	4,495,285	0.46%
China Resources Enterprises, Ltd.	1,582,000	5,822,665	0.59%
China Unicom Hong Kong, Ltd. (L)	69,012	917,860	0.09%
OTHER SECURITIES		57,875,083	5.86%

		69,110,893
Hungary - 0.13%		1,253,142	0.13%
India - 12.14%
Hindalco Industries, Ltd.	1,340,282	4,121,622	0.42%
ICICI Bank, Ltd., SADR (L)	560,545	20,258,096	2.05%
Infrastructure Development Finance Company, Ltd.	1,022,730	3,902,529	0.40%
Reliance Communications, Ltd.	953,225	4,041,611	0.41%
Reliance Industries, Ltd.	8,200	190,943	0.02%
Reliance Industries, Ltd., GDR	243,166	11,174,647	1.13%
Sterlite Industries India, Ltd.	414,337	5,900,159	0.60%
OTHER SECURITIES		70,324,283	7.11%

		119,913,890
Indonesia - 3.03%
Bumi Resources Tbk PT	29,827,570	6,093,875	0.62%
Gudang Garam Tbk PT	1,154,000	4,302,539	0.44%
OTHER SECURITIES		19,499,571	1.97%

		29,895,985
Israel - 0.56%		5,521,664	0.56%
Korea - 0.05%		448,458	0.05%
Malaysia - 4.25%
AMMB Holdings BHD	3,756,162	5,760,629	0.58%
PPB Group BHD	1,017,600	5,002,698	0.51%
OTHER SECURITIES		31,257,239	3.16%

		42,020,566
Mexico - 6.04%
Alfa SA de CV	552,100	4,140,414	0.42%
Cemex SAB de CV, SADR (I)(L)	1,477,070	14,283,267	1.45%
Grupo Financiero Banorte SA de CV	2,397,900	9,085,026	0.92%
Organizacion Soriana SA de CV (I)	1,951,200	4,998,299	0.51%
OTHER SECURITIES		27,154,814	2.74%

		59,661,820
Philippines - 0.81%		7,966,740	0.81%
Poland - 1.60%
Polski Koncern Naftowy Orlen SA (I)	631,764	6,551,379	0.66%
OTHER SECURITIES		9,238,733	0.94%

		15,790,112

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Russia - 4.16%
Gazprom OAO, SADR	1,568,580	$29,502,630	2.98%
Lukoil OAO	107,569	5,532,809	0.56%
Surgutneftegaz, SADR	701,710	6,098,362	0.62%

		41,133,801
South Africa - 8.69%
ABSA Group, Ltd.	464,467	7,305,957	0.74%
African Bank Investments, Ltd.	978,572	3,833,955	0.39%
Gold Fields, Ltd.	3,784	50,954	0.01%
Gold Fields, Ltd. (L)	586,000	7,834,820	0.79%
Harmony Gold Mining Company, Ltd. (L)	643,794	6,804,903	0.69%
Nedbank Group, Ltd.	402,867	6,263,183	0.63%
Sanlam, Ltd.	3,633,942	10,775,905	1.09%
Steinhoff International Holdings, Ltd. (I)	2,289,098	5,273,389	0.53%
OTHER SECURITIES		37,663,885	3.82%

		85,806,951
South Korea - 12.10%
Hana Financial Group, Inc.	171,900	4,552,916	0.46%
Hyundai Motor Company, Ltd.	147,923	17,327,997	1.75%
KB Financial Group, Inc., ADR (L)	337,409	12,784,427	1.29%
Samsung SDI Company, Ltd.	34,482	4,821,054	0.49%
Shinhan Financial Group Company, Ltd., SADR (L)	193,907	14,159,089	1.43%
OTHER SECURITIES		65,846,669	6.68%

		119,492,152
Taiwan - 12.03%
AU Optronics Corp. (L)	944,102	8,383,626	0.85%
InnoLux Display Corp.	3,755,073	3,860,459	0.39%
Mega Financial Holding Company, Ltd.	12,395,000	6,622,249	0.67%
United Microelectronics Corp.	18,117,794	8,009,473	0.81%
OTHER SECURITIES		91,972,997	9.31%

		118,848,804
Thailand - 2.25%
Bangkok Bank PCL	1,131,100	4,330,146	0.44%
Bangkok Bank PCL, NVDR	145,000	566,103	0.06%
OTHER SECURITIES		17,330,369	1.75%

		22,226,618
Turkey - 2.95%		29,148,776	2.95%

TOTAL COMMON STOCKS (Cost $812,843,796)		$945,898,366

PREFERRED STOCKS - 3.41%
Brazil - 3.40%
Metalurgica Gerdau SA	$332,600	5,382,408	0.55%
Petroleo Brasileiro SA	11,170	166,220	0.02%
Usinas Siderurgicas de Minas Gerais SA	467,600	12,463,289	1.26%
OTHER SECURITIES		15,557,718	1.57%

		33,569,635
Malaysia - 0.01%		106,716	0.01%

TOTAL PREFERRED STOCKS (Cost $23,619,871)		$33,676,351

RIGHTS - 0.00%
Hong Kong - 0.00%		33,057	0.00%
India - 0.00%		526	0.00%
Korea - 0.00%		1,261	0.00%

TOTAL RIGHTS (Cost $79,820)		$34,844

WARRANTS - 0.01%
Hong Kong - 0.01%		$21,102	0.01%
Thailand - 0.00%		15,050	0.00%

TOTAL WARRANTS (Cost $0)		$36,152

SHORT-TERM INVESTMENTS - 8.38%
United States - 8.38%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$7,907,323	79,144,393	8.01%
OTHER SECURITIES		3,585,608	0.37%

		82,730,001

TOTAL SHORT-TERM INVESTMENTS (Cost $82,719,599)		$82,730,001

Total Investments (Emerging Markets Value Trust) (Cost $919,263,086) - 107.58%		$1,062,375,714	107.58%
Other Assets And Liabilities, Net - (7.58%)		(74,823,893)	(7.58%)

TOTAL NET ASSETS - 100.00%		$987,551,821	100.00%

Equity-Income Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.13%
Consumer Discretionary - 14.79%
Bed Bath & Beyond, Inc. (I)	441,859	$16,384,132	0.94%
Fortune Brands, Inc.	544,500	21,333,510	1.22%
Home Depot, Inc.	1,039,600	29,181,572	1.67%
Mattel, Inc.	698,475	14,779,731	0.85%
The McGraw-Hill Companies, Inc.	615,300	17,314,542	0.99%
The Walt Disney Company	695,600	21,911,400	1.26%
Time Warner, Inc.	914,400	26,435,304	1.51%
Whirlpool Corp. (L)	205,100	18,011,882	1.03%
OTHER SECURITIES		92,710,114	5.32%

		258,062,187
Consumer Staples - 4.75%
Kimberly-Clark Corp.	323,200	19,595,616	1.12%
The Hershey Company (L)	628,200	30,109,626	1.73%
OTHER SECURITIES		33,120,610	1.90%

		82,825,852
Energy - 11.99%
Chevron Corp.	634,200	43,036,812	2.47%
Exxon Mobil Corp.	634,200	36,193,794	2.07%
Murphy Oil Corp.	447,000	22,148,850	1.27%
Royal Dutch Shell PLC, ADR (L)	615,200	30,895,344	1.77%
Schlumberger, Ltd. (L)	354,400	19,612,496	1.12%
OTHER SECURITIES		57,420,009	3.29%

		209,307,305
Financials - 20.55%
American Express Company	993,300	39,434,010	2.26%
Bank of America Corp.	2,670,493	38,374,984	2.20%
JPMorgan Chase & Company	1,481,175	54,225,817	3.11%
Legg Mason, Inc. (L)	542,302	15,200,725	0.87%
Marsh & McLennan Companies, Inc.	856,100	19,305,055	1.11%
SunTrust Banks, Inc. (L)	620,400	14,455,320	0.83%
The Bank of New York Mellon Corp.	667,700	16,485,513	0.94%
U.S. Bancorp	1,230,700	27,506,145	1.58%
Wells Fargo & Company	1,317,200	33,720,320	1.93%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$99,876,613	5.72%

		358,584,502
Health Care - 5.41%
Bristol-Myers Squibb Company	651,925	16,259,010	0.93%
Eli Lilly & Company	472,300	15,822,050	0.91%
Johnson & Johnson	282,000	16,654,920	0.95%
Merck & Company, Inc.	599,450	20,962,767	1.20%
Pfizer, Inc.	1,027,235	14,648,371	0.84%
OTHER SECURITIES		10,093,940	0.58%

		94,441,058
Industrials - 13.76%
3M Company	401,300	31,698,687	1.82%
Deere & Company	297,200	16,548,096	0.95%
General Electric Company	2,950,300	42,543,326	2.44%
Honeywell International, Inc.	483,400	18,867,102	1.08%
Illinois Tool Works, Inc.	506,000	20,887,680	1.20%
The Boeing Company	274,300	17,212,325	0.99%
United Parcel Service, Inc., Class B	327,900	18,654,231	1.07%
OTHER SECURITIES		73,610,487	4.21%

		240,021,934
Information Technology - 5.63%
Analog Devices, Inc.	544,300	15,164,198	0.87%
Computer Sciences Corp.	315,324	14,268,411	0.82%
Microsoft Corp.	940,825	21,648,383	1.24%
OTHER SECURITIES		47,233,091	2.70%

		98,314,083
Materials - 6.77%
E.I. Du Pont de
Nemours & Company	473,000	16,361,070	0.94%
International Flavors & Fragrances, Inc.	345,800	14,668,836	0.84%
International Paper Company	939,400	21,258,622	1.22%
Monsanto Company	335,700	15,516,054	0.89%
Nucor Corp. (L)	430,800	16,491,024	0.95%
OTHER SECURITIES		33,821,710	1.93%

		118,117,316
Telecommunication Services - 4.29%
AT&T, Inc.	1,414,649	34,220,359	1.96%
Verizon Communications, Inc.	556,900	15,604,338	0.89%
OTHER SECURITIES		25,029,328	1.44%

		74,854,025
Utilities - 8.19%
Exelon Corp.	470,000	17,845,900	1.02%
NiSource, Inc.	1,051,400	15,245,300	0.87%
Progress Energy, Inc.	346,500	13,589,730	0.78%
OTHER SECURITIES		96,292,509	5.52%

		142,973,439

TOTAL COMMON STOCKS (Cost $1,727,933,813)		$1,677,501,701

SHORT-TERM INVESTMENTS - 15.63%
Short-Term Securities - 3.72%
T. Rowe Price Reserve Investment Fund, 0.3057%	$63,827,836	63,827,836	3.66%
OTHER SECURITIES		1,089,402	0.06%

		64,917,238
Securities Lending Collateral - 11.91%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$20,772,834	$207,915,298	11.91%

TOTAL SHORT-TERM INVESTMENTS (Cost $272,814,844)		$272,832,536

Total Investments (Equity-Income Trust) (Cost $2,000,748,657) - 111.76%		$1,950,334,237	111.76%
Other Assets And Liabilities, Net - (11.76%)		(205,299,014)	(11.76%)

TOTAL NET ASSETS - 100.00%		$1,745,035,223	100.00%

Financial Services Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.94%
Energy - 5.59%
Canadian Natural Resources, Ltd. (L)	269,710	$8,962,463	5.59%
Financials - 86.62%
ACE, Ltd.	51,604	2,656,574	1.66%
American Express Company	383,718	15,233,605	9.50%
Ameriprise Financial, Inc.	87,886	3,175,321	1.98%
Banco Santander Brasil SA, ADR (L)	43,400	448,322	0.28%
Bank of America Corp.	36,055	518,110	0.32%
Brookfield Asset Management, Inc., Class A	216,510	4,897,457	3.05%
China Life Insurance Company, Ltd., SADR (L)	83,270	5,429,204	3.39%
Everest Re Group, Ltd.	61,428	4,344,188	2.71%
GAM Holding, Ltd. (I)	205,232	2,237,302	1.40%
ICICI Bank, Ltd., SADR	41,203	1,489,076	0.93%
Julius Baer Group, Ltd.	206,432	5,877,288	3.66%
Loews Corp.	398,055	13,259,213	8.27%
Markel Corp. (I)(L)	21,614	7,348,760	4.58%
Moody’s Corp. (L)	236,020	4,701,518	2.93%
Oaktree Capital Group LLC, Class A (I)(S)	294,700	9,946,125	6.20%
RHJ International (I)	136,461	1,010,206	0.63%
State Bank of India, GDR	128,369	12,795,696	7.98%
T. Rowe Price Group, Inc. (L)	12,970	575,738	0.36%
The Bank of New York Mellon Corp.	286,426	7,071,858	4.41%
The Charles Schwab Corp.	38,902	551,630	0.34%
The First Marblehead Corp. (I)(L)	410,168	963,895	0.60%
The Goldman Sachs Group, Inc.	42,578	5,589,214	3.48%
The Progressive Corp.	339,835	6,361,711	3.97%
Transatlantic Holdings, Inc.	306,409	14,695,376	9.16%
U.S. Bancorp	30,829	689,028	0.43%
Wells Fargo & Company	275,881	7,062,554	4.40%

		138,928,969
Industrials - 2.75%
Dun & Bradstreet Corp.	65,748	4,413,006	2.75%
Information Technology - 2.98%
Cielo SA	148,100	1,247,158	0.78%
Visa, Inc., Class A (L)	49,763	3,520,732	2.20%

		4,767,890

TOTAL COMMON STOCKS (Cost $171,292,141)		$157,072,328

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 13.06%
Short-Term Securities - 1.91%
Intesa Funding LLC, 0.230%, 07/02/2010	$1,470,000	$1,469,991	0.91%
Intesa Funding LLC, 0.300%, 07/01/2010	1,600,000	1,600,000	1.00%

		3,069,991
Securities Lending Collateral - 11.15%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	1,786,430	17,880,381	11.15%

TOTAL SHORT-TERM INVESTMENTS (Cost $20,948,353)		$20,950,372

Total Investments (Financial Services Trust) (Cost $192,240,494) - 111.00%		$178,022,700	111.00%
Other Assets And Liabilities, Net - (11.00%)		(17,635,755)	(11.00%)

TOTAL NET ASSETS - 100.00%		$160,386,945	100.00%

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
Global, Series NAV (Templeton)		$407,808,959	32.36%
Income, Series NAV (Templeton)		432,925,017	34.36%
Mutual Shares, Series NAV (Templeton)		419,472,224	33.29%

		1,260,206,200

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,580,479,239)		$1,260,206,200

Total Investments (Franklin Templeton Founding Allocation Trust) (Cost $1,580,479,239) - 100.01%		$1,260,206,200	100.01%
Other Assets And Liabilities, Net - (0.01%)		(99,570)	(0.01%)

TOTAL NET ASSETS - 100.00%		$1,260,106,630	100.00%

Fundamental Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.63%
Consumer Discretionary - 5.97%
Bed Bath & Beyond, Inc. (I)	621,020	$23,027,422	1.39%
CarMax, Inc. (I)(L)	631,568	12,568,203	0.76%
Harley-Davidson, Inc. (L)	812,078	18,052,494	1.09%
News Corp., Class A	1,105,970	13,227,401	0.80%
The Walt Disney Company (L)	460,900	14,518,350	0.88%
OTHER SECURITIES		17,310,074	1.05%

		98,703,944
Consumer Staples - 15.75%
Costco Wholesale Corp. (L)	1,420,031	77,860,300	4.71%
CVS Caremark Corp.	1,769,997	51,896,312	3.14%
Diageo PLC, SADR (L)	363,902	22,831,211	1.38%
Heineken Holding NV	511,555	18,662,917	1.13%
Philip Morris International, Inc.	351,637	16,119,040	0.98%
The Coca-Cola Company	409,280	20,513,114	1.24%
The Procter & Gamble Company	471,240	28,264,975	1.71%
OTHER SECURITIES		$23,952,179	1.46%

		260,100,048
Energy - 16.32%
Canadian Natural Resources, Ltd.	1,171,710	38,935,923	2.36%
China Coal Energy Company, Series H	8,825,500	11,022,773	0.67%
Devon Energy Corp.	848,261	51,676,060	3.13%
EOG Resources, Inc. (L)	705,842	69,433,678	4.20%
Occidental Petroleum Corp.	1,018,738	78,595,637	4.76%
OGX Petroleo e Gas Participacoes SA (I)	1,030,000	9,541,053	0.58%
Transocean, Ltd. (I)	195,672	9,065,484	0.55%
OTHER SECURITIES		1,263,055	0.07%

		269,533,663
Financials - 27.70%
American Express Company	1,853,169	73,570,809	4.45%
Ameriprise Financial, Inc.	317,337	11,465,386	0.69%
Berkshire Hathaway, Inc. Class A (I)(L)	531	63,720,000	3.86%
Brookfield Asset Management, Inc., Class A	416,380	9,418,516	0.57%
Fairfax Financial Holdings, Ltd.	18,200	6,746,922	0.41%
Fairfax Financial Holdings, Ltd. (Canadian Exchange)	8,800	3,222,905	0.20%
Hang Lung Group, Ltd.	2,205,100	11,739,643	0.71%
Julius Baer Group, Ltd.	851,600	24,245,750	1.47%
Loews Corp.	1,347,727	44,892,786	2.72%
Moody’s Corp. (L)	534,059	10,638,455	0.64%
The Bank of New York Mellon Corp.	1,660,802	41,005,201	2.48%
The Progressive Corp.	2,325,084	43,525,572	2.64%
Transatlantic Holdings, Inc.	364,629	17,487,607	1.06%
Wells Fargo & Company	2,926,126	74,908,826	4.53%
OTHER SECURITIES		21,006,215	1.27%

		457,594,593
Health Care - 10.63%
Becton, Dickinson & Company	226,700	15,329,454	0.93%
Express Scripts, Inc. (I)	580,788	27,308,652	1.65%
Johnson & Johnson	727,420	42,961,425	2.60%
Merck & Company, Inc.	1,434,439	50,162,332	3.04%
Pfizer, Inc.	2,029,560	28,941,526	1.75%
OTHER SECURITIES		10,901,282	0.66%

		175,604,671
Industrials - 5.66%
China Merchants Holdings International Company, Ltd.	5,165,487	17,104,969	1.04%
Iron Mountain, Inc. (L)	1,263,791	28,384,746	1.72%
Kuehne & Nagel International AG	118,956	12,184,614	0.74%
Tyco International, Ltd.	341,344	12,025,549	0.73%
OTHER SECURITIES		23,891,957	1.43%

		93,591,835
Information Technology - 6.61%
Agilent Technologies, Inc. (I)	503,280	14,308,250	0.87%
Google, Inc., Class A (I)	30,640	13,633,268	0.83%
Hewlett-Packard Company	586,946	25,403,024	1.54%
Microsoft Corp.	703,054	16,177,273	0.98%
Texas Instruments, Inc.	1,142,010	26,585,993	1.61%
OTHER SECURITIES		13,079,603	0.78%

		109,187,411
Materials - 5.59%
Sealed Air Corp.	1,841,575	36,315,859	2.20%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Materials (continued)
Sino-Forest Corp. (I)(S)	31,600	$449,117	0.03%
Sino-Forest Corp. (I)	976,820	13,883,127	0.84%
OTHER SECURITIES		41,656,275	2.52%

		92,304,378
Telecommunication Services - 0.40%		6,581,600	0.40%

TOTAL COMMON STOCKS (Cost $1,585,928,251)		$1,563,202,143

CORPORATE BONDS - 1.07%
Basic Materials - 0.35%
Sealed Air Corp. 12.000%, 02/14/2014 (S)	$5,000,000	5,773,355	0.35%
Consumer, Cyclical - 0.72%
Harley-Davidson, Inc. 15.000%, 02/01/2014	9,000,000	11,923,910	0.72%

TOTAL CORPORATE BONDS (Cost $14,000,000)		$17,697,265

CONVERTIBLE BONDS - 0.31%
Basic Materials - 0.20%
Sino-Forest Corp. 5.000%, 08/01/2013 (S)	$3,244,100	3,321,146	0.20%
Communications - 0.11%		1,780,000	0.11%

TOTAL CONVERTIBLE BONDS (Cost $4,844,100)		$5,101,146

SHORT-TERM INVESTMENTS - 11.25%
Short-Term Securities - 4.91%
BNP Paribas Finance Inc., 0.010%	$2,500,000	2,500,000	0.15%
Intesa Funding LLC, 0.230%	33,312,000	33,311,787	2.02%
Intesa Funding LLC, 0.360%	45,189,000	45,189,000	2.74%

		81,000,787
Securities Lending Collateral - 6.34%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	10,466,368	104,757,875	6.34%

TOTAL SHORT-TERM INVESTMENTS (Cost $185,748,174)		$185,758,662

Total Investments (Fundamental Value Trust) (Cost $1,790,520,525) - 107.26%		$1,771,759,216	107.26%
Other Assets And Liabilities, Net - (7.26%)		(119,938,235)	(7.26%)

TOTAL NET ASSETS - 100.00%		$1,651,820,981	100.00%

Global Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.35%
Australia - 0.18%		$1,048,609	0.18%
Austria - 0.56%		3,334,728	0.56%
Bermuda - 0.58%		3,471,296	0.58%
Brazil - 0.88%		5,252,801	0.88%
Cayman Islands - 0.54%		3,253,089	0.54%
China - 0.44%		2,610,202	0.44%
France - 7.09%
France Telecom SA	344,790	5,949,657	0.99%
Sanofi-Aventis SA	186,980	11,275,433	1.88%
Total SA	193,690	8,620,073	1.44%
Vivendi SA	355,630	$7,194,692	1.20%
OTHER SECURITIES		9,422,924	1.58%

		42,462,779
Germany - 5.50%
Bayerische Motoren Werke (BMW) AG	106,080	5,130,900	0.86%
Deutsche Post AG	305,820	4,436,252	0.74%
SAP AG	121,060	5,377,217	0.90%
Siemens AG	122,330	10,946,932	1.83%
OTHER SECURITIES		7,047,263	1.17%

		32,938,564
Hong Kong - 1.22%		7,291,218	1.22%
India - 0.52%		3,104,065	0.52%
Ireland - 5.33%
Accenture PLC, Class A	463,090	17,898,429	2.99%
Covidien PLC	252,400	10,141,432	1.69%
OTHER SECURITIES		3,883,766	0.65%

		31,923,627
Italy - 2.08%
Eni SpA	305,820	5,613,976	0.94%
OTHER SECURITIES		6,844,562	1.14%

		12,458,538
Japan - 2.45%		14,686,349	2.45%
Netherlands - 3.37%
Koninklijke Philips Electronics NV	208,980	6,229,143	1.04%
OTHER SECURITIES		13,933,599	2.33%

		20,162,742
Norway - 0.44%		2,620,511	0.44%
Russia - 0.39%		2,309,751	0.39%
Singapore - 2.81%
Singapore Telecommunications, Ltd.	4,213,000	9,100,294	1.52%
OTHER SECURITIES		7,700,938	1.29%

		16,801,232
South Korea - 3.37%
Hyundai Motor Company, Ltd.	69,910	8,189,398	1.37%
Samsung Electronics Company, Ltd.	14,830	9,311,576	1.56%
OTHER SECURITIES		2,654,119	0.44%

		20,155,093
Spain - 1.24%		7,430,767	1.24%
Sweden - 1.33%
Ericsson (LM), Series B	438,344	4,880,432	0.82%
OTHER SECURITIES		3,094,648	0.51%

		7,975,080
Switzerland - 8.29%
Nestle SA	142,420	6,871,761	1.15%
Novartis AG	203,880	9,891,532	1.65%
Roche Holdings AG	45,410	6,235,865	1.04%
Tyco Electronics, Ltd.	256,820	6,518,092	1.09%
Tyco International, Ltd.	244,660	8,619,372	1.44%
OTHER SECURITIES		11,508,106	1.92%

		49,644,728
Taiwan - 1.31%
Taiwan Semiconductor Manufacturing Company, Ltd.	3,340,343	6,246,110	1.04%
OTHER SECURITIES		1,602,662	0.27%

		7,848,772

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Turkey - 0.36%		$2,178,044	0.36%
United Kingdom - 12.88%
Aviva PLC (I)	1,265,190	5,880,445	0.98%
BP PLC	1,150,340	5,524,763	0.92%
Compass Group PLC (I)	674,830	5,119,933	0.86%
GlaxoSmithKline PLC (I)	512,460	8,684,752	1.45%
HSBC Holdings PLC	614,400	5,628,464	0.94%
Kingfisher PLC	1,673,250	5,192,713	0.87%
Pearson PLC (I)	407,760	5,335,982	0.89%
Royal Dutch Shell PLC (L)	99,920	2,535,383	0.42%
Royal Dutch Shell PLC, B Shares	203,880	4,936,207	0.82%
Vodafone Group PLC	4,623,360	9,580,621	1.60%
Wolseley PLC (I)	227,908	4,455,722	0.74%
OTHER SECURITIES		14,237,091	2.39%

		77,112,076
United States - 35.19%
American Express Company	132,540	5,261,838	0.88%
Amgen, Inc. (I)	303,200	15,948,320	2.66%
Cisco Systems, Inc. (I)	358,370	7,636,865	1.28%
Comcast Corp., Special Class A	626,520	10,293,724	1.72%
General Electric Company	410,210	5,915,228	0.99%
Halliburton Company (L)	221,130	5,428,742	0.91%
Merck & Company, Inc.	222,240	7,771,733	1.30%
Microsoft Corp.	600,000	13,806,000	2.31%
News Corp., Class A	849,160	10,155,954	1.70%
Oracle Corp.	798,140	17,128,083	2.86%
Pfizer, Inc.	662,620	9,448,961	1.58%
Quest Diagnostics, Inc.	136,710	6,804,057	1.14%
The Progressive Corp.	356,390	6,671,621	1.11%
The Walt Disney Company	170,960	5,385,240	0.90%
Time Warner, Inc.	171,323	4,952,948	0.83%
United Parcel Service, Inc., Class B	152,910	8,699,049	1.45%
Viacom, Inc., Class B	227,000	7,120,990	1.19%
OTHER SECURITIES		62,200,673	10.38%

		210,630,026

TOTAL COMMON STOCKS (Cost $742,089,319)		$588,704,687

SHORT-TERM INVESTMENTS - 5.81%
United States - 5.81%
BNP Paribas Securities, 0.080% due 07/01/2010	$6,800,000	6,800,000	1.14%
John Hancock Collateral Investment Trust, 0.2957%	2,791,395	27,939,070	4.67%

		34,739,070

TOTAL SHORT-TERM INVESTMENTS (Cost $34,735,612)		$34,739,070

Total Investments (Global Trust) (Cost $776,824,931) - 104.16%		$623,443,757	104.16%
Other Assets And Liabilities, Net - (4.16%)		(24,884,145)	(4.16%)

TOTAL NET ASSETS - 100.00%		$598,559,612	100.00%

Growth Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.75%
Consumer Discretionary - 14.10%
Amazon.com, Inc. (I)	109,510	$11,965,063	2.40%
Kohl’s Corp. (I)	104,980	4,986,550	1.00%
Marriott International, Inc., Class A (L)	292,920	$8,770,021	1.76%
McDonald’s Corp.	120,990	7,969,611	1.60%
NIKE, Inc., Class B	89,640	6,055,182	1.22%
Target Corp.	125,370	6,164,443	1.24%
The Walt Disney Company	234,250	7,378,875	1.48%
OTHER SECURITIES		16,955,744	3.40%

		70,245,489
Consumer Staples - 7.99%
Colgate-Palmolive Company	83,350	6,564,646	1.32%
Costco Wholesale Corp. (L)	99,910	5,478,065	1.10%
PepsiCo, Inc.	135,030	8,230,079	1.65%
Philip Morris International, Inc.	161,200	7,389,408	1.48%
OTHER SECURITIES		12,163,253	2.44%

		39,825,451
Energy - 7.25%
Concho Resources, Inc. (I)	105,390	5,831,229	1.17%
Halliburton Company (L)	349,520	8,580,716	1.72%
Occidental Petroleum Corp.	122,040	9,415,386	1.89%
Schlumberger, Ltd. (L)	147,190	8,145,495	1.63%
OTHER SECURITIES		4,125,237	0.84%

		36,098,063
Financials - 5.37%
BlackRock, Inc.	52,530	7,532,802	1.51%
IntercontinentalExchange, Inc. (I)	65,280	7,378,598	1.48%
JPMorgan Chase & Company	226,560	8,294,362	1.66%
OTHER SECURITIES		3,571,714	0.72%

		26,777,476
Health Care - 11.77%
Allergan, Inc.	108,180	6,302,567	1.26%
Amgen, Inc. (I)	94,130	4,951,238	0.99%
Celgene Corp. (I)	154,570	7,855,247	1.58%
Express Scripts, Inc. (I)	152,300	7,161,146	1.44%
Merck & Company, Inc.	156,720	5,480,498	1.10%
Shire PLC, ADR (L)	84,990	5,216,686	1.05%
Teva Pharmaceutical Industries, Ltd., SADR	146,910	7,637,851	1.53%
OTHER SECURITIES		14,024,904	2.82%

		58,630,137
Industrials - 15.46%
3M Company	131,640	10,398,244	2.09%
AMETEK, Inc.	134,080	5,383,312	1.08%
CSX Corp.	150,720	7,480,234	1.50%
Cummins, Inc.	170,600	11,111,178	2.23%
Danaher Corp.	225,500	8,370,560	1.68%
Deere & Company	162,310	9,037,421	1.81%
Expeditors International of Washington, Inc.	144,450	4,984,970	1.00%
FedEx Corp.	100,620	7,054,468	1.42%
Precision Castparts Corp.	90,060	9,268,975	1.86%
OTHER SECURITIES		3,915,100	0.79%

		77,004,462
Information Technology - 29.36%
Adobe Systems, Inc. (I)	228,270	6,033,176	1.21%
Apple, Inc. (I)	102,820	25,862,315	5.19%
Broadcom Corp., Class A	165,110	5,443,677	1.09%
Check Point Software Technologies, Ltd. (I)	206,290	6,081,429	1.22%
Cisco Systems, Inc. (I)	689,620	14,695,802	2.95%
EMC Corp. (I)	570,290	10,436,307	2.09%
Google, Inc., Class A (I)	28,220	12,556,489	2.52%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology (continued)
Juniper Networks, Inc. (I)(L)	228,550	$5,215,511	1.05%
Marvell Technology Group, Ltd. (I)	413,260	6,512,978	1.31%
Microsoft Corp.	557,450	12,826,925	2.57%
NetApp, Inc. (I)	151,700	5,659,927	1.14%
Oracle Corp.	456,920	9,805,503	1.97%
Visa, Inc., Class A	113,610	8,037,908	1.61%
OTHER SECURITIES		17,125,403	3.44%

		146,293,350
Materials - 3.97%
Praxair, Inc. (L)	69,030	5,245,590	1.05%
OTHER SECURITIES		14,545,583	2.92%

		19,791,173
Telecommunication Services - 1.74%
American Tower Corp., Class A (I)	194,410	8,651,245	1.74%
Utilities - 0.74%		3,702,560	0.74%

TOTAL COMMON STOCKS (Cost $476,565,962)		$487,019,406

SHORT-TERM INVESTMENTS - 12.74%
Repurchase Agreement - 2.59%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $12,919,004 on 07/01/2010, collateralized by $11,705,000 Federal Home Loan Mortgage Corp., 4.375% due 07/17/2015 (valued at $13,182,756, including interest)	$12,919,000	12,919,000	2.59%
Securities Lending Collateral - 10.15%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	5,054,629	50,591,784	10.15%

TOTAL SHORT-TERM INVESTMENTS (Cost $63,507,760)		$63,510,784

Total Investments (Growth Equity Trust) (Cost $540,073,722) - 110.49%		$550,530,190
Other assets and liabilities, net - (10.49%)		(52,287,658)

TOTAL NET ASSETS - 100.00%		$498,242,532

Health Sciences Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 102.49%
Consumer Discretionary - 0.36%		$437,360	0.36%
Consumer Staples - 1.00%
CVS Caremark Corp. (F)	38,600	1,131,752	0.93%
OTHER SECURITIES		85,440	0.07%

		1,217,192
Health Care - 99.27%
Acorda Therapeutics, Inc. (F)(I)	27,461	854,312	0.70%
Alexion Pharmaceuticals, Inc. (F)(I)	104,920	5,370,855	4.42%
Alkermes, Inc. (I)	115,700	1,440,465	1.19%
Allergan, Inc. (F)	17,900	1,042,854	0.86%
AMERIGROUP Corp. (I)	49,400	1,604,512	1.32%
Amgen, Inc. (F)(I)	43,500	2,288,100	1.88%
ArthroCare Corp. (F)(I)	34,300	1,051,295	0.87%
Baxter International, Inc. (F)	46,500	1,889,760	1.56%
BioMarin Pharmaceutical, Inc. (I)	100,800	$1,911,168	1.57%
CareFusion Corp. (I)	70,930	1,610,111	1.33%
Celgene Corp. (I)(F)	47,166	2,396,976	1.97%
Centene Corp. (I)	55,800	1,199,700	0.99%
Cephalon, Inc. (F)(I)	37,400	2,122,450	1.75%
CIGNA Corp. (F)	28,400	882,104	0.73%
Community Health Systems, Inc. (I)	57,800	1,954,218	1.61%
Conceptus, Inc. (F)(I)	58,200	906,756	0.75%
Covidien PLC (F)	49,725	1,997,951	1.65%
DaVita, Inc. (I)	17,795	1,111,120	0.91%
DENTSPLY International, Inc. (F)	40,050	1,197,896	0.99%
Edwards Lifesciences Corp. (F)(I)	34,200	1,915,884	1.58%
Express Scripts, Inc. (F)(I)	37,900	1,782,058	1.47%
Gilead Sciences, Inc. (F)(I)	145,996	5,004,743	4.12%
HeartWare International, Inc. (I)	600	42,042	0.03%
HeartWare International, Inc., Escrow Deposit	7,137	500,090	0.41%
HeartWare International, Inc., Private Placement	5,963	417,827	0.34%
Henry Schein, Inc. (F)(I)	43,100	2,366,190	1.95%
Human Genome Sciences, Inc. (F)(I)	85,700	1,941,962	1.60%
Humana, Inc. (F)(I)	21,452	979,713	0.81%
IDEXX Laboratories, Inc. (I)	20,900	1,272,810	1.05%
Illumina, Inc. (I)	49,400	2,150,382	1.77%
Incyte Corp. (I)	220,500	2,440,935	2.01%
Intuitive Surgical, Inc. (F)(I)	3,100	978,422	0.81%
Life Technologies Corp. (I)	24,827	1,173,076	0.97%
McKesson Corp.	30,300	2,034,948	1.68%
Medco Health Solutions, Inc. (F)(I)	50,000	2,754,000	2.27%
Merck & Company, Inc. (F)	109,209	3,819,039	3.14%
Regeneron Pharmaceuticals, Inc. (F)(I)	40,900	912,888	0.75%
Roche Holdings AG	17,990	2,470,452	2.03%
Shire PLC	35,081	713,063	0.59%
Shire PLC, ADR	13,300	816,354	0.67%
St. Jude Medical, Inc. (F)(I)	42,000	1,515,780	1.25%
Stryker Corp.	41,900	2,097,514	1.73%
SXC Health Solutions Corp. (F)(I)	12,700	930,275	0.77%
Teva Pharmaceutical Industries, Ltd., SADR (F)	51,765	2,691,262	2.22%
The Medicines Company (I)	160,055	1,218,019	1.00%
Valeant Pharmaceuticals International (I)(F)	27,300	1,427,517	1.18%
Vertex Pharmaceuticals, Inc. (F)(I)	58,604	1,928,072	1.59%
Waters Corp. (I)	16,000	1,035,200	0.85%
WellPoint, Inc. (F)(I)	38,000	1,859,340	1.53%
Zimmer Holdings, Inc. (I)	25,700	1,389,085	1.14%
OTHER SECURITIES		35,146,904	28.91%

		120,558,449
Industrials - 0.71%
Stericycle, Inc. (I)	13,175	864,017	0.71%
Information Technology - 0.66%		804,647	0.66%
Materials - 0.49%		596,235	0.49%

TOTAL COMMON STOCKS (Cost $127,859,931)		$124,477,900

PREFERRED STOCKS - 0.13%
Health Care - 0.13%		153,300	0.13%

TOTAL PREFERRED STOCKS (Cost $153,300)		$153,300

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

WARRANTS - 0.04%
Health Care - 0.04%		$48,631	0.04%

TOTAL WARRANTS (Cost $18,180)		$48,631

SHORT-TERM INVESTMENTS - 1.24%
Short-Term Securities - 1.24%
T. Rowe Price Reserve Investment Fund, 0.3057%	$1,338,363	1,338,363	1.10%
OTHER SECURITIES		161,480	0.14%

		1,499,843

TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,843)		$1,499,843

Total Investments (Health Sciences Trust) (Cost $129,531,254) - 103.90%		$126,179,674	103.90%
Other Assets And Liabilities, Net - (3.90%)		(4,730,911)	(3.90%)

TOTAL NET ASSETS - 100.00%		$121,448,763	100.00%

Heritage Trust (formerly, Vista Trust)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.69%
Consumer Discretionary - 17.72%
Hotels, Restaurants & Leisure - 3.91%
Ctrip.com International, Ltd., ADR (I)	65,800	$2,471,447	1.99%
OTHER SECURITIES		2,382,132	1.92%

		4,853,579
Household Durables - 2.92%
Whirlpool Corp. (L)	30,000	2,634,600	2.12%
OTHER SECURITIES		990,192	0.80%

		3,624,792
Internet & Catalog Retail - 1.62%
priceline.com, Inc. (I)(L)	11,400	2,012,556	1.62%
Media - 0.70%		874,540	0.70%
Multiline Retail - 2.52%
Nordstrom, Inc. (L)	46,900	1,509,711	1.22%
OTHER SECURITIES		1,621,475	1.30%

		3,131,186
Specialty Retail - 5.58%
O’Reilly Automotive, Inc. (I)(L)	44,200	2,102,152	1.69%
Williams-Sonoma, Inc. (L)	66,800	1,657,976	1.34%
OTHER SECURITIES		3,173,305	2.55%

		6,933,433
Textiles, Apparel & Luxury Goods - 0.47%		580,632	0.47%

		22,010,718
Consumer Staples - 3.63%
Food & Staples Retailing - 2.41%
Whole Foods Market, Inc. (I)	59,000	2,125,180	1.71%
OTHER SECURITIES		860,831	0.70%

		2,986,011
Food Products - 1.22%
Mead Johnson Nutrition Company	30,300	1,518,636	1.22%

		4,504,647
Energy - 4.54%
Energy Equipment & Services - 2.19%
Core Laboratories NV (L)	10,700	$1,579,427	1.27%
OTHER SECURITIES		1,147,988	0.92%

		2,727,415
Oil, Gas & Consumable Fuels - 2.35%
Concho Resources, Inc. (I)	28,400	1,571,372	1.27%
Pioneer Natural Resources Company (L)	22,600	1,343,570	1.08%

		2,914,942

		5,642,357
Financials - 6.41%
Commercial Banks - 1.21%
Comerica, Inc.	41,000	1,510,030	1.21%
Consumer Finance - 2.32%
AmeriCredit Corp. (I)(L)	80,900	1,473,998	1.19%
Discover Financial Services	100,400	1,403,592	1.13%

		2,877,590
Insurance - 0.88%		1,100,494	0.88%
Real Estate Investment Trusts - 0.74%		915,026	0.74%
Real Estate Management & Development - 1.26%
CB Richard Ellis Group, Inc., Class A (I)	114,700	1,561,067	1.26%

		7,964,207
Health Care - 14.80%
Biotechnology - 2.63%
Alexion Pharmaceuticals, Inc. (I)	26,200	1,341,178	1.08%
OTHER SECURITIES		1,926,993	1.55%

		3,268,171
Health Care Equipment & Supplies - 4.37%
C.R. Bard, Inc.	26,100	2,023,533	1.63%
Intuitive Surgical, Inc. (I)(L)	4,100	1,294,042	1.04%
Varian Medical Systems, Inc. (I)(L)	32,800	1,714,784	1.38%
OTHER SECURITIES		390,484	0.32%

		5,422,843
Health Care Providers & Services - 3.14%
Express Scripts, Inc. (I)	46,700	2,195,834	1.77%
Medco Health Solutions, Inc. (I)	30,800	1,696,464	1.37%

		3,892,298
Health Care Technology - 1.36%
SXC Health Solutions Corp. (I)	23,100	1,692,075	1.36%
Life Sciences Tools & Services - 1.87%
Life Technologies Corp. (I)	34,300	1,620,675	1.31%
OTHER SECURITIES		705,186	0.56%

		2,325,861
Pharmaceuticals - 1.43%
Shire PLC, ADR	29,000	1,780,020	1.43%

		18,381,268
Industrials - 17.95%
Aerospace & Defense - 3.16%
BE Aerospace, Inc. (I)	45,700	1,162,151	0.94%
Goodrich Corp.	30,600	2,027,250	1.63%
OTHER SECURITIES		741,024	0.59%

		3,930,425

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Trust (formerly, Vista Trust) (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCK (continued)
Air Freight & Logistics - 0.97%
Expeditors International of Washington, Inc.	35,000	$1,207,850	0.97%
Airlines - 1.41%		1,746,529	1.41%
Building Products - 0.90%		1,114,076	0.90%
Electrical Equipment - 2.94%
Cooper Industries PLC	39,600	1,742,400	1.40%
Rockwell Automation, Inc.	25,800	1,266,522	1.02%
OTHER SECURITIES		637,891	0.52%

		3,646,813
Machinery - 2.41%
Cummins, Inc.	29,600	1,927,848	1.55%
OTHER SECURITIES		1,064,930	0.86%

		2,992,778
Road & Rail - 2.43%
J.B. Hunt Transport Services, Inc.	39,200	1,280,664	1.03%
Kansas City Southern (I)(L)	47,800	1,737,530	1.40%

		3,018,194
Trading Companies & Distributors - 3.73%
Fastenal Company (L)	68,900	3,458,091	2.78%
MSC Industrial Direct Company, Inc., Class A	23,200	1,175,312	0.95%

		4,633,403

		22,290,068
Information Technology - 24.18%
Communications Equipment - 3.48%
F5 Networks, Inc. (I)	48,500	3,325,645	2.68%
OTHER SECURITIES		994,653	0.80%

		4,320,298
Computers & Peripherals - 3.93%
Apple, Inc. (I)	11,400	2,867,442	2.31%
Lexmark International,
Inc., Class A (I)(L)	47,800	1,578,834	1.27%
OTHER SECURITIES		439,448	0.35%

		4,885,724
Electronic Equipment, Instruments &
Components - 3.81%
Agilent Technologies, Inc. (I)	80,700	2,294,301	1.85%
Dolby Laboratories, Inc., Class A (I)	25,300	1,586,057	1.28%
OTHER SECURITIES		852,376	0.68%

		4,732,734
Internet Software & Services - 3.18%
Baidu, Inc., SADR (I)	27,900	1,899,432	1.53%
OTHER SECURITIES		2,054,170	1.65%

		3,953,602
IT Services - 1.27%
Cognizant Technology Solutions Corp., Class A (I)	31,500	1,576,890	1.27%
Semiconductors & Semiconductor
Equipment - 4.16%
Cypress Semiconductor Corp. (I)(L)	139,800	1,403,592	1.13%
Veeco Instruments, Inc. (I)(L)	37,600	1,288,928	1.04%
OTHER SECURITIES		2,467,860	1.99%

		5,160,380
Software - 4.35%
Citrix Systems, Inc. (I)(L)	35,100	1,482,273	1.19%
Salesforce.com, Inc. (I)(L)	17,900	1,536,178	1.24%
OTHER SECURITIES		$2,386,999	1.92%

		5,405,450

		30,035,078
Materials - 3.52%
Chemicals - 2.23%
Albemarle Corp.	37,600	1,493,096	1.20%
Ecolab, Inc.	28,500	1,279,935	1.03%

		2,773,031
Metals & Mining - 1.29%		1,595,478	1.29%

		4,368,509
Telecommunication Services - 4.42%
Wireless Telecommunication Services - 4.42%
NII Holdings, Inc. (I)	61,400	1,996,728	1.61%
SBA Communications Corp., Class A (I)(L)	84,724	2,881,463	2.32%
OTHER SECURITIES		608,025	0.49%

		5,486,216

		5,486,216
Utilities - 0.52%
Gas Utilities - 0.52%		642,320	0.52%

TOTAL COMMON STOCKS (Cost $128,613,223)		$121,325,388

SHORT-TERM INVESTMENTS - 26.88%
Short-Term Securities - 2.24%
State Street Institutional US Government Money Market Fund, 0.0598%	$2,785,672	2,785,672	2.24%
Securities Lending Collateral - 24.64%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	3,056,505	30,592,561	24.64%

TOTAL SHORT-TERM INVESTMENTS (Cost $33,374,092)		$33,378,233

Total Investments (Heritage Trust (formerly, Vista Trust)) (Cost $161,987,315) - 124.57%		$154,703,621	124.57%
Other Assets And Liabilities, Net - (24.57%)		(30,516,222)	(24.57%)

TOTAL NET ASSETS - 100.00%		$124,187,399	100.00%

International Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.85%
Australia - 4.38%
Commonwealth Bank of Australia	198,245	$8,034,980	1.09%
OTHER SECURITIES		24,304,419	3.29%

		32,339,399
Austria - 0.51%		3,748,472	0.51%
Belgium - 1.21%		8,941,728	1.21%
Bermuda - 0.17%		1,248,774	0.17%
Canada - 1.90%		14,004,862	1.90%
Denmark - 0.85%
Novo Nordisk A/S	65,869	5,313,367	0.72%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Denmark (continued)
OTHER SECURITIES		$974,586	0.13%

		6,287,953
Finland - 0.74%		5,437,282	0.74%
France - 8.64%
BNP Paribas	149,507	7,982,837	1.08%
Sanofi-Aventis SA	235,580	14,206,153	1.92%
Societe Generale	88,713	3,608,731	0.49%
Total SA	167,786	7,467,229	1.01%
OTHER SECURITIES		30,531,568	4.14%

		63,796,518
Germany - 4.01%
BASF SE	64,210	3,503,077	0.47%
SAP AG	102,078	4,534,079	0.61%
OTHER SECURITIES		21,568,491	2.93%

		29,605,647
Greece - 0.40%		2,932,008	0.40%
Hong Kong - 1.62%
CLP Holdings, Ltd.	523,096	3,787,361	0.51%
OTHER SECURITIES		8,188,938	1.11%

		11,976,299
Ireland - 0.86%		6,372,337	0.86%
Israel - 0.21%		1,541,696	0.21%
Italy - 5.10%
Enel SpA (L)	1,545,037	6,536,279	0.88%
Eni SpA (L)	664,582	12,199,815	1.65%
Telecom Italia SpA	1,115,414	1,229,393	0.17%
Telecom Italia SpA, RSP	2,125,713	1,937,070	0.26%
UniCredit Italiano SpA	3,188,736	7,078,044	0.96%
OTHER SECURITIES		8,720,972	1.18%

		37,701,573
Japan - 24.47%
Astellas Pharma, Inc.	108,826	3,639,419	0.49%
Honda Motor Company, Ltd.	175,488	5,096,438	0.69%
JX Holdings, Inc. (I)	1,088,200	5,319,083	0.72%
Kao Corp.	129,950	3,054,834	0.41%
Mitsubishi Corp.	192,305	4,007,217	0.54%
Mizuho Financial Group, Inc. (L)	2,731,400	4,483,099	0.61%
Nippon Telegraph & Telephone Corp.	85,000	3,470,466	0.47%
Nissan Motor Company, Ltd. (I)	997,300	6,913,503	0.94%
NTT DoCoMo, Inc.	2,876	4,349,172	0.59%
ORIX Corp. (L)	49,400	3,588,058	0.49%
Seven & I Holdings Company, Ltd.	166,800	3,827,105	0.52%
Takeda Pharmaceutical Company, Ltd.	191,011	8,174,707	1.11%
Toyota Motor Corp.	125,200	4,305,549	0.58%
OTHER SECURITIES		120,528,038	16.31%

		180,756,688
Luxembourg - 0.29%		2,153,308	0.29%
Netherlands - 3.30%
ING Groep NV (I)	913,241	6,780,340	0.92%
Koninklijke Philips Electronics NV	160,871	4,795,140	0.65%
OTHER SECURITIES		12,832,008	1.73%

		24,407,488
New Zealand - 0.32%		$2,351,596	0.32%
Norway - 0.27%		1,984,448	0.27%
Portugal - 0.03%		256,116	0.03%
Singapore - 2.31%		17,069,699	2.31%
Spain - 2.00%
Banco Santander SA	553,320	5,814,276	0.79%
Repsol YPF SA	158,761	3,207,578	0.43%
OTHER SECURITIES		5,752,268	0.78%

		14,774,122
Sweden - 3.75%
Hennes & Mauritz AB, B Shares	197,950	5,443,138	0.74%
OTHER SECURITIES		22,234,377	3.01%

		27,677,515
Switzerland - 5.97%
Nestle SA	239,307	11,546,556	1.56%
Novartis AG	357,283	17,334,100	2.35%
Roche Holdings AG	64,766	8,893,901	1.20%
OTHER SECURITIES		6,357,388	0.86%

		44,131,945
United Kingdom - 21.18%
Anglo American PLC (I)	156,908	5,454,693	0.74%
AstraZeneca PLC (I)	386,777	18,173,571	2.46%
Barclays PLC	1,542,136	6,113,833	0.83%
BG Group PLC	272,212	4,029,582	0.55%
BHP Billiton PLC	135,685	3,511,101	0.48%
Diageo PLC	212,188	3,324,788	0.45%
GlaxoSmithKline PLC (I)	1,248,225	21,153,894	2.86%
HSBC Holdings PLC	451,682	4,120,711	0.56%
Reckitt Benckiser Group PLC	73,999	3,422,943	0.46%
Rio Tinto PLC (I)	189,553	8,294,806	1.12%
Royal Dutch Shell PLC	454,655	11,481,616	1.55%
Royal Dutch Shell PLC, B Shares	223,154	5,402,856	0.73%
Standard Chartered PLC (I)	193,982	4,709,092	0.64%
Vodafone Group PLC	3,986,736	8,261,401	1.12%
Xstrata PLC	332,901	4,361,453	0.59%
OTHER SECURITIES		44,652,358	6.04%

		156,468,698
United States - 0.36%		2,635,526	0.36%

TOTAL COMMON STOCKS (Cost $852,788,516)		$700,601,697

PREFERRED STOCKS - 0.46%
Germany - 0.46%		3,360,828	0.46%

TOTAL PREFERRED STOCKS (Cost $3,125,102)		$3,360,828

WARRANTS - 0.00%
France - 0.00%		0	0.00%

TOTAL WARRANTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 7.69%
United States - 7.69%
John Hancock Collateral Investment Trust, 0.2957%	$3,157,943	31,607,852	4.28%
State Street Instituational Investment Treasury Money Market Fund, 0.000%	13,611,711	13,611,711	1.84%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
United States (continued)
U.S. Treasury Bill, 0.1560%, 09/16/2010	$11,622,000	$11,618,142	1.57%

		56,837,705

TOTAL SHORT-TERM INVESTMENTS (Cost $56,830,964)		$56,837,705

Total Investments (International Core Trust) (Cost $912,744,582) - 103.00%		$760,800,230	103.00%
Other Assets And Liabilities, Net - (3.00%)		(22,135,746)	(3.00%)

TOTAL NET ASSETS - 100.00%		$738,664,484	100.00%

International Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.42%
Argentina - 0.47%		$2,574,949	0.47%
Belgium - 2.51%
Anheuser-Busch InBev NV	286,129	13,743,916	2.51%
Brazil - 6.97%
OGX Petroleo e Gas Participacoes SA (I)	1,517,900	14,060,547	2.56%
PDG Realty SA Empreendimentos e Participacoes	1,196,100	10,098,927	1.84%
Vale SA, SADR	330,100	8,037,935	1.47%
OTHER SECURITIES		6,021,754	1.10%

		38,219,163
Canada - 3.83%
Canadian National Railway Company	198,482	11,388,897	2.08%
Research In Motion, Ltd. (I)	116,661	5,746,721	1.05%
OTHER SECURITIES		3,850,818	0.70%

		20,986,436
China - 3.94%
Baidu, Inc., SADR (I)	85,734	5,836,771	1.06%
Ctrip.com International, Ltd., ADR (I)	149,157	5,602,337	1.02%
Ping An Insurance Group Company of China, Ltd.	694,000	5,581,432	1.02%
OTHER SECURITIES		4,576,087	0.84%

		21,596,627
Denmark - 2.39%
Novo Nordisk A/S	105,869	8,539,994	1.56%
OTHER SECURITIES		4,567,200	0.83%

		13,107,194
France - 8.15%
Accor SA	198,975	9,137,695	1.67%
AXA SA	526,766	7,988,872	1.46%
Pernod-Ricard SA	74,931	5,796,423	1.06%
Publicis Groupe SA	204,132	8,114,571	1.48%
Schneider Electric SA	108,335	10,965,109	2.00%
OTHER SECURITIES		2,696,791	0.48%

		44,699,461
Germany - 12.73%
Adidas AG	164,590	7,944,424	1.45%
BASF SE	313,694	17,114,067	3.12%
Daimler AG (I)	211,346	10,701,966	1.95%
Infineon Technologies AG (I)	1,045,256	$6,040,638	1.10%
Metro AG	212,723	10,814,755	1.97%
Siemens AG	131,159	11,737,012	2.14%
OTHER SECURITIES		5,469,158	1.00%

		69,822,020
Hong Kong - 5.49%
CNOOC, Ltd.	4,079,500	6,933,601	1.26%
Li & Fung, Ltd.	2,832,000	12,713,587	2.32%
OTHER SECURITIES		10,463,976	1.91%

		30,111,164
India - 2.85%
ICICI Bank, Ltd., SADR	264,028	9,541,972	1.74%
Reliance Industries, Ltd., ADR	128,800	6,014,960	1.10%
Reliance Industries, Ltd., GDR	1,600	73,528	0.01%

		15,630,460
Ireland - 1.04%
Covidien PLC	141,600	5,689,488	1.04%
Israel - 3.17%
Teva Pharmaceutical Industries, Ltd., SADR	334,868	17,409,787	3.17%
Japan - 12.29%
Canon, Inc.	220,000	8,202,278	1.50%
FamilyMart Company, Ltd.	221,100	7,286,973	1.33%
Honda Motor Company, Ltd.	196,200	5,697,946	1.04%
Marubeni Corp.	2,186,000	11,197,555	2.04%
Mizuho Financial Group, Inc.	4,208,400	6,907,327	1.26%
Nintendo Company, Ltd.	28,300	8,243,686	1.50%
The Tokyo Electric Power Company, Inc.	244,200	6,647,747	1.21%
OTHER SECURITIES		13,207,996	2.41%

		67,391,508
Luxembourg - 1.58%
Millicom International Cellular SA	106,700	8,650,169	1.58%
Singapore - 1.50%
Capitaland, Ltd.	3,235,000	8,248,526	1.50%
Spain - 4.74%
Banco Bilbao Vizcaya Argentaria SA	863,051	8,903,650	1.62%
Inditex SA	301,355	17,091,440	3.12%

		25,995,090
Sweden - 0.48%		2,612,040	0.48%
Switzerland - 7.43%
Nestle SA	241,678	11,660,957	2.13%
Syngenta AG	39,213	9,055,040	1.65%
The Swatch Group AG	38,492	10,772,473	1.96%
OTHER SECURITIES		9,231,843	1.69%

		40,720,313
Taiwan - 3.03%
High Tech Computer Corp.	425,000	5,638,550	1.03%
Hon Hai Precision Industry Company, Ltd. (I)	3,119,167	10,954,894	2.00%

		16,593,444
United Kingdom - 11.83%
Autonomy Corp. PLC (I)	298,771	8,063,295	1.47%
Compass Group PLC (I)	1,107,157	8,399,996	1.53%
HSBC Holdings PLC	1,187,873	10,837,008	1.98%
Reckitt Benckiser Group PLC	130,433	6,033,389	1.10%
Rolls-Royce Group PLC (I)	1,006,616	8,382,629	1.53%
Standard Chartered PLC	453,588	11,011,268	2.01%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC (I)	1,212,149	$6,824,978	1.24%
OTHER SECURITIES		5,335,451	0.97%

		64,888,014

TOTAL COMMON STOCKS (Cost $550,799,653)		$528,689,769

PREFERRED STOCKS - 0.22%
Brazil - 0.22%		1,208,366	0.22%

TOTAL PREFERRED STOCKS (Cost $1,683,495)		$1,208,366

SHORT-TERM INVESTMENTS - 3.94%
United States - 3.94%
State Street Institutional Investment Treasury Money Market Fund, 0.000%	$21,616,726	21,616,726	3.94%

TOTAL SHORT-TERM INVESTMENTS (Cost $21,616,726)		$21,616,726

Total Investments (International Opportunities Trust) (Cost $574,099,874) - 100.58%		$551,514,861	100.58%
Other Assets And Liabilities, Net - (0.58%)		(3,157,870)	(0.58%)

TOTAL NET ASSETS - 100.00%		$548,356,991	100.00%

International Small Company Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.89%
Australia - 7.56%
Navitas, Ltd.	61,195	$237,496	0.23%
OTHER SECURITIES		7,537,839	7.33%

		7,775,335
Austria - 1.17%
BWIN Interactive
Entertainment AG (I)	5,381	238,170	0.23%
OTHER SECURITIES		969,163	0.94%

		1,207,333
Belgium - 1.30%
SA D’Ieteren Trading NV	454	192,826	0.19%
OTHER SECURITIES		1,142,207	1.11%

		1,335,033
Bermuda - 0.52%		535,434	0.52%
Canada - 11.04%
Consolidated Thompson Iron Mines, Ltd. (I)	27,029	184,332	0.18%
Quadra FNX Mining, Ltd. (I)	20,300	186,686	0.18%
SEMAFO, Inc. (I)	46,900	354,652	0.34%
OTHER SECURITIES		10,628,394	10.34%

		11,354,064
Cayman Islands - 0.03%		29,169	0.03%
China - 0.07%		67,792	0.07%
Cyprus - 0.10%		98,262	0.10%
Denmark - 0.79%		813,188	0.79%
Finland - 2.48%
Amer Sports OYJ	22,062	208,422	0.20%
Orion Oyj, Series A	4,469	83,195	0.08%
Orion OYJ, Series B	11,531	$215,754	0.21%
YIT Oyj	21,015	376,669	0.37%
OTHER SECURITIES		1,672,390	1.62%

		2,556,430
France - 3.67%
Rhodia SA (I)	19,404	319,338	0.31%
Valeo SA (I)	8,804	237,172	0.23%
Zodiac SA	5,121	246,655	0.24%
OTHER SECURITIES		2,976,913	2.89%

		3,780,078
Germany - 4.74%
DVB Bank AG	6,310	190,204	0.18%
Norddeutsche Affinerie AG	5,323	231,693	0.23%
Software AG (I)	4,489	459,187	0.45%
Stada Arzneimittel AG	10,688	355,533	0.35%
Wincor Nixdorf AG (L)	5,765	322,561	0.31%
OTHER SECURITIES		3,312,742	3.22%

		4,871,920
Gibraltar - 0.03%		26,513	0.03%
Greece - 1.00%		1,029,162	1.00%
Hong Kong - 2.54%		2,613,699	2.54%
Ireland - 1.01%
Paddy Power PLC	5,842	181,395	0.18%
OTHER SECURITIES		862,905	0.83%

		1,044,300
Israel - 0.08%		82,597	0.08%
Italy - 3.14%
Davide Campari Milano SpA	49,402	242,341	0.24%
OTHER SECURITIES		2,991,255	2.90%

		3,233,596
Japan - 23.42%		24,094,771	23.42%
Liechtenstein - 0.14%		143,595	0.14%
Luxembourg - 0.07%		68,534	0.07%
Netherlands - 2.04%		2,104,035	2.04%
New Zealand - 0.67%		686,978	0.67%
Norway - 1.16%
TGS Nopec Geophysical Company ASA (I)	19,100	218,394	0.21%
OTHER SECURITIES		979,956	0.95%

		1,198,350
Papua New Guinea - 0.01%		10,503	0.01%
Peru - 0.06%		60,763	0.06%
Portugal - 0.45%		463,606	0.45%
Singapore - 1.26%		1,292,603	1.26%
South Africa - 0.07%		72,267	0.07%
Spain - 2.26%
Ebro Puleva SA	16,526	278,686	0.27%
Iberia Lineas Aereas de Espana SA (I)	110,285	312,418	0.30%
Viscofan SA (I)	6,729	181,751	0.18%
OTHER SECURITIES		1,549,073	1.51%

		2,321,928
Sweden - 2.87%
Elekta AB, Series B	18,112	457,122	0.44%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Sweden (continued)
OTHER SECURITIES		$2,493,614	2.43%

		2,950,736
Switzerland - 5.37%
Aryzta AG	4,774	183,194	0.18%
Clariant AG (I)	35,700	452,306	0.44%
GAM Holding, Ltd. (I)	25,978	283,195	0.28%
Georg Fischer AG (I)	952	310,342	0.30%
Temenos Group AG (I)(L)	8,708	209,504	0.20%
OTHER SECURITIES		4,090,609	3.97%

		5,529,150
Taiwan - 0.00%		0	0.00%
United Arab Emirates - 0.13%		136,364	0.13%
United Kingdom - 18.24%
Amlin PLC	32,461	186,657	0.18%
Arriva PLC (I)	22,313	254,798	0.25%
Britvic PLC	32,362	228,736	0.22%
Chemring Group PLC (I)	7,484	328,495	0.32%
Dimension Data Holdings PLC	202,957	282,257	0.27%
Halfords Group PLC	30,497	221,696	0.22%
Halma PLC (I)	51,425	208,992	0.20%
Hikma Pharmaceuticals PLC	18,634	197,558	0.19%
IG Group Holdings PLC	29,583	184,594	0.18%
Imagination Technologies
Group PLC (I)	42,994	177,675	0.17%
IMI PLC	24,080	244,706	0.24%
Meggitt PLC (I)	79,630	369,426	0.36%
Micro Focus International PLC	27,844	174,387	0.17%
Mondi PLC	44,478	252,061	0.24%
Rotork PLC	16,023	302,826	0.29%
Spirax-Sarco Engineering PLC	10,190	206,267	0.20%
SSL International PLC	32,050	383,551	0.37%
Tate & Lyle PLC	34,156	226,943	0.22%
The Weir Group PLC	22,969	352,643	0.34%
Tomkins PLC	19,429	258,989	0.25%
VT Group PLC	33,412	384,896	0.37%
OTHER SECURITIES		13,335,806	12.99%

		18,763,959
United States - 0.40%		416,045	0.40%

TOTAL COMMON STOCKS (Cost $134,410,546)		$102,768,092

PREFERRED STOCKS - 0.03%
Australia - 0.03%		26,813	0.03%

TOTAL PREFERRED STOCKS (Cost $34,807)		$26,813

RIGHTS - 0.00%
Australia - 0.00%		0	0.00%
Belgium - 0.00%		1	0.00%
France - 0.00%		685	0.00%
Hong Kong - 0.00%		77	0.00%
Italy - 0.00%		3,269	0.00%

TOTAL RIGHTS (Cost $15,093)		$4,032

WARRANTS - 0.00%
Canada - 0.00%		948	0.00%
France - 0.00%		1,953	0.00%
Hong Kong - 0.00%		1,089	0.00%

TOTAL WARRANTS (Cost $2,524)		$3,990

SHORT-TERM INVESTMENTS - 3.72%
United States - 3.72%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$382,424	$3,827,685	3.72%

TOTAL SHORT-TERM INVESTMENTS (Cost $3,827,027)		$3,827,685

Total Investments (International Small Company Trust) (Cost $138,289,997) - 103.64%		$106,630,612	103.64%
Other Assets And Liabilities, Net - (3.64%)		(3,743,056)	(3.64%)

TOTAL NET ASSETS - 100.00%		$102,887,556	100.00%

International Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.01%
Australia - 0.61%		$5,461,202	0.61%
Austria - 0.91%		8,169,305	0.91%
Bermuda - 0.60%		5,400,079	0.60%
Brazil - 0.52%		4,721,606	0.52%
Canada - 2.30%
Biovail Corp.	643,800	12,403,680	1.38%
OTHER SECURITIES		8,303,550	0.92%

		20,707,230
China - 1.39%		12,511,977	1.39%
France - 10.32%
AXA SA	821,501	12,458,788	1.38%
France Telecom SA	1,165,983	20,120,070	2.24%
Sanofi-Aventis SA	339,883	20,495,924	2.28%
Total SA	297,576	13,243,466	1.47%
Vivendi SA	489,323	9,899,413	1.10%
OTHER SECURITIES		16,707,632	1.85%

		92,925,293
Germany - 9.60%
Bayerische Motoren Werke (BMW) AG	250,406	12,111,692	1.35%
E.ON AG	326,240	8,782,304	0.98%
Merck KGAA	171,280	12,478,089	1.39%
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	111,917	14,011,143	1.56%
SAP AG	326,400	14,497,965	1.61%
Siemens AG	166,141	14,867,443	1.65%
OTHER SECURITIES		9,621,794	1.06%

		86,370,430
Hong Kong - 1.51%
Hutchison Whampoa, Ltd.	1,536,031	9,463,783	1.05%
OTHER SECURITIES		4,112,934	0.46%

		13,576,717
Israel - 0.53%		4,764,587	0.53%
Italy - 1.80%
Autogrill SpA (I)	889,400	10,649,112	1.18%
OTHER SECURITIES		5,565,031	0.62%

		16,214,143
Japan - 7.92%
Nintendo Company, Ltd.	63,095	18,379,341	2.04%
NKSJ Holdings, Inc. (I)	1,450,000	8,598,516	0.96%
Sony Corp.	359,404	9,566,679	1.06%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Japan (continued)
Toyota Motor Corp.	314,130	$10,802,732	1.20%
USS Company, Ltd.	188,150	13,429,867	1.49%
OTHER SECURITIES		10,474,055	1.17%

		71,251,190
Netherlands - 5.47%
ING Groep NV (I)	2,971,240	22,059,913	2.45%
Koninklijke Philips Electronics NV	440,595	13,132,975	1.46%
Reed Elsevier NV	772,650	8,523,610	0.95%
OTHER SECURITIES		5,545,978	0.61%

		49,262,476
Norway - 4.84%
Statoil ASA	901,710	17,391,189	1.93%
Telenor ASA	1,436,155	18,036,018	2.00%
OTHER SECURITIES		8,161,797	0.91%

		43,589,004
Russia - 0.73%		6,551,519	0.73%
Singapore - 3.34%
Flextronics International, Ltd. (I)(L)	1,997,890	11,188,184	1.24%
Singapore Telecommunications, Ltd.	7,320,000	15,811,571	1.76%
Singapore Telecommunications, Ltd.	1,416,000	3,027,394	0.34%

		30,027,149
South Korea - 4.22%
KB Financial Group, Inc., ADR (L)	366,193	13,875,053	1.54%
Samsung Electronics Company, Ltd.	38,382	24,099,589	2.68%

		37,974,642
Spain - 2.43%
Telefonica SA	825,806	15,249,744	1.69%
OTHER SECURITIES		6,638,162	0.74%

		21,887,906
Sweden - 2.12%
Ericsson (LM), Series B	1,404,054	15,632,450	1.74%
OTHER SECURITIES		3,477,376	0.38%

		19,109,826
Switzerland - 7.34%
Adecco SA	229,530	10,829,843	1.20%
Nestle SA	387,763	18,709,554	2.08%
Novartis AG	201,780	9,789,648	1.09%
Roche Holdings AG	68,012	9,339,653	1.04%
Swiss Reinsurance Company, Ltd.	240,941	9,911,394	1.10%
OTHER SECURITIES		7,528,979	0.83%

		66,109,071
Taiwan - 4.52%
Compal Electronics, Inc.	8,732,051	10,410,572	1.16%
Compal Electronics, Inc., GDR	2,082	12,522	0.00%
Lite-On Technology Corp.	8,989,948	9,833,769	1.09%
Taiwan Semiconductor Manufacturing Company, Ltd.	10,862,581	20,311,949	2.26%
Taiwan Semiconductor Manufacturing Company, Ltd. SADR	7,206	70,331	0.01%
OTHER SECURITIES		83,880	0.01%

		40,723,023
United Kingdom - 21.10%
Aviva PLC	2,612,180	12,141,086	1.35%
BP PLC	2,161,715	10,382,116	1.15%
British Sky Broadcasting Group PLC	1,460,643	15,234,708	1.69%
G4S PLC	2,626,800	10,408,494	1.16%
GlaxoSmithKline PLC (I)	816,714	13,841,000	1.54%
Hays PLC	7,322,723	$9,935,209	1.10%
Kingfisher PLC	4,603,030	14,284,902	1.59%
Pearson PLC (I)	860,021	11,254,307	1.25%
Royal Dutch Shell PLC	34,486	875,052	0.10%
Royal Dutch Shell PLC, B Shares	575,946	13,944,420	1.55%
Vodafone Group PLC	15,591,388	32,308,793	3.59%
OTHER SECURITIES		45,328,339	5.03%

		189,938,426
United States - 1.89%
ACE, Ltd.	329,582	16,966,881	1.89%

TOTAL COMMON STOCKS (Cost $1,044,776,210)		$864,213,682

SHORT-TERM INVESTMENTS - 5.31%
United States - 5.31%
Bank of Montreal, Time Deposit, 0.050%, 07/02/2010	$31,100,000	31,100,000	3.45%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	1,672,116	16,736,214	1.86%

		47,836,214

TOTAL SHORT-TERM INVESTMENTS (Cost $47,834,838)		$47,836,214

RIGHTS - 0.03%
Spain - 0.03%		276,483	0.03%

TOTAL RIGHTS (Cost $277,579)		$276,483

Total Investments (International Value Trust) (Cost $1,092,888,627) - 101.35%		$912,326,379	101.35%
Other Assets And Liabilities, Net - (1.35%)		(12,190,019)	(1.35%)

TOTAL NET ASSETS - 100.00%		$900,136,360	100.00%

Large Cap Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.58%
Consumer Discretionary - 13.98%
BorgWarner, Inc. (I)(L)	44,162	$1,649,009	1.07%
Carnival Corp.	70,201	2,122,878	1.38%
Comcast Corp., Class A	224,200	3,894,354	2.54%
Fortune Brands, Inc.	70,400	2,758,272	1.80%
Lowe’s Companies, Inc.	99,200	2,025,664	1.32%
The Interpublic Group of Companies, Inc. (I)	223,100	1,590,703	1.04%
Time Warner, Inc.	64,300	1,858,913	1.21%
Viacom, Inc., Class B	58,600	1,838,282	1.20%
OTHER SECURITIES		3,739,234	2.42%

		21,477,309
Consumer Staples - 6.76%
Avon Products, Inc.	87,300	2,313,450	1.50%
PepsiCo, Inc.	54,600	3,327,870	2.17%
The Kroger Company	81,000	1,594,890	1.04%
The Procter & Gamble Company	52,500	3,148,950	2.05%

		10,385,160
Energy - 11.25%
Baker Hughes, Inc.	55,900	2,323,763	1.51%
Exxon Mobil Corp.	84,400	4,816,708	3.14%
Hess Corp.	34,100	1,716,594	1.12%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy (continued)
Marathon Oil Corp.	59,300	$1,843,637	1.20%
Noble Corp. (I)	59,800	1,848,418	1.20%
Ultra Petroleum Corp. (I)	48,500	2,146,125	1.40%
OTHER SECURITIES		2,582,396	1.68%

		17,277,641
Financials - 13.48%
Aflac, Inc.	47,400	2,022,558	1.32%
Bank of America Corp.	219,000	3,147,030	2.05%
JPMorgan Chase & Company	112,000	4,100,320	2.67%
MetLife, Inc.	45,100	1,702,976	1.11%
Principal Financial Group, Inc.	65,900	1,544,696	1.01%
The Bank of New York Mellon Corp.	72,576	1,791,901	1.17%
Wells Fargo & Company	148,922	3,812,403	2.48%
OTHER SECURITIES		2,584,003	1.67%

		20,705,887
Health Care - 14.15%
Allergan, Inc.	42,374	2,468,709	1.61%
Amgen, Inc. (I)	33,900	1,783,140	1.16%
Covidien PLC	66,000	2,651,880	1.73%
Genzyme Corp. (I)(L)	37,798	1,919,004	1.25%
Johnson & Johnson	61,400	3,626,284	2.36%
Medtronic, Inc.	51,866	1,881,180	1.22%
Merck & Company, Inc.	71,200	2,489,864	1.62%
UnitedHealth Group, Inc.	61,100	1,735,240	1.13%
OTHER SECURITIES		3,185,463	2.07%

		21,740,764
Industrials - 10.87%
FedEx Corp.	35,117	2,462,053	1.60%
General Dynamics Corp.	52,200	3,056,832	1.99%
Illinois Tool Works, Inc.	66,152	2,730,755	1.78%
PACCAR, Inc. (L)	62,350	2,485,896	1.62%
Pall Corp.	46,500	1,598,205	1.04%
OTHER SECURITIES		4,364,935	2.84%

		16,698,676
Information Technology - 18.01%
Apple, Inc. (I)	18,700	4,703,611	3.06%
Autodesk, Inc. (I)	79,000	1,924,440	1.25%
Broadcom Corp., Class A	47,100	1,552,887	1.01%
Hewlett-Packard Company	69,000	2,986,320	1.94%
Intuit, Inc. (I)	74,500	2,590,365	1.69%
Microsoft Corp.	193,000	4,440,930	2.89%
QUALCOMM, Inc.	61,900	2,032,796	1.32%
VMware, Inc., Class A (I)(L)	25,700	1,608,563	1.05%
OTHER SECURITIES		5,833,692	3.80%

		27,673,604
Materials - 3.20%
Ball Corp.	30,800	1,627,164	1.06%
The Dow Chemical Company	75,300	1,786,116	1.16%
OTHER SECURITIES		1,497,528	0.98%

		4,910,808
Telecommunication Services - 2.11%
AT&T, Inc.	134,100	3,243,879	2.11%
Utilities - 4.77%
American Electric Power Company, Inc.	88,057	2,844,241	1.85%
Exelon Corp.	73,887	2,805,489	1.83%
FirstEnergy Corp. (I)(L)	47,400	1,669,902	1.09%

		7,319,632

TOTAL COMMON STOCKS (Cost $158,397,511)		$151,433,360

SHORT-TERM INVESTMENTS - 7.27%
Repurchase Agreement - 1.46%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $2,253,001 on 07/01/2010, collateralized by $2,285,000 Federal National Mortgage Association, 1.250% due 01/06/2012 (valued at $2,299,281, including interest).	$2,253,000	$2,253,000	1.46%
Securities Lending Collateral - 5.81%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	891,440	8,922,425	5.81%

TOTAL SHORT-TERM INVESTMENTS (Cost $11,174,367)		$11,175,425

Total Investments (Large Cap Trust) (Cost $169,571,878) - 105.85%		$162,608,785	105.85%
Other Assets And Liabilities, Net - (5.85%)		(8,989,866)	(5.85%)

TOTAL NET ASSETS - 100.00%		$153,618,919	100.00%

Large Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.73%
Consumer Discretionary - 9.36%
Autoliv, Inc. (L)	76,000	$3,636,600	1.07%
Gannett Company, Inc. (L)	256,000	3,445,760	1.01%
Liberty Media Corp. - Interactive, Class A (Tracking Stock) (I)	332,000	3,486,000	1.03%
Limited Brands, Inc.	164,000	3,619,480	1.07%
Macy’s, Inc.	209,000	3,741,100	1.10%
OTHER SECURITIES		13,850,610	4.08%

		31,779,550
Consumer Staples - 3.89%
ConAgra Foods, Inc.	175,000	4,081,000	1.20%
Sara Lee Corp.	259,000	3,651,900	1.08%
OTHER SECURITIES		5,470,300	1.61%

		13,203,200
Energy - 13.64%
Chevron Corp.	173,000	11,739,780	3.46%
Cimarex Energy Company	49,000	3,507,420	1.03%
ConocoPhillips	84,000	4,123,560	1.21%
Marathon Oil Corp.	143,000	4,445,870	1.31%
Oil States International, Inc. (I)	89,000	3,522,620	1.04%
Southern Union Company	159,000	3,475,740	1.02%
The Williams Companies, Inc.	203,000	3,710,840	1.09%
Whiting Petroleum Corp. (I)	46,000	3,607,320	1.06%
OTHER SECURITIES		8,185,940	2.42%

		46,319,090
Financials - 18.79%
American Financial Group, Inc.	138,000	3,770,160	1.11%
AmeriCredit Corp. (I)(L)	191,000	3,480,020	1.02%
Assurant, Inc.	116,000	4,025,200	1.19%
Bank of America Corp.	858,000	12,329,460	3.63%
Capital One Financial Corp.	108,000	4,352,400	1.28%
Citigroup, Inc. (I)	2,085,000	7,839,600	2.31%
CME Group, Inc.	16,000	4,504,800	1.33%
Prudential Financial, Inc.	80,000	4,292,800	1.26%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$19,221,460	5.66%

		63,815,900
Health Care - 14.19%
Aetna, Inc.	152,000	4,009,760	1.18%
AmerisourceBergen Corp.	118,000	3,746,500	1.10%
Cardinal Health, Inc.	121,000	4,066,810	1.20%
Coventry Health Care, Inc. (I)	192,000	3,394,560	1.00%
Eli Lilly & Company (L)	137,000	4,589,500	1.35%
Health Net, Inc. (I)(L)	145,000	3,533,650	1.04%
Humana, Inc. (I)	83,000	3,790,610	1.12%
McKesson Corp.	61,000	4,096,760	1.21%
UnitedHealth Group, Inc.	211,000	5,992,400	1.76%
WellPoint, Inc. (I)	84,000	4,110,120	1.21%
OTHER SECURITIES		6,849,770	2.02%

		48,180,440
Industrials - 13.14%
General Electric Company	249,000	3,590,580	1.06%
L-3 Communications Holdings, Inc.	54,000	3,825,360	1.13%
Northrop Grumman Corp.	81,000	4,409,640	1.30%
Parker Hannifin Corp.	70,000	3,882,200	1.14%
OTHER SECURITIES		28,920,440	8.51%

		44,628,220
Information Technology - 4.87%
Intel Corp.	292,000	5,679,400	1.67%
OTHER SECURITIES		10,854,590	3.20%

		16,533,990
Materials - 11.71%
Huntsman Corp.	420,000	3,641,400	1.07%
International Paper Company	152,000	3,439,760	1.01%
Lubrizol Corp.	43,000	3,453,330	1.02%
MeadWestvaco Corp.	163,000	3,618,600	1.07%
PPG Industries, Inc.	67,000	4,047,470	1.19%
Sealed Air Corp.	196,000	3,865,120	1.14%
OTHER SECURITIES		17,710,060	5.21%

		39,775,740
Telecommunication Services - 2.25%		7,663,360	2.25%
Utilities - 7.89%
Constellation Energy Group, Inc.	109,000	3,515,250	1.04%
DTE Energy Company	88,000	4,013,680	1.18%
Edison International	132,000	4,187,040	1.23%
Integrys Energy Group, Inc. (I)	82,000	3,586,680	1.06%
Mirant Corp. (I)	321,000	3,389,760	1.00%
NRG Energy, Inc. (I)	181,000	3,839,010	1.13%
OTHER SECURITIES		4,253,750	1.25%

		26,785,170

TOTAL COMMON STOCKS (Cost $358,156,010)		$338,684,660

SHORT-TERM INVESTMENTS - 7.08%
Repurchase Agreement - 0.27%		927,000	0.27%
Securities Lending Collateral - 6.81%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$2,308,879	23,109,570	6.81%

TOTAL SHORT-TERM INVESTMENTS (Cost $24,033,446)		$24,036,570

Total Investments (Large Cap Value Trust) (Cost $382,189,456) - 106.81%		$362,721,230	106.81%
Other Assets And Liabilities, Net - (6.81%)		(23,126,174)	(6.81%)

TOTAL NET ASSETS - 100.00%		$339,595,056	100.00%

Mid Cap Stock Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.56%
Consumer Discretionary - 22.34%
Advance Auto Parts, Inc.	143,980	$7,224,916	1.04%
Coach, Inc.	196,400	7,178,420	1.03%
Family Dollar Stores, Inc.	263,240	9,921,516	1.42%
Focus Media Holding, Ltd., ADR (I)(L)	469,400	7,289,782	1.05%
Hanesbrands, Inc. (I)	421,100	10,131,666	1.45%
Jarden Corp.	321,144	8,629,139	1.24%
LKQ Corp. (I)	378,500	7,297,480	1.05%
Ross Stores, Inc.	169,600	9,037,984	1.30%
Strayer Education, Inc. (L)	40,590	8,438,255	1.21%
Tempur-Pedic International, Inc. (I)(L)	280,150	8,614,613	1.24%
Urban Outfitters, Inc. (I)(L)	311,100	10,698,729	1.54%
Williams-Sonoma, Inc. (L)	392,500	9,741,850	1.40%
OTHER SECURITIES		51,418,766	7.37%

		155,623,116
Consumer Staples - 1.92%
Green Mountain Coffee Roasters, Inc. (I)(L)	521,430	13,400,751	1.92%
Energy - 3.37%
Baker Hughes, Inc.	166,000	6,900,620	0.99%
OTHER SECURITIES		16,569,872	2.38%

		23,470,492
Financials - 4.21%
Ameriprise Financial, Inc.	258,120	9,325,876	1.34%
Genworth Financial, Inc., Class A (I)	549,700	7,184,579	1.03%
OTHER SECURITIES		12,809,625	1.84%

		29,320,080
Health Care - 13.17%
Edwards Lifesciences Corp. (I)	137,900	7,725,158	1.11%
Lincare Holdings, Inc. (L)	285,750	9,289,733	1.33%
Pharmaceutical Product Development, Inc.	443,700	11,274,417	1.62%
Shionogi & Company, Ltd.	347,700	7,193,363	1.03%
SXC Health Solutions Corp. (I)	207,245	15,180,696	2.18%
Watson Pharmaceuticals, Inc. (I)	229,700	9,318,929	1.34%
OTHER SECURITIES		31,795,395	4.56%

		91,777,691
Industrials - 19.17%
BE Aerospace, Inc. (I)	343,300	8,730,119	1.25%
Corrections Corp. of America (I)(L)	491,000	9,368,280	1.34%
Expeditors International of Washington, Inc.	206,400	7,122,864	1.02%
Ingersoll-Rand PLC (L)	395,200	13,630,448	1.96%
Kansas City Southern (I)(L)	203,400	7,393,590	1.06%
Localiza Rent A Car SA	779,700	9,049,704	1.30%
Navistar International Corp. (I)	224,200	11,030,640	1.58%
Safran SA	389,263	10,794,862	1.55%
OTHER SECURITIES		56,417,623	8.11%

		133,538,130
Information Technology - 32.33%
Adobe Systems, Inc. (I)	338,070	8,935,190	1.28%
Aruba Networks, Inc. (I)(L)	491,900	7,004,656	1.01%
Atheros Communications, Inc. (I)(L)	258,630	7,122,670	1.02%
Broadcom Corp., Class A	284,200	9,370,074	1.35%
Citrix Systems, Inc. (I)(L)	169,700	7,166,431	1.03%
Cognizant Technology Solutions Corp., Class A (I)	142,230	7,120,034	1.02%
Concur Technologies, Inc. (I)(L)	253,200	10,806,573	1.55%
Equinix, Inc. (I)(L)	86,300	7,009,286	1.01%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology (continued)
GSI Commerce, Inc. (I)	394,100	$11,350,080	1.63%
Jabil Circuit, Inc.	540,300	7,185,990	1.03%
Maxim Integrated Products, Inc. (L)	423,300	7,081,809	1.02%
NetApp, Inc. (I)	218,900	8,167,159	1.17%
Polycom, Inc. (I)	380,800	11,344,032	1.63%
Riverbed Technology, Inc. (I)	348,400	9,622,808	1.38%
Rovi Corp. (I)(L)	255,900	9,701,169	1.39%
SanDisk Corp. (I)	238,600	10,037,902	1.44%
Sanmina-SCI Corp. (I)	587,720	7,998,869	1.15%
Skyworks Solutions, Inc. (I)(L)	702,600	11,796,654	1.69%
VistaPrint NV (I)(L)	210,500	9,996,645	1.44%
OTHER SECURITIES		56,420,478	8.09%

		225,238,509
Materials - 2.02%		14,066,889	2.02%
Telecommunication Services - 1.03%
MetroPCS Communications, Inc. (I)	874,800	7,164,612	1.03%

TOTAL COMMON STOCKS (Cost $663,130,198)		$693,600,270

SHORT-TERM INVESTMENTS - 31.46%
Repurchase Agreement - 0.56%		3,900,000	0.56%
Securities Lending Collateral - 30.90%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$21,505,310	215,246,652	30.90%

TOTAL SHORT-TERM
INVESTMENTS (Cost $219,132,169)		$219,146,652

Total Investments (Mid Cap Stock Trust)
(Cost $882,262,367) - 131.02%		$912,746,922	131.02%
Other Assets And Liabilities, Net - (31.02%)		(216,126,135)	(31.02%)

TOTAL NET ASSETS - 100.00%		$696,620,787	100.00%

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.71%
Consumer Discretionary - 9.35%
Hasbro, Inc.	36,873	$1,515,480	1.23%
Macy’s, Inc.	85,762	1,535,140	1.25%
National CineMedia, Inc.	63,520	1,058,243	0.86%
Penn National Gaming, Inc. (I)	46,453	1,073,064	0.87%
The Goodyear Tire & Rubber Company (I)	107,274	1,066,304	0.87%
VF Corp.	16,905	1,203,298	0.98%
OTHER SECURITIES		4,062,249	3.29%

		11,513,778
Consumer Staples - 3.06%
Lorillard, Inc.	52,383	3,770,528	3.06%
Energy - 10.93%
Alpha Natural Resources, Inc. (I)	31,103	1,053,459	0.86%
Enbridge, Inc.	59,266	2,761,796	2.24%
Newfield Exploration Company (I)	20,625	1,007,738	0.82%
Pioneer Natural Resources Company (L)	19,985	1,188,108	0.96%
Smith International, Inc.	40,735	1,533,673	1.25%
OTHER SECURITIES		5,919,985	4.80%

		13,464,759
Financials - 15.73%
Assurant, Inc.	35,287	$1,224,459	0.99%
Axis Capital Holdings, Ltd.	32,869	976,867	0.79%
Equity Residential	25,644	1,067,816	0.87%
Everest Re Group, Ltd.	18,672	1,320,484	1.07%
Invesco, Ltd.	71,404	1,201,729	0.98%
Lincoln National Corp.	43,149	1,048,089	0.85%
PartnerRe, Ltd.	18,119	1,270,867	1.03%
XL Group PLC	205,875	3,296,059	2.68%
OTHER SECURITIES		7,971,825	6.47%

		19,378,195
Health Care - 9.38%
CIGNA Corp.	38,128	1,184,256	0.96%
Forest Laboratories, Inc. (I)	81,447	2,234,091	1.81%
Hospira, Inc. (I)	26,493	1,522,023	1.24%
Life Technologies Corp. (I)(L)	27,473	1,298,099	1.05%
Mylan, Inc. (I)(L)	173,748	2,960,666	2.40%
OTHER SECURITIES		2,352,148	1.92%

		11,551,283
Industrials - 20.25%
A.O. Smith Corp.	21,839	1,052,421	0.85%
Cooper Industries PLC	68,108	2,996,752	2.43%
Eaton Corp.	35,224	2,305,059	1.87%
Goodrich Corp.	22,735	1,506,194	1.22%
Ingersoll-Rand PLC (L)	39,556	1,364,286	1.11%
Kansas City Southern (I)(L)	34,040	1,237,354	1.00%
McDermott International, Inc. (I)	81,469	1,764,619	1.43%
Parker Hannifin Corp.	18,088	1,003,160	0.81%
Ritchie Brothers Auctioneers, Inc. (L)	58,974	1,074,506	0.87%
OTHER SECURITIES		10,645,896	8.66%

		24,950,247
Information Technology - 9.86%
Agilent Technologies, Inc. (I)	50,079	1,423,746	1.16%
BMC Software, Inc. (I)	38,442	1,331,246	1.08%
Check Point Software Technologies, Ltd. (I)	43,855	1,292,845	1.05%
LSI Corp. (I)	543,187	2,498,660	2.03%
OTHER SECURITIES		5,601,223	4.54%

		12,147,720
Materials - 7.83%
Agrium, Inc.	19,568	957,658	0.78%
Eastman Chemical Company	30,953	1,651,652	1.34%
Freeport-McMoRan Copper & Gold, Inc.	17,645	1,043,349	0.85%
Lubrizol Corp.	16,701	1,341,257	1.09%
PPG Industries, Inc.	23,589	1,425,011	1.16%
OTHER SECURITIES		3,225,880	2.61%

		9,644,807
Telecommunication Services - 3.65%
CenturyTel, Inc. (L)	36,462	1,214,549	0.99%
Qwest Communications International, Inc. (L)	235,269	1,235,162	1.00%
Windstream Corp. (L)	105,828	1,117,544	0.91%
OTHER SECURITIES		931,202	0.75%

		4,498,457
Utilities - 5.67%
Sempra Energy	42,077	1,968,777	1.60%
Wisconsin Energy Corp.	20,800	1,055,392	0.86%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$3,962,406	3.21%

		6,986,575

TOTAL COMMON STOCKS (Cost $99,523,906)		$117,906,349

CONVERTIBLE BONDS - 0.36%
Consumer, Cyclical - 0.36%		437,434	0.36%

TOTAL CONVERTIBLE BONDS (Cost $351,000)		$437,434

CORPORATE BONDS - 2.22%
Financial - 2.22%
Deutsche Bank AG/London zero coupon 11/02/2010	$3,673,000	2,730,876	2.22%

TOTAL CORPORATE BONDS (Cost $3,673,000)		$2,730,876

SHORT-TERM INVESTMENTS - 18.16%
Short-Term Securities - 1.79%
Federal Home Loan Bank Discount Notes, zero coupon, 07/01/2010	$2,200,000	2,200,000	1.79%
Securities Lending Collateral - 16.37%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	2,014,969	20,167,822	16.37%

TOTAL SHORT-TERM
INVESTMENTS (Cost $22,365,067)		$22,367,822

Total Investments (Mid Cap Value Equity Trust)
(Cost $125,912,973) - 116.45%		$143,442,481	116.45%
Other Assets And Liabilities, Net - (16.45%)		(20,257,818)	(16.45)%

TOTAL NET ASSETS - 100.00%		$123,184,663	100.00%

Mid Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 90.71%
Consumer Discretionary - 16.13%
BorgWarner, Inc. (I)(L)	190,100	$7,098,334	1.02%
Career Education Corp. (I)(L)	318,500	7,331,870	1.06%
Dollar General Corp. (I)(L)	221,500	6,102,325	0.88%
Fortune Brands, Inc.	181,200	7,099,416	1.02%
International Game Technology	426,700	6,699,190	0.97%
Mattel, Inc. (L)	390,400	8,260,864	1.19%
Meredith Corp. (L)	279,981	8,715,809	1.26%
Scholastic Corp. (L)	239,824	5,784,555	0.83%
Scripps Networks Interactive, Inc., Class A	140,000	5,647,600	0.81%
The Gap, Inc.	421,700	8,206,282	1.18%
Weight Watchers International, Inc.	238,450	6,125,781	0.88%
OTHER SECURITIES		34,723,875	5.03%

		111,795,901
Consumer Staples - 8.95%
Alberto-Culver Company	370,200	10,028,718	1.45%
Campbell Soup Company	274,700	9,842,501	1.42%
Sysco Corp.	252,100	7,202,497	1.04%
The Hershey Company (L)	191,800	9,192,974	1.33%
The Kroger Company	499,600	9,837,124	1.42%
OTHER SECURITIES		15,928,981	2.29%

		62,032,795
Energy - 8.10%
Cimarex Energy Company	91,700	$6,563,886	0.95%
Murphy Oil Corp.	151,900	7,526,645	1.09%
Nexen, Inc.	624,600	12,285,882	1.77%
OTHER SECURITIES		29,810,543	4.29%

		56,186,956
Financials - 19.29%
CIT Group, Inc. (I)(L)	206,500	6,992,090	1.01%
Discover Financial Services	601,800	8,413,164	1.21%
Fidelity National Financial, Inc., Class A	491,400	6,383,286	0.92%
Greenhill & Company, Inc. (L)	104,909	6,413,087	0.93%
Janus Capital Group, Inc.	582,600	5,173,488	0.75%
Kimco Realty Corp.	432,200	5,808,768	0.84%
Marsh & McLennan Companies, Inc.	395,200	8,911,760	1.29%
Northern Trust Corp. (L)	201,500	9,410,050	1.36%
The Progressive Corp.	328,800	6,155,136	0.89%
The St. Joe Company (I)(L)	271,000	6,276,360	0.91%
OTHER SECURITIES		63,794,222	9.18%

		133,731,411
Health Care - 5.93%
Cardinal Health, Inc.	219,800	7,387,478	1.07%
Healthsouth Corp. (I)(L)	654,570	12,247,005	1.77%
OTHER SECURITIES		21,496,712	3.09%

		41,131,195
Industrials - 7.49%
Hertz Global Holdings, Inc. (I)(L)	471,300	4,458,498	0.64%
Manpower, Inc.	143,400	6,192,012	0.89%
Southwest Airlines Company	1,156,500	12,848,715	1.85%
Textron, Inc. (L)	306,800	5,206,396	0.75%
WABCO Holdings, Inc. (I)	179,700	5,656,956	0.82%
OTHER SECURITIES		17,536,432	2.54%

		51,899,009
Information Technology - 8.09%
Molex, Inc., Class A	496,300	7,667,835	1.11%
Novellus Systems, Inc. (I)	390,400	9,900,544	1.43%
Paychex, Inc. (L)	221,100	5,741,967	0.83%
Tyco Electronics, Ltd.	337,400	8,563,212	1.24%
OTHER SECURITIES		24,246,097	3.48%

		56,119,655
Materials - 6.39%
Nalco Holding Company	278,200	5,691,972	0.82%
Weyerhaeuser Company	359,800	12,664,960	1.83%
OTHER SECURITIES		25,952,370	3.74%

		44,309,302
Telecommunication Services - 1.42%
Telephone & Data Systems, Inc.	92,500	2,811,075	0.41%
Telephone & Data Systems, Inc. - Special Shares	186,300	4,944,402	0.71%
OTHER SECURITIES		2,078,155	0.30%

		9,833,632
Utilities - 8.92%
Allegheny Energy, Inc. (L)	476,300	9,849,884	1.42%
Calpine Corp. (I)(L)	496,200	6,311,664	0.91%
Constellation Energy Group, Inc.	176,700	5,698,575	0.82%
Mirant Corp. (I)	617,500	6,520,800	0.94%
NiSource, Inc.	457,200	6,629,396	0.96%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$26,799,281	3.87%

		61,809,600

TOTAL COMMON STOCKS (Cost $538,353,438)		$628,849,456

PREFERRED STOCKS - 0.31%
Financials - 0.20%		1,354,930	0.20%
Utilities - 0.11%		777,600	0.11%

TOTAL PREFERRED STOCKS (Cost $1,905,010)		$2,132,530

CONVERTIBLE BONDS - 1.42%
Basic Materials - 0.27%		1,874,835	0.27%
Communications - 0.23%		1,614,230	0.23%
Consumer, Non-cyclical - 0.33%
Hertz Global Holdings, Inc. 5.250%, 06/01/2014	$1,711,000	2,282,046	0.33%
Financial - 0.19%
Janus Capital Group, Inc. 3.250%, 07/15/2014	884,000	886,210	0.13%
OTHER SECURITIES		444,194	0.06%

		1,330,404
Industrial - 0.40%
Textron, Inc., 4.500%, 05/01/2013	1,900,000	2,750,250	0.40%

TOTAL CONVERTIBLE BONDS (Cost $8,798,719)		$9,851,765

SHORT-TERM INVESTMENTS - 29.01%
Short-Term Securities - 7.31%
State Street Institutional US Government Money Market Fund, 0.0598%	$6,623,529	6,623,529	0.95%
T. Rowe Price Reserve Investment Fund, 0.3057%	44,062,950	44,062,950	6.36%

		50,686,479
Securities Lending Collateral - 21.70%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	15,029,271	150,427,969	21.70%

TOTAL SHORT-TERM
INVESTMENTS (Cost $201,094,428)		$201,114,448

Total Investments (Mid Value Trust)
(Cost $750,151,595) - 121.45%		$841,948,199	121.45%
Other Assets And Liabilities, Net - (21.45%)		(148,689,731)	(21.45)%

TOTAL NET ASSETS - 100.00%		$693,258,468	100.00%

Mutual Shares Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 84.15%
Australia - 0.26%		$1,459,754	0.26%
Canada - 0.45%		2,471,212	0.45%
Denmark - 1.67%
A P Moller Maersk A/S, Series A	804	6,303,924	1.14%
OTHER SECURITIES		2,938,915	0.53%

		9,242,839
France - 3.29%
Pernod-Ricard SA (L)	88,521	$6,847,702	1.23%
OTHER SECURITIES		11,436,456	2.06%

		18,284,158
Germany - 4.30%
E.ON AG	211,531	5,694,365	1.03%
Linde AG	47,828	5,022,065	0.90%
Siemens AG	82,755	7,405,488	1.33%
OTHER SECURITIES		5,758,906	1.04%

		23,880,824
Hong Kong - 0.48%		2,656,627	0.48%
Italy - 0.28%		1,565,874	0.28%
Japan - 1.24%		6,895,631	1.24%
Netherlands - 0.40%		2,241,515	0.40%
Norway - 1.14%
Orkla ASA	986,412	6,314,182	1.14%
Spain - 1.04%
Telefonica SA	312,176	5,764,798	1.04%
Switzerland - 6.47%
Nestle SA	222,337	10,727,754	1.93%
Novartis AG	97,573	4,733,895	0.85%
Transocean, Ltd. (I)	110,016	5,097,041	0.92%
OTHER SECURITIES		15,379,795	2.77%

		35,938,485
United Kingdom - 9.41%
Barclays PLC	1,178,272	4,671,286	0.84%
British American Tobacco PLC	385,949	12,221,001	2.20%
Imperial Tobacco Group PLC	371,066	10,346,170	1.86%
Royal Dutch Shell PLC	246,844	6,263,452	1.13%
Vodafone Group PLC	3,626,138	7,514,157	1.35%
OTHER SECURITIES		11,254,319	2.03%

		52,270,385
United States - 53.72%
ACE, Ltd.	100,584	5,178,064	0.93%
Altria Group, Inc.	586,139	11,746,226	2.11%
Bank of America Corp.	602,732	8,661,259	1.56%
Berkshire Hathaway, Inc., Class B (I)(L)	71,640	5,708,992	1.03%
CIT Group, Inc. (I)	19,140	648,080	0.12%
CVS Caremark Corp.	520,005	15,246,547	2.75%
Dell, Inc. (I)	469,490	5,662,048	1.02%
Dr. Pepper Snapple Group, Inc.	223,672	8,363,096	1.51%
Eli Lilly & Company (L)	263,660	8,832,610	1.59%
Exelon Corp.	125,695	4,772,639	0.86%
General Mills, Inc.	129,548	4,601,545	0.83%
International Paper Company	281,819	6,377,564	1.15%
Kraft Foods, Inc., Class A	422,647	11,834,116	2.13%
LSI Corp. (I)	1,044,213	4,803,380	0.86%
Marathon Oil Corp.	255,839	7,954,035	1.43%
Mattel, Inc.	320,925	6,790,773	1.22%
Microsoft Corp.	456,063	10,494,010	1.89%
Morgan Stanley	242,610	5,630,978	1.01%
Motorola, Inc. (I)	715,436	4,664,643	0.84%
News Corp., Class A	861,036	10,297,991	1.85%
Pfizer, Inc.	384,839	5,487,804	0.99%
Tenet Healthcare Corp. (I)	1,109,444	4,814,987	0.87%
The Kroger Company	312,954	6,162,064	1.11%
UnitedHealth Group, Inc.	318,002	9,031,257	1.63%
Virgin Media, Inc. (L)	371,022	6,192,357	1.11%
Wells Fargo & Company	282,340	7,227,904	1.30%
Weyerhaeuser Company	267,321	9,409,699	1.69%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
United States (continued)
White Mountains Insurance Group, Ltd.	20,381	$6,607,520	1.19%
Xerox Corp.	848,872	6,824,931	1.23%
OTHER SECURITIES		88,352,382	15.91%

		298,379,501

TOTAL COMMON STOCKS (Cost $510,934,194)		$467,365,785

CORPORATE BONDS - 0.76%
United States - 0.76%
CIT Group, Inc. 7.000%, 05/01/2013 to 05/01/2017	$4,194,943	3,838,853	0.69%
OTHER SECURITIES		387,869	0.07%

		4,226,722

TOTAL CORPORATE BONDS (Cost $4,866,206)		$4,226,722

TERM LOANS - 4.63%
United States - 4.63%
Realogy Corp. 0.184%, 10/10/2013	$1,252,364	1,056,995	0.19%
Realogy Corp. 3.518%, 10/10/2013	4,651,598	3,925,949	0.71%
Texas Competitive Electric Holdings Company LLC 3.734%, 10/10/2014	2,989,119	2,179,923	0.39%
Texas Competitive Electric Holdings Company LLC 3.969%, 10/10/2014	2,025,636	1,492,641	0.27%
Texas Competitive Electric Holdings Company LLC 3.969%, 10/10/2014	1,054,563	776,587	0.14%
Texas Competitive Electric Holdings Company LLC 3.969%, 10/10/2014	325,000	239,484	0.04%
Realogy Corp. 4.138%, 10/10/2013	3,454,261	2,915,396	0.52%
Realogy Corp. 5.679%, 10/10/2013	833,300	670,807	0.12%
CIT Group, Inc. 9.750%, 01/20/2012	1,504,140	1,536,354	0.28%
CIT Group, Inc. 13.000%, 01/20/2012	666,600	687,098	0.12%
Realogy Corp. 13.500%, 10/15/2017	219,000	228,490	0.04%
OTHER SECURITIES		10,018,117	1.81%

		25,727,841

TOTAL TERM LOANS (Cost $25,263,724)		$25,727,841

PREFERRED STOCKS - 0.98%
Germany - 0.98%
Volkswagen AG (N)	$61,865	5,416,169	0.98%

TOTAL PREFERRED STOCKS (Cost $5,448,811)		$5,416,169

SHORT-TERM INVESTMENTS - 17.31%
Short-Term Securities - 6.48%
U.S. Treasury Bills 0.129%, 07/22/2010	$3,000,000	2,999,769	0.54%
U.S. Treasury Bills 0.134%, 07/15/2010	5,000,000	4,999,805	0.90%
U.S. Treasury Bills 0.134%, 07/29/2010	2,000,000	1,999,740	0.36%
U.S. Treasury Bills 0.150%, 07/08/2010	$5,000,000	$4,999,930	0.90%
U.S. Treasury Bills 0.155%, 08/05/2010	5,000,000	4,999,210	0.90%
U.S. Treasury Bills 0.175%, 08/19/2010	3,000,000	2,999,325	0.54%
U.S. Treasury Bills 0.179%, 08/26/2010	3,000,000	2,999,196	0.54%
U.S. Treasury Bills 0.225%, 09/09/2010	5,000,000	4,998,495	0.90%
U.S. Treasury Bills 0.225%, 09/16/2010	5,000,000	4,998,340	0.90%

		35,993,810
Repurchase Agreement - 0.87%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $4,814,000 on 07/01/2010, collateralized by $4,090,000 Federal Home Loan Mortgage Corp., 4.750% due 01/09/2016 (valued at $4,698,388) and $211,000 U.S. Treasury Notes, 0.875% due on 01/31/2011 (valued at $216,613, including interest)	4,814,000	4,814,000	0.87%
Securities Lending Collateral - 9.96%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	5,529,665	55,346,422	9.96%

TOTAL SHORT-TERM
INVESTMENTS (Cost $96,148,456)		$96,154,232

Total Investments (Mutual Shares Trust)
(Cost $642,661,391) - 107.83%		$598,890,749	107.83%
Other Assets And Liabilities, Net - (7.83%)		(43,480,418)	(7.83%)

TOTAL NET ASSETS - 100.00%		$555,410,331	100.00%

Natural Resources Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.31%
Energy - 66.67%
Anadarko Petroleum Corp.	53,200	$1,919,988	0.86%
BG Group PLC	563,189	8,336,944	3.74%
BP PLC, SADR (L)	220,273	6,361,484	2.86%
Cameco Corp. (L)	185,278	3,942,716	1.77%
Cameco Corp.	53,500	1,137,795	0.51%
Canadian Natural Resources, Ltd.	253,034	8,397,625	3.77%
Chesapeake Energy Corp.	226,300	4,740,985	2.13%
Chevron Corp.	106,400	7,220,304	3.24%
ConocoPhillips	140,859	6,914,768	3.10%
CONSOL Energy, Inc.	175,514	5,925,353	2.66%
Denbury Resources, Inc. (I)	132,400	1,938,336	0.87%
Devon Energy Corp.	74,300	4,526,356	2.03%
EnCana Corp.	134,008	4,058,445	1.82%
Eni SpA, SADR (L)	269,000	9,831,950	4.41%
EOG Resources, Inc.	76,831	7,557,865	3.39%
Exxon Mobil Corp.	185,095	10,563,372	4.74%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy (continued)
Gazprom OAO, SADR (London Exchange)	218,874	$4,116,679	1.85%
Hess Corp.	77,500	3,901,350	1.75%
Marathon Oil Corp.	103,772	3,226,271	1.45%
Noble Energy, Inc.	46,336	2,795,451	1.25%
Peabody Energy Corp.	94,900	3,713,437	1.67%
PetroChina Company, Ltd. (L)	31,700	3,478,441	1.56%
Petroleo Brasileiro SA, ADR (L)	61,404	2,107,385	0.95%
Reliance Industries, Ltd., GDR (L)(S)	69,668	3,201,580	1.44%
Repsol YPF SA (L)	198,700	3,993,870	1.79%
Southwestern Energy Company (I)	121,000	4,675,440	2.10%
Suncor Energy, Inc.	280,862	8,265,846	3.71%
The Williams Companies, Inc.	138,400	2,529,952	1.14%
Total SA, SADR	117,538	5,246,896	2.36%
Ultra Petroleum Corp. (I)(L)	88,200	3,902,850	1.75%

		148,529,734
Materials - 25.86%
Alumina, Ltd.	3,301,285	4,183,347	1.88%
Anglo American PLC (I)	169,195	5,881,834	2.64%
Anglo Platinum, Ltd. (I)	73,425	6,909,012	3.10%
AngloGold Ashanti, Ltd. (L)	116,265	5,020,323	2.25%
Barrick Gold Corp.	68,972	3,132,019	1.41%
BHP Billiton PLC	213,718	5,530,350	2.48%
Freeport-McMoRan Copper & Gold, Inc.	59,900	3,541,887	1.59%
Gold Fields, Ltd.	257,888	3,472,606	1.56%
Newcrest Mining, Ltd.	82,701	2,432,285	1.09%
Rio Tinto PLC	139,906	6,122,260	2.75%
Rio Tinto PLC, SADR (L)	125,700	5,480,520	2.46%
Vale SA (L)	178,296	3,747,782	1.68%
Xstrata PLC	165,369	2,166,558	0.97%

		57,620,783
Utilities - 1.78%
EQT Corp.	109,440	3,955,162	1.78%

TOTAL COMMON STOCKS (Cost $236,267,701)		$210,105,679

WARRANTS - 1.50%
Materials - 1.50%
NMDC, Ltd. (Expiration date: 03/25/2015; Strike Price: $0.001) (I)	$584,733	3,342,680	1.50%

TOTAL WARRANTS (Cost $3,876,165)		$3,342,680

SHORT-TERM INVESTMENTS - 18.00%
Repurchase Agreement - 3.81%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2010 at 0.050% to be repurchased at $8,500,012 on 07/01/2010, collateralized by $8,500,000 Government National Mortgage Association, 5.500% due 06/15/2036 (valued at $8,670,000, including interest)	$8,500,000	8,500,000	3.81%
Securities Lending Collateral - 14.19%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$3,157,951	$31,607,937	14.19%

TOTAL SHORT-TERM
INVESTMENTS (Cost $40,103,692)		$40,107,937

Total Investments (Natural Resources Trust)
(Cost $280,247,558) - 113.81%		$253,556,296	113.81%
Other Assets And Liabilities, Net - (13.81%)		(30,763,651)	(13.81%)

TOTAL NET ASSETS - 100.00%		$222,792,645	100.00%

Optimized All Cap Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.47%
Consumer Discretionary - 12.11%
Dollar Tree, Inc. (I)	338,025	$14,071,981	1.21%
Ford Motor Company (I)	1,325,851	13,364,578	1.15%
News Corp., Class A	1,480,807	17,710,452	1.52%
Starbucks Corp.	763,621	18,555,990	1.59%
OTHER SECURITIES		77,156,372	6.64%

		140,859,373
Consumer Staples - 7.24%
Colgate-Palmolive Company	145,323	11,445,639	0.98%
CVS Caremark Corp.	375,511	11,009,983	0.95%
The Coca-Cola Company	418,479	20,974,167	1.80%
OTHER SECURITIES		40,792,020	3.51%

		84,221,809
Energy - 6.15%
Chesapeake Energy Corp.	737,509	15,450,814	1.33%
ConocoPhillips	255,780	12,556,240	1.08%
Exxon Mobil Corp.	211,860	12,090,850	1.04%
Noble Corp. (I)	443,612	13,712,047	1.18%
OTHER SECURITIES		17,741,976	1.52%

		71,551,927
Financials - 15.27%
ACE, Ltd.	618,076	31,818,552	2.73%
Allied World Assurance Company Holdings, Ltd.	352,559	15,999,127	1.38%
Bank of America Corp.	1,011,069	14,529,062	1.25%
JPMorgan Chase & Company	431,926	15,812,811	1.36%
The Goldman Sachs Group, Inc.	193,358	25,382,105	2.18%
The Travelers Companies, Inc.	213,792	10,529,256	0.91%
OTHER SECURITIES		63,516,612	5.46%

		177,587,525
Health Care - 14.10%
Abbott Laboratories	444,859	20,810,504	1.79%
AstraZeneca PLC, SADR	396,729	18,697,838	1.61%
C.R. Bard, Inc.	238,498	18,490,750	1.59%
Celgene Corp. (I)	369,416	18,773,721	1.61%
Impax Laboratories, Inc. (I)	575,377	10,966,686	0.94%
PerkinElmer, Inc.	726,357	15,013,799	1.29%
Perrigo Company	174,406	10,302,162	0.89%
Pfizer, Inc.	1,260,364	17,972,791	1.54%
Teva Pharmaceutical Industries, Ltd., SADR	324,453	16,868,311	1.45%
VCA Antech, Inc. (I)	486,764	12,052,277	1.04%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
OTHER SECURITIES		$4,094,880	0.35%

		164,043,719
Industrials - 9.99%
Emerson Electric Company	352,589	15,404,613	1.32%
General Dynamics Corp.	320,460	18,766,138	1.61%
Raytheon Company	326,109	15,780,415	1.36%
Union Pacific Corp.	367,089	25,516,356	2.19%
OTHER SECURITIES		40,777,500	3.51%

		116,245,022
Information Technology - 21.27%
Apple, Inc. (I)	200,246	50,367,876	4.33%
Check Point Software Technologies, Ltd. (I)	346,478	10,214,171	0.88%
Cisco Systems, Inc. (I)	1,143,311	24,363,957	2.09%
Hewlett-Packard Company	381,109	16,494,398	1.42%
Ingram Micro, Inc., Class A (I)	809,110	12,290,381	1.06%
International Business Machines Corp.	90,126	11,128,758	0.96%
Lender Processing Services, Inc.	402,990	12,617,617	1.08%
Skyworks Solutions, Inc. (I)	804,335	13,504,785	1.16%
Xerox Corp.	1,154,057	9,278,618	0.80%
OTHER SECURITIES		87,237,732	7.49%

		247,498,293
Materials - 3.98%
CF Industries Holdings, Inc.	282,383	17,917,201	1.54%
Freeport-McMoRan Copper & Gold, Inc.	281,355	16,636,521	1.43%
OTHER SECURITIES		11,730,484	1.01%

		46,284,206
Telecommunication Services - 5.58%
BCE, Inc.	372,118	10,891,894	0.94%
CenturyTel, Inc.	503,831	16,782,611	1.44%
Vimpel-Communications, SADR	517,814	9,759,875	0.84%
Vodafone Group PLC, SADR	615,490	12,722,178	1.09%
OTHER SECURITIES		14,790,834	1.27%

		64,947,392
Utilities - 3.78%
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR	239,512	9,901,426	0.85%
PG&E Corp.	296,635	12,191,699	1.05%
Public Service Enterprise Group, Inc.	612,867	19,201,123	1.65%
OTHER SECURITIES		2,691,238	0.23%

		43,985,486

TOTAL COMMON STOCKS (Cost $1,181,442,954)		$1,157,224,752

SHORT-TERM INVESTMENTS - 3.44%
Repurchase Agreement - 3.44%

Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $40,042,011 on 07/01/2010, collateralized by $41,000,000 U.S. Treasury Notes, 2.500% due 06/30/2017 (valued at $40,846,250, including interest)	$40,042,000	$40,042,000	3.44%

TOTAL SHORT-TERM
INVESTMENTS (Cost $40,042,000)		$40,042,000

Total Investments (Optimized All Cap Trust)
(Cost $1,221,484,954) - 102.91%		$1,197,266,752	102.91%
Other Assets And Liabilities, Net - (2.91%)		(33,830,402)	(2.91%)

TOTAL NET ASSETS - 100.00%		$1,163,436,350	100.00%

Optimized Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.52%
Consumer Discretionary - 16.09%
Comcast Corp., Class A	208,282	$3,617,858	1.43%
DISH Network Corp.	219,846	3,990,205	1.58%
Ford Motor Company (I)	475,300	4,791,024	1.89%
Gannett Company, Inc.	190,151	2,559,432	1.01%
Newell Rubbermaid, Inc.	218,982	3,205,896	1.27%
News Corp., Class A	236,034	2,822,967	1.12%
PetSmart, Inc.	198,873	5,999,999	2.37%
Starbucks Corp.	104,296	2,534,393	1.00%
The Walt Disney Company	123,482	3,889,683	1.54%
Tupperware Brands Corp.	68,613	2,734,228	1.08%
OTHER SECURITIES		4,578,402	1.80%

		40,724,087
Consumer Staples - 6.20%
ConAgra Foods, Inc.	188,082	4,386,072	1.73%
Dr. Pepper Snapple Group, Inc.	70,011	2,617,711	1.03%
The Coca-Cola Company	61,205	3,067,595	1.21%
The Procter & Gamble Company	48,474	2,907,471	1.15%
OTHER SECURITIES		2,718,288	1.08%

		15,697,137
Energy - 10.79%
Apache Corp.	43,704	3,679,440	1.45%
Chevron Corp.	64,694	4,390,135	1.73%
ConocoPhillips	64,317	3,157,322	1.25%
El Paso Corp.	272,644	3,029,075	1.20%
Marathon Oil Corp.	83,914	2,608,886	1.03%
OTHER SECURITIES		10,446,743	4.13%

		27,311,601
Financials - 25.66%
Aflac, Inc.	100,880	4,304,550	1.70%
Bank of America Corp.	318,103	4,571,140	1.81%
Credit Suisse Group AG SADR	91,444	3,422,749	1.35%
Hospitality Properties Trust	136,479	2,879,707	1.14%
Hudson City Bancorp, Inc.	399,964	4,895,559	1.93%
JPMorgan Chase & Company	169,281	6,197,377	2.45%
Kimco Realty Corp.	242,915	3,264,778	1.29%
The Blackstone Group LP	302,280	2,889,797	1.14%
The Goldman Sachs Group, Inc.	63,221	8,299,021	3.28%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
Torchmark Corp.	61,656	$3,052,589	1.21%
Unum Group	176,827	3,837,146	1.52%
Wells Fargo & Company	169,109	4,329,190	1.71%
OTHER SECURITIES		13,003,604	5.13%

		64,947,207
Health Care - 10.59%
Abbott Laboratories	87,212	4,079,777	1.61%
AmerisourceBergen Corp.	148,701	4,721,257	1.87%
Pfizer, Inc.	372,244	5,308,199	2.10%
Teva Pharmaceutical Industries, Ltd., SADR	56,237	2,923,762	1.16%
OTHER SECURITIES		9,762,522	3.85%

		26,795,517
Industrials - 8.09%
Deere & Company	69,187	3,852,332	1.52%
General Electric Company	351,232	5,064,765	2.00%
Union Pacific Corp.	95,570	6,643,071	2.62%
OTHER SECURITIES		4,904,732	1.95%

		20,464,900
Information Technology - 10.15%
Apple, Inc. (I)	10,449	2,628,237	1.04%
Arrow Electronics, Inc. (I)	133,252	2,978,182	1.18%
Avnet, Inc. (I)	144,837	3,492,020	1.38%
Cisco Systems, Inc. (I)	149,025	3,175,723	1.25%
Lender Processing Services, Inc.	140,208	4,389,912	1.73%
Skyworks Solutions, Inc. (I)	217,188	3,646,587	1.44%
OTHER SECURITIES		5,388,312	2.13%

		25,698,973
Materials - 1.85%
Owens-Illinois, Inc. (I)	115,590	3,057,356	1.21%
OTHER SECURITIES		1,635,450	0.64%

		4,692,806
Telecommunication Services - 5.91%
AT&T, Inc.	213,880	5,173,756	2.04%
BCE, Inc.	174,577	5,109,869	2.02%
CenturyTel, Inc.	140,330	4,674,392	1.85%

		14,958,017
Utilities - 3.19%
PPL Corp.	109,733	2,737,838	1.08%
OTHER SECURITIES		5,324,090	2.11%

		8,061,928

TOTAL COMMON STOCKS (Cost $261,724,390)		$249,352,173

SHORT-TERM INVESTMENTS - 1.35%
Repurchase Agreement - 1.35%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $3,416,001 on 07/01/2010, collateralized by $3,500,000 U.S. Treasury Notes, 2.500% due 06/30/2017 (valued at $3,486,875, including interest)	$3,416,000	$3,416,000	1.35%

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,416,000)		$3,416,000

Total Investments (Optimized Value Trust)
(Cost $265,140,390) - 99.87%		$252,768,173	99.87%
Other Assets And Liabilities, Net - 0.13%		322,328	0.13%

TOTAL NET ASSETS - 100.00%		$253,090,501	100.00%

Real Estate Securities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.69%
Financials - 98.69%
American Campus Communities, Inc.	290,154	$7,918,304	2.32%
AvalonBay Communities, Inc. (L)	198,234	18,509,109	5.42%
BGP Holdings PLC (I)	194,291	0	0.00%
Boston Properties, Inc. (L)	177,650	12,673,551	3.71%
Brandywine Realty Trust	747,800	8,038,850	2.35%
BRE Properties, Inc.	153,500	5,668,755	1.66%
Camden Property Trust (L)	65,550	2,677,718	0.78%
Cogdell Spencer, Inc.	369,250	2,496,130	0.73%
Developers Diversified Realty Corp.	468,600	4,639,140	1.36%
Digital Realty Trust, Inc. (L)	297,249	17,145,322	5.02%
Duke Realty Corp.	271,550	3,082,093	0.90%
Entertainment Properties Trust (L)	96,644	3,679,237	1.08%
Equity Residential	364,884	15,193,770	4.45%
Extra Space Storage, Inc.	250,100	3,476,390	1.02%
Glimcher Realty Trust	330,700	1,977,586	0.58%
HCP, Inc. (L)	315,250	10,166,813	2.97%
Health Care, Inc. (L)	109,450	4,610,034	1.35%
Home Properties, Inc.	202,800	9,140,196	2.67%
Host Hotels & Resorts, Inc.	1,410,077	19,007,838	5.56%
HRPT Properties Trust (I)	833,900	5,178,519	1.52%
Hudson Pacific Properties, Inc. (I)	67,100	1,157,475	0.34%
Kimco Realty Corp.	741,450	9,965,088	2.92%
LaSalle Hotel Properties	140,550	2,891,114	0.85%
LTC Properties, Inc.	25,600	621,312	0.18%
Medical Properties Trust, Inc.	344,350	3,250,664	0.95%
Nationwide Health Properties, Inc.	265,618	9,501,156	2.78%
Pebblebrook Hotel Trust (I)	86,500	1,630,525	0.48%
Post Properties, Inc.	293,800	6,678,074	1.95%
ProLogis	883,250	8,947,323	2.62%
PS Business Parks, Inc.	77,300	4,311,794	1.26%
Public Storage (L)	277,640	24,407,332	7.14%
Ramco-Gershenson Properties Trust	275,250	2,780,025	0.81%
Regency Centers Corp. (L)	284,212	9,776,893	2.86%
Senior Housing Properties Trust	503,805	10,131,519	2.96%
Simon Property Group, Inc. (L)	532,164	42,972,237	12.57%
SL Green Realty Corp. (L)	242,400	13,341,696	3.90%
Strategic Hotels & Resorts, Inc. (I)	488,350	2,143,857	0.63%
Taubman Centers, Inc. (L)	78,550	2,955,837	0.86%
The Macerich Company (L)	222,100	8,288,772	2.43%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
Vornado Realty Trust	118,669	$8,656,904	2.53%
Washington Real Estate
Investment Trust	274,500	7,573,455	2.22%

		337,262,407

TOTAL COMMON STOCKS (Cost $295,629,360)		$337,262,407

SHORT-TERM INVESTMENTS - 30.12%
Repurchase Agreement - 0.61%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $2,074,001 on 07/01/2010, collateralized by $1,845,000 Federal Home Loan Mortgage Corp., 4.750% due 01/19/2016 (valued at $2,119,444, including interest)	$2,074,000	2,074,000	0.61%
Securities Lending Collateral - 29.51%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	10,075,834	100,849,022	29.51%

TOTAL SHORT-TERM
INVESTMENTS (Cost $102,913,221)		$102,923,022

Total Investments (Real Estate Securities Trust)
(Cost $398,542,581) - 128.81%		$440,185,429	128.81%
Other Assets And Liabilities, Net - (28.81%)		(98,444,512)	(28.81%)

TOTAL NET ASSETS - 100.00%		$341,740,917	100.00%

Science & Technology Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.92%
Consumer Discretionary - 5.99%
Amazon.com, Inc. (I)	86,880	$9,492,509	2.80%
NetFlix, Inc. (I)(L)	50,540	5,491,171	1.62%
OTHER SECURITIES		5,335,838	1.57%

		20,319,518
Health Care - 1.52%		5,163,301	1.52%
Industrials - 0.72%		2,443,086	0.72%
Information Technology - 84.59%
Accenture PLC, Class A	135,800	5,248,670	1.55%
Activision Blizzard, Inc.	218,435	2,291,383	0.68%
ADTRAN, Inc. (L)	143,130	3,903,155	1.15%
Advanced Micro Devices, Inc. (I)(L)	413,200	3,024,624	0.89%
Aixtron AG (L)	105,715	2,504,733	0.74%
Akamai Technologies, Inc. (I)(L)	132,805	5,387,899	1.59%
Analog Devices, Inc.	117,115	3,262,824	0.96%
Apple, Inc. (I)	96,515	24,276,418	7.16%
Autodesk, Inc. (I)	117,577	2,864,176	0.84%
Baidu, Inc., SADR (I)	76,800	5,228,544	1.54%
Broadcom Corp., Class A	98,435	3,245,402	0.96%
CA, Inc.	370,000	6,808,000	2.01%
Cadence Design Systems, Inc. (I)	464,200	2,687,718	0.79%
Cisco Systems, Inc. (I)	269,780	5,749,012	1.69%
Cognizant Technology Solutions Corp., Class A (I)	69,620	3,485,177	1.03%
Dell, Inc. (I)	352,600	4,252,356	1.25%
Electronic Arts, Inc. (I)	264,486	3,808,598	1.12%
EMC Corp. (I)	229,310	$4,196,373	1.24%
Equinix, Inc. (I)(L)	42,200	3,427,484	1.01%
F5 Networks, Inc. (I)(L)	116,440	7,984,291	2.35%
First Solar, Inc. (I)(L)	30,640	3,487,751	1.03%
Genpact, Ltd. (I)	169,264	2,628,670	0.77%
Google, Inc., Class A (I)	32,215	14,334,064	4.23%
Hewlett-Packard Company	149,180	6,456,510	1.90%
Hitachi, Ltd.	989,000	3,586,593	1.06%
Intel Corp.	185,575	3,609,434	1.06%
International Business Machines Corp.	48,700	6,013,476	1.77%
Intuit, Inc. (I)	174,815	6,078,318	1.79%
Juniper Networks, Inc. (I)(L)	112,912	2,576,652	0.76%
Lam Research Corp. (I)	67,830	2,581,610	0.76%
McAfee, Inc. (I)	221,100	6,792,192	2.00%
Microsoft Corp.	951,965	21,904,715	6.46%
National Semiconductor Corp. (L)	482,400	6,493,104	1.91%
NetApp, Inc. (I)	100,885	3,764,019	1.11%
Nintendo Company, Ltd.	14,500	4,223,797	1.25%
NVIDIA Corp. (I)	522,500	5,334,725	1.57%
ON Semiconductor Corp. (I)(L)	1,007,825	6,429,924	1.90%
QUALCOMM, Inc.	249,600	8,196,864	2.42%
Red Hat, Inc. (I)	138,900	4,019,766	1.18%
Riverbed Technology, Inc. (I)	86,520	2,389,682	0.70%
Rovi Corp. (I)(L)	60,414	2,290,295	0.68%
Salesforce.com, Inc. (I)(L)	93,890	8,057,640	2.38%
SanDisk Corp. (I)	72,300	3,041,661	0.90%
SuccessFactors, Inc. (I)(L)	168,395	3,500,932	1.03%
Synaptics, Inc. (I)(L)	119,400	3,283,500	0.97%
Tellabs, Inc.	389,015	2,485,806	0.73%
TIBCO Software, Inc. (I)	283,010	3,413,101	1.01%
OTHER SECURITIES		36,358,874	10.71%

		286,970,512
Materials - 0.23%		785,740	0.23%
Telecommunication Services - 0.87%		2,941,135	0.87%

TOTAL COMMON STOCKS (Cost $318,295,908)		$318,623,292

PREFERRED STOCKS - 0.21%
Information Technology - 0.21%		698,090	0.21%

TOTAL PREFERRED STOCKS (Cost $802,310)		$698,090

SHORT-TERM INVESTMENTS - 19.41%
Short-Term Securities - 0.31%		1,048,980	0.31%
Repurchase Agreement - 4.55%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.10% to be repurchased at $15,441,004 on 07/01/2010, collateralized by $15,635,000 Federal Home Loan Bank, 1.00% due 12/28/2011 (valued at $15,752,263, including interest)	$15,441,000	15,441,000	4.55%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 14.55%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$4,931,661	$49,360,992	14.55%

TOTAL SHORT-TERM
INVESTMENTS (Cost $65,844,709)		$65,850,972

Total Investments (Science & Technology Trust)
(Cost $384,942,927) - 113.54%		$385,172,354	113.54%
Other Assets And Liabilities, Net - (13.54%)		(45,934,176)	(13.54%)

TOTAL NET ASSETS - 100.00%		$339,238,178	100.00%

Small Cap Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.54%
Consumer Discretionary - 18.93%
Carter’s, Inc. (I)	182,080	$4,779,600	1.41%
Crocs, Inc. (I)(L)	339,770	3,594,767	1.06%
Focus Media Holding, Ltd., ADR (I)(L)	231,990	3,602,806	1.06%
Grand Canyon Education, Inc. (I)(L)	187,970	4,404,137	1.30%
Hanesbrands, Inc. (I)	228,490	5,497,469	1.62%
Jarden Corp.	160,240	4,305,649	1.27%
RC2 Corp. (I)	221,520	3,568,687	1.05%
Tempur-Pedic International, Inc. (I)	133,778	4,113,674	1.21%
OTHER SECURITIES		30,381,887	8.95%

		64,248,676
Consumer Staples - 3.34%
Green Mountain Coffee Roasters, Inc. (I)(L)	217,010	5,577,157	1.64%
Herbalife, Ltd.	85,670	3,945,104	1.16%
OTHER SECURITIES		1,813,259	0.54%

		11,335,520
Energy - 2.98%
Dril-Quip, Inc. (I)	69,810	3,073,036	0.91%
Overseas Shipholding Group, Inc. (L)	105,040	3,890,682	1.15%
OTHER SECURITIES		3,144,914	0.92%

		10,108,632

Financials - 1.45%		4,932,029	1.45%
Health Care - 22.09%
American Medical Systems Holdings, Inc. (I)(L)	186,950	4,135,334	1.22%
ICON PLC, SADR (I)	105,790	3,056,273	0.90%
Lincare Holdings, Inc. (L)	193,695	6,297,024	1.86%
Owens & Minor, Inc.	164,235	4,660,989	1.37%
Parexel International Corp. (I)	210,900	4,572,312	1.35%
Pharmaceutical Product Development, Inc.	249,830	6,348,180	1.87%
Salix Pharmaceuticals, Ltd. (I)(L)	78,150	3,050,195	0.90%
SXC Health Solutions Corp. (I)	104,170	7,630,453	2.25%
Volcano Corp. (I)	197,470	4,308,795	1.27%
OTHER SECURITIES		30,921,814	9.10%

		74,981,369
Industrials - 18.35%
ArvinMeritor, Inc. (I)(L)	272,910	3,575,121	1.05%
Beacon Roofing Supply, Inc. (I)	308,700	5,562,774	1.64%
Copa Holdings SA, Class A	81,590	3,607,910	1.06%
Corrections Corp. of America (I)(L)	373,320	$7,122,946	2.10%
J.B. Hunt Transport Services, Inc.	95,730	3,127,499	0.92%
Old Dominion Freight Lines, Inc. (I)(L)	140,180	4,925,924	1.45%
Regal-Beloit Corp.	83,300	4,646,474	1.37%
Rush Enterprises, Inc., Class A (I)	251,445	3,359,305	0.99%
The Advisory Board Company (I)	106,880	4,591,565	1.35%
Trex Company, Inc. (I)(L)	185,281	3,722,294	1.10%
OTHER SECURITIES		18,061,727	5.32%

		62,303,539
Information Technology - 26.56%
Applied Micro Circuits Corp. (I)(L)	392,420	4,112,562	1.21%
Concur Technologies, Inc. (I)(L)	82,330	3,513,844	1.04%
Finisar Corp. (I)(L)	273,010	4,067,849	1.20%
GSI Commerce, Inc. (I)(L)	250,010	7,200,287	2.12%
Informatica Corp. (I)	208,240	4,972,771	1.46%
Netezza Corp. (I)	316,270	4,326,574	1.27%
Netlogic Microsystems, Inc. (I)(L)	130,160	3,540,352	1.04%
Polycom, Inc. (I)	141,700	4,221,243	1.24%
QLogic Corp. (I)(L)	239,088	3,973,643	1.17%
Riverbed Technology, Inc. (I)	113,110	3,124,098	0.92%
Rovi Corp. (I)(L)	81,230	3,079,428	0.91%
Sanmina-SCI Corp. (I)	444,500	6,049,645	1.78%
Skyworks Solutions, Inc. (I)(L)	382,750	6,426,373	1.89%
SuccessFactors, Inc. (I)(L)	166,990	3,471,722	1.02%
VistaPrint NV (I)	78,490	3,727,490	1.10%
Websense, Inc. (I)	237,570	4,490,073	1.32%
OTHER SECURITIES		19,842,671	5.87%

		90,140,625
Materials - 1.84%
Silgan Holdings, Inc.	153,250	4,349,235	1.28%
OTHER SECURITIES		1,891,617	0.56%

		6,240,852

TOTAL COMMON STOCKS (Cost $315,728,985)		$324,291,242

INVESTMENT COMPANIES - 1.86%
Investment Companies - 1.86%
iShares Russell 2000 Growth Index Fund (L)	$95,000	6,325,100	1.86%

TOTAL INVESTMENT
COMPANIES (Cost $7,133,465)		$6,325,100

SHORT-TERM INVESTMENTS - 33.08%
Repurchase Agreement - 2.39%
Bank of New York Tri-Party Repurchase Agreement date 06/30/2010 at 0.050% to be repurchased at $8,100,011 on 07/01/2010, collateralized by $8,100,000 Government National Mortgage Association, 5.500% due 06/15/2036 (valued at $8,262,000, including interest)	$8,100,000	8,100,000	2.39%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 30.69%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$10,409,255	$104,186,232	30.69%

TOTAL SHORT-TERM
INVESTMENTS (Cost $112,276,686)		$112,286,232

Total Investments (Small Cap Growth Trust)
(Cost $435,139,136) - 130.48%		$442,902,574	130.48%
Other Assets And Liabilities, Net - (30.48%)		(103,450,320)	(30.48%)

TOTAL NET ASSETS - 100.00%		$339,452,254	100.00%

Small Cap Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.99%
Consumer Discretionary - 14.72%
Carter’s, Inc. (I)	29,397	$771,671	0.50%
Citi Trends, Inc. (I)	23,554	775,869	0.51%
Genesco, Inc. (I)	33,874	891,225	0.58%
Hanesbrands, Inc. (I)	35,230	847,634	0.55%
Phillips-Van Heusen Corp.	28,930	1,338,591	0.87%
Texas Roadhouse, Inc., Class A (I)(L)	67,120	847,054	0.55%
The Interpublic Group of Companies, Inc. (I)	118,899	847,750	0.55%
TRW Automotive Holdings Corp. (I)	32,200	887,754	0.58%
World Wrestling Entertainment, Inc., Class A (L)	50,255	781,968	0.51%
OTHER SECURITIES		14,600,743	9.52%

		22,590,259
Consumer Staples - 3.64%
Corn Products International, Inc.	25,458	771,377	0.50%
Flowers Foods, Inc.	31,588	771,695	0.50%
TreeHouse Foods, Inc. (I)(L)	21,889	999,452	0.65%
OTHER SECURITIES		3,048,739	1.99%

		5,591,263
Energy - 8.04%
Complete Production Services, Inc. (I)	71,850	1,027,455	0.67%
Dresser-Rand Group, Inc. (I)	26,165	825,506	0.54%
Forest Oil Corp. (I)	31,134	851,826	0.55%
Penn Virginia Corp. (L)	44,427	893,427	0.58%
OTHER SECURITIES		8,737,044	5.70%

		12,335,258
Financials - 22.68%
BancFirst Corp.	21,301	777,273	0.51%
Columbia Banking System, Inc.	46,872	855,883	0.56%
Digital Realty Trust, Inc. (L)	15,600	899,808	0.59%
First Midwest Bancorp, Inc. (L)	80,866	983,331	0.64%
Hanover Insurance Group, Inc.	21,392	930,552	0.61%
LaSalle Hotel Properties (L)	45,491	935,750	0.61%
SEI Investments Company	40,921	833,152	0.54%
Zions Bancorporation (L)	58,019	1,251,470	0.82%
OTHER SECURITIES		27,347,822	17.80%

		34,815,041
Health Care - 10.02%
Biovail Corp. (L)	52,774	1,015,372	0.66%
Dionex Corp. (I)	10,703	796,945	0.52%
Gentiva Health Services, Inc. (I)	29,259	790,286	0.51%
Invacare Corp. (L)	37,077	$768,977	0.50%
The Cooper Companies, Inc. (L)	31,758	1,263,651	0.82%
Universal Health Services, Inc., Class B	28,326	1,080,637	0.70%
Viropharma, Inc. (I)	82,156	920,969	0.60%
OTHER SECURITIES		8,744,853	5.71%

		15,381,690
Industrials - 16.70%
ABM Industries, Inc. (L)	47,889	1,003,275	0.65%
Baldor Electric Company (L)	29,663	1,070,241	0.70%
Beacon Roofing Supply, Inc. (I)	48,688	877,358	0.57%
Gardner Denver, Inc.	19,054	849,618	0.55%
GrafTech International, Ltd. (I)	64,085	936,923	0.61%
Old Dominion Freight Lines, Inc. (I)	25,568	898,460	0.59%
Titan International, Inc. (L)	100,113	998,127	0.65%
OTHER SECURITIES		19,001,336	12.38%

		25,635,338
Information Technology - 14.92%
Ariba, Inc. (I)	82,471	1,313,763	0.86%
GSI Commerce, Inc. (I)	31,769	914,947	0.60%
Ingram Micro, Inc., Class A (I)	73,803	1,121,068	0.73%
JDS Uniphase Corp. (I)	98,291	967,183	0.63%
MKS Instruments, Inc. (I)	42,630	798,034	0.52%
OSI Systems, Inc. (I)	37,544	1,042,597	0.68%
Quest Software, Inc. (I)	43,976	793,327	0.52%
Semtech Corp. (I)	49,246	806,157	0.53%
TIBCO Software, Inc. (I)	88,440	1,066,586	0.69%
OTHER SECURITIES		14,082,491	9.16%

		22,906,153
Materials - 5.58%
Compass Minerals International, Inc.	11,708	822,838	0.54%
PolyOne Corp. (I)	95,334	802,712	0.52%
OTHER SECURITIES		6,941,423	4.52%

		8,566,973
Telecommunication Services - 1.36%		2,091,477	1.36%
Utilities - 1.33%		2,037,467	1.33%

TOTAL COMMON STOCKS (Cost $141,874,573)		$151,950,919

RIGHTS - 0.00%
Financials - 0.00%		888	0.00%

TOTAL RIGHTS (Cost $0)		$888

SHORT-TERM INVESTMENTS - 17.80%
Repurchase Agreement - 0.05%		71,000	0.05%
Short-Term Securities - 0.87%
State Street Institutional Liquid Reserves Fund, 0.1563%	$1,338,041	1,338,041	0.87%
Securities Lending Collateral - 16.88%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	2,588,894	25,912,242	16.88%

TOTAL SHORT-TERM
INVESTMENTS (Cost $27,319,454)		$27,321,283

Total Investments (Small Cap Opportunities Trust)
(Cost $169,194,027) - 116.79%		$179,273,090	116.79%
Other Assets And Liabilities, Net - (16.79%)		(25,775,297)	(16.79%)

TOTAL NET ASSETS - 100.00%		$153,497,793	100.00%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.54%
Consumer Discretionary - 16.69%
Arbitron, Inc. (L)	361,569	$9,267,013	2.00%
CEC Entertainment, Inc. (I)	185,350	6,535,441	1.41%
Choice Hotels International, Inc. (L)	169,400	5,117,574	1.11%
Helen of Troy, Ltd. (I)(L)	232,000	5,117,920	1.11%
Hibbett Sports, Inc. (I)(L)	196,221	4,701,455	1.02%
Matthews International Corp., Class A (L)	187,900	5,501,712	1.19%
Sonic Corp. (I)	629,500	4,878,625	1.06%
Stage Stores, Inc.	716,649	7,653,811	1.66%
The Cato Corp., Class A	496,946	10,942,751	2.37%
The Dress Barn, Inc. (I)(L)	281,000	6,690,610	1.45%
OTHER SECURITIES		10,748,269	2.31%

		77,155,181
Consumer Staples - 5.56%
Casey’s General Stores, Inc.	185,700	6,480,930	1.40%
Herbalife, Ltd. (L)	255,200	11,751,960	2.54%
Lance, Inc.	301,069	4,964,628	1.07%
OTHER SECURITIES		2,493,400	0.55%

		25,690,918
Energy - 5.89%
Penn Virginia Corp. (L)	255,600	5,140,116	1.11%
SEACOR Holdings, Inc. (I)(L)	103,744	7,330,551	1.59%
Whiting Petroleum Corp. (I)	70,550	5,532,531	1.20%
OTHER SECURITIES		9,233,114	1.99%

		27,236,312
Financials - 22.73%
Alleghany Corp. (I)	15,363	4,505,968	0.97%
Ares Capital Corp.	598,366	7,497,526	1.62%
Delphi Financial Group, Inc., Class A	423,450	10,336,415	2.24%
First Midwest Bancorp, Inc. (L)	570,431	6,936,441	1.50%
International Bancshares Corp. (L)	324,910	5,422,748	1.17%
MB Financial, Inc.	251,800	4,630,602	1.00%
Northwest Bancshares, Inc. (L)	399,000	4,576,530	0.99%
Platinum Underwriters Holdings, Ltd.	218,709	7,936,950	1.72%
Reinsurance Group of America, Inc.	181,100	8,278,081	1.79%
Webster Financial Corp. (L)	481,600	8,639,904	1.87%
OTHER SECURITIES		36,353,514	7.86%

		105,114,679
Health Care - 6.98%
AmSurg Corp. (I)	351,530	6,264,265	1.35%
Charles River Laboratories International, Inc. (I)(L)	228,700	7,823,827	1.69%
ICON PLC, SADR (I)	232,100	6,705,369	1.45%
ICU Medical, Inc. (I)	147,140	4,733,494	1.02%
OTHER SECURITIES		6,745,550	1.47%

		32,272,505
Industrials - 20.40%
Acuity Brands, Inc. (L)	131,300	4,776,694	1.03%
Albany International Corp., Class A	423,534	6,857,015	1.48%
Belden, Inc. (L)	531,149	11,685,278	2.53%
Carlisle Companies, Inc.	438,600	15,846,618	3.43%
GATX Corp.	256,100	6,832,748	1.48%
Genesee & Wyoming, Inc., Class A (I)	227,225	8,477,765	1.83%
Kirby Corp. (I)(L)	197,900	7,569,675	1.64%
Mueller Industries, Inc. (L)	290,810	7,153,926	1.55%
United Stationers, Inc. (I)(L)	198,194	10,795,627	2.33%
OTHER SECURITIES		14,344,068	3.10%

		94,339,414
Information Technology - 9.43%
Diebold, Inc. (L)	254,700	$6,940,575	1.50%
MAXIMUS, Inc. (L)	145,700	8,431,659	1.82%
Websense, Inc. (I)(L)	347,600	6,569,640	1.42%
Zebra Technologies Corp., Class A (I)	204,500	5,188,165	1.12%
OTHER SECURITIES		16,475,845	3.57%

		43,605,884
Materials - 3.85%
AptarGroup, Inc.	155,138	5,867,319	1.27%
Deltic Timber Corp. (L)	129,200	5,400,560	1.17%
Zep, Inc.	374,550	6,532,152	1.41%

		17,800,031
Utilities - 6.01%
Atmos Energy Corp.	182,400	4,932,096	1.07%
Unisource Energy Corp.	240,000	7,243,200	1.57%
Westar Energy, Inc. (L)	252,900	5,465,169	1.18%
OTHER SECURITIES		10,166,861	2.19%

		27,807,326

TOTAL COMMON STOCKS (Cost $408,511,168)		$451,022,250

SHORT-TERM INVESTMENTS - 21.14%
Repurchase Agreement - 2.79%
Bank of New York Tri-Party Repurchase Agreement date 06/30/2010 at 0.040% to be repurchased at $12,900,014 on 07/01/2010, collateralized by $12,902,254 Federal Home Loan Bank, 0.500% due 10/19/2010 (valued at $13,160,299, including interest)	$12,900,000	12,900,000	2.79%
Securities Lending Collateral - 18.35%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	8,477,284	84,849,131	18.35%

TOTAL SHORT-TERM
INVESTMENTS (Cost $97,738,840)		$97,749,131

Total Investments (Small Cap Value Trust)
(Cost $506,250,008) - 118.68%		$548,771,381	118.68%
Other Assets And Liabilities, Net - (18.68%)		(86,381,711)	(18.68%)

TOTAL NET ASSETS - 100.00%		$462,389,670	100.00%

Small Company Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.92%
Consumer Discretionary - 16.00%
Big Lots, Inc. (I)	28,437	$912,543	0.95%
Jack in the Box, Inc. (I)(L)	39,101	760,514	0.79%
P.F. Chang’s China Bistro, Inc. (L)	24,878	986,413	1.03%
Penn National Gaming, Inc. (I)	32,677	754,839	0.79%
Tractor Supply Company	12,787	779,623	0.81%
TRW Automotive Holdings Corp. (I)	35,702	984,304	1.03%
Williams-Sonoma, Inc. (L)	36,588	908,114	0.95%
WMS Industries, Inc. (I)	20,069	787,708	0.82%
OTHER SECURITIES		8,490,840	8.83%

		15,364,898

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Staples - 2.46%
Church & Dwight Company, Inc.	16,223	$1,017,344	1.06%
OTHER SECURITIES		1,340,050	1.40%

		2,357,394

Energy - 4.85%		4,653,100	4.85%

Financials - 8.07%
City National Corp. (L)	14,810	758,716	0.79%
ProAssurance Corp. (I)	15,954	905,549	0.94%
SVB Financial Group (I)(L)	21,387	881,786	0.92%
OTHER SECURITIES		5,206,871	5.42%

		7,752,922
Health Care - 21.02%
Acorda Therapeutics, Inc. (I)	25,508	793,554	0.83%
American Medical Systems Holdings, Inc. (I)(L)	43,334	958,548	1.00%
Biovail Corp. (L)	50,151	964,905	1.01%
Chemed Corp. (L)	20,728	1,132,578	1.18%
Eclipsys Corp. (I)	46,073	821,942	0.86%
Martek Biosciences Corp. (I)(L)	36,624	868,355	0.90%
MEDNAX, Inc. (I)	16,596	922,904	0.96%
Perrigo Company	13,913	821,841	0.86%
Sirona Dental Systems, Inc. (I)	22,526	784,806	0.82%
United Therapeutics Corp. (I)(L)	19,115	933,003	0.97%
VCA Antech, Inc. (I)	30,586	757,309	0.79%
OTHER SECURITIES		10,418,022	10.84%

		20,177,767
Industrials - 13.37%
Bucyrus International, Inc. (L)	17,448	827,908	0.86%
CoStar Group, Inc. (I)(L)	27,170	1,054,196	1.10%
Forward Air Corp. (L)	31,995	871,864	0.91%
HUB Group, Inc., Class A (I)	31,496	945,195	0.98%
Knight Transportation, Inc. (L)	59,473	1,203,734	1.25%
Regal-Beloit Corp.	20,465	1,141,538	1.19%
TransDigm Group, Inc.	27,972	1,427,411	1.49%
Wabtec Corp. (L)	21,126	842,716	0.88%
OTHER SECURITIES		4,525,008	4.71%

		12,839,570
Information Technology - 26.43%
Aspen Technology, Inc. (I)	73,969	805,522	0.84%
F5 Networks, Inc. (I)	19,673	1,348,978	1.41%
GSI Commerce, Inc. (I)	29,251	842,429	0.88%
Hittite Microwave Corp. (I)	19,149	856,726	0.89%
Informatica Corp. (I)	51,972	1,241,091	1.29%
Lawson Software, Inc. (I)	113,883	831,346	0.87%
Manhattan Associates, Inc. (I)	32,221	887,689	0.92%
MICROS Systems, Inc. (I)	23,833	759,558	0.79%
NICE Systems, Ltd., SADR (I)	30,425	775,533	0.81%
Polycom, Inc. (I)	40,437	1,204,618	1.25%
Quest Software, Inc. (I)	44,790	808,012	0.84%
SRA International, Inc., Class A (I)	38,819	763,570	0.80%
SuccessFactors, Inc. (I)(L)	43,527	904,926	0.94%
VistaPrint NV (I)(L)	16,327	775,369	0.81%
Websense, Inc. (I)	40,247	760,668	0.79%
OTHER SECURITIES		11,811,318	12.30%

		25,377,353
Materials - 2.66%
Greif, Inc., Class A	17,641	979,781	1.02%
OTHER SECURITIES		1,572,567	1.64%

		2,552,348
Telecommunication Services - 1.12%
SBA Communications Corp., Class A (I)(L)	31,643	1,076,178	1.12%

Utilities - 0.94%
ITC Holdings Corp.	17,028	$900,951	0.94%

TOTAL COMMON STOCKS (Cost $87,980,048)		$93,052,481

SHORT-TERM INVESTMENTS - 28.68%
Short-Term Securities - 2.91%
State Street Institutional Liquid Reserves Fund, 0.1563%	$2,795,104	2,795,104	2.91%
Securities Lending Collateral - 25.77%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	2,471,490	24,737,147	25.77%

TOTAL SHORT-TERM
INVESTMENTS (Cost $27,531,803)		$27,532,251

Total Investments (Small Company Growth Trust)
(Cost $115,511,851) - 125.60%		$120,584,732	125.60%
Other Assets And Liabilities, Net - (25.60%)		(24,579,847)	(25.60%)

TOTAL NET ASSETS - 100.00%		$96,004,885	100.00%

Small Company Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.84%
Consumer Discretionary - 10.55%
Aaron, Inc., Class B (L)	386,250	$6,593,288	1.84%
Drew Industries, Inc. (I)	143,800	2,904,760	0.81%
Matthews International Corp., Class A (L)	126,700	3,709,776	1.03%
Pool Corp. (L)	120,800	2,647,936	0.74%
OTHER SECURITIES		21,974,348	6.13%

		37,830,108

Consumer Staples - 1.02%		3,674,334	1.02%

Energy - 7.50%
CARBO Ceramics, Inc. (L)	45,734	3,301,537	0.92%
Penn Virginia Corp.	186,600	3,752,526	1.05%
Whiting Petroleum Corp. (I)	74,400	5,834,448	1.63%
OTHER SECURITIES		14,018,901	3.90%

		26,907,412
Financials - 21.55%
Alterra Capital Holdings, Ltd. (L)	144,200	2,708,076	0.76%
Ares Capital Corp.	335,900	4,208,827	1.17%
CBL & Associates Properties, Inc. (L)	387,800	4,824,232	1.35%
East West Bancorp, Inc. (L)	106,270	1,620,618	0.45%
Glacier Bancorp, Inc. (L)	213,059	3,125,576	0.87%
Home Bancshares, Inc.	136,380	3,110,828	0.87%
Kilroy Realty Corp. (L)	132,300	3,933,279	1.10%
LaSalle Hotel Properties (L)	158,500	3,260,345	0.91%
Potlatch Corp. (L)	95,400	3,408,642	0.95%
ProAssurance Corp. (I)	125,100	7,100,676	1.98%
Stifel Financial Corp. (I)(L)	64,800	2,811,672	0.78%
SVB Financial Group (I)(L)	116,300	4,795,049	1.34%
Wintrust Financial Corp. (L)	101,800	3,394,012	0.95%
OTHER SECURITIES		28,969,989	8.07%

		77,271,821
Health Care - 6.21%
Owens & Minor, Inc.	231,950	6,582,741	1.84%
West Pharmaceutical Services, Inc.	92,500	3,375,325	0.94%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
OTHER SECURITIES		$12,292,540	3.43%

		22,250,606
Industrials - 24.75%
Alaska Air Group, Inc. (I)	97,600	4,387,120	1.22%
Ameron International Corp. (L)	47,100	2,841,543	0.79%
Beacon Roofing Supply, Inc. (I)(L)	322,200	5,806,044	1.62%
FTI Consulting, Inc. (I)(L)	77,500	3,378,225	0.94%
Genesee & Wyoming, Inc., Class A (I)	142,100	5,301,751	1.48%
IDEX Corp.	120,950	3,455,542	0.96%
Insituform Technologies, Inc., Class A (I)(L)	170,700	3,495,936	0.97%
Kirby Corp. (I)(L)	141,606	5,416,430	1.51%
Landstar System, Inc. (L)	190,600	7,431,494	2.07%
McGrath Rentcorp	181,000	4,123,180	1.15%
Nordson Corp. (L)	92,000	5,159,360	1.44%
Robbins & Myers, Inc.	117,600	2,556,624	0.71%
Waste Connections, Inc. (I)	114,500	3,994,905	1.11%
Woodward Governor Company	175,800	4,488,174	1.25%
OTHER SECURITIES		26,894,678	7.53%

		88,731,006
Information Technology - 9.48%
Progress Software Corp. (I)(L)	144,900	4,351,347	1.21%
SYNNEX Corp. (I)(L)	99,700	2,554,314	0.71%
OTHER SECURITIES		27,071,161	7.56%

		33,976,822
Materials - 9.41%
AptarGroup, Inc.	135,800	5,135,955	1.43%
Arch Chemicals, Inc.	105,100	3,230,774	0.90%
Carpenter Technology Corp.	92,900	3,049,906	0.85%
Clearwater Paper Corp. (I)	49,900	2,732,524	0.76%
Deltic Timber Corp.	65,800	2,750,440	0.77%
Franco-Nevada Corp.	87,300	2,657,010	0.74%
Royal Gold, Inc. (L)	59,575	2,859,600	0.80%
OTHER SECURITIES		11,344,241	3.16%

		33,760,450

Telecommunication Services - 0.45%		1,602,118	0.45%
Utilities - 3.92%
Black Hills Corp. (L)	96,800	2,755,896	0.77%
Cleco Corp. (L)	133,000	3,512,530	0.98%
El Paso Electric Company (I)	152,400	2,948,940	0.82%
Southwest Gas Corp.	89,000	2,625,500	0.73%
OTHER SECURITIES		2,223,430	0.62%

		14,066,296

TOTAL COMMON STOCKS (Cost $347,548,962)		$340,070,973

PREFERRED STOCKS - 2.11%
Energy - 0.66%
Whiting Petroleum Corp. 6.250%	$12,300	2,382,386	0.66%
Financials - 1.45%
East West Bancorp., Inc., Series A 8.000%	2,830	3,434,913	0.96%
OTHER SECURITIES		1,773,191	0.49%

		5,208,104

TOTAL PREFERRED STOCKS (Cost $5,536,526)		$7,590,490

INVESTMENT COMPANIES - 0.80%
Investment Companies - 0.80%		$2,859,899	0.80%

TOTAL INVESTMENT
COMPANIES (Cost $4,333,500)		$2,859,899

SHORT-TERM INVESTMENTS - 30.01%
Short-Term Securities - 2.19%
T. Rowe Price Reserve Investment Fund, 0.3057%	$7,361,905	7,361,905	2.05%
OTHER SECURITIES		501,214	0.14%

		7,863,119
Securities Lending Collateral - 27.82%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	9,964,988	99,739,562	27.82%

TOTAL SHORT-TERM
INVESTMENTS (Cost $107,597,289)		$107,602,681

Total Investments (Small Company Value Trust)
(Cost $465,016,277) - 127.76%		$458,124,043	127.76%
Other Assets And Liabilities, Net - (27.76%)		(99,554,288)	(27.76%)

TOTAL NET ASSETS - 100.00%		$358,569,755	100.00%

Smaller Company Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.67%
Consumer Discretionary - 17.68%
Chico’s FAS, Inc.	250,865	$2,478,546	1.18%
Deckers Outdoor Corp. (I)	5,264	752,068	0.36%
Discovery Communications, Inc., Series A (I)	62,200	2,221,162	1.05%
Harman International Industries, Inc. (I)	57,000	1,703,730	0.81%
Kohl’s Corp. (I)	62,800	2,983,000	1.42%
Tractor Supply Company	34,127	2,080,723	0.99%
OTHER SECURITIES		25,024,749	11.87%

		37,243,978

Consumer Staples - 1.24%		2,604,970	1.24%

Energy - 7.80%
Cabot Oil & Gas Corp.	70,500	2,208,060	1.05%
Core Laboratories NV (L)	4,949	730,522	0.35%
Denbury Resources, Inc. (I)(L)	108,300	1,585,512	0.75%
Dril-Quip, Inc. (I)(L)	43,038	1,894,533	0.90%
Rex Energy Corp. (I)	279,768	2,825,657	1.34%
OTHER SECURITIES		7,182,049	3.41%

		16,426,333
Financials - 5.06%
Lazard, Ltd., Class A	33,300	889,443	0.42%
optionsXpress Holdings, Inc. (I)	106,626	1,678,293	0.80%
Waddell & Reed Financial, Inc., Class A	79,500	1,739,460	0.83%
OTHER SECURITIES		6,351,376	3.01%

		10,658,572
Health Care - 16.83%
Beckman Coulter, Inc.	30,600	1,844,874	0.88%
CONMED Corp. (I)	64,200	1,196,046	0.57%
Illumina, Inc. (I)(L)	51,370	2,236,136	1.06%
Salix Pharmaceuticals, Ltd. (I)(L)	24,432	953,581	0.45%
St. Jude Medical, Inc. (I)	44,800	1,616,832	0.77%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
The Cooper Companies, Inc. (L)	55,200	$2,196,408	1.04%
United Therapeutics Corp. (I)(L)	46,988	2,293,484	1.09%
Vivus, Inc. (I)(L)	84,179	808,118	0.38%
OTHER SECURITIES		22,323,896	10.59%

		35,469,375
Industrials - 20.22%
A.O. Smith Corp.	37,000	1,783,030	0.85%
BE Aerospace, Inc. (I)	87,300	2,220,039	1.05%
Belden, Inc.	84,100	1,850,200	0.88%
Chicago Bridge & Iron Company NV (I)	168,100	3,161,961	1.50%
HUB Group, Inc., Class A (I)	86,042	2,582,120	1.23%
Landstar System, Inc.	70,678	2,755,735	1.31%
MasTec, Inc. (I)	201,633	1,895,350	0.90%
Navistar International Corp. (I)	23,300	1,146,360	0.54%
Orbital Sciences Corp., Class A (I)	122,428	1,930,690	0.92%
WABCO Holdings, Inc. (I)	72,908	2,295,144	1.09%
Waste Connections, Inc. (I)	22,721	792,736	0.38%
Watsco, Inc. (L)	42,800	2,478,976	1.18%
OTHER SECURITIES		17,720,260	8.39%

		42,612,601
Information Technology - 21.07%
Alliance Data Systems Corp. (I)(L)	33,000	1,964,160	0.93%
Blackboard, Inc. (I)(L)	49,127	1,833,911	0.87%
CommScope, Inc. (I)	80,638	1,916,765	0.91%
Compuware Corp. (I)	95,601	762,896	0.36%
Cymer, Inc. (I)	44,117	1,325,275	0.63%
Equinix, Inc. (I)(L)	34,582	2,808,750	1.33%
Insight Enterprises, Inc. (I)	95,900	1,262,044	0.60%
Monolithic Power Systems, Inc. (I)	99,650	1,779,749	0.84%
Solera Holdings, Inc.	24,998	904,928	0.43%
Western Digital Corp. (I)	35,300	1,064,648	0.51%
OTHER SECURITIES		28,774,279	13.66%

		44,397,405
Materials - 3.44%
Albemarle Corp.	45,200	1,794,892	0.85%
OTHER SECURITIES		5,450,644	2.59%

		7,245,536
Telecommunication Services - 3.03%
Cogent Communications Group, Inc. (I)(L)	206,714	1,566,892	0.74%
NII Holdings, Inc. (I)	101,700	3,307,284	1.57%
Syniverse Holdings, Inc. (I)	36,813	752,826	0.36%
OTHER SECURITIES		760,332	0.36%

		6,387,334
Utilities - 0.30%		630,221	0.30%

TOTAL COMMON STOCKS (Cost $198,994,388)		$203,676,325

INVESTMENT COMPANIES - 0.32%
Financials - 0.32%		674,123	0.32%

TOTAL INVESTMENT COMPANIES (Cost $720,914)		$674,123

SHORT-TERM INVESTMENTS - 20.54%
Short-Term Securities - 1.59%
State Street Institutional Liquid Reserves Fund, 0.1563%	$2,767,831	2,767,831	1.31%
OTHER SECURITIES		579,996	0.28%

		3,347,827
Repurchase Agreement - 1.55%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $3,260,001 on 07/01/2010, collateralized by $3,295,000 United States Treasury Notes, 1.000% due 04/30/2012 (valued at $3,325,314, including interest)	$3,260,000	$3,260,000	1.55%
Securities Lending Collateral - 17.40%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	3,664,386	36,676,841	17.40%

TOTAL SHORT-TERM
INVESTMENTS (Cost $43,281,114)		$43,284,668

Total Investments (Smaller Company Growth Trust)
(Cost $242,996,416) - 117.53%		$247,635,116	117.53%
Other Assets And Liabilities, Net - (17.53%)		(36,933,985)	(17.53%)

TOTAL NET ASSETS - 100.00%		$210,701,131	100.00%

U.S. Multi Sector Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.76%
Consumer Discretionary - 4.63%
Coach, Inc.	122,700	$4,484,685	0.50%
Home Depot, Inc.	86,900	2,439,283	0.27%
McDonald’s Corp.	92,500	6,092,975	0.68%
OTHER SECURITIES		28,317,347	3.18%

		41,334,290
Consumer Staples - 19.69%
Altria Group, Inc.	354,500	7,104,180	0.80%
Colgate-Palmolive Company	184,800	14,554,848	1.63%
General Mills, Inc.	82,000	2,912,640	0.33%
Kimberly-Clark Corp.	55,600	3,371,028	0.38%
PepsiCo, Inc.	369,775	22,537,786	2.53%
Philip Morris International, Inc.	499,800	22,910,832	2.57%
The Coca-Cola Company	589,500	29,545,740	3.31%
The Procter & Gamble Company	370,300	22,210,594	2.49%
Wal-Mart Stores, Inc.	652,100	31,346,447	3.51%
Walgreen Company	426,100	11,376,870	1.28%
OTHER SECURITIES		7,792,442	0.86%

		175,663,407
Energy - 8.27%
Chevron Corp.	198,300	13,456,638	1.51%
ConocoPhillips	124,400	6,106,796	0.68%
Exxon Mobil Corp.	821,400	46,877,298	5.26%
OTHER SECURITIES		7,327,962	0.82%

		73,768,694
Financials - 3.18%
American Express Company	118,200	4,692,540	0.53%
Bank of America Corp.	366,100	5,260,857	0.59%
OTHER SECURITIES		18,394,649	2.06%

		28,348,046
Health Care - 24.72%
Abbott Laboratories	356,700	16,686,426	1.87%
AmerisourceBergen Corp.	92,200	2,927,350	0.33%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
Amgen, Inc. (I)	192,000	$10,099,200	1.13%
Eli Lilly & Company	414,000	13,869,000	1.55%
Forest Laboratories, Inc. (I)	104,800	2,874,664	0.32%
Johnson & Johnson	711,700	42,033,002	4.71%
McKesson Corp.	48,000	3,223,680	0.36%
Medtronic, Inc.	336,800	12,215,736	1.37%
Merck & Company, Inc.	678,163	23,715,360	2.66%
Pfizer, Inc.	3,262,494	46,523,164	5.22%
UnitedHealth Group, Inc.	650,100	18,462,840	2.07%
WellPoint, Inc. (I)	123,100	6,023,283	0.68%
Zimmer Holdings, Inc. (I)	67,100	3,626,755	0.41%
OTHER SECURITIES		18,177,012	2.04%

		220,457,472
Industrials - 5.18%
3M Company	139,300	11,003,307	1.23%
Caterpillar, Inc.	52,000	3,123,640	0.35%
General Dynamics Corp.	85,600	5,012,736	0.56%
General Electric Company	546,100	7,874,762	0.88%
United Technologies Corp.	146,000	9,476,860	1.06%
OTHER SECURITIES		9,745,021	1.10%

		46,236,326
Information Technology - 28.69%
Apple, Inc. (I)	157,810	39,693,949	4.45%
Cisco Systems, Inc. (I)	868,600	18,509,866	2.08%
Cognizant Technology Solutions Corp., Class A (I)	57,700	2,888,462	0.32%
eBay, Inc. (I)	689,200	13,515,212	1.52%
Google, Inc., Class A (I)	87,780	39,057,711	4.38%
Hewlett-Packard Company	166,800	7,219,104	0.81%
International Business Machines Corp.	100,740	12,439,375	1.39%
Microsoft Corp.	2,125,800	48,914,658	5.48%
Oracle Corp.	2,189,300	46,982,378	5.27%
QUALCOMM, Inc.	329,900	10,833,916	1.21%
OTHER SECURITIES		15,874,797	1.78%

		255,929,428

Materials - 1.00%		8,891,532	1.00%
Telecommunication Services - 1.36%
AT&T, Inc.	316,005	7,644,161	0.86%
Verizon Communications, Inc.	139,000	3,894,780	0.44%
OTHER SECURITIES		581,478	0.06%

		12,120,419
Utilities - 0.04%		364,056	0.04%

TOTAL COMMON STOCKS (Cost $875,554,028)		$863,113,670

SHORT-TERM INVESTMENTS - 4.68%
Short-Term Securities - 3.02%
State Street Institutional Investment Treasury Money Market Fund, 0.000%	$10,976,766	10,976,766	1.23%
U.S. Treasury Bills, 0.152%, 09/16/2010	16,000,000	15,994,688	1.79%

		26,971,454
Securities Lending Collateral - 1.66%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$1,477,524	$14,788,541	1.66%

TOTAL SHORT-TERM
INVESTMENTS (Cost $41,756,415)		$41,759,995

Total Investments (U.S. Multi Sector Trust)
(Cost $917,310,443) - 101.44%		$904,873,665	101.44%
Other Assets And Liabilities, Net - (1.44%)		(12,867,440)	(1.44%)

TOTAL NET ASSETS - 100.00%		$892,006,225	100.00%

Utilities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 92.18%
Consumer Discretionary - 8.58%
Comcast Corp., Special Class A	217,800	$3,578,454	2.40%
Time Warner Cable, Inc.	58,800	3,062,304	2.05%
Virgin Media, Inc. (L)	335,800	5,604,502	3.76%
OTHER SECURITIES		545,027	0.37%

		12,790,287
Energy - 9.45%
CONSOL Energy, Inc.	37,370	1,261,611	0.85%
El Paso Corp.	369,880	4,109,367	2.76%
Nextera Energy, Inc.	26,000	1,267,760	0.85%
The Williams Companies, Inc.	274,751	5,022,448	3.37%
OTHER SECURITIES		2,420,951	1.62%

		14,082,137
Telecommunication Services - 19.19%
American Tower Corp., Class A (I)	42,900	1,909,050	1.28%
Cellcom Israel, Ltd.	146,930	3,673,250	2.46%
CenturyTel, Inc. (L)	74,600	2,484,926	1.67%
NII Holdings, Inc. (I)	47,200	1,534,944	1.03%
Partner Communications Company, Ltd.	108,300	1,652,658	1.11%
Portugal Telecom SGPS SA (I)	155,900	1,545,339	1.04%
Qwest Communications International, Inc. (L)	305,600	1,604,400	1.08%
Telefonica SA	73,970	1,365,967	0.92%
Telenet Group Holding NV (I)	41,365	1,086,319	0.73%
Vivo Participacoes SA, ADR (L)	93,675	2,428,056	1.63%
Vodafone Group PLC	1,144,660	2,371,988	1.59%
Windstream Corp. (L)	139,188	1,469,825	0.99%
OTHER SECURITIES		5,474,837	3.66%

		28,601,559
Utilities - 54.96%
American Electric Power Company, Inc.	131,450	4,245,835	2.85%
Calpine Corp. (I)(L)	140,500	1,787,160	1.20%
CenterPoint Energy, Inc.	127,140	1,673,162	1.12%
CEZ AS (L)	47,081	1,933,441	1.30%
CMS Energy Corp. (L)	362,800	5,315,020	3.57%
Constellation Energy Group, Inc.	59,771	1,927,615	1.29%
CPFL Energia SA	37,700	823,134	0.55%
CPFL Energia SA, SADR (L)	3,700	247,715	0.17%
DPL, Inc.	94,430	2,256,877	1.51%
E.ON AG	69,309	1,865,782	1.25%
Electricidade de Portugal SA	834,900	2,465,220	1.65%
Entergy Corp.	53,600	3,838,832	2.58%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Utilities (continued)
EQT Corp.	128,560	$4,646,158	3.12%
FirstEnergy Corp. (L)	40,900	1,440,907	0.97%
Fortum OYJ	74,100	1,631,251	1.09%
National Grid PLC	351,400	2,588,580	1.74%
NiSource, Inc.	81,000	1,174,500	0.79%
Northeast Utilities	75,870	1,933,168	1.30%
NRG Energy, Inc. (I)(L)	122,652	2,601,449	1.75%
OGE Energy Corp.	54,900	2,007,144	1.35%
PG&E Corp.	81,400	3,345,540	2.24%
PPL Corp. (L)	122,900	3,066,355	2.06%
Public Service Enterprise Group, Inc.	125,190	3,922,203	2.63%
Questar Corp.	118,951	5,411,081	3.63%
Red Electrica De Espana	64,368	2,300,928	1.54%
Sempra Energy	52,060	2,435,887	1.63%
The AES Corp. (I)	325,250	3,005,310	2.02%
Tractebel Energia SA	194,100	2,278,659	1.53%
Wisconsin Energy Corp.	44,800	2,273,152	1.52%
OTHER SECURITIES		7,488,432	5.01%

		81,930,497

TOTAL COMMON STOCKS (Cost $138,533,087)		$137,404,480

PREFERRED STOCKS - 5.17%
Energy - 0.98%
El Paso Corp. 4.990%	$1,510	1,453,375	0.98%
Utilities - 4.19%
AES Tiete SA (N)	89,736	1,031,591	0.69%
Eletropaulo Metropolitana SA (N)	81,300	1,619,694	1.09%
Nextera Energy, Inc. 8.375%	38,000	1,875,300	1.26%
PPL Corp. 9.500%	12,360	640,742	0.43%
OTHER SECURITIES		1,079,699	0.72%

		6,247,026

TOTAL PREFERRED STOCKS (Cost $7,391,959)		$7,700,401

CONVERTIBLE BONDS - 0.84%
Consumer Discretionary - 0.84%
6.500%, 11/15/2016	$1,071,000	1,254,409	0.84%

TOTAL CONVERTIBLE BONDS (Cost $955,578)		$1,254,409

SHORT-TERM INVESTMENTS - 23.18%
Securities Lending Collateral - 21.59%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$3,214,936	32,178,291	21.59%
Repurchase Agreement - 1.59%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $2,377,001 on 07/01/2010, collateralized by $2,430,000 Federal Home Loan Mortgage Corp., zero coupon due 08/03/2010 (valued at $2,427,570).	2,377,000	2,377,000	1.59%

TOTAL SHORT-TERM
INVESTMENTS (Cost $34,551,759)		$34,555,291

Total Investments (Utilities Trust)
(Cost $181,432,383) - 121.37%		$180,914,581	121.37%
Other Assets And Liabilities, Net - 21.37%		31,852,217	21.37%

TOTAL NET ASSETS - 100.00%		$149,062,364	100.00%

Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.61%
Consumer Discretionary - 7.73%
Darden Restaurants, Inc.	118,699	$4,611,456	1.97%
Harley-Davidson, Inc.	204,680	4,550,036	1.95%
Lear Corp. (I)	37,140	2,458,668	1.05%
Newell Rubbermaid, Inc.	440,531	6,449,374	2.76%

		18,069,534
Consumer Staples - 8.52%
Avon Products, Inc.	109,561	2,903,367	1.25%
Coca-Cola Enterprises, Inc.	201,677	5,215,367	2.23%
ConAgra Foods, Inc.	252,579	5,890,142	2.52%
Sysco Corp.	206,129	5,889,106	2.52%

		19,897,982
Energy - 7.50%
El Paso Corp.	601,356	6,681,065	2.86%
Halliburton Company	50,523	1,240,340	0.53%
Pioneer Natural Resources Company	90,164	5,360,250	2.29%
The Williams Companies, Inc.	232,540	4,250,831	1.82%

		17,532,486
Financials - 21.76%
ACE, Ltd.	136,842	7,044,626	3.01%
BB&T Corp.	199,670	5,253,318	2.25%
Comerica, Inc.	135,800	5,001,514	2.14%
Marsh & McLennan Companies, Inc.	229,411	5,173,218	2.21%
Northern Trust Corp.	134,018	6,258,641	2.68%
The Charles Schwab Corp.	334,947	4,749,548	2.03%
Washington Federal, Inc.	142,626	2,307,689	0.99%
Weingarten Realty Investors	166,400	3,169,920	1.36%
Willis Group Holdings PLC	297,505	8,940,025	3.83%
Wintrust Financial Corp.	88,374	2,946,389	1.26%

		50,844,888
Health Care - 10.21%
Beckman Coulter, Inc.	97,682	5,889,248	2.52%
Brookdale Senior Living, Inc. (I)	434,621	6,519,315	2.79%
Healthsouth Corp. (I)	286,682	5,363,820	2.30%
Henry Schein, Inc. (I)	110,719	6,078,473	2.60%

		23,850,856
Industrials - 14.97%
Avery Dennison Corp.	242,754	7,799,686	3.34%
Goodrich Corp.	112,126	7,428,348	3.18%
Lennox International, Inc.	148,348	6,166,826	2.64%
Pentair, Inc.	202,655	6,525,491	2.79%
Snap-On, Inc.	172,403	7,053,007	3.02%

		34,973,358
Information Technology - 10.75%
Diebold, Inc.	167,039	4,551,813	1.95%
Fidelity National Information Services, Inc.	333,241	8,937,524	3.82%
Flextronics International, Ltd. (I)	807,446	4,521,698	1.94%
Zebra Technologies Corp., Class A (I)	279,912	7,101,367	3.04%

		25,112,402
Materials - 9.56%
PPG Industries, Inc.	84,193	5,086,099	2.17%
Sonoco Products Company	187,003	5,699,851	2.44%
Valspar Corp.	241,177	7,264,251	3.11%
W.R. Grace & Company (I)	204,408	4,300,744	1.84%

		22,350,945
Utilities - 6.61%
Edison International	170,509	5,408,545	2.32%
Great Plains Energy, Inc.	279,291	4,753,533	2.03%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Utilities (continued)
Wisconsin Energy Corp.	104,097	$5,281,882	2.26%

		15,443,960

TOTAL COMMON STOCKS (Cost $220,306,488)		$228,076,411

SHORT-TERM INVESTMENTS - 2.03%
Short-Term Securities - 2.03%
State Street Institutional Liquid Reserves Fund, 0.1563%	$4,743,048	4,743,048	2.03%

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,743,048)		$4,743,048

Total Investments (Value Trust)
(Cost $225,049,536) - 99.64%		$232,819,459	99.64%
Other Assets And Liabilities, Net - 0.36%		848,958	0.36%

TOTAL NET ASSETS - 100.00%		$233,668,417	100.00%

Value & Restructuring Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.75%
Consumer Discretionary - 5.00%
Newell Rubbermaid, Inc. (L)	172,250	$2,521,740	0.93%
Stanley Black & Decker, Inc. (L)(F)	89,190	4,505,879	1.67%
TJX Companies, Inc. (F)	154,100	6,464,495	2.40%

		13,492,114
Consumer Staples - 6.61%
Avon Products, Inc. (F)	164,350	4,355,275	1.61%
Lorillard, Inc. (F)	169,600	12,207,808	4.52%
OTHER SECURITIES		1,286,687	0.48%

		17,849,770
Energy - 20.76%
Alpha Natural Resources, Inc. (I)(F)	272,450	9,227,882	3.42%
Anadarko Petroleum Corp.	110,000	3,969,900	1.47%
ConocoPhillips	138,550	6,801,420	2.52%
CONSOL Energy, Inc. (L)(F)	202,650	6,841,464	2.53%
Devon Energy Corp. (F)	114,850	6,996,662	2.59%
Murphy Oil Corp.	46,200	2,289,210	0.85%
Noble Energy, Inc. (F)	87,100	5,254,743	1.95%
Petrohawk Energy Corp. (I)(L)	184,750	3,135,208	1.16%
Petroleo Brasileiro SA, ADR (L)	331,550	11,378,796	4.21%
OTHER SECURITIES		165,550	0.06%

		56,060,835
Financials - 16.14%
ACE, Ltd.	170,100	8,756,748	3.24%
Apollo Investment Corp. (L)	184,982	1,725,882	0.64%
DiamondRock Hospitality Company (I)	210,597	1,731,107	0.64%
Invesco, Ltd. (L)	274,900	4,626,567	1.71%
JPMorgan Chase & Company (F)	128,650	4,709,877	1.74%
Loews Corp.	103,600	3,450,916	1.28%
MetLife, Inc. (F)	122,800	4,636,928	1.72%
Morgan Stanley	160,550	3,726,366	1.38%
PNC Financial Services Group, Inc. (F)	86,100	4,864,650	1.80%
The Goldman Sachs Group, Inc. (F)	31,925	4,190,795	1.55%
OTHER SECURITIES		1,161,046	0.44%

		43,580,882
Health Care - 6.59%
AmerisourceBergen Corp. (F)	218,850	$6,948,488	2.57%
Baxter International, Inc.	91,800	3,730,752	1.38%
Bristol-Myers Squibb Company	208,600	5,202,484	1.93%
OTHER SECURITIES		1,915,919	0.71%

		17,797,643
Industrials - 16.05%
Aecom Technology Corp. (I)(L)	96,050	2,214,913	0.82%
AerCap Holdings NV (I)	235,700	2,446,566	0.91%
AGCO Corp. (I)(L)(F)	134,600	3,630,162	1.34%
Copa Holdings SA, Class A (F)	84,050	3,716,691	1.38%
Eaton Corp. (F)	99,000	6,478,560	2.40%
Ryder Systems, Inc. (F)	48,325	1,944,115	0.72%
Tyco International, Ltd. (F)	137,400	4,840,602	1.79%
Union Pacific Corp. (F)	166,050	11,542,136	4.28%
United Technologies Corp. (F)	90,200	5,854,882	2.17%
OTHER SECURITIES		654,020	0.24%

		43,322,647
Information Technology - 8.79%
CommScope, Inc. (I)(F)	135,800	3,227,966	1.20%
Corning, Inc. (F)	90,500	1,461,575	0.54%
Harris Corp. (F)	241,200	10,045,980	3.72%
International Business Machines Corp. (L)(F)	72,800	8,989,344	3.33%

		23,724,865
Materials - 13.18%
Celanese Corp., Series A (F)	228,550	5,693,181	2.11%
Freeport-McMoRan Copper & Gold, Inc. (F)	81,600	4,825,008	1.79%
Grupo Mexico SAB de CV, Series B	2,377,000	5,642,434	2.09%
Lanxess AG	89,850	3,786,702	1.40%
PPG Industries, Inc. (F)	45,000	2,718,450	1.01%
Schnitzer Steel Industries, Inc. (F)	64,050	2,510,760	0.93%
Southern Copper Corp. (L)(F)	211,400	5,610,556	2.08%
Vale SA, SADR (L)	157,850	3,843,648	1.42%
OTHER SECURITIES		958,778	0.35%

		35,589,517
Telecommunication Services - 4.63%
America Movil SAB de CV, Series L, ADR (L)(F)	234,100	11,119,750	4.12%
OTHER SECURITIES		1,380,192	0.51%

		12,499,942

TOTAL COMMON STOCKS (Cost $274,353,635)		$263,918,215

PREFERRED STOCKS - 0.96%
Financials - 0.96%		2,590,192	0.96%

TOTAL PREFERRED STOCKS (Cost $2,587,273)		$2,590,192

CONVERTIBLE BONDS - 1.10%
Consumer, Cyclical - 1.10%
Ford Motor Company 4.250%, 11/15/2016	$2,385,000	2,972,304	1.10%

TOTAL CONVERTIBLE BONDS (Cost $2,567,047)		$2,972,304

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 18.98%
Repurchase Agreement - 0.09%		$241,000	0.09%
Securities Lending Collateral - 18.89%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$5,094,531	50,991,162	18.89%

TOTAL SHORT-TERM
INVESTMENTS (Cost $51,225,824)		$51,232,162

Total Investments (Value & Restructuring Trust)
(Cost $330,733,779) - 118.79%		$320,712,873	118.79%
Other Assets And Liabilities, Net - (18.79%)		(50,733,256)	(18.79%)

TOTAL NET ASSETS - 100.00%		$269,979,617	100.00%

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

BHD	- Bahraini Dinar
NZD	- New Zealand Dollar

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
FHLMC	- Federal Home Loan Mortgage Corporation
GDR	- Global Depositary Receipts
MTN	- Medium Term Note
NVDR	- Non Voting Depositary Receipts
PLC	- Public Limited Company
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and /or futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2010.
(M)

Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled. Unsettled term loan rates are determined at time of settlement as noted in the descriptions below.

(N)	Variable rate preferred stock.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)

The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Investments in unaffiliated issuers, at value	$307,821,747	$65,872,158	$439,204,385	$1,584,678,509
Investments in affiliated issuers, at value (Note 2)	18,221,164	10,638,830	99,718,023	—
Securities loaned, at value (Note 2)	17,498,722	10,249,076	96,151,593	—
Repurchase agreements, at value (Note 2)	—	610,000	25,200,000	—
Total investments, at value	343,541,633	87,370,064	660,274,001	1,584,678,509
Cash	—	613	44,437	1,604
Foreign currency, at value	—	—	45,884	—
Receivable for investments sold	59,263,445	420,214	18,546,816	282,333
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	65,873	—
Receivable for fund shares sold	—	17,882	36,616	—
Dividends and interest receivable	167,580	46,606	434,701	—
Receivable for securities lending income	15,039	1,905	27,059	—
Other assets	8	—	55	127
Total assets	402,987,705	87,857,284	679,475,442	1,584,962,573

Liabilities
Payable for investments purchased	59,474,859	588,805	8,588,502	—
Payable for forward foreign currency exchange contracts (Note 3)	—	—	59,984	—
Payable for fund shares repurchased	47,026	6,107	—	252,871
Payable upon return of securities loaned (Note 2)	18,220,031	10,638,422	99,710,629	—
Payable for futures variation margin	28,896	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	4,164	972	7,311	19,738
Trustees’ fees	1,091	422	997	3,512
Other liabilities and accrued expenses	46,887	24,639	79,909	145,422
Total liabilities	77,822,954	11,259,367	108,447,332	421,543

Net assets
Capital paid-in	$872,010,044	$87,243,138	$445,681,091	$1,706,351,361
Undistributed net investment income	2,802,722	110,884	1,738,568	1,039,839
Accumulated undistributed net realized gain (loss) on investments	(530,986,335)	(10,433,164)	139,034,586	(50,559,798)
Net unrealized appreciation (depreciation) on investments	(18,661,680)	(322,941)	(15,426,135)	(72,290,372)
Net assets	$325,164,751	$76,597,917	$571,028,110	$1,584,541,030
Investments in unaffiliated issuers, including repurchase agreements, at cost	$343,837,436	$77,055,676	$575,997,928	$1,656,968,881
Investments in affiliated issuers, at cost	$18,219,330	$10,637,329	$99,706,108	—
Foreign currency, at cost	—	—	$45,386	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$73,814,031	$31,619,441	$158,759	$194,998,977
Shares outstanding	5,412,855	4,709,226	11,431	20,645,700
Net asset value, offering price and redemption price per share	$13.64	$6.71	$13.89	$9.45

Series II
Net assets	$8,076,293	$29,421,781	—	$1,257,327,346
Shares outstanding	593,763	4,394,950	—	133,169,189
Net asset value, offering price and redemption price per share	$13.60	$6.69	—	$9.44

Series III
Net assets	—	—	—	$132,214,707
Shares outstanding	—	—	—	13,990,344
Net asset value, offering price and redemption price per share	—	—	—	$9.45

Series NAV
Net assets	$243,274,427	$15,556,695	$570,869,351	—
Shares outstanding	17,831,525	2,324,947	41,088,271	—
Net asset value, offering price and redemption price per share	$13.64	$6.69	$13.89	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	American Blue Chip Income and Growth Trust	American Bond Trust	American Fundamental Holdings Trust	American Global Diversification Trust
Investments in unaffiliated issuers, at value	$216,590,752	$878,984,723	$1,073,864,541	$793,356,943
Total investments, at value	216,590,752	878,984,723	1,073,864,541	793,356,943
Receivable for investments sold	—	73,269,965	568,501	450,817
Receivable for fund shares sold	5,865,601	17,609	468	446
Other assets	15	60	93	62
Total assets	222,456,368	952,272,357	1,074,433,603	793,808,268

Liabilities
Payable for investments purchased	5,732,027	—	—	—
Payable for fund shares repurchased	129,870	73,269,301	545,291	432,957
Payable to affiliates (Note 5)
Accounting and legal services fees	2,658	11,398	13,265	9,754
Trustees’ fees	624	2,278	2,389	2,004
Other liabilities and accrued expenses	19,664	60,416	61,820	52,000
Total liabilities	5,884,843	73,343,393	622,765	496,715

Net assets
Capital paid-in	$247,958,786	$937,577,512	$1,091,542,324	$868,654,846
Undistributed net investment income	149,021	2,456,339	819,010	2,370,672
Accumulated undistributed net realized gain (loss) on investments	(13,281,471)	(53,193,746)	(28,537,031)	(38,679,280)
Net unrealized appreciation (depreciation) on investments	(18,254,811)	(7,911,141)	9,986,535	(39,034,685)
Net assets	$216,571,525	$878,928,964	$1,073,810,838	$793,311,553
Investments in unaffiliated issuers, including repurchase agreements, at cost	$234,845,563	$886,895,864	$1,063,878,006	$832,391,628

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$27,606,329	$10,665,957	$788,803	$2,113,438
Shares outstanding	2,904,799	873,180	86,015	233,363
Net asset value, offering price and redemption price per share	$9.50	$12.22	$9.17	$9.06

Series II
Net assets	$71,462,459	$713,152,596	$1,017,983,658	$791,114,635
Shares outstanding	7,521,077	58,432,761	110,952,256	87,344,049
Net asset value, offering price and redemption price per share	$9.50	$12.20	$9.17	$9.06

Series III
Net assets	$117,502,737	$155,110,411	$55,038,377	$83,480
Shares outstanding	12,364,816	12,693,646	5,991,768	9,205
Net asset value, offering price and redemption price per share	$9.50	$12.22	$9.19	$9.07

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust	American Growth-Income Trust
Investments in unaffiliated issuers, at value	$177,038,701	$93,341,392	$1,174,324,458	$1,119,301,639
Total investments, at value	177,038,701	93,341,392	1,174,324,458	1,119,301,639
Receivable for fund shares sold	4,362,983	1,958,781	24,751,526	42,722,954
Dividends and interest receivable	—	—	—	2,691
Other assets	9	6	101	103
Total assets	181,401,693	95,300,179	1,199,076,085	1,162,027,387

Liabilities
Payable for investments purchased	4,358,260	1,956,293	24,728,090	42,470,551
Payable for fund shares repurchased	196	—	—	230,949
Payable to affiliates (Note 5)
Accounting and legal services fees	2,156	1,133	14,580	13,709
Trustees’ fees	565	412	3,270	3,296
Other liabilities and accrued expenses	23,543	17,139	82,524	92,845
Total liabilities	4,384,720	1,974,977	24,828,464	42,811,350

Net assets
Capital paid-in	$252,239,310	$123,632,534	$1,543,538,776	$1,410,040,021
Undistributed net investment income (loss)	116,714	994,365	(1,662,033)	(270,938)
Accumulated undistributed net realized gain (loss) on investments	(23,723,390)	(37,331,861)	(84,964,094)	(76,646,969)
Net unrealized appreciation (depreciation) on investments	(51,615,661)	6,030,164	(282,665,028)	(213,906,077)
Net assets	$177,016,973	$93,325,202	$1,174,247,621	$1,119,216,037
Investments in unaffiliated issuers, including repurchase agreements, at cost	$228,654,362	$87,311,228	$1,456,989,486	$1,333,207,716

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	—	$86,775,703	$213,098,115
Shares outstanding	—	—	6,934,973	17,313,719
Net asset value, offering price and redemption price per share	—	—	$12.51	$12.31

Series II
Net assets	$174,534,802	$63,404,226	$1,018,482,141	$838,051,538
Shares outstanding	19,147,201	7,918,357	81,687,282	68,223,862
Net asset value, offering price and redemption price per share	$9.12	$8.01	$12.47	$12.28

Series III
Net assets	$2,482,171	$29,920,976	$68,989,777	$68,066,384
Shares outstanding	272,127	3,726,212	5,528,614	5,534,953
Net asset value, offering price and redemption price per share	$9.12	$8.03	$12.48	$12.30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	American High-Income Bond Trust	American International Trust	American New World Trust	Balanced Trust
Investments in unaffiliated issuers, at value	$85,996,479	$766,827,263	$74,099,142	$56,208,440
Investments in affiliated issuers, at value (Note 2)	—	—	—	448,751
Securities loaned, at value (Note 2)	—	—	—	432,337
Total investments, at value	85,996,479	766,827,263	74,099,142	57,089,528
Cash	—	—	—	1,224
Foreign currency, at value	—	—	—	36,360
Receivable for investments sold	3,316,733	—	—	466,183
Receivable for fund shares sold	—	29,177,916	151,783	146,729
Dividends and interest receivable	—	—	—	169,321
Receivable for securities lending income	—	—	—	398
Other assets	4	65	3	2
Total assets	89,313,216	796,005,244	74,250,928	57,909,745

Liabilities
Payable for investments purchased	—	29,162,344	149,268	1,226,058
Payable for fund shares repurchased	3,314,369	—	33	228
Payable upon return of securities loaned (Note 2)	—	—	—	448,908
Payable to affiliates (Note 5)
Accounting and legal services fees	1,064	9,128	898	675
Trustees’ fees	328	2,532	415	15
Investment management fees	—	—	—	135
Other liabilities and accrued expenses	16,209	58,463	16,384	26,993
Total liabilities	3,331,970	29,232,467	166,998	1,703,012

Net assets
Capital paid-in	$89,403,850	$1,016,263,057	$91,559,424	$56,086,358
Undistributed net investment income	899,968	3,264,698	112,722	334,186
Accumulated undistributed net realized gain (loss) on investments	(8,349,067)	(37,286,996)	(14,965,564)	986,885
Net unrealized appreciation (depreciation) on investments	4,026,495	(215,467,982)	(2,622,652)	(1,200,696)
Net assets	$85,981,246	$766,772,777	$74,083,930	$56,206,733
Investments in unaffiliated issuers, including repurchase agreements, at cost	$81,969,984	$982,295,245	$76,721,794	$57,841,926
Investments in affiliated issuers, at cost	—	—	—	$448,710
Foreign currency, at cost	—	—	—	$35,762

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$93,856,730	$4,062,016	$410,831
Shares outstanding	—	6,987,404	362,880	28,758
Net asset value, offering price and redemption price per share	—	$13.43	$11.19	$14.29

Series II
Net assets	$52,757,015	$652,918,120	$68,115,157	—
Shares outstanding	4,990,423	48,671,705	6,091,247	—
Net asset value, offering price and redemption price per share	$10.57	$13.41	$11.18	—

Series III
Net assets	$33,224,231	$19,997,927	$1,906,757	—
Shares outstanding	3,140,779	1,491,126	170,501	—
Net asset value, offering price and redemption price per share	$10.58	$13.41	$11.18	—

Series NAV
Net assets	—	—	—	$55,795,902
Shares outstanding	—	—	—	3,904,575
Net asset value, offering price and redemption price per share	—	—	—	$14.29

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Allocation Trust
Investments in unaffiliated issuers, at value	$1,313,750,984	$769,295,264	$284,879,085	—
Investments in affiliated issuers, at value (Note 2)	111,763,721	209,718,326	26,071,138	—
Investments in affiliated funds, at value (Note 2)	—	—	—	$55,072,905 [1]
Securities loaned, at value (Note 2)	108,255,257	202,776,401	25,173,069	—
Repurchase agreements, at value (Note 2)	—	—	1,105,000	—
Total investments, at value	1,533,769,962	1,181,789,991	337,228,292	55,072,905
Cash	—	3,850	102	—
Foreign currency, at value	—	—	11,420	—
Receivable for investments sold	7,921,476	—	1,178,620	1,146
Receivable for fund shares sold	2,664,596	—	286	2,147
Dividends and interest receivable	707,282	832,852	995,624	—
Receivable for securities lending income	13,364	20,326	3,334	—
Receivable due from adviser	—	—	—	71
Other assets	106	56	32	—
Total assets	1,545,076,786	1,182,647,075	339,417,710	55,076,269

Liabilities
Payable for investments purchased	8,004,359	2,499,781	6,101,815	—
Payable for fund shares repurchased	11,699	2,024,257	60,933	1,943
Payable upon return of securities loaned (Note 2)	111,749,543	209,707,335	26,071,216	—
Written options, at value (Note 3)	—	—	291,276	—
Payable to affiliates (Note 5)
Accounting and legal services fees	18,264	12,485	3,818	661
Trustees’ fees	3,994	2,578	950	15
Other liabilities and accrued expenses	120,399	99,754	42,378	24,048
Total liabilities	119,908,258	214,346,190	32,572,386	26,667

Net assets
Capital paid-in	$1,867,254,623	$1,112,800,867	$262,302,968	$56,617,076
Undistributed net investment income (loss)	1,131,068	1,728,347	1,845,036	(71,133)
Accumulated undistributed net realized gain (loss) on investments	(547,634,256)	(183,018,417)	23,826,000	706,177
Net unrealized appreciation (depreciation) on investments	104,417,093	36,790,088	18,871,320	(2,202,518)
Net assets	$1,425,168,528	$968,300,885	$306,845,324	$55,049,602
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,317,604,855	$935,303,702	$293,163,046	—
Investments in affiliated issuers, at cost	$111,748,208	$209,696,201	$26,070,485	$57,275,423
Foreign currency, at cost	—	—	$11,410	—
Premiums received on written options	—	—	$1,167,207	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$281,109,509	$188,552,750	$862,985	$6,442,590
Shares outstanding	17,627,934	23,673,669	76,753	455,973
Net asset value, offering price and redemption price per share	$15.95	$7.96	$11.24	$14.13

Series II
Net assets	$114,318,115	$70,443,013	$302,019,436	$48,584,315
Shares outstanding	7,199,075	8,925,892	26,903,414	3,441,433
Net asset value, offering price and redemption price per share	$15.88	$7.89	$11.23	$14.12

Series NAV
Net assets	$1,029,740,904	$709,305,122	$3,962,903	$22,697
Shares outstanding	64,695,405	89,045,956	352,614	1,606
Net asset value, offering price and redemption price per share	$15.92	$7.97	$11.24	$14.13

1	See Note 9.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Core Allocation Plus Trust	Core Disciplined Diversification Trust	Core Diversified Growth & Income Trust	Core Fundamental Holdings Trust
Investments in unaffiliated issuers, at value	$146,165,798	—	$1,395,110	$101,723,382
Investments in affiliated issuers, at value (Note 2)	18,279,609	—	—	—
Investments in affiliated funds, at value (Note 2)	—	$89,166,556 [1]	930,237 [1]	67,835,340 [1]
Securities loaned, at value (Note 2)	17,643,115	—	—	—
Repurchase agreements, at value (Note 2)	32,800,000	—	—	—
Total investments, at value	214,888,522	89,166,556	2,325,347	169,558,722
Cash	59,883	—	—	—
Cash held at broker for futures contracts	1,680,756	—	—	—
Foreign currency, at value	667,141	—	—	—
Receivable for investments sold	10,344,770	—	639	—
Receivable for forward foreign currency exchange contracts (Note 3)	198,707	—	—	—
Receivable for fund shares sold	1,721	31,609	286	569,544
Dividends and interest receivable	890,619	—	—	—
Receivable for securities lending income	10,894	—	—	—
Receivable due from adviser	—	25	102	20
Other assets	17	—	—	4
Total assets	228,743,030	89,198,190	2,326,374	170,128,290

Liabilities
Capital gains tax withholding	911	—	—	—
Payable for investments purchased	3,486,628	29,897	—	565,225
Payable for delayed delivery securities purchased	230,730	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	137,434	—	—	—
Payable for fund shares repurchased	53,732	—	—	700
Payable upon return of securities loaned (Note 2)	18,276,652	—	—	—
Swap contracts, at value (Note 3)	1,032	—	—	—
Payable for futures variation margin	92,471	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	2,545	1,067	29	2,026
Trustees’ fees	596	26	268	46
Other liabilities and accrued expenses	46,277	24,255	12,552	23,644
Total liabilities	22,329,008	55,245	12,849	591,641

Net assets
Capital paid-in	$197,707,142	$90,329,707	$2,534,615	$170,076,844
Undistributed net investment income (loss)	1,154,790	(127,038)	(167)	(24,618)
Accumulated undistributed net realized gain (loss) on investments	6,260,685	720,219	(77,341)	1,477,753
Net unrealized appreciation (depreciation) on investments	1,291,405	(1,779,943)	(143,582)	(1,993,330)
Net assets	$206,414,022	$89,142,945	$2,313,525	$169,536,649
Investments in unaffiliated issuers, including repurchase agreements, at cost	$194,552,452	—	$1,483,458	$103,561,876
Investments in affiliated issuers, at cost	$18,278,284	$90,946,499	$985,471	$67,990,176
Foreign currency, at cost	$670,955	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$23,360,548	—	$1,513,322	$23,162
Shares outstanding	2,414,517	—	141,997	1,633
Net asset value, offering price and redemption price per share	$9.68	—	$10.66	$14.18

Series II
Net assets	$147,396,301	$89,120,220	$620,794	$155,949,708
Shares outstanding	15,236,307	6,074,429	58,300	10,997,660
Net asset value, offering price and redemption price per share	$9.67	$14.67	$10.65	$14.18

Series III
Net assets	—	—	$89,514	$13,563,779
Shares outstanding	—	—	8,398	955,908
Net asset value, offering price and redemption price per share	—	—	$10.66	$14.19

Series NAV
Net assets	$35,657,173	$22,725	$89,895	—
Shares outstanding	3,684,962	1,548	8,432	—
Net asset value, offering price and redemption price per share	$9.68	$14.68	$10.66	—

1	See Note 9.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Core Global Diversification Trust		Disciplined Diversification Trust	Emerging Markets Value Trust	Equity- Income Trust
Investments in unaffiliated issuers, at value	$117,119,533		$264,671,726	$906,841,938	$1,542,035,031
Investments in affiliated issuers, at value (Note 2)	—		5,779,320	79,144,393	207,915,298
Investments in affiliated funds, at value (Note 2)	78,009,099	[1]	—	—	—
Securities loaned, at value (Note 2)	—		5,543,387	76,389,383	200,383,908
Total investments, at value	195,128,632		275,994,433	1,062,375,714	1,950,334,237
Foreign currency, at value	—		515,099	2,081,588	—
Receivable for investments sold	—		7,935	761,418	576,638
Receivable for fund shares sold	90,344		4,675	30,539	1,484,961
Dividends and interest receivable	—		1,357,562	2,356,888	3,119,392
Receivable for securities lending income	—		4,677	17,277	26,010
Receivable due from adviser	—		—	—	—
Other assets	3		24	71	168
Total assets	195,218,979		277,884,405	1,067,623,495	1,955,541,406

Liabilities
Capital gains tax withholding	—		30,951	231,453	—
Payable for investments purchased	85,369		1,304	299,005	2,306,417
Payable for fund shares repurchased	884		22,357	—	97,564
Payable upon return of securities loaned (Note 2)	—		5,774,883	79,126,456	207,919,090
Payable to affiliates (Note 5)
Accounting and legal services fees	2,351		3,353	12,052	22,174
Trustees’ fees	57		779	2,008	4,237
Other liabilities and accrued expenses	23,768		119,950	400,700	156,701
Total liabilities	112,429		5,953,577	80,071,674	210,506,183

Net assets
Capital paid-in	$202,264,988		$250,441,007	$748,820,653	$1,973,399,100
Undistributed net investment income	70,350		2,121,695	10,469,045	22,622,433
Accumulated undistributed net realized gain (loss) on investments	2,813,131		(1,026,547)	85,388,002	(200,579,237)
Net unrealized appreciation (depreciation) on investments	(10,041,919)		20,394,673	142,874,121	(50,407,073)
Net assets	$195,106,550		$271,930,828	$987,551,821	$1,745,035,223
Investments in unaffiliated issuers, including repurchase agreements, at cost	$123,711,083		$249,785,723	$840,129,095	$1,792,851,051
Investments in affiliated issuers, at cost	$81,459,468		$5,778,740	$79,133,991	$207,897,606
Foreign currency, at cost	—		$518,541	$2,089,339	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$23,084		$80,748	$6,058,496	$308,015,137
Shares outstanding	1,613		7,589	472,804	26,667,936
Net asset value, offering price and redemption price per share	$14.31		$10.64	$12.81	$11.55

Series II
Net assets	$183,571,241		$208,952,292	—	$153,779,925
Shares outstanding	12,829,747		19,639,045	—	13,358,093
Net asset value, offering price and redemption price per share	$14.31		$10.64	—	$11.51

Series III
Net assets	$11,512,225		—	—	—
Shares outstanding	804,021		—	—	—
Net asset value, offering price and redemption price per share	$14.32		—	—	—

Series NAV
Net assets	—		$62,897,788	$981,493,325	$1,283,240,161
Shares outstanding	—		5,910,948	76,636,756	111,382,221
Net asset value, offering price and redemption price per share	—		$10.64	$12.81	$11.52

1	See Note 9.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental Value Trust	Global Trust
Investments in unaffiliated issuers, at value	$142,762,942	—	$1,566,067,325	$568,542,245
Investments in affiliated issuers, at value (Note 2)	17,880,381	—	104,757,875	27,939,070
Investments in affiliated funds, at value (Note 2)	—	$1,260,206,200 [1]	—	—
Securities loaned, at value (Note 2)	17,379,377	—	100,934,016	26,962,442
Total investments, at value	178,022,700	1,260,206,200	1,771,759,216	623,443,757
Cash	570	—	469	69,502
Foreign currency, at value	—	—	621,649	289,795
Receivable for investments sold	227,138	385,007	535,106	35,470
Receivable for fund shares sold	—	13,624	5,499,314	2,839,444
Dividends and interest receivable	369,038	—	3,081,317	1,474,091
Receivable for securities lending income	2,660	—	10,916	76,532
Other assets	7	85	134	49
Total assets	178,622,113	1,260,604,916	1,781,508,121	628,228,640

Liabilities
Payable for investments purchased	—	—	24,511,947	1,550,387
Payable for fund shares repurchased	323,478	387,610	150,911	6
Payable upon return of securities loaned (Note 2)	17,882,298	—	104,764,993	27,911,987
Payable to affiliates (Note 5)
Accounting and legal services fees	1,985	15,664	20,765	7,456
Trustees’ fees	350	3,154	4,362	1,757
Other liabilities and accrued expenses	27,057	91,858	234,162	197,435
Total liabilities	18,235,168	498,286	129,687,140	29,669,028

Net assets
Capital paid-in	$184,937,938	$1,682,328,168	$2,442,472,317	$853,737,387
Undistributed net investment income (loss)	667,774	(1,813,131)	8,656,049	8,435,525
Accumulated undistributed net realized gain (loss) on investments	(11,000,421)	(100,135,368)	(780,551,913)	(110,227,741)
Net unrealized appreciation (depreciation) on investments	(14,218,346)	(320,273,039)	(18,755,472)	(153,385,559)
Net assets	$160,386,945	$1,260,106,630	$1,651,820,981	$598,559,612
Investments in unaffiliated issuers, including repurchase agreements, at cost	$174,362,132	—	$1,685,773,138	$748,889,319
Investments in affiliated issuers, at cost	$17,878,362	$1,580,479,239	$104,747,387	$27,935,612
Foreign currency, at cost	—	—	$620,468	$292,782

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$111,681,173	$39,999,796	$383,867,822	$155,721,377
Shares outstanding	11,283,731	4,548,235	32,293,481	12,971,993
Net asset value, offering price and redemption price per share	$9.90	$8.79	$11.89	$12.00

Series II
Net assets	$27,853,541	$1,214,192,694	$301,017,083	$29,657,318
Shares outstanding	2,827,261	137,960,210	25,395,478	2,480,631
Net asset value, offering price and redemption price per share	$9.85	$8.80	$11.85	$11.96

Series NAV
Net assets	$20,852,231	$5,914,140	$966,936,076	$413,180,917
Shares outstanding	2,109,696	672,597	81,577,488	34,442,624
Net asset value, offering price and redemption price per share	$9.88	$8.79	$11.85	$12.00

1	See Note 9.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Growth Equity Trust	Health Sciences Trust	Heritage Trust (formerly Vista Trust)	International Core Trust
Investments in unaffiliated issuers, at value	$438,065,993	$126,179,674	$94,491,749	$699,329,442
Investments in affiliated issuers, at value (Note 2)	50,591,784	—	30,592,561	31,607,852
Securities loaned, at value (Note 2)	48,953,413	—	29,619,311	29,862,936
Repurchase agreements, at value (Note 2)	12,919,000	—	—	—
Total investments, at value	550,530,190	126,179,674	154,703,621	760,800,230
Cash	494	—	—	—
Foreign currency, at value	—	12,162	—	2,234,715
Cash held at broker for futures contracts	—	—	—	4,962,439
Receivable for investments sold	1,963,455	489,368	886,387	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	3,375,566
Receivable for fund shares sold	—	—	—	171,956
Dividends and interest receivable	377,277	149,777	74,415	2,269,632
Receivable for securities lending income	4,869	—	6,554	101,600
Other assets	31	17	11	63
Total assets	552,876,316	126,830,998	155,670,988	773,916,201

Liabilities
Due to custodian	—	19,116	—	—
Payable for investments purchased	3,983,057	1,016,120	873,142	4,868
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	3,257,469
Payable for fund shares repurchased	—	120,935	—	35,048
Payable upon return of securities loaned (Note 2)	50,585,547	—	30,583,880	31,579,266
Written options, at value (Note 3)	—	4,181,458	—	—
Payable for futures variation margin	—	—	—	29,544
Payable to affiliates (Note 5)
Accounting and legal services fees	6,373	1,525	1,593	9,145
Trustees’ fees	983	547	335	2,126
Other liabilities and accrued expenses	57,824	42,534	24,639	334,251
Total liabilities	54,633,784	5,382,235	31,483,589	35,251,717

Net assets
Capital paid-in	$619,933,936	$132,599,302	$119,742,043	$1,086,433,490
Undistributed net investment income (loss)	1,340,448	(362,641)	(256,539)	10,545,844
Accumulated undistributed net realized gain (loss) on investments	(133,488,320)	(7,071,870)	11,985,103	(206,257,957)
Net unrealized appreciation (depreciation) on investments	10,456,468	(3,716,028)	(7,283,208)	(152,056,893)
Net assets	$498,242,532	$121,448,763	$124,187,399	$738,664,484
Investments in unaffiliated issuers, including repurchase agreements, at cost	$489,484,962	$129,531,254	$131,398,895	$881,141,736
Investments in affiliated issuers, at cost	$50,588,760	—	$30,588,420	$31,602,846
Foreign currency, at cost	—	$12,031	—	$2,219,993
Premiums received on written options	—	$3,814,047	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$46,750,820	—	$51,010,880
Shares outstanding	—	3,657,610	—	6,454,466
Net asset value, offering price and redemption price per share	—	$12.78	—	$7.90

Series II
Net assets	—	$50,832,887	—	$23,844,020
Shares outstanding	—	4,055,857	—	2,997,115
Net asset value, offering price and redemption price per share	—	$12.53	—	$7.96

Series NAV
Net assets	$498,242,532	$23,865,056	$124,187,399	$663,809,584
Shares outstanding	56,156,734	1,861,443	12,760,053	84,200,671
Net asset value, offering price and redemption price per share	$8.87	$12.82	$9.73	$7.88

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	International Opportunities Trust	International Small Company Trust	International Value Trust	Large Cap Trust
Investments in unaffiliated issuers, at value	$551,514,861	$99,218,049	$879,542,401	$142,799,504
Investments in affiliated issuers, at value (Note 2)	—	3,827,685	16,736,214	8,922,425
Securities loaned, at value (Note 2)	—	3,584,878	16,047,764	8,633,856
Repurchase agreements, at value (Note 2)	—	—	—	2,253,000
Total investments, at value	551,514,861	106,630,612	912,326,379	162,608,785
Cash	—	—	87,965	489
Foreign currency, at value	609,969	439,132	1,770,119	—
Receivable for investments sold	4,913,742	103,739	—	946,969
Receivable for fund shares sold	200,227	—	187,193	—
Dividends and interest receivable	1,681,023	206,814	2,725,543	133,135
Receivable for securities lending income	—	8,188	218,578	1,124
Other assets	37	3	68	2
Total assets	558,919,859	107,388,488	917,315,845	163,690,504

Liabilities
Due to custodian	—	112,835	—	—
Payable for investments purchased	8,414,420	87,621	431	1,007,484
Payable for fund shares repurchased	1,974,983	388,568	59,568	75,073
Payable upon return of securities loaned (Note 2)	—	3,829,166	16,707,461	8,921,281
Payable to affiliates (Note 5)
Accounting and legal services fees	6,860	1,286	11,139	1,966
Trustees’ fees	1,670	1,738	2,846	647
Other liabilities and accrued expenses	164,935	79,718	398,040	65,134
Total liabilities	10,562,868	4,500,932	17,179,485	10,071,585

Net assets
Capital paid-in	$899,977,683	$487,761,257	$1,339,000,337	$437,564,380
Undistributed net investment income	4,807,747	544,943	16,074,045	1,289,851
Accumulated undistributed net realized gain (loss) on investments	(333,843,885)	(353,755,730)	(274,410,592)	(278,272,219)
Net unrealized appreciation (depreciation) on investments	(22,584,554)	(31,662,914)	(180,527,430)	(6,963,093)
Net assets	$548,356,991	$102,887,556	$900,136,360	$153,618,919
Investments in unaffiliated issuers, including repurchase agreements, at cost	$574,099,874	$134,462,970	$1,076,153,789	$160,650,511
Investments in affiliated issuers, at cost	—	$3,827,027	$16,734,838	$8,921,367
Foreign currency, at cost	$609,887	$439,828	$1,768,035	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,770,244	$50,995,925	$141,105,510	$135,016,941
Shares outstanding	281,558	6,273,395	14,179,140	13,362,728
Net asset value, offering price and redemption price per share	$9.84	$8.13	$9.95	$10.10

Series II
Net assets	$29,774,089	$27,763,601	$116,567,402	$9,026,010
Shares outstanding	3,018,350	3,419,676	11,745,170	896,342
Net asset value, offering price and redemption price per share	$9.86	$8.12	$9.92	$10.07

Series NAV
Net assets	$515,812,658	$24,128,030	$642,463,448	$9,575,968
Shares outstanding	52,444,686	2,969,018	64,941,410	950,061
Net asset value, offering price and redemption price per share	$9.84	$8.13	$9.89	$10.08

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Large Cap Value Trust	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
Investments in unaffiliated issuers, at value	$316,531,743	$485,800,353	$103,816,356	$546,015,386
Investments in affiliated issuers, at value (Note 2)	23,109,570	215,246,652	20,167,822	150,427,969
Securities loaned, at value (Note 2)	22,152,917	207,799,917	19,458,303	145,504,844
Repurchase agreements, at value (Note 2)	927,000	3,900,000	—	—
Total investments, at value	362,721,230	912,746,922	143,442,481	841,948,199
Cash	711	107,147	52,579	—
Foreign currency, at value	—	78,894	—	66,513
Receivable for investments sold	51,522,861	11,944,974	856,871	2,868,444
Receivable for forward foreign currency exchange contracts (Note 3)	—	132,193	—	—
Receivable for fund shares sold	210	450,446	—	—
Dividends and interest receivable	304,211	186,581	137,265	856,880
Receivable for securities lending income	6,449	64,271	4,817	20,600
Other assets	2	56	10	50
Total assets	414,555,674	925,711,484	144,494,023	845,760,686

Liabilities
Payable for investments purchased	51,717,144	11,315,404	1,123,139	1,392,971
Payable for forward foreign currency exchange contracts (Note 3)	—	360,697	—	—
Payable for fund shares repurchased	96,349	2,049,457	—	607,971
Payable upon return of securities loaned (Note 2)	23,103,085	215,234,345	20,159,241	150,403,613
Payable to affiliates (Note 5)
Accounting and legal services fees	4,389	8,999	1,573	8,847
Trustees’ fees	1,078	1,820	381	1,412
Other liabilities and accrued expenses	38,573	119,975	25,026	87,404
Total liabilities	74,960,618	229,090,697	21,309,360	152,502,218

Net assets
Capital paid-in	$571,548,576	$880,334,611	$117,357,265	$702,015,444
Undistributed net investment income (loss)	2,971,262	(1,528,197)	980,542	2,586,174
Accumulated undistributed net realized gain (loss) on investments	(215,456,556)	(212,442,273)	(12,682,652)	(103,139,308)
Net unrealized appreciation (depreciation) on investments	(19,468,226)	30,256,646	17,529,508	91,796,158
Net assets	$339,595,056	$696,620,787	$123,184,663	$693,258,468
Investments in unaffiliated issuers, including repurchase agreements, at cost	$359,083,010	$667,030,198	$105,747,906	$599,743,646
Investments in affiliated issuers, at cost	$23,106,446	$215,232,169	$20,165,067	$150,407,949
Foreign currency, at cost	—	$78,257	—	$66,623

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$24,919,243	$184,034,867	—	$253,327,602
Shares outstanding	1,790,234	16,692,548	—	27,080,204
Net asset value, offering price and redemption price per share	$13.92	$11.02	—	$9.35

Series II
Net assets	$21,158,877	$114,107,716	—	$93,937,942
Shares outstanding	1,525,421	10,556,080	—	10,045,787
Net asset value, offering price and redemption price per share	$13.87	$10.81	—	$9.35

Series NAV
Net assets	$293,516,936	$398,478,204	$123,184,663	$345,992,924
Shares outstanding	21,080,011	35,989,100	12,923,588	37,077,370
Net asset value, offering price and redemption price per share	$13.92	$11.07	$9.53	$9.33

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Mutual Shares Trust	Natural Resources Trust	Optimized All Cap Trust	Optimized Value Trust
Investments in unaffiliated issuers, at value	$485,367,777	$182,624,653	$1,157,224,752	$249,352,173
Investments in affiliated issuers, at value (Note 2)	55,346,422	31,607,937	—	—
Securities loaned, at value (Note 2)	53,362,550	30,823,706	—	—
Repurchase agreements, at value (Note 2)	4,814,000	8,500,000	40,042,000	3,416,000
Total investments, at value	598,890,749	253,556,296	1,197,266,752	252,768,173
Cash	—	46,002	—	395
Foreign currency, at value	2,813,236	—	88,756	—
Receivable for investments sold	2,487,405	—	5,607,571	—
Receivable for forward foreign currency exchange contracts (Note 3)	7,800,203	—	—	—
Receivable for fund shares sold	3,777,674	453,458	183,204	36,537
Dividends and interest receivable	2,013,863	404,490	3,125,146	373,626
Receivable for securities lending income	17,473	5,978	—	—
Other assets	36	12	65	8
Total assets	617,800,639	254,466,236	1,206,271,494	253,178,739

Liabilities
Due to custodian	202,680	—	93,705	—
Payable for investments purchased	6,026,569	—	41,400,337	—
Payable for forward foreign currency exchange contracts (Note 3)	674,235	—	—	—
Payable for fund shares repurchased	—	1,005	1,181,873	41,479
Payable upon return of securities loaned (Note 2)	55,341,743	31,599,381	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	6,911	2,842	14,818	3,215
Trustees’ fees	1,242	1,069	3,068	901
Other liabilities and accrued expenses	136,928	69,294	141,343	42,643
Total liabilities	62,390,308	31,673,591	42,835,144	88,238

Net assets
Capital paid-in	$678,101,121	$387,620,362	$1,831,964,724	$691,543,919
Undistributed net investment income	3,874,759	894,667	11,091,433	2,725,393
Accumulated undistributed net realized gain (loss) on investments	(89,971,604)	(139,030,340)	(655,392,292)	(428,805,440)
Net unrealized appreciation (depreciation) on investments	(36,593,945)	(26,692,044)	(24,227,515)	(12,373,371)
Net assets	$555,410,331	$222,792,645	$1,163,436,350	$253,090,501
Investments in unaffiliated issuers, including repurchase agreements, at cost	$587,319,187	$248,643,866	$1,221,484,954	$265,140,390
Investments in affiliated issuers, at cost	$55,342,204	$31,603,692	—	—
Foreign currency, at cost	$2,768,184	—	$94,485	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$135,944,032	$14,463,958	$120,944,373	$265,550
Shares outstanding	15,759,964	1,518,567	11,799,857	32,621
Net asset value, offering price and redemption price per share	$8.63	$9.52	$10.25	$8.14

Series II
Net assets	—	$147,109,581	$61,387,749	$12,338,326
Shares outstanding	—	15,632,126	5,999,240	1,507,146
Net asset value, offering price and redemption price per share	—	$9.41	$10.23	$8.19

Series NAV
Net assets	$419,466,299	$61,219,106	$981,104,228	$240,486,625
Shares outstanding	48,606,283	6,530,796	95,368,740	29,545,386
Net asset value, offering price and redemption price per share	$8.63	$9.37	$10.29	$8.14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust	Small Cap Opportunities Trust
Investments in unaffiliated issuers, at value	$239,164,629	$272,645,352	$229,988,490	$128,354,548
Investments in affiliated issuers, at value (Note 2)	100,849,022	49,360,992	104,186,232	25,912,242
Securities loaned, at value (Note 2)	98,097,778	47,725,010	100,627,852	24,935,300
Repurchase agreements, at value (Note 2)	2,074,000	15,441,000	8,100,000	71,000
Total investments, at value	440,185,429	385,172,354	442,902,574	179,273,090
Cash	627	259	29,243	—
Foreign currency, at value	—	2,194,045	—	—
Receivable for investments sold	3,367,452	5,822,624	4,371,796	566,784
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	5,890	—
Receivable for fund shares sold	—	8,734	—	—
Dividends and interest receivable	945,600	59,063	26,440	130,928
Receivable for securities lending income	10,304	28,394	17,727	9,133
Other assets	—	26	11	—
Total assets	444,509,412	393,285,499	447,353,681	179,979,935

Liabilities
Due to custodian	—	—	—	299,780
Payable for investments purchased	1,605,816	4,063,468	3,365,626	59,902
Payable for forward foreign currency exchange contracts (Note 3)	—	—	23,959	—
Payable for fund shares repurchased	226,293	576,536	257,843	127,164
Payable upon return of securities loaned (Note 2)	100,852,626	49,350,263	104,167,805	25,910,051
Payable to affiliates (Note 5)
Accounting and legal services fees	4,377	4,351	4,338	1,989
Trustees’ fees	1,930	562	832	512
Other liabilities and accrued expenses	77,453	52,141	81,024	82,744
Total liabilities	102,768,495	54,047,321	107,901,427	26,482,142

Net assets
Capital paid-in	$1,037,000,385	$683,696,416	$345,517,582	$232,597,802
Undistributed net investment income (loss)	7,993,942	(606,401)	(1,259,992)	(132,850)
Accumulated undistributed net realized gain (loss) on investments	(744,882,311)	(344,090,300)	(12,550,705)	(89,046,222)
Net unrealized appreciation (depreciation) on investments	41,628,901	238,463	7,745,369	10,079,063
Net assets	$341,740,917	$339,238,178	$339,452,254	$153,497,793
Investments in unaffiliated issuers, including repurchase agreements, at cost	$297,703,360	$335,588,198	$330,962,450	$143,283,614
Investments in affiliated issuers, at cost	$100,839,221	$49,354,729	$104,176,686	$25,910,413
Foreign currency, at cost	—	$2,190,828	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$93,877,320	$284,238,350	$55,588,040	$36,115,074
Shares outstanding	9,951,019	22,395,014	6,934,158	2,414,177
Net asset value, offering price and redemption price per share	$9.43	$12.69	$8.02	$14.96

Series II
Net assets	$71,161,911	$46,956,806	$32,277,811	$33,138,443
Shares outstanding	7,537,623	3,747,491	4,078,239	2,227,930
Net asset value, offering price and redemption price per share	$9.44	$12.53	$7.91	$14.87

Series NAV
Net assets	$176,701,686	$8,043,022	$251,586,403	$84,244,276
Shares outstanding	18,829,581	631,712	31,300,030	5,664,357
Net asset value, offering price and redemption price per share	$9.38	$12.73	$8.04	$14.87

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust
Investments in unaffiliated issuers, at value	$369,682,193	$71,927,792	$262,621,919	$172,256,312
Investments in affiliated issuers, at value (Note 2)	84,849,131	24,737,147	99,739,562	36,676,841
Securities loaned, at value (Note 2)	81,340,057	23,919,793	95,762,562	35,441,963
Repurchase agreements, at value (Note 2)	12,900,000	—	—	3,260,000
Total investments, at value	548,771,381	120,584,732	458,124,043	247,635,116
Cash	11,047	—	—	8,473
Cash held at broker for futures contracts	—	—	—	105,000
Receivable for investments sold	223,274	626,960	—	622,434
Receivable for fund shares sold	20,074	—	—	—
Dividends and interest receivable	323,632	41,345	425,626	26,510
Receivable for securities lending income	18,725	5,522	10,014	14,554
Other assets	39	5	29	10
Total assets	549,368,172	121,258,564	458,559,712	248,412,097

Liabilities
Payable for investments purchased	1,490,531	478,675	62,047	907,613
Payable for fund shares repurchased	594,839	14,237	133,174	60,620
Payable upon return of securities loaned (Note 2)	84,834,753	24,732,186	99,731,678	36,678,635
Payable for futures variation margin	—	—	—	8,640
Payable to affiliates (Note 5)
Accounting and legal services fees	5,863	1,227	4,585	2,696
Trustees’ fees	915	383	1,103	986
Other liabilities and accrued expenses	51,601	26,971	57,370	51,776
Total liabilities	86,978,502	25,253,679	99,989,957	37,710,966

Net assets
Capital paid-in	$456,061,586	$157,772,065	$425,663,295	$228,542,980
Undistributed net investment income (loss)	1,796,592	(255,994)	3,024,172	(664,473)
Accumulated undistributed net realized gain (loss) on investments	(37,989,881)	(66,584,067)	(63,225,517)	(21,797,007)
Net unrealized appreciation (depreciation) on investments	42,521,373	5,072,881	(6,892,195)	4,619,631
Net assets	$462,389,670	$96,004,885	$358,569,755	$210,701,131
Investments in unaffiliated issuers, including repurchase agreements, at cost	$421,411,168	$90,775,152	$365,282,107	$206,323,129
Investments in affiliated issuers, at cost	$84,838,840	$24,736,699	$99,734,170	$36,673,287

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$154,864,884	—	$93,264,221	$83,477,334
Shares outstanding	10,332,252	—	6,802,779	6,103,799
Net asset value, offering price and redemption price per share	$14.99	—	$13.71	$13.68

Series II
Net assets	$45,561,566	—	$81,142,739	$21,748,399
Shares outstanding	3,048,969	—	5,973,978	1,592,389
Net asset value, offering price and redemption price per share	$14.94	—	$13.58	$13.66

Series NAV
Net assets	$261,963,220	$96,004,885	$184,162,795	$105,475,398
Shares outstanding	17,504,626	7,847,791	13,462,900	7,709,820
Net asset value, offering price and redemption price per share	$14.97	$12.23	$13.68	$13.68

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	U.S. Multi Sector Trust	Utilities Trust	Value Trust	Value & Restructuring Trust
Investments in unaffiliated issuers, at value	$875,768,166	$115,277,935	$232,819,459	$220,395,787
Investments in affiliated issuers, at value (Note 2)	14,788,541	32,178,291	—	50,991,162
Securities loaned, at value (Note 2)	14,316,958	31,081,355	—	49,084,924
Repurchase agreements, at value (Note 2)	—	2,377,000	—	241,000
Total investments, at value	904,873,665	180,914,581	232,819,459	320,712,873
Cash	—	384	—	10,343
Cash held at broker for futures contracts	1,000,000	—	—	—
Receivable for investments sold	—	101,853	1,405,186	29,117
Receivable for forward foreign currency exchange contracts (Note 3)	—	68,331	—	—
Receivable for fund shares sold	—	2,217	475,444	116,016
Dividends and interest receivable	1,247,079	762,599	326,908	268,314
Receivable for securities lending income	1,900	10,326	—	8,806
Other assets	79	10	19	12
Total assets	907,122,723	181,860,301	235,027,016	321,145,481

Liabilities
Foreign currency overdraft, at value	—	38,578	—	—
Payable for investments purchased	—	232,841	1,173,428	—
Payable for forward foreign currency exchange contracts (Note 3)	—	203,129	—	—
Payable for fund shares repurchased	127,636	95,115	149,012	—
Payable upon return of securities loaned (Note 2)	14,805,190	32,180,814	—	50,982,705
Written options, at value (Note 3)	—	—	—	141,165
Payable for futures variation margin	86,565	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	11,182	1,855	2,962	3,446
Trustees’ fees	1,211	452	524	637
Other liabilities and accrued expenses	84,714	45,153	32,673	37,911
Total liabilities	15,116,498	32,797,937	1,358,599	51,165,864

Net assets
Capital paid-in	$1,138,501,760	$192,544,036	$284,051,395	$432,645,177
Undistributed net investment income	8,747,855	2,924,810	1,728,356	2,359,825
Accumulated undistributed net realized gain (loss) on investments	(242,369,306)	(45,752,306)	(59,881,257)	(155,193,534)
Net unrealized appreciation (depreciation) on investments	(12,874,084)	(654,176)	7,769,923	(9,831,851)
Net assets	$892,006,225	$149,062,364	$233,668,417	$269,979,617
Investments in unaffiliated issuers, including repurchase agreements, at cost	$902,523,094	$149,257,624	$225,049,536	$279,748,955
Investments in affiliated issuers, at cost	$14,787,349	$32,174,759	—	$50,984,824
Premiums received on written options	—	—	—	$330,080

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$98,175,218	$188,007,557	—
Shares outstanding	—	10,156,319	13,765,074	—
Net asset value, offering price and redemption price per share	—	$9.67	$13.66	—

Series II
Net assets	—	$27,907,454	$31,501,282	—
Shares outstanding	—	2,909,273	2,315,097	—
Net asset value, offering price and redemption price per share	—	$9.59	$13.61	—

Series NAV
Net assets	$892,006,225	$22,979,692	$14,159,578	$269,979,617
Shares outstanding	89,298,181	2,379,602	1,037,622	25,192,045
Net asset value, offering price and redemption price per share	$9.99	$9.66	$13.65	$10.72

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Dividends	$3,102,549	$461,721	$3,800,811	$6,792,539
Interest	4,776	51	16,305	—
Securities lending	233,916	7,451	135,082	—
Less foreign taxes withheld	—	(602)	(45,309)	—
Total investment income	3,341,241	468,621	3,906,889	6,792,539

Expenses
Investment management fees (Note 5)	1,401,738	363,777	3,080,551	—
Series I distribution and service fees (Note 5)	21,139	8,792	36	641,620
Series II distribution and service fees (Note 5)	11,404	40,918	—	5,067,080
Series III distribution and service fees (Note 5)	—	—	—	176,421
Accounting and legal services fees (Note 5)	24,928	6,090	43,316	117,992
Professional fees	12,083	11,374	16,088	17,203
Printing and postage fees	8,233	2,715	12,535	42,684
Custodian fees	11,852	8,304	71,733	714
Trustees’ fees (Note 5)	3,349	1,045	6,478	14,780
Registration and filing fees	1,196	1,350	2,923	1,764
Other	4,133	975	6,728	14,758
Total expenses before reductions and amounts recaptured	1,500,055	445,340	3,240,388	6,095,016
Net expense reductions and amounts recaptured (Note 5)	(2,583)	(632)	(4,481)	(12,200)
Total expenses	1,497,472	444,708	3,235,907	6,082,816
Net investment income	1,843,769	23,913	670,982	709,723

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	24,375,271	6,179,087	56,440,002 [1]	(21,145,128)
Investments in affiliated issuers	(7,204)	(2,539)	(22,139)	—
Futures contracts	(37,572)	—	—	—
Foreign currency transactions	—	303	(30,736)	—
	24,330,495	6,176,851	56,387,127	(21,145,128)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(53,380,790)	(10,035,925)	(108,029,487)[2]	(69,073,053)
Investments in affiliated issuers	2,999	2,129	16,717	—
Futures contracts	(226,321)	—	—	—
Translation of assets and liabilities in foreign currencies	—	(25)	(28,242)	—
	(53,604,112)	(10,033,821)	(108,041,012)	(69,073,053)
Net realized and unrealized loss	(29,273,617)	(3,856,970)	(51,653,885)	(90,218,181)

Decrease in net assets from operations	($27,429,848)	($3,833,057)	($50,982,903)	($89,508,458)

1	Net of India foreign taxes of $1,334.
2	Net of $1,317 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	American Blue Chip Income and Growth Trust	American Bond Trust	American Fundamental Holdings Trust	American Global Diversification Trust
Dividends	$702,452	$5,468,009	$5,139,006	$5,686,391
Total investment income	702,452	5,468,009	5,139,006	5,686,391

Expenses
Investment management fees (Note 5)	—	—	239,829	177,977
Series I distribution and service fees (Note 5)	89,228	30,403	1,727	4,999
Series II distribution and service fees (Note 5)	301,530	2,888,725	4,020,001	3,137,628
Series III distribution and service fees (Note 5)	142,175	188,688	71,568	108
Accounting and legal services fees (Note 5)	15,644	64,234	78,044	57,853
Professional fees	8,075	12,349	12,961	11,587
Printing and postage fees	5,303	24,701	29,339	22,552
Custodian fees	5,951	5,951	5,951	5,951
Trustees’ fees (Note 5)	2,126	8,093	9,870	7,409
Registration and filing fees	1,399	761	585	621
Other	2,634	8,569	10,838	8,866
Total expenses before reductions and amounts recaptured	574,065	3,232,474	4,480,713	3,435,551
Net expense reductions and amounts recaptured (Note 5)	(1,605)	(6,634)	(160,717)	(119,832)
Total expenses	572,460	3,225,840	4,319,996	3,315,719
Net investment income	129,992	2,242,169	819,010	2,370,672

Realized and unrealized gain (loss)
Net realized loss on
Investments in unaffiliated issuers	(1,355,695)	(10,595,850)	(11,186,592)	(9,484,678)
	(1,355,695)	(10,595,850)	(11,186,592)	(9,484,678)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(15,616,369)	48,932,572	(29,903,549)	(27,725,693)
	(15,616,369)	48,932,572	(29,903,549)	(27,725,693)
Net realized and unrealized gain (loss)	(16,972,064)	38,336,722	(41,090,141)	(37,210,371)

Increase (decrease) in net assets from operations	($16,842,072)	$40,578,891	($40,271,131)	($34,839,699)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust	American Growth-Income Trust
Dividends	$814,838	$1,319,267	$2,755,442	$3,664,418
Total investment income	814,838	1,319,267	2,755,442	3,664,418

Expenses
Series I distribution and service fees (Note 5)	—	—	274,636	732,179
Series II distribution and service fees (Note 5)	704,351	265,172	4,169,167	3,398,450
Series III distribution and service fees (Note 5)	3,107	38,709	83,500	87,627
Accounting and legal services fees (Note 5)	13,132	7,025	87,749	84,319
Professional fees	8,224	7,612	14,719	15,179
Printing and postage fees	5,796	2,913	36,667	33,708
Custodian fees	5,951	5,951	5,951	3,227
Trustees’ fees (Note 5)	1,935	1,156	10,921	10,578
Registration and filing fees	1,282	1,531	556	806
Other	3,141	2,558	11,848	11,921
Total expenses before reductions and amounts recaptured	746,919	332,627	4,695,714	4,377,994
Net expense reductions and amounts recaptured (Note 5)	(7,208)	(7,725)	(9,095)	(8,738)
Total expenses	739,711	324,902	4,686,619	4,369,256
Net investment income (loss)	75,127	994,365	(1,931,177)	(704,838)

Realized and unrealized gain (loss)
Net realized loss on
Investments in unaffiliated issuers	(3,226,249)	(7,616,399)	(8,558,301)	(14,105,878)
	(3,226,249)	(7,616,399)	(8,558,301)	(14,105,878)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(17,589,996)	2,032,980	(57,759,834)	(94,478,121)
	(17,589,996)	2,032,980	(57,759,834)	(94,478,121)
Net realized and unrealized loss	(20,816,245)	(5,583,419)	(66,318,135)	(108,583,999)

Decrease in net assets from operations	($20,741,118)	($4,589,054)	($68,249,312)	($109,288,837)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	American High-Income Bond Trust	American International Trust	American New World Trust	Balanced Trust
Dividends	$1,149,963	$6,139,556	$405,965	$328,732
Interest	—	—	—	253,766
Securities lending	—	—	—	2,940
Less foreign taxes withheld	—	—	—	(14,792)
Total investment income	1,149,963	6,139,556	405,965	570,646

Expenses
Investment management fees (Note 5)	—	—	—	194,928
Series I distribution and service fees (Note 5)	—	300,165	7,025	67
Series II distribution and service fees (Note 5)	208,799	2,624,526	277,701	—
Series III distribution and service fees (Note 5)	33,504	18,592	2,178	—
Accounting and legal services fees (Note 5)	5,756	56,081	5,416	3,191
Professional fees	7,441	12,172	7,475	17,180
Printing and postage fees	2,200	24,142	2,341	835
Custodian fees	5,951	5,951	5,951	8,308
Trustees’ fees (Note 5)	979	7,290	944	527
Registration and filing fees	1,399	489	1,429	1,754
Other	2,402	8,301	2,414	2,184
Total expenses before reductions and amounts recaptured	268,431	3,057,709	312,874	228,974
Net expense reductions and amounts recaptured (Note 5)	(7,981)	(5,838)	(8,190)	4,151
Total expenses	260,450	3,051,871	304,684	233,125
Net investment income	889,513	3,087,685	101,281	337,521

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(2,233,753)	(5,678,899)	(3,481,440)	257,935
Investments in affiliated issuers	—	—	—	(244)
Futures contracts	—	—	—	(52,553)
Foreign currency transactions	—	—	—	(1,662)
	(2,233,753)	(5,678,899)	(3,481,440)	203,476
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	4,008,017	(114,468,961)	(1,170,537)	(3,248,003)
Investments in affiliated issuers	—	—	—	79
Futures contracts	—	—	—	(80,430)
Translation of assets and liabilities in foreign currencies	—	—	—	453
	4,008,017	(114,468,961)	(1,170,537)	(3,327,901)
Net realized and unrealized gain (loss)	1,774,264	(120,147,860)	(4,651,977)	(3,124,425)

Increase (decrease) in net assets from operations	$2,663,777	($117,060,175)	($4,550,696)	($2,786,904)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Allocation Trust
Dividends	$6,141,779	$4,968,832	$2,255,548	—
Interest	7,599	436	1,646,855	—
Securities lending	54,414	62,308	8,048	—
Less foreign taxes withheld	(31,900)	(83,725)	(3,491)	—
Total investment income	6,171,892	4,947,851	3,906,960	—

Expenses
Investment management fees (Note 5)	6,286,531	3,570,209	1,546,228	$11,734
Series I distribution and service fees (Note 5)	80,335	39,176	192	1,265
Series II distribution and service fees (Note 5)	158,890	91,127	413,378	52,335
Accounting and legal services fees (Note 5)	108,829	69,826	23,131	3,302
Professional fees	21,330	16,900	15,166	15,992
Printing and postage fees	37,414	21,656	7,951	827
Custodian fees	33,964	28,973	25,587	5,951
Trustees’ fees (Note 5)	13,509	8,636	3,063	486
Registration and filing fees	869	5,474	5,327	2,391
Other	14,449	8,601	4,773	2,154
Total expenses before reductions and amounts recaptured	6,756,120	3,860,578	2,044,796	96,437
Net expense reductions and amounts recaptured (Note 5)	(252,282)	(7,220)	(72,025)	(21,872)
Total expenses	6,503,838	3,853,358	1,972,771	74,565
Net investment income (loss)	(331,946)	1,094,493	1,934,189	(74,565)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	30,211,924	25,108,644	22,584,720	—
Investments in affiliated issuers	(9,769)	(24,451)	(1,469)	326,613
Written options	—	—	129,931	—
Foreign currency transactions	(9,424)	25,168	2,980	—
	30,192,731	25,109,361	22,716,162	326,613
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(161,838,005)	(144,215,736)	(30,901,433)	—
Investments in affiliated issuers	20,162	27,217	950	(3,228,437)
Written options	—	—	802,504	—
Translation of assets and liabilities in foreign currencies	(55)	—	628	—
	(161,817,898)	(144,188,519)	(30,097,351)	(3,228,437)
Net realized and unrealized loss	(131,625,167)	(119,079,158)	(7,381,189)	(2,901,824)

Decrease in net assets from operations	($131,957,113)	($117,984,665)	($5,447,000)	($2,976,389)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Core Allocation Plus Trust	Core Disciplined Diversification Trust	Core Diversified Growth & Income Trust	Core Fundamental Holdings Trust [1]
Dividends	$1,202,968	—	$5,050	$384,629
Interest	1,309,229	—	—	—
Securities lending	32,742	—	—	—
Less foreign taxes withheld	(38,643)	—	—	—
Total investment income	2,506,296	—	5,050	384,629

Expenses
Investment management fees (Note 5)	967,655	$19,729	465	36,587
Series I distribution and service fees (Note 5)	6,126	—	3,417	14
Series II distribution and service fees (Note 5)	195,437	98,636	2,220	369,185
Series III distribution and service fees (Note 5)	—	—	101	9,068
Accounting and legal services fees (Note 5)	14,647	5,561	158	10,304
Professional fees	16,249	16,015	13,305	17,100
Printing and postage fees	4,677	1,164	383	1,848
Custodian fees	31,522	5,951	5,951	5,951
Trustees’ fees (Note 5)	2,023	795	312	1,355
Registration and filing fees	4,825	2,399	2,206	2,451
Other	3,324	2,236	2,579	2,933
Total expenses before reductions and amounts recaptured	1,246,485	152,486	31,097	456,796
Net expense reductions and amounts recaptured (Note 5)	(1,514)	(18,834)	(25,880)	(28,085)
Total expenses	1,244,971	133,652	5,217	428,711
Net investment income (loss)	1,261,325	(133,652)	(167)	(44,082)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	7,098,088	—	8,523	25,648
Investments in affiliated issuers	(1,652)	400,304	—	57,548
Capital gain distributions received from underlying funds	—	—	1,973	185,635
Futures contracts	(1,422,776)	—	—	—
Written options	79,251	—	—	—
Swap contracts	(443)	—	—	—
Foreign currency transactions	(566,611)	—	—	—
	5,185,857	400,304	10,496	268,831
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(15,653,113)[2]	—	(84,897)	(4,208,471)
Investments in affiliated issuers	1,726	(4,880,788)	(48,916)	(2,493,440)
Futures contracts	(1,076,499)	—	—	—
Written options	30,152	—	—	—
Swap contracts	487	—	—	—
Translation of assets and liabilities in foreign currencies	41,851	—	—	—
	(16,655,396)	(4,880,788)	(133,813)	(6,701,911)
Net realized and unrealized loss	(11,469,539)	(4,480,484)	(123,317)	(6,433,080)

Decrease in net assets from operations	($10,208,214)	($4,614,136)	($123,484)	($6,477,162)

1	The inception date for Series I shares is 4-30-10.
2	Net of $44,215 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Core Global Diversification Trust [1]	Disciplined Diversification Trust	Emerging Markets Value Trust	Equity- Income Trust
Dividends	$595,975	$2,306,721	$11,727,231	$23,208,237
Interest	—	1,343,621	4,812	153,458
Securities lending	—	18,207	78,948	148,793
Less foreign taxes withheld	—	(124,690)	(1,075,279)	(198,505)
Total investment income	595,975	3,543,859	10,735,712	23,311,983

Expenses
Investment management fees (Note 5)	43,961	1,021,278	4,892,544	7,673,651
Series I distribution and service fees (Note 5)	14	24	1,757	86,375
Series II distribution and service fees (Note 5)	458,591	276,205	—	213,445
Series III distribution and service fees (Note 5)	6,807	—	—	—
Accounting and legal services fees (Note 5)	12,463	19,264	71,279	132,532
Professional fees	17,216	21,211	24,938	22,652
Printing and postage fees	2,120	6,531	19,657	42,082
Custodian fees	5,951	132,527	500,786	75,778
Trustees’ fees (Note 5)	1,644	2,547	8,871	16,290
Registration and filing fees	2,565	2,840	3,908	7,492
Other	2,977	3,091	13,026	16,824
Total expenses before reductions and amounts recaptured	554,309	1,485,518	5,536,766	8,287,121
Net expense reductions and amounts recaptured (Note 5)	(28,684)	(153,986)	(7,371)	(308,752)
Total expenses	525,625	1,331,532	5,529,395	7,978,369
Net investment income	70,350	2,212,327	5,206,317	15,333,614

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	433,387	722,967 [2]	59,342,706 [4]	24,769,852
Investments in affiliated issuers	—	(569)	(16,518)	(49,505)
Capital gain distributions received from underlying funds	187,363	—	—	—
Foreign currency transactions	—	(8,931)	193,451	18,788
	620,750	713,467	59,519,639	24,739,135
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(7,898,375)	(13,473,431)[3]	(119,439,920)[5]	(144,328,061)
Investments in affiliated issuers	(5,149,881)	545	14,723	25,497
Translation of assets and liabilities in foreign currencies	—	(4,864)	(15,956)	12,492
	(13,048,256)	(13,477,750)	(119,441,153)	(144,290,072)
Net realized and unrealized loss	(12,427,506)	(12,764,283)	(59,921,514)	(119,550,937)

Decrease in net assets from operations	($12,357,156)	($10,551,956)	($54,715,197)	($104,217,323)

1	The inception date for Series I shares is 4-30-10.
2	Net of India foreign taxes of $3.
3	Net of $8,202 decrease in deferred India foreign withholding taxes.
4	Net of India foreign taxes of $3,219.
5	Net of $5,634,370 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental Value Trust	Global Trust
Dividends	$1,288,393	—	$13,858,911	$11,279,686
Interest	2,129	—	1,319,584	3,741
Securities lending	16,424	—	70,443	398,202
Less foreign taxes withheld	(30,388)	—	(235,987)	(907,284)
Total investment income	1,276,558	—	15,012,951	10,774,345

Expenses
Investment management fees (Note 5)	516,394	$297,787	6,807,767	2,703,978
Series I distribution and service fees (Note 5)	17,661	10,654	107,849	42,967
Series II distribution and service fees (Note 5)	39,206	1,645,846	413,018	41,965
Accounting and legal services fees (Note 5)	8,673	94,290	123,920	45,637
Professional fees	12,138	18,641	24,072	16,249
Printing and postage fees	2,876	35,160	41,850	15,256
Custodian fees	8,981	5,961	199,428	229,003
Trustees’ fees (Note 5)	1,380	11,980	15,249	5,916
Registration and filing fees	1,348	666	3,948	740
Other	1,027	12,695	22,514	6,679
Total expenses before reductions and amounts recaptured	609,684	2,133,680	7,759,615	3,108,390
Net expense reductions and amounts recaptured (Note 5)	(900)	(208,325)	(12,858)	(64,017)
Total expenses	608,784	1,925,355	7,746,757	3,044,373
Net investment income (loss)	667,774	(1,925,355)	7,266,194	7,729,972

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	1,107,779	—	11,107,981	(6,727,205)
Investments in affiliated issuers	(4,818)	(25,912,957)	(24,157)	(3,755)
Foreign currency transactions	(37,158)	—	(26,327)	(254,074)
	1,065,803	(25,912,957)	11,057,497	(6,985,034)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(19,841,182)	—	(142,357,987)	(81,446,078)
Investments in affiliated issuers	2,624	(50,638,951)	14,439	3,935
Translation of assets and liabilities in foreign currencies	(685)	—	(2,397)	7,297
	(19,839,243)	(50,638,951)	(142,345,945)	(81,434,846)
Net realized and unrealized loss	(18,773,440)	(76,551,908)	(131,288,448)	(88,419,880)

Decrease in net assets from operations	($18,105,666)	($78,477,263)	($124,022,254)	($80,689,908)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Growth Equity Trust	Health Sciences Trust	Heritage Trust (formerly Vista Trust)	International Core Trust
Dividends	$3,000,540	$488,523	$361,851	$14,929,548
Interest	271	2,837	538	9,424
Securities lending	15,506	—	20,495	644,654
Less foreign taxes withheld	—	(31,246)	(8,123)	(1,469,527)
Total investment income	3,016,317	460,114	374,761	14,114,099

Expenses
Investment management fees (Note 5)	2,052,190	717,677	586,044	3,446,090
Series I distribution and service fees (Note 5)	—	13,535	—	14,771
Series II distribution and service fees (Note 5)	—	70,357	—	33,566
Accounting and legal services fees (Note 5)	37,934	9,524	9,412	53,503
Professional fees	15,510	13,744	17,235	15,478
Printing and postage fees	10,999	4,496	3,022	17,530
Custodian fees	36,520	16,671	12,253	412,368
Trustees’ fees (Note 5)	4,874	1,457	1,458	6,794
Registration and filing fees	2,805	1,313	1,652	839
Other	5,224	2,219	1,253	7,240
Total expenses before reductions and amounts recaptured	2,166,056	850,993	632,329	4,008,179
Net expense reductions and amounts recaptured (Note 5)	(3,922)	(36,979)	(971)	(5,562)
Total expenses	2,162,134	814,014	631,358	4,002,617
Net investment income (loss)	854,183	(353,900)	(256,597)	10,111,482

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	25,927,389	2,637,727	22,842,366	(7,646,121)
Investments in affiliated issuers	(258)	—	(6,987)	(15,050)
Futures contracts	—	—	—	(234,354)
Written options	—	1,687,726	—	—
Foreign currency transactions	—	(6,209)	23,175	(5,320,865)
	25,927,131	4,319,244	22,858,554	(13,216,390)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(81,531,406)	(8,629,556)	(30,481,288)	(99,623,676)
Investments in affiliated issuers	4,212	—	5,284	5,636
Futures contracts	—	—	—	(668,740)
Written options	—	(1,347,181)	—	—
Translation of assets and liabilities in foreign currencies	—	(1,084)	(373)	409,346
	(81,527,194)	(9,977,821)	(30,476,377)	(99,877,434)
Net realized and unrealized loss	(55,600,063)	(5,658,577)	(7,617,823)	(113,093,824)

Decrease in net assets from operations	($54,745,880)	($6,012,477)	($7,874,420)	($102,982,342)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	International Opportunities Trust	International Small Company Trust	International Value Trust	Large Cap Trust
Dividends	$8,678,459	$1,760,722	$19,698,809	$1,486,242
Interest	1,043	852	17,979	76
Securities lending	—	86,372	1,010,195	4,226
Less foreign taxes withheld	(896,899)	(132,489)	(2,175,904)	—
Total investment income	7,782,603	1,715,457	18,551,079	1,490,544

Expenses
Investment management fees (Note 5)	2,522,301	738,540	3,547,008	660,076
Series I distribution and service fees (Note 5)	1,065	14,807	40,239	38,382
Series II distribution and service fees (Note 5)	45,285	40,434	162,088	12,684
Accounting and legal services fees (Note 5)	39,801	8,119	59,772	12,045
Professional fees	15,838	16,340	15,662	12,017
Printing and postage fees	12,998	2,576	20,176	5,669
Custodian fees	187,233	82,466	413,712	7,979
Trustees’ fees (Note 5)	5,053	1,488	7,415	1,819
Registration and filing fees	853	391	807	1,528
Other	5,547	2,861	9,264	1,791
Total expenses before reductions and amounts recaptured	2,835,974	908,022	4,276,143	753,990
Net expense reductions and amounts recaptured (Note 5)	(4,131)	(1,069)	(74,598)	(1,248)
Total expenses	2,831,843	906,953	4,201,545	752,742
Net investment income	4,950,760	808,504	14,349,534	737,802

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	16,580,842	(8,466,632)	9,507,609	7,601,648
Investments in affiliated issuers	—	(2,179)	(7,443)	(2,779)
Foreign currency transactions	(765,183)	111,956	(368,531)	—
	15,815,659	(8,356,855)	9,131,635	7,598,869
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(94,265,587)	(219,409)	(151,695,361)	(21,357,632)
Investments in affiliated issuers	—	1,038	2,375	1,234
Translation of assets and liabilities in foreign currencies	(13,870)	1,381	45,963	—
	(94,279,457)	(216,990)	(151,647,023)	(21,356,398)
Net realized and unrealized loss	(78,463,798)	(8,573,845)	(142,515,388)	(13,757,529)

Decrease in net assets from operations	($73,513,038)	($7,765,341)	($128,165,854)	($13,019,727)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Large Cap Value Trust	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
Dividends	$3,771,788	$2,514,210	$1,176,544	$5,334,014
Interest	41	8,021	14,061	208,835
Securities lending	13,847	315,531	22,692	70,144
Less foreign taxes withheld	—	(33,081)	(8,466)	(21,732)
Total investment income	3,785,676	2,804,681	1,204,831	5,591,261

Expenses
Investment management fees (Note 5)	1,529,235	3,214,843	589,371	3,596,168
Series I distribution and service fees (Note 5)	7,515	50,910	—	67,904
Series II distribution and service fees (Note 5)	29,977	158,483	—	130,354
Accounting and legal services fees (Note 5)	26,060	53,437	9,399	52,294
Professional fees	13,031	12,596	11,614	16,417
Printing and postage fees	8,388	18,101	3,038	14,260
Custodian fees	12,344	65,338	11,500	50,210
Trustees’ fees (Note 5)	3,445	6,661	1,441	6,537
Registration and filing fees	2,908	928	1,654	2,764
Other	3,443	6,970	1,816	27,654
Total expenses before reductions and amounts recaptured	1,636,346	3,588,267	629,833	3,964,562
Net expense reductions and amounts recaptured (Note 5)	(2,696)	(5,516)	(972)	(172,275)
Total expenses	1,633,650	3,582,751	628,861	3,792,287
Net investment income (loss)	2,152,026	(778,070)	575,970	1,798,974

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	11,113,962	72,320,370	6,748,935	59,591,100
Investments in affiliated issuers	(1,823)	(35,388)	(4,621)	(25,169)
Foreign currency transactions	—	79,570	(308)	8,070
	11,112,139	72,364,552	6,744,006	59,574,001
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(46,651,248)	(99,168,075)	(14,806,652)	(93,995,889)
Investments in affiliated issuers	2,520	20,370	3,724	22,687
Translation of assets and liabilities in foreign currencies	—	(220,691)	—	(772)
	(46,648,728)	(99,368,396)	(14,802,928)	(93,973,974)
Net realized and unrealized loss	(35,536,589)	(27,003,844)	(8,058,922)	(34,399,973)

Decrease in net assets from operations	($33,384,563)	($27,781,914)	($7,482,952)	($32,600,999)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Mutual Shares Trust	Natural Resources Trust	Optimized All Cap Trust	Optimized Value Trust
Dividends	$7,699,882	$2,263,115	$12,520,956	$2,961,433
Interest	1,371,173	4,221	505	167
Securities lending	195,888	58,348	—	—
Less foreign taxes withheld	(531,007)	(166,027)	(316,052)	(47,249)
Total investment income	8,735,936	2,159,657	12,205,409	2,914,351

Expenses
Investment management fees (Note 5)	2,829,079	1,294,169	4,357,693	953,094
Series I distribution and service fees (Note 5)	33,063	4,129	33,733	111
Series II distribution and service fees (Note 5)	—	216,446	85,431	17,260
Accounting and legal services fees (Note 5)	40,796	17,821	89,207	19,081
Professional fees	15,984	11,649	12,582	11,694
Printing and postage fees	11,703	7,795	33,270	5,750
Custodian fees	132,731	5,255	74,019	10,494
Trustees’ fees (Note 5)	5,317	2,565	11,206	2,659
Registration and filing fees	3,070	1,433	304	1,502
Other	16,244	2,966	2,330	2,911
Total expenses before reductions and amounts recaptured	3,087,987	1,564,228	4,699,775	1,024,556
Net expense reductions and amounts recaptured (Note 5)	(4,216)	(1,852)	(9,253)	(1,976)
Total expenses	3,083,771	1,562,376	4,690,522	1,022,580
Net investment income	5,652,165	597,281	7,514,887	1,891,771

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	2,553,533	394,291	65,234,662	12,720,783
Investments in affiliated issuers	(9,563)	(7,582)	—	—
Foreign currency transactions	10,039,418	(84,542)	11,715	—
	12,583,388	302,167	65,246,377	12,720,783
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(49,207,649)	(40,231,577)	(145,395,885)	(36,071,202)
Investments in affiliated issuers	4,733	5,124	—	—
Translation of assets and liabilities in foreign currencies	3,698,827	(1,089)	(10,386)	(1,154)
	(45,504,089)	(40,227,542)	(145,406,271)	(36,072,356)
Net realized and unrealized loss	(32,920,701)	(39,925,375)	(80,159,894)	(23,351,573)

Decrease in net assets from operations	($27,268,536)	($39,328,094)	($72,645,007)	($21,459,802)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust	Small Cap Opportunities Trust
Dividends	$6,475,932	$1,283,922	$771,590	$743,212
Interest	109	7,709	7,067	2,335
Securities lending	38,881	291,762	69,763	50,102
Less foreign taxes withheld	—	(13,574)	(2,397)	(1,460)
Total investment income	6,514,922	1,569,819	846,023	794,189

Expenses
Investment management fees (Note 5)	1,235,421	1,985,876	1,968,697	815,643
Series I distribution and service fees (Note 5)	24,217	78,991	14,532	9,925
Series II distribution and service fees (Note 5)	91,449	67,521	44,419	44,083
Accounting and legal services fees (Note 5)	23,814	26,230	25,834	11,325
Professional fees	12,657	13,253	12,099	12,876
Printing and postage fees	6,250	8,807	5,076	19,670
Custodian fees	12,060	38,922	27,695	14,233
Trustees’ fees (Note 5)	2,264	3,552	3,425	1,644
Registration and filing fees	499	2,459	3,147	617
Other	2,853	3,832	3,758	6,033
Total expenses before reductions and amounts recaptured	1,411,484	2,229,443	2,108,682	936,049
Net expense reductions and amounts recaptured (Note 5)	(2,535)	(53,223)	(2,667)	(67,321)
Total expenses	1,408,949	2,176,220	2,106,015	868,728
Net investment income (loss)	5,105,973	(606,401)	(1,259,992)	(74,539)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	32,072,460	30,567,288	50,049,788	5,142,420
Investments in affiliated issuers	(21,038)	(9,875)	(18,584)	(5,320)
Foreign currency transactions	(66)	1,113	(18,771)	—
	32,051,356	30,558,526	50,012,433	5,137,100
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(19,398,282)	(54,151,179)[1]	(59,920,699)	(8,136,198)
Investments in affiliated issuers	10,692	8,808	14,950	2,756
Translation of assets and liabilities in foreign currencies	(2,204)	9,598	(18,069)	—
	(19,389,794)	(54,132,773)	(59,923,818)	(8,133,442)
Net realized and unrealized gain (loss)	12,661,562	(23,574,247)	(9,911,385)	(2,996,342)

Increase (decrease) in net assets from operations	$17,767,535	($24,180,648)	($11,171,377)	($3,070,881)

1	Net of $3,048 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust
Dividends	$3,533,219	$304,000	$3,296,507	$453,809
Interest	10,211	1,435	9,570	1,302
Securities lending	193,935	22,659	62,185	110,367
Less foreign taxes withheld	—	(1,414)	(1,920)	(212)
Total investment income	3,737,365	326,680	3,366,342	565,266

Expenses
Investment management fees (Note 5)	2,611,011	546,901	2,073,686	1,226,770
Series I distribution and service fees (Note 5)	38,842	—	26,632	23,634
Series II distribution and service fees (Note 5)	58,732	—	113,247	30,651
Accounting and legal services fees (Note 5)	34,236	7,250	27,948	14,008
Professional fees	13,251	13,040	13,388	13,079
Printing and postage fees	9,942	2,604	9,974	2,923
Custodian fees	32,790	9,508	29,224	21,604
Trustees’ fees (Note 5)	4,429	1,191	3,719	1,771
Registration and filing fees	2,876	1,262	623	371
Other	4,746	1,665	4,153	21,277
Total expenses before reductions and amounts recaptured	2,810,855	583,421	2,302,594	1,356,088
Net expense reductions and amounts recaptured (Note 5)	(3,544)	(747)	(105,442)	(126,349)
Total expenses	2,807,311	582,674	2,197,152	1,229,739
Net investment income (loss)	930,054	(255,994)	1,169,190	(664,473)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	8,564,955	1,940,944	10,398,844	17,326,691
Investments in affiliated issuers	(16,347)	(3,767)	(14,665)	(9,298)
Futures contracts	—	—	—	115,561
Foreign currency transactions	—	—	(54)	(628)
	8,548,608	1,937,177	10,384,125	17,432,326
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(10,862,193)	(3,302,002)	(24,244,049)	(25,690,528)
Investments in affiliated issuers	12,484	1,069	8,156	5,102
Futures contracts	—	—	—	(39,656)
Translation of assets and liabilities in foreign currencies	—	—	39	231
	(10,849,709)	(3,300,933)	(24,235,854)	(25,724,851)
Net realized and unrealized loss	(2,301,101)	(1,363,756)	(13,851,729)	(8,292,525)

Decrease in net assets from operations	($1,371,047)	($1,619,750)	($12,682,539)	($8,956,998)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	U.S. Multi Sector Trust	Utilities Trust	Value Trust	Value & Restructuring Trust
Dividends	$9,914,864	$3,968,791	$2,151,942	$2,628,301
Interest	11,953	51,057	4,454	45,266
Securities lending	12,058	52,857	4,102	43,330
Less foreign taxes withheld	—	(254,827)	—	(15,158)
Total investment income	9,938,875	3,817,878	2,160,498	2,701,739

Expenses
Investment management fees (Note 5)	3,625,812	652,392	917,029	1,205,681
Series I distribution and service fees (Note 5)	—	27,020	49,875	—
Series II distribution and service fees (Note 5)	—	38,865	42,387	—
Accounting and legal services fees (Note 5)	66,152	10,992	17,194	20,458
Professional fees	14,651	11,904	11,895	14,157
Printing and postage fees	19,516	4,597	6,250	6,804
Custodian fees	58,362	32,510	10,973	13,856
Trustees’ fees (Note 5)	8,595	1,699	2,421	2,870
Registration and filing fees	4,413	1,338	2,300	1,083
Other	8,278	2,278	2,570	2,977
Total expenses before reductions and amounts recaptured	3,805,779	783,595	1,062,894	1,267,886
Net expense reductions and amounts recaptured (Note 5)	(6,822)	(1,131)	(1,782)	(2,124)
Total expenses	3,798,957	782,464	1,061,112	1,265,762
Net investment income	6,139,918	3,035,414	1,099,386	1,435,977

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	4,492,948	(4,688,635)	8,706,822	(4,178,705)
Investments in affiliated issuers	(4,762)	(5,553)	(530)	(4,582)
Futures contracts	9,299	—	—	—
Written options	—	—	—	61,707
Foreign currency transactions	—	1,795,869	—	3,058
	4,497,485	(2,898,319)	8,706,292	(4,118,522)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(113,984,975)	(11,873,161)	(11,131,802)	(28,873,760)
Investments in affiliated issuers	2,075	4,787	826	8,254
Futures contracts	(697,295)	—	—	—
Written options	—	—	—	188,915
Translation of assets and liabilities in foreign currencies	—	(231,355)	—	(612)
	(114,680,195)	(12,099,729)	(11,130,976)	(28,677,203)
Net realized and unrealized loss	(110,182,710)	(14,998,048)	(2,424,684)	(32,795,725)

Decrease in net assets from operations	($104,042,792)	($11,962,634)	($1,325,298)	($31,359,748)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	All Cap Core Trust		All Cap Value Trust		Alpha Opportunities Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09 [1]
From operations
Net investment income	$1,843,769	$4,729,869	$23,913	$334,696	$670,982	$2,028,199
Net realized gain (loss)	24,330,495	(52,537,437)	6,176,851	(7,419,751)	56,387,127	104,096,928
Change in net unrealized appreciation (depreciation)	(53,604,112)	115,420,412	(10,033,821)	26,036,139	(108,041,012)	90,596,175
Increase (decrease) in net assets resulting from operations	(27,429,848)	67,612,844	(3,833,057)	18,951,084	(50,982,903)	196,721,302
Distributions to shareholders
From net investment income
Series I	—	(1,271,704)	—	(174,364)	—	(214)
Series II	—	(116,392)	—	(93,562)	—	—
Series NAV	—	(3,794,629)	—	(103,763)	—	(1,900,220)
Total distributions	—	(5,182,725)	—	(371,689)	—	(1,900,434)
From Portfolio share transactions (Note 6)	(9,159,381)	(90,783,704)	(9,377,978)	(6,643,219)	(2,493,940)	149,737,085
Total increase (decrease)	(36,589,229)	(28,353,585)	(13,211,035)	11,936,176	(53,476,843)	344,557,953

Net assets
Beginning of period	361,753,980	390,107,565	89,808,952	77,872,776	624,504,953	279,947,000
End of period	$325,164,751	$361,753,980	$76,597,917	$89,808,952	$571,028,110	$624,504,953

Undistributed net investment income	$2,802,722	$958,953	$110,884	$86,971	$1,738,568	$1,067,586

	American Asset Allocation Trust		American Blue Chip Income and Growth Trust		American Bond Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$709,723	$29,950,412	$129,992	$3,316,870	$2,242,169	$22,316,889
Net realized loss	(21,145,128)	(27,117,111)	(1,355,695)	(8,597,800)	(10,595,850)	(11,492,822)
Change in net unrealized appreciation (depreciation)	(69,073,053)	331,974,853	(15,616,369)	50,255,016	48,932,572	77,235,246
Increase (decrease) in net assets resulting from operations	(89,508,458)	334,808,154	(16,842,072)	44,974,086	40,578,891	88,059,313
Distributions to shareholders
From net investment income
Series I	—	(3,956,922)	—	(401,111)	—	(249,316)
Series II	—	(22,902,628)	—	(1,050,731)	—	(18,239,086)
Series III	—	(3,071,490)	—	(1,867,036)	—	(3,826,719)
From net realized gain
Series I	—	(68,893)	—	(1,170,948)	—	—
Series II	—	(27,108,036)	—	(5,308,632)	—	—
Series III	—	(2,031,254)	—	(3,298,963)	—	—
Total distributions	—	(59,139,223)	—	(13,097,421)	—	(22,315,121)
From Portfolio share transactions (Note 6)	(63,738,771)	593,627,536	16,276,799	76,154,026	(88,530,485)	168,241,581
Total increase (decrease)	(153,247,229)	869,296,467	(565,273)	108,030,691	(47,951,594)	233,985,773

Net assets
Beginning of period	1,737,788,259	868,491,792	217,136,798	109,106,107	926,880,558	692,894,785
End of period	$1,584,541,030	$1,737,788,259	$216,571,525	$217,136,798	$878,928,964	$926,880,558

Undistributed net investment income	$1,039,839	$330,116	$149,021	$19,029	$2,456,339	$214,170

1	The inception date for Series I shares is 6-2-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	American Fundamental Holdings Trust		American Global Diversification Trust		American Global Growth Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$819,010	$15,502,994	$2,370,672	$12,528,021	$75,127	$1,495,349
Net realized loss	(11,186,592)	(12,170,650)	(9,484,678)	(16,384,948)	(3,226,249)	(14,664,439)
Change in net unrealized appreciation (depreciation)	(29,903,549)	242,620,293	(27,725,693)	236,755,560	(17,589,996)	72,965,218
Increase (decrease) in net assets resulting from operations	(40,271,131)	245,952,637	(34,839,699)	232,898,633	(20,741,118)	59,796,128
Distributions to shareholders
From net investment income
Series I	—	(4,713)	—	(12,639)	—	—
Series II	—	(15,104,123)	—	(13,023,341)	—	(1,468,242)
Series III	—	(1,037,490)	—	(1,678)	—	(27,161)
From net realized gain
Series II	—	—	—	—	—	(9,672,607)
Series III	—	—	—	—	—	(45,126)
Total distributions	—	(16,146,326)	—	(13,037,658)	—	(11,213,136)
From Portfolio share transactions (Note 6)	(31,989,070)	302,129,900	(34,113,990)	100,166,136	(605,741)	(510,037)
Total increase (decrease)	(72,260,201)	531,936,211	(68,953,689)	320,027,111	(21,346,859)	48,072,955

Net assets
Beginning of period	1,146,071,039	614,134,828	862,265,242	542,238,131	198,363,832	150,290,877
End of period	$1,073,810,838	$1,146,071,039	$793,311,553	$862,265,242	$177,016,973	$198,363,832

Undistributed net investment income	$819,010	—	$2,370,672	—	$116,714	$41,587

	American Global Small Capitalization Trust		American Growth Trust		American Growth-Income Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	$994,365	($116,095)	($1,931,177)	$1,340,300	($704,838)	$12,955,848
Net realized loss	(7,616,399)	(19,504,578)	(8,558,301)	(58,240,611)	(14,105,878)	(53,136,754)
Change in net unrealized appreciation (depreciation)	2,032,980	57,759,264	(57,759,834)	438,229,521	(94,478,121)	349,253,730
Increase (decrease) in net assets resulting from operations	(4,589,054)	38,138,591	(68,249,312)	381,329,210	(109,288,837)	309,072,824
Distributions to shareholders
From net investment income
Series I	—	—	—	(202,962)	—	(2,700,210)
Series II	—	(911)	—	(805,990)	—	(9,083,550)
Series III	—	(10,886)	—	(327,393)	—	(971,341)
From net realized gain
Series I	—	—	—	(13,170,013)	—	(1,797,682)
Series II	—	(6,725,031)	—	(173,989,652)	—	(76,675,519)
Series III	—	(1,901,872)	—	(4,427,316)	—	(2,966,602)
Total distributions	—	(8,638,700)	—	(192,923,326)	—	(94,194,904)
From Portfolio share transactions (Note 6)	(7,291,115)	23,758,880	(60,053,568)	56,397,981	(40,305,562)	186,860,253
Total increase (decrease)	(11,880,169)	53,258,771	(128,302,880)	244,803,865	(149,594,399)	401,738,173

Net assets
Beginning of period	105,205,371	51,946,600	1,302,550,501	1,057,746,636	1,268,810,436	867,072,263
End of period	$93,325,202	$105,205,371	$1,174,247,621	$1,302,550,501	$1,119,216,037	$1,268,810,436

Undistributed net investment income (loss)	$994,365	—	($1,662,033)	$269,144	($270,938)	$433,900

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	American High-Income Bond Trust		American International Trust		American New World Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09 [1]
From operations
Net investment income	$889,513	$4,238,143	$3,087,685	$7,317,867	$101,281	$699,524
Net realized loss	(2,233,753)	(3,008,322)	(5,678,899)	(22,468,641)	(3,481,440)	(7,829,560)
Change in net unrealized appreciation (depreciation)	4,008,017	15,195,413	(114,468,961)	290,658,859	(1,170,537)	29,576,917
Increase (decrease) in net assets resulting from operations	2,663,777	16,425,234	(117,060,175)	275,508,085	(4,550,696)	22,446,881
Distributions to shareholders
From net investment income
Series I	—	—	—	(981,214)	—	(15,737)
Series II	—	(3,228,321)	—	(6,203,853)	—	(664,206)
Series III	—	(1,010,082)	—	(127,002)	—	(19,661)
From net realized gain
Series I	—	—	—	(18,112,575)	—	—
Series II	—	—	—	(146,273,188)	—	(650,494)
Series III	—	—	—	(143,620)	—	(6,394)
Total distributions	—	(4,238,403)	—	(171,841,452)	—	(1,356,492)
From Portfolio share transactions (Note 6)	8,295,895	28,259,523	12,153,494	61,713,499	(1,805,570)	17,870,147
Total increase (decrease)	10,959,672	40,446,354	(104,906,681)	165,380,132	(6,356,266)	38,960,536

Net assets
Beginning of period	75,021,574	34,575,220	871,679,458	706,299,326	80,440,196	41,479,660
End of period	$85,981,246	$75,021,574	$766,772,777	$871,679,458	$74,083,930	$80,440,196

Undistributed net investment income	$899,968	$10,455	$3,264,698	$177,013	$112,722	$11,441

	Balanced Trust		Blue Chip Growth Trust		Capital Appreciation Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Period ended 12-31-09 [2]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	$337,521	$168,135	($331,946)	$2,113,406	$1,094,493	$2,349,121
Net realized gain (loss)	203,476	1,367,678	30,192,731	(249,828,238)	25,109,361	(24,053,733)
Change in net unrealized appreciation (depreciation)	(3,327,901)	2,127,205	(161,817,898)	712,562,712	(144,188,519)	324,489,321
Increase (decrease) in net assets resulting from operations	(2,786,904)	3,663,018	(131,957,113)	464,847,880	(117,984,665)	302,784,709
Distributions to shareholders
From net investment income
Series I	—	(1,130)	—	(432,015)	—	(309,136)
Series II	—	—	—	(105,707)	—	(32,068)
Series NAV	—	(283,886)	—	(1,767,185)	—	(2,070,714)
From net realized gain
Series I	—	(1,967)	—	—	—	—
Series NAV	—	(468,760)	—	—	—	—
Total distributions	—	(755,743)	—	(2,304,907)	—	(2,411,918)
From Portfolio share transactions (Note 6)	26,165,572	29,920,790	(43,665,326)	(544,165,331)	88,251,885	5,764,465
Total increase (decrease)	23,378,668	32,828,065	(175,622,439)	(81,622,358)	(29,732,780)	306,137,256

Net assets
Beginning of period	32,828,065	—	1,600,790,967	1,682,413,325	998,033,665	691,896,409
End of period	$56,206,733	$32,828,065	$1,425,168,528	$1,600,790,967	$968,300,885	$998,033,665

Undistributed net investment income (loss)	$334,186	($3,335)	$1,131,068	$1,463,014	$1,728,347	$633,854

1	The inception date for Series I shares is 5-6-09.
2	Period from 4-30-09 (inception date) to 12-31-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Capital Appreciation Value Trust		Core Allocation Trust		Core Allocation Plus Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited) [1]	Period ended 12-31-09 [2]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	$1,934,189	$4,600,798	($74,565)	$454,848	$1,261,325	$1,587,084
Net realized gain	22,716,162	11,004,811	326,613	1,034,813	5,185,857	16,192,335
Change in net unrealized appreciation (depreciation)	(30,097,351)	64,316,301	(3,228,437)	1,025,919	(16,655,396)	24,135,976
Increase (decrease) in net assets resulting from operations	(5,447,000)	79,921,910	(2,976,389)	2,515,580	(10,208,214)	41,915,395
Distributions to shareholders
From net investment income
Series I	—	(11,390)	—	(54,070)	—	(357,825)
Series II	—	(5,661,843)	—	(400,929)	—	(2,007,200)
Series NAV	—	(51,117)	—	—	—	(325,425)
From net realized gain
Series I	—	(2,786)	—	(69,042)	—	(813,988)
Series II	—	(1,525,159)	—	(586,208)	—	(5,201,920)
Series NAV	—	(12,348)	—	—	—	(718,352)
Total distributions	—	(7,264,643)	—	(1,110,249)	—	(9,424,710)
From Portfolio share transactions (Note 6)	(28,328,987)	126,125,158	23,864,736	32,755,924	12,415,139	101,110,697
Total increase (decrease)	(33,775,987)	198,782,425	20,888,347	34,161,255	2,206,925	133,601,382

Net assets
Beginning of period	340,621,311	141,838,886	34,161,255	—	204,207,097	70,605,715
End of period	$306,845,324	$340,621,311	$55,049,602	$34,161,255	$206,414,022	$204,207,097

Undistributed net investment income (loss)	$1,845,036	($89,153)	($71,133)	$3,432	$1,154,790	($106,535)

	Core Disciplined Diversification Trust		Core Diversified Growth & Income Trust		Core Fundamental Holdings Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited) [1]	Period ended 12-31-09 [2]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited) [3]	Period ended 12-31-09 [2]
From operations
Net investment income (loss)	($133,652)	$967,456	($167)	$27,669	($44,082)	$1,615,800
Net realized gain (loss)	400,304	557,674	10,496	(76,127)	268,831	1,247,587
Change in net unrealized appreciation (depreciation)	(4,880,788)	3,100,845	(133,813)	281,338	(6,701,911)	4,708,581
Increase (decrease) in net assets resulting from operations	(4,614,136)	4,625,975	(123,484)	232,880	(6,477,162)	7,571,968
Distributions to shareholders
From net investment income
Series I	—	—	—	(16,399)	—	—
Series II	—	(967,832)	—	(9,141)	—	(1,449,981)
Series III	—	—	—	(1,775)	—	(167,150)
Series NAV	—	—	—	(2,011)	—	—
From net realized gain
Series II	—	(237,758)	—	—	—	(35,479)
Series III	—	—	—	—	—	(3,200)
Total distributions	—	(1,205,590)	—	(29,326)	—	(1,655,810)
From Portfolio share transactions (Note 6)	31,842,627	58,494,069	446,126	1,071,730	61,728,625	108,369,028
Total increase	27,228,491	61,914,454	322,642	1,275,284	55,251,463	114,285,186

Net assets
Beginning of period	61,914,454	—	1,990,883	715,599	114,285,186	—
End of period	$89,142,945	$61,914,454	$2,313,525	$1,990,883	$169,536,649	$114,285,186

Undistributed net investment income (loss)	($127,038)	$6,614	($167)	—	($24,618)	$19,464

1	The inception date for Series NAV shares is 4-30-10.
2	Period from 5-1-09 (inception date) to 12-31-09.
3	The inception date for Series I shares is 4-30-10.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Core Global Diversification Trust		Disciplined Diversification Trust		Emerging Markets Value Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited) [1]	Year ended 12-31-09 [2]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$70,350	$1,735,216	$2,212,327	$3,520,064	$5,206,317	$6,320,241
Net realized gain	620,750	2,199,360	713,467	1,148,389	59,519,639	45,525,646
Change in net unrealized appreciation (depreciation)	(13,048,256)	3,006,337	(13,477,750)	58,830,395	(119,441,153)	534,768,680
Increase (decrease) in net assets resulting from operations	(12,357,156)	6,940,913	(10,551,956)	63,498,848	(54,715,197)	586,614,567
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,595)	—	(4,541)
Series II	—	(1,634,767)	—	(3,822,912)	—	—
Series III	—	(102,447)	—	—	—	—
Series NAV	—	—	—	(851,138)	—	(1,157,838)
From net realized gain
Series I	—	—	—	(559)	—	(6,088)
Series II	—	(21,339)	—	(1,474,664)	—	—
Series III	—	(1,025)	—	—	—	—
Series NAV	—	—	—	(291,515)	—	(1,112,723)
Total distributions	—	(1,759,578)	—	(6,442,383)	—	(2,281,190)
From Portfolio share transactions (Note 6)	72,255,414	130,026,957	15,422,383	89,393,028	6,069,627	148,777,647
Total increase (decrease)	59,898,258	135,208,292	4,870,427	146,449,493	(48,645,570)	733,111,024

Net assets
Beginning of period	135,208,292	—	267,060,401	120,610,908	1,036,197,391	303,086,367
End of period	$195,106,550	$135,208,292	$271,930,828	$267,060,401	$987,551,821	$1,036,197,391

Undistributed net investment income (loss)	$70,350	—	$2,121,695	($90,632)	$10,469,045	$5,262,728

	Equity-Income Trust		Financial Services Trust		Franklin Templeton Founding Allocation Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	$15,333,614	$33,874,811	$667,774	$504,996	($1,925,355)	$47,869,854
Net realized gain (loss)	24,739,135	(114,949,316)	1,065,803	(10,695,259)	(25,912,957)	(59,632,056)
Change in net unrealized appreciation (depreciation)	(144,290,072)	546,440,878	(19,839,243)	41,535,467	(50,638,951)	354,611,924
Increase (decrease) in net assets resulting from operations	(104,217,323)	465,366,373	(18,105,666)	31,345,204	(78,477,263)	342,849,722
Distributions to shareholders
From net investment income
Series I	—	(6,793,489)	—	(271,081)	—	(1,545,239)
Series II	—	(2,890,014)	—	(144,862)	—	(46,150,128)
Series NAV	—	(26,582,030)	—	(168,528)	—	(174,469)
Total distributions	—	(36,265,533)	—	(584,471)	—	(47,869,836)
From Portfolio share transactions (Note 6)	(65,314,872)	186,937,204	74,946,631	(6,015,363)	(67,453,010)	(13,184,790)
Total increase (decrease)	(169,532,195)	616,038,044	56,840,965	24,745,370	(145,930,273)	281,795,096

Net assets
Beginning of period	1,914,567,418	1,298,529,374	103,545,980	78,800,610	1,406,036,903	1,124,241,807
End of period	$1,745,035,223	$1,914,567,418	$160,386,945	$103,545,980	$1,260,106,630	$1,406,036,903

Undistributed net investment income (loss)	$22,622,433	$7,288,819	$667,774	—	($1,813,131)	$112,224

1	The inception date for Series I shares is 4-30-10.
2	Period from 5-1-09 (inception date) to 12-31-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Fundamental Value Trust		Global Trust		Growth Equity Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$7,266,194	$13,808,503	$7,729,972	$9,668,517	$854,183	$1,513,127
Net realized gain (loss)	11,057,497	(236,143,449)	(6,985,034)	(46,443,471)	25,927,131	(65,881,654)
Change in net unrealized appreciation (depreciation)	(142,345,945)	684,433,356	(81,434,846)	208,771,866	(81,527,194)	204,576,629
Increase (decrease) in net assets resulting from operations	(124,022,254)	462,098,410	(80,689,908)	171,996,912	(54,745,880)	140,208,102
Distributions to shareholders
From net investment income
Series I	—	(3,697,912)	—	(2,579,512)	—	—
Series II	—	(2,195,609)	—	(445,880)	—	—
Series NAV	—	(8,833,596)	—	(6,994,947)	—	(1,403,856)
Total distributions	—	(14,727,117)	—	(10,020,339)	—	(1,403,856)
From Portfolio share transactions (Note 6)	(50,018,399)	6,378,495	(10,880,323)	(9,293,491)	2,523,559	113,062,561
Total increase (decrease)	(174,040,653)	453,749,788	(91,570,231)	152,683,082	(52,222,321)	251,866,807

Net assets
Beginning of period	1,825,861,634	1,372,111,846	690,129,843	537,446,761	550,464,853	298,598,046
End of period	$1,651,820,981	$1,825,861,634	$598,559,612	$690,129,843	$498,242,532	$550,464,853

Undistributed net investment income	$8,656,049	$1,389,855	$8,435,525	$705,553	$1,340,448	$486,265

	Health Sciences Trust		Heritage Trust (formerly, Vista Trust)		International Core Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	($353,900)	($838,037)	($256,597)	($320,241)	$10,111,482	$15,169,741
Net realized gain (loss)	4,319,244	(6,947,184)	22,858,554	(2,855,278)	(13,216,390)	(146,720,238)
Change in net unrealized appreciation (depreciation)	(9,977,821)	47,793,947	(30,476,377)	30,228,457	(99,877,434)	245,910,319
Increase (decrease) in net assets resulting from operations	(6,012,477)	40,008,726	(7,874,420)	27,052,938	(102,982,342)	114,359,822
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(1,443,400)
Series II	—	—	—	—	—	(545,494)
Series NAV	—	—	—	—	—	(15,200,728)
From net realized gain
Series I	—	(1,253,930)	—	—	—	(1,770,761)
Series II	—	(703,435)	—	—	—	(715,113)
Series NAV	—	(287,726)	—	(3,405,223)	—	(17,649,353)
Total distributions	—	(2,245,091)	—	(3,405,223)	—	(37,324,849)
From Portfolio share transactions (Note 6)	(7,360,827)	(63,117,971)	(2,370,298)	64,352,666	58,783,891	(11,758,671)
Total increase (decrease)	(13,373,304)	(25,354,336)	(10,244,718)	88,000,381	(44,198,451)	65,276,302

Net assets
Beginning of period	134,822,067	160,176,403	134,432,117	46,431,736	782,862,935	717,586,633
End of period	$121,448,763	$134,822,067	$124,187,399	$134,432,117	$738,664,484	$782,862,935

Undistributed net investment income (loss)	($362,641)	($8,741)	($256,539)	$58	$10,545,844	$434,362

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	International Opportunities Trust		International Small Company Trust		International Value Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09 [1]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$4,950,760	$4,772,595	$808,504	$1,505,391	$14,349,534	$17,033,507
Net realized gain (loss)	15,815,659	(99,523,864)	(8,356,855)	(153,653,239)	9,131,635	(277,590,651)
Change in net unrealized appreciation (depreciation)	(94,279,457)	249,167,198	(216,990)	160,341,386	(151,647,023)	469,146,479
Increase (decrease) in net assets resulting from operations	(73,513,038)	154,415,929	(7,765,341)	8,193,538	(128,165,854)	208,589,335
Distributions to shareholders
From net investment income
Series I	—	(44,047)	—	(518,324)	—	(3,385,857)
Series II	—	(269,354)	—	(278,943)	—	(2,407,453)
Series NAV	—	(5,005,226)	—	(1,572,054)	—	(10,534,489)
From net realized gain
Series I	—	—	—	—	—	(7,654,527)
Series II	—	—	—	—	—	(5,726,886)
Series NAV	—	—	—	(3,491,485)	—	(21,846,381)
Total distributions	—	(5,318,627)	—	(5,860,806)	—	(51,555,593)
From Portfolio share transactions (Note 6)	40,329,362	(77,239,979)	(118,590,527)	(11,006,145)	178,727,520	(172,310,889)
Total increase (decrease)	(33,183,676)	71,857,323	(126,355,868)	(8,673,413)	50,561,666	(15,277,147)

Net assets
Beginning of period	581,540,667	509,683,344	229,243,424	237,916,837	849,574,694	864,851,841
End of period	$548,356,991	$581,540,667	$102,887,556	$229,243,424	$900,136,360	$849,574,694

Undistributed net investment income (loss)	$4,807,747	($143,013)	$544,943	($263,561)	$16,074,045	$1,724,511

	Large Cap Trust		Large Cap Value Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	$737,802	$2,201,256	$2,152,026	$4,597,542	($778,070)	($664,964)
Net realized gain (loss)	7,598,869	(128,632,280)	11,112,139	(73,430,100)	72,364,552	(57,927,518)
Change in net unrealized appreciation (depreciation)	(21,356,398)	147,561,754	(46,648,728)	108,647,001	(99,368,396)	247,853,857
Increase (decrease) in net assets resulting from operations	(13,019,727)	21,130,730	(33,384,563)	39,814,443	(27,781,914)	189,261,375
Distributions to shareholders
From net investment income
Series I	—	(2,705,427)	—	(485,819)	—	—
Series II	—	(153,748)	—	(310,731)	—	—
Series NAV	—	(173,666)	—	(4,751,869)	—	—
Total distributions	—	(3,032,841)	—	(5,548,419)	—	—
From Portfolio share transactions (Note 6)	(13,197,100)	(139,345,337)	(1,521,808)	37,462,782	(42,240,603)	(11,503,733)
Total increase (decrease)	(26,216,827)	(121,247,448)	(34,906,371)	71,728,806	(70,022,517)	177,757,642

Net assets
Beginning of period	179,835,746	301,083,194	374,501,427	302,772,621	766,643,304	588,885,662
End of period	$153,618,919	$179,835,746	$339,595,056	$374,501,427	$696,620,787	$766,643,304

Undistributed net investment income (loss)	$1,289,851	$552,049	$2,971,262	$819,236	($1,528,197)	($750,127)

1	The inception date for Series I and Series II shares is 11-16-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Mid Cap Value Equity Trust		Mid Value Trust		Mutual Shares Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$575,970	$1,433,752	$1,798,974	$4,000,684	$5,652,165	$8,047,632
Net realized gain (loss)	6,744,006	(9,228,874)	59,574,001	32,120,546	12,583,388	(61,285,756)
Change in net unrealized appreciation (depreciation)	(14,802,928)	54,722,228	(93,973,974)	211,019,099	(45,504,089)	180,747,984
Increase (decrease) in net assets resulting from operations	(7,482,952)	46,927,106	(32,600,999)	247,140,329	(27,268,536)	127,509,860
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,208,934)	—	(1,460,431)
Series II	—	—	—	(234,158)	—	—
Series NAV	—	(1,278,784)	—	(2,114,310)	—	(11,031,148)
From net realized gain
Series NAV	—	(2,718,617)	—	—	—	—
Total distributions	—	(3,997,401)	—	(3,557,402)	—	(12,491,579)
From Portfolio share transactions (Note 6)	(5,158,456)	45,418,847	(14,399,957)	381,536,224	(8,223,986)	84,475,195
Total increase (decrease)	(12,641,408)	88,348,552	(47,000,956)	625,119,151	(35,492,522)	199,493,476

Net assets
Beginning of period	135,826,071	47,477,519	740,259,424	115,140,273	590,902,853	391,409,377
End of period	$123,184,663	$135,826,071	$693,258,468	$740,259,424	$555,410,331	$590,902,853

Undistributed net investment income (loss)	$980,542	$404,572	$2,586,174	$787,200	$3,874,759	($1,777,406)

	Natural Resources Trust		Optimized All Cap Trust		Optimized Value Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$597,281	$1,471,896	$7,514,887	$14,929,737	$1,891,771	$4,536,290
Net realized gain (loss)	302,167	(116,661,061)	65,246,377	(187,960,849)	12,720,783	(83,569,807)
Change in net unrealized appreciation (depreciation)	(40,227,542)	217,361,862	(145,406,271)	469,839,462	(36,072,356)	112,648,620
Increase (decrease) in net assets resulting from operations	(39,328,094)	102,172,697	(72,645,007)	296,808,350	(21,459,802)	33,615,103
Distributions to shareholders
From net investment income
Series I	—	(152,271)	—	(1,680,683)	—	(11,819)
Series II	—	(1,012,948)	—	(727,501)	—	(240,092)
Series NAV	—	(1,468,127)	—	(13,909,122)	—	(4,912,083)
From net realized gain
Series I	—	(5,290,887)	—	—	—	—
Series II	—	(47,045,936)	—	—	—	—
Series NAV	—	(75,865,754)	—	—	—	—
Total distributions	—	(130,835,923)	—	(16,317,306)	—	(5,163,994)
From Portfolio share transactions (Note 6)	(15,294,893)	(64,114,549)	(66,567,487)	(125,495,763)	(446,249)	(98,250,527)
Total increase (decrease)	(54,622,987)	(92,777,775)	(139,212,494)	154,995,281	(21,906,051)	(69,799,418)

Net assets
Beginning of period	277,415,632	370,193,407	1,302,648,844	1,147,653,563	274,996,552	344,795,970
End of period	$222,792,645	$277,415,632	$1,163,436,350	$1,302,648,844	$253,090,501	$274,996,552

Undistributed net investment income	$894,667	$297,386	$11,091,433	$3,576,546	$2,725,393	$833,622

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Real Estate Securities Trust		Science & Technology Trust		Small Cap Growth Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	$5,105,973	$8,571,552	($606,401)	($416,953)	($1,259,992)	($1,509,354)
Net realized gain (loss)	32,051,356	(104,702,587)	30,558,526	(10,809,650)	50,012,433	(5,091,418)
Change in net unrealized appreciation (depreciation)	(19,389,794)	173,582,405	(54,132,773)	135,875,399	(59,923,818)	104,361,024
Increase (decrease) in net assets resulting from operations	17,767,535	77,451,370	(24,180,648)	124,648,796	(11,171,377)	97,760,252
Distributions to shareholders
From net investment income
Series I	—	(2,623,065)	—	—	—	—
Series II	—	(1,848,868)	—	—	—	—
Series NAV	—	(4,909,035)	—	—	—	—
Total distributions	—	(9,380,968)	—	—	—	—
From Portfolio share transactions (Note 6)	(17,704,845)	(29,874,317)	(22,042,335)	76,792,627	(12,434,738)	26,256,579
Total increase (decrease)	62,690	38,196,085	(46,222,983)	201,441,423	(23,606,115)	124,016,831

Net assets
Beginning of period	341,678,227	303,482,142	385,461,161	184,019,738	363,058,369	239,041,538
End of period	$341,740,917	$341,678,227	$339,238,178	$385,461,161	$339,452,254	$363,058,369

Undistributed net investment income (loss)	$7,993,942	$2,887,969	($606,401)	—	($1,259,992)	—

	Small Cap Opportunities Trust		Small Cap Value Trust		Small Company Growth Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	($74,539)	($103,817)	$930,054	$2,714,901	($255,994)	($199,638)
Net realized gain (loss)	5,137,100	(23,717,359)	8,548,608	(26,967,930)	1,937,177	(46,410,410)
Change in net unrealized appreciation (depreciation)	(8,133,442)	53,365,079	(10,849,709)	149,412,618	(3,300,933)	60,481,920
Increase (decrease) in net assets resulting from operations	(3,070,881)	29,543,903	(1,371,047)	125,159,589	(1,619,750)	13,871,872
Distributions to shareholders
From net investment income
Series I	—	—	—	(722,574)	—	—
Series II	—	—	—	(148,566)	—	—
Series NAV	—	—	—	(1,716,798)	—	—
Total distributions	—	—	—	(2,587,938)	—	—
From Portfolio share transactions (Note 6)	3,294,321	(21,168,890)	(621,009)	63,069,449	(5,265,960)	(49,473,260)
Total increase (decrease)	223,440	8,375,013	(1,992,056)	185,641,100	(6,885,710)	(35,601,388)

Net assets
Beginning of period	153,274,353	144,899,340	464,381,726	278,740,626	102,890,595	138,491,983
End of period	$153,497,793	$153,274,353	$462,389,670	$464,381,726	$96,004,885	$102,890,595

Undistributed net investment income (loss)	($132,850)	($58,311)	$1,796,592	$866,538	($255,994)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Small Company Value Trust		Smaller Company Growth Trust			U.S. Multi Sector Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	[1]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income (loss)	$1,169,190	$2,263,969	($664,473)		($557,507)	$6,139,918	$12,237,942
Net realized gain (loss)	10,384,125	(45,903,392)	17,432,326	6,075,504		4,497,485	(43,315,775)
Change in net unrealized appreciation (depreciation)	(24,235,854)	104,169,798	(25,724,851)	31,507,191		(114,680,195)	217,990,170
Increase (decrease) in net assets resulting from operations	(12,682,539)	60,530,375	(8,956,998)	37,025,188		(104,042,792)	186,912,337
Distributions to shareholders
From net investment income
Series I	—	(368,052)	—	—		—	—
Series II	—	(185,844)	—	—		—	—
Series NAV	—	(718,386)	—	—		—	(12,190,243)
From net realized gain
Series I	—	(13,025,415)	—	—		—	—
Series II	—	(10,363,804)	—	—		—	—
Series NAV	—	(21,352,417)	—	—		—	—
Total distributions	—	(46,013,918)	—	—		—	(12,190,243)
From Portfolio share transactions (Note 6)	(33,043,016)	(83,082,439)	(13,835,689)	103,725,270		27,667,936	286,168,541
Total increase (decrease)	(45,725,555)	(68,565,982)	(22,792,687)	140,750,458		(76,374,856)	460,890,635

Net assets
Beginning of period	404,295,310	472,861,292	233,493,818	92,743,360		968,381,081	507,490,446
End of period	$358,569,755	$404,295,310	$210,701,131	$233,493,818		$892,006,225	$968,381,081

Undistributed net investment income (loss)	$3,024,172	$1,854,982	($664,473)	—		$8,747,855	$2,607,937

	Utilities Trust		Value Trust		Value & Restructuring Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$3,035,414	$5,556,290	$1,099,386	$2,447,292	$1,435,977	$4,021,479
Net realized gain (loss)	(2,898,319)	(28,642,987)	8,706,292	(24,548,363)	(4,118,522)	(74,554,014)
Change in net unrealized appreciation (depreciation)	(12,099,729)	64,062,475	(11,130,976)	91,622,641	(28,677,203)	158,847,817
Increase (decrease) in net assets resulting from operations	(11,962,634)	40,975,778	(1,325,298)	69,521,570	(31,359,748)	88,315,282
Distributions to shareholders
From net investment income
Series I	—	(4,634,918)	—	(2,129,202)	—	—
Series II	—	(1,355,959)	—	(314,137)	—	—
Series NAV	—	(762,507)	—	(180,365)	—	(4,565,229)
Total distributions	—	(6,753,384)	—	(2,623,704)	—	(4,565,229)
From Portfolio share transactions (Note 6)	(8,151,849)	(4,297,243)	(5,501,835)	5,481,836	3,562,539	(70,306,958)
Total increase (decrease)	(20,114,483)	29,925,151	(6,827,133)	72,379,702	(27,797,209)	13,443,095

Net assets
Beginning of period	169,176,847	139,251,696	240,495,550	168,115,848	297,776,826	284,333,731
End of period	$149,062,364	$169,176,847	$233,668,417	$240,495,550	$269,979,617	$297,776,826

Undistributed net investment income (loss)	$2,924,810	($110,604)	$1,728,356	$628,970	$2,359,825	$923,848

1	The inception date for Series I and Series II shares is 11-16-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
All Cap Core Trust
SERIES I
06-30-2010[1]	14.79	0.07	[2]	(1.22)	(1.15)	—	—	—	—	13.64	(7.78)[3,4,5]		0.86	[6,7]	0.86	[7]	0.99	[7]	74		116
12-31-2009	11.69	0.17	[2]	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46	[3,4]	0.87	[6]	0.87		1.39		87		171	[8]
12-31-2008	19.83	0.19	[2]	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)[3,4]		0.87	[6]	0.86		1.11		83		239
12-31-2007	19.60	0.23	[2]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[3,4,9]	0.86	[6]	0.86		1.12		172		257
12-31-2006	17.20	0.20	[2]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[3,4]	0.88	[6]	0.88		1.08		213		240
12-31-2005	15.89	0.11	[2]	1.32	1.43	(0.12)	—	—	(0.12)	17.20	9.08	[3]	0.92		0.92		0.70		228		317
SERIES II
06-30-2010[1]	14.77	0.06	[2]	(1.23)	(1.17)	—	—	—	—	13.60	(7.92)[3,4,5]		1.06	[6,7]	1.06	[7]	0.79	[7]	8		116
12-31-2009	11.67	0.15	[2]	3.13	3.28	(0.18)	—	—	(0.18)	14.77	28.26	[3,4]	1.07	[6]	1.07		1.19		9		171	[8]
12-31-2008	19.77	0.16	[2]	(8.01)	(7.85)	(0.25)	—	—	(0.25)	11.67	(39.75)[3,4]		1.07	[6]	1.06		0.91		8		239
12-31-2007	19.52	0.19	[2]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[3,4,9]	1.06	[6]	1.06		0.92		19		257
12-31-2006	17.13	0.16	[2]	2.32	2.48	(0.09)	—	—	(0.09)	19.52	14.54	[3,4]	1.08	[6]	1.08		0.87		11		240
12-31-2005	15.83	0.08	[2]	1.32	1.40	(0.10)	—	—	(0.10)	17.13	8.89	[3]	1.12		1.12		0.50		11		317
SERIES NAV
06-30-2010[1]	14.80	0.08	[2]	(1.24)	(1.16)	—	—	—	—	13.64	(7.84)[3,4,5]		0.81	[6,7]	0.81		1.04	[7]	243		116
12-31-2009	11.69	0.18	[2]	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62	[3,4]	0.82	[6]	0.82		1.47		265		171	[8]
12-31-2008	19.84	0.20	[2]	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)[3,4]		0.82	[6]	0.81		1.15		299		239
12-31-2007	19.62	0.24	[2]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[3,4,9]	0.81	[6]	0.81		1.17		763		257
12-31-2006	17.22	0.24	[2]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[3,4]	0.83	[6]	0.83		1.32		385		240
12-31-2005[10]	15.22	0.10	[2]	1.90	2.00	—	—	—	—	17.22	13.14	[3,5]	0.88	[7]	0.88	[7]	0.83	[7]	—	[11]	317
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.02 and $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 2.56%, 2.31% and 2.65% for Series I, Series II and Series NAV, respectively. 10. The inception date for Series NAV shares is 4-29-05. 11. Less than $500,000.

All Cap Value Trust
SERIES I
06-30-2010[1]	7.08	—	[2,3]	(0.37)	(0.37)	—	—	—	—	6.71	(5.23)[4,5,6]		0.95	[7,8]	0.95	[8]	0.12	[8]	32		39
12-31-2009	5.62	0.03	[2]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	[4,5]	0.97	[7]	0.97		0.50		36		90	[9]
12-31-2008	8.16	0.05	[2]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)[4]		0.99	[7]	0.99		0.72		36		77
12-31-2007	13.03	0.09	[2]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[4,5,10]	0.95	[7]	0.95		0.68		63		63
12-31-2006	14.70	0.11	[2]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[4,5]	0.92	[7]	0.92		0.86		68		57
12-31-2005	14.54	0.11	[2]	0.67	0.78	(0.08)	(0.54)	—	(0.62)	14.70	5.71	[4]	0.94		0.94		0.78		70		78
SERIES II
06-30-2010[1]	7.07	—	[2,11]	(0.38)	(0.38)	—	—	—	—	6.69	(5.37)[4,5,6]		1.15	[7,8]	1.15	[8]	(0.08)[8]		29		39
12-31-2009	5.61	0.02	[2]	1.46	1.48	(0.02)	—	—	(0.02)	7.07	26.41	[4,5]	1.17	[7]	1.17		0.29		33		90	[9]
12-31-2008	8.14	0.04	[2]	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)[4]		1.19	[7]	1.19		0.53		30		77
12-31-2007	12.99	0.06	[2]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[4,5,10]	1.15	[7]	1.15		0.49		53		63
12-31-2006	14.66	0.09	[2]	1.67	1.76	(0.12)	(3.31)	—	(3.43)	12.99	13.53	[4,5]	1.12	[7]	1.12		0.66		66		57
12-31-2005	14.48	0.09	[2]	0.65	0.74	(0.02)	(0.54)	—	(0.56)	14.66	5.42	[4]	1.14		1.14		0.61		66		78
SERIES NAV
06-30-2010[1]	7.05	0.01	[2]	(0.37)	(0.36)	—	—	—	—	6.69	(5.11)[4,5,6]		0.90	[7,8]	0.90	[8]	0.16	[8]	16		39
12-31-2009	5.60	0.03	[2]	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	[4,5]	0.92	[7]	0.92		0.51		21		90	[9]
12-31-2008	8.14	0.06	[2]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)[4]		0.94	[7]	0.94		0.79		12		77
12-31-2007	12.99	0.12	[2]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[4,5,10]	0.85	[7]	0.85		0.86		17		63
12-31-2006	14.66	0.12	[2]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[4,5]	0.87	[7]	0.87		0.93		232		57
12-31-2005[12]	14.55	0.08	[2]	0.69	0.77	(0.12)	(0.54)	—	(0.66)	14.66	5.68	[4,6]	0.87	[8]	0.87	[8]	0.68	[8]	127		78
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Less than $0.005 per share. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Annualized. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 8.20%, 7.91% and 8.54% for Series I, Series II and Series NAV, respectively. 11. Less than (0.005) per share. 12. The inception date for Series NAV shares is 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Alpha Opportunities Trust
SERIES I
06-30-2010[1]	15.14	0.02	[2]	(1.27)	(1.25)	—	—	—	—	13.89	(8.26)[3,4,5]		1.09	[6,7]	1.09	[6]	0.23	[6]	—	[8]	88
12-31-2009[9]	12.57	0.03	[2]	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68	[3,5,4]	1.13	[6,7]	1.13	[6]	0.34	[6]	—	[8]	222	[10]
SERIES NAV
06-30-2010[1]	15.14	0.02	[2]	(1.27)	(1.25)	—	—	—	—	13.89	(8.26)[3,4,5]		1.04	[6,7]	1.04	[6]	0.21	[6]	571		88
12-31-2009	10.89	0.05	[2]	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49	[3,4]	1.08	[7]	1.08		0.41		624		222	[10]
12-31-2008[11]	12.50	0.02	[2]	(1.63)	(1.61)	— [12]	—	—	— [12]	10.89	(12.85)[3,5]		1.06	[6]	1.06	[6]	0.70	[6]	280		52
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Less than $500,000. 9. The inception date for Series I shares is 6-2-09. 10. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 11. The inception date for Series NAV shares is 10-7-08. 12. Less than $0.005 per share.

American Asset Allocation Trust
SERIES I
06-30-2010[1]	9.98	0.01	[2,3]	(0.54)	(0.53)	—	—	—	—	9.45	(5.31)[4,5,6]		0.62	[7,8]	0.62	[7,8]	0.16	[2,8]	195		1
12-31-2009	8.44	0.28	[2,3]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61	[4]	0.63	[7]	0.63	[7]	3.05	[2]	221		5
12-31-2008[9]	12.00	0.60	[2,3]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[4,5,6]		0.64	[7,8,10]	0.63	[7,8]	9.72	[2,8]	2		1
SERIES II
06-30-2010[1]	9.98	—	[2,3,11]	(0.54)	(0.54)	—	—	—	—	9.44	(5.41)[4,5,6]		0.77	[7,8]	0.77	[7,8]	0.02	[2,8]	1,257		1
12-31-2009	8.45	0.18	[2,3]	1.74	1.92	(0.17)	(0.22)	—	(0.39)	9.98	23.27	[4]	0.78	[7]	0.78	[7]	2.00	[2]	1,373		5
12-31-2008	12.39	0.32	[2,3]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)[4,5]		0.79	[7,10]	0.78	[7]	3.07	[2]	832		1
12-31-2007[12]	12.50	0.48	[2,3]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[4,6]	0.79	[7,8]	0.79	[7,8]	5.57	[2,8]	511		—	[6]
SERIES III
06-30-2010[1]	9.96	0.03	[2,3]	(0.54)	(0.51)	—	—	—	—	9.45	(5.12)[4,5,6]		0.27	[7,8]	0.27	[7,8]	0.53	[2,8]	132		1
12-31-2009	8.44	0.27	[2,3]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82	[4]	0.28	[7]	0.28	[7]	2.99	[2]	143		5
12-31-2008[13]	12.34	0.78	[2,3]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[4,5,6]		0.29	[7,8,10]	0.28	[7]	8.21	[2]	34		1
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. The inception date for Series I shares is 4-28-08. 10. Does not take into consideration expense reductions during the periods shown. 11. Less than $0.005 per share. 12. The inception date for Series II shares is 5-1-07. 13. The inception date for Series III shares is 1-2-08.

American Blue Chip Income and Growth Trust
SERIES I
06-30-2010[1]	10.26	—	[2,3,4]	(0.76)	(0.76)	—	—	—	—	9.50	(7.41)[5,6]		0.64	[7,8]	0.64	[7,8]	(0.01)[2,8]		28		4
12-31-2009	8.85	0.21	[2,3]	2.01	2.22	(0.15)	(0.66)	—	(0.81)	10.26	27.33	[5]	0.65	[7]	0.65	[7]	2.33	[2]	29		16
12-31-2008	14.88	0.24	[2,3]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.85	(36.72)[5]		0.58	[7]	0.58	[7]	2.02	[2]	18		131
12-31-2007	18.29	0.40	[2,3]	(0.12)[9]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65	[5]	0.38	[7]	0.38	[7]	2.24	[2]	19		12
12-31-2006	16.00	0.13	[2,3]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99	[5]	0.39	[10]	0.39	[10]	0.79	[2]	17		15
12-31-2005	16.90	0.09	[2,3]	0.89	0.98	(0.05)	(1.83)	—	(1.88)	16.00	6.76	[5]	0.39	[10]	0.39	[10]	0.60	[2]	7		10
SERIES II
06-30-2010[1]	10.27	(0.01)[2,3]		(0.76)	(0.77)	—	—	—	—	9.50	(7.50)[5,6]		0.79	[7,8]	0.79	[7,8]	(0.19)[2,8]		71		4
12-31-2009	8.86	0.13	[2,3]	2.07	2.20	(0.13)	(0.66)	—	(0.79)	10.27	27.13	[5]	0.80	[7]	0.80	[7]	1.48	[2]	83		16
12-31-2008	14.87	0.17	[2,3]	(5.54)	(5.37)	(0.38)	(0.26)	—	(0.64)	8.86	(36.76)[5]		0.71	[7]	0.71	[7]	1.39	[2]	76		131
12-31-2007	18.26	0.33	[2,3]	(0.08)[9]	0.25	(0.26)	(3.38)	—	(3.64)	14.87	1.48	[5]	0.53	[7]	0.53	[7]	1.85	[2]	156		12
12-31-2006	15.98	0.11	[2,3]	2.53	2.64	(0.07)	(0.29)	—	(0.36)	18.26	16.79	[5]	0.54	[10]	0.54	[10]	0.63	[2]	198		15
12-31-2005	16.85	0.07	[2,3]	0.90	0.97	(0.01)	(1.83)	—	(1.84)	15.98	6.66	[5]	0.53	[10]	0.53	[10]	0.47	[2]	185		10
SERIES III
06-30-2010[1]	10.25	0.02	[2,3]	(0.77)	(0.75)	—	—	—	—	9.50	(7.32)[5,6]		0.29	[7,8]	0.29	[7,8]	0.37	[8]	118		4
12-31-2009	8.84	0.27	[2,3]	1.98	2.25	(0.18)	(0.66)	—	(0.84)	10.25	27.79	[5]	0.30	[7]	0.30	[7]	2.93		106		16
12-31-2008[11]	14.66	0.73	[2,3]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)[5]		0.33	[7]	0.33	[7]	7.12	[2]	15		131
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Less than $0.005 per share. 5. Assumes dividend reinvestment (if applicable). 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 10. Does not include expenses of the investment companies in which the Portfolio invests. 11. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Bond Trust
SERIES I
06-30-2010[1]	11.70	0.04	[2,3]	0.48	0.52	—	—	—	—	12.22	4.44 [4,5]	0.63	[6,7]	0.63	[6,7]	0.59	[3,7]	11		4
12-31-2009	10.70	0.30	[2,3]	1.01	1.31	(0.31)	—	—	(0.31)	11.70	12.21 [4]	0.63	[6]	0.63	[6]	2.64	[3]	10		11
12-31-2008	13.13	0.68	[2,3]	(1.91)	(1.23)	(1.18)	(0.02)	—	(1.20)	10.70	(9.72)[4]	0.55	[6]	0.55	[6]	5.57	[3]	9		121
12-31-2007	13.32	1.04	[2,3]	(0.65)	0.39	(0.58)	— [8]	—	(0.58)	13.13	2.96 [4]	0.37	[6]	0.37	[6]	7.85	[3]	10		4
12-31-2006	12.50	0.35	[2,3]	0.47	0.82	—	—	—	—	13.32	6.56 [4]	0.38	[9]	0.38	[9]	2.73	[3]	2		1
12-31-2005[10]	12.36	(0.01)[2,3]		0.15	0.14	—	—	—	—	12.50	1.13 [4,5]	0.40	[7,9]	0.40	[7,9]	(0.40)[3,7]		—	[11]	2
SERIES II
06-30-2010[1]	11.69	0.02	[2,3]	0.49	0.51	—	—	—	—	12.20	4.36 [4,5]	0.78	[6,7]	0.78	[6,7]	0.38	[3,7]	713		4
12-31-2009	10.70	0.30	[2,3]	0.98	1.28	(0.29)	—	—	(0.29)	11.69	11.92 [4]	0.78	[6]	0.78	[6]	2.64	[3]	780		11
12-31-2008	13.12	0.58	[2,3]	(1.83)	(1.25)	(1.15)	(0.02)	—	(1.17)	10.70	(9.82)[4]	0.70	[6]	0.70	[6]	4.67	[3]	665		121
12-31-2007	13.30	1.06	[2,3]	(0.70)	0.36	(0.54)	— [8]	—	(0.54)	13.12	2.76 [4]	0.52	[6]	0.52	[6]	7.97	[3]	996		4
12-31-2006	12.49	0.41	[2,3]	0.40	0.81	—	—	—	—	13.30	6.49 [4]	0.53	[9]	0.53	[9]	3.24	[3]	550		1
12-31-2005[10]	12.50	(0.02)[2,3]		0.01	(0.01)	—	—	—	—	12.49	(0.08)[4,5]	0.55	[7,9]	0.55	[7,9]	(0.55)[3,7]		148		2
SERIES III
06-30-2010[1]	11.68	0.06	[2,3]	0.48	0.54	—	—	—	—	12.22	4.62 [4,5]	0.28	[6,7]	0.28	[6,7]	0.99	[3,7]	155		4
12-31-2009	10.70	0.53	[2,3]	0.80	1.33	(0.35)	—	—	(0.35)	11.68	12.46 [4]	0.28	[6]	0.28	[6]	4.64	[3]	137		11
12-31-2008[12]	13.19	1.89	[2,3]	(3.14)	(1.25)	(1.22)	(0.02)	—	(1.24)	10.70	(9.76)[4,5]	0.30	[6,7]	0.30	[6,7]	16.52	[3,7]	19		121
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Less than $0.005 per share. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. The inception dates for Series I and Series II shares are 11-2-05 and 7-29-05, respectively. 11. Less than $500,000. 12. The inception date for Series III shares is 1-2-08.

American Fundamental Holdings Trust
SERIES I
06-30-2010[1]	9.51	0.03	[2,3]	(0.37)	(0.34)	—	—	—	—	9.17	(3.58)[4,5,6]	0.67	[7,8]	0.64	[7,8]	0.63	[3,8]	1		2
12-31-2009	7.61	0.23	[2,3]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88 [4,6]	0.67	[7,9]	0.63	[7]	2.64	[3]	—	[10]	3
12-31-2008	11.91	0.26	[2,3]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)[4,6]	0.69	[7,9]	0.64	[7]	2.50	[3]	—	[10]	1
12-31-2007[11]	12.50	0.24	[2,3]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[4,5,6]	3.26	[7,8,12]	1.04	[7,8,12]	12.00	[3,8]	—	[10]	—	[5]
SERIES II
06-30-2010[1]	9.52	0.01	[2,3]	(0.36)	(0.35)	—	—	—	—	9.17	(3.68)[4,5,6]	0.82	[7,8]	0.79	[7,8]	0.12	[3,8]	1,018		2
12-31-2009	7.62	0.14	[2,3]	1.89	2.03	(0.13)	—	—	(0.13)	9.52	26.68 [4,6]	0.82	[7,9]	0.78	[7]	1.61	[3]	1,089		3
12-31-2008	11.91	0.48	[2,3]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)[4,6]	0.84	[12]	0.79	[7]	4.98	[3]	600		1
12-31-2007[11]	12.50	0.51	[2,3]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[4,5,6]	1.25	[7,8,12]	1.20	[7,8,12]	24.93	[3,8]	58		—	[5]
SERIES III
06-30-2010[1]	9.51	0.03	[2,3]	(0.35)	(0.32)	—	—	—	—	9.19	(3.36)[4,5,6]	0.32	[7,8]	0.29	[7,8]	0.63	[3,8]	55		2
12-31-2009	7.61	0.22	[2,3]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27 [4,6]	0.32	[7,9]	0.28	[7]	2.52	[3]	57		3
12-31-2008	11.91	0.75	[2,3]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)[4,6]	0.34	[7,12]	0.29	[9]	8.29	[3]	14		1
12-31-2007[11]	12.50	0.25	[2,3]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[4,5,6]	2.90	[7,8,12]	0.70	[7,8,12]	12.35	[3,8]	—	[10]	—	[5]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. Less than $500,000. 11. The inception date for Series I, Series II and Series III shares is 10-31-07. 12. Does not take into consideration expense reductions during the periods shown.

American Global Diversification Trust
SERIES I
06-30-2010[1]	9.44	0.05	[2,3]	(0.43)	(0.38)	—	—	—	—	9.06	(4.03)[4,5,6]	0.67	[7,8,9]	0.64	[7,9]	1.17	[2]	2		2
12-31-2009	7.04	0.32	[2,3]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32 [4,5]	0.67	[7,8]	0.63	[7]	3.58	[2]	1		5
12-31-2008	11.88	0.23	[2,3]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)[4,5]	0.69	[7,8]	0.64	[7]	2.31	[2]	—	[10]	6
12-31-2007[11]	12.50	0.27	[2,3]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[4,5,6]	2.85	[7,8,9]	0.93	[7,9]	13.38	[2,9]	—	[10]	—
SERIES II
06-30-2010[1]	9.45	0.03	[2,3]	(0.42)	(0.39)	—	—	—	—	9.06	(4.13)[4,5,6]	0.82	[7,8,9]	0.79	[7,9]	0.56	[2]	791		2
12-31-2009	7.04	0.14	[2,3]	2.42	2.56	(0.15)	—	—	(0.15)	9.45	36.29 [4,5]	0.82	[7,8]	0.78	[7]	1.73	[2]	861		5
12-31-2008	11.88	0.35	[2,3]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)[4,5]	0.84	[7,8]	0.79	[7]	3.69	[2]	542		6
12-31-2007[11]	12.50	0.49	[2,3]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[4,5,6]	1.03	[7,8,9]	0.98	[7,9]	24.24	[2,9]	108		—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Global Diversification Trust (continued)
SERIES III
06-30-2010[1]	9.44	0.05	[2,3]	(0.42)	(0.37)	—	—	—	—	9.07	(3.92)[4,5,6]		0.32	[7,8,9]	0.29	[7,9]	1.09	[2]	—	[10]	2
12-31-2009	7.03	0.18	[2,3]	2.42	2.60	(0.19)	—	—	(0.19)	9.44	36.92	[4,5]	0.32	[7,8]	0.28	[7]	2.18	[2]	—	[10]	5
12-31-2008	11.87	0.27	[2,3]	(4.38)	(4.11)	(0.28)	(0.45)	—	(0.73)	7.03	(34.44)[4,5]		0.34	[7,8]	0.29	[7]	2.66	[2]	—	[10]	6
12-31-2007[11]	12.50	0.28	[2,3]	(0.68)	(0.40)	(0.23)	—	—	(0.23)	11.87	(3.19)[4,5,6]		2.50	[7,8,9]	0.58	[7,9]	13.73	[2,9]	—	[10]	—
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Does not take into consideration expense reductions during the periods shown. 9. Annualized. 10. Less than $500,000. 11. The inception date for Series I, Series II and Series III shares is 10-31-07.

American Global Growth Trust
SERIES II
06-30-2010[1]	10.19	—	[2,3,4]	(1.07)	(1.07)	—	—	—	—	9.12	(10.50)[5,6,7]		0.79	[8,9,10]	0.78	[8,10]	0.07	[3,10]	175		6
12-31-2009	7.76	0.08	[2,3]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42	[5,6]	0.80	[8,9]	0.78	[8]	0.88	[3]	196		11
12-31-2008	13.11	0.14	[2,3]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[5]		0.80	[8,9]	0.78	[8]	1.24	[3]	150		15
12-31-2007[11]	12.50	0.43	[2,3]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[5,7]	0.81	[8]	0.81	[8,10]	4.89	[3,10]	227		1
SERIES III
06-30-2010[1]	10.17	0.03	[2,3]	(1.08)	(1.05)	—	—	—	—	9.12	(10.32)[5,6,7]		0.29	[8,9,10]	0.28	[8,10]	0.65	[3,10]	2		6
12-31-2009	7.74	0.20	[2,3]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	[5,6]	0.30	[8,9]	0.28	[8]	2.17	[3]	2		11
12-31-2008[12]	13.07	0.66	[2,3]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[5,6,7]		0.30	[8,9]	0.28	[8,10]	7.23	[3,10]	—	[13]	15
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than $0.005 per share. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 9. Does not take into consideration expense reductions during the periods shown. 10. Annualized. 11. The inception date for Series II shares is 5-1-07. 12. The inception date for Series III shares is 1-2-08. 13. Less than $500,000.

American Global Small Capitalization Trust
SERIES II
06-30-2010[1]	8.40	0.07	[2,3]	(0.46)	(0.39)	—	—	—	—	8.01	(4.64)[4,5,6]		0.81	[7,8,9]	0.79	[7,9]	1.76	[3,9]	63		7
12-31-2009	6.03	(0.02)[2,3]		3.28	3.26	— [10]	(0.89)	—	(0.89)	8.40	60.44	[4,5]	0.82	[7,8]	0.78	[7]	(0.30)[3]		74		27
12-31-2008	13.35	(0.08)[2,3]		(7.11)	(7.19)	— [10]	(0.13)	—	(0.13)	6.03	(53.79)[4,5]		0.83	[7,8]	0.78	[7]	(0.78)[3]		47		25
12-31-2007[11]	12.50	0.32	[2,3]	0.78 [12]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[4,6]	0.86	[7,9]	0.86	[7,9]	3.49	[3,9]	87		4
SERIES III
06-30-2010[1]	8.40	0.10	[2,3]	(0.47)	(0.37)	—	—	—	—	8.03	(4.40)[4,5,6]		0.31	[7,8,9]	0.29	[7,9]	2.40	[3,9]	30		7
12-31-2009	6.01	0.02	[2,3]	3.26	3.28	— [10]	(0.89)	—	(0.89)	8.40	61.16	[4,5]	0.32	[7,8]	0.28	[7]	0.31	[3]	31		27
12-31-2008[13]	13.31	(0.02)[2,3]		(7.09)	(7.11)	—	(0.19)	—	(0.19)	6.01	(53.39)[4,5,6]		0.33	[7,8,9]	0.28	[7,9]	(0.28)[3,9]		5		25
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Does not take into consideration expense reductions during the periods shown. 9. Annualized. 10. Less than ($0.005) per share. 11. The inception date for Series II shares is 5-1-07. 12. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 13. The inception date for Series III shares is 1-2-08.

American Growth Trust
SERIES I
06-30-2010[1]	13.26	(0.01)[2,3]		(0.74)	(0.75)	—	—	—	—	12.51	(5.66)[4,5,6]		0.63	[7,8]	0.63	[7,8]	(0.17)[2,8]		87		4
12-31-2009	11.61	0.03	[2,3]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88	[4]	0.63	[7]	0.63	[7]	0.24	[2]	93		8
12-31-2008	21.65	0.11	[2,3]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)[4]		0.56	[7]	0.56	[7]	0.64	[2]	75		16
12-31-2007	21.73	0.10	[2,3]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93	[4]	0.37	[7]	0.37	[7]	0.43	[2]	102		9
12-31-2006	19.98	0.13	[2,3]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80	[4]	0.38	[9]	0.38	[9]	0.62	[2]	99		3
12-31-2005	17.28	0.10	[2,3]	2.62	2.72	—	(0.02)	—	(0.02)	19.98	15.78	[4]	0.38	[9]	0.38	[9]	0.54	[2]	57		3
SERIES II
06-30-2010[1]	13.22	(0.02)[2,3]		(0.73)	(0.75)	—	—	—	—	12.47	(5.67)[4,5,6]		0.78	[7,8]	0.78	[7,8]	(0.35)[2,8]		1,018		4
12-31-2009	11.58	0.01	[2,3]	3.80	3.81	(0.01)	(2.16)	—	(2.17)	13.22	38.68	[4]	0.78	[7]	0.78	[7]	0.08	[2]	1,148		8
12-31-2008	21.57	0.07	[2,3]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)[4]		0.69	[7]	0.69	[7]	0.37	[2]	974		16
12-31-2007	21.64	0.06	[2,3]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[4]	0.52	[7]	0.52	[7]	0.28	[2]	1,739		9
12-31-2006	19.90	0.07	[2,3]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[4]	0.53	[9]	0.53	[9]	0.33	[2]	1,485		3
12-31-2005	17.24	0.05	[2,3]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[4]	0.53	[9]	0.53	[9]	0.25	[2]	1,134		3

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Growth Trust (continued)
SERIES III
06-30-2010[1]	13.20	0.01	[2,3]	(0.73)	(0.72)	—	—	—	—	12.48	(5.45)[4,5,6]		0.28	[7,8]	0.28	[7,8]	0.20	[8]	69		4
12-31-2009	11.57	0.11	[2,3]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32	[4]	0.28	[7]	0.28	[7]	0.89	[2]	62		8
12-31-2008[10]	21.53	0.53	[2,3]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)[4]		0.29	[7]	0.29	[7]	3.80	[2]	10		16
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. The inception date for Series III shares is 1-2-08.

American Growth-Income Trust
SERIES I
06-30-2010[1]	13.55	—	[2,3,4]	(1.24)	(1.24)	—	—	—	—	12.31	(9.15)[5,6,7]		0.62	[8,9]	0.62	[8,9]	(0.03)[2,9]		213		4
12-31-2009	11.53	0.23	[2,3]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79	[5]	0.63	[8]	0.63	[8]	1.88	[2]	257		18
12-31-2008	19.53	0.22	[2,3]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)[5]		0.55	[8]	0.55	[8]	1.39	[2]	19		15
12-31-2007	20.19	0.26	[2,3]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	[5]	0.37	[8]	0.37	[8]	1.24	[2]	29		5
12-31-2006	17.81	0.25	[2,3]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80	[5]	0.38	[10]	0.38	[10]	1.35	[2]	20		2
12-31-2005	17.00	0.27	[2,3]	0.65	0.92	(0.08)	(0.03)	—	(0.11)	17.81	5.44	[5]	0.38	[10]	0.38	[10]	1.55	[2]	14		1
SERIES II
06-30-2010[1]	13.54	(0.01)[2,3]		(1.25)	(1.26)	—	—	—	—	12.28	(9.31)[5,6,7]		0.77	[8,9]	0.77	[8,9]	(0.17)[2,9]		838		4
12-31-2009	11.52	0.12	[2,3]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67	[5]	0.78	[8]	0.78	[8]	1.04	[2]	943		18
12-31-2008	19.50	0.20	[2,3]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)[5]		0.69	[8]	0.69	[8]	1.22	[2]	836		15
12-31-2007	20.14	0.22	[2,3]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[5]	0.52	[8]	0.52	[8]	1.05	[2]	1,440		5
12-31-2006	17.77	0.22	[2,3]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[5]	0.53	[10]	0.53	[10]	1.17	[2]	1,237		2
12-31-2005	16.97	0.24	[2,3]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[5]	0.53	[10]	0.53	[10]	1.41	[2]	873		1
SERIES III
06-30-2010[1]	13.52	0.02	[2,3]	(1.24)	(1.22)	—	—	—	—	12.30	(9.02)[5,6,7]		0.27	[8,9]	0.27	[8,9]	0.35	[2,9]	68		4
12-31-2009	11.50	0.26	[2,3]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26	[5]	0.28	[8]	0.28	[8]	2.15	[2]	70		18
12-31-2008[11]	19.30	0.84	[2,3]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[5,7]		0.29	[8,9]	0.29	[8,9]	6.24	[2]	12		15
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Less than ($0.005) per share. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 9. Annualized. 10. Does not include expenses of the investment companies in which the Portfolio invests. 11. The inception date for Series III shares is 1-2-08.

American High-Income Bond Trust
SERIES II
06-30-2010[1]	10.21	0.09	[2,3]	0.27	0.36	—	—	—	—	10.57	3.53	[4,5,6]	0.81	[7,8]	0.79	[8,9]	1.74	[3,8]	53		16
12-31-2009	7.81	0.66	[2,3]	2.34	3.00	(0.60)	—	—	(0.60)	10.21	38.42	[4,5]	0.84	[7,9]	0.78	[9]	7.15	[3]	58		19
12-31-2008	11.33	0.68	[2,3]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[4,5]		0.86	[7,9]	0.78	[9]	6.45	[3]	34		26
12-31-2007[10]	12.50	1.58	[2,3]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[4,6]		0.96	[8]	0.96	[8,9]	19.47	[3,8]	46		3
SERIES III
06-30-2010[1]	10.19	0.16	[2,3]	0.23	0.39	—	—	—	—	10.58	3.83	[4,5,6]	0.31	[7,8]	0.29	[8,9]	3.01	[3,8]	33		16
12-31-2009	7.80	2.33	[2,3]	0.71	3.04	(0.65)	—	—	(0.65)	10.19	39.05	[4,5]	0.34	[7,8,9]	0.28	[9]	22.94		17		19
12-31-2008[11]	11.32	2.53	[2,3]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[4,5,6]		0.36	[7,8,9]	0.28	[8,9]	26.70	[3,8]	—	[12]	26
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 10. The inception date for Series II shares is 5-1-07. 11. The inception date for Series III shares is 1-2-08. 12. Less than $500,000.

American International Trust
SERIES I
06-30-2010[1]	15.52	0.07	[2,3]	(2.16)	(2.09)	—	—	—	—	13.43	(13.47)[4,5,6]		0.63	[7,8]	0.63	[7,8]	0.93	[3,8]	94		8
12-31-2009	14.31	0.17	[2,3]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59	[4]	0.63	[7]	0.63	[7]	1.19	[3]	101		10
12-31-2008	26.71	0.39	[2,3]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)[4]		0.55	[7]	0.55	[7]	1.86	[3]	69		18
12-31-2007	24.92	0.33	[2,3]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58	[4]	0.37	[7]	0.37	[7]	1.23	[3]	106		10
12-31-2006	21.44	0.36	[2,3]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53	[4]	0.38	[9]	0.38	[9]	1.56	[3]	70		6
12-31-2005	19.37	0.34	[2,3]	3.40	3.74	(0.14)	(1.53)	—	(1.67)	21.44	21.07	[4]	0.38	[9]	0.38	[9]	1.75	[3]	35		6

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American International Trust (continued)
SERIES II
06-30-2010[1]	15.51	0.05	[2,3]	(2.15)	(2.10)	—	—	—	—	13.41	(13.54)[4,5,6]		0.78	[7,8]	0.78	[7,8]	0.71	[3,8]	653		8
12-31-2009	14.30	0.13	[2,3]	4.62	4.75	(0.13)	(3.41)	—	(3.54)	15.51	42.41	[4]	0.78	[7]	0.78	[7]	0.91	[3]	760		10
12-31-2008	26.67	0.31	[2,3]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)[4]		0.69	[7]	0.69	[7]	1.46	[3]	637		18
12-31-2007	24.86	0.27	[2,3]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[4]	0.52	[7]	0.52	[7]	1.01	[3]	1,168		10
12-31-2006	21.40	0.30	[2,3]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[4]	0.53	[9]	0.53	[9]	1.30	[3]	951		6
12-31-2005	19.34	0.25	[2,3]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[4]	0.53	[9]	0.53	[9]	1.31	[3]	624		6
SERIES III
06-30-2010[1]	15.47	0.13	[2,3]	(2.19)	(2.06)	—	—	—	—	13.41	(13.32)[4,5,6]		0.28	[7,8]	0.28	[7,8]	1.75	[3,8]	20		8
12-31-2009	14.27	0.64	[2,3]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14	[4]	0.28	[7]	0.28	[7]	4.36	[3]	10		10
12-31-2008[10]	26.60	1.07	[2,3]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[4,6]		0.29	[7,8]	0.29	[7,8]	6.08	[3,8]	—	[11]	18
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. The inception date for Series III shares is 1-2-08. 11. Less than $500,000.

American New World Trust
SERIES I
06-30-2010[1]	11.84	0.07	[2,3]	(0.72)	(0.65)	—	—	—	—	11.19	(5.49)[4,5,6]		0.67	[7,8]	0.65	[7,9]	1.20	[3,9]	4		12
12-31-2009[10]	8.94	0.24	[2,3]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73	[4,5,6]	0.66	[7,8,9]	0.63	[7,9]	3.27	[3,9]	2		22
SERIES II
06-30-2010[1]	11.84	0.01	[2,3]	(0.67)	(0.66)	—	—	—	—	11.18	(5.57)[4,5,6]		0.82	[7,8]	0.80	[7,9]	0.21	[3,9]	68		12
12-31-2009	8.15	0.12	[2,3]	3.80	3.92	(0.10)	(0.13)	—	(0.23)	11.84	48.82	[4,5]	0.84	[7,8]	0.78	[7]	1.17	[3]	77		22
12-31-2008	14.76	0.10	[2,3]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)[4,5]		0.83	[7,8]	0.78	[7]	0.82	[3]	41		60
12-31-2007[11]	12.50	0.56	[2,3]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[4,6]	0.88	[7,9]	0.88	[7,9]	5.79	[3,9]	83		8
SERIES III
06-30-2010	11.81	0.05	[2,3]	(0.68)	(0.63)	—	—	—	—	11.18	(5.33)[4,5,6]		0.32	[7,8]	0.30	[7,9]	0.90	[3,9]	2		12
12-31-2009	8.13	0.24	[2,3]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55	[4,5]	0.34	[7,8]	0.28	[7]	2.31	[3]	2		22
12-31-2008[12]	14.71	0.47	[2,3]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[4,5,6]		0.33	[7,8,9]	0.28	[7,9]	4.60	[3,9]	—	[13]	60
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Does not take into consideration expense reductions during the periods shown. 9. Annualized. 10. The inception date for Series I shares is 5-6-09. 11. The inception date for Series II shares is 5-1-07. 12. The inception date for Series III shares is 1-2-08. 13. Less than $500,000.

Balanced Trust
SERIES I
06-30-2010[1]	14.83	0.11	[2]	(0.65)	(0.54)	—	—	—	—	14.29	(3.64)[3,4,5]		1.04	[6,7]	1.05	[7]	1.47	[7]	—	[8]	31
12-31-2009[9]	12.50	0.11	[2]	2.58	2.69	(0.13)	(0.23)	—	(0.36)	14.83	21.52	[3,4,5]	1.23	[6,7]	1.06	[7]	1.12	[7]	—	[8]	79	[10,11]
SERIES NAV
06-30-2010[1]	14.83	0.11	[2]	(0.65)	(0.54)	—	—	—	—	14.29	(3.64)[3,4,5]		0.99	[6,7]	1.00	[7]	1.45	[7]	56		31
12-31-2009[9]	12.50	0.11	[2]	2.59	2.70	(0.14)	(0.23)	—	(0.37)	14.83	21.58	[3,4,5]	1.18	[6,7]	1.01	[7]	1.18	[7]	33		79	[10,11]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I and Series NAV shares is 4-30-09. 10. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) was 89% for the year ended 12-31-09. 11 The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Blue Chip Growth Trust
SERIES I
06-30-2010[1]	17.45	(0.01)[2]		(1.49)	(1.50)	—	—	—	—	15.95	(8.60)[3,4,5]		0.88	[6,7]	0.85	[7]	(0.06)[7]		281		22
12-31-2009	12.23	0.02	[2]	5.22	5.24	(0.02)	—	—	(0.02)	17.45	42.89	[3,4]	0.89	[6]	0.86		0.11		335		47	[8]
12-31-2008	21.70	0.03	[2]	(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)[3,4]		0.90	[6]	0.87		0.18		281		58
12-31-2007	19.39	0.08	[2]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[3,4,9]	0.88	[6]	0.85		0.40		593		34
12-31-2006	17.73	0.10	[2]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[3,4,10]	0.88	[6]	0.86		0.53		668		37
12-31-2005	16.86	0.04	[2]	0.90	0.94	(0.07)	—	—	(0.07)	17.73	5.60	[3,4]	0.92	[6]	0.89		0.24		769		65[11]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Blue Chip Growth Trust (continued)
SERIES II
06-30-2010[1]	17.39	(0.02)[2]		(1.49)	(1.51)	—	—	—	—	15.88	(8.68)[3,4,5]		1.08	[6,7]	1.05	[7]	(0.26)[7]		114		22
12-31-2009	12.21	(0.01)[2]		5.20	5.19	(0.01)	—	—	(0.01)	17.39	42.56	[3,4]	1.09	[6]	1.06		(0.09)		131		47	[8]
12-31-2008	21.65	—	[2,12]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)[3,4]		1.10	[6]	1.07		(0.02)		102		58
12-31-2007	19.32	0.04	[2]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[3,4,9]	1.08	[6]	1.05		0.21		176		34
12-31-2006	17.68	0.06	[2]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[3,4,10]	1.08	[6]	1.06		0.32		176		37
12-31-2005	16.78	0.01	[2]	0.89	0.90	—	—	—	—	17.68	5.36	[3,4]	1.12	[6]	1.09		0.04		181		65	[11]
SERIES NAV
06-30-2010[1]	17.41	—	[2,12]	(1.49)	(1.49)	—	—	—	—	15.92	(8.56)[3,4,5]		0.83	[6,7]	0.80	[7]	(0.01)[7]		1,030		22
12-31-2009	12.20	0.03	[2]	5.21	5.24	(0.03)	—	—	(0.03)	17.41	42.97	[3,4]	0.84	[6]	0.81		0.18		1,135		47	[8]
12-31-2008	21.66	0.04	[2]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[3,4]		0.85	[6]	0.82		0.23		1,299		58
12-31-2007	19.36	0.10	[2]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[3,4,9]	0.83	[6]	0.80		0.46		2,491		34
12-31-2006	17.71	0.10	[2]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[3,4,10]	0.83	[6]	0.81		0.56		1,880		37
12-31-2005[13]	16.32	0.04	[2]	1.45	1.49	(0.10)	—	—	(0.10)	17.71	9.19	[3,4,5]	0.87	[7,6]	0.84	[7]	0.28	[7]	1,480		65	[11]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 12.70%, 12.51% and 12.76% for Series I, Series II and Series NAV, respectively. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 11. Excludes merger activity. 12. Less than $0.005 per share. 13. The inception date for Series NAV shares is 2-28-05.

Capital Appreciation Trust
SERIES I
06-30-2010[1]	8.90	0.01	[2]	(0.95)	(0.94)	—	—	—	—	7.96	(10.56)[3,4,8]		0.79	[5,6]	0.79	[5]	0.23	[5]	189		34	[7]
12-31-2009	6.27	0.02	[2]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.29	[4,8]	0.80	[6]	0.80		0.26		136		85	[9]
12-31-2008	10.05	0.04	[2]	(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)[8]		0.81		0.81		0.41		114		97
12-31-2007	9.07	0.03	[2]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[4,8,10]	0.82	[6]	0.82		0.31		227		73
12-31-2006	10.02	0.01	[2]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[4,8,11]	0.83	[6]	0.83		0.11		263		114	[7]
12-31-2005	8.79	(0.01)[2]		1.24	1.23	—	—	—	—	10.02	13.99	[8]	0.95		0.95		(0.10)		52		101
SERIES II
06-30-2010[1]	8.83	—	[2,12]	(0.94)	(0.94)	—	—	—	—	7.89	(10.65)[3,4,8]		0.99	[5,6]	0.99	[5]	—	[5,13]	70		34	[7]
12-31-2009	6.22	—	[2,12]	2.61	2.61	— [12]	—	—	— [12]	8.83	42.04	[4,8]	1.00	[6]	1.00		0.06		71		85	[9]
12-31-2008	9.96	0.02	[2]	(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)[8]		1.01		1.01		0.21		52		97
12-31-2007	8.99	0.01	[2]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[4,8,10]	1.02	[6]	1.02		0.11		97		73
12-31-2006	9.96	(0.01)[2]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[4,8,11]	1.03	[6]	1.03		(0.09)		113		114	[7]
12-31-2005	8.76	(0.02)[2]		1.22	1.20	—	—	—	—	9.96	13.70	[8]	1.15		1.15		(0.27)		47		101
SERIES NAV
06-30-2010[1]	8.90	0.01	[2]	(0.94)	(0.93)	—	—	—	—	7.97	(10.45)[3,4,8]		0.74	[5,6]	0.74	[5]	0.24	[5]	709		34	[7]
12-31-2009	6.27	0.02	[2]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.36	[4,8]	0.75	[6]	0.75		0.31		791		85	[9]
12-31-2008	10.06	0.04	[2]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)[8]		0.76		0.76		0.46		526		97
12-31-2007	9.08	0.03	[2]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[4,8,10]	0.77	[6]	0.77		0.36		780		73
12-31-2006	10.02	0.01	[2]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[4,8,11]	0.78	[6]	0.78		0.15		627		114	[7]
12-31-2005[14]	8.51	(0.01)[2]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[3,8]	0.88	[5]	0.88	[5]	(0.18)[5]		207		101
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Excludes merger activity. 8. Assumes dividend reinvestment (if applicable). 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Payments from Affiliates increased the end of period net asset value per share by the following amounts: less than $0.005 for Series I and Series II and $0.01 for Series NAV. The total returns excluding the payment from affiliates was 11.61%, 11.36% and 11.58% for Series I, Series II and Series NAV, respectively. 11. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 12. Less than $0.005 per share. 13. Less than (0.005%). 14. The inception date for Series NAV shares is 2-28-05.

Capital Appreciation Value Trust
SERIES I
06-30-2010[1]	11.47	0.08	[2]	(0.31)	(0.23)	—	—	—	—	11.24	(2.01)[3,4,5]		1.02	[6,7]	0.98	[6]	1.38	[6]	1		35
12-31-2009	9.02	0.20	[2]	2.52	2.72	(0.22)	(0.05)	—	(0.27)	11.47	30.06	[4,5]	1.05	[7]	1.01		1.93		1		91	[8]
12-31-2008[9]	12.50	0.15	[2]	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[3,4,5]		1.22	[6,7]	1.18	[6]	2.01	[6]	—	[10]	55	[11]
SERIES II
06-30-2010[1]	11.46	0.07	[2]	(0.30)	(0.23)	—	—	—	—	11.23	(2.01)[3,4,5]		1.22	[6,7]	1.18	[6]	1.15	[6]	302		35
12-31-2009	9.02	0.17	[2]	2.52	2.69	(0.20)	(0.05)	—	(0.25)	11.46	29.84	[4,5]	1.25	[7]	1.21		1.70		337		91	[8]
12-31-2008[9]	12.50	0.16	[2]	(3.58)	(3.42)	(0.06)	—	—	(0.06)	9.02	(27.37)[3,4,5]		1.42	[6,7]	1.38	[6]	2.46	[6]	141		55	[11]

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Trust (continued)
SERIES NAV
06-30-2010[1]	11.46	0.08	[2]	(0.30)	(0.22)	—	—	—	—	11.24	(1.92)[3,4,5]	0.97	[6,7]	0.93	[6]	1.43	[6]	4		35
12-31-2009	9.02	0.19	[2]	2.52	2.71	(0.22)	(0.05)	—	(0.27)	11.46	30.12 [4,5]	1.00	[7]	0.96		1.89		3		91	[8]
12-31-2008[9]	12.50	0.16	[2]	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[3,4,5]	1.17	[6,7]	1.13	[6]	2.26	[6]	1		55	[11]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series I, Series II and Series NAV shares is 4-28-08. 10. Less than $500,000. 11. The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended is 63%.

Core Allocation Trust
SERIES I
06-30-2010[1]	14.76	(0.01)[2,13]		(0.62)	(0.63)	—	—	—	—	14.13	(4.27)[3,4,5]	0.23	[6,7,8]	0.14	[6,7]	(0.14)[7,13]		6		9
12-31-2009[9]	12.50	0.46	[2,13]	2.33	2.79	(0.24)	(0.29)	—	(0.53)	14.76	22.25 [3,4,5]	0.50	[6,7,8]	0.12	[6,7]	4.77	[7,13]	4		18
SERIES II
06-30-2010[1]	14.77	(0.02)[2,13]		(0.63)	(0.65)	—	—	—	—	14.12	(4.40)[3,4,5]	0.43	[6,7,8]	0.34	[6,7]	(0.34)[7,13]		49		9
12-31-2009[9]	12.50	0.37	[2,13]	2.40	2.77	(0.21)	(0.29)	—	(0.50)	14.77	22.10 [3,4,5]	0.70	[6,7,8]	0.32	[6,7]	3.84	[7,13]	31		18
SERIES NAV
06-30-2010[1,10]	15.56	—	[2,11,13]	(1.43)	(1.43)	—	—	—	—	14.13	(9.19)[3,4,5]	0.20	[6,7,8]	0.12	[6,7]	(0.13)[7,13]		—	[12]	9
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.48% – 0.99% and 0.49% – 1.06%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the year ended 12-31-09, respectively. 7. Annualized. 8. Does not take into consideration expense reductions during the periods shown. 9. The inception date for Series I and Series II shares is 5-1-09. 10. The inception date for Series NAV shares is 4-30-10. 11. Less than ($0.005) per share. 12. Less than $500,000. 13. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

Core Allocation Plus Trust
SERIES I
06-30-2010[1]	10.13	0.07	[2]	(0.52)	(0.45)	—	—	—	—	9.68	(4.44)[3,4,5]	1.04	[6,7]	1.04	[7]	1.33	[7]	23		71
12-31-2009	8.50	0.11	[2]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20 [3,4]	1.12	[6]	1.12		1.16		25		174	[8,9]
12-31-2008[10]	12.50	0.12	[2]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[3,4,5]	1.63	[6]	1.63		1.12		11		97	[8]
SERIES II
06-30-2010[1]	10.14	0.06	[2]	(0.53)	(0.47)	—	—	—	—	9.67	(4.64)[3,4,5]	1.24	[6,7]	1.24	[7]	1.13	[7]	147		71
12-31-2009	8.50	0.09	[2]	2.04	2.13	(0.14)	(0.35)	—	(0.49)	10.14	25.10 [3,4]	1.32	[6]	1.32		0.98		157		174	[8,9]
12-31-2008[10]	12.50	0.09	[2]	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[3,4,5]	1.83	[6]	1.83		0.92		56		97	[8]
SERIES NAV
06-30-2010[1]	10.13	0.07	[2]	(0.52)	(0.45)	—	—	—	—	9.68	(4.44)[3,4,5]	0.99	[6,7]	0.99	[7]	1.40	[7]	36		71
12-31-2009	8.49	0.12	[2]	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41 [3,4]	1.07	[6]	1.07		1.23		22		174	[8,9]
12-31-2008[10]	12.50	0.13	[2]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[3,4,5]	1.59	[6]	1.59		1.15		4		97	[8]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The Portfolio turnover rate including the effect of “TBA” (to be announced) for the period ended were as follows: 213% for 12-31-09 and 122% for 12-31-08. 9 The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.  10 The inception date for Series I, Series II and Series NAV shares is 1-2-08.

Core Disciplined Diversification Trust
SERIES II
06-30-2010[1]	15.32	(0.03)[2,3]		(0.62)	(0.65)	—	—	—	—	14.67	(4.24)[4,5,6]	0.39	[7,8]	0.34	[7,8]	(0.34)[3,7]		89		5
12-31-2009[9]	12.50	0.47	[2,3]	2.66	3.13	(0.25)	(0.06)	—	(0.31)	15.32	25.02 [4,5,6]	0.54	[7,8]	0.32	[7,8]	4.74	[3,7]	62		8
SERIES NAV
06-30-2010[1,10]	16.15	—	[2,3,11]	(1.47)	(1.47)	—	—	—	—	14.68	(9.10)[4,5,6]	0.14	[7,8]	0.11	[7,8]	(0.11)[3,7]		—	[12]	5
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.48% – 0.77% and 0.49% – 0.70%, based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the year ended 12-31-09, respectively. 9. The inception date for Series II shares is 5-1-09. 10. The inception date for Series NAV shares is 4-30-10. 11. Less than ($0.005) per share. 12. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)		From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Diversified Growth & Income Trust
SERIES I
06-30-2010[1]	11.15	—	[2,3,4]	(0.49)	(0.49)	—	—		—	—	10.66	(4.39)[5,6,7]	2.86	[8,9]	0.44	[8,9]	0.04	[3,9]	2		8
12-31-2009	8.71	0.74	[2,3]	1.88	2.62	(0.18)	—		—	(0.18)	11.15	30.07 [5,6]	5.91	[8]	0.51	[8]	7.06	[3]	1		157
12-31-2008[10]	12.50	0.23	[2,3]	(3.79)	(3.56)	(0.23)	—		—	(0.23)	8.71	(28.43)[5,6,7]	5.68	[8,9]	0.66	[8,9]	4.41	[3,9]	—	[11]	7
SERIES II
06-30-2010[1]	11.15	(0.01)[2,3]		(0.49)	(0.50)	—	—		—	—	10.65	(4.48)[5,6,7]	2.93	[8,9]	0.64	[8,9]	(0.22)[3,9]		1		8
12-31-2009	8.71	0.14	[2,3]	2.46	2.60	(0.16)	—		—	(0.16)	11.15	29.87 [5,6]	6.06	[8]	0.77	[8]	1.47	[3]	1		157
12-31-2008[10]	12.50	0.22	[2,3]	(3.79)	(3.57)	(0.22)	—		—	(0.22)	8.71	(28.49)[5,6,7]	5.83	[8,9]	0.82	[8,9]	4.26	[3,9]	1		7
SERIES III
06-30-2010[1]	11.14	0.01	[2,3]	(0.49)	(0.48)	—	—		—	—	10.66	(4.31)[5,6,7]	2.46	[8,9]	0.24	[8,9]	0.18	[3,9]	—	[11]	8
12-31-2009	8.71	0.19	[2,3]	2.46	2.65	(0.22)	—		—	(0.22)	11.14	30.42 [5,6]	5.56	[8]	0.29	[8]	1.96	[3]	—	[11]	157
12-31-2008[10]	12.50	0.25	[2,3]	(3.79)	(3.54)	(0.25)	—		—	(0.25)	8.71	(28.27)[5,6,7]	5.33	[8,9]	0.31	[8,9]	4.77	[3,9]	—	[11]	7
SERIES NAV
06-30-2010[1]	11.13	0.02	[2,3]	(0.49)	(0.47)	—	—		—	—	10.66	(4.22)[5,6,7]	2.24	[8,9]	0.09	[8,9]	0.33	[3,9]	—	[11]	8
12-31-2009	8.70	0.21	[2,3]	2.46	2.67	(0.24)	—		—	(0.24)	11.13	30.79 [5,6]	5.32	[8]	0.07	[8]	2.19	[3]	—	[11]	157
12-31-2008[10]	12.50	0.26	[2,3]	(3.80)	(3.54)	(0.26)	—		—	(0.26)	8.70	(28.24)[5,6,7]	5.09	[8,9]	0.06	[8,9]	5.02	[3,9]	—	[11]	7
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.56%, 0.29% – 0.56% and 0.25% – 0.73% based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the year ended 12-31-09 and 12-31-08, respectively. 9. Annualized. 10. The inception date for Series I, Series II, Series III and Series NAV shares is 7-1-08. 11. Less than $500,000.

Core Fundamental Holdings Trust
SERIES I
06-30-2010[1,2]	15.31	0.02	[3,4]	(1.15)	(1.13)	—	—		—	—	14.18	(7.38)[5,6,7]	0.45	[8,9,12]	0.44	[8,12]	0.91	[8]	—	[10]	2
SERIES II
06-30-2010[1]	14.67	(0.01)[3,4]		(0.48)	(0.49)	—	—		—	—	14.18	(3.34)[5,6,7]	0.66	[8,9,12]	0.62	[8,12]	(0.09)[8]		156		2
12-31-2009[11]	12.50	0.40	[3,4]	1.98	2.38	(0.20)	(0.01)		—	(0.21)	14.67	19.05 [5,6,7]	0.74	[8,9,12]	0.60	[8,12]	4.21	[4,8]	105		11
SERIES III
06-30-2010[1]	14.65	0.02	[3,4]	(0.48)	(0.46)	—	—		—	—	14.19	(3.14)[5,6,7]	0.26	[8,9,12]	0.22	[8,12]	0.30	[8]	14		2
12-31-2009[11]	12.50	0.42	[3,4]	2.00	2.42	(0.26)	(0.01)		—	(0.27)	14.65	19.35 [5,6,7]	0.34	[8,9,12]	0.20	[8,12]	4.42	[4,8]	9		11
1. Unaudited. 2. The inception date for Series I shares is 4-30-10. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Assumes dividend reinvestment (if applicable). 8. Annualized. 9. Does not take into consideration expense reductions during the periods shown. 10. Less than $500,000. 11. The inception date for Series II and Series III shares is 5-1-09. 12. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.41% – 0.64% and 0.29% – 0.54% based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and year ended 12-31-09, respectively.

Core Global Diversification Trust
SERIES I
06-30-2010[1,2]	15.50	0.03	[3,4]	(1.22)	(1.19)	—	—		—	—	14.31	(7.68)[5,6,7]	0.45	[8,9]	0.44	[8,9]	1.37	[4,8]	—	[10]	5
SERIES II
06-30-2010[1]	15.21	—	[3,4,11]	(0.90)	(0.90)	—	—		—	—	14.31	(5.92)[5,6,7]	0.65	[8,9]	0.62	[8,9]	0.05	[4,8]	184		5
12-31-2009[12]	12.50	0.45	[3,4]	2.46	2.91	(0.20)	—	[11]	—	(0.20)	15.21	23.26 [5,6,7]	0.74	[8,9]	0.60	[8,9]	4.49	[4,8]	129		20
SERIES III
06-30-2010[1]	15.19	0.04	[3,4]	(0.91)	(0.87)	—	—		—	—	14.32	(5.73)[5,6,7]	0.25	[8,9]	0.22	[8,9]	0.56	[4,8]	12		5
12-31-2009[12]	12.50	0.50	[3,4]	2.45	2.95	(0.26)	—	[11]	—	(0.26)	15.19	23.58 [5,6,7]	0.34	[8,9]	0.20	[8,9]	5.02	[4,8]	6		20
1. Unaudited. 2. The inception date for Series I shares is 4-30-10. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.56% based on the mix of underlying funds held by the portfolio for the period ended 6-30-10 and the year ended 12-31-09. 10. Less than $500,000. 11. Less than ($0.005) per share. 12. The inception date for Series II and Series III shares is 5-1-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Disciplined Diversification Trust
SERIES I
06-30-2010[1]	11.03	0.09	[2]	(0.48)	(0.39)	—	—	—	—	10.64	(3.54)[3,4,5]		0.92	[6,7]	0.81	[7]	1.68	[7]	—	[8]	3
12-31-2009	8.90	0.16	[2]	2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	[3,5]	0.94	[6]	0.75		1.72		—	[8]	62	[9]
12-31-2008[10]	12.50	0.19	[2]	(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[3,4]		1.04	[6,7,11]	0.75	[7,11]	2.63	[7]	1		7	[4]
SERIES II
06-30-2010[1]	11.04	0.09	[2]	(0.49)	(0.40)	—	—	—	—	10.64	(3.62)[3,4,5]		1.12	[6,7]	1.01	[7]	1.53	[7]	209		3
12-31-2009	8.91	0.16	[2]	2.24	2.40	(0.19)	(0.08)	—	(0.27)	11.04	26.96	[3,5]	1.14	[6]	0.95		1.58		221		62	[9]
12-31-2008[10]	12.50	0.15	[2]	(3.64)	(3.49)	(0.09)	(0.01)	—	(0.10)	8.91	(27.96)[3,4]		1.24	[6,7,11]	0.95	[7,11]	2.13	[7]	117		7	[4]
SERIES NAV
06-30-2010[1]	11.03	0.10	[2]	(0.49)	(0.39)	—	—	—	—	10.64	(3.54)[3,4,5]		0.87	[6,7]	0.76	[7]	1.83	[7]	63		3
12-31-2009	8.90	0.17	[2]	2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	[3,5]	0.89	[6]	0.70		1.66		46		62	[9]
12-31-2008[10]	12.50	0.16	[2]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[3,4]		0.99	[6,7,11]	0.70	[7,11]	2.40	[7]	2		7	[4]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Less than $500,000. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. The inception date for Series I, Series II and Series NAV shares is 4-28-08. 11. Does not include expenses of the investment companies in which the Portfolio invests.

Emerging Markets Value Trust
SERIES I
06-30-2010[1]	13.52	0.06	[2]	(0.77)	(0.71)	—	—	—	—	12.81	(5.25)[3,4,5]		1.13	[6,7]	1.13	[6]	0.89	[6]	6		12
12-31-2009	6.74	0.07	[2]	6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	[3,4]	1.13	[7]	1.13		0.68		8		28	[8]
12-31-2008	14.64	0.25	[2]	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)[3,4]		1.14	[7]	1.14		2.53		3		19
12-31-2007[9]	12.50	0.14	[2]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[3,4,5]	1.14	[6,7]	1.13	[6]	1.46	[6]	1		9
SERIES NAV
06-30-2010[1]	13.51	0.07	[2]	(0.77)	(0.70)	—	—	—	—	12.81	(5.18)[3,4,5]		1.08	[6,7]	1.08	[6]	1.01	[6]	981		12
12-31-2009	6.73	0.08	[2]	6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	[3,4]	1.08	[7]	1.08		0.84		1,028		28	[8]
12-31-2008	14.56	0.27	[2]	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)[3,4]		1.09	[7]	1.09		2.42		300		19
12-31-2007[9]	12.50	0.15	[2]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[3,4,5]	1.09	[6,7]	1.08	[6]	1.61	[6]	517		9
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series I and Series NAV shares is 5-1-07.

Equity-Income Trust
SERIES I
06-30-2010[1]	12.27	0.10	[2]	(0.82)	(0.72)	—	—	—	—	11.55	(5.87)[3,4,5]		0.88	[6,7]	0.85		1.58		308		6
12-31-2009	9.96	0.22	[2]	2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	[3,4]	0.90	[7]	0.86		2.17		352		17	[8,9]
12-31-2008	16.47	0.34	[2]	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)[3,4]		0.91	[7]	0.87		2.48		344		32
12-31-2007	18.52	0.32	[2]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[3,4,10]	0.89	[7]	0.86		1.73		694		25
12-31-2006	16.87	0.27	[2]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[3,4,11]	0.89	[7]	0.87		1.60		830		16
12-31-2005	17.04	0.25	[2]	0.38	0.63	(0.21)	(0.59)	—	(0.80)	16.87	3.92	[3,4]	0.91	[7]	0.89		1.53		846		48	[8]
SERIES II
06-30-2010[1]	12.24	0.09	[2]	(0.82)	(0.73)	—	—	—	—	11.51	(5.96)[3,4,5]		1.08	[7,6]	1.05		1.38		154		6
12-31-2009	9.93	0.20	[2]	2.32	2.52	(0.21)	—	—	(0.21)	12.24	25.54	[3,4]	1.10	[7]	1.06		1.96		172		17	[8,9]
12-31-2008	16.42	0.32	[2]	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)[3,4]		1.11	[7]	1.07		2.30		147		32
12-31-2007	18.44	0.28	[2]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[3,4,10]	1.09	[7]	1.06		1.54		278		25
12-31-2006	16.81	0.24	[2]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[3,4,11]	1.09	[7]	1.07		1.40		320		16
12-31-2005	16.96	0.22	[2]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[3,4]	1.11	[7]	1.08		1.35		304		48	[8]
SERIES NAV
06-30-2010[1]	12.23	0.10	[2]	(0.81)	(0.71)	—	—	—	—	11.52	(5.81)[3,4,5]		0.83	[6,7]	0.80		1.63		1,283		6
12-31-2009	9.93	0.22	[2]	2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	[3,4]	0.85	[7]	0.81		2.13		1,390		17	[8,9]
12-31-2008	16.43	0.35	[2]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[3,4]		0.86	[7]	0.82		2.55		808		32
12-31-2007	18.49	0.33	[2]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[3,4,10]	0.84	[7]	0.81		1.79		1,431		25
12-31-2006	16.85	0.28	[2]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[3,4,11]	0.84	[7]	0.82		1.65		1,290		16
12-31-2005[12]	17.11	0.23	[2]	0.34	0.57	(0.24)	(0.59)	—	(0.83)	16.85	3.57	[3,4,5]	0.86	[6,7]	0.83	[6]	1.64	[6]	1,189		48	[8]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Excludes merger activity. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: Less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was 3.35%, 3.10% and 3.39% for Series I, Series II and Series NAV, respectively. 11. An affiliate of the Portfolio made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 12. The inception date for Series NAV shares is 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Services Trust
SERIES I
06-30-2010[1]	10.58	0.06	[2]	(0.74)	(0.68)	—	—	—	—	9.90	(6.43)[3,4,5]	0.93	[6,7]	0.93	[7]	1.19	[7]	112	7
12-31-2009	7.53	0.05	[2]	3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41 [3,4]	0.96	[6]	0.96		0.63		45	13	[8]
12-31-2008	14.54	0.10	[2]	(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)[3,4]	0.95	[6]	0.95		0.91		33	11
12-31-2007	18.78	0.13	[2]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[3,4,9]	0.91	[6]	0.91		0.68		52	12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.06)	— [10]	—	(0.06)	18.78	23.12 [3,4,11]	0.91	[6]	0.91		0.58		80	12
12-31-2005	14.00	0.07	[2]	1.29	1.36	(0.05)	—	—	(0.05)	15.31	9.78 [3,4]	1.01	[6]	0.99		0.47		54	51
SERIES II
06-30-2010[1]	10.54	0.04	[2]	(0.73)	(0.69)	—	—	—	—	9.85	(6.55)[3,4,5]	1.13	[6,7]	1.13	[7]	0.78	[7]	28	7
12-31-2009	7.51	0.04	[2]	3.04	3.08	(0.05)	—	—	(0.05)	10.54	40.98 [3,4]	1.16	[6]	1.16		0.43		34	13	[8]
12-31-2008	14.48	0.08	[2]	(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)[3,4]	1.15	[6]	1.15		0.71		26	11
12-31-2007	18.67	0.09	[2]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[3,4,9]	1.11	[6]	1.11		0.49		43	12
12-31-2006	15.24	0.06	[2]	3.40	3.46	(0.03)	— [10]	—	(0.03)	18.67	22.77 [3,4,11]	1.11	[6]	1.11		0.38		62	12
12-31-2005	13.93	0.04	[2]	1.30	1.34	(0.03)	—	—	(0.03)	15.24	9.62 [3,4]	1.21	[6]	1.19		0.27		44	51
SERIES NAV
06-30-2010[1]	10.57	0.05	[2]	(0.74)	(0.69)	—	—	—	—	9.88	(6.53)[3,4,5]	0.88	[6,7]	0.88	[7]	1.03	[7]	21	7
12-31-2009	7.52	0.06	[2]	3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53 [3,4]	0.91	[6]	0.91		0.68		25	13	[8]
12-31-2008	14.53	0.11	[2]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[3,4]	0.90	[6]	0.90		0.97		20	11
12-31-2007	18.77	0.14	[2]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[3,4,9]	0.86	[6]	0.86		0.75		42	12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.07)	— [10]	—	(0.07)	18.77	23.16 [3,4,11]	0.86	[6]	0.86		0.63		55	12
12-31-2005[12]	13.32	0.05	[2]	1.94	1.99	—	—	—	—	15.31	14.94 [3,4,5]	0.92	[6,7]	0.88	[7]	0.52	[7]	54	51
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: Less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was (6.82)%, (6.99)% and (6.74)% for Series I, Series II and Series NAV, respectively. 10. Less than $0.005 per share. 11. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 12. The inception date for Series NAV shares is 4-29-05.

Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2010[1]	9.33	—	[2,3,4]	(0.54)	(0.54)	—	—	—	—	8.79	(5.79)[5,6,7]	0.12	[8,9,10]	0.09	[9,10,11]	(0.09)[9]		40	1
12-31-2009	7.36	0.39	[3,4]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47 [5,6]	0.12	[8,10]	0.08	[10,11]	4.68		43	8
12-31-2008[12]	11.16	0.59	[3,4]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[5,6,7]	0.15	[8,9,10]	0.08	[9,10,11]	7.77	[9]	12	4	[7]
SERIES II
06-30-2010[1]	9.35	(0.01)[3,4]		(0.54)	(0.55)	—	—	—	—	8.80	(5.88)[5,6,7]	0.32	[8,9,10]	0.29	[9,10,11]	(0.29)[4,9]		1,214	1
12-31-2009	7.38	0.32	[3,4]	1.98	2.30	(0.33)	—	—	(0.33)	9.35	31.12 [5,6]	0.32	[8,10]	0.28	[10,11]	3.89	[4]	1,358	8
12-31-2008	12.05	0.29	[3,4]	(4.53)	(4.24)	(0.25)	(0.18)	—	(0.43)	7.38	(35.55)[5,6]	0.33	[8,10]	0.28	[10,11]	2.94	[4]	1,111	4
12-31-2007[13]	12.50	0.12	[3,4]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[5,6,7]	0.33	[8,9,10]	0.28	[9,10,11]	1.47	[4,9]	1,139	2	[7]
SERIES NAV
06-30-2010[1]	9.33	—	[2,3,4]	(0.54)	(0.54)	—	—	—	—	8.79	(5.79)[5,6,7]	0.07	[8,9,10]	0.04	[9,10,11]	(0.04)[9]		6	1
12-31-2009	7.36	0.53	[3,4]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54 [5,6]	0.07	[8,10]	0.03	[10,11]	6.34		5	8
12-31-2008[14]	11.26	0.60	[3,4]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[5,6,7]	0.08	[8,9,10]	0.03	[9,10,11]	10.86	[9]	1	4	[7]
1. Unaudited. 2. Less than $0.005 per share. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Does not take into consideration expense reductions during the periods shown. 9. Annualized. 10. Does not include expenses of the investment companies in which the Portfolio invests. 11. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.86% – 1.03%, 0.86% – 1.03%, 0.87% – 1.06% and 0.86% – 1.06% based on the mix of underlying funds held by the Portfolio for the period ended 6-30-2010 and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 12. The inception date for Series I shares is 1-28-08. 13. The inception date for Series II shares is 5-1-07. 14. The inception date for Series NAV shares is 4-28-08.

Fundamental Value Trust
SERIES I
06-30-2010[1]	12.79	0.05	[2]	(0.95)	(0.90)	—	—	—	—	11.89	(7.04)[3,4,5]	0.85	[6,7]	0.85	[6]	0.81	[6]	384	11
12-31-2009	9.79	0.10	[2]	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78 [3,5]	0.83	[7]	0.83		0.92		448	22	[8,9]
12-31-2008	16.50	0.13	[2]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[3,5]	0.86	[7]	0.86		1.04		406	28	[8]
12-31-2007	16.82	0.19	[2]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04 [3,5]	0.85	[7]	0.85		1.13		177	8
12-31-2006	15.32	0.13	[2]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51 [3,5]	0.86	[7]	0.86		0.86		204	18
12-31-2005	14.14	0.12	[2]	1.12	1.24	(0.06)	—	—	(0.06)	15.32	8.84 [3,5]	0.92	[7]	0.90		0.84		202	36

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental Value Trust (continued)
SERIES II
06-30-2010[1]	12.77	0.04	[2]	(0.96)	(0.92)	—	—	—	—	11.85	(7.20)[3,4,5]		1.05	[6,7]	1.05	[6]	0.61	[6]	301		11
12-31-2009	9.77	0.08	[2]	3.00	3.08	(0.08)	—	—	(0.08)	12.77	31.59	[3,5]	1.03	[7]	1.03		0.71		344		22	[8,9]
12-31-2008	16.45	0.12	[2]	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)[3,5]		1.06	[7]	1.06		0.84		282		28	[8]
12-31-2007	16.74	0.16	[2]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[3,5]	1.05	[7]	1.05		0.92		445		8
12-31-2006	15.26	0.10	[2]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[3,5]	1.06	[7]	1.06		0.66		391		18
12-31-2005	14.07	0.09	[2]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[3,5]	1.12	[7]	1.10		0.63		270		36
SERIES NAV
06-30-2010[1]	12.75	0.06	[2]	(0.96)	(0.90)	—	—	—	—	11.85	(7.06)[3,4,5]		0.80	[6,7]	0.80	[6]	0.87	[6]	967		11
12-31-2009	9.76	0.10	[2]	3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84	[3,5]	0.78	[7]	0.78		0.95		1,034		22	[8,9]
12-31-2008	16.45	0.15	[2]	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)[3,5]		0.81	[7]	0.81		1.11		684		28	[8]
12-31-2007	16.78	0.20	[2]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[3,5]	0.80	[7]	0.80		1.18		789		8
12-31-2006	15.29	0.14	[2]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[3,5]	0.81	[7]	0.81		0.91		612		18
12-31-2005[10]	14.37	0.13	[2]	0.89	1.02	(0.10)	—	—	(0.10)	15.29	7.14	[3,4,5]	0.85	[6,7]	0.82	[6]	1.08	[6]	482		36
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Excludes merger activity. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. The inception date for Series NAV shares is 2-28-05.

Global Trust
SERIES I
06-30-2010[1]	13.64	0.15	[2]	(1.79)	(1.64)	—	—	—	—	12.00	(12.02)[3,4,5]		0.97	[6,7]	0.95	[7]	2.31	[7]	156		4
12-31-2009	10.54	0.18	[2]	3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	[3,4]	0.96	[6]	0.93		1.58		182		10	[8]
12-31-2008	17.91	0.33	[2]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[3,4]		1.00	[6]	0.99		2.26		131		12
12-31-2007	19.20	0.26	[2]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[3,4,9]	0.97	[6]	0.96		1.35		303		40
12-31-2006	16.17	0.27	[2]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[3,4]	1.01	[6]	0.99		1.58		359		27
12-31-2005	14.79	0.22	[2]	1.35	1.57	(0.19)	—	—	(0.19)	16.17	10.72	[3,4]	1.05	[6]	1.00		1.43		344		24
SERIES II
06-30-2010[1]	13.60	0.14	[2]	(1.78)	(1.64)	—	—	—	—	11.96	(12.06)[3,4,5]		1.17	[6,7]	1.15	[7]	2.11	[7]	30		4
12-31-2009	10.51	0.16	[2]	3.10	3.26	(0.17)	—	—	(0.17)	13.60	31.10	[3,4]	1.16	[6]	1.13		1.41		36		10	[8]
12-31-2008	17.84	0.30	[2]	(7.37)	(7.07)	(0.26)	—	—	(0.26)	10.51	(39.64)[3,4]		1.20	[6]	1.19		2.04		31		12
12-31-2007	19.10	0.25	[2]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[3,4,9]	1.17	[6]	1.16		1.27		65		40
12-31-2006	16.09	0.24	[2]	2.97	3.21	(0.20)	—	—	(0.20)	19.10	20.09	[3,4]	1.21	[6]	1.19		1.38		41		27
12-31-2005	14.73	0.18	[2]	1.35	1.53	(0.17)	—	—	(0.17)	16.09	10.50	[3,4]	1.25	[6]	1.19		1.21		36		24
SERIES NAV
06-30-2010[1]	13.63	0.16	[2]	(1.79)	(1.63)	—	—	—	—	12.00	(11.96)[3,4,5]		0.92	[6,7]	0.90	[7]	2.37	[7]	413		4
12-31-2009	10.53	0.19	[2]	3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46	[3,4]	0.91	[6]	0.88		1.67		473		10	[8]
12-31-2008	17.90	0.32	[2]	(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)[3,4]		0.95	[6]	0.94		2.22		375		12
12-31-2007	19.20	0.21	[2]	0.04 [10]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[3,4,9]	0.92	[6]	0.91		1.12		384		40
12-31-2006	16.17	0.27	[2]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[3,4]	0.96	[6]	0.96		1.56		2		27
12-31-2005[11]	14.36	0.11	[2]	1.70	1.81	—	—	—	—	16.17	12.60	[3,4,5]	0.97	[6,7]	0.91	[7]	0.99	[7]	—	[12]	24
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.03, $0.04 and less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 1.11%, 0.87% and 1.32% for Series I, Series II and Series NAV, respectively. 10. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 11. The inception date for Series NAV shares is 4-29-05. 12. Less than $500,000.

Growth Equity Trust
SERIES NAV
06-30-2010[1]	9.85	0.02	[2]	(1.00)	(0.98)	—	—	—	—	8.87	(9.95)[3,4,5]		0.79	[6,7]	0.79	[7]	0.31	[7]	498		45
12-31-2009	7.45	0.03	[2]	2.40	2.43	(0.03)	—	—	(0.03)	9.85	32.59	[3,4]	0.79	[6]	0.79		0.35		550		109	[8]
12-31-2008[9]	12.50	0.02	[2]	(5.06)	(5.04)	(0.01)	—	—	(0.01)	7.45	(40.36)[3,4,5]		0.80	[6,7]	0.80	[7]	0.23	[7]	299		74
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series NAV shares is 4-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
SERIES I
06-30-2010[1]	13.44	(0.03)[2]	(0.63)	(0.66)	—	—	—	—	12.78	(4.91)[3,4,5]		1.17	[5,6]	1.12	[5]	(0.45)[5]	47	21
12-31-2009	10.35	(0.05)[2]	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81	[3,4]	1.19	[6]	1.14		(0.48)	55	35
12-31-2008	15.10	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)[3,4]		1.22	[6]	1.17		(0.58)	91	51
12-31-2007	15.71	(0.08)[2]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[3,4,7]	1.19	[6]	1.14		(0.52)[8]	143	50
12-31-2006	15.97	(0.12)[2]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[3,4]	1.19	[6]	1.16		(0.77)	133	52
12-31-2005	15.44	(0.13)[2]	1.81	1.68	—	(1.15)	—	(1.15)	15.97	12.50	[3,4]	1.22	[6]	1.19		(0.89)	132	67	[9]
SERIES II
06-30-2010[1]	13.19	(0.04)[2]	(0.62)	(0.66)	—	—	—	—	12.53	(5.00)[3,4,5]		1.37	[5,6]	1.32	[5]	(0.64)[5]	51	21
12-31-2009	10.18	(0.08)[2]	3.24	3.16	—	(0.15)	—	(0.15)	13.19	31.55	[3,4]	1.39	[6]	1.34		(0.69)	54	35
12-31-2008	14.89	(0.10)[2]	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)[3,4]		1.42	[6]	1.37		(0.77)	48	51
12-31-2007	15.56	(0.11)[2]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[3,4,7]	1.39	[6]	1.34		(0.72)[8]	81	50
12-31-2006	15.86	(0.15)[2]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[3,4]	1.39	[6]	1.36		(0.97)	81	52
12-31-2005	15.37	(0.16)[2]	1.80	1.64	—	(1.15)	—	(1.15)	15.86	12.28	[3,4]	1.42	[6]	1.39		(1.09)	85	67	[9]
SERIES NAV
06-30-2010[1]	13.47	(0.03)[2]	(0.62)	(0.65)	—	—	—	—	12.82	(4.83)[3,4,5]		1.12	[5,6]	1.07	[5]	(0.40)[5]	24	21
12-31-2009	10.37	(0.05)[2]	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85	[3,4]	1.14	[6]	1.09		(0.45)	26	35
12-31-2008	15.12	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[3,4]		1.17	[6]	1.12		(0.53)	21	51
12-31-2007	15.72	(0.08)[2]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[3,4,7]	1.14	[6]	1.09		(0.48)[8]	34	50
12-31-2006	15.98	(0.11)[2]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[3,4]	1.14	[6]	1.11		(0.72)	30	52
12-31-2005[10]	12.99	(0.08)[2]	3.07	2.99	—	—	—	—	15.98	23.02	[3,4]	1.12	[5,6]	1.12	[5]	(0.81)[5]	29	67	[9]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable). 5. Annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.01 and less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 17.60%, 17.37% and 17.73% for Series I, Series II and Series NAV, respectively. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively. Percentage of average net assets was 0.18%, 0.18% and 0.17% for Series I, Series II and Series NAV, respectively. 9. Excludes merger activity. 10. The inception date for Series NAV shares is 4-29-05.

Heritage Trust (formerly, Vista Trust)
SERIES NAV
06-30-2010[1]	10.37	(0.02)[3]	(0.62)	(0.64)	—	—	—	—	9.73	(6.17)[4,5,6]		0.93	[7,8]	0.93	[8]	(0.38)[8]	124	127
12-31-2009	8.83	(0.03)[3]	1.88	1.85	—	(0.31)	—	(0.31)	10.37	21.64	[4,5]	0.96	[7]	0.96		(0.32)	134	175	[9]
12-31-2008	17.81	(0.07)[3]	(8.44)	(8.51)	—	(0.47)	—	(0.47)	8.83	(48.88)[4,5]		1.03	[7]	1.02		(0.50)	46	205
12-31-2007	14.26	(0.08)[3]	5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.44	[4,5]	0.96	[7]	0.96		(0.49)	158	121
12-31-2006	13.12	(0.04)[3]	1.18	1.14	—	—	—	—	14.26	8.69	[4,5]	1.02	[7]	1.02		(0.30)	120	219
12-31-2005[2]	12.50	(0.01)[3]	0.63	0.62	—	—	—	—	13.12	4.96	[4,6]	1.00	[8]	1.00	[8]	(0.30)[8]	69	32
1. Unaudited. 2. The inception date for Series NAV shares is 10-24-05.  3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Annualized. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

International Core Trust
SERIES I
06-30-2010[1]	9.08	0.11 [2]	(1.29)	(1.18)	—	—	—	—	7.90	(13.00)[3,4,5]		1.07	[6,7]	1.07	[7]	2.53 [7]	51	19
12-31-2009	8.12	0.18 [2]	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	[3,4]	1.04	[6]	1.04		2.17	64	43	[8]
12-31-2008	14.39	0.30 [2]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[3,4]		1.11	[6]	1.11		2.52	64	63
12-31-2007	15.16	0.32 [2]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[3,4,9]	1.07	[6]	1.07		2.07	129	39
12-31-2006	12.78	0.28 [2]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[3,4]	1.04	[6]	1.04		2.01	141	39
12-31-2005	11.11	0.12 [2]	1.64	1.76	(0.09)	—	—	(0.09)	12.78	15.94	[3]	1.19		1.19		1.03	134	147
SERIES II
06-30-2010[1]	9.15	0.10 [2]	(1.29)	(1.19)	—	—	—	—	7.96	(13.01)[3,4,5]		1.27	[6,7]	1.27	[7]	2.34 [7]	24	19
12-31-2009	8.18	0.16 [2]	1.23	1.39	(0.18)	(0.24)	—	(0.42)	9.15	18.38	[3,4]	1.24	[6]	1.24		1.93	28	43	[8]
12-31-2008	14.46	0.27 [2]	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)[3,4]		1.31		1.31		2.32	26	63
12-31-2007	15.21	0.29 [2]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[3,4,9]	1.27	[6]	1.27		1.85	53	39
12-31-2006	12.82	0.24 [2]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[3,4]	1.24	[6]	1.24		1.76	46	39
12-31-2005	11.08	0.01 [2]	1.73	1.74	—	—	—	—	12.82	15.70	[3]	1.36		1.36		0.05	33	147

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Core Trust (continued)
SERIES NAV
06-30-2010[1]	9.05	0.11	[2]	(1.28)	(1.17)	—	—	—	—	7.88	(12.93)[3,4,5]		1.02	[6,7]	1.02	[7]	2.62	[7]	664		19
12-31-2009	8.10	0.18	[2]	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62	[3,4]	0.99	[6]	0.99		2.18		690		43	[8]
12-31-2008	14.36	0.31	[2]	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)[3,4]		1.06		1.06		2.65		627		63
12-31-2007	15.14	0.32	[2]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[3,4,9]	1.02	[6]	1.02		2.06		1,487		39
12-31-2006	12.76	0.27	[2]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[3,4]	0.99	[6]	0.99		1.95		1,160		39
12-31-2005[10]	11.44	0.17	[2]	1.27	1.44	(0.12)	—	—	(0.12)	12.76	12.78	[3,5]	1.19	[7]	1.19	[7]	1.72	[7]	702		147
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from affiliates increased the end of period net asset value per share by the following amounts: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 11.42%, 11.21% and 11.46% for Series I, Series II and Series NAV, respectively. 10. The inception date for Series NAV shares is 2-28-05.

International Opportunities Trust
SERIES I
06-30-2010[1]	11.23	0.09	[2]	(1.48)	(1.39)	—	—	—	—	9.84	(12.38)[3,4,5]		1.02	[6,7]	1.02	[7]	1.69	[7]	3		72
12-31-2009	8.24	0.08	[2]	3.01	3.09	(0.10)	—	—	(0.10)	11.23	37.55	[3,4]	0.98	[6]	0.98		0.78		5		119	[8]
12-31-2008	17.66	0.20	[2]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[3,4]		1.08	[6]	1.07		1.51		4		128
12-31-2007	18.15	0.23	[2]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[3,4]	1.04	[6]	1.04		1.22		10		122
12-31-2006	15.53	0.12	[2]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[3,4]	1.07	[6]	1.07		0.74		6		102
12-31-2005[9]	12.50	0.02	[2]	3.01	3.03	—	—	—	—	15.53	24.24	[3,5]	1.19	[7]	1.19	[7]	0.22	[7]	—	[10]	101
SERIES II
06-30-2010[1]	11.27	0.08	[2]	(1.49)	(1.41)	—	—	—	—	9.86	(12.51)[3,4,5]		1.22	[6,7]	1.22	[7]	1.48	[7]	30		72
12-31-2009	8.27	0.06	[2]	3.02	3.08	(0.08)	—	—	(0.08)	11.27	37.27	[3,4]	1.18	[6]	1.18		0.66		39		119	[8]
12-31-2008	17.69	0.16	[2]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[3,4]		1.28	[6]	1.27		1.14		32		128
12-31-2007	18.17	0.23	[2]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[3,4]	1.24	[6]	1.24		1.24		84		122
12-31-2006	15.51	0.07	[2]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[3,4]	1.25	[6]	1.25		0.43		44		102
12-31-2005[9]	12.50	0.03	[2]	2.98	3.01	—	—	—	—	15.51	24.08	[3,5]	1.42	[7]	1.42	[7]	0.25	[7]	13		101
SERIES NAV
06-30-2010[1]	11.22	0.09	[2]	(1.47)	(1.38)	—	—	—	—	9.84	(12.30)[3,4,5]		0.97	[6,7]	0.97	[7]	1.73	[7]	516		72
12-31-2009	8.24	0.09	[2]	3.00	3.09	(0.11)	—	—	(0.11)	11.22	37.50	[3,4]	0.93	[6]	0.93		0.94		538		119	[8]
12-31-2008	17.66	0.18	[2]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[3,4]		1.03	[6]	1.02		1.36		474		128
12-31-2007	18.17	0.26	[2]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[3,4]	0.99	[6]	0.99		1.43		870		122
12-31-2006	15.54	0.11	[2]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[3,4]	1.00	[6]	1.00		0.66		666		102
12-31-2005[9]	12.50	0.14	[2]	2.90	3.04	—	—	—	—	15.54	24.32	[3,5]	1.11	[7]	1.11	[7]	1.48	[7]	332		101
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series I, Series II and Series NAV shares is 4-29-05. 10. Less than $500,000.

International Small Company Trust
SERIES I
06-30-2010[1]	8.78	0.06	[2]	(0.71)	(0.65)	—	—	—	—	8.13	(7.40)[3,4,5]		1.16	[6,7]	1.16	[7]	1.41	[7]	51		5
12-31-2009[8]	9.00	—	[2,9]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[3,4]		1.11	[6,7]	1.11	[7]	(0.12)[7]		65		133	[10,11]
SERIES II
06-30-2010[1]	8.78	0.05	[2]	(0.71)	(0.66)	—	—	—	—	8.12	(7.52)[3,4,5]		1.36	[6,7]	1.36	[7]	1.23	[7]	28		5
12-31-2009[8]	9.00	—	[2,9]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[3,4]		1.31	[6,7]	1.31	[7]	(0.33)[7]		34		133	[10,11]
SERIES NAV
06-30-2010[1]	8.79	0.03	[2]	(0.69)	(0.66)	—	—	—	—	8.13	(7.51)[3,4,5]		1.11	[6,7]	1.11	[7]	0.63	[7]	24		5
12-31-2009	6.53	0.09	[2]	2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44	[3,4]	1.06	[6]	1.06		1.20		131		133	[10,11]
12-31-2008	12.18	0.18	[2]	(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)[3,4]		1.11	[6]	1.11		1.89		238		10
12-31-2007	13.24	0.15	[2]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[3,4]	1.11	[6]	1.10		1.08		227		29
12-31-2006[12]	12.50	0.08	[2]	0.66	0.74	—	—	—	—	13.24	5.92	[3,4,5]	1.12	[6,7]	1.12	[7]	0.96	[7]	235		51	[5]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The inception date for Series I and Series II shares is 11-16-09. 9. Less than ($0.005) per share. 10. Excludes merger activity. 11. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 12. The inception date for Series NAV shares is 4-28-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Value Trust
SERIES I
06-30-2010[1]	11.42	0.17	[2]	(1.64)	(1.47)	—	—	—	—	9.95	(12.87)[3,4,5]		0.99	[6,7]	0.97	[7]	3.07	[7]	141		5	[8]
12-31-2009	9.06	0.22	[2]	2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	[3,4]	0.94	[6]	0.93		2.26		175		25	[9]
12-31-2008	17.14	0.47	[2]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[3,4]		1.04	[6]	1.02		3.47		165		18
12-31-2007	19.38	0.43	[2]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[3,4,10]	1.02	[6]	1.00		2.32		387		24
12-31-2006	15.99	0.46	[2]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[3,4]	0.98	[6]	0.97		2.67		453		38
12-31-2005	14.80	0.33	[2]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[3,4]	1.06	[6]	1.02		2.23		404		76
SERIES II
06-30-2010[1]	11.40	0.16	[2]	(1.64)	(1.48)	—	—	—	—	9.92	(12.98)[3,4,5]		1.19	[6,7]	1.17	[7]	2.90	[7]	117		5	[8]
12-31-2009	9.04	0.20	[2]	2.83	3.03	(0.20)	(0.47)	—	(0.67)	11.40	35.59	[3,4]	1.14	[6]	1.13		2.04		139		25	[9]
12-31-2008	17.09	0.44	[2]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[3,4]		1.24	[6]	1.22		3.27		118		18
12-31-2007	19.30	0.39	[2]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,4,10]	1.22	[6]	1.20		2.12		259		24
12-31-2006	15.94	0.42	[2]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[3,4]	1.18	[6]	1.17		2.46		252		38
12-31-2005	14.74	0.27	[2]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[3,4]	1.26	[6]	1.22		1.80		213		76
SERIES NAV
06-30-2010[1]	11.36	0.19	[2]	(1.66)	(1.47)	—	—	—	—	9.89	(12.94)[3,4,5]		0.94	[6,7]	0.92	[7]	3.46	[7]	642		5	[8]
12-31-2009	9.01	0.21	[2]	2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	[3,4]	0.89	[6]	0.88		2.22		536		25	[9]
12-31-2008	17.06	0.47	[2]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[3,4]		0.99	[6]	0.97		3.49		582		18
12-31-2007	19.31	0.43	[2]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[3,4,10]	0.97	[6]	0.95		2.32		1,103		24
12-31-2006	15.94	0.46	[2]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[3,4]	0.93	[6]	0.92		2.67		921		38
12-31-2005[11]	15.29	0.34	[2]	0.68	1.02	(0.18)	(0.19)	—	(0.37)	15.94	6.87	[3,4,5]	1.01	[6,7]	0.97	[7]	2.65	[7]	682		76
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Excludes merger activity. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Payments from affiliates increased the end of period net asset value per share by the following amounts: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 9.46%, 9.29% and 9.54% for Series I, Series II and Series NAV, respectively. 11. The inception date for Series NAV shares is 2-28-05.

Large Cap Trust
SERIES I
06-30-2010[1]	10.98	0.05	[2]	(0.93)	(0.88)	—	—	—	—	10.10	(8.01)[3,4,5]		0.86	[6,7]	0.86	[7]	0.85	[7]	135		33
12-31-2009	8.55	0.10	[2]	2.51	2.61	(0.18)	—	—	(0.18)	10.98	30.85	[3,4]	0.86	[6]	0.86		1.10		158		56	[8]
12-31-2008	14.44	0.17	[2]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.55	(39.52)[3,4]		0.80	[6]	0.80		1.36		145		71
12-31-2007	15.74	0.17	[2]	0.05 [9]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[3,4,10]	0.80	[6]	0.79		1.08		295		43	[11]
12-31-2006	14.13	0.16	[2]	1.82	1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[3,4]	0.85	[6]	0.85		1.14		1		31
12-31-2005[12]	12.50	0.05	[2]	1.58	1.63	—	—	—	—	14.13	13.04	[3,5]	1.15	[7]	1.15	[7]	0.58	[7]	—	[13]	46
SERIES II
06-30-2010[1]	10.95	0.04	[2]	(0.92)	(0.88)	—	—	—	—	10.07	(8.04)[3,4,5]		1.06	[6,7]	1.06	[7]	0.66	[7]	9		33
12-31-2009	8.53	0.08	[2]	2.50	2.58	(0.16)	—	—	(0.16)	10.95	30.55	[3,4]	1.06	[6]	1.06		0.90		10		56	[8]
12-31-2008	14.40	0.14	[2]	(5.86)	(5.72)	(0.15)	—	—	(0.15)	8.53	(39.67)[3,4]		1.00	[6]	1.00		1.15		9		71
12-31-2007	15.66	0.14	[2]	0.06 [9]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[3,4,10]	1.00	[6]	1.00		0.88		20		43	[11]
12-31-2006	14.09	0.12	[2]	1.83	1.95	(0.04)	(0.34)	—	(0.38)	15.66	14.15	[3,4]	1.08	[6]	1.08		0.80		2		31
12-31-2005[12]	12.50	0.05	[2]	1.54	1.59	—	—	—	—	14.09	12.72	[3,5]	1.11	[7]	1.11	[7]	0.53	[7]	1		46
SERIES NAV
06-30-2010[1]	10.95	0.05	[2]	(0.92)	(0.87)	—	—	—	—	10.08	(7.95)[3,4,5]		0.81	[6,7]	0.81	[7]	0.91	[7]	10		33
12-31-2009	8.52	0.14	[2]	2.48	2.62	(0.19)	—	—	(0.19)	10.95	31.02	[3,4]	0.81	[6]	0.81		1.73		11		56	[8]
12-31-2008	14.41	0.17	[2]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.52	(39.55)[3,4]		0.75	[6]	0.75		1.38		147		71
12-31-2007	15.70	0.17	[2]	0.07 [9]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[3,4,10]	0.78	[6]	0.77		1.09		370		43	[11]
12-31-2006	14.12	0.15	[2]	1.83	1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[3,4]	0.83	[6]	0.83		1.03		209		31
12-31-2005[12]	12.50	0.07	[2]	1.55	1.62	—	—	—	—	14.12	12.96	[3,5]	0.94	[7]	0.94	[7]	0.75	[7]	125		46
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 10. Payments from affiliates increased the end of period net asset value per share by the following amounts: $0.07, $0.07 and $0.06 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 0.90%, 0.78% and 1.11% for Series I, Series II and Series NAV, respectively. 11. Excludes merger activity. 12. The inception date for Series I, Series II and Series NAV shares is 4-29-05. 13. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Large Cap Value Trust
SERIES I
06-30-2010[1]	15.30	0.09	[2]	(1.47)	(1.38)	—	—	—	—	13.92	(9.02)[3,4,5]		0.90	[6,7]	0.90	[6]	1.11 [6]	25	85
12-31-2009	14.05	0.20	[2]	1.28	1.48	(0.23)	—	—	(0.23)	15.30	10.64	[4,5]	0.90	[7]	0.90		1.45	31	162	[8]
12-31-2008	22.37	0.22	[2]	(8.25)	(8.03)	(0.29)	—	—	(0.29)	14.05	(35.91)[4,5]		0.91	[7]	0.90		1.15	37	107
12-31-2007	23.07	0.21	[2]	0.79	1.00	(0.23)	(1.47)	—	(1.70)	22.37	4.38	[4,5,9]	0.90	[7]	0.90		0.87	75	67
12-31-2006	21.70	0.20	[2]	3.08	3.28	(0.10)	(1.81)	—	(1.91)	23.07	15.93	[4,5]	0.96	[7]	0.96		0.90	87	61	[10]
12-31-2005	18.79	0.10	[2]	2.81	2.91	—	—	—	—	21.70	15.49	[4]	0.97		0.97		0.50	10	105
SERIES II
06-30-2010[1]	15.26	0.07	[2]	(1.46)	(1.39)	—	—	—	—	13.87	(9.11)[3,4,5]		1.10	[6,7]	1.10	[6]	0.92 [6]	21	85
12-31-2009	14.02	0.17	[2]	1.27	1.44	(0.20)	—	—	(0.20)	15.26	10.36	[4,5]	1.10	[7]	1.10		1.23	24	162	[8]
12-31-2008	22.29	0.18	[2]	(8.20)	(8.02)	(0.25)	—	—	(0.25)	14.02	(36.02)[4,5]		1.11	[7]	1.10		0.97	24	107
12-31-2007	22.96	0.16	[2]	0.80	0.96	(0.16)	(1.47)	—	(1.63)	22.29	4.18	[4,5,9]	1.10	[7]	1.10		0.68	48	67
12-31-2006	21.60	0.11	[2]	3.12	3.23	(0.06)	(1.81)	—	(1.87)	22.96	15.75	[4,5]	1.14	[7]	1.14		0.52	63	61	[10]
12-31-2005	18.74	0.08	[2]	2.78	2.86	—	—	—	—	21.60	15.26	[4]	1.18		1.18		0.39	90	105
SERIES NAV
06-30-2010[1]	15.30	0.09	[2]	(1.47)	(1.38)	—	—	—	—	13.92	(9.02)[3,4,5]		0.85	[6,7]	0.85	[6]	1.16 [6]	294	85
12-31-2009	14.05	0.20	[2]	1.29	1.49	(0.24)	—	—	(0.24)	15.30	10.70	[4,5]	0.85	[7]	0.85		1.46	319	162	[8]
12-31-2008	22.38	0.23	[2]	(8.25)	(8.02)	(0.31)	—	—	(0.31)	14.05	(35.89)[4,5]		0.86	[7]	0.85		1.22	242	107
12-31-2007	23.09	0.22	[2]	0.80	1.02	(0.26)	(1.47)	—	(1.73)	22.38	4.45	[4,5,9]	0.85	[7]	0.85		0.93	506	67
12-31-2006	21.71	0.19	[2]	3.11	3.30	(0.11)	(1.81)	—	(1.92)	23.09	16.03	[4,5]	0.89	[7]	0.89		0.86	386	61	[10]
12-31-2005[11]	19.80	0.10	[2]	1.81	1.91	—	—	—	—	21.71	9.65	[3,4]	0.91	[6]	0.91	[6]	0.56 [6]	146	105
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from affiliates increased the end of period net asset value per share by the following amounts: $0.01, $0.01 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 4.33%, 4.14% and 4.40% for Series I, Series II and Series NAV, respectively. 10. Excludes merger activity. 11. The inception date for Series NAV shares is 2-28-05.

Mid Cap Stock Trust
SERIES I
06-30-2010[1]	11.48	(0.01)[2]		(0.45)	(0.46)	—	—	—	—	11.02	(4.01)[3,4,5]		0.93	[6,7]	0.93	[7]	(0.20)[7]	184	54
12-31-2009	8.74	(0.01)[2]		2.75	2.74	—	—	—	—	11.48	31.35	[3,4]	0.94	[6]	0.94		(0.09)	203	175	[8]
12-31-2008	15.98	(0.02)[2]		(6.84)	(6.86)	—	(0.38)	—	(0.38)	8.74	(43.76)[3,4]		0.94	[6]	0.94		(0.12)	186	130	[9]
12-31-2007	16.97	(0.03)[2]		3.63	3.60	—	(4.59)	—	(4.59)	15.98	23.57	[3,4,10]	0.94	[6]	0.93		(0.20)	355	133
12-31-2006	15.57	—	[2,11]	2.07	2.07	—	(0.67)	—	(0.67)	16.97	13.55	[3,4,12]	0.93	[6]	0.93		— [13]	361	123
12-31-2005	14.13	(0.04)[2]		1.99	1.95	—	(0.51)	—	(0.51)	15.57	14.57	[4]	0.97		0.97		(0.31)	383	196	[9]
SERIES II
06-30-2010[1]	11.27	(0.02)[2]		(0.44)	(0.46)	—	—	—	—	10.81	(4.08)[3,4,5]		1.13	[6,7]	1.13	[7]	(0.40)[7]	114	54
12-31-2009	8.59	(0.03)[2]		2.71	2.68	—	—	—	—	11.27	31.20	[3,4]	1.14	[6]	1.14		(0.30)	124	175	[8]
12-31-2008	15.76	(0.04)[2]		(6.75)	(6.79)	—	(0.38)	—	(0.38)	8.59	(43.93)[3,4]		1.14	[6]	1.14		(0.32)	107	130	[9]
12-31-2007	16.82	(0.07)[2]		3.60	3.53	—	(4.59)	—	(4.59)	15.76	23.35	[3,4,10]	1.14	[6]	1.13		(0.40)	206	133
12-31-2006	15.47	(0.03)[2]		2.05	2.02	—	(0.67)	—	(0.67)	16.82	13.31	[3,4,12]	1.13	[6]	1.13		(0.18)	183	123
12-31-2005	14.06	(0.07)[2]		1.99	1.92	—	(0.51)	—	(0.51)	15.47	14.42	[4]	1.17		1.17		(0.52)	178	196	[9]
SERIES NAV
06-30-2010[1]	11.53	(0.01)[2]		(0.45)	(0.46)	—	—	—	—	11.07	(3.99)[3,4,5]		0.88	[6,7]	0.88	[7]	(0.15)[7]	398	54
12-31-2009	8.77	—	[2,14]	2.76	2.76	—	—	—	—	11.53	31.47	[3,4]	0.89	[6]	0.89		(0.05)	440	175	[8]
12-31-2008	16.03	(0.01)[2]		(6.87)	(6.88)	—	(0.38)	—	(0.38)	8.77	(43.75)[3,4]		0.89	[6]	0.89		(0.07)	296	130	[9]
12-31-2007	17.01	(0.02)[2]		3.63	3.61	— [14]	(4.59)	—	(4.59)	16.03	23.59	[3,4,10]	0.89	[6]	0.88		(0.13)	702	133
12-31-2006	15.59	0.02	[2]	2.07	2.09	—	(0.67)	—	(0.67)	17.01	13.66	[3,4,12]	0.88	[6]	0.88		0.09	473	123
12-31-2005[15]	13.50	(0.02)[2]		2.62	2.60	—	(0.51)	—	(0.51)	15.59	20.07	[4,5]	0.91	[7]	0.91	[7]	(0.21)[7]	399	196	[9]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Excludes merger activity. 10. Payments from affiliates increased the end of period net asset value per share by the following amounts: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 23.49%, 23.27% and 23.51% for Series I, Series II and Series NAV, respectively. 11. Less than $0.005 per share. 12. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 13. Less than 0.005%. 14. Less than ($0.005) per share. 15. The inception date for Series NAV shares is 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Value Equity Trust
SERIES NAV
06-30-2010[1]	10.12	0.04	[2]	(0.63)	(0.59)	—	—	—	—	9.53	(5.83)[3,4,5]		0.93	[6,7]	0.93	[7]	0.85	[7]	123	30
12-31-2009	7.48	0.12	[2]	2.82	2.94	(0.09)	(0.21)	—	(0.30)	10.12	40.42	[3,4]	0.95	[6]	0.95		1.39		136	34	[8]
12-31-2008	13.91	0.11	[2]	(6.13)	(6.02)	(0.12)	(0.29)	—	(0.41)	7.48	(44.21)[3,4]		1.01	[6]	1.01		0.92		47	51
12-31-2007	13.07	0.15	[2]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[3,4]	0.92	[6]	0.92		1.03		146	30
12-31-2006[9]	12.50	0.09	[2]	0.48	0.57	—	—	—	—	13.07	4.56	[3,5]	0.99	[6,7]	0.99	[7]	1.07	[7]	112	25
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series NAV shares is 4-28-06.

Mid Value Trust
SERIES I
06-30-2010[1]	9.80	0.02	[2]	(0.47)	(0.45)	—	—	—	—	9.35	(4.59)[3,4,5]		1.05	[6,7]	1.00	[7]	0.48	[7]	253	24
12-31-2009	6.74	0.06	[2]	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	[3,4]	1.06	[6]	1.02		0.76		260	62	[8,9]
12-31-2008	10.69	0.13	[2]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[3,4]		1.13	[6]	1.08		1.56		33	85
12-31-2007	13.67	0.22	[2]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[3,4]	1.09	[6]	1.04		1.70		11	69
12-31-2006	12.36	0.09	[2]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[3,4]	1.10	[6]	1.06		0.72		6	59
12-31-2005[10]	11.05	0.06	[2]	1.42	1.48	—	(0.17)	—	(0.17)	12.36	13.49	[3,4,5]	1.19	[6,7]	1.17	[7]	0.66	[7]	1	47
SERIES II
06-30-2010[1]	9.81	0.01	[2]	(0.47)	(0.46)	—	—	—	—	9.35	(4.69)[3,4,5]		1.25	[6,7]	1.20	[7]	0.28	[7]	94	24
12-31-2009	6.74	0.04	[2]	3.06	3.10	(0.03)	—	—	(0.03)	9.81	46.02	[3,4]	1.26	[6]	1.22		0.52		105	62	[8,9]
12-31-2008	10.68	0.08	[2]	(3.73)	(3.65)	(0.09)	(0.20)	—	(0.29)	6.74	(34.88)[3,4]		1.33	[6]	1.28		0.91		8	85
12-31-2007	13.64	0.21	[2]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[3,4]	1.29	[6]	1.24		1.60		16	69
12-31-2006	12.34	0.06	[2]	2.27	2.33	(0.01)	(1.02)	—	(1.03)	13.64	20.05	[3,4]	1.30	[6]	1.27		0.49		17	59
12-31-2005[10]	11.05	0.03	[2]	1.43	1.46	—	(0.17)	—	(0.17)	12.34	13.30	[3,4,5]	1.37	[6,7]	1.35	[7]	0.38	[7]	5	47
SERIES NAV
06-30-2010[1]	9.77	0.03	[2]	(0.47)	(0.44)	—	—	—	—	9.33	(4.50)[3,4,5]		1.00	[6,7]	0.95	[7]	0.53	[7]	346	24
12-31-2009	6.72	0.07	[2]	3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27	[3,4]	1.01	[6]	0.97		0.88		375	62	[8,9]
12-31-2008	10.67	0.11	[2]	(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[3,4]		1.08	[6]	1.03		1.16		75	85
12-31-2007	13.65	0.24	[2]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[3,4]	1.04	[6]	0.99		1.87		159	69
12-31-2006	12.35	0.09	[2]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[3,4]	1.06	[6]	1.03		0.70		167	59
12-31-2005[11]	11.67	0.05	[2]	0.81	0.86	(0.01)	(0.17)	—	(0.18)	12.35	7.39	[3,4]	1.10	[6]	1.08		0.40		162	47
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Excludes merger activity. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. The inception date for Series I and Series II shares is on 4-29-05. 11. Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.

Mutual Shares Trust
SERIES I
06-30-2010[1]	9.05	0.09	[2]	(0.51)	(0.42)	—	—	—	—	8.63	(4.64)[3,4,5]		1.09	[6,7]	1.09	[7]	1.91	[7]	136	17
12-31-2009	7.33	0.12	[2]	1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16	[3,4]	1.08	[6]	1.08		1.45		123	58	[8]
12-31-2008[9]	10.91	0.11	[2]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[3,4,5]		1.13	[6,7]	1.11	[7]	1.38	[7]	18	44
SERIES NAV
06-30-2010[1]	9.06	0.09	[2]	(0.52)	(0.43)	—	—	—	—	8.63	(4.75)[3,4,5]		1.04	[6,7]	1.04	[7]	1.92	[7]	419	17
12-31-2009	7.33	0.13	[2]	1.81	1.94	(0.21)	—	—	(0.21)	9.06	27.31	[3,4]	1.03	[6]	1.03		1.72		468	58	[8]
12-31-2008	11.95	0.16	[2]	(4.69)	(4.53)	(0.09)	—	—	(0.09)	7.33	(37.86)[3,4]		1.07	[6]	1.06		1.67		373	44
12-31-2007[10]	12.50	0.12	[2]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[3,4,5]		1.22	[6,7]	1.06	[7]	1.52	[7]	379	48
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series I shares is 1-28-08. 10. The inception date for Series NAV shares is 5-1-07.

Natural Resources Trust
SERIES I
06-30-2010[1]	11.15	0.03	[2]	(1.66)	(1.63)	—	—	—	—	9.52	(14.62)[3,4,5]		1.09	[6,7]	1.09	[7]	0.60	[7]	14	38
12-31-2009	13.43	0.07	[2]	3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19	[3,4]	1.08	[6]	1.08		0.73		17	30	[8]
12-31-2008	28.81	0.16	[2]	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)[3,4]		1.13	[6]	1.13		0.66		14	24
12-31-2007	31.83	0.17	[2]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[3,4,9]	1.13	[6]	1.13		0.47		35	35
12-31-2006	31.50	0.32	[2]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[3,4]	1.11	[6]	1.11		1.02		19	28
12-31-2005	21.96	0.13	[2]	9.97	10.10	—	(0.56)	—	(0.56)	31.50	46.77	[3]	1.11		1.11		0.52		15	38

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Natural Resources Trust (continued)
SERIES II
06-30-2010[1]	11.03	0.02	[2]	(1.64)	(1.62)	—	—	—	—	9.41	(14.69)[3,4,5]		1.29	[6,7]	1.29	[7]	0.38	[7]	147		38
12-31-2009	13.33	0.05	[2]	3.18	3.23	(0.08)	(5.45)	—	(5.53)	11.03	58.90	[3,4]	1.26	[6]	1.26		0.50		188		30	[8]
12-31-2008	28.54	0.11	[2]	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)[3,4]		1.33	[6]	1.33		0.43		112		24
12-31-2007	31.59	0.09	[2]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[3,4,9]	1.33	[6]	1.33		0.27		302		35
12-31-2006	31.32	0.26	[2]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[3,4]	1.31	[6]	1.31		0.83		237		28
12-31-2005	21.89	0.10	[2]	9.89	9.99	—	(0.56)	—	(0.56)	31.32	46.42	[3]	1.32		1.32		0.39		204		38
SERIES NAV
06-30-2010[1]	10.97	0.03	[2]	(1.63)	(1.60)	—	—	—	—	9.37	(14.59)[3,4,5]		1.04	[6,7]	1.04	[7]	0.63	[7]	61		38
12-31-2009	13.33	0.06	[2]	3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22	[3,4]	1.09	[6]	1.09		0.62		73		30	[8]
12-31-2008	28.63	0.17	[2]	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)[3,4]		1.08	[6]	1.08		0.71		244		24
12-31-2007	31.70	0.19	[2]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[3,4,9]	1.08	[6]	1.08		0.54		808		35
12-31-2006	31.40	0.31	[2]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[3,4]	1.06	[6]	1.06		1.02		826		28
12-31-2005[10]	25.42	0.17	[2]	6.46	6.63	(0.09)	(0.56)	—	(0.65)	31.40	26.89	[3,5]	1.06	[7]	1.06	[7]	0.75	[7]	496		38
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from affiliates increased the end of period net asset value per share by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 40.68%, 40.44% and 40.81% for Series I, Series II and Series NAV, respectively. 10. The inception date for Series NAV shares is 2-28-05.

Optimized All Cap Trust
SERIES I
06-30-2010[1]	10.90	0.06	[2]	(0.71)	(0.65)	—	—	—	—	10.25	(5.96)[3,4,5]		0.76	[6,7]	0.76	[7]	1.14	[7]	121		67
12-31-2009	8.61	0.12	[2]	2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27	[3,4]	0.75	[6]	0.75		1.26		133		147	[8]
12-31-2008	15.35	0.18	[2]	(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)[3,4]		0.79	[6]	0.79		1.42		127		151
12-31-2007	17.36	0.22	[2]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[3,4,9]	0.80	[6]	0.80		1.26		271		159
12-31-2006	16.55	0.15	[2]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[3,4]	0.81	[6]	0.81		0.91		301		141
12-31-2005	16.64	0.13	[2]	1.27	1.40	(0.14)	(1.35)	—	(1.49)	16.55	8.58	[3]	0.82		0.82		0.77		300		133
SERIES II
06-30-2010[1]	10.90	0.05	[2]	(0.72)	(0.67)	—	—	—	—	10.23	(6.15)[3,4,5]		0.96	[6,7]	0.96	[7]	0.93	[7]	61		67
12-31-2009	8.61	0.10	[2]	2.30	2.40	(0.11)	—	—	(0.11)	10.90	28.02	[3,4]	0.95	[6]	0.95		1.06		69		147	[8]
12-31-2008	15.32	0.15	[2]	(6.77)	(6.62)	(0.09)	—	—	(0.09)	8.61	(43.24)[3,4]		0.99	[6]	0.99		1.21		63		151
12-31-2007	17.33	0.17	[2]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[3,4,9]	1.00	[6]	1.00		0.97		132		159
12-31-2006	16.53	0.12	[2]	2.26	2.38	(0.13)	(1.45)	—	(1.58)	17.33	14.91	[3,4]	1.01	[6]	1.01		0.71		6		141
12-31-2005	16.63	0.10	[2]	1.27	1.37	(0.12)	(1.35)	—	(1.47)	16.53	8.36	[3]	1.02		1.02		0.58		6		133
SERIES NAV
06-30-2010[1]	10.94	0.07	[2]	(0.72)	(0.65)	—	—	—	—	10.29	(5.94)[3,4,5]		0.71	[6,7]	0.71	[7]	1.18	[7]	981		67
12-31-2009	8.64	0.12	[2]	2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36	[3,4]	0.70	[6]	0.70		1.31		1,100		147	[8]
12-31-2008	15.41	0.19	[2]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[3,4]		0.74	[6]	0.74		1.62		958		151
12-31-2007	17.41	0.24	[2]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[3,4,9]	0.75	[6]	0.75		1.35		1		159
12-31-2006	16.59	0.16	[2]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[3,4]	0.76	[6]	0.76		0.92		—	[10]	141
12-31-2005[11]	15.38	0.11	[2]	2.26	2.37	(0.16)	(1.00)	—	(1.16)	16.59	15.35	[3,5]	0.78	[7]	0.78	[7]	0.78	[7]	—	[10]	133
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 3.78%, 3.57% and 3.88% for Series I, Series II and Series NAV, respectively. 10. Less than $500,000. 11. The inception date for Series NAV shares is 4-29-05.

Optimized Value Trust
SERIES I
06-30-2010[1]	8.83	0.05	[2]	(0.74)	(0.69)	—	—	—	—	8.14	(7.81)[3,4,5]		0.78	[6,7]	0.78	[7]	1.16	[7]	—	[8]	87
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	[3,4]	0.78	[6]	0.78		1.69		1		150	[9]
12-31-2008	12.77	0.20	[2]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)[3,4]		0.75	[6]	0.75		1.74		—	[8]	176
12-31-2007	15.24	0.25	[2]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[3,4]		0.74	[6]	0.74		1.72		1		159
12-31-2006	15.16	0.23	[2]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[3,4]	0.78	[6]	0.78		1.59		1		155
12-31-2005	14.67	0.17	[2]	1.11	1.28	(0.08)	(0.71)	—	(0.79)	15.16	9.19	[3]	0.80		0.80		1.23		1		225
SERIES II
06-30-2010[1]	8.90	0.05	[2]	(0.76)	(0.71)	—	—	—	—	8.19	(7.98)[3,4,5]		0.98	[6,7]	0.98	[7]	1.13	[7]	12		87
12-31-2009	7.28	0.11	[2]	1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50	[3,4]	0.98	[6]	0.98		1.50		14		150	[9]
12-31-2008	12.83	0.18	[2]	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)[3,4]		0.95	[6]	0.95		1.65		13		176
12-31-2007	15.28	0.20	[2]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[3,4]		0.94	[6]	0.94		1.34		27		159
12-31-2006	15.18	0.20	[2]	2.57	2.77	(0.25)	(2.42)	—	(2.67)	15.28	20.97	[3,4]	0.98	[6]	0.98		1.37		5		155
12-31-2005	14.66	0.11	[2]	1.12	1.23	—	(0.71)	—	(0.71)	15.18	8.82	[3]	1.00		1.00		0.78		3		225

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Optimized Value Trust (continued)
SERIES NAV
06-30-2010[1]	8.83	0.06	[2]	(0.75)	(0.69)	—	—	—	—	8.14	(7.81)[3,4,5]		0.73	[6,7]	0.73	[7]	1.39 [7]	240	87
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	[3,4]	0.73	[6]	0.73		1.78	260	150	[9]
12-31-2008	12.77	0.21	[2]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)[3,4]		0.70	[6]	0.70		1.91	331	176
12-31-2007	15.25	0.25	[2]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[3,4]		0.69	[6]	0.69		1.72	802	159
12-31-2006	15.15	0.23	[2]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[3,4]	0.73	[6]	0.73		1.62	513	155
12-31-2005[10]	14.94	0.18	[2]	0.83	1.01	(0.09)	(0.71)	—	(0.80)	15.15	7.26	[3,5]	0.76	[7]	0.76	[7]	1.50 [7]	191	225
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Less than $500,000. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. The inception date for Series NAV shares is 2-28-05.

Real Estate Securities Trust
SERIES I
06-30-2010[1]	8.96	0.14	[2]	0.33	0.47	—	—	—	—	9.43	5.25	[3,4,5]	0.78	[6,7]	0.78	[7]	2.91 [7]	94	50
12-31-2009	7.10	0.22	[2]	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17	[3,4]	0.79	[6]	0.79		3.17	94	113	[8]
12-31-2008	12.40	0.27	[2]	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)[3,4]		0.80	[6]	0.80		2.45	89	84
12-31-2007	27.64	0.35	[2]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[3,4]		0.78	[6]	0.78		1.68	188	77
12-31-2006	24.87	0.62	[2]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[3,4,9]	0.78	[6]	0.78		2.48	313	67
12-31-2005	26.81	0.79	[2]	1.61	2.40	(0.55)	(3.79)	—	(4.34)	24.87	11.85	[3]	0.81		0.81		3.31	265	92	[10]
SERIES II
06-30-2010[1]	8.98	0.13	[2]	0.33	0.46	—	—	—	—	9.44	5.12	[3,4,5]	0.98	[6,7]	0.98	[7]	2.71 [7]	71	50
12-31-2009	7.11	0.20	[2]	1.90	2.10	(0.23)	—	—	(0.23)	8.98	30.04	[3,4]	0.99	[6]	0.99		2.93	71	113	[8]
12-31-2008	12.40	0.25	[2]	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)[3,4]		1.00	[6]	1.00		2.26	61	84
12-31-2007	27.59	0.32	[2]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[3,4]		0.98	[6]	0.98		1.55	123	77
12-31-2006	24.84	0.57	[2]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[3,4,9]	0.98	[6]	0.98		2.30	169	67
12-31-2005	26.69	0.71	[2]	1.65	2.36	(0.42)	(3.79)	—	(4.21)	24.84	11.65	[3]	1.00		1.00		2.92	131	92	[10]
SERIES NAV
06-30-2010[1]	8.91	0.14	[2]	0.33	0.47	—	—	—	—	9.38	5.27	[3,4,5]	0.73	[6,7]	0.73	[7]	2.96 [7]	177	50
12-31-2009	7.06	0.22	[2]	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26	[3,4]	0.74	[6]	0.74		3.21	177	113	[8]
12-31-2008	12.34	0.28	[2]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[3,4]		0.75	[6]	0.75		2.52	153	84
12-31-2007	27.58	0.37	[2]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[3,4]		0.73	[6]	0.73		1.79	301	77
12-31-2006	24.83	0.59	[2]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[3,4,9]	0.73	[6]	0.73		2.31	437	67
12-31-2005[11]	25.30	0.78	[2]	3.14	3.92	(0.60)	(3.79)	—	(4.39)	24.83	18.62	[3,5]	0.75	[7]	0.75	[7]	3.87 [7]	828	92	[10]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Excludes merger activity. 11. The inception date for Series NAV shares is 2-28-05.

Science & Technology Trust
SERIES I
06-30-2010[1]	13.57	(0.02)[2]		(0.86)	(0.88)	—	—	—	—	12.69	(6.48)[3,4]		1.15	[5,6]	1.12	[6]	(0.29)[6]	284	69
12-31-2009	8.25	(0.01)[2]		5.33	5.32	—	—	—	—	13.57	64.48	[3]	1.15	[5]	1.12		(0.13)	321	128	[7]
12-31-2008	14.85	(0.03)[2]		(6.57)	(6.60)	—	—	—	—	8.25	(44.44)[3]		1.20	[5]	1.18		(0.21)	151	132
12-31-2007	12.42	(0.06)[2]		2.49	2.43	—	—	—	—	14.85	19.57	[3,8]	1.19	[5]	1.16		(0.40)	338	128
12-31-2006	11.77	(0.06)[2]		0.71	0.65	—	—	—	—	12.42	5.52	[3]	1.18	[5]	1.16		(0.48)	347	194
12-31-2005	11.53	(0.07)[2]		0.31	0.24	—	—	—	—	11.77	2.08	[3]	1.17	[5]	1.14		(0.59)	403	54
SERIES II
06-30-2010[1]	13.41	(0.03)[2]		(0.85)	(0.88)	—	—	—	—	12.53	(6.56)[3,4]		1.35	[5,6]	1.32	[6]	(0.49)[6]	47	69
12-31-2009	8.16	(0.04)[2]		5.29	5.25	—	—	—	—	13.41	64.34	[3]	1.35	[5]	1.32		(0.33)	57	128	[7]
12-31-2008	14.73	(0.05)[2]		(6.52)	(6.57)	—	—	—	—	8.16	(44.60)[3]		1.40	[5]	1.38		(0.41)	30	132
12-31-2007	12.35	(0.08)[2]		2.46	2.38	—	—	—	—	14.73	19.27	[3,8]	1.39	[5]	1.36		(0.60)	70	128
12-31-2006	11.72	(0.08)[2]		0.71	0.63	—	—	—	—	12.35	5.38	[3]	1.39	[5]	1.36		(0.68)	61	194
12-31-2005	11.51	(0.09)[2]		0.30	0.21	—	—	—	—	11.72	1.82	[3]	1.37	[5]	1.34		(0.79)	62	54

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Science & Technology Trust (continued)
SERIES NAV
06-30-2010[1]	13.61	(0.02)[2]	(0.86)	(0.88)	—	—	—	—	12.73	(6.47)[3,4]		1.10	[5,6]	1.07	[6]	(0.24)[6]	8		69
12-31-2009	8.27	(0.01)[2]	5.35	5.34	—	—	—	—	13.61	64.57	[3]	1.10	[5]	1.07		(0.07)	7		128	[7]
12-31-2008	14.88	(0.02)[2]	(6.59)	(6.61)	—	—	—	—	8.27	(44.42)[3]		1.15	[5]	1.13		(0.16)	3		132
12-31-2007	12.44	(0.05)[2]	2.49	2.44	—	—	—	—	14.88	19.61	[3,8]	1.14	[5]	1.11		(0.34)	4		128
12-31-2006	11.78	(0.04)[2]	0.70	0.66	—	—	—	—	12.44	5.60	[3]	1.15	[5]	1.12		(0.51)	1		194
12-31-2005[9]	10.45	(0.05)[2]	1.38	1.33	—	—	—	—	11.78	12.73	[3,4]	1.13	[5,6]	1.10	[6]	(0.58)[6]	—	[10]	54
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Does not take into consideration expense reductions during the periods shown. 6. Annualized. 7. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 8. Payments from affiliates increased the end of period net asset value per share by the following amounts: $0.02, $0.01 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 19.40%, 19.19% and 19.53% for Series I, Series II and Series NAV, respectively. 9. The inception date for Series NAV shares is 4-29-05. 10. Less than $500,000.

Small Cap Growth Trust
SERIES I
06-30-2010[1]	8.29	(0.03)[2]	(0.24)	(0.27)	—	—	—	—	8.02	(3.26)[3,4,5]		1.15	[6,7]	1.15	[7]	(0.70)[7]	56		70
12-31-2009	6.16	(0.04)[2]	2.17	2.13	—	—	—	—	8.29	34.58	[3,4]	1.15	[6]	1.15		(0.54)	55		200	[8]
12-31-2008	10.33	(0.02)[2]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[3,4]		1.19	[6]	1.19		(0.28)	31		191	[9]
12-31-2007	11.53	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[3,4,10]	1.18	[6]	1.17		(0.20)	29		104
12-31-2006	10.16	(0.08)[2]	1.45	1.37	—	—	—	—	11.53	13.48	[3,4,11]	1.22	[6]	1.22		(0.73)	23		162
12-31-2005[12]	8.06	(0.06)[2]	2.38	2.32	—	(0.22)	—	(0.22)	10.16	29.00	[3,5]	1.23	[7]	1.23	[7]	(0.90)[7]	1		140
SERIES II
06-30-2010[1]	8.20	(0.04)[2]	(0.25)	(0.29)	—	—	—	—	7.91	(3.54)[3,4,5]		1.35	[6,7]	1.35	[7]	(0.90)[7]	32		70
12-31-2009	6.10	(0.05)[2]	2.15	2.10	—	—	—	—	8.20	34.43	[3,4]	1.35	[6]	1.35		(0.74)	33		200	[8]
12-31-2008	10.25	(0.04)[2]	(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)[3,4]		1.39	[6]	1.39		(0.47)	27		191	[9]
12-31-2007	11.48	(0.05)[2]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[3,4,10]	1.38	[6]	1.37		(0.41)	40		104
12-31-2006	10.14	(0.10)[2]	1.44	1.34	—	—	—	—	11.48	13.21	[3,4,11]	1.40	[6]	1.40		(0.95)	31		162
12-31-2005[12]	8.06	(0.07)[2]	2.37	2.30	—	(0.22)	—	(0.22)	10.14	28.75	[3,5]	1.41	[7]	1.41	[7]	(1.07)[7]	19		140
SERIES NAV
06-30-2010[1]	8.31	(0.03)[2]	(0.24)	(0.27)	—	—	—	—	8.04	(3.25)[3,4,5]		1.10	[6,7]	1.10	[7]	(0.65)[7]	252		70
12-31-2009	6.18	(0.03)[2]	2.16	2.13	—	—	—	—	8.31	34.47	[3,4]	1.10	[6]	1.10		(0.49)	276		200	[8]
12-31-2008	10.34	(0.02)[2]	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[3,4]		1.14	[6]	1.14		(0.23)	181		191	[9]
12-31-2007	11.54	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[3,4,10]	1.13	[6]	1.12		(0.16)	245		104
12-31-2006	10.17	(0.08)[2]	1.45	1.37	—	—	—	—	11.54	13.47	[3,4,11]	1.15	[6]	1.14		(0.70)	241		162
12-31-2005[13]	8.87	(0.08)[2]	1.60	1.52	—	(0.22)	—	(0.22)	10.17	17.34	[3]	1.13		1.13		(0.84)	253		140
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Excludes merger activity. 10. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 13.99%, 13.77% and 13.98% for Series I, Series II and Series NAV, respectively. 11. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 12. The inception date for Series I and Series II shares is on 4-29-05. 13. Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.

Small Cap Opportunities Trust
SERIES I
06-30-2010[1]	15.10	(0.01)[2]	(0.13)	(0.14)	—	—	—	—	14.96	(0.93)[3,4,5]		1.13	[6,7]	1.05	[6]	(0.07)[6]	36		22
12-31-2009	11.28	(0.01)[2]	3.83	3.82	—	—	—	—	15.10	33.87	[3,4]	1.27	[7]	1.19		(0.08)	36		54	[12]
12-31-2008	20.65	0.17 [2]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)[3,4]		1.11	[7]	1.11		1.03	33		107
12-31-2007	24.40	0.30 [2]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[3,4,8]		1.08	[7]	1.08		1.23	73		41
12-31-2006	22.82	0.29 [2]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[3,4]	1.07	[7]	1.07		1.23	110		36
12-31-2005	21.62	0.17 [2]	1.45	1.62	—	(0.42)	—	(0.42)	22.82	7.77	[3]	1.12		1.12		0.76	124		113
SERIES II
06-30-2010[1]	15.03	(0.02)[2]	(0.14)	(0.16)	—	—	—	—	14.87	(1.06)[3,4,5]		1.33	[6,7]	1.25	[6]	(0.27)[6]	33		22
12-31-2009	11.25	(0.04)[2]	3.82	3.78	—	—	—	—	15.03	33.60	[3,4]	1.47	[7]	1.39		(0.28)	31		54	[12]
12-31-2008	20.57	0.14 [2]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)[3,4]		1.31	[7]	1.31		0.83	26		107
12-31-2007	24.26	0.25 [2]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[3,4,8]		1.28	[7]	1.28		1.05	54		41
12-31-2006	22.71	0.24 [2]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[3,4]	1.27	[7]	1.27		1.03	76		36
12-31-2005	21.55	0.11 [2]	1.47	1.58	—	(0.42)	—	(0.42)	22.71	7.61	[3]	1.32		1.32		0.49	83		113

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities Trust (continued)
SERIES NAV
06-30-2010[1]	15.01	—	[2,9]	(0.14)	(0.14)	—	—	—	—	14.87	(0.93)[3,4,5]		1.08	[6,7]	1.00	[6]	(0.03)[6]		84	22
12-31-2009	11.20	—	[2,10]	3.81	3.81	—	—	—	—	15.01	34.02	[3,4]	1.22	[7]	1.14		—	[10]	86	54	[12]
12-31-2008	20.53	0.17	[2]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)[3,4]		1.06	[7]	1.06		1.04		86	107
12-31-2007	24.28	0.32	[2]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[3,4,8]		1.03	[7]	1.03		1.34		243	41
12-31-2006	22.72	0.32	[2]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[3,4]	1.02	[7]	1.02		1.39		272	36
12-31-2005[11]	21.40	0.18	[2]	1.67	1.85	(0.11)	(0.42)	—	(0.53)	22.72	8.98	[3,5]	1.06	[6]	1.06	[6]	1.00	[6]	183	113
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were (7.70%), (7.89%) and (7.65%) for Series I, Series II and Series NAV, respectively. 9. Less than ($0.005) per share. 10. Less than $0.005 per share. 11. The inception date for Series NAV shares is 2-28-05. 12. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Small Cap Value Trust
SERIES I
06-30-2010[1]	15.04	0.03	[2]	(0.08)	(0.05)	—	—	—	—	14.99	(0.33)[3,4,5]		1.15	[6,7]	1.15	[7]	0.37	[7]	155	13
12-31-2009	11.76	0.09	[2]	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65	[3,4]	1.16	[6]	1.16		0.73		137	29	[8]
12-31-2008	16.20	0.16	[2]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)[3,4]		1.17	[6]	1.17		1.08		96	42
12-31-2007	20.58	0.18	[2]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[3,4]		1.16	[6]	1.16		0.92		117	46	[9]
12-31-2006	20.94	0.17	[2]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[3,4,10]	1.19	[6]	1.19		0.88		74	49
12-31-2005[11]	18.45	0.04	[2]	2.68	2.72	—	(0.23)	—	(0.23)	20.94	14.78	[3,5]	1.18	[7]	1.18	[7]	0.27	[7]	1	68
SERIES II
06-30-2010[1]	15.00	0.01	[2]	(0.07)	(0.06)	—	—	—	—	14.94	(0.40)[3,4,5]		1.35	[6,7]	1.35	[7]	0.18	[7]	46	13
12-31-2009	11.73	0.06	[2]	3.26	3.32	(0.05)	—	—	(0.05)	15.00	28.39	[3,4]	1.36	[6]	1.36		0.51		40	29	[8]
12-31-2008	16.16	0.13	[2]	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73	(26.31)[3,4]		1.37	[6]	1.37		0.87		48	42
12-31-2007	20.50	0.12	[2]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[3,4]		1.36	[6]	1.36		0.63		69	46	[9]
12-31-2006	20.90	0.09	[2]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[3,4,10]	1.37	[6]	1.37		0.48		69	49
12-31-2005[11]	18.45	—	[2,12]	2.68	2.68	—	(0.23)	—	(0.23)	20.90	14.56	[3,5]	1.38	[7]	1.38	[7]	0.01	[7]	34	68
SERIES NAV
06-30-2010[1]	15.01	0.03	[2]	(0.07)	(0.04)	—	—	—	—	14.97	(0.27)[3,4,5]		1.10	[6,7]	1.10	[7]	0.41	[7]	262	13
12-31-2009	11.73	0.10	[2]	3.27	3.37	(0.09)	—	—	(0.09)	15.01	28.79	[3,4]	1.11	[6]	1.11		0.77		287	29	[8]
12-31-2008	16.18	0.16	[2]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)[3,4]		1.12	[6]	1.12		1.10		134	42
12-31-2007	20.57	0.17	[2]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[3,4]		1.11	[6]	1.11		0.87		237	46	[9]
12-31-2006	20.94	0.13	[2]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[3,4,10]	1.11	[6]	1.11		0.67		278	49
12-31-2005[13]	19.42	0.05	[2]	1.73	1.78	(0.03)	(0.23)	—	(0.26)	20.94	9.21	[3]	1.10		1.10		0.25		265	68
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Excludes merger activity. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 11. The inception date for Series I and Series II shares is on 4-29-05. 12. Less than $0.005 per share. 13. Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value Trust. Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.

Small Company Growth Trust
SERIES NAV
06-30-2010[1]	12.48	(0.03)[2]		(0.22)	(0.25)	—	—	—	—	12.23	(2.00)[3,4,5]		1.12	[6,7]	1.12	[7]	(0.49)[7]		96	9
12-31-2009	9.54	(0.02)[2,8]		2.96	2.94	—	—	—	—	12.48	30.82	[3,4]	1.13	[6]	1.13		(0.21)[8]		103	49	[9]
12-31-2008	15.81	(0.05)[2]		(5.97)	(6.02)	—	(0.25)	—	(0.25)	9.54	(38.57)[3,4]		1.13	[6]	1.13		(0.41)		138	40
12-31-2007	15.11	(0.09)[2]		1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[3,4]	1.08	[6]	1.08		(0.57)		268	37
12-31-2006	13.29	(0.10)[2]		1.94	1.84	—	(0.02)	—	(0.02)	15.11	13.83	[3,4]	1.11	[6]	1.11		(0.68)		106	49
12-31-2005[10]	12.50	(0.02)[2]		0.81	0.79	—	—	—	—	13.29	6.32	[3,5]	1.13	[7]	1.13	[7]	(0.76)[7]		58	7
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.02 and 0.23%, respectively. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. The inception date for Series NAV shares is 10-24-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
SERIES I
06-30-2010[1]	14.26	0.04	[2]	(0.59)	(0.55)	—	—	—	—	13.71	(3.86)[3,4,5]		1.12	[6,7]	1.07	[7]	0.60 [7]	93	6
12-31-2009	12.97	0.08	[2]	2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69	[3,4]	1.13	[6]	1.08		0.63	109	11	[8,9]
12-31-2008	18.24	0.08	[2]	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)[3,4]		1.13	[6]	1.08		0.48	108	30
12-31-2007	21.89	0.05	[2]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[3,4,10]		1.11	[6]	1.06		0.23	200	18
12-31-2006	22.21	0.04	[2]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[3,4]	1.12	[6]	1.08		0.19	275	16
12-31-2005	21.18	0.03	[2]	1.40	1.43	(0.06)	(0.34)	—	(0.40)	22.21	6.93	[3,4]	1.12	[6]	1.10		0.13	291	12
SERIES II
06-30-2010[1]	14.14	0.03	[2]	(0.59)	(0.56)	—	—	—	—	13.58	(3.96)[3,4,5]		1.32	[6,7]	1.27	[7]	0.40 [7]	81	6
12-31-2009	12.88	0.05	[2]	2.97	3.02	(0.03)	(1.73)	—	(1.76)	14.14	27.48	[3,4]	1.33	[6]	1.28		0.43	91	11	[8,9]
12-31-2008	18.11	0.05	[2]	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)[3,4]		1.33	[6]	1.28		0.28	82	30
12-31-2007	21.76	0.01	[2]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[3,4,10]		1.31	[6]	1.26		0.03	145	18
12-31-2006	22.13	—	[2,11]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[3,4]	1.32	[6]	1.28		(0.01)	195	16
12-31-2005	21.10	(0.01)[2]		1.39	1.38	(0.01)	(0.34)	—	(0.35)	22.13	6.73	[3,4]	1.32	[6]	1.30		(0.03)	199	12
SERIES NAV
06-30-2010[1]	14.23	0.05	[2]	(0.60)	(0.55)	—	—	—	—	13.68	(3.87)[3,4,5]		1.07	[6,7]	1.02	[7]	0.65 [7]	184	6
12-31-2009	12.94	0.08	[2]	3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82	[3,4]	1.08	[6]	1.03		0.68	205	11	[8,9]
12-31-2008	18.21	0.09	[2]	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)[3,4]		1.08	[6]	1.03		0.58	283	30
12-31-2007	21.86	0.07	[2]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[3,4,10]		1.06	[6]	1.01		0.35	294	18
12-31-2006	22.18	0.06	[2]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[3,4]	1.06	[6]	1.03		0.26	234	16
12-31-2005[12]	21.03	0.06	[2]	1.52	1.58	(0.09)	(0.34)	—	(0.43)	22.18	7.72	[3,4,5]	1.06	[6,7]	1.04	[7]	0.33 [7]	148	12
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Excludes merger activity. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were (1.20%), (1.35%) and (1.14%) for Series I, Series II and Series NAV, respectively. 11. Less than ($0.005) per share. 12. The inception date for Series NAV shares is 2-28-05.

Smaller Company Growth Trust
SERIES I
06-30-2010[1]	14.30	(0.04)[2]		(0.58)	(0.62)	—	—	—	—	13.68	(4.34)[3,4,5]		1.16	[6,9]	1.05	[6]	(0.57)[6]	83	40
12-31-2009[7]	13.59	—	[2,8]	0.71	0.71	—	—	—	—	14.30	5.22	[3,4,5]	1.12	[6,9]	1.01	[6]	(0.26)[6]	95	95	[10,11]
SERIES II
06-30-2010[1]	14.29	(0.06)[2]		(0.57)	(0.63)	—	—	—	—	13.66	(4.41)[3,4,5]		1.36	[6,9]	1.25	[6]	(0.77)[6]	22	40
12-31-2009[7]	13.59	(0.01)[2]		0.71	0.70	—	—	—	—	14.29	5.15	[3,4,5]	1.32	[6,9]	1.21	[6]	(0.46)[6]	24	95	[10,11]
SERIES NAV
06-30-2010[1]	14.30	(0.04)[2]		(0.58)	(0.62)	—	—	—	—	13.68	(4.34)[3,4,5]		1.11	[6,9]	1.00	[6]	(0.52)[6]	105	40
12-31-2009	10.61	(0.06)[2]		3.75	3.69	—	—	—	—	14.30	34.78	[3,4,5]	1.34	[9]	1.23		(0.51)	114	95	[10,11]
12-31-2008[7]	12.50	(0.01)[2]		(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[3,4,5]		1.30	[6,9]	1.18	[6]	(0.30)[6]	93	16
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Assumes dividend reinvestment (if applicable). 6. Annualized. 7. The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively. 8. Less than $0.005 per share. 9. Does not take into consideration expense reductions during the periods shown. 10. Excludes merger activity. 11. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

U.S. Multi Sector Trust
SERIES NAV
06-30-2010[1]	11.18	0.07	[2]	(1.26)	(1.19)	—	—	—	—	9.99	(10.64)[3,4,5]		0.80	[6,7]	0.80	[7]	1.29 [7]	892	15
12-31-2009	9.45	0.16	[2]	1.71	1.87	(0.14)	—	—	(0.14)	11.18	19.94	[3,4]	0.80	[6]	0.80		1.61	968	33	[8]
12-31-2008	13.38	0.16	[2]	(3.81)	(3.65)	(0.28)	—	—	(0.28)	9.45	(27.30)[3,4]		0.81	[6]	0.80		1.34	507	77
12-31-2007	14.00	0.18	[2]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[3,4]	0.80	[6]	0.79		1.24	1,702	65
12-31-2006	13.05	0.14	[2]	0.86	1.00	(0.02)	(0.03)	—	(0.05)	14.00	7.63	[3,4]	0.81	[6]	0.81		1.06	1,408	61
12-31-2005[9]	12.50	0.02	[2]	0.53	0.55	—	—	—	—	13.05	4.40	[3,5]	0.77	[7]	0.77	[7]	0.84 [7]	855	5
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series NAV shares is 10-24-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Utilities Trust
SERIES I
06-30-2010[1]	10.42	0.19	[2]	(0.94)	(0.75)	—	—	—	—	9.67	(7.20)[3,4,5]		0.96	[6,7]	0.96	[7]	3.84	[7]	98	34
12-31-2009	8.16	0.35	[2,8]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64	[3,4]	0.95	[6]	0.95		3.94	[8]	114	70	[9]
12-31-2008	14.34	0.30	[2]	(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)[3,4]		1.02	[6]	1.02		2.49		94	68
12-31-2007	14.66	0.32	[2]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[3,10]	1.02		1.01		2.07		188	92
12-31-2006	13.18	0.29	[2]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[3,4]	1.00	[6]	1.00		2.24		134	98
12-31-2005	12.08	0.20	[2]	1.72	1.92	(0.06)	(0.76)	—	(0.82)	13.18	16.82	[3]	1.09		1.09		1.62		89	100
SERIES II
06-30-2010	10.35	0.18	[2]	(0.94)	(0.76)	—	—	—	—	9.59	(7.34)[3,4,5]		1.16	[6,7]	1.16	[7]	3.64	[7]	28	34
12-31-2009	8.11	0.33	[2,8]	2.33	2.66	(0.42)	—	—	(0.42)	10.35	33.34	[3,4]	1.15	[6]	1.15		3.75	[8]	34	70	[9]
12-31-2008	14.23	0.27	[2]	(5.61)	(5.34)	(0.32)	(0.46)	—	(0.78)	8.11	(38.73)[3,4]		1.22	[6]	1.22		2.23		30	68
12-31-2007	14.56	0.29	[2]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[3,10]	1.22		1.21		1.86		74	92
12-31-2006	13.10	0.27	[2]	3.23	3.50	(0.31)	(1.73)	—	(2.04)	14.56	30.77	[3,4]	1.20	[6]	1.20		2.08		66	98
12-31-2005	12.02	0.18	[2]	1.70	1.88	(0.04)	(0.76)	—	(0.80)	13.10	16.56	[3]	1.29		1.29		1.43		54	100
SERIES NAV
06-30-2010	10.41	0.21	[2]	(0.96)	(0.75)	—	—	—	—	9.66	(7.20)[3,4,5]		0.91	[6,7]	0.91	[7]	4.17	[7]	23	34
12-31-2009	8.16	0.36	[2,8]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58	[3,4]	0.90	[6]	0.90		4.03	[8]	21	70	[9]
12-31-2008	14.32	0.31	[2]	(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)[3,4]		0.97	[6]	0.97		2.62		15	68
12-31-2007	14.65	0.32	[2]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[3,10]	0.97		0.96		2.04		25	92
12-31-2006	13.17	0.30	[2]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[3,4]	0.95	[6]	0.95		2.29		7	98
12-31-2005[11]	11.34	0.13	[2]	1.70	1.83	—	—	—	—	13.17	16.14	[3,5]	1.04	[7]	1.04	[7]	1.34	[7]	3	100
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.13, $0.12 and $0.13 for Series I, Series II and Series NAV. The percentage of average net assets was 1.41% for all Series. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I and less than $0.005 for Series II and Series NAV. The total returns excluding the payments from affiliates were 27.31%, 27.10% and 27.43% for Series I, Series II and Series NAV, respectively. 11. The inception date for Series NAV shares is 4-29-05.

Value Trust
SERIES I
06-30-2010[1]	13.72	0.07	[2]	(0.13)	(0.06)	—	—	—	—	13.66	(0.44)[3,4,5]		0.83	[6,7]	0.83	[7]	0.91	[7]	188	24
12-31-2009	9.84	0.14	[2]	3.89	4.03	(0.15)	—	—	(0.15)	13.72	41.18	[3,4]	0.84	[6]	0.84		1.29		191	70	[8]
12-31-2008	17.36	0.16	[2]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[3,4]		0.85	[6]	0.85		1.09		133	50
12-31-2007	22.72	0.18	[2]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[3,4,9]	0.83	[6]	0.83		0.80		273	73
12-31-2006	21.89	0.18	[2]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[3,4]	0.83	[6]	0.83		0.83		290	65
12-31-2005	19.57	0.08	[2]	2.36	2.44	(0.12)	—	—	(0.12)	21.89	12.56	[3]	0.86		0.86		0.39		263	67
SERIES II
06-30-2010[1]	13.68	0.05	[2]	(0.12)	(0.07)	—	—	—	—	13.61	(0.51)[3,4,5]		1.03	[6,7]	1.03	[7]	0.71	[7]	32	24
12-31-2009	9.82	0.12	[2]	3.87	3.99	(0.13)	—	—	(0.13)	13.68	40.79	[3,4]	1.04	[6]	1.04		1.10		32	70	[8]
12-31-2008	17.29	0.13	[2]	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)[3,4]		1.05	[6]	1.05		0.88		27	50
12-31-2007	22.62	0.13	[2]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[3,4,9]	1.03	[6]	1.03		0.60		56	73
12-31-2006	21.81	0.13	[2]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[3,4]	1.03	[6]	1.03		0.64		59	65
12-31-2005	19.50	0.04	[2]	2.36	2.40	(0.09)	—	—	(0.09)	21.81	12.35	[3]	1.06		1.06		0.20		46	67
SERIES NAV
06-30-2010[1]	13.70	0.07	[2]	(0.12)	(0.05)	—	—	—	—	13.65	(0.36)[3,4,5]		0.78	[6,7]	0.78	[7]	0.92	[7]	14	24
12-31-2009	9.83	0.15	[2]	3.88	4.03	(0.16)	—	—	(0.16)	13.70	41.19	[3,4]	0.79	[6]	0.79		1.33		17	70	[8]
12-31-2008	17.35	0.17	[2]	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)[3,4]		0.80	[6]	0.80		1.20		9	50
12-31-2007	22.72	0.19	[2]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[3,4,9]	0.78	[6]	0.78		0.86		11	73
12-31-2006	21.90	0.19	[2]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[3,4]	0.78	[6]	0.78		0.90		4	65
12-31-2005[10]	18.90	0.11	[2]	2.89	3.00	—	—	—	—	21.90	15.87	[3,5]	0.82	[7]	0.82	[7]	0.77	[7]	1	67
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 8.03%, 7.82% and 8.14% for Series I, Series II and Series NAV, respectively. 10. The inception date for Series NAV shares is 4-29-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Value & Restructuring Trust
SERIES NAV
06-30-2010[1]	11.99	0.06	[2]	(1.33)	(1.27)	—	—	—	—	10.72	(10.59)[3,4,5]		0.85	[6,7]	0.85	[7]	0.97	[7]	270	8
12-31-2009	8.42	0.15	[2]	3.60	3.75	(0.18)	—	—	(0.18)	11.99	44.86	[3,4]	0.86	[6]	0.86		1.54		298	22	[8]
12-31-2008	16.13	0.19	[2]	(7.74)	(7.55)	(0.16)	—	—	(0.16)	8.42	(46.81)[3,4]		0.87	[6]	0.87		1.43		284	23
12-31-2007	15.14	0.23	[2,9]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[3,4]	0.86	[6]	0.85		1.40		444	22
12-31-2006	13.31	0.17	[2]	1.74	1.91	(0.04)	(0.04)	—	(0.08)	15.14	14.43	[3,4]	0.89	[6]	0.89		1.21		337	14
12-31-2005[10]	12.50	0.04	[2]	0.77	0.81	—	—	—	—	13.31	6.48	[3,5]	0.91	[7]	0.91	[7]	1.80	[7]	153	4
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to $0.07 and 0.42%, respectively, for Series NAV. 10. The inception date for Series NAV shares is 10-24-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
 Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), sixty of which are presented in this report. Each Portfolio, with the exception of Financial Services Trust, Health Sciences Trust, Natural Resources Trust, Real Estate Securities Trust, Utilities Trust and U.S. Multi Sector Trust, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (collectively, the JHT Feeder Funds), American Fundamental Holdings Trust, American Global Diversification Trust, Core Allocation Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust and Franklin Templeton Founding Allocation Trust operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

Effective May 3, 2010, Heritage Trust changed its name from Vista Trust.

Affiliated Share Ownership  Affiliates of the Trust owned 100% of shares of beneficial interest of the following Portfolios on June 30, 2010:

PORTFOLIO	SERIES
American Global Diversification Trust	III
Core Allocation Trust	NAV
Core Disciplined Diversification Trust	NAV
Core Diversified Growth & Income Trust	II
Core Diversified Growth & Income Trust	III
Core Diversified Growth & Income Trust	NAV
Core Fundamental Holdings Trust	I
Core Global Diversification Trust	I

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments for American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holding Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Allocation Trust, Core Disciplined Diversification Trust, Core Diversified Growth-Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust and Franklin Templeton Founding Allocation Trust are categorized as Level 1 under the hierarchy described above.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2010, by major security category or type.

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
All Cap Core Trust
Common Stocks
Consumer Discretionary	$27,857,668	$27,857,668	—	—
Consumer Staples	29,131,710	29,131,710	—	—
Energy	29,792,125	29,792,125	—	—
Financials	53,573,382	53,573,382	—	—
Health Care	45,823,365	45,823,365	—	—
Industrials	31,313,584	31,313,584	—	—
Information Technology	64,254,570	64,254,570	—	—
Materials	12,716,097	12,716,097	—	—
Telecommunication Services	11,071,919	11,071,919	—	—
Utilities	15,986,357	15,986,357	—	—
Short-Term Investments	22,020,856	21,610,992	$409,864	—
Total Investments in Securities	$343,541,633	$343,131,769	$409,864	—
Other Financial Instruments:
Futures	($146,547)	($146,547)	—	—
Totals	$343,395,086	$342,985,222	$409,864	—

All Cap Value Trust
Common Stocks
Consumer Discretionary	$7,893,091	$7,893,091	—	—
Consumer Staples	1,045,710	1,045,710	—	—
Energy	10,302,908	10,302,908	—	—
Financials	14,805,996	14,805,996	—	—
Health Care	12,431,303	12,431,303	—	—
Industrials	9,191,081	9,191,081	—	—
Information Technology	12,521,921	12,521,921	—	—
Materials	6,781,418	6,781,418	—	—
Utilities	1,147,806	1,147,806	—	—
Short-Term Investments	11,248,830	10,638,830	$610,000	—
Total Investments in Securities	$87,370,064	$86,760,064	$610,000	—

Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$83,522,311	$82,024,387	$1,497,924	—
Consumer Staples	30,730,868	27,988,532	2,742,336	—
Energy	41,234,256	36,159,938	5,074,318	—
Financials	62,797,788	56,768,961	6,028,827	—
Health Care	71,251,967	66,012,553	5,239,414	—
Industrials	74,335,456	67,741,123	6,594,333	—
Information Technology	123,802,403	120,815,381	2,987,022	—
Materials	35,523,854	28,119,098	7,404,756	—
Telecommunication Services	2,823,733	2,823,733	—	—
Utilities	3,696,750	3,696,750	—	—
Preferred Stocks
Consumer Discretionary	1,179,012	—	1,179,012	—
Investment Companies	4,169,250	4,169,250	—	—
Warrants
Consumer Discretionary	288,330	—	288,330	—
Short-Term Investments	124,918,023	99,718,023	25,200,000	—
Total Investments in Securities	$660,274,001	$596,037,729	$64,236,272	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$5,889	—	$5,889	—
Totals	$660,279,890	$596,037,729	$64,242,161	—

Balanced Trust
Common Stocks
Consumer Discretionary	$6,148,259	$5,073,495	$1,074,764	—
Consumer Staples	1,656,507	1,021,819	634,688	—
Energy	3,096,281	2,830,649	265,632	—
Financials	6,808,281	5,264,729	1,543,552	—
Health Care	3,239,288	2,804,907	434,381	—
Industrials	4,932,221	4,056,373	875,848	—
Information Technology	6,140,610	5,485,767	654,843	—
Materials	1,980,271	1,430,201	550,070	—
Telecommunication Services	1,322,122	1,001,242	320,880	—
Utilities	1,533,292	1,273,814	259,478	—
Preferred Stocks
Consumer Discretionary	45,000	—	45,000	—
Health Care	58,585	—	58,585	—
U.S. Government & Agency Obligations	14,119,229	—	14,119,229	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Balanced Trust (continued)
Foreign Government Obligations	$200,520	—	$200,520	—
Corporate Bonds	3,766,085	—	3,766,085	—
Municipal Bonds	220,045	—	220,045	—
Collateralized Mortgage Obligations	466,909	—	466,909	—
Asset Backed Securities	144,216	—	144,216	—
Investment Companies	10,491	$10,491	—	—
Short-Term Investments	1,201,316	1,201,316	—	—
Total Investments in securities	$57,089,528	$31,454,803	$25,634,725	—

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$280,388,596	$277,895,364	$2,493,232	—
Consumer Staples	23,087,809	23,087,809	—	—
Energy	74,910,612	74,910,612	—	—
Financials	198,982,389	196,317,701	2,664,688	—
Health Care	148,944,646	148,944,646	—	—
Industrials	165,878,134	165,878,134	—	—
Information Technology	455,708,819	439,302,516	16,406,303	—
Materials	36,115,733	36,115,733	—	—
Telecommunication Services	27,155,591	27,155,591	—	—
Short-Term Investments	122,597,633	122,597,633	—	—
Total Investments in Securities	$1,533,769,962	$1,512,205,739	$21,564,223	—

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$190,065,082	$190,065,082	—	—
Consumer Staples	56,023,448	56,023,448	—	—
Energy	64,461,580	64,461,580	—	—
Financials	48,383,524	48,383,524	—	—
Health Care	147,788,177	147,788,177	—	—
Industrials	78,479,473	67,721,906	$10,757,567	—
Information Technology	374,501,195	374,501,195	—	—
Short-Term Investments	222,087,512	222,087,512	—	—
Total Investments in Securities	$1,181,789,991	$1,171,032,424	$10,757,567	—

Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$30,942,855	$30,942,855	—	—
Consumer Staples	29,827,064	29,827,064	—	—
Energy	20,665,934	20,135,532	$530,402	—
Financials	40,898,740	40,898,740	—	—
Health Care	25,424,969	25,424,969	—	—
Industrials	26,622,149	25,121,826	1,500,323	—
Information Technology	23,438,756	23,438,756	—	—
Materials	2,605,493	2,605,493	—	—
Telecommunication Services	769,242	769,242	—	—
Utilities	8,448,331	8,448,331	—	—
Preferred Stocks
Consumer Discretionary	1,064,000	—	1,064,000	—
Consumer Staples	427,500	—	427,500	—
Energy	40,648	—	40,648	—
Financials	2,919,278	2,919,278	—	—
Telecommunication Services	159,300	159,300	—	—
Utilities	451,008	451,008	—	—
Corporate Bonds	23,187,963	—	23,187,963	—
Convertible Bonds	21,000,954	—	21,000,954	—
Term Loans	15,358,973	—	15,358,973	—
Short-Term Investments	62,975,135	61,870,135	1,105,000	—
Total Investments in Securities	$337,228,292	$273,012,529	$64,215,763	—
Other Financial Instruments:
Written Options	($291,276)	($291,276)	—	—
Totals	$336,937,016	$272,721,253	$64,215,763	—

Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$12,773,024	$8,721,340	$4,051,684	—
Consumer Staples	6,575,877	5,698,454	877,423	—
Energy	8,240,141	7,260,104	980,037	—
Financials	12,940,767	9,665,570	3,275,197	—
Health Care	11,583,298	10,646,637	936,661	—
Industrials	10,840,723	7,997,272	2,843,451	—
Information Technology	28,272,547	25,589,782	2,682,765	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Allocation Plus Trust (continued)
Materials	$6,241,025	$3,916,841	$2,324,184	—
Telecommunication Services	4,072,791	2,192,022	1,880,769	—
Utilities	2,628,643	2,161,155	467,488	—
Preferred Stocks	21,100	—	21,100	—
U.S. Government & Agency Obligations	18,488,539	—	18,488,539	—
Foreign Government Obligations	762,203	—	762,203	—
Corporate Bonds	33,295,583	—	33,295,583	—
Municipal Bonds	1,623,783	—	1,623,783	—
Collateralized Mortgage Obligations	4,841,849	—	4,841,849	—
Asset Backed Securities	363,825	—	363,825	—
Diversified Financials	186,424	186,424	—	—
Investment Companies	56,771	56,771	—	—
Short-Term Investments	51,079,609	18,279,609	32,800,000	—
Total Investments in Securities	$214,888,522	$102,371,981	$112,516,541	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$61,273	—	$61,273	—
Futures	($807,651)	($807,651)	—	—
Swaps	($1,032)	—	($1,032)	—
Totals	$214,141,112	$101,564,330	$112,576,782	—

Disciplined Diversification Trust
Common Stocks
Australia	$4,081,503	$477,353	$3,604,150	—
Austria	375,278	—	375,278	—
Bahamas	17,025	17,025	—	—
Belgium	560,711	50,750	509,961	—
Bermuda	969,029	860,723	108,306	—
Brazil	1,983,730	1,983,730	—	—
Canada	5,554,331	5,554,331	—	—
Cayman Islands	279,022	231,394	47,628	—
Chile	368,718	368,718	—	—
China	1,931,689	282,789	1,648,900	—
Cyprus	18,825	10,589	8,236	—
Czech Republic	64,216	—	64,216	—
Denmark	552,555	131,858	420,697	—
Finland	785,545	65,200	720,345	—
France	4,236,133	363,507	3,872,626	—
Germany	3,915,356	687,166	3,228,190	—
Gibraltar	7,324	—	7,324	—
Greece	278,602	21,150	257,452	—
Guernsey, C.I.	77,865	77,865	—	—
Hong Kong	2,780,275	421,728	2,358,547	—
Hungary	152,247	17,654	134,593	—
India	1,937,887	284,312	1,653,575	—
Indonesia	500,740	30,939	469,801	—
Ireland	594,249	454,879	139,370	—
Israel	438,974	288,159	150,815	—
Italy	1,507,551	188,731	1,318,820	—
Japan	12,876,807	882,188	11,994,619	—
Jersey, C.I.	60,853	60,853	—	—
Korea	147,242	—	147,242	—
Luxembourg	213,042	62,874	150,168	—
Malaysia	700,615	—	700,615	—
Marshall Islands	8,994	8,994	—	—
Mexico	941,406	920,313	21,093	—
Netherlands	2,433,981	1,085,236	1,348,745	—
New Zealand	139,975	—	139,975	—
Norway	430,568	91,920	338,648	—
Papua New Guinea	75,353	—	75,353	—
Peru	11,817	—	11,817	—
Philippines	129,408	10,194	119,214	—
Poland	262,571	—	262,571	—
Portugal	178,456	—	178,456	—
Puerto Rico	33,063	33,063	—	—
Russia	600,498	146,806	453,692	—
Singapore	968,750	—	968,750	—
South Africa	1,312,572	240,193	1,072,379	—
South Korea	2,410,895	400,865	2,010,030	—
Spain	1,739,580	617,468	1,122,112	—
Sweden	1,558,244	27,550	1,530,694	—
Switzerland	4,032,557	896,634	3,135,923	—
Taiwan	2,178,578	90,307	2,088,271	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Disciplined Diversification Trust (continued)
Thailand	$350,836	—	$350,836	—
Turkey	286,736	$14,278	272,458	—
United Arab Emirates	34,523	—	34,523	—
United Kingdom	11,803,668	5,219,488	6,584,180	—
United States	102,650,142	102,650,142	—	—
Virgin Islands	19,808	19,808	—	—
Preferred Stocks
Brazil	385,806	385,806	—	—
Germany	64,073	—	64,073	—
U.S. Government & Agency Obligations	86,780,696	—	86,780,696	—
Corporate Bonds	293	—	293	—
Warrants	798	798	—	—
Rights	7,215	6,971	244	—
Short-Term Investments	6,194,634	6,194,634	—	—
Total Investments in Securities	$275,994,433	$132,937,933	$143,056,500	—

Emerging Markets Value Trust
Common Stocks
Bermuda	$899,209	—	$899,209	—
Brazil	86,194,385	$86,194,385	—	—
Chile	33,362,802	33,362,802	—	—
China	53,253,931	2,473,434	50,780,497	—
Czech Republic	3,947,667	—	3,947,667	—
Hong Kong	69,110,893	917,860	68,193,033	—
Hungary	1,253,142	—	1,253,142	—
India	119,913,890	26,239,035	93,657,545	$17,310
Indonesia	29,895,985	—	29,895,985	—
Israel	5,521,664	33,120	5,488,544	—
Korea	448,458	—	448,458	—
Malaysia	42,020,566	—	42,020,566	—
Mexico	59,661,820	59,661,820	—	—
Philippines	7,966,740	—	7,966,740	—
Poland	15,790,112	—	15,790,112	—
Russia	41,133,801	1,030,092	40,103,709	—
South Africa	85,806,951	15,291,788	70,515,163	—
South Korea	119,492,152	29,400,376	90,091,776	—
Taiwan	118,848,804	8,383,626	110,465,178	—
Thailand	22,226,618	—	22,226,618	—
Turkey	29,148,776	—	29,148,776	—
Preferred Stocks
Brazil	33,569,635	33,569,635	—	—
Malaysia	106,716	—	106,716	—
Rights
Hong Kong	33,057	4,856	28,201	—
India	526	526	—	—
Korea	1,261	—	1,261	—
Warrants
Hong Kong	21,102	21,102	—	—
Thailand	15,050	15,050	—	—
Short-Term Investments	82,730,001	82,730,001	—	—
Total Investments in Securities	$1,062,375,714	$379,329,508	$683,028,896	$17,310

Equity-Income Trust
Common Stocks
Consumer Discretionary	$258,062,187	$252,441,764	$5,620,423	—
Consumer Staples	82,825,852	82,825,852	—	—
Energy	209,307,305	209,307,305	—	—
Financials	358,584,502	358,584,502	—	—
Health Care	94,441,058	94,441,058	—	—
Industrials	240,021,934	240,021,934	—	—
Information Technology	98,314,083	98,314,083	—	—
Materials	118,117,316	118,117,316	—	—
Telecommunication Services	74,854,025	67,601,011	7,253,014	—
Utilities	142,973,439	142,973,439	—	—
Short-Term Investments	272,832,536	272,832,536	—	—
Total Investments in Securities	$1,950,334,237	$1,937,460,800	$12,873,437	—

Financial Services Trust
Common Stocks
Energy	$8,962,463	$8,962,463	—	—
Financials	138,928,969	107,062,352	$21,920,492	$9,946,125
Industrials	4,413,006	4,413,006	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Financial Services Trust (continued)
Information Technology	$4,767,890	$4,767,890	—	—
Short-Term Investments	20,950,372	17,880,381	$3,069,991	—
Total Investments in Securities	$178,022,700	$143,086,092	$24,990,483	$9,946,125

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$98,703,944	$96,206,874	$2,497,070	—
Consumer Staples	260,100,048	238,865,407	21,234,641	—
Energy	269,533,663	258,510,890	11,022,773	—
Financials	457,594,593	412,914,298	44,680,295	—
Health Care	175,604,671	175,604,671	—	—
Industrials	93,591,835	57,514,287	36,077,548	—
Information Technology	109,187,411	109,187,411	—	—
Materials	92,304,378	76,537,901	15,766,477	—
Telecommunication Services	6,581,600	6,581,600	—	—
Corporate Bonds	17,697,265	—	17,697,265	—
Convertible Bonds	5,101,146	—	5,101,146	—
Short-Term Investments	185,758,662	104,757,875	81,000,787	—
Total Investments in Securities	$1,771,759,216	$1,536,681,214	$235,078,002	—

Global Trust
Common Stocks
Australia	$1,048,609	—	$1,048,609	—
Austria	3,334,728	—	3,334,728	—
Bermuda	3,471,296	$3,471,296	—	—
Brazil	5,252,801	5,252,801	—	—
Cayman Islands	3,253,089	3,253,089	—	—
China	2,610,202	2,610,202	—	—
France	42,462,779	—	42,462,779	—
Germany	32,938,564	—	32,938,564	—
Hong Kong	7,291,218	—	7,291,218	—
India	3,104,065	3,104,065	—	—
Ireland	31,923,627	28,039,861	3,883,766	—
Italy	12,458,538	—	12,458,538	—
Japan	14,686,349	—	14,686,349	—
Netherlands	20,162,742	—	20,162,742	—
Norway	2,620,511	—	2,620,511	—
Russia	2,309,751	899,118	1,410,633	—
Singapore	16,801,232	3,565,408	13,235,824	—
South Korea	20,155,093	2,654,119	17,500,974	—
Spain	7,430,767	—	7,430,767	—
Sweden	7,975,080	—	7,975,080	—
Switzerland	49,644,728	15,137,464	34,507,264	—
Taiwan	7,848,772	—	7,848,772	—
Turkey	2,178,044	2,178,044	—	—
United Kingdom	77,112,076	—	77,112,076	—
United States	210,630,026	210,630,026	—	—
Short-Term Investments	34,739,070	27,939,070	6,800,000	—
Total Investments in Securities	$623,443,757	$308,734,563	$314,709,194	—

Growth Equity Trust
Common Stocks
Consumer Discretionary	$70,245,489	$70,245,489	—	—
Consumer Staples	39,825,451	39,825,451	—	—
Energy	36,098,063	36,098,063	—	—
Financials	26,777,476	26,777,476	—	—
Health Care	58,630,137	58,630,137	—	—
Industrials	77,004,462	77,004,462	—	—
Information Technology	146,293,350	146,293,350	—	—
Materials	19,791,173	19,791,173	—	—
Telecommunication Services	8,651,245	8,651,245	—	—
Utilities	3,702,560	3,702,560	—	—
Short-Term Investments	63,510,784	50,591,784	$12,919,000	—
Total Investments in Securities	$550,530,190	$537,611,190	$12,919,000	—

Health Sciences Trust
Common Stocks
Consumer Discretionary	$437,360	$437,360	—	—
Consumer Staples	1,217,192	1,217,192	—	—
Health Care	120,558,449	110,338,263	$10,220,186	—
Industrials	864,017	864,017	—	—
Information Technology	804,647	804,647	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Trust (continued)
Materials	$596,235	$596,235	—	—
Preferred Stocks
Health Care	153,300	—	—	$153,300
Warrants
Health Care	48,631	—	$48,631	—
Short-Term Investments	1,499,843	1,499,843	—	—
Total Investments in Securities	$126,179,674	$115,757,557	$10,268,817	$153,300
Other Financial Instruments:
Written Options	($4,181,458)	($4,181,458)	—	—
Totals	$121,998,216	$111,576,099	$10,268,817	$153,300

Heritage Trust (formerly, Vista Trust)
Common Stocks
Consumer Discretionary	$22,010,718	$22,010,718	—	—
Consumer Staples	4,504,647	4,504,647	—	—
Energy	5,642,357	5,642,357	—	—
Financials	7,964,207	7,964,207	—	—
Health Care	18,381,268	18,381,268	—	—
Industrials	22,290,068	22,290,068	—	—
Information Technology	30,035,078	30,035,078	—	—
Materials	4,368,509	4,368,509	—	—
Telecommunication Services	5,486,216	5,486,216	—	—
Utilities	642,320	642,320	—	—
Short-Term Investments	33,378,233	33,378,233	—	—
Total Investments in Securities	$154,703,621	$154,703,621	—	—

International Core Trust
Common Stocks
Australia	$32,339,399	—	$32,339,399	—
Austria	3,748,472	—	3,748,472	—
Belgium	8,941,728	—	8,941,728	—
Bermuda	1,248,774	—	1,248,774	—
Canada	14,004,862	$14,004,862	—	—
Denmark	6,287,953	—	6,287,953	—
Finland	5,437,282	—	5,437,282	—
France	63,796,518	—	63,796,518	—
Germany	29,605,647	—	29,605,647	—
Greece	2,932,008	—	2,932,008	—
Hong Kong	11,976,299	—	11,976,299	—
Ireland	6,372,337	—	6,372,337	—
Israel	1,541,696	—	1,541,696	—
Italy	37,701,573	—	37,701,573	—
Japan	180,756,688	—	180,756,688	—
Luxembourg	2,153,308	—	2,153,308	—
Netherlands	24,407,488	—	24,407,488	—
New Zealand	2,351,596	—	2,351,596	—
Norway	1,984,448	—	1,984,448	—
Portugal	256,116	—	256,116	—
Singapore	17,069,699	—	17,069,699	—
Spain	14,774,122	—	14,774,122	—
Sweden	27,677,515	—	27,677,515	—
Switzerland	44,131,945	—	44,131,945	—
United Kingdom	156,468,698	—	156,468,698	—
United States	2,635,526	—	2,635,526	—
Preferred Stocks
Germany	3,360,828	—	3,360,828	—
Short-Term Investments	56,837,705	45,219,563	11,618,142	—
Total Investments in Securities	$760,800,230	$59,224,425	$701,575,805	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$118,097	—	$118,097	—
Futures	($253,050)	($253,050)	—	—
Totals	$760,665,277	$58,971,375	$701,693,902	—

International Opportunities Trust
Common Stocks
Argentina	$2,574,949	$2,574,949	—	—
Belgium	13,743,916	—	$13,743,916	—
Brazil	38,219,163	38,219,163	—	—
Canada	20,986,436	20,986,436	—	—
China	21,596,627	11,439,108	10,157,519	—
Denmark	13,107,194	—	13,107,194	—
France	44,699,461	—	44,699,461	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Opportunities Trust (continued)
Germany	$69,822,020	—	$69,822,020	—
Hong Kong	30,111,164	—	30,111,164	—
India	15,630,460	$15,556,932	73,528	—
Ireland	5,689,488	5,689,488	—	—
Israel	17,409,787	17,409,787	—	—
Japan	67,391,508	—	67,391,508	—
Luxembourg	8,650,169	8,650,169	—	—
Singapore	8,248,526	—	8,248,526	—
Spain	25,995,090	—	25,995,090	—
Sweden	2,612,040	—	2,612,040	—
Switzerland	40,720,313	—	40,720,313	—
Taiwan	16,593,444	—	16,593,444	—
United Kingdom	64,888,014	—	64,888,014	—
Preferred Stocks
Brazil	1,208,366	1,208,366	—	—
Short-Term Investments	21,616,726	21,616,726	—	—
Total Investments in Securities	$551,514,861	$143,351,124	$408,163,737	—

International Small Company Trust
Common Stocks
Australia	$7,775,335	$43,925	$7,731,410	—
Austria	1,207,333	—	1,207,333	—
Belgium	1,335,033	—	1,335,033	—
Bermuda	535,434	69,088	466,346	—
Canada	11,354,064	11,354,064	—	—
Cayman Islands	29,169	—	29,169	—
China	67,792	—	67,792	—
Cyprus	98,262	—	98,262	—
Denmark	813,188	—	813,188	—
Finland	2,556,430	—	2,556,430	—
France	3,780,078	—	3,780,078	—
Germany	4,871,920	—	4,871,920	—
Gibraltar	26,513	—	26,513	—
Greece	1,029,162	—	1,029,162	—
Hong Kong	2,613,699	—	2,613,699	—
Ireland	1,044,300	—	1,044,300	—
Israel	82,597	—	82,597	—
Italy	3,233,596	—	3,233,596	—
Japan	24,094,771	—	24,094,771	—
Liechtenstein	143,595	—	143,595	—
Luxembourg	68,534	—	68,534	—
Netherlands	2,104,035	—	2,104,035	—
New Zealand	686,978	—	686,978	—
Norway	1,198,350	—	1,198,350	—
Papua New Guinea	10,503	—	10,503	—
Peru	60,763	—	60,763	—
Portugal	463,606	—	463,606	—
Singapore	1,292,603	—	1,292,603	—
South Africa	72,267	72,267	—	—
Spain	2,321,928	—	2,321,928	—
Sweden	2,950,736	—	2,950,736	—
Switzerland	5,529,150	—	5,529,150	—
Taiwan	—	—	—	—
United Arab Emirates	136,364	—	136,364	—
United Kingdom	18,763,959	258,989	18,504,970	—
United States	416,045	416,045	—	—
Preferred Stocks
Australia	26,813	—	26,813	—
Rights
Australia	—	—	—	—
Belgium	1	—	1	—
France	685	685	—	—
Hong Kong	77	—	77	—
Italy	3,269	3,269	—	—
Warrants
Canada	948	948	—	—
France	1,953	1,953	—	—
Hong Kong	1,089	1,089	—	—
Short Term Investments	3,827,685	3,827,685	—
Total Investments in Securities	$106,630,612	$16,050,007	$90,580,605	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Trust
Common Stocks
Australia	$5,461,202	—	$5,461,202	—
Austria	8,169,305	—	8,169,305	—
Bermuda	5,400,079	$5,400,079	—	—
Brazil	4,721,606	4,721,606	—	—
Canada	20,707,230	20,707,230	—	—
China	12,511,977	—	12,511,977	—
France	92,925,293	—	92,925,293	—
Germany	86,370,430	—	86,370,430	—
Hong Kong	13,576,717	—	13,576,717	—
Israel	4,764,587	4,764,587	—	—
Italy	16,214,143	—	16,214,143	—
Japan	71,251,190	—	71,251,190	—
Netherlands	49,262,476	—	49,262,476	—
Norway	43,589,004	—	43,589,004	—
Russia	6,551,519	6,508,260	43,259	—
Singapore	30,027,149	11,188,184	18,838,965	—
South Korea	37,974,642	13,875,053	24,099,589	—
Spain	21,887,906	—	21,887,906	—
Sweden	19,109,826	—	19,109,826	—
Switzerland	66,109,071	—	66,109,071	—
Taiwan	40,723,023	70,331	40,652,692	—
United Kingdom	189,938,426	—	189,938,426	—
United States	16,966,881	16,966,881	—	—
Rights
Spain	276,483	276,483	—	—
Short-Term Investments	47,836,214	16,736,214	31,100,000	—
Total Investments in Securities	$912,326,379	$101,214,908	$811,111,471	—

Large Cap Trust
Common Stocks
Consumer Discretionary	$21,477,309	$21,477,309	—	—
Consumer Staples	10,385,160	10,385,160	—	—
Energy	17,277,641	17,277,641	—	—
Financials	20,705,887	20,705,887	—	—
Health Care	21,740,764	21,740,764	—	—
Industrials	16,698,676	16,698,676	—	—
Information Technology	27,673,604	27,673,604	—	—
Materials	4,910,808	4,910,808	—	—
Telecommunication Services	3,243,879	3,243,879	—	—
Utilities	7,319,632	7,319,632	—	—
Short-Term Investments	11,175,425	8,922,425	$2,253,000	—
Total Investments in Securities	$162,608,785	$160,355,785	$2,253,000	—

Large Cap Value Trust
Common Stocks
Consumer Discretionary	$31,779,550	$31,779,550	—	—
Consumer Staples	13,203,200	13,203,200	—	—
Energy	46,319,090	46,319,090	—	—
Financials	63,815,900	63,815,900	—	—
Health Care	48,180,440	48,180,440	—	—
Industrials	44,628,220	44,628,220	—	—
Information Technology	16,533,990	16,533,990	—	—
Materials	39,775,740	39,775,740	—	—
Telecommunication Services	7,663,360	7,663,360	—	—
Utilities	26,785,170	26,785,170	—	—
Short-Term Investments	24,036,570	23,109,570	$927,000	—
Total Investments in Securities	$362,721,230	$361,794,230	$927,000	—

Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$155,623,116	$155,623,116	—	—
Consumer Staples	13,400,751	13,400,751	—	—
Energy	23,470,492	22,082,921	$1,387,571	—
Financials	29,320,080	28,390,530	929,550	—
Health Care	91,777,691	84,584,328	7,193,363	—
Industrials	133,538,130	122,743,268	10,794,862	—
Information Technology	225,238,509	225,238,509	—	—
Materials	14,066,889	14,066,889	—	—
Telecommunication Services	7,164,612	7,164,612	—	—
Short-Term Investments	219,146,652	215,246,652	3,900,000	—
Total Investments in Securities	$912,746,922	$888,541,576	$24,205,346	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust (continued)
Other Financial Instruments:
Forward Foreign Currency Contracts	($228,504)	—	($228,504)	—
Totals	$912,518,418	$888,541,576	$23,976,842	—

Mid Cap Value Equity Trust
Common Stocks
Consumer Discretionary	$11,513,778	$11,513,778	—	—
Consumer Staples	3,770,528	3,770,528	—	—
Energy	13,464,759	13,464,759	—	—
Financials	19,378,195	19,378,195	—	—
Health Care	11,551,283	11,551,283	—	—
Industrials	24,950,247	24,950,247	—	—
Information Technology	12,147,720	12,147,720	—	—
Materials	9,644,807	9,644,807	—	—
Telecommunication Services	4,498,457	4,498,457	—	—
Utilities	6,986,575	6,986,575	—	—
Convertible Bonds
Consumer Discretionary	437,434	—	$437,434	—
Corporate Bonds
Financials	2,730,876	—	—	$2,730,876
Short-Term Investments	22,367,822	20,167,822	2,200,000	—
Total Investments in Securities	$143,442,481	$138,074,171	$2,637,434	$2,730,876

Mid Value Trust
Common Stocks
Consumer Discretionary	$111,795,901	$109,221,465	$2,574,436	—
Consumer Staples	62,032,795	62,032,795	—	—
Energy	56,186,956	56,186,956	—	—
Financials	133,731,411	133,731,411	—	—
Health Care	41,131,195	41,131,195	—	—
Industrials	51,899,009	51,899,009	—	—
Information Technology	56,119,655	56,119,655	—	—
Materials	44,309,302	44,309,302	—	—
Telecommunication Services	9,833,632	9,500,561	333,071	—
Utilities	61,809,600	61,809,600	—	—
Preferred Stocks
Financials	1,354,930	—	1,354,930	—
Utilities	777,600	777,600	—	—
Convertible Bonds
Financials	1,330,404	—	1,330,404	—
Industrials	5,032,296	—	5,032,296	—
Materials	1,874,835	—	1,874,835	—
Telecommunication Services	1,614,230	—	1,614,230	—
Short-Term Investments	201,114,448	201,114,448	—	—
Total Investments in Securities	$841,948,199	$827,833,997	$14,114,202	—

Mutual Shares Trust
Common Stocks
Australia	$1,459,754	—	$1,459,754	—
Canada	2,471,212	$2,471,212	—	—
Denmark	9,242,839	—	9,242,839	—
France	18,284,158	—	18,284,158	—
Germany	23,880,824	—	23,880,824	—
Hong Kong	2,656,627	—	2,656,627	—
Italy	1,565,874	—	1,565,874	—
Japan	6,895,631	—	6,895,631	—
Netherlands	2,241,515	—	2,241,515	—
Norway	6,314,182	—	6,314,182	—
Spain	5,764,798	—	5,764,798	—
Switzerland	35,938,485	14,245,829	21,692,656	—
United Kingdom	52,270,385	—	49,817,865	$2,452,520
United States	298,379,501	297,108,520	—	1,270,981
Preferred Stocks
Germany	5,416,169	—	5,416,169	—
Corporate Bonds
United States	4,226,722	—	3,838,942	387,780
Term Loans
United States	25,727,841	—	25,727,841	—
Short-Term Investments	96,154,232	55,346,422	40,807,810	—
Total Investments in Securities	$598,890,749	$369,171,983	$225,607,485	$4,111,281

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Trust (continued)
Other Financial Instruments:
Forward Foreign Currency Contracts	$7,125,968	—	$7,125,968	—
Totals	$606,016,717	$369,171,983	$232,733,453	$4,111,281

Natural Resources Trust
Common Stocks
Energy	$148,529,734	$132,874,531	$15,655,203	—
Materials	57,620,783	20,922,531	36,698,252	—
Utilities	3,955,162	3,955,162	—	—
Warrants
Materials	3,342,680	—	3,342,680	—
Short-Term Investments	40,107,937	31,607,937	8,500,000
Total Investments in Securities	$253,556,296	$189,360,161	$64,196,135	—

Optimized All Cap Trust
Common Stocks
Consumer Discretionary	$140,859,373	$140,859,373	—	—
Consumer Staples	84,221,809	84,221,809	—	—
Energy	71,551,927	71,551,927	—	—
Financials	177,587,525	177,587,525	—	—
Health Care	164,043,719	164,043,719	—	—
Industrials	116,245,022	116,245,022	—	—
Information Technology	247,498,293	247,498,293	—	—
Materials	46,284,206	46,284,206	—	—
Telecommunication Services	64,947,392	55,187,517	$9,759,875	—
Utilities	43,985,486	43,985,486	—	—
Short-Term Investments	40,042,000	—	40,042,000	—
Total Investments in Securities	$1,197,266,752	$1,147,464,877	$49,801,875	—

Optimized Value Trust
Common Stocks
Consumer Discretionary	$40,724,087	$40,724,087	—	—
Consumer Staples	15,697,137	15,697,137	—	—
Energy	27,311,601	27,311,601	—	—
Financials	64,947,207	64,947,207	—	—
Health Care	26,795,517	26,795,517	—	—
Industrials	20,464,900	20,464,900	—	—
Information Technology	25,698,973	25,698,973	—	—
Materials	4,692,806	4,692,806	—	—
Telecommunication Services	14,958,017	14,958,017	—	—
Utilities	8,061,928	8,061,928	—	—
Short Term Investments	3,416,000	—	$3,416,000	—
Total Investments in Securities	$252,768,173	$249,352,173	$3,416,000	—

Real Estate Securities Trust
Common Stocks
Financials	$337,262,407	$337,262,407	—	—
Short-Term Investments	102,923,022	100,849,022	$2,074,000	—
Total Investments in Securities	$440,185,429	$438,111,429	$2,074,000	—

Science & Technology Trust
Common Stocks
Consumer Discretionary	$20,319,518	$20,319,518	—	—
Health Care	5,163,301	5,163,301	—	—
Industrials	2,443,086	2,443,086	—	—
Information Technology	286,970,512	274,305,853	$12,664,659	—
Materials	785,740	785,740	—	—
Telecommunication Services	2,941,135	1,898,357	1,042,778	—
Preferred Stocks
Information Technology	698,090	—	—	$698,090
Short-Term Investments	65,850,972	50,409,972	15,441,000	—
Total Investments in Securities	$385,172,354	$355,325,827	$29,148,437	$698,090

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$64,248,676	$62,587,542	$1,661,134	—
Consumer Staples	11,335,520	11,335,520	—	—
Energy	10,108,632	10,108,632	—	—
Financials	4,932,029	4,932,029	—	—
Health Care	74,981,369	74,981,369	—	—
Industrials	62,303,539	62,303,539	—	—
Information Technology	90,140,625	90,140,625	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Trust (continued)
Materials	$6,240,852	$6,240,852	—	—
Investment Companies
Financials	6,325,100	6,325,100	—	—
Short-Term Investments	112,286,232	104,186,232	$8,100,000	—
Total Investments in Securities	$442,902,574	$433,141,440	$9,761,134	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($18,069)	—	($18,069)	—
Totals	$442,884,505	$433,141,440	$9,743,065	—

Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$22,590,259	$22,590,259	—	—
Consumer Staples	5,591,263	5,591,263	—	—
Energy	12,335,258	12,335,258	—	—
Financials	34,815,041	34,815,041	—	—
Health Care	15,381,690	15,381,690	—	—
Industrials	25,635,338	25,635,338	—	—
Information Technology	22,906,153	22,906,153	—	—
Materials	8,566,973	8,566,973	—	—
Telecommunication Services	2,091,477	2,091,477	—	—
Utilities	2,037,467	2,037,467	—	—
Rights
Financials	888	—	$888	—
Short-Term Investments	27,321,283	27,250,283	71,000	—
Total Investments in Securities	$179,273,090	$179,201,202	$71,888	—

Small Cap Value Trust
Common Stocks
Consumer Discretionary	$77,155,181	$77,155,181	—	—
Consumer Staples	25,690,918	25,690,918	—	—
Energy	27,236,312	27,236,312	—	—
Financials	105,114,679	105,114,679	—	—
Health Care	32,272,505	32,272,505	—	—
Industrials	94,339,414	94,339,414	—	—
Information Technology	43,605,884	43,605,884	—	—
Materials	17,800,031	17,800,031	—	—
Utilities	27,807,326	27,807,326	—	—
Short-Term Investments	97,749,131	84,849,131	$12,900,000	—
Total Investments in Securities	$548,771,381	$535,871,381	$12,900,000	—

Small Company Growth Trust
Common Stocks
Consumer Discretionary	$15,364,898	$15,364,898	—	—
Consumer Staples	2,357,394	2,357,394	—	—
Energy	4,653,100	4,653,100	—	—
Financials	7,752,922	7,752,922	—	—
Health Care	20,177,767	20,177,767	—	—
Industrials	12,839,570	12,839,570	—	—
Information Technology	25,377,353	25,377,353	—	—
Materials	2,552,348	2,552,348	—	—
Telecommunication Services	1,076,178	1,076,178	—	—
Utilities	900,951	900,951	—	—
Short-Term Investments	27,532,251	27,532,251	—	—
Total Investments in Securities	$120,584,732	$120,584,732	—	—

Small Company Value Trust
Common Stocks
Consumer Discretionary	$37,830,108	$37,830,108	—	—
Consumer Staples	3,674,334	3,674,334	—	—
Energy	26,907,412	26,907,412	—	—
Financials	77,271,821	77,271,821	—	—
Health Care	22,250,606	22,250,606	—	—
Industrials	88,731,006	88,731,006	—	—
Information Technology	33,976,822	33,976,822	—	—
Materials	33,760,450	33,760,450	—	—
Telecommunication Services	1,602,118	1,602,118	—	—
Utilities	14,066,296	14,066,296	—	—
Preferred Stocks
Energy	2,382,386	2,382,386	—	—
Financials	5,208,104	—	$5,208,104	—
Investment Companies	2,859,899	2,859,899	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Company Value Trust (continued)
Short-Term Investments	$107,602,681	$107,602,681	—	—
Total Investments in Securities	$458,124,043	$452,915,939	$5,208,104	—

Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$37,243,978	$37,243,978	—	—
Consumer Staples	2,604,970	2,604,970	—	—
Energy	16,426,333	16,426,333	—	—
Financials	10,658,572	10,658,572	—	—
Health Care	35,469,375	35,469,375	—	—
Industrials	42,612,601	42,612,601	—	—
Information Technology	44,397,405	44,397,405	—	—
Materials	7,245,536	7,245,536	—	—
Telecommunication Services	6,387,334	6,387,334	—	—
Utilities	630,221	630,221	—	—
Investment Companies
Financials	674,123	674,123	—	—
Short-Term Investments	43,284,668	39,444,672	$3,839,996	—
Total Investments in Securities	$247,635,116	$243,795,120	$3,839,996	—
Other Financial Instruments:	—	—	—	—
Futures	($19,069)	($19,069)	—	—
Totals	$247,616,047	$243,776,051	$3,839,996	—

U.S. Multi Sector Trust
Common Stocks
Consumer Discretionary	$41,334,290	$41,334,290	—	—
Consumer Staples	175,663,407	175,663,407	—	—
Energy	73,768,694	73,768,694	—	—
Financials	28,348,046	28,348,046	—	—
Health Care	220,457,472	220,457,472	—	—
Industrials	46,236,326	46,236,326	—	—
Information Technology	255,929,428	255,929,428	—	—
Materials	8,891,532	8,891,532	—	—
Telecommunication Services	12,120,419	12,120,419	—	—
Utilities	364,056	364,056	—	—
Short-Term Investments	41,759,995	25,765,307	$15,994,688	—
Total Investments in Securities	$904,873,665	$888,878,977	$15,994,688	—
Other Financial Instruments:
Futures	($437,306)	($437,306)	—	—
Totals	$904,436,359	$888,441,671	$15,994,688	—

Utilities Trust
Common Stocks
Consumer Discretionary	$12,790,287	$12,790,287	—	—
Energy	14,082,137	14,082,137	—	—
Telecommunication Services	28,601,559	20,076,702	$8,524,857	—
Utilities	81,930,497	66,887,239	15,043,258	—
Preferred Stocks
Energy	1,453,375	—	1,453,375	—
Utilities	6,247,026	6,247,026	—	—
Convertible Bonds
Consumer Discretionary	1,254,409	—	1,254,409	—
Short-Term Investments	34,555,291	32,178,291	2,377,000	—
Total Investments in Securities	$180,914,581	$152,261,682	$28,652,899	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($134,798)	—	($134,798)	—
Totals	$180,779,783	$152,261,682	$28,518,101	—

Value Trust
Common Stocks
Consumer Discretionary	$18,069,534	$18,069,534	—	—
Consumer Staples	19,897,982	19,897,982	—	—
Energy	17,532,486	17,532,486	—	—
Financials	50,844,888	50,844,888	—	—
Health Care	23,850,856	23,850,856	—	—
Industrials	34,973,358	34,973,358	—	—
Information Technology	25,112,402	25,112,402	—	—
Materials	22,350,945	22,350,945	—	—
Utilities	15,443,960	15,443,960	—	—
Short-Term Investments	4,743,048	4,743,048	—	—
Total Investments in Securities	$232,819,459	$232,819,459	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value & Restructuring Trust
Common Stocks
Consumer Discretionary	$13,492,114	$13,492,114	—	—
Consumer Staples	17,849,770	17,849,770	—	—
Energy	56,060,835	56,060,835	—	—
Financials	43,580,882	43,580,882	—	—
Health Care	17,797,643	17,797,643	—	—
Industrials	43,322,647	43,322,647	—	—
Information Technology	23,724,865	23,724,865	—	—
Materials	35,589,517	31,802,815	$3,786,702	—
Telecommunication Services	12,499,942	12,499,942	—	—
Preferred Stocks
Financials	2,590,192	2,590,192	—	—
Convertible Bonds
Consumer Discretionary	2,972,304	—	2,972,304	—
Short-Term Investments	51,232,162	50,991,162	241,000	—
Total Investments in Securities	$320,712,873	$313,712,867	$7,000,006	—
Other Financial Instruments:
Written Options	($141,165)	($141,165)	—	—
Totals	$320,571,708	$313,571,702	$7,000,006	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Emerging Markets Value Trust
	India	Mexico	Total
Balance as of 12/31/09	$17,277	—	$17,277
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	33	$142,652	142,685
Net purchases (sales)	—	(142,652)	(142,652)
Net transfers in and/out of Level 3	—	—	—
Balance as of 6/30/10	$17,310	—	$17,310

Financial Services Trust
Financials
Balance as of 12/31/09	$5,435,100
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(38,975)
Net purchases (sales)	4,550,000
Net transfers in and/out of Level 3	—
Balance as of 6/30/10	$9,946,125

Health Sciences Trust
Preferred Stocks
Balance as of 12/31/09	$153,300
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/out of Level 3	—
Balance as of 6/30/10	$153,300

International Small Company Trust
	Australia	Canada	Greece	Japan	South Korea	Total
Balance as of 12/31/09	$1,493	—	—	—	—	$1,493
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	($26,658)	($37,368)	($35,834)	($91,007)	(190,867)
Change in unrealized appreciation (depreciation)	224	26,692	43,192	35,834	91,398	197,340
Net purchases (sales)	(1,717)	(34)	(5,824)	—	(391)	(7,966)
Net transfers in and/out of Level 3	—	—	—	—	—	—
Balance as of 6/30/10	—	—	—	—	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Mid Cap Value Equity Trust
Corporate Bonds
Balance as of 12/31/09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	($942,124)
Net purchases (sales)	3,673,000
Net transfers in and/out of Level 3	—
Balance as of 6/30/10	$2,730,876

Mutual Shares Trust
	United Kingdom	United States	Total
Balance as of 12/31/09	—	$1,134,804	$1,134,804
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	($216,266)	404,147	187,881
Net purchases (sales)	2,668,786	119,810	2,788,596
Net transfers in and/out of Level 3	—	—	—
Balance as of 6/30/10	$2,452,520	$1,658,761	$4,111,281

Science & Technology Trust
Information Technology
Balance as of 12/31/09	$802,310
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(104,220)
Net purchases (sales)	—
Net transfers in and/out of Level 3	—
Balance as of 6/30/10	$698,090

Value & Restructuring Trust
Financials
Balance as of 12/31/09	$16,477
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	9,557
Net purchases (sales)	(26,034)
Net transfers in and/out of Level 3	—
Balance as of 6/30/10	—

During the six-month period ended June 30, 2010, there were no significant transfer in/out of Level 1 and Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Trust, is valued at its closing net asset value. JHCIT has a floating net asset value (NAV) and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Trust’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase Agreements  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-Issued/Delayed Delivery Securities  The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolios’ net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place. At the time that the Portfolios enter into this type of transaction, the Portfolios are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term Loans  Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily.

Loan Participations and Assignments  A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Portfolio becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. Certain Portfolios may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Inflation Indexed Bonds  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Real Estate Investment Trusts  From time to time, the Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities Lending  A Portfolio may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest their collateral in JHCIT, and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations

Foreign Currency Translation  Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Portfolios investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped Securities  Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully receive their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolios may not receive all or part of their principal because the counterparty or issuer has defaulted on its obligation.

Line of Credit  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six-month period ended June 30, 2010, there were no significant borrowings under the line of credit by the Portfolios.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Expenses  The majority of expenses are directly attributable to an individual Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolios’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses, and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (Rule 12b-1) fees, if any, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal Income Taxes  Each Portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2009.

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31
PORTFOLIO	2010	2011	2012	2013	2014	2015	2016	2017
All Cap Core Trust	$137,078,416	—	—	—	—	—	$200,514,392	$212,244,569
All Cap Value Trust	—	—	—	—	—	—	4,197,134	11,514,148
American Blue Chip Income and Growth Trust	—	—	—	—	—	—	—	2,978
American Bond Trust	—	—	—	—	—	—	8,026,754	11,163,516
American Fundamental Holding Trust	—	—	—		—	—	—	7,730,915
American Global Diversification Trust	—	—	—	—	—	—	—	8,133,082
American Global Growth Trust	—	—	—	—	—	—	—	4,448,646
American Growth Trust	—	—	—	—	—	—	—	19,048,054
American Growth-Income Trust	—	—	—	—	—	—	—	6,761,535
American High-Income Bond Trust	—	—	—	—	—	—	901,609	28,725
American International Trust	—	—	—	—	—	—	—	3,108,508
American New World Trust	—	—	—	—	—	—	—	842,630
Blue Chip Growth Trust	35,898,826	—	—	—	—	—	151,150,685	342,278,083
Capital Appreciation Trust	16,888,611	—	—	—	—	—	108,669,437	57,071,072
Equity-Income Trust	—	—	—	—	—	—	20,592,440	172,887,968
Financial Services Trust	—	—	—	—	—	—	1,012,980	10,610,811
Franklin Templeton Founding Allocation Trust	—	—	—	—	—	—	—	35,829,837
Fundamental Value Trust	—	—	—	—	—	$346,447,618	186,635,162	210,530,383
Global Trust	—	—	—	—	—	—	37,340,711	57,908,143
Growth Equity Trust	—	—	—	—	—	—	43,407,383	99,899,394
Health Sciences Trust	—	—	—	—	—	—	—	6,854,536
Heritage Trust	—	—	—	—	—	—	—	9,756,458
International Core Trust	—	—	—	—	—	—	—	173,957,170
International Opportunities Trust	—	—	—	—	—	—	163,856,210	143,999,317
International Small Company Trust	—	—	—	—	—	—	187,248,608	157,081,665
International Value Trust	—	—	—	—	—	—	—	279,722,794
Large Cap Trust	—	—	—	—	—	—	67,731,200	206,027,944
Large Cap Value Trust	—	—	—	—	—	—	62,137,397	152,839,647
Mid Cap Stock Trust	3,570,266	—	—	—	—	7,568,745	89,377,407	175,693,107
Mid Cap Value Equity Trust	—	—	—	—	—	—	—	14,686,279
Mid Value Trust	—	—	—	—	—	13,148,626	143,050,299	—
Mutual Shares Trust	—	—	—	—	—	27,735	37,035,399	56,481,154
Natural Resources Trust	—	—	—	—	—	—	—	127,906,265
Optimized All Cap Trust	54,590,189	—	—	—	—	47,568,575	294,282,339	309,727,722
Optimized Value Trust	—	—	—	—	—	—	233,562,920	188,813,567
Real Estate Securities Trust	—	—	—	—	$54,281,719	—	480,433,494	189,657,470
Science & Technology Trust*	226,181,322	$83,276,818	—	—	—	—	9,259,887	36,095,921
Small Cap Growth Trust	7,507,297	—	—	—	—	—	16,867,292	31,695,312
Small Cap Opportunities Trust	—	—	—	—	—	—	33,537,850	56,854,769
Small Cap Value Trust	—	—	—	—	—	—	483,017	29,886,644
Small Company Growth Trust	—	—	—	—	—	—	11,723,702	52,857,967
Small Company Value Trust	—	—	—	—	—	4,943,069	14,415,181	44,711,877
Smaller Company Growth Trust*	—	—	—	—	—	22,370,814	18,920,752	—
U.S. Multi Sector Trust	—	—	—	—	—	—	124,937,105	80,107,103
Utilities Trust	—	—	—	—	—	—	763,989	35,778,557
Value Trust	—	—	—	—	—	—	27,255,034	37,119,069
Value & Restructuring Trust	—	—	—	—	—	—	46,392,456	85,203,021

*	Availability of certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year.

As of December 31, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The costs of investments owned on June 30, 2010, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Core Trust	$367,189,788	$5,776,692	($29,424,847)	($23,648,155)
All Cap Value Trust	88,224,836	5,451,856	(6,306,628)	(854,772)
Alpha Opportunities Trust	685,287,984	27,278,232	(52,292,215)	(25,013,983)
American Asset Allocation Trust	1,686,651,704	—	(101,973,195)	(101,973,195)
American Blue Chip Income & Growth Trust	246,294,232	—	(29,703,480)	(29,703,480)
American Bond Trust	910,264,866	—	(31,280,143)	(31,280,143)
American Fundamental Holdings Trust	1,072,363,698	27,523,676	(26,022,833)	1,500,843
American Global Diversification Trust	851,580,451	10,677,012	(68,900,520)	(58,223,508)
American Global Growth Trust	244,361,243	—	(67,322,542)	(67,322,542)
American Global Small Capitalization Trust	116,233,288	6,030,164	(28,922,060)	(22,891,896)
American Growth Trust	1,512,197,012	—	(337,872,554)	(337,872,554)
American Growth-Income Trust	1,385,905,155	—	(266,603,516)	(266,603,516)
American High-Income Bond Trust	87,059,981	4,026,495	(5,089,997)	(1,063,502)
American International Trust	1,010,657,319	—	(243,830,056)	(243,830,056)
American New World Trust	87,363,170	—	(13,264,028)	(13,264,028)
Balanced Trust	58,342,528	1,765,449	(3,018,449)	(1,253,000)
Blue Chip Growth Trust	1,468,314,790	182,292,642	(116,837,470)	65,455,172
Capital Appreciation Trust	1,170,498,561	94,830,542	(83,539,112)	11,291,430
Capital Appreciation Value Trust	323,045,660	26,044,702	(11,862,070)	14,182,632
Core Allocation Trust	57,275,489	194,152	(2,396,736)	(2,202,584)
Core Allocation Plus Trust	215,322,874	9,175,701	(9,610,053)	(434,352)
Core Disciplined Diversification Trust	90,948,772	398,407	(2,180,623)	(1,782,216)
Core Diversified Growth & Income Trust	2,547,279	13,289	(235,221)	(221,932)
Core Fundamental Holding Trust	171,552,052	2,197,696	(4,191,026)	(1,993,330)
Core Global Diversification Trust	205,173,738	2,077,226	(12,122,332)	(10,045,106)
Disciplined Diversification Trust	258,051,223	32,310,238	(14,367,028)	17,943,210
Emerging Markets Value Trust	921,850,777	221,394,065	(80,869,128)	140,524,937
Equity-Income Trust	2,022,481,366	166,748,478	(238,895,607)	(72,147,129)
Financial Services Trust	192,242,299	8,010,199	(22,229,798)	(14,219,599)
Franklin Templeton Founding Allocation Trust	1,614,390,206	—	(354,184,006)	(354,184,006)
Fundamental Value Trust	1,807,815,049	112,419,874	(148,475,707)	(36,055,833)
Global Trust	776,887,325	27,288,807	(180,732,375)	(153,443,568)
Growth Equity Trust	556,182,396	42,521,434	(48,173,640)	(5,652,206)
Health Sciences Trust	133,673,638	14,424,455	(21,918,419)	(7,493,964)
Heritage Trust	163,064,196	3,939,734	(12,300,309)	(8,360,575)
International Core Trust	925,747,097	24,549,073	(189,495,940)	(164,946,867)
International Opportunities Trust	610,752,384	16,209,538	(75,447,061)	(59,237,523)
International Small Company Trust	140,205,273	7,629,069	(41,203,730)	(33,574,661)
International Value Trust	1,096,708,060	39,852,175	(224,233,856)	(184,381,681)
Large Cap Trust	180,479,367	12,102,505	(29,973,087)	(17,870,582)
Large Cap Value Trust	392,114,775	9,966,146	(39,359,691)	(29,393,545)
Mid Cap Stock Trust	888,980,806	80,051,266	(56,285,150)	23,766,116
Mid Cap Value Equity Trust	129,598,459	23,323,385	(9,479,363)	13,844,022
Mid Value Trust	759,631,615	112,025,533	(29,708,949)	82,316,584
Mutual Shares Trust	645,812,335	24,641,848	(71,563,434)	(46,921,586)
Natural Resources Trust	290,172,739	7,595,629	(44,212,072)	(36,616,443)
Optimized All Cap Trust	1,223,213,898	77,293,472	(103,240,618)	(25,947,146)
Optimized Value Trust	280,356,081	8,903,904	(36,491,812)	(27,587,908)
Real Estate Securities Trust	448,803,597	47,382,134	(56,000,302)	(8,618,168)
Science & Technology Trust	403,432,181	28,238,580	(46,498,407)	(18,259,827)
Small Cap Growth Trust	441,632,373	30,685,970	(29,415,769)	1,270,201
Small Cap Opportunities Trust	172,435,504	23,285,432	(16,447,846)	6,837,586
Small Cap Value Trust	521,618,939	70,575,681	(43,423,239)	27,152,442
Small Company Growth Trust	119,451,426	12,697,809	(11,564,503)	1,133,306
Small Company Value Trust	476,961,555	43,833,636	(62,671,148)	(18,837,512)
Smaller Company Growth Trust	244,531,096	19,700,596	(16,596,576)	3,104,020
U.S. Multi Sector Trust	956,906,740	43,396,322	(95,429,397)	(52,033,075)
Utilities Trust	186,855,808	10,246,545	(16,187,772)	(5,941,227)
Value Trust	229,262,982	20,728,713	(17,172,236)	3,556,477
Value & Restructuring Trust	349,802,841	16,867,683	(45,957,651)	(29,089,968)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of Income and Gains  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions, net operating losses, paydowns, partnerships, distribution reclassifications, amortization and accretion on debt securities, derivative transactions, expiration of capital loss carryforwards, real estate investment trust, merger related transactions and investments in passive foreign investment companies.

3.  DERIVATIVE INSTRUMENTS The Portfolios may invest in derivatives, including futures contracts, forward foreign currency contracts, written and purchased options, and swap contracts, in order to meet their investment objectives. The Portfolios may use derivatives to manage against anticipated changes in securities markets, currency or interest rates, maintain diversification and liquidity, hedge or gain exposure to securities or indices, access certain securities markets, enhance potential gains or manage duration.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Portfolios will succeed in enforcing them.

For more information regarding the Portfolios’ use of derivatives, please refer to the Portfolios’ Prospectus and Statement of Additional Information.

Futures  A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Portfolios’ initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolios.

The following table summarizes the contracts held at June 30, 2010 and the range of futures contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition, the table details how the Portfolios used futures contracts during the six-month period ended June 30, 2010.

All Cap Core Trust

The Portfolio used futures to gain exposure to certain securities markets. During the six-month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $3.1 million to $9.3 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
All Cap Core Trust	Russell 2000 Mini Index Futures	22	Long	Sep 2010	$1,337,160	($56,473)
	E-Mini S&P 500 Index Futures	34	Long	Sep 2010	1,745,220	(90,074)
					$3,082,380	($146,547)

Core Allocation Plus Trust

The Portfolio used futures to enhance potential gain/income, manage duration of the portfolio, hedge against anticipated changes in securities markets / interest rate and gain exposure to certain securities markets. During the six-month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $5.2 million to $20.6 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	Dow Jones Euro STOXX 50 Index Futures	58	Long	Sept 2010	$1,821,361	($68,217)
	E-Mini S&P 500 Index Futures	5	Long	Sept 2010	256,650	(14,597)
	FTSE 100 Index Futures	17	Long	Sept 2010	1,239,633	(64,552)
	MSCI EAFE E-Mini Index Futures	154	Long	Sept 2010	10,127,040	(431,559)
	S&P/TSE 60 Index Futures	9	Long	Sept 2010	1,114,612	(35,698)
	TOPIX Index Futures	15	Long	Sept 2010	1,422,553	(35,958)
	Australian 10-Year Treasury Bond Futures	21	Short	Sept 2010	(1,890,382)	(29,966)
	U.S. Treasury 5-Year Note Futures	17	Short	Sept 2010	(2,011,977)	(24,474)
	U.S. Treasury 10-Year Note Futures	56	Short	Sept 2010	(6,862,625)	(102,630)
					$5,216,865	($807,651)

DERIVATIVE INSTRUMENTS, CONTINUED

International Core Trust

The Portfolio used futures to gain exposure to certain securities markets. During the six-month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $20.2 million to $52.3 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
International Core Trust	CAC 40 Index Futures	116	Long	Jul 2010	$4,882,496	($232,682)
	DAX Index Futures	41	Long	Sep 2010	7,472,269	(178,886)
	FTSE 100 Index Futures	52	Long	Sep 2010	3,791,818	(206,784)
	FTSE MIB Index Futures	86	Long	Sep 2010	10,172,618	(288,602)
	Hang Seng Index Futures	1	Long	Jul 2010	128,928	(3,607)
	SGX MSCI Singapore Index Futures	161	Long	Jul 2010	7,734,167	15,129
	TOPIX Index Futures	64	Long	Sep 2010	6,069,558	(349,769)
	ASX SPI 200 Index Futures	97	Short	Sep 2010	(8,699,782)	629,533
	S&P/TSE 60 Index Futures	92	Short	Sep 2010	(11,393,810)	362,618
					$20,158,262	($253,050)

Smaller Company Growth Trust

The Portfolio used futures to gain exposure to certain securities markets. During the six-month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $0.4 million to $1.4 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Smaller Company Growth Trust	Russell 2000 Mini Index Futures	16	Long	Sep 2010	$972,480	($19,069)
					$972,480	($19,069)

U.S. Multi Sector Trust

The Portfolio used futures to gain exposure to certain securities markets. During the six-month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $10.2 million to $21.6 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Multi Sector Trust	E-Mini S&P 500 Index Futures	199	Long	Sep 2010	$10,214,670	($437,306)
					$10,214,670	($437,306)

Forward Foreign Currency Contracts  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Portfolio’s total return, and the potential for losses in excess of a Portfolio’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to- market daily and the change in value is recorded by the Portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at June 30, 2010 and the range of contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition the table details how the Portfolios used forward foreign currency contracts during the six-month period ended June 30, 2010.

Alpha Opportunities Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes. During the six-month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total notional values ranging from approximately $0.7 million to $7.8 million.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
Alpha Opportunities Trust	BUYS
	Japanese Yen	73,719,000	$809,121	7/20/2010	$24,925
	Japanese Yen	70,067,000	766,312	8/20/2010	26,814
			$1,575,433		$51,739
	SELLS
	Euro	914,000	$1,131,870	7/13/2010	$14,134
	Japanese Yen	73,719,000	802,891	7/20/2010	(31,156)
	Japanese Yen	70,067,000	764,298	8/20/2010	(28,828)
			$2,699,059		($45,850)

DERIVATIVE INSTRUMENTS, CONTINUED

Core Allocation Plus Trust

The Portfolio used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six-month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total notional values ranging from approximately $8.7 million to $15.9 million.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	BUYS
	Australian Dollar	4,000	$3,276	10/5/2010	$54
	Canadian Dollar	1,235,000	1,205,807	9/16/2010	(46,217)
	Euro	108,000	128,926	9/15/2010	3,191
	Euro	107,000	127,793	9/15/2010	3,100
	Euro	1,555,000	1,903,303	9/17/2010	(1,038)
	Hungarian Forint	144,900,000	603,046	9/15/2010	13,272
	Japanese Yen	179,457,000	1,966,006	9/9/2010	66,028
	Japanese Yen	15,500,000	170,710	9/15/2010	4,819
	Japanese Yen	22,650,000	249,367	9/15/2010	7,133
	Japanese Yen	127,785,000	1,422,679	12/15/2010	27,190
	Mexican Peso	2,885,000	224,514	9/15/2010	(3,158)
	Mexican Peso	2,885,000	222,026	9/15/2010	(670)
	Mexican Peso	4,453,000	344,809	9/15/2010	(3,146)
	Pound Sterling	878,000	1,293,688	9/17/2010	18,080
	South Korean Won	156,635,000	127,263	9/15/2010	1,173
	South Korean Won	757,181,000	611,157	9/15/2010	9,707
			$10,604,370		$99,518
	SELLS
	Australian Dollar	18,000	$15,485	10/5/2010	$500
	Australian Dollar	50,000	41,570	10/5/2010	(53)
	Brazilian Real	243,000	130,680	9/15/2010	(1,944)
	Brazilian Real	242,000	130,283	9/15/2010	(1,796)
	Czech Koruna	13,480,000	627,152	9/15/2010	(13,808)
	Euro	107,000	147,139	6/16/2011	16,052
	Euro	108,000	148,549	6/16/2011	16,237
	Japanese Yen	92,801,000	1,024,119	9/15/2010	(26,805)
	Japanese Yen	20,900,000	234,209	9/15/2010	(2,473)
	Japanese Yen	127,785,000	1,433,363	12/15/2010	(16,506)
	Japanese Yen	51,480,000	564,824	9/9/2010	(18,097)
	Japanese Yen	32,665,000	368,191	9/15/2010	(1,723)
	Mexican Peso	2,140,000	168,866	9/15/2010	4,672
	South Korean Won	300,285,000	253,723	9/15/2010	7,499
			$5,288,153		($38,245)

International Core Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes. During the six-month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total notional values ranging from approximately $96.7 million to $167.7 million.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
International Core Trust	BUYS
	Hong Kong Dollar	9,821,640	$1,261,620	8/20/2010	$15
	Japanese Yen	957,120,763	10,413,855	8/20/2010	420,303
	Japanese Yen	957,120,763	10,449,487	8/20/2010	384,671
	Pound Sterling	1,319,443	1,943,752	8/20/2010	27,568
	Pound Sterling	1,086,222	1,599,592	8/20/2010	23,283
	Pound Sterling	4,329,643	6,405,702	8/20/2010	63,021
	Pound Sterling	4,624,000	6,825,579	8/20/2010	82,930
	Swedish Krona	54,913,441	7,001,467	8/20/2010	41,057
	Swedish Krona	57,247,664	7,304,048	8/20/2010	37,835
	Swedish Krona	19,151,185	2,449,650	8/20/2010	6,446
	Swedish Krona	49,057,745	6,261,195	8/20/2010	30,350
	Swiss Franc	17,097,295	14,991,644	8/20/2010	884,385
	Swiss Franc	2,980,291	2,628,058	8/20/2010	139,350
	Swiss Franc	17,097,295	15,033,814	8/20/2010	842,215

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
International Core Trust, continued
	Swiss Franc	2,857,384	$2,519,539	8/20/2010	$133,741
			$97,089,002		$3,117,170
	SELLS
	Canadian Dollar	12,243,390	$11,738,304	8/20/2010	$240,241
	Euro	168,527	206,741	8/20/2010	612
	Euro	648,215	796,566	8/20/2010	3,721
	Japanese Yen	356,926,269	3,916,788	8/20/2010	(123,450)
	Japanese Yen	750,099,905	8,229,291	8/20/2010	(261,487)
	New Zealand Dollar	2,329,351	1,562,242	8/20/2010	(29,583)
	Singapore Dollar	9,917,684	7,102,984	8/20/2010	13,822
	Swiss Franc	21,474,749	18,514,279	8/20/2010	(1,426,521)
	Swiss Franc	21,474,749	18,524,372	8/20/2010	(1,416,428)
			$70,591,567		($2,999,073)

Mid Cap Stock Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes. During the six-month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total notional values ranging from approximately $17.6 million to $23.1 million.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
Mid Cap Stock Trust	BUYS
	Japanese Yen	49,557,000	$527,601	7/13/2010	$33,012
	Japanese Yen	32,882,000	361,221	7/13/2010	10,755
			$888,822		$43,767
	SELLS
	Euro	8,003,000	$9,875,346	7/13/2010	$88,426
	Japanese Yen	53,898,000	591,882	7/13/2010	(17,837)
	Japanese Yen	583,858,000	6,262,018	7/13/2010	(342,860)
			$16,729,246		($272,271)

Mutual Shares Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes. During the six-month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total notional values ranging from approximately $142.0 million to $164.2 million.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
Mutual Shares Trust	BUYS
	Australian Dollar	135,400	$114,895	8/19/2010	($1,555)
	Danish Krone	1,318,500	225,645	7/23/2010	(9,181)
	Danish Krone	907,000	148,435	7/23/2010	471
	Danish Krone	1,000,000	168,879	7/23/2010	(4,705)
	Euro	1,290,000	1,580,831	7/16/2010	(3,261)
	Euro	500,000	602,240	7/16/2010	9,221
	Japanese Yen	10,700,000	113,848	10/20/2010	7,409
	Japanese Yen	20,700,000	230,751	10/20/2010	3,829
	Norwegian Krone	7,271,000	1,185,610	8/16/2010	(70,831)
	Norwegian Krone	3,485,300	562,958	8/16/2010	(28,597)
	Norwegian Krone	8,604,988	1,371,703	8/16/2010	(52,398)
	Pound Sterling	559,000	835,582	8/12/2010	(404)
	Swiss Franc	607,600	551,086	11/10/2010	14,211
			$7,692,463		($135,791)

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
	SELLS
	Australian Dollar	705,700	$611,842	8/19/2010	$21,119
	Danish Krone	1,258,000	204,989	7/23/2010	(1,542)
	Danish Krone	18,225,262	3,240,535	7/23/2010	248,417
	Euro	42,055,257	57,486,675	7/16/2010	6,056,379
	Euro	6,052,933	8,018,287	7/16/2010	616,023
	Japanese Yen	234,293,503	2,538,804	10/20/2010	(116,303)
	Norwegian Krone	2,142,000	329,128	8/16/2010	720
	Norwegian Krone	50,812,009	8,511,008	8/16/2010	720,581
	Norwegian Krone	3,196,589	507,301	8/16/2010	17,204
	Pound Sterling	24,579,233	36,807,401	8/12/2010	84,619
	Pound Sterling	284,540	421,546	8/12/2010	(3,573)
	Pound Sterling	1,400,000	2,074,058	8/12/2010	(17,622)
	Swiss Franc	300,000	263,841	11/10/2010	(15,273)
	Swiss Franc	14,382,291	13,051,081	11/10/2010	(329,875)
	Swiss Franc	300,800	260,742	11/10/2010	(19,115)
			$134,327,238		$7,261,759

Small Cap Growth Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes. During the six-month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total notional values as represented below.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
Small Cap Growth Trust	BUYS
	Australian Dollar	85,000	$69,622	10/5/2010	$1,136
			$69,622		$1,136
	SELLS
	Australian Dollar	171,000	$147,103	10/5/2010	$4,754
	Australian Dollar	1,736,000	1,421,175	10/5/2010	(23,959)
			$1,568,278		($19,205)

Utilities Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes. During the six-month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total notional values ranging from approximately $18.2 million to $19.7 million.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)
Utilities Trust	BUYS
	Euro	37,327	$46,087	7/12/2010	($439)
	Euro	15,467	19,042	7/12/2010	(128)
	Euro	194,700	238,557	9/14/2010	(381)
	Pound Sterling	267,875	389,492	7/12/2010	10,736
	Pound Sterling	43,701	62,773	7/12/2010	2,521
			$755,951		$12,309
	SELLS
	Euro	418,513	$548,132	7/12/2010	$36,332
	Euro	1,565	1,914	7/12/2010	—
	Euro	514,000	628,134	7/12/2010	(438)
	Euro	1,849	2,223	9/14/2010	(38)
	Euro	119,714	147,222	9/14/2010	777
	Euro	484,735	584,088	9/15/2010	(8,891)
	Euro	419,224	505,148	9/15/2010	(7,691)
	Euro	927,999	1,115,399	9/15/2010	(19,827)
	Euro	912,704	1,099,753	9/15/2010	(16,762)
	Euro	5,169,227	6,227,988	9/15/2010	(95,555)
	Pound Sterling	2,561,818	3,809,289	7/12/2010	(18,291)
	Pound Sterling	1,927,287	2,897,501	7/12/2010	17,965
	Pound Sterling	755,000	1,099,140	7/12/2010	(28,896)
	Pound Sterling	201,804	295,711	9/14/2010	(5,792)
			$18,961,642		($147,107)

DERIVATIVE INSTRUMENTS, CONTINUED

Options  There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of a Portfolio’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

The following tables summarize the Portfolios’ written options activities during the six months ended June 30, 2010. In addition, the table details how the Portfolios used written option contracts during the six-month period ended June 30, 2010.

	NUMBER OF CONTRACTS	PREMIUMS
Capital Appreciation Value Trust
Outstanding, beginning of period	4,441	$849,945
Options written	4,897	625,956
Options closed	(1,708)	(308,694)
Options expired	—	—
Outstanding, end of period	7,630	$1,167,207
Core Allocation Plus Trust
Outstanding, beginning of period	384	$93,746
Options written	—	—
Options closed	(199)	(63,701)
Options expired	(185)	(30,045)
Outstanding, end of period	—	—
Health Sciences Trust
Outstanding, beginning of period	6,652	$3,506,838
Options written	6,181	3,133,381
Options closed	(5,979)	(2,755,067)
Options expired	(269)	(71,105)
Outstanding, end of period	6,585	$3,814,047
Value & Restructuring Trust
Outstanding, beginning of period	—	—
Options written	5,071	$395,076
Options closed	(114)	(3,751)
Options expired	(871)	(61,245)
Outstanding, end of period	4,086	$330,080

Options on Securities

Capital Appreciation Value Trust

The Portfolio used written options to enhance potential gain/income and gain exposure to certain securities.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Trust	CALLS
	AT&T, Inc.	$25.00	Jan 2011	318	$57,239	($36,570)
	Bank of America Corp.	17.50	Jan 2011	510	91,814	(41,310)
	Exxon Mobil Corp.	75.00	Jan 2011	880	309,188	(30,800)
	Exxon Mobil Corp.	80.00	Jan 2011	226	91,140	(3,842)
	Merck & Company, Inc.	45.00	Jan 2011	554	58,580	(17,174)
	Pfizer, Inc.	20.00	Jan 2011	4,326	329,700	(43,260)
	Procter & Gamble Company	65.00	Jan 2011	816	229,546	(118,320)
				7,630	$1,167,207	($291,276)

DERIVATIVE INSTRUMENTS, CONTINUED

Health Sciences Trust

The Portfolio used written options to enhance potential gain/income and gain exposure to certain securities.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust	CALLS
	Acorda Therapeutics, Inc.	$35.00	Jan 2011	15	$3,330	($5,475)
	Acorda Therapeutics, Inc.	40.00	Jan 2011	15	1,905	(3,225)
	Acorda Therapeutics, Inc.	50.00	Jan 2011	28	6,356	(1,260)
	Aetna, Inc.	35.00	Jul 2010	31	3,300	(31)
	Alexion Pharmaceuticals, Inc.	55.00	Aug 2010	14	4,455	(2,800)
	Allergan, Inc.	70.00	Oct 2010	15	3,030	(1,050)
	Baxter International, Inc.	50.00	Aug 2010	29	3,973	(218)
	Celgene Corp.	70.00	Jan 2011	72	22,952	(4,464)
	Celgene Corp.	75.00	Jan 2011	46	9,987	(1,518)
	Celgene Corp.	57.50	Jul 2010	13	1,627	(195)
	Cephalon, Inc.	65.00	Nov 2010	58	21,866	(9,512)
	Cephalon, Inc.	75.00	Jan 2011	58	9,830	(4,350)
	Cephalon, Inc.	65.00	Aug 2010	17	2,669	(1,020)
	Conceptus, Inc.	22.50	Aug 2010	55	8,360	(825)
	Covance, Inc.	65.00	Aug 2010	30	5,160	(450)
	Covidien PLC	55.00	Jul 2010	44	4,558	(220)
	Covidien PLC	55.00	Oct 2010	15	2,280	(150)
	CVS Caremark Corp.	40.00	Jan 2011	16	2,060	(528)
	Dendreon Corp.	60.00	Jan 2011	30	14,490	(3,000)
	Dendreon Corp.	65.00	Jan 2011	14	7,273	(1,190)
	Dendreon Corp.	60.00	Aug 2010	44	7,493	(616)
	Dendreon Corp.	50.00	Jul 2010	29	3,712	(87)
	Dendreon Corp.	45.00	Aug 2010	13	2,602	(910)
	Edwards Lifesciences Corp.	55.00	Nov 2010	60	19,500	(30,000)
	Express Scripts, Inc.	60.00	Jan 2011	14	3,593	(1,680)
	Express Scripts, Inc.	57.50	Aug 2010	46	7,066	(690)
	Gilead Sciences, Inc.	60.00	Jan 2011	121	26,159	(303)
	Gilead Sciences, Inc.	50.00	Jan 2011	31	11,532	(682)
	Gilead Sciences, Inc.	55.00	Jan 2011	49	13,328	(367)
	Gilead Sciences, Inc.	45.00	Aug 2010	59	6,452	(177)
	Gilead Sciences, Inc.	48.00	Nov 2010	59	6,731	(590)
	Gilead Sciences, Inc.	44.00	Aug 2010	44	4,709	(110)
	Gilead Sciences, Inc.	46.00	Nov 2010	87	10,485	(1,827)
	Henry Schein, Inc.	60.00	Jul 2010	43	6,536	(645)
	Human Genome Sciences, Inc.	37.00	Oct 2010	4	448	(110)
	Humana, Inc.	55.00	Aug 2010	42	11,013	(525)
	Humana, Inc.	55.00	Nov 2010	44	7,128	(4,510)
	Humana, Inc.	50.00	Aug 2010	15	2,867	(1,425)
	Intermune, Inc.	50.00	Jul 2010	43	25,790	(43)
	Intermune, Inc.	60.00	Jan 2011	43	25,670	(258)
	Intuitive Surgical, Inc.	380.00	Jan 2011	5	9,499	(9,550)
	Intuitive Surgical, Inc.	400.00	Jan 2011	6	14,382	(9,180)
	Laboratory Corp of American Holdings	80.00	Aug 2010	14	1,890	(1,610)
	Medco Health Solutions, Inc.	70.00	Jul 2010	31	4,467	(155)
	Medco Health Solutions, Inc.	70.00	Jan 2011	22	4,555	(1,815)
	Medco Health Solutions, Inc.	70.00	Oct 2010	22	2,200	(550)
	Medtronic, Inc.	50.00	Jan 2011	38	8,295	(798)
	Merck & Company, Inc.	40.00	Jul 2010	31	5,054	(78)
	Merck & Company, Inc.	39.00	Oct 2010	44	4,400	(2,420)
	Monsanto Company	65.00	Jul 2010	23	3,128	(69)
	Monsanto Company	70.00	Oct 2010	15	2,700	(180)
	Monsanto Company	57.50	Oct 2010	44	20,052	(2,728)
	Monsanto Company	57.50	Jul 2010	29	7,453	(87)
	Pfizer, Inc.	20.00	Jan 2011	92	8,924	(920)
	Regeneron Pharmaceuticals	35.00	Aug 2010	47	5,083	(705)
	St Jude Medical, Inc.	45.00	Jan 2011	63	15,694	(3,780)
	St Jude Medical, Inc.	45.00	Jul 2010	37	4,144	(370)
	St Jude Medical, Inc.	45.00	Oct 2010	46	5,842	(920)
	SXC Health Solutions Corp.	60.00	Jul 2010	13	7,111	(17,680)
	Teva Pharmaceutical	65.00	Jan 2011	12	3,444	(720)
	Teva Pharmaceutical	70.00	Jan 2011	45	10,357	(1,012)
	Valeant Pharmaceuticals International	50.00	Sep 2010	43	12,046	(20,081)
	Vertex Pharmaceuticals, Inc.	50.00	Jul 2010	63	7,686	(630)
	Vertex Pharmaceuticals, Inc.	45.00	Jul 2010	31	7,650	(310)
	Vertex Pharmaceuticals, Inc.	45.00	Oct 2010	30	10,743	(825)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust, continued
	Walgreen Company	$38.00	Jul 2010	32	$3,664	($64)
	Warner Chilcott PLC, Class A	30.00	Jul 2010	3	396	(15)
	Wellpoint, Inc.	90.00	Jan 2011	14	3,038	(112)
				2,400	$536,172	($164,400)

	PUTS
	Abbott Laboratories	$55.00	Jan 2011	15	$9,180	($14,963)
	Acorda Therapeutics, Inc.	25.00	Jan 2011	15	9,430	(4,088)
	Acorda Therapeutics, Inc.	30.00	Jan 2011	3	1,894	(1,425)
	Acorda Therapeutics, Inc.	35.00	Jan 2011	36	25,272	(27,360)
	Acorda Therapeutics, Inc.	40.00	Jan 2011	31	24,653	(33,325)
	Alexion Pharmaceuticals, Inc.	45.00	Jan 2011	6	4,503	(2,520)
	Alexion Pharmaceuticals, Inc.	50.00	Jan 2011	4	3,308	(2,320)
	Alexion Pharmaceuticals, Inc.	60.00	Jan 2011	50	48,217	(61,250)
	Alexion Pharmaceuticals, Inc.	55.00	Aug 2010	5	1,910	(2,625)
	Alkermes, Inc.	17.50	Aug 2010	11	5,367	(5,610)
	Allergan, Inc.	60.00	Jan 2011	34	37,297	(23,800)
	Allergan, Inc.	65.00	Jan 2011	5	4,635	(4,975)
	Allos Therapeutics, Inc.	10.00	Oct 2010	30	10,710	(12,450)
	AMAG Pharmaceuticals, Inc.	45.00	Jan 2011	18	21,036	(21,960)
	AMAG Pharmaceuticals, Inc.	50.00	Jan 2011	43	53,540	(71,810)
	AMAG Pharmaceuticals, Inc.	40.00	Jan 2011	6	4,242	(5,250)
	AmerisourceBergen Corp.	35.00	Jan 2011	34	23,716	(15,810)
	Amgen, Inc.	60.00	Jan 2011	9	7,578	(8,415)
	Amgen, Inc.	55.00	Jul 2010	3	996	(828)
	Amgen, Inc.	57.50	Jul 2010	3	1,341	(1,470)
	Amgen, Inc.	55.00	Jan 2011	9	5,343	(5,391)
	Amylin Pharmaceuticals, Inc.	15.00	Jan 2011	34	14,178	(7,514)
	Amylin Pharmaceuticals, Inc.	20.00	Jan 2011	34	21,148	(15,555)
	Auxilium Pharmaceuticals, Inc.	30.00	Jan 2011	5	3,537	(4,275)
	Baxter International, Inc.	50.00	Jan 2011	37	17,719	(38,110)
	Baxter International, Inc.	55.00	Jan 2011	23	18,591	(34,615)
	BioCryst Pharmaceuticals, Inc.	12.50	Jan 2011	27	16,224	(19,440)
	Biogen Idec, Inc.	50.00	Jan 2011	16	11,454	(9,360)
	Biogen Idec, Inc.	55.00	Jan 2011	14	10,318	(12,040)
	Biogen Idec, Inc.	60.00	Jan 2011	5	4,635	(6,500)
	Boston Scientific Corp.	12.50	Jan 2011	44	13,587	(29,480)
	Cardinal Health, Inc.	40.00	Jan 2011	17	15,287	(12,580)
	Celgene Corp.	60.00	Jan 2011	15	19,884	(16,680)
	Celgene Corp.	55.00	Jan 2011	3	2,691	(2,385)
	Celgene Corp.	65.00	Jan 2011	9	11,843	(13,747)
	Celgene Corp.	70.00	Jan 2011	25	32,177	(49,125)
	Cephalon, Inc.	55.00	Jan 2011	5	3,635	(2,325)
	Cerner Corp.	80.00	Jan 2011	32	54,463	(32,640)
	Cerner Corp.	75.00	Jan 2011	47	57,432	(35,955)
	Cerner Corp.	100.00	Jan 2011	34	72,467	(84,660)
	Cerner Corp.	90.00	Jan 2011	30	41,078	(50,250)
	Cerner Corp.	95.00	Jan 2011	21	37,401	(43,470)
	CIGNA Corp.	40.00	Jan 2011	60	45,719	(57,600)
	Computer Programs & Systems	40.00	Sep 2010	6	3,672	(1,650)
	Conceptus, Inc.	20.00	Aug 2010	1	247	(450)
	Covance, Inc.	60.00	Nov 2010	13	8,284	(12,805)
	Covidien PLC	55.00	Jul 2010	3	1,553	(4,425)
	Cubist Pharmaceuticals, Inc.	17.50	Jan 2011	30	9,140	(3,825)
	CVS Caremark Corp.	40.00	Jan 2011	36	32,565	(40,410)
	CVS Caremark Corp.	35.00	Jan 2011	6	4,422	(4,155)
	CVS Caremark Corp.	30.00	Jan 2011	6	2,622	(2,070)
	Davita, Inc.	65.00	Jul 2010	22	15,895	(5,665)
	Davita, Inc.	70.00	Jan 2011	4	3,828	(4,000)
	Davita, Inc.	65.00	Jan 2011	22	13,854	(14,410)
	Dendreon Corp.	25.00	Jan 2011	16	12,752	(5,520)
	Dendreon Corp.	50.00	Jan 2011	24	20,781	(43,680)
	Dendreon Corp.	55.00	Jan 2011	27	31,623	(63,922)
	Dendreon Corp.	60.00	Jan 2011	49	64,856	(138,547)
	Dendreon Corp.	60.00	Jan 2012	19	33,594	(57,712)
	Dentsply International, Inc.	35.00	Jul 2010	6	2,142	(3,000)
	Dentsply International, Inc.	40.00	Oct 2010	29	17,313	(29,290)
	Edwards Lifesciences Corp.	50.00	Aug 2010	6	4,500	(690)
	Edwards Lifesciences Corp.	57.50	Nov 2010	60	51,750	(31,800)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust, continued
	Edwards Lifesciences Corp.	$60.00	Feb 2011	17	$14,188	($14,280)
	Elan Corp. PLC	10.00	Jan 2011	62	21,753	(34,100)
	Eli Lilly & Company	40.00	Jan 2011	45	33,969	(34,650)
	Express Scripts, Inc.	50.00	Jan 2011	44	27,033	(28,248)
	Express Scripts, Inc.	52.50	Jan 2011	38	26,180	(29,640)
	Express Scripts, Inc.	55.00	Jan 2011	66	46,794	(66,330)
	Express Scripts, Inc.	40.00	Jan 2011	32	23,716	(7,680)
	Express Scripts, Inc.	42.50	Jan 2011	12	7,936	(4,320)
	Express Scripts, Inc.	45.00	Jan 2011	18	11,609	(7,200)
	Express Scripts, Inc.	47.50	Jan 2011	30	23,104	(15,420)
	Forest Laboratories, Inc.	35.00	Jan 2011	120	76,659	(95,400)
	Gilead Sciences, Inc.	45.00	Jan 2011	12	8,219	(12,960)
	Gilead Sciences, Inc.	40.00	Jan 2011	6	3,416	(4,275)
	Gilead Sciences, Inc.	48.00	Aug 2010	17	6,254	(22,822)
	Gilead Sciences, Inc.	40.00	Aug 2010	3	717	(1,617)
	Gilead Sciences, Inc.	35.00	Jan 2011	11	5,159	(4,400)
	Health Management Associates, Inc., Class A	10.00	Aug 2010	17	4,759	(3,868)
	Health Management Associates, Inc., Class A	10.00	Nov 2010	61	12,627	(14,945)
	Henry Schein, Inc.	50.00	Jul 2010	6	1,376	(150)
	Henry Schein, Inc.	60.00	Jul 2010	19	9,443	(9,025)
	Human Genome Sciences, Inc.	20.00	Jan 2011	27	28,272	(11,273)
	Human Genome Sciences, Inc.	35.00	Jan 2011	10	9,380	(13,400)
	Human Genome Sciences, Inc.	30.00	Jan 2011	23	17,375	(21,965)
	IDEXX Laboratories, Inc.	65.00	Jul 2010	32	29,186	(13,440)
	Illumina, Inc.	35.00	Jan 2011	24	21,527	(5,160)
	Illumina, Inc.	45.00	Jan 2011	31	30,756	(18,910)
	Illumina, Inc.	50.00	Jan 2011	7	7,809	(6,370)
	Intermune, Inc.	45.00	Jan 2011	24	29,286	(85,860)
	Intermune, Inc.	50.00	Jan 2011	24	35,739	(97,800)
	Intermune, Inc.	40.00	Jul 2010	5	3,607	(15,337)
	Intuitive Surgical, Inc.	320.00	Jan 2011	6	23,082	(24,360)
	Intuitive Surgical, Inc.	370.00	Jan 2011	5	25,285	(37,425)
	Johnson & Johnson	65.00	Jan 2011	63	76,669	(49,644)
	Johnson & Johnson	70.00	Jan 2011	67	100,201	(81,740)
	King Pharmaceuticals, Inc.	15.00	Jan 2011	12	4,884	(8,940)
	Laboratory Corp of American Holdings	80.00	Aug 2010	9	6,549	(4,950)
	McKesson Corp.	80.00	Jan 2012	29	48,992	(50,605)
	McKesson Corp.	80.00	Jan 2011	17	19,914	(24,565)
	Medco Health Solutions, Inc.	60.00	Jan 2011	15	12,360	(11,250)
	Medicines Company	10.00	Jul 2010	28	5,885	(7,210)
	Momenta Pharmaceuticals, Inc.	15.00	Jan 2011	9	7,330	(4,185)
	Momenta Pharmaceuticals, Inc.	17.50	Jan 2011	28	14,857	(17,920)
	Monsanto Company	55.00	Jan 2011	14	13,958	(15,750)
	Monsanto Company	50.00	Oct 2010	13	7,176	(7,670)
	Neurocrine Biosciences, Inc.	7.50	Nov 2010	11	2,717	(2,805)
	Nuance Communications, Inc.	20.00	Jan 2011	31	19,606	(17,205)
	Onyx Pharmaceuticals, Inc.	30.00	Jan 2011	32	23,948	(29,920)
	Perrigo Company	50.00	Aug 2010	16	9,496	(1,560)
	Perrigo Company	55.00	Aug 2010	22	12,424	(4,070)
	Pfizer, Inc.	20.00	Jan 2011	255	120,028	(156,825)
	Pfizer, Inc.	22.50	Jan 2011	236	120,833	(202,370)
	Pfizer, Inc.	25.00	Jan 2011	251	187,346	(287,395)
	PSS World Medical, Inc.	22.50	Aug 2010	32	13,024	(5,680)
	Quest Diagnostics, Inc.	55.00	Jan 2011	16	12,824	(10,880)
	Quest Diagnostics, Inc.	60.00	Jan 2011	18	11,976	(19,800)
	Regeneron Pharmaceuticals	30.00	Aug 2010	11	6,657	(8,360)
	Salix Pharmaceuticals, Ltd.	35.00	Jan 2011	12	15,564	(6,240)
	Savient Pharmaceuticals, Inc.	15.00	Jan 2011	62	32,061	(33,480)
	St Jude Medical, Inc.	40.00	Jan 2011	24	8,435	(13,320)
	St Jude Medical, Inc.	35.00	Jan 2011	32	17,550	(9,200)
	St Jude Medical, Inc.	40.00	Jul 2010	24	4,421	(9,480)
	St Jude Medical, Inc.	40.00	Oct 2010	24	6,629	(10,320)
	Stericycle, Inc.	60.00	Nov 2010	1	657	(205)
	Stryker Corp.	50.00	Jan 2011	5	3,035	(2,250)
	Stryker Corp.	55.00	Jan 2011	6	3,942	(4,410)
	Stryker Corp.	65.00	Jan 2011	57	50,459	(88,065)
	SXC Health Solutions Corp.	60.00	Jul 2010	31	33,091	(2,170)
	SXC Health Solutions Corp.	60.00	Oct 2010	9	5,643	(2,880)
	SXC Health Solutions Corp.	75.00	Jan 2011	2	2,494	(2,494)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust, continued
	Teva Pharmaceutical	$65.00	Jan 2011	12	$10,764	($16,470)
	Teva Pharmaceutical	70.00	Jan 2011	6	6,282	(10,965)
	Thermo Fisher Scientific, Inc.	55.00	Sep 2010	6	5,502	(4,050)
	UnitedHealth Group	35.00	Jan 2011	29	22,823	(21,750)
	UnitedHealth Group	35.00	Jan 2012	30	26,659	(27,525)
	Universal Health Services, Class B	45.00	Oct 2010	6	3,432	(4,620)
	Valeant Pharmaceuticals International	50.00	Sep 2010	31	9,982	(8,680)
	Valeant Pharmaceuticals International	60.00	Jan 2011	37	37,463	(36,630)
	Valeant Pharmaceuticals International	55.00	Sep 2010	17	8,439	(8,415)
	Vertex Pharmaceuticals, Inc.	40.00	Jan 2011	9	10,323	(7,875)
	Vertex Pharmaceuticals, Inc.	45.00	Jan 2011	16	21,924	(20,320)
	Walgreen Company	45.00	Jan 2011	95	86,875	(175,750)
	Walgreen Company	50.00	Jan 2011	89	105,381	(210,040)
	Warner Chilcott PLC, Class A	25.00	Oct 2010	31	7,347	(10,230)
	Waters Corp.	75.00	Nov 2010	1	1,127	(1,180)
	Wellcare Health Plans, Inc.	35.00	Jan 2011	31	31,837	(37,355)
	Wellpoint, Inc.	60.00	Jan 2011	11	10,881	(13,668)
	Wellpoint, Inc.	55.00	Jan 2011	23	14,060	(20,240)
	Zimmer Holdings, Inc.	60.00	Jan 2011	35	21,895	(28,875)
				4,185	$3,277,875	($4,017,058)

Value & Restructuring Trust

The Portfolio used written options to enhance potential gain/income.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Value & Restructuring Trust	CALLS
	AGCO Corp.	$30.00	Aug 2010	45	$4,005	($4,005)
	AGCO Corp.	35.00	Nov 2010	46	5,267	(3,220)
	Alpha Natural Resources, Inc.	50.00	Sep 2010	95	4,655	(2,137)
	America Movil ADR, Series L	55.00	Aug 2010	135	8,234	(2,700)
	Amerisourcebergen Corp.	35.00	Aug 2010	60	1,142	(1,500)
	Avon Products, Inc.	31.00	Aug 2010	50	1,381	(1,000)
	Celanese Corp., Series A	30.00	Aug 2010	45	1,530	(1,530)
	Commscope, Inc.	30.00	Aug 2010	45	1,403	(788)
	Commscope, Inc.	30.00	Oct 2010	46	4,926	(2,990)
	Consol Energy, Inc.	65.00	Oct 2010	30	1,670	(150)
	Copa Holdings S.A., Class A	55.00	Jul 2010	47	5,264	(705)
	Copa Holdings S.A., Class A	60.00	Aug 2010	73	5,822	(1,460)
	Copa Holdings S.A., Class A	50.00	Aug 2010	45	4,005	(4,005)
	Devon Energy Corp.	80.00	Jul 2010	51	2,504	(255)
	Devon Energy Corp.	75.00	Aug 2010	88	3,882	(2,112)
	Eaton Corp.	75.00	Aug 2010	90	6,464	(6,464)
	Eaton Corp.	85.00	Oct 2010	137	17,717	(5,480)
	Freeport McMoran Copper	80.00	Aug 2010	139	15,570	(4,031)
	Goldman Sachs Group, Inc.	150.00	Aug 2010	46	17,047	(8,694)
	Harris Corp.	55.00	Aug 2010	90	4,455	(1,350)
	Harris Corp.	50.00	Aug 2010	92	5,770	(2,990)
	Host Hotels & Resorts, Inc.	15.00	Jul 2010	45	2,979	(450)
	Host Hotels & Resorts, Inc.	15.00	Aug 2010	47	2,185	(2,585)
	Host Hotels & Resorts, Inc.	17.50	Oct 2010	90	5,310	(1,800)
	International Business Machines Corp.	145.00	Oct 2010	46	6,210	(3,726)
	JPMorgan Chase & Company	43.00	Aug 2010	135	7,205	(3,510)
	Loews Corp.	35.00	Aug 2010	45	2,767	(2,767)
	Lorillard, Inc.	80.00	Aug 2010	45	1,961	(1,800)
	Lorillard, Inc.	80.00	Sep 2010	45	2,481	(3,150)
	Metlife, Inc.	45.00	Jul 2010	45	3,690	(90)
	Metlife, Inc.	47.00	Sep 2010	136	14,108	(4,352)
	Morgan Stanley	27.00	Aug 2010	45	1,379	(1,379)
	Noble Energy, Inc.	70.00	Aug 2010	91	9,565	(6,825)
	PNC Financial Services Group	70.00	Jul 2010	45	1,890	(90)
	PNC Financial Services Group	67.50	Aug 2010	94	8,384	(3,478)
	PNC Financial Services Group	70.00	Aug 2010	115	9,496	(1,955)
	PPG Industries, Inc.	70.00	Jul 2010	139	9,806	(1,042)
	PPG Industries, Inc.	70.00	Aug 2010	47	4,794	(1,645)
	PPG Industries, Inc.	75.00	Aug 2010	92	3,818	(920)
	RSC Holdings, Inc.	10.00	Sep 2010	10	240	(300)
	Ryder System, Inc.	47.50	Jul 2010	45	4,455	(450)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Value & Restructuring Trust, continued
	Ryder System, Inc.	$50.00	Aug 2010	47	$4,505	($705)
	Ryder System, Inc.	47.50	Aug 2010	92	12,904	(3,220)
	Schnitzer Steel Industry, Inc.	60.00	Aug 2010	45	2,655	(450)
	Schnitzer Steel Industry, Inc.	55.00	Aug 2010	67	4,958	(1,005)
	Southern Copper Corp.	35.00	Sep 2010	92	9,384	(2,300)
	Stanley Black & Decker, Inc.	65.00	Jul 2010	66	6,504	(660)
	Stanley Black & Decker, Inc.	62.50	Jul 2010	50	3,700	(500)
	TJX Companies, Inc.	50.00	Jul 2010	45	1,867	(225)
	TJX Companies, Inc.	45.00	Aug 2010	93	7,347	(7,719)
	Tyco International, Ltd.	40.00	Aug 2010	45	1,080	(1,080)
	Tyco International, Ltd.	40.00	Sep 2010	92	17,779	(13,800)
	Union Pacific Corp.	80.00	Jul 2010	137	9,987	(959)
	Union Pacific Corp.	85.00	Aug 2010	182	11,790	(3,276)
	Union Pacific Corp.	80.00	Aug 2010	45	3,969	(2,565)
	United Technologies Corp.	75.00	Aug 2010	91	6,215	(2,821)
				4,086	$330,080	($141,165)

Swaps  The Portfolios may enter into interest rate, credit default and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or the Portfolios is recorded as realized gain or loss, as well as, the net periodic payments received or paid by the Portfolios.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Portfolios may also suffer losses if they are unable to terminate or assign outstanding swaps or reduce their exposure through offsetting transactions.

Credit Default Swaps  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agrees to remedies that are specified within the credit default agreement. The Portfolios may enter into CDS in which they may act as either Buyer or Seller. By acting as the Seller, the Portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at June 30, 2010, and the range of contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition, the table details how the Portfolios used credit default swap contracts as a buyer of protection during the six-month period ended June 30, 2010.

Core Allocation Plus Trust

The Portfolio used credit default swaps to enhance potential gain/income and hedge against potential credit events. During the six month period ended June 30, 2010, the Portfolio held credit default swaps with total USD notional amount as represented below

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Core Allocation Plus Trust
	Goldman Sachs International	CDS USD BP 1.75% 12-20-13	50,000	USD	$50,000	(1.750%)	Dec 2013	—	($1,032)	($1,032)
					$50,000			—	($1,032)	($1,032)

Fair Value of Derivative Instruments by Risk Category

The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2010, by risk category:

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
All Cap Core Trust	Equity Contracts	Receivable/Payable for futures	Futures†	—	($146,547)
	Total			—	($146,547)
Alpha Opportunities Trust	Foreign exchange contracts	Receivable/Payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$65,873	($59,984)
	Total			$65,873	($59,984)

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Capital Appreciation Value Trust	Equity Contracts	Written options, at value	Options	—	($291,276)
	Total			—	($291,276)
Core Allocation Plus Trust	Interest rate contracts	Receivable/Payable for futures	Futures†	—	($157,070)
	Equity Contracts	Receivable/Payable for futures	Futures†	—	(650,581)
	Credit Contracts	Swap contracts, at value	Credit default swaps	—	(1,032)
	Foreign exchange contracts	Receivable/Payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$198,707	(137,434)
	Total			$198,707	($946,117)
Health Sciences Trust	Equity Contracts	Written options, at value	Options	—	($4,181,458)
	Total			—	($4,181,458)
International Core Trust	Foreign currency contracts	Receivable/Payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$3,375,566	($3,257,469)
	Equity Contracts	Receivable/Payable for futures	Futures†	1,007,280	(1,260,330)
	Total			$4,382,846	($4,517,799)
Mid Cap Stock Trust	Foreign exchange contracts	Receivable/Payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$132,193	($360,697)
	Total			$132,193	($360,697)
Mutual Shares Trust	Foreign exchange contracts	Receivable/Payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$7,800,203	($674,235)
	Total			$7,800,203	($674,235)
Small Cap Growth Trust	Foreign exchange contracts	Receivable for forward foreign currency exchange contracts	Forward foreign currency contracts	$5,890	($23,959)
	Total			$5,890	($23,959)
Smaller Company Growth Trust	Equity Contracts	Receivable/Payable for futures	Futures†	—	($19,069)
	Total			—	($19,069)
Utilities Trust	Foreign exchange contracts	Receivable/Payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$68,331	($203,129)
	Total			$68,331	($203,129)
U.S. Multi Sector Trust	Equity Contracts	Receivable/Payable for futures	Futures†	—	($437,306)
	Total			—	($437,306)
Value & Restructuring Trust	Equity Contracts	Written options, at value	Options	—	($141,165)
	Total			—	($141,165)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Effect of Derivative Instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended June 30, 2010:

	Statement of Operations Location – Net Realized Gain/(Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Foreign Currency Transactions*	Total
All Cap Core Trust	Equity contracts	—	—	($37,572)	—	—	($37,572)
	Total	—	—	($37,572)	—	—	($37,572)
Alpha Opportunities Trust	Foreign currency contracts	—	—	—	—	($13,768)	($13,768)
	Total	—	—	—	—	($13,768)	($13,768)
Balanced Trust	Equity contracts	—	—	($52,553)	—	—	($52,553)
	Total	—	—	($52,553)	—	—	($52,553)
Capital Appreciation Value Trust	Equity contracts	$36,590	$129,931	—	—	—	$166,521
	Total	$36,590	$129,931	—	—	—	$166,521
Core Allocation Plus Trust	Interest rate contracts	—	—	$47,006	—	—	$47,006
	Equity Contracts	—	$79,251	(1,469,782)	—	—	(1,390,531)
	Credit contracts	—	—	—	($443)	—	(443)
	Foreign currency contracts	—	—	—	—	($150,799)	(150,799)
	Total	—	$79,251	($1,422,776)	($443)	($150,799)	($1,494,767)
Health Sciences Trust	Equity contracts	($59,915)	$1,687,726	—	—	—	$1,627,811
	Total	($59,915)	$1,687,726	—	—	—	$1,627,811

DERIVATIVE INSTRUMENTS, CONTINUED

	Statement of Operations Location – Net Realized Gain/(Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Foreign Currency Transactions*	Total
International Core Trust	Foreign currency contracts	—	—	—	—	($4,682,211)	($4,682,211)
	Equity contracts	—	—	($234,354)	—	—	(234,354)
	Total	—	—	($234,354)	—	($4,682,211)	($4,916,565)
Mid Cap Stock Trust	Foreign currency contracts	—	—	—	—	$147,861	$147,861
	Total	—	—	—	—	$147,861	$147,861
Mutual Shares Trust	Foreign currency contracts	—	—	—	—	$10,656,163	$10,656,163
	Total	—	—	—	—	$10,656,163	$10,656,163
Smaller Company Growth Trust	Equity contracts	—	—	$115,561	—	—	$115,561
	Total	—	—	$115,561	—	—	$115,561
U.S. Multi Sector Trust	Equity contracts	—	—	$9,299	—	—	$9,299
	Total	—	—	$9,299	—	—	$9,299
Utilities Trust	Foreign currency contracts	—	—	—	—	$1,868,407	$1,868,407
	Total	—	—	—	—	$1,868,407	$1,868,407
Value & Restructuring Trust	Equity contracts	—	$61,707	—	—	—	$61,707
	Total	—	$61,707	—	—	—	$61,707

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended June 30, 2010:

	Statement of Operations Location – Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Translation of assets and liabilities in foreign currencies*	Total
All Cap Core Trust	Equity contracts	—	—	($226,321)	—	—	($226,321)
	Total	—	—	($226,321)	—	—	($226,321)
Alpha Opportunities Trust	Foreign currency contracts	—	—	—	—	($21,055)	($21,055)
	Total	—	—	—	—	($21,055)	($21,055)
Balanced Trust	Equity contracts	—	—	($80,430)	—	—	($80,430)
	Total	—	—	($80,430)	—	—	($80,430)
Capital Appreciation Value Trust	Equity contracts	($26,443)	$802,504	—	—	—	$776,061
	Total	($26,443)	$802,504	—	—	—	$776,061
Core Allocation Plus Trust	Interest rate contracts	—	—	($265,227)	—	—	($265,227)
	Equity contracts	—	$30,152	(811,272)	—	—	(781,120)
	Credit contracts	—	—	—	$487	—	487
	Foreign currency contracts	—	—	—	—	$54,809	54,809
	Total	—	$30,152	($1,076,499)	$487	$54,809	($991,051)
Health Sciences Trust	Equity contracts	—	($1,347,181)	—	—	—	($1,347,181)
	Total	—	($1,347,181)	—	—	—	($1,347,181)
International Core Trust	Foreign currency contracts	—	—	—	—	($16,057)	($16,057)
	Equity contracts	—	—	($668,740)	—	—	(668,740)
	Total	—	—	($668,740)	—	($16,057)	($684,797)
Mid Cap Stock Trust	Foreign currency contracts	—	—	—	—	($228,504)	($228,504)
	Total	—	—	—	—	($228,504)	($228,504)
Mutual Shares Trust	Foreign currency contracts	—	—	—	—	$3,575,541	$3,575,541
	Total	—	—	—	—	$3,575,541	$3,575,541
Small Cap Growth Trust	Foreign currency contracts	—	—	—	—	($18,069)	($18,069)
	Total	—	—	—	—	($18,069)	($18,069)
Smaller Company Growth Trust	Equity contracts	—	—	($39,656)	—	—	($39,656)
	Total	—	—	($39,656)	—	—	($39,656)
U.S. Multi Sector Trust	Equity contracts	—	—	($697,295)	—	—	($697,295)
	Total	—	—	($697,295)	—	—	($697,295)
Utilities Trust	Foreign currency contracts	—	—	—	—	($233,388)	($233,388)
	Total	—	—	—	—	($233,388)	($233,388)
Value & Restructuring Trust	Equity contracts	—	$188,915	—	—	—	$188,915
	Total	—	$188,915	—	—	—	$188,915

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Portfolios’ organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management Fee  The Portfolios have an investment management contract with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of JHF II, unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	All Cap Core Trust — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets.

•	All Cap Value Trust — a) 0.85% of the first $250 million of aggregate net assets; b) 0.80% of aggregate net assets between $250 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Trust — a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.95% of the excess over $1 billion of aggregate net assets. Prior to May 3, 2010, the advisory rates were as follows: a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; and c) 0.975% of the excess over $500 million of aggregate net assets.

•	American Fundamental Holdings Trust, American Global Diversification Trust and Core Diversified Growth and Income Trust — Aggregate net assets include the net assets of the Portfolios and the net assets of similar funds of JHF II for all the funds listed. The daily management fee paid on these assets is a) 0.05% on the first $500 million of aggregate net assets and b) 0.04% on the excess over $500 million of aggregate net assets.

•	Balanced Trust — a) 0.84% of the first $250 million of average net assets; b) 0.81% of average net assets between $250 million and $500 million; c) 0.80% of the average net assets between $500 million and $1 billion; and d) 0.78% of the excess over $1 billion of average net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets (when Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets). Prior to May 3, 2010, the advisory rates were as follows: a) 0.825% of the first $1 billion of aggregate net assets and b) 0.80% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.85% of the first $300 million of aggregate net assets; b) 0.80% of aggregate net assets between $300 million and $500 million; c) 0.70% of the aggregate net assets between $500 million and $1 billion; and d) 0.67% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net assets are less than $500 million, then the following fee schedule applies: a) 0.95% of the first $250 million of average net assets and b) 0.85% of the excess over $250 million of average net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.85% of the first $1 billion of average net assets and b) 0.80% of the excess over $1 billion of average net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.85% of the first $500 million of average net assets and b) 0.80% of the excess over $500 million of average net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.80% of average net assets.

•	Core Allocation Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust and Franklin Templeton Founding Allocation Trust — The advisory fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any Fund of The Trust, John Hancock Funds II (JHF II) and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. The advisory fee paid on Affiliated Fund Assets is as follows: a) 0.05% of the first $500 million of average net assets and b) 0.04% of the excess over $500 million in average net assets. The advisory fee paid on Other Assets is as follows: a) 0.50% of the first $500 million of average net assets and b) 0.49% of the excess over $500 million in average net assets.

•	Core Allocation Plus Trust — The advisory fees paid are as follows: a) 0.915% of the first $500 million of average net assets and b) 0.865% excess over $500 million of average net assets.

•	Disciplined Diversification Trust — a) 0.80% of the first $100 million of average net assets; b) 0.70% of average net assets between $100 million and $1 billion; and c) 0.65% of the excess over $1 billion of average net assets.

•	Emerging Markets Value Trust — a) 1.00% of the first $100 million of aggregate net assets and b) 0.95% excess over $100 million of aggregate net assets.

•	Equity-Income Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% excess over $1 billion of aggregate net assets (when Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets). Prior to May 3, 2010, the advisory rates were as follows: a) 0.825% of the first $1 billion of aggregate net assets and b) 0.80% excess over $1 billion of aggregate net assets.

•	Financial Services Trust and Fundamental Value Trust — a) 0.85% of the first $50 million of aggregate net assets; b) 0.80% of aggregate net assets between $50 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of Global Trust, International Value Trust, Income Trust, Mutual Shares Trust, JHF II Global Fund, JHF II International Value Fund, JHF II Income Fund, JHF II Mutual Shares Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.85% of the first $1 billion of aggregate net assets and b) 0.80% excess over $1 billion of aggregate net assets. Prior to June 25, 2010, aggregate net assets were the aggregate net assets of Global Trust, International Value Trust, JHF II Global Fund and JHF II International Value Fund.

•	Growth Equity Trust — Aggregate nets assets are the aggregate net assets of Growth Equity Trust and the John Hancock Funds III Rainier Growth Fund. The advisory fees paid are as follows: a) 0.75% of the first $3 billion of aggregate net assets; b) 0.725% of aggregate nets assets between $3 billion and $6 billion; and c) 0.70% excess over $6 billion of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Health Sciences Trust — a) 1.05% of the first $500 million of average net assets and b) 1.00% excess over $500 million of average net assets.

•	Heritage Trust — a) 0.85% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets. Prior to May 3, 2010, the advisory rates were as follows: a) 0.90% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $400 million; c) 0.825% of aggregate net assets between $400 million and $1 billion and d) 0.80% of the excess over $1 billion of aggregate net assets.

•	International Core Trust — Aggregate net assets are the aggregate net assets of International Core Trust and JHF III International Core Fund. The advisory fees paid are as follows: a) 0.92% of the first $100 million of aggregate net assets; b) 0.895% of aggregate net assets between $100 million and $1 billion; c) 0.88% of aggregate net assets between $1 billion and $2 billion; d) 0.85% of aggregate net assets between $2 billion and $3 billion; e) 0.825% of aggregate net assets between $3 billion and $4 billion; and f) 0.80% of aggregate net assets in excess over $4 billion.

•	International Opportunities Trust — a) 0.90% of the first $750 million of aggregate net assets; b) 0.85% of aggregate net assets between $750 million and $1.5 billion; and c) 0.80% of the excess over $1.5 billion of aggregate net assets.

•	International Small Company Trust — 0.95% of aggregate net assets. Prior to June 25, 2010, a) 1.00% of the first $100 million of aggregate net assets and b) 0.95% excess over $100 million of aggregate net assets.

•	International Value Trust — Aggregate net assets are the aggregate net assets of Global Trust, Income Trust, International Value Trust, Mutual Shares Trust, JHF II Global Fund, JHF II Income Fund, JHF II International Small Cap Fund, JHF II International Value Fund and JHF II Mutual Shares Fund. The advisory fees paid are as follows: a) 0.95% of the first $150 million of aggregate net assets; b) 0.85% of aggregate net assets between $150 million and $300 million; and c) 0.80% excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.80% of aggregate net assets of the fund. Prior to June 25, 2010, aggregate net assets were the aggregate net assets of Global Trust, Income Trust and International Value Trust, JHF II Income Fund and JHF II International Value Fund. The advisory fees paid were as follows: a) 0.95% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million; and c) 0.80% excess over $500 million of aggregate net assets.

•	Large Cap Trust — a) 0.78% of the first $250 million of aggregate net assets; b) 0.73% of aggregate net assets between $250 million and $500 million; c) 0.68% of aggregate net assets between $500 million and $750 million; and d) 0.65% of the excess over $750 million of aggregate net assets.

•	Large Cap Value Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; c) 0.775% of aggregate net assets between $1 billion and $1.5 billion; and d) 0.72% of aggregate net assets between $1.5 billion and $2 billion; and e) 0.70% of the excess over $2 billion of aggregate net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Cap Value Equity Trust — a) 0.875% of the first $250 million of aggregate net assets; b) 0.85% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

•	Mid Value Trust — a) 1.05% of the first $50 million of aggregate net assets and b) 0.95% excess over $50 million of aggregate net assets.

•	Mutual Shares Trust — 0.96% of aggregate net assets.

•	Natural Resources Trust — a) 1.00% of the first $1 billion of aggregate net assets and b) 0.975% of aggregate net assets between $1 billion and $2 billion; and c) 0.95% excess over $2 billion of aggregate net assets. Prior to May 3, 2010, the advisory rates were as follows: a) 1.05% of the first $50 million of aggregate net assets and b) 1.00% of the excess over $50 million of aggregate net assets.

•	Optimized All Cap Trust — a) 0.675% of the first $2.5 billion of average net assets and b) 0.65% excess over $2.5 billion of average net assets.

•	Optimized Value Trust — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $1 billion; and c) 0.60% of the excess over $1 billion of aggregate net assets.

•	Real Estate Securities Trust — 0.70% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.05% of the first $500 million of aggregate net assets and b) 1.00% excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% excess over $100 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.00% of the first $500 million of aggregate net assets; b) 0.95% of aggregate net assets between $500 million and $1 billion; c) 0.90% of aggregate net assets between $1 billion and $2 billion; and d) 0.85% of the excess over $2 billion of aggregate net assets.

•	Small Cap Value Trust — a) 1.10% of the first $100 million of aggregate net assets; b) 1.05% of aggregate net assets between $100 million and $600 million; and c) 1.00% excess over $600 million of aggregate net assets. Prior to May 3, 2010, the advisory rates were as follows: a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% of the excess over $100 million of aggregate net assets.

•	Small Company Growth Trust — a) 1.05% of the first $250 million of aggregate net assets and b) 1.00% excess over $250 million of aggregate net assets. However, when the aggregate net assets of the fund, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.00% of aggregate net assets. Prior to June 25, 2010, when the aggregate net assets of the fund and JHF II Small Company Growth Fund exceeded $1 billion, then the advisory rate for Small Company Growth Trust was 1.00% of aggregate net assets.

•	Smaller Company Growth Trust — a) 1.10% of the first $125 million of aggregate net assets; b) 1.05% of aggregate net assets between $125 million and $375 million; c) 1.00% of aggregate net assets between $375 million and $1 billion; and d) 0.95% of the excess over $1 billion of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	U.S. Multi Sector Trust — a) 0.78% of the first $500 million of aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion; and c) 0.75% of aggregate net assets between $1 billion and $2.5 billion and d) 0.74% of the excess over $2.5 billion of aggregate net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of average net assets; b) 0.80% of average net assets between $600 million and $900 million; c) 0.775% of average net assets between $900 million and $1.5 billion and d) 0.70% of the excess over $1.5 billion of average net assets.

•	Value Trust — a) 0.75% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.65% of the excess over $500 million of aggregate net assets.

•	Value & Restructuring Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; and c) 0.775% of the excess over $1 billion of aggregate net assets.

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolios	Subadviser
Heritage Trust	American Century Investment Management, Inc.
Large Cap Value Trust	BlackRock Investment Management, LLC
Mid Cap Value Equity Trust, Value & Restructuring Trust	Columbia Management Investment Advisers
Financial Services Trust, Fundamental Value Trust	Davis Selected Advisers, L.P.
All Cap Core Trust**, Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Disciplined Diversification Trust, Emerging Markets Value Trust, International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers
Mutual Shares Trust	Franklin Mutual Advisers, LLC.
International Core Trust, U.S. Multi Sector Trust	Grantham, Mayo, Van Otterloo & Co. LLC
Capital Appreciation Trust	Jennison Associates, LLC
All Cap Value Trust	Lord, Abbett & Co. LLC
International Opportunities Trust	Marsico Capital Management, LLC
Utilities Trust	Massachusetts Financial Services Company
Smaller Company Growth Trust	MFC Global Investment Management (U.S.A.) Limited*; Frontier Capital Management Company, LLC; Perimeter Capital Management
Core Diversified Growth and Income Trust, American Fundamental Holdings Trust, American Global Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Optimized All Cap Trust, Optimized Value Trust
MFC Global Investment Management (U.S.A.) Limited*
Small Company Growth Trust, Value Trust†	Invesco Advisers
Growth Equity Trust	Rainier Investment Management, Inc.
Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Small Company Value	T. Rowe Price Associates, Inc.
Science & Technology Trust	T. Rowe Price Associates, Inc. and RCM Capital Management, LLC
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Large Cap Trust	UBS Global Asset Management (Americas) Inc.
Alpha Opportunities Trust, Core Allocation Plus Trust, Mid Cap Stock Trust, Natural Resources Trust, Small Cap Growth Trust, Small Cap Value Trust	Wellington Management Company, LLP
Core Allocation Trust and Core Disciplined Diversification Trust and Franklin Templeton Founding Allocation Trust	Noneˆ

*	An affiliate of the Adviser.

**	Effective August 1, 2010, the subadviser will be QS Investors, LLC.

ˆ	Effective January 1, 2010, the fund is managed by John Hancock Investment Management Services, LLC (the Adviser).

†	Prior to April 30, 2010, the subadviser was Van Kampen.

The Portfolios are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six-month period ended June 30, 2010 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
All Cap Core Trust	0.78%
All Cap Value Trust	0.83%
Alpha Opportunities Trust	0.99%
American Asset Allocation Trust	0.00%*
American Blue Chip & Growth Trust	0.00%*
American Bond Trust	0.00%*
American Fundamental Holdings Trust	0.04%
American Global Diversification Trust	0.04%
American Global Growth Trust	0.00%*
American Global Small Capitalization Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American High-Income Bond Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Balanced Trust	0.84%
Blue Chip Growth Trust	0.80%
Capital Appreciation Trust	0.71%
Capital Appreciation Value Trust	0.92%
Core Allocation Trust	0.05%
Core Allocation Plus Trust	0.91%
Core Disciplined Diversification Trust	0.05%
Core Diversified Growth & Income Trust	0.04%
Core Fundamental Holdings Trust	0.05%
Core Global Diversification Trust	0.05%
Disciplined Diversification Trust	0.74%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Annual Effective Rate
Emerging Markets Value Trust	0.95%
Equity-Income Trust	0.80%
Financial Services Trust	0.82%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental Value Trust	0.76%
Global Trust	0.82%
Growth Equity Trust	0.75%
Health Sciences Trust	1.05%
Heritage Trust	0.87%
International Core Trust	0.89%
International Opportunities Trust	0.88%
International Small Company Trust	0.97%
International Value Trust	0.82%
Large Cap Trust	0.76%
Large Cap Value Trust	0.81%
Mid Cap Stock Trust	0.84%
Mid Cap Value Equity Trust	0.87%
Mid Value Trust	0.95%
Mutual Shares Trust	0.96%
Natural Resources Trust	1.00%
Optimized All Cap Trust	0.68%
Optimized Value Trust	0.69%
Real Estate Securities Trust	0.70%
Science & Technology Trust	1.05%
Small Cap Growth Trust	1.06%
Small Cap Opportunities Trust	1.00%
Small Cap Value Trust	1.06%
Small Company Growth Trust	1.05%
Small Company Value Trust	1.03%
Smaller Company Growth Trust	1.04%
U.S. Multi Sector Trust	0.76%
Utilities Trust	0.83%
Value Trust	0.74%
Value & Restructuring Trust	0.81%

*	The JHT Feeder Funds do not incur investment advisory fees. For more information on these Portfolios, see Note 1.

Expense Reimbursements  The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser. The effective date of voluntary waiver is detailed below.

Portfolio	Waiver amount as a percentage of average net assets
American Asset Allocation Trust	0.10%*
American Blue Chip Income & Growth Trust	0.10%
American Bond Trust	0.10%
American Fundamental Holdings Trust	0.10%
American Global Diversification Trust	0.10%
American Global Growth Trust	0.10%*
American Global Small Capitalization Trust	0.10%*
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American High-Income Bond Trust	0.10%*
American International Trust	0.10%
American New World Trust	0.10%*
All Cap Core Trust	0.20%
All Cap Value Trust	0.20%
Alpha Opportunities Trust	0.20%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Core Allocation Plus Trust	0.20%
Disciplined Diversification Trust	0.20%*
Emerging Markets Value Trust	0.25%
Equity-Income Trust	0.20%
Financial Services Trust	0.20%
Franklin Templeton Founding Allocation Trust	0.10%*
Fundamental Value Trust	0.20%
Global Trust	0.25%*
Growth Equity Trust	0.20%
Health Sciences Trust	0.20%
Heritage Trust	0.20%
International Core Trust	0.25%
International Opportunities Trust	0.25%
International Small Company Trust	0.25%
International Value Trust	0.25%
Large Cap Trust	0.20%
Large Cap Value Trust	0.20%
Mid Cap Stock Trust	0.20%
Mid Cap Value Equity Trust	0.20%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Waiver amount as a percentage of average net assets
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%*
Natural Resources Trust	0.20%
Optimized All Cap Trust	0.20%
Optimized Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Growth Trust	0.20%
Small Cap Opportunities Trust	0.20%
Small Cap Value Trust	0.20%
Smaller Company Growth Trust	0.20%
Small Company Value Trust	0.20%
U.S. Multi Sector Trust	0.20%
Utilities Trust	0.20%
Value Trust	0.20%
Value & Restructuring Trust	0.20%

*	Effective May 1, 2010

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust. All Portfolios covered in this report are Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.

The Adviser has contractually agreed to limit the expenses for Balanced Trust so that total expenses will not exceed 0.20% of the average daily net assets of the Portfolio. This waiver excludes advisory fees, Rule 12b-1 fees, taxes, brokerage commissions, expenses of underlying funds, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. This expense reimbursement may be terminated at any time after May 1, 2011.

The Adviser contractually agreed to waive advisory fees for Global Trust and Mutual Shares Trust if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, short dividends and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceed 0.15% and 0.10% of average daily net assets, respectively. This agreement was terminated on May 1, 2010. In addition, the Adviser has contractually agreed to waive its management fee for Global Trust so that the amount retained by the Adviser after the payment of subadvisory fees does not exceed 0.45% of the Portfolio’s average daily net assets. This expense reimbursement shall continue in effect until April 30, 2011, and may terminate at any time thereafter.

The Adviser contractually agreed to waive advisory fees for American Asset Allocation Trust, American Global Growth Trust, American High-Income Bond Trust, American New World Trust and American Global Small Cap Trust or reimburse the Portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, expense of the master fund and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceed 0.03% of average daily net assets. This agreement was terminated on May 1, 2010.

The Adviser has contractually agreed to waive advisory fees for Disciplined Diversification Trust or reimburse the Portfolio if the total of all expenses (excluding Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceed 0.70% of average daily net assets. This agreement was terminated on May 1, 2010.

The Adviser has agreed to waive advisory fees for Franklin Templeton Founding Allocation Trust that exceed 0.025% of average daily net assets. For purposes of the expense reimbursement, total expenses would include the advisory fee but exclude the expenses of the underlying funds and Rule 12b-1 fees. This agreement was terminated on May 1, 2010.

The Adviser contractually agreed to waive its advisory fee for Core Diversified Growth & Income Trust, American Fundamental Holdings Trust and American Global Diversification Trust. This agreement was terminated on May 1, 2010. In addition, the Adviser has contractually agreed to reimburse certain expenses of Core Diversified Growth & Income Trust so that these expenses do not exceed 0.10% (0.06% prior to May 1, 2010) of average daily net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement shall continue in effect until April 30, 2012, and may terminate at any time thereafter.

The Adviser contractually agreed to waive its advisory fee for Core Allocation Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust and Core Global Diversification Trust. This agreement was terminated on May 1, 2010. In addition, the adviser has contractually agreed to reimburse certain other expenses for these Portfolios so that certain expenses do not exceed 0.07% of average daily net assets of Core Allocation Trust and Core Disciplined Diversification Trust and 0.05% of Core Fundamental Holdings Trust and Core Global Diversification Trust. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This contractual expense reimbursement shall continue in effect until April 30, 2011, and may terminate at any time thereafter.

The Adviser has contractually agreed to waive its management fee for International Value Trust, Small Cap Opportunities Trust and Smaller Company Growth Trust so that the amount retained by the Adviser after the payment of subadvisory fees does not exceed 0.45% of the Portfolio’s average daily net assets. The expense reimbursements shall continue in effect until April 30, 2011, and may terminate at any time thereafter.

The Adviser has voluntarily agreed to reduce its advisory fee for Portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts the Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Adviser.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

For the six-month period ended June 30, 2010, the waivers under these agreements amounted to:

Portfolio	Expense Reductions
All Cap Core Trust	2,583
All Cap Value Trust	632
Alpha Opportunities Trust	4,481
American Asset Allocation Trust	12,200
American Blue Chip & Growth Trust	1,605
American Bond Trust	6,634
American Fundamental Holdings Trust	160,717
American Global Diversification Trust	119,832
American Global Growth Trust	7,208
American Global Small Capitalization Trust	7,725
American Growth Trust	9,095
American Growth-Income Trust	8,738
American High-Income Bond Trust	7,981
American International Trust	5,838
American New World Trust	8,190
Balanced Trust	9,805
Blue Chip Growth Trust	252,282
Capital Appreciation Trust	7,220
Capital Appreciation Value Trust	72,025
Core Allocation Trust	21,872
Core Allocation Plus Trust	1,514
Core Disciplined Diversification Trust	18,834
Core Diversified Growth & Income Trust	24,371
Core Fundamental Holdings Trust	28,185
Core Global Diversification Trust	31,574
Disciplined Diversification Trust	153,986
Emerging Markets Value Trust	7,371
Equity-Income Trust	308,752
Financial Services Trust	900
Franklin Templeton Founding Allocation Trust	208,325
Fundamental Value Trust	12,858
Global Trust	64,017
Growth Equity Trust	3,922
Health Sciences Trust	36,979
Heritage Trust	971
International Core Trust	5,562
International Opportunities Trust	4,131
International Small Company Trust	1,069
International Value Trust	74,598
Large Cap Trust	1,248
Large Cap Value Trust	2,696
Mid Cap Stock Trust	5,516
Mid Cap Value Equity Trust	972
Mid Value Trust	172,275
Mutual Shares Trust	4,216
Natural Resources Trust	1,852
Optimized All Cap Trust	9,253
Optimized Value Trust	1,976
Real Estate Securities Trust	2,535
Science & Technology Trust	53,223
Small Cap Growth Trust	2,667
Small Cap Opportunities Trust	67,321
Small Cap Value Trust	3,544
Small Company Growth Trust	747
Small Company Value Trust	105,442
Smaller Company Growth Trust	126,349
U.S. Multi Sector Trust	6,822
Utilities Trust	1,131
Value Trust	1,782
Value & Restructuring Trust	2,124

Expense Recapture  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six-month period ended June 30, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Fund Name	Amounts eligible for recovery through December 1, 2012	Amounts eligible for recovery through June 1, 2013	Amount recovered during the period ended June 30, 2010
Balanced Trust	$5,968	$1,523	$13,956
Core Allocation Trust	37,970	14,677	—
Core Disciplined Diversification Trust	33,739	6,499	—
Core Diversified Growth & Income Trust	49,293	24,076	—
Core Fundamental Holdings Trust	35,202	5,454	100
Core Global Diversification Trust	31,707	3,864	2,890

Accounting and Legal Services  Pursuant to a separate service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended June 30, 2010, amounted to an approximate annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and Service Plans  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I, Series II and Series III shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The following table shows the contractual rates of distribution and services fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

For all Portfolios except American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust and Core Global Diversification Trust:

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

For American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust:

Class	12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

For Core Diversified Growth & Income Trust1, Core Fundamental Holdings Trust and Core Global Diversification Trust:

Class	12b-1 Fee
Series I	0.35%
Series II	0.55%
Series III	0.15%

[1]	Prior to May 1, 2010, the 12b-1 fee were as follows: 0.60%, 0.75% and 0.25% for Series I, Series II and Series III, respectively. Also, the Distributor voluntarily agreed to waive 12b-1 fees at an annual rate of 0.25% of the Series I average daily net asset value, 0.20% of the Series II average daily net asset value and 0.10% of the Series III average daily net asset value. For the six-month period ended June 30, 2010 the Distributor waived $1,044 for Series I, $434 for Series II and $31 for Series III.

Trustee Expenses  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six-month period ended June 30, 2010 and for the year ended December 31, 2009 were as follows:

All Cap Core Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	16,311	$250,540	160,849	$2,009,762
Distributions reinvested	—	—	94,183	1,271,704
Repurchased	(497,586)	(7,395,250)	(1,460,938)	(17,982,516)
Net decrease	(481,275)	($7,144,710)	(1,205,906)	($14,701,050)
Series II shares
Sold	10,570	$159,184	13,690	$168,303
Distributions reinvested	—	—	8,655	116,392
Repurchased	(50,077)	(752,907)	(117,226)	(1,431,563)
Net decrease	(39,507)	($593,723)	(94,881)	($1,146,868)
Series NAV shares
Sold	62,430	$903,924	1,381,368	$15,128,384
Distributions reinvested	—	—	278,362	3,794,629
Repurchased	(154,997)	(2,324,872)	(9,276,782)	(93,858,799)
Net decrease	(92,567)	($1,420,948)	(7,617,052)	($74,935,786)
Net decrease	(613,349)	($9,159,381)	(8,917,839)	($90,783,704)

All Cap Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	232,504	$1,678,130	375,560	$2,236,794
Distributions reinvested	—	—	26,976	174,364
Repurchased	(593,161)	(4,345,694)	(1,770,273)	(10,257,862)
Net decrease	(360,657)	($2,667,564)	(1,367,737)	($7,846,704)
Series II shares
Sold	117,370	$868,699	291,868	$1,691,644
Distributions reinvested	—	—	14,836	93,562
Repurchased	(397,992)	(2,895,890)	(974,402)	(5,699,526)
Net decrease	(280,622)	($2,027,191)	(667,698)	($3,914,320)
Series NAV shares
Sold	141,505	$1,054,310	1,297,348	$7,772,684
Distributions reinvested	—	—	15,750	103,763
Repurchased	(776,209)	(5,737,533)	(447,396)	(2,758,642)
Net increase (decrease)	(634,704)	($4,683,223)	865,702	$5,117,805
Net decrease	(1,275,983)	($9,377,978)	(1,169,733)	($6,643,219)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Alpha Opportunities Trust	Period ended 6-30-10		Year ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,405	$103,104	7,383	$102,651
Distributions reinvested	—	—	14	214
Repurchased	(2,342)	(35,508)	(29)	(428)
Net increase	4,063	$67,596	7,368	$102,437
Series NAV shares
Sold	257,302	$3,736,687	16,420,107	$161,238,227
Distributions reinvested	—	—	137,291	1,900,220
Repurchased	(400,146)	(6,298,223)	(1,022,710)	(13,503,799)
Net increase (decrease)	(142,844)	($2,561,536)	15,534,688	$149,634,648
Net increase (decrease)	(138,781)	($2,493,940)	15,542,056	$149,737,085

1	The inception date for Series I shares is 6-2-09.

American Asset Allocation Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	106,202	$1,071,652	3,112,795	$26,711,822
Issued in reorganization (Note 10)	—	—	20,818,060	174,472,766
Distributions reinvested	—	—	402,397	4,025,815
Repurchased	(1,629,468)	(16,376,132)	(2,413,748)	(22,364,142)
Net increase (decrease)	(1,523,266)	($15,304,480)	21,919,504	$182,846,261
Series II shares
Sold	599,080	$6,034,133	32,380,523	$267,120,527
Issued in reorganization (Note 10)	—	—	5,183,997	43,450,610
Distributions reinvested	—	—	5,532,296	50,010,664
Repurchased	(5,051,232)	(50,687,586)	(4,009,734)	(37,297,462)
Net increase (decrease)	(4,452,152)	($44,653,453)	39,087,082	$323,284,339
Series III shares
Sold	227,230	$2,288,846	9,953,243	$84,229,071
Distributions reinvested	—	—	551,320	5,102,744
Repurchased	(602,460)	(6,069,684)	(189,754)	(1,834,879)
Net increase	(375,230)	($3,780,838)	10,314,809	$87,496,936
Net increase (decrease)	(6,350,648)	($63,738,771)	71,321,395	$593,627,536

American Blue Chip Income and Growth Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	215,463	$2,230,964	1,205,635	$11,825,563
Distributions reinvested	—	—	186,334	1,572,059
Repurchased	(103,665)	(1,096,018)	(591,779)	(4,992,095)
Net increase	111,798	$1,134,946	800,190	$8,405,527
Series II shares
Sold	98,219	$1,002,372	310,563	$2,735,606
Distributions reinvested	—	—	769,820	6,359,364
Repurchased	(623,949)	(6,498,625)	(1,616,840)	(14,093,180)
Net decrease	(525,730)	($5,496,253)	(536,457)	($4,998,210)
Series III shares
Sold	2,112,129	$21,449,552	8,475,646	$72,439,535
Distributions reinvested	—	—	596,818	5,165,999
Repurchased	(75,956)	(811,446)	(490,535)	(4,858,825)
Net increase	2,036,173	$20,638,106	8,581,929	$72,746,709
Net increase	1,622,241	$16,276,799	8,845,662	$76,154,026

American Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	119,935	$1,432,662	300,962	$3,321,555
Distributions reinvested	—	—	21,319	249,316
Repurchased	(82,778)	(988,432)	(318,148)	(3,586,931)
Net increase	37,157	$444,230	4,133	($16,060)
Series II shares
Sold	585,492	$6,973,198	10,290,789	$119,036,250
Distributions reinvested	—	—	1,558,535	18,239,086
Repurchased	(8,856,938)	(107,116,111)	(7,270,859)	(81,386,078)
Net increase (decrease)	(8,271,446)	($100,142,913)	4,578,465	$55,889,258
Series III shares
Sold	2,041,381	$24,367,913	9,682,219	$109,228,685
Distributions reinvested	—	—	327,694	3,826,719
Repurchased	(1,080,212)	(13,199,715)	(64,267)	(687,021)
Net increase	961,169	$11,168,198	9,945,646	$112,368,383
Net increase (decrease)	(7,273,120)	($88,530,485)	14,528,244	$168,241,581

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Fundamental Holdings Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	42,592	$405,780	48,014	$447,232
Distributions reinvested	—	—	493	4,713
Repurchased	(252)	(2,424)	(13,632)	(128,716)
Net increase	42,340	$403,356	34,875	$323,229
Series II shares
Sold	136,292	$1,304,424	36,883,565	$279,823,148
Distributions reinvested	—	—	1,577,383	15,104,123
Repurchased	(3,535,083)	(33,692,928)	(2,804,579)	(26,180,411)
Net increase (decrease)	(3,398,791)	($32,388,504)	35,656,369	$268,746,860
Series III shares
Sold	204,293	$1,977,846	4,050,045	$32,422,524
Distributions reinvested	—	—	108,550	1,037,490
Repurchased	(209,148)	(1,981,768)	(43,545)	(400,203)
Net increase	(4,855)	($3,922)	4,115,050	$33,059,811
Net increase (decrease)	(3,361,306)	($31,989,070)	39,806,294	$302,129,900

American Global Diversification Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	174,429	$1,654,139	480,049	$4,325,381
Distributions reinvested	—	—	1,335	12,639
Repurchased	(27,156)	(259,277)	(404,273)	(3,843,468)
Net increase	147,273	$1,394,862	77,111	$494,552
Series II shares
Sold	123,779	$1,188,211	16,565,728	$119,504,350
Distributions reinvested	—	—	1,375,235	13,023,341
Repurchased	(3,927,915)	(36,697,063)	(3,778,077)	(32,857,785)
Net increase (decrease)	(3,804,136)	($35,508,852)	14,162,886	$99,669,906
Series III shares
Distributions reinvested	—	—	177	$1,678
Net increase	—	—	177	$1,678
Net increase (decrease)	(3,656,863)	($34,113,990)	14,240,174	$100,166,136

American Global Growth Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,075,301	$10,439,275	1,735,867	$14,774,832
Distributions reinvested	—	—	1,444,563	11,140,849
Repurchased	(1,164,531)	(11,489,377)	(3,281,590)	(28,085,501)
Net decrease	(89,230)	($1,050,102)	(101,160)	($2,169,820)
Series III shares
Sold	48,281	$482,750	193,407	$1,655,361
Distributions reinvested	—	—	8,751	72,287
Repurchased	(3,804)	(38,389)	(9,349)	(67,865)
Net increase	44,477	$444,361	192,809	$1,659,783
Net increase (decrease)	(44,753)	($605,741)	91,649	($510,037)

American Global Small Capitalization Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series II shares
Sold	503,900	$4,317,581	2,306,634	$16,204,360
Distributions reinvested	—	—	1,151,702	6,725,942
Repurchased	(1,452,005)	(12,127,766)	(2,371,087)	(16,546,821)
Net increase (decrease)	(948,105)	($7,810,185)	1,087,249	$6,383,481
Series III shares
Sold	200,934	$1,660,221	3,076,867	$19,660,761
Distributions reinvested	—	—	328,653	1,912,758
Repurchased	(130,361)	(1,141,151)	(584,705)	(4,198,120)
Net increase	70,573	$519,070	2,820,815	$17,375,399
Net increase (decrease)	(877,532)	($7,291,115)	3,908,064	$23,758,880

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Growth Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	766,953	$10,541,243	2,727,474	$30,717,990
Distributions reinvested	—	—	1,314,770	13,372,975
Repurchased	(816,254)	(10,887,865)	(3,482,740)	(38,274,269)
Net increase (decrease)	(49,301)	($346,622)	559,504	$5,816,696
Series II shares
Sold	1,804,161	$22,498,253	1,000,241	$11,773,673
Distributions reinvested	—	—	17,275,017	174,795,642
Repurchased	(6,954,297)	(93,543,164)	(15,480,925)	(179,160,598)
Net increase (decrease)	(5,150,136)	($71,044,911)	2,794,333	$7,408,717
Series III shares
Sold	921,690	$12,267,585	3,564,755	$40,637,786
Distributions reinvested	—	—	463,505	4,754,709
Repurchased	(66,780)	(929,620)	(183,297)	(2,219,927)
Net increase	854,910	$11,337,965	3,844,963	$43,172,568
Net increase (decrease)	(4,344,527)	($60,053,568)	7,198,800	$56,397,981

American Growth-Income Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	66,448	$878,131	6,968,745	$75,129,474
Issued in reorganization (Note 10)	—	—	12,193,148	130,881,325
Distributions reinvested	—	—	366,288	4,497,892
Repurchased	(1,676,398)	(22,761,885)	(2,214,593)	(26,723,303)
Net increase (decrease)	(1,609,950)	($21,883,754)	17,313,588	$183,785,388
Series II shares
Sold	3,252,988	$39,988,925	1,752,118	$18,808,079
Issued in reorganization (Note 10)	—	—	4,174,198	44,741,810
Distributions reinvested	—	—	7,882,693	85,759,069
Repurchased	(4,655,939)	(63,214,583)	(16,794,461)	(192,164,166)
Net decrease	(1,402,951)	($23,225,658)	(2,985,452)	($42,855,208)
Series III shares
Sold	460,009	$5,884,471	3,924,146	$44,185,803
Distributions reinvested	—	—	350,416	3,937,943
Repurchased	(79,777)	(1,080,621)	(165,776)	(2,193,673)
Net increase	380,232	$4,803,850	4,108,786	$45,930,073
Net increase (decrease)	(2,632,669)	($40,305,562)	18,436,922	$186,860,253

American High-Income Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series II shares
Sold	443,596	$4,653,115	1,957,579	$17,277,423
Distributions reinvested	—	—	317,030	3,228,321
Repurchased	(1,125,718)	(11,798,460)	(1,013,417)	(9,294,872)
Net increase (decrease)	(682,122)	($7,145,345)	1,261,192	$11,210,872
Series III shares
Sold	1,618,557	$17,065,375	1,571,442	$16,119,433
Distributions reinvested	—	—	99,228	1,010,082
Repurchased	(153,435)	(1,624,135)	(8,209)	(80,864)
Net increase	1,465,122	$15,441,240	1,662,461	$17,048,651
Net increase	783,000	$8,295,895	2,923,653	$28,259,523

American International Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	863,300	$12,779,900	2,078,328	$28,698,122
Distributions reinvested	—	—	1,666,569	19,093,789
Repurchased	(413,818)	(6,168,318)	(2,028,920)	(27,257,871)
Net increase	449,482	$6,611,582	1,715,977	$20,534,040
Series II shares
Sold	3,214,021	$45,252,625	1,205,707	$16,612,290
Distributions reinvested	—	—	13,356,744	152,477,041
Repurchased	(3,526,789)	(51,712,106)	(10,114,262)	(137,659,581)
Net increase (decrease)	(312,768)	($6,459,481)	4,448,189	$31,429,750
Series III shares
Sold	821,766	$12,019,036	632,304	$9,506,225
Distributions reinvested	—	—	20,916	270,622
Repurchased	(1,224)	(17,643)	(2,163)	(27,138)
Net increase	820,542	$12,001,393	651,057	$9,749,709
Net increase	957,256	$12,153,494	6,815,223	$61,713,499

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American New World Trust	Period ended 6-30-10		Year ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	240,601	$2,819,740	308,430	$3,398,891
Distributions reinvested	—	—	1,330	15,737
Repurchased	(15,699)	(193,177)	(171,782)	(2,004,252)
Net increase	224,902	$2,626,563	137,978	$1,410,376
Series II shares
Sold	490,250	$5,818,409	2,437,084	$24,407,410
Distributions reinvested	—	—	132,769	1,314,700
Repurchased	(928,167)	(10,729,210)	(1,117,380)	(10,382,200)
Net increase (decrease)	(437,917)	($4,910,801)	1,452,473	$15,339,910
Series III shares
Sold	42,729	$498,199	115,776	$1,121,737
Distributions reinvested	—	—	2,432	26,055
Repurchased	(1,727)	(19,531)	(2,809)	(27,931)
Net increase	41,002	$478,668	115,399	$1,119,861
Net increase (decrease)	(172,013)	($1,805,570)	1,705,850	$17,870,147

1	The inception date for Series I shares is 5-6-09.

Balanced Trust	Period ended 6-30-10		Period ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	22,304	$342,649	9,559	$133,640
Distributions reinvested	—	—	211	3,097
Repurchased	(2,822)	(43,215)	(494)	(6,521)
Net increase	19,482	$299,434	9,276	$130,216
Series NAV shares
Sold	1,855,556	$28,129,901	2,564,008	$35,189,658
Distributions reinvested	—	—	51,200	752,646
Repurchased	(154,797)	(2,263,763)	(411,392)	(6,151,730)
Net increase	1,700,759	$25,866,138	2,203,816	$29,790,574
Net increase	1,720,241	$26,165,572	2,213,092	$29,920,790

1	Period from 4-30-09 (inception date) to 12-31-09.

Blue Chip Growth Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	97,425	$1,724,452	288,191	$4,062,611
Distributions reinvested	—	—	31,345	432,015
Repurchased	(1,684,722)	(29,409,529)	(4,065,779)	(56,486,688)
Net decrease	(1,587,297)	($27,685,077)	(3,746,243)	($51,992,062)
Series II shares
Sold	249,854	$4,168,082	581,545	$8,230,516
Distributions reinvested	—	—	7,966	105,707
Repurchased	(583,548)	(10,108,593)	(1,436,783)	(19,895,024)
Net decrease	(333,694)	($5,940,511)	(847,272)	($11,558,801)
Series NAV shares
Sold	1,304,240	$21,713,549	3,877,617	$49,615,594
Distributions reinvested	—	—	123,366	1,767,185
Repurchased	(1,775,422)	(31,753,287)	(45,287,321)	(531,997,247)
Net decrease	(471,182)	($10,039,738)	(41,286,338)	($480,614,468)
Net decrease	(2,392,173)	($43,665,326)	(45,879,853)	($544,165,331)

Capital Appreciation Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	596,984	$5,298,352	845,308	$5,830,083
Issued in reorganization (Note 10)	9,760,148	90,048,368	—	—
Distributions reinvested	—	—	38,765	309,136
Repurchased	(1,921,906)	(16,732,802)	(3,795,223)	(27,129,583)
Net increase (decrease)	8,435,226	$78,613,918	(2,911,150)	($20,990,364)
Series II shares
Sold	402,487	$3,573,013	761,801	$5,341,189
Issued in reorganization (Note 10)	1,469,261	13,436,355	—	—
Distributions reinvested	—	—	4,765	32,068
Repurchased	(1,003,948)	(8,538,485)	(1,085,642)	(7,786,436)
Net increase (decrease)	867,800	$8,470,883	(319,076)	($2,413,179)
Series NAV shares
Sold	1,192,028	$10,252,729	13,160,446	$82,044,624
Issued in reorganization (Note 10)	172,234	1,589,113	—	—
Distributions reinvested	—	—	256,048	2,070,714
Repurchased	(1,207,711)	(10,674,758)	(8,445,813)	(54,947,330)
Net increase	156,551	$1,167,084	4,970,681	$29,168,008
Net increase	9,459,577	$88,251,885	1,740,455	$5,764,465

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	64,507	$754,577	10,563	$116,083
Distributions reinvested	—	—	1,250	14,176
Repurchased	(41,976)	(492,420)	(536)	(5,604)
Net increase	22,531	$262,157	11,277	$124,655
Series II shares
Sold	126,363	$1,490,539	14,939,194	$135,958,563
Distributions reinvested	—	—	634,012	7,187,002
Repurchased	(2,635,871)	(31,370,014)	(1,757,330)	(18,864,959)
Net increase (decrease)	(2,509,508)	($29,879,475)	13,815,876	$124,280,606
Series NAV shares
Sold	122,980	$1,453,005	212,736	$2,341,748
Distributions reinvested	—	—	5,583	63,465
Repurchased	(14,185)	(164,674)	(64,105)	(685,316)
Net increase	108,795	$1,288,331	154,214	$1,719,897
Net increase (decrease)	(2,378,182)	($28,328,987)	13,981,367	$126,125,158

Core Allocation Trust	Period ended 6-30-10[1]		Period ended 12-31-09[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	215,979	$3,236,776	242,536	$3,473,119
Distributions reinvested	—	—	8,290	123,112
Repurchased	(4,312)	(65,817)	(6,520)	(87,084)
Net increase	211,667	$3,170,959	244,306	$3,509,147
Series II shares
Sold	1,620,278	$24,259,412	2,150,382	$30,323,065
Distributions reinvested	—	—	66,474	987,137
Repurchased	(248,058)	(3,590,635)	(147,643)	(2,063,425)
Net increase	1,372,220	$20,668,777	2,069,213	$29,246,777
Series NAV shares
Sold	1,606	$25,000	—	—
Net increase	1,606	$25,000	—	—
Net increase	1,585,493	$23,864,736	2,313,519	$32,755,924

1	The inception date for Series NAV shares is 4-30-10.
2	Period from 5-1-09 (inception date) to 12-31-09.

Core Allocation Plus Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	105,525	$1,086,296	1,863,300	$16,685,836
Distributions reinvested	—	—	117,064	1,171,813
Repurchased	(128,721)	(1,329,047)	(838,544)	(8,602,497)
Net increase (decrease)	(23,196)	($242,751)	1,141,820	$9,255,152
Series II shares
Sold	180,753	$1,857,783	9,497,569	$80,568,460
Distributions reinvested	—	—	719,473	7,209,120
Repurchased	(428,546)	(4,355,749)	(1,318,239)	(13,332,857)
Net increase (decrease)	(247,793)	($2,497,966)	8,898,803	$74,444,723
Series NAV shares
Sold	1,610,132	$16,561,009	2,199,532	$21,559,185
Distributions reinvested	—	—	104,273	1,043,777
Repurchased	(142,048)	(1,405,153)	(509,894)	(5,192,140)
Net increase	1,468,084	$15,155,856	1,793,911	$17,410,822
Net increase	1,197,095	$12,415,139	11,834,534	$101,110,697

Core Disciplined Diversification Trust	Period ended 6-30-10[1]		Period ended 12-31-09[2]
	Shares	Amount	Shares	Amount
Series II shares
Sold	2,290,173	$35,679,894	4,039,909	$58,359,988
Distributions reinvested	—	—	78,133	1,205,590
Repurchased	(256,366)	(3,862,267)	(77,420)	(1,071,509)
Net increase	2,033,807	$31,817,627	4,040,622	$58,494,069
Series NAV shares
Sold	1,548	$25,000	—	—
Net increase	1,548	$25,000	—	—
Net increase	2,035,355	$31,842,627	4,040,622	$58,494,069

1	The inception date for Series NAV shares is 4-30-10.
2	Period from 5-1-09 (inception date) to 12-31-09.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Diversified Growth & Income Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	51,931	$599,160	172,057	$1,923,162
Distributions reinvested	—	—	1,463	16,399
Repurchased	(13,403)	(153,034)	(78,268)	(880,758)
Net increase	38,528	$446,126	95,252	$1,058,803
Series II shares
Distributions reinvested	—	—	833	9,141
Net increase	—	—	833	$9,141
Series III shares
Distributions reinvested	—	—	163	1,775
Net increase	—	—	163	$1,775
Series NAV shares
Distributions reinvested	—	—	184	2,011
Net increase	—	—	184	$2,011
Net increase	38,528	$446,126	96,432	$1,071,730

Core Fundamental Holdings Trust	Period ended 6-30-10[1]		Period ended 12-31-09[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,633	$25,000	—	—
Net increase	1,633	$25,000	—	—
Series II shares
Sold	4,110,177	$60,890,748	7,058,326	$98,115,703
Distributions reinvested	—	—	100,641	1,485,460
Repurchased	(261,165)	(3,832,271)	(10,319)	(152,508)
Net increase	3,849,012	$57,058,477	7,148,648	$99,448,655
Series III shares
Sold	331,477	$4,923,344	657,674	$9,121,233
Distributions reinvested	—	—	11,557	170,350
Repurchased	(19,116)	(278,196)	(25,684)	(371,210)
Net increase	312,361	$4,645,148	643,547	$8,920,373
Net increase	4,163,006	$61,728,625	7,792,195	$108,369,028

1 The inception date for Series I shares is 4-30-10.
2 Period from 5-1-09 (inception date) to 12-31-09.

Core Global Diversification Trust	Period ended 6-30-10[1]		Period ended 12-31-09[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,613	$25,000	—	—
Net increase	1,613	$25,000	—	—
Series II shares
Sold	4,849,789	$73,674,879	8,453,889	$123,437,788
Distributions reinvested	—	—	108,242	1,656,106
Repurchased	(501,687)	(7,408,247)	(80,486)	(1,076,454)
Net increase	4,348,102	$66,266,632	8,481,645	$124,017,440
Series III shares
Sold	422,898	$6,404,525	414,791	$6,068,301
Distributions reinvested	—	—	6,772	103,472
Repurchased	(28,718)	(440,743)	(11,722)	(162,256)
Net increase	394,180	$5,963,782	409,841	$6,009,517
Net increase	4,743,895	$72,255,414	8,891,486	$130,026,957

1 The inception date for Series I shares is 4-30-10.
2 Period from 5-1-09 (inception date) to 12-31-09.

Disciplined Diversification Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	11,050	$122,188	8,153	$78,331
Distributions reinvested	—	—	197	2,154
Repurchased	(11,045)	(123,292)	(82,407)	(891,232)
Net increase (decrease)	5	($1,104)	(74,057)	($810,747)
Series II shares
Sold	305,085	$3,412,665	12,196,280	$105,799,383
Distributions reinvested	—	—	483,797	5,297,576
Repurchased	(717,943)	(8,073,412)	(5,800,972)	(60,979,431)
Net increase (decrease)	(412,858)	($4,660,747)	6,879,105	$50,117,528
Series NAV shares
Sold	1,913,213	$21,542,742	3,848,029	$39,978,409
Distributions reinvested	—	—	104,447	1,142,653
Repurchased	(133,975)	(1,458,508)	(100,192)	(1,034,815)
Net increase	1,779,238	$20,084,234	3,852,284	$40,086,247
Net increase	1,366,385	$15,422,383	10,657,332	$89,393,028

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Emerging Markets Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	103,751	$1,427,742	211,183	$2,263,705
Distributions reinvested	—	—	1,280	10,629
Repurchased	(229,721)	(3,125,220)	(68,330)	(694,294)
Net increase (decrease)	(125,970)	($1,697,478)	144,133	$1,580,040
Series NAV shares
Sold	923,203	$12,637,245	44,991,425	$291,714,004
Distributions reinvested	—	—	261,521	2,270,561
Repurchased	(369,083)	(4,870,140)	(13,747,659)	(146,786,958)
Net increase	554,120	$7,767,105	31,505,287	$147,197,607
Net increase	428,150	$6,069,627	31,649,420	$148,777,647

Equity-Income Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	241,120	$3,018,871	900,000	$7,962,655
Issued in reorganization (Note 10)	—	—	175,931	1,682,453
Distributions reinvested	—	—	604,928	6,793,489
Repurchased	(2,249,640)	(28,318,846)	(7,524,142)	(75,884,408)
Net decrease	(2,008,520)	($25,299,975)	(5,843,283)	($59,445,811)
Series II shares
Sold	494,452	$6,167,741	488,265	$4,684,829
Issued in reorganization (Note 10)	—	—	1,070,772	10,213,706
Distributions reinvested	—	—	257,071	2,890,014
Repurchased	(1,222,749)	(15,168,009)	(2,485,759)	(23,787,571)
Net decrease	(728,297)	($9,000,268)	(669,651)	($5,999,022)
Series NAV shares
Sold	2,285,461	$28,087,148	35,983,231	$287,207,585
Issued in reorganization (Note 10)	—	—	744,149	7,097,663
Distributions reinvested	—	—	2,356,160	26,582,030
Repurchased	(4,584,887)	(59,101,777)	(6,800,251)	(68,505,241)
Net increase (decrease)	(2,299,426)	($31,014,629)	32,283,289	$252,382,037
Net increase (decrease)	(5,036,243)	($65,314,872)	25,770,355	$186,937,204

Financial Services Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,737,310	$88,632,039	1,297,479	$10,333,151
Distributions reinvested	—	—	27,247	271,081
Repurchased	(680,036)	(7,051,181)	(1,523,214)	(12,582,028)
Net increase (decrease)	7,057,274	$81,580,858	(198,488)	($1,977,796)
Series II shares
Sold	92,272	$995,343	710,648	$6,061,460
Distributions reinvested	—	—	14,568	144,862
Repurchased	(445,230)	(4,639,459)	(999,066)	(8,243,780)
Net decrease	(352,958)	($3,644,116)	(273,850)	($2,037,458)
Series NAV shares
Sold	202,743	$2,189,864	764,277	$6,466,071
Distributions reinvested	—	—	16,992	168,528
Repurchased	(487,063)	(5,179,975)	(987,700)	(8,634,708)
Net decrease	(284,320)	($2,990,111)	(206,431)	($2,000,109)
Net increase (decrease)	6,419,996	$74,946,631	(678,769)	($6,015,363)

Franklin Templeton Founding Allocation Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	191,070	$1,803,272	2,976,823	$22,615,595
Distributions reinvested	—	—	165,006	1,545,239
Repurchased	(276,916)	(2,556,264)	(112,017)	(976,095)
Net increase (decrease)	(85,846)	($752,992)	3,029,812	$23,184,739
Series II shares
Sold	112,051	$1,017,422	2,666,745	$19,393,170
Distributions reinvested	—	—	4,912,524	46,150,128
Repurchased	(7,439,733)	(69,177,558)	(12,970,373)	(105,255,908)
Net decrease	(7,327,682)	($68,160,136)	(5,391,104)	($39,712,610)
Series NAV shares
Sold	178,991	$1,689,866	426,714	$3,632,089
Distributions reinvested	—	—	18,624	174,469
Repurchased	(24,789)	(229,748)	(60,940)	(463,477)
Net increase	154,202	$1,460,118	384,398	$3,343,081
Net decrease	(7,259,326)	($67,453,010)	(1,976,894)	($13,184,790)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Fundamental Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	110,397	$1,412,085	633,536	$6,370,285
Issued in reorganization (Note 10)	—	—	87,596	857,272
Distributions reinvested	—	—	309,746	3,697,912
Repurchased	(2,848,592)	(36,893,418)	(7,459,432)	(76,913,329)
Net decrease	(2,738,195)	($35,481,333)	(6,428,554)	($65,987,860)
Series II shares
Sold	507,000	$6,078,106	527,813	$4,714,497
Issued in reorganization (Note 10)	—	—	1,918,145	18,732,540
Distributions reinvested	—	—	184,116	2,195,609
Repurchased	(2,034,133)	(26,201,392)	(4,605,649)	(48,205,927)
Net decrease	(1,527,133)	($20,123,286)	(1,975,575)	($22,563,281)
Series NAV shares
Sold	1,348,990	$16,557,713	14,317,529	$123,926,368
Issued in reorganization (Note 10)	—	—	194,271	1,895,559
Distributions reinvested	—	—	739,248	8,833,596
Repurchased	(844,412)	(10,971,493)	(4,221,143)	(39,725,887)
Net increase	504,578	$5,586,220	11,029,905	$94,929,636
Net increase (decrease)	(3,760,750)	($50,018,399)	2,625,776	$6,378,495

Global Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	349,603	$4,350,340	1,534,831	$16,425,278
Distributions reinvested	—	—	198,079	2,579,512
Repurchased	(699,718)	(9,348,113)	(878,532)	(10,402,073)
Net increase (decrease)	(350,115)	($4,997,773)	854,378	$8,602,717
Series II shares
Sold	59,533	$782,531	73,633	$834,741
Distributions reinvested	—	—	34,373	445,880
Repurchased	(193,292)	(2,550,909)	(438,706)	(4,745,627)
Net decrease	(133,759)	($1,768,378)	(330,700)	($3,465,006)
Series NAV shares
Sold	718,291	$9,421,040	1,610,142	$16,394,625
Distributions reinvested	—	—	539,065	6,994,947
Repurchased	(976,651)	(13,535,212)	(3,073,919)	(37,820,774)
Net decrease	(258,360)	($4,114,172)	(924,712)	($14,431,202)
Net decrease	(742,234)	($10,880,323)	(401,034)	($9,293,491)

Growth Equity Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	421,828	$3,900,982	16,246,297	$116,009,824
Distributions reinvested	—	—	154,015	1,403,856
Repurchased	(135,633)	(1,377,423)	(586,583)	(4,351,119)
Net increase	286,195	$2,523,559	15,813,729	$113,062,561

Health Sciences Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	211,357	$2,991,612	1,108,326	$12,556,364
Distributions reinvested	—	—	123,906	1,253,930
Repurchased	(618,991)	(8,674,183)	(6,000,229)	(70,496,007)
Net decrease	(407,634)	($5,682,571)	(4,767,997)	($56,685,713)
Series II shares
Sold	417,143	$5,656,864	726,262	$8,105,127
Distributions reinvested	—	—	70,697	703,435
Repurchased	(479,589)	(6,433,806)	(1,347,551)	(14,271,127)
Net decrease	(62,446)	($776,942)	(550,592)	($5,462,565)
Series NAV shares
Sold	200,839	$2,764,632	478,971	$5,696,792
Distributions reinvested	—	—	28,347	287,726
Repurchased	(261,229)	(3,665,946)	(628,587)	(6,954,211)
Net decrease	(60,390)	($901,314)	(121,269)	($969,693)
Net decrease	(530,470)	($7,360,827)	(5,439,858)	($63,117,971)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Heritage Trust (formerly Vista Trust)	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	115,654	$1,136,377	7,616,824	$63,524,477
Distributions reinvested	—	—	392,759	3,405,223
Repurchased	(320,592)	(3,506,675)	(300,813)	(2,577,034)
Net increase (decrease)	(204,938)	($2,370,298)	7,708,770	$64,352,666

International Core Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	155,639	$1,387,308	338,770	$2,768,703
Distributions reinvested	—	—	438,925	3,214,161
Repurchased	(791,817)	(6,902,749)	(1,602,296)	(12,538,003)
Net decrease	(636,178)	($5,515,441)	(824,601)	($6,555,139)
Series II shares
Sold	141,164	$1,262,899	333,832	$2,751,539
Distributions reinvested	—	—	171,598	1,260,607
Repurchased	(258,369)	(2,297,047)	(623,897)	(4,798,932)
Net decrease	(117,205)	($1,034,148)	(118,467)	($786,786)
Series NAV shares
Sold	9,293,354	$76,665,046	8,634,626	$64,282,352
Distributions reinvested	—	—	4,480,533	32,850,081
Repurchased	(1,306,645)	(11,331,566)	(14,296,506)	(101,549,179)
Net increase (decrease)	7,986,709	$65,333,480	(1,181,347)	($4,416,746)
Net increase (decrease)	7,233,326	$58,783,891	(2,124,415)	($11,758,671)

International Opportunities Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	24,818	$268,194	322,456	$3,191,103
Distributions reinvested	—	—	4,057	44,047
Repurchased	(187,144)	(1,918,591)	(368,040)	(3,417,609)
Net decrease	(162,326)	($1,650,397)	(41,527)	($182,459)
Series II shares
Sold	322,727	$3,645,470	1,009,513	$10,326,144
Distributions reinvested	—	—	24,617	269,354
Repurchased	(724,598)	(7,569,374)	(1,431,697)	(13,050,642)
Net decrease	(401,871)	($3,923,904)	(397,567)	($2,455,144)
Series NAV shares
Sold	5,211,068	$53,650,829	9,835,339	$79,095,440
Distributions reinvested	—	—	463,176	5,005,226
Repurchased	(717,567)	(7,747,166)	(19,915,885)	(158,703,042)
Net increase (decrease)	4,493,501	$45,903,663	(9,617,370)	($74,602,376)
Net increase (decrease)	3,929,304	$40,329,362	(10,056,464)	($77,239,979)

International Small Company Trust	Period ended 6-30-10		Year ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	86,268	$766,620	31,199	$278,336
Issued in reorganization (Note 10)	—	—	7,629,881	68,700,471
Distributions reinvested	—	—	59,853	518,324
Repurchased	(1,163,241)	(10,240,267)	(370,565)	(3,275,327)
Net increase (decrease)	(1,076,973)	($9,473,647)	7,350,368	$66,221,804
Series II shares
Sold	183,248	$1,681,012	—	—
Issued in reorganization (Note 10)	—	—	4,298,294	$38,702,419
Distributions reinvested	—	—	32,211	278,943
Repurchased	(631,627)	(5,531,509)	(462,450)	(4,087,979)
Net increase (decrease)	(448,379)	($3,850,497)	3,868,055	$34,893,383
Series NAV shares
Sold	245,317	$2,154,323	142,498	$1,169,428
Issued in reorganization (Note 10)	—	—	1,734,659	15,619,098
Distributions reinvested	—	—	906,748	5,063,539
Repurchased	(12,153,235)	(107,420,706)	(24,346,927)	(133,973,397)
Net decrease	(11,907,918)	($105,266,383)	(21,563,022)	($112,121,332)
Net decrease	(13,433,270)	($118,590,527)	(10,344,599)	($11,006,145)

1	The inception date for Series I and Series II shares is 11-16-09.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	240,025	$2,665,999	347,273	$3,254,606
Distributions reinvested	—	—	1,227,486	11,040,384
Repurchased	(1,379,103)	(15,041,971)	(4,425,078)	(41,150,156)
Net decrease	(1,139,078)	($12,375,972)	(2,850,319)	($26,855,166)
Series II shares
Sold	98,257	$982,381	435,907	$4,182,525
Issued in reorganization (Note 10)	330,360	3,737,414	—	—
Distributions reinvested	—	—	908,086	8,134,339
Repurchased	(877,310)	(9,539,251)	(2,256,309)	(20,851,336)
Net decrease	(448,693)	($4,819,456)	(912,316)	($8,534,472)
Series NAV shares
Sold	5,419,155	$56,278,913	4,585,654	$41,645,938
Issued in reorganization (Note 10)	13,028,135	146,944,729	—	—
Distributions reinvested	—	—	3,603,995	32,380,870
Repurchased	(666,881)	(7,300,694)	(25,632,459)	(210,948,059)
Net increase (decrease)	17,780,409	$195,922,948	(17,442,810)	($136,921,251)
Net increase (decrease)	16,192,638	$178,727,520	(21,205,445)	($172,310,889)

Large Cap Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,097	$74,914	50,538	$446,308
Distributions reinvested	—	—	282,060	2,705,427
Repurchased	(1,056,828)	(11,864,719)	(2,838,944)	(25,199,410)
Net decrease	(1,049,731)	($11,789,805)	(2,506,346)	($22,047,675)
Series II shares
Sold	41,939	$470,728	78,796	$744,928
Distributions reinvested	—	—	16,199	153,748
Repurchased	(86,823)	(969,508)	(254,964)	(2,202,773)
Net decrease	(44,884)	($498,780)	(159,969)	($1,304,097)
Series NAV shares
Sold	131,082	$1,469,324	428,721	$4,079,913
Distributions reinvested	—	—	17,787	173,666
Repurchased	(216,854)	(2,377,839)	(16,677,231)	(120,247,144)
Net decrease	(85,772)	($908,515)	(16,230,723)	($115,993,565)
Net decrease	(1,180,387)	($13,197,100)	(18,897,038)	($139,345,337)

Large Cap Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	75,453	$1,168,855	455,979	$5,790,195
Distributions reinvested	—	—	34,093	485,819
Repurchased	(341,229)	(5,238,902)	(1,083,288)	(14,454,786)
Net decrease	(265,776)	($4,070,047)	(593,216)	($8,178,772)
Series II shares
Sold	117,929	$1,780,838	191,967	$2,541,644
Distributions reinvested	—	—	21,932	310,731
Repurchased	(156,454)	(2,402,471)	(351,013)	(4,653,693)
Net decrease	(38,525)	($621,633)	(137,114)	($1,801,318)
Series NAV shares
Sold	470,606	$7,130,787	4,766,093	$60,121,305
Distributions reinvested	—	—	330,685	4,751,869
Repurchased	(253,262)	(3,960,915)	(1,430,754)	(17,430,302)
Net increase	217,344	$3,169,872	3,666,024	$47,442,872
Net increase (decrease)	(86,957)	($1,521,808)	2,935,694	$37,462,782

Mid Cap Stock Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	206,064	$2,428,158	814,522	$6,966,012
Repurchased	(1,167,159)	(13,847,989)	(4,454,841)	(39,555,277)
Net decrease	(961,095)	($11,419,831)	(3,640,319)	($32,589,265)
Series II shares
Sold	476,385	$5,666,381	1,414,341	$11,987,957
Repurchased	(910,998)	(10,458,269)	(2,826,937)	(24,367,305)
Net decrease	(434,613)	($4,791,888)	(1,412,596)	($12,379,348)
Series NAV shares
Sold	242,795	$2,931,850	7,867,821	$65,375,259
Repurchased	(2,421,340)	(28,960,734)	(3,494,507)	(31,910,379)
Net increase (decrease)	(2,178,545)	($26,028,884)	4,373,314	$33,464,880
Net decrease	(3,574,253)	($42,240,603)	(679,601)	($11,503,733)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mid Cap Value Equity Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	65,046	$664,987	7,152,442	$46,188,691
Distributions reinvested	—	—	494,804	3,997,401
Repurchased	(558,042)	(5,823,443)	(574,403)	(4,767,245)
Net increase (decrease)	(492,996)	($5,158,456)	7,072,843	$45,418,847

Mid Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,349,254	$13,720,530	11,633,590	$87,009,409
Issued in reorganization (Note 10)	—	—	11,375,995	82,658,470
Distributions reinvested	—	—	129,347	1,208,934
Repurchased	(832,904)	(8,287,323)	(1,410,291)	(11,813,067)
Net increase	516,350	$5,433,207	21,728,641	$159,063,746
Series II shares
Sold	74,925	$755,047	550,701	$4,567,971
Issued in reorganization (Note 10)	—	—	10,779,091	78,310,799
Distributions reinvested	—	—	24,463	234,158
Repurchased	(725,793)	(7,296,904)	(1,837,842)	(15,108,892)
Net increase (decrease)	(650,868)	($6,541,857)	9,516,413	$68,004,036
Series NAV shares
Sold	344,197	$3,415,264	29,481,598	$173,091,888
Issued in reorganization (Note 10)	—	—	1,248,705	9,049,426
Distributions reinvested	—	—	233,233	2,114,310
Repurchased	(1,645,826)	(16,706,571)	(3,691,569)	(29,787,182)
Net increase (decrease)	(1,301,629)	($13,291,307)	27,271,967	$154,468,442
Net increase (decrease)	(1,436,147)	($14,399,957)	58,517,021	$381,536,224

Mutual Shares Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,354,273	$21,550,443	11,200,502	$83,566,808
Distributions reinvested	—	—	206,276	1,460,431
Repurchased	(167,048)	(1,585,985)	(342,170)	(2,853,270)
Net increase	2,187,225	$19,964,458	11,064,608	$82,173,969
Series NAV shares
Sold	67,104	$625,743	1,985,752	$14,191,343
Distributions reinvested	—	—	1,558,072	11,031,148
Repurchased	(3,145,759)	(28,814,187)	(2,731,209)	(22,921,265)
Net increase (decrease)	(3,078,655)	($28,188,444)	812,615	$2,301,226
Net increase (decrease)	(891,430)	($8,223,986)	11,877,223	$84,475,195

Natural Resources Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	262,601	$2,795,522	726,791	$6,914,361
Distributions reinvested	—	—	889,274	5,443,158
Repurchased	(234,662)	(2,497,824)	(1,189,732)	(11,471,417)
Net increase	27,939	$297,698	426,333	$886,102
Series II shares
Sold	683,575	$7,288,223	4,240,594	$41,444,270
Distributions reinvested	—	—	7,950,996	48,058,884
Repurchased	(2,120,023)	(22,023,540)	(3,516,999)	(32,285,701)
Net increase (decrease)	(1,436,448)	($14,735,317)	8,674,591	$57,217,453
Series NAV shares
Sold	707,804	$7,454,334	1,875,506	$18,691,768
Distributions reinvested	—	—	12,903,719	77,333,881
Repurchased	(796,844)	(8,311,608)	(26,468,735)	(218,243,753)
Net decrease	(89,040)	($857,274)	(11,689,510)	($122,218,104)
Net decrease	(1,497,549)	($15,294,893)	(2,588,586)	($64,114,549)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Optimized All Cap Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	709,173	$7,909,921	231,378	$2,067,476
Distributions reinvested	—	—	170,101	1,680,683
Repurchased	(1,122,336)	(12,328,988)	(2,909,147)	(26,832,988)
Net decrease	(413,163)	($4,419,067)	(2,507,668)	($23,084,829)
Series II shares
Sold	75,780	$810,888	36,353	$294,072
Distributions reinvested	—	—	74,118	727,501
Repurchased	(446,192)	(4,963,630)	(1,075,508)	(9,684,156)
Net decrease	(370,412)	($4,152,742)	(965,037)	($8,662,583)
Series NAV shares
Sold	439,541	$4,921,566	1,390,510	$12,317,822
Distributions reinvested	—	—	1,398,221	13,909,122
Repurchased	(5,609,408)	(62,917,244)	(13,052,572)	(119,975,295)
Net decrease	(5,169,867)	($57,995,678)	(10,263,841)	($93,748,351)
Net decrease	(5,953,442)	($66,567,487)	(13,736,546)	($125,495,763)

Optimized Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	412,009	$3,506,712	51,494	$366,906
Distributions reinvested	—	—	1,452	11,819
Repurchased	(452,555)	(3,925,923)	(9,648)	(69,549)
Net increase (decrease)	(40,546)	($419,211)	43,298	$309,176
Series II shares
Sold	41,903	$364,746	54,712	$416,221
Distributions reinvested	—	—	29,725	240,092
Repurchased	(117,973)	(1,047,369)	(300,519)	(2,234,677)
Net decrease	(76,070)	($682,623)	(216,082)	($1,578,364)
Series NAV shares
Sold	195,857	$1,658,161	2,760,425	$18,723,205
Distributions reinvested	—	—	605,693	4,912,083
Repurchased	(110,425)	(1,002,576)	(19,721,144)	(120,616,627)
Net increase (decrease)	85,432	$655,585	(16,355,026)	($96,981,339)
Net decrease	(31,184)	($446,249)	(16,527,810)	($98,250,527)

Real Estate Securities Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	488,407	$4,813,308	675,054	$4,397,002
Issued in reorganization (Note 10)	—	—	23,248	197,988
Distributions reinvested	—	—	341,540	2,623,065
Repurchased	(1,016,828)	(9,688,817)	(3,088,912)	(20,501,323)
Net decrease	(528,421)	($4,875,509)	(2,049,070)	($13,283,268)
Series II shares
Sold	460,732	$4,618,208	1,291,002	$8,340,398
Distributions reinvested	—	—	240,801	1,848,868
Repurchased	(819,029)	(7,750,462)	(2,226,701)	(15,438,246)
Net decrease	(358,297)	($3,132,254)	(694,898)	($5,248,980)
Series NAV shares
Sold	691,672	$6,540,201	1,455,614	$10,162,205
Issued in reorganization (Note 10)	—	—	155,843	1,320,443
Distributions reinvested	—	—	640,096	4,909,035
Repurchased	(1,706,106)	(16,237,283)	(4,144,260)	(27,733,752)
Net decrease	(1,014,434)	($9,697,082)	(1,892,707)	($11,342,069)
Net decrease	(1,901,152)	($17,704,845)	(4,636,675)	($29,874,317)

Science & Technology Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	674,737	$9,317,163	8,425,192	$102,942,616
Repurchased	(1,913,475)	(25,664,332)	(3,062,497)	(33,227,146)
Net increase (decrease)	(1,238,738)	($16,347,169)	5,362,695	$69,715,470
Series II shares
Sold	204,161	$2,793,104	1,607,981	$17,108,980
Repurchased	(719,463)	(9,603,806)	(1,030,071)	(11,169,489)
Net increase (decrease)	(515,302)	($6,810,702)	577,910	$5,939,491
Series NAV shares
Sold	208,934	$2,881,647	537,018	$5,521,916
Repurchased	(125,108)	(1,766,111)	(386,626)	(4,384,250)
Net increase	83,826	$1,115,536	150,392	$1,137,666
Net increase (decrease)	(1,670,214)	($22,042,335)	6,090,997	$76,792,627

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Growth Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	995,181	$8,731,384	2,338,676	$16,376,661
Repurchased	(645,140)	(5,560,409)	(810,904)	(5,405,588)
Net increase	350,041	$3,170,975	1,527,772	$10,971,073
Series II shares
Sold	625,194	$5,336,417	872,102	$5,818,839
Repurchased	(550,490)	(4,690,616)	(1,326,545)	(8,368,486)
Net increase (decrease)	74,704	$645,801	(454,443)	($2,549,647)
Series NAV shares
Sold	441,421	$3,845,086	6,794,947	$37,368,500
Repurchased	(2,297,041)	(20,096,600)	(2,896,059)	(19,533,347)
Net increase (decrease)	(1,855,620)	($16,251,514)	3,898,888	$17,835,153
Net increase (decrease)	(1,430,875)	($12,434,738)	4,972,217	$26,256,579

Small Cap Opportunities Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	362,436	$6,070,981	296,951	$3,589,586
Repurchased	(352,495)	(5,617,587)	(790,406)	(9,297,232)
Net increase (decrease)	9,941	$453,394	(493,455)	($5,707,646)
Series II shares
Sold	458,328	$7,685,963	302,854	$3,701,856
Repurchased	(319,049)	(5,081,158)	(533,349)	(6,452,040)
Net increase (decrease)	139,279	$2,604,805	(230,495)	($2,750,184)
Series NAV shares
Sold	868,692	$14,268,464	1,648,304	$20,521,711
Repurchased	(904,543)	(14,032,342)	(3,634,913)	(33,232,771)
Net increase (decrease)	(35,851)	$236,122	(1,986,609)	($12,711,060)
Net increase (decrease)	113,369	$3,294,321	(2,710,559)	($21,168,890)

Small Cap Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,658,313	$26,989,470	1,910,778	$23,452,210
Distributions reinvested	—	—	52,552	722,574
Repurchased	(426,689)	(6,785,678)	(1,057,990)	(12,213,956)
Net increase	1,231,624	$20,203,792	905,340	$11,960,828
Series II shares
Sold	687,119	$10,946,383	725,692	$8,724,262
Distributions reinvested	—	—	11,179	148,566
Repurchased	(322,218)	(5,080,701)	(2,146,975)	(23,687,365)
Net increase (decrease)	364,901	$5,865,682	(1,410,104)	($14,814,537)
Series NAV shares
Sold	254,044	$4,015,132	10,136,023	$96,021,063
Distributions reinvested	—	—	125,475	1,716,798
Repurchased	(1,890,479)	(30,705,615)	(2,571,335)	(31,814,703)
Net increase (decrease)	(1,636,435)	($26,690,483)	7,690,163	$65,923,158
Net increase (decrease)	(39,910)	($621,009)	7,185,399	$63,069,449

Small Company Growth Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	15,424	$189,389	1,415,002	$14,823,420
Repurchased	(409,802)	(5,455,349)	(7,687,494)	(64,296,680)
Net decrease	(394,378)	($5,265,960)	(6,272,492)	($49,473,260)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Company Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	47,216	$708,840	259,903	$3,069,135
Issued in reorganization (Note 10)	—	—	45,770	503,744
Distributions reinvested	—	—	1,212,307	13,393,467
Repurchased	(858,354)	(12,818,675)	(2,242,348)	(26,829,444)
Net decrease	(811,138)	($12,109,835)	(724,368)	($9,863,098)
Series II shares
Sold	105,545	$1,667,219	179,682	$2,230,832
Issued in reorganization (Note 10)	—	—	169,787	1,853,869
Distributions reinvested	—	—	964,319	10,549,648
Repurchased	(546,424)	(7,933,685)	(1,258,781)	(14,860,995)
Net increase (decrease)	(440,879)	($6,266,466)	55,007	($226,646)
Series NAV shares
Sold	142,546	$2,068,743	1,153,697	$13,863,533
Issued in reorganization (Note 10)	—	—	46,542	510,997
Distributions reinvested	—	—	2,001,233	22,070,803
Repurchased	(1,090,419)	(16,735,458)	(10,643,580)	(109,438,028)
Net decrease	(947,873)	($14,666,715)	(7,442,108)	($72,992,695)
Net decrease	(2,199,890)	($33,043,016)	(8,111,469)	($83,082,439)

Smaller Company Growth Trust	Period ended 6-30-10		Year ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	32,925	$504,895	864	$13,109
Issued in reorganization (Note 10)	—	—	6,766,598	91,960,575
Repurchased	(566,942)	(8,397,251)	(129,646)	(1,792,347)
Net increase (decrease)	(534,017)	($7,892,356)	6,637,816	$90,181,337
Series II shares
Sold	45,034	$674,399	5,950	$82,610
Issued in reorganization (Note 10)	—	—	1,744,025	23,701,938
Repurchased	(150,763)	(2,255,134)	(51,857)	(718,252)
Net increase (decrease)	(105,729)	($1,580,735)	1,698,118	$23,066,296
Series NAV shares
Sold	72,897	$1,032,394	438,702	$4,665,330
Issued in reorganization (Note 10)	—	—	216,170	2,937,836
Repurchased	(356,765)	(5,394,992)	(1,402,038)	(17,125,529)
Net decrease	(283,868)	($4,362,598)	(747,166)	($9,522,363)
Net increase (decrease)	(923,614)	($13,835,689)	7,588,768	$103,725,270

1	The inception date for Series I and Series II shares is 11-16-09.

U.S. Multi Sector Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,972,944	$31,308,790	32,511,904	$280,976,641
Distributions reinvested	—	—	1,157,251	12,190,243
Repurchased	(322,130)	(3,640,854)	(738,115)	(6,998,343)
Net increase	2,650,814	$27,667,936	32,931,040	$286,168,541

Utilities Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	379,924	$3,938,973	1,150,138	$10,650,194
Distributions reinvested	—	—	485,414	4,634,918
Repurchased	(1,207,874)	(12,168,930)	(2,224,134)	(18,874,257)
Net decrease	(827,950)	($8,229,957)	(588,582)	($3,589,145)
Series II shares
Sold	55,068	$558,961	257,561	$2,313,621
Distributions reinvested	—	—	143,412	1,355,959
Repurchased	(418,838)	(4,206,997)	(834,513)	(6,804,806)
Net decrease	(363,770)	($3,648,036)	(433,540)	($3,135,226)
Series NAV shares
Sold	1,233,843	$12,556,933	575,486	$5,593,731
Distributions reinvested	—	—	79,551	762,507
Repurchased	(851,567)	(8,830,789)	(458,063)	(3,929,110)
Net increase	382,276	$3,726,144	196,974	$2,427,128
Net decrease	(809,444)	($8,151,849)	(825,148)	($4,297,243)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Value Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	565,390	$8,319,377	2,305,382	$24,692,210
Distributions reinvested	—	—	173,520	2,129,202
Repurchased	(721,476)	(10,350,259)	(2,061,110)	(22,896,171)
Net increase (decrease)	(156,086)	($2,030,882)	417,792	$3,925,241
Series II shares
Sold	241,269	$3,557,444	375,675	$4,442,913
Distributions reinvested	—	—	26,032	314,137
Repurchased	(284,747)	(4,082,644)	(756,204)	(8,315,333)
Net decrease	(43,478)	($525,200)	(354,497)	($3,558,283)
Series NAV shares
Sold	246,480	$3,529,674	955,286	$12,367,392
Distributions reinvested	—	—	14,420	180,365
Repurchased	(470,608)	(6,475,427)	(580,606)	(7,432,879)
Net increase (decrease)	(224,128)	($2,945,753)	389,100	$5,114,878
Net increase (decrease)	(423,692)	($5,501,835)	452,395	$5,481,836

Value & Restructuring Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	613,591	$6,826,900	1,085,932	$8,153,604
Distributions reinvested	—	—	433,870	4,565,229
Repurchased	(258,401)	(3,264,361)	(10,461,102)	(83,025,791)
Net increase (decrease)	355,190	$3,562,539	(8,941,300)	($70,306,958)

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six-month period ended June 30, 2010.

PORTFOLIO	PURCHASES	SALES AND MATURITIES
All Cap Core Trust	$409,999,227	$416,435,756
All Cap Value Trust	33,923,278	43,345,566
Alpha Opportunities Trust	526,014,444	545,097,821
American Asset Allocation Trust	15,568,337	78,404,340
American Blue Chip Income & Growth Trust	25,303,453	8,887,342
American Bond Trust	37,905,436	124,135,073
American Fundamental Holdings Trust	20,162,788	51,256,330
American Global Diversification Trust	14,599,937	46,284,256
American Global Growth Trust	11,567,631	12,084,657
American Global Small Capitalization Trust	7,157,965	13,449,340
American Growth Trust	49,044,115	110,901,784
American Growth-Income Trust	51,772,880	92,540,937
American High-Income Bond Trust	22,693,335	13,504,190
American International Trust	77,452,905	62,149,697
American New World Trust	9,330,217	11,029,794
Balanced Trust	36,893,289	9,539,246
Blue Chip Growth Trust	339,162,735	388,152,839
Capital Appreciation Trust	426,718,457	336,821,743
Capital Appreciation Value Trust	102,240,142	109,887,958
Core Allocation Trust	27,772,847	3,984,997
Core Allocation Plus Trust	121,990,375	124,738,758
Core Disciplined Diversification Trust	35,560,351	3,853,230
Core Diversified Growth & Income Trust	629,954	185,103
Core Fundamental Holding Trust	65,459,823	3,590,609
Core Global Diversification Trust	79,569,868	7,056,420
Disciplined Diversification Trust	23,001,186	8,082,804
Emerging Markets Value Trust	129,444,485	120,978,015
Equity-Income Trust	113,937,979	167,389,007
Financial Services Trust	82,909,971	9,109,413
Franklin Templeton Founding Allocation Trust	10,067,978	79,399,286
Fundamental Value Trust	184,083,636	247,446,729
Global Trust	25,219,249	31,416,581
Growth Equity Trust	239,114,033	240,469,088
Health Sciences Trust	28,350,610	33,792,570
Heritage Trust	165,884,720	168,434,797
International Core Trust	197,816,870	139,482,085
International Opportunities Trust	434,357,390	393,908,635
International Small Company Trust	7,027,066	124,312,248
International Value Trust	213,163,843	42,377,759
Large Cap Trust	55,632,793	66,999,819
Large Cap Value Trust	315,528,074	314,198,953
Mid Cap Stock Trust	402,100,001	439,671,210
Mid Cap Value Equity Trust	38,815,659	43,911,124
Mid Value Trust	165,678,477	198,881,525
Mutual Shares Trust	125,981,772	88,855,826
Natural Resources Trust	93,970,047	109,050,179
Optimized All Cap Trust	852,519,219	909,282,721
Optimized Value Trust	237,823,380	235,124,447
Real Estate Securities Trust	175,807,011	188,685,397
Science & Technology Trust	248,922,589	275,963,858
Small Cap Growth Trust	252,104,165	265,852,419
Small Cap Opportunities Trust	37,667,592	35,760,072
Small Cap Value Trust	68,989,388	63,454,379
Small Company Growth Trust	9,505,907	15,952,585
Small Company Value Trust	22,670,081	53,744,534
Smaller Company Growth Trust	90,216,168	106,511,803
U.S. Multi Sector Trust	176,182,613	135,811,192
Utilities Trust	53,907,884	53,053,302
Value Trust	56,704,467	58,141,548
Value & Restructuring Trust	29,835,029	22,924,392

Purchase and sales of U.S. Treasury obligations are aggregated below for the six-month period ended June 30, 2010.

PORTFOLIO	PURCHASES	SALES
Balanced Trust	$7,604,650	$4,991,941
Core Allocation Plus Trust	3,436,259	1,740,024
Disciplined Diversification Trust	3,648,905	—

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. For the six-month period ended June 30, 2010, the following Portfolios had an affiliate ownership concentration of 5% or more of the Portfolio’s net assets:

PORTFOLIO	AFFILIATE CONCENTRATION
All Cap Core Trust	74.5%
All Cap Value Trust	8.1%
Alpha Opportunities Trust	99.9%
Balanced Trust	98.4%
Blue Chip Growth Trust	46.2%
Capital Appreciation Trust	60.5%
Core Allocation Plus Trust	16.0%
Emerging Markets Value Trust	95.6%
Equity-Income Trust	55.1%
Fundamental Value Trust	57.6%
Global Trust	68.1%
Growth Equity Trust	100.0%
Heritage Trust	100.0%
International Core Trust	88.0%
International Opportunities Trust	90.3%
International Small Company Trust	10.7%
International Value Trust	55.1%
Large Cap Value Trust	78.5%
Mid Cap Stock Trust	35.7%
Mid Cap Value Equity Trust	100.0%
Mid Value Trust	35.7%
Mutual Shares Trust	75.5%
Optimized Value Trust	94.2%
Small Cap Growth Trust	32.1%
Small Cap Opportunities Trust	45.3%
Small Cap Value Trust	27.7%
Small Company Growth Trust	100.0%
Small Company Value Trust	48.1%
Smaller Company Growth Trust	48.5%
U.S. Multi Sector Trust	100.0%
Value & Restructuring Trust	100.0%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Allocation Trust, Core Disciplined Diversification Trust and Franklin Templeton Founding Allocation Trust invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six-month period ended June 30, 2010, the following Portfolios held 5% or more of an underlying funds’ net assets:

PORTFOLIO	AFFILIATED SERIES NAV	PERCENTAGE OF UNDERLYING FUND’S NET ASSETS
Core Allocation Trust	Core Allocation Plus Trust	16.0%

Core Disciplined Diversification	Disciplined Diversification Trust	19.6%

Franklin Templeton Founding Allocation Trust	Global Trust	68.1%
	Income Trust	100.0%
	Mutual Shares Trust	75.5%

10.  PORTFOLIO MERGERS

Six months ended June 30, 2010 mergers  On April 16, 2010, the shareholders of certain series of the Trust (the Acquired Portfolios, as noted below) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for representative amount of shares of certain series of the Trust (the Acquiring Portfolios, as noted below) as follow:

ACQUIRED PORTFOLIOS	ACQUIRING PORTFOLIOS
All Cap Growth trust	Capital Appreciation Trust
Overseas Equity Trust	International Value Trust

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for a representative amount of shares of the Acquiring Portfolio; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to Acquired Portfolios’ shareholders of such Acquiring Portfolios’ shares. The reorganization was intended to consolidate the Acquired Portfolios with portfolios with similar objectives. The combined portfolios may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolios are the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolios at the Acquired Portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 30, 2010. The following outlines the reorganization:

ACQUIRING PORTFOLIOS	ACQUIRED PORTFOLIOS	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIOS	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIOS’ INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIOS	SHARES ISSUED BY THE ACQUIRING PORTFOLIOS	ACQUIRING PORTFOLIOS NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIOS TOTAL NET ASSETS AFTER COMBINATION
Capital Appreciation Trust	All Cap Growth Trust	$105,073,836	$8,878,466	7,258,252	11,401,643	$1,029,651,540	$1,134,725,376
International Value Trust	Overseas Equity Trust	$150,682,143	($3,414,229)	16,118,709	13,358,495	$855,250,071	$1,005,932,214

PORTFOLIO MERGERS, CONTINUED

PORTFOLIO MERGERSAt the time of the reorganization, certain capital loss carryforward attributable to the Acquired Portfolios may be able to be used by the Acquiring Portfolios to offset future net realized capital gains. To the extent that such carryforward are used by the Acquiring Portfolios, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganizations may be limited in any given year. The table below outlines the capital loss carryforward transferred from the Acquired Portfolios to the Acquiring Portfolios:

ACQUIRING PORTFOLIOS	ACQUIRED PORTFOLIOS	EXPIRES– 12-31-10	EXPIRES– 12-31-15	EXPIRES– 12-31-16	TOTAL
Capital Appreciation Trust	All Cap Growth Trust	$34,184,832	—	$78,537,769	$112,722,601
International Value Trust	Overseas Equity Trust	$6,805,166	$54,199,349	$145,200,688	$206,205,203

Assuming the acquisition had been completed on January 1, 2010, the beginning of the reporting period, the Acquiring Portfolios’ pro forma results of operations for the period ended June 30, 2010 are as follows:

Capital Appreciation Trust:

Net investment income	$1,022,774
Net gain/(loss)	35,254,603
Increase (decrease) in net assets from operations	(113,270,687)

International Value Trust:

Net investment income	$14,952,915
Net gain/(loss)	30,470,860
Increase (decrease) in net assets from operations	(129,641,997)

Because the combined portfolios have been managed as single integrated portfolios since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolios’ Statement of Operations at June 30, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Fiscal year ended December 31, 2009 Portfolio mergers  On October 19, 2009, the shareholders of certain series of the Trust (the Acquired Portfolios, as noted below) voted to approve an Agreement and Plan of Reorganization (the Agreement) as follows:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO
International Small Cap Trust	International Small Company Trust
Global Real Estate Trust	Real Estate Securities Trust
Emerging Small Company Trust	Smaller Company Growth Trust

The Agreement provides for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for a representative amount of shares of the Acquiring Portfolios; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to Acquired Portfolios’ shareholders of such Acquiring Portfolios’ shares. The reorganization is intended to eliminate underperforming and in some cases relatively small Acquired Portfolios (the latter having experienced substantial recent redemptions) in favor of Acquiring Portfolios that have better performance records, are expected to have improved prospects for continued asset growth and have lower overall operating expenses. As a result of the reorganization, the Acquiring Portfolios are the legal and accounting survivor.

Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments are transferred to the Acquiring Portfolios at identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 13, 2009. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION (DEPRECIATION) OF ACQUIRED PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
International Small Company Trust	International Small Cap Trust	$123,021,988	($6,429,418)	13,662,834	$118,615,065	$241,637,053
Real Estate Securities Trust	Global Real Estate Trust	$1,518,430	$116,825	179,091	$322,410,221	$323,928,651
Smaller Company Growth Trust	Emerging Small Company Trust	$118,600,349	$2,221,480	8,726793	$105,011,217	$223,611,566

At the time of the reorganization, certain capital loss carryforwards attributable to the Acquired Portfolios may be able to be used by the Acquiring Portfolios to offset future net realized capital gains. To the extent that such carryforwards are used by the Portfolios, they will reduce the amount of capital gain distribution to be paid, though the availability of the capital loss carryforwards attributable to the reorganizations may be limited in any given year. The table below outlines the capital loss carryforwards transferred from the Acquired Portfolios to the Acquiring Portfolios:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	EXPIRES – 12/31/14	EXPIRES – 12/31/15	EXPIRES – 11/13/16	TOTAL
International Small Company Trust	International Small Cap Trust	—	—	$187,248,608	$187,248,608
Real Estate Securities Trust	Global Real Estate Trust	$54,281,719	—	$439,158,754	$493,440,473
Smaller Company Growth Trust	Emerging Small Company Trust	—	$23,030,035	$18,920,752	$41,950,787

PORTFOLIO MERGERS, CONTINUED

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period, the Acquiring Portfolios’ pro forma results of operations for the year ended December 31, 2009 are as follows:

Smaller Company Growth Trust:

Net investment income	($958,791)
Net gain/(loss)	43,783
Increase (decrease) in net assets from operations	62,994,701

Real Estate Securities Trust:

Net investment income	$12,811,190
Net gain/(loss)	(388,779,850)
Increase (decrease) in net assets from operations	(11,242,692)

International Small Company Trust:

Net investment income	$3,260,532
Net gain/(loss)	(315,498,254)
Increase (decrease) in net assets from operations	38,520,044

Because the combined Portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolios’ Statements of Operations at December 31, 2009. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

On April 20, 2009, the shareholders of certain series of the Trust (the Acquired Portfolios, as noted below) voted to approve an Agreement and Plan of Reorganization (the Agreement) as follows:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO
Income & Value Trust	American Asset Allocation Trust
U.S. Large Cap Trust	American Growth-Income Trust
Classic Value Trust	Equity-Income Trust

The Agreement provides for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for a representative amount of shares of the Acquiring Portfolios; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to Acquired Portfolios’ shareholders of such Acquiring Portfolios’ shares. The Reorganization is intended to eliminate underperforming, and in some cases relatively, small Acquired Portfolios in favor of Acquiring Portfolios that have better performance records and are expected to have improved prospects for continued asset growth. As a result of the reorganization, the Acquiring Portfolios are the legal and accounting survivor.

Based on the opinion of tax counsel, this reorganization did not qualify as a tax-free reorganization for federal income tax purposes. Thus, the investments are transferred to the Acquiring Portfolios at market value. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on May 1, 2009. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
American Asset Allocation Trust	Income & Value Trust	$217,923,376	26,002,057	$1,145,836,833	$1,363,760,209
American Growth-Income Trust	U.S. Large Cap Trust	$175,623,135	16,367,346	$893,520,026	$1,069,143,161
Equity-Income Trust	Classic Value Trust	$18,993,822	1,990,852	$1,530,762,983	$1,549,756,805

Because the combined Portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolios’ Statements of Operations at December 31, 2009. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

On April 20, 2009, the shareholders of certain series of the Trust (the Acquired Portfolios, as noted below) voted to approve an Agreement and Plan of Reorganization (the Agreement) as follows:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO
Core Equity Trust	Fundamental Value Trust
Mid Cap Value Trust	Mid Value Trust
Small Company Trust	Small Company Value Trust

The Agreement provides for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for a representative amount of shares of the Acquiring Portfolios; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to Acquired Portfolios’ shareholders of such Acquiring Portfolios’ shares. The Reorganization is intended to eliminate underperforming, and in some cases relatively, small Acquired Portfolios in favor of Acquiring Portfolios that have better performance records and are expected to have improved prospects for continued asset growth. As a result of the reorganization, the Acquiring Portfolios are the legal and accounting survivor.

Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments are transferred to the Acquiring Portfolios at identified cost. All distributable amounts of net income and

PORTFOLIO MERGERS, CONTINUED

realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on May 1, 2009. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION (DEPRECIATION) OF ACQUIRED PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Fundamental Value Trust	Core Equity Trust	$21,485,371	($514,840)	2,200,012	$1,425,423,022	$1,446,908,393
Mid Value Trust	Mid Cap Value Trust	$170,018,695	$9,135,243	23,403,791	$387,844,896	$557,863,592
Small Company Value Trust	Small Company Trust	$2,868,610	$159,227	262,099	$328,712,906	$331,581,516

At the time of the reorganization, certain capital loss carryforwards attributable to the Acquired Portfolios may be able to be used by the Acquiring Portfolios to offset future net realized capital gains. To the extent that such carryforwards are used by the Portfolios, it will reduce the amount of capital gain distribution to be paid, though the availability of the capital loss carryforwards attributable to the reorganizations may be limited in any given year. The table below outlines the capital loss carryforwards transferred from the Acquired Portfolios to the Acquiring Portfolios:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	EXPIRES – 12/31/15	EXPIRES – 12/31/16	TOTAL
Fundamental Value Trust	Core Equity Trust	$248,642,087	$144,445,866	$393,087,953
Mid Value Trust	Mid-Cap Value Trust	$31,430,227	$143,050,299	$174,480,526
Small Company Value Trust	Small Company Trust	$4,943,069	$14,415,181	$19,358,250

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period, the pro forma results of operations for Mid Cap Value Trust, for the year ended December 31, 2009 are as follows:

Net investment income	$4,610,672
Net gain/(loss)	(72,834,527)
Increase (decrease) in net assets from operations	255,440,454

Because the combined Portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolios’ Statements of Operations at December 31, 2009. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

John Hancock Trust
 Special Shareholder Meeting (Unaudited)

On April 16, 2010, a Special Meeting of the Shareholders of the All Cap Growth Trust, Overseas Equity Trust and Pacific Rim Trust, each a series of John Hancock Trust was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal 1:	Approval of the Agreement and Plan of Reorganization providing for the combination of the All Cap Growth Trust into the Capital Appreciation Trust.

FOR	AGAINST	ABSTAIN
6,604,045.342	195,222.851	722,251.307

Proposal 2:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Overseas Equity Trust into the International Value Trust.

FOR	AGAINST	ABSTAIN
14,840,793.497	377,796.136	1,114,866.351

Proposal 3:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Pacific Rim Trust into the International Equity Index Trust A.

FOR	AGAINST	ABSTAIN
11,256,884.310	693,728.780	696,544.265

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semiannual report except those noted below.

The following portfolios are master-feeder funds and do not have advisory or subadvisory agreements:

American Asset Allocation Trust
American Blue Chip Income and Growth Trust
American Bond Trust
American Global Growth Trust
American Global Small Cap Trust
American Growth Trust
American Growth-Income Trust
American High-Income Trust
American International Trust
American New World Trust

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or ”JHIMS“”), approving the Adviser’s selection of subadvisers for the portfolios of the Trust that are not managed directly by the Adviser and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and to the Funds that it manages directly and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers (or the Adviser where applicable);

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs, the investments of the Funds that JHIMS manages directly and the Trust’s subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and, where applicable, their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): the Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds of the Trust and John Hancock Funds II.), and

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund and the net profitability to Manulife Financial of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board,

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds,

(e) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information, and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of the American Fundamental Holdings Trust, the American Global Diversification Trust, Core Allocation Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust and Franklin Templeton Founding Allocation Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (7) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors. See (8) below for information relating to the business arrangement between the Adviser and Rainier Investment Management Inc. See (9) below for information relating to the business arrangement between the Adviser and SSgA Funds Management.

(6)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a five-year period ending December 31, 2012

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(7)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisors LP (“DFA”) in which DFA agrees that it will not for a five year period ending April 28, 2013 serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

(8)	Rainier Investment Management Inc. (“Rainier”) the subadviser to the Growth Equity Trust is also the subadviser to the JHF III John Hancock Rainier Growth Fund (the “JHF III Rainier Fund”). In connection with the management of the JHF III Rainier Fund, the Adviser and Rainier have entered into an overall business arrangement under which Rainier has agreed not to offer investment management services to certain competitors of the Adviser for the investment strategies it manages for the Adviser for a three year period ending April 25, 2011. As part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier specified amounts if total assets of John Hancock investment products subadvised by Rainier do not equal or exceed certain thresholds for a period of up to three years. Such amounts may total up to $7.5 million per year for each of the three years. As a further part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier a specified amount if the Rainier subadvisory agreement for the JHF III Rainier Fund is terminated within a three-year period. Such amount may total up to $22.5 million. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the JHF III Rainier Fund and its shareholders, it will not support or recommend to the Board of Trustees of JHF III any termination of the Rainier subadvisory agreement with respect to the JHF III Rainier Fund for a three-year period. Neither JHF III nor the JHF III Rainier Fund is a party to any of these arrangements, and they are not binding upon the JHF III Rainier Fund or the JHF III Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the JHF III Rainier subadvisory agreements for as long as these arrangements remain in effect.

(9)	In connection with SSgA Funds Management, Inc. (“SSgA”) providing subadvisory services to the JHF II Mid Cap Value Index Fund and the JHF II Mid Cap Growth Index Fund (the “Index Funds”), the Adviser has agreed that if the aggregate subadvisory fee paid to SSgA for managing the Index Funds is not at least $200,000 per year then the Adviser will pay SSgA the difference between $200,000 and the amount of subadvisory fees paid. This minimum fee is not applicable during the first year of the Index Funds’ operations ending April 30, 2011, will be paid out of the advisory fee and is not an additional expense to the Index Funds. Neither JHT nor JHF II is a party to this arrangement, and they are not binding upon JHT, JHF II, the portfolios subadvised by SSgA or the Board of Trustees of JHT and JHF II. However, such arrangement could present a conflict of interests since the Adviser may have incentive to allocate JHF II fund of funds assets to the Index Funds in order to generate the minimum annual account fee.

In addition, in the case of each Fund of Funds (other than the Franklin Templeton Founding Allocation Trust, Core Allocation Trust and Core Disciplined Diversification Trust which are managed directly by the Adviser), the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds (if any) and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

All Cap Core (Deutsche Investment Management Americas, Inc.) (RREEF America L.L.C.)
Benchmark Index — The Trust slightly underperformed in the one-year period, underperformed in the three-year period, underperformed in the five-year period, and underperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, underperformed in the three-year period, underperformed in the five-year period, and underperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions.

The Board also took into account the Trust’s overall performance record since the current subadviser began managing the Trust.

The Board also noted the Trust’s improved more recent performance.

The Board also noted that the performance history prior to November 2002 reflects the performance of the Trust’s prior subadviser.

The Board took into account management’s discussion of the Trust’s performance, including the advisory / subadvisory fee structure.

The Board also noted the small size of the Trust’s peer group.

All Cap Value (Lord, Abbett & Co.)
Benchmark Index — The Trust modestly underperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s more recent performance.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Alpha Opportunities. (Wellington Management Company, LLP)	Benchmark Index — The Trust slightly outperformed in the one-year period. Morningstar Category — The Trust modestly outperformed in the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust commenced operations in October 2008. In reviewing the Trust’s performance, the Board noted that although the Trust has a limited performance history, it has outperformed the benchmark index and peer group average since inception in October 2008.

The Board noted that the advisory and subadvisory fees for the Trust had been reduced effective May 3, 2010.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board noted that the limited availability of some of the sleeve strategies resulted in higher subadvisory fees.

American Fundamental Holdings (MFC Global Investment Management (U.S.A.) Limited)	Benchmark Index — The Trust modestly outperformed in the one-year period. Morningstar Category — The Trust slightly underperformed in the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Trust commenced operations on October 30, 2007 and has had weak performance from inception through March 31, 2010. Due to the Trust’s poor performance, the Board requested management to closely monitor the Trust.

American Global Diversification (MFC Global Investment Management (U.S.A.) Limited)	Benchmark Index — The Trust outperformed in the one-year period. Morningstar Category — The Trust outperformed in the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

Balanced (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust slightly underperformed in the year-to-date period. Morningstar Category — The Trust slightly outperformed in the year-to-date period.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Trust commenced operations on April 29, 2009 and has relatively limited performance history.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Blue Chip Growth (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and slightly underperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, modestly outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board noted that although the total expenses of the Trust are slightly higher than the peer group median, the overall performance of the Trust has been favorable.

Capital Appreciation (Jennison Associates LLC)
Benchmark Index — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s more recent performance, including its strong recent performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Capital Appreciation Value (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed in the one-year period and underperformed since inception.

Morningstar Category — The Trust modestly outperformed in the one-year period outperformed since inception.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust commenced operations on April 28, 2008 and took into account the relatively limited performance history of the Trust.

The Board noted that although the total expenses of the Trust are higher than the peer group median, the one-year performance of the Trust has been favorable.

Core Allocation (JHIMS)	Benchmark Index — The Trust outperformed in the year to date period. Morningstar Category — The Trust slightly underperformed in the year to date period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are modestly lower than the peer group median.
The Trust commenced operations in May 2009 and, in reviewing the Trust, the Board took into account its limited performance history.

The Board noted that effective January 1, 2010, the Advisor assumed direct management of the Trust and that as of that date the Trust did not employ a subadviser.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Core Allocation Plus (Wellington Management Company, LLP)	Benchmark Index — The Trust slightly outperformed in the one-year period. Morningstar Category — The Trust slightly underperformed in the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust commenced operations in December 2007 and, in reviewing the Trust, the Board took into account its limited performance history.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board noted that the limited availability of some the sleeve strategies resulted in higher subadvisory fees.

Core Disciplined Diversification (JHIMS)	Benchmark Index — The Trust outperformed in the year to date period. Morningstar Category — The Trust outperformed in the year to date period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Trust commenced operations in May 2009 and, in reviewing the Trust, the Board took into account its limited performance history.

The Board noted that effective January 1, 2010, the adviser assumed direct management of the Trust and that as of that date the Trust does not employ a subadviser.

Core Diversified Growth & Income (MFC Global Investment Management (U.S.), LLC)	Benchmark Index — The Trust modestly outperformed in the one-year period. Morningstar Category — The Trust modestly outperformed in the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Trust commenced operations on June 30, 2008 and has relatively limited performance history.

Core Fundamental Holdings (MFC Global Investment Management (U.S.), LLC)	Benchmark Index — The Trust underperformed in the year-to-date period. Morningstar Category — The Trust underperformed in the year-to-date period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Trust commenced operations May 1, 2009 and has relatively limited performance history.

Core Global Diversification (MFC Global Investment Management (U.S.), LLC)	Benchmark Index — The Trust underperformed in the year-to-date period. Morningstar Category — The Trust underperformed in the year-to-date period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Trust commenced operations on May 1, 2009 and has relatively limited performance history.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Disciplined Diversification (Dimensional Fund Advisors LP)	Benchmark Index — The Trust modestly outperformed in the one-year period. Morningstar Category — The Trust modestly outperformed in the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Trust commenced operations in April 2008. In reviewing the Trust’s performance, the Board took into account the Trust’s limited performance history.

The Board noted that while the Fund level expense cap at 0.70% expired on April 30, 2010, total expenses would still be lower than the peer group median.

Emerging Markets Value (Dimensional Fund Advisors LP)	Benchmark Index — The Trust outperformed in the one-year period. Morningstar Category — The Trust outperformed in the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

Equity Income (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Morningstar Category — The Trust modestly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.
The Board noted that although the total expenses of the Trust are modestly higher than the peer group median, the overall performance of the Trust has been favorable.

Financial Services (Davis Selected Advisers, L.P.)
Benchmark Index — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are lower than the peer group median.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Franklin Templeton Founding Allocation (JHIMS)	Benchmark Index — The Trust outperformed in the one-year period. Morningstar Category — The Trust outperformed in the one-year period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are modestly lower than the peer group median.
The Trust commenced operations in April 2007. In reviewing the Trust, the Board took into account its limited performance history.

The Board noted that effective January 1, 2010, the adviser assumed direct management of the Trust and as of that date the Trust does not employ a subadviser.

Fundamental Value (Davis Selected Advisers, L.P.)
Benchmark Index — The Trust modestly outperformed in the one-year period, modestly underperformed in the three-year period, and modestly underperformed in the five-year period.

Morningstar Category — The Trust modestly outperformed in the one-year period, slightly underperformed in the three-year period, and slightly underperformed in the five-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and market conditions.

The Board noted the 3- and 5- year performance was negatively impacted by poor results in 2008 when the equity markets delivered extremely negative returns.

The Board noted the significant improvement in performance that occurred in 2009 and the favorable longer-term performance of the comparably managed retail fund.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Global (Templeton Global Advisors Limited)
Benchmark Index — The Trust slightly underperformed in the one-year period, underperformed in the three-year period, underperformed in the five-year period, and outperformed in the ten-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, underperformed in the three-year period, underperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board noted that a new lead portfolio manager assumed responsibility for the portfolio in December 2007 and, since that time the Trust’s performance has modestly improved.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Growth Equity (Rainier Investment Management)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Trust commenced operations April 28, 2008, and has limited performance. In reviewing the Trust, the Board considered this limited performance as well as the Trust’s investment style and the impact of market conditions during this period.

Health Sciences (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust modestly outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Morningstar Category — The Trust outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

Heritage (formerly Vista) (American Century Investment Management, Inc.)
Benchmark Index — The Trust underperformed in the one-year period, and underperformed in the three-year period.

Morningstar Category — The Trust underperformed in the one-year period, and underperformed in the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board also noted the recent change in the Trust’s investment style.

The Board also noted the recent reduction in the advisory and subadvisory fees effective May 3, 2010.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

International Core (Grantham, Mayo, Van Otterloo & Co., LLC)
Benchmark Index — The Trust underperformed in the one-year period, slightly underperformed in the three-year period, slightly underperformed in the five-year period, and underperformed in the ten-year period.

Morningstar Category — The Trust modestly underperformed in the one-year period, slightly underperformed in the three-year period, modestly outperformed in the five-year period, and underperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that GMO assumed subadvisory responsibilities on August 1, 2005, and therefore, the Trust’s longer term performance reflects the performance of the previous subadviser.

In addition, the Board took into account management’s discussion of the Trust’s performance, including factors contributing to performance results the subadviser’s investment style and market conditions. The Board also noted the longer-term performance history of the subadviser’s comparably managed institutional fund.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board took into account the consistent longer term performance of the JHT International Core Trust, which is managed in a similar style to the Fund.

International Opportunities (Marsico Capital Management, LLC)
Benchmark Index — The Trust slightly underperformed in the one-year period, and slightly outperformed in the three-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, and underperformed in the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.

The Board also took into account the longer-term performance history of the subadviser’s comparably managed retail fund.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

International Small Company (Dimensional Fund Advisors LP)
Benchmark Index — The Trust slightly underperformed in the one-year period, and slightly outperformed in the three-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, and underperformed in the three-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions. The Board also noted the longer-term performance history of the subadviser’s comparable mutual fund.

The Board took note of management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board noted that management was proposing a reduction in advisory and subadvisory fees.

International Value (Templeton Investment Counsel, LLC.)
Benchmark Index — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, slightly outperformed in the five-year period, and outperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, modestly outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Large Cap (UBS Global Asset Management (Americas) Inc.)
Benchmark Index — The Trust modestly outperformed in the one-year period, and underperformed in the three-year period.

Morningstar Category — The Trust modestly outperformed in the one-year period, and underperformed in the three-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board noted the strong performance of the Trust over the one-year period. The Board also took into account the longer-term performance history of the comparable mutual fund after which the Trust is modeled, noting that it has outperformed its peer group average over the ten-year period.

The Board requested that management continue to closely monitor the Trust’s performance.

The Board took into account management’s discussion of the Trust’s expenses including the advisory and subadvisory fee structures.

Large Cap Value (BlackRock Investment Management, LLC)
Benchmark Index — The Trust underperformed in the one-year period, underperformed in the, three- and five-year periods

Morningstar Category — The Trust underperformed in the one-year period, underperformed in the three-year period, and underperformed in the five-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance including the factors contributing to the Fund’s recent underperformance.

The Board took into account the longer-term performance history of the comparable mutual fund after which the Trust is modeled, noting that it has outperformed its peer group average over the ten-year period.

The Board requested that management continue to closely monitor the Trust’s performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Mid Cap Stock (Wellington Management Company, LLP)
Benchmark Index — The Trust modestly underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also took note of the expenses of the Trust in the context of its overall performance.

Mid Cap Value Equity (Columbia Management Investment Advisers, LLC)
Benchmark Index — The Trust slightly underperformed in the one-year period, and outperformed in the three-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, and slightly outperformed in the three-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Mid Value (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and underperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and modestly underperformed in the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median

Net management fees for this Trust are higher than the peer group median

Total expenses for this Trust are modestly higher than the peer group median

The Board noted that although the total expenses of the Trust are modestly higher than the peer group median, the overall performance of the Trust has been favorable since T. Rowe Price Associates, Inc. commenced managing the Trust in 2004.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Mutual Shares (Franklin Mutual Advisers)	Benchmark Index — The Trust slightly outperformed in the one-year period. Morningstar Category — The Trust slightly underperformed in the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust commenced operations in April 2007. In reviewing the Trust’s performance, the Board took into account the Trust’s limited performance history.

The Board further noted that performance of the comparable retail fund the Trust is modeled after outperforms its peer group average over the five- and ten-year periods.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board noted that the limited availability of this strategy resulted in higher management fees.

Natural Resources (Wellington Management Company, LLP)
Benchmark Index — The Trust modestly outperformed in the one-year period, underperformed in the three-year period, and outperformed in the five-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, underperformed in the three-year period, and modestly outperformed in the five-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that while advisory fees are slightly higher than the peer group median, the Trust outperformed its peer group and index over the five-year period.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its overall performance.

The Board noted that the advisory and subadvisory fees for the Trust had been reduced effective May 3, 2010.

Optimized All Cap (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust slightly outperformed in the one-year period, underperformed in the three-year period, and underperformed in the five-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, underperformed in the three-year period, and underperformed in the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions. The Board also took into account the subadviser’s consistent longer-term performance.

The Board noted that performance has improved for the one-year and year-to-date periods.

The Board requested that management continues to closely monitor performance.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Optimized Value (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust slightly underperformed in the one-year period, underperformed in the three-year period, and underperformed in the five-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, underperformed in the three-year period, and underperformed in the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions. The Board also took into account the subadviser’s consistent longer-term performance.

The Board requested that management continues to closely monitor performance.

Real Estate Securities (Deutsche Investment Management Americas, Inc.) (RREEF America L.L.C.)
Benchmark Index — The Trust slightly underperformed in the one-year period, slightly underperformed in the three-year period, slightly outperformed in the five-year period, and slightly underperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, slightly outperformed in the three-year period, outperformed in the five-year period, and slightly outperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

Science & Technology (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust modestly outperformed in the one-year period, outperformed in the three-year period, slightly outperformed in the five-year period, and slightly underperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, slightly underperformed in the five-year period, and modestly underperformed in the ten-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the total expenses of the Trust are slightly higher than the peer group median, the overall performance of the Trust has been favorable and performance has improved since a second subadviser was added to the Trust in October 2006.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Small Cap Growth (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also took note of the expenses of the Trust in the context of its overall performance.

Small Cap Opportunities (Invesco Advisers, Inc.) (Dimensional Fund Advisors LP)
Benchmark Index — The Trust modestly outperformed in the one-year period, underperformed in the three-year period, and underperformed in the five-year period.

Morningstar Category — The Trust modestly outperformed in the one-year period, underperformed in the three-year period, and underperformed in the five-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that the Trust’s long-term performance reflects the performance of the previous subadviser.

The Board took into account the steps taken by management to address the Trust’s underperformance. Specifically, the Board noted that the previous subadviser was replaced by two new subadvisers during 2008 and considered the Trust’s performance since the implementation of the subadviser change.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Small Cap Value (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s more recent performance.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its overall performance.

The Board noted the lower re-negotiated subadvisory fees which took effect May 3, 2010.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Small Company Growth (Invesco Advisers, Inc.)
Benchmark Index — The Trust modestly underperformed in the one-year period, and underperformed in the three-year period.

Morningstar Category — The Trust modestly underperformed in the one-year period, and slightly outperformed in the three-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s more recent performance, including the subadviser’s investment style and recent market conditions.

The Board also took into account the strength of the Trust’s 3- performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Small Company Value (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and modestly underperformed in the ten-year period.

Morningstar Category — The Trust modestly underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and modestly underperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that although the total expenses of the Trust are modestly higher than the peer group median, the long term performance of the Trust has been favorable since T. Rowe Price Associates, Inc. commenced managing the Trust in 2001.

Smaller Company Growth (Frontier Capital Management Company, LLC.) (Perimeter Capital Management) (MFC Global Investment Management (U.S.A.) Limited)	Benchmark Index — The Trust modestly underperformed in the one-year period. Morningstar Category — The Trust modestly underperformed in the one-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust commenced operations October 7, 2008, and has limited performance. In reviewing the Trust, the Board considered this limited performance as well as market conditions during this period and also noted the Trust’s strong more recent performance.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure, and the impact of the size of the Trust on Trust expenses.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

U.S. Multi Sector (Grantham, Mayo, Van Otterloo & Co., LLC)
Benchmark Index — The Trust underperformed in the one-year period, and outperformed in the three-year period.

Morningstar Category — The Trust underperformed in the one-year period, and outperformed in the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s more recent performance, including the subadviser’s investment style and current market conditions. The Board also noted the longer-term performance history of the subadviser’s comparably managed institutional fund.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also requested that management continue to closely monitor the Trust’s performance.

Utilities (Massachusetts Financial Services Company)
Benchmark Index — The Trust outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Morningstar Category — The Trust outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

Value (Invesco Advisers, Inc.)
Benchmark Index — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and slightly underperformed in the ten-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and slightly outperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Value & Restructuring (Columbia Management Investment Advisers)
Benchmark Index — The Trust outperformed in the one-year period, and modestly underperformed in the three-year period.

Morningstar Category — The Trust outperformed in the one-year period, and modestly outperformed in the three-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took note of management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Trust
 Board Consideration of New Subadvisory Agreement For the Value Trust

At its meeting held on March 17-19, 2010, the Board of Trustees, including all the Independent Trustees, approved a new subadvisory agreement appointing Invesco Advisers, Inc. (“Invesco”) as the new subadviser for the Value Trust, replacing its former subadviser, Morgan Stanley Investment Management Inc., doing business as Van Kampen (“MSIM/Van Kampen”). The new subadvisory agreement with Invesco became effective on June 1, 2010, and the prior subadvisory agreement with MSIM/Van Kampen terminated on June 1, 2010.

The appointment of Invesco as the subadviser to the Value Trust was in connection with acquisition by Invesco Ltd., the parent company of Invesco, of substantially all of the retail asset management business of Morgan Stanley, including portions of its MSIM/Van Kampen asset management business (the “Transaction”). As a result of the Transaction, the MSIM/Van Kampen asset management business has been combined with that of Invesco.

This section describes the evaluation by the Board of Trustees of the subadvisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”) and Invesco relating to the Value Trust, a series of John Hancock Trust (the “Trust”).

Board Consideration of New Subadvisory Agreement

The Board, including the Independent Trustees, is responsible for approving the Adviser’s selection of fund subadvisers and approving the funds’ subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHT’s subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHT and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to each fund are:

(1)	the nature, extent and quality of the services to be provided by the subadviser to the fund;

(2)	the investment performance of the fund and its subadviser;

(3)	the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the subadviser from its relationship with JHT; and

(5)	comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of JHT’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with JHT, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of JHT, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of the Invesco Subadvisory Agreement

At its meeting on March 17-19, 2010 the Board, including all the Independent Trustees, approved the Invesco Subadvisory Agreement relating to the Value Trust.

In making its determination and with reference to the factors that it considers, the Board reviews:

(1)	information relating to the subadviser’s business, including current subadvisory services to JHT (and other funds in the John Hancock family of funds);

(2)	the performance of the Value Trust and the performance of other JHT and JHF II funds managed by the subadviser;

(3)	the subadvisory fee for the Value Trust, including any breakpoints; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadviser.

At the March 17-19, 2010 meeting, the Board also considered information presented by the Adviser and Invesco regarding the Transaction as well as the Adviser’s recommendation that the new subadvisory agreement with Invesco would provide continuity of investment management and would be in the best interests of the shareholders of the Value Trust (including variable contract owners). Particular considerations of the Board in approving the new subadvisory agreement for the Value Trust included the following:

(1)	Invesco has demonstrated skills as a manager, is currently the subadviser to the JHT Small Company Growth Trust and Small Cap Opportunities Trust and the JHF II Small Company Growth Fund and Small Cap Opportunities Fund and may be expected to provide a high quality of investment management services and personnel to the Value Trust.

(2)	The portfolio managers for the Value Trust prior to the Transaction are expected to continue to manage the fund as employees of Invesco following the Transaction.

(3)	The subadvisory fee rates with respect to the Value Trust under the new subadvisory agreement are: (i) the product of arm’s-length negotiation between the Adviser and Invesco; (ii) within industry norms; and (iii) the same as the subadvisory fee rates under the prior subadvisory agreement. In addition, the subadvisory fee is paid by the Adviser and not by the Value Trust.

John Hancock Trust
 Board Consideration of New Subadvisory Agreement For the Value & Restructuring Trust

At its meeting held on March 17-19, 2010, the Board of Trustees, including all the Independent Trustees, approved a new subadvisory agreement appointing Columbia Management Investment Advisers, LLC (“Columbia”) (formerly known as RiverSource Investments, LLC (“RiverSource”)) as the new subadviser for the Value & Restructuring Trust, replacing its former subadviser, Columbia Management Advisors, LLC (“CMA”). The new subadvisory agreement with Columbia became effective on May 1, 2010, and the prior subadvisory agreement with CMA terminated on April 30, 2010.

The appointment of Columbia as the subadviser to the Value & Restructuring Trust was in connection with the sale on April 30, 2010 of a portion of the asset management business of Columbia Management Group, LLC, including its affiliate CMA, to Ameriprise Financial, Inc., a publicly traded financial services company and the parent company of Columbia, which resulted in the automatic termination of the prior subadvisory agreement with CMA.

This section described the evaluation by the Board of Trustees of the subadvisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”) and Columbia relating to the Value & Restructuring Trust, a series of John Hancock Trust (the “Trust”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers (or Adviser if there is no subadviser);

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of the Columbia Subadvisory Agreement

At its meeting on March 17-19, 2010 the Board, including all the Independent Trustees, approved the Columbia Subadvisory Agreement relating to the Value & Restructuring Trust.

In making its determination and with reference to the factors that it considers, the Board reviewed:

(1)	information relating to the subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the performance of the Value & Restructuring Trust and the performance of other Trust and JHF II funds managed by the subadviser;

(3)	the subadvisory fee for the Value & Restructuring Trust, including any breakpoints; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadviser.

At the March 17-19, 2010 meeting, the Board also considered information presented by the Adviser and Columbia regarding the Transaction as well as the Adviser’s recommendation that the new subadvisory agreement with Columbia would provide continuity of investment management and would be in the best interest of the shareholders of the Value & Restructuring Trust (including variable contract owners). Particular considerations of the Board in approving the new subadvisory agreement for the Value & Restructuring Trust included the following:

(1)	Columbia has demonstrated skills as a manager, is currently the subadviser to the Mid Cap Value Equity Trust and the JHF II Mid Cap Value Equity Fund and may be expected to provide a high quality of investment management services and personnel to the Value & Restructuring Trust.

(2)	The portfolio managers for the Value & Restructuring Trust prior to the Transaction are expected to continue to manage the fund as employees of Columbia following the Transaction.

(3)	The subadvisory fee rates with respect to the Value & Restructuring Trust under the new subadvisory agreement are (i) the product of arms-length negotiation between the Adviser and Columbia, (ii) within industry norms and (iii) the same as the subadvisory fee rates under the prior CMA subadvisory agreement. In addition, the subadvisory fee is paid by the Adviser and not by the Value & Restructuring Trust.

John Hancock Trust
 For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	5
Portfolio of Investments (See below for each Portfolio’s page #)	8
Statements of Assets and Liabilities	39
Statements of Operations	44
Statements of Changes in Net Assets	49
Financial Highlights	52
Notes to Financial Statements	59
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	101
Special Shareholder Meeting	110
For More Information	111

Portfolio	Portfolio of Investments
Active Bond Trust	8
Bond Trust	10
Core Bond Trust	11
Floating Rate Income Trust	13
Global Bond Trust	14
High Income Trust	17
High Yield Trust	18
Income Trust	20
Investment Quality Bond Trust	22
Money Market Trust	24
Money Market Trust B	25
New Income Trust (formerly Spectrum Income Trust)	25
Real Return Bond Trust	27
Short Term Government Income Trust	29
Strategic Bond Trust	30
Strategic Income Opportunities Trust (formerly Strategic Income Trust)	32
Total Return Trust	34
U.S. High Yield Bond Trust	36

2

John Hancock Trust
Sector Weightings

Active Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Financial	28.81
Collateralized Mortgage Obligations	18.52
U.S. Government & Agency Obligations	18.21
Communications	5.73
Energy	4.96
Consumer, Non-cyclical	4.33
Utilities	4.31
Consumer, Cyclical	4.04
Asset Backed Securities	3.90
Industrial	2.84
Basic Materials	2.33
Short-Term Investments & Other	2.02

Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	40.59
Financial	20.48
Collateralized Mortgage Obligations	15.92
Consumer, Non-cyclical	4.55
Energy	3.38
Consumer, Cyclical	2.95
Utilities	2.83
Basic Materials	2.65
Communications	2.44
Industrial	2.38
Short-Term Investments & Other	1.83

Core Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	56.25
Collateralized Mortgage Obligations	21.79
Financial	9.18
Asset Backed Securities	5.97
Communications	2.71
Energy	2.10
Consumer, Non-cyclical	1.91
Foreign Government Obligations	1.72
Utilities	1.41
Basic Materials	1.04
Short-Term Investments & Other	–4.08

Floating Rate Income Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Consumer, Cyclical	24.90
Communications	17.06
Consumer, Non-cyclical	14.25
Basic Materials	7.98
Utilities	6.16
Industrial	6.01
Energy	5.17
Financial	4.45
Technology	3.77
Short-Term Investments & Other	10.25

Global Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Foreign Government Obligations	37.61
Financial	32.45
Collateralized Mortgage Obligations	11.19
U.S. Government & Agency Obligations	4.06
Consumer, Cyclical	1.51
Communications	1.43
Asset Backed Securities	1.30
Short-Term Investments & Other	10.45

High Income Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Consumer, Cyclical	36.30
Communications	24.32
Basic Materials	5.88
Financial	5.14
Consumer, Non-cyclical	2.20
Industrial	1.40
Short-Term Investments & Other	24.76

High Yield Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Financial	16.63
Communications	15.06
Consumer, Cyclical	14.45
Consumer, Non-cyclical	13.16
Energy	11.67
Basic Materials	7.67
Industrial	7.28
Utilities	5.23
Foreign Government Obligations	3.88
Technology	1.76
Short-Term Investments & Other	3.21

Income Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Financial	21.29
Utilities	19.99
Energy	18.15
Consumer, Non-cyclical	12.87
Communications	8.77
Technology	5.13
Basic Materials	3.07
Industrial	2.20
Consumer, Cyclical	1.83
Short-Term Investments & Other	6.70

Investment Quality Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	31.71
Financial	24.23
Communications	9.53
Collateralized Mortgage Obligations	7.75
Consumer, Non-cyclical	7.62
Utilities	5.80
Energy	3.59
Municipal Bonds	3.42
Consumer, Cyclical	2.02
Basic Materials	1.92
Foreign Government Obligations	1.77
Industrial	1.39
Short-Term Investments & Other	–0.75

Money Market Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	52.04
Commercial Paper	34.60
Temporary Liquidity Guarantee Program	12.22
Corporate Interest-Bearing Obligations	1.14

Money Market Trust B

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	49.48
Commercial Paper	34.25
Temporary Liquidity Guarantee Program	15.23
Corporate Interest-Bearing Obligations	0.79
Other	0.25

3

John Hancock Trust
Sector Weightings

New Income Trust
(formerly Spectrum Income Trust)

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	48.92
Financial	14.11
Communications	5.28
Collateralized Mortgage Obligations	5.20
Foreign Government Obligations	3.98
Consumer, Non-cyclical	3.41
Asset Backed Securities	3.38
Energy	2.75
Utilities	2.45
Consumer, Cyclical	1.96
Industrial	1.49
Basic Materials	1.18
Short-Term Investments & Other	5.89

Real Return Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	98.30
Financial	32.67
Foreign Government Obligations	8.29
Collateralized Mortgage Obligations	4.74
Asset Backed Securities	1.11
Short-Term Investments & Other	–45.11

Short Term Government Income Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	93.75
Collateralized Mortgage Obligations	4.69
Short-Term Investments & Other	1.56

Strategic Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	25.80
Financial	17.31
Collateralized Mortgage Obligations	15.15
Energy	7.84
Communications	6.59
Consumer, Cyclical	4.83
Asset Backed Securities	4.48
Consumer, Non-cyclical	4.42
Foreign Government Obligations	3.89
Utilities	3.13
Basic Materials	1.98
Short-Term Investments & Other	4.58

Strategic Income Opportunities Trust
(formerly Strategic Income Trust)

Sector Distribution	Value as a percentage of Trust’s net assets
Consumer, Cyclical	18.22
Foreign Government Obligations	17.72
Communications	17.61
Financial	14.90
Collateralized Mortgage Obligations	6.97
Industrial	6.46
Basic Materials	5.43
Consumer, Non-cyclical	3.85
Energy	3.17
Asset Backed Securities	1.98
Short-Term Investments & Other	3.69

Total Return Trust

Sector Distribution	Value as a percentage of Trust’s net assets
U.S. Government & Agency Obligations	52.65
Financial	24.12
Collateralized Mortgage Obligations	4.96
Municipal Bonds	2.53
Consumer, Non-cyclical	1.13
Short-Term Investments & Other	14.61

U.S. High Yield Bond Trust

Sector Distribution	Value as a percentage of Trust’s net assets
Communications	21.13
Consumer, Non-cyclical	19.36
Consumer, Cyclical	16.00
Financial	13.79
Utilities	6.52
Energy	5.15
Technology	4.96
Industrial	4.86
Basic Materials	1.40
Short-Term Investments & Other	6.83

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

Sector investing is subject to greater risks than the market as a whole. Because the Portfolios may focus on particular sectors of the economy, their performance may depend on the performance of those sectors.

4

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2010, through June 30, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,069.60	$3.54	0.69%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Series II — Actual	1,000.00	1,068.50	4.56	0.89%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Series NAV — Actual	1,000.00	1,069.60	3.28	0.64%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Bond Trust
Series NAV — Actual	$1,000.00	$1,051.20	$3.20	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Core Bond Trust
Series I — Actual	$1,000.00	$1,056.60	$3.47	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	1,055.90	4.49	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	1,056.80	3.21	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Floating Rate Income Trust
Series NAV — Actual	$1,000.00	$1,005.60	$3.63	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Global Bond Trust
Series I — Actual	$1,000.00	$1,032.10	$4.18	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,031.50	5.19	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,032.20	3.93	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

5

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
High Income Trust
Series II — Actual	$1,000.00	$1,073.70	$5.09	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	1,074.30	3.81	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
High Yield Trust
Series I — Actual	$1,000.00	$1,039.20	$3.79	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Series II — Actual	1,000.00	1,037.60	4.80	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series NAV — Actual	1,000.00	1,039.40	3.54	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%
Income Trust
Series NAV — Actual	$1,000.00	$997.00	$4.26	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$1,057.70	$3.52	0.69%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Series II — Actual	1,000.00	1,056.80	4.54	0.89%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Series NAV — Actual	1,000.00	1,057.90	3.27	0.64%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Money Market Trust
Series I — Actual	$1,000.00	$1,000.00	$1.64	0.33%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Series II — Actual	1,000.00	1,000.00	1.64	0.33%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Money Market Trust B
Series NAV — Actual	$1,000.00	$1,000.40	$1.39	0.28%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
New Income Trust (formerly Spectrum Income Trust)
Series NAV — Actual	$1,000.00	$1,051.40	$3.56	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%
Real Return Bond Trust
Series I — Actual	$1,000.00	$1,059.30	$4.19	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Series II — Actual	1,000.00	1,059.10	5.21	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series NAV — Actual	1,000.00	1,059.10	3.93	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Short Term Government Income Trust
Series I — Actual[2]	$1,000.00	$1,014.00	$1.09	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Series II — Actual[2]	1,000.00	1,014.00	1.44	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series NAV — Actual	1,000.00	1,027.50	3.32	0.66%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Strategic Bond Trust
Series I — Actual	$1,000.00	$1,067.70	$4.10	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Series II — Actual	1,000.00	1,067.60	5.13	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series NAV — Actual	1,000.00	1,068.00	3.85	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

6

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
Strategic Income Opportunities Trust (formerly Strategic Income Trust)
Series I — Actual	$1,000.00	$1,043.60	$4.05	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Series II — Actual	1,000.00	1,042.80	5.07	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series NAV — Actual	1,000.00	1,043.60	3.80	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Total Return Trust
Series I — Actual	$1,000.00	$1,055.80	$3.92	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series II — Actual	1,000.00	1,055.10	4.94	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series NAV — Actual	1,000.00	1,056.00	3.67	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
U.S. High Yield Bond Trust
Series I — Actual	$1,000.00	$1,036.60	$4.29	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series II — Actual	1,000.00	1,035.70	5.30	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	1,037.40	4.04	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

[2]	The inception date for Series I and Series NAV shares is April 30, 2010. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (62) and divided by 365 (to reflect the one-half year period).

7

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.21%
Federal Home Loan Bank - 0.14%		$1,959,938	0.14%
Federal Home Loan Mortgage Corp. - 0.73%
1.625%, 06/28/2013	$3,805,000	3,843,168	0.28%
4.500%, 09/01/2023	3,644,161	3,856,547	0.28%
OTHER SECURITIES		2,320,579	0.17%

		10,020,294
Federal National Mortgage Association - 13.93%
4.000%, 06/01/2024 to 07/01/2024	24,209,544	25,219,537	1.83%
5.000%, TBA	22,305,000	23,597,983	1.71%
5.000%, 05/01/2018 to 05/01/2036	28,211,689	30,011,655	2.17%
5.500%, TBA	11,000,000	11,807,813	0.86%
5.500%, 02/01/2018 to 01/01/2037	57,387,518	61,711,181	4.47%
6.000%, 05/01/2035 to 02/01/2036	25,285,660	27,621,076	2.00%
OTHER SECURITIES		12,279,212	0.89%

		192,248,457
Government National Mortgage Association - 0.68%
5.500%, 03/15/2035	3,541,127	3,845,581	0.28%
OTHER SECURITIES		5,480,122	0.40%

		9,325,703
U.S. Treasury Bonds - 1.54%
4.625%, 02/15/2040	18,885,000	21,227,911	1.54%
U.S. Treasury Notes - 1.19%
3.500%, 05/15/2020	10,305,000	10,784,801	0.78%
OTHER SECURITIES		5,635,789	0.41%

		16,420,590

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $235,979,593)		$251,202,893

FOREIGN GOVERNMENT
OBLIGATIONS - 0.65%
Argentina - 0.16%		2,184,977	0.16%
Germany - 0.21%		2,867,314	0.21%
Japan - 0.06%		815,969	0.06%
Mexico - 0.12%		1,666,819	0.12%
Panama - 0.04%		638,430	0.04%
Peru - 0.01%		139,860	0.01%
Sweden - 0.02%		227,272	0.02%
United Kingdom - 0.03%		400,908	0.03%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,934,243)		$8,941,549

CORPORATE BONDS - 57.05%
Basic Materials - 2.33%
Teck Resources, Ltd. 10.750%, 05/15/2019	3,085,000	3,780,051	0.27%
OTHER SECURITIES		28,344,326	2.06%

		32,124,377
Communications - 5.62%
Embarq Corp. 7.995%, 06/01/2036	$4,780,000	$4,743,787	0.34%
OTHER SECURITIES		72,805,980	5.28%

		77,549,767
Consumer, Cyclical - 4.08%		56,315,362	4.08%
Consumer, Non-cyclical - 4.12%		56,815,865	4.12%
Diversified - 0.32%		4,413,081	0.32%
Energy - 4.96%		68,418,301	4.96%
Financial - 28.32%
American Express Company 7.000%, 03/19/2018	4,100,000	4,728,911	0.34%
Assurant, Inc. 6.750%, 02/15/2034	3,955,000	3,866,796	0.28%
Citigroup, Inc. 6.125%, 11/21/2017 to 05/15/2018	7,653,000	7,990,435	0.58%
Citigroup, Inc. 8.500%, 05/22/2019	3,595,000	4,285,686	0.31%
CNA Financial Corp. 6.500%, 08/15/2016	4,320,000	4,526,245	0.33%
Liberty Mutual Group, Inc. 7.500%, 08/15/2036 (S)	5,770,000	5,697,777	0.41%
Lincoln National Corp. 8.750%, 07/01/2019	3,080,000	3,774,811	0.27%
Merrill Lynch & Company, Inc. 6.875%, 04/25/2018	4,045,000	4,315,129	0.31%
Merrill Lynch & Company, Inc. 7.750%, 05/14/2038	4,925,000	5,267,519	0.38%
Morgan Stanley 10.090%, 05/03/2017 (S)	7,325,000	3,794,391	0.27%
Pacific Life Insurance Company 9.250%, 06/15/2039 (S)	3,380,000	4,188,770	0.30%
ProLogis 5.625%, 11/15/2015 to 11/15/2016	4,425,000	4,185,023	0.30%
OTHER SECURITIES		334,206,437	24.24%

		390,827,930
Industrial - 2.89%		39,901,280	2.89%
Technology - 0.10%		1,346,465	0.10%
Utilities - 4.31%
Israel Electric Corp., Ltd. 7.250%, 01/15/2019 (S)	3,945,000	4,360,850	0.32%
OTHER SECURITIES		55,132,265	3.99%

		59,493,115

TOTAL CORPORATE BONDS (Cost $754,376,704)		$787,205,543

CONVERTIBLE BONDS - 0.18%
Consumer, Cyclical - 0.10%		1,390,600	0.10%
Financial - 0.08%		1,123,950	0.08%

TOTAL CONVERTIBLE BONDS (Cost $1,848,288)		$2,514,550

MUNICIPAL BONDS - 0.52%
District of Columbia - 0.35%
George Washington University 5.095%, 09/15/2032	4,650,000	4,850,462	0.35%
New Jersey - 0.17%		2,375,892	0.17%

TOTAL MUNICIPAL BONDS (Cost $6,718,957)		$7,226,354

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.52%
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4 5.889% 07/10/2044 (P)	$4,100,000	$4,164,569	0.30%
Banc of America Large Loan, Inc., Series 2006-BIX1, Class C 0.530% 10/15/2019 (S)(P)	5,214,117	4,594,472	0.33%
Banc of America Large Loan, Inc., Series 2005-MIB1, Class B 0.610% 03/15/2022 (S)(P)	5,345,000	4,906,397	0.36%
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 6.010% 12/10/2049 (P)	4,115,000	4,253,225	0.31%
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A 2.741% 07/20/2034 (P)	4,177,054	4,134,114	0.30%
Credit Suisse Mortgage Capital Certificates, Series 2006-TFLA, Class A2 0.510% 04/15/2021 (S)(P)	4,680,000	4,287,029	0.31%
Federal National Mortgage Association, Series 2010-72,Class CA 4.500% 01/25/2028	4,560,000	4,757,363	0.34%
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class B 5.675% 05/10/2040 (P)	5,603,000	5,901,902	0.43%
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.444% 03/10/2039	3,740,000	3,746,829	0.27%
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4 5.999% 08/10/2045	7,940,000	7,806,375	0.57%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.360% 12/15/2044 (P)	5,990,000	6,371,549	0.46%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B 5.447% 05/15/2045	4,530,000	4,714,058	0.34%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX Class AM 5.464% 01/15/2049 (P)	5,000,000	4,015,486	0.29%
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3 5.430% 02/15/2040	3,860,000	3,871,669	0.28%
Merrill Lynch Floating Trust, Series 2006-1, Class A2 0.480% 06/15/2022 (S)(P)	4,330,000	3,942,915	0.29%
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 6.104% 06/12/2046 (P)	3,915,000	4,165,131	0.30%
Morgan Stanley Capital I, Series 2005-HQ7, Class AJ 5.376% 11/14/2042 (P)	7,560,000	6,561,192	0.48%
Morgan Stanley Capital I, Series 2007-IQ15, Class A4 6.076% 06/11/2049 (P)	3,745,000	3,803,415	0.28%
Washington Mutual, Inc., Series 2005-AR13, Class X IO 1.674% 10/25/2045	$127,655,072	$3,989,221	0.29%
OTHER SECURITIES		165,577,427	11.99%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $286,433,825)		$255,564,338

ASSET BACKED SECURITIES - 3.90%
Crest, Ltd., Series 2002-IGA, Class A 0.774%, 07/28/2017 (S)(P)	4,120,362	3,873,141	0.28%
OTHER SECURITIES		49,940,970	3.62%

TOTAL ASSET BACKED
SECURITIES (Cost $103,401,087)		$53,814,111

TERM LOANS - 0.09%
Consumer, Cyclical - 0.09%		1,233,867	0.09%

TOTAL TERM LOANS (Cost $1,326,821)		$1,233,867

COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%		90,785	0.01%

TOTAL COMMON STOCKS (Cost $90,785)		$90,785

PREFERRED STOCKS - 0.49%
Consumer Discretionary - 0.13%		1,771,913	0.13%
Consumer Staples - 0.12%		1,629,406	0.12%
Financials - 0.13%		1,868,250	0.13%
Telecommunication Services - 0.11%		1,539,500	0.11%

TOTAL PREFERRED STOCKS (Cost $6,895,277)		$6,809,069

SHORT-TERM INVESTMENTS - 2.99%
Repurchase Agreement - 1.17%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $16,085,004 on 07/01/2010, collateralized by $16,090,000 U.S. Treasury Notes, 1.750% due 11/15/2011 (valued at $16,408,582, including interest)	16,085,000	16,085,000	1.17%
Short-Term Securities* - 1.82%
State Street Institutional US Government Money Market Fund, 0.0598%	5,170,112	5,170,112	0.37%
U.S. Treasury Bills, 0.003%, 07/01/2010	20,000,000	20,000,000	1.45%

		25,170,112

TOTAL SHORT-TERM
INVESTMENTS (Cost $41,255,112)		$41,255,112

Total Investments (Active Bond Trust)
(Cost $1,447,260,692) - 102.61%		$1,415,858,171	102.61%
Other Assets And Liabilities, Net - (2.61)%		(35,994,952)	(2.61)%

TOTAL NET ASSETS - 100.00%		$1,379,863,219	100.00%

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 40.59%
Federal Agricultural Mortgage Corp. - 0.48%
5.500%, 07/15/2011 (S)	$15,730,000	$16,528,628	0.48%
Federal Farm Credit Bank - 0.35%		12,148,560	0.35%
Federal Home Loan Bank - 0.38%		12,943,760	0.38%
Federal Home Loan Mortgage Corp. - 8.62%
1.625%, 06/28/2013	16,000,000	16,160,496	0.47%
1.800%, 02/25/2013	15,000,000	15,109,230	0.44%
2.125%, 08/26/2013	35,000,000	35,093,135	1.02%
3.789%, 12/01/2039 (P)	21,307,642	22,283,149	0.65%
4.000%, 04/01/2019 to 02/01/2025	24,279,392	25,271,449	0.73%
4.500%, 10/01/2024 to 06/01/2040	172,844,402	180,407,633	5.23%
OTHER SECURITIES		3,167,459	0.08%

		297,492,551
Federal National Mortgage Association - 11.11%
1.800%, 03/15/2013	26,105,000	26,172,538	0.76%
2.050%, 01/28/2013 to 04/26/2013	40,000,000	40,364,315	1.17%
4.000%, 04/01/2024	14,129,823	14,732,549	0.43%
4.500%, 03/01/2014 to 06/01/2040	94,700,000	99,403,163	2.88%
5.000%, TBA	90,000,000	95,217,192	2.76%
5.000%, 03/01/2040	52,466,863	55,580,032	1.61%
OTHER SECURITIES		52,008,847	1.50%

		383,478,636
Government National Mortgage Association - 4.09%
3.500%, 10/20/2039 to 11/20/2039 (P)	47,349,490	48,986,361	1.42%
3.750%, 10/20/2039 (P)	24,401,530	25,456,896	0.74%
4.000%, 09/20/2039 to 12/20/2039 (P)	62,157,379	65,043,700	1.88%
OTHER SECURITIES		1,817,885	0.05%

		141,304,842
Tennessee Valley Authority - 0.18%		6,185,222	0.18%
U.S. Treasury Bonds - 3.76%
4.625%, 02/15/2040	111,650,000	125,501,522	3.64%
OTHER SECURITIES		4,318,124	0.12%

		129,819,646
U.S. Treasury Notes - 11.62%
1.875%, 06/30/2015	40,000,000	40,153,120	1.16%
2.125%, 05/31/2015	50,000,000	50,851,563	1.47%
2.375%, 02/28/2015	15,240,000	15,706,801	0.46%
2.500%, 03/31/2015 to 04/30/2015	182,900,000	189,491,643	5.49%
3.500%, 05/15/2020	49,455,000	51,757,625	1.50%
3.625%, 02/15/2020	50,220,000	53,060,544	1.54%

		401,021,296

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,363,785,882)		$1,400,923,141

CORPORATE BONDS - 42.31%
Basic Materials - 2.65%
Teck Resources, Ltd. 10.750%, 05/15/2019	12,095,000	14,820,004	0.43%
OTHER SECURITIES		76,602,575	2.22%

		91,422,579
Communications - 2.44%		$84,349,711	2.44%
Consumer, Cyclical - 2.94%		101,617,995	2.94%
Consumer, Non-cyclical - 4.55%
SABMiller PLC 5.500%, 08/15/2013 (S)	$13,883,000	15,187,933	0.44%
OTHER SECURITIES		141,721,099	4.11%

		156,909,032
Diversified - 0.32%		11,002,303	0.32%
Energy - 3.38%
Williams Partners LP 7.250%, 02/01/2017	13,250,000	15,041,639	0.44%
OTHER SECURITIES		101,635,829	2.94%

		116,677,468
Financial - 20.39%
JPMorgan Chase & Company 3.700%, 01/20/2015	17,500,000	17,899,788	0.52%
Morgan Stanley, Series F, MTN 6.625%, 04/01/2018	16,450,000	17,241,804	0.50%
Rabobank Nederland NV (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%) (S)(Q)	12,254,000	15,133,690	0.44%
OTHER SECURITIES		653,294,657	18.93%

		703,569,939
Industrial - 2.38%		82,099,222	2.38%
Technology - 0.43%		15,026,724	0.43%
Utilities - 2.83%
Commonwealth Edison Company 5.800%, 03/15/2018	15,674,000	17,710,037	0.51%
OTHER SECURITIES		79,926,819	2.32%

		97,636,856

TOTAL CORPORATE BONDS (Cost $1,434,513,023)		$1,460,311,829

CONVERTIBLE BONDS - 0.10%
Financial - 0.10%		3,381,375	0.10%

TOTAL CONVERTIBLE BONDS (Cost $3,514,763)		$3,381,375

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.92%
Federal Home Loan Mortgage Corp., Series 3619, Class EB 3.500% 05/15/2024	23,507,624	24,691,050	0.72%
Federal Home Loan Mortgage Corp., Series 3573, Class MA 4.000% 07/15/2022	39,626,561	42,082,048	1.22%
Federal Home Loan Mortgage Corp., Series 3566, Class DE 4.000% 12/15/2022	14,809,693	15,538,421	0.45%
Federal Home Loan Mortgage Corp., Series 3672, Class DA 4.000% 01/15/2024	19,820,954	21,079,793	0.61%
Federal Home Loan Mortgage Corp., Series 3571, Class BA 4.500% 04/15/2023	34,110,018	36,542,707	1.06%
Federal Home Loan Mortgage Corp., Series 3571, Class JA 4.500% 04/15/2023	15,473,887	16,574,155	0.48%
Federal National Mortgage Association, Series 2009-96, Class JA 3.500% 10/25/2024	18,812,895	19,740,167	0.57%

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association, Series 2010-23, Class KA 4.000% 02/25/2040	$25,255,520	$26,650,370	0.77%
Federal National Mortgage Association, Series 2009-96,Class JA 4.500% 09/25/2024	20,150,178	21,543,416	0.62%
Federal National Mortgage Association, Series 2010-72, Class CA 4.500% 01/25/2028	19,945,000	20,808,245	0.60%
Federal National Mortgage Association, Series 2008-17, Class DP 4.750% 02/25/2038	29,132,458	31,357,217	0.91%
Government National Mortgage Association, Series 2010-17, Class QA 3.500% 06/20/2039	19,011,851	19,673,682	0.57%
Government National Mortgage Association, Series 2009-103, Class DC 3.500% 09/16/2039	18,869,302	19,492,482	0.56%
Government National Mortgage Association, Series 2009-75, Class LC 4.000% 10/20/2038	14,140,030	14,850,955	0.43%
Government National Mortgage Association, Series 2009-102, Class MA 4.000% 06/16/2039	37,588,314	39,407,242	1.14%
Government National Mortgage Association, Series 2009-42, Class DA 5.000% 07/20/2031	14,200,200	15,084,496	0.44%
Government National Mortgage Association, Series 2009-78, Class AB 5.000% 01/20/2036	14,011,821	14,903,145	0.43%
Government National Mortgage Association, Series 2009-104, Class XA 5.000% 03/20/2036	23,921,427	25,578,634	0.74%
OTHER SECURITIES		123,723,285	3.60%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $546,899,044)		$549,321,510

ASSET BACKED SECURITIES - 0.06%		1,876,023	0.06%

TOTAL ASSET BACKED SECURITIES
(Cost $1,910,973)		$1,876,023

SHORT-TERM INVESTMENTS - 4.15%
Short-Term Securities* - 4.15%
U.S. Treasury Bills, 0.010%, 07/01/2010	50,000,000	50,000,000	1.45%
U.S. Treasury Bills, 0.135%, 07/22/2010	80,000,000	79,997,433	2.32%
OTHER SECURITIES		13,200,000	0.38%

		143,197,433
Repurchase Agreement - 0.00%		$105,000	0.00%

TOTAL SHORT-TERM
INVESTMENTS (Cost $143,302,433)		$143,302,433

Total Investments (Bond Trust) (Cost $3,493,926,118) - 103.13%		$3,559,116,311	103.13%

Other Assets And Liabilities, Net - (3.13)%		(107,917,435)	(3.13)%
TOTAL NET ASSETS - 100.00%		$3,451,198,876	100.00%

Core Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 61.44%
Federal Home Loan Mortgage Corp. - 2.90%
5.500%, 01/01/2018 to 12/01/2037	$18,055,933	$19,560,406	1.30%
6.000%, 05/01/2020 to 03/01/2034	7,879,260	8,625,635	0.57%
OTHER SECURITIES		15,477,510	1.03%

		43,663,551
Federal National Mortgage Association - 27.12%
4.500%, TBA	82,312,000	85,316,348	5.67%
5.000%, TBA	21,800,000	22,968,184	1.53%
5.000%, 03/01/2034	16,853,223	17,911,157	1.19%
5.038%, 05/01/2037 (P)	6,535,466	6,912,301	0.46%
5.500%, TBA	59,000,000	63,519,280	4.22%
5.500%, 07/01/2012 to 09/01/2036	131,225,551	141,770,301	9.42%
6.000%, 11/01/2023 to 04/01/2036	29,429,779	32,302,202	2.15%
7.000%, 06/01/2035 to 01/01/2039	4,781,113	5,341,821	0.35%
7.250%, 05/15/2030	4,652,000	6,422,920	0.43%
OTHER SECURITIES		25,888,827	1.70%

		408,353,341
Government National Mortgage Association - 2.81%
4.500%, TBA	29,500,000	30,663,866	2.04%
5.000%, TBA	9,000,000	9,491,133	0.63%
OTHER SECURITIES		2,087,514	0.14%

		42,242,513
Tennessee Valley Authority - 0.13%		1,997,622	0.13%
U.S. Treasury Bonds - 3.16%
4.250%, 05/15/2039	8,689,000	9,187,262	0.61%
4.375%, 11/15/2039 to 05/15/2040	20,675,000	22,346,158	1.48%
4.625%, 02/15/2040	13,048,000	14,666,761	0.97%
OTHER SECURITIES		1,422,169	0.10%

		47,622,350
U.S. Treasury Notes - 25.32%
0.625%, 06/30/2012	10,056,000	10,056,804	0.67%
0.750%, 05/31/2012	76,070,000	76,289,842	5.07%
1.125%, 06/15/2013	37,029,000	37,173,645	2.47%
1.375%, 02/15/2013 to 05/15/2013	78,879,000	79,865,202	5.30%
1.875%, 02/28/2014 to 06/30/2015	77,837,000	78,414,047	5.21%
2.125%, 05/31/2015	22,631,000	23,016,434	1.53%
3.500%, 05/15/2020	23,465,000	24,557,530	1.63%
3.625%, 08/15/2019 to 02/15/2020	41,845,000	44,228,509	2.94%
OTHER SECURITIES		7,657,093	0.50%

		381,259,106

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $909,638,285)		$925,138,483

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 2.00%
Canada - 0.45%		$6,844,989	0.45%
Norway - 0.26%		3,937,307	0.26%
Qatar - 0.17%		2,553,550	0.17%
Russia - 0.12%		1,741,500	0.12%
South Korea - 0.41%		6,251,751	0.41%
Sweden - 0.37%
Svensk Exportkredit AB 3.250%, 09/16/2014	$5,335,000	5,534,700	0.37%
Venezuela - 0.22%		3,293,213	0.22%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $29,315,618)		$30,157,010

CORPORATE BONDS - 19.12%
Basic Materials - 1.04%		15,706,574	1.04%
Communications - 2.71%		40,798,136	2.71%
Consumer, Cyclical - 0.25%		3,741,670	0.25%
Consumer, Non-cyclical - 1.91%		28,714,878	1.91%
Diversified - 0.40%
Hutchison Whampoa International, Ltd. 4.625%, 09/11/2015 (S)	5,755,000	6,004,974	0.40%
Energy - 2.10%		31,580,330	2.10%
Financial - 8.96%
Achmea Hypotheekbank NV 3.200%, 11/03/2014 (S)	7,530,000	7,779,672	0.52%
Bank of America Corp. 5.625%, 07/01/2020	5,645,000	5,689,838	0.38%
International Bank For Reconstruction & Development 2.375%, 05/26/2015	10,145,000	10,314,766	0.69%
OTHER SECURITIES		111,193,081	7.37%

		134,977,357
Industrial - 0.15%		2,242,301	0.15%
Technology - 0.19%		2,930,075	0.19%
Utilities - 1.41%
Dominion Resources, Inc. 8.875%, 01/15/2019	4,025,000	5,316,437	0.35%
OTHER SECURITIES		15,895,119	1.06%

		21,211,556

TOTAL CORPORATE BONDS (Cost $279,194,454)		$287,907,851

MUNICIPAL BONDS - 0.45%
California - 0.21%		3,174,995	0.21%
Nevada - 0.16%		2,413,641	0.16%
Texas - 0.08%		1,137,442	0.08%

TOTAL MUNICIPAL BONDS (Cost $6,125,320)		$6,726,078

COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.80%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4 5.414% 09/10/2047	5,571,000	5,829,624	0.39%
Federal Home Loan Mortgage Corp., Series 3631, Class PA 4.000% 02/15/2040	5,078,491	5,284,555	0.35%
Federal Home Loan Mortgage Corp., Series 2934, Class CI 5.000% 01/15/2034	$7,347,000	$8,006,100	0.53%
Federal Home Loan Mortgage Corp., Series 2957, Class PT 5.500% 11/15/2033	12,652,000	13,606,855	0.90%
Federal National Mortgage Association, Series 2007-30, Class MA 4.250% 02/25/2037	8,343,330	8,758,071	0.58%
Federal National Mortgage Association, Series 2010-M3, Class A3 4.332% 03/25/2020 (P)	12,250,000	12,905,571	0.86%
Federal National Mortgage Association, Series 3652, Class AP 4.500% 03/15/2040	13,437,336	14,273,573	0.95%
Federal National Mortgage Association, Series 2010-54, Class EA 4.500% 06/25/2040	11,538,383	12,143,901	0.81%
Federal National Mortgage Association, Series 2007-77, Class MH 6.000% 12/25/2036	7,750,610	8,205,452	0.54%
Federal National Mortgage Association, Series 2009-88, Class B 6.000% 11/25/2039	6,344,000	6,797,167	0.45%
Federal National Mortgage Association, Series 2001-81, Class HE 6.500% 01/25/2032	22,954,661	25,598,774	1.70%
GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2 6.449% 08/05/2018 (P)(S)	5,392,000	5,653,868	0.38%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3 5.336% 05/15/2047	5,748,000	5,681,012	0.38%
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.970% 04/14/2040	7,674,000	7,822,765	0.52%
OTHER SECURITIES		187,580,561	12.46%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $319,385,446)		$328,147,849

ASSET BACKED SECURITIES - 5.97%
Ally Master Owner Trust, 2.880%, 04/15/2015 (S)	5,249,000	5,322,837	0.35%
BA Credit Card Trust, 0.930%, 04/15/2013 (P)	29,041,000	29,086,879	1.93%
Discover Card Master Trust, 1.650%, 02/17/2015 (P)	6,179,000	6,295,993	0.42%
Nelnet Student Loan Trust, 2.147%, 11/25/2024 (P)	8,379,000	8,682,809	0.58%
SLC Student Loan Trust, 2.137%, 12/15/2032 (P)	13,667,000	14,191,220	0.94%
OTHER SECURITIES		26,326,738	1.75%

TOTAL ASSET BACKED
SECURITIES (Cost $89,607,761)		$89,906,476

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 4.51%
Short-Term Securities* - 4.51%
State Street Institutional Liquid Reserves Fund, 0.1563%	$67,885,349	$67,885,349	4.51%

TOTAL SHORT-TERM
INVESTMENTS (Cost $67,885,349)		$67,885,349

Total Investments (Core Bond Trust) (Cost $1,701,152,233) - 115.29%		$1,735,869,096	115.29%
Other Assets And Liabilities, Net - (15.29)%		(230,172,284)	(15.29)%

TOTAL NET ASSETS - 100.00%		$1,505,696,812	100.00%

SCHEDULE OF SECURITIES SOLD SHORT - (5.19)%
Federal National Mortgage Association
5.500%, TBA	(70,000,000)	(75,462,342)
6.000%, TBA	(2,500,000)	(2,711,524)

TOTAL SCHEDULE OF SECURITIES SOLD
SHORT (Cost $(77,998,750))		$(78,173,866)

Floating Rate Income Trust

	Shares or Principal Amount	Value	% of Net Assets

TERM LOANS (M) - 77.03%
Basic Materials - 1.12%		$3,036,484	1.12%
Communications - 16.08%
Cengage Learning, Inc. 3.030%, 07/03/2014	$7,072,380	6,093,740	2.24%
Charter Communications Operating LLC 3.790%, 09/06/2016	5,380,055	5,009,213	1.85%
Charter Communications Operating LLC 7.250%, 03/06/2014	3,487,566	3,491,925	1.29%
Dex Media West, Inc. 7.500%, 10/24/2014	3,651,125	3,272,321	1.21%
Nielsen Finance LLC 2.350%, 08/09/2013	4,027,084	3,780,425	1.39%
PanAmSat Corp. 2.792%, 01/03/2014	7,967,355	7,369,718	2.71%
Sinclair Television Group, Inc. 6.750%, 10/29/2015	3,696,970	3,706,212	1.37%
SuperMedia, Inc. 11.000%, 12/31/2015	3,242,234	2,775,583	1.02%
OTHER SECURITIES		8,158,608	3.00%

		43,657,745
Consumer, Cyclical - 24.08%
Allison Transmission, Inc. 3.099%, 08/07/2014	2,500,222	2,274,422	0.84%
Carmike Cinemas, Inc. 5.500%, 01/27/2016	3,763,585	3,729,980	1.37%
CCM Merger, Inc. 8.500%, 07/13/2012	3,439,711	3,366,617	1.24%
Ford Motor Company 3.331%, 12/16/2013	11,704,180	11,045,820	4.07%
Golden Nugget, Inc. 3.350%, 06/30/2014	2,364,600	1,888,724	0.70%
Harrah’s Operating Company, Inc. 3.316%, 01/28/2015	2,531,807	2,101,005	0.77%
Harrah’s Operating Company, Inc. 9.500%, 10/31/2016	7,980,000	7,975,467	2.94%
Las Vegas Sands LLC 2.100%, 05/23/2014 (T)	$4,354,785	$3,842,492	1.42%
SugarHouse HSP Gaming Prop. Mezz LP 11.250%, 09/23/2014	2,000,000	1,900,000	0.70%
United Airlines, Inc. 2.357%, 02/03/2014	5,697,220	4,982,362	1.83%
Univision Communications, Inc. 2.597%, 09/29/2014	9,812,701	8,218,137	3.03%
VML US Finance LLC 5.040%, 05/27/2013	2,208,502	2,143,430	0.79%
OTHER SECURITIES		11,887,391	4.38%

		65,355,847
Consumer, Non-cyclical - 14.68%
Amscan Holdings, Inc. 2.793%, 05/25/2013	3,813,275	3,608,312	1.33%
Bausch & Lomb, Inc. 3.651%, 04/24/2015	3,061,044	2,879,931	1.06%
Community Health Systems, Inc. 2.788%, 07/25/2014	5,956,538	5,554,472	2.05%
HCA, Inc. 2.783%, 11/18/2013	7,670,527	7,233,829	2.66%
Health Management Associates, Inc. 2.283%, 02/28/2014	3,274,198	3,041,367	1.12%
IASIS Healthcare LLC 2.347%, 03/14/2014	4,246,919	3,970,869	1.46%
Manor Care 2.847%, 12/22/2014	3,862,798	3,587,573	1.32%
U.S. Investigations Services, Inc. 3.539%, 02/21/2015	5,964,007	5,233,416	1.93%
OTHER SECURITIES		4,729,645	1.75%

		39,839,414
Energy - 2.73%
SemGroup Corp. 1.529%, 11/30/2012	2,771,782	2,730,205	1.01%
Venoco, Inc. 4.377%, 05/08/2014	3,247,934	2,882,541	1.06%
OTHER SECURITIES		1,801,882	0.66%

		7,414,628
Financial - 4.45%
CIT Group, Inc. 13.000%, 01/20/2012	2,566,667	2,645,592	0.97%
Hawker Beechcraft Acquisition Company LLC 2.397%, 03/26/2014	2,611,991	2,104,829	0.78%
Realogy Corp. 3.292%, 10/10/2013	5,094,048	4,299,376	1.58%
OTHER SECURITIES		3,018,112	1.12%

		12,067,909
Industrial - 5.44%
Berry Plastics Corp. 2.350%, 04/03/2015	2,852,300	2,512,797	0.92%
DAE Aviation Holdings, Inc. 4.090%, 07/31/2014	6,994,589	6,994,589	2.58%
Fenwal, Inc. 2.788%, 02/28/2014	4,315,803	3,711,591	1.37%
OTHER SECURITIES		1,543,252	0.57%

		14,762,229
Technology - 3.77%
First Data Corp. 3.097%, 09/24/2014	2,877,121	2,422,176	0.89%

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Floating Rate Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

TERM LOANS (M) (continued)
Technology (continued)
Freescale Semiconductor, Inc. 4.604%, 12/01/2016	$3,914,595	$3,431,389	1.27%
SunGard Data Systems, Inc. 4.003%, 02/26/2016	4,595,360	4,377,080	1.61%

		10,230,645
Utilities - 4.68%
NRG Energy, Inc. 2.283%, 02/01/2013	4,032,594	3,841,045	1.41%
Texas Competitive Electric Holdings Company LLC 3.851%, 10/10/2014	9,961,776	7,335,911	2.70%
OTHER SECURITIES		1,538,313	0.57%

		12,715,269

TOTAL TERM LOANS (Cost $199,739,414)		$209,080,170

CORPORATE BONDS - 7.47%
Basic Materials - 3.48%
Lyondell Chemical Company 11.000%, 05/01/2018	5,007,824	5,370,892	1.98%
NewPage Corp. 11.375%, 12/31/2014	4,500,000	4,083,750	1.50%

		9,454,642
Consumer, Cyclical - 0.06%		160,969	0.06%
Energy - 1.92%
Hercules Offshore, Inc. 10.500%, 10/15/2017 (S)	3,750,000	3,328,125	1.23%
OTHER SECURITIES		1,885,525	0.69%

		5,213,650
Industrial - 0.53%		1,437,433	0.53%
Utilities - 1.48%
Calpine Corp. 7.250%, 10/15/2017 (S)	4,171,000	4,004,160	1.48%

TOTAL CORPORATE BONDS (Cost $22,564,680)		$20,270,854

COMMON STOCKS - 5.24%
Consumer Discretionary - 1.30%
Citadel Broadcasting Corp. Class B (I)	80,535	2,013,375	0.74%
OTHER SECURITIES		1,530,800	0.56%

		3,544,175
Energy - 0.52%		1,412,580	0.52%
Industrials - 0.04%		105,000	0.04%
Materials - 3.38%
LyondellBasell Industries, Class A (I)	183,027	2,955,886	1.09%
LyondellBasell Industries, Class B (I)	282,316	4,559,403	1.68%
OTHER SECURITIES		$1,647,717	0.61%

		9,163,006

TOTAL COMMON STOCKS (Cost $13,795,263)		$14,224,761

SHORT-TERM INVESTMENTS - 4.78%
Repurchase Agreement - 4.67%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2010 at 0.020% to be repurchased at $4,900,003 on 07/01/2010, collateralized by $3,855,000 Federal National Mortgage Association, 6.625%, 11/15/2030 (valued at 5,001,863, including interest)	4,900,000	4,900,000	1.80%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $7,787,380 on 07/01/2010, collateralized by $1,230,000 U.S. Treasury Notes, 0.875% due 01/31/2011 (valued at $1,239,225, including interest) and $6,385,000 U.S. Treasury Notes, 3.125%, 04/30/2017 (valued at $6,714,377, including interest)	7,787,378	7,787,378	2.87%

		12,687,378
Securities Lending Collateral - 0.11%
John Hancock Collateral Investment Trust, 0.2957% (W),(Y)	29,413	294,391	0.11%

TOTAL SHORT-TERM
INVESTMENTS (Cost $12,981,756)		$12,981,769

Total Investments (Floating Rate Income Trust) (Cost $249,081,113) - 94.52%		$256,557,554	94.52%
Other Assets And Liabilities, Net - 5.48%		14,871,874	5.48%

TOTAL NET ASSETS - 100.00%		$271,429,428	100.00%

Global Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.06%
Federal Home Loan Mortgage Corp. - 0.08%		$748,466	0.08%
Federal National Mortgage Association - 0.33%		3,114,888	0.33%
Government National Mortgage Association - 0.02%		219,683	0.02%
Small Business Administration - 0.00%		21,332	0.00%
U.S. Treasury Bonds - 2.80%
4.375%, 05/15/2040 (F)	$5,500,000	5,948,580	0.62%
4.500%, 08/15/2039	5,400,000	5,947,592	0.62%
5.500%, 08/15/2028 (F)	5,300,000	6,552,125	0.69%
OTHER SECURITIES		8,269,264	0.87%

		26,717,561
U.S. Treasury Notes - 0.83%		7,882,600	0.83%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $36,460,366)		$38,704,530

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 37.61%
Canada - 3.23%
Government of Canada 2.500%, 06/01/2015	CAD	13,700,000	$12,972,242	1.36%
OTHER SECURITIES			17,769,907	1.87%

			30,742,149
France - 5.97%
Government of France 3.000%, 01/12/2011	EUR	18,400,000	22,801,490	2.39%
Government of France 4.000%, 10/25/2013 to 04/25/2014		7,500,000	9,993,381	1.05%
Societe Financement de l’Economie Francaise 2.250%, 06/11/2012 (S)		$8,800,000	8,992,588	0.94%
OTHER SECURITIES			15,073,723	1.59%

			56,861,182
Germany - 17.74%
Federal Republic of Germany 2.250%, 12/10/2010	EUR	6,500,000	8,013,542	0.84%
Federal Republic of Germany 4.250%, 10/12/2012 to 07/04/2039		65,270,000	89,140,456	9.36%
Federal Republic of Germany 4.750%, 07/04/2034 to 07/04/2040		7,900,000	12,035,294	1.26%
Federal Republic of Germany 5.500%, 01/04/2031		19,600,000	31,808,900	3.34%
Federal Republic of Germany 6.250%, 01/04/2030		7,100,000	12,432,784	1.31%
OTHER SECURITIES			15,573,620	1.63%

			169,004,596
Japan - 6.11%
Government of Japan 0.200%, 02/15/2012	JPY	1,630,000,000	18,449,576	1.94%
Government of Japan 0.700%, 09/20/2014		1,510,000,000	17,384,000	1.83%
Government of Japan 1.700%, 03/20/2017		860,000,000	10,465,679	1.10%
Government of Japan 2.400%, 03/20/2034		450,000,000	5,578,819	0.59%
OTHER SECURITIES			6,338,249	0.65%

			58,216,323
Netherlands - 2.34%
Kingdom of Netherlands 4.000%, 01/15/2011 to 07/15/2018	EUR	8,100,000	10,823,544	1.14%
OTHER SECURITIES			11,409,179	1.20%

			22,232,723
United Kingdom - 2.22%
Government of United Kingdom 4.250%, 03/07/2036 to 09/07/2039	GBP	6,300,000	9,523,636	1.00%
Government of United Kingdom 4.500%, 03/07/2019 to 12/07/2042		4,300,000	6,858,317	0.72%
Government of United Kingdom 4.750%, 12/07/2038		2,900,000	4,752,315	0.50%

			21,134,268

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $368,461,523)			$358,191,241

CORPORATE BONDS - 38.42%
Australia - 8.68%
Bank of Scotland PLC (Australia) 4.750%, 01/13/2011	AUD	10,400,000	$8,737,315	0.92%
Commonwealth Bank of Australia 0.714%, 07/12/2013 (S)(P)		$8,000,000	7,969,112	0.84%
Commonwealth Bank of Australia 1.038%, 06/25/2014 (S)(P)		14,800,000	14,866,778	1.56%
Commonwealth Bank of Australia 2.500%, 12/10/2012 (S)		5,500,000	5,643,814	0.59%
ING Bank Australia, Ltd. 5.610%, 06/24/2014 (P)	AUD	10,000,000	8,462,038	0.89%
ING Bank Australia, Ltd. 5.750%, 08/28/2013 to 03/03/2015		9,900,000	8,473,948	0.89%
National Australia Bank, Ltd. 0.794%, 07/08/2014 (S)(P)		$5,000,000	5,049,175	0.53%
Westpac Banking Corp. 2.900%, 09/10/2014 (S)		4,700,000	4,816,353	0.51%
OTHER SECURITIES			18,630,414	1.95%

			82,648,947
Canada - 1.08%
Honda Canada Finance, Inc., Series E, MTN 1.064%, 03/26/2012 (P)	CAD	10,200,000	9,166,399	0.96%
OTHER SECURITIES			1,138,282	0.12%

			10,304,681
Cayman Islands - 0.45%			4,289,041	0.45%
Denmark - 0.03%			247,887	0.03%
France - 4.20%
Cie de Financement Foncier 2.125%, 04/22/2013 (S)		$4,900,000	4,947,437	0.52%
Cie de Financement Foncier, EMTN 2.000%, 02/17/2012	EUR	6,800,000	8,389,892	0.88%
Dexia Credit Local 0.544%, 01/12/2012 (S)(P)		$8,000,000	7,951,408	0.83%
OTHER SECURITIES			18,734,741	1.97%

			40,023,478
Germany - 1.49%
Kreditanstalt Fuer Wiederaufbau 1.250%, 06/17/2013	EUR	7,800,000	9,530,393	1.00%
OTHER SECURITIES			4,706,775	0.49%

			14,237,168
Jersey, C.I. - 0.43%			4,058,410	0.43%
Netherlands - 2.38%
Fortis Bank Nederland Holding NV, EMTN 3.375%, 05/19/2014	EUR	5,900,000	7,591,982	0.80%
OTHER SECURITIES			15,110,068	1.58%

			22,702,050
New Zealand - 0.47%			4,491,488	0.47%
Norway - 0.91%
Kommunalbanken AS 2.000%, 01/14/2013		$5,200,000	5,286,455	0.56%
OTHER SECURITIES			3,388,572	0.35%

			8,675,027

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

CORPORATE BONDS (continued)
South Korea - 0.25%			$2,383,339	0.25%
Sweden - 0.34%			3,209,273	0.34%
United Kingdom - 6.06%
Royal Bank of Scotland PLC 0.798%, 03/30/2012 (S)(P)		$13,900,000	13,800,546	1.45%
Royal Bank of Scotland PLC 1.450%, 10/20/2011 (S)		10,800,000	10,820,444	1.14%
Royal Bank of Scotland PLC 3.750%, 11/14/2011	EUR	4,100,000	5,185,001	0.54%
OTHER SECURITIES			27,940,099	2.93%

			57,746,090
United States - 11.65%
Altria Group, Inc. 9.250%, 08/06/2019		$4,000,000	4,992,424	0.52%
American International Group, Inc. (8.000% to 05/22/2018, then 3 month EURIBOR + 4.450%) (Q)	EUR	5,600,000	5,033,249	0.53%
Bank of America Corp. 4.750%, 05/23/2017 (P)		4,600,000	5,218,098	0.55%
Bear Stearns Companies LLC 7.250%, 02/01/2018		$6,800,000	7,940,360	0.83%
Citigroup, Inc. 6.000%, 08/15/2017		7,300,000	7,582,729	0.80%
Citigroup, Inc. 6.125%, 05/15/2018		5,800,000	6,053,356	0.64%
Marsh & McLennan Companies, Inc. 5.750%, 09/15/2015		5,000,000	5,347,836	0.56%
Spectra Energy Capital LLC 6.200%, 04/15/2018		5,000,000	5,541,630	0.58%
OTHER SECURITIES			63,224,463	6.64%

			110,934,145

TOTAL CORPORATE BONDS (Cost $375,958,871)			$365,951,024

MUNICIPAL BONDS - 0.81%
California - 0.51%			4,831,182	0.51%
Illinois - 0.02%			233,650	0.02%
Iowa - 0.04%			388,476	0.04%
New York - 0.03%			305,085	0.03%
Ohio - 0.20%			1,927,071	0.20%
Puerto Rico - 0.01%			44,864	0.01%

TOTAL MUNICIPAL BONDS (Cost $9,963,762)			$7,730,328

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.19%
Australia - 1.53%			14,586,004	1.53%
Ireland - 0.21%			2,038,945	0.21%
Italy - 0.01%			106,888	0.01%
Netherlands - 0.11%			1,080,040	0.11%
United Kingdom - 1.32%			12,562,541	1.32%
United States - 8.01%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4 5.322% 12/11/2049		5,600,000	5,439,020	0.57%
OTHER SECURITIES			$70,810,958	7.44%

			76,249,978

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $124,338,963)			$106,624,396

ASSET BACKED SECURITIES - 1.30%
Canada - 0.29%			2,780,998	0.29%
Ireland - 0.06%			521,273	0.06%
Netherlands - 0.08%			791,132	0.08%
United Kingdom - 0.20%			1,842,091	0.20%
United States - 0.67%			6,402,368	0.67%

TOTAL ASSET BACKED
SECURITIES (Cost $12,573,142)			$12,337,862

PREFERRED STOCKS - 0.21%
United States - 0.21%			2,033,732	0.21%

TOTAL PREFERRED STOCKS (Cost $2,611,850)			$2,033,732

TERM LOANS - 0.40%
Australia - 0.30%			2,864,529	0.30%
United States - 0.10%			904,968	0.10%

TOTAL TERM LOANS (Cost $3,709,216)			$3,769,497

SHORT-TERM INVESTMENTS - 4.99%
Repurchase Agreement - 3.09%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2010 at 0.020% to be repurchased at $27,400,015 on 07/01/2010, collateralized by $28,000,000 Federal National Mortgage Association, zero coupon due 01/24/2011 (valued at $27,958,000)		27,400,000	27,400,000	2.88%
OTHER SECURITIES			2,068,000	0.21%

			29,468,000
Short-Term Securities* - 1.90%
Federal Home Loan Mortgage Corp. Discount Notes, 0.254%, 10/20/2010		5,000,000	4,996,146	0.52%
Federal National Mortgage Association Discount Notes, 0.200%, 08/17/2010		8,600,000	8,597,754	0.90%
OTHER SECURITIES			4,444,568	0.48%

			18,038,468

TOTAL SHORT-TERM
INVESTMENTS (Cost $46,307,441)			$47,506,468

Total Investments (Global Bond Trust)
(Cost $980,385,134) - 98.99%			$942,849,078	98.99%
Other Assets And Liabilities, Net - 1.01%			9,653,922	1.01%

TOTAL NET ASSETS - 100.00%			$952,503,000	100.00%

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust

	Shares or Principal Amount		Value	% of Net Assets

CORPORATE BONDS - 35.76%
Basic Materials - 5.70%
American Pacific Corp. 9.000%, 02/01/2015		$1,300,000	1,261,000	0.52%
CII Carbon LLC 11.125%, 11/15/2015 (S)		8,435,000	8,203,037	3.38%
NewPage Corp. 11.375%, 12/31/2014		1,350,000	1,225,125	0.50%
Sappi Papier Holding AG 7.500%, 06/15/2032 (S)		2,000,000	1,570,000	0.65%
OTHER SECURITIES			1,562,695	0.65%

			13,821,857
Communications - 15.13%
Cablevision Systems Corp. 8.625%, 09/15/2017 (S)		2,630,000	2,682,600	1.11%
Canadian Satellite Radio Holdings, Inc. 8.000%, 09/10/2014	CAD	1,900,000	1,237,915	0.51%
Canadian Satellite Radio Holdings, Inc. 12.750%, 02/15/2014 to 02/14/2016		$5,796,157	5,062,611	2.09%
CCH II LLC / CCH II Capital Corp. 13.500%, 11/30/2016 (S)		1,277,544	1,485,145	0.61%
CCH II LLC / CCH II Capital Corp. 13.500%, 11/30/2016		7,511,863	8,751,320	3.61%
Clear Channel Communications, Inc., PIK 11.000%, 08/01/2016		4,311,832	2,932,046	1.21%
Intelsat Luxembourg SA 11.250%, 02/04/2017		1,565,000	1,584,562	0.65%
Vertis, Inc., Series A, PIK 18.500%, 10/01/2012		5,436,376	5,001,466	2.06%
XM Satellite Radio, Inc. 11.250%, 06/15/2013 (S)		3,000,000	3,202,500	1.32%
XM Satellite Radio, Inc. 13.000%, 08/01/2013 (S)		2,035,000	2,223,238	0.92%
OTHER SECURITIES			2,544,527	1.04%

			36,707,930
Consumer, Cyclical - 11.00%
Allison Transmission, Inc. 11.000%, 11/01/2015 (S)		1,400,000	1,466,500	0.60%
Allison Transmission, Inc., PIK 11.250%, 11/01/2015 (S)		3,000,000	3,157,500	1.30%
Exide Technologies, Series B 10.500%, 03/15/2013		2,100,000	2,121,000	0.87%
GOL Finance 8.750%, 04/29/2049 (S)		2,000,000	1,820,000	0.75%
Little Traverse Bay Bands of Odawa Indians 10.250%, 02/15/2014 (S)(H)		8,130,000	2,764,200	1.14%
Mashantucket Western Pequot Tribe, Series A 8.500%, 11/15/2015 (S)(H)		17,090,000	2,606,225	1.07%
MGM Resorts International 11.125%, 11/15/2017		1,235,000	1,361,587	0.56%
Mohegan Tribal Gaming Authority 7.125%, 08/15/2014		2,000,000	1,445,000	0.60%
MTR Gaming Group, Inc. 12.625%, 07/15/2014		2,500,000	2,506,250	1.03%
Tenneco, Inc. 8.625%, 11/15/2014		1,275,000	1,286,156	0.53%
Travelport LLC 9.875%, 09/01/2014		$2,550,000	$2,556,375	1.05%
United Air Lines, Inc. 12.750%, 07/15/2012		2,500,000	2,690,625	1.11%
OTHER SECURITIES			905,544	0.39%

			26,686,962
Consumer, Non-cyclical - 0.33%			800,373	0.33%
Energy - 0.38%			919,920	0.38%
Financial - 2.27%
Ford Motor Credit Company LLC 7.500%, 08/01/2012		1,225,000	1,252,653	0.52%
iStar Financial, Inc. 10.000%, 06/15/2014		1,311,000	1,297,890	0.53%
Realogy Corp., PIK 11.000%, 04/15/2014		1,852,812	1,547,098	0.64%
OTHER SECURITIES			1,408,881	0.58%

			5,506,522
Industrial - 0.12%			285,768	0.12%
Utilities - 0.83%
Texas Competitive Electric Holdings Company LLC, PIK 10.500%, 11/01/2016		3,168,750	2,028,000	0.83%

TOTAL CORPORATE BONDS (Cost $106,894,515)			$86,757,332

CONVERTIBLE BONDS - 12.95%
Communications - 3.73%
XM Satellite Radio, Inc. 7.000%, 12/01/2014 (S)		9,735,000	9,048,683	3.73%
Consumer, Cyclical - 9.22%
AMR Corp. 6.250%, 10/15/2014		1,400,000	1,333,500	0.55%
Continental Airlines, Inc. 5.000%, 06/15/2023		3,950,000	4,468,437	1.84%
Ford Motor Company 4.250%, 11/15/2016		5,060,000	6,306,025	2.60%
UAL Corp. 4.500%, 06/30/2021		5,000,000	4,856,000	2.00%
US Airways Group, Inc. 7.250%, 05/15/2014		2,150,000	4,396,750	1.81%
OTHER SECURITIES			1,000,000	0.42%

			22,360,712

TOTAL CONVERTIBLE BONDS (Cost $22,664,576)			$31,409,395

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.00%
Collateralized Mortgage Obligations - 0.00%			507	0.00%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,812,448)			$507

TERM LOANS (M) - 16.37%
Basic Materials - 0.21%			516,341	0.21%
Communications - 0.31%			742,651	0.31%
Consumer, Cyclical - 15.48%
Greektown Holdings LLC 14.500% due 09/30/2010		4,115,333	4,156,486	1.71%
Greektown Holdings LLC, PIK 6.750% due 12/02/2010		7,635,613	7,711,970	3.18%

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

TERM LOANS (M) (continued)
Consumer, Cyclical (continued)
Greektown Holdings LLC, PIK 7.000% due 12/03/2012	$16,972,991	$17,142,721	7.07%
Greektown Holdings LLC, PIK 7.000% due 12/03/2012	3,135,431	3,166,785	1.31%
US Airways Group, Inc. 2.813% due 03/21/2014	4,160,000	3,291,600	1.36%
OTHER SECURITIES		2,097,526	0.85%

		37,567,088
Financial - 0.37%		897,266	0.37%

TOTAL TERM LOANS (Cost $32,339,741)		$39,723,346

COMMON STOCKS - 7.07%
Consumer Discretionary - 5.65%
Charter Communications, Inc., Class A (I)	309,218	10,915,395	4.50%
OTHER SECURITIES		2,806,896	1.15%

		13,722,291
Energy - 0.10%		234,283	0.10%
Materials - 1.32%
Smurfit-Stone Container Enterprises, Inc.	127,173	3,147,532	1.30%
OTHER SECURITIES		51,590	0.02%

		3,199,122

TOTAL COMMON STOCKS (Cost $16,998,910)		$17,155,696

PREFERRED STOCKS - 5.08%
Consumer Discretionary - 1.43%
Lear Corp., Series A (N)	53,727	3,479,898	1.43%
Financials - 2.55%
iStar Financial, Inc., Series E 7.875%	142,730	1,831,226	0.75%
iStar Financial, Inc., Series F, 7.800%	120,359	1,549,020	0.64%
Wells Fargo & Company, Series L, 7.500%	2,003	1,864,793	0.77%
OTHER SECURITIES		930,893	0.39%

		6,175,932
Industrials - 1.10%
Continental Airlines Finance Trust II, 6.000%	91,300	2,664,819	1.10%

TOTAL PREFERRED STOCKS (Cost $9,113,981)		$12,320,649

WARRANTS - 0.01%
Industrials - 0.01%		$19,036	0.01%

TOTAL WARRANTS (Cost $267,453)		$19,036

SHORT-TERM INVESTMENTS - 30.12%
Repurchase Agreement - 13.76%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $33,370,278 on 07/01/2010, collateralized by $32,155,000 U.S. Treasury Notes., 3.125% due 04/30/2017 (valued at $33,813,748, including interest) and $255,000 U.S. Treasury Notes, 1.000% due 12/31/2011 (valued at $256,913, including interest)	33,370,269	33,370,269	13.76%
Short-Term Securities* - 16.36%
Federal Home Loan Bank Discount Note, 0.010% 07/01/2010	39,000,000	38,999,935	16.08%
OTHER SECURITIES		700,000	0.28%

		39,699,935

TOTAL SHORT-TERM
INVESTMENTS (Cost $73,070,204)		$73,070,204

Total Investments (High Income Trust) (Cost $269,161,828) - 107.36%		$260,456,165	107.36%
Other Assets And Liabilities, Net - (7.36)%		(17,850,692)	(7.36)%

TOTAL NET ASSETS - 100.00%		$242,605,473	100.00%

High Yield Trust

		Shares or Principal Amount	Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 3.88%
Argentina - 0.93%			$8,535,534	0.93%
Brazil - 0.81%
Federative Republic of Brazil 10.000%, 01/01/2012 to 01/01/2017	BRL	14,042,000	7,442,728	0.81%
Indonesia - 0.64%			5,892,085	0.64%
Russia - 0.00%			5,186	0.00%
Turkey - 0.83%			7,680,564	0.83%
Venezuela - 0.67%			6,188,083	0.67%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $39,144,083)			$35,744,180

CREDIT LINKED NOTES - 0.17%
Russia - 0.17%			1,568,578	0.17%

TOTAL CREDIT LINKED NOTES (Cost $2,560,016)			$1,568,578

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS - 82.28%
Basic Materials - 7.09%
Ashland, Inc. 9.125%, 06/01/2017	$5,715,000	$6,257,925	0.68%
Lyondell Chemical Company 11.000%, 05/01/2018	5,488,866	5,886,809	0.64%
NewPage Corp. 11.375%, 12/31/2014	7,170,000	6,506,775	0.71%
Verso Paper Holdings LLC 11.500%, 07/01/2014	8,615,000	9,282,663	1.01%
OTHER SECURITIES		37,425,777	4.05%

		65,359,949
Communications - 13.20%
Charter Communications, Inc. 10.875%, 09/15/2014 (S)	16,180,000	17,959,800	1.95%
DISH DBS Corp. 7.875%, 09/01/2019	8,770,000	9,120,800	0.99%
Intelsat Jackson Holdings SA 11.500%, 06/15/2016	15,325,000	16,244,500	1.76%
Sprint Capital Corp. 8.750%, 03/15/2032	23,975,000	22,896,125	2.48%
True Move Company, Ltd. 10.750%, 12/16/2013 (S)	7,124,000	6,999,330	0.76%
OTHER SECURITIES		48,527,484	5.26%

		121,748,039
Consumer, Cyclical - 13.74%
CCM Merger, Inc. 8.000%, 08/01/2013 (S)	9,920,000	9,076,800	0.98%
El Pollo Loco, Inc. 11.750%, 12/01/2012 to 11/15/2013	13,795,000	10,855,375	1.18%
Harrah’s Operating Company, Inc. 11.250%, 06/01/2017	10,294,000	10,834,435	1.18%
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/2010 (H)	10,863,000	5,268,555	0.57%
MGM Resorts International 6.750%, 09/01/2012 to 04/01/2013	6,780,000	6,161,400	0.67%
Michaels Stores, Inc. (Zero Coupon Steps up to 13.00% on 11/01/2011) 11/01/2016	6,060,000	5,393,400	0.58%
Motors Liquidation Company 7.200%, 01/15/2011 (H)	17,280,000	5,227,200	0.57%
NCL Corp, Ltd. 11.750%, 11/15/2016	6,650,000	6,949,250	0.75%
Oxford Industries, Inc. 11.375%, 07/15/2015	4,985,000	5,483,500	0.59%
OTHER SECURITIES		61,472,541	6.67%

		126,722,456
Consumer, Non-cyclical - 11.38%
CRC Health Corp. 10.750%, 02/01/2016	11,535,000	10,612,200	1.15%
HCA, Inc. 6.300%, 10/01/2012	6,690,000	6,656,550	0.72%
Stonemor Operating LLC 10.250%, 12/01/2017 (S)	6,275,000	6,369,125	0.69%
Tenet Healthcare Corp. 10.000%, 05/01/2018 (S)	7,552,000	8,344,960	0.91%
Trico Shipping AS 11.875%, 11/01/2014 (S)	6,910,000	6,633,600	0.72%
U.S. Oncology Holdings, Inc., PIK 6.643%, 03/15/2012	$15,676,000	$14,578,680	1.58%
Viskase Companies, Inc. 9.875%, 01/15/2018 (S)	5,940,000	5,969,700	0.65%
OTHER SECURITIES		45,801,392	4.96%

		104,966,207
Diversified - 0.76%		6,984,000	0.76%
Energy - 9.34%
Belden & Blake Corp. 8.750%, 07/15/2012	16,501,000	15,387,183	1.67%
Chesapeake Energy Corp. 6.250%, 01/15/2018	6,915,000	6,984,150	0.76%
Corral Petroleum Holdings AB 2.000%, 09/18/2011 (P)(S)	7,204,743	6,520,292	0.71%
International Coal Group, Inc. 9.125%, 04/01/2018	5,360,000	5,360,000	0.58%
Quicksilver Resources, Inc. 11.750%, 01/01/2016	6,780,000	7,474,950	0.81%
SandRidge Energy, Inc., PIK 8.625%, 04/01/2015	12,060,000	11,713,275	1.27%
OTHER SECURITIES		32,636,844	3.54%

		86,076,694
Financial - 13.44%
Ally Financial, Inc. zero coupon 12/01/2012 to 06/15/2015	9,530,000	6,768,575	0.73%
CIT Group, Inc. 7.000%, 05/01/2014 to 05/01/2017	16,424,417	14,886,837	1.61%
Ford Motor Credit Company LLC 12.000%, 05/15/2015	16,595,000	19,210,389	2.08%
Fresenius US Finance II, Inc. 9.000%, 07/15/2015 (S)	4,955,000	5,369,981	0.58%
Realogy Corp. 10.500%, 04/15/2014	11,150,000	9,449,625	1.02%
SLM Corp. 8.000%, 03/25/2020	9,690,000	8,509,622	0.92%
Wind Acquisition Holdings Finance SA, PIK 12.250%, 07/15/2017 (S)	6,600,000	6,006,000	0.65%
OTHER SECURITIES		53,753,886	5.85%

		123,954,915
Industrial - 6.34%
DAE Aviation Holdings, Inc. 11.250%, 08/01/2015 (S)	8,135,000	8,053,650	0.87%
Kansas City Southern de Mexico SA de CV 7.375%, 06/01/2014	5,860,000	5,962,550	0.65%
OTHER SECURITIES		44,388,376	4.82%

		58,404,576
Technology - 1.76%
First Data Corp., PIK 10.550%, 09/24/2015	16,201,822	11,867,835	1.29%
OTHER SECURITIES		4,362,723	0.47%

		16,230,558
Utilities - 5.23%
Energy Future Holdings Corp., PIK 11.250%, 11/01/2017	48,782,665	31,708,718	3.44%

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Utilities (continued)
Mirant Mid Atlantic LLC 10.060%, 12/30/2028	$7,989,214	$8,568,432	0.93%
OTHER SECURITIES		7,918,041	0.86%

		48,195,191

TOTAL CORPORATE BONDS (Cost $773,030,776)		$758,642,585

CONVERTIBLE BONDS - 0.36%
Industrial - 0.36%		3,350,038	0.36%

TOTAL CONVERTIBLE BONDS (Cost $3,501,975)		$3,350,038

TERM LOANS (M) - 6.09%
Communications - 0.26%		2,405,425	0.26%
Consumer, Cyclical - 0.71%		6,540,528	0.71%
Consumer, Non-cyclical - 1.78%
IASIS Healthcare LLC / IASIS Capital Corp. 6.289% due 06/15/2014	7,612,096	6,755,735	0.73%
OTHER SECURITIES		9,661,576	1.05%

		16,417,311
Energy - 2.24%
Energy Future Holdings Corp. 3.729% due 10/10/2014	9,904,079	7,293,423	0.79%
Turbo Beta, Ltd. 14.500% due 03/15/2018	9,716,231	8,307,378	0.90%
OTHER SECURITIES		5,089,528	0.55%

		20,690,329
Financial - 0.57%
Realogy Corp. 13.500% due 10/15/2017	5,000,000	5,216,665	0.57%
Industrial - 0.53%		4,868,107	0.53%

TOTAL TERM LOANS (Cost $59,064,737)		$56,138,365

COMMON STOCKS - 2.32%
Consumer Discretionary - 1.58%
Charter Communications, Inc., Class A (L)(I)	388,812	13,725,064	1.49%
OTHER SECURITIES		871,666	0.09%

		14,596,730
Energy - 0.10%		880,924	0.10%
Industrials - 0.05%		500,892	0.05%
Materials - 0.58%		5,378,718	0.58%
Telecommunication Services - 0.01%		52,924	0.01%
Utilities - 0.00%		2,348	0.00%

TOTAL COMMON STOCKS (Cost $26,401,911)		$21,412,536

PREFERRED STOCKS - 2.46%
Financials - 2.46%
Bank of America Corp., Series L, 7.250%	11,220	10,187,760	1.10%
OTHER SECURITIES		12,443,441	1.36%

		22,631,201
Information Technology - 0.00%		19,345	0.00%

TOTAL PREFERRED STOCKS (Cost $22,153,556)		$22,650,546

WARRANTS - 0.03%
Consumer Discretionary - 0.00%		$70	0.00%
Industrials - 0.01%		154,350	0.01%
Energy - 0.02%		167,799	0.02%

TOTAL WARRANTS (Cost $209,927)		$322,219

SHORT-TERM INVESTMENTS - 0.36%
Repurchase Agreement - 0.03%		241,000	0.03%
Short-Term Securities* - 0.11%		989,692	0.11%
Securities Lending Collateral - 0.22%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	208,050	2,082,368	0.22%

TOTAL SHORT-TERM
INVESTMENTS (Cost $3,313,042)		$3,313,060

Total Investments (High Yield Trust) (Cost $929,380,023) - 97.95%		$903,142,107	97.95%
Other Assets And Liabilities, Net - 2.05%		18,929,772	2.05%

TOTAL NET ASSETS - 100.00%		$922,071,879	100.00%

Income Trust

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS - 47.34%
Basic Materials - 0.61%		$2,639,878	0.61%
Communications - 3.80%
CCH II LLC / CCH II Capital Corp. 13.500%, 11/30/2016	$4,766,957	5,553,505	1.28%
OTHER SECURITIES		10,905,581	2.52%

		16,459,086
Consumer, Cyclical - 1.10%
Dollar General Corp. 10.625%, 07/15/2015	2,917,000	3,190,469	0.74%
OTHER SECURITIES		1,560,375	0.36%

		4,750,844
Consumer, Non-cyclical - 8.80%
Community Health Systems, Inc. 8.875%, 07/15/2015	3,500,000	3,609,375	0.83%
HCA, Inc. 8.500%, 04/15/2019	3,500,000	3,710,000	0.86%
HCA, Inc. 9.250%, 11/15/2016	4,000,000	4,240,000	0.98%
Tenet Healthcare Corp. 9.000%, 05/01/2015 (S)	3,250,000	3,436,875	0.79%
Tenet Healthcare Corp. 9.250%, 02/01/2015	3,500,000	3,613,750	0.84%
Tenet Healthcare Corp. 10.000%, 05/01/2018 (S)	3,250,000	3,591,250	0.83%
The Hertz Corp. 8.875%, 01/01/2014	4,000,000	4,050,000	0.94%
OTHER SECURITIES		11,859,843	2.73%

		38,111,093
Energy - 12.10%
Dynegy Holdings, Inc. 8.375%, 05/01/2016	4,000,000	3,165,000	0.73%

The accompanying notes are an integral part of the financial statements.

20

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Energy (continued)
PetroHawk Energy Corp. 7.875%, 06/01/2015	$4,000,000	$4,010,000	0.93%
OTHER SECURITIES		45,185,917	10.44%

		52,360,917
Financial - 11.59%
CIT Group, Inc. 7.000%, 05/01/2015 to 05/01/2016	3,300,000	3,033,250	0.70%
Ford Motor Credit Company LLC 7.000%, 04/15/2015	5,000,000	4,945,850	1.14%
Ford Motor Credit Company LLC 12.000%, 05/15/2015	3,000,000	3,472,803	0.80%
JPMorgan Chase & Company, Series 1 (7.900% to 4-30-18 then 3 month LIBOR + 3.470%) (Q)	7,500,000	7,730,475	1.79%
Liberty Mutual Group, Inc. (10.750% to 6-15-38 then 3 month LIBOR + 7.120%) (S)(Q)	5,000,000	5,400,000	1.25%
Wells Fargo Capital XV (9.750% to 09/26/2013, then 3 month LIBOR + 5.830%) (Q)	4,800,000	5,136,000	1.19%
OTHER SECURITIES		20,429,450	4.72%

		50,147,828
Industrial - 1.97%		8,521,500	1.97%
Technology - 2.33%
First Data Corp. 9.875%, 09/24/2015	4,850,000	3,670,000	0.85%
OTHER SECURITIES		6,414,125	1.48%

		10,084,125
Utilities - 5.04%
Energy Future Holdings Corp., PIK 11.250%, 11/01/2017	4,883,165	3,174,057	0.73%
Texas Competitive Electric Holdings Company LLC, Series A 10.250%, 11/01/2015	8,000,000	5,280,000	1.22%
OTHER SECURITIES		13,356,789	3.09%

		21,810,846

TOTAL CORPORATE BONDS (Cost $207,881,692)		$204,886,117

CONVERTIBLE BONDS - 1.66%
Financial - 1.55%		6,703,485	1.55%
Technology - 0.11%		475,000	0.11%

TOTAL CONVERTIBLE BONDS (Cost $11,065,322)		$7,178,485

MUNICIPAL BONDS - 0.34%
California - 0.34%		1,488,466	0.34%

TOTAL MUNICIPAL BONDS (Cost $1,401,652)		$1,488,466

TERM LOANS (M) - 2.50%
Communications - 0.95%
Clear Channel Communications 4.004% due 11/13/2015	4,657,992	3,598,298	0.83%
OTHER SECURITIES		495,344	0.12%

		4,093,642
Consumer, Cyclical - 0.60%		$2,592,250	0.60%
Consumer, Non-cyclical - 0.19%		833,617	0.19%
Technology - 0.76%
First Data Corp. 3.032% due 09/24/2014	$3,904,887	3,284,033	0.76%

TOTAL TERM LOANS (Cost $11,928,836)		$10,803,542

COMMON STOCKS - 37.24%
Consumer Discretionary - 1.22%		5,259,197	1.22%
Consumer Staples - 0.74%		3,177,633	0.74%
Energy - 6.75%
Canadian Oil Sands Trust	210,000	5,324,222	1.23%
ConocoPhillips	110,000	5,399,900	1.25%
Exxon Mobil Corp.	125,000	7,133,750	1.65%
Nextera Energy, Inc.	100,000	4,876,000	1.13%
OTHER SECURITIES		6,472,706	1.49%

		29,206,578
Financials - 4.55%
Bank of America Corp.	400,000	5,748,000	1.33%
JPMorgan Chase & Company	120,000	4,393,200	1.02%
Wells Fargo & Company	174,800	4,474,880	1.03%
OTHER SECURITIES		5,091,228	1.17%

		19,707,308
Health Care - 2.84%
Merck & Company, Inc.	230,000	8,043,100	1.86%
OTHER SECURITIES		4,236,400	0.98%

		12,279,500
Industrials - 0.23%		1,009,400	0.23%
Information Technology - 1.93%
Intel Corp.	200,000	3,890,000	0.90%
OTHER SECURITIES		4,476,600	1.03%

		8,366,600
Materials - 2.46%
Barrick Gold Corp.	72,600	3,296,766	0.76%
Newmont Mining Corp. (L)	110,000	6,791,400	1.57%
OTHER SECURITIES		574,200	0.13%

		10,662,366
Telecommunication Services - 2.81%
AT&T, Inc.	175,000	4,233,250	0.98%
Vodafone Group PLC	1,600,000	3,315,553	0.77%
OTHER SECURITIES		4,601,397	1.06%

		12,150,200
Utilities - 13.71%
American Electric Power Company, Inc.	120,100	3,879,230	0.90%
Consolidated Edison, Inc. (L)	80,000	3,448,000	0.80%
Dominion Resources, Inc. (L)	100,000	3,874,000	0.90%
Duke Energy Corp.	300,000	4,800,000	1.11%
PG&E Corp.	150,000	6,165,000	1.42%
Progress Energy, Inc.	100,000	3,922,000	0.91%
Public Service Enterprise Group, Inc.	150,000	4,699,500	1.09%
Sempra Energy	70,000	3,275,300	0.76%
Southern Company	200,000	6,656,000	1.54%
TECO Energy, Inc. (L)	200,000	3,014,000	0.70%
Xcel Energy, Inc.	200,000	4,122,000	0.95%
OTHER SECURITIES		11,478,125	2.63%

		59,333,155

TOTAL COMMON STOCKS (Cost $189,572,014)		$161,151,937

The accompanying notes are an integral part of the financial statements.

21

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

PREFERRED STOCKS - 4.58%
Consumer Discretionary - 0.13%		$578,000	0.13%
Energy - 0.43%		1,856,728	0.43%
Financials - 3.60%
Bank of America Corp., Series L, 7.250%	5,350	4,857,800	1.12%
Wells Fargo & Company, Series L, 7.500%	4,600	4,282,600	0.99%
OTHER SECURITIES		6,436,150	1.49%

		15,576,550
Health Care - 0.30%		1,310,550	0.30%
Utilities - 0.12%		493,500	0.12%

TOTAL PREFERRED STOCKS (Cost $30,430,583)		$19,815,328

WARRANTS - 0.03%
Consumer Discretionary - 0.03%		119,553	0.03%

TOTAL WARRANTS (Cost $91,088)		$119,553

SHORT-TERM INVESTMENTS - 10.88%
Repurchase Agreement - 1.44%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $6,221,002 on 07/01/2010, collateralized by $5,525,000 Federal Home Loan Mortgage Corp., 4.750% due 01/19/2016 (valued at $6,346,844, including interest)	6,221,000	6,221,000	1.44%
Short-Term Securities* - 4.85%
Federal Home Loan Bank Discount Notes, zero coupon 07/01/2010	21,000,000	21,000,000	4.85%
Securities Lending Collateral - 4.59%

John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	1,983,469	19,852,539	4.59%

TOTAL SHORT-TERM
INVESTMENTS (Cost $47,071,833)		$47,073,539

Total Investments (Income Trust) (Cost $499,443,020) - 104.57%		$452,516,967	104.57%
Other Assets And Liabilities, Net - (4.57)%		(19,762,754)	(4.57)%

TOTAL NET ASSETS - 100.00%		$432,754,213	100.00%

Investment Quality Bond Trust

		Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.71%
Federal Home Loan Mortgage Corp. - 0.50%
5.000%, 12/01/2034		$1,657,626	1,759,350	0.46%
OTHER SECURITIES			151,434	0.04%

			1,910,784
Federal National Mortgage Association - 1.43%			5,439,299	1.43%
Government National Mortgage Association - 0.36%			1,375,654	0.36%
Treasury Inflation Protected Securities (D) - 1.60%
2.625%, 07/15/2017		5,364,282	6,051,162	1.60%
U.S. Department of Housing & Urban
Development - 0.13%			$493,823	0.13%
U.S. Treasury Bonds - 26.58%
4.375%, 11/15/2039		$4,000,000	4,318,124	1.14%
4.625%, 02/15/2040		4,000,000	4,496,248	1.18%
5.375%, 02/15/2031		3,000,000	3,690,936	0.97%
6.250%, 08/15/2023 (F)		4,000,000	5,185,000	1.37%
7.250%, 08/15/2022		7,000,000	9,752,967	2.57%
7.875%, 02/15/2021		19,256,000	27,563,133	7.26%
8.125%, 08/15/2019 (F)		6,000,000	8,548,128	2.25%
8.125%, 08/15/2021		8,477,000	12,400,257	3.27%
8.750%, 08/15/2020		16,650,000	24,961,996	6.57%

			100,916,789
U.S. Treasury Notes - 1.11%
3.125%, 10/31/2016		4,000,000	4,195,936	1.11%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $108,716,824)			$120,383,447

FOREIGN GOVERNMENT
OBLIGATIONS - 1.77%
Brazil - 1.29%
Federative Republic of Brazil 5.875%, 01/15/2019		1,725,000	1,893,188	0.50%
Federative Republic of Brazil 10.000%, 01/01/2017	BRL	5,500,000	2,753,157	0.73%
OTHER SECURITIES			253,700	0.06%

			4,900,045
Hungary - 0.17%			644,668	0.17%
Lithuania - 0.10%			370,737	0.10%
Qatar - 0.21%			822,000	0.21%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,847,876)			$6,737,450

CORPORATE BONDS - 57.01%
Basic Materials - 1.93%
Cytec Industries, Inc. 6.000%, 10/01/2015		$1,250,000	1,374,001	0.36%
OTHER SECURITIES			5,931,923	1.57%

			7,305,924
Communications - 9.52%
Time Warner Cable, Inc. 5.850%, 05/01/2017		1,895,000	2,080,617	0.55%
Time Warner, Inc. 7.700%, 05/01/2032		1,298,000	1,565,432	0.41%
Verizon Wireless Capital LLC 5.550%, 02/01/2014		1,295,000	1,451,883	0.38%
Viacom, Inc. 6.125%, 10/05/2017		1,300,000	1,476,332	0.39%
OTHER SECURITIES			29,551,938	7.79%

			36,126,202
Consumer, Cyclical - 2.00%			7,605,557	2.00%
Consumer, Non-cyclical - 7.61%
AmerisourceBergen Corp. 5.875%, 09/15/2015		1,260,000	1,409,655	0.37%
Cargill, Inc. 5.600%, 09/15/2012 (S)		1,285,000	1,394,414	0.37%

The accompanying notes are an integral part of the financial statements.

22

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Philip Morris International, Inc. 5.650%, 05/16/2018	$1,800,000	$1,969,061	0.52%
OTHER SECURITIES		24,108,768	6.35%

		28,881,898
Energy - 3.59%
Kinder Morgan Energy Partners LP 6.850%, 02/15/2020	1,295,000	1,473,814	0.39%
NGPL PipeCo LLC 6.514%, 12/15/2012 (S)	1,850,000	1,842,224	0.49%
OTHER SECURITIES		10,323,167	2.71%

		13,639,205
Financial - 24.23%
Bank of America Corp. 5.420%, 03/15/2017	1,700,000	1,693,710	0.45%
Citigroup, Inc. 5.500%, 08/27/2012	1,525,000	1,589,616	0.42%
General Electric Capital Corp. 2.800%, 01/08/2013	2,000,000	2,022,208	0.53%
Liberty Mutual Insurance Company 7.697%, 10/15/2097 (S)	2,000,000	1,727,442	0.46%
Merrill Lynch & Company, Inc. 6.400%, 08/28/2017	1,800,000	1,876,919	0.49%
NBD Bancorp 8.250%, 11/01/2024	1,730,000	2,186,500	0.58%
Simon Property Group LP 5.300%, 05/30/2013	1,325,000	1,425,450	0.38%
Sun Canada Financial Company 7.250%, 12/15/2015 (S)	1,471,000	1,525,907	0.40%
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	2,030,000	1,990,094	0.52%
US Bancorp 7.500%, 06/01/2026	1,624,000	1,841,803	0.49%
Wells Fargo & Company 4.950%, 10/16/2013	2,410,000	2,563,228	0.68%
OTHER SECURITIES		71,536,306	18.83%

		91,979,183
Industrial - 1.39%		5,291,499	1.39%
Technology - 0.94%		3,584,648	0.94%
Utilities - 5.80%
Carolina Power & Light Company 6.500%, 07/15/2012	1,254,000	1,368,812	0.36%
Duke Energy Corp. 5.650%, 06/15/2013	1,300,000	1,433,392	0.38%
Union Electric Company 6.400%, 06/15/2017	1,930,000	2,189,153	0.58%
OTHER SECURITIES		17,025,207	4.48%

		22,016,564

TOTAL CORPORATE BONDS (Cost $203,133,172)		$216,430,680

CONVERTIBLE BONDS - 0.04%
Communications - 0.01%		41,875	0.01%
Consumer, Cyclical - 0.01%		50,619	0.01%
Consumer, Non-cyclical - 0.02%		53,531	0.02%

TOTAL CONVERTIBLE BONDS (Cost $131,989)		$146,025

MUNICIPAL BONDS - 3.42%
California - 0.98%		$3,723,797	0.98%
Florida - 0.25%		965,876	0.25%
Illinois - 0.54%		2,035,202	0.54%
Indiana - 0.03%		131,329	0.03%
Maryland - 0.16%		594,270	0.16%
Massachusetts - 0.26%		989,055	0.26%
Missouri - 0.27%		1,036,237	0.27%
New Jersey - 0.32%		1,223,028	0.32%
New York - 0.24%		890,899	0.24%
Texas - 0.37%
North Texas Tollway Authority	$1,230,000	1,385,201	0.37%

TOTAL MUNICIPAL BONDS (Cost $12,086,742)		$12,974,894

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.75%
Banc of America Commercial Mortgage, Series 2002-PB2, Class A4 6.186% 06/11/2035	2,569,111	2,696,807	0.71%
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4 4.680% 08/13/2039 (P)	2,594,203	2,741,672	0.72%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A 4.871% 09/11/2042	1,405,000	1,453,782	0.38%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW 14, Class A4 5.201% 12/11/2038	1,850,000	1,892,171	0.50%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4 5.322% 12/11/2049	1,425,000	1,384,036	0.36%
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3 5.467% 09/15/2039	2,000,000	1,965,547	0.52%
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4 5.553% 04/10/2038 (P)	2,500,000	2,572,288	0.68%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/2044 (P)	1,500,000	1,587,359	0.42%
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 09/15/2030	1,500,000	1,583,940	0.42%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 5.838% 05/12/2039 (P)	2,000,000	2,136,582	0.56%
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2 4.493% 02/11/2036	2,594,203	2,717,551	0.72%
OTHER SECURITIES		6,699,758	1.76%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,757,105)		$29,431,493

The accompanying notes are an integral part of the financial statements.

23

>

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

ASSET BACKED SECURITIES - 0.80%
Asset Backed Securities - 0.80%		$3,036,534	0.80%

TOTAL ASSET BACKED
SECURITIES (Cost $2,949,207)		$3,036,534

SHORT-TERM INVESTMENTS - 0.27%
Repurchase Agreement - 0.27%		1,025,000	0.27%

TOTAL SHORT-TERM
INVESTMENTS (Cost $1,025,000)		$1,025,000

Total Investments (Investment Quality Bond Trust) (Cost $361,647,915) - 102.77%		$390,165,523	102.77%
Other Assets And Liabilities, Net - (2.77)%		(10,511,885)	(2.77)%

TOTAL NET ASSETS - 100.00%		$379,653,638	100.00%

Money Market Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. TREASURY OBLIGATIONS - 18.14%
U.S. Treasury Bills - 18.14%
0.115%, 09/23/2010	$100,000,000	$99,973,167	2.28%
0.240%, 08/26/2010	50,000,000	49,981,333	1.14%
0.245%, 08/26/2010	50,000,000	49,980,945	1.14%
0.260%, 11/18/2010	150,000,000	149,848,333	3.42%
0.285%, 08/26/2010	50,000,000	49,977,833	1.14%
0.285%, 01/13/2011	40,000,000	39,937,933	0.91%
0.295%, 11/18/2010	50,000,000	49,942,639	1.14%
0.320%, 09/23/2010	75,000,000	74,944,000	1.71%
0.320%, 11/18/2010	75,000,000	74,906,667	1.71%
0.335%, 07/15/2010	100,000,000	99,986,972	2.29%
0.335%, 01/13/2011	55,100,000	54,999,504	1.26%

		794,479,326

TOTAL U.S. TREASURY
OBLIGATIONS (Cost $794,479,326)		$794,479,326

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.90%
Federal Home Loan Bank - 17.81%
0.050%, 07/14/2010	102,232,000	102,230,154	2.33%
0.065%, 07/14/2010	112,475,000	112,472,360	2.57%
0.070%, 07/14/2010	125,000,000	124,996,840	2.85%
0.075%, 07/16/2010	100,000,000	99,996,875	2.28%
0.400%, 12/27/2010	100,000,000	100,000,000	2.28%
0.550%, 11/01/2010 (P)	130,000,000	129,999,987	2.97%
0.790%, 08/04/2010 (P)	80,000,000	80,000,000	1.83%
OTHER SECURITIES		30,199,446	0.70%

		779,895,662
Federal Home Loan Mortgage Corp. - 6.43%
0.050%, 07/19/2010	32,900,000	32,899,178	0.75%
0.095%, 08/09/2010	42,830,000	42,825,592	0.98%
0.150%, 07/06/2010	50,000,000	49,998,958	1.14%
0.160%, 07/14/2010	50,000,000	49,997,111	1.14%
4.125%, 07/12/2010	80,000,000	80,085,977	1.83%
OTHER SECURITIES		26,028,402	0.59%

		281,835,218
Federal National Mortgage Association - 9.66%
0.050%, 07/14/2010	68,300,000	68,298,767	1.56%
0.140%, 09/15/2010	125,000,000	124,963,056	2.85%
0.550%, 08/03/2010	80,000,000	80,000,000	1.83%
0.780%, 08/11/2010 (P)	$150,000,000	$150,000,000	3.42%

		423,261,823

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,484,992,703)		$1,484,992,703

COMMERCIAL PAPER - 34.60%
Bank of Montreal 0.270%, 07/22/2010	75,000,000	74,988,188	1.71%
Bank of Nova Scotia 0.190%, 07/08/2010	75,000,000	74,997,229	1.71%
Bank of Nova Scotia 0.250%, 07/09/2010	100,000,000	99,994,444	2.28%
Barclays US Funding Corp. 0.180%, 07/01/2010	125,000,000	125,000,000	2.85%
BNP Paribas Finance, Inc. 0.260%, 07/07/2010	100,000,000	99,995,667	2.28%
BNP Paribas Finance, Inc. 0.300%, 07/15/2010	75,000,000	74,991,250	1.71%
Coca-Cola Company 0.120%, 07/26/2010 (S)	100,000,000	99,991,667	2.28%
General Electric Capital Corp. 0.100%, 07/30/2010	47,800,000	47,796,149	1.09%
General Electric Capital Corp. 0.110%, 07/30/2010	100,000,000	99,991,139	2.28%
Govco LLC 0.250%, 07/07/2010 (S)	40,000,000	39,998,333	0.91%
International Business Machines Corp. 0.160%, 07/07/2010 (S)	113,100,000	113,096,984	2.58%
Pepsico, Inc. 0.120%, 07/29/2010 (S)	50,000,000	49,995,333	1.14%
Societe Generale North America, Inc. 0.140%, 07/02/2010	50,000,000	49,999,806	1.14%
Societe Generale North America, Inc. 0.240%, 07/15/2010	75,000,000	74,993,000	1.71%
UBS Finance (Delaware) LLC 0.090%, 07/06/2010	100,000,000	99,998,750	2.28%
UBS Finance (Delaware) LLC 0.150%, 07/07/2010	100,000,000	99,997,500	2.28%
OTHER SECURITIES		189,404,352	4.37%

TOTAL COMMERCIAL PAPER (Cost $1,515,229,791)		$1,515,229,791

CORPORATE INTEREST-BEARING
OBLIGATIONS - 1.14%
Barclays Bank PLC (0.500% to 08/02/2010, then 1 month LIBOR + 0.150%) 02/01/2011	50,000,000	50,000,000	1.14%

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $50,000,000)		$50,000,000

TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) - 12.22%
Bank of America Corp. 1.356%, 12/02/2011 (P)	35,925,000	36,419,169	0.83%
Citigroup Funding, Inc. 0.668%, 04/30/2012 (P)	55,420,000	55,420,000	1.27%
Citigroup Funding, Inc. 0.797%, 04/30/2012 (P)	75,000,000	75,000,000	1.71%
General Electric Capital Corp. 1.467%, 12/09/2011 (P)	223,315,000	226,526,502	5.17%
JPMorgan Chase & Company 1.111%, 12/02/2011 (P)	75,000,000	75,865,965	1.73%

The accompanying notes are an integral part of the financial statements.

24

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) (continued)
Morgan Stanley 1.388%, 12/01/2011 (P)	$64,975,000	$65,844,368	1.51%

TOTAL TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) (Cost $535,076,004)		$535,076,004

Total Investments (Money Market Trust) (Cost $4,379,777,824) - 100.00%		$4,379,777,824	100.00%
Other Assets And Liabilities, Net - 0.00%		40,080	0.00%

TOTAL NET ASSETS - 100.00%		$4,379,817,904	100.00%

Money Market Trust B

	Shares or Principal Amount	Value	% of Net Assets

U.S. TREASURY OBLIGATIONS - 16.44%
U.S. Treasury Bills - 16.44%
0.260%, 11/18/2010	20,000,000	$19,979,779	3.15%
0.295%, 11/18/2010	10,000,000	9,988,528	1.58%
0.320%, 09/23/2010	28,000,000	27,979,093	4.42%
0.320%, 11/18/2010	16,160,000	16,139,890	2.55%
0.335%, 07/15/2010	20,000,000	19,997,394	3.16%
0.335%, 01/13/2011	10,000,000	9,981,761	1.58%

		104,066,445

TOTAL U.S. TREASURY
OBLIGATIONS (Cost $104,066,445)		$104,066,445

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.04%
Federal Home Loan Bank - 12.64%
0.010%, 07/07/2010	33,000,000	32,999,945	5.21%
0.550%, 11/01/2010 (P)	20,000,000	19,999,998	3.16%
0.790%, 08/04/2010 (P)	27,000,000	27,000,000	4.27%

		79,999,943
Federal Home Loan Mortgage Corp. - 12.68%
0.050%, 07/14/2010	60,200,000	60,198,913	9.51%
4.125%, 07/12/2010	20,000,000	20,021,494	3.17%

		80,220,407
Federal National Mortgage Association - 7.72%
0.050%, 07/16/2010	5,839,000	5,838,878	0.92%
0.660%, 10/22/2010 (P)	13,000,000	13,017,933	2.06%
0.780%, 08/11/2010 (P)	30,000,000	30,000,000	4.74%

		48,856,811

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $209,077,161)		$209,077,161

COMMERCIAL PAPER - 34.25%
Bank of America Corp. 0.170%, 07/02/2010	30,000,000	29,999,858	4.74%
Bank of Montreal 0.220%, 07/06/2010	28,000,000	27,999,144	4.43%
Bank of Nova Scotia 0.140%, 07/02/2010	25,000,000	24,999,903	3.95%
Barclays US Funding Corp. 0.150%, 07/02/2010	15,000,000	14,999,938	2.37%
BNP Paribas Finance, Inc. 0.220%, 07/01/2010	30,000,000	30,000,000	4.74%
International Business Machines Corp. 0.150%, 07/01/2010 (S)	14,257,000	14,257,000	2.25%
International Business Machines Corp. 0.160%, 07/07/2010 (S)	$13,500,000	$13,499,640	2.13%
Nestle Capital Corp. 0.100%, 07/14/2010 (S)	6,000,000	5,999,783	0.95%
Societe Generale North America, Inc. 0.140%, 07/02/2010	30,000,000	29,999,883	4.74%
UBS Finance (Delaware) LLC 0.200%, 07/06/2010	25,000,000	24,999,306	3.95%

TOTAL COMMERCIAL PAPER (Cost $216,754,455)		$216,754,455

CORPORATE INTEREST-BEARING
OBLIGATIONS - 0.79%
Barclays Bank PLC (0.500% to 08/02/2010, then 1 month LIBOR + 0.150%) 02/01/2011	5,000,000	5,000,000	0.79%

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $5,000,000)		$5,000,000

TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) - 15.23%
Bank of America Corp. 1.356%, 12/02/2011 (P)	6,075,000	6,158,565	0.97%
Citigroup Funding, Inc. 0.797%, 04/30/2012 (P)	15,000,000	15,000,000	2.37%
General Electric Capital Corp. 1.467%, 12/09/2011 (P)	50,015,000	50,728,417	8.01%
JPMorgan Chase & Company 1.111%, 12/02/2011 (P)	10,000,000	10,115,462	1.60%
Morgan Stanley 1.388%, 12/01/2011 (P)	14,220,000	14,408,675	2.28%

TOTAL TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) (Cost $96,411,119)		$96,411,119

Total Investments (Money Market Trust B) (Cost $631,309,180) - 99.75%		$631,309,180	99.75%
Other Assets And Liabilities, Net - 0.25%		1,601,740	0.25%

TOTAL NET ASSETS - 100.00%		$632,910,920	100.00%

New Income Trust (formerly Spectrum Income Trust)

	Shares or Principal Amount	Value	% of Net Assets
♣
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 48.92%
Federal Home Loan Bank - 0.06%		$1,475,402	0.06%
Federal Home Loan Mortgage Corp. - 3.87%
4.500%, 11/01/2018 to 04/01/2040	62,280,278	64,666,882	2.56%
5.000%, 10/01/2018 to 04/01/2040	14,797,940	15,676,382	0.62%
OTHER SECURITIES		17,240,465	0.69%

		97,583,729
Federal National Mortgage Association - 22.03%
4.500%, 05/01/2019 to 04/01/2040	126,836,569	132,345,574	5.25%
5.000%, 03/01/2018 to 06/01/2040	160,008,744	169,903,317	6.74%
5.500%, 07/01/2013 to 04/01/2040	134,407,086	144,451,650	5.73%

The accompanying notes are an integral part of the financial statements.

25

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount		Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.000%, 05/15/2011 to 10/01/2039		$77,914,305	$84,584,328	3.35%
6.500%, 06/01/2013 to 11/01/2037		14,029,016	15,430,522	0.61%
OTHER SECURITIES			8,754,222	0.35%

			555,469,613
Government National Mortgage Association - 4.93%
4.500%, 01/15/2019 to 06/20/2040		35,718,875	37,227,960	1.48%
5.000%, 01/15/2019 to 10/20/2039		21,687,917	23,236,854	0.92%
5.500%, 02/15/2029 to 12/20/2039		25,944,077	28,183,169	1.12%
6.000%, 11/15/2012 to 07/20/2039		22,540,815	24,750,664	0.98%
6.500%, 12/15/2014 to 02/20/2039		6,256,554	6,946,514	0.28%
OTHER SECURITIES			4,063,336	0.15%

			124,408,497
U.S. Treasury Bonds - 3.77%
2.625%, 04/30/2016		27,170,000	27,917,175	1.10%
4.625%, 02/15/2040		59,840,000	67,263,870	2.67%

			95,181,045
U.S. Treasury Notes - 14.25%
1.000%, 08/31/2011		15,000,000	15,097,260	0.60%
1.750%, 08/15/2012 (F)		133,465,000	136,561,788	5.42%
2.250%, 05/31/2014		91,715,000	94,631,262	3.75%
2.375%, 08/31/2010		11,000,000	11,039,963	0.44%
2.625%, 07/31/2014		11,670,000	12,194,240	0.48%
3.125%, 09/30/2013		71,110,000	75,709,964	3.00%
4.000%, 08/15/2018		11,605,000	12,764,595	0.51%
OTHER SECURITIES			1,431,346	0.05%

			359,430,418
U.S. Treasury Strips - 0.01%			150,640	0.01%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,197,370,439)			$1,233,699,344

FOREIGN GOVERNMENT
OBLIGATIONS - 3.98%
Brazil - 0.77%
Notas do Tesouro Nacional, Series F 10.000%, 01/01/2021	BRL	30,637,000	14,597,130	0.58%
OTHER SECURITIES			4,904,362	0.19%

			19,501,492
Canada - 1.58%
Government of Canada 3.500%, 06/01/2020	CAD	33,105,000	32,195,394	1.28%
Province of Ontario 5.450%, 04/27/2016		$6,600,000	7,586,608	0.30%

			39,782,002
Lithuania - 0.09%			2,153,702	0.09%
Mexico - 1.21%
Government of Mexico 8.000%, 12/19/2013	MXN	188,100,000	15,576,767	0.62%
OTHER SECURITIES			15,006,752	0.59%

			30,583,519
South Africa - 0.21%			$5,352,091	0.21%
Sweden - 0.11%			2,699,827	0.11%
United Arab Emirates - 0.01%			373,366	0.01%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $99,894,501)			$100,445,999

CORPORATE BONDS - 30.51%
Basic Materials - 1.14%			28,790,832	1.14%
Communications - 4.89%
AT&T, Inc. 5.800%, 02/15/2019		$8,255,000	9,293,834	0.37%
OTHER SECURITIES			114,055,333	4.52%

			123,349,167
Consumer, Cyclical - 1.33%			33,593,585	1.33%
Consumer, Non-cyclical - 2.78%			70,009,590	2.78%
Energy - 2.70%			68,040,483	2.70%
Financial - 13.84%
Bank of America Corp. 5.625%, 07/01/2020		8,355,000	8,421,364	0.33%
Bank of America Corp. 5.650%, 05/01/2018		20,940,000	21,459,563	0.85%
Citigroup, Inc. 5.500%, 04/11/2013 to 10/15/2014		8,945,000	9,203,891	0.36%
Citigroup, Inc. 6.125%, 05/15/2018		10,200,000	10,645,556	0.42%
General Electric Capital Corp. 3.750%, 11/14/2014		7,500,000	7,672,373	0.30%
General Electric Capital Corp., GMTN 6.000%, 08/07/2019		10,110,000	10,944,793	0.43%
JPMorgan Chase & Company 3.700%, 01/20/2015		7,500,000	7,671,338	0.30%
JPMorgan Chase & Company 4.650%, 06/01/2014		5,565,000	5,933,826	0.24%
JPMorgan Chase & Company 6.000%, 01/15/2018		11,495,000	12,693,181	0.50%
Morgan Stanley 4.200%, 11/20/2014		7,640,000	7,544,026	0.30%
Morgan Stanley 6.000%, 05/13/2014 to 04/28/2015		7,330,000	7,664,681	0.30%
Morgan Stanley 7.300%, 05/13/2019		7,385,000	7,941,969	0.31%
The Goldman Sachs Group, Inc. 6.150%, 04/01/2018		16,880,000	17,682,087	0.70%
The Goldman Sachs Group, Inc. 7.500%, 02/15/2019		5,730,000	6,404,874	0.25%
Wachovia Corp., Series G 5.750%, 02/01/2018		10,625,000	11,640,198	0.46%
OTHER SECURITIES			195,409,169	7.79%

			348,932,889
Industrial - 1.20%			30,290,608	1.20%
Technology - 0.21%			5,447,663	0.21%
Utilities - 2.42%			60,929,227	2.42%

TOTAL CORPORATE BONDS (Cost $737,399,605)			$769,384,044

The accompanying notes are an integral part of the financial statements.

26

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value	% of Net Assets

MUNICIPAL BONDS - 0.80%
California - 0.25%		$6,408,820	0.25%
District of Columbia - 0.02%		409,391	0.02%
Illinois - 0.12%		3,075,737	0.12%
Kansas - 0.01%		116,013	0.01%
Maryland - 0.05%		1,185,549	0.05%
New York - 0.24%		6,139,433	0.24%
Oregon - 0.00%		66,910	0.00%
Utah - 0.10%		2,436,034	0.10%
West Virginia - 0.01%		230,445	0.01%

TOTAL MUNICIPAL BONDS (Cost $19,055,558)		$20,068,332

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.20%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class AAB 5.422% 01/15/2049	$5,985,000	6,321,955	0.25%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4 5.552% 05/12/2045	8,727,000	9,148,471	0.36%
Morgan Stanley Capital I, Series 2007-IQ13, Class A4 5.364% 03/15/2044	10,875,000	10,704,930	0.42%
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.447% 02/12/2044 (P)	12,600,000	12,521,546	0.50%
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4 5.083% 03/15/2042 (P)	7,040,000	7,418,407	0.29%
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 5.572% 10/15/2048	8,720,000	9,022,095	0.36%
OTHER SECURITIES		75,971,861	3.02%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $121,997,209)		$131,109,265

ASSET BACKED SECURITIES - 3.38%
Ford Credit Auto Owner Trust, Series 2009-E, Class A4 2.420%, 11/15/2014	6,411,000	6,557,036	0.26%
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A 3.690%, 07/15/2015	7,243,000	7,527,601	0.30%
OTHER SECURITIES		71,095,593	2.82%

TOTAL ASSET BACKED
SECURITIES (Cost $83,635,755)		$85,180,230

PREFERRED STOCKS - 0.00%
Financials - 0.00%
Thrifts & Mortgage Finance - 0.00%		4,956	0.00%

TOTAL PREFERRED STOCKS (Cost $364,375)		$4,956

TERM LOANS - 2.41%
Basic Materials - 0.04%		$986,742	0.04%
Communications - 0.40%		10,180,793	0.40%
Consumer, Cyclical - 0.62%		15,592,005	0.62%
Consumer, Non-cyclical - 0.64%		15,999,198	0.64%
Diversified - 0.05%		1,231,008	0.05%
Energy - 0.05%		1,328,047	0.05%
Financial - 0.26%		6,474,447	0.26%
Industrial - 0.28%		7,162,500	0.28%
Technology - 0.04%		980,386	0.04%
Utilities - 0.03%		796,355	0.03%

TOTAL TERM LOANS (Cost $59,701,788)		$60,731,481

SHORT-TERM INVESTMENTS - 5.54%
Repurchase Agreement - 0.09%		2,324,067	0.09%
Short-Term Securities* - 5.45%
T. Rowe Price Reserve Investment Fund, 0.3057%	137,465,736	137,465,736	5.45%
OTHER SECURITIES		14	0.00%

		137,465,750

TOTAL SHORT-TERM
INVESTMENTS (Cost $139,789,817)		$139,789,817

Total Investments (New Income Trust (formerly Spectrum Income Trust)) (Cost $2,459,209,047) - 100.74%		$2,540,413,468	100.74%
Other Assets And Liabilities, Net - (0.74)%		(18,578,187)	(0.74)%

TOTAL NET ASSETS - 100.00%		$2,521,835,281	100.00%

Real Return Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 98.27%
Federal Home Loan Mortgage Corp. - 2.85%
0.204%, 02/01/2011 (P)	$983,000	982,773	0.74%
0.297%, 12/29/2011 (P)	1,100,000	1,099,193	0.83%
0.298%, 12/21/2011 (P)	1,700,000	1,698,813	1.28%

		3,780,779
Small Business Administration - 0.67%
5.902%, 02/10/2018	802,933	891,521	0.67%
Treasury Inflation Protected Securities (D) - 90.75%
0.625%, 04/15/2013	1,547,055	1,578,842	1.19%
1.250%, 04/15/2014	1,751,119	1,828,140	1.38%
1.375%, 07/15/2018 to 01/15/2020	3,129,623	3,224,776	2.43%
1.625%, 01/15/2015 to 01/15/2018	5,916,464	6,245,242	4.71%
1.875%, 07/15/2013	6,053,679	6,403,182	4.83%
2.000%, 04/15/2012 to 01/15/2026	23,999,569	25,669,842	19.36%
2.000%, 01/15/2014 (F)	7,170,585	7,638,910	5.76%
2.125%, 01/15/2019 to 02/15/2040	7,109,327	7,758,503	5.85%
2.375%, 04/15/2011 to 01/15/2025	16,858,435	18,678,932	14.09%

The accompanying notes are an integral part of the financial statements.

27

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected
Securities (D) (continued)
2.500%, 07/15/2016 to 01/15/2029		$17,604,425	$19,648,798	14.82%
2.625%, 07/15/2017		631,092	711,901	0.54%
3.375%, 01/15/2012 to 04/15/2032		11,916,296	15,484,043	11.68%
3.625%, 04/15/2028		539,128	697,708	0.53%
3.875%, 04/15/2029		3,315,175	4,448,809	3.35%
OTHER SECURITIES			316,658	0.23%

			120,334,286
U.S. Treasury Notes - 4.00%
3.125%, 05/15/2019		2,000,000	2,041,719	1.54%
3.500%, 05/15/2020		1,600,000	1,674,496	1.26%
3.625%, 08/15/2019		1,500,000	1,586,133	1.20%

			5,302,348

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $128,966,384)			$130,308,934

FOREIGN GOVERNMENT
OBLIGATIONS - 9.19%
Australia - 3.97%
Commonwealth of Australia 4.000%, 08/20/2015 to 08/20/2020	AUD	3,400,000	4,812,544	3.63%
OTHER SECURITIES			449,915	0.34%

			5,262,459
France - 4.31%
Societe Financement de l’Economie Francaise 0.504%, 07/16/2012 (P)(S)		$5,700,000	5,722,971	4.31%
South Korea - 0.91%
Export-Import Bank of Korea 0.753%, 10/04/2011 (P)(S)		1,200,000	1,201,340	0.91%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,517,755)			$12,186,770

CORPORATE BONDS - 32.89%
Communications - 0.36%			482,109	0.36%
Consumer, Non-cyclical - 0.38%			499,904	0.38%
Financial - 31.34%
American International Group, Inc., Series 1 0.414%, 10/18/2011 (P)		$1,400,000	1,321,394	1.00%
Bank of Montreal 2.850%, 06/09/2015 (S)		1,000,000	1,016,345	0.77%
Citigroup, Inc. 0.535%, 05/18/2011 (P)		2,500,000	2,479,440	1.87%
Commonwealth Bank of Australia 0.714%, 07/12/2013 (P)(S)		5,900,000	5,877,220	4.43%
Commonwealth Bank of Australia 1.038%, 06/25/2014 (P)(S)		5,300,000	5,323,914	4.01%
Everest Reinsurance Holdings, Inc. 5.400%, 10/15/2014		1,000,000	1,062,553	0.80%
Ford Motor Credit Company LLC 7.250%, 10/25/2011		2,150,000	2,208,631	1.67%
Foundation Re II, Ltd. 7.195%, 11/26/2010 (P)(S)		$700,000	$669,340	0.50%
General Electric Capital Corp. MTN 0.539%, 09/21/2012 (P)		2,700,000	2,705,738	2.04%
International Lease Finance Corp. 6.625%, 11/15/2013		800,000	742,000	0.56%
Lehman Brothers Holdings, Inc. zero coupon 11/24/2008 to 12/23/2008 (J)		5,100,000	994,500	0.75%
Liberty Mutual Group, Inc. 5.750%, 03/15/2014 (S)		900,000	935,811	0.71%
Merna Reinsurance, Ltd. 0.940%, 07/07/2010 (P)(S)		4,200,000	4,199,160	3.17%
Morgan Stanley 0.754%, 10/18/2016 (P)		1,300,000	1,130,780	0.85%
Morgan Stanley, GMTN 0.595%, 01/09/2014 (P)		800,000	736,492	0.56%
NIBC Bank NV 2.800%, 12/02/2014 (S)		1,100,000	1,114,131	0.84%
Royal Bank of Scotland PLC 1.450%, 10/20/2011 (S)		1,500,000	1,502,840	1.13%
Santander US Debt SA Unipersonal 1.333%, 03/30/2012 (P)(S)		1,300,000	1,261,560	0.95%
SLM Corp., Series BED1 3.794%, 03/15/2012 (P)		1,027,000	928,151	0.70%
The Goldman Sachs Group, Inc. 0.988%, 03/22/2016 (P)		2,100,000	1,873,824	1.41%
OTHER SECURITIES			3,467,042	2.62%

			41,550,866
Industrial - 0.81%
Rexam PLC 6.750%, 06/01/2013 (S)		1,000,000	1,077,798	0.81%

TOTAL CORPORATE BONDS (Cost $48,026,821)			$43,610,677

MUNICIPAL BONDS - 0.04%
California - 0.04%			54,942	0.04%

TOTAL MUNICIPAL BONDS (Cost $50,309)			$54,942

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.74%
Federal Home Loan Mortgage Corp., Series T-62, Class 1A1 1.621% 10/25/2044 (P)		827,355	814,067	0.61%
Federal Home Loan Mortgage Corp., Series 3336, Class GA 5.000% 05/15/2027		920,904	921,107	0.69%
OTHER SECURITIES			4,548,957	3.44%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,782,055)			$6,284,131

The accompanying notes are an integral part of the financial statements.

28

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

ASSET BACKED SECURITIES - 1.11%		$1,476,489	1.11%

TOTAL ASSET BACKED SECURITIES
(Cost $1,537,157)		$1,476,489

PREFERRED STOCKS - 0.42%
Financials - 0.42%		558,600	0.42%

TOTAL PREFERRED STOCKS (Cost $600,000)		$558,600

SHORT-TERM INVESTMENTS - 12.78%
Repurchase Agreement - 12.75%
Barclays Tri-Party Repurchase Agreement dated 06/30/2010 at 0.010% to be repurchased at $13,200,004 on 07/01/2010, collateralized by $10,608,000 U.S. Treasury Notes, 2.000% due 01/15/2014 (valued at $13,474,884, including interest)	13,200,000	13,200,000	9.95%
Credit Suisse Tri-Party Repurchase Agreement dated 06/30/2010 at 0.010% to be repurchased at $2,600,001 on 07/01/2010, collateralized by $2,843,000 U.S. Treasury Bonds, 3.500% due 02/15/2039 (valued at $2,702,421, including interest)	2,600,000	2,600,000	1.96%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $1,107,000 on 07/01/2010, collateralized by $1,135,000 Federal Home Loan Mortgage Corp., zero coupon due 08/03/2010 (valued at $1,133,865, including interest)	1,107,000	1,107,000	0.84%

		16,907,000
Short-Term Securities* - 0.03%		39,998	0.03%

TOTAL SHORT-TERM
INVESTMENTS (Cost $16,946,998)		$16,946,998

Total Investments (Real Return Bond Trust)
(Cost $215,427,479) - 159.44%		$211,427,541	159.44%
Other Assets And Liabilities, Net - (59.44)%		(78,824,412)	(59.44)%

TOTAL NET ASSETS - 100.00%		$132,603,129	100.00%

The portfolio had the following country concentration as a percentage of net assets on 6-30-10:

United States	131%

Australia	13%

France	4%

Bermuda	3%

United Kingdom	2%

Cayman Islands	2%

Other Countries	4%

Short-Term Investments & Other	(0.59)%

Short Term Government Income Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.75%
Federal Agricultural Mortgage Corp. - 8.35%
3.875%, 08/19/2011	$5,795,000	$6,016,039	1.02%
4.875%, 01/14/2011 (S)	3,500,000	3,585,123	0.61%
5.500%, 07/15/2011 (S)	35,695,000	37,507,271	6.34%
OTHER SECURITIES		2,251,551	0.38%

		49,359,984
Federal Farm Credit Bank - 6.86%
1.840%, 03/01/2013	21,420,000	21,568,398	3.65%
2.625%, 04/17/2014	7,910,000	8,221,741	1.39%
3.875%, 10/07/2013	8,430,000	9,114,095	1.54%
OTHER SECURITIES		1,660,303	0.28%

		40,564,537
Federal Home Loan Bank - 3.55%
0.500%, 10/06/2011 (P)	2,000,000	2,000,078	0.34%
0.750%, 10/05/2011 (P)	3,435,000	3,438,669	0.58%
3.250%, 09/12/2014	6,675,000	7,043,613	1.19%
3.625%, 10/18/2013	7,965,000	8,531,630	1.44%

		21,013,990
Federal Home Loan Mortgage Corp. - 13.02%
1.625%, 04/15/2013 to 06/28/2013	32,250,000	32,581,640	5.51%
1.875%, 03/08/2013	23,000,000	23,180,596	3.92%
2.875%, 02/09/2015 (L)	6,680,000	6,958,683	1.18%
4.500%, 11/01/2024	9,300,000	9,815,859	1.66%
OTHER SECURITIES		4,481,065	0.75%

		77,017,843
Federal National Mortgage Association - 19.49%
1.750%, 02/22/2013	5,730,000	5,841,122	0.99%
1.850%, 03/25/2013	7,530,000	7,591,686	1.28%
2.000%, 04/15/2013	17,575,000	17,751,717	3.00%
2.050%, 01/28/2013	3,705,000	3,729,049	0.63%
2.100%, 09/16/2013	8,530,000	8,558,303	1.45%
2.125%, 01/25/2013	4,700,000	4,732,858	0.80%
3.000%, 10/29/2014 to 05/12/2015	17,160,000	17,292,666	2.92%
4.198%, 08/01/2039 (P)	3,924,823	4,142,862	0.70%
4.500%, 03/01/2014 to 05/01/2025	10,800,001	11,407,945	1.93%
5.000%, 04/01/2019 to 03/01/2025	4,148,867	4,446,207	0.75%
5.500%, 04/01/2018 to 05/01/2038	13,894,356	14,957,855	2.53%
6.000%, 01/01/2011 to 03/01/2037	6,195,564	6,736,421	1.14%
OTHER SECURITIES		8,083,381	1.37%

		115,272,072
Government National Mortgage Association - 5.74%
3.500%, 10/20/2039 (P)	3,709,691	3,837,408	0.65%
3.750%, 10/20/2039 (P)	2,440,153	2,545,690	0.43%
4.000%, 03/16/2033	9,939,194	10,342,137	1.75%
4.000%, 08/20/2039 to 12/20/2039 (P)	12,572,089	13,170,755	2.23%
OTHER SECURITIES		4,062,231	0.68%

		33,958,221
Tennessee Valley Authority - 12.67%
4.375%, 06/15/2015	20,195,000	22,295,684	3.77%
4.750%, 08/01/2013	6,925,000	7,611,205	1.29%
6.000%, 03/15/2013	6,365,000	7,186,562	1.21%
6.790%, 05/23/2012	30,729,000	34,162,904	5.78%
7.140%, 05/23/2012	3,300,000	3,681,698	0.62%

		74,938,053
Treasury Inflation Protected Securities (D) - 2.11%
1.875%, 07/15/2013	10,717,978	11,336,770	1.92%
OTHER SECURITIES		1,131,515	0.19%

		12,468,285

The accompanying notes are an integral part of the financial statements.

29

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes - 21.96%
1.125%, 12/15/2012	$12,435,000	$12,537,004	2.12%
1.375%, 04/15/2012 to 09/15/2012	19,695,000	19,991,836	3.38%
1.500%, 12/31/2013	2,885,000	2,909,344	0.49%
1.750%, 04/15/2013 to 03/31/2014	20,730,000	21,176,890	3.58%
1.875%, 06/15/2012 to 06/30/2015	19,740,000	20,154,018	3.41%
2.125%, 05/31/2015	29,030,000	29,524,417	4.99%
2.375%, 02/28/2015 to 03/31/2016	5,225,000	5,360,294	0.91%
2.500%, 03/31/2015 to 04/30/2015	16,245,000	16,825,849	2.84%
OTHER SECURITIES		1,408,538	0.24%

		129,888,190

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $545,900,595)		$554,481,175

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.69%
Federal Home Loan Mortgage Corp., Series 3573, Class MA 4.000% 07/15/2022	2,301,996	2,444,641	0.41%
Federal Home Loan Mortgage Corp., Series 3566, Class DE 4.000% 12/15/2022	2,115,670	2,219,774	0.38%
Federal Home Loan Mortgage Corp., Series 3499, Class PA 4.500% 08/15/2036	1,987,322	2,084,669	0.35%
Federal National Mortgage Association, Series 2010-72, Class CA 4.500% 01/25/2028	10,000,000	10,432,813	1.76%
Government National Mortgage Association, Series 2009-75, Class LC 4.000% 10/20/2038	1,885,337	1,980,127	0.33%
Government National Mortgage Association, Series 2009-42, Class DA 5.000% 07/20/2031	3,091,993	3,284,543	0.56%
OTHER SECURITIES		5,282,797	0.90%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,412,617)		$27,729,364

PREFERRED STOCKS - 0.00%
Financials - 0.00%		23,230	0.00%

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$23,230

SHORT-TERM INVESTMENTS - 1.32%
Short-Term Securities* - 0.05%		300,003	0.05%
Repurchase Agreement - 0.18%		1,074,000	0.18%
Securities Lending Collateral - 1.09%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	644,593	6,451,736	1.09%

TOTAL SHORT-TERM
INVESTMENTS (Cost $7,825,803)		$7,825,739

Total Investments (Short Term Government Income Trust)
(Cost $582,847,140) - 99.76%		$590,059,508	99.76%
Other Assets And Liabilities, Net - 0.24%		1,394,214	0.24%

TOTAL NET ASSETS - 100.00%		$591,453,722	100.00%

Strategic Bond Trust

		Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.79%
Federal Home Loan Mortgage Corp. - 1.10%
5.500%, 11/01/2035		$1,745,484	1,875,509	0.57%
OTHER SECURITIES			1,750,996	0.53%

			3,626,505
Federal National Mortgage Association - 8.43%
4.625%, 05/01/2013		1,760,000	1,900,606	0.58%
5.000%, 08/01/2034 to 11/01/2036		5,194,589	5,512,952	1.67%
5.250%, 08/01/2012		1,900,000	2,050,632	0.62%
5.500%, 02/01/2035 to 04/01/2036		12,074,595	12,969,777	3.93%
6.625%, 11/15/2030		1,760,000	2,288,804	0.69%
OTHER SECURITIES			3,077,125	0.94%

			27,799,896
Government National Mortgage Association - 2.40%
5.000%, TBA		1,500,000	1,590,945	0.48%
6.000%, TBA		5,400,000	5,888,953	1.79%
OTHER SECURITIES			433,730	0.13%

			7,913,628
Tennessee Valley Authority - 0.23%			751,734	0.23%
The Financing Corp. - 1.62%
zero coupon 02/08/2018 to 09/26/2019		7,010,000	5,350,122	1.62%

Treasury Inflation Protected Securities (D) - 4.14%
2.375%, 01/15/2025 (F)		10,269,720	11,392,159	3.46%
3.875%, 04/15/2029		1,684,109	2,259,995	0.68%

			13,652,154
U.S. Treasury Bonds - 2.97%
4.250%, 05/15/2039		2,730,000	2,886,549	0.88%
4.375%, 11/15/2039 to 05/15/2040		4,085,000	4,411,264	1.34%
OTHER SECURITIES			2,474,419	0.75%

			9,772,232
U.S. Treasury Notes - 1.85%
2.500%, 04/30/2015 to 06/30/2017		4,530,000	4,585,138	1.39%
OTHER SECURITIES			1,514,249	0.46%

			6,099,387
U.S. Treasury Strips - 3.05%
zero coupon 05/15/2018 to 11/15/2027		17,710,000	10,067,450	3.05%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $79,030,298)			$85,033,108

FOREIGN GOVERNMENT
OBLIGATIONS - 3.89%
Brazil - 1.84%
Federative Republic of Brazil 10.000%, 01/01/2012 to 01/01/2017	BRL	11,357,000	6,051,941	1.84%

Indonesia - 0.45%			1,467,822	0.45%
Russia - 0.33%			1,101,417	0.33%
Turkey - 0.86%
Republic of Turkey 6.875%, 03/17/2036		$2,751,000	2,840,408	0.86%

The accompanying notes are an integral part of the financial statements.

30

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Venezuela - 0.41%		$1,357,701	0.41%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,807,733)		$12,819,289

CORPORATE BONDS - 43.36%
Basic Materials - 1.89%
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/2017	$1,490,000	1,639,000	0.50%
Rio Tinto Finance USA, Ltd. 9.000%, 05/01/2019	1,500,000	1,968,404	0.60%
OTHER SECURITIES		2,603,985	0.79%

		6,211,389
Communications - 6.38%
Comcast Corp. 5.700%, 05/15/2018	1,760,000	1,934,676	0.59%
Time Warner Cable, Inc. 8.750%, 02/14/2019	1,770,000	2,233,278	0.68%
OTHER SECURITIES		16,877,156	5.11%

		21,045,110
Consumer, Cyclical - 4.83%
CVS Pass-Through Trust 9.350%, 01/10/2023 (S)	3,300,000	3,415,698	1.04%
Motors Liquidation Company 8.375%, 07/15/2033 (H)	5,528,000	1,768,960	0.54%
The Neiman Marcus Group, Inc., PIK 9.000%, 10/15/2015	1,668,408	1,672,579	0.51%
OTHER SECURITIES		9,057,080	2.74%

		15,914,317
Consumer, Non-cyclical - 2.64%		8,691,705	2.64%
Energy - 7.84%
Pemex Project Funding Master Trust 6.625%, 06/15/2035	3,303,000	3,397,324	1.03%
OTHER SECURITIES		22,439,204	6.81%

		25,836,528
Financial - 16.97%
American Express Company 8.125%, 05/20/2019	1,560,000	1,936,887	0.59%
Bank of America Corp. 5.420%, 03/15/2017	2,300,000	2,291,490	0.70%
Citigroup Funding, Inc. 2.250%, 12/10/2012	1,700,000	1,749,985	0.53%
Ford Motor Credit Company LLC 12.000%, 05/15/2015	3,285,000	3,802,719	1.15%
General Electric Capital Corp., GMTN 6.000%, 08/07/2019	3,720,000	4,027,164	1.22%
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3 month LIBOR 1.926%) 11/30/2035	3,200,000	2,688,000	0.82%
Merrill Lynch & Company, Inc. 5.700%, 05/02/2017	1,600,000	1,604,835	0.49%
Morgan Stanley 4.750%, 04/01/2014	1,800,000	1,803,089	0.55%
Nordea Bank AB 4.875%, 01/27/2020 (S)	1,600,000	1,643,270	0.50%
SLM Corp. 8.000%, 03/25/2020	$2,970,000	$2,608,212	0.79%
Wachovia Corp. 5.250%, 08/01/2014	2,320,000	2,456,848	0.75%
OTHER SECURITIES		29,339,530	8.88%

		55,952,029
Industrial - 0.39%		1,290,982	0.39%
Technology - 0.00%		12,000	0.00%
Utilities - 2.42%
TXU Corp., 6.550%, 11/15/2034	3,955,000	1,759,975	0.53%
OTHER SECURITIES		6,222,686	1.89%

		7,982,661

TOTAL CORPORATE BONDS (Cost $155,342,401)		$142,936,721

MUNICIPAL BONDS - 0.77%
California - 0.22%		704,920	0.22%
Georgia - 0.14%		473,806	0.14%
Kentucky - 0.15%		499,375	0.15%
Texas - 0.26%		845,750	0.26%

TOTAL MUNICIPAL BONDS (Cost $2,505,514)		$2,523,851

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.15%
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 5.609% 02/15/2039 (P)	1,900,000	1,999,153	0.61%
IndyMac Index Mortgage Loan Trust, Series 2006-AR6, Class 2A1A 0.547% 06/25/2047 (P)	3,687,190	1,875,799	0.57%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 5.838% 05/12/2039 (P)	1,500,000	1,602,437	0.49%
Morgan Stanley Mortgage Loan Trust, Series 2006-8AR 2.241% 06/25/2036 (P)	2,488,891	2,217,436	0.67%
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 6.000% 05/25/2035 (S)	3,085,568	2,634,001	0.80%
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1 6.204% 09/25/2037 (P)	1,714,246	1,663,284	0.50%
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 6.207% 09/25/2037 (P)	1,680,218	1,600,668	0.49%
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A3 5.788% 08/25/2046 (P)	16,200,000	9,926,258	3.01%
OTHER SECURITIES		26,432,352	8.01%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $60,772,366)		$49,951,388

The accompanying notes are an integral part of the financial statements.

31

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

ASSET BACKED SECURITIES - 4.48%
Bear Stearns Asset Backed Securities Trust, 6.500%, 10/25/2036	$2,411,580	$1,699,922	0.52%
OTHER SECURITIES		13,058,421	3.96%

TOTAL ASSET BACKED
SECURITIES (Cost $24,459,459)		$14,758,343

TERM LOANS - 3.32%
Consumer, Non-cyclical - 1.79%
Community Health Systems, Inc. 7.614% due 07/02/2014	2,840,666	2,648,921	0.80%
Hertz Corp. 2.253% due 12/21/2012	1,962,255	1,864,757	0.57%
OTHER SECURITIES		1,378,270	0.42%

		5,891,948
Technology - 0.82%		2,724,090	0.82%
Utilities - 0.71%
Calpine Corp. 4.335% due 03/29/2014	2,552,008	2,330,479	0.71%

TOTAL TERM LOANS (Cost $11,292,596)		$10,946,517

COMMON STOCKS - 0.33%
Consumer Discretionary - 0.21%		689,906	0.21%
Energy - 0.01%		16,958	0.01%
Industrials - 0.02%		70,098	0.02%
Materials - 0.09%		306,844	0.09%

TOTAL COMMON STOCKS (Cost $2,474,734)		$1,083,806

PREFERRED STOCKS - 0.33%
Financials - 0.33%		1,093,606	0.33%

TOTAL PREFERRED STOCKS (Cost $7,635,078)		$1,093,606

WARRANTS - 0.01%
Consumer Discretionary - 0.00%		52	0.00%
Energy - 0.00%		3,230	0.00%
Industrials - 0.01%		15,782	0.01%

TOTAL WARRANTS (Cost $34,892)		$19,064

OPTIONS PURCHASED - 0.05%
Puts - 0.01%		26,144	0.01%
Calls - 0.04%		156,251	0.04%

TOTAL OPTIONS PURCHASED (Cost $111,110)		$182,395

SHORT-TERM INVESTMENTS - 4.10%
Repurchase Agreement - 4.09%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2010 at 0.020% to be repurchased at $13,500,007 on 07/01/2010, collateralized by $10,610,000 Federal National Mortgage Association, 6.625% due 11/15/2030 (valued at 13,854,326, including interest)	13,500,000	13,500,000	4.09%
Securities Lending Collateral - 0.01%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	2,024	$20,255	0.01%

TOTAL SHORT-TERM
INVESTMENTS (Cost $13,520,251)		$13,520,255

Total Investments (Strategic Bond Trust) (Cost $369,986,432) - 101.58%		$334,868,343	101.58%
Other Assets And Liabilities, Net - (1.58)%		(5,224,640)	(1.58)%

TOTAL NET ASSETS - 100.00%		$329,643,703	100.00%

Strategic Income Opportunities Trust (formerly Strategic Income Trust)

		Shares or Principal Amount	Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 17.72%
Australia - 2.78%
New South Wales Treasury Corp., Series 12 6.000%, 05/01/2012	AUD	5,254,000	4,516,738	1.20%
New South Wales Treasury Corp., Series 14 5.500%, 08/01/2014		6,920,000	5,932,567	1.58%

			10,449,305
Brazil - 3.11%
Federative Republic of Brazil 10.250%, 01/10/2028	BRL	20,880,000	11,669,086	3.11%
Canada - 3.18%
Province of Ontario 4.500%, 03/08/2015	CAD	4,024,000	4,054,278	1.08%
Province of Ontario, Series GMTN 6.250%, 06/16/2015	NZD	6,527,000	4,663,059	1.24%
Province of Quebec 5.250%, 10/01/2013	CAD	2,986,000	3,055,815	0.81%
OTHER SECURITIES			176,495	0.05%

			11,949,647
Colombia - 0.03%			123,090	0.03%
France - 0.34%			1,267,655	0.34%
Germany - 0.94%
Federal Republic of Germany, Series 152 3.500%, 04/12/2013	EUR	1,974,000	2,599,583	0.69%
OTHER SECURITIES			945,704	0.25%

			3,545,287
Indonesia - 0.45%			1,703,592	0.45%
Malaysia - 0.15%			562,438	0.15%
New Zealand - 0.43%			1,617,877	0.43%
Norway - 2.70%
Government of Norway 4.500%, 05/22/2019	NOK	29,702,000	5,044,313	1.34%
Government of Norway 5.000%, 05/15/2015		29,898,000	5,115,470	1.36%

			10,159,783

The accompanying notes are an integral part of the financial statements.

32

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

		Shares or Principal Amount	Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Philippines - 0.41%			$1,530,420	0.41%
Singapore - 0.31%			1,164,413	0.31%
South Korea - 0.65%			2,446,970	0.65%
Sweden - 2.18%
Kingdom of Sweden 3.750%, 08/12/2017	SEK	23,900,000	3,324,455	0.88%
Kingdom of Sweden, Series 1047 5.000%, 12/01/2020		22,000,000	3,408,902	0.91%
OTHER SECURITIES			1,470,533	0.39%
			8,203,890

Ukraine - 0.06%			226,012	0.06%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $65,638,368)			$66,619,465

CORPORATE BONDS - 56.89%
Basic Materials - 4.62%
CII Carbon LLC 11.125%, 11/15/2015 (S)		$3,660,000	3,559,350	0.95%
OTHER SECURITIES			13,792,008	3.67%

			17,351,358
Communications - 13.97%
CCH II LLC / CCH II Capital Corp. 13.500%, 11/30/2016		7,170,720	8,353,889	2.22%
Intelsat Luxembourg SA 11.250%, 02/04/2017		4,045,000	4,095,562	1.09%
Sirius XM Radio, Inc. 8.750%, 04/01/2015 (S)		4,800,000	4,728,000	1.26%
Sprint Capital Corp. 8.750%, 03/15/2032		3,550,000	3,390,250	0.90%
West Corp. 11.000%, 10/15/2016		3,360,000	3,418,800	0.91%
XM Satellite Radio, Inc. 11.250%, 06/15/2013 (S)		3,575,000	3,816,313	1.02%
XM Satellite Radio, Inc. 13.000%, 08/01/2013 (S)		6,965,000	7,609,263	2.02%
OTHER SECURITIES			17,103,808	4.55%

			52,515,885
Consumer, Cyclical - 13.95%
CCM Merger, Inc. 8.000%, 08/01/2013 (S)		5,060,000	4,629,900	1.23%
Exide Technologies, Series B 10.500%, 03/15/2013		3,170,000	3,201,700	0.85%
Jacobs Entertainment, Inc. 9.750%, 06/15/2014		2,755,000	2,562,150	0.68%
Mohegan Tribal Gaming Authority 7.125%, 08/15/2014		4,175,000	3,016,437	0.80%
MTR Gaming Group, Inc. 12.625%, 07/15/2014		3,525,000	3,533,812	0.94%
MTR Gaming Group, Inc., Series B 9.000%, 06/01/2012		3,345,000	2,542,200	0.68%
Turning Stone Resort Casino Enterprises 9.125%, 09/15/2014 (S)		3,665,000	3,655,837	0.97%
OTHER SECURITIES			29,293,781	7.80%

			52,435,817
Consumer, Non-cyclical - 2.97%
Hanger Orthopedic Group, Inc. 10.250%, 06/01/2014		$2,815,000	$2,941,675	0.78%
OTHER SECURITIES			8,240,459	2.19%

			11,182,134
Diversified - 0.11%			434,256	0.11%
Energy - 3.11%
Drummond Company, Inc. 7.375%, 02/15/2016		4,540,000	4,267,600	1.14%
McMoRan Exploration Company 11.875%, 11/15/2014		3,255,000	3,320,100	0.88%
OTHER SECURITIES			4,096,336	1.09%

			11,684,036
Financial - 10.95%
European Investment Bank, Series MTN 5.375%, 05/20/2014	AUD	3,030,000	2,544,142	0.68%
GE Capital Australia Funding Property, Ltd., MTN 6.500%, 11/15/2011	AUD	3,210,000	2,702,602	0.72%
General Electric Capital Corp., Series GMTN 7.625%, 12/10/2014	NZD	4,415,000	3,191,811	0.85%
Inter-American Development Bank, Series INTL 7.250%, 05/24/2012	NZD	6,065,000	4,388,085	1.17%
International Finance Corp., Series MTN 7.500%, 02/28/2013	AUD	3,327,000	2,964,677	0.79%
Realogy Corp. 10.500%, 04/15/2014		$3,560,000	3,017,100	0.80%
Realogy Corp., PIK 11.000%, 04/15/2014		3,886,603	3,245,314	0.86%
OTHER SECURITIES			19,095,560	5.08%

			41,149,291
Industrial - 6.33%
Mueller Water Products, Inc. 7.375%, 06/01/2017		3,400,000	2,983,500	0.79%
Viterra, Inc. 8.500%, 07/07/2014	CAD	5,210,000	5,256,249	1.40%
OTHER SECURITIES			15,556,545	4.14%

			23,796,294
Technology - 0.34%			1,285,594	0.34%
Utilities - 0.54%			2,022,900	0.54%

TOTAL CORPORATE BONDS (Cost $210,207,258)			$213,857,565

CONVERTIBLE BONDS - 1.75%
Communications - 1.22%
XM Satellite Radio, Inc. 7.000%, 12/01/2014 (S)		$4,075,000	3,787,713	1.01%
OTHER SECURITIES			794,006	0.21%

			4,581,719
Consumer, Cyclical - 0.32%			1,189,282	0.32%
Financial - 0.17%			650,419	0.17%
Industrial - 0.04%			147,000	0.04%

TOTAL CONVERTIBLE BONDS (Cost $4,033,341)			$6,568,420

The accompanying notes are an integral part of the financial statements.

33

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

	Shares or Principal Amount	Value	% of Net Assets

MUNICIPAL BONDS - 0.20%
California - 0.13%		$496,994	0.13%
District of Columbia - 0.07%		257,220	0.07%

TOTAL MUNICIPAL BONDS (Cost $634,536)		$754,214

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.97%
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 6.009% 12/10/2049 (P)	$3,635,000	3,757,102	1.00%
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A 6.055% 11/25/2034 (P)	2,818,708	2,812,831	0.75%
Washington Mutual, Inc., Series 2005-AR13, Class X IO 1.684% 10/25/2045	91,222,096	2,850,691	0.76%
OTHER SECURITIES		16,781,493	4.46%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $22,947,226)		$26,202,117

ASSET BACKED SECURITIES - 1.98%
Dominos Pizza Master Issuer LLC, 5.261%, 04/25/2037 (S)	3,245,000	2,998,249	0.80%
OTHER SECURITIES		4,439,533	1.18%

TOTAL ASSET BACKED
SECURITIES (Cost $6,658,104)		$7,437,782

TERM LOANS (M) - 5.65%
Basic Materials - 0.81%
AbitibiBowater, Inc. 11.000%, 03/30/2011 (H)	3,165,000	3,048,949	0.81%
Communications - 0.91%		3,425,933	0.91%
Consumer, Cyclical - 2.87%
Delta Airlines, Inc. 3.548%, 04/30/2014	5,108,382	4,546,460	1.21%
Michaels Stores, Inc. 2.761%, 10/31/2013	2,831,054	2,625,803	0.70%
OTHER SECURITIES		3,600,511	0.96%

		10,772,774
Consumer, Non-cyclical - 0.36%		1,352,453	0.36%
Financial - 0.70%
CIT Group, Inc. 9.500%, 01/18/2012	2,567,400	2,622,386	0.70%

TOTAL TERM LOANS (Cost $20,003,235)		$21,222,495

COMMON STOCKS - 4.21%
Consumer Discretionary - 2.90%

Charter Communications, Inc., Class A (I)	108,651	3,835,380	1.02%
Lear Corp. (I)	80,334	5,318,111	1.41%
OTHER SECURITIES		1,741,165	0.47%

		10,894,656
Energy - 0.06%		226,392	0.06%
Financials - 1.13%		4,257,143	1.13%
Materials - 0.09%		331,248	0.09%
Telecommunication Services - 0.03%		134,719	0.03%

TOTAL COMMON STOCKS (Cost $15,656,935)		$15,844,158

PREFERRED STOCKS - 2.13%
Consumer Discretionary - 0.52%		$1,977,300	0.52%
Financials - 1.61%
Bank of America Corp., Series L, 7.250%	3,500	3,178,000	0.85%
OTHER SECURITIES		2,860,030	0.76%

		6,038,030

TOTAL PREFERRED STOCKS (Cost $7,755,671)		$8,015,330

OPTIONS PURCHASED - 0.15%
Call Options - 0.04%		128,807	0.04%
Put Options - 0.11%		427,529	0.11%

TOTAL OPTIONS PURCHASED (Cost $756,810)		$556,336

SHORT-TERM INVESTMENTS - 0.67%
Repurchase Agreement - 0.67%		2,506,617	0.67%

TOTAL SHORT-TERM
INVESTMENTS (Cost $2,506,617)		$2,506,617

Total Investments (Strategic Income Opportunities
Trust (formerly Strategic Income Trust)) (Cost $356,798,101) - 98.32%		$369,584,499	98.32%
Other Assets And Liabilities, Net - 1.68%		6,305,216	1.68%

TOTAL NET ASSETS - 100.00%		$375,889,715	100.00%

The portfolio had the following country concentration as a percentage of net assets on 6-30-10:

United States	64%

Canada	7%

Australia	5%

Brazil	4%

Norway	3%

Sweden	3%

Germany	3%

New Zealand	2%

Other Countries	7%

Short-Term Investments & Other	2%

Total Return Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.20%
Federal Home Loan Mortgage Corp. - 0.96%
1.125%, 06/01/2011 to 07/27/2012	$28,900,000	29,097,432	0.82%
OTHER SECURITIES		4,740,165	0.14%

		33,837,597
Federal National Mortgage Association - 13.81%
1.750%, 05/07/2013	20,600,000	20,976,320	0.59%
4.500%, TBA	88,000,000	90,916,287	2.57%

The accompanying notes are an integral part of the financial statements.

34

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.500%, 11/01/2032 to 08/01/2038	$83,860,932	$90,219,688	2.55%
6.000%, TBA	31,000,000	33,559,454	0.95%
6.000%, 12/01/2016 to 01/01/2039	212,054,485	230,302,362	6.51%
OTHER SECURITIES		22,624,694	0.64%

		488,598,805
Government National Mortgage Association - 0.14%		5,147,784	0.14%
Federal Home Loan Bank - 0.13%		4,508,686	0.13%
Small Business Administration - 0.14%		5,138,924	0.14%
Treasury Inflation Protected Securities (D) - 0.06%		1,991,896	0.06%
U.S. Treasury Bonds - 3.57%
4.375%, 02/15/2038 (F)	36,000,000	38,925,000	1.10%
4.375%, 11/15/2039 to 05/15/2040	24,300,000	26,269,328	0.74%
4.625%, 02/15/2040	27,000,000	30,349,674	0.86%
OTHER SECURITIES		30,917,454	0.87%

		126,461,456
U.S. Treasury Notes - 34.39%
0.625%, 06/30/2012	111,350,000	111,358,908	3.15%
0.750%, 05/31/2012 (F)	297,100,000	297,958,619	8.42%
1.125%, 06/15/2013	60,800,000	61,037,500	1.72%
1.375%, 03/15/2013 to 05/15/2013	52,900,000	53,553,977	1.51%
1.875%, 06/30/2015	53,200,000	53,403,650	1.51%
2.125%, 05/31/2015	65,100,000	66,208,735	1.87%
2.500%, 04/30/2015 to 06/30/2017	168,900,000	170,123,199	4.81%
2.750%, 05/31/2017 to 02/15/2019	46,800,000	47,441,868	1.34%
3.125%, 04/30/2017	73,200,000	76,516,838	2.16%
3.375%, 11/15/2019	24,100,000	24,960,442	0.71%
3.500%, 05/15/2020	146,500,000	153,321,026	4.33%
3.625%, 08/15/2019 to 02/15/2020	86,100,000	91,000,002	2.57%
OTHER SECURITIES		10,095,037	0.29%

		1,216,979,801

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,842,487,573)		$1,882,664,949

FOREIGN GOVERNMENT
OBLIGATIONS - 1.05%
Brazil - 0.04%		1,453,047	0.04%
Canada - 0.16%		5,836,495	0.16%
China - 0.02%		540,032	0.02%
France - 0.35%		12,408,770	0.35%
South Africa - 0.01%		526,250	0.01%
South Korea - 0.47%		16,592,542	0.47%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $37,201,219)		$37,357,136

CORPORATE BONDS - 26.55%
Basic Materials - 0.29%		$10,156,240	0.29%
Communications - 0.69%		24,487,343	0.69%
Consumer, Cyclical - 0.00%		49,413	0.00%
Consumer, Non-cyclical - 1.13%
President and Fellows of Harvard College 6.500%, 01/15/2039 (S)	$21,300,000	26,699,124	0.75%
OTHER SECURITIES		13,134,203	0.38%

		39,833,327
Energy - 0.40%		14,313,690	0.40%
Financial - 23.69%
Ally Financial, Inc. 5.375%, 06/06/2011	16,700,000	16,637,375	0.47%
ASIF I 0.466%, 07/26/2010 (P)	41,535,000	41,393,033	1.17%
Bank of America Corp. 6.500%, 08/01/2016	15,700,000	16,990,885	0.48%
Barclays Bank PLC 5.450%, 09/12/2012	32,500,000	34,538,335	0.98%
Citigroup, Inc. 5.500%, 08/27/2012 to 04/11/2013	14,700,000	15,291,593	0.43%
Dexia Credit Local 0.938%, 03/05/2013 (S)(P)	25,700,000	25,707,325	0.73%
FIH Erhvervsbank A/S 0.907%, 06/13/2013 (P)(S)	40,100,000	40,030,106	1.13%
ING Bank NV 1.333%, 03/30/2012 (S)(P)	30,400,000	30,399,942	0.86%
International Lease Finance Corp. 4.950%, 02/01/2011	21,100,000	20,783,500	0.59%
Intesa Sanpaolo/New York 2.375%, 12/21/2012	21,100,000	20,919,679	0.59%
Lloyds TSB Bank PLC (12.000% to 12/16/2024, then 3 month LIBOR + 11.750)% (S)(Q)	14,700,000	14,702,989	0.42%
Metropolitan Life Global Funding I 0.927%, 07/13/2011 (S)(P)	19,900,000	19,878,528	0.56%
Santander US Debt SA Unipersonal 1.333%, 03/30/2012 (S)(P)	22,700,000	22,028,784	0.62%
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%) (Q)	75,400,000	77,662,000	2.19%
OTHER SECURITIES		441,446,140	12.47%

		838,410,214
Technology - 0.18%		6,388,579	0.18%
Utilities - 0.17%		5,977,079	0.17%

TOTAL CORPORATE BONDS (Cost $940,550,445)		$939,615,885

CONVERTIBLE BONDS - 0.46%
Energy - 0.46%
Transocean, Inc. 1.500%, 12/15/2037	18,400,000	16,330,000	0.46%

TOTAL CONVERTIBLE BONDS (Cost $17,092,632)		$16,330,000

The accompanying notes are an integral part of the financial statements.

35

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

MUNICIPAL BONDS - 2.52%
Alaska - 0.22%		$7,671,720	0.22%
California - 0.62%		21,818,271	0.62%
Illinois - 0.48%		17,030,721	0.48%
Iowa - 0.20%		7,280,635	0.20%
Nebraska - 0.02%		563,330	0.02%
Nevada - 0.42%		14,893,290	0.42%
New Jersey - 0.43%
New Jersey State Turnpike Authority	$12,000,000	15,125,040	0.43%
New York - 0.03%		1,081,240	0.03%
North Carolina - 0.09%		3,297,780	0.09%
Rhode Island - 0.01%		473,615	0.01%
Wisconsin - 0.00%		139,751	0.00%

TOTAL MUNICIPAL BONDS (Cost $83,144,845)		$89,375,393

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.96%
Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-2,
Class A1
2.760% 03/25/2035 (P)	16,825,246	15,581,844	0.44%
OTHER SECURITIES		159,872,109	4.52%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $187,038,086)		$175,453,953

ASSET BACKED SECURITIES - 0.82%
SLM Student Loan Trust,
Series 2008-9, Class A,
1.816%, 04/25/2023 (P)	18,732,227	19,363,932	0.55%
OTHER SECURITIES		9,657,322	0.27%

TOTAL ASSET BACKED
SECURITIES (Cost $28,859,722)		$29,021,254

TERM LOANS - 0.03%
Financial - 0.03%		971,500	0.03%

TOTAL TERM LOANS (Cost $985,447)		$971,500

PREFERRED STOCKS - 0.22%
Financials - 0.22%		7,779,588	0.22%

TOTAL PREFERRED STOCKS (Cost $10,336,921)		$7,779,588

SHORT-TERM INVESTMENTS - 18.39%
Repurchase Agreement - 7.49%
Morgan Stanley Tri-Party Repurchase Agreement dated 06/30/2010 at 0.010% to be repurchased at $158,000,044 on 07/01/2010, collateralized by $154,050,000 U.S. Treasury Bonds, 4.375% due 11/15/2039 (valued at $168,612,539, including interest)	158,000,000	158,000,000	4.46%
TD Securities Tri-Party Repurchase Agreement dated 06/30/2010 at 0.010% to be repurchased at $99,500,027 on 07/01/2010, collateralized by $100,709,000 U.S. Treasury Notes, 1.000% due 10/31/2011 (valued at $101,631,254, including interest).	99,500,000	99,500,000	2.81%
OTHER SECURITIES		$7,457,000	0.22%

		264,957,000
Short-Term Securities* - 10.90%
Federal Home Loan Mortgage Corp. Discount Notes, 0.020, 07/08/2010	$34,700,000	34,698,651	0.98%
Federal Home Loan Mortgage Corp. Discount Notes, 0.126%, 07/23/2010	100,000,000	99,987,472	2.83%
Federal Home Loan Mortgage Corp. Discount Notes, 0.159%, 08/11/2010	24,000,000	23,993,440	0.68%
Federal Home Loan Mortgage Corp. Discount Notes, 0.176%, 08/17/2010	34,700,000	34,689,127	0.98%
Federal Home Loan Mortgage Corp. Discount Notes, 0.176%, 10/13/2010	88,000,000	87,936,444	2.48%
Federal National Mortgage Association Discount Notes, 0.152%, 08/09/2010	42,000,000	41,989,990	1.19%
Federal National Mortgage Association Discount Notes, 0.171%, 10/13/2010	44,000,000	43,969,493	1.24%
OTHER SECURITIES		18,532,418	0.52%

		385,797,035

TOTAL SHORT-TERM
INVESTMENTS (Cost $650,754,035)		$650,754,035

Total Investments (Total Return Trust) (Cost $3,798,450,925) - 108.20%		$3,829,323,693	108.20%
Other Assets And Liabilities, Net - (8.20)%		(290,328,617)	(8.20)%

TOTAL NET ASSETS - 100.00%		$3,538,995,076	100.00%

SCHEDULE OF SECURITIES SOLD
SHORT - (0.55)%
Federal National Mortgage Association
6.000%, TBA	(18,000,000)	(19,522,969)

TOTAL SCHEDULE OF SECURITIES SOLD
SHORT (Cost $(19,563,594))		$(19,522,969)

U.S. High Yield Bond Trust

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS - 70.93%
Basic Materials - 0.43%		$1,218,665	0.43%
Communications - 17.60%
Barrington Broadcasting Group LLC 10.500%, 08/15/2014	3,550,000	3,283,750	1.14%
CC Holdings GS V LLC 7.750%, 05/01/2017 (S)	2,075,000	2,194,312	0.76%
Charter Communications Operating LLC 8.000%, 04/30/2012 (S)	3,951,000	4,109,040	1.43%
Cricket Communications, Inc. 9.375%, 11/01/2014	2,830,000	2,872,450	1.00%
EchoStar DBS Corp. 6.375%, 10/01/2011	2,150,000	2,219,875	0.77%
Intelsat Corp.

The accompanying notes are an integral part of the financial statements.

36

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Communications (continued)
9.250%, 08/15/2014 to 06/15/2016	$5,388,000	$5,568,438	1.94%
MetroPCS Wireless, Inc. 9.250%, 11/01/2014	2,025,000	2,085,750	0.73%
Sprint Capital Corp. 8.750%, 03/15/2032	8,320,000	7,945,600	2.77%
OTHER SECURITIES		20,284,447	7.06%

		50,563,662
Consumer, Cyclical - 8.42%
AMC Entertainment, Inc. 8.750%, 06/01/2019	2,650,000	2,663,250	0.93%
Cinemark USA, Inc. 8.625%, 06/15/2019	3,250,000	3,266,250	1.14%
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,255,000	2,012,587	0.70%
Greektown Superholdings, Inc. 13.000%, 07/01/2015 (I)(S)	4,550,000	4,845,750	1.69%
O’Charleys, Inc. 9.000%, 11/01/2013	1,900,000	1,900,000	0.66%
OTHER SECURITIES		9,500,375	3.30%

		24,188,212
Consumer, Non-cyclical - 16.81%
Biomet, Inc. 11.625%, 10/15/2017	1,950,000	2,110,875	0.73%
Community Health Systems, Inc. 8.875%, 07/15/2015	2,295,000	2,366,719	0.82%
Cornell Companies, Inc. 10.750%, 07/01/2012	2,715,000	2,748,937	0.96%
HCA, Inc., PIK 9.625%, 11/15/2016	1,718,000	1,838,260	0.64%
Iron Mountain, Inc. 8.000%, 06/15/2020	1,775,000	1,801,625	0.63%
KAR Holdings, Inc. 10.000%, 05/01/2015	7,905,000	8,063,100	2.81%
Lender Processing Services, Inc. 8.125%, 07/01/2016	2,400,000	2,526,000	0.88%
NCO Group, Inc. 11.875%, 11/15/2014	3,050,000	2,897,500	1.01%
Service Corp. International 7.500%, 04/01/2027	4,310,000	3,814,350	1.33%
The Cooper Companies, Inc. 7.125%, 02/15/2015	2,675,000	2,681,687	0.93%
OTHER SECURITIES		17,454,012	6.07%

		48,303,065
Energy - 4.94%
Sabine Pass LNG LP 7.500%, 11/30/2016	6,375,000	5,307,188	1.85%
OTHER SECURITIES		8,886,812	3.09%

		14,194,000
Financial - 9.99%
American General Finance Corp., MTN 6.900%, 12/15/2017	2,525,000	2,010,531	0.70%
CIT Group, Inc. 7.000%, 05/01/2013 to 05/01/2017	6,436,821	5,913,199	2.06%
El Paso Performance-Linked Trust 7.750%, 07/15/2011 (S)	2,475,000	2,551,188	0.89%
Ford Motor Credit Company LLC 7.000%, 10/01/2013	1,810,000	1,845,588	0.64%
Ford Motor Credit Company LLC 8.000%, 12/15/2016	2,400,000	2,454,218	0.85%
HUB International Holdings, Inc. 10.250%, 06/15/2015 (S)	2,575,000	2,362,563	0.82%
Nuveen Investments, Inc., 5.500%, 09/15/2015	$2,875,000	$2,070,000	0.72%
Nuveen Investments, Inc. 10.500%, 11/15/2015	2,120,000	1,844,400	0.64%
OTHER SECURITIES		7,655,683	2.67%

		28,707,370
Industrial - 3.94%
General Maritime Corp. 12.000%, 11/15/2017 (S)	2,175,000	2,218,500	0.77%
Gulfmark Offshore, Inc. 7.750%, 07/15/2014	2,600,000	2,470,000	0.86%
OTHER SECURITIES		6,616,690	2.31%

		11,305,190
Technology - 4.33%

First Data Corp., PIK 10.550%, 09/24/2015	5,236,634	3,835,834	1.34%
SunGard Data Systems, Inc. 10.250%, 08/15/2015	4,715,000	4,868,238	1.69%
OTHER SECURITIES		3,742,150	1.30%

		12,446,222
Utilities - 4.47%
Calpine Corp. 7.250%, 10/15/2017 (S)	3,369,000	3,234,240	1.13%
Ipalco Enterprises, Inc. 7.250%, 04/01/2016 (S)	3,460,000	3,537,850	1.23%
NRG Energy, Inc. 7.375%, 02/01/2016 to 01/15/2017	5,659,000	5,615,705	1.95%
OTHER SECURITIES		456,188	0.16%

		12,843,983

TOTAL CORPORATE BONDS (Cost $183,517,211)		$203,770,369

TERM LOANS - 21.17%
Basic Materials - 0.97%		2,798,118	0.97%
Communications - 3.16%
Intelsat Subsidiary Holding Company SA 2.792%, 07/03/2013	2,053,579	1,931,391	0.67%
OTHER SECURITIES		7,154,504	2.49%

		9,085,895
Consumer, Cyclical - 7.48%
Ford Motor Company 3.331%, 12/16/2013	4,025,041	3,798,632	1.32%
Greektown Holdings LLC 14.500%, 09/30/2010	3,375,940	3,409,699	1.19%
Greektown Holdings LLC, PIK 7.000%, 12/03/2012	1,793,884	1,811,823	0.63%
Greenwood Racing, Inc. 2.610%, 11/28/2011	2,413,697	2,335,252	0.81%
Penn National Gaming, Inc. 2.097%, 10/03/2012	2,762,608	2,655,988	0.92%
OTHER SECURITIES		7,488,976	2.61%

		21,500,370
Consumer, Non-cyclical - 2.57%		7,366,164	2.57%
Energy - 0.21%		607,324	0.21%
Financial - 3.17%
Capital Automotive Real Estate Investment Trust 2.860%, 12/14/2012	3,428,008	3,171,764	1.10%

The accompanying notes are an integral part of the financial statements.

37

JOHN HANCOCK TRUST
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

TERM LOANS (continued)
Financial (continued)
OTHER SECURITIES		$5,940,244	2.07%

		9,112,008
Industrial - 0.93%		2,655,056	0.93%
Technology - 0.63%		1,804,589	0.63%
Utilities - 2.05%
Texas Competitive Electric Holdings
Company LLC
3.851%, 10/10/2014	$7,506,055	5,527,504	1.92%
OTHER SECURITIES		362,820	0.13%

		5,890,324

TOTAL TERM LOANS (Cost $57,531,024)		$60,819,848

ASSET BACKED SECURITIES - 0.40%		1,144,375	0.40%

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,978)		$1,144,375

COMMON STOCKS - 1.05%
Consumer Discretionary - 0.42%		1,197,918	0.42%
Financials - 0.63%
CIT Group, Inc. (I)(L)	53,682	1,817,673	0.63%

TOTAL COMMON STOCKS (Cost $3,871,978)		$3,015,591

PREFERRED STOCKS - 0.07%
Consumer Discretionary - 0.07%		211,000	0.07%

TOTAL PREFERRED STOCKS (Cost $211,000)		$211,000

WARRANTS - 0.00%
Telecommunication Services - 0.00%		0	0.00%

TOTAL WARRANTS (Cost $680,016)		$0

SHORT-TERM INVESTMENTS - 4.33%
Repurchase Agreement - 2.29%
Repurchase Agreement with State Street Corp., dated 06/30/2010 at 0.010% to be repurchased at $6,581,969 on 07/01/2010, collateralized by $6,390,000 U.S. Treasury Notes, 3.125%, 04/30/2017 (valued at $6,719,635, including interest)	6,581,967	6,581,967	2.29%
Short-Term Securities* - 1.44%
State Street Institutional Liquid Reserves Fund, 0.1563%	4,124,748	4,124,748	1.44%
Securities Lending Collateral - 0.60%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	172,343	1,724,982	0.60%

TOTAL SHORT-TERM
INVESTMENTS (Cost $12,431,714)		$12,431,697

Total Investments (U.S. High Yield Bond Trust) (Cost $259,492,921) - 97.95%		$281,392,880	97.95%
Other Assets And Liabilities, Net - 2.05%		5,898,271	2.05%

TOTAL NET ASSETS - 100.00%		$287,291,151	100.00%

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

AUD	- Australian Dollar

BRL	- Brazilian Real

CAD	- Canadian Dollar

EUR	- Euro

GBP	- British Pound

JPY	- Japanese Yen

MXN	- Mexican Peso

NZD	- New Zealand Dollar

NOK	- Norwegian Kroner

SEK	- Swedish Krona

Key to Security Abbreviations and Legend

EURIBOR	- Euro Interbank Offered Rate

EMTN	- Euro Medium Term Note

GMTN	- Global Medium Term Note

IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)

LIBOR	- London Interbank Offered Rate

MTN	- Medium Term Note

PIK	- Paid In Kind

TBA	- To Be Announced

(D)	Principal amount of security is adjusted for inflation.

(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and /or futures contracts.

(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I)	Non-income producing security.

(J)	Defaulted security beyond maturity date.

(L)	All or a portion of the security is on loan as of June 30, 2010.

(M)

Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled. Unsettled term loan rates are determined at time of settlement as noted in the descriptions below.

(N)	Variable rate preferred stock.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date.

(S)

The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(X)	These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.

(Y)	The rate shown is the annualized seven-day yield as of June 30, 2010.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

38

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Active Bond Trust	Bond Trust	Core Bond Trust	Floating Rate Income Trust
Investments in unaffiliated issuers, at value	$1,399,773,171	$3,559,011,311	$1,735,869,096	$243,310,580
Investments in affiliated issuers, at value (Note 2)	—	—	—	294,391
Securities loaned, at value (Note 2)	—	—	—	265,205
Repurchase agreements, at value (Note 2)	16,085,000	105,000	—	12,687,378
Total investments, at value	1,415,858,171	3,559,116,311	1,735,869,096	256,557,554
Cash	693	397	—	—
Foreign currency, at value	6,776,609	—	—	—
Cash held at broker for futures contracts	36,825	117,450	—	—
Receivable for investments sold	2,113,818	48,026,546	74,040,762	21,661,885
Receivable for delayed delivery securities sold	10,595,313	44,006	225,441,998	—
Receivable for fund shares sold	—	—	118,782	—
Dividends and interest receivable	17,039,376	31,006,242	8,787,840	1,827,053
Receivable for securities lending income	—	—	—	768
Receivable for futures variation margin	20,547	64,689	—	—
Other assets	94,239	—	75	147,481
Total assets	1,452,535,591	3,638,375,641	2,044,258,553	280,194,741

Liabilities
Due to custodian	—	—	840,566	399,230
Payable for investments purchased	1,043,900	92,250,200	66,923,474	6,573,378
Payable for delayed delivery securities purchased	45,836,875	94,725,000	392,518,723	—
Payable for fund shares repurchased	25,608,794	—	4,087	1,424,734
Payable upon return of securities loaned (Note 2)	—	—	—	293,625
Investments sold short, at value (Note 2)	—	—	78,173,866	—
Payable to affiliates (Note 5)
Accounting and legal services fees	17,154	38,696	17,499	3,812
Trustees’ fees	5,691	805	1,609	2,527
Other liabilities and accrued expenses	159,958	162,064	81,917	68,007
Total liabilities	72,672,372	187,176,765	538,561,741	8,765,313

Net assets
Capital paid-in	$1,368,543,943	$3,327,941,431	$1,403,345,768	$221,252,290
Undistributed net investment income	67,980,145	43,993,010	25,521,310	22,982,781
Accumulated undistributed net realized gain (loss) on investments	(24,530,394)	14,095,279	42,287,987	19,717,916
Net unrealized appreciation (depreciation) on investments	(32,130,475)	65,169,156	34,541,747	7,476,441
Net assets	$1,379,863,219	$3,451,198,876	$1,505,696,812	$271,429,428
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,447,260,692	$3,493,926,118	$1,701,152,233	$248,786,735
Investments in affiliated issuers, at cost	—	—	—	$294,378
Foreign currency, at cost	$7,467,495	—	—	—
Proceeds received on short sales	—	—	$77,998,750	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$78,396,487	—	$1,363,081	—
Shares outstanding	7,970,205	—	97,442	—
Net asset value, offering price and redemption price per share	$9.84	—	$13.99	—

Series II
Net assets	$338,474,322	—	$14,529,664	—
Shares outstanding	34,416,356	—	1,040,389	—
Net asset value, offering price and redemption price per share	$9.83	—	$13.97	—

Series NAV
Net assets	$962,992,410	$3,451,198,876	$1,489,804,067	$271,429,428
Shares outstanding	97,826,560	254,913,581	106,790,892	21,779,175
Net asset value, offering price and redemption price per share	$9.84	$13.54	$13.95	$12.46

39

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Global Bond Trust	High Income Trust	High Yield Trust	Income Trust
Investments in unaffiliated issuers, at value	$913,381,078	$227,085,896	$898,810,055	$407,095,638
Investments in affiliated issuers, at value (Note 2)	—	—	2,082,368	19,852,539
Securities loaned, at value (Note 2)	—	—	2,008,684	19,347,790
Repurchase agreements, at value (Note 2)	29,468,000	33,370,269	241,000	6,221,000
Total investments, at value	942,849,078	260,456,165	903,142,107	452,516,967
Cash	—	902	—	946
Foreign currency, at value	4,763,662	457,192	273,348	5,044
Receivable for investments sold	100,041,129	4,366,139	11,860,408	—
Receivable for delayed delivery securities sold	—	7,403,736	—	—
Receivable for forward foreign currency exchange contracts (Note 3)	17,532,426	15,709	86,206	—
Receivable for fund shares sold	—	68,497	9,279	—
Dividends and interest receivable	11,300,069	4,114,736	20,969,002	4,707,735
Receivable for securities lending income	—	—	4,598	2,690
Swap contracts, at value (Note 3)	8,787,430	—	—	—
Receivable for futures variation margin	489,331	—	176,281	—
Other assets	167,749	44	178	28
Total assets	1,085,930,874	276,883,120	936,521,407	457,233,410

Liabilities
Due to custodian	1,650,453	—	334,513	—
Payable for collateral held by Portfolio	17,090,000	—	—	—
Payable for investments purchased	99,207,536	33,299,655	2,763,292	4,175,566
Payable for delayed delivery securities purchased	—	758,005	—	—
Payable for forward foreign currency exchange contracts (Note 3)	2,570,134	—	—	—
Payable for fund shares repurchased	9,723,185	—	9,084,801	385,007
Payable upon return of securities loaned (Note 2)	—	—	2,082,200	19,848,409
Written options, at value (Note 3)	1,926,095	—	—	—
Swap contracts, at value (Note 3)	1,050,230	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	11,391	3,538	12,971	5,298
Trustees’ fees	2,316	1,911	6,969	849
Other liabilities and accrued expenses	196,534	214,538	164,782	64,068
Total liabilities	133,427,874	34,277,647	14,449,528	24,479,197

Net assets
Capital paid-in	$996,819,860	$272,220,951	$1,210,775,981	$523,868,636
Undistributed net investment income	24,813,771	40,607,102	105,734,565	28,486,946
Accumulated undistributed net realized gain (loss) on investments	(55,813,025)	(61,529,628)	(367,869,300)	(72,674,198)
Net unrealized appreciation (depreciation) on investments	(13,317,606)	(8,692,952)	(26,569,367)	(46,927,171)
Net assets	$952,503,000	$242,605,473	$922,071,879	$432,754,213
Investments in unaffiliated issuers, including repurchase agreements, at cost	$980,385,134	$269,161,828	$927,297,673	$479,592,187
Investments in affiliated issuers, at cost	—	—	$2,082,350	$19,850,833
Foreign currency, at cost	$4,754,086	$457,811	$293,042	$5,603
Premiums received on written options	$1,214,558	—	—	—
Net unamortized upfront payment on swaps	$1,226,495	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$90,082,135	—	$69,821,468	—
Shares outstanding	7,188,297	—	8,226,086	—
Net asset value, offering price and redemption price per share	$12.53	—	$8.49	—

Series II
Net assets	$183,219,177	$18,948,240	$63,137,667	—
Shares outstanding	14,730,356	1,857,071	7,384,935	—
Net asset value, offering price and redemption price per share	$12.44	$10.20	$8.55	—

Series NAV
Net assets	$679,201,688	$223,657,233	$789,112,744	$432,754,213
Shares outstanding	54,357,920	22,091,715	93,475,563	43,034,296
Net asset value, offering price and redemption price per share	$12.49	$10.12	$8.44	$10.06

40

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Investment Quality Bond Trust	Money Market Trust	Money Market Trust B	New Income Trust (formerly Spectrum Income Trust)
Investments in unaffiliated issuers, at value	$389,140,523	$4,379,777,824	$631,309,180	$2,538,089,401
Repurchase agreements, at value (Note 2)	1,025,000	—	—	2,324,067
Total investments, at value	390,165,523	4,379,777,824	631,309,180	2,540,413,468
Cash	973	4,288	501	599
Foreign currency, at value	—	—	—	1,049,073
Receivable for investments sold	14,328	—	—	1,194,764
Receivable for delayed delivery securities sold	—	—	—	11,790,284
Receivable for forward foreign currency exchange contracts (Note 3)	298,893	—	—	5,362,858
Receivable for fund shares sold	—	3,761,995	1,100,945	—
Dividends and interest receivable	5,720,309	2,510,664	586,388	19,857,173
Swap contracts, at value (Note 3)	104,320	—	—	—
Receivable due from adviser	—	26,505	4,165	—
Other assets	38	504	86	107
Total assets	396,304,384	4,386,081,780	633,001,265	2,579,668,326

Liabilities
Payable for investments purchased	94,826	—	—	42,029,373
Payable for delayed delivery securities purchased	1,301,409	—	—	11,739,344
Payable for forward foreign currency exchange contracts (Note 3)	358,070	—	—	3,853,908
Payable for fund shares repurchased	14,123,337	5,803,385	—	—
Swap contracts, at value (Note 3)	637,607	—	—	—
Payable for futures variation margin	60,038	—	—	5,266
Distributions payable	—	3,072	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	4,844	53,238	7,835	29,035
Trustees’ fees	1,099	9,569	1,839	1,552
Other liabilities and accrued expenses	69,516	394,612	80,671	174,567
Total liabilities	16,650,746	6,263,876	90,345	57,833,045

Net assets
Capital paid-in	$372,480,972	$4,376,821,202	$632,412,785	$2,408,821,929
Undistributed net investment income	12,475,422	27,103	—	43,322,497
Accumulated undistributed net realized gain (loss) on investments	(32,124,948)	2,969,599	498,135	(12,378,197)
Net unrealized appreciation (depreciation) on investments	26,822,192	—	—	82,069,052
Net assets	$379,653,638	$4,379,817,904	$632,910,920	$2,521,835,281
Investments in unaffiliated issuers, including repurchase agreements, at cost	$361,647,915	$4,379,777,824	$631,309,180	$2,459,209,047
Foreign currency, at cost	—	—	—	$1,063,316

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$192,771,172	$3,226,594,026	—	—
Shares outstanding	16,433,576	3,224,379,384	—	—
Net asset value, offering price and redemption price per share	$11.73	$1.00	—	—

Series II
Net assets	$164,329,938	$1,153,223,878	—	—
Shares outstanding	14,016,471	1,152,441,835	—	—
Net asset value, offering price and redemption price per share	$11.72	$1.00	—	—

Series NAV
Net assets	$22,552,528	—	$632,910,920	$2,521,835,281
Shares outstanding	1,926,895	—	632,412,777	186,979,393
Net asset value, offering price and redemption price per share	$11.70	—	$1.00	$13.49

41

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Real Return Bond Trust	Short Term Government Income Trust	Strategic Bond Trust	Strategic Income Opportunities Trust (formerly Strategic Income Trust)
Investments in unaffiliated issuers, at value	$194,520,541	$582,533,772	$321,329,798	$367,077,882
Investments in affiliated issuers, at value (Note 2)	—	6,451,736	20,255	—
Securities loaned, at value (Note 2)	—	—	18,290	—
Repurchase agreements, at value (Note 2)	16,907,000	1,074,000	13,500,000	2,506,617
Total investments, at value	211,427,541	590,059,508	334,868,343	369,584,499
Cash	32	665	—	—
Foreign currency, at value	101,243	—	471,594	2,056,435
Cash held at broker for futures contracts	—	—	—	276,900
Receivable for investments sold	2,554,306	358,931	770,084	1,171,618
Receivable for delayed delivery securities sold	249,982	5,856	19,322,155	—
Receivable for forward foreign currency exchange contracts (Note 3)	635,687	—	1,751,337	1,252,722
Receivable for fund shares sold	443,436	4,906,892	—	—
Dividends and interest receivable	1,058,690	3,560,147	3,555,077	8,070,319
Receivable for securities lending income	—	234	6	—
Swap contracts, at value (Note 3)	788,762	—	—	—
Receivable for futures variation margin	350	—	45,068	—
Other assets	250,073	—	700,519	53
Total assets	217,510,102	598,892,233	361,484,183	382,412,546

Liabilities
Due to custodian	—	—	133,517	287,816
Payable for collateral held by Portfolio	670,000	—	—	—
Payable for investments purchased	—	—	532,127	4,091,527
Payable for delayed delivery securities purchased	82,626,013	863,000	24,775,293	—
Payable for forward foreign currency exchange contracts (Note 3)	908,545	—	1,398,041	594,671
Payable for fund shares repurchased	—	—	3,307,906	1,423,113
Payable upon return of securities loaned (Note 2)	—	6,451,800	20,250	—
Written options, at value (Note 3)	314,524	—	328,578	—
Swap contracts, at value (Note 3)	294,873	—	1,199,170	—
Payable for futures variation margin	—	—	—	2,220
Payable to affiliates (Note 5)
Accounting and legal services fees	1,611	7,056	4,452	4,872
Trustees’ fees	3,840	718	1,898	1,763
Other liabilities and accrued expenses	87,567	115,937	139,248	116,849
Total liabilities	84,906,973	7,438,511	31,840,480	6,522,831

Net assets
Capital paid-in	$169,425,010	$578,569,057	$402,058,995	$333,515,902
Undistributed net investment income	9,450,894	2,546,946	16,475,731	31,643,312
Accumulated undistributed net realized gain (loss) on investments	(41,948,558)	3,125,351	(53,388,803)	(2,308,233)
Net unrealized appreciation (depreciation) on investments	(4,324,217)	7,212,368	(35,502,220)	13,038,734
Net assets	$132,603,129	$591,453,722	$329,643,703	$375,889,715
Investments in unaffiliated issuers, including repurchase agreements, at cost	$215,427,479	$576,395,340	$369,966,181	$356,798,101
Investments in affiliated issuers, at cost	—	$6,451,800	$20,251	—
Foreign currency, at cost	$100,283	—	$473,230	$2,050,459
Premiums received on written options	$730,766	—	$235,113	—
Net unamortized upfront payment on swaps	$45,274	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$8,857,528	$116,780,664	$93,383,865	$126,177,637
Shares outstanding	697,948	8,940,950	9,109,955	9,084,037
Net asset value, offering price and redemption price per share	$12.69	$13.06	$10.25	$13.89

Series II
Net assets	$91,899,395	$94,067,286	$78,694,769	$14,247,204
Shares outstanding	7,321,851	7,204,283	7,673,580	1,025,027
Net asset value, offering price and redemption price per share	$12.55	$13.06	$10.26	$13.90

Series NAV
Net assets	$31,846,206	$380,605,772	$157,565,069	$235,464,874
Shares outstanding	2,536,703	29,137,462	15,434,076	16,979,250
Net asset value, offering price and redemption price per share	$12.55	$13.06	$10.21	$13.87

42

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Total Return Trust	U.S. High Yield Bond Trust
Investments in unaffiliated issuers, at value	$3,564,366,693	$271,392,931
Investments in affiliated issuers, at value (Note 2)	—	1,724,982
Securities loaned, at value (Note 2)	—	1,693,000
Repurchase agreements, at value (Note 2)	264,957,000	6,581,967
Total investments, at value	3,829,323,693	281,392,880
Foreign currency, at value	1,876,635	—
Receivable for investments sold	27,016,250	12,403,601
Receivable for delayed delivery securities sold	145,914,297	—
Receivable for forward foreign currency exchange contracts (Note 3)	9,502,028	—
Receivable for fund shares sold	4,962,003	30
Dividends and interest receivable	18,512,209	4,542,308
Receivable for securities lending income	—	67
Swap contracts, at value (Note 3)	22,009,174	—
Other assets	237	60
Total assets	4,059,116,526	298,338,946

Liabilities
Due to custodian	770,264	311,208
Payable for collateral held by Portfolio	22,250,000	—
Payable for investments purchased	187,583,056	6,934,348
Payable for delayed delivery securities purchased	273,654,188	—
Payable for forward foreign currency exchange contracts (Note 3)	2,158,691	—
Payable for fund shares repurchased	104,345	1,973,719
Payable upon return of securities loaned (Note 2)	—	1,725,000
Written options, at value (Note 3)	12,163,102	—
Investments sold short, at value (Note 2)	19,522,969	—
Swap contracts, at value (Note 3)	1,375,592	—
Payable for futures variation margin	206,398	—
Payable to affiliates (Note 5)
Accounting and legal services fees	42,173	3,940
Trustees’ fees	5,190	2,480
Other liabilities and accrued expenses	285,482	97,100
Total liabilities	520,121,450	11,047,795

Net assets
Capital paid-in	$3,258,986,806	$241,483,518
Undistributed net investment income	77,928,930	28,281,183
Accumulated undistributed net realized gain (loss) on investments	145,649,623	(4,373,509)
Net unrealized appreciation (depreciation) on investments	56,429,717	21,899,959
Net assets	$3,538,995,076	$287,291,151
Investments in unaffiliated issuers, including repurchase agreements, at cost	$3,798,450,925	$257,767,922
Investments in affiliated issuers, at cost	—	$1,724,999
Foreign currency, at cost	$1,877,426	—
Proceeds received on short sales	$19,563,594	—
Premiums received on written options	$6,423,667	—
Net unamortized upfront payment on swaps	$10,375,411	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$358,976,108	$3,476,033
Shares outstanding	24,308,513	273,086
Net asset value, offering price and redemption price per share	$14.77	$12.73

Series II
Net assets	$381,921,522	$6,206,419
Shares outstanding	25,914,894	486,089
Net asset value, offering price and redemption price per share	$14.74	$12.77

Series NAV
Net assets	$2,798,097,446	$277,608,699
Shares outstanding	190,044,390	21,779,232
Net asset value, offering price and redemption price per share	$14.72	$12.75

43

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Active Bond Trust	Bond Trust	Core Bond Trust	Floating Rate Income Trust
Interest	$50,874,935	$44,557,464	$22,604,602	$16,149,890
Dividends	209,667	—	—	—
Securities lending	1,797	—	170	3,713
Less foreign taxes withheld	(33,446)	—	(22,325)	—
Total investment income	51,052,953	44,557,464	22,582,447	16,153,603

Expenses
Investment management fees (Note 5)	4,821,404	7,057,551	3,740,319	1,720,464
Series I distribution and service fees (Note 5)	20,008	—	358	—
Series II distribution and service fees (Note 5)	455,752	—	16,517	—
Accounting and legal services fees (Note 5)	109,562	168,944	88,179	33,659
Professional fees	31,832	29,022	21,267	26,084
Printing and postage fees	40,154	36,283	16,475	10,678
Custodian fees	102,798	154,806	78,293	33,205
Trustees’ fees (Note 5)	14,845	22,512	10,323	5,497
Registration and filing fees	258	4,315	4,053	555
Other	24,436	9,290	7,888	8,213
Total expenses before reductions and amounts recaptured	5,621,049	7,482,723	3,983,672	1,838,355
Net expense reductions and amounts recaptured (Note 5)	(11,424)	(16,895)	(9,021)	(3,549)
Total expenses	5,609,625	7,465,828	3,974,651	1,834,806
Net investment income	45,443,328	37,091,636	18,607,796	14,318,797

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	23,988,243	14,448,181	32,714,560	28,419,280
Investments in affiliated issuers	—	—	605	453
Futures contracts	(32,758)	(40,477)	—	—
Short sales	—	—	189,836	—
Foreign currency transactions	512,332	—	—	—
	24,467,817	14,407,704	32,905,001	28,419,733

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	41,649,438	71,187,942	20,727,743	(31,069,576)
Investments in affiliated issuers	—	—	—	13
Futures contracts	(300,391)	(39,082)	—	—
Short sales	—	—	(350,818)	—
Translation of assets and liabilities in foreign currencies	(467,537)	—	—	—
	40,881,510	71,148,860	20,376,925	(31,069,563)
Net realized and unrealized gain (loss)	65,349,327	85,556,564	53,281,926	(2,649,830)

Increase in net assets from operations	$110,792,655	$122,648,200	$71,889,722	$11,668,967

44

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Global Bond Trust	High Income Trust	High Yield Trust	Income Trust
Interest	$16,222,926	$22,769,008	$70,967,249	$18,030,115
Dividends	11,534	1,585,954	909,691	3,834,647
Securities lending	—	—	8,645	15,492
Less foreign taxes withheld	—	—	(87,932)	(22,422)
Total investment income	16,234,460	24,354,962	71,797,653	21,857,832

Expenses
Investment management fees (Note 5)	3,297,941	1,569,498	4,977,063	1,851,836
Series I distribution and service fees (Note 5)	23,277	—	19,386	—
Series II distribution and service fees (Note 5)	240,444	25,897	98,850	—
Accounting and legal services fees (Note 5)	64,844	32,201	102,310	31,613
Professional fees	33,819	26,464	29,303	19,236
Printing and postage fees	19,753	8,350	29,377	6,287
Custodian fees	226,487	38,454	126,562	40,901
Trustees’ fees (Note 5)	8,298	4,744	15,122	4,289
Registration and filing fees	5,120	1,106	1,826	1,115
Other	13,179	43,812	17,085	5,615
Total expenses before reductions and amounts recaptured	3,933,162	1,750,526	5,416,884	1,960,892
Net expense reductions and amounts recaptured (Note 5)	(6,711)	(3,315)	(10,745)	(3,272)
Total expenses	3,926,451	1,747,211	5,406,139	1,957,620
Net investment income	12,308,009	22,607,751	66,391,514	19,900,212

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	534,309	(42,808,077)	61,637,932	(5,664,145)
Investments in affiliated issuers	—	—	345	(3,832)
Futures contracts	5,418,739	—	509,457	—
Written options	2,750,074	3,666,900	—	—
Swap contracts	294,488	—	—	—
Foreign currency transactions	(9,411,828)	34,949	1,157,286	(6,644)
	(414,218)	(39,106,228)	63,305,020	(5,674,621)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(6,702,071)	69,612,109	(60,912,265)	(15,387,486)
Investments in affiliated issuers	—	—	23	2,341
Futures contracts	4,240,267	—	(379,263)	—
Written options	(1,195,872)	(3,561,228)	—	—
Swap contracts	5,344,123	—	—	—
Translation of assets and liabilities in foreign currencies	16,657,469	(23,357)	(8,337)	1,949
	18,343,916	66,027,524	(61,299,842)	(15,383,196)
Net realized and unrealized gain (loss)	17,929,698	26,921,296	2,005,178	(21,057,817)

Increase (decrease) in net assets from operations	$30,237,707	$49,529,047	$68,396,692	($1,157,605)

45

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Investment Quality Bond Trust	Money Market Trust	Money Market Trust B	New Income Trust (formerly Spectrum Income Trust)
Interest	$10,653,069	$7,169,795	$1,186,241	$41,552,939
Dividends	—	—	—	221,300
Securities lending	—	—	—	1,127
Less foreign taxes withheld	—	—	—	(21,871)
Total investment income	10,653,069	7,169,795	1,186,241	41,753,495

Expenses
Investment management fees (Note 5)	1,214,490	10,393,306	1,597,181	7,288,788
Series I distribution and service fees (Note 5)	48,084	811,242	—	—
Series II distribution and service fees (Note 5)	205,863	1,432,576	—	—
Accounting and legal services fees (Note 5)	28,401	300,740	43,364	148,274
Professional fees	25,698	86,203	28,931	35,282
Printing and postage fees	10,117	116,105	13,224	22,550
Custodian fees	34,872	117,157	9,029	145,331
Trustees’ fees (Note 5)	3,844	38,979	6,024	18,564
Registration and filing fees	3,209	2,161	2,037	6,187
Other	4,296	49,125	8,038	14,550
Total expenses before reductions and amounts recaptured	1,578,874	13,347,594	1,707,828	7,679,526
Net expense reductions and amounts recaptured (Note 5)	(2,926)	(6,177,799)	(800,629)	(236,273)
Total expenses	1,575,948	7,169,795	907,199	7,443,253
Net investment income	9,077,121	—	279,042	34,310,242

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	2,779,576	2,969,599	498,135	32,935,183
Investments in affiliated issuers	—	—	—	(699)
Futures contracts	(584,783)	—	—	(879,579)
Swap contracts	(177,044)	—	—	—
Foreign currency transactions	215,489	—	—	5,322,673
	2,233,238	2,969,599	498,135	37,377,578

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	15,173,731	—	—	35,825,116
Investments in affiliated issuers	—	—	—	137
Futures contracts	(2,286,827)	—	—	(644,245)
Swap contracts	(858,122)	—	—	—
Translation of assets and liabilities in foreign currencies	(273,747)	—	—	1,553,932
	11,755,035	—	—	36,734,940
Net realized and unrealized gain	13,988,273	2,969,599	498,135	74,112,518

Increase in net assets from operations	$23,065,394	$2,969,599	$777,177	$108,422,760

46

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Real Return Bond Trust	Short Term Government Income Trust	Strategic Bond Trust	Strategic Income Opportunities Trust (formerly Strategic Income Trust)
Interest	$2,651,430	$3,256,238	$13,248,099	$21,857,667
Dividends	22,500	—	90,939	430,405
Securities lending	—	329	158	—
Less foreign taxes withheld	(1,325)	—	—	(8,109)
Total investment income	2,672,605	3,256,567	13,339,196	22,279,963

Expenses
Investment management fees (Note 5)	592,647	958,211	1,592,288	1,620,357
Series I distribution and service fees (Note 5)	2,083	9,850	23,274	16,460
Series II distribution and service fees (Note 5)	115,635	37,354	99,523	17,539
Accounting and legal services fees (Note 5)	8,897	23,384	31,462	32,034
Professional fees	36,997	23,759	24,908	24,539
Printing and postage fees	15,055	1,862	13,008	9,551
Custodian fees	37	20,194	35,992	79,801
Trustees’ fees (Note 5)	3,386	2,754	4,915	4,792
Registration and filing fees	408	781	830	805
Other	8,957	55,745	49,759	5,472
Total expenses before reductions and amounts recaptured	784,102	1,133,894	1,875,959	1,811,350
Net expense reductions and amounts recaptured (Note 5)	(1,212)	10,519	(3,310)	(3,372)
Total expenses	782,890	1,144,413	1,872,649	1,807,978
Net investment income	1,889,715	2,112,154	11,466,547	20,471,985

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	4,896,379	3,254,161	(787,472)	9,655,448
Futures contracts	826,098	—	1,098,261	(578,089)
Written options	880,956	—	237,971	1,583,185
Swap contracts	(917,180)	—	—	—
Foreign currency transactions	946,220	—	996,062	3,879,854
	6,632,473	3,254,161	1,544,822	14,540,398

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	3,599,707	5,634,930	20,049,474	(15,010,570)
Investments in affiliated issuers	—	(64)	4	—
Futures contracts	(287,430)	—	(411,842)	(2,769,967)
Written options	(267,935)	—	37,796	(597,749)
Swap contracts	866,527	—	(1,199,170)	—
Translation of assets and liabilities in foreign currencies	(558,994)	—	(299,170)	4,431,945
	3,351,875	5,634,866	18,177,092	(13,946,341)
Net realized and unrealized gain	9,984,348	8,889,027	19,721,914	594,057

Increase in net assets from operations	$11,874,063	$11,001,181	$31,188,461	$21,066,042

47

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — Period ended June 30, 2010 (Unaudited)

Investment income	Total Return Trust	U.S. High Yield Bond Trust
Interest	$43,583,499	$21,486,940
Dividends	32,530	—
Securities lending	—	67
Less foreign taxes withheld	(33,234)	—
Total investment income	43,582,795	21,487,007

Expenses
Investment management fees (Note 5)	11,597,527	1,792,718
Series I distribution and service fees (Note 5)	86,579	747
Series II distribution and service fees (Note 5)	439,392	8,038
Accounting and legal services fees (Note 5)	236,851	33,284
Professional fees	46,286	21,969
Printing and postage fees	49,179	12,962
Custodian fees	289,650	33,198
Trustees’ fees (Note 5)	29,368	5,466
Registration and filing fees	12,118	697
Other	32,593	70,270
Total expenses before reductions and amounts recaptured	12,819,543	1,979,349
Net expense reductions and amounts recaptured (Note 5)	(24,321)	(3,517)
Total expenses	12,795,222	1,975,832
Net investment income	30,787,573	19,511,175

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	16,717,102	27,311,171
Futures contracts	34,423,323	—
Written options	12,343,097	—
Short sales	12,302	—
Swap contracts	20,589,871	—
Foreign currency transactions	5,611,270	—
	89,696,965	27,311,171

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	54,469,678	(25,171,927)
Investments in affiliated issuers	—	(17)
Futures contracts	11,765,457	—
Written options	(9,050,316)	—
Short sales	(845,710)	—
Swap contracts	9,527,254	—
Translation of assets and liabilities in foreign currencies	338,319	—
	66,204,682	(25,171,944)
Net realized and unrealized gain	155,901,647	2,139,227

Increase in net assets from operations	$186,689,220	$21,650,402

48

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Active Bond Trust		Bond Trust		Core Bond Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Period ended 12-31-09[1]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$45,443,328	$125,317,451	$37,091,636	$7,852,979	$18,607,796	$23,635,698
Net realized gain (loss)	24,467,817	(21,872,206)	14,407,704	1,106,703	32,905,001	16,059,145
Change in net unrealized appreciation (depreciation)	40,881,510	337,432,298	71,148,860	(5,979,704)	20,376,925	18,261,615
Increase in net assets resulting from operations	110,792,655	440,877,543	122,648,200	2,979,978	71,889,722	57,956,458
Distributions to shareholders
From net investment income
Series I	—	(5,625,321)	—	—	—	(52,024)
Series II	—	(23,537,048)	—	—	—	(273,602)
Series NAV	—	(98,068,769)	—	(2,370,733)	—	(21,353,118)
Total distributions	—	(127,231,138)	—	(2,370,733)	—	(21,678,744)
From Portfolio share transactions (Note 6)	(520,803,462)	(603,064,334)	1,899,754,249	1,428,187,182	333,857,164	800,545,190
Total increase (decrease)	(410,010,807)	(289,417,929)	2,022,402,449	1,428,796,427	405,746,886	836,822,904

Net assets
Beginning of period	1,789,874,026	2,079,291,955	1,428,796,427	—	1,099,949,926	263,127,022
End of period	$1,379,863,219	$1,789,874,026	$3,451,198,876	$1,428,796,427	$1,505,696,812	$1,099,949,926

Undistributed net investment income	$67,980,145	$22,536,817	$43,993,010	$6,901,374	$25,521,310	$6,913,514

	Floating Rate Income Trust		Global Bond Trust		High Income Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$14,318,797	$51,693,403	$12,308,009	$32,115,349	$22,607,751	$54,251,253
Net realized gain (loss)	28,419,733	(6,953,795)	(414,218)	21,959,942	(39,106,228)	11,596,467
Change in net unrealized appreciation (depreciation)	(31,069,563)	209,686,019	18,343,916	70,629,395	66,027,524	227,003,778
Increase in net assets resulting from operations	11,668,967	254,425,627	30,237,707	124,704,686	49,529,047	292,851,498
Distributions to shareholders
From net investment income
Series I	—	—	—	(11,335,269)	—	—
Series II	—	—	—	(20,241,417)	—	(1,626,577)
Series NAV	—	(52,008,808)	—	(75,217,948)	—	(58,599,493)
From net realized gain
Series I	—	—	—	(12,700,533)	—	—
Series II	—	—	—	(22,661,872)	—	—
Series NAV	—	—	—	(83,487,036)	—	—
Total distributions	—	(52,008,808)	—	(225,644,075)	—	(60,226,070)
From Portfolio share transactions (Note 6)	(405,808,090)	(154,568,495)	(15,712,045)	166,170,426	(378,337,451)	(35,937,832)
Total increase (decrease)	(394,139,123)	47,848,324	14,525,662	65,231,037	(328,808,404)	196,687,596

Net assets
Beginning of period	665,568,551	617,720,227	937,977,338	872,746,301	571,413,877	374,726,281
End of period	$271,429,428	$665,568,551	$952,503,000	$937,977,338	$242,605,473	$571,413,877

Undistributed net investment income	$22,982,781	$8,663,984	$24,813,771	$12,505,762	$40,607,102	$17,999,351

1	Period from 7-29-09 (inception date) to 12-31-09.

49

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	High Yield Trust		Income Trust		Investment Quality Bond Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$66,391,514	$200,682,813	$19,900,212	$34,130,156	$9,077,121	$17,688,155
Net realized gain (loss)	63,305,020	(203,656,549)	(5,674,621)	(26,359,065)	2,233,238	(4,925,214)
Change in net unrealized appreciation (depreciation)	(61,299,842)	781,551,986	(15,383,196)	115,496,258	11,755,035	33,534,108
Increase (decrease) in net assets resulting from operations	68,396,692	778,578,250	(1,157,605)	123,267,349	23,065,394	46,297,049
Distributions to shareholders
From net investment income
Series I	—	(8,831,821)	—	—	—	(8,629,459)
Series II	—	(9,718,038)	—	—	—	(6,745,304)
Series NAV	—	(182,018,346)	—	(33,212,130)	—	(4,494,841)
Total distributions	—	(200,568,205)	—	(33,212,130)	—	(19,869,604)
From Portfolio share transactions (Note 6)	(1,032,432,110)	(214,925,812)	(35,439,773)	(797,437)	(74,703,597)	54,100,836
Total increase (decrease)	(964,035,418)	363,084,233	(36,597,378)	89,257,782	(51,638,203)	80,528,281

Net assets
Beginning of period	1,886,107,297	1,523,023,064	469,351,591	380,093,809	431,291,841	350,763,560
End of period	$922,071,879	$1,886,107,297	$432,754,213	$469,351,591	$379,653,638	$431,291,841

Undistributed net investment income	$105,734,565	$39,343,051	$28,486,946	$8,586,734	$12,475,422	$3,398,301

	Money Market Trust		Money Market Trust B		New Income Trust (formerly Spectrum Income Trust)
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	—	$8,165,526	$279,042	$4,106,349	$34,310,242	$60,203,420
Net realized gain (loss)	$2,969,599	482,053	498,135	170,566	37,377,578	(21,004,485)
Change in net unrealized appreciation (depreciation)	—	—	—	—	36,734,940	164,601,185
Increase in net assets resulting from operations	2,969,599	8,647,579	777,177	4,276,915	108,422,760	203,800,120
Distributions to shareholders
From net investment income
Series I	—	(7,668,931)	—	—	—	—
Series II	—	(1,207,977)	—	—	—	—
Series NAV	—	—	(279,042)	(4,418,229)	—	(56,645,888)
Total distributions	—	(8,876,908)	(279,042)	(4,418,229)	—	(56,645,888)
From Portfolio share transactions (Note 6)	(226,595,067)	(607,406,397)	(30,064,849)	(300,770,676)	579,848,759	633,446,327
Total increase (decrease)	(223,625,468)	(607,635,726)	(29,566,714)	(300,911,990)	688,271,519	780,600,559

Net assets
Beginning of period	4,603,443,372	5,211,079,098	662,477,634	963,389,624	1,833,563,762	1,052,963,203
End of period	$4,379,817,904	$4,603,443,372	$632,910,920	$662,477,634	$2,521,835,281	$1,833,563,762

Undistributed net investment income	$27,103	$27,103	—	—	$43,322,497	$9,012,255

50

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Real Return Bond Trust		Short Term Government Income Trust		Strategic Bond Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Period ended 12-31-09[1]	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$1,889,715	$26,432,483	$2,112,154	$497,582	$11,466,547	$32,144,355
Net realized gain (loss)	6,632,473	105,371,694	3,254,161	196,467	1,544,822	(37,881,572)
Change in net unrealized appreciation (depreciation)	3,351,875	55,608,775	5,634,866	(761,004)	18,177,092	143,427,794
Increase (decrease) in net assets resulting from operations	11,874,063	187,412,952	11,001,181	(66,955)	31,188,461	137,690,577
Distributions to shareholders
From net investment income
Series I	—	(714,210)	—	—	—	(7,094,170)
Series II	—	(7,887,671)	—	—	—	(5,513,925)
Series NAV	—	(58,687,090)	—	(392,044)	—	(33,396,202)
From net realized gain
Series I	—	(484,001)	—	—	—	—
Series II	—	(5,390,744)	—	—	—	—
Series NAV	—	(58,483,379)	—	—	—	—
Total distributions	—	(131,647,095)	—	(392,044)	—	(46,004,297)
From Portfolio share transactions (Note 6)	(277,812,876)	(720,681,555)	420,351,378	160,560,162	(255,758,547)	(128,621,646)
Total increase (decrease)	(265,938,813)	(664,915,698)	431,352,559	160,101,163	(224,570,086)	(36,935,366)

Net assets
Beginning of period	398,541,942	1,063,457,640	160,101,163	—	554,213,789	591,149,155
End of period	$132,603,129	$398,541,942	$591,453,722	$160,101,163	$329,643,703	$554,213,789

Undistributed net investment income	$9,450,894	$7,561,179	$2,546,946	$434,792	$16,475,731	$5,009,184

	Strategic Income Opportunities Trust (formerly Strategic Income Trust)		Total Return Trust		U.S. High Yield Bond Trust
Increase (decrease) in net assets	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09	Period ended 6-30-10 (Unaudited)	Year ended 12-31-09
From operations
Net investment income	$20,471,985	$45,291,283	$30,787,573	$89,212,692	$19,511,175	$60,191,877
Net realized gain (loss)	14,540,398	(8,951,615)	89,696,965	141,857,761	27,311,171	(12,779,685)
Change in net unrealized appreciation (depreciation)	(13,946,341)	108,467,154	66,204,682	95,243,006	(25,171,944)	200,461,170
Increase in net assets resulting from operations	21,066,042	144,806,822	186,689,220	326,313,459	21,650,402	247,873,362
Distributions to shareholders
From net investment income
Series I	—	(1,427,031)	—	(13,507,562)	—	(264,398)
Series II	—	(754,609)	—	(12,099,121)	—	(555,859)
Series NAV	—	(33,844,091)	—	(92,096,220)	—	(58,735,121)
From net realized gain
Series I	—	—	—	(15,912,065)	—	—
Series II	—	—	—	(13,890,919)	—	—
Series NAV	—	—	—	(81,815,363)	—	—
Total distributions	—	(36,025,731)	—	(229,321,250)	—	(59,555,378)
From Portfolio share transactions (Note 6)	(190,607,230)	(107,639,130)	78,400,337	1,063,360,172	(386,476,497)	(96,842,369)
Total increase (decrease)	(169,541,188)	1,141,961	265,089,557	1,160,352,381	(364,826,095)	91,475,615

Net assets
Beginning of period	545,430,903	544,288,942	3,273,905,519	2,113,553,138	652,117,246	560,641,631
End of period	$375,889,715	$545,430,903	$3,538,995,076	$3,273,905,519	$287,291,151	$652,117,246

Undistributed net investment income	$31,643,312	$11,171,327	$77,928,930	$47,141,357	$28,281,183	$8,770,008

1	Period from 1-2-09 (inception date) to 12-31-09.

51

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2010[1]	9.20	0.27	[2]	0.37	0.64	—	—	—	—	9.84	6.96	[3,4,5]	0.69	[6,7]	0.69	[7]	5.65	[7]	78		27	[8]
12-31-2009	7.91	0.56	[2]	1.38	1.94	(0.65)	—	—	(0.65)	9.20	24.80	[3,4]	0.68	[6]	0.68		6.33		83		78	[8]
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.54)[3,4]		0.69	[6]	0.69		5.36		79		100	[8]
12-31-2007	9.88	0.51	[2]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[3,4]	0.68	[6]	0.68		5.26		117		140	[8]
12-31-2006	9.73	0.44	[2]	(0.02)	0.42	(0.27)	—	—	(0.27)	9.88	4.42	[3,4,9]	0.69	[6]	0.69		4.53		139		207
12-31-2005[10]	9.60	0.29	[2]	(0.14)	0.15	—	(0.02)	—	(0.02)	9.73	1.59	[3,5]	0.72	[7]	0.72	[7]	4.33	[7]	166		305	[11]
SERIES II
06-30-2010[1]	9.20	0.26	[2]	0.37	0.63	—	—	—	—	9.83	6.85	[3,4,5]	0.89	[6,7]	0.89	[7]	5.46	[7]	338		27	[8]
12-31-2009	7.91	0.54	[2]	1.38	1.92	(0.63)	—	—	(0.63)	9.20	24.54	[3,4]	0.88	[6]	0.88		6.12		365		78	[8]
12-31-2008	9.40	0.47	[2]	(1.47)	(1.00)	(0.49)	—	—	(0.49)	7.91	(10.76)[3,4]		0.89	[6]	0.89		5.15		315		100	[8]
12-31-2007	9.87	0.49	[2]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[3,4]	0.88	[6]	0.88		5.06		559		140	[8]
12-31-2006	9.72	0.41	[2]	(0.01)	0.40	(0.25)	—	—	(0.25)	9.87	4.21	[3,4,9]	0.89	[6]	0.89		4.28		553		207
12-31-2005[10]	9.60	0.28	[2]	(0.14)	0.14	—	(0.02)	—	(0.02)	9.72	1.49	[3,5]	0.92	[7]	0.92	[7]	4.25	[7]	559		305	[11]
SERIES NAV
06-30-2010[1]	9.20	0.27	[2]	0.37	0.64	—	—	—	—	9.84	6.96	[3,4,5]	0.64	[6,7]	0.64	[7]	5.72	[7]	963		27	[8]
12-31-2009	7.91	0.56	[2]	1.39	1.95	(0.66)	—	—	(0.66)	9.20	24.86	[3,4]	0.63	[6]	0.63		6.39		1,342		78	[8]
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)[3,4]		0.64	[6]	0.64		5.44		1,685		100	[8]
12-31-2007	9.89	0.52	[2]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[3,4]	0.63	[6]	0.63		5.31		1,871		140	[8]
12-31-2006	9.73	0.40	[2]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[3,4,9]	0.64	[6]	0.64		4.18		1,774		207
12-31-2005[12]	9.63	0.43	[2]	(0.19)	0.24	(0.12)	(0.02)	—	(0.14)	9.73	2.54	[3]	0.70		0.70		4.41		1,220		305	[11]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 44% for 6-30-10, 141% for 12-31-09, 255% for 12-31-08 and 284% for 12-31-07. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. The inception date for Series I and Series II shares is on 4-29-05. 11. Excludes merger activity. 12. Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.

Bond Trust
SERIES NAV
06-30-2010[1]	12.88	0.20	[2]	0.46	0.66	—	—	—	—	13.54	5.12	[3,4,5]	0.64	[6,7]	0.63	[7]	3.15	[7]	3,451		43	[8]
12-31-2009[9]	12.50	0.18	[2]	0.23	0.41	(0.03)	—	—	(0.03)	12.88	3.24	[3,4,5]	0.67	[6,7]	0.67	[7]	3.31	[7]	1,429		67
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 65% for 6-30-10. 9. The inception date for Class NAV shares is 7-29-09.

Core Bond Trust
SERIES I
06-30-2010[1]	13.24	0.20	[2]	0.55	0.75	—	—	—	—	13.99	5.66	[3,4,5]	0.68	[6,7]	0.68	[7]	2.96	[7]	1		233	[8]
12-31-2009	12.33	0.48	[2]	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93	[3,4]	0.74	[6]	0.74		3.72		2		461	[8,9]
12-31-2008	12.55	0.56	[2]	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	[3,4]	0.85	[6]	0.85		4.52		1		467	[8]
12-31-2007	12.68	0.59	[2]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[3,4]	0.80	[6]	0.79		4.71		—	[10]	336	[8]
12-31-2006	12.64	0.56	[2]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[3,4]	0.84	[6]	0.84		4.50		—	[10]	359
12-31-2005[11]	12.50	0.34	[2]	(0.20)	0.14	—	—	—	—	12.64	1.12	[3,5]	0.93	[7]	0.93	[7]	4.01	[7]	—	[10]	619	[5]
SERIES II
06-30-2010[1]	13.23	0.18	[2]	0.56	0.74	—	—	—	—	13.97	5.59	[3,4,5]	0.88	[6,7]	0.88	[7]	2.72	[7]	15		233	[8]
12-31-2009	12.33	0.46	[2]	0.72	1.18	(0.28)	—	—	(0.28)	13.23	9.61	[3,4]	0.93	[6]	0.93		3.53		12		461	[8,9]
12-31-2008	12.54	0.53	[2]	(0.13)	0.40	(0.61)	—	—	(0.61)	12.33	3.23	[3,4]	1.03	[6]	1.03		4.28		9		467	[8]
12-31-2007	12.66	0.57	[2]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[3,4]	1.00	[6]	1.00		4.50		4		336	[8]
12-31-2006	12.61	0.53	[2]	(0.09)	0.44	(0.39)	—	—	(0.39)	12.66	3.61	[3,4]	1.04	[6]	1.04		4.28		2		359
12-31-2005[11]	12.50	0.31	[2]	(0.20)	0.11	—	—	—	—	12.61	0.88	[3,5]	1.11	[7]	1.11	[7]	3.49	[7]	1		619	[5]
SERIES NAV
06-30-2010[1]	13.20	0.20	[2]	0.55	0.75	—	—	—	—	13.95	5.68	[3,4,5]	0.63	[6,7]	0.63	[7]	2.95	[7]	1,490		233	[8]
12-31-2009	12.30	0.47	[2]	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94	[3,4]	0.65	[6]	0.65		3.64		1,086		461	[8,9]
12-31-2008	12.52	0.57	[2]	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	[3,4]	0.77	[6]	0.77		4.50		253		467	[8]
12-31-2007	12.66	0.60	[2]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[3,4]	0.75	[6]	0.74		4.75		284		336	[8]
12-31-2006	12.62	0.56	[2]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[3,4]	0.79	[6]	0.79		4.48		222		359
12-31-2005[11]	12.50	0.30	[2]	(0.18)	0.12	—	—	—	—	12.62	0.96	[3,5]	0.82	[7]	0.82	[7]	3.55	[7]	153		619	[5]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 663% for 6-30-10, 924% for 12-31-09, 1,049% for 12-31-08 and 621% for 12-31-07. Prior years include the effect of TBA transactions. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Less than $500,000. 11. The inception date for Series I, Series II and Series NAV shares is 4-29-05.

52

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Floating Rate Income Trust
SERIES NAV
06-30-2010[1]	12.39	0.36	[2]	(0.29)	0.07	—	—	—	—	12.46	0.56	[3,4]	0.74	[5,6]	0.73	[6]	5.73	[6]	271	122
12-31-2009	9.19	0.85	[2]	3.30	4.15	(0.95)	—	—	(0.95)	12.39	45.57	[3,4]	0.73	[5]	0.73		7.43		666	53
12-31-2008[7]	12.50	0.79	[2]	(3.75)	(2.96)	(0.35)	—	—	(0.35)	9.19	(23.61)[3,4]		0.76	[5]	0.76		6.79		618	18
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Does not take into consideration expense reductions during the periods shown. 6. Annualized. 7. The inception date for Series NAV shares is 1-2-08.

Global Bond Trust
SERIES I
06-30-2010[1]	12.14	0.16	[2]	0.23	0.39	—	—	—	—	12.53	3.21	[3,4,5]	0.83	[6,7]	0.83	[7]	2.62	[7]	90	304
12-31-2009	14.44	0.47	[2]	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	[3,4]	0.83	[6]	0.83		3.76		96	280	[8]
12-31-2008	15.20	0.72	[2]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[3,4]		0.89	[6]	0.89		4.69		99	487	[8]
12-31-2007	14.93	0.59	[2]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[3,4]	0.86	[6,9]	0.86	[9]	3.96		117	325	[8]
12-31-2006	14.37	0.53	[2]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[3,4,10]	0.85	[6,11]	0.85	[11]	3.61		115	204
12-31-2005	16.28	0.44	[2]	(1.49)	(1.05)	(0.73)	(0.13)	—	(0.86)	14.37	(6.66)[3]		0.86		0.86		2.89		132	327	[12]
SERIES II
06-30-2010[1]	12.06	0.15	[2]	0.23	0.38	—	—	—	—	12.44	3.15	[3,4,5]	1.03	[6,7]	1.03	[7]	2.42	[7]	183	304
12-31-2009	14.37	0.44	[2]	1.10	1.54	(1.76)	(2.09)	—	(3.85)	12.06	15.14	[3,4]	1.03	[6]	1.03		3.54		195	280	[8]
12-31-2008	15.15	0.68	[2]	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)[3,4]		1.09	[6]	1.09		4.48		172	487	[8]
12-31-2007	14.87	0.56	[2]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[3,4]	1.06	[6,9]	1.06	[9]	3.78		234	325	[8]
12-31-2006	14.34	0.50	[2]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[3,4,10]	1.05	[6,11]	1.05	[11]	3.44		200	204
12-31-2005	16.20	0.41	[2]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[3]		1.06		1.06		2.67		143	327	[12]
SERIES NAV
06-30-2010[1]	12.10	0.16	[2]	0.23	0.39	—	—	—	—	12.49	3.22	[3,4,5]	0.78	[6,7]	0.78	[7]	2.67	[7]	679	304
12-31-2009	14.41	0.47	[2]	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41	[3,4]	0.78	[6]	0.78		3.80		647	280	[8]
12-31-2008	15.16	0.72	[2]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[3,4]		0.84	[6]	0.84		4.72		602	487	[8]
12-31-2007	14.91	0.60	[2]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[3,4]	0.81	[6,9]	0.81	[9]	4.04		929	325	[8]
12-31-2006	14.34	0.54	[2]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[3,4,10]	0.80	[6,11]	0.80	[11]	3.69		733	204
12-31-2005[13]	16.11	0.40	[2]	(1.26)	(0.86)	(0.78)	(0.13)	—	(0.91)	14.34	(5.58)[3,5]		0.80	[7]	0.80	[7]	3.16	[7]	520	327	[12]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 469% for 12-31-2009, 800% for 12-31-2008 and 877% for 12-31-2007. Prior years include the effect of TBA transactions. 9. Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 11. Includes interest expense on securities sold short. The interest expense amounted less than 0.01% of average net assets. 12. Excludes merger activity. 13. The inception date for Series NAV shares is 2-28-05.

High Income Trust
SERIES II
06-30-2010[1]	9.50	0.47	[2]	0.23	0.70	—	—	—	—	10.20	7.37	[3,4,5]	0.99	[6,7]	0.99	[7]	9.18	[7]	19	36
12-31-2009	5.86	0.84	[2]	3.83	4.67	(1.03)	—	—	(1.03)	9.50	82.08	[3,4]	0.97	[6]	0.97		11.25		20	108
12-31-2008	11.99	1.09	[2]	(6.23)	(5.14)	(0.88)	(0.11)	—	(0.99)	5.86	(43.53)[3,4]		0.99	[6]	0.98		11.49		2	47
12-31-2007[8]	14.13	0.61	[2]	(1.61)	(1.00)	(0.61)	(0.53)	—	(1.14)	11.99	(7.03)[3,4,5]		0.97	[6,7]	0.97	[7]	6.58	[7]	1	73
SERIES NAV
06-30-2010[1]	9.42	0.49	[2]	0.21	0.70	—	—	—	—	10.12	7.43	[3,4,5]	0.74	[6,7]	0.74	[7]	9.68	[7]	224	36
12-31-2009	5.81	0.87	[2]	3.79	4.66	(1.05)	—	—	(1.05)	9.42	82.67	[3,4]	0.72	[6]	0.72		11.50		551	108
12-31-2008	11.98	1.09	[2]	(6.25)	(5.16)	(0.90)	(0.11)	—	(1.01)	5.81	(43.65)[3,4]		0.74	[6]	0.73		11.35		373	47
12-31-2007	14.24	0.90	[2]	(1.34)	(0.44)	(1.23)	(0.59)	—	(1.82)	11.98	(3.40)[3,4]		0.72	[6]	0.72		6.41		436	73
12-31-2006[8]	12.50	0.60	[2]	1.14	1.74	—	—	—	—	14.24	13.92	[3,4,5]	0.74	[6,7]	0.74	[7]	6.87	[7]	347	81	[5]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The inception dates for Series II and Series NAV shares are 5-1-07 and 4-28-06, respectively.

53

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2010[1]	8.17	0.37	[2]	(0.05)	0.32	—	—	—	—	8.49	3.92	[3,4,5]	0.75	[6,7]	0.75	[7]	8.81	[7]	70	44
12-31-2009	5.89	0.81	[2]	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	[3,4]	0.75	[6]	0.75		11.16		88	93	[8]
12-31-2008	9.50	0.86	[2]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[3,4]		0.77	[6]	0.77		9.96		63	61
12-31-2007	10.66	0.82	[2]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[3,4]	0.75	[6]	0.75		7.86		110	75
12-31-2006	10.32	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[3,4,9]	0.76	[6]	0.76		7.53		154	90
12-31-2005	10.51	0.76	[2]	(0.40)	0.36	(0.55)	—	—	(0.55)	10.32	3.70	[3]	0.78		0.78		7.41		179	92	[10]
SERIES II
06-30-2010[1]	8.24	0.37	[2]	(0.06)	0.31	—	—	—	—	8.55	3.76	[3,4,5]	0.95	[6,7]	0.95	[7]	8.60	[7]	63	44
12-31-2009	5.93	0.81	[2]	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	[3,4]	0.95	[6]	0.95		10.92		100	93	[8]
12-31-2008	9.55	0.85	[2]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[3,4]		0.97	[6]	0.97		9.78		57	61
12-31-2007	10.70	0.80	[2]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[3,4]	0.95	[6]	0.95		7.69		76	75
12-31-2006	10.35	0.75	[2]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[3,4,9]	0.96	[6]	0.96		7.33		101	90
12-31-2005	10.45	0.74	[2]	(0.39)	0.35	(0.45)	—	—	(0.45)	10.35	3.56	[3]	0.98		0.98		7.13		109	92	[10]
SERIES NAV
06-30-2010[1]	8.12	0.37	[2]	(0.05)	0.32	—	—	—	—	8.44	3.94	[3,4,5]	0.70	[6,7]	0.70	[7]	8.81	[7]	789	44
12-31-2009	5.86	0.81	[2]	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	[3,4]	0.70	[6]	0.70		11.23		1,698	93	[8]
12-31-2008	9.46	0.86	[2]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[3,4]		0.72	[6]	0.72		10.17		1,404	61
12-31-2007	10.63	0.83	[2]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[3,4]	0.70	[6]	0.70		8.07		1,900	75
12-31-2006	10.29	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[3,4,9]	0.71	[6]	0.71		7.57		1,526	90
12-31-2005[11]	10.63	0.64	[2]	(0.38)	0.26	(0.60)	—	—	(0.60)	10.29	2.70	[3,5]	0.72	[7]	0.72	[7]	7.58	[7]	1,349	92	[10]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Excludes merger activity. 11. The inception date for Series NAV shares is 2-28-05.

Income Trust
SERIES NAV
06-30-2010[1]	10.09	0.44	[2]	(0.47)	(0.03)	—	—	—	—	10.06	(0.30)[3,4,5]		0.86	[6,7]	0.86	[3]	8.70	[7]	433	27
12-31-2009	8.06	0.76	[2]	2.02	2.78	(0.75)	—	—	(0.75)	10.09	35.07	[3,4]	0.86	[6]	0.86		8.33		469	61	[8]
12-31-2008	12.13	0.70	[2]	(4.18)	(3.48)	(0.59)	—	—	(0.59)	8.06	(28.64)[3,4]		0.87	[6]	0.87		6.59		380	42
12-31-2007[9]	12.50	0.45	[2]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[3,4,5]		0.86	[6,7]	0.86	[7]	5.38	[7]	380	129	[5]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series NAV shares is 5-1-07.

Investment Quality Bond Trust
SERIES I
06-30-2010[1]	11.09	0.25	[2]	0.39	0.64	—	—	—	—	11.73	5.77	[3,4,5]	0.69	[6,7]	0.69	[7]	4.49	[7]	193	13
12-31-2009	10.36	0.50	[2]	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	[3,4]	0.70	[6]	0.70		4.60		191	20
12-31-2008	11.30	0.56	[2]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[3,4]		0.73	[6]	0.73		5.08		139	105
12-31-2007	11.66	0.59	[2]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[3,4]	0.71	[6]	0.71		5.08		164	70
12-31-2006	11.98	0.55	[2]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[3,4]	0.72	[6]	0.72		4.79		183	28
12-31-2005	12.41	0.61	[2]	(0.34)	0.27	(0.70)	—	—	(0.70)	11.98	2.26	[3]	0.74		0.74		5.08		227	30
SERIES II
06-30-2010[1]	11.09	0.24	[2]	0.39	0.63	—	—	—	—	11.72	5.68	[3,4,5]	0.89	[6,7]	0.89	[7]	4.29	[7]	164	13
12-31-2009	10.37	0.48	[2]	0.76	1.24	(0.52)	—	—	(0.52)	11.09	12.09	[3,4]	0.90	[6]	0.90		4.40		163	20
12-31-2008	11.29	0.54	[2]	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)[3,4]		0.93	[6]	0.93		4.88		113	105
12-31-2007	11.64	0.56	[2]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[3,4]	0.91	[6]	0.91		4.89		161	70
12-31-2006	11.96	0.53	[2]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[3,4]	0.92	[6]	0.92		4.60		143	28
12-31-2005	12.37	0.59	[2]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[3]	0.94		0.94		4.90		90	30
SERIES NAV
06-30-2010[1]	11.06	0.26	[2]	0.38	0.64	—	—	—	—	11.70	5.79	[3,4,5]	0.64	[6,7]	0.64	[7]	4.53	[7]	23	13
12-31-2009	10.34	0.50	[2]	0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43	[3,4]	0.65	[6]	0.65		4.67		77	20
12-31-2008	11.27	0.57	[2]	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)[3,4]		0.68	[6]	0.68		5.14		99	105
12-31-2007	11.65	0.59	[2]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[3,4]	0.66	[6]	0.66		5.13		117	70
12-31-2006	11.97	0.55	[2]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[3,4]	0.67	[6]	0.67		4.82		96	28
12-31-2005[8]	12.45	0.52	[2]	(0.28)	0.24	(0.72)	—	—	(0.72)	11.97	2.06	[3,5]	0.67	[7]	0.67	[7]	5.14	[7]	59	30
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The inception date for Series NAV shares is 2-28-05.

54

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations					Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2010[1]	1.00	—	[2]	—	—		—	—	—	—	1.00	—	[3,4]	0.56	[5,6]	0.33	[6]	—		3,227	—
12-31-2009[7]	1.00	—	[2,8]	—	—	[8]	— [8]	—	—	— [8]	1.00	0.20	[3,4]	0.57	[5]	0.53		0.19		3,383	—
12-31-2008[7]	1.00	0.02	[2]	—	0.02		(0.02)	—	—	(0.02)	1.00	1.76	[3,4]	0.58	[5]	0.58		1.66		3,708	—
12-31-2007[7]	1.00	0.05	[2]	—	0.05		(0.05)	—	—	(0.05)	1.00	4.56	[3,4]	0.56	[5]	0.55		4.43		2,504	—
12-31-2006[7]	1.00	0.04	[2]	—	0.04		(0.04)	—	—	(0.04)	1.00	4.43	[3,4]	0.56	[5]	0.56		4.36		2,316	—
12-31-2005[7]	1.00	0.03	[2]	—	0.03		(0.03)	—	—	(0.03)	1.00	2.60	[3]	0.56		0.56		2.63		2,113	—
SERIES II
06-30-2010[1]	1.00	—	[2]	—	—		—	—	—	—	1.00	—	[3,4]	0.76	[5,6]	0.33	[6]	—		1,153	—
12-31-2009[7]	1.00	—	[2,8]	—	—	[8]	— [8]	—	—	— [8]	1.00	0.08	[3,4]	0.77	[5]	0.66		0.07		1,221	—
12-31-2008[7]	1.00	0.02	[2]	—	0.02		(0.02)	—	—	(0.02)	1.00	1.56	[3,4]	0.78	[5]	0.78		1.36		1,503	—
12-31-2007[7]	1.00	0.04	[2]	—	0.04		(0.04)	—	—	(0.04)	1.00	4.35	[3,4]	0.76	[5]	0.75		4.22		487	—
12-31-2006[7]	1.00	0.04	[2]	—	0.04		(0.04)	—	—	(0.04)	1.00	4.23	[3,4]	0.76	[5]	0.76		4.22		339	—
12-31-2005[7]	1.00	0.03	[2]	—	0.03		(0.03)	—	—	(0.03)	1.00	2.50	[3]	0.76		0.76		2.47		231	—
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Does not take into consideration expense reductions during the periods shown. 6. Annualized. 7. Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10. 8. Less than $0.005 per share.

Money Market Trust B
SERIES NAV
06-30-2010[1]	1.00	—	[2,3]	—	—	[3]	— [4]	—	—	— [4]	1.00	0.04	[5,6,7]	0.53	[8,9]	0.28	[9]	0.09	[9]	633	—
12-31-2009	1.00	—	[2,3]	—	—	[3]	— [4]	—	—	— [4]	1.00	0.48	[5,6]	0.54	[8]	0.29		0.46		662	—
12-31-2008	1.00	0.02	[2]	—	0.02		(0.02)	—	—	(0.02)	1.00	2.11	[5,6]	0.53	[8]	0.29		1.97		963	—
12-31-2007	1.00	0.05	[2]	—	0.05		(0.05)	—	—	(0.05)	1.00	4.82	[5,6]	0.51	[8]	0.28		4.67		612	—
12-31-2006	1.00	0.05	[2]	—	0.05		(0.05)	—	—	(0.05)	1.00	4.70	[5,6]	0.51	[8]	0.28		4.61		480	—
12-31-2005[10]	1.00	0.03	[2]	—	0.03		(0.03)	—	—	(0.03)	1.00	2.97	[5,6]	0.50	[8]	0.28		2.91		442	—
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Less than $0.005 per share. 4. Less than ($0.005) per share. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Does not take into consideration expense reductions during the periods shown. 9. Annualized. 10. Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.

New Income Trust (formerly Spectrum Income Trust)
SERIES NAV
06-30-2010[1]	12.83	0.21	[2]	0.45	0.66		—	—	—	—	13.49	5.14	[3,4,5]	0.72	[6,7]	0.70	[7]	3.24	[7]	2,522	50	[8]
12-31-2009	11.23	0.58	[2]	1.45	2.03		(0.43)	—	—	(0.43)	12.83	18.09	[3,4]	0.79	[6]	0.77		4.74		1,834	100	[8,9]
12-31-2008	13.31	0.61	[2]	(1.84)	(1.23)		(0.79)	(0.06)	—	(0.85)	11.23	(9.30)[3,4]		0.86	[6,10]	0.84	[10]	4.76		1,053	69	[8]
12-31-2007	13.63	0.61	[2]	0.17	0.78		(0.95)	(0.15)	—	(1.10)	13.31	5.88	[3,4]	0.88	[6]	0.86		4.48		1,083	83	[8]
12-31-2006	12.71	0.55	[2]	0.45	1.00		(0.08)	— [11]	—	(0.08)	13.63	7.90	[3,4]	0.93	[6]	0.92		4.19		867	75
12-31-2005[12]	12.50	0.09	[2]	0.12	0.21		—	—	—	—	12.71	1.68	[3,4,5]	0.77	[6,7]	0.75	[7]	3.84	[7]	551	21
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 84% for 6-30-2010, 146% for 12-31-2009, 121% for 12-31-2008 and 117% for 12-31-2007. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.86% and 0.84%, respectively, for the year ended 12-31-08. 11. Less than ($0.005) per share. 12. The inception date for Series NAV shares is 10-24-05.

55

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Real Return Bond Trust
SERIES I
06-30-2010[1]	11.98	0.14	[2]	0.57	0.71	—	—	—	—	12.69	5.93	[3,4,5]	0.82	[6,7]	0.82	[6]	2.36	[6]	9	400
12-31-2009	11.66	0.32	[2]	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47	[3,4]	0.77	[7]	0.77		2.66		8	572
12-31-2008	13.54	0.49	[2]	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)[3,4]		0.83	[7,8]	0.83	[8]	3.69		9	1,032	[9]
12-31-2007	12.99	0.70	[2]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[3,4]	0.80	[7,8]	0.79	[8]	5.31		10	911	[9]
12-31-2006	13.55	0.54	[2]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[3,4]	0.82	[7,8]	0.82	[8]	4.09		5	989
12-31-2005	14.00	0.27	[2]	(0.08)	0.19	—	(0.64)	—	(0.64)	13.55	1.44	[3]	0.81		0.81		1.93		4	1,239
SERIES II
06-30-2010[1]	11.85	0.13	[2]	0.57	0.70	—	—	—	—	12.55	5.91	[3,4,5]	1.02	[6,7]	1.02	[6]	2.16	[6]	92	400
12-31-2009	11.55	0.29	[2]	1.78	2.07	(1.05)	(0.72)	—	(1.77)	11.85	19.22	[3,4]	0.97	[7]	0.97		2.44		95	572
12-31-2008	13.45	0.46	[2]	(1.96)	(1.50)	(0.07)	(0.33)	—	(0.40)	11.55	(11.54)[3,4]		1.03	[7,8]	1.03	[8]	3.50		87	1,032	[9]
12-31-2007	12.88	0.67	[2]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[3,4]	1.00	[7,8]	0.99	[8]	5.13		100	911	[9]
12-31-2006	13.45	0.50	[2]	(0.51)	(0.01)	(0.31)	(0.25)	—	(0.56)	12.88	(0.04)[3,4]		1.02	[7,8]	1.02	[8]	3.84		108	989
12-31-2005	13.95	0.29	[2]	(0.13)	0.16	(0.02)	(0.64)	—	(0.66)	13.45	1.21	[3]	1.02		1.02		2.14		145	1,239
SERIES NAV
06-30-2010[1]	11.85	0.14	[2]	0.56	0.70	—	—	—	—	12.55	5.91	[3,4,5]	0.77	[6,7]	0.77	[6]	2.18	[6]	32	400
12-31-2009	11.55	0.32	[2]	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54	[3,4]	0.72	[7]	0.72		2.72		295	572
12-31-2008	13.42	0.48	[2]	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)[3,4]		0.78	[7,8]	0.78	[8]	3.71		967	1,032	[9]
12-31-2007	12.88	0.70	[2]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[3,4]	0.75	[7,8]	0.74	[8]	5.38		1,112	911	[9]
12-31-2006	13.45	0.54	[2]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[3,4]	0.77	[7,8]	0.77	[8]	4.15		872	989
12-31-2005[10]	13.93	0.31	[2]	(0.05)	0.26	(0.10)	(0.64)	—	(0.74)	13.45	1.95	[3,5]	0.76	[6]	0.76	[6]	2.70	[6]	542	1,239
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets. 9. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 1,169% for 12-31-08 and 1,037% for 12-31-07. Prior year include the effect to TBA transactions. 10. The inception date for Series NAV shares is 2-28-05.

Short Term Government Income Trust
SERIES I
06-30-2010[1,2]	12.88	0.01	[3]	0.17	0.18	—	—	—	—	13.06	1.40	[4,5,6]	0.64	[7,8]	0.64	[7]	0.32	[7]	117	144	[9]
SERIES II
06-30-2010[1,2]	12.88	—	[3,10]	0.18	0.18	—	—	—	—	13.06	1.40	[4,5,6]	0.84	[7,8]	0.84	[7]	0.12	[7]	94	144	[9]
SERIES NAV
06-30-2010[1]	12.71	0.09	[3]	0.26	0.35	—	—	—	—	13.06	2.75	[4,5,6]	0.65	[7,8]	0.66	[7]	1.49	[7]	381	144	[9]
12-31-2009[11]	12.50	0.16	[3]	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96	[4,5]	0.76	[8]	0.73		1.25		160	114
1. Unaudited. 2. The inception date for Series I and Series II shares is 4-30-10. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Does not take into consideration expense reductions during the periods shown. 9. Excludes merger activity. 10. Less than $0.005 per share. 11. The inception date for Class NAV shares is 1-2-09.

56

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)		From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Strategic Bond Trust
SERIES I
06-30-2010[1]	9.60	0.24	[2]	0.41	0.65	—	—		—	—	10.25	6.77	[3,4,5]	0.80	[6,7]	0.80	[6]	4.90	[6]	93		33	[8]
12-31-2009	8.42	0.46	[2]	1.48	1.94	(0.76)	—		—	(0.76)	9.60	23.41	[3,4]	0.77	[7]	0.77		5.09		94		101	[8,9]
12-31-2008	10.91	0.71	[2]	(2.47)	(1.76)	(0.73)	—		—	(0.73)	8.42	(16.08)[3,4]		0.81	[7]	0.81		6.96		86		65	[8]
12-31-2007	12.01	0.66	[2]	(0.66)	— [10]	(1.10)	—		—	(1.10)	10.91	(0.07)[3,4]		0.79	[7]	0.79		5.71		147		83	[8]
12-31-2006	12.03	0.61	[2]	0.17	0.78	(0.80)	—		—	(0.80)	12.01	6.97	[3,4]	0.80	[7]	0.80		5.26		170		141
12-31-2005	12.05	0.52	[2]	(0.21)	0.31	(0.33)	—		—	(0.33)	12.03	2.70	[3]	0.81		0.81		4.35		188		59
SERIES II
06-30-2010[1]	9.61	0.23	[2]	0.42	0.65	—	—		—	—	10.26	6.76	[3,4,5]	1.00	[6,7]	1.00	[6]	4.69	[6]	79		33	[8]
12-31-2009	8.43	0.44	[2]	1.48	1.92	(0.74)	—		—	(0.74)	9.61	23.12	[3,4]	0.97	[7]	0.97		4.84		78		101	[8,9]
12-31-2008	10.91	0.69	[2]	(2.46)	(1.77)	(0.71)	—		—	(0.71)	8.43	(16.22)[3,4]		1.01	[7]	1.01		6.77		60		65	[8]
12-31-2007	12.00	0.64	[2]	(0.67)	(0.03)	(1.06)	—		—	(1.06)	10.91	(0.35)[3,4]		0.99	[7]	0.99		5.51		99		83	[8]
12-31-2006	12.01	0.59	[2]	0.18	0.77	(0.78)	—		—	(0.78)	12.00	6.86	[3,4]	1.00	[7]	1.00		5.07		111		141
12-31-2005	11.98	0.49	[2]	(0.20)	0.29	(0.26)	—		—	(0.26)	12.01	2.44	[3]	1.01		1.01		4.09		114		59
SERIES NAV
06-30-2010[1]	9.56	0.25	[2]	0.40	0.65	—	—		—	—	10.21	6.80	[3,4,5]	0.75	[6,7]	0.75	[6]	5.00	[6]	158		33	[8]
12-31-2009	8.39	0.47	[2]	1.47	1.94	(0.77)	—		—	(0.77)	9.56	23.44	[3,4]	0.72	[7]	0.72		5.20		382		101	[8,9]
12-31-2008	10.88	0.71	[2]	(2.46)	(1.75)	(0.74)	—		—	(0.74)	8.39	(16.06)[3,4]		0.76	[7]	0.76		7.05		445		65	[8]
12-31-2007	11.98	0.67	[2]	(0.66)	0.01	(1.11)	—		—	(1.11)	10.88	0.03	[3,4]	0.74	[7]	0.74		5.79		466		83	[8]
12-31-2006	12.00	0.61	[2]	0.18	0.79	(0.81)	—		—	(0.81)	11.98	7.05	[3,4]	0.75	[7]	0.75		5.24		335		141
12-31-2005[11]	12.11	0.46	[2]	(0.20)	0.26	(0.37)	—		—	(0.37)	12.00	2.25	[3,5]	0.74	[6]	0.74	[6]	4.55	[6]	401		59
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 78% for 6-30-10, 275% for 12-31-09, 300% for 12-31-08 and 463% for 12-31-07. Prior years include the effect of TBA transactions. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Less than $0.005 per share. 11. The inception date for Series NAV shares is 2-28-05.

Strategic Income Opportunities Trust (formerly Strategic Income Trust)
SERIES I
06-30-2010[1]	13.31	0.59	[2]	(0.01)	0.58	—	—		—	—	13.89	4.36	[3,4,5]	0.80	[6,7]	0.80	[6]	8.80	[6]	126		27
12-31-2009	11.20	0.95	[2]	1.97	2.92	(0.81)	—		—	(0.81)	13.31	26.66	[3,4]	0.85	[7,8]	0.85	[8]	7.67	[8]	28		87
12-31-2008	13.73	0.81	[2]	(1.96)	(1.15)	(1.38)	—		—	(1.38)	11.20	(8.61)[3,4]		0.82	[7]	0.81		6.17		16		40	[9]
12-31-2007	13.24	0.77	[2]	0.01	0.78	(0.29)	—		—	(0.29)	13.73	5.87	[3,4]	0.83	[7]	0.83		5.62		14		80	[9]
12-31-2006	13.15	0.59	[2]	(0.05)	0.54	(0.45)	—	[10]	—	(0.45)	13.24	4.13	[3,4]	0.90	[7]	0.90		4.42		10		125
12-31-2005	13.41	0.45	[2]	(0.17)	0.28	(0.51)	(0.03)		—	(0.54)	13.15	2.13	[4]	1.07		1.07		3.30		11		33
SERIES II
06-30-2010[1]	13.33	0.58	[2]	(0.01)	0.57	—	—		—	—	13.90	4.28	[3,4,5]	1.00	[6,7]	1.00	[6]	8.49	[6]	14		27
12-31-2009	11.22	0.92	[2]	1.98	2.90	(0.79)	—		—	(0.79)	13.33	26.34	[3,4]	1.05	[7,8]	1.05	[8]	7.43	[8]	14		87
12-31-2008	13.74	0.78	[2]	(1.95)	(1.17)	(1.35)	—		—	(1.35)	11.22	(8.76)[3,4]		1.02	[7]	1.01		5.89		10		40	[9]
12-31-2007	13.27	0.73	[2]	— [10]	0.73	(0.26)	—		—	(0.26)	13.74	5.54	[3,4]	1.03	[7]	1.03		5.37		17		80	[9]
12-31-2006	13.15	0.56	[2]	(0.05)	0.51	(0.39)	—	[10]	—	(0.39)	13.27	3.95	[3,4]	1.10	[7]	1.10		4.22		20		125
12-31-2005	13.41	0.42	[2]	(0.16)	0.26	(0.49)	(0.03)		—	(0.52)	13.15	1.92	[4]	1.27		1.27		3.09		22		33
SERIES NAV
06-30-2010[1]	13.29	0.59	[2]	(0.01)	0.58	—	—		—	—	13.87	4.36	[3,4,5]	0.75	[6,7]	0.75	[6]	8.64	[6]	235		27
12-31-2009	11.18	0.94	[2]	1.99	2.93	(0.82)	—		—	(0.82)	13.29	26.77	[3,4]	0.80	[7,8]	0.80	[8]	7.64	[8]	504		87
12-31-2008	13.71	0.82	[2]	(1.96)	(1.14)	(1.39)	—		—	(1.39)	11.18	(8.57)[3,4]		0.77	[7]	0.76		6.23		518		40	[9]
12-31-2007	13.23	0.77	[2]	— [10]	0.77	(0.29)	—		—	(0.29)	13.71	5.84	[3,4]	0.78	[7]	0.78		5.65		463		80	[9]
12-31-2006	13.15	0.60	[2]	(0.06)	0.54	(0.46)	—	[10]	—	(0.46)	13.23	4.15	[3,4]	0.80	[7]	0.80		4.56		335		125
12-31-2005[11]	13.33	0.29	[2]	0.07	0.36	(0.51)	(0.03)		—	(0.54)	13.15	2.75	[4,5]	1.03	[6]	1.03	[6]	2.96	[6]	—	[12]	33
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense increased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04% for Series I, Series II and Series NAV. 9. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 46% for 12-31-08 and 86% for 12-31-07. Prior years include the effect of TBA transactions. 10. Less than $0.005 per share. 11. The inception dates for Series NAV shares is 4-29-05. 12. Less than $500,000.

57

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Total Return Trust
SERIES I
06-30-2010[1]	13.99	0.13	[2]	0.65	0.78	—	—	—	—	14.77	5.58	[3,4,5]	0.77	[6,7]	0.77	[7]	1.79	[7]	359		253
12-31-2009	13.47	0.49	[2]	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	[3,4]	0.77	[6]	0.77		3.52		348		244	[8,9]
12-31-2008	13.92	0.57	[2]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[3,4]	0.80	[6]	0.79		4.10		327		145	[8]
12-31-2007	13.83	0.64	[2]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[3,4]	0.81	[6,10,11]	0.81	[10,11]	4.67		339		196	[8]
12-31-2006	13.81	0.57	[2]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[3,4]	0.81	[6]	0.81		4.21		368		254
12-31-2005	14.17	0.44	[2]	(0.11)	0.33	(0.34)	(0.35)	—	(0.69)	13.81	2.40	[3]	0.82		0.82		3.18		438		409	[12]
SERIES II
06-30-2010[1]	13.97	0.11	[2]	0.66	0.77	—	—	—	—	14.74	5.51	[3,4,5]	0.97	[6,7]	0.97	[7]	1.59	[7]	382		253
12-31-2009	13.46	0.45	[2]	1.25	1.70	(0.53)	(0.66)	—	(1.19)	13.97	13.28	[3,4]	0.97	[6]	0.97		3.30		344		244	[8,9]
12-31-2008	13.90	0.54	[2]	(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	[3,4]	1.00	[6]	0.99		3.90		264		145	[8]
12-31-2007	13.79	0.61	[2]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[3,4]	1.01	[6,10,11]	1.01	[10,11]	4.47		236		196	[8]
12-31-2006	13.78	0.54	[2]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[3,4]	1.01	[6]	1.01		4.01		248		254
12-31-2005	14.11	0.41	[2]	(0.10)	0.31	(0.29)	(0.35)	—	(0.64)	13.78	2.25	[3]	1.01		1.01		2.92		286		409	[12]
SERIES NAV
06-30-2010[1]	13.94	0.13	[2]	0.65	0.78	—	—	—	—	14.72	5.60	[3,4,5]	0.72	[6,7]	0.72	[7]	1.83	[7]	2,798		253
12-31-2009	13.43	0.48	[2]	1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	[3,4]	0.72	[6]	0.72		3.47		2,582		244	[8,9]
12-31-2008	13.88	0.57	[2]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[3,4]	0.75	[6]	0.74		4.15		1,522		145	[8]
12-31-2007	13.80	0.64	[2]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[3,4]	0.76	[6,10,11]	0.76	[10,11]	4.73		1,704		196	[8]
12-31-2006	13.79	0.58	[2]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[3,4]	0.76	[6]	0.76		4.27		1,319		254
12-31-2005[13]	14.16	0.43	[2]	(0.08)	0.35	(0.37)	(0.35)	—	(0.72)	13.79	2.56	[3,5]	0.76	[7]	0.76	[7]	3.71	[7]	834		409	[12]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The Portfolio turnover rates including the effect of ″TBA″ (to be announced) were as follows: 562% for 12-31-2009, 476% for 12-31-2008 and 286% for 12-31-2007. Prior years include the effect of TBA transactions. 9. The portfolio turnover rate for the year ended December 31, 2009 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets. 11. Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%. 12. Excludes merger activity. 13. The inception date for Series NAV shares is 2-28-05.

U.S. High Yield Bond Trust
SERIES I
06-30-2010[1]	12.28	0.50	[2]	(0.05)	0.45	—	—	—	—	12.73	3.66	[3,4,5]	0.85	[6,7]	0.85	[7]	7.95	[7]	3		35
12-31-2009	9.19	1.04	[2]	3.20	4.24	(1.15)	—	—	(1.15)	12.28	46.60	[3,4]	0.81	[6]	0.81		9.08		3		55
12-31-2008	12.49	0.65	[2]	(3.25)	(2.60)	(0.70)	—	—	(0.70)	9.19	(20.86)[3,4]		0.84	[6]	0.83		5.64		1		46
12-31-2007	13.52	0.96	[2]	(0.58)	0.38	(1.41)	—	—	(1.41)	12.49	2.87	[3,4]	0.83	[6]	0.82		7.27		1		84
12-31-2006	13.01	0.92	[2]	0.28	1.20	(0.69)	—	—	(0.69)	13.52	9.58	[3,4]	0.80	[6]	0.80		7.11		1		118
12-31-2005[8]	12.50	0.61	[2]	(0.10)	0.51	—	—	—	—	13.01	4.08	[5]	0.87	[7]	0.87	[7]	7.35	[7]	—	[9]	134	[5]
SERIES II
06-30-2010[1]	12.33	0.49	[2]	(0.05)	0.44	—	—	—	—	12.77	3.57	[3,4,5]	1.05	[6,7]	1.05	[7]	7.72	[7]	6		35
12-31-2009	9.22	1.03	[2]	3.20	4.23	(1.12)	—	—	(1.12)	12.33	46.38	[3,4]	1.01	[6]	1.01		8.95		7		55
12-31-2008	12.52	0.88	[2]	(3.51)	(2.63)	(0.67)	—	—	(0.67)	9.22	(21.05)[3,4]		1.04	[6]	1.03		7.57		2		46
12-31-2007	13.52	0.94	[2]	(0.58)	0.36	(1.36)	—	—	(1.36)	12.52	2.69	[3,4]	1.03	[6]	1.02		7.07		2		84
12-31-2006	13.00	0.90	[2]	0.29	1.19	(0.67)	—	—	(0.67)	13.52	9.46	[3,4]	1.04	[6]	1.04		6.94		3		118
12-31-2005[8]	12.50	0.57	[2]	(0.07)	0.50	—	—	—	—	13.00	4.00	[5]	1.06	[7]	1.06	[7]	6.48	[7]	1		134	[5]
SERIES NAV
06-30-2010[1]	12.29	0.50	[2]	(0.04)	0.46	—	—	—	—	12.75	3.74	[3,4,5]	0.80	[6,7]	0.80	[7]	7.89	[7]	278		35
12-31-2009	9.20	1.04	[2]	3.21	4.25	(1.16)	—	—	(1.16)	12.29	46.62	[3,4]	0.76	[6]	0.76		9.19		643		55
12-31-2008	12.50	0.90	[2]	(3.50)	(2.60)	(0.70)	—	—	(0.70)	9.20	(20.79)[3,4]		0.79	[6]	0.78		7.87		557		46
12-31-2007	13.53	0.97	[2]	(0.58)	0.39	(1.42)	—	—	(1.42)	12.50	2.92	[3,4]	0.78	[6]	0.77		7.33		443		84
12-31-2006	13.02	0.93	[2]	0.27	1.20	(0.69)	—	—	(0.69)	13.53	9.62	[3,4]	0.79	[6]	0.79		7.17		348		118
12-31-2005[8]	12.50	0.51	[2]	0.01	0.52	—	—	—	—	13.02	4.16	[5]	0.83	[7]	0.83	[7]	5.83	[7]	147		134	[5]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The inception date for Series I, Series II and Series NAV shares is 4-29-05. 9. Less than $500,000.

58

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), eighteen of which are presented in this report. Each Portfolio, with the exception of Floating Rate Income Trust, Global Bond Trust and Real Return Bond Trust, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

Effective May 3, 2010 New Income Trust and Strategic Income Opportunities Trust changed their names from Spectrum Income Trust and Strategic Income Trust, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2010, by major security category or type.

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$251,202,893	—	$251,202,893	—
Foreign Government Obligations	8,941,549	—	8,941,549	—
Corporate Bonds	787,205,543	—	786,071,413	$1,134,130
Convertible Bonds	2,514,550	—	2,514,550	—
Municipal Bonds	7,226,354	—	7,226,354	—
Common Stocks	90,785	—	—	90,785
Preferred Stocks	6,809,069	$5,179,663	1,629,406	—
Collateralized Mortgage Obligations	255,564,338	—	248,820,521	6,743,817
Asset Backed Securities	53,814,111	—	45,392,639	8,421,472
Term Loans	1,233,867	—	1,233,867	—
Short-Term Investments	41,255,112	5,170,112	36,085,000	—
Total Investments in Securities	$1,415,858,171	$10,349,775	$1,389,118,192	$16,390,204
Other Financial Instruments
Futures	(22,905)	(22,905)	—	—
Totals	$1,415,835,266	$10,326,870	$1,389,118,192	$16,390,204

Bond Trust
U.S. Government & Agency Obligations	$1,400,923,141	—	$1,400,923,141	—
Corporate Bonds	1,460,311,829	—	1,460,311,829	—
Convertible Bonds	3,381,375	—	3,381,375	—
Collateralized Mortgage Obligations	549,321,510	—	549,321,510	—
Asset Backed Securities	1,876,023	—	1,876,023	—
Short-Term Investments	143,302,433	—	143,302,433	—
Total Investments in Securities	$3,559,116,311	—	$3,559,116,311	—
Other Financial Instruments
Futures	(21,037)	($21,037)	—	—
Totals	$3,559,095,274	($21,037)	$3,559,116,311	—

Core Bond Trust
U.S. Government & Agency Obligations	$925,138,483	—	$925,138,483	—
Foreign Government Obligations	30,157,010	—	30,157,010	—
Corporate Bonds	287,907,851	—	287,907,851	—
Municipal Bonds	6,726,078	—	6,726,078	—
Collateralized Mortgage Obligations	328,147,849	—	304,442,819	$23,705,030
Asset Backed Securities	89,906,476	—	89,906,476	—
Short-Term Investments	67,885,349	$67,885,349	—	—
Total Investments in Securities	$1,735,869,096	$67,885,349	$1,644,278,717	$23,705,030
Schedule of Securities Sold Short	(78,173,866)	—	(78,173,866)	—
Totals	$1,657,695,230	$67,885,349	$1,566,104,851	$23,705,030

59

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Income Trust
Common Stocks	$14,224,761	$9,443,556	$3,876,980	$904,225
Corporate Bonds	20,270,854	—	20,270,854	—
Term Loans	209,080,170	—	209,080,170	—
Short-Term Investments	12,981,769	294,391	12,687,378	—
Total Investments in Securities	$256,557,554	$9,737,947	$245,915,382	$904,225

Global Bond Trust
U.S. Government & Agency Obligations	$38,704,530	—	$38,704,530	—
Foreign Government Obligations	358,191,241	—	358,191,241	—
Corporate Bonds	365,951,024	—	356,784,625	$9,166,399
Municipal Bonds	7,730,328	—	7,730,328	—
Collateralized Mortgage Obligations	106,624,396	—	103,819,328	2,805,068
Asset Backed Securities	12,337,862	—	12,337,862	—
Term Loans	3,769,497	—	3,769,497	—
Preferred Stocks	2,033,732	$162,190	—	1,871,542
Short-Term Investments	47,506,468	—	47,506,468	—
Total Investments in Securities	$942,849,078	$162,190	$928,843,879	$13,843,009
Other Financial Instruments
Futures	4,234,294	4,234,294	—	—
Forward Foreign Currency Contracts	14,962,292	—	14,962,292	—
Written Options	(1,926,095)	—	(1,926,095)	—
Interest Rate Swaps	2,578,930	—	2,578,930	—
Credit Default Swaps	5,158,270	—	5,158,270	—
Totals	$967,856,769	$4,396,484	$949,617,276	$13,843,009

High Income Trust
Corporate Bonds	$86,757,332	—	$83,480,537	$3,276,795
Convertible Bonds	31,409,395	—	22,360,712	9,048,683
Collateralized Mortgage Obligations	507	—	5	502
Common Stocks	17,155,696	$16,662,613	234,283	258,800
Preferred Stocks	12,320,649	9,655,637	2,665,012	—
Term Loans	39,723,346	—	39,160,295	563,051
Warrants	19,036	19,036	—	—
Short-Term Investments	73,070,204	—	73,070,204	—
Total Investments in Securities	$260,456,165	$26,337,286	$220,971,048	$13,147,831
Other Financial Instruments
Forward Foreign Currency Contracts	15,709	—	15,709	—
Totals	$260,471,874	$26,337,286	$220,986,757	$13,147,831

High Yield Trust
Foreign Government Obligations	$35,744,180	—	$31,019,207	$4,724,973
Credit Linked Notes	1,568,578	—	—	1,568,578
Corporate Bonds	758,642,585	—	752,007,798	6,634,787
Convertible Bonds	3,350,038	—	3,350,038	—
Preferred Stocks	22,650,546	$12,875,088	9,756,113	19,345
Common Stocks	21,412,536	20,393,269	1,019,267	—
Term Loans	56,138,365	—	56,138,365	—
Warrants	322,219	—	154,420	167,799
Short-Term Investments	3,313,060	2,082,368	1,230,692	—
Total Investments in Securities	$903,142,107	$35,350,725	$854,675,900	$13,115,482
Other Financial Instruments
Futures	(379,263)	(379,263)	—	—
Forward Foreign Currency Contracts	86,206	—	86,206	—
Totals	$902,849,050	$34,971,462	$854,762,106	$13,115,482

Income Trust
Common Stocks	$161,151,937	$151,641,817	$9,510,120	—
Preferred Stocks	19,815,328	13,635,636	6,179,692	—
Corporate Bonds	204,886,117	—	204,885,303	$814
Municipal Bonds	1,488,466	—	1,488,466	—
Convertible Bonds	7,178,485	—	7,178,485	—
Term Loans	10,803,542	—	10,803,542	—
Warrants	119,553	119,553	—	—
Short-Term Investments	47,073,539	19,852,539	27,221,000	—
Total Investments in Securities	$452,516,967	$185,249,545	$267,266,608	$814

Investment Quality Bond Trust
U.S. Government & Agency Obligations	$120,383,447	—	$120,383,447	—
Foreign Government Obligations	6,737,450	—	6,737,450	—
Corporate Bonds	216,430,680	—	216,430,680	—
Convertible Bonds	146,025	—	146,025	—
Municipal Bonds	12,974,894	—	12,974,894	—

60

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Trust (continued)
Collateralized Mortgage Obligations	$29,431,493	—	$29,431,493	—
Asset Backed Securities	3,036,534	—	3,036,534	—
Short-Term Investments	1,025,000	—	1,025,000	—
Total Investments in Securities	$390,165,523	—	$390,165,523	—
Other Financial Instruments
Futures	(1,104,721)	($1,104,721)	—	—
Forward Foreign Currency Contracts	(59,177)	—	(59,177)	—
Interest Rate Swaps	(442,523)	—	(442,523)	—
Credit Default Swaps	(90,764)	—	(90,764)	—
Totals	$388,468,338	($1,104,721)	$389,573,059	—

New Income Trust (formerly Spectrum Income Trust)
U.S. Government & Agency Obligations	$1,233,699,344	—	$1,233,699,344	—
Foreign Government Obligations	100,445,999	—	100,445,999	—
Corporate Bonds	769,384,044	—	769,384,044	—
Municipal Bonds	20,068,332	—	20,068,332	—
Collateralized Mortgage Obligations	131,109,265	—	129,061,117	$2,048,148
Asset Backed Securities	85,180,230	—	81,096,600	4,083,630
Term Loans	60,731,481	—	60,731,481	—
Preferred Stocks	4,956	$4,956	—	—
Short-Term Investments	139,789,817	137,465,750	2,324,067	—
Total Investments in Securities	$2,540,413,468	$137,470,706	$2,396,810,984	$6,131,778
Other Financial Instruments
Futures	(644,245)	(644,245)	—	—
Forward Foreign Currency Contracts	1,508,950	—	1,508,950
Totals	$2,541,278,173	$136,826,461	$2,398,319,934	$6,131,778

Real Return Bond Trust
U.S. Government & Agency Obligations	$130,308,934	—	$130,308,934	—
Foreign Government Obligations	12,186,770	—	12,186,770	—
Corporate Bonds	43,610,677	—	43,610,677	—
Preferred Stocks	558,600	$558,600	—	—
Municipal Bonds	54,942	—	54,942	—
Collateralized Mortgage Obligations	6,284,131	—	5,790,361	$493,770
Asset Backed Securities	1,476,489	—	986,261	490,228
Short-Term Investments	16,946,998	—	16,946,998	—
Total Investments in Securities	$211,427,541	$558,600	$209,884,943	$983,998
Other Financial Instruments
Futures	78,434	78,434	—	—
Forward Foreign Currency Contracts	(272,858)	—	(272,858)	—
Written Options	(314,524)	—	(314,524)	—
Interest Rate Swaps	388,332	—	388,332	—
Credit Default Swaps	105,557	—	105,557	—
Totals	$211,412,482	$637,034	$209,791,450	$983,998

Short Term Government Income Trust
U.S. Government & Agency Obligations	$554,481,175	—	$554,481,175	—
Collateralized Mortgage Obligations	27,729,364	—	27,729,364	—
Preferred Stocks	23,230	$23,230	—	—
Short-Term Investments	7,825,739	6,451,739	1,374,000	—
Total Investments in Securities	$590,059,508	$6,474,969	$583,584,539	—

Strategic Bond Trust
U.S. Government & Agency Obligations	$85,033,108	—	$85,033,108	—
Foreign Government Obligations	12,819,289	—	12,819,289	—
Corporate Bonds	142,936,721	—	142,777,210	$159,511
Municipal Bonds	2,523,851	—	2,523,851	—
Common Stocks	1,083,806	$1,013,708	70,098	—
Preferred Stocks	1,093,606	364,856	728,750	—
Term Loans	10,946,517	—	10,946,517	—
Collateralized Mortgage Obligations	49,951,388	—	49,951,388	—
Asset Backed Securities	14,758,343	—	13,362,209	1,396,134
Warrants	19,064	—	15,834	3,230
Options Purchased	182,395	182,395	—	—
Short-Term Investments	13,520,255	20,255	13,500,000	—
Total Investments in Securities	$334,868,343	$1,581,214	$331,728,254	$1,558,875
Other Financial Instruments
Futures	555,957	555,957	—	—
Forward Foreign Currency Contracts	353,296	—	353,296	—
Written Options	(328,578)	—	(328,578)	—
Interest Rate Swaps	(1,199,170)	—	(1,199,170)	—
Totals	$334,249,848	$2,137,171	$330,553,802	$1,558,875

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	Total Market Value at 06/30/10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Income Opportunities Trust (formerly Strategic Income Trust)
Common Stocks	$15,844,158	$15,814,412	—	$29,746
Preferred Stocks	8,015,330	7,834,080	$181,250	—
Foreign Government Obligations	66,619,465	—	66,619,465	—
Corporate Bonds	213,857,565	—	203,827,939	10,029,626
Municipal Bonds	754,214	—	754,214	—
Collateralized Mortgage Obligations	26,202,117	—	23,665,582	2,536,535
Asset Backed Securities	7,437,782	—	7,437,782	—
Convertible Bonds	6,568,420	—	2,780,707	3,787,713
Term Loans	21,222,495	—	21,222,495	—
Options Purchased	556,336	—	556,336	—
Short-Term Investments	2,506,617	—	2,506,617	—
Total Investments in Securities	$369,584,499	$23,648,492	$329,552,387	$16,383,620
Other Financial Instruments
Futures	(346,333)	(346,333)	—	—
Forward Foreign Currency Contracts	658,051	—	658,051	—
Totals	$369,896,217	$23,302,159	$330,210,438	$16,383,620

Total Return Trust
U.S. Government & Agency Obligations	$1,882,664,949	—	$1,882,664,949	—
Foreign Government Obligations	37,357,136	—	37,357,136	—
Corporate Bonds	939,615,885	—	939,615,885	—
Convertible Bonds	16,330,000	—	16,330,000	—
Municipal Bonds	89,375,393	—	89,375,393	—
Collateralized Mortgage Obligations	175,453,953	—	175,453,953	—
Asset Backed Securities	29,021,254	—	29,021,254	—
Term Loans	971,500	—	971,500	—
Preferred Stocks	7,779,588	—	—	$7,779,588
Short-Term Investments	650,754,035	—	650,754,035	—
Total Investments in Securities	$3,829,323,693	—	$3,821,544,105	$7,779,588
Schedule of Securities Sold Short	(19,522,969)	—	(19,522,969)	—
Other Financial Instruments
Futures	13,779,655	$13,779,655	—	—
Forward Foreign Currency Contracts	7,343,337	—	7,343,337	—
Written Options	(12,163,102)	—	(12,163,102)	—
Interest Rate Swaps	17,650,036	—	17,650,036	—
Credit Default Swaps	2,983,546	—	2,983,546	—
Totals	$3,839,394,196	$13,779,655	$3,817,834,953	$7,779,588

U.S. High Yield Bond Trust
Corporate Bonds	$203,770,369	—	$203,770,369	—
Common Stocks	3,015,591	$2,910,591	—	$105,000
Preferred Stocks	211,000	—	—	211,000
Term Loans	60,819,848	—	60,819,848	—
Asset Backed Securities	1,144,375	—	1,144,375	—
Short-Term Investments	12,431,697	5,849,730	6,581,967	—
Total Investments in Securities	$281,392,880	$8,760,321	$272,316,559	$316,000

As of June 30, 2010, all investments for Money Market Trust and Money Market Trust B were categorized as Level 2 under the hierarchy described above.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/09	$20,239,966	$20,106,783	—	$3,202,100	$43,548,849
Accrued discounts/premiums	54,427	—	—	22,617	77,044
Realized gain (loss)	(3,956,244)	1,378,406	—	(2,232,088)	(4,809,926)
Change in unrealized appreciation (depreciation)	6,206,962	(1,463,981)	—	2,474,684	7,217,665
Net purchases (sales)	(4,555,923)	(5,965,413)	$90,785	(192,913)	(10,623,464)
Net transfers in and/out of Level 3	(9,567,716)	(7,311,978)	—	(2,140,270)	(19,019,964)
Balance as of 6/30/10	$8,421,472	$6,743,817	$90,785	$1,134,130	$16,390,204

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Core Bond Trust
	Collateralized Mortgage Obligations	U.S. Government & Agency Obligations	Total
Balance as of 12/31/09	—	$5,110,440	$5,110,440
Accrued discounts/premiums	$4	—	4
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	655,890	—	655,890
Net purchases (sales)	23,049,136	(5,110,440)	17,938,696
Net transfers in and/out of Level 3	—	—	—
Balance as of 6/30/10	$23,705,030	—	$23,705,030

Floating Rate Income Trust
Common Stocks
Balance as of 12/31/09	$87,500
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(295,780)
Net purchases (sales)	1,200,005
Net transfers in and/out of Level 3	(87,500)
Balance as of 6/30/10	$904,225

Global Bond Trust
	Collateralized Mortgage Obligations	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/09	$3,613,469	$9,341,126	$2,087,101	$15,041,696
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(27,900)	—	—	(27,900)
Change in unrealized appreciation (depreciation)	(175,457)	(174,727)	(215,559)	(565,743)
Net purchases (sales)	(605,044)	—	—	(605,044)
Net transfers in and/out of Level 3	—	—	—	—
Balance as of 6/30/10	$2,805,068	$9,166,399	$1,871,542	$13,843,009

High Income Trust
	Asset Backed Securities	Collat- eralized Mortgage Obligations	Common Stocks	Convertible Bonds	Corporate Bonds	Preferred Stocks	Purchased Options	Term Loans	Warrants	Total	Written Options
Balance as of 12/31/09	$4,262,700	$4,506,751	$190,882	$15,556,306	$3,868,160	$7,955,609	$105,672	$741,619	$199,385	$37,387,084	($105,672)
Accrued discounts/premiums	5,477	202	—	311,783	182,715	—	—	—	—	500,177	—
Realized gain (loss)	(434,744)	(9,019)	(17)	1,306,013	(999,155)	5,546,480	(2,126,700)	—	99,687	3,382,545	3,666,900
Change in unrealized appreciation (depreciation)	825,480	(714,079)	(1,816,065)	1,402,706	2,990,525	(4,509,430)	2,021,028	—	(39,871)	160,294	(3,561,228)
Net purchases (sales)	(4,658,913)	(3,783,353)	1,884,000	(9,528,125)	(2,765,450)	(8,992,659)	—	563,051	(259,201)	(27,540,650)	—
Net transfers in and/out of Level 3	—	—	—	—	—	—	—	(741,619)	—	(741,619)	—
Balance as of 6/30/10	—	$502	$258,800	$9,048,683	$3,276,795	—	—	$563,051	—	$13,147,831	—

High Yield Trust
	Common Stocks	Corporate Bonds	Credit Linked Notes	Foreign Government Obligations	Preferred Stocks	Warrants	Total
Balance as of 12/31/09	$1,390,160	$14,629,725	$1,671,809	$2,023,461	$19,345	$216,755	$19,951,255
Accrued discounts/premiums	—	113,067	—	497	—	—	113,564
Realized gain (loss)	—	26,161	—	398,167	(124,291)	—	300,037
Change in unrealized appreciation (depreciation)	—	(25,857)	(103,231)	(606,887)	124,291	166,234	(445,450)
Net purchases (sales)	—	6,438,541	—	2,909,735	—	—	9,348,276
Net transfers in and/out of Level 3	(1,390,160)	(14,546,850)	—	—	—	(215,190)	(16,152,200)
Balance as of 6/30/10	—	$6,634,787	$1,568,578	$4,724,973	$19,345	$167,799	$13,115,482

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Income Trust
	Corporate Bonds	Warrants	Total
Balance as of 12/31/09	—	$113,860	$113,860
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	$488	—	488
Net purchases (sales)	326	—	326
Net transfers in and/out of Level 3	—	(113,860)	(113,860)
Balance as of 6/30/10	$814	—	$814

New Income Trust (formerly Spectrum Income Trust)
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/09	—	—	$3,812,366	$72,000	$3,884,366
Accrued discounts/premiums	—	—	2,047	—	2,047
Realized gain (loss)	—	$10,652	157,993	(236,116)	(67,471)
Change in unrealized appreciation (depreciation)	($79,910)	(22,048)	(6,503)	236,116	127,655
Net purchases (sales)	4,163,540	2,059,544	(1,451,903)	(72,000)	4,699,181
Net transfers in and/out of Level 3	—	—	(2,514,000)	—	(2,514,000)
Balance as of 6/30/10	$4,083,630	$2,048,148	—	—	$6,131,778

Real Return Bond Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Balance as of 12/31/09	—	—	—
Accrued discounts/premiums	$812	$154	$966
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(167)	(1,801)	(1,968)
Net purchases (sales)	493,125	491,875	985,000
Net transfers in and/out of Level 3	—	—	—
Balance as of 6/30/10	$493,770	$490,228	$983,998

Strategic Bond Trust
	Asset Backed Securities	Common Stocks	Corporate Bonds	Warrants	Total
Balance as of 12/31/09	$94,470	$77,191	$295,650	$40,112	$507,423
Accrued discounts/premiums	88	—	1,672	—	1,760
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(21,986)	—	13,978	3,230	(4,778)
Net purchases (sales)	1,323,562	—	143,861	—	1,467,423
Net transfers in and/out of Level 3	—	(77,191)	(295,650)	(40,112)	(412,953)
Balance as of 6/30/10	$1,396,134	—	$159,511	$3,230	$1,558,875

Strategic Income Opportunities Trust (formerly Strategic Income Trust)
	Asset Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Convertible Bonds	Corporate Bonds	Preferred Stocks	Purchased Options	Total	Written Options
Balance as of 12/31/09	$1,302,600	$11,065,135	—	$3,295,656	$7,599,090	$896,418	$181,303	$24,340,202	($6,409)
Accrued discounts/premiums	—	2	—	104,371	49,297	—	—	153,670	—
Realized gain (loss)	—	1,359,717	—	—	6,534	573,630	(1,575,825)	364,056	604,158
Change in unrealized appreciation (depreciation)	—	(1,549,203)	—	387,686	660,869	(535,974)	1,394,522	357,900	(597,749)
Net purchases (sales)	—	(2,083,337)	$29,746	—	(190,534)	(934,074)	—	(3,178,199)	—
Net transfers in and/out of Level 3	(1,302,600)	(6,255,779)	—	—	1,904,370	—	—	(5,654,009)	—
Balance as of 6/30/10	—	$2,536,535	$29,746	$3,787,713	$10,029,626	—	—	$16,383,620	—

Total Return Trust
	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/09	$14,855,765	$8,675,619	$23,531,384
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(896,031)	(896,031)
Net purchases (sales)	—	—	—
Net transfers in and/out of Level 3	(14,855,765)	—	(14,855,765)
Balance as of 6/30/10	—	$7,779,588	$7,779,588

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

U.S. High Yield Bond Trust
	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/09	$112,500	$35,000	$76,200	$223,700
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(7,500)	645,016	50,800	688,316
Net purchases (sales)	—	(680,016)	84,000	(596,016)
Net transfers in and/out of Level 3	—	—	—	—
Balance as of 6/30/10	$105,000	—	$211,000	$316,000

During the period ended June 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Trust, is valued at its closing net asset value. JHCIT has a floating net asset value (NAV) and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Trust’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Trust may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase Agreements  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-Issued/Delayed Delivery Securities  The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolios’ net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place. At the time that the Portfolios enter into this type of transaction, the Portfolios are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term Loans  Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At June 30, 2010, Active Bond Trust, High Income Trust, Strategic Income Opportunities Trust and U.S. High Yield Bond Trust had $56,106, $762,301, $182,029 and $355,905 in unfunded loan commitments outstanding, respectively.

Loan Participations and Assignments  A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

Payment-in-Kind Bonds  The Portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Portfolio becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. Certain Portfolios may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

65

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Inflation Indexed Bonds  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Real Estate Investment Trusts  From time to time, the Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities Lending  A Portfolio may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest their collateral in JHCIT, and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign Currency Translation  Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Portfolios investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Stripped Securities  Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully receive their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolios may not receive all or part of their principal because the counterparty or issuer has defaulted on its obligation.

Line of Credit  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolio and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six-month period ended June 30, 2010, there were no significant borrowings under the line of credit by the Portfolios.

Expenses  The majority of expenses are directly attributable to an individual Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolios’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses, and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (Rule 12b-1) fees, if any, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal Income Taxes  Each Portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2009.

	CAPITAL LOSS CARRYFORWARDS EXPIRING AT DECEMBER 31
PORTFOLIO	2010	2011	2012	2013	2014	2015	2016	2017
Active Bond Trust*	$2,190,489	—	$924,172	$2,479,241	$6,070,696	—	$1,583,332	$29,760,630
Floating Rate Income Trust	—	—	—	—	—	—	325,635	5,671,509
Global Bond Trust	—	—	—	—	—	—	—	50,606,634
High Income Trust	—	—	—	—	—	—	10,696,343	2,844,963
High Yield Trust*	66,411,031	$21,039,147	—	—	6,065,748	—	85,323,973	217,452,219
Income Trust	—	—	—	—	—	$64,386	32,447,294	30,421,084
Investment Quality Bond Trust	7,691,089	2,513,599	413,477	—	1,807,662	—	8,251,460	6,657,180
New Income Trust	—	—	—	—	—	—	12,527,876	18,453,266
Real Return Bond Trust	—	—	—	—	—	—	—	34,803,688
Strategic Bond Trust	927,144	—	—	1,109,364	2,955,146	2,558,125	—	42,611,308
Strategic Income Opportunities Trust	—	—	—	—	333,737	2,339,137	9,713,080	355,633
U.S. High Yield Bond Trust	—	—	—	852,471	700,831	—	15,041,473	14,172,764

*	Availability of a certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of December 31, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2010, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Trust	$1,450,312,254	$101,033,453	($135,487,536)	($34,454,083)
Bond Trust	3,500,221,326	74,790,071	(15,895,086)	58,894,985
Core Bond Trust	1,705,664,047	34,221,141	(4,016,092)	30,205,049
Floating Rate Income Trust	251,784,173	16,478,819	(11,705,438)	4,773,381
Global Bond Trust	985,549,988	24,378,764	(67,079,674)	(42,700,910)
High Income Trust	276,809,024	35,340,641	(51,693,500)	(16,352,859)
High Yield Trust	934,825,868	58,752,991	(90,436,752)	(31,683,761)
Income Trust	499,519,998	22,780,140	(69,783,171)	(47,003,031)
Investment Quality Bond Trust	366,971,075	26,031,403	(2,836,955)	23,194,448
New Income Trust	2,464,058,740	82,766,546	(6,411,818)	76,354,728
Real Return Bond Trust	223,649,232	3,212,860	(15,434,551)	(12,221,691)
Short Term Government Income Trust	584,513,031	7,950,405	(2,403,928)	5,546,477
Strategic Bond Trust	371,118,952	14,515,372	(50,765,981)	(36,250,609)
Strategic Income Opportunities Trust	357,704,365	36,598,720	(24,718,586)	11,880,134
Total Return Trust	3,799,954,672	88,422,303	(59,053,282)	29,369,021
U.S. High Yield Bond Trust	259,857,935	27,094,896	(5,559,951)	21,534,945

Distribution of Income and Gains  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Portfolios generally declare and pay dividends, if any, annually, with the exception of Money Market Trust and Money Market Trust B. Money Market Trust and Money Market Trust B will declare and pay dividends from net investment income, if any, daily as long as class income exceeds class expenses on each day. If daily dividends are not paid, then Money Market Trust and Money Market Trust B will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to derivative transactions, foreign currency transactions, expiration of capital loss carryforwards, amortization and accretion on debt securities, paydowns, defaulted bonds, Treasury Inflation Protected Securities, impairment securities and tender offer reclasses.

3.  DERIVATIVE INSTRUMENTS The Portfolios may invest in derivatives, including futures contract, forward foreign currency contracts, written and purchased options, and swap contracts, in order to meet their investment objectives. The Portfolios may use derivatives to manage against anticipated changes in securities markets, currency or interest rates, maintain diversification and liquidity, hedge or gain exposure to securities or indices, access certain securities markets, enhance potential gains or manage duration.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolios will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Portfolios will succeed in enforcing them.

For more information regarding the Portfolios’ use of derivatives, please refer to the Portfolios’ Prospectuses and Statements of Additional Information.

Futures  A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Portfolios’ initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolios.

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DERIVATIVE INSTRUMENTS, CONTINUED

The following table summarizes the contracts held at June 30, 2010 and the range of futures contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition, the table details how the Portfolios used futures contracts during the six-month period ended June 30, 2010.

Active Bond Trust

The Portfolio used futures to manage duration of the portfolio. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $14.9 million to $23.9 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Active Bond Trust	U.S. Treasury 30-Year Bond Futures	35	Long	Sep 2010	$4,462,500	$103,534
	U.S. Treasury 5-Year Note Futures	95	Short	Sep 2010	(11,243,398)	(126,439)
						($22,905)

Bond Trust

The Portfolio used futures to manage duration of the portfolio. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $14.9 million to $49.5 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Bond Trust	U.S. Treasury 30-Year Bond Futures	110	Long	Sep 2010	$14,025,000	$541,604
	U.S. Treasury 5-Year Note Futures	300	Short	Sep 2010	(35,505,469)	(562,641)
						($21,037)

Global Bond Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Portfolio. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $83.8 million to $283.7 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Global Bond Trust	3-Year Australian Treasury Bond Futures	134	Long	Sep 2010	$11,730,088	$89,324
	10-Year Canada Government Bond Futures	68	Long	Sep 2010	7,909,859	133,700
	10-Year German Euro-BUND Futures	271	Long	Sep 2010	42,878,845	195,081
	10-Year Japan Government Bond Futures	37	Long	Sep 2010	59,282,022	616,977
	U.K. Long Gilt Bond Futures	118	Long	Sep 2010	21,341,583	369,446
	U.S. Treasury 10-Year Note Futures	1,147	Long	Sep 2010	140,561,266	2,829,766
						$4,234,294

High Yield Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $91.5 million to $96.2 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
High Yield Trust	U.S. Treasury Long-Term Bond Futures	156	Long	Sep 2010	$21,186,750	$562,673
	U.S. Treasury 5-Year Note Futures	634	Short	Sep 2010	(75,034,891)	(941,936)
						($379,263)

Investment Quality Bond Trust

The portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes and gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $58.0 million to $71.5 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	10 Year Australian Treasury Bond Futures	146	Short	Sep 2010	($13,142,653)	($200,757)
	U.S. Treasury 5-Year Note Futures	35	Short	Sep 2010	(4,142,305)	(60,185)
	U.S. Treasury 10-Year Note Futures	378	Short	Sep 2010	(46,322,719)	(772,929)
	U.S. Treasury 30-Year Bond Futures	19	Short	Sep 2010	(2,422,500)	(70,850)
						($1,104,721)

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DERIVATIVE INSTRUMENTS, CONTINUED

New Income Trust (formerly Spectrum Income Trust)

The Portfolio used futures contracts to manage duration of the Portfolio and manage against anticipated interest rate changes. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values as represented below.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
New Income Trust	U.S. Treasury 10-Year Note Futures	337	Short	Sep 2010	($41,298,297)	($644,245)
						($644,245)

Real Return Bond Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Portfolio. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $6.9 million to $148.9 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	Eurodollar Futures	12	Long	Jun 2011	$2,971,800	$17,325
	U.S. Treasury 10-Year Note Futures	32	Long	Sep 2010	3,921,500	61,109
						$78,434

Strategic Bond Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $100.4 million to $189.2 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Bond Trust	Eurodollar Futures	53	Long	Sep 2010	$13,163,213	$9,291
	U.S. Treasury 5-Year Note Futures	319	Long	Sep 2010	37,754,148	493,299
	U.S. Treasury Long-Term Bond Futures	98	Long	Sep 2010	13,309,625	333,494
	Eurodollar Futures	52	Short	Jun 2011	(12,877,800)	(40,794)
	U.S. Treasury 10-Year Note Futures	165	Short	Sep 2010	(20,220,234)	(194,255)
	U.S. Treasury 30-Year Bond Futures	24	Short	Sep 2010	(3,060,000)	(45,078)
						$555,957

Strategic Income Opportunities Trust (formerly Strategic Income Trust)

The Portfolio used futures contracts to manage duration of the Portfolio. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $17.4 million to $91.5 million.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Income Opportunities Trust	U.S. Treasury 10-Year Note Futures	142	Short	Sep 2010	($17,401,656)	($346,333)
						($346,333)

Total Return Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the Portfolio. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $1.9 billion to $3.0 billion.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Total Return Trust	Eurodollar Futures	1,938	Long	Sep 2010	$481,326,525	$178,925
	Eurodollar Futures	1,561	Long	Dec 2010	387,245,075	1,428,175
	Eurodollar Futures	28	Long	Mar 2011	6,941,200	72,800
	U.S. Treasury 2-Year Note Futures	1,948	Long	Sep 2010	426,277,189	1,809,409
	U.S. Treasury 5-Year Note Futures	2,870	Long	Sep 2010	339,668,986	4,295,080
	U.S. Treasury 10-Year Note Futures	2,615	Long	Sep 2010	320,460,078	5,995,266
						$13,779,655

Forward Foreign Currency Contracts  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Portfolio’s total return, and the potential for losses in excess of a Portfolio’s initial investment.

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DERIVATIVE INSTRUMENTS, CONTINUED

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to- market daily and the change in value is recorded by the Portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at June 30, 2010 and the range of contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition the table details how the Portfolios used forward foreign currency contracts during the six-month period ended June 30, 2010.

Global Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $628.9 million to $786.0 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust	BUYS
	Brazilian Real	313,646	$172,252	8/3/2010	$610
	Canadian Dollar	5,387,000	5,127,253	7/7/2010	(67,026)
	Chinese Yuan Renminbi	11,829,555	1,791,000	11/16/2010	(40,526)
	Chinese Yuan Renminbi	24,491,468	3,641,854	11/17/2010	(17,569)
	Chinese Yuan Renminbi	1,346,601	203,000	11/17/2010	(3,728)
	Chinese Yuan Renminbi	1,379,872	208,000	11/17/2010	(3,804)
	Chinese Yuan Renminbi	2,706,211	407,593	11/17/2010	(7,123)
	Chinese Yuan Renminbi	10,885,869	1,651,000	11/17/2010	(40,093)
	Chinese Yuan Renminbi	19,526,556	2,910,068	11/17/2010	(20,498)
	Chinese Yuan Renminbi	16,399,003	2,461,000	1/10/2011	(27,793)
	Chinese Yuan Renminbi	44,496,979	6,667,000	1/10/2011	(64,748)
	Chinese Yuan Renminbi	17,037,965	2,556,000	1/10/2011	(27,987)
	Chinese Yuan Renminbi	19,404,854	2,917,000	1/10/2011	(37,799)
	Chinese Yuan Renminbi	6,700,503	1,012,000	4/7/2011	(12,017)
	Chinese Yuan Renminbi	3,468,435	524,000	4/7/2011	(6,371)
	Chinese Yuan Renminbi	2,163,510	327,000	4/7/2011	(4,118)
	Chinese Yuan Renminbi	2,639,385	399,000	4/7/2011	(5,098)
	Chinese Yuan Renminbi	10,922,175	1,650,000	4/7/2011	(19,975)
	Chinese Yuan Renminbi	10,347,000	1,556,994	6/15/2011	(8,648)
	Chinese Yuan Renminbi	15,201,495	2,317,444	6/15/2011	(42,662)
	Chinese Yuan Renminbi	18,278,500	2,780,000	6/15/2011	(44,769)
	Chinese Yuan Renminbi	9,530,249	1,432,905	6/15/2011	(6,779)
	Danish Krone	32,297,000	5,348,292	9/21/2010	(44,659)
	Euro	1,781,000	2,202,785	7/26/2010	(24,669)
	Euro	18,327,000	23,072,960	7/26/2010	(659,524)
	Euro	586,000	713,378	7/26/2010	3,285
	Euro	2,573,000	3,219,338	7/26/2010	(72,627)
	Euro	4,205,000	5,156,660	7/26/2010	(14,056)
	Euro	4,697,000	5,751,004	7/26/2010	(6,697)
	Hong Kong Dollar	32,598	4,199	7/26/2010	(13)
	Hong Kong Dollar	131,986	17,002	7/26/2010	(51)
	Indian Rupee	162,853	3,514	3/9/2011	(85)
	Indonesian Rupiah	17,217,600,000	1,632,000	9/17/2010	244,993
	Indonesian Rupiah	4,984,230,000	510,000	11/24/2010	27,630
	Indonesian Rupiah	4,962,300,000	510,000	11/24/2010	25,265
	Indonesian Rupiah	2,256,310,000	237,132	11/24/2010	6,248
	Indonesian Rupiah	4,567,550,000	475,775	11/24/2010	16,909
	Japanese Yen	23,097,522,000	252,294,069	7/14/2010	9,000,586
	Mexican Peso	24,488,437	1,900,022	9/24/2010	(22,937)
	Norwegian Krone	16,529,000	2,571,506	9/21/2010	(41,653)
	Philippine Peso	92,000	2,017	11/15/2010	(58)
	Pound Sterling	11,665,000	17,287,880	9/23/2010	140,067
	South African Rand	273,692	34,710	7/28/2010	790
	South African Rand	273,692	34,530	10/28/2010	450
	South Korean Won	387,000,000	326,582	7/28/2010	(9,662)
	South Korean Won	1,481,649,171	1,293,791	7/28/2010	(80,444)
	South Korean Won	768,040,829	647,308	7/28/2010	(18,347)
	South Korean Won	638,052,000	539,510	7/28/2010	(16,999)
	South Korean Won	1,527,249,000	1,297,247	8/27/2010	(45,566)
	South Korean Won	87,742,500	74,311	11/12/2010	(2,178)

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DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust, continued	BUYS
	South Korean Won	922,277,000	$786,622	11/12/2010	($28,416)
	South Korean Won	1,096,710,360	941,515	11/12/2010	(39,907)
	South Korean Won	139,512,000	120,000	11/12/2010	(5,307)
	South Korean Won	70,380,000	60,000	11/12/2010	(2,140)
	South Korean Won	1,019,175,500	890,000	11/12/2010	(52,133)
	South Korean Won	541,017,000	470,000	11/12/2010	(25,229)
	Swedish Krona	31,112,000	3,992,050	9/21/2010	(2,069)
	Taiwan Dollar	30,000	959	10/12/2010	(19)
	Taiwan Dollar	86,781	2,768	10/12/2010	(48)
	Taiwan Dollar	205,834	6,627	1/14/2011	(127)
	Taiwan Dollar	126,000	3,990	1/14/2011	(11)
	Taiwan Dollar	193,000	6,142	1/14/2011	(47)
	Taiwan Dollar	105,000	3,313	1/14/2011	3
			$377,153,871		$7,742,027

	SELLS
	Australian Dollar	69,976,000	$60,739,168	7/30/2010	$2,026,145
	Canadian Dollar	1,927,000	1,814,505	7/7/2010	4,396
	Canadian Dollar	348,869	330,000	7/7/2010	2,293
	Canadian Dollar	26,259,000	26,107,991	7/7/2010	1,441,846
	Chilean Peso	10,248,800	20,839	1/12/2011	2,120
	Chinese Yuan Renminbi	11,829,555	1,764,289	11/16/2010	13,815
	Chinese Yuan Renminbi	11,725,919	1,722,500	11/17/2010	(12,719)
	Chinese Yuan Renminbi	12,337,605	1,847,500	11/17/2010	21,762
	Chinese Yuan Renminbi	13,560,400	2,030,000	11/17/2010	23,311
	Chinese Yuan Renminbi	11,593,173	1,703,000	11/17/2010	(12,575)
	Chinese Yuan Renminbi	11,711,278	1,722,500	1/10/2011	(15,164)
	Chinese Yuan Renminbi	35,161,117	5,187,000	1/10/2011	(30,041)
	Chinese Yuan Renminbi	36,111,200	5,327,000	1/10/2011	(31,010)
	Euro	3,555,000	4,365,241	7/6/2010	17,937
	Euro	42,837,000	55,692,368	7/26/2010	3,303,850
	Euro	15,447,000	18,913,751	7/26/2010	22,478
	Euro	8,519,000	10,274,672	7/26/2010	(143,840)
	Euro	505,000	603,813	7/26/2010	(13,788)
	Euro	475,000	582,444	7/26/2010	1,531
	Euro	47,000	58,807	7/26/2010	1,326
	Euro	7,202,000	8,841,324	7/26/2010	33,469
	Euro	53,521,000	66,273,522	7/26/2010	818,755
	Hong Kong Dollar	164,584	21,233	7/26/2010	95
	Japanese Yen	148,595,862	1,627,000	7/14/2010	(54,016)
	Japanese Yen	241,074,153	2,719,000	7/14/2010	(8,192)
	Japanese Yen	1,311,217,000	14,321,162	8/24/2010	(522,102)
	Malaysian Ringgit	14,845	4,336	10/12/2010	(230)
	Malaysian Ringgit	8,345	2,464	10/12/2010	(102)
	Philippine Peso	46,000	990	11/15/2010	11
	Philippine Peso	46,000	987	11/15/2010	8
	Singapore Dollar	265,880	189,000	9/16/2010	(1,079)
	Singapore Dollar	1,969	1,407	9/16/2010	(1)
	South African Rand	273,692	35,035	7/28/2010	(466)
	South Korean Won	1,309,935,000	1,122,000	7/28/2010	49,273
	South Korean Won	1,964,807,000	1,684,000	7/28/2010	74,988
	South Korean Won	1,733,366,250	1,485,000	8/27/2010	64,393
	South Korean Won	732,876,000	628,000	8/27/2010	27,360
	South Korean Won	417,987,000	353,030	11/12/2010	9,401
	South Korean Won	1,889,615,171	1,634,072	11/12/2010	80,615
	South Korean Won	967,189,400	819,541	11/12/2010	24,412
			$302,570,491		$7,220,265

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High Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts of approximately $1.2 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
High Income Trust	SELLS
	Canadian Dollar	820,000	$784,227	9-30-10	$14,392
	Pound Sterling	270,000	404,706	9-30-10	1,317
			$1,188,933		$15,709

High Yield Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $2.8 million to $3.9 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
High Yield Trust	SELLS
	Euro	2,040,538	$2,567,099	8/17/2010	$71,314
	Euro	1,106,695	1,368,492	8/17/2010	14,892
			$3,935,591		$86,206

Investment Quality Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $28.0 million to $35.0 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust	BUYS
	Hungarian Forint	896,700,000	$3,731,896	9/15/2010	$82,132
	Japanese Yen	95,500,000	1,051,797	9/15/2010	29,692
	Japanese Yen	139,650,000	1,537,488	9/15/2010	43,977
	Mexican Peso	17,770,000	1,382,879	9/15/2010	(19,452)
	Mexican Peso	17,770,000	1,367,554	9/15/2010	(4,127)
	Mexican Peso	27,513,000	2,130,413	9/15/2010	(19,440)
	South Korean Won	963,898,000	783,148	9/15/2010	7,219
	South Korean Won	4,699,724,000	3,793,193	9/15/2010	60,433
			$15,778,368		$180,434

	SELLS
	Brazilian Real	2,435,000	$1,309,492	9/15/2010	($19,482)
	Brazilian Real	2,435,000	1,310,902	9/15/2010	(18,072)
	Czech Koruna	83,410,000	3,880,618	9/15/2010	(85,440)
	Japanese Yen	575,032,000	6,345,708	9/15/2010	(166,236)
	Japanese Yen	128,600,000	1,441,114	9/15/2010	(15,215)
	Japanese Yen	201,026,000	2,265,911	9/15/2010	(10,606)
	Mexican Peso	13,190,000	1,040,814	9/15/2010	28,793
	South Korean Won	1,867,985,000	1,578,337	9/15/2010	46,647
			$19,172,896		($239,611)

72

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New Income Trust (formerly Spectrum Income Trust)

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $235.3 million to $438.2 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
New Income Trust	BUYS
	Chinese Yuan Renminbi	58,473,000	$8,656,725	7/21/2010	($34,014)
	Chinese Yuan Renminbi	114,035,000	17,330,547	11/16/2010	(456,264)
	Chinese Yuan Renminbi	141,800,000	21,195,674	12/22/2010	(177,420)
	Euro	7,500,000	9,283,125	7/26/2010	(110,823)
	Indian Rupee	755,000,000	16,928,251	7/6/2010	(672,465)
	Indian Rupee	280,000,000	6,200,177	8/6/2010	(194,493)
	Indian Rupee	882,000,000	18,929,363	9/21/2010	(102,248)
	Malaysian Ringgit	39,610,000	12,100,970	8/6/2010	115,837
	Mexican Peso	17,250,000	1,368,798	7/23/2010	(37,759)
	Norwegian Krone	154,348,100	23,939,464	8/9/2010	(267,161)
	Polish Zloty	20,500,000	5,926,997	9/14/2010	88,087
	Russian Ruble	168,615,000	5,631,764	8/5/2010	(249,995)
	South Korean Won	3,465,000,000	3,116,287	7/22/2010	(279,193)
	South Korean Won	7,185,000,000	5,916,015	8/25/2010	(27,747)
	South Korean Won	7,200,000,000	5,930,807	9/24/2010	(25,671)
	Swedish Krona	46,300,000	5,993,279	9/1/2010	(55,424)
	Swedish Krona	93,206,000	11,716,983	9/3/2010	236,435
	Swiss Franc	20,620,000	18,864,483	7/26/2010	273,479
	Taiwan Dollar	345,000,000	11,116,481	7/26/2010	(367,700)
	Taiwan Dollar	222,770,000	7,062,622	8/19/2010	(110,915)
			$217,208,812		($2,455,454)

	SELLS
	Brazilian Real	30,284,000	$16,875,787	8/5/2010	$192,760
	Canadian Dollar	33,915,000	32,504,001	9/7/2010	657,342
	Chinese Yuan Renminbi	58,473,000	8,620,522	7/21/2010	(2,190)
	Euro	29,960,000	39,117,500	7/26/2010	2,477,213
	Euro	1,991,717	2,374,411	8/9/2010	(61,563)
	Euro	23,685,000	29,103,654	9/3/2010	131,978
	Euro	4,962,863	5,926,997	9/14/2010	(144,060)
	Indian Rupee	755,000,000	16,396,898	7/6/2010	141,111
	Japanese Yen	535,000,000	5,743,794	7/22/2010	(309,331)
	Malaysian Ringgit	39,610,000	12,113,150	8/6/2010	(103,657)
	Mexican Peso	173,050,000	13,994,247	7/23/2010	641,426
	Norwegian Krone	77,700,000	12,159,282	8/9/2010	242,465
	Russian Ruble	168,615,000	5,370,760	8/5/2010	(11,009)
	South Korean Won	3,465,000,000	3,001,819	7/22/2010	164,725
	Taiwan Dollar	345,000,000	10,714,286	7/26/2010	(34,496)
	Taiwan Dollar	222,770,000	6,933,396	8/19/2010	(18,310)
			$220,950,504		$3,964,404

Real Return Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $54.6 million to $91.4 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust	BUYS
	Brazilian Real	732,000	$402,010	8/3/2010	$1,425
	Chinese Yuan Renminbi	3,416,253	515,000	11/17/2010	(9,458)
	Chinese Yuan Renminbi	8,817,440	1,330,805	11/17/2010	(25,987)
	Chinese Yuan Renminbi	3,473,924	525,000	11/17/2010	(10,923)
	Chinese Yuan Renminbi	2,109,426	318,000	11/23/2010	(5,756)

73

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust, continued	BUYS
	Chinese Yuan Renminbi	5,046,780	$760,000	1/10/2011	($11,183)
	Chinese Yuan Renminbi	22,558,580	3,367,204	1/10/2011	(20,068)
	Chinese Yuan Renminbi	9,030,140	1,360,000	1/10/2011	(20,150)
	Euro	103,000	126,451	7/26/2010	(485)
	Euro	496,000	663,292	7/26/2010	(56,697)
	Euro	3,125,000	4,187,922	7/26/2010	(366,129)
	Euro	932,000	1,134,892	7/26/2010	4,920
	Malaysian Ringgit	34,400	10,000	10/12/2010	579
	Malaysian Ringgit	36,481	10,654	10/12/2010	565
	Malaysian Ringgit	15,790	4,604	10/12/2010	252
	Mexican Peso	10,990,032	852,701	9/24/2010	(10,294)
	Philippine Peso	230,000	4,949	11/15/2010	(53)
	Philippine Peso	740,590	15,993	11/15/2010	(226)
	Philippine Peso	220,000	4,729	11/15/2010	(46)
	South Korean Won	129,000,000	108,861	7/28/2010	(3,221)
	South Korean Won	255,056,763	214,963	7/28/2010	(6,093)
	South Korean Won	211,860,000	179,140	7/28/2010	(5,645)
	South Korean Won	507,109,000	430,739	8/27/2010	(15,130)
	South Korean Won	496,122,000	420,175	11/12/2010	(12,312)
	South Korean Won	943,808,763	796,922	11/12/2010	(21,014)
	South Korean Won	2,541,402,237	2,177,238	11/12/2010	(87,945)
	South Korean Won	430,162,000	370,000	11/12/2010	(16,363)
	South Korean Won	222,870,000	190,000	11/12/2010	(6,778)
	South Korean Won	1,723,124,000	1,500,000	11/12/2010	(83,416)
	South Korean Won	828,792,000	720,000	11/12/2010	(38,648)
	South Korean Won	109,860,000	90,223	11/12/2010	93
	Swiss Franc	1,005,754	890,000	7/6/2010	43,171
	Swiss Franc	1,006,000	934,996	9/21/2010	(221)
			$24,617,463		($783,236)

	SELLS
	Australian Dollar	5,216,000	$4,527,488	7/30/2010	$151,029
	Chinese Yuan Renminbi	1,282,848	190,801	11/17/2010	963
	Chinese Yuan Renminbi	10,055,250	1,500,000	11/17/2010	12,009
	Chinese Yuan Renminbi	36,635,500	5,500,000	1/10/2011	64,197
	Euro	1,023,000	1,279,978	7/26/2010	28,876
	Euro	4,575,000	5,648,021	8/24/2010	52,134
	Euro	498,000	662,819	1/4/2011	53,229
	Japanese Yen	67,810,000	740,688	7/14/2010	(26,424)
	Malaysian Ringgit	86,670	26,845	10/12/2010	191
	Mexican Peso	1,238,450	100,000	9/24/2010	5,070
	Mexican Peso	3,550,332	285,328	9/24/2010	13,188
	Mexican Peso	6,201,250	500,000	9/24/2010	24,662
	Philippine Peso	1,190,590	26,104	11/15/2010	757
	Pound Sterling	632,000	936,643	9/23/2010	(7,589)
	South Korean Won	244,836,763	202,533	7/28/2010	2,032
	South Korean Won	241,220,000	200,883	7/28/2010	3,344
	South Korean Won	109,860,000	90,438	7/28/2010	472
	South Korean Won	1,388,400,000	1,200,000	11/12/2010	58,593
	South Korean Won	5,335,430,000	4,500,000	11/12/2010	113,731
	Swiss Franc	1,005,754	933,376	7/6/2010	205
	Swiss Franc	1,011,000	899,130	9/21/2010	(40,291)
			$29,951,075		$510,378

74

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Strategic Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $11.5 million to $60.4 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Bond Trust	BUYS
	Australian Dollar	15,285,413	$13,489,377	8/17/2010	($691,336)
	Euro	5,465,455	6,813,033	8/17/2010	(128,226)
			$20,302,410		($819,562)

	SELLS
	Australian Dollar	14,902,162	$13,327,167	8/17/2010	$850,011
	Euro	12,281,380	15,922,703	8/17/2010	901,326
	Japanese Yen	1,011,145,300	10,866,688	8/17/2010	(578,479)
			$40,116,558		$1,172,858

Strategic Income Opportunities Trust (formerly Strategic Income Trust)

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $95.7 million to $1.7 billion.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Opportunities Trust	BUYS
	Australian Dollar	4,000,000	$3,450,720	9/30/2010	($118,962)
	Canadian Dollar	4,580,138	4,400,000	9/30/2010	(100,057)
	New Zealand Dollar	4,000,000	2,819,600	9/30/2010	(94,616)
	New Zealand Dollar	6,700,000	4,698,375	9/30/2010	(134,027)
	New Zealand Dollar	5,400,000	3,778,218	9/30/2010	(99,489)
			$19,146,913		($547,151)

	SELLS
	Australian Dollar	7,220,772	$6,180,476	9/30/2010	$166,010
	Canadian Dollar	1,511,294	1,445,364	9/30/2010	26,525
	Euro	17,951,235	22,129,205	9/30/2010	167,177
	Japanese Yen	420,643,500	4,717,374	9/30/2010	(47,520)
	New Zealand Dollar	2,600,000	1,844,440	9/30/2010	73,200
	New Zealand Dollar	7,900,000	5,605,580	9/30/2010	223,736
	New Zealand Dollar	26,738,629	18,760,089	9/30/2010	544,504
	Pound Sterling	10,574,140	15,849,684	9/30/2010	51,570
			$76,532,212		$1,205,202

Total Return Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $247.5 million to $381.3 million.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust	BUYS
	Australian Dollar	5,103,404	$4,429,755	7/30/2010	($147,768)
	Brazilian Real	23,774,637	13,056,889	8/3/2010	46,276
	Chinese Yuan Renminbi	3,044,326	458,000	8/25/2010	(8,828)
	Chinese Yuan Renminbi	3,831,264	576,000	8/25/2010	(10,720)
	Chinese Yuan Renminbi	18,150,490	2,708,500	8/25/2010	(30,504)
	Chinese Yuan Renminbi	54,571,279	8,111,500	8/25/2010	(59,835)
	Chinese Yuan Renminbi	15,860,319	2,354,000	8/25/2010	(13,905)
	Chinese Yuan Renminbi	5,134,329	774,000	11/17/2010	(14,214)
	Chinese Yuan Renminbi	13,250,332	1,999,854	11/17/2010	(39,050)
	Chinese Yuan Renminbi	5,220,814	789,000	11/17/2010	(16,416)

75

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, continued	BUYS
	Chinese Yuan Renminbi	3,170,773	$478,000	11/23/2010	($8,652)
	Euro	992,000	1,230,437	7/26/2010	(17,247)
	Euro	1,792,000	2,178,463	7/26/2010	13,106
	Euro	596,000	715,688	7/26/2010	13,205
	Euro	799,000	955,832	7/26/2010	21,324
	Euro	378,000	451,963	7/26/2010	10,321
	Euro	1,443,000	1,731,528	7/26/2010	33,223
	Euro	3,467,000	4,256,533	7/26/2010	(16,483)
	Euro	28,617,000	35,328,831	8/24/2010	(326,105)
	Indonesian Rupiah	3,254,400,000	320,000	10/7/2010	33,615
	Indonesian Rupiah	22,828,609,000	2,260,000	10/7/2010	220,502
	Indonesian Rupiah	3,254,400,000	320,000	10/7/2010	33,615
	Indonesian Rupiah	6,655,311,000	670,000	10/7/2010	53,150
	Indonesian Rupiah	2,443,250,000	250,000	11/24/2010	13,544
	Indonesian Rupiah	2,335,200,000	240,000	11/24/2010	11,889
	Indonesian Rupiah	1,130,100,000	118,770	11/24/2010	3,129
	Indonesian Rupiah	2,237,250,000	233,039	11/24/2010	8,285
	Malaysian Ringgit	754,776	220,000	10/12/2010	12,118
	Malaysian Ringgit	6,255,990	1,841,621	10/12/2010	82,300
	Malaysian Ringgit	6,097,479	1,814,832	10/12/2010	60,342
	Malaysian Ringgit	3,131,787	958,702	10/12/2010	4,425
	Mexican Peso	6,289,511	491,354	9/24/2010	(9,250)
	Mexican Peso	24,896,951	1,931,718	9/24/2010	(23,319)
	Philippine Peso	2,223,000	47,837	11/15/2010	(511)
	Philippine Peso	7,172,000	154,874	11/15/2010	(2,187)
	Philippine Peso	2,130,000	45,787	11/15/2010	(441)
	Singapore Dollar	589,795	421,071	9/16/2010	575
	Singapore Dollar	438,416	311,441	9/16/2010	1,984
	Singapore Dollar	377,517	268,275	9/16/2010	1,613
	South Korean Won	400,780,000	338,198	7/28/2010	(9,993)
	South Korean Won	429,840,714	362,271	7/28/2010	(10,268)
	South Korean Won	781,060,786	635,112	7/28/2010	4,511
	South Korean Won	357,066,000	301,920	7/28/2010	(9,513)
	South Korean Won	3,069,469,000	2,575,706	8/27/2010	(60,075)
	South Korean Won	854,678,000	725,965	8/27/2010	(25,500)
	South Korean Won	344,327,000	291,617	11/12/2010	(8,545)
	South Korean Won	855,275,000	728,284	11/12/2010	(25,160)
	South Korean Won	2,036,615,786	1,749,926	11/12/2010	(75,619)
	South Korean Won	348,780,000	300,000	11/12/2010	(13,267)
	South Korean Won	187,680,000	160,000	11/12/2010	(5,708)
	South Korean Won	2,526,848,500	2,215,000	11/12/2010	(137,672)
	South Korean Won	782,173,800	681,000	11/12/2010	(37,973)
	Taiwan Dollar	19,575,660	632,125	10/12/2010	(18,492)
	Taiwan Dollar	4,093,612	130,577	10/12/2010	(2,256)
	Taiwan Dollar	15,433,020	498,000	10/12/2010	(14,226)
	Taiwan Dollar	9,632,088	310,107	1/14/2011	(5,937)
	Taiwan Dollar	5,898,000	186,764	1/14/2011	(512)
	Taiwan Dollar	9,079,000	288,910	1/14/2011	(2,206)
	Taiwan Dollar	4,917,000	155,135	1/14/2011	138
			$108,770,711		($525,167)

	SELLS
	Canadian Dollar	2,844,000	$2,827,645	7/7/2010	$156,160
	Euro	74,853,000	100,128,060	7/26/2010	8,584,821
	Euro	2,395,000	2,939,910	7/26/2010	10,889
	Euro	4,388,000	5,429,293	7/26/2010	62,885
	Japanese Yen	1,847,270,000	20,177,717	7/14/2010	(719,840)
	Pound Sterling	10,473,000	15,521,300	9/23/2010	(125,753)
	Singapore Dollar	1,405,728	1,005,341	9/16/2010	381
	South Korean Won	1,138,172,500	920,000	7/28/2010	(12,068)
	South Korean Won	830,575,000	670,000	7/28/2010	(10,171)

76

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, continued	SELLS
	South Korean Won	781,060,786	$634,544	8/27/2010	($5,586)
	South Korean Won	183,780,000	154,788	11/12/2010	3,702
	South Korean Won	4,130,600,000	3,340,990	11/12/2010	(54,785)
	South Korean Won	1,671,875,000	1,352,321	11/12/2010	(22,131)
			$155,101,909		$7,868,504

Options  There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of a Portfolio’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six-month period ended June 30, 2010, the Portfolios used purchased options for the following reasons: High Income Trust, Strategic Bond Trust and Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rates. During the six-month period ended June 30, 2010, High Income Trust, Strategic Bond Trust and Strategic Income Opportunities Trust held purchased options with market values ranging from approximately $0 to $2.1 million, $60,000 to $263,000 and $196,000 to $556,000, respectively.

The following tables summarize the Portfolios’ written options activities during the six months ended June 30, 2010. In addition, the table details how the Portfolios used written option contracts during the six-month period ended June 30, 2010.

	NUMBER OF CONTRACTS	PREMIUMS
Global Bond Trust
Outstanding, beginning of period	130,401,020	$1,954,510
Options written	202,801,078	2,025,220
Option closed	(98,201,492)	(1,586,322)
Options expired	(78,000,532)	(1,178,850)
Outstanding, end of period	157,000,074	$1,214,558
Real Return Bond Trust
Outstanding, beginning of period	123,700,000	$1,420,619
Options written	32,900,042	190,935
Option closed	(98,500,036)	(868,438)
Options expired	(2,600,000)	(12,350)
Outstanding, end of period	55,500,006	$730,766
Strategic Bond Trust
Outstanding, beginning of period	552	$238,561
Options written	782	368,134
Options closed	(684)	(279,692)
Options expired	(253)	(91,890)
Outstanding, end of period	397	$235,113
Total Return Trust
Outstanding, beginning of period	773,501,949	$10,028,639
Options written	1,311,704,741	8,825,506
Option closed	(597,906,004)	(8,700,465)
Options expired	(508,400,000)	(3,730,013)
Outstanding, end of period	978,900,686	$6,423,667

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Options on Exchange-Traded Futures Contracts

Global Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Global Bond Trust	PUTS
	U.S. Treasury 10-Year Note Futures	$119.50	Jul 2010	74	$22,940	($6,937)
				74	$22,940	($6,937)

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	U.S. Treasury 10-Year Note Futures	$120.00	Aug 2010	3	$2,055	($9,094)
				3	$2,055	($9,094)

	PUTS
	U.S. Treasury 10-Year Note Futures	$114.00	Aug 2010	3	$1,774	($141)
				3	$1,774	($141)

Strategic Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Strategic Bond Trust	CALLS
	Eurodollar Futures	$99.125	Sep 2010	27	$20,162	($18,394)
	Eurodollar Futures	98.875	Mar 2011	34	28,790	(35,487)
	Eurodollar Futures	98.750	Mar 2011	37	35,955	(47,869)
	U.S. Treasury 10-Year Note Futures	119.000	Aug 2010	35	13,011	(135,078)
	U.S. Treasury 10-Year Note Futures	123.500	Aug 2010	14	9,142	(13,125)
	U.S. Treasury 30-Year Bond Futures	128.000	Jul 2010	38	38,767	(46,906)
				185	$145,827	($296,859)

	PUTS
	Eurodollar Futures	$98.625	Sep 2010	94	$16,145	($5,875)
	Eurodollar Futures	98.500	Sep 2010	47	5,722	(4,406)
	Eurodollar Futures	98.750	Mar 2011	37	33,530	(10,175)
	Eurodollar Futures	98.875	Mar 2011	34	33,889	(11,263)
				212	$89,286	($31,719)

Interest Rate Swaptions

Total Return Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Total Return Trust	CALLS
	U.S. Treasury 10-Year Note Futures	$122.00	Aug 2010	52	$30,745	($86,125)
	U.S. Treasury 10-Year Note Futures	120.00	Aug 2010	264	180,840	(800,250)
				316	$211,585	($886,375)

	PUTS
	U.S. Treasury 10-Year Note Futures	$114.00	Aug 2010	318	$177,892	($14,906)
	U.S. Treasury 10-Year Note Futures	117.00	Aug 2010	52	46,183	(6,500)
				370	$224,075	($21,406)

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Global Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	CALLS
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Receive	3.50%	Aug 2010	USD	5,900,000	$50,740	($234,850)
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Receive	3.25%	Aug 2010	USD	5,400,000	32,940	(124,739)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.50%	Aug 2010	USD	3,000,000	20,250	(119,415)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	3.25%	Oct 2010	USD	55,600,000	372,520	(1,420,908)
								69,900,000	$476,450	($1,899,912)

	PUTS
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Receive	4.50%	Aug 2010	USD	11,300,000	$41,520	($397)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	4.50%	Aug 2010	USD	3,000,000	17,100	(105)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	Oct 2010	USD	55,600,000	444,800	(6,416)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	9,000,000	54,000	(3,808)
								78,900,000	$557,420	($10,726)

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	3.50%	Aug 2010	USD	1,500,000	$7,350	($59,707)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	2,600,000	7,605	(60,059)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.50%	Aug 2010	USD	1,400,000	10,920	(55,727)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	1,900,000	12,287	(43,890)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jan 2011	USD	1,200,000	6,600	(33,821)
								8,600,000	$44,762	($253,204)

	PUTS
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.00%	Dec 2010	USD	3,700,000	$21,367	($1,291)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(4)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	21,000,000	336,970	(10)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	4.50%	Aug 2010	USD	1,500,000	10,050	(53)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	2,600,000	10,985	(26)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.50%	Aug 2010	USD	1,400,000	7,140	(49)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.50%	Aug 2010	USD	1,900,000	8,043	(67)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.00%	Jan 2011	USD	1,200,000	9,720	(1,076)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	900,000	5,940	(381)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	1,700,000	11,560	(719)
								42,900,000	$646,825	($3,676)

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Total Return Trust

The Portfolio used written options to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	CALLS
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	8,000,000	$26,100	($184,798)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Aug 2010	USD	31,700,000	152,160	(1,261,819)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	14,800,000	49,220	(341,877)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	15,600,000	100,280	(360,357)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	5,000,000	22,000	(115,499)
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	49,700,000	182,545	(1,148,060)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Aug 2010	USD	39,000,000	159,900	(900,892)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	Aug 2010	USD	34,900,000	263,200	(1,389,195)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	16,600,000	54,780	(424,228)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	6,900,000	31,395	(176,336)
	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	3.25%	Oct 2010	USD	12,200,000	70,760	(311,782)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jan 2011	USD	33,500,000	184,250	(944,184)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Jan 2011	USD	91,400,000	509,555	(2,576,072)
								359,300,000	$1,806,145	($10,135,099)
	PUTS
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.00%	Oct 2010	USD	15,600,000	$81,900	($2,360)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.00%	Dec 2010	USD	83,200,000	524,160	(29,028)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.00%	Dec 2010	USD	15,400,000	99,330	(5,373)
	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	24,300,000	203,209	(2)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	84,000,000	631,006	(8)
	10-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	8,000,000	53,350	(81)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.50%	Aug 2010	USD	31,700,000	215,560	(1,113)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	14,800,000	83,470	(149)
	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	7,000,000	54,250	(1)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	19,900,000	204,660	(201)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	5,000,000	55,500	(51)
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	38,600,000	166,945	(390)
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.50%	Aug 2010	USD	11,100,000	34,410	(390)
	10-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	7,000,000	56,000	(1)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.75%	Aug 2010	USD	39,000,000	183,300	(394)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.50%	Aug 2010	USD	34,900,000	182,680	(1,225)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	22,000,000	165,550	(2)
	10-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	16,600,000	119,520	(1,916)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	6,900,000	32,775	(796)
	10-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	5.00%	Oct 2010	USD	12,200,000	89,060	(1,408)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	5.00%	Jan 2011	USD	33,500,000	271,350	(30,039)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	18,500,000	111,463	(7,827)
								549,200,000	$3,619,448	($82,755)

Credit Default Swaptions

Total Return Trust

The Portfolio used written options to enhance potential gain/income.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	CALLS
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG14	Receive	0.80%	Jul 2010	USD	2,800,000	$2,800,000	$3,920	($83)
	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Receive	0.80%	Sep 2010	EUR	2,500,000	3,057,124	5,288	(1,140)
								5,300,000	$5,857,124	$9,208	($1,223)
	Puts
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG14	Receive	1.60%	Jul 2010	USD	2,800,000	$2,800,000	$7,560	($2,368)
	5-Year Credit Default Swap	BNP Paribas	DJ ITRAXX	Receive	1.50%	Sep 2010	EUR	2,500,000	3,057,124	16,026	(23,921)
								5,300,000	$5,857,124	$23,586	($26,289)

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Foreign Currency Options

Global Bond Trust

The Portfolio used written options to enhance potential gain/income.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	CALLS
	U.S. Dollar versus Mexican Peso	$16.25	Sep 2010	USD 4,100,000	$4,100,000	$112,340	($841)
	U.S. Dollar versus South Korean Won	1,500.00	Sep 2010	USD 4,100,000	4,100,000	45,408	(7,679)
				8,200,000	$8,200,000	$157,748	($8,520)

Real Return Bond Trust The Portfolio used written options to enhance potential gain/income.
PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	PUTS
	U.S. Dollar versus Japanese Yen	$90.00	Jul 2010	USD 200,000	$200,000	$1,795	($4,386)
	U.S. Dollar versus Japanese Yen	90.00	Jul 2010	USD 100,000	100,000	935	(2,193)
				300,000	$300,000	$2,730	($6,579)
Total Return Trust The Portfolio used written options to enhance potential gain/income.
PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	PUTS
	U.S. Dollar versus Japanese Yen	$90.00	Jul 2010	USD 21,900,000	$21,900,000	$194,033	($480,245)
	U.S. Dollar versus Japanese Yen	90.00	Jul 2010	USD 9,900,000	9,900,000	92,987	(217,097)
				31,800,000	$31,800,000	$287,020	($697,342)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Real Return Bond Trust

The Portfolio used inflation floors to enhance potential gain/income.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	Floor- OTC CPURNSA Index	Citibank NA	215.949	Maximum of (–1.00% – Index Final/Index Initial – 1) or $0	Mar 2020	USD 1,100,000	$9,460	($12,319)
	Floor- OTC CPURNSA Index	Citibank NA	216.687	Maximum of (–1.00% – Index Final/Index Initial – 1) or $0	Apr 2020	USD 2,600,000	23,160	(29,511)
						3,700,000	$32,620	($41,830)

Total Return Trust

The Portfolio used inflation floors to enhance potential gain/income.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of (–1.00% – Index Final/Index Initial – 1) or $0	Mar 2020	USD 2,600,000	$19,500	($25,446)
	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of (–1.00% – Index Final/Index Initial – 1) or $0	Mar 2020	USD 7,500,000	63,460	(83,991)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of (–1.00% – Index Final/Index Initial – 1) or $0	Apr 2020	USD 17,900,000	159,640	(203,176)
						28,000,000	$242,600	($312,613)

Swaps  The Portfolios may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based

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upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or the Portfolios is recorded as realized gain or loss, as well as, the net periodic payments received or paid by the Portfolios.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Portfolios may also suffer losses if they are unable to terminate or assign outstanding swaps or reduce their exposure through offsetting transactions.

Interest Rate Swaps  Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolios settle accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at June 30, 2010, and the range of contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition, the table details how the Portfolios used interest rate swap contracts during the six-months ended June 30, 2010.

Interest Rate Swaps

Global Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the six month period ended June 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $79.6 million to $387.9 million.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	1,310,000,000	JPY	$13,919,881	6 Month LIBOR	Fixed 2.150%	Jun 2035	($53,226)	$786,053	$732,827
	Barclays Bank PLC	2,500,000	EUR	3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	—	63,399	63,399
	Deutsche Bank AG	17,700,000	AUD	14,666,219	6 Month BBR-BBSW	Fixed 6.000%	Dec 2020	80,584	302,063	382,647
	The Royal Bank of Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	—	50,253	50,253
	The Royal Bank of Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	—	35,111	35,111
	The Royal Bank of Scotland PLC	3,400,000	CAD	3,270,961	3 Month CBK	Fixed 3.750%	Jun 2020	(66,460)	161,962	95,502
	The Royal Bank of Scotland PLC	2,770,000,000	JPY	30,005,855	6 Month LIBOR	Fixed 1.500%	Dec 2020	212,282	497,846	710,128
	UBS AG	910,000,000	JPY	9,669,536	6 Month LIBOR	Fixed 2.150%	Jun 2035	(36,684)	545,747	509,063
				$79,645,080				$136,496	$2,442,434	$2,578,930

Investment Quality Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the six month period ended June 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts as represented below.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	JP Morgan Chase Bank	5,100,000	USD	$5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($546,843)	($546,843)
	JP Morgan Chase Bank	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	—	104,320	104,320
				$7,200,000				—	($442,523)	($442,523)

Real Return Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the six month period ended June 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $16.9 million to $51.0 million.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	1,800,000	EUR	$2,163,511	FRCPXTOB	Fixed 2.103%	Oct 2010	—	$67,880	$67,880
	BNP Paribas	2,000,000	EUR	2,430,500	FRCPXTOB	Fixed 2.090%	Oct 2010	—	74,416	74,416
	BNP Paribas	2,600,000	EUR	3,089,321	FRCPXTOB	Fixed 2.040%	Feb 2011	—	90,888	90,888
	Deutsche Bank AG	1,500,000	USD	1,500,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	$75,451	29,544	104,995
	HSBC Bank USA	2,500,000	BRL	1,424,177	CDI	Fixed 11.140%	Jan 2012	9,591	2,736	12,327
	HSBC Bank USA	600,000	BRL	335,570	CDI	Fixed 11.360%	Jan 2012	1,689	616	2,305
	Morgan Stanley Capital Services, Inc.	9,500,000	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	(69,034)	(143,170)	(212,204)

82

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PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust, continued
	Morgan Stanley Capital Services, Inc.	1,600,000	BRL	$902,935	CDI	Fixed 11.670%	Jan 2012	$14,244	$3,357	$17,601
	Morgan Stanley Capital Services, Inc.	1,000,000	BRL	554,324	CDI	Fixed 11.600%	Jan 2012	8,184	2,001	10,185
	Morgan Stanley Capital Services, Inc.	1,300,000	BRL	715,131	CDI	Fixed 11.630%	Jan 2012	(459)	95	(364)
	Royal Bank of Scotland PLC	1,200,000	USD	1,200,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	40,440	43,556	83,996
	UBS AG	3,200,000	EUR	4,046,878	FRCPXTOB	Fixed 2.095%	Oct 2011	—	133,964	133,964
	UBS AG	500,000	BRL	276,549	CDI	Fixed 12.070%	Jan 2013	(1,760)	3,568	1,808
	UBS AG	500,000	BRL	286,336	CDI	Fixed 11.880%	Jan 2013	(2,358)	2,893	535
				$24,126,436				$75,988	$312,344	$388,332

Strategic Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the six month period ended June 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts as represented below.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Strategic Bond Trust
	JP Morgan Securities, Inc.	3,573,000	USD	$3,573,000	Fixed†	3 Month LIBOR	Feb 2025	—	($276,975)	($276,975)
	Morgan Stanley & Company, Inc.	6,430,000	USD	6,430,000	Fixed†	3 Month LIBOR	Feb 2025	—	(515,650)	(515,650)
	Morgan Stanley & Company, Inc.	5,170,000	USD	5,170,000	Fixed†	3 Month LIBOR	Nov 2027	—	(406,545)	(406,545)
				$15,173,000				—	($1,199,170)	($1,199,170)

†  No payments made by the Portfolio until maturity. Payment amount is derived from subtracting the floating notional amounts from fixed amounts.

Total Return Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the six month period ended June 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $759.0 million to $977.4 million.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust
	Bank of America N.A.	23,700,000	USD	$23,700,000	3 Month LIBOR	Fixed 2.000%	Dec 2012	$271,602	$72,572	$344,174
	Barclays Bank PLC	4,800,000	EUR	5,800,402	FRCPXTOB	Fixed 2.103%	Oct 2010	—	181,014	181,014
	Barclays Bank PLC	802,286	BRL	426,658	CDI	Fixed 10.600%	Jan 2012	—	(1,367)	(1,367)
	Barclays Bank PLC	1,357,571	BRL	967,008	CDI	Fixed 10.835%	Jan 2012	2,861	(229)	2,632
	Barclays Bank PLC	30,587,267	BRL	25,291,723	CDI	Fixed 12.285%	Jan 2013	107,973	179,508	287,481
	Barclays Bank PLC	20,052,959	BRL	16,696,466	CDI	Fixed 11.910%	Jan 2013	30,758	(3,135)	27,623
	Barclays Bank PLC	323,000,000	MXN	25,083,526	TIIE Banxico	Fixed 7.340%	Jan 2015	(757)	938,170	937,413
	Barclays Bank PLC	21,400,000	USD	21,400,000	3 Month LIBOR	Fixed 3.000%	Dec 2015	282,560	381,938	664,498
	Barclays Bank PLC	2,200,000	USD	2,200,000	3 Month LIBOR	Fixed 4.000%	Jun 2017	—	208,261	208,261
	BNP Paribas	1,100,000	EUR	1,336,775	FRCPXTOB	Fixed 2.090%	Oct 2010	—	40,929	40,929
	BNP Paribas	6,954,069	BRL	4,864,304	CDI	Fixed 11.390%	Jan 2012	—	(6,070)	(6,070)
	BNP Paribas	1,845,675	BRL	1,806,586	CDI	Fixed 12.110%	Jan 2014	—	8,853	8,853
	Citibank N.A.	181,000,000	MXN	14,011,455	TIIE Banxico	Fixed 7.330%	Jan 2015	(5,917)	525,443	519,526
	Citibank N.A.	7,100,000	USD	7,100,000	3 Month LIBOR	Fixed 3.000%	Dec 2015	84,490	135,974	220,464
	Citibank N.A.	1,800,000	USD	1,800,000	3 Month LIBOR	Fixed 4.000%	Jun 2017	—	170,395	170,395
	Credit Suisse International	28,029,225	BRL	23,284,121	CDI	Fixed 12.480%	Jan 2013	73,254	110,363	183,617
	Credit Suisse International	7,300,000	USD	7,300,000	3 Month LIBOR	Fixed 3.000%	Dec 2015	84,680	141,995	226,675
	Deutsche Bank AG	3,100,000	AUD	2,200,845	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	8,016	(17,607)	(9,591)
	Deutsche Bank AG	7,200,000	USD	7,200,000	3 Month LIBOR	Fixed 3.000%	Dec 2015	85,680	137,889	223,569
	Goldman Sachs	8,145,424	BRL	5,355,408	CDI	Fixed 10.835%	Jan 2012	6,078	9,717	15,795
	Goldman Sachs	7,008,884	BRL	4,838,327	CDI	Fixed 10.990%	Jan 2012	14,851	(3,380)	11,471
	Goldman Sachs	17,349,545	BRL	14,186,900	CDI	Fixed 11.890%	Jan 2013	5,575	33,915	39,490
	Goldman Sachs	6,303,949	BRL	5,040,921	CDI	Fixed 11.930%	Jan 2013	(13,633)	29,162	15,529
	Goldman Sachs	11,183,601	BRL	11,554,826	CDI	Fixed 12.650%	Jan 2014	141,431	72,608	214,039
	Goldman Sachs	146,800,000	MXN	11,626,111	TIIE Banxico	Fixed 7.640%	Mar 2017	(839)	464,516	463,677
	HSBC Bank	517,993	BRL	445,434	CDI	Fixed 14.765%	Jan 2012	2,788	31,359	34,147
	HSBC Bank	1,203,191	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	—	(1,871)	(1,871)
	HSBC Bank	67,892,117	BRL	48,057,275	CDI	Fixed 11.360%	Jan 2012	27,192	302,818	330,010
	HSBC Bank	3,572,042	BRL	2,577,162	CDI	Fixed 11.140%	Jan 2012	20,431	1,757	22,188
	HSBC Bank	18,537,799	BRL	15,228,015	CDI	Fixed 11.890%	Jan 2013	22,579	19,629	42,208
	HSBC Bank	31,077,924	BRL	26,132,485	CDI	Fixed 12.300%	Jan 2013	113,825	189,647	303,472
	HSBC Bank	4,253,782	BRL	3,412,454	CDI	Fixed 11.880%	Jan 2013	(4,481)	5,519	1,038
	HSBC Bank	877,627	BRL	880,088	CDI	Fixed 12.540%	Jan 2014	10,381	4,053	14,434
	HSBC Bank	33,000,000	MXN	2,529,220	TIIE Banxico	Fixed 7.330%	Jan 2015	13,564	81,156	94,720

83

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PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, continued
	JP Morgan Chase Bank, N.A.	481,371	BRL	$255,995	CDI	Fixed 10.600%	Jan 2012	—	($820)	($820)
	JP Morgan Chase Bank, N.A.	22,067,183	BRL	18,758,891	CDI	Fixed 12.170%	Jan 2013	$100,721	59,774	160,495
	JP Morgan Chase Bank, N.A.	4,010,533	BRL	3,878,924	CDI	Fixed 12.200%	Jan 2014	(1,421)	31,748	30,327
	JP Morgan Chase Bank, N.A.	95,000,000	MXN	7,336,474	TIIE Banxico	Fixed 7.330%	Jan 2015	(5,006)	277,685	272,679
	JP Morgan Chase Bank, N.A.	4,900,000	USD	4,900,000	3 Month LIBOR	Fixed 3.000%	Dec 2015	24,059	128,092	152,151
	JP Morgan Chase Bank, N.A.	13,700,000	USD	13,700,000	3 Month LIBOR	Fixed 4.000%	Dec 2017	666,286	389,266	1,055,552
	Merrill Lynch Capital Services, Inc.	8,510,998	BRL	5,572,597	CDI	Fixed 11.980%	Jan 2012	—	154,047	154,047
	Merrill Lynch Capital Services, Inc.	1,701,048	BRL	1,455,700	CDI	Fixed 14.765%	Jan 2012	5,677	106,519	112,196
	Merrill Lynch Capital Services, Inc.	8,840,751	BRL	6,226,408	CDI	Fixed 10.990%	Jan 2012	17,525	(3,056)	14,469
	Merrill Lynch Capital Services, Inc.	15,808,465	BRL	12,915,456	CDI	Fixed 11.900%	Jan 2013	15,524	5,353	20,877
	Morgan Stanley Capital Services, Inc.	112,600,000	USD	112,600,000	3 Month LIBOR	Fixed 2.000%	Dec 2012	1,283,825	351,364	1,635,189
	Morgan Stanley Capital Services, Inc.	32,671,259	BRL	28,246,811	CDI	Fixed 12.590%	Jan 2013	6,340	263,470	269,810
	Morgan Stanley Capital Services, Inc.	3,776,228	BRL	3,020,668	CDI	Fixed 11.980%	Jan 2013	8,880	4,655	13,535
	Morgan Stanley Capital Services, Inc.	17,035,467	BRL	17,426,874	CDI	Fixed 12.560%	Jan 2014	—	176,331	176,331
	Morgan Stanley Capital Services, Inc.	9,003,661	BRL	9,249,859	CDI	Fixed 12.510%	Jan 2014	75,450	66,287	141,737
	Morgan Stanley Capital Services, Inc.	10,300,000	USD	10,300,000	3 Month LIBOR	Fixed 4.000%	Jun 2015	551,800	424,822	976,622
	Morgan Stanley Capital Services, Inc.	4,900,000	USD	4,900,000	3 Month LIBOR	Fixed 3.000%	Dec 2015	23,275	128,876	152,151
	Morgan Stanley Capital Services, Inc.	15,700,000	USD	15,700,000	3 Month LIBOR	Fixed 4.000%	Jun 2017	829,180	657,094	1,486,274
	Royal Bank of Scotland PLC	100,000	USD	100,000	3 Month LIBOR	Fixed 4.000%	Dec 2014	1,908	7,339	9,247
	Royal Bank of Scotland PLC	5,200,000	USD	5,200,000	3 Month LIBOR	Fixed 4.000%	Jun 2015	335,681	158,482	494,163
	Royal Bank of Scotland PLC	12,500,000	USD	12,500,000	3 Month LIBOR	Fixed 4.000%	Jun 2017	726,028	457,311	1,183,339
	Royal Bank of Scotland PLC	23,000,000	USD	23,000,000	3 Month LIBOR	Fixed 4.000%	Dec 2017	1,187,872	584,223	1,772,095
	Royal Bank of Scotland PLC	14,700,000	USD	14,700,000	3 Month LIBOR	Fixed 4.000%	Dec 2020	867,991	160,959	1,028,950
	UBS AG	1,100,000	EUR	1,348,876	FRCPXTOB	Fixed 2.146%	Oct 2010	—	45,973	45,973
	UBS AG	47,500,000	AUD	33,782,006	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	(4,178)	(142,787)	(146,965)
	UBS AG	10,033,530	BRL	6,393,032	CDI	Fixed 10.575%	Jan 2012	(82,049)	(69,002)	(151,051)
	UBS AG	9,577,204	BRL	6,914,825	CDI	Fixed 12.540%	Jan 2012	(3,013)	280,119	277,106
	UBS AG	5,212,487	BRL	3,601,441	CDI	Fixed 11.420%	Jan 2012	—	(2,784)	(2,784)
	UBS AG	26,000,000	AUD	21,538,405	6 Month BBR-BBSW	Fixed 6.000%	Sep 2012	—	448,460	448,460
	UBS AG	1,982,583	BRL	1,645,639	CDI	Fixed 12.070%	Jan 2013	7,474	3,372	10,846
	UBS AG	1,834,003	BRL	1,809,211	CDI	Fixed 12.250%	Jan 2014	9,150	7,601	16,751
	UBS Securities LLC	6,117,536	BRL	5,104,693	CDI	Fixed 11.880%	Jan 2013	642	9,199	9,841
				$759,057,266				$8,034,563	$9,615,473	$17,650,036

*	The Statement of Assets and Liabilities includes an additional unamortized upfront payment received of ($1,206) for Total Return Trust as a result of unsettled interest rate swap contracts.

Credit Default Swaps  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agrees to remedies that are specified within the credit default agreement. The Portfolios may enter into CDS in which they may act as either Buyer or Seller. By acting as the Seller, the Portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at June 30, 2010, and the range of contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition, the table details how the Portfolios used credit default swap contracts as a buyer of protection during the six-month period ended June 30, 2010.

Credit Default Swap — Buyers of Protection

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and to manage against potential credit events. During the six month period ended June 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $157.6 million to $167.8 million.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	Rio Tinto Alcan, Inc.	1,100,000	USD	$1,100,000	(0.290)%	Mar 2011	—	($1,318)	($1,318)
	Bank Of America N.A.	CNA Financial Corp.	4,000,000	USD	4,000,000	(0.940)%	Dec 2014	—	285,512	285,512
	Bank of America N.A.	Harris Corp.	500,000	USD	500,000	(1.440)%	Dec 2017	—	(25,859)	(25,859)
	Bank of America N.A.	Computer Sciences Corp.	2,700,000	USD	2,700,000	(0.970)%	Mar 2018	—	61,070	61,070
	Bank of America N.A.	Marsh & Mclennan Companies, Inc.	3,000,000	USD	3,000,000	(0.990)%	Sep 2015	—	51,261	51,261
	Bank of America N.A.	Prologis	2,000,000	USD	2,000,000	(1.480)%	Dec 2015	—	255,217	255,217
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	—	(23,720)	(23,720)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	—	144,727	144,727
	Barclays Bank PLC	Marsh & Mclennan Companies, Inc.	900,000	USD	900,000	(0.650)%	Sep 2010	—	596	596
	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	—	39,755	39,755
	Barclays Bank PLC	Bank of America Corp.	1,800,000	USD	1,800,000	(1.700)%	Dec 2013	—	(24,074)	(24,074)
	Barclays Bank PLC	Citigroup, Inc.	5,500,000	USD	5,500,000	(0.870)%	Jun 2018	—	337,240	337,240
	Barclays Bank PLC	National Grid PLC	1,700,000	USD	1,700,000	(0.208)%	Jun 2011	—	2,783	2,783

84

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PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust, continued
	Barclays Bank PLC	CDX.NA.IG.8	46,464,000	USD	$46,464,000	(0.600)%	Jun 2017	$1,254,039	$1,168,600	$2,422,639
	Barclays Bank PLC	Citigroup, Inc.	2,800,000	USD	2,800,000	(1.350)%	Sep 2018	—	83,834	83,834
	Bear Stearns	CNA Financial Corp.	900,000	USD	900,000	(0.440)%	Sep 2011	—	20,085	20,085
	Bear Stearns	Goldman Sachs Group, Inc.	1,100,000	USD	1,100,000	(0.330)%	Mar 2016	—	85,746	85,746
	Bear Stearns	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	—	21,251	21,251
	Bear Stearns	Sprint Nextel Corp.	1,400,000	USD	1,400,000	(1.125)%	Dec 2016	—	231,056	231,056
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	—	(24,315)	(24,315)
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	—	(25,763)	(25,763)
	BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	—	(23,088)	(23,088)
	BNP Paribas	JP Morgan Chase & Company	2,700,000	USD	2,700,000	(0.737)%	Mar 2018	—	70,330	70,330
	BNP Paribas	The Bear Stearns Companies, Inc.	5,900,000	USD	5,900,000	(2.180)%	Mar 2018	—	(424,745)	(424,745)
	Citibank N.A.	The Goldman Sachs Group, Inc.	1,000,000	USD	1,000,000	(1.370)%	Jun 2018	—	31,435	31,435
	Citibank N.A.	Sara Lee Corp.	800,000	USD	800,000	(0.330)%	Sep 2011	—	(73)	(73)
	Citibank N.A.	Autozone, Inc	800,000	USD	800,000	(0.680)%	Dec 2012	—	(4,982)	(4,982)
	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	—	(8,833)	(8,833)
	Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	—	32,596	32,596
	Deutsche Bank AG	Barclays Bank PLC	2,000,000	EUR	2,870,301	(4.350)%	Sep 2013	—	(179,278)	(179,278)
	Deutsche Bank AG	Bank of America Corp.	1,100,000	USD	1,100,000	(1.720)%	Dec 2013	—	(15,451)	(15,451)
	Deutsche Bank AG	Merrill Lynch Capital Services, Inc.	1,200,000	USD	1,200,000	(4.450)%	Dec 2013	—	(109,938)	(109,938)
	Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	400,000	(0.510)%	Dec 2014	—	15,102	15,102
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	2,000,000	USD	2,000,000	(0.800)%	Sep 2015	—	52,606	52,606
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	—	(9,324)	(9,324)
	Deutsche Bank AG	Altria Group, Inc.	4,000,000	USD	4,000,000	(1.455)%	Mar 2019	—	155,682	155,682
	Goldman Sachs	British Sky Broadcasting Group, Inc.	2,400,000	USD	2,400,000	(1.420)%	Mar 2018	—	(36,414)	(36,414)
	Goldman Sachs	CDX.NA.IG.10	15,584,800	USD	15,584,800	(1.500)%	Jun 2018	(417,107)	463,028	45,921
	JP Morgan Chase Bank	CNA Financial Corp.	700,000	USD	700,000	(0.440)%	Sep 2011	—	15,622	15,622
	JP Morgan Chase Bank	Health Care Property Investors, Inc.	300,000	USD	300,000	(0.610)%	Sep 2011	—	1,269	1,269
	Merrill Lynch International	Boston Scientific Corp.	800,000	USD	800,000	(0.510)%	Jun 2011	—	3,861	3,861
	Merrill Lynch International	International Lease Finance Corp.	1,100,000	USD	1,100,000	(0.130)%	Mar 2012	—	105,881	105,881
	Morgan Stanley Capital Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	—	7,645	7,645
	Morgan Stanley Capital Services, Inc.	British Sky Broadcasting Group, Inc.	1,800,000	USD	1,800,000	(1.400)%	Mar 2018	—	(24,870)	(24,870)
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	3,000,000	USD	3,000,000	(0.885)%	Jun 2018	—	163,795	163,795
	Morgan Stanley Capital Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	—	(5,781)	(5,781)
	The Royal Bank of Scotland PLC	Daimler Chrysler AG	400,000	USD	400,000	(0.620)%	Sep 2011	—	543	543
	The Royal Bank of Scotland PLC	Gatx Corp.	3,000,000	USD	3,000,000	(0.605)%	Mar 2012	—	34,841	34,841
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	—	312,286	312,286
	The Royal Bank of Scotland PLC	American General Finance Corp.	3,000,000	USD	3,000,000	(1.820)%	Dec 2017	—	691,932	691,932
	The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	900,000	USD	900,000	(2.223)%	Mar 2018	—	(67,421)	(67,421)
	UBS AG	Boston Scientific Corp.	1,600,000	USD	1,600,000	(2.060)%	Jun 2016	—	(14,983)	(14,983)
	UBS AG	JP Morgan Chase & Company	1,800,000	USD	1,800,000	(0.730)%	Mar 2018	—	47,743	47,743
					$157,619,101			$836,932	$3,944,700	$4,781,632

Investment Quality Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and to manage against potential credit events. During the six month period ended June 30, 2010, the Portfolio held credit default swaps with total USD notional amounts as represented below.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	Goldman Sachs	CDS M 2.7 09-13	1,250,000	USD	$1,250,000	(2.700)%	Sep 2013	—	($37,965)	($37,965)
	UBS Securities LLC	CDS CYT 1.6 12-13	1,250,000	USD	1,250,000	(1.600)%	Dec 2013	—	(20,409)	(20,409)
	UBS Securities LLC	CDS RE 1.8 12-13	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	—	(32,390)	(32,390)
					$3,950,000			—	($90,764)	($90,764)

85

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and to manage against potential credit events. During the six month period ended June 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $3.7 million to $35.8 million.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Bank of America N.A.	Liberty Mutual Group, Inc.	900,000	USD	$900,000	(1.390)%	Mar 2014	—	$32,142	$32,142
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Dec 2013	—	(10,393)	(10,393)
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	—	27,626	27,626
	BNP Paribas	International Lease Finance Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	—	113,411	113,411
					$3,700,000			—	$162,786	$162,786

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at June 30, 2010, and the range of contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition, the table details how the Portfolios used credit default swap contracts as a seller of protection during the six-month period ended June 30, 2010.

Credit Default Swap — Sellers of Protection

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a credit index. During the six month period ended June 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $1.0 million to $28.7 million.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2010	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.77%	2,300,000	USD	$2,300,000	1.000%	Jun 2015	$21,439	$4,538	$25,977
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.77%	7,900,000	USD	7,900,000	1.000%	Jun 2015	54,823	34,402	89,225
	BNP Paribas	Commonwealth of Australia	0.59%	6,100,000	USD	6,100,000	1.000%	Jun 2015	102,896	18,491	121,387
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	0.77%	2,800,000	USD	2,800,000	1.000%	Jun 2015	20,804	10,820	31,624
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.77%	1,800,000	USD	1,800,000	1.000%	Jun 2015	13,404	6,926	20,330
	JP Morgan Chase Bank	United Kingdom of Great Britain and Northern Ireland	0.77%	7,800,000	USD	7,800,000	1.000%	Jun 2015	39,701	48,394	88,095
						$28,700,000			$253,067	$123,571	$376,638

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income. During the six month period ended June 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $1.3 million to $3.9 million.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2010	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	Federative Republic of Brazil	1.35%	500,000	USD	$500,000	1.000%	Jun 2015	($4,146)	($3,913)	($8,059)
	Citibank N.A.	French Government	0.95%	1,000,000	USD	1,000,000	0.250%	Jun 2015	(23,229)	(9,803)	(33,032)
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.77%	1,300,000	USD	1,300,000	1.000%	Jun 2015	15,048	(365)	14,683
	JP Morgan Chase Bank	Federative Republic of Brazil	1.35%	600,000	USD	600,000	1.000%	Jun 2015	(6,624)	(3,047)	(9,671)
	Royal Bank of Scotland PLC	Republic of Italy	1.95%	500,000	USD	500,000	1.000%	Jun 2015	(11,763)	(9,387)	(21,150)
						$3,900,000			($30,714)	($26,515)	($57,229)

86

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the six month period ended June 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $91.9 million to $180.2 million.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2010	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund
	Bank of America N.A.	Sallie Mae	4.15%	100,000	USD	$100,000	5.000%	Dec 2010	($3,767)	$4,304	$537
	Bank of America N.A.	Government of Japan	0.89%	700,000	USD	700,000	1.000%	Mar 2015	7,441	(3,634)	3,807
	Bank of America N.A.	Berkshire Hathaway, Inc.	1.99%	2,900,000	USD	2,900,000	1.000%	Mar 2015	(47,417)	(75,996)	(123,413)
	Bank of America N.A.	French Government	0.94%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(19,206)	(17,658)	(36,864)
	Barclays Bank PLC	General Electric Capital Corp.	1.71%	1,800,000	USD	1,800,000	1.020%	Sep 2010	—	(2,291)	(2,291)
	Barclays Bank PLC	General Electric Capital Corp.	1.71%	300,000	USD	300,000	0.935%	Dec 2010	—	(1,024)	(1,024)
	Barclays Bank PLC	Citigroup, Inc.	1.34%	600,000	USD	600,000	1.000%	Mar 2011	(2,297)	978	(1,319)
	Barclays Bank PLC	United Mexican States	0.90%	1,000,000	USD	1,000,000	0.390%	Jan 2012	—	(6,202)	(6,202)
	Barclays Bank PLC	Ford Motor Credit Company LLC	4.20%	2,500,000	USD	2,500,000	4.150%	Sep 2012	—	324	324
	Barclays Bank PLC	Ford Motor Credit Company LLC	4.20%	500,000	USD	500,000	5.800%	Sep 2012	—	17,154	17,154
	Barclays Bank PLC	GMAC LLC	4.51%	2,500,000	USD	2,500,000	3.650%	Sep 2012	—	(40,366)	(40,366)
	Barclays Bank PLC	GMAC LLC	4.51%	1,900,000	USD	1,900,000	4.800%	Sep 2012	—	13,677	13,677
	Barclays Bank PLC	American International Group, Inc.	3.07%	500,000	USD	500,000	1.670%	Mar 2013	—	(17,555)	(17,555)
	Barclays Bank PLC	American International Group, Inc.	3.34%	4,800,000	USD	4,800,000	5.000%	Dec 2013	(311,295)	567,963	256,668
	Barclays Bank PLC	United Mexican States	1.29%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(41,571)	16,082	(25,489)
	Barclays Bank PLC	CDX.NA. EM13	n/a	200,000	USD	200,000	5.000%	Jun 2015	23,616	(2,817)	20,799
	Barclays Bank PLC	CDX.NA. EM13	n/a	2,700,000	USD	2,700,000	5.000%	Jun 2015	317,723	(36,939)	280,784
	Barclays Bank PLC	Federative Republic of Brazil	1.35%	500,000	USD	500,000	1.000%	Jun 2015	(6,865)	(1,194)	(8,059)
	BNP Paribas	General Electric Capital Corp.	1.71%	800,000	USD	800,000	1.000%	Sep 2010	(2,037)	978	(1,059)
	BNP Paribas	General Electric Capital Corp.	1.71%	1,200,000	USD	1,200,000	0.940%	Dec 2010	—	(4,067)	(4,067)
	BNP Paribas	Citigroup, Inc.	1.34%	300,000	USD	300,000	1.000%	Mar 2011	($1,019)	359	(660)
	BNP Paribas	General Electric Capital Corp.	1.82%	2,600,000	USD	2,600,000	5.000%	Sep 2011	70,559	33,349	103,908
	Citibank N.A.	General Electric Capital Corp.	1.71%	500,000	USD	500,000	1.120%	Dec 2010	—	(1,241)	(1,241)
	Citibank N.A.	General Electric Capital Corp.	1.78%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(22,663)	55,242	32,579
	Citibank N.A.	General Electric Capital Corp.	1.78%	2,000,000	USD	2,000,000	5.000%	Jun 2011	(42,989)	108,148	65,159
	Citibank N.A.	CDX.NA.HY.8	n/a	8,184,990	USD	8,184,990	0.355%	Jun 2012	—	(97,494)	(97,494)
	Citibank N.A.	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	—	(56,879)	(56,879)
	Citibank N.A.	CDX.NA.HY.8	n/a	2,022,174	USD	2,022,174	0.401%	Jun 2012	—	(22,269)	(22,269)
	Citibank N.A.	General Electric Capital Corp.	2.03%	1,500,000	USD	1,500,000	4.325%	Dec 2013	—	114,183	114,183
	Citibank N.A.	French Government	0.94%	1,100,000	USD	1,100,000	0.250%	Mar 2015	(16,663)	(17,129)	(33,792)
	Citibank N.A.	United Mexican States	1.29%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(42,423)	16,934	(25,489)
	Credit Suisse International	People’s Republic of China	0.88%	5,000,000	USD	5,000,000	1.000%	Mar 2015	21,955	5,489	27,444
	Credit Suisse International	United Kingdom of Great Britain and Northern Ireland	0.76%	8,100,000	USD	8,100,000	1.000%	Mar 2015	17,746	74,361	$92,107
	Credit Suisse International	CDX.EM.13	n/a	1,800,000	USD	1,800,000	5.000%	Jun 2015	232,237	(45,048)	187,189
	Credit Suisse International	Federative Republic of Brazil	1.35%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(92,807)	(18,407)	(111,214)
	Deutsche Bank AG	General Electric Capital Corp.	1.71%	1,900,000	USD	1,900,000	1.070%	Sep 2010	—	(2,177)	(2,177)
	Deutsche Bank AG	General Electric Capital Corp.	1.71%	500,000	USD	500,000	0.950%	Dec 2010	—	(1,669)	(1,669)
	Deutsche Bank AG	General Electric Capital Corp.	1.82%	700,000	USD	700,000	1.500%	Sep 2011	—	(2,426)	(2,426)
	Deutsche Bank AG	General Electric Capital Corp.	1.82%	2,300,000	USD	2,300,000	5.000%	Sep 2011	72,258	19,661	91,919
	Deutsche Bank AG	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.705%	Dec 2012	—	161,312	161,312
	Deutsche Bank AG	Berkshire Hathaway, Inc.	1.67%	2,000,000	USD	2,000,000	0.850%	Mar 2013	—	(42,816)	(42,816)
	Deutsche Bank AG	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.530%	Jun 2013	—	23,117	23,117
	Deutsche Bank AG	General Electric Capital Corp.	2.03%	1,400,000	USD	1,400,000	4.900%	Dec 2013	—	133,065	133,065
	Deutsche Bank AG	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2014	124,372	9,432	133,804
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.74%	1,400,000	USD	1,400,000	1.000%	Dec 2014	8,781	7,244	16,025
	Deutsche Bank AG	United Mexican States	1.29%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(21,212)	8,468	(12,744)
	Deutsche Bank AG	CDX.EM.13	n/a	5,300,000	USD	5,300,000	5.000%	Jun 2015	650,705	(99,537)	551,168
	Deutsche Bank AG	Federative Republic of Brazil	1.35%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(29,480)	(15,650)	(45,130)
	Deutsche Bank AG	Federative Republic of Brazil	1.35%	700,000	USD	700,000	1.000%	Jun 2015	(6,423)	(4,859)	(11,282)
	Deutsche Bank AG	General Electric Capital Corp.	2.13%	400,000	USD	400,000	1.000%	Mar 2016	(24,343)	1,687	(22,656)
	Goldman Sachs	GMAC LLC	3.00%	16,800,000	USD	16,800,000	2.500%	Sep 2010	—	(17,040)	(17,040)
	Goldman Sachs	General Electric Capital Corp.	1.71%	700,000	USD	700,000	0.900%	Dec 2010	—	(2,513)	(2,513)
	Goldman Sachs	Citigroup, Inc.	1.34%	500,000	USD	500,000	1.000%	Mar 2011	(1,807)	708	(1,099)
	Goldman Sachs	CDX.NA.IG.10	n/a	2,989,946	USD	2,989,946	0.463%	Jun 2013	—	22,739	22,739
	Goldman Sachs	Berkshire Hathaway, Inc.	1.99%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(22,891)	(36,688)	(59,579)
	Goldman Sachs	French Government	0.94%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(19,469)	(17,395)	(36,864)
	Goldman Sachs	CDX.NA. EM13	n/a	100,000	USD	100,000	5.000%	Jun 2015	11,760	(1,361)	10,399
	Goldman Sachs	CDX.NA. EM13	n/a	100,000	USD	100,000	5.000%	Jun 2015	12,040	(1,641)	10,399
	Goldman Sachs	Federative Republic of Brazil	1.35%	500,000	USD	500,000	1.000%	Jun 2015	(6,412)	(1,647)	(8,059)
	Goldman Sachs	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.548%	Dec 2017	—	7,377	7,377
	HSBC Bank	Republic of Panama	0.89%	1,400,000	USD	1,400,000	0.760%	Jan 2012	—	1,973	1,973
	HSBC Bank	CDX.EM.13	n/a	5,300,000	USD	5,300,000	5.000%	Jun 2015	631,064	(79,896)	551,168
	HSBC Bank	Federative Republic of Brazil	1.35%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(60,992)	23,921	(37,071)
	JP Morgan Chase Bank, N.A.	Government of Japan	0.89%	1,300,000	USD	1,300,000	1.000%	Mar 2015	14,400	(7,329)	7,071
	JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.76%	3,800,000	USD	3,800,000	1.000%	Mar 2015	15,018	28,192	43,210

87

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PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-2010	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund, continued
	JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.76%	1,900,000	USD	$1,900,000	1.000%	Mar 2015	$8,347	$13,258	$21,605
	JP Morgan Chase Bank, N.A.	CDX.EM.13	2.69%	8,700,000	USD	8,700,000	5.000%	Jun 2015	1,025,960	(121,212)	904,748
	JP Morgan Chase Bank, N.A.	Republic of Panama	1.38%	700,000	USD	700,000	1.250%	Jan 2017	—	(1,386)	(1,386)
	JP Morgan Chase Bank, N.A.	CDX.NA.IG.9	n/a	2,121,897	USD	2,121,897	0.553%	Dec 2017	—	16,931	16,931
	Merrill Lynch Capital Services, Inc.	Federative Republic of Brazil	1.42%	1,000,000	USD	1,000,000	1.950%	Apr 2016	—	32,292	32,292
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	1.82%	2,800,000	USD	2,800,000	1.000%	Sep 2011	(28,551)	1,475	(27,076)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	—	77,400	77,400
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great Britain and Northern Ireland	0.74%	400,000	USD	400,000	1.000%	Dec 2014	2,672	1,906	4,578
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.35%	800,000	USD	800,000	1.000%	Jun 2015	(7,432)	(5,462)	(12,894)
	Royal Bank of Scotland PLC	French Government	0.94%	1,000,000	USD	1,000,000	0.250%	Mar 2015	(16,026)	(14,694)	(30,720)
	UBS AG	Citigroup, Inc.	1.34%	1,400,000	USD	1,400,000	1.000%	Mar 2011	(5,059)	1,981	(3,078)
	UBS AG	GAZPROM	2.50%	1,000,000	USD	1,000,000	2.180%	Feb 2013	—	(469)	(469)
	UBS AG	Berkshire Hathaway, Inc.	1.99%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(23,484)	(36,095)	(59,579)
						$180,262,139			$2,342,054	$641,492	$2,983,546

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CBK	Canadian Bank Bill

CDI	Brazil Interbank Deposit Rate

FRCPXTOB	French CPI Ex Tobacco Daily Reference Index

LIBOR	London Interbank Offered Rate

TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency symbols are defined as follows:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

MXN	Mexican Peso

USD	U.S. Dollar

Cash Collateral Received by Portfolios  For certain transactions, the Portfolios may receive cash collateral from counterparties. At June 30, 2010, the following Portfolios held cash collateral with respect to the financial instruments below:

	Cash Collateral Held
Portfolio	Swaps	TBAs	Forward Foreign Currency Contracts	Total
Global Bond Trust	$17,090,000	—	—	$17,090,000
Real Return Bond Trust	370,000	—	$300,000	670,000
Total Return Trust	21,680,000	$570,000	—	22,250,000

Fair Value of Derivative Instruments by Risk Category

The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2010, by risk category:

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Active Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$103,534	($126,439)
	Total			$103,534	($126,439)
Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$541,604	($562,641)
	Total			$541,604	($562,641)
Global Bond Trust	Interest rate contracts	Receivable/payable for futures; Written options, at value; Swap contracts, at value	Futures†/Written Options/Interest rate swaps	$6,813,224	($1,917,575)
	Credit Contracts	Swap contracts, at value	Credit default swaps	6,208,500	(1,050,230)
	Foreign exchange contracts	Receivable/payable for Forward foreign currency exchange contracts; Written options, at value	Forward foreign currency contracts/Written Options	17,532,426	(2,578,654)
	Total			$30,554,150	($5,546,459)

88

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
High Income Trust	Foreign exchange contracts	Receivable/payable for Forward foreign currency exchange contracts; Written options, at value	Forward foreign currency contracts/Written Options	$15,709	—
	Total			$15,709	—
High Yield Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$562,673	($941,936)
	Foreign currency contracts	Receivable/payable for Forward foreign currency exchange contracts	Forward foreign currency contracts	86,206	—
	Total			$648,879	($941,936)
Investment Quality Bond Trust	Interest rate contracts	Receivable/payable for futures; Swap contracts, at value	Futures†/Interest rate swaps	$104,320	($1,651,564)
	Credit Contracts	Swap contracts, at value	Credit default swaps	—	(90,764)
	Foreign exchange contracts	Receivable/payable for Forward foreign currency exchange contracts	Forward foreign currency contracts	298,893	(358,070)
	Total			$403,213	($2,100,398)
New Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($644,245)
(formerly Spectrum Income Trust)	Foreign currency contracts	Receivable/payable for Forward foreign currency exchange contracts	Forward foreign currency contracts	$5,362,858	(3,853,908)
	Total			$5,362,858	($4,498,153)
Real Return Bond Trust	Interest rate contracts	Receivable/payable for futures; Written options, at value; Swap contracts, at value	Futures†/Written Options/Interest rate swaps	$679,334	($520,513)
	Credit Contracts	Swap contracts, at value	Credit default swaps	187,862	(82,305)
	Foreign exchange contracts	Receivable/payable for Forward foreign currency exchange contracts; Written options, at value	Forward foreign currency contracts/Written Options	635,687	(915,124)
	Total			$1,502,883	($1,517,942)
Strategic Bond Trust	Interest rate contracts	Receivable/payable for futures; Written options, at value; Investments in unaffiliated issuers, at value*; Swap contracts, at value	Futures†/Written Options/Purchased Options/Interest rate swaps	$1,018,479	($1,807,875)
	Foreign exchange contracts	Receivable/payable for Forward foreign currency exchange contracts	Forward foreign currency contracts	1,751,337	(1,398,041)
	Total			$2,769,816	($3,205,916)
Strategic Income Opportunities Trust (formerly Strategic Income Trust)	Interest rate contracts	Receivable/payable for futures; Written options, at value; Investments in unaffiliated issuers, at value*	Futures†/Written Options/Purchased Options	$556,336	($346,333)
	Foreign exchange contracts	Receivable/payable for Forward foreign currency exchange contracts	Forward foreign currency contracts	1,252,722	(594,671)
	Total			$1,809,058	($941,004)
Total Return Trust	Interest rate contracts	Receivable/payable for futures; Written options, at value; Swap contracts, at value	Futures†/Written Options/Interest rate swaps	$31,750,210	($11,758,767)
	Credit Contracts	Swap contracts, at value; Written options, at value	Credit default swaps/Written Options	4,038,619	(1,082,585)
	Foreign exchange contracts	Receivable/payable for Forward foreign currency exchange contracts; Written options, at value	Forward foreign currency contracts/Written Options	9,502,028	(2,856,033)
	Total			$45,290,857	($15,697,385)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

*	Purchased options are included in the Portfolio’s Investments

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Effect of Derivative Instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended June 30, 2010:

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Foreign Currency Transactions*	Total
Active Bond Trust	Interest rate contracts	—	—	($32,758)	—	—	($32,758)
	Total	—	—	($32,758)	—	—	($32,758)
Bond Trust	Interest rate contracts	—	—	($40,477)	—	—	($40,477)
	Total	—	—	($40,477)	—	—	($40,477)
Global Bond Trust	Interest rate contracts	—	$1,533,842	$5,418,739	$1,050,661	—	$8,003,242
	Credit contracts	—	—	—	(756,173)	—	(756,173)
	Foreign currency contracts	—	1,216,232	—	—	$12,502,103	13,718,335
	Total	—	$2,750,074	$5,418,739	$294,488	$12,502,103	$20,965,404
High Income Trust	Foreign currency contracts	($2,126,700)	$3,666,900	—	—	$18,618	$1,558,818
	Equity contracts	(157,796)	—	—	—	—	(157,796)
	Total	($2,284,496)	$3,666,900	—	—	$18,618	$1,401,022
High Yield Trust	Interest rate contracts	—	—	$509,457	—	—	$509,457
	Foreign currency contracts	—	—	—	—	$320,997	320,997
	Total	—	—	$509,457	—	$320,997	$830,454
Investment Quality Bond Trust	Interest rate contracts	—	—	($584,783)	($136,675)	—	($721,458)
	Credit contracts	—	—	—	(40,369)	—	(40,369)
	Foreign currency contracts	—	—	—	—	$217,647	217,647
	Total	—	—	($584,783)	($177,044)	$217,647	($544,180)
New Income Trust	Interest rate contracts	—	—	($879,579)	—	—	($879,579)
(formerly Spectrum	Foreign currency contracts	—	—	—	—	$7,530,947	7,530,947
Income Trust)
	Total	—	—	($879,579)	—	$7,530,947	$6,651,368
Real Return Bond Trust	Interest rate contracts	—	$868,438	$826,098	$604,957	—	$2,299,493
	Credit contracts	—	—	—	(1,522,137)	—	(1,522,137)
	Foreign currency contracts	—	12,350	—	—	$1,231,778	1,244,128
	Total	—	$880,788	$826,098	($917,180)	$1,231,778	$2,021,484
Strategic Bond Trust	Interest rate contracts	($205,356)	$237,971	$1,098,261	—	—	$1,130,876
	Foreign currency contracts	—	—	—	—	$1,474,569	1,474,569
	Total	($205,356)	$237,971	$1,098,261	—	$1,474,569	$2,605,445
Strategic Income	Interest rate contracts	—	—	($578,089)	—	—	($578,089)
Opportunities Trust	Foreign currency contracts	($1,135,169)	$1,583,185	—	—	$805,375	1,253,391
(formerly Strategic	Equity contracts	(805,950)	—	—	—	—	(805,950)
Income Trust)
	Total	($1,941,119)	$1,583,185	($578,089)	—	$805,375	($130,648)
Total Return Trust	Interest rate contracts	—	$11,721,172	$34,423,323	$19,549,708	—	$65,694,203
	Credit contracts	—	85,976	—	1,040,163	—	1,126,139
	Foreign currency contracts	—	535,949	—	—	$14,535,578	15,071,527
	Total	—	$12,343,097	$34,423,323	$20,589,871	$14,535,578	$81,891,869

*	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended June 30, 2010:

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Translation of Assets and Liabilities in Foreign Currencies*	Total
Active Bond Trust	Interest rate contracts	—	—	($300,391)	—	—	($300,391)
	Total	—	—	($300,391)	—	—	($300,391)
Bond Trust	Interest rate contracts	—	—	($39,082)	—	—	($39,082)
	Total	—	—	($39,082)	—	—	($39,082)
Global Bond Trust	Interest rate contracts	—	($739,070)	$4,240,267	$2,238,418	—	$5,739,615
	Credit contracts	—	—	—	3,105,705	—	3,105,705
	Foreign currency contracts	—	(456,802)	—	—	$17,032,895	16,576,093
	Total	—	($1,195,872)	$4,240,267	$5,344,123	$17,032,895	$25,421,413
High Income Trust	Foreign currency contracts	$2,021,028	($3,561,228)	—	—	$27,298	($1,512,902)
	Equity contracts	522,563	—	—	—	—	522,563
	Total	$2,543,591	($3,561,228)	—	—	$27,298	(990,339)
High Yield Trust	Interest rate contracts	—	—	($379,263)	—	—	($379,263)
	Foreign currency contracts	—	—	—	—	$86,206	86,206
	Total	—	—	($379,263)	—	$86,206	($293,057)

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	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Translation of Assets and Liabilities in Foreign Currencies*	Total
Investment Quality Bond Trust	Interest rate contracts	—	—	($2,286,827)	($904,536)	—	($3,191,363)
	Credit contracts	—	—	—	46,414	—	46,414
	Foreign currency contracts	—	—	—	—	($266,808)	(266,808)
	Total	—	—	($2,286,827)	($858,122)	($266,808)	($3,411,757)
New Income Trust	Interest rate contracts	—	—	($644,245)	—	—	($644,245)
(formerly Spectrum	Foreign currency contracts	—	—	—	—	$1,534,436	1,534,436
Income Trust)
	Total	—	—	($644,245)	—	$1,534,436	$890,191
Real Return Bond Trust	Interest rate contracts	—	($264,086)	($287,430)	($448,243)	—	($999,759)
	Credit contracts	—	—	—	1,314,770	—	1,314,770
	Foreign currency contracts	—	(3,849)	—	—	($558,503)	(562,352)
	Total	—	($267,935)	($287,430)	$866,527	($558,503)	($247,341)
Strategic Bond Trust	Interest rate contracts	($118,607)	$37,796	($411,842)	($1,199,170)	—	($1,691,823)
	Foreign currency contracts	—	—	—	—	($287,447)	(287,447)
	Total	($118,607)	$37,796	($411,842)	($1,199,170)	($287,447)	($1,979,270)
Strategic Income	Interest rate contracts	—	—	($2,769,967)	—	—	($2,769,967)
Opportunities Trust	Foreign currency contracts	$1,194,048	($597,749)	—	—	$4,521,058	5,117,357
(formerly Strategic	Equity contracts	790,950	—	—	—	—	790,950
Income Trust)
	Total	$1,984,998	($597,749)	($2,769,967)	—	$4,521,058	$3,138,340
Total Return Trust	Interest rate contracts	—	($8,645,905)	$11,765,457	$10,402,442	—	$13,521,994
	Credit contracts	—	5,282	—	(875,188)	—	(869,906)
	Foreign currency contracts	—	(409,693)	—	—	$466,244	56,551
	Total	—	($9,050,316)	$11,765,457	$9,527,254	$466,244	$12,708,639

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Portfolios’ organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management Fee  The Portfolios have an investment management contract with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of JHF II, unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	Active Bond Trust — 0.60% of aggregate net assets.

•	Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of average net assets between $500 million and $1.5 billion; c) 0.575% of average net assets between $1.5 billion and $2.5 billion; and d) 0.55% of the excess over $2.5 billion of average net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Floating Rate Income Trust — a) 0.70% of the first $1.1 billion of aggregate net assets; b) 0.675% of aggregate net assets between $1.1 billion and $2 billion; and c) 0.65% of the excess over $2 billion of aggregate net assets.

•	Global Bond Trust — 0.70% of the aggregate net assets.

•	High Income Trust — a) 0.725% of the first $150 million of aggregate net assets; b) 0.675% of aggregate net assets between $150 million and $500 million; c) 0.65% of the aggregate net assets between $500 million and $2.5 billion; and d) 0.60% of the excess over $2.5 billion of aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Income Trust — Aggregate net assets for this Portfolio include the net assets of Income Trust, International Value Trust, Global Trust and Mutual Shares Trust, the net assets of similar funds of JHF II for all the funds listed and JHF II International Small Cap Fund. The financial statements for the other Portfolios listed are not included in this report. The monthly management fee paid on these assets is a) 1.075% on the first $50 million of aggregate net assets; b) 0.915% of aggregate net assets between $50 million and $200 million; c) 0.825% of the aggregate net assets between $200 million and $500 million; and d) 0.80% on the excess over $500 million of aggregate net assets. Effective 6-25-10, when aggregate net assets exceed $500 million, the rate is 0.80% on all assets.

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust and Money Market Trust B — a) 0.50% of the first $500 million of average net assets and b) 0.47% of the excess over $500 million of average net assets.

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•	New Income Trust — a) 0.80% of the first $50 million of aggregate net assets and b) 0.75% between $50 million and $100 million; c) 0.675% between $100 million and $250 million; d) 0.625% between $250 million and $500 million; e) 0.60% of the excess over $500 million of aggregate net assets. (The annual rate of the management fee for the Portfolio on any day shall not exceed 0.725%. Also, when net assets of the Portfolio exceed $100 million on any day, the annual rate of management fee for that day is 0.75% on the first $100 million of net assets.) Prior to 5-3-10, the rates were as follows: a) 0.80% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

•	Real Return Bond Trust — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

•	Strategic Bond Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Strategic Income Opportunities Trust — a) 0.725% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Total Return Trust — When aggregate net assets exceed $3 billion, the following schedule applies: a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% of the excess over $1 billion of aggregate net assets. If aggregate net assets are less than $3 billion, the advisory fee is 0.700% of aggregate net assets.

•	U.S. High Yield Bond Trust — a) 0.75% of the first $200 million of aggregate net assets and b) 0.72% of the excess over $200 million of aggregate net assets.

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolio	Subadviser
Active Bond Trust	Declaration Management and Research, LLC and MFC Global Investment Management (U.S.), LLC*
Bond Trust	MFC Global Investment Management (U.S.), LLC*
Core Bond Trust	Wells Capital Management, Inc.
Floating Rate Income Trust	Western Asset Management Company
Global Bond Trust	Pacific Investment Management Company, LLC
High Income Trust	MFC Global Investment Management (U.S.), LLC*
High Yield Trust	Western Asset Management Company
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	MFC Global Investment Management (U.S.A.) Limited*
Money Market Trust B	MFC Global Investment Management (U.S.A.) Limited*
New Income Trust	T. Rowe Price Associates, Inc.
Real Return Bond Trust	Pacific Investment Management Company, LLC
Short Term Government Income Trust	MFC Global Investment Management (U.S.), LLC*
Strategic Bond Trust	Western Asset Management Company
Strategic Income Opportunities Trust	MFC Global Investment Management (U.S.), LLC*
Total Return Trust	Pacific Investment Management Company, LLC
U.S. High Yield Bond Trust	Wells Capital Management, Inc.

*	An affiliate of the Adviser.

The Portfolios are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six-month period ended June 30, 2010 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
Active Bond Trust	0.60%	Money Market Trust	0.47%
Bond Trust	0.60%	Money Market Trust B	0.49%
Core Bond Trust	0.59%	New Income Trust	0.69%
Floating Rate Income Trust	0.69%	Real Return Bond Trust	0.68%
Global Bond Trust	0.70%	Short Term Government Income Trust	0.56%
High Income Trust	0.67%	Strategic Bond Trust	0.68%
High Yield Trust	0.66%	Strategic Income Opportunities Trust	0.69%
Income Trust	0.81%	Total Return Trust	0.68%
Investment Quality Bond Trust	0.59%	U.S. High Yield Bond Trust	0.72%

Expense Reimbursements  The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees,

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and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser. The effective date of voluntary waiver is detailed below.

Fund	Waiver amount as a percentage of average net assets
Active Bond Trust	0.15%
Bond Trust	0.15%
Core Bond Trust	0.15%
Floating Rate Income Trust	0.15%
Global Bond Trust	0.15%
High Income Trust	0.15%
High Yield Trust	0.15%
Income Trust	0.15%*
Investment Quality Bond Trust	0.15%
Money Market Trust	0.15%
New Income Trust	0.15%
Real Return Bond Trust	0.15%
Short Term Government Income Trust	0.15%
Strategic Bond Trust	0.15%
Strategic Income Trust	0.15%
Total Return Trust	0.15%
U.S. High Yield Bond Trust	0.15%

*	Effective May 1, 2010

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. All Portfolios covered in this report are Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.

The Adviser has contractually agreed to waive its advisory fee on Money Market Trust B in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust B Portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolio’s business, underlying fund expenses and short dividends. The expense cap will remain in effect until April 30, 2011, and may terminate at any time thereafter.

The Adviser has voluntarily agreed to reduce its advisory fee for Portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts the New Income Trust and may be terminated at any time by the Adviser.

Prior to May 1, 2010, the Adviser had contractually agreed to waive advisory fees for Income Trust if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, short dividends, taxes, portfolio brokerage commissions, interest, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceeded 0.10% of average daily net assets. The expense reimbursement was terminated on May 1, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust, to the extent necessary in order to maintain a minimum yield for all classes of the Portfolio. In addition, the Adviser voluntarily agreed to reimburse certain Portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Portfolio expenses is fully utilized.

For the six-month period ended June 30, 2010, the waivers under these agreements amounted to:

Portfolio	Expense Reductions	Portfolio	Expense Reductions
Active Bond Trust	$11,424	Money Market Trust	$6,177,799
Bond Trust	16,895	Money Market Trust B	800,629
Core Bond Trust	9,021	New Income Trust	236,273
Floating Rate Income Trust	3,549	Real Return Bond Trust	1,212
Global Bond Trust	6,711	Short Term Government Income Trust	2,424
High Income Trust	3,315	Strategic Bond Trust	3,310
High Yield Trust	10,745	Strategic Income Opportunities Trust	3,372
Income Trust	3,272	Total Return Trust	24,321
Investment Quality Bond Trust	2,926	U.S. High Yield Bond Trust	3,517

Expense recapture  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six-month period ended June 30, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

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Fund Name	Amounts eligible for recovery through December 1, 2012	Amounts eligible for recovery through June 1, 2013	Amount recovered during the period ended June 30, 2010
Money Market Trust B	$2,233,497	$796,030	—
Short Term Government Income Trust	—	—	$12,943

Accounting and legal services  Pursuant to a separate service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended June 30, 2010, amounted to an approximate annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The following table shows the contractual rates of distribution and services fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee expenses  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six-month period ended June 30, 2010 and for the year ended December 31, 2009 were as follows:

Active Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	201,541	$1,941,775	358,962	$3,279,703
Distributions reinvested	—	—	623,669	5,625,321
Repurchased	(1,216,193)	(11,626,609)	(2,031,068)	(17,495,387)
Net decrease	(1,014,652)	($9,684,834)	(1,048,437)	($8,590,363)
Series II shares
Sold	167,575	$1,608,236	3,199,935	$28,700,736
Distributions reinvested	—	—	2,602,479	23,537,048
Repurchased	(5,384,085)	(52,275,777)	(5,937,284)	(50,356,594)
Net decrease	(5,216,510)	($50,667,541)	(134,870)	$1,881,190
Series NAV shares
Sold	458,395	$4,436,255	8,979,358	$71,225,648
Distributions reinvested	—	—	10,921,075	98,068,769
Repurchased	(48,525,750)	(464,887,342)	(86,982,470)	(765,649,578)
Net decrease	(48,067,355)	($460,451,087)	(67,082,037)	($596,355,161)
Net decrease	(54,298,517)	($520,803,462)	(68,265,344)	($603,064,334)

Bond Trust	Period ended 6-30-10		Period ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	149,694,780	$1,976,335,153	110,769,183	$1,425,816,449
Distributions reinvested	—	—	182,224	2,370,733
Repurchased	(5,732,606)	(76,580,904)	—	—
Net increase	143,962,174	$1,899,754,249	110,951,407	$1,428,187,182
1 Period from 7-29-09 (inception date) to 12-31-09.
Core Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	15,666	$213,858	300,383	$3,758,350
Distributions reinvested	—	—	3,994	52,024
Repurchased	(35,705)	(485,134)	(277,323)	(3,535,896)
Net increase (decrease)	(20,039)	($271,276)	27,054	$274,478
Series II shares
Sold	276,563	$3,767,318	949,253	$11,928,687
Distributions reinvested	—	—	20,784	273,602
Repurchased	(177,161)	(2,413,915)	(772,814)	(9,861,614)
Net increase	99,402	$1,353,403	197,223	$2,340,675
Series NAV shares
Sold	24,600,276	$333,767,803	61,959,588	$799,689,566
Distributions reinvested	—	—	1,609,583	21,353,118
Repurchased	(73,879)	(992,766)	(1,855,933)	(23,112,647)
Net increase	24,526,397	$332,775,037	61,713,238	$797,930,037
Net increase	24,605,760	$333,857,164	61,937,515	$800,545,190

94

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Floating Rate Income Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	864,625	$8,321,844
Distributions reinvested	—	—	4,332,530	52,008,808
Repurchased	(31,926,260)	($405,808,090)	(18,679,763)	(214,899,147)
Net decrease	(31,926,260)	($405,808,090)	(13,482,608)	($154,568,495)

Global Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	200,549	$2,470,056	797,548	$9,743,686
Distributions reinvested	—	—	2,259,272	24,035,802
Repurchased	(931,282)	(11,460,697)	(1,981,115)	(24,968,475)
Net increase (decrease)	(730,733)	($8,990,641)	1,075,705	$8,811,013
Series II shares
Sold	327,608	$4,009,384	2,349,251	$27,858,610
Distributions reinvested	—	—	4,058,841	42,903,289
Repurchased	(1,749,304)	(21,522,035)	(2,195,862)	(28,164,643)
Net increase (decrease)	(1,421,696)	($17,512,651)	4,212,230	$42,597,256
Series NAV shares
Sold	2,435,341	$29,812,361	5,693,665	$76,366,259
Distributions reinvested	—	—	14,952,384	158,704,984
Repurchased	(1,543,942)	(19,021,114)	(8,995,664)	(120,309,086)
Net increase	891,399	$10,791,247	11,650,385	$114,762,157
Net increase (decrease)	(1,261,030)	($15,712,045)	16,938,320	$166,170,426

High Income Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,241,074	$12,640,670	2,790,485	$22,846,807
Distributions reinvested	—	—	178,976	1,626,577
Repurchased	(1,488,676)	(15,242,121)	(1,126,448)	(9,686,954)
Net increase (decrease)	(247,602)	($2,601,451)	1,843,013	$14,786,430
Series NAV shares
Sold	—	—	2,132,253	$11,858,781
Distributions reinvested	—	—	6,959,882	58,599,493
Repurchased	(36,415,395)	($375,736,000)	(14,831,082)	(121,182,536)
Net decrease	(36,415,395)	($375,736,000)	(5,738,947)	($50,724,262)
Net decrease	(36,662,997)	($378,337,451)	(3,895,934)	($35,937,832)

High Yield Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,316,646	$19,744,174	4,070,864	$26,847,636
Distributions reinvested	—	—	1,129,352	8,831,821
Repurchased	(4,877,401)	(40,906,261)	(5,060,037)	(34,330,249)
Net increase (decrease)	(2,560,755)	($21,162,087)	140,179	$1,349,208
Series II shares
Sold	3,467,022	$30,378,028	9,183,624	$62,702,504
Distributions reinvested	—	—	1,230,846	9,718,038
Repurchased	(8,188,273)	(68,329,130)	(7,850,661)	(51,993,897)
Net increase (decrease)	(4,721,251)	($37,951,102)	2,563,809	$20,426,645
Series NAV shares
Sold	130,774	$1,095,486	5,381,770	$33,150,744
Distributions reinvested	—	—	23,425,406	182,018,346
Repurchased	(115,722,777)	(974,414,407)	(59,296,874)	(451,870,755)
Net decrease	(115,592,003)	($973,318,921)	(30,489,698)	($236,701,665)
Net decrease	(122,874,009)	($1,032,432,110)	(27,785,710)	($214,925,812)

Income Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	80,172	$827,597	1,083,624	$9,543,130
Distributions reinvested	—	—	3,434,844	33,212,130
Repurchased	(3,572,240)	(36,267,370)	(5,134,006)	(43,552,697)
Net decrease	(3,492,068)	($35,439,773)	(615,538)	($797,437)

95

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Investment Quality Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	612,245	$7,022,052	4,089,158	$43,741,807
Distributions reinvested	—	—	788,906	8,629,459
Repurchased	(1,441,012)	(16,597,898)	(985,752)	(10,660,440)
Net increase (decrease)	(828,767)	($9,575,846)	3,892,312	$41,710,826
Series II shares
Sold	1,024,752	$11,739,891	4,892,346	$55,019,183
Distributions reinvested	—	—	615,400	6,745,304
Repurchased	(1,718,687)	(19,784,978)	(1,737,900)	(18,762,502)
Net increase (decrease)	(693,935)	($8,045,087)	3,769,846	$43,001,985
Series NAV shares
Sold	380,586	$4,367,495	2,233,962	$23,075,716
Distributions reinvested	—	—	414,696	4,494,841
Repurchased	(5,394,821)	(61,450,159)	(5,262,819)	(58,182,532)
Net decrease	(5,014,235)	($57,082,664)	(2,614,161)	($30,611,975)
Net increase (decrease)	(6,536,937)	($74,703,597)	5,047,997	$54,100,836

Money Market Trust	Period ended 6-30-10		Year ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	289,632,004	$289,632,005	601,401,380	$601,401,378
Distributions reinvested	—	—	7,668,930	7,668,931
Repurchased	(448,024,570)	(448,024,569)	(933,972,940)	(933,972,941)
Net decrease	(158,392,566)	($158,392,564)	(324,902,630)	($324,902,632)
Series II shares
Sold	261,056,402	$261,056,403	425,665,530	$425,665,562
Distributions reinvested	—	—	1,207,980	1,207,977
Repurchased	(329,258,907)	(329,258,906)	(709,377,300)	(709,377,304)
Net decrease	(68,202,505)	($68,202,503)	(282,503,790)	($282,503,765)
Net decrease	(226,595,071)	($226,595,067)	(607,406,420)	($607,406,397)
1 Shares amounts have been restated to reflect a 10–1 stock split effective 6-1-10.
Money Market Trust B	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	103,054,023	$103,054,025	284,940,644	$284,940,649
Distributions reinvested	279,042	279,042	4,418,229	4,418,229
Repurchased	(133,397,916)	(133,397,916)	(590,129,554)	(590,129,554)
Net decrease	(30,064,851)	($30,064,849)	(300,770,681)	($300,770,676)

New Income Trust (formerly Spectrum Income Trust)	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	48,313,448	$635,671,964	50,535,440	$640,260,415
Distributions reinvested	—	—	4,397,278	56,645,888
Repurchased	(4,208,065)	(55,823,205)	(5,812,148)	(63,459,976)
Net increase	44,105,383	$579,848,759	49,120,570	$633,446,327

Real Return Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	125,074	$1,552,506	322,014	$3,834,924
Distributions reinvested	—	—	105,081	1,198,211
Repurchased	(107,598)	(1,340,600)	(503,569)	(5,878,150)
Net increase (decrease)	17,476	$211,906	(76,474)	($845,015)
Series II shares
Sold	480,244	$5,899,639	1,304,586	$15,391,013
Distributions reinvested	—	—	1,177,021	13,278,415
Repurchased	(1,214,131)	(14,808,639)	(1,980,704)	(23,291,704)
Net increase (decrease)	(733,887)	($8,909,000)	500,903	$5,377,724
Series NAV shares
Sold	734,497	$9,038,089	10,497,801	$124,882,555
Distributions reinvested	—	—	10,514,111	117,170,469
Repurchased	(23,073,119)	(278,153,871)	(79,871,403)	(967,267,288)
Net decrease	(22,338,622)	($269,115,782)	(58,859,491)	($725,214,264)
Net decrease	(23,055,033)	($277,812,876)	(58,435,062)	($720,681,555)

96

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Trust	Period ended 6-30-10		Period ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	113,619	$1,476,071	—	—
Issued in reorganization (Note 9)	9,225,883	118,836,713	—	—
Repurchased	(398,552)	(5,168,404)	—	—
Net increase	8,940,950	$115,144,380	—	—
Series II shares
Sold	558,816	$7,279,411	—	—
Issued in reorganization (Note 9)	6,902,267	88,906,695	—	—
Repurchased	(256,800)	(3,326,598)	—	—
Net increase	7,204,283	$92,859,508	—	—
Series NAV shares
Sold	9,622,492	$123,292,292	12,574,844	$160,320,495
Issued in reorganization (Note 9)	8,122,016	104,618,038	—	—
Distributions reinvested	—	—	30,605	392,044
Repurchased	(1,200,334)	(15,562,840)	(12,161)	(152,377)
Net increase	16,544,174	$212,347,490	12,593,288	$160,560,162
Net increase	32,689,407	$420,351,378	12,593,288	$160,560,162
1 Period from 1-2-09 (inception date) to 12-31-09.
Strategic Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	175,079	$1,769,519	764,937	$7,079,854
Distributions reinvested	—	—	757,011	7,094,170
Repurchased	(890,054)	(8,862,367)	(1,926,956)	(17,311,440)
Net decrease	(714,975)	($7,092,848)	(405,008)	($3,137,416)
Series II shares
Sold	454,860	$4,520,078	1,816,274	$16,472,572
Distributions reinvested	—	—	585,980	5,513,925
Repurchased	(905,961)	(9,107,851)	(1,374,023)	(12,510,962)
Net increase (decrease)	(451,101)	($4,587,773)	1,028,231	$9,475,535
Series NAV shares
Sold	29,795	$296,648	6,549,668	$54,316,342
Distributions reinvested	—	—	3,602,988	33,396,202
Repurchased	(24,536,733)	(244,374,574)	(23,290,011)	(222,672,309)
Net decrease	(24,506,938)	($244,077,926)	(13,137,355)	($134,959,765)
Net decrease	(25,673,014)	($255,758,547)	(12,514,132)	($128,621,646)

Strategic Income Opportunities Trust	Period ended 6-30-10		Year ended 12-31-09
(formerly Strategic Income Trust)	Shares	Amount	Shares	Amount
Series I shares
Sold	7,304,879	$103,736,874	847,960	$10,684,391
Distributions reinvested	—	—	112,519	1,427,031
Repurchased	(297,663)	(4,133,346)	(306,033)	(3,604,713)
Net increase	7,007,216	$99,603,528	654,446	$8,506,709
Series II shares
Sold	261,640	$3,593,754	382,513	$4,697,586
Distributions reinvested	—	—	59,883	754,609
Repurchased	(272,792)	(3,752,359)	(320,427)	(3,940,732)
Net increase (decrease)	(11,152)	($158,605)	121,969	$1,511,463
Series NAV shares
Sold	113,458	$1,585,005	6,437,679	$72,406,151
Distributions reinvested	—	—	2,723,093	33,844,091
Repurchased	(21,064,207)	(291,637,158)	(17,557,546)	(223,907,544)
Net decrease	(20,950,749)	($290,052,153)	(8,396,774)	($117,657,302)
Net decrease	(13,954,685)	($190,607,230)	(7,620,359)	($107,639,130)

97

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Total Return Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,753,339	$25,340,232	3,423,662	$46,695,094
Distributions reinvested	—	—	2,215,218	29,419,627
Repurchased	(2,300,388)	(33,021,001)	(5,064,572)	(69,107,072)
Net increase (decrease)	(547,049)	($7,680,769)	574,308	$7,007,649
Series II shares
Sold	3,799,404	$54,860,420	5,672,018	$77,391,918
Distributions reinvested	—	—	1,957,553	25,990,040
Repurchased	(2,495,352)	(35,794,489)	(2,665,916)	(36,487,846)
Net increase	1,304,052	$19,065,931	4,963,655	$66,894,112
Series NAV shares
Sold	11,184,469	$158,677,118	68,921,059	$950,193,772
Distributions reinvested	—	—	13,037,061	173,911,583
Repurchased	(6,344,456)	(91,661,943)	(10,047,024)	(134,646,944)
Net increase	4,840,013	$67,015,175	71,911,096	$989,458,411
Net increase	5,597,016	$78,400,337	77,449,059	$1,063,360,172

U.S. High Yield Bond Trust	Period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	100,444	$1,263,663	637,894	$6,964,623
Distributions reinvested	—	—	22,267	264,398
Repurchased	(62,419)	(781,598)	(539,576)	(6,425,744)
Net increase	38,025	$482,065	120,585	$803,277
Series II shares
Sold	157,620	$2,005,668	557,648	$5,873,141
Distributions reinvested	—	—	46,236	555,859
Repurchased	(213,125)	(2,698,422)	(303,159)	(3,529,561)
Net increase (decrease)	(55,505)	($692,754)	300,725	$2,899,439
Series NAV shares
Sold	156,747	$1,974,272	3,511,196	$37,502,857
Distributions reinvested	—	—	4,914,430	58,735,121
Repurchased	(30,647,748)	(388,240,080)	(16,734,850)	(196,783,063)
Net decrease	(30,491,001)	($386,265,808)	(8,309,224)	($100,545,085)
Net decrease	(30,508,481)	($386,476,497)	(7,887,914)	($96,842,369)

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six-month period ended June 30, 2010. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six-month period ended June 30, 2010.

	Purchases		Sales and Maturities
Portfolio	U.S. Treasury	Other Issuers	U.S. Treasury	Other Issuers
Active Bond Trust	$165,646,779	$526,032,020	$186,221,983	$930,514,346
Bond Trust	1,055,822,363	1,816,780,614	717,657,153	322,826,296
Core Bond Trust	1,672,822,604	1,896,900,321	1,423,019,452	1,721,605,100
Floating Rate Income Trust	—	538,090,302	—	924,102,955
Global Bond Trust	51,252,873	2,687,987,821	25,197,462	2,765,922,184
High Income Trust	—	138,754,251	—	516,372,461
High Yield Trust	—	624,291,689	—	1,569,569,321
Income Trust	—	116,609,600	—	120,681,959
Investment Quality Bond Trust	21,921,495	29,955,237	27,272,042	55,456,968
New Income Trust	462,834,266	1,164,150,732	361,606,616	673,616,477
Real Return Bond Trust	1,014,072,340	33,117,909	1,223,038,252	148,062,857
Short Term Government Income Trust	269,136,250	541,135,951	171,683,996	225,269,492
Strategic Bond Trust	49,906,798	98,134,178	112,769,246	259,794,545
Strategic Income Opportunities Trust	—	119,329,851	6,023,398	277,367,019
Total Return Trust	4,286,649,479	2,284,580,200	3,323,801,318	2,219,144,603
U.S. High Yield Bond Trust	—	161,673,581	—	540,422,306

98

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. For the six-month period ended June 30, 2010, the following Portfolios had an affiliate ownership concentration of 5% or more of the Portfolio’s net assets:

PORTFOLIO	AFFILIATE CONCENTRATION
Bond Trust	100.0%
Core Bond Trust	98.0%
Floating Rate Income Trust	100.0%
Global Bond Trust	60.2%
High Income Trust	92.2%
High Yield Trust	78.9%
Income Trust	100.0%
New Income Trust	100.0%
Short Term Government Income Trust	46.8%
Strategic Bond Trust	45.9%
Strategic Income Opportunities Trust	60.2%
Total Return Trust	73.0%
U.S. High Yield Bond Trust	90.7%

9.  PORTFOLIO MERGERS On April 16, 2010, the shareholders of John Hancock Short-Term Bond Trust and John Hancock U.S. Government Securities Trust (the Acquired Portfolios) both voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Short Term Government Income Trust (the Acquiring Portfolio).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for a representative amount of shares of the Acquiring Portfolio; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to the Acquired Portfolios’ shareholders of such Acquiring Portfolio’s shares. The reorganizations were intended to consolidate the Acquired Portfolios with a portfolio with a similar objective. The combined portfolio may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganizations, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganizations. In addition, the expenses of the reorganizations were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 30, 2010. The following outlines the reorganizations:

ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIOS	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIOS’ INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIOS	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
$312,361,446	($2,338,506)	29,509,898	24,250,166	$284,091,522	$596,452,968

At the time of the reorganizations, certain capital loss carryforward attributable to the Acquired Portfolios may be able to be used by the Acquiring Portfolio to offset future net realized capital gains. To the extent that such carryforward are used by the Acquiring Portfolio, it will reduce the amount of capital gain distributions to be paid, though the availability of the capital loss carryforward attributable to the reorganizations may be limited in any given year. The table below outlines the capital loss carryforward transferred from the Acquired Portfolios to the Acquiring Portfolio:

ACQUIRING PORTFOLIOS	ACQUIRED PORTFOLIOS	EXPIRES- 12-31-11	EXPIRES- 12-31-12	EXPIRES- 12-31-13	EXPIRES- 12-31-14	EXPIRES- 12-31-15	EXPIRES- 12-31-16	EXPIRES- 12-31-17	TOTAL
Short Term Government Income Trust	Short-Term Bond Trust	$152,948	$3,753,718	$3,171,452	$841,336	$1,762,463	$6,266,872	$21,959,959	$37,908,748
Short Term Government Income Trust	U.S. Government Securities Trust	—	—	—	—	—	—	$27,973,431	$27,973,431

Assuming the acquisitions had been completed on January 1, 2010, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2010, are as follows:

Net investment income	$3,907,171
Net loss	(45,760,224)
Increase (decrease) in net assets from operations	20,839,925

Because the combined Portfolios have been managed as a single integrated Portfolio since the reorganizations were completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations at June 30, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

99

PORTFOLIO MERGERS, CONTINUED

The Board of Trustees has approved an Agreement and Plan of Reorganization providing for the merger of the Acquired Portfolios listed below into the corresponding Acquiring Portfolios. The mergers were approved at a shareholder’s meeting on June 28, 2010. The mergers are scheduled to occur as early as November 5, 2010, or as late as May 2011, as determined by the officers of JHT.

ACQUIRED PORTFOLIOS	CORRESPONDING ACQUIRING PORTFOLIOS
High Income Trust	High Yield Trust
U.S. High Yield Trust	High Yield Trust

On June 25, 2010, the Board of Trustees approved an Agreement and Plan of Reorganization providing for the merger of the Acquired Portfolios listed below into the corresponding Acquiring Portfolios. A shareholder’s meeting has been scheduled for September 28, 2010, to approve the mergers. The mergers are scheduled to occur on November 5, 2010, subject to regulatory and shareholder approval.

ACQUIRED PORTFOLIOS	CORRESPONDING ACQUIRING PORTFOLIOS
Strategic Bond Trust	Strategic Income Opportunities Trust

10. SHARE SPLIT  On December 19, 2009, The Board of Trustees approved a 10-for-1 share split for Money Market Trust, effective June 1, 2010. The share split had no impact on the overall value of a shareholder’s investment in the Portfolio.

100

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semiannual report except the Bond Trust which was not considered for renewal at this time since the Bond Trust recently commenced operations.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for the portfolios of the Trust that are not managed directly by the Adviser and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and to the Funds that it manages directly and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers (or the Adviser where applicable);

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs, the investments of the Funds that JHIMS manages directly and the Trust’s subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and, where applicable, their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): the Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds of the Trust and John Hancock Funds II.), and

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund and the net profitability to Manulife Financial of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

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(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board,

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds,

(e) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information, and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (7) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors. See (8) below for information relating to the business arrangement between the Adviser and Rainer Investment Management Inc. See (9) below for information relating to the business arrangement between the Adviser and SSgA Funds Management.

(6)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a five year period ending December 31, 2012 and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(7)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisors LP (“DFA”) in which DFA agrees that it will not for a five year period ending April 28, 2013 serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make

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unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

(8)	Rainier Investment Management Inc. (“Rainier”) the subadviser to the Growth Equity Trust is also the subadviser to the JHF III John Hancock Rainier Growth Fund (the “JHF III Rainier Fund”). In connection with the management of the JHF III Rainier Fund, the Adviser and Rainier have entered into an overall business arrangement under which Rainier has agreed not to offer investment management services to certain competitors of the Adviser for the investment strategies it manages for the Adviser for a three year period ending April 25, 2011. As part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier specified amounts if total assets of John Hancock investment products subadvised by Rainier do not equal or exceed certain thresholds for a period of up to three years. Such amounts may total up to $7.5 million per year for each of the three years. As a further part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier a specified amount if the Rainier subadvisory agreement for the JHF III Rainier Fund is terminated within a three-year period. Such amount may total up to $22.5 million. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the JHF III Rainier Fund and its shareholders, it will not support or recommend to the Board of Trustees of JHF III any termination of the Rainier subadvisory agreement with respect to the JHF III Rainier Fund for a three-year period. Neither JHF III nor the JHF III Rainier Fund is a party to any of these arrangements, and they are not binding upon the JHF III Rainier Fund or the JHF III Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the JHF III Rainier subadvisory agreements for as long as these arrangements remain in effect.

(9)	In connection with SSgA Funds Management, Inc. (“SSgA”) providing subadvisory services to the JHF II Mid Cap Value Index Fund and the JHF II Mid Cap Growth Index Fund (the “Index Funds”), the Adviser has agreed that if the aggregate subadvisory fee paid to SSgA for managing the Index Funds is not at least $200,000 per year then the Adviser will pay SSgA the difference between $200,000 and the amount of subadvisory fees paid. This minimum fee is not applicable during the first year of the Index Funds’ operations ending April 30, 2011, will be paid out of the advisory fee and is not an additional expense to the Index Funds. Neither JHT nor JHF II is a party to this arrangement, and they are not binding upon JHT, JHF II, the portfolios subadvised by SSgA or the Board of Trustees of JHT and JHF II. However, such arrangement could present a conflict of interests since the Adviser may have incentive to allocate JHF II fund of funds assets to the Index Funds in order to generate the minimum annual account fee.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

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Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Active Bond (Declaration Management & Research LLC) (MFC Global Investment Management (U.S.), LLC)
Benchmark Index — The Trust outperformed in the one-year period, slightly underperformed in the three-year period, slightly underperformed in the five-year period, and slightly underperformed in the ten-year period.

Morningstar Category — The Trust outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and slightly outperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s recent strong performance, including the subadviser’s investment style and recent conditions of the credit markets.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Core Bond (Wells Capital Management, Incorporated)
Benchmark Index — The Trust outperformed in the one-year period, and modestly outperformed in the three-year period.

Morningstar Category — The Trust underperformed in the one-year period, and outperformed in the three-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.
The Board also noted the Trust’s satisfactory performance during the year-to-date, and the recent changes in the management team of the subadviser. The Board also took into account management’s continued close monitoring of the Fund’s performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Floating Rate Income (Western Asset Management Company)	Benchmark Index — The Trust modestly underperformed in the one-year period. Morningstar Category — The Trust slightly underperformed in the one-year period.
Subadvisory fees for this Trust are slightly lower than the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Trust commenced operations December 31, 2007, and has limited performance. In reviewing the Trust, the Board considered this limited performance as well as market conditions during this period.
The Board noted the Trust’s favorable performance since inception.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

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Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments
Global Bond (Pacific Investment Management Company)
Benchmark Index — The Trust outperformed in the one-year period, modestly underperformed in the three-year period, modestly underperformed in the five-year period, and slightly outperformed in the ten-year period.

Morningstar Category — The Trust outperformed in the one-year period, slightly outperformed in the three-year period, modestly underperformed in the five-year period, and slightly outperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board noted that the Trust’s recent performance was acceptable compared to its benchmark index and Morningstar Category Average.

High Income (MFC Global Investment Management, (U.S.), LLC)
Benchmark Index — The Trust outperformed in the one-year period, and underperformed in the three-year period.

Morningstar Category — The Trust outperformed in the one-year period, and underperformed in the three-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that the Trust’s performance in 2007 and 2008 had been poor but that it had notably improved since that period with the Trust outperforming its benchmark index and Morningstar Category Average over the one-year period.

Since the performance of the Trust can be volatile due to the investment style of the portfolio manager, the Board noted that management will continue to closely monitor the Trust.

High Yield (Western Asset Management Company)
Benchmark Index — The Trust slightly outperformed in the one-year period, underperformed in the three-year period, modestly underperformed in the five-year period, and underperformed in the ten-year period.

Morningstar Category — The Trust outperformed in the one-year period, modestly outperformed in the three-year period, modestly outperformed in the five-year period, and underperformed in the ten-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.
The Board noted that Western Asset Management Company assumed responsibility of the Trust in April 2006 and that performance prior to that date reflects that of the previous subadviser.

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Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Income (Franklin Advisers, Inc.)	Benchmark Index — The Trust outperformed in the one-year period. Morningstar Category — The Trust outperformed in the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Trust commenced operations in April 2007. In reviewing the Trust, the Board took into account the Trust’s limited performance history, but noted the favorable long term performance record of the subadviser’s comparable retail mutual fund.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board noted a slight reduction in fees resulting from a re-negotiation of the subadvisory fee with the subadviser.

Investment Quality Bond (Wellington Management Company, LLP)
Benchmark Index — The Trust outperformed in the one-year period, slightly underperformed in the three-year period, slightly underperformed in the five-year period, and slightly underperformed in the ten-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, modestly outperformed in the five-year period, and slightly outperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s consistent outperformance relative to the peer group average.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Money Market (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust underperformed in the one-year period, slightly underperformed in the three-year period, slightly underperformed in the five-year period, and modestly underperformed in the ten-year period.

Morningstar Category — The Trust outperformed in the one-year period, slightly underperformed in the three-year period, slightly underperformed in the five-year period, and slightly underperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

With respect to the Trust’s performance, the Board took into account the relatively small difference among the performance rankings in the Trust’s peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board noted that management was currently waving fees.

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Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Money Market B (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust outperformed in the one-year period, modestly outperformed in the three-year period, slightly outperformed in the five-year period, and slightly outperformed in the ten-year period.

Morningstar Category — The Trust outperformed in the one-year period, slightly outperformed in the three-year period, slightly outperformed in the five-year period, and modestly outperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

New Income (formerly, Spectrum Income) (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed in the one-year period, and underperformed in the three-year period.

Morningstar Category — The Trust underperformed in the one-year period, and slightly underperformed in the three-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that although the total expenses of the Trust are higher than the peer group median and the Trust underperformed its peer group for the one-year period, the Trust outperformed its benchmark index for the three-year period and recently changed its investment policies to those of a core, intermediate term bond fund.

Real Return Bond (Pacific Investment Management Company)
Benchmark Index — The Trust outperformed in the one-year period, slightly underperformed in the three-year period, and modestly underperformed in the five-year period.

Morningstar Category — The Trust outperformed in the one-year period, modestly outperformed in the three-year period, and modestly outperformed in the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board noted that although the total expenses of the Trust are higher than the peer group median, the overall performance of the Trust has been favorable.

Short Term Government Income (MFC Global Investment Management (U.S.A.) Limited)	Benchmark Index — The Trust outperformed in the one-year period. Morningstar Category — The Trust underperformed in the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Trust commenced operations January 1, 2009, and has limited performance. In reviewing the Trust, the Board considered this limited performance as well as market conditions during this period. The Board also considered the Trust’s investment style as compared to those of its peer group.

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Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments
Strategic Bond (Western Asset Management Company)
Benchmark Index — The Fund outperformed in the one-year period, and underperformed in the three-year period.

Morningstar Category — The Fund slightly underperformed in the one-year period, and underperformed in the three-year period.

Subadvisory fees for this Fund are modestly lower than the peer group median.

Net management fees for this Fund are modestly higher than the peer group median.

Total expenses for this Fund are slightly higher than the peer group median.

The Board noted management’s discussion of the factors that contributed to the Fund’s performance, including the subadviser’s investment style.

The Board also noted that Western Asset Management Company assumed responsibility of the Fund in April 2006 and that performance prior to that date reflects that of the previous subadviser.

The Board took into account the proposed plans with respect to the Fund in that management would be proposing at the June 2010 meeting that the Fund be merged into another JHT Fund.

Strategic Income Opportunities (formerly, Strategic Income) (MFC Global Investment Management (U.S.), LLC)
Benchmark Index — The Trust outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, and modestly outperformed in the five-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that although the total expenses of the Trust are higher than the peer group median, the higher total expenses were due in part to certain nonrecurring expenses during 2009 and the overall performance of the Trust has been favorable.

Total Return (Pacific Investment Management Company)
Benchmark Index — The Trust outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and modestly outperformed in the ten-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.
The Board noted that although the Trust’s total expenses are modestly higher than the peer group median, the Trust’s overall performance has been favorable.

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Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

U.S. High Yield Bond (Wells Capital Management, Incorporated)
Benchmark Index — The Trust underperformed in the one-year period, and slightly underperformed in the three-year period.

Morningstar Category — The Trust modestly underperformed in the one-year period, and outperformed in the three-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

109

Special Shareholder Meeting (Unaudited)

On June 28, 2010, a Special Meeting of the Shareholders of the High Income Trust and U.S. High Yield Bond Trust, each a series of John Hancock Trust, was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal 1: Approval of the Agreement and Plan of Reorganization providing for the combination of the High Income Trust into the High Yield Trust.
FOR	AGAINST	ABSTAIN
30,562,159.265	1,168,105.379	2,996,376.606
Proposal 2: Approval of the Agreement and Plan of Reorganization providing for the combination of the U.S. High Yield Bond Trust into the High Yield Trust.
FOR	AGAINST	ABSTAIN
33,308,004.765	608,322.429	2,346,934.614

On April 16, 2010, a Special Meeting of the Shareholders of the Short Term Bond Trust and U.S. Government Securities Trust, each a series of John Hancock Trust, was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal 1: Approval of the Agreement and Plan of Reorganization providing for the combination of the Short Term Bond Trust into the Short Term Government Income Trust.

FOR	AGAINST	ABSTAIN
10,279,134.293	626,657.570	813,949.932
Proposal 2: Approval of the Agreement and Plan of Reorganization providing for the combination of the U.S. Government Securities Trust into the Short Term Government Income Trust.
FOR	AGAINST	ABSTAIN
20,164,472.038	646,795.299	2,173,855.072

110

For More Information

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

111

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	6
Portfolio of Investments (See below for each Portfolio’s page #)	8-20
Statements of Assets	21
Statements of Operations	25
Statements of Changes in Net Assets	29
Financial Highlights	32
Notes to Financial Statements	37
Results of the Special Meeting of Shareholders	55
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	56
Appendix A	59
For More Information	63

Portfolio	Portfolio of Investments
500 Index Trust	8
500 Index Trust B	8
Core Balanced Trust	9
Core Balanced Strategy Trust	10
Core Strategy Trust	10
International Equity Index Trust A	10
International Equity Index Trust B	12
International Index Trust	13
Mid Cap Index Trust	15
Small Cap Index Trust	16
Total Bond Market Trust A	17
Total Bond Market Trust B	18
Total Stock Market Index Trust	19

3

John Hancock Trust
Sector Weightings

500 Index Trust

Sector Distribution	Value as a percentage of Fund’s net assets
Information Technology	18.32
Financials	15.94
Health Care	11.81
Consumer Staples	11.27
Energy	10.65
Industrial	10.08
Consumer Discretionary	9.88
Utilities	3.44
Materials	3.36
Telecommunication Services	2.94
Short-Term Investments & Other	2.31

500 Index Trust B

Sector Distribution	Value as a percentage of Fund’s net assets
Information Technology	18.37
Financials	15.98
Health Care	11.84
Consumer Staples	11.29
Energy	10.68
Industrial	10.11
Consumer Discretionary	9.91
Utilities	3.44
Materials	3.37
Telecommunication Services	2.94
Short-Term Investments & Other	2.07

Core Balanced Trust

Sector Distribution	Value as a percentage of Fund’s net assets
Moderate Allocation	59.98
U.S. Large Cap	17.39
Intermediate Bond	13.45
International Large Cap	5.60
U.S. Mid Cap	1.80
U.S. Small Cap	1.80
Other	(0.02)

Core Balanced Strategy Trust

Sector Distribution	Value as a percentage of Fund’s net assets
Intermediate Bond	51.95
U.S. Large Cap	23.80
International Large Cap	13.11
U.S. Mid Cap	7.50
U.S. Small Cap	4.32
Other	(0.68)

Core Strategy Trust

Sector Distribution	Value as a percentage of Fund’s net assets
U.S. Large Cap	33.04
Intermediate Bond	32.41
International Large Cap	18.40
U.S. Mid Cap	10.41
U.S. Small Cap	5.75
Other	(0.01)

International Equity Index Trust A

Sector Distribution	Value as a percentage of Fund’s net assets
Financials	24.54
Materials	11.19
Energy	10.44
Industrial	9.98
Consumer Staples	8.83
Consumer Discretionary	8.44
Information Technology	6.99
Health Care	6.23
Telecommunication Services	5.96
Utilities	4.56
Short-Term Investments & Other	2.84

International Equity Index Trust B

Sector Distribution	Value as a percentage of Fund’s net assets
Financials	23.97
Materials	11.08
Energy	10.39
Industrial	10.18
Consumer Staples	8.86
Consumer Discretionary	8.36
Information Technology	6.71
Health Care	6.26
Telecommunication Services	6.06
Utilities	4.57
Short-Term Investments & Other	3.56

International Index Trust

Sector Distribution	Value as a percentage of Fund’s net assets
Financials	23.19
Industrials	11.57
Consumer Staples	10.12
Consumer Discretionary	9.82
Materials	9.60
Health Care	8.62
Energy	6.79
Telecommunication Services	5.36
Utilities	5.27
Information Technology	4.99
Investment Companies	3.27
Short-Term Investments & Other	1.40

Mid Cap Index Trust

Sector Distribution	Value as a percentage of Fund’s net assets
Financials	20.37
Information Technology	14.95
Industrial	14.42
Consumer Discretionary	13.52
Health Care	12.20
Materials	6.49
Utilities	6.26
Energy	5.73
Consumer Staples	3.70
Telecommunication Services	0.82
Short-Term Investments & Other	1.54

Small Cap Index Trust

Sector Distribution	Value as a percentage of Fund’s net assets
Financials	21.06
Information Technology	17.63
Industrial	15.18
Health Care	13.59
Consumer Discretionary	13.54
Energy	5.31
Materials	4.72
Consumer Staples	3.21
Utilities	3.17
Telecommunication Services	0.99
Short-Term Investments & Other	1.60

4

John Hancock Trust
Sector Weightings

Total Bond Market Trust A

Sector Distribution	Value as a percentage of Fund’s net assets
U.S. Government & Agency	71.66
Financials	9.00
Collateralized Mortgage Obligations	3.89
Consumer, Non-cyclical	2.66
Communications	2.53
Energy	2.30
Utilities	1.70
Industrials	1.65
Foreign Government	1.59
Basic Materials	0.77
Consumer, Cyclical	0.61
Technology	0.51
Municipal Bonds	0.47
Asset Backed Securities	0.24
Short-Term Investments & Other	0.42

Total Bond Market Trust B

Sector Distribution	Value as a percentage of Fund’s net assets
U.S. Government & Agency	67.05
Financials	9.29
Collateralized Mortgage Obligations	4.88
Consumer, Non-cyclical	3.11
Communications	2.69
Energy	2.57
Foreign Government	2.37
Utilities	1.88
Industrials	1.60
Consumer, Cyclical	0.89
Basic Materials	0.62
Technology	0.48
Municipal Bonds	0.43
Asset Backed Securities	0.26
Short-Term Investments & Other	1.88

Total Stock Market Index Trust

Sector Distribution	Value as a percentage of Fund’s net assets
Information Technology	18.01
Financials	17.02
Health Care	11.28
Consumer Discretionary	10.99
Industrials	10.38
Energy	10.35
Consumer Staples	9.97
Materials	3.83
Utilities	3.33
Telecommunication Services	2.58
Short-Term Investments & Other	2.26

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

Sector investing is subject to greater risks than the market as a whole. Because the Funds may focus on particular sectors of the economy, their performance may depend on the performance of those sectors.

5

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
500 Index Trust
Series I — Actual	$1,000.00	$931.20	$2.54	0.53%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Series II — Actual	1,000.00	931.00	3.50	0.73%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Series NAV — Actual	1,000.00	932.30	2.30	0.48%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
500 Index Trust B
Series NAV — Actual	$1,000.00	$933.10	$1.20	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Core Balanced Trust
Series I — Actual	$1,000.00	$963.80	$0.68	0.14%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%[3]
Series II — Actual	1,000.00	963.20	1.66	0.34%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%[3]
Series NAV — Actual[2]	1,000.00	906.20	0.19	0.12%[3]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.20	0.12%[3]
Core Balanced Strategy Trust
Series NAV — Actual	$1,000.00	$988.20	$0.20	0.04%[3]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%[3]
Core Strategy Trust
Series I — Actual	$1,000.00	$963.50	$0.34	0.07%[3]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[3]
Series II — Actual	1,000.00	961.90	1.31	0.27%[3]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[3]
Series NAV — Actual	1,000.00	963.50	0.10	0.02%[3]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.10	0.02%[3]

6

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1] 1/1/2010– 6/30/2010	Annualized Expense Ratio
International Equity Index Trust A
Series I — Actual	$1,000.00	$880.40	$2.94	0.63%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Series II — Actual	1,000.00	880.40	3.82	0.83%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.83%
Series NAV — Actual[4]	1,000.00	879.90	0.87	0.57%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
International Equity Index Trust B
Series NAV — Actual	$1,000.00	$884.00	$1.54	0.33%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
International Index Trust
Series NAV — Actual	$1,000.00	$861.20	$2.31	0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Mid Cap Index Trust
Series I — Actual	$1,000.00	$983.10	$2.66	0.54%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Series II — Actual	1,000.00	983.10	3.64	0.74%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Series NAV — Actual	1,000.00	983.80	2.41	0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Small Cap Index Trust
Series I — Actual	$1,000.00	$979.40	$2.70	0.55%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%
Series II — Actual	1,000.00	978.40	3.68	0.75%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Series NAV — Actual	1,000.00	980.30	2.46	0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Total Bond Market Trust A
Series I — Actual	$1,000.00	$1,049.10	$2.74	0.54%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Series II — Actual	1,000.00	1,048.30	3.81	0.74%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.74%
Series NAV — Actual	1,000.00	1,049.80	2.49	0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Total Bond Market Trust B
Series NAV — Actual	$1,000.00	$1,052.20	$1.27	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$942.70	$2.75	0.57%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
Series II — Actual	1,000.00	940.60	3.70	0.77%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series NAV — Actual	1,000.00	941.70	2.50	0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

2	The inception date for Series NAV is 4-30-10. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (62), and divided by 365 (to reflect the period).

3	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of the underlying funds held by the Portfolios was as follows:

Year ended	Core Balanced Trust	Core Balanced Strategy Trust	Core Strategy Trust
6/30/2010	0.48% – 1.00%	0.48% – 0.50%	0.48% – 0.50%

4	The inception date for Series NAV is 05-03-10. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (59), and divided by 365 (to reflect the period).

7

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.69%
Consumer Discretionary - 9.88%
Comcast Corp., Class A	1,533,255	$26,632,639	0.51%
Home Depot, Inc.	913,091	25,630,464	0.49%
McDonald’s Corp.	584,578	38,506,153	0.74%
The Walt Disney Company	1,064,267	33,524,411	0.65%
OTHER SECURITIES		387,927,706	7.49%

		512,221,373
Consumer Staples - 11.27%
Altria Group, Inc.	1,131,631	22,677,885	0.44%
CVS Caremark Corp.	739,506	21,682,316	0.42%
Kraft Foods, Inc., Class A	947,395	26,527,060	0.51%
PepsiCo, Inc.	876,341	53,412,984	1.03%
Philip Morris International, Inc.	1,006,303	46,128,930	0.89%
The Coca-Cola Company	1,253,635	62,832,186	1.21%
The Procter & Gamble Company	1,564,923	93,864,082	1.81%
Wal-Mart Stores, Inc.	1,128,847	54,263,675	1.05%
OTHER SECURITIES		202,679,188	3.91%

		584,068,306
Energy - 10.65%
Chevron Corp.	1,091,482	74,067,969	1.43%
ConocoPhillips	808,739	39,700,998	0.77%
Exxon Mobil Corp.	2,776,959	158,481,050	3.06%
Occidental Petroleum Corp.	441,328	34,048,455	0.66%
Schlumberger, Ltd.	648,163	35,869,340	0.69%
OTHER SECURITIES		210,074,398	4.04%

		552,242,210
Financials - 15.94%
American Express Company	652,754	25,914,334	0.50%
Bank of America Corp.	5,451,836	78,342,883	1.51%
Berkshire Hathaway, Inc., Class B (I)(L)	899,522	71,682,908	1.38%
Citigroup, Inc. (I)	12,283,023	46,184,166	0.89%
JPMorgan Chase & Company	2,161,999	79,150,783	1.53%
The Goldman Sachs Group, Inc.	279,733	36,720,551	0.71%
U.S. Bancorp	1,041,629	23,280,408	0.45%
Wells Fargo & Company	2,831,167	72,477,875	1.40%
OTHER SECURITIES		392,586,296	7.57%

		826,340,204
Health Care - 11.81%
Abbott Laboratories	838,759	39,237,146	0.76%
Amgen, Inc. (I)	520,538	27,380,299	0.53%
Bristol-Myers Squibb Company	934,448	23,305,133	0.45%
Johnson & Johnson	1,498,714	88,514,049	1.71%
Medtronic, Inc.	598,561	21,709,807	0.42%
Merck & Company, Inc.	1,694,433	59,254,322	1.14%
Pfizer, Inc.	4,383,070	62,502,578	1.21%
OTHER SECURITIES		290,369,049	5.59%

		612,272,383
Industrials - 10.08%
3M Company	387,476	30,606,729	0.59%
General Electric Company	5,801,539	83,658,192	1.61%
The Boeing Company	412,455	25,881,551	0.50%
United Parcel Service, Inc., Class B	538,215	30,619,051	0.59%
United Technologies Corp.	507,029	32,911,252	0.63%
OTHER SECURITIES		$318,997,645	6.16%

		522,674,420
Information Technology - 18.32%
Apple, Inc. (I)	494,454	124,370,015	2.40%
Cisco Systems, Inc.	3,103,407	66,133,603	1.28%
Google, Inc., Class A (I)	131,528	58,523,384	1.13%
Hewlett-Packard Company	1,268,552	54,902,931	1.06%
Intel Corp.	3,023,434	58,805,791	1.13%
International Business Machines Corp.	696,818	86,043,087	1.66%
Microsoft Corp.	4,143,114	95,333,053	1.84%
Oracle Corp.	2,127,330	45,652,502	0.88%
QUALCOMM, Inc.	891,368	29,272,525	0.56%
OTHER SECURITIES		330,795,348	6.38%

		949,832,239
Materials - 3.36%		174,104,626	3.36%
Telecommunication Services - 2.94%
AT&T, Inc.	3,210,911	77,671,937	1.50%
Verizon Communications, Inc.	1,536,018	43,039,224	0.83%
OTHER SECURITIES		31,462,160	0.61%

		152,173,321
Utilities - 3.44%		178,074,844	3.44%

TOTAL COMMON STOCKS (Cost $4,906,959,932)		$5,064,003,926

SHORT-TERM INVESTMENTS - 7.90%
Short-Term Securities* - 1.87%
Federal Home Loan Bank Discount Notes, 0.070%, 07/20/2010	55,000,000	54,997,968	1.06%
Federal National Mortgage Association Discount Notes, 0.150%, 09/08/2010	30,000,000	29,991,375	0.58%
OTHER SECURITIES		11,947,607	0.23%

TOTAL SHORT-TERM
SECURITIES* (Cost $96,936,950)		$96,936,950

Securities Lending Collateral - 6.03%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	31,216,245	312,443,397	6.03%

TOTAL SHORT-TERM
INVESTMENTS (Cost $409,339,188)		$409,380,347

Total Investments (500 Index Trust)
(Cost $5,316,299,120) - 105.59%		$5,473,384,273	105.59%
Other Assets And Liabilities, Net - (5.59%)		(289,532,177)	(5.59)%

TOTAL NET ASSETS - 100.00%		$5,183,852,096	100.00%

500 Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.92%
Consumer Discretionary - 9.90%
Comcast Corp., Class A	215,276	$3,739,344	0.52%
Home Depot, Inc.	128,203	3,598,658	0.50%
McDonald’s Corp.	82,078	5,406,478	0.74%
The Walt Disney Company (L)	149,429	4,707,014	0.65%
OTHER SECURITIES		54,460,628	7.49%

		71,912,122

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Staples - 11.29%
Altria Group, Inc.	158,890	$3,184,156	0.44%
Colgate-Palmolive Company	37,419	2,947,120	0.41%
CVS Caremark Corp.	103,829	3,044,266	0.42%
Kraft Foods, Inc., Class A	133,019	3,724,532	0.51%
PepsiCo, Inc.	123,043	7,499,471	1.03%
Philip Morris International, Inc.	141,289	6,476,688	0.89%
The Coca-Cola Company	176,017	8,821,972	1.22%
The Procter & Gamble Company	219,723	13,178,986	1.82%
Wal-Mart Stores, Inc.	158,496	7,618,903	1.05%
OTHER SECURITIES		25,501,780	3.50%

		81,997,874
Energy - 10.68%
Chevron Corp.	153,250	10,399,545	1.43%
ConocoPhillips	113,551	5,574,219	0.77%
Exxon Mobil Corp.	389,983	22,256,310	3.07%
Occidental Petroleum Corp.	61,965	4,780,600	0.66%
Schlumberger, Ltd.	91,006	5,036,272	0.69%
OTHER SECURITIES		29,486,002	4.06%

		77,532,948
Financials - 15.98%
American Express Company	91,650	3,638,505	0.50%
Bank of America Corp.	765,465	10,999,732	1.52%
Berkshire Hathaway, Inc., Class B (I)(L)	126,297	10,064,608	1.39%
Citigroup, Inc. (I)	1,724,599	6,484,492	0.89%
JPMorgan Chase & Company	303,555	11,113,149	1.53%
The Goldman Sachs Group, Inc.	39,276	5,155,761	0.71%
U.S. Bancorp	146,250	3,268,688	0.45%
Wells Fargo & Company	397,509	10,176,230	1.40%
OTHER SECURITIES		55,093,965	7.59%

		115,995,130
Health Care - 11.84%
Abbott Laboratories	117,766	5,509,093	0.76%
Amgen, Inc. (I)	73,086	3,844,324	0.53%
Bristol-Myers Squibb Company	131,203	3,272,203	0.45%
Johnson & Johnson	210,427	12,427,819	1.71%
Medtronic, Inc.	84,042	3,048,203	0.42%
Merck & Company, Inc.	237,907	8,319,608	1.15%
Pfizer, Inc.	615,407	8,775,704	1.21%
OTHER SECURITIES		40,761,627	5.61%

		85,958,581
Industrials - 10.11%
3M Company	54,404	4,297,372	0.59%
General Electric Company	814,567	11,746,056	1.62%
The Boeing Company	57,911	3,633,915	0.50%
United Parcel Service, Inc., Class B	75,569	4,299,120	0.59%
United Technologies Corp.	71,189	4,620,878	0.64%
OTHER SECURITIES		44,779,279	6.17%

		73,376,620
Information Technology - 18.37%
Apple, Inc. (I)	69,424	17,462,219	2.41%
Cisco Systems, Inc. (I)	435,733	9,285,470	1.28%
Google, Inc., Class A (I)	18,467	8,216,892	1.13%
Hewlett-Packard Company	178,111	7,708,644	1.06%
Intel Corp.	424,506	8,256,642	1.14%
International Business Machines Corp.	97,837	12,080,913	1.66%
Microsoft Corp.	581,715	13,385,262	1.84%
Oracle Corp.	298,687	6,409,823	0.88%
QUALCOMM, Inc.	125,153	4,110,025	0.57%
OTHER SECURITIES		$46,426,264	6.40%

		133,342,154
Materials - 3.37%		24,435,192	3.37%
Telecommunication Services - 2.94%
AT&T, Inc.	450,828	10,905,529	1.50%
Verizon Communications, Inc.	215,666	6,042,961	0.83%
OTHER SECURITIES		4,416,806	0.61%

		21,365,296
Utilities - 3.44%		24,991,166	3.44%

TOTAL COMMON STOCKS (Cost $805,651,471)		$710,907,083

SHORT-TERM INVESTMENTS - 8.47%
Short-Term Securities* - 1.50%
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 07/14/2010	10,880,000	10,879,921	1.50%
Securities Lending Collateral - 6.97%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	5,053,058	50,576,055	6.97%

TOTAL SHORT-TERM
INVESTMENTS (Cost $61,452,490)		$61,455,976

Total Investments (500 Index Trust B)
(Cost $867,103,961) - 106.39%		$772,363,059	106.39%
Other Assets And Liabilities, Net - (6.39%)		(46,391,776)	(6.39)%

TOTAL NET ASSETS - 100.00%		$725,971,283	100.00%

Core Balanced Trust

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.03%
John Hancock Trust (G) - 100.03%
500 Index, Series NAV (MFC Global U.S.A.) (A)	1,792,684	$16,044,523	17.40%
Balanced, Series NAV (T. Rowe Price)	3,871,654	55,325,942	59.98%
International Index, Series NAV (MFC Global U.S.A.) (A)	358,594	5,163,755	5.60%
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	118,725	1,659,778	1.80%
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	151,994	1,659,778	1.80%
Total Bond Market A, Series NAV (Declaration) (A)	878,256	12,409,754	13.45%

		92,263,530

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $94,299,132)		$92,263,530

Total Investments (Core Balanced Trust)
(Cost $94,299,132) - 100.03%		$92,263,530	100.03%
Other Assets And Liabilities, Net - (0.03%)		(23,935)	(0.03)%

TOTAL NET ASSETS - 100.00%		$92,239,595	100.00%

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Balanced Strategy Trust

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.69%
John Hancock Trust (G) - 100.69%
500 Index, Series NAV (MFC Global U.S.A.) (A)	89,859	$804,240	23.80%
International Index, Series NAV (MFC Global U.S.A.) (A)	30,766	443,028	13.11%
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	18,134	253,519	7.50%
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	13,356	145,846	4.32%
Total Bond Market A, Series NAV (Declaration) (A)	124,242	1,755,545	51.96%

		3,402,178

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,476,935)		$3,402,178

Total Investments (Core Balanced Strategy Trust)
(Cost $3,476,935) - 100.69%		$3,402,178	100.69%
Other Assets And Liabilities, Net - (0.69%)		(23,170)	(0.69%)

TOTAL NET ASSETS - 100.00%		$3,379,008	100.00%

Core Strategy Trust

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
500 Index, Series NAV (MFC Global U.S.A.) (A)	22,054,628	$197,388,923	33.04%
International Index, Series NAV (MFC Global U.S.A.) (A)	7,633,505	109,922,478	18.40%
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	4,448,469	62,189,603	10.41%
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	3,146,022	34,354,562	5.75%
Total Bond Market A, Series NAV (Declaration) (A)	13,701,212	193,598,130	32.41%

		597,453,696

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $596,323,512)		$597,453,696

Total Investments (Core Strategy Trust)
(Cost $596,323,512) - 100.01%		$597,453,696	100.01%
Other Assets And Liabilities, Net - (0.01%)		(41,843)	(0.01%)

TOTAL NET ASSETS - 100.00%		$597,411,853	100.00%

International Equity Index Trust A

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.89%
Australia - 5.42%
BHP Billiton, Ltd.	74,298	$2,310,657	0.79%
Commonwealth Bank of Australia	33,872	1,372,851	0.47%
Westpac Banking Corp.	65,413	1,155,148	0.40%
OTHER SECURITIES		10,941,061	3.76%

		15,779,717
Austria - 0.25%		$725,737	0.25%
Belgium - 0.65%		1,905,528	0.65%
Bermuda - 0.05%		132,783	0.05%
Brazil - 1.69%
Companhia Vale do Rio Doce	29,700	718,230	0.25%
Petroleo Brasileiro SA	51,400	882,770	0.30%
Vale SA, SADR	903	21,988	0.01%
OTHER SECURITIES		3,309,941	1.13%

		4,932,929
Canada - 7.82%
Bank of Nova Scotia	23,152	1,066,747	0.37%
Royal Bank of Canada	31,424	1,496,592	0.51%
Suncor Energy, Inc.	35,114	1,033,415	0.35%
The Toronto-Dominion Bank	19,050	1,234,389	0.42%
OTHER SECURITIES		17,945,568	6.17%

		22,776,711
Cayman Islands - 0.06%		170,240	0.06%
Chile - 0.37%		1,071,800	0.37%
China - 2.91%		8,464,900	2.91%
Colombia - 0.20%		567,722	0.20%
Czech Republic - 0.10%		288,453	0.10%
Denmark - 0.68%		1,973,617	0.68%
Egypt - 0.09%		269,912	0.09%
Finland - 0.71%		2,072,299	0.71%
France - 6.22%
BNP Paribas	21,716	1,159,513	0.40%
Sanofi-Aventis SA	23,795	1,434,907	0.49%
Total SA	46,772	2,081,564	0.71%
OTHER SECURITIES		13,442,663	4.62%

		18,118,647
Germany - 4.87%
BASF SE	20,370	1,111,317	0.38%
Bayer AG	18,355	1,024,118	0.35%
Daimler AG (I)	19,967	1,011,073	0.35%
E.ON AG	39,703	1,068,795	0.37%
Siemens AG	18,605	1,664,904	0.57%
OTHER SECURITIES		8,308,971	2.85%

		14,189,178
Greece - 0.19%		558,244	0.19%
Hong Kong - 3.18%
China Mobile, Ltd.	138,000	1,370,978	0.47%
OTHER SECURITIES		7,880,193	2.71%

		9,251,171
Hungary - 0.10%		303,865	0.10%
India - 1.99%
Infosys Technologies, Ltd., ADR (L)	29,972	1,795,623	0.62%
Reliance Industries, Ltd., ADR (L)	37,181	1,736,353	0.60%
OTHER SECURITIES		2,253,040	0.77%

		5,785,016
Indonesia - 0.58%		1,676,969	0.58%
Ireland - 0.36%		1,060,106	0.36%
Israel - 0.59%
Teva Pharmaceutical Industries, Ltd.	20,468	1,067,999	0.37%
OTHER SECURITIES		647,681	0.22%

		1,715,680

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Italy - 1.86%
Eni SpA	57,334	$1,052,487	0.36%
OTHER SECURITIES		4,349,227	1.50%

		5,401,714
Japan - 15.09%
Honda Motor Company, Ltd.	36,638	1,064,023	0.37%
Mitsubishi UFJ Financial Group	284,400	1,289,231	0.44%
Toyota Motor Corp.	61,047	2,099,368	0.72%
OTHER SECURITIES		39,489,692	13.56%

		43,942,314
Korea - 0.04%		106,252	0.04%
Luxembourg - 0.33%		966,296	0.33%
Macau - 0.04%		111,819	0.04%
Malaysia - 0.71%		2,072,745	0.71%
Mexico - 1.04%
America Movil SAB de CV, Series L	433,472	1,025,608	0.35%
OTHER SECURITIES		1,996,368	0.69%

		3,021,976
Netherlands - 1.83%
Unilever NV	36,994	1,008,652	0.35%
OTHER SECURITIES		4,316,942	1.48%

		5,325,594
New Zealand - 0.08%		230,431	0.08%
Norway - 0.45%		1,308,764	0.45%
Peru - 0.15%		429,551	0.15%
Philippines - 0.12%		348,223	0.12%
Poland - 0.28%		806,179	0.28%
Portugal - 0.18%		527,696	0.18%
Russia - 1.45%
Gazprom OAO, SADR	73,456	1,381,707	0.47%
OTHER SECURITIES		2,827,870	0.98%

		4,209,577
Singapore - 1.15%		3,357,294	1.15%
South Africa - 1.68%		4,903,158	1.68%
South Korea - 3.08%
Samsung Electronics Company, Ltd.	2,545	1,597,974	0.55%
OTHER SECURITIES		7,375,859	2.53%

		8,973,833
Spain - 2.30%
Banco Santander SA	189,367	1,989,865	0.68%
Telefonica SA	90,789	1,676,555	0.58%
OTHER SECURITIES		3,027,357	1.04%

		6,693,777
Sweden - 1.73%		5,024,620	1.73%
Switzerland - 5.53%
Nestle SA	76,871	3,709,024	1.27%
Novartis AG	48,199	2,338,444	0.80%
Roche Holdings AG	15,546	2,134,833	0.73%
UBS AG (I)	84,951	1,126,073	0.39%
OTHER SECURITIES		6,789,821	2.34%

		16,098,195
Taiwan - 1.90%
Taiwan Semiconductor Manufacturing Company, Ltd.	545,316	1,019,687	0.35%
OTHER SECURITIES		4,522,005	1.55%

		5,541,692
Thailand - 0.35%		$1,031,303	0.35%
Turkey - 0.39%		1,145,441	0.39%
Ukraine - 0.00%		14,509	0.00%
United Kingdom - 13.99%
Anglo American PLC (I)	29,201	1,015,133	0.35%
AstraZeneca PLC (I)	32,216	1,513,740	0.52%
Barclays PLC	264,658	1,049,243	0.36%
BG Group PLC	74,783	1,107,020	0.38%
BHP Billiton PLC	49,050	1,269,260	0.44%
BP PLC	415,662	1,996,309	0.69%
British American Tobacco PLC	45,359	1,436,284	0.49%
GlaxoSmithKline PLC (I)	117,487	1,991,073	0.68%
HSBC Holdings PLC	386,279	3,524,037	1.21%
Rio Tinto PLC (I)	30,490	1,334,237	0.46%
Royal Dutch Shell PLC	80,314	2,028,207	0.70%
Royal Dutch Shell PLC, B Shares	60,958	1,475,874	0.51%
Standard Chartered PLC (I)	44,607	1,082,876	0.37%
Vodafone Group PLC	1,164,837	2,413,799	0.83%
OTHER SECURITIES		17,485,618	6.00%

		40,722,710
United States - 0.06%		168,802	0.06%

TOTAL COMMON STOCKS (Cost $265,051,743)		$276,275,689

PREFERRED STOCKS - 2.28%
Brazil - 1.91%
Petroleo Brasileiro SA	70,900	1,055,055	0.36%
Vale SA	44,068	925,550	0.32%
OTHER SECURITIES		3,584,304	1.23%

		5,564,909
Germany - 0.28%		826,826	0.28%
Malaysia - 0.00%		344	0.00%
South Korea - 0.09%
Samsung Electronics Company, Ltd.	440	187,597	0.06%
OTHER SECURITIES		61,787	0.03%

		249,384

TOTAL PREFERRED STOCKS (Cost $5,839,532)		$6,641,463

WARRANTS - 0.00%
France - 0.00%		262	0.00%
Hong Kong - 0.00%		911	0.00%
Italy - 0.00%		1,782	0.00%
Malaysia - 0.00%		314	0.00%
Singapore - 0.00%		882	0.00%

TOTAL WARRANTS (Cost $157)		$4,151

RIGHTS - 0.01%
Hong Kong - 0.00%		8,637	0.00%
Norway - 0.00%		2,458	0.00%
Spain - 0.01%		20,470	0.01%

TOTAL RIGHTS (Cost $21,031)		$31,565

SHORT-TERM INVESTMENTS - 3.30%
Short-Term Securities* - 1.06%
AIM Short-Term Investment Trust, STIC 0.12%	3,072,758	3,072,758	1.06%

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 2.24%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	650,771	$6,513,564	2.24%

TOTAL SHORT-TERM
INVESTMENTS (Cost $9,585,292)		$9,586,322

Total Investments (International Equity Index Trust A) (Cost $280,497,755) - 100.48%		$292,539,190	100.48%
Other Assets And Liabilities, Net - (0.48%)		(1,386,451)	(0.48)%

TOTAL NET ASSETS - 100.00%		$291,152,739	100.00%

International Equity Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.20%
Australia - 5.31%
Australia & New Zealand Banking Group, Ltd.	56,481	$1,013,954	0.35%
BHP Billiton, Ltd.	75,088	2,335,226	0.80%
Commonwealth Bank of Australia	34,351	1,392,265	0.47%
Westpac Banking Corp.	66,316	1,171,095	0.40%
OTHER SECURITIES		9,670,075	3.29%

		15,582,615
Austria - 0.25%		725,983	0.25%
Belgium - 0.64%		1,875,519	0.64%
Bermuda - 0.04%		112,345	0.04%
Brazil - 1.64%
Companhia Vale do Rio Doce	28,900	698,884	0.24%
Petroleo Brasileiro SA	51,400	882,770	0.30%
OTHER SECURITIES		3,219,753	1.10%

		4,801,407
Canada - 7.58%
Bank of Nova Scotia	22,548	1,038,917	0.35%
Royal Bank of Canada	31,376	1,494,306	0.51%
The Toronto-Dominion Bank	19,500	1,263,548	0.43%
OTHER SECURITIES		18,431,713	6.29%

		22,228,484
Cayman Islands - 0.06%		174,405	0.06%
Chile - 0.39%		1,155,391	0.39%
China - 2.85%		8,350,481	2.85%
Colombia - 0.19%		567,823	0.19%
Cyprus - 0.00%		10,893	0.00%
Czech Republic - 0.10%		279,668	0.10%
Denmark - 0.70%		2,056,012	0.70%
Egypt - 0.11%		329,306	0.11%
Finland - 0.71%		2,090,305	0.71%
France - 6.05%
BNP Paribas	21,834	1,165,813	0.40%
Sanofi-Aventis SA	23,511	1,417,781	0.48%
Total SA	46,819	2,083,655	0.71%
OTHER SECURITIES		13,097,633	4.46%

		17,764,882
Germany - 4.96%
Allianz SE	10,247	1,017,491	0.35%
BASF SE	20,781	1,133,740	0.39%
Bayer AG	18,423	$1,027,912	0.35%
Daimler AG (I)	20,363	1,031,125	0.35%
E.ON AG	39,737	1,069,711	0.36%
Siemens AG	18,364	1,643,337	0.56%
OTHER SECURITIES		7,636,190	2.60%

		14,559,506
Greece - 0.17%		509,727	0.17%
Hong Kong - 3.24%
China Mobile, Ltd.	144,530	1,435,851	0.49%
OTHER SECURITIES		8,069,631	2.75%

		9,505,482
Hungary - 0.09%		273,163	0.09%
India - 1.93%
Infosys Technologies, Ltd., ADR (L)	22,164	1,327,845	0.45%
Reliance Industries, Ltd., ADR	43,164	2,015,759	0.69%
OTHER SECURITIES		2,304,236	0.79%

		5,647,840
Indonesia - 0.52%		1,526,157	0.52%
Ireland - 0.35%		1,028,448	0.35%
Israel - 0.63%
Teva Pharmaceutical Industries, Ltd.	21,014	1,096,488	0.37%
OTHER SECURITIES		739,344	0.26%

		1,835,832
Italy - 1.83%
Eni SpA	58,035	1,065,356	0.36%
OTHER SECURITIES		4,309,501	1.47%

		5,374,857
Japan - 15.01%
Honda Motor Company, Ltd.	36,762	1,067,624	0.36%
Mitsubishi UFJ Financial Group	283,700	1,286,057	0.44%
Toyota Motor Corp.	61,053	2,099,574	0.72%
OTHER SECURITIES		39,577,250	13.49%

		44,030,505
Korea - 0.03%		76,175	0.03%
Luxembourg - 0.34%		995,237	0.34%
Macau - 0.04%		125,113	0.04%
Malaysia - 0.74%		2,174,334	0.74%
Mexico - 1.04%
America Movil SAB de CV, Series L	448,994	1,062,334	0.36%
OTHER SECURITIES		1,981,075	0.68%

		3,043,409
Netherlands - 1.81%
Unilever NV	37,388	1,019,395	0.35%
OTHER SECURITIES		4,303,396	1.46%

		5,322,791
New Zealand - 0.08%		237,113	0.08%
Norway - 0.44%		1,291,085	0.44%
Peru - 0.19%		563,172	0.19%
Philippines - 0.13%		378,998	0.13%
Poland - 0.26%		746,110	0.26%
Portugal - 0.18%		540,173	0.18%
Russia - 1.34%
Gazprom OAO, SADR	69,426	1,305,903	0.45%
Gazprom OAO, SADR (London Exchange)	1,840	34,608	0.01%

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Russia (continued)
OTHER SECURITIES		$2,590,947	0.88%

		3,931,458
Singapore - 1.16%		3,398,227	1.16%
South Africa - 1.64%		4,805,235	1.64%
South Korea - 2.97%
Samsung Electronics Company, Ltd.	2,563	1,609,276	0.55%
OTHER SECURITIES		7,110,952	2.42%

		8,720,228
Spain - 2.31%
Banco Santander SA	182,110	1,913,609	0.65%
Telefonica SA	90,874	1,678,124	0.57%
OTHER SECURITIES		3,193,962	1.09%

		6,785,695
Sweden - 1.83%		5,369,401	1.83%
Switzerland - 5.48%
Nestle SA	76,946	3,712,642	1.27%
Novartis AG	47,709	2,314,671	0.79%
Roche Holdings AG	15,887	2,181,660	0.74%
UBS AG (I)	77,566	1,028,181	0.35%
OTHER SECURITIES		6,849,179	2.33%

		16,086,333
Taiwan - 2.04%
Taiwan Semiconductor Manufacturing Company, Ltd.	547,227	1,023,260	0.35%
OTHER SECURITIES		4,966,509	1.69%

		5,989,769
Thailand - 0.40%		1,162,725	0.40%
Turkey - 0.39%		1,146,476	0.39%
Ukraine - 0.01%		14,456	0.01%
United Kingdom - 13.94%
AstraZeneca PLC (I)	32,667	1,534,931	0.52%
Barclays PLC	258,791	1,025,983	0.35%
BG Group PLC	75,752	1,121,365	0.38%
BHP Billiton PLC	49,778	1,288,098	0.44%
BP PLC	416,095	1,998,389	0.68%
British American Tobacco PLC	45,234	1,432,326	0.49%
GlaxoSmithKline PLC	114,937	1,947,858	0.66%
HSBC Holdings PLC	386,635	3,527,285	1.20%
Rio Tinto PLC (I)	30,609	1,339,445	0.46%
Royal Dutch Shell PLC	78,521	1,982,928	0.68%
Royal Dutch Shell PLC, B Shares	61,118	1,479,748	0.50%
Standard Chartered PLC (I)	44,648	1,083,871	0.37%
Vodafone Group PLC	1,165,835	2,415,867	0.82%
OTHER SECURITIES		18,732,523	6.39%

		40,910,617
United States - 0.06%		181,329	0.06%

TOTAL COMMON STOCKS (Cost $290,161,607)		$276,392,695

PREFERRED STOCKS - 2.28%
Brazil - 1.94%
Petroleo Brasileiro SA	70,100	1,043,150	0.36%
Vale SA	44,100	926,222	0.32%
OTHER SECURITIES		3,718,464	1.26%

		5,687,836
Germany - 0.26%		$774,190	0.26%
Malaysia - 0.00%		565	0.00%
South Korea - 0.08%
Samsung Electronics Company, Ltd.	440	187,597	0.06%
OTHER SECURITIES		48,104	0.02%

		235,701

TOTAL PREFERRED STOCKS (Cost $4,806,892)		$6,698,292

RIGHTS - 0.01%
Hong Kong - 0.00%		7,400	0.00%
Norway - 0.00%		2,889	0.00%
Spain - 0.01%		22,228	0.01%

TOTAL RIGHTS (Cost $23,969)		$32,517

WARRANTS - 0.00%
Hong Kong - 0.00%		1,180	0.00%
Italy - 0.00%		956	0.00%
Malaysia - 0.00%		388	0.00%
Singapore - 0.00%		873	0.00%

TOTAL WARRANTS (Cost $0)		$3,397

SHORT-TERM INVESTMENTS - 4.14%
Short-Term Securities* - 1.21%
AIM Short-Term Investment Trust, STIC Prime Portfolio, 0.210%	3,515,665	3,515,665	1.20%
OTHER SECURITIES		28,204	0.01%

		3,543,869
Securities Lending Collateral - 2.93%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	860,197	8,609,709	2.93%

TOTAL SHORT-TERM
INVESTMENTS (Cost $12,152,299)		$12,153,578

Total Investments (International Equity Index Trust B)
(Cost $307,144,767) - 100.63%		$295,280,479	100.63%
Other Assets And Liabilities, Net - (0.63%)		(1,847,747)	(0.63)%

TOTAL NET ASSETS - 100.00%		$293,432,732	100.00%

International Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.92%
Australia - 7.64%
Australia & New Zealand Banking Group, Ltd.	499,928	$8,974,771	0.50%
BHP Billiton, Ltd.	662,461	20,602,442	1.14%
Commonwealth Bank of Australia	302,881	12,275,935	0.68%
National Australia Bank, Ltd.	418,293	8,079,836	0.45%
Westpac Banking Corp.	587,558	10,375,866	0.57%
OTHER SECURITIES		78,128,151	4.30%

		138,437,001

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount		Value	% of Net Assets

COMMON STOCKS (continued)
Austria - 0.35%			$6,363,741	0.35%
Belgium - 0.91%			16,433,181	0.91%
Bermuda - 0.05%			993,018	0.05%
China - 0.02%			273,456	0.02%
Denmark - 0.96%
Novo Nordisk A/S		85,994	6,936,764	0.38%
OTHER SECURITIES			10,477,762	0.58%

			17,414,526
Finland - 0.99%			17,881,103	0.99%
France - 8.97%
BNP Paribas		187,167	9,993,670	0.55%
GDF Suez		245,473	6,945,064	0.38%
Sanofi-Aventis SA		208,233	12,557,050	0.69%
Total SA		417,231	18,568,650	1.03%
OTHER SECURITIES			114,340,592	6.32%

			162,405,026
Germany - 7.07%
Allianz SE		89,616	8,898,549	0.49%
BASF SE		181,324	9,892,415	0.55%
Bayer AG		163,243	9,108,153	0.50%
Daimler AG (I)		178,053	9,016,102	0.50%
E.ON AG		355,503	9,570,057	0.53%
SAP AG		169,396	7,524,195	0.42%
Siemens AG		162,423	14,534,730	0.80%
OTHER SECURITIES			59,522,996	3.28%

			128,067,197
Greece - 0.27%			4,820,136	0.27%
Hong Kong - 2.41%			43,716,823	2.41%
Ireland - 0.46%			8,423,610	0.46%
Israel - 0.82%
Teva Pharmaceutical Industries, Ltd.		183,308	9,564,819	0.53%
OTHER SECURITIES			5,347,023	0.29%

			14,911,842
Italy - 2.62%
Eni SpA		513,929	9,434,259	0.52%
OTHER SECURITIES			38,001,248	2.10%

			47,435,507
Japan - 22.06%
Canon, Inc.		223,700	8,340,225	0.46%
Honda Motor Company, Ltd.		326,200	9,473,343	0.52%
Mitsubishi UFJ Financial Group		2,513,200	11,392,738	0.63%
Sumitomo Mitsui Financial Group		265,200	7,486,779	0.41%
Toyota Motor Corp.		544,900	18,738,767	1.03%
OTHER SECURITIES			344,191,838	19.01%

			399,623,690
Luxembourg - 0.47%			8,565,045	0.47%
Macau - 0.06%			1,085,037	0.06%
Mexico - 0.03%			511,849	0.03%
Netherlands - 2.53%
Unilever NV		321,557	8,767,346	0.48%
OTHER SECURITIES			36,990,760	2.05%

			45,758,106
New Zealand - 0.10%	$		1,802,136	0.10%
Norway - 0.63%			11,393,935	0.63%
Philippines - 0.02%			382,070	0.02%
Portugal - 0.25%			4,497,324	0.25%
Singapore - 1.56%			28,306,081	1.56%
Spain - 3.31%
Banco Bilbao Vizcaya Argentaria SA		702,842	7,250,857	0.40%
Banco Santander SA		1,624,798	17,073,347	0.94%
Telefonica SA		810,761	14,971,915	0.83%
OTHER SECURITIES			20,745,249	1.14%

			60,041,368
Sweden - 2.74%			49,585,990	2.74%
Switzerland - 7.64%
ABB, Ltd. (I)		435,673	7,570,706	0.42%
Credit Suisse Group AG		222,144	8,349,006	0.46%
Nestle SA		684,483	33,026,286	1.82%
Novartis AG		416,530	20,208,554	1.12%
Roche Holdings AG		138,674	19,043,214	1.05%
UBS AG (I)		718,429	9,523,179	0.53%
OTHER SECURITIES			40,585,256	2.24%

			138,306,201
United Kingdom - 19.84%
Anglo American PLC (I)		259,902	9,035,140	0.50%
AstraZeneca PLC (I)		286,724	13,472,360	0.74%
Barclays PLC		2,257,905	8,951,515	0.49%
BG Group PLC		666,356	9,864,135	0.54%
BHP Billiton PLC		435,610	11,272,217	0.62%
BP PLC		3,705,173	17,794,916	0.98%
British American Tobacco PLC		394,144	12,480,494	0.69%
Diageo PLC		494,336	7,745,783	0.43%
GlaxoSmithKline PLC		1,024,836	17,368,081	0.96%
HSBC Holdings PLC		3,439,304	31,376,890	1.73%
Rio Tinto PLC (I)		285,949	12,513,079	0.69%
Royal Dutch Shell PLC		699,802	17,672,429	0.98%
Royal Dutch Shell PLC, B Shares		532,393	12,889,944	0.71%
Standard Chartered PLC (I)		399,803	9,705,587	0.54%
Tesco PLC (I)		1,576,147	8,874,460	0.49%
Vodafone Group PLC		10,387,310	21,524,795	1.19%
OTHER SECURITIES			136,807,373	7.56%

			359,349,198
United States - 0.14%			2,515,226	0.14%

TOTAL COMMON STOCKS (Cost $1,699,509,267)			$1,719,299,423

PREFERRED STOCKS - 0.40%
Germany - 0.40%			7,259,491	0.40%

TOTAL PREFERRED STOCKS (Cost $6,467,910)			$7,259,491

INVESTMENT COMPANIES - 3.27%
United States - 3.27%
iShares MSCI EAFE Index Fund		1,272,204	59,170,208	3.27%

TOTAL INVESTMENT
COMPANIES (Cost $62,975,686)			$59,170,208

RIGHTS - 0.00%
Italy - 0.00%			95	0.00%
Norway - 0.00%			21,145	0.00%

TOTAL RIGHTS (Cost $0)			$21,240

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

WARRANTS - 0.00%
France - 0.00%		$2,418	0.00%
Hong Kong - 0.00%		6,797	0.00%
Italy - 0.00%		3,663	0.00%

TOTAL WARRANTS (Cost $1,300)		$12,878

SHORT-TERM INVESTMENTS - 3.05%
Short-Term Securities* - 0.52%		9,448,397	0.52%
Securities Lending Collateral - 2.53%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	4,579,545	45,836,665	2.53%

TOTAL SHORT-TERM
INVESTMENTS (Cost $55,277,880)		$55,285,062

Total Investments (International Index Trust)
(Cost $1,824,232,043) - 101.64%		$1,841,048,302	101.64%
Other Assets And Liabilities, Net - (1.64%)		(29,756,944)	(1.64%)

TOTAL NET ASSETS - 100.00%		$1,811,291,358	100.00%

Mid Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.46%
Consumer Discretionary - 13.52%
Advance Auto Parts, Inc.	99,055	$4,970,580	0.49%
BorgWarner, Inc. (I)(L)	133,393	4,980,895	0.49%
Chipotle Mexican Grill, Inc., Class A (I)(L)	35,650	4,877,277	0.48%
Dollar Tree, Inc. (I)	144,171	6,001,839	0.59%
NetFlix, Inc. (I)(L)	46,783	5,082,973	0.50%
NVR, Inc. (I)(L)	6,988	4,577,350	0.45%
PetSmart, Inc.	134,082	4,045,254	0.40%
OTHER SECURITIES		102,698,464	10.12%

		137,234,632
Consumer Staples - 3.70%
Church & Dwight Company, Inc.	80,317	5,036,679	0.50%
Energizer Holdings, Inc. (I)	79,358	3,990,120	0.39%
OTHER SECURITIES		28,586,088	2.81%

		37,612,887
Energy - 5.73%
Cimarex Energy Company	95,050	6,803,679	0.67%
Newfield Exploration Company (I)	151,156	7,385,482	0.73%
Pride International, Inc. (I)(L)	198,993	4,445,504	0.44%
OTHER SECURITIES		39,522,879	3.89%

		58,157,544
Financials - 20.37%
AMB Property Corp.	190,555	4,518,059	0.44%
Everest Re Group, Ltd.	66,765	4,721,621	0.47%
Federal Realty Investment Trust (L)	69,519	4,885,100	0.48%
Nationwide Health Properties, Inc.	135,744	4,855,563	0.48%
New York Community Bancorp, Inc. (L)	493,416	7,534,462	0.74%
Rayonier, Inc. (L)	90,856	3,999,481	0.39%
SL Green Realty Corp. (L)	88,340	4,862,234	0.48%
The Macerich Company (L)	147,008	5,486,339	0.54%
OTHER SECURITIES		165,937,141	16.35%

		206,800,000
Health Care - 12.20%
Beckman Coulter, Inc.	79,435	$4,789,136	0.47%
Edwards Lifesciences Corp. (I)(L)	128,397	7,192,800	0.71%
Henry Schein, Inc. (I)(L)	103,539	5,684,291	0.56%
Hologic, Inc. (I)(L)	293,573	4,089,472	0.40%
Mettler-Toledo International, Inc. (I)	38,124	4,255,782	0.42%
Perrigo Company (L)	91,159	5,384,762	0.53%
ResMed, Inc. (I)(L)	85,917	5,224,613	0.51%
Universal Health Services, Inc., Class B	110,045	4,198,217	0.41%
Vertex Pharmaceuticals, Inc. (I)(L)	229,118	7,537,982	0.74%
OTHER SECURITIES		75,519,357	7.45%

		123,876,412
Industrials - 14.42%
AMETEK, Inc.	120,509	4,838,436	0.48%
Bucyrus International, Inc. (L)	91,784	4,355,151	0.43%
Joy Global, Inc.	116,910	5,856,022	0.58%
Kansas City Southern (I)(L)	115,252	4,189,410	0.41%
Manpower, Inc.	92,774	4,005,981	0.39%
OTHER SECURITIES		123,193,480	12.13%

		146,438,480
Information Technology - 14.95%
ANSYS, Inc. (I)	102,556	4,160,697	0.41%
Avnet, Inc. (I)	172,036	4,147,788	0.41%
Cree, Inc. (I)(L)	121,793	7,311,234	0.72%
Equinix, Inc. (I)(L)	51,411	4,175,601	0.41%
F5 Networks, Inc. (I)	90,815	6,227,185	0.61%
Lam Research Corp. (I)(L)	143,378	5,456,967	0.54%
Rovi Corp. (I)(L)	115,640	4,383,912	0.43%
Sybase, Inc. (I)(L)	98,423	6,364,031	0.63%
OTHER SECURITIES		109,531,097	10.79%

		151,758,512
Materials - 6.49%
Albemarle Corp.	103,562	4,112,447	0.41%
Ashland, Inc.	88,953	4,129,198	0.41%
Lubrizol Corp.	77,292	6,207,321	0.61%
Martin Marietta Materials, Inc. (L)	51,482	4,366,188	0.43%
OTHER SECURITIES		47,076,621	4.63%

		65,891,775
Telecommunication Services - 0.82%		8,331,040	0.82%
Utilities - 6.26%
National Fuel Gas Company	92,826	4,258,857	0.42%
NSTAR	121,026	4,235,910	0.42%
OGE Energy Corp.	110,144	4,026,865	0.40%
OTHER SECURITIES		51,087,717	5.02%

		63,609,349

TOTAL COMMON STOCKS (Cost $1,031,441,445)		$999,710,631

WARRANTS - 0.00%
Consumer Discretionary - 0.00%		47	0.00%

TOTAL WARRANTS (Cost $0)		$47

SHORT-TERM INVESTMENTS - 32.30%
Short-Term Securities* - 1.15%
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 07/14/2010	11,650,000	11,649,916	1.15%

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 31.15%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	31,607,765	$316,362,123	31.15%

TOTAL SHORT-TERM
INVESTMENTS (Cost $327,988,292)		$328,012,039

Total Investments (Mid Cap Index Trust)
(Cost $1,359,429,737) - 130.76%		$1,327,722,717	130.76%
Other Assets And Liabilities, Net - (30.76%)		(312,349,136)	(30.76)%

TOTAL NET ASSETS - 100.00%		$1,015,373,581	100.00%

Small Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.40%
Consumer Discretionary - 13.54%
Deckers Outdoor Corp. (I)	8,903	$1,271,972	0.19%
Polaris Industries, Inc. (L)	21,520	1,175,422	0.18%
OTHER SECURITIES		86,772,925	13.17%

		89,220,319
Consumer Staples - 3.21%
Casey’s General Stores, Inc.	35,291	1,231,656	0.19%
TreeHouse Foods, Inc. (I)(L)	24,265	1,107,940	0.17%
OTHER SECURITIES		18,801,397	2.85%

		21,140,993
Energy - 5.31%
Brigham Exploration Company (I)(L)	80,438	1,237,136	0.19%
OTHER SECURITIES		33,740,470	5.12%

		34,977,606
Financials - 21.06%
Alterra Capital Holdings, Ltd.	66,499	1,248,851	0.19%
American Capital, Ltd. (I)(L)	235,210	1,133,712	0.17%
Apollo Investment Corp.	133,930	1,249,567	0.19%
BioMed Realty Trust, Inc.	78,062	1,256,018	0.19%
CBL & Associates Properties, Inc. (L)	95,222	1,184,562	0.18%
Entertainment Properties Trust (L)	31,881	1,213,710	0.18%
FirstMerit Corp.	73,929	1,266,404	0.19%
Highwoods Properties, Inc. (L)	48,864	1,356,465	0.21%
Home Properties, Inc.	26,906	1,212,653	0.18%
MFA Financial, Inc.	189,597	1,403,018	0.21%
National Retail Properties, Inc. (L)	56,438	1,210,031	0.18%
OMEGA Healthcare Investors, Inc.	63,608	1,267,707	0.19%
ProAssurance Corp. (I)	22,394	1,271,083	0.19%
Prosperity Bancshares, Inc. (L)	32,050	1,113,738	0.17%
SVB Financial Group (I)(L)	28,760	1,185,775	0.18%
Tanger Factory Outlet Centers, Inc. (L)	27,675	1,145,192	0.17%
Washington Real Estate Investment Trust (L)	41,866	1,155,083	0.18%
OTHER SECURITIES		117,860,640	17.91%

		138,734,209
Health Care - 13.59%
American Medical Systems Holdings, Inc. (I)(L)	52,049	1,151,324	0.17%
AMERIGROUP Corp. (I)(L)	35,334	1,147,648	0.17%
ev3, Inc. (I)	57,375	1,285,774	0.20%
Healthsouth Corp. (I)(L)	64,297	1,202,997	0.18%
Owens & Minor, Inc.	43,025	1,221,050	0.19%
Psychiatric Solutions, Inc. (I)(L)	39,256	$1,284,456	0.19%
Salix Pharmaceuticals, Ltd. (I)(L)	39,434	1,539,109	0.23%
STERIS Corp.	40,642	1,263,153	0.19%
OTHER SECURITIES		79,456,632	12.07%

		89,552,143
Industrials - 15.18%
Baldor Electric Company (L)	32,425	1,169,894	0.18%
CLARCOR, Inc.	34,598	1,228,921	0.19%
GrafTech International, Ltd. (I)	83,169	1,215,931	0.18%
Nordson Corp. (L)	23,625	1,324,890	0.20%
OTHER SECURITIES		95,037,950	14.43%

		99,977,586
Information Technology - 17.63%
ADTRAN, Inc. (L)	42,545	1,160,202	0.18%
Concur Technologies, Inc. (I)(L)	27,792	1,186,163	0.18%
Cybersource Corp. (I)	48,964	1,250,051	0.19%
GSI Commerce, Inc. (I)	43,215	1,244,592	0.19%
Jack Henry & Associates, Inc. (L)	58,645	1,400,443	0.21%
Netlogic Microsystems, Inc. (I)(L)	43,205	1,175,176	0.18%
Parametric Technology Corp. (I)(L)	79,776	1,250,090	0.19%
Rackspace Hosting, Inc. (I)(L)	67,203	1,232,503	0.19%
Riverbed Technology, Inc. (I)	43,531	1,202,326	0.18%
TIBCO Software, Inc. (I)	113,932	1,374,020	0.21%
VeriFone Holdings, Inc. (I)(L)	59,066	1,118,119	0.17%
OTHER SECURITIES		102,525,290	15.56%

		116,118,975
Materials - 4.72%
Rock-Tenn Company, Class A	26,695	1,325,941	0.20%
OTHER SECURITIES		29,796,960	4.52%

		31,122,901
Telecommunication Services - 0.99%		6,504,439	0.99%
Utilities - 3.17%
Nicor, Inc. (L)	29,944	1,212,732	0.18%
Piedmont Natural Gas Company, Inc. (L)	47,978	1,213,843	0.18%
WGL Holdings, Inc.	33,795	1,150,044	0.17%
OTHER SECURITIES		17,326,880	2.64%

		20,903,499

TOTAL COMMON STOCKS (Cost $541,816,783)		$648,252,670

PREFERRED STOCKS - 0.00%
Health Care - 0.00%		1,183	0.00%

TOTAL PREFERRED STOCKS (Cost $1,520)		$1,183

WARRANTS - 0.00%
Consumer Discretionary - 0.00%		13	0.00%

TOTAL WARRANTS (Cost $0)		$13

SHORT-TERM INVESTMENTS - 31.91%
Short-Term Securities* - 2.28%
Federal National Mortgage Association Discount Notes, 0.150%, 09/08/2010	15,000,000	14,995,688	2.28%

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 29.63%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	19,505,333	$195,228,879	29.63%

TOTAL SHORT-TERM
INVESTMENTS (Cost $210,208,464)		$210,224,567

Total Investments (Small Cap Index Trust)
(Cost $752,026,767) - 130.31%		$858,478,433	130.31%
Other Assets And Liabilities, Net - (30.31%)		(199,660,045)	(30.31%)

TOTAL NET ASSETS - 100.00%		$658,818,388	100.00%

Total Bond Market Trust A

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.66%
U.S. Treasury Bonds - 3.88%
4.250%, 05/15/2039	4,000,000	$4,229,376	0.34%
4.375%, 02/15/2038 to 05/15/2040	10,847,000	11,718,718	0.94%
4.500%, 05/15/2038	7,845,000	8,652,792	0.69%
5.250%, 02/15/2029	6,770,000	8,147,275	0.65%
OTHER SECURITIES		15,803,058	1.26%

		48,551,219
U.S. Treasury Notes - 27.70%
0.875%, 01/31/2011 to 02/29/2012	56,500,000	56,736,529	4.54%
1.125%, 12/15/2012	23,500,000	23,692,771	1.89%
1.250%, 11/30/2010	20,000,000	20,085,940	1.61%
1.375%, 10/15/2012 to 03/15/2013	18,400,000	18,658,618	1.49%
1.500%, 10/31/2010 to 07/15/2012	22,100,000	22,311,774	1.78%
1.750%, 01/31/2014 to 03/31/2014	19,320,000	19,596,039	1.57%
1.875%, 02/28/2014 to 06/30/2015	16,290,000	16,563,958	1.32%
2.000%, 11/30/2013	4,795,000	4,922,365	0.39%
2.125%, 11/30/2014 to 05/31/2015	14,900,000	15,176,547	1.21%
2.375%, 09/30/2014 to 02/28/2015	13,900,000	14,332,314	1.15%
2.500%, 04/30/2015	8,800,000	9,112,814	0.73%
2.625%, 12/31/2014 to 02/29/2016	20,500,000	21,218,314	1.70%
2.750%, 10/31/2013 to 02/15/2019	39,930,000	41,225,568	3.30%
3.000%, 09/30/2016	15,120,000	15,766,138	1.26%
3.625%, 02/15/2020	22,100,000	23,350,020	1.87%
3.750%, 11/15/2018	7,236,000	7,796,790	0.62%
4.250%, 11/15/2017	9,300,000	10,447,239	0.84%
OTHER SECURITIES		5,484,564	0.43%

		346,478,302
Federal Farm Credit Bank - 0.31%		3,870,763	0.31%
Federal Home Loan Bank - 1.32%
1.625%, 07/27/2011	4,900,000	4,958,844	0.40%
3.875%, 06/14/2013	6,400,000	6,895,475	0.55%
5.000%, 11/17/2017	4,090,000	4,667,254	0.37%

		16,521,573
Federal Home Loan Mortgage Corp. - 12.45%
2.875%, 11/23/2010	6,000,000	6,065,400	0.48%
3.750%, 06/28/2013	4,000,000	4,313,816	0.34%
3.875%, 06/29/2011	6,000,000	6,203,112	0.50%
4.000%, 04/01/2039	6,141,279	6,223,323	0.50%
4.125%, 09/27/2013	5,500,000	5,997,172	0.48%
4.500%, 07/01/2018 to 11/01/2039	27,723,850	28,938,001	2.31%
5.000%, 06/01/2023 to 09/01/2039	28,977,750	30,722,230	2.46%
5.500%, 08/23/2017 to 01/01/2039	27,967,065	30,241,090	2.42%
6.000%, 06/15/2011 to 10/01/2038	19,015,056	20,585,090	1.65%
OTHER SECURITIES		$16,452,645	1.31%

		155,741,879
Federal National Mortgage Association - 19.81%
3.250%, 04/09/2013	4,000,000	4,245,492	0.34%
3.875%, 07/12/2013	6,000,000	6,500,880	0.52%
4.000%, 03/01/2024 to 08/01/2039	19,669,463	20,258,834	1.62%
4.375%, 10/15/2015	4,850,000	5,364,081	0.43%
4.500%, TBA (B)	5,000,000	5,181,641	0.41%
4.500%, 06/01/2018 to 02/01/2040	39,679,797	41,376,720	3.31%
5.000%, TBA (B)	6,000,000	6,346,875	0.51%
5.000%, 06/01/2018 to 12/01/2039	42,041,477	44,631,063	3.57%
5.500%, 08/01/2017 to 11/01/2038	46,119,838	49,589,727	3.96%
6.000%, 08/01/2023 to 10/01/2038	28,713,145	31,277,495	2.50%
6.500%, 07/01/2036 to 10/01/2038	7,705,887	8,476,765	0.68%
OTHER SECURITIES		24,627,036	1.96%

		247,876,609
Government National Mortgage Association - 6.02%
4.500%, 06/15/2023 to 11/20/2039	13,901,812	14,511,231	1.16%
4.500%, 06/15/2039 (B)	7,860,150	8,204,952	0.66%
5.000%, 10/15/2023 to 11/20/2039	23,785,443	25,382,800	2.03%
5.500%, 08/15/2023 to 09/20/2039	13,083,921	14,146,276	1.13%
6.000%, 07/20/2037 to 10/15/2038	8,487,643	9,261,544	0.74%
OTHER SECURITIES		3,805,197	0.30%

		75,312,000
The Financing Corp. - 0.06%		736,489	0.06%
Tennessee Valley Authority - 0.11%		1,330,475	0.11%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $864,275,810)		$896,419,309

FOREIGN GOVERNMENT
OBLIGATIONS - 1.59%
Austria - 0.05%		599,974	0.05%
Brazil - 0.27%		3,434,250	0.27%
Canada - 0.47%		5,842,159	0.47%
Israel - 0.07%		918,932	0.07%
Italy - 0.15%		1,880,822	0.15%
Japan - 0.04%		449,297	0.04%
Mexico - 0.26%		3,281,390	0.26%
Norway - 0.04%		501,256	0.04%
Peru - 0.09%		1,076,075	0.09%
South Africa - 0.05%		661,600	0.05%
Sweden - 0.10%		1,273,973	0.10%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $18,805,291)		$19,919,728

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS - 21.73%
Basic Materials - 0.77%		$9,663,049	0.77%
Communications - 2.53%		31,616,273	2.53%
Consumer, Cyclical - 0.61%		7,667,115	0.61%
Consumer, Non-cyclical - 2.66%		33,248,406	2.66%
Energy - 2.30%		28,741,014	2.30%
Financial - 9.00%		112,569,283	9.00%
Industrial - 1.65%		20,689,027	1.65%
Technology - 0.51%		6,377,323	0.51%
Utilities - 1.70%		21,235,961	1.70%

TOTAL CORPORATE BONDS (Cost $245,873,217)		$271,807,451

MUNICIPAL BONDS - 0.47%
California - 0.13%		1,633,200	0.13%
District of Columbia - 0.02%		275,467	0.02%
Georgia - 0.04%		443,808	0.04%
Illinois - 0.06%		763,644	0.06%
Maryland - 0.04%		476,436	0.04%
New York - 0.07%		936,422	0.07%
North Carolina - 0.04%		439,704	0.04%
Texas - 0.03%		411,597	0.03%
Utah - 0.02%		238,132	0.02%
Washington - 0.02%		235,063	0.02%

TOTAL MUNICIPAL BONDS (Cost $5,646,335)		$5,853,473

Collateralized Mortgage
Obligations 3.89%		48,636,049	3.89%
Asset Backed Securities 0.24%		2,994,958	0.24%
SHORT-TERM INVESTMENTS - 1.94%
Short-Term Securities* - 1.94%
State Street Institutional US Government Money Market Fund, 0.0598%, 09/19/2034	24,352,241	24,352,241	1.94%

TOTAL SHORT-TERM
INVESTMENTS (Cost $24,352,241)		$24,352,241

Total Investments (Total Bond Market Trust A)
(Cost $1,204,299,751) - 101.52%		$1,269,983,209	101.52%
Other Assets And Liabilities, Net - (1.52%)		(19,017,403)	(1.52)%

TOTAL NET ASSETS - 100.00%		$1,250,965,806	100.00%

Total Bond Market Trust B

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.05%
Federal Farm Credit Bank - 0.41%		$668,552	0.41%
Federal Home Loan Bank - 1.28%
3.875%, 06/14/2013	1,750,000	1,885,481	1.15%
OTHER SECURITIES		215,795	0.13%

		2,101,276
Federal Home Loan Mortgage Corp. - 6.48%
5.000%, 06/01/2023 to 09/01/2039	1,707,129	1,809,623	1.10%
5.500%, 08/23/2017 to 01/01/2038	2,156,481	2,367,521	1.44%
5.671%, 02/01/2037 (P)	721,898	$756,492	0.46%
5.750%, 01/15/2012	1,200,000	1,292,897	0.79%
5.980%, 08/01/2037 (P)	1,729,547	1,842,509	1.12%
6.000%, 06/15/2011 to 06/01/2022	533,144	563,327	0.34%
6.250%, 07/15/2032	450,000	569,660	0.35%
6.500%, 07/01/2016 to 09/01/2038	750,720	822,310	0.50%
OTHER SECURITIES		636,090	0.38%

		10,660,429
Federal National Mortgage Association - 25.21%
2.566%, 01/01/2035 (P)	2,146,018	2,222,794	1.35%
3.250%, 04/09/2013	1,000,000	1,061,373	0.65%
4.000%, 11/01/2010 to 08/01/2020	858,678	902,603	0.55%
4.500%, 12/01/2020 to 01/01/2040	6,402,885	6,725,436	4.09%
5.000%, 07/01/2020 to 12/01/2034	7,200,959	7,671,147	4.66%
5.500%, 08/01/2021 to 09/01/2036	9,556,895	10,283,389	6.25%
5.601%, 04/01/2037 (P)	2,503,954	2,643,236	1.61%
6.000%, 10/01/2013 to 08/01/2036	4,345,879	4,754,438	2.89%
6.125%, 03/15/2012	1,300,000	1,419,092	0.86%
6.500%, 02/01/2015 to 02/01/2036	1,466,806	1,615,907	0.98%
7.250%, 05/15/2030	450,000	621,306	0.38%
OTHER SECURITIES		1,548,011	0.94%

		41,468,732
Government National Mortgage Association - 4.39%
5.000%, 05/15/2018 to 11/20/2038	1,003,036	1,074,795	0.65%
5.500%, 11/15/2032 to 01/15/2039	2,793,003	3,025,477	1.84%
6.000%, 04/15/2017 to 10/15/2038	1,958,538	2,145,316	1.30%
6.500%, 01/15/2016 to 12/15/2038	522,489	579,326	0.35%
OTHER SECURITIES		396,413	0.25%

		7,221,327
Tennessee Valley Authority - 0.20%		334,226	0.20%
The Financing Corp. - 0.13%		210,426	0.13%
U.S. Treasury Bonds - 10.84%
3.000%, 02/28/2017	1,300,000	1,349,563	0.82%
4.625%, 02/15/2040	1,400,000	1,573,687	0.96%
6.750%, 08/15/2026	775,000	1,075,918	0.65%
7.500%, 11/15/2016	1,270,000	1,664,096	1.01%
7.875%, 02/15/2021	1,100,000	1,574,547	0.96%
8.750%, 08/15/2020	1,400,000	2,098,907	1.28%
9.250%, 02/15/2016	3,550,000	4,919,246	2.99%
11.250%, 02/15/2015	2,010,000	2,869,118	1.74%
OTHER SECURITIES		711,621	0.43%

		17,836,703
U.S. Treasury Notes - 18.11%
1.000%, 12/31/2011 to 04/30/2012	2,700,000	2,719,958	1.65%
1.125%, 06/30/2011 to 12/15/2012	2,820,000	2,842,722	1.73%
1.375%, 02/15/2013	700,000	709,188	0.43%
1.750%, 01/31/2014	1,760,000	1,788,325	1.09%
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,394,999	0.85%
2.000%, 11/30/2013	3,000,000	3,079,686	1.87%
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,549,328	1.55%
2.750%, 11/30/2016	1,400,000	1,435,328	0.87%
3.125%, 10/31/2016 to 05/15/2019	1,200,000	1,236,281	0.75%
3.250%, 06/30/2016	4,450,000	4,719,434	2.87%
3.500%, 05/15/2020	1,100,000	1,151,216	0.70%
3.625%, 08/15/2019 to 02/15/2020	2,560,000	2,705,581	1.64%
4.250%, 11/15/2017	1,100,000	1,235,695	0.75%
5.000%, 08/15/2011	1,385,000	1,456,577	0.89%

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
OTHER SECURITIES		$763,145	0.47%

		29,787,463

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $103,760,276)		$110,289,134

FOREIGN GOVERNMENT
OBLIGATIONS - 2.37%
Brazil - 0.38%		625,237	0.38%
Canada - 0.93%		1,529,505	0.93%
Israel - 0.11%		184,775	0.11%
Italy - 0.21%		341,316	0.21%
Japan - 0.14%		224,648	0.14%
Mexico - 0.28%		460,650	0.28%
Norway - 0.05%		91,138	0.05%
Peru - 0.09%		141,900	0.09%
South Africa - 0.06%		103,375	0.06%
Sweden - 0.12%		202,904	0.12%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,602,342)		$3,905,448

CORPORATE BONDS - 23.13%
Basic Materials - 0.62%		1,016,608	0.62%
Communications - 2.69%		4,430,193	2.69%
Consumer, Cyclical - 0.89%		1,466,073	0.89%
Consumer, Non-cyclical - 3.11%		5,120,394	3.11%
Energy - 2.57%		4,232,569	2.57%
Financial - 9.29%		15,283,023	9.29%
Industrial - 1.60%		2,621,258	1.60%
Technology - 0.48%		783,882	0.48%
Utilities - 1.88%		3,087,638	1.88%

TOTAL CORPORATE BONDS (Cost $33,652,690)		$38,041,638

MUNICIPAL BONDS - 0.43%
California - 0.10%		158,653	0.10%
District of Columbia - 0.03%		45,911	0.03%
Illinois - 0.05%		91,057	0.05%
Maryland - 0.04%		66,479	0.04%
New York - 0.08%		133,782	0.08%
North Carolina - 0.04%		65,956	0.04%
Texas - 0.04%		64,989	0.04%
Utah - 0.03%		43,297	0.03%
Washington - 0.02%		42,739	0.02%

TOTAL MUNICIPAL BONDS (Cost $687,199)		$712,863

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.88%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.195% 12/15/2044 (P)	835,000	888,187	0.54%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM 5.655% 05/12/2039 (P)	800,000	704,507	0.43%
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.649% 06/11/2042 (P)	630,000	$659,981	0.40%
OTHER SECURITIES		5,766,242	3.51%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,763,499)		$8,018,917

Asset Backed Securities 0.26%		425,364	0.26%
SHORT-TERM INVESTMENTS - 1.00%
Short-Term Securities* - 1.00%
State Street Institutional US Government Money Market Fund, 0.0598%	1,637,046	1,637,046	1.00%

TOTAL SHORT-TERM
INVESTMENTS (Cost $1,637,046)		$1,637,046

Total Investments (Total Bond Market Trust B)
(Cost $151,518,410) - 99.12%		$163,030,410	99.12%
Other Assets And Liabilities, Net - 0.88%		1,454,352	0.88%

TOTAL NET ASSETS - 100.00%		$164,484,762	100.00%

Total Stock Market Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.74%
Consumer Discretionary - 10.99%
McDonald’s Corp.	26,995	$1,778,161	0.55%
The Walt Disney Company	48,698	1,533,987	0.48%
Home Depot, Inc.	42,782	1,200,891	0.37%
Comcast Corp., Class A	72,182	1,253,801	0.39%
Amazon.com, Inc. (I)(L)	11,188	1,222,401	0.38%
OTHER SECURITIES		28,410,667	8.82%

		35,399,908
Consumer Staples - 9.97%
Kraft Foods, Inc., Class A	42,133	1,179,724	0.37%
Wal-Mart Stores, Inc.	93,953	4,516,321	1.40%
Altria Group, Inc.	52,287	1,047,831	0.33%
CVS Caremark Corp.	34,991	1,025,936	0.32%
The Coca-Cola Company	58,068	2,910,368	0.90%
PepsiCo, Inc.	40,403	2,462,563	0.76%
Philip Morris International, Inc.	47,346	2,170,341	0.67%
The Procter & Gamble Company	72,145	4,327,257	1.34%
OTHER SECURITIES		12,467,987	3.88%

		32,108,328
Energy - 10.35%
Occidental Petroleum Corp.	20,411	1,574,709	0.49%
ConocoPhillips	37,405	1,836,211	0.57%
Exxon Mobil Corp.	127,689	7,287,211	2.26%
Chevron Corp.	50,480	3,425,573	1.06%
Schlumberger, Ltd. (L)	30,092	1,665,291	0.52%
OTHER SECURITIES		17,552,858	5.45%

		33,341,853
Financials - 17.02%
The Goldman Sachs Group, Inc.	13,243	1,738,409	0.54%
JPMorgan Chase & Company	100,003	3,661,110	1.14%
U.S. Bancorp	48,342	1,080,444	0.34%
Wells Fargo & Company	130,457	3,339,699	1.04%

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
Berkshire Hathaway, Inc., Class B (I)(L)	61,892	$4,932,173	1.53%
American Express Company	30,164	1,197,511	0.37%
Bank of America Corp.	252,522	3,628,741	1.13%
Citigroup, Inc. (I)	716,888	2,695,499	0.84%
OTHER SECURITIES		32,525,725	10.09%

		54,799,311
Health Care - 11.28%
Johnson & Johnson	69,206	4,087,306	1.27%
Merck & Company, Inc.	78,421	2,742,382	0.85%
Abbott Laboratories	39,052	1,826,853	0.57%
Amgen, Inc. (I)	24,593	1,293,592	0.40%
Bristol-Myers Squibb Company	43,204	1,077,508	0.33%
Pfizer, Inc.	203,084	2,895,978	0.90%
OTHER SECURITIES		22,409,991	6.96%

		36,333,610
Industrials - 10.38%
3M Company	17,897	1,413,684	0.44%
General Electric Company	268,408	3,870,443	1.20%
United Parcel Service, Inc., Class B	25,032	1,424,070	0.44%
United Technologies Corp.	23,530	1,527,332	0.47%
The Boeing Company	19,049	1,195,325	0.37%
OTHER SECURITIES		24,002,048	7.46%

		33,432,902
Information Technology - 18.01%
Google, Inc., Class A (I)	7,985	3,552,926	1.10%
Microsoft Corp.	220,616	5,076,374	1.58%
Oracle Corp.	126,039	2,704,797	0.84%
Hewlett-Packard Company	59,165	2,560,661	0.80%
Intel Corp.	138,952	2,702,616	0.84%
International Business Machines Corp.	32,110	3,964,943	1.23%
Visa, Inc., Class A (L)	21,298	1,506,834	0.47%
Cisco Systems, Inc. (I)	143,966	3,067,915	0.95%
Apple, Inc. (I)	22,805	5,736,142	1.78%
QUALCOMM, Inc.	42,298	1,389,066	0.43%
OTHER SECURITIES		25,721,150	7.99%

		57,983,424
Materials - 3.83%		12,332,307	3.83%
Telecommunication Services - 2.58%
Verizon Communications, Inc.	71,274	1,997,097	0.62%
AT&T, Inc.	148,442	3,590,812	1.12%
OTHER SECURITIES		2,715,024	0.84%

		8,302,933
Utilities - 3.33%		10,726,131	3.33%

TOTAL COMMON STOCKS (Cost $334,562,783)		$314,760,707

WARRANTS - 0.00%
Consumer Discretionary - 0.00%		3	0.00%

TOTAL WARRANTS (Cost $0)		$3

RIGHTS - 0.00%
Financials - 0.00%		108	0.00%
Health Care - 0.00%		562	0.00%

TOTAL RIGHTS (Cost $4,291)		$670

SHORT-TERM INVESTMENTS - 13.74%
Short-Term Securities* - 2.08%
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 07/14/2010	6,710,000	$6,709,952	2.08%

		6,709,952
Securities Lending Collateral - 11.66%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	3,749,975	37,533,496	11.66%

		37,533,496

TOTAL SHORT-TERM
INVESTMENTS (Cost $44,239,446)		$44,243,448

Total Investments (Total Stock Market Index Trust)
(Cost $378,806,520) - 111.48%		$359,004,828	111.48%
Other Assets And Liabilities, Net - (11.48%)		(36,965,501)	(11.48)%

TOTAL NET ASSETS - 100.00%		$322,039,327	100.00%

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

GMTN	- Global Medium Term Note
MTN	- Medium Term Note
PLC	- Public Limited Company
SADR	- Sponsored American Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(B)	Purchased on a forward commitment basis.
(G)	The Fund’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2010.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)

The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

20

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	500 Index Trust	500 Index Trust B	Core Balanced Trust	Core Balanced Strategy Trust
Investments in unaffiliated issuers, at value	$4,858,170,947	$672,762,871	—	—
Investments in affiliated issuers, at value (Note 2)	312,443,397	50,576,055	—	—
Investments in affiliated funds, at value (Note 9)	—	—	$92,263,530	$3,402,178
Securities loaned, at value (Note 2)	302,769,929	49,024,133	—	—
Total investments, at value	5,473,384,273	772,363,059	92,263,530	3,402,178
Cash	5,125	688	—	—
Cash held at broker for futures contracts	13,950,000	3,100,000	—	—
Receivable for investments sold	—	—	—	1,081
Receivable for fund shares sold	6,207,086	292,145	312,825	—
Dividends and interest receivable	6,907,273	971,561	—	—
Receivable for securities lending income	61,484	7,660	—	—
Receivable due from adviser	—	4,741	18	139
Other assets	453	69	—	—
Total assets	5,500,515,694	776,739,923	92,576,373	3,403,398

Liabilities
Payable for investments purchased	—	—	311,140	—
Payable for fund shares repurchased	3,030,275	—	—	220
Payable upon return of securities loaned (Note 2)	312,422,004	50,576,034	—	—
Payable for futures variation margin	957,789	121,404	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	65,552	9,207	1,109	41
Trustees’ fees	9,812	1,333	24	—
Other liabilities and accrued expenses	178,166	60,662	24,505	24,129
Total liabilities	316,663,598	50,768,640	336,778	24,390

Net assets
Capital paid-in	$5,020,696,583	$880,568,868	$93,373,582	$3,438,704
Undistributed net investment income (loss)	57,598,081	9,724,013	(117,316)	(672)
Accumulated undistributed net realized gain (loss) on investments	(45,594,939)	(68,835,745)	1,018,931	15,733
Net unrealized appreciation (depreciation) on investments	151,152,371	(95,485,853)	(2,035,602)	(74,757)
Net assets	$5,183,852,096	$725,971,283	$92,239,595	$3,379,008
Investments in unaffiliated issuers, including repurchase agreements, at cost	$5,003,896,882	$816,531,392	—	—
Investments in affiliated issuers, at cost	$312,402,238	$50,572,569	$94,299,132	$3,476,935

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$908,145,392	—	$10,486,941	—
Shares outstanding	100,077,262	—	728,820	—
Net asset value, offering price and redemption price per share	$9.07	—	$14.39	—
Series II
Net assets	$49,658,932	—	$81,730,003	—
Shares outstanding	5,495,588	—	5,680,904	—
Net asset value, offering price and redemption price per share	$9.04	—	$14.39	—
Series NAV
Net assets	$4,226,047,772	$725,971,283	$22,651	$3,379,008
Shares outstanding	472,389,545	55,951,508	1,574	251,738
Net asset value, offering price and redemption price per share	$8.95	$12.98	$14.39	$13.42

21

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Core Strategy Trust	International Equity Index Trust A	International Equity Index Trust B	International Index Trust
Investments in unaffiliated issuers, at value	—	$279,796,824	$278,440,424	$1,751,787,799
Investments in affiliated issuers, at value (Note 2)	—	6,513,564	8,609,709	45,836,665
Investments in affiliated funds, at value (Note 9)	$597,453,696	—	—	—
Securities loaned, at value (Note 2)	—	6,228,802	8,230,346	43,423,838
Total investments, at value	597,453,696	292,539,190	295,280,479	1,841,048,302
Cash	—	—	—	7,420
Foreign currency, at value	—	6,814,264	5,994,025	1,097,299
Cash held at broker for futures contracts	—	303,319	159,497	11,655,000
Receivable for investments sold	—	3,799	5,848	46,641
Receivable for forward foreign currency exchange contracts (Note 3)	—	39,191	38,808	—
Receivable for fund shares sold	63,638	—	—	424,257
Dividends and interest receivable	—	1,162,963	956,355	5,144,100
Receivable for securities lending income	—	17,390	22,200	184,491
Receivable due from adviser	965	—	1,862	—
Other assets	41	36	27	157
Total assets	597,518,340	300,880,152	302,459,101	1,859,607,667

Liabilities
Payable for investments purchased	58,472	7,743	6,673	2,188,937
Payable for forward foreign currency exchange contracts (Note 3)	—	32,382	50,766	—
Payable for fund shares repurchased	252	2,807,154	8,712	—
Payable upon return of securities loaned (Note 2)	—	6,459,374	8,600,346	45,861,708
Payable for futures variation margin	—	339,790	323,145	193,271
Payable to affiliates (Note 5)
Accounting and legal services fees	7,391	3,659	3,637	22,438
Trustees’ fees	1,358	932	1,099	1,217
Other liabilities and accrued expenses	39,014	76,379	31,991	48,738
Total liabilities	106,487	9,727,413	9,026,369	48,316,309

Net assets
Capital paid-in	$643,563,523	$179,631,080	$309,734,213	$1,742,332,075
Undistributed net investment income (loss)	(782,092)	5,086,206	5,647,562	36,686,964
Accumulated undistributed net realized gain (loss) on investments	(46,499,762)	94,720,971	(9,721,328)	14,759,683
Net unrealized appreciation (depreciation) on investments	1,130,184	11,714,482	(12,227,715)	17,512,636
Net assets	$597,411,853	$291,152,739	$293,432,732	$1,811,291,358
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	$273,985,221	$298,536,337	$1,778,402,560
Investments in affiliated issuers, at cost	$596,323,512	$6,512,534	$8,608,430	$45,829,483
Foreign currency, at cost	—	$6,849,175	$6,017,795	$1,093,600

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$72,005	$246,805,641	—	—
Shares outstanding	6,494	19,259,280	—	—
Net asset value, offering price and redemption price per share	$11.09	$12.81	—	—
Series II
Net assets	$584,913,097	$36,348,594	—	—
Shares outstanding	52,637,199	2,838,106	—	—
Net asset value, offering price and redemption price per share	$11.11	$12.81	—	—
Series NAV
Net assets	$12,426,751	$7,998,504	$293,432,732	$1,811,291,358
Shares outstanding	1,120,336	624,109	22,666,330	125,754,679
Net asset value, offering price and redemption price per share	$11.09	$12.82	$12.95	$14.40

22

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Mid Cap Index Trust	Small Cap Index Trust
Investments in unaffiliated issuers, at value	$705,298,681	$476,239,783
Investments in affiliated issuers, at value (Note 2)	316,362,123	195,228,879
Securities loaned, at value (Note 2)	306,061,913	187,009,771
Total investments, at value	1,327,722,717	858,478,433
Cash	8,814	—
Foreign currency, at value	—	230,824
Cash held at broker for futures contracts	2,900,000	1,950,000
Receivable for investments sold	4,239,610	90,939
Receivable for fund shares sold	339,254	415,776
Dividends and interest receivable	956,235	694,020
Receivable for securities lending income	59,274	118,017
Other assets	50	61
Total assets	1,336,225,954	861,978,070

Liabilities
Due to custodian	—	7,230,665
Payable for investments purchased	3,091,062	—
Payable for fund shares repurchased	1,276,401	607,528
Payable upon return of securities loaned (Note 2)	316,299,243	195,181,674
Payable for futures variation margin	103,196	92,247
Payable to affiliates (Note 5)
Accounting and legal services fees	12,901	8,408
Trustees’ fees	2,408	1,215
Other liabilities and accrued expenses	67,162	37,945
Total liabilities	320,852,373	203,159,682

Net assets
Capital paid-in	$1,038,949,360	$585,769,501
Undistributed net investment income	8,236,181	4,600,291
Accumulated undistributed net realized gain (loss) on investments	864,815	(37,741,458)
Net unrealized appreciation (depreciation) on investments	(32,676,775)	106,190,054
Net assets	$1,015,373,581	$658,818,388
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,043,091,361	$556,813,991
Investments in affiliated issuers, at cost	$316,338,376	$195,212,776
Foreign currency, at cost	—	$232,385

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$321,886,291	$168,889,763
Shares outstanding	23,020,544	15,478,807
Net asset value, offering price and redemption price per share	$13.98	$10.91
Series II
Net assets	$81,613,317	$61,794,885
Shares outstanding	5,855,454	5,683,391
Net asset value, offering price and redemption price per share	$13.94	$10.87
Series NAV
Net assets	$611,873,973	$428,133,740
Shares outstanding	43,754,876	39,213,883
Net asset value, offering price and redemption price per share	$13.98	$10.92

23

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
Investments in unaffiliated issuers, at value	$1,269,983,209	$163,030,410	$285,188,015
Investments in affiliated issuers, at value (Note 2)	—	—	37,533,496
Securities loaned, at value (Note 2)	—	—	36,283,317
Total investments, at value	1,269,983,209	163,030,410	359,004,828
Cash	—	—	8,825
Foreign currency, at value	—	—	10,160
Cash held at broker for futures contracts	—	—	1,050,000
Receivable for investments sold	—	—	96,842
Receivable for fund shares sold	132,686	27,181	29,975
Dividends and interest receivable	8,902,151	1,515,606	388,316
Receivable for securities lending income	—	—	10,711
Receivable due from adviser	—	1,187	—
Other assets	100	15	30
Total assets	1,279,018,146	164,574,399	360,599,687

Liabilities
Payable for investments purchased	23,306,147	59,630	—
Payable for fund shares repurchased	4,684,577	—	925,108
Payable upon return of securities loaned (Note 2)	—	—	37,529,525
Payable for futures variation margin	—	—	67,155
Payable to affiliates (Note 5)
Accounting and legal services fees	14,887	1,979	4,102
Trustees’ fees	2,116	444	723
Other liabilities and accrued expenses	44,613	27,584	33,747
Total liabilities	28,052,340	89,637	38,560,360

Net assets
Capital paid-in	$1,159,908,923	$152,702,984	$351,562,323
Undistributed net investment income	27,025,242	4,553,122	3,686,774
Accumulated undistributed net realized gain (loss) on investments	(1,651,817)	(4,283,344)	(13,200,564)
Net unrealized appreciation (depreciation) on investments	65,683,458	11,512,000	(20,009,206)
Net assets	$1,250,965,806	$164,484,762	$322,039,327
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,204,299,751	$151,518,410	$341,277,026
Investments in affiliated issuers, at cost	—	—	$37,529,494
Foreign currency, at cost	—	—	$10,239

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$70,075,403	—	$216,289,248
Shares outstanding	4,970,219	—	22,682,519
Net asset value, offering price and redemption price per share	$14.10	—	$9.54
Series II
Net assets	$3,203,566	—	$43,803,821
Shares outstanding	226,886	—	4,608,936
Net asset value, offering price and redemption price per share	$14.12	—	$9.50
Series NAV
Net assets	$1,177,686,837	$164,484,762	$61,946,258
Shares outstanding	83,371,143	15,675,535	6,497,242
Net asset value, offering price and redemption price per share	$14.13	$10.49	$9.53

24

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2010 (Unaudited)

Investment income	500 Index Trust	500 Index Trust B	Core Balanced Trust	Core Balanced Strategy Trust
Dividends	$53,952,295	$7,792,076	—	—
Interest	60,036	9,139	—	—
Securities lending	296,177	39,643	—	—
Less foreign taxes withheld	—	(378)	—	—
Total investment income	54,308,508	7,840,480	—	—

Expenses
Investment management fees (Note 5)	12,794,961	1,871,591	$19,108	$843
Series I distribution and service fees (Note 5)	247,031	—	1,952	—
Series II distribution and service fees (Note 5)	69,020	—	85,774	—
Accounting and legal services fees (Note 5)	384,715	55,630	5,384	243
Professional fees	39,786	15,040	15,991	15,995
Printing and postage fees	55,887	5,484	1,098	518
Custodian fees	5,951	5,951	5,951	6,064
Trustees’ fees (Note 5)	46,965	7,239	724	148
Registration and filing fees	18,974	1,002	2,436	2,555
Other	44,874	3,156	2,220	1,510
Total expenses before reductions and amounts recaptured	13,708,164	1,965,093	140,638	27,876
Net expense reductions and amounts recaptured (Note 5)	(39,802)	(961,024)	(18,482)	(27,202)
Total expenses	13,668,362	1,004,069	122,156	674
Net investment income (loss)	40,640,146	6,836,411	(122,156)	(674)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	8,465,205	1,683,413	—	—
Investments in affiliated issuers	(80,986)	(10,520)	649,525	11,408
Futures contracts	178,253	1,389,296	—	—
	8,562,472	3,062,189	649,525	11,408

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(421,226,846)	(60,603,237)	—	—
Investments in affiliated issuers	54,710	4,680	(5,107,104)	(58,897)
Futures contracts	(8,612,796)	(767,529)	—	—
	(429,784,932)	(61,366,086)	(5,107,104)	(58,897)
Net realized and unrealized loss	(421,222,460)	(58,303,897)	(4,457,579)	(47,489)

Decrease in net assets from operations	($380,582,314)	($51,467,486)	($4,579,735)	($48,163)

25

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2010 (Unaudited)

Investment income	Core Strategy Trust	International Equity Index Trust A	International Equity Index Trust B	International Index Trust
Dividends	—	$4,961,691	$5,913,864	$38,753,552
Interest	—	4,808	7,699	8,906
Securities lending	—	115,610	189,184	1,506,867
Less foreign taxes withheld	—	(479,071)	(562,107)	(3,559,934)
Total investment income	—	4,603,038	5,548,640	36,709,391

Expenses
Investment management fees (Note 5)	$153,458	696,953	871,441	4,479,830
Series I distribution and service fees (Note 5)	39	58,231	—	—
Series II distribution and service fees (Note 5)	753,040	32,256	—	—
Accounting and legal services fees (Note 5)	42,539	17,967	22,370	129,280
Professional fees	12,891	18,148	3,899	23,443
Printing and postage fees	9,964	11,924	4,899	8,291
Custodian fees	5,951	5,951	5,951	5,951
Trustees’ fees (Note 5)	5,386	2,537	3,036	15,868
Registration and filing fees	3,318	1,673	1,128	5,607
Other	5,931	1,088	3,844	15,086
Total expenses before reductions and amounts recaptured	992,517	846,728	916,568	4,683,356
Net expense reductions and amounts recaptured (Note 5)	(178,055)	(1,867)	(374,902)	(13,404)
Total expenses	814,462	844,861	541,666	4,669,952
Net investment income (loss)	(814,462)	3,758,177	5,006,974	32,039,439

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	3,302,636	(1,655,504)	(614,673)
Investments in affiliated issuers	(115,452)	(2,428)	(4,850)	(3,723,845)
Futures contracts	—	(464,635)	(138,010)	(3,715,990)
Foreign currency transactions	—	(1,047,693)	(769,057)	(584,615)
	(115,452)	1,787,880	(2,567,421)	(8,639,123)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	(47,078,451)	(40,723,484)	(294,581,056)
Investments in affiliated issuers	(23,475,500)	1,134	1,491	7,967
Futures contracts	—	(476,188)	(637,401)	613,886
Translation of assets and liabilities in foreign currencies	—	26,968	(68,627)	(108,467)
	(23,475,500)	(47,526,537)	(41,428,021)	(294,067,670)
Net realized and unrealized loss	(23,590,952)	(45,738,657)	(43,995,442)	(302,706,793)

Decrease in net assets from operations	($24,405,414)	($41,980,480)	($38,988,468)	($270,667,354)

26

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2010 (Unaudited)

Investment income	Mid Cap Index Trust	Small Cap Index Trust
Dividends	$7,665,432	$4,387,537
Interest	7,005	8,595
Securities lending	329,319	673,608
Less foreign taxes withheld	(1,346)	(165)
Total investment income	8,000,410	5,069,575

Expenses
Investment management fees (Note 5)	2,542,154	1,683,553
Series I distribution and service fees (Note 5)	85,590	44,317
Series II distribution and service fees (Note 5)	110,016	85,839
Accounting and legal services fees (Note 5)	75,016	49,302
Professional fees	15,136	14,770
Printing and postage fees	11,401	8,450
Custodian fees	5,662	5,951
Trustees’ fees (Note 5)	8,845	6,240
Registration and filing fees	3,068	3,506
Other	9,188	6,396
Total expenses before reductions and amounts recaptured	2,866,076	1,908,324
Net expense reductions and amounts recaptured (Note 5)	(7,800)	(5,089)
Total expenses	2,858,276	1,903,235
Net investment income (loss)	5,142,134	3,166,340

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	14,321,506	19,088,860
Investments in affiliated issuers	(43,669)	(36,420)
Futures contracts	1,837,916	902,826
	16,115,753	19,955,266

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(35,808,206)	(34,198,360)
Investments in affiliated issuers	30,048	29,061
Futures contracts	(1,561,457)	(974,873)
Translation of assets and liabilities in foreign currencies	90	(1,587)
	(37,339,525)	(35,145,759)
Net realized and unrealized loss	(21,223,772)	(15,190,493)

Decrease in net assets from operations	($16,081,638)	($12,024,153)

27

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2010 (Unaudited)

Investment income	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
Dividends	—	—	$3,269,891
Interest	$22,889,434	$3,513,143	1,977
Securities lending	53	—	58,986
Less foreign taxes withheld	(540)	(2,109)	(509)
Total investment income	22,888,947	3,511,034	3,330,345

Expenses
Investment management fees (Note 5)	2,727,193	379,550	865,997
Series I distribution and service fees (Note 5)	15,932	—	59,080
Series II distribution and service fees (Note 5)	3,082	—	61,328
Accounting and legal services fees (Note 5)	80,268	11,137	24,601
Professional fees	18,654	13,421	13,670
Printing and postage fees	17,355	3,332	5,683
Custodian fees	5,951	5,951	5,951
Trustees’ fees (Note 5)	9,915	1,710	3,391
Registration and filing fees	4,525	1,383	1,416
Other	9,987	905	4,296
Total expenses before reductions and amounts recaptured	2,892,862	417,389	1,045,413
Net expense reductions and amounts recaptured (Note 5)	(8,275)	(215,500)	(2,550)
Total expenses	2,884,587	201,889	1,042,863
Net investment income (loss)	20,004,360	3,309,145	2,287,482

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	1,272,609	323,796	89,729
Investments in affiliated issuers	—	—	(6,703)
Futures contracts	—	—	(331,412)
Foreign currency transactions	—	—	10
	1,272,609	323,796	(248,376)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	36,083,453	4,762,328	(21,158,506)
Investments in affiliated issuers	—	—	4,864
Futures contracts	—	—	(369,266)
Translation of assets and liabilities in foreign currencies	—	—	(99)
	36,083,453	4,762,328	(21,523,007)
Net realized and unrealized gain (loss)	37,356,062	5,086,124	(21,771,383)

Increase (decrease) in net assets from operations	$57,360,422	$8,395,269	($19,483,901)

28

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	500 Index Trust		500 Index Trust B		Core Balanced Trust
Increase (decrease) in net assets	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09	Period ended 6/30/10 (Unaudited)	Period ended 12/31/09 [1]
From operations
Net investment income (loss)	$40,640,146	$84,449,353	$6,836,411	$14,927,241	($122,156)	$554,805
Net realized gain (loss)	8,562,472	9,900,581	3,062,189	(13,509,840)	649,525	602,639
Change in net unrealized appreciation (depreciation)	(429,784,932)	1,052,597,467	(61,366,086)	167,530,215	(5,107,104)	3,071,502
Increase (decrease) in net assets resulting from operations	(380,582,314)	1,146,947,401	(51,467,486)	168,947,616	(4,579,735)	4,228,946
Distributions to shareholders
From net investment income
Series I	—	(14,818,077)	—	—	—	(60,831)
Series II	—	(738,481)	—	—	—	(494,316)
Series NAV	—	(67,895,057)	—	(15,771,063)	—	—
From net realized gain
Series I	—	—	—	—	—	(21,889)
Series II	—	—	—	—	—	(211,331)
Series NAV	—	—	—	—	—	—
Total distributions	—	(83,451,615)	—	(15,771,063)	—	(788,367)
From Portfolio share transactions (Note 6)	82,077,537	364,076,442	(38,778,551)	(34,567,528)	42,651,015	50,727,736
Total increase (decrease)	(298,504,777)	1,427,572,228	(90,246,037)	118,609,025	38,071,280	54,168,315

Net assets
Beginning of period	5,482,356,873	4,054,784,645	816,217,320	697,608,295	54,168,315	—
End of period	$5,183,852,096	$5,482,356,873	$725,971,283	$816,217,320	$92,239,595	$54,168,315

Undistributed net investment income (loss)	$57,598,081	$16,957,935	$9,724,013	$2,887,602	($117,316)	$4,840

	Core Balanced Strategy Trust		Core Strategy Trust		International Equity Index Trust A
Increase (decrease) in net assets	Period ended 6/30/10 (Unaudited)	Period ended 12/31/09 [2]	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09	Period ended 6/30/10 (Unaudited) [3]	Year ended 12/31/09 [4]
From operations
Net investment income (loss)	($674)	$50,595	($814,462)	$8,149,588	$3,758,177	$20,940,284
Net realized gain (loss)	11,408	4,331	(115,452)	(44,414,081)	1,787,880	205,448,510
Change in net unrealized appreciation (depreciation)	(58,897)	(15,860)	(23,475,500)	140,383,195	(47,526,537)	150,958,511
Increase (decrease) in net assets resulting from operations	(48,163)	39,066	(24,405,414)	104,118,702	(41,980,480)	377,347,305
Distributions to shareholders
From net investment income
Series I	—	—	—	(2,665)	—	(25,188,023)
Series II	—	—	—	(8,003,093)	—	(2,287,423)
Series NAV	—	(50,599)	—	(144,853)	—	(854,253)
From net realized gain
Series I	—	—	—	(1,493)	—	—
Series II	—	—	—	(3,624,138)	—	—
Series NAV	—	—	—	(24,094)	—	—
Total distributions	—	(50,599)	—	(11,800,336)	—	(28,329,699)
From Portfolio share transactions (Note 6)	660,717	2,777,987	24,013,230	151,100,311	94,680,818	(335,838,037)
Total increase (decrease)	612,554	2,766,454	(392,184)	243,418,677	52,700,338	13,179,569

Net assets
Beginning of period	2,766,454	—	597,804,037	354,385,360	238,452,401	225,272,832
End of period	$3,379,008	$2,766,454	$597,411,853	$597,804,037	$291,152,739	$238,452,401

Undistributed net investment income (loss)	($672)	$2	($782,092)	$32,370	$5,086,206	$1,328,029

1	Period from 5-1-09 (inception date) to 12-31-09.
2	Period from 7-24-09 (inception date) to 12-31-09.
3	The inception date for Series NAV shares is 5-3-10.
4	Series NAV shares were terminated on 7-30-09.

29

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	International Equity Index Trust B		International Index Trust		Mid Cap Index Trust
Increase (decrease) in net assets	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09	Period ended 6/30/10 (Unaudited)	Period ended 12/31/09 [1]	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09
From operations
Net investment income	$5,006,974	$9,421,697	$32,039,439	$15,150,434	$5,142,134	$10,688,228
Net realized gain (loss)	(2,567,421)	(18,645,024)	(8,639,123)	22,687,067	16,115,753	(2,809,268)
Change in net unrealized appreciation (depreciation)	(41,428,021)	138,196,958	(294,067,670)	311,580,306	(37,339,525)	286,550,216
Increase (decrease) in net assets resulting from operations	(38,988,468)	128,973,631	(270,667,354)	349,417,807	(16,081,638)	294,429,176
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(2,843,562)
Series II	—	—	—	—	—	(599,047)
Series NAV	—	(11,748,653)	—	(9,791,168)	—	(5,992,780)
From net realized gain
Series I	—	—	—	—	—	(4,006,128)
Series II	—	—	—	—	—	(1,101,147)
Series NAV	—	(8,159,295)	—	—	—	(8,063,711)
Total distributions	—	(19,907,948)	—	(9,791,168)	—	(22,606,375)
From Portfolio share transactions (Note 6)	(14,856,024)	(66,216,953)	225,616,297	1,516,715,776	(26,721,611)	89,160,184
Total increase (decrease)	(53,844,492)	42,848,730	(45,051,057)	1,856,342,415	(42,803,249)	360,982,985

Net assets
Beginning of period	347,277,224	304,428,494	1,856,342,415	—	1,058,176,830	697,193,845
End of period	$293,432,732	$347,277,224	$1,811,291,358	$1,856,342,415	$1,015,373,581	$1,058,176,830

Undistributed net investment income	$5,647,562	$640,588	$36,686,964	$4,647,525	$8,236,181	$3,094,047

	Small Cap Index Trust		Total Bond Market Trust A
Increase (decrease) in net assets	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09
From operations
Net investment income	$3,166,340	$5,913,926	$20,004,360	$33,435,023
Net realized gain (loss)	19,955,266	(28,581,567)	1,272,609	1,078,008
Change in net unrealized appreciation (depreciation)	(35,145,759)	231,127,833	36,083,453	9,111,496
Increase (decrease) in net assets resulting from operations	(12,024,153)	208,460,192	57,360,422	43,624,527
Distributions to shareholders
From net investment income
Series I	—	(1,196,587)	—	(1,638,090)
Series II	—	(355,017)	—	(28,202)
Series NAV	—	(3,537,311)	—	(27,860,517)
From net realized gain
Series I	—	(4,387,747)	—	(487,937)
Series II	—	(1,827,022)	—	(12,200)
Series NAV	—	(12,252,752)	—	(8,526,668)
Total distributions	—	(23,556,436)	—	(38,553,614)
From Portfolio share transactions (Note 6)	(17,387,039)	216,249,752	102,119,812	396,684,709
Total increase (decrease)	(29,411,192)	401,153,508	159,480,234	401,755,622

Net assets
Beginning of period	688,229,580	287,076,072	1,091,485,572	689,729,950
End of period	$658,818,388	$688,229,580	$1,250,965,806	$1,091,485,572

Undistributed net investment income	$4,600,291	$1,433,951	$27,025,242	$7,020,882

1	Period from 5-1-09 (inception date) to 12-31-09.

30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Total Bond Market Trust B		Total Stock Market Index Trust
Increase (decrease) in net assets	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09	Period ended 6/30/10 (Unaudited)	Year ended 12/31/09
From operations
Net investment income	$3,309,145	$7,327,278	$2,287,482	$5,091,712
Net realized gain (loss)	323,796	(336,730)	(248,376)	24,108
Change in net unrealized appreciation (depreciation)	4,762,328	2,476,934	(21,523,007)	76,484,894
Increase (decrease) in net assets resulting from operations	8,395,269	9,467,482	(19,483,901)	81,600,714
Distributions to shareholders
From net investment income
Series I	—	—	—	(3,243,069)
Series II	—	—	—	(602,089)
Series NAV	—	(7,915,810)	—	(1,056,466)
Total distributions	—	(7,915,810)	—	(4,901,624)
From Portfolio share transactions (Note 6)	(1,492,416)	(5,516,768)	(13,354,793)	(15,316,524)
Total increase (decrease)	6,902,853	(3,965,096)	(32,838,694)	61,382,566

Net assets
Beginning of period	157,581,909	161,547,005	354,878,021	293,495,455
End of period	$164,484,762	$157,581,909	$322,039,327	$354,878,021

Undistributed net investment income	$4,553,122	$1,243,977	$3,686,774	$1,399,292

31

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index Trust
SERIES I
06-30-2010[1]	9.74	0.07	[2]	(0.74)	(0.67)	—	—	—	—	9.07	(6.88)[3,4,5]		0.53	[6,7]	0.53	[6]	1.42	[6]	908		1
12-31-2009	7.87	0.15	[2]	1.87	2.02	(0.15)	—	—	(0.15)	9.74	25.74	[3,4]	0.54	[7]	0.54		1.84		986		3	[8]
12-31-2008	12.64	0.19	[2]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87	(37.21)[3,4]		0.54	[7]	0.54		1.78		795		4
12-31-2007	12.33	0.18	[2]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[3,4]	0.54	[7]	0.54		1.44		1,317		5
12-31-2006	10.80	0.16	[2]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[3,4]	0.54	[7]	0.54		1.44		1,323		15
12-31-2005	10.52	0.14	[2]	0.30	0.44	(0.16)	—	—	(0.16)	10.80	4.29	[3]	0.56		0.56		1.31		1,097		11
SERIES II
06-30-2010[1]	9.71	0.06	[2]	(0.73)	(0.67)	—	—	—	—	9.04	(6.90)[3,4,5]		0.73	[6,7]	0.73	[6]	1.22	[6]	50		1
12-31-2009	7.84	0.14	[2]	1.86	2.00	(0.13)	—	—	(0.13)	9.71	25.59	[3,4]	0.74	[7]	0.74		1.64		56		3	[8]
12-31-2008	12.59	0.17	[2]	(4.87)	(4.70)	(0.05)	—	—	(0.05)	7.84	(37.40)[3,4]		0.74	[7]	0.74		1.57		49		4
12-31-2007	12.26	0.16	[2]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[3,4]	0.74	[7]	0.74		1.24		95		5
12-31-2006	10.74	0.14	[2]	1.47	1.61	(0.09)	—	—	(0.09)	12.26	15.06	[3,4]	0.74	[7]	0.74		1.23		114		15
12-31-2005	10.46	0.11	[2]	0.31	0.42	(0.14)	—	—	(0.14)	10.74	4.12	[3]	0.76		0.76		1.11		129		11
SERIES NAV
06-30-2010[1]	9.60	0.07	[2]	(0.72)	(0.65)	—	—	—	—	8.95	(6.77)[3,4,5]		0.48	[6,7]	0.48	[6]	1.47	[6]	4,226		1
12-31-2009	7.75	0.15	[2]	1.85	2.00	(0.15)	—	—	(0.15)	9.60	25.94	[3,4]	0.49	[7]	0.49		1.88		4,440		3	[8]
12-31-2008	12.47	0.20	[2]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[3,4]		0.49	[7]	0.49		2.22		3,210		4
12-31-2007	12.16	0.19	[2]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[3,4]	0.49	[7]	0.49		1.53		370		5
12-31-2006	10.80	0.15	[2]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[3,4]	0.52	[7]	0.51		1.35		38		15
12-31-2005[9]	10.28	0.03	[2]	0.49	0.52	—	—	—	—	10.80	5.06	[5]	0.52	[6]	0.52	[6]	1.80	[6]	256		11
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. The inception date for Series NAV shares is 10-31-05.

500 Index Trust B
SERIES NAV
06-30-2010[1]	13.91	0.12	[2]	(1.05)	(0.93)	—	—	—	—	12.98	(6.69)[3,4,5]		0.49	[6,7]	0.25	[7]	1.70	[7]	726		3
12-31-2009	11.24	0.25	[2]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	[3,4]	0.49	[6]	0.25		2.15		816		8	[8]
12-31-2008	18.51	0.32	[2]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)[3,4]		0.50	[6]	0.25		2.05		698		7
12-31-2007	18.13	0.32	[2]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[3,4]	0.49	[6]	0.25		1.72		1,215		13
12-31-2006	15.87	0.29	[2]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[3,4,9]	0.49	[6]	0.25		1.72		1,160		6
12-31-2005[10]	15.42	0.25	[2]	0.46	0.71	(0.07)	(0.19)	—	(0.26)	15.87	4.65	[3,4]	0.43	[6]	0.24		1.65		1,110		13	[11]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index Trust B. 11. Excludes merger activity.

Core Balanced Trust
SERIES I
06-30-2010[1]	14.93	(0.01)[2,3]		(0.53)	(0.54)	—	—	—	—	14.39	(3.62)[4,5,6]		0.19	[7,8]	0.14	[7,8]	(0.14)[7]		10		7
12-31-2009[9]	12.50	0.39	[2,3]	2.29	2.68	(0.18)	(0.07)	—	(0.25)	14.93	21.41	[4,5,6]	0.36	[7,8]	0.12	[7,8]	4.02	[7]	5		4
SERIES II
06-30-2010[1]	14.94	(0.03)[2,3]		(0.52)	(0.55)	—	—	—	—	14.39	(3.68)[4,5,6]		0.39	[7,8]	0.34	[7,8]	(0.34)[7]		82		7
12-31-2009[9]	12.50	0.28	[2,3]	2.38	2.66	(0.15)	(0.07)	—	(0.22)	14.94	21.26	[4,5,6]	0.56	[7,8]	0.32	[7,8]	2.95	[7]	49		4
SERIES NAV
06-30-2010[1,10]	15.88	—	[2,3,11]	(1.49)	(1.49)	—	—	—	—	14.39	(9.38)[4,5,6]		0.15	[7,8]	0.12	[7,8]	(0.12)[7]		—	[12]	7
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Assumes dividend reinvestment (if applicable). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.48%–1.00% and 0.49%–1.01%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-2010 and 12-31-2009, respectively. 9. The inception date for Series I and Series II shares is 5-1-09. 10. The inception date for Series NAV shares is 4-30-10. 11. Less than ($0.005) per share. 12. Less than $500,000.

32

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Balanced Strategy Trust
SERIES NAV
06-30-2010[1]	13.58	—	[2,3,4]	(0.16)	(0.16)	—	—	—	—	13.42		(1.18)[5,6,7]		1.65	[8,9]	0.04	[8,9]	(0.04)[8]		3		11
12-31-2009[10]	12.50	0.70	[2,3]	0.63	1.33	(0.25)	—	—	(0.25)	13.58		10.65	[5,6,7]	8.95	[8,9]	0.04	[8,9]	11.59	[8]	3		14
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. 4. Less than ($0.005) per share. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 048%–0.50% and 0.49%–1.01% for the period ended 6-30-2010 and the year ended 12-31-2009, respectively. 10. The inception date of Series NAV shares is 7-24-09.

Core Strategy Trust
SERIES I
06-30-2010[1]	11.51	—	[2,3,4]	(0.42)	(0.42)	—	—	—	—	11.09		(3.65)[5,6,7]		0.13	[8]	0.07	[8,9]	(0.07)[3,8]		—	[10]	3
12-31-2009	9.67	0.18	[2,3]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51		21.87	[5,6]	0.13		0.07	[9]	1.80	[3]	—	[10]	22
12-31-2008[11]	13.09	0.14	[2,3]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67		(24.84)[5,6,7]		0.15	[8]	0.07	[9]	1.79	[3,8]	—	[10]	5	[7]
SERIES II
06-30-2010[1]	11.55	(0.02)[2,3]		(0.42)	(0.44)	—	—	—	—	11.11		(3.81)[5,6,7]		0.33	[8]	0.27	[8,9]	(0.27)[3,8]		585		3
12-31-2009	9.70	0.18	[2,3]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55		21.65	[5,6]	0.33		0.27	[9]	1.72	[3]	588		22
12-31-2008	13.39	0.15	[2,3]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70		(26.47)[5,6]		0.35		0.27	[9]	1.31	[3]	354		5
12-31-2007	13.37	0.45	[2,3]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39		6.55	[5,6]	0.33		0.27	[9]	3.23	[3]	337		2
12-31-2006[12]	12.50	0.28	[2,3]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37		9.50	[5,6,7]	0.39	[8,13]	0.27	[8,9,13]	2.41	[3,8]	109		3	[7]
SERIES NAV
06-30-2010[1]	11.51	—	[2,3,4]	(0.42)	(0.42)	—	—	—	—	11.09		(3.65)[5,6,7]		0.08	[8]	0.02	[8,9]	(0.02)[3,8]		12		3
12-31-2009	9.67	0.43	[2,3]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51		21.93	[5,6]	0.08		0.02	[9]	3.97	[3]	9		22
12-31-2008[11]	13.09	0.27	[2,3]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67		(24.82)[5,6,7]		0.10	[8]	0.02	[8,9]	3.85	[3,8]	—	[10]	5	[7]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. 4. Less than ($0.005) per share. 5. Assumes dividend reinvestment (if applicable). 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–0.50%, 0.49%–0.51%, 0.49%–0.57% and 0.49%–0.55%, for the periods ended 6-30-2010, 12-31-2009, 12-31-2008 and 12-31-2007, respectively. 10. Less than $500,000. 11. The inception date for Series I and Series NAV shares is 4-28-08. 12. The inception date for Series II shares is 2-10-06. 13. Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

International Equity Index Trust A
SERIES I
06-30-2010[1]	14.55	0.20	[2]	(1.94)	(1.74)	—	—	—	—	12.81		(11.96)[3,4,5]		0.63	[6,7]	0.63	[7]	2.84	[7]	247		8
12-31-2009	11.94	0.31	[2]	4.16	4.47	(1.86)	—	—	(1.86)	14.55		37.86	[3,5]	0.62	[6]	0.62		2.30		220		223	[8,9]
12-31-2008	22.38	0.53	[2]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[3,5]		0.62	[6]	0.62		2.93		159		9
12-31-2007	21.18	0.51	[2]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[10]	15.37	[3,5,10]	0.61	[6]	0.60		2.23		300		14
12-31-2006	17.09	0.42	[2]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[3,5]	0.60	[6]	0.60		2.24		239		9
12-31-2005[11,12]	14.42	0.19	[2]	2.48	2.67	—	—	—	—	17.09		18.52	[4,5]	0.79	[6,7]	0.64	[7]	1.78	[7]	121		7
04-29-2005[12,13]	16.33	0.14	[2]	(0.46)	(0.32)	(0.15)	(1.44)	—	(1.59)	14.42		(1.97)[4]		0.64	[6,7]	0.64	[7]	2.71	[7]	90		9
SERIES II
06-30-2010[1]	14.55	0.20	[2]	(1.94)	(1.74)	—	—	—	—	12.81		(11.96)[3,4,5]		0.83	[6,7]	0.83	[7]	2.94	[7]	36		8
12-31-2009	11.95	0.28	[2]	4.15	4.43	(1.83)	—	—	(1.83)	14.55		37.48	[3]	0.82	[6]	0.82		2.08		18		223	[8,9]
12-31-2008	22.36	0.50	[2]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[3,5]		0.82	[6]	0.82		2.74		15		9
12-31-2007	21.14	0.46	[2]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[10]	15.11	[3,5,10]	0.81	[6]	0.80		2.04		35		14
12-31-2006	17.06	0.40	[2]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[3,5]	0.80	[6]	0.80		2.11		44		9
12-31-2005[11,12]	14.41	0.17	[2]	2.48	2.65	—	—	—	—	17.06		18.39	[4,5]	0.98	[6,7]	0.84	[7]	1.59	[7]	34		7
04-29-2005[12,13]	16.31	0.13	[2]	(0.46)	(0.33)	(0.13)	(1.44)	—	(1.57)	14.41		(2.03)[4]		0.84	[6,7]	0.84	[7]	2.46	[7]	27		9
SERIES NAV
06-30-2010[1,14]	14.57	0.09	[2]	(1.84)	(1.75)	—	—	—	—	12.82		(12.01)[3,4,5]		0.57	[6,7]	0.57	[7]	4.20	[7]	8		8
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Includes the impact of Redemption in kind transactions which amounted to 21% of the Portfolio Turnover. 9. The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and the total return by less than 0.01% for Series I and Series II. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38 and $22.36 and 15.37% and 15.11% for Series I and Series II, respectively. 11. Period from 4-30-05 to 12-31-05. 12. Period from 1-1-05 to 4-29-05. 13. Effective after the close of business on 4-29-05, International Equity Index, formerly a series of John Hancock Variable Series Trust, reorganized into a separate portfolio of John Hancock Trust: International Equity Index A. 14. The inception date for Series NAV shares is 5-3-10.

33

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust B
SERIES NAV
06-30-2010[1]	14.65	0.22	[2]	(1.92)	(1.70)	—	—	—	—	12.95		(11.60)[3,4,5]		0.56	[6,7]	0.33	[7]	3.08	[7]	293	2
12-31-2009	11.16	0.35	[2]	3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65		38.80	[3,4,8]	0.58	[6]	0.34		2.85		347	33	[8,9]
12-31-2008	21.05	0.54	[2]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16		(44.36)[3,4]		0.58	[6]	0.34		3.18		304	12
12-31-2007	21.28	0.54	[2]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05		15.76	[3,4]	0.57	[6]	0.34		2.51		550	9
12-31-2006	16.99	0.47	[2]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28		27.41	[3,4,10]	0.57	[6]	0.34		2.48		425	20
12-31-2005[11]	16.25	0.33	[2]	2.05	2.38	(0.20)	(1.44)	—	(1.64)	16.99		16.56	[3,4]	0.61	[6]	0.34		2.56		418	9
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover. 9. The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%. 11. The financial highlights for the year ended 12-31-2005 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05.

International Index Trust
SERIES NAV
06-30-2010[1]	16.72	0.27	[3]	(2.59)	(2.32)	—	—	—	—	14.40		(13.88)[4,5]		0.50	[6,7]	0.50	[6]	3.43	[6]	1,811	8
12-31-2009[2]	12.50	0.17	[3]	4.14	4.31	(0.09)	—	—	(0.09)	16.72		34.48	[4,5]	0.51	[6]	0.51	[6]	1.56	[6]	1,856	30
1. Unaudited. 2. The inception date for Series NAV shares is 5-1-09. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown.

Mid Cap Index Trust
SERIES I
06-30-2010[1]	14.22	0.07	[2]	(0.31)	(0.24)	—	—	—	—	13.98		(1.69)[3,4,5]		0.54	[6,7]	0.54	[6]	0.93	[6]	322	6
12-31-2009	10.67	0.14	[2]	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22		36.76	[3,4]	0.55	[7]	0.55		1.22		325	15	[8,9]
12-31-2008	17.42	0.16	[2]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67		(36.45)[3,4]		0.55	[7]	0.55		1.10		240	41
12-31-2007	18.84	0.20	[2,10]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[11]	7.57	[3,4,11]	0.55	[7]	0.54		0.99	[9]	397	29
12-31-2006	18.05	0.20	[2]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[3,4]	0.57	[7]	0.57		1.09		377	15	[8]
12-31-2005	16.78	0.16	[2]	1.77	1.93	(0.09)	(0.57)	—	(0.66)	18.05		12.02	[3]	0.57		0.57		0.95		220	19
SERIES II
06-30-2010[1]	14.18	0.05	[2]	(0.29)	(0.24)	—	—	—	—	13.94		(1.69)[3,4,5]		0.74	[6,7]	0.74	[6]	0.73	[6]	82	6
12-31-2009	10.65	0.12	[2]	3.69	3.81	(0.10)	(0.18)	—	(0.28)	14.18		36.38	[3,4]	0.75	[7]	0.75		1.03		85	15	[8,9]
12-31-2008	17.36	0.14	[2]	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65		(36.56)[3,4]		0.75	[7]	0.75		0.91		68	41
12-31-2007	18.75	0.15	[2,10]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[11]	7.39	[3,4,11]	0.75	[7]	0.74		0.73	[9]	103	29
12-31-2006	17.98	0.16	[2]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[3,4]	0.77	[7]	0.77		0.86		81	15	[8]
12-31-2005	16.72	0.13	[2]	1.76	1.89	(0.06)	(0.57)	—	(0.63)	17.98		11.79	[3]	0.77		0.77		0.74		63	19
SERIES NAV
06-30-2010[1]	14.21	0.07	[2]	(0.30)	(0.23)	—	—	—	—	13.98		(1.62)[3,4,5]		0.49	[6,7]	0.49	[6]	0.98	[6]	612	6
12-31-2009	10.67	0.15	[2]	3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21		36.73	[3,4]	0.50	[7]	0.50		1.28		649	15	[8,9]
12-31-2008	17.42	0.18	[2]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[3,4]		0.50	[7]	0.50		1.23		389	41
12-31-2007	18.85	0.22	[2,10]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[11]	7.61	[3,4,11]	0.50	[7]	0.49		1.08	[9]	430	29
12-31-2006	18.06	0.22	[2]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[3,4]	0.52	[7]	0.52		1.21		603	15	[8]
12-31-2005[12]	15.40	0.12	[2]	2.54	2.66	—	—	—	—	18.06		17.27	[5]	0.54	[6]	0.54	[6]	1.01	[6]	74	19
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Excludes merger activity. 9. The portfolio turnover rate for the year ended 12-31-09, has been revised from what previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 10. Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio, which amounted to $0.04, $0.04 and $0.05 for Series I, Series II and Series NAV, respectively. The percentage of average net assets was 0.21%, 0.16% and 0.25% for Series I, Series II and Series NAV, respectively. 11. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively. 12. The inception date for Series NAV shares is 4-29-05.

34

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
SERIES I
06-30-2010[1]	11.14	0.05	[2]	(0.28)	(0.23)	—	—	—	—	10.91	(2.06)[3,4,5]		0.55	[6,7]	0.55	[6]	0.88	[6]	169	13
12-31-2009	9.16	0.11	[2]	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14	26.65	[3,4]	0.56	[7]	0.56		1.19		165	32	[8]
12-31-2008	14.19	0.16	[2]	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16	(33.71)[3,4]		0.58	[7]	0.58		1.33		135	41
12-31-2007	16.97	0.18	[2]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19	(2.16)[3,4]		0.56	[7]	0.56		1.07		209	15
12-31-2006	14.89	0.16	[2]	2.43	2.59	(0.08)	(0.43)	—	(0.51)	16.97	17.61	[3,4,9]	0.57	[7]	0.57		1.00		239	27
12-31-2005	14.97	0.11	[2]	0.41	0.52	(0.08)	(0.52)	—	(0.60)	14.89	3.89	[3]	0.57		0.57		0.76		189	29
SERIES II
06-30-2010[1]	11.11	0.04	[2]	(0.28)	(0.24)	—	—	—	—	10.87	(2.16)[3,4,5]		0.75	[6,7]	0.75	[6]	0.68	[6]	62	13
12-31-2009	9.14	0.09	[2]	2.23	2.32	(0.06)	(0.29)	—	(0.35)	11.11	26.34	[3,4]	0.76	[7]	0.76		0.99		67	32	[8]
12-31-2008	14.14	0.13	[2]	(4.87)	(4.74)	(0.14)	(0.12)	—	(0.26)	9.14	(33.83)[3,4]		0.78	[7]	0.78		1.11		59	41
12-31-2007	16.89	0.15	[2]	(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14	(2.35)[3,4]		0.76	[7]	0.76		0.95		108	15
12-31-2006	14.83	0.12	[2]	2.42	2.54	(0.05)	(0.43)	—	(0.48)	16.89	17.35	[3,4,9]	0.77	[7]	0.77		0.78		51	27
12-31-2005	14.91	0.08	[2]	0.41	0.49	(0.05)	(0.52)	—	(0.57)	14.83	3.70	[3]	0.77		0.77		0.55		52	29
SERIES NAV
06-30-2010[1]	11.14	0.05	[2]	(0.27)	(0.22)	—	—	—	—	10.92	(1.97)[3,4,5]		0.50	[6,7]	0.50	[6]	0.93	[6]	428	13
12-31-2009	9.16	0.12	[2]	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14	26.71	[3,4]	0.51	[7]	0.51		1.23		456	32	[8]
12-31-2008	14.20	0.17	[2]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16	(33.70)[3,4]		0.53	[7]	0.53		1.44		93	41
12-31-2007	16.98	0.17	[2]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20	(2.07)[3,4]		0.51	[7]	0.51		1.03		84	15
12-31-2006	14.90	0.17	[2]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98	17.64	[3,4,9]	0.52	[7]	0.52		1.07		179	27
12-31-2005[10]	12.77	0.09	[2]	2.04	2.13	—	—	—	—	14.90	16.68	[5]	0.53	[6]	0.53	[6]	0.92	[6]	93	29
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. The portfolio turnover rate for the year ended 12-31-09, has been revised from what previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. The inception date for Series NAV shares is 4-29-05.

Total Bond Market Trust A
SERIES I
06-30-2010[1]	13.44	0.23	[2]	0.43	0.66	—	—	—	—	14.10	4.91	[3,4,5]	0.54	[6,7]	0.54	[7]	3.40	[7]	70	12
12-31-2009	13.36	0.48	[2]	0.11	0.59	(0.37)	(0.14)	—	(0.51)	13.44	4.43	[3,4]	0.55	[6]	0.55		3.58		61	39	[8]
12-31-2008	12.85	0.57	[2]	0.18	0.75	(0.21)	(0.03)	—	(0.24)	13.36	5.82	[3,4]	0.57	[6]	0.57		4.37		37	139
12-31-2007[9]	12.55	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[3,4]	0.57	[6]	0.56		4.72		64	91
12-31-2006[10]	12.50	0.48	[2]	(0.02)[11]	0.46	(0.41)	—	—	(0.41)	12.55	3.65	[3,4,5]	0.60	[6,7]	0.59	[7]	4.28	[7]	53	66	[5]
SERIES II
06-30-2010[1]	13.47	0.22	[2]	0.43	0.65	—	—	—	—	14.12	4.83	[3,4,5]	0.74	[6,7]	0.74	[7]	3.20	[7]	3	12
12-31-2009	13.39	0.46	[2]	0.10	0.56	(0.34)	(0.14)	—	(0.48)	13.47	4.21	[3,4]	0.75	[6]	0.75		3.39		1	39	[8]
12-31-2008	12.89	0.53	[2]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[3,4]	0.77	[6]	0.77		4.04		1	139
12-31-2007[9,10]	12.79	0.37	[2]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[3,4,5]	0.76	[6,7]	0.76	[7]	4.34	[7]	1	91	[5]
SERIES NAV
06-30-2010[1]	13.46	0.23	[2]	0.44	0.67	—	—	—	—	14.13	4.98	[3,4,5]	0.49	[6,7]	0.49	[7]	3.45	[7]	1,178	12
12-31-2009	13.38	0.49	[2]	0.11	0.60	(0.38)	(0.14)	—	(0.52)	13.46	4.47	[3,4]	0.50	[6]	0.50		3.63		1,029	39	[8]
12-31-2008	12.87	0.53	[2]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[3,4]	0.52	[6]	0.52		4.04		651	139
12-31-2007[9]	12.57	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[3,4]	0.52	[6]	0.51		4.76		102	91
12-31-2006[10]	12.50	0.52	[2]	(0.04)[11]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[3,4,5]	0.55	[6,7]	0.54	[7]	4.56	[7]	33	66	[5]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. Prior to 11-9-07, the Portfolio was named Bond Index Trust A. 10. The inception date for Series I, Series II and Series NAV is 2-10-06, 5-3-07 and 2-10-06, respectively. 11. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

Total Bond Market Trust B
SERIES NAV
06-30-2010[1]	9.97	0.21	[2]	0.31	0.52	—	—	—	—	10.49	5.22	[3,4,5]	0.52	[6,7]	0.25	[7]	4.10	[5]	164	13
12-31-2009	9.87	0.47	[2]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	[3,4]	0.52	[6]	0.25		4.64		158	29
12-31-2008	9.83	0.50	[2]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	[3,4]	0.54	[6]	0.26		5.07		162	68
12-31-2007	10.17	0.51	[2]	0.18	0.69	(1.03)	—	—	(1.03)	9.83	7.13	[3,4]	0.53	[6]	0.25		5.13		169	38
12-31-2006	10.13	0.50	[2]	(0.11)	0.39	(0.35)	—	—	(0.35)	10.17	4.07	[3,4]	0.53	[6]	0.25		5.01		162	53
12-31-2005[8]	10.05	0.46	[2]	(0.22)	0.24	(0.16)	—	—	(0.16)	10.13	2.39	[3,4]	0.42	[6]	0.25		4.55		182	18
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.

35

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
SERIES I
06-30-2010[1]	10.12	0.07	[2]	(0.65)	(0.58)	—	—	—	—	9.54	(5.73)[3,4,5]		0.57	[6,7]	0.57	[6]	1.30	[6]	216	4
12-31-2009	7.97	0.14	[2]	2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87	[3,4]	0.57	[7]	0.57		1.66		233	9	[8]
12-31-2008	12.98	0.17	[2]	(4.99)	(4.82)	(0.17)	(0.02)	—	(0.19)	7.97	(37.20)[3,4]		0.58	[7]	0.58		1.59		182	5
12-31-2007	13.13	0.18	[2]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[3,4]	0.57	[7]	0.56		1.33		263	11
12-31-2006	11.56	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.13	15.29	[3,4,9]	0.57	[7]	0.57		1.30		238	2
12-31-2005	11.06	0.13	[2]	0.49	0.62	(0.12)	—	—	(0.12)	11.56	5.69	[3]	0.57		0.57		1.20		200	21
SERIES II
06-30-2010[1]	10.10	0.06	[2]	(0.66)	(0.60)	—	—	—	—	9.50	(5.94)[3,4,5]		0.77	[6,7]	0.77	[6]	1.10	[6]	44	4
12-31-2009	7.96	0.13	[2]	2.13	2.26	(0.12)	—	—	(0.12)	10.10	28.52	[3,4]	0.77	[7]	0.77		1.47		50	9	[8]
12-31-2008	12.94	0.14	[2]	(4.95)	(4.81)	(0.15)	(0.02)	—	(0.17)	7.96	(37.29)[3,4]		0.78	[7]	0.78		1.36		44	5
12-31-2007	13.07	0.16	[2]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[3,4]	0.77	[7]	0.76		1.15		86	11
12-31-2006	11.51	0.13	[2]	1.59	1.72	(0.10)	(0.06)	—	(0.16)	13.07	15.09	[3,4,9]	0.77	[7]	0.77		1.09		37	2
12-31-2005	11.02	0.11	[2]	0.48	0.59	(0.10)	—	—	(0.10)	11.51	5.41	[3]	0.77		0.77		0.99		38	21
SERIES NAV
06-30-2010[1]	10.12	0.07	[2]	(0.66)	(0.59)	—	—	—	—	9.53	(5.83)[3,4,5]		0.52	[6,7]	0.52	[6]	1.35	[6]	62	4
12-31-2009	7.97	0.15	[2]	2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93	[3,4]	0.52	[7]	0.52		1.72		72	9	[8]
12-31-2008	12.98	0.17	[2]	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)[3,4]		0.53	[7]	0.53		1.61		68	5
12-31-2007	13.14	0.19	[2]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[3,4]	0.52	[7]	0.51		1.37		137	11
12-31-2006	11.57	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[3,4,9]	0.52	[7]	0.52		1.34		160	2
12-31-2005[10]	10.41	0.10	[2]	1.06	1.16	—	—	—	—	11.57	11.14	[5]	0.52	[6]	0.52	[6]	1.30	[6]	170	21
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Assumes dividend reinvestment (if applicable). 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. The inception date for Series NAV shares is 4-29-05.

36

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), thirteen of which are presented in this report. Each Portfolio is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust Portfolios operate as “funds of funds,” investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments.

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

Affiliated share ownership  Affiliates of the Trust owned 100% of shares of beneficial interest of Core Strategy Trust Series NAV on June 30, 2010.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2010, by major security category or type.

	Total Market Value at 6-30-10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
500 Index Trust
Common Stocks
Consumer Discretionary	$512,221,373	$512,221,373	—	—
Consumer Staples	584,068,306	584,068,306	—	—
Energy	552,242,210	552,242,210	—	—
Financials	826,340,204	826,340,204	—	—
Health Care	612,272,383	612,272,383	—	—
Industrials	522,674,420	522,674,420	—	—
Information Technology	949,832,239	949,832,239	—	—
Materials	174,104,626	174,104,626	—	—
Telecommunication Services	152,173,321	152,173,321	—	—
Utilities	178,074,844	178,074,844	—	—
Short-Term Investments	409,380,347	312,443,397	$96,936,950	—
Total Investments in Securities	$5,473,384,273	$5,376,447,323	$96,936,950	—
Other Financial Instruments:
Futures	($5,932,782)	($5,932,782)	—	—
Totals	$5,467,451,491	$5,370,514,541	$96,936,950	—

500 Index Trust B
Common Stocks
Consumer Discretionary	$71,912,122	$71,912,122	—	—
Consumer Staples	81,997,874	81,997,874	—	—
Energy	77,532,948	77,532,948	—	—
Financials	115,995,130	115,995,130	—	—
Health Care	85,958,581	85,958,581	—	—
Industrials	73,376,620	73,376,620	—	—
Information Technology	133,342,154	133,342,154	—	—
Materials	24,435,192	24,435,192	—	—
Telecommunication Services	21,365,296	21,365,296	—	—
Utilities	24,991,166	24,991,166	—	—
Short-Term Investments	61,455,976	50,576,055	$10,879,921	—
Total Investments in Securities	$772,363,059	$761,483,138	$10,879,921	—
Other Financial Instruments:
Futures	($744,949)	($744,949)	—	—
Totals	$771,618,110	$760,738,189	$10,879,921	—

37

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust A
Common Stocks
Australia	$15,779,717	—	$15,779,717	—
Austria	725,737	—	725,737	—
Belgium	1,905,528	—	1,905,528	—
Bermuda	132,783	—	132,783	—
Brazil	4,932,929	$4,932,929	—	—
Canada	22,776,711	22,776,711	—	—
Cayman Islands	170,240	—	170,240	—
Chile	1,071,800	1,071,800	—	—
China	8,464,900	—	8,464,900	—
Colombia	567,722	567,722	—	—
Czech Republic	288,453	—	288,453	—
Denmark	1,973,617	—	1,973,617	—
Egypt	269,912	—	269,912	—
Finland	2,072,299	—	2,072,299	—
France	18,118,647	—	18,118,647	—
Germany	14,189,178	—	14,189,178	—
Greece	558,244	—	558,244	—
Hong Kong	9,251,171	65,378	9,185,793	—
Hungary	303,865	—	303,865	—
India	5,785,016	5,075,170	709,846	—
Indonesia	1,676,969	40,391	1,636,578	—
Ireland	1,060,106	32,589	1,027,517	—
Israel	1,715,680	43,891	1,671,789	—
Italy	5,401,714	—	5,401,714	—
Japan	43,942,314	—	43,942,314	—
Korea	106,252	—	106,252	—
Luxembourg	966,296	—	966,296	—
Macau	111,819	—	111,819	—
Malaysia	2,072,745	—	2,072,745	—
Mexico	3,021,976	2,980,816	41,160	—
Netherlands	5,325,594	—	5,325,594	—
New Zealand	230,431	—	230,431	—
Norway	1,308,764	—	1,308,764	—
Peru	429,551	429,551	—	—
Philippines	348,223	—	348,223	—
Poland	806,179	—	806,179	—
Portugal	527,696	—	527,696	—
Russia	4,209,577	3,278,057	931,520	—
Singapore	3,357,294	—	3,357,294	—
South Africa	4,903,158	—	4,903,158	—
South Korea	8,973,833	45,862	8,927,971	—
Spain	6,693,777	—	6,693,777	—
Sweden	5,024,620	—	5,024,620	—
Switzerland	16,098,195	—	16,098,195	—
Taiwan	5,541,692	—	5,541,692	—
Thailand	1,031,303	—	1,031,303	—
Turkey	1,145,441	—	1,145,441	—
Ukraine	14,509	—	14,509	—
United Kingdom	40,722,710	29,040	40,693,670	—
United States	168,802	—	168,802	—
Preferred Stocks
Brazil	5,564,909	5,564,909	—	—
Germany	826,826	—	826,826	—
Malaysia	344	—	344	—
South Korea	249,384	—	249,384	—
Warrants
France	262	262	—	—
Hong Kong	911	911	—	—
Italy	1,782	1,782	—	—
Malaysia	314	314	—	—
Singapore	882	882	—	—
Rights
Hong Kong	8,637	8,637	—	—
Norway	2,458	2,458	—	—
Spain	20,470	20,470	—	—
Short-Term Investments	9,586,322	6,513,564	3,072,758	—
Total Investments in Securities	$292,539,190	$53,484,096	$239,055,094	—

38

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust A (continued)
Other Financial Instruments:
Futures	($339,517)	($339,517)	—	—
Forward Foreign Currency Contracts	$6,809	—	$6,809	—
Totals	$292,206,482	$53,144,579	$239,061,903	—

International Equity Index Trust B
Common Stocks
Australia	$15,582,615	—	$15,582,615	—
Austria	725,983	—	725,983	—
Belgium	1,875,519	—	1,875,519	—
Bermuda	112,345	—	112,345	—
Brazil	4,801,407	$4,801,407	—	—
Canada	22,228,484	22,228,484	—	—
Cayman Islands	174,405	—	174,405	—
Chile	1,155,391	840,958	314,433	—
China	8,350,481	—	8,350,481	—
Colombia	567,823	567,823	—	—
Cyprus	10,893	—	10,893	—
Czech Republic	279,668	—	279,668	—
Denmark	2,056,012	—	2,056,012	—
Egypt	329,306	—	329,306	—
Finland	2,090,305	—	2,090,305	—
France	17,764,882	—	17,764,882	—
Germany	14,559,506	—	14,559,506	—
Greece	509,727	—	509,727	—
Hong Kong	9,505,482	58,272	9,447,210	—
Hungary	273,163	—	273,163	—
India	5,647,840	5,119,373	528,467	—
Indonesia	1,526,157	6,670	1,519,487	—
Ireland	1,028,448	47,028	981,420	—
Israel	1,835,832	123,110	1,712,722	—
Italy	5,374,857	—	5,374,857	—
Japan	44,030,505	—	44,030,505	—
Korea	76,175	—	76,175	—
Luxembourg	995,237	—	995,237	—
Macau	125,113	—	125,113	—
Malaysia	2,174,334	—	2,174,334	—
Mexico	3,043,409	2,981,012	62,397	—
Netherlands	5,322,791	—	5,322,791	—
New Zealand	237,113	—	237,113	—
Norway	1,291,085	—	1,291,085	—
Peru	563,172	563,172	—	—
Philippines	378,998	—	378,998	—
Poland	746,110	—	746,110	—
Portugal	540,173	—	540,173	—
Russia	3,931,458	3,527,839	403,619	—
Singapore	3,398,227	—	3,398,227	—
South Africa	4,805,235	—	4,805,235	—
South Korea	8,720,228	259,033	8,461,195	—
Spain	6,785,695	—	6,785,695	—
Sweden	5,369,401	—	5,369,401	—
Switzerland	16,086,333	—	16,086,333	—
Taiwan	5,989,769	—	5,989,769	—
Thailand	1,162,725	—	1,162,725	—
Turkey	1,146,476	—	1,146,476	—
Ukraine	14,456	—	14,456	—
United Kingdom	40,910,617	93,280	40,817,337	—
United States	181,329	7,007	174,322	—
Preferred Stocks
Brazil	5,687,836	5,687,836	—	—
Germany	774,190	—	774,190	—
Malaysia	565	—	565	—
South Korea	235,701	—	235,701	—
Rights
Hong Kong	7,400	7,400	—	—
Norway	2,889	2,889	—	—
Spain	22,228	22,228	—	—
Warrants
Hong Kong	1,180	1,180	—	—
Italy	956	956	—	—
Malaysia	388	388	—	—

39

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
Singapore	$873	$873	—	—
Short-Term Investments	12,153,578	8,637,913	$3,515,665	—
Total Investments in Securities	$295,280,479	$55,586,131	$239,694,348	—
Other Financial Instruments:
Futures	($322,973)	($322,973)	—	—
Forward Foreign Currency Contracts	($11,958)	—	($11,958)	—
Totals	$294,945,548	$55,263,158	$239,682,390	—

International Index Trust
Common Stocks
Australia	$138,437,001	—	$138,437,001	—
Austria	6,363,741	—	6,363,741	—
Belgium	16,433,181	—	16,433,181	—
Bermuda	993,018	—	993,018	—
China	273,456	—	273,456	—
Denmark	17,414,526	—	17,414,526	—
Finland	17,881,103	—	17,881,103	—
France	162,405,026	—	162,405,026	—
Germany	128,067,197	—	128,067,197	—
Greece	4,820,136	—	4,820,136	—
Hong Kong	43,716,823	—	43,716,823	—
Ireland	8,423,610	$325,676	8,097,934	—
Israel	14,911,842	—	14,911,842	—
Italy	47,435,507	—	47,435,507	—
Japan	399,623,690	—	399,623,690	—
Luxembourg	8,565,045	—	8,565,045	—
Macau	1,085,037	—	1,085,037	—
Mexico	511,849	—	511,849	—
Netherlands	45,758,106	—	45,758,106	—
New Zealand	1,802,136	—	1,802,136	—
Norway	11,393,935	—	11,393,935	—
Philippines	382,070	—	382,070	—
Portugal	4,497,324	—	4,497,324	—
Singapore	28,306,081	—	28,306,081	—
Spain	60,041,368	—	60,041,368	—
Sweden	49,585,990	—	49,585,990	—
Switzerland	138,306,201	—	138,306,201	—
United Kingdom	359,349,198	—	359,349,198	—
United States	2,515,226	—	2,515,226	—
Preferred Stocks				—
Germany	7,259,491	—	7,259,491	—
Investment Companies
United States	59,170,208	59,170,208	—	—
Rights
Italy	95	95	—	—
Norway	21,145	21,145	—	—
Warrants			—	—
France	2,418	2,418	—	—
Hong Kong	6,797	6,797	—	—
Italy	3,663	3,663	—	—
Short-Term Investments	55,285,062	45,836,665	9,448,397	—
Total Investments in securities	$1,841,048,302	$105,366,667	$1,735,681,635	—
Other Financial Instruments:
Futures	($193,271)	($193,271)	—	—
Totals	$1,840,855,031	$105,173,396	$1,735,681,635	—

Mid Cap Index Trust
Common Stocks
Consumer Discretionary	$137,234,632	$137,234,632	—	—
Consumer Staples	37,612,887	37,612,887	—	—
Energy	58,157,544	58,157,544	—	—
Financials	206,800,000	206,800,000	—	—
Health Care	123,876,412	123,876,412	—	—
Industrials	146,438,480	146,438,480	—	—
Information Technology	151,758,512	151,758,512	—	—
Materials	65,891,775	65,891,775	—	—
Telecommunication Services	8,331,040	8,331,040	—	—
Utilities	63,609,349	63,609,349	—	—

40

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-10	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Index Trust (continued)
Warrants
Consumer Discretionary	47	47	—	—
Short-Term Investments	328,012,039	316,362,123	$11,649,916	—
Total Investments in Securities	$1,327,722,717	$1,316,072,801	$11,649,916	—
Other Financial Instruments:
Futures	($969,903)	($969,903)	—	—
Totals	$1,326,752,814	$1,315,102,898	$11,649,916	—

Small Cap Index Trust
Common Stocks
Consumer Discretionary	$89,220,319	$89,220,319	—	—
Consumer Staples	21,140,993	21,140,993	—	—
Energy	34,977,606	34,974,218	$3,388	—
Financials	138,734,209	138,734,209	—	—
Health Care	89,552,143	89,530,592	21,551
Industrials	99,977,586	99,977,586	—	—
Information Technology	116,118,975	116,118,975	—	—
Materials	31,122,901	31,122,901	—	—
Telecommunication Services	6,504,439	6,504,439	—	—
Utilities	20,903,499	20,903,499	—	—
Preferred Stocks
Health Care	1,183	1,183	—	—
Warrants
Consumer Discretionary	13	13	—	—
Short-Term Investments	210,224,567	195,228,879	14,995,688	—
Total Investments in Securities	$858,478,433	$843,457,806	$15,020,627	—
Other Financial Instruments:
Futures	($260,025)	($260,025)	—	—
Totals	$858,218,408	$843,197,781	$15,020,627	—

Total Bond Market Trust A
U.S. Government & Agency Obligations	$896,419,309	—	$896,419,309	—
Foreign Government Obligations	19,919,728	—	19,919,728	—
Corporate Bonds	271,807,451	—	271,807,451	—
Municipal Bonds	5,853,473	—	5,853,473	—
Collateralized Mortgage Obligations	48,636,049	—	48,636,049	—
Asset Backed Securities	2,994,958	—	2,994,958	—
Short-Term Investments	24,352,241	$24,352,241	—	—
Total Investments in Securities	$1,269,983,209	$24,352,241	$1,245,630,968	—

Total Bond Market Trust B
U.S. Government & Agency Obligations	$110,289,134	—	$110,289,134	—
Foreign Government Obligations	3,905,448	—	3,905,448	—
Corporate Bonds	38,041,638	—	38,041,638	—
Municipal Bonds	712,863	—	712,863	—
Collateralized Mortgage Obligations	8,018,917	—	8,018,917	—
Asset Backed Securities	425,364	—	425,364	—
Short-Term Investments	1,637,046	$1,637,046	—	—
Total Investments in Securities	$163,030,410	$1,637,046	$161,393,364	—

Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$35,399,908	$35,399,908	—	—
Consumer Staples	32,108,328	32,108,328	—	—
Energy	33,341,853	33,341,853	—	—
Financials	54,799,311	54,793,041	$6,270	—
Health Care	36,333,610	36,332,180	1,430
Industrials	33,432,902	33,246,998	185,904	—
Information Technology	57,983,424	57,983,424	—	—
Materials	12,332,307	12,332,307	—	—
Telecommunication Services	8,302,933	8,302,933	—	—
Utilities	10,726,131	10,726,131	—	—
Warrants
Consumer Discretionary	3	3	—	—
Rights
Financials	108	108	—	—
Health Care	562	562	—	—
Short-Term Investments	44,243,448	44,243,448	—	—
Total Investments in securities	$359,004,828	$358,811,224	$193,604
Other Financial Instruments:
Futures	($207,415)	($207,415)	—	—
Totals	$358,797,413	$358,603,809	$193,604

41

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of June 30, 2010, all investments of the Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust are categorized as Level 1 under the hierarchy described above.

During the period ended June 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Trust, is valued at its closing net asset value.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Trust’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Trust may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase Agreements  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Portfolio becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. Certain Portfolios may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Real Estate Investment Trusts  From time to time, the Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities Lending  A Portfolio may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest their collateral in JHCIT and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Foreign Currency Translation  Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Portfolios investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of Credit  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six-month period ended June 30, 2010, there were no significant borrowings under the line of credit by the Portfolios.

Expenses  The majority of expenses are directly attributable to an individual Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolios’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses, and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (Rule 12b-1) fees, if any, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal Income Taxes  Each Portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For federal income tax purposes, the Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2009.

	CAPITAL LOSS CARRYFORWARDS EXPIRING AT DECEMBER 31
PORTFOLIO	2010	2011	2013	2014	2015	2016	2017
500 Index Trust	$2,684,380	$1,600	$2,754,508	—	—	$29,490,721	—
500 Index Trust B	—	—	—	—	—	15,421,154	$19,274,117
Core Strategy Trust	—	—	—	—	—	—	37,893,985
International Equity Index Trust B	—	—	—	—	—	—	3,179,151
Mid Cap Index Trust	—	—		—	—	—	13,495,169
Small Cap Index Trust	—	—	—	—	—	—	26,782,070
Total Bond Market Trust A	—	—	—	—	—	—	346,134
Total Bond Market Trust B	—	—	480,078	$1,497,016	$257,971	612,440	886,914
Total Stock Market Index Trust	—	—	—	—	—	2,506,160	6,043,544

As of December 31, 2009, the Portfolios have no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2010, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
500 Index Trust	$5,332,845,307	$591,316,539	($450,777,573)	$140,538,966
500 Index Trust B	903,959,136	82,126,043	(213,722,120)	(131,596,077)
Core Balanced Trust	94,299,132	368,151	(2,403,753)	(2,035,602)
Core Balanced Strategy Trust	3,477,216	42,019	(117,057)	(75,038)
Core Strategy Trust	604,813,837	27,424,915	(34,785,056)	(7,360,141)
International Equity Index Trust A	283,316,853	27,909,215	(18,686,878)	9,222,337
International Equity Index Trust B	311,409,198	37,043,258	(53,171,977)	(16,128,719)
International Index Trust	1,828,125,603	143,676,434	(130,753,735)	12,922,699
Mid Cap Index Trust	1,360,593,894	106,777,655	(139,648,832)	(32,871,177)
Small Cap Index Trust	782,387,868	142,043,524	(65,952,959)	76,090,565
Total Bond Market Trust A	1,207,339,436	64,407,321	(1,763,548)	62,643,773
Total Bond Market Trust B	152,496,975	10,813,031	(279,596)	10,533,435
Total Stock Market Index Trust	382,704,485	45,078,778	(68,778,435)	(23,699,657)

Distribution of Income and Gains  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the Portfolio with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, passive foreign investment companies and redemption in-kind transactions.

3.  DERIVATIVE INSTRUMENTS The Portfolios may invest in derivatives, including futures contract, forward foreign currency contracts, written and purchased options, and swap contracts, in order to meet their investment objectives. The Portfolios may use derivatives to manage against anticipated changes in securities markets, currency or interest rates, maintain diversification and liquidity, hedge or gain exposure to securities or indices, access certain securities markets, enhance potential gains, or manage duration.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Portfolio will succeed in enforcing them.

For more information regarding the Portfolios’ use of derivatives, please refer to the Portfolios’ Prospectuses and Statements of Additional Information.

Futures  A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of a Portfolio’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolios.

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DERIVATIVE INSTRUMENTS, CONTINUED

The following table summarizes the contracts held at June 30, 2010 and the range of futures contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition, the table details how the Portfolios used futures contracts during the six-month period ended June 30, 2010.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
500 Index Trust
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $88.8 million to $128.6 million.

500 Index Trust	S&P 500 Index Futures	451	Long	Sep 2010	$115,749,150	($5,932,782)
					$115,749,150	($5,932,782)

500 Index Trust B
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $14.6 million to $17.5 million.

500 Index Trust B	S&P 500 Index Futures	57	Long	Sep 2010	$14,629,050	($744,949)
					$14,629,050	($744,949)

International Equity Index Trust A
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $8.8 million to $10.2 million.

International Equity Index Trust A	ASX SPI 200 Index Futures	4	Long	Sep 2010	$358,754	($21,478)
	CAC 40 Index Futures	23	Long	Sep 2010	966,956	(48,265)
	DAX Index Futures	4	Long	Sep 2010	729,002	(20,186)
	FTSE 100 Index Futures	20	Long	Sep 2010	1,458,392	(84,973)
	FTSE MIB Index Futures	1	Long	Sep 2010	118,286	(3,904)
	Hang Seng Index Futures	2	Long	Jul 2010	257,856	(8,685)
	IBEX 35 Index Futures	3	Long	Jul 2010	337,617	(11,731)
	MSCI Taiwan Index Futures	75	Long	Jul 2010	1,891,500	(59,540)
	OMX 30 Index Futures	66	Long	Jul 2010	853,213	(16,021)
	S&P/TSE 60 Index Futures	3	Long	Sep 2010	371,537	(5,061)
	TOPIX Index Futures	31	Long	Sep 2010	2,939,942	(59,673)
					$10,283,055	($339,517)

International Equity Index Trust B
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $9.7 million to $57.1 million.

International Equity Index Trust B	ASX SPI 200 Index Futures	7	Long	Sep 2010	$627,820	($37,829)
	CAC 40 Index Futures	31	Long	Sep 2010	1,303,289	(65,053)
	DAX Index Futures	2	Long	Sep 2010	364,501	(10,093)
	FTSE 100 Index Futures	15	Long	Sep 2010	1,093,794	(63,730)
	FTSE MIB Index Futures	1	Long	Sep 2010	118,286	(3,904)
	Hang Seng Index Futures	3	Long	Jul 2010	386,784	(13,538)
	IBEX 35 Index Futures	1	Long	Jul 2010	112,539	(3,910)
	MSCI Taiwan Index Futures	58	Long	Jul 2010	1,462,760	(46,151)
	OMX 30 Index Futures	30	Long	Jul 2010	387,824	(7,282)
	S&P/TSE 60 Index Futures	7	Long	Sep 2010	866,920	(11,810)
	TOPIX Index Futures	31	Long	Sep 2010	2,939,942	(59,673)
					$9,664,459	($322,973)

International Index Trust
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $12.5 million to $58.6 million.

International Index Trust	ASX SPI 200 Index Futures	26	Long	Sep 2010	$2,331,900	($41,320)
	Australian Dollar Currency Futures	33	Long	Sep 2010	2,763,420	(20,130)
	Euro Currency Futures	62	Long	Sep 2010	9,492,200	26,350
	Hang Seng Stock Index Futures	6	Long	Sep 2010	768,521	(4,131)
	Japanese Yen Currency Futures	44	Long	Sep 2010	6,223,250	1,100
	MSCI PAN EURO Index Futures	822	Long	Sep 2010	16,225,655	(23,944)
	Pound Sterling Currency Futures	63	Long	Sep 2010	5,888,925	(48,825)
	Swiss Franc Currency Futures	19	Long	Sep 2010	2,207,563	7,125
	TOPIX Index Futures	64	Long	Sep 2010	6,069,558	(89,496)
					$51,970,992	($193,271)

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DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Mid Cap Index Trust
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $16 million to $18.4 million.

Mid Cap Index Trust	S&P Midcap 400 E-Mini Index Futures	251	Long	Sep 2010	$17,821,000	($969,903)
					$17,821,000	($969,903)

Small Cap Index Trust
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $7.1 million to $16 million.

Small Cap Index Trust	Russell 200 Mini Index Futures	179	Long	Sep 2010	$10,879,620	($260,025)
					$10,879,620	($260,025)

Total Stock Market Index Trust
The Portfolio used futures contracts to gain exposure to certain securities markets. During the six month period ended June 30, 2010, the Portfolio held futures contracts with total notional values ranging from approximately $2.2 million to $8.1 million.

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	19	Long	Sep 2010	$1,154,820	($30,202)
	S&P 500 Index Futures	25	Long	Sep 2010	6,416,250	(162,875)
	S&P Midcap 400 E-Mini Index Futures	7	Long	Sep 2010	497,000	(14,338)
					$8,068,070	($207,415)

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Portfolio’s total return, and the potential for losses in excess of a Portfolio’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at June 30, 2010 and the range of contracts notional amounts held by the Portfolios during the six-month period ended June 30, 2010. In addition the table details how the Portfolios used forward foreign currency contracts during the six-month period ended June 30, 2010.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Equity Index Trust A
The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $8.3 million to $9.9 million.

International Equity Index Trust A	BUYS
	Australian Dollar	400,000	$384,209	9/30/2010	($8,784)
	Canadian Dollar	400,000	2,091,260	9/30/2010	(8,679)
	Euro	1,700,000	257,317	9/30/2010	(11,434)
	Hong Kong Dollar	2,000,000	1,492,500	9/30/2010	(319)
	Japanese Yen	275,000,000	128,884	9/30/2010	37,658
	Pound Sterling	1,000,000	3,077,440	9/30/2010	1,533
	Swedish Krona	7,000,000	900,881	9/30/2010	(3,166)
			$8,332,491		$6,809

International Equity Index Trust B
The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the six month period ended June 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional amounts ranging from approximately $8.5 million to $11.5 million.

International Equity Index Trust B	BUYS
	Australian Dollar	750,000	$641,175	9/30/2010	($16,470)
	Canadian Dollar	1,000,000	960,522	9/30/2010	(21,699)
	Euro	1,600,000	1,968,245	9/30/2010	(10,761)
	Hong Kong Dollar	3,000,000	385,976	9/30/2010	(479)
	Japanese Yen	275,000,000	3,077,440	9/30/2010	37,658
	Pound Sterling	750,000	1,119,375	9/30/2010	1,150
	Swedish Krona	3,000,000	386,092	9/30/2010	(1,357)
			$8,538,825		($11,958)

45

DERIVATIVE INSTRUMENTS, CONTINUED

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2010, by risk category:

Portfolio	Risk	Statement of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
500 Index Trust	Equity contracts	Receivable/payable for futures	Futures†	—	($5,932,782)
	Total			—	($5,932,782)
500 Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	—	($744,949)
	Total			—	($744,949)
International Equity Index Trust A	Equity contracts	Receivable/payable for futures	Futures†	—	($339,517)
	Forward foreign currency contracts	Receivable/payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$39,191	($32,382)
	Total			$39,191	($371,899)
International Equity Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	—	($322,973)
	Forward foreign currency contracts	Receivable/payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$38,808	(50,766)
	Total			$38,808	($373,739)
International Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$34,575	($227,846)
	Total			$34,575	($227,846)
Mid Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	—	($969,903)
	Total			—	($969,903)
Small Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	—	($260,025)
	Total			—	($260,025)
Total Stock Market Index Trust	Equity contracts	Receivable/payable for futures	Futures†	—	($207,415)
	Total			—	($207,415)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended June 30, 2010:

Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures contracts	Foreign Currency Transactions*	Total
500 Index Trust	Equity contracts	$178,253	—	$178,253
	Total	$178,253	—	$178,253

500 Index Trust B	Equity contracts	$1,389,296	—	$1,389,296
	Total	$1,389,296	—	$1,389,296

International Equity Index Trust A	Equity contracts	($464,635)	—	($464,635)
	Forward foreign currency contracts	—	($389,721)	(389,721)
	Total	($464,635)	($389,721)	($854,356)

International Equity Index Trust B	Equity contracts	($138,010)	—	($138,010)
	Forward foreign currency contracts	—	($458,654)	(458,654)
	Total	($138,010)	($458,654)	($596,664)

International Index Trust	Equity contracts	($3,715,990)	—	($3,715,990)
	Total	($3,715,990)	—	($3,715,990)

Mid Cap Index Trust	Equity contracts	$1,837,916	—	$1,837,916
	Total	$1,837,916	—	$1,837,916

Small Cap Index Trust	Equity contracts	$902,826	—	$902,826
	Total	$902,826	—	$902,826

Total Stock Market Index Trust	Equity contracts	($331,412)	—	($331,412)
	Total	($331,412)	—	($331,412)

46

DERIVATIVE INSTRUMENTS, CONTINUED

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended June 30, 2010:

Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Futures contracts	Translation of assets and liabilities in foreign currencies*	Total
500 Index Trust	Equity contracts	($8,612,796)	—	($8,612,796)
	Total	($8,612,796)	—	($8,612,796)

500 Index Trust B	Equity contracts	($767,529)	—	($767,529)
	Total	($767,529)	—	($767,529)

International Equity Index Trust A	Equity contracts	($476,188)	—	($476,188)
	Forward foreign currency contracts	—	$33,126	33,126
	Total	($476,188)	$33,126	($443,062)

International Equity Index Trust B	Equity contracts	($637,401)	—	($637,401)
	Forward foreign currency contracts	—	($15,220)	(15,220)
	Total	($637,401)	($15,220)	($652,621)

International Index Trust	Equity contracts	$613,886	—	$613,886
	Total	$613,886	—	$613,886

Mid Cap Index Trust	Equity contracts	($1,561,457)	—	($1,561,457)
	Total	($1,561,457)	—	($1,561,457)

Small Cap Index Trust	Equity contracts	($974,873)	—	($974,873)
	Total	($974,873)	—	($974,873)

Total Stock Market Index Trust	Equity contracts	($369,266)	—	($369,266)
	Total	($369,266)	—	($369,266)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Portfolios’ organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management Fee  The Portfolios have an investment management contract with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of JHF II, unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	500 Index Trust and 500 Index Trust B — a) 0.47% of the first $500 million of aggregate net assets and b) 0.46% of the excess over $500 million of aggregate net assets.

•	International Equity Index Trust A and International Equity Index Trust B — a) 0.55% of the first $100 million of aggregate net assets and b) 0.53% of the excess over $100 million of aggregate net assets.

•	International Index Trust — a) 0.49% of the first $500 million of net assets and b) 0.475% of the excess over $500 million of net assets.

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.49% of the first $250 million of aggregate net assets; b) 0.48% of aggregate net assets between $250 million and $500 million; and c) 0.46% of the excess over $500 million of aggregate net assets.

•	Total Bond Market Trust A and Total Bond Market Trust B — 0.47% of the aggregate net assets.

•	Total Stock Market Index Trust — a) 0.49% of the first $250 million of net assets; b) 0.48% of net assets between $250 million and $500 million; and c) 0.46% of the excess over $500 million of aggregate net assets.

•	Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust — The advisory fee has two components: (a) a fee on net assets invested in affiliated Funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated Funds are any Fund of The Trust, JHF II and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust.

47

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

	First $500 million of average net assets	Excess over $500 million of average net assets
Affiliated Fund Assets	0.05%	0.04%
Other Assets	0.50%	0.49%

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolio	Subadviser
500 Index Trust	MFC Global Investment Management (U.S.A.) Limited*
500 Index Trust B	MFC Global Investment Management (U.S.A.) Limited*
Core Balanced Trust	Noneˆ
Core Balanced Strategy Trust	MFC Global Investment Management (U.S.A.) Limited*
Core Strategy Trust	MFC Global Investment Management (U.S.A.) Limited*
International Equity Index Trust A	SSgA Funds Management, Inc.
International Equity Index Trust B	SSgA Funds Management, Inc.
International Index Trust	MFC Global Investment Management (U.S.A.) Limited*
Mid Cap Index Trust	MFC Global Investment Management (U.S.A.) Limited*
Small Cap Index Trust	MFC Global Investment Management (U.S.A.) Limited*
Total Bond Market Trust A	Declaration Management and Research, LLC*
Total Bond Market Trust B	Declaration Management and Research, LLC*
Total Stock Market Index Trust	MFC Global Investment Management (U.S.A.) Limited*

*	An affiliate of the Adviser

ˆ	Effective January 1, 2010, the Fund is managed by John Hancock Investment Management Services, LLC

The Portfolios are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six-month period ended June 30, 2010 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
500 Index Trust	0.46%	International Index Trust	0.48%
500 Index Trust B	0.47%	Mid Cap Index Trust	0.47%
Core Balanced Trust	0.05%	Small Cap Index Trust	0.47%
Core Balanced Strategy Trust	0.05%	Total Bond Market Trust A	0.47%
Core Strategy Trust	0.05%	Total Bond Market Trust B	0.47%
International Equity Index Trust A	0.53%	Total Stock Market Index Trust	0.49%
International Equity Index Trust B	0.54%

Expense Reimbursements  The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser. The effective date of voluntary waiver is detailed below.

Fund	Waiver amount as a percentage of average net assets
500 Index Trust	0.075%
International Equity Index Trust A	0.075%
International Index Trust	0.075%
Mid Cap Index Trust	0.075%
Small Cap Index Trust	0.075%
Total Bond Market Trust A	0.075%
Total Stock Market Index Trust	0.075%

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. All Portfolios covered in this report are Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio.

The Adviser has contractually agreed to waive its advisory fee for 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B in an amount so that the annual operating expenses do not exceed 0.25%, 0.34% and 0.25%, respectively. The waiver excludes taxes, brokerage commissions, interest, litigation, underlying fund expenses and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. The expense waivers will remain in effect until April 30, 2011, and may terminate any time thereafter.

The Adviser has contractually agreed to waive its advisory fee for the Core Balanced Strategy Trust. In addition, the Adviser has contractually agreed to limit the expenses so that total expenses will not exceed 0.04% of the average daily net assets of the Portfolio. The waiver excludes advisory fees, Rule 12b-1 fees, taxes, brokerage commissions, expenses of underlying funds, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. The expense reimbursement and waiver above may be terminated at any time after May 1, 2011.

48

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Adviser has contractually agreed to limit the expenses of Core Strategy Trust so that total expenses will not exceed and 0.02% of the average daily net assets of the Portfolio. The waiver excludes the expenses of the underlying funds, Rule 12b-1 fees, taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. The expense reimbursement may be terminated at any time after May 1, 2011.

The Adviser has contractually agreed to limit the expenses of Core Balanced Trust so that total expenses will not exceed 0.07% of the average daily net assets of the Portfolio. The waiver excludes advisory fees, Rule 12b-1 fees, taxes, brokerage commissions, interest, litigation, underlying fund expenses and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. The expense reimbursement may be terminated at any time after May 1, 2011. Prior to May 1, 2010, the adviser waived its advisory fee.

For the six-month period ended June 30, 2010, the waivers under these agreements amounted to:

Portfolio	Expense Reductions
500 Index Trust	$39,802
500 Index Trust B	961,024
Core Balanced Trust	18,482
Core Balanced Strategy Trust	27,202
Core Strategy Trust	178,055
International Equity Index Trust A	1,867
International Equity Index Trust B	374,902
International Index Trust	13,404
Mid Cap Index Trust	7,800
Small Cap Index Trust	5,089
Total Bond Market Trust A	8,275
Total Bond Market Trust B	215,500
Total Stock Market Index Trust	2,550

Expense recapture  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six-month period ended June 30, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Fund Name	Amounts Eligible for recovery through December 1, 2012	Amounts Eligible for recovery through June 1, 2013	Amount recovered during the period ended June 30, 2010
500 Index Trust B	$1,702,078	$955,272	—
Core Balanced Strategy Trust	38,694	26,359	—
Core Balanced Trust	34,759	7,053	—
Core Strategy Trust	303,450	178,055	—
International Equity Index Trust B	763,908	372,573	—
Total Bond Market Trust B	421,668	214,350	—
	$3,264,557	$1,753,662	—

Accounting and legal services  Pursuant to a separate service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended June 30, 2010, amounted to an approximate annual rate of 0.01% of the Portfolio’s average daily net assets.

Distribution and service plans  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The following table shows the contractual rates of distribution and services fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee expenses  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

49

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six-month period ended June 30, 2010 and for the year ended December 31, 2009 were as follows:

500 Index Trust	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,031,153	$30,175,960	9,640,717	$75,432,163
Distributions reinvested	—	—	1,620,119	14,818,077
Repurchased	(4,146,968)	(40,421,865)	(11,186,275)	(95,402,330)
Net increase (decrease)	(1,115,815)	($10,245,905)	74,561	($5,152,090)
Series II shares
Sold	77,624	$774,639	573,930	$4,314,728
Distributions reinvested	—	—	81,275	738,481
Repurchased	(363,697)	(3,576,480)	(1,150,244)	(9,003,218)
Net decrease	(286,073)	($2,801,841)	(495,039)	($3,950,009)
Series NAV shares
Sold	11,370,955	$108,144,823	51,617,190	$382,321,886
Distributions reinvested	—	—	7,505,363	67,895,057
Repurchased	(1,289,864)	(13,019,540)	(10,842,182)	(77,038,402)
Net increase	10,081,091	$95,125,283	48,280,371	$373,178,541
Net increase	8,679,203	$82,077,537	47,859,893	$364,076,442

500 Index Trust B	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	595,037	$8,307,994	2,906,410	$36,352,922
Distributions reinvested	—	—	1,217,632	15,771,063
Repurchased	(3,308,068)	(47,086,545)	(7,505,308)	(86,691,513)
Net decrease	(2,713,031)	($38,778,551)	(3,381,266)	($34,567,528)

Core Balanced Trust	Six months ended 6-30-10		Period ended 12-31-09[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	384,671	$5,839,290	344,823	$4,903,513
Distributions reinvested	—	—	5,507	82,720
Repurchased	(2,228)	(34,719)	(3,953)	(55,544)
Net increase	382,443	$5,804,571	346,377	$4,930,689
Series II shares
Sold	2,797,961	$42,678,522	3,260,928	$45,497,419
Distributions reinvested	—	—	46,918	705,647
Repurchased	(397,350)	(5,857,078)	(27,553)	(406,019)
Net increase	2,400,611	$36,821,444	3,280,293	$45,797,047
Series NAV shares
Sold	1,574	$25,000	—	—
Net increase	1,574	$25,000	—	—
Net increase	2,784,628	$42,651,015	3,626,670	$50,727,736

Core Balanced Strategy Trust	Six months ended 6-30-10		Period ended 12-31-09[2]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	71,810	$993,492	210,808	$2,875,688
Distributions reinvested	—	—	3,704	50,599
Repurchased	(23,822)	(332,775)	(10,762)	(148,300)
Net increase	47,988	$660,717	203,750	$2,777,987

1	Period from 5-1-09 (inception date) to 12-31-09.

2	Period from 7-24-09 (inception date) to 12-31-09.

Core Strategy Trust	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	226	$2,672	17,549	$159,616
Distributions reinvested	—	—	380	4,158
Repurchased	(8,349)	(95,909)	(11,637)	(120,051)
Net increase (decrease)	(8,123)	($93,237)	6,292	$43,723
Series II shares
Sold	2,969,409	$35,196,457	15,329,346	$151,043,590
Distributions reinvested	—	—	1,042,503	11,627,231
Repurchased	(1,273,035)	(14,597,975)	(1,899,349)	(20,044,268)
Net increase	1,696,374	$20,598,482	14,472,500	$142,626,553
Series NAV shares
Sold	438,336	$5,109,710	855,542	$9,258,557
Distributions reinvested	—	—	14,653	168,947
Repurchased	(139,637)	(1,601,725)	(90,004)	(997,469)
Net increase	298,699	$3,507,985	780,191	$8,430,035
Net increase	1,986,950	$24,013,230	15,258,983	$151,100,311

50

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Equity Index Trust A	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,065,981	$45,106,035	1,356,599	$17,962,726
Issued in reorganization (Note 10)	2,450,774	35,712,617	—	—
Distributions reinvested	—	—	1,775,271	25,188,023
Repurchased	(1,390,821)	(18,921,530)	(1,345,897)	(18,171,492)
Net increase	4,125,934	$61,897,122	1,785,973	$24,979,257
Series II shares
Sold	224,837	$3,285,735	205,628	$2,779,886
Issued in reorganization (Note 10)	1,902,996	27,723,515	—	—
Distributions reinvested	—	—	161,148	2,287,423
Repurchased	(545,194)	(7,339,777)	(364,994)	(4,865,513)
Net increase	1,582,639	$23,669,473	1,782	$201,796
Series NAV shares
Sold	29,222	$388,701	99,552,955	$1,008,778,677
Issued in reorganization (Note 10)	668,344	9,739,094	—	—
Distributions reinvested	—	—	73,076	854,253
Repurchased	(73,457)	(1,013,572)	(103,898,982)	(1,370,652,020)
Net increase (decrease)	624,109	$9,114,223	(4,272,951)	($361,019,090)
Net increase (decrease)	6,332,682	$94,680,818	(2,485,196)	($335,838,037)

International Equity Index Trust B	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	339,811	$4,866,261	10,936,470	$106,848,000
Distributions reinvested	—	—	1,609,522	19,907,948
Repurchased	(1,380,818)	(19,722,285)	(16,106,993)	(192,972,901)
Net decrease	(1,041,007)	($14,856,024)	(3,561,001)	($66,216,953)

International Index Trust	Six months ended 6-30-10		Period ended 12-31-09[3]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	15,154,459	$232,508,858	116,538,667	$1,607,561,151
Distributions reinvested	—	—	595,932	9,791,168
Repurchased	(423,145)	(6,892,561)	(6,111,234)	(100,636,543)
Net increase	14,731,314	$225,616,297	111,023,365	$1,516,715,776

3	Period from 5-1-09 (inception date) to 12-31-09.

Mid Cap Index Trust	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,184,729	$18,115,496	2,518,536	$29,466,032
Issued in reorganization (Note 10)	—	—	5,194	71,343
Distributions reinvested	—	—	579,179	6,849,690
Repurchased	(1,008,781)	(14,865,715)	(2,737,299)	(31,105,680)
Net increase	175,948	$3,249,781	365,610	$5,281,385
Series II shares
Sold	347,341	$5,292,880	290,163	$3,133,834
Issued in reorganization (Note 10)	—	—	330,079	4,517,860
Distributions reinvested	—	—	146,121	1,700,194
Repurchased	(462,624)	(6,785,757)	(1,166,648)	(13,253,072)
Net decrease	(115,283)	($1,492,877)	(400,285)	($3,901,184)
Series NAV shares
Sold	1,316,160	$19,372,228	10,737,181	$106,730,172
Issued in reorganization (Note 10)	—	—	829,582	11,397,374
Distributions reinvested	—	—	1,185,783	14,056,491
Repurchased	(3,201,734)	(47,850,743)	(3,614,607)	(44,404,054)
Net increase (decrease)	(1,885,574)	($28,478,515)	9,137,939	$87,779,983
Net increase (decrease)	(1,824,909)	($26,721,611)	9,103,264	$89,160,184

51

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Index Trust	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,322,342	$16,031,534	1,669,354	$14,786,418
Distributions reinvested	—	—	615,793	5,584,334
Repurchased	(663,658)	(7,643,952)	(2,226,443)	(21,087,247)
Net increase	658,684	$8,387,582	58,704	($716,495)
Series II shares
Sold	140,684	$1,709,098	211,773	$1,880,064
Distributions reinvested	—	—	243,644	2,182,039
Repurchased	(458,726)	(5,369,968)	(898,268)	(8,089,728)
Net decrease	(318,042)	($3,660,870)	(442,851)	($4,027,625)
Series NAV shares
Sold	1,580,402	$18,222,056	35,334,260	$266,022,443
Distributions reinvested	—	—	1,738,294	15,790,063
Repurchased	(3,325,918)	(40,335,807)	(6,269,561)	(60,818,634)
Net increase (decrease)	(1,745,516)	($22,113,751)	30,802,993	$220,993,872
Net increase (decrease)	(1,404,874)	($17,387,039)	30,418,846	$216,249,752

Total Bond Market Trust A	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	845,994	$11,674,403	2,398,805	$32,357,543
Distributions reinvested	—	—	157,651	2,126,027
Repurchased	(443,574)	(6,066,940)	(762,451)	(10,243,768)
Net increase	402,420	$5,607,463	1,794,005	$24,239,802
Series II shares
Sold	192,777	$2,638,045	115,780	$1,570,407
Distributions reinvested	—	—	2,996	40,402
Repurchased	(54,482)	(751,130)	(127,692)	(1,730,251)
Net increase (decrease)	138,295	$1,886,915	(8,916)	($119,442)
Series NAV shares
Sold	8,654,828	$118,715,379	26,987,333	$361,847,693
Distributions reinvested	—	—	2,694,577	36,387,185
Repurchased	(1,730,074)	(24,089,945)	(1,927,997)	(25,670,529)
Net increase	6,924,754	$94,625,434	27,753,913	$372,564,349
Net increase	7,465,469	$102,119,812	29,539,002	$396,684,709

Total Bond Market Trust B	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,130,658	$11,450,542	1,849,205	$18,641,552
Distributions reinvested	—	—	789,651	7,915,810
Repurchased	(1,268,158)	(12,942,958)	(3,192,401)	(32,074,130)
Net decrease	(137,500)	($1,492,416)	(553,545)	($5,516,768)

Total Stock Market Index Trust	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,036,615	$10,813,314	3,033,633	$24,536,411
Distributions reinvested	—	—	343,415	3,243,069
Repurchased	(1,377,930)	(14,305,749)	(3,176,022)	(27,076,419)
Net increase (decrease)	(341,315)	($3,492,435)	201,026	$703,061
Series II shares
Sold	32,525	$334,222	330,452	$2,718,807
Distributions reinvested	—	—	64,137	602,089
Repurchased	(359,883)	(3,736,084)	(956,690)	(7,465,624)
Net decrease	(327,358)	($3,401,862)	(562,101)	($4,144,728)
Series NAV shares
Sold	74,125	$769,473	476,650	$3,668,384
Distributions reinvested	—	—	112,365	1,056,466
Repurchased	(696,907)	(7,229,969)	(1,974,468)	(16,599,707)
Net decrease	(622,782)	($6,460,496)	(1,385,453)	($11,874,857)
Net decrease	(1,291,455)	($13,354,793)	(1,746,528)	($15,316,524)

52

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six-month period ended June 30, 2010. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six-month period ended June 30, 2010.

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
500 Index Trust	—	$175,924,639	—	$61,266,769
500 Index Trust B	—	25,263,640	—	54,208,261
Core Balanced Trust	—	48,233,881	—	5,706,810
Core Balanced Strategy Trust	—	1,035,134	—	385,498
Core Strategy Trust	—	42,917,285	—	19,702,161
International Equity Index Trust A	—	113,710,207	—	19,594,866
International Equity Index Trust B	—	7,015,616	—	15,145,748
International Index Trust	—	407,221,444	—	148,979,275
Mid Cap Index Trust	—	64,229,436	—	88,703,482
Small Cap Index Trust	—	93,000,964	—	103,847,374
Total Bond Market Trust A	$127,315,176	136,010,752	$85,775,031	49,694,126
Total Bond Market Trust B	14,216,523	7,726,254	15,688,162	5,813,041
Total Stock Market Trust	—	14,458,252	—	27,622,120

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Portfolio for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolio’s net assets. For the six-month period ended June 30, 2010, the following Portfolios had an affiliate ownership concentration of 5% or more of the Portfolio’s net assets:

PORTFOLIO	AFFILIATED SERIES NAV	PERCENTAGE OF UNDERLYING FUND’S NET ASSETS
Core Balanced Trust	Balanced Trust	98.43%

Core Strategy Trust	International Index Trust	6.07%
	Mid Cap Index Trust	6.12%
	Small Cap Index Trust	5.21%
	Total Bond Market Trust A	15.48%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six-month period ended June 30, 2010, the following Portfolios held 5% or more of an underlying funds’ net assets:

Portfolio	Affiliate Concentration
500 Index Trust	80.0%
International Index Trust	100.0%
Mid Cap Index Trust	56.6%
Small Cap Index Trust	59.7%
Total Bond Market Trust A	89.8%

10.  PORTFOLIO MERGERS

Six months ended June 30, 2010 Portfolio mergers On April 16, 2010, the shareholders of Pacific Rim Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for representative amount of shares of International Equity Index Trust A (the Acquiring Portfolio).

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for a representative amount of shares of the Acquiring Portfolio; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with a similar objective. The combined portfolio may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 30, 2010. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
International Equity Index Trust A	Pacific Rim Trust	$73,175,226	9,180,753	5,022,114	$272,818,923	$345,993,149

53

PORTFOLIO MERGERS, CONTINUED

Assuming the acquisition had been completed on January 1, 2010, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2010 are as follows:

Net investment income	$4,050,195
Net gain/(loss)	12,698,693
Increase (decrease) in net assets from operations	(39,288,796)

Because the combined Portfolio has been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations at June 30, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Fiscal year ended December 31, 2009 Portfolio mergers  On October 19, 2009, the shareholders of Mid Cap Intersection Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of the Mid Cap Index Trust (the Acquiring Portfolio).

The Agreement provides for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for a representative number of shares of the Acquiring Portfolios; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The Reorganization is intended to eliminate underperforming Acquired Portfolios in favor of Acquiring Portfolio that has better performance records and is expected to have improved prospects for continued asset growth. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, this reorganization did not qualify as a tax-free reorganization for federal income tax purposes. Thus, the investments are transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by John Hancock Investment Management Services. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 13, 2009. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Mid Cap Index Trust	Mid Cap Intersection Trust	$15,986,577	1,164,855	$1,009,031,824	$1,025,018,401

Because the combined Portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolios’ Statements of Operations at December 31, 2009. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

54

John Hancock Trust
 Special Shareholder Meeting (Unaudited)

On April 16, 2010, a Special Meeting of the Shareholders of the Pacific Rim Trust, a series of John Hancock Trust was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal 1:	Approval of the Agreement and Plan of Reorganization providing for the combination of the Pacific Rim Trust into the International Equity Index Trust A.

FOR	Against	Abstain
11,256,884.310	693,728.780	696,544.265

55

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semiannual report except those noted below.

The Advisory and Subadvisory Agreements for the Core Balanced Strategy Trust were not considered for renewal at this time since this portfolio recently commenced operations.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for the portfolios of the Trust that are not managed directly by the Adviser and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and to the Funds that it manages directly and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers (or the Adviser where applicable);

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on June 23–25, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs, the investments of the Funds that JHIMS manages directly and the Trust’s subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and, where applicable, their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): the Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds of the Trust and John Hancock Funds II.), and

(b) reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund and the net profitability to Manulife Financial of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

56

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board,

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds,

(e) noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information, and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of the Core Balanced Trust and Core Strategy Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 23-25, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (7) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors. See (8) below for information relating to the business arrangement between the Adviser and Rainer Investment Management Inc. See (9) below for information relating to the business arrangement between the Adviser and SSgA Funds Management.

(6)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a five year period ending December 31, 2012 and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(7)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisors LP (“DFA”) in which DFA agrees that it will not for a five year period ending April 28, 2013 serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined

57

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

(8)	Rainier Investment Management Inc. (“Rainier”) the subadviser to the Growth Equity Trust is also the subadviser to the JHF III John Hancock Rainier Growth Fund (the “JHF III Rainier Fund”). In connection with the management of the JHF III Rainier Fund, the Adviser and Rainier have entered into an overall business arrangement under which Rainier has agreed not to offer investment management services to certain competitors of the Adviser for the investment strategies it manages for the Adviser for a three year period ending April 25, 2011. As part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier specified amounts if total assets of John Hancock investment products subadvised by Rainier do not equal or exceed certain thresholds for a period of up to three years. Such amounts may total up to $7.5 million per year for each of the three years. As a further part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier a specified amount if the Rainier subadvisory agreement for the JHF III Rainier Fund is terminated within a three-year period. Such amount may total up to $22.5 million. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the JHF III Rainier Fund and its shareholders, it will not support or recommend to the Board of Trustees of JHF III any termination of the Rainier subadvisory agreement with respect to the JHF III Rainier Fund for a three-year period. Neither JHF III nor the JHF III Rainier Fund is a party to any of these arrangements, and they are not binding upon the JHF III Rainier Fund or the JHF III Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the JHF III Rainier subadvisory agreements for as long as these arrangements remain in effect.

(9)	In connection with SSgA Funds Management, Inc. (“SSgA”) providing subadvisory services to the JHF II Mid Cap Value Index Fund and the JHF II Mid Cap Growth Index Fund (the “Index Funds”), the Adviser has agreed that if the aggregate subadvisory fee paid to SSgA for managing the Index Funds is not at least $200,000 per year then the Adviser will pay SSgA the difference between $200,000 and the amount of subadvisory fees paid. This minimum fee is not applicable during the first year of the Index Funds’ operations ending April 30, 2011, will be paid out of the advisory fee and is not an additional expense to the Index Funds. Neither JHT nor JHF II is a party to this arrangement, and they are not binding upon JHT, JHF II, the portfolios subadvised by SSgA or the Board of Trustees of JHT and JHF II. However, such arrangement could present a conflict of interests since the Adviser may have incentive to allocate JHF II fund of funds assets to the Index Funds in order to generate the minimum annual account fee.

In addition, in the case of each Fund of Funds (other than the Core Balanced Trust which is managed directly by the Adviser), the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds (if any) and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

58

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

500 Index (MFC Global Investment Management (U.S.A.) Limited)	Benchmark Index — The Trust underperformed over the one-, three-, and five-year periods. Morningstar Category — The Trust underperformed the average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.

The Board also noted the relatively small range among returns within the Trust’s peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/sub-advisory fee structure.

500 Index B (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust slightly underperformed in the one-year period, slightly underperformed in the three-year period, modestly underperformed in the five-year period, and underperformed in the ten-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, slightly outperformed in the three-year period, slightly underperformed in the five-year period, and underperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.

The Board also noted the relatively small range among returns within the Trust’s peer group.

The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

Core Balanced (JHIMS)	Benchmark Index — The Trust underperformed in the year-to-date period. Morningstar Category — The Trust slightly underperformed in the year-to-date period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Trust commenced operations on April 30, 2009 and has relatively limited performance history.

The Board noted that effective January 1, 2010, the Adviser assumed direct management of the Trust and that as of that date the Trust does not employ a subadviser.

Core Strategy (MFC Global Investment Management (U.S.), LLC)
Benchmark Index — The Trust slightly outperformed in the one-year period, and slightly underperformed in the three-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, and outperformed in the three-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s peer group, noting that such peer group was mainly comprised of actively managed funds while this Trust is comprised of index funds.

59

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

International Equity Index A (SSgA Funds Management, Inc.)
Benchmark Index — The Trust slightly underperformed in the one-year period, underperformed in the three-year period, and modestly underperformed in the five-year period.

Morningstar Category — The Trust modestly outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

International Equity Index B (SSgA Funds Management, Inc.)
Benchmark Index — The Trust slightly underperformed in the one-year period, modestly underperformed in the three-year period, slightly underperformed in the five-year period, and underperformed in the ten-year period.

Morningstar Category — The Trust modestly outperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and outperformed in the ten-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account the narrow range among performance returns of the peer group.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

International Index (MFC Global Investment Management (U.S.), LLC)	Benchmark Index — The Trust underperformed in the YTD period. Morningstar Category — The Trust underperformed in the YTD period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Trust commenced operations May 1, 2009, and has limited performance. In reviewing the Trust, the Board considered this limited performance as well as market conditions during this period.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Mid Cap Index (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust slightly underperformed in the one-year period, underperformed in the three-year period, and slightly underperformed in the five-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, outperformed in the three-year period, and outperformed in the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that performance is within expected tracking error guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/sub-advisory fee structure.

60

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Small Cap Index (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust slightly underperformed in the one-year period, slightly underperformed in the three- year period, and modestly underperformed in the five-year period.

Morningstar Category — The Trust slightly underperformed in the one-year period, slightly outperformed in the three-year period, and slightly outperformed in the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that performance is within expected tracking error guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Total Bond Market A (Declaration Management & Research LLC)
Benchmark Index — The Trust modestly underperformed in the one-year period, and slightly underperformed in the three-year period.

Morningstar Category — The Trust underperformed in the one-year period, and modestly outperformed in the three-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the relatively small size of the peer group.

The Board noted that performance is within expected tracking error guidelines gross of fees over all available time periods.

Total Bond Market B (Declaration Management & Research LLC)
Benchmark Index — The Trust slightly underperformed in the one-year period, slightly outperformed in the three-year period, slightly outperformed in the five-year period, and slightly underperformed in the ten-year period.

Morningstar Category — The Trust underperformed in the one-year period, outperformed in the three-year period, outperformed in the five-year period, and slightly outperformed in the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.
The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

61

John Hancock Trust
 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Other Comments

Total Stock Market Index (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust slightly underperformed in the one-year period, slightly underperformed in the three- year period, and modestly underperformed in the five-year period.

Morningstar Category — The Trust slightly outperformed in the one-year period, modestly outperformed in the three-year period, and outperformed in the five-year period.
Subadvisory Fees: Limited Peer Group. Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

62

John Hancock Trust
 For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

63

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	4
Portfolio of Investments (See below for each Portfolio’s page #)	6–9
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	16
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	22
Appendix A	25
For More Information	27

Portfolio
Lifestyle Aggressive Trust	6
Lifestyle Growth Trust	6
Lifestyle Balanced Trust	7
Lifestyle Moderate Trust	8
Lifestyle Conservative Trust	8

2

John Hancock Trust
Sector Weightings

Lifestyle Aggressive Trust

Equity Asset Allocation	% of Net Assets
U.S. Large Cap	43%
International Large Cap	17%
U.S. Mid Cap	14%
U.S. Small Cap	8%
Emerging Markets	7%
Large Blend	3%
International Small Cap	3%
Natural Resources	3%
Small Value	1%
Small Growth	1%

Lifestyle Balanced Trust

Equity Asset Allocation	% of Net Assets
U.S. Large Cap	27%
International Large Cap	10%
U.S. Mid Cap	4%
Emerging Markets	3%
U.S. Small Cap	2%
Large Blend	2%
Small Value	1%
Small Growth	1%

Fixed Income Asset Allocation
Intermediate Bond	30%
Multi-Sector Bond	11%
High Yield Bond	5%
Global Bond	2%
Short-Term Bond	1%
Bank Loan	1%

Lifestyle Conservative Trust

Equity Asset Allocation	% of Net Assets
U.S. Large Cap	13%
International Large Cap	4%
U.S. Mid Cap	1%
U.S. Small Cap	1%

Fixed Income Asset Allocation
Intermediate Bond	54%
Multi-Sector Bond	17%
Global Bond	3%
High Yield Bond	3%
Short-Term Bond	2%
Bank Loan	1%
Long Term Bond	1%

Lifestyle Growth Trust

Equity Asset Allocation	% of Net Assets
U.S. Large Cap	40%
International Large Cap	13%
U.S. Mid Cap	5%
Emerging Markets	4%
U.S. Small Cap	4%
Large Blend	2%
Small Growth	1%
Small Value	1%

Fixed Income Asset Allocation
Intermediate Bond	18%
Multi-Sector Bond	6%
High Yield Bond	3%
Global Bond	1%
Bank Loan	1%
Short-Term Bond	1%

Lifestyle Moderate Trust

Equity Asset Allocation	% of Net Assets
U.S. Large Cap	22%
International Large Cap	9%
U.S. Mid Cap	3%
U.S. Small Cap	2%
Small Growth	1%
Small Value	1%
Large Blend	1%

Fixed Income Asset Allocation
Intermediate Bond	39%
Multi-Sector Bond	12%
High Yield Bond	4%
Global Bond	3%
Short-Term Bond	1%
Long Term Bond	1%
Bank Loan	1%

3

John Hancock Trust
Shareholder Expense Example

As a shareholder of John Hancock Lifestyle Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In addition to the operating expenses that the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1-1-2010	Ending Account Value 6-30-2010	Expenses Paid During Period [1] 1-1-2010– 6-30-2010	Annualized Expense Ratio [2]
Lifestyle Aggressive Trust
Series I — Actual	$1,000.00	$921.90	$0.57	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Series II — Actual	1,000.00	920.40	1.52	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Series NAV — Actual	1,000.00	921.90	0.33	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Lifestyle Growth Trust
Series I — Actual	$1,000.00	$956.50	$0.53	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	955.40	1.50	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	956.50	0.29	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Balanced Trust
Series I — Actual	$1,000.00	$984.20	$0.54	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	983.30	1.52	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	984.30	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

4

John Hancock Trust
Shareholder Expense Example

	Beginning Account Value 1-1-2010	Ending Account Value 6-30-2010	Expenses Paid During Period [1] 1-1-2010– 6-30-2010	Annualized Expense Ratio [2]
Lifestyle Moderate Trust
Series I — Actual	$1,000.00	$998.20	$0.54	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	998.20	1.54	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	999.10	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Conservative Trust
Series I — Actual	$1,000.00	$1,027.00	$0.55	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,025.50	1.56	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,027.90	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181, and divided by 365 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
6-30-2010	0.48%–1.12%	0.48%–1.12%	0.48%–1.12%	0.48%–1.12%	0.48%–1.02%

5

John Hancock Trust
Portfolio of Investments — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
500 Index, Series NAV (MFC Global U.S.A.) (A)	2,145,321	$19,200,622
All Cap Core, Series NAV (Deutsche)	736,811	10,057,468
All Cap Value, Series NAV (Lord Abbett)	926,003	6,194,957
Alpha Opportunities Trust, Series NAV (Wellington)	852,545	11,841,851
Blue Chip Growth, Series NAV (T. Rowe Price)	1,143,853	18,210,141
Capital Appreciation, Series NAV (Jennison)	2,050,397	16,341,667
Emerging Markets Value, Series NAV (DFA)	1,944,431	24,908,163
Equity-Income, Series NAV (T. Rowe Price)	1,020,400	11,755,013
Fundamental Value, Series NAV (Davis)	1,628,872	19,302,136
Growth Equity, Series NAV (Rainier)	1,438,004	12,755,097
Heritage, Series NAV (American Century) (I)	745,278	7,251,554
International Core, Series NAV (GMO)	2,436,627	19,200,621
International Index, Series NAV (MFC Global U.S.A.) (A)	380,905	5,485,029
International Opportunities, Series NAV (Marsico)	1,937,399	19,044,629
International Small Company, Series NAV (DFA)	1,349,543	10,971,784
International Value, Series NAV (Franklin Templeton)	1,941,418	19,200,621
Large Cap Value, Series NAV (BlackRock)	574,755	8,000,591
Large Cap, Series NAV (UBS)	453,529	4,571,576
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	784,820	10,971,784
Mid Cap Stock, Series NAV (Wellington) (I)	1,235,744	13,679,682
Mid Cap Value Equity, Series NAV (Columbia)	669,638	6,381,648
Mid Value, Series NAV (T. Rowe Price)	1,175,968	10,971,784
Natural Resources, Series NAV (Wellington)	1,157,162	10,842,605
Optimized Value, Series NAV (MFC Global U.S.A.) (A)	763,801	6,217,344
Small Cap Growth, Series NAV (Wellington) (I)	567,537	4,563,001
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	333,129	3,637,763
Small Cap Opportunities, Series NAV (DFA/Invesco) (I)	609,644	9,065,406
Small Cap Value, Series NAV (Wellington)	305,383	4,571,576
Small Company Growth, Series NAV (Invesco) (I)	373,800	4,571,576
Small Company Value, Series NAV (T. Rowe Price)	533,006	7,291,517
Smaller Company Growth, Series NAV (Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	333,359	4,560,357
U.S. Multi Sector, Series NAV (GMO)	1,555,892	15,543,360
Value & Restructuring, Series NAV (Columbia)	745,409	7,990,787
		365,153,710
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $414,189,117)		$365,153,710
Total investments (Lifestyle Aggressive Trust) (Cost $414,189,117) - 100.01%		$365,153,710
Other assets and liabilities, net - (0.01%)		(39,231)
TOTAL NET ASSETS - 100.00%		$365,114,479

Lifestyle Growth Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
500 Index, Series NAV (MFC Global U.S.A.) (A)	235,510,655	$2,107,820,362
Active Bond, Series NAV (MFC Global U.S./Declaration) (A)	654,706	6,442,304
All Cap Core, Series NAV (Deutsche)	8,842,225	120,696,376
Alpha Opportunities Trust, Series NAV (Wellington)	21,840,853	303,369,446
Blue Chip Growth, Series NAV (T. Rowe Price)	19,052,579	303,317,059
Bond, Series NAV (MFC Global U.S.) (A)	63,460,403	859,253,856
Capital Appreciation, Series NAV (Jennison)	37,472,437	298,655,326
Core Bond, Series NAV (Wells Capital)	28,614,198	399,168,062
Emerging Markets Value, Series NAV (DFA)	42,102,785	539,336,672
Equity-Income, Series NAV (T. Rowe Price)	39,771,189	458,164,094
Floating Rate Income, Series NAV (WAMCO)	10,942,249	136,778,113
Fundamental Value, Series NAV (Davis)	41,159,480	487,739,836
Global Bond, Series NAV (PIMCO)	12,224,383	152,682,545
Growth Equity, Series NAV (Rainier)	32,792,734	290,871,548
Heritage, Series NAV (American Century) (I)	6,239,573	60,711,048
High Income, Series NAV (MFC Global U.S.) (A)	6,436,661	65,847,042
High Yield, Series NAV (WAMCO)	28,793,805	243,019,717
International Core, Series NAV (GMO)	37,743,219	297,416,566
International Index, Series NAV (MFC Global U.S.A.) (A)	61,561,017	886,478,638
International Opportunities, Series NAV (Marsico)	24,303,363	238,902,061
International Value, Series NAV (Franklin Templeton)	24,083,203	238,182,882
Large Cap Value, Series NAV (BlackRock)	10,418,396	145,024,078
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	17,723,038	247,768,068
Mid Cap Stock, Series NAV (Wellington) (I)	11,055,754	122,387,199
Mid Cap Value Equity, Series NAV (Columbia)	6,384,475	60,844,048
Mid Value, Series NAV (T. Rowe Price)	13,241,981	123,547,681
New Income, Series NAV (T. Rowe Price)	49,538,960	668,280,575
Optimized Value, Series NAV (MFC Global U.S.A.) (A)	18,164,173	147,856,366
Short Term Government Income, Series NAV (MFC Global U.S.) (A)	5,799,407	75,740,259
Small Cap Growth, Series NAV (Wellington) (I)	6,906,897	55,531,450
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	16,672,585	182,064,634
Small Cap Opportunities, Series NAV (DFA/Invesco) (I)	4,068,604	60,500,143
Small Cap Value, Series NAV (Wellington)	4,066,137	60,870,068
Small Company Growth, Series NAV (Invesco) (I)	4,044,596	49,465,404
Small Company Value, Series NAV (T. Rowe Price)	6,596,914	90,245,778
Smaller Company Growth, Series NAV (Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	3,590,393	49,116,581
Strategic Bond, Series NAV (WAMCO)	3,800,863	38,806,814

6

The accompanying notes are an integral part of the financial statements.

Lifestyle Growth Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
Strategic Income Opportunities, Series NAV (MFC Global U.S.) (A)	3,669,371	$50,894,182
Total Bond Market A, Series NAV (Declaration) (A)	16,164,394	228,402,883
Total Return, Series NAV (PIMCO)	47,108,235	693,433,225
U.S. High Yield Bond, Series NAV (Wells Capital)	4,188,001	53,438,891
U.S. Multi Sector, Series NAV (GMO)	44,107,326	440,632,184
Value & Restructuring, Series NAV (Columbia)	13,730,460	147,190,532
		12,286,894,596
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,314,122,488)		$12,286,894,596
Total investments (Lifestyle Growth Trust) (Cost $12,314,122,488) - 100.01%		$12,286,894,596
Other assets and liabilities, net - (0.01%)		(628,891)
TOTAL NET ASSETS - 100.00%		$12,286,265,705

Lifestyle Balanced Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
500 Index, Series NAV (MFC Global U.S.A.) (A)	144,782,545	$1,295,803,777
Active Bond, Series NAV (MFC Global U.S./Declaration) (A)	2,000,574	19,685,646
All Cap Core, Series NAV (Deutsche)	8,164,122	111,440,260
Alpha Opportunities Trust, Series NAV (Wellington)	16,130,216	224,048,696
Blue Chip Growth, Series NAV (T. Rowe Price)	12,301,442	195,838,950
Bond, Series NAV (MFC Global U.S.) (A)	100,877,434	1,365,880,450
Capital Appreciation, Series NAV (Jennison)	24,389,275	194,382,524
Core Bond, Series NAV (Wells Capital)	45,107,419	629,248,500
Emerging Markets Value, Series NAV (DFA)	29,620,701	379,441,176
Equity-Income, Series NAV (T. Rowe Price)	29,073,134	334,922,509
Floating Rate Income, Series NAV (WAMCO)	6,344,504	79,306,299
Fundamental Value, Series NAV (Davis)	28,746,503	340,646,066
Global Bond, Series NAV (PIMCO)	19,427,830	242,653,601
Growth Equity, Series NAV (Rainier)	21,925,996	194,483,584
Heritage, Series NAV (American Century) (I)	5,775,202	56,192,712
High Income, Series NAV (MFC Global U.S.) (A)	10,491,332	107,326,331
High Yield, Series NAV (WAMCO)	47,543,388	401,266,198
International Core, Series NAV (GMO)	28,756,424	$226,600,624
International Index, Series NAV (MFC Global U.S.A.) (A)	39,235,969	564,997,959
International Opportunities, Series NAV (Marsico)	17,191,037	168,987,895
International Value, Series NAV (Franklin Templeton)	17,207,744	170,184,585
Large Cap Value, Series NAV (BlackRock)	5,947,587	82,790,408
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	12,139,522	169,710,524
Mid Cap Stock, Series NAV (Wellington) (I)	7,645,409	84,634,683
Mid Cap Value Equity, Series NAV (Columbia)	5,869,475	55,936,095
Mid Value, Series NAV (T. Rowe Price)	9,079,291	84,709,786
New Income, Series NAV (T. Rowe Price)	78,819,558	1,063,275,839
Optimized Value, Series NAV (MFC Global U.S.A.) (A)	10,369,552	84,408,152
Short Term Government Income, Series NAV (MFC Global U.S.) (A)	8,969,687	117,144,108
Small Cap Growth, Series NAV (Wellington) (I)	4,928,428	39,624,564
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	10,167,498	111,029,076
Small Cap Value, Series NAV (Wellington)	3,352,326	50,184,324
Small Company Growth, Series NAV (Invesco) (I)	2,790,665	34,129,831
Small Company Value, Series NAV (T. Rowe Price)	4,436,571	60,692,293
Smaller Company Growth, Series NAV (Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	2,861,219	39,141,469
Strategic Bond, Series NAV (WAMCO)	6,144,450	62,734,833
Strategic Income Opportunities, Series NAV (MFC Global U.S.) (A)	8,448,734	117,183,934
Total Bond Market A, Series NAV (Declaration) (A)	24,918,644	352,100,443
Total Return, Series NAV (PIMCO)	74,381,820	1,094,900,394
U.S. High Yield Bond, Series NAV (Wells Capital)	9,276,458	118,367,610
U.S. Multi Sector, Series NAV (GMO)	33,371,388	333,380,162
Value & Restructuring, Series NAV (Columbia)	7,830,624	83,944,291
		11,543,361,161
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,012,945,440)		$11,543,361,161
Total investments (Lifestyle Balanced Trust) (Cost $11,012,945,440) - 100.01%		$11,543,361,161
Other assets and liabilities, net - (0.01%)		(653,610)
TOTAL NET ASSETS - 100.00%		$11,542,707,551

7

The accompanying notes are an integral part of the financial statements.

Lifestyle Moderate Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.00%
John Hancock Trust (G) - 100.00%
500 Index, Series NAV (MFC Global U.S.A.) (A)	34,846,636	$311,877,394
Active Bond, Series NAV (MFC Global U.S./Declaration) (A)	1,835,059	18,056,984
Alpha Opportunities Trust, Series NAV (Wellington)	2,227,006	30,933,109
Blue Chip Growth, Series NAV (T. Rowe Price)	4,857,586	77,332,772
Bond, Series NAV (MFC Global U.S.) (A)	40,638,273	550,242,222
Capital Appreciation, Series NAV (Jennison)	9,640,655	76,836,021
Core Bond, Series NAV (Wells Capital)	15,768,988	219,977,383
Equity-Income, Series NAV (T. Rowe Price)	8,112,297	93,453,661
Floating Rate Income, Series NAV (WAMCO)	1,775,558	22,194,476
Fundamental Value, Series NAV (Davis)	5,306,317	62,879,853
Global Bond, Series NAV (PIMCO)	6,845,885	85,505,101
High Income, Series NAV (MFC Global U.S.) (A)	4,025,523	41,181,101
High Yield, Series NAV (WAMCO)	5,271,977	44,495,486
International Core, Series NAV (GMO)	10,182,207	80,235,792
International Index, Series NAV (MFC Global U.S.A.) (A)	8,889,294	128,005,833
International Opportunities, Series NAV (Marsico)	4,876,582	47,936,804
International Value, Series NAV (Franklin Templeton)	4,886,248	48,324,997
Investment Quality Bond, Series NAV (Wellington)	276,027	3,229,511
Large Cap Value, Series NAV (BlackRock)	2,203,578	30,673,810
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	2,687,349	37,569,138
Mid Cap Stock, Series NAV (Wellington) (I)	2,514,887	27,839,798
Mid Value, Series NAV (T. Rowe Price)	3,016,106	28,140,268
New Income, Series NAV (T. Rowe Price)	28,339,342	382,297,729
Short Term Government Income, Series NAV (MFC Global U.S.) (A)	3,108,492	40,596,906
Small Cap Growth, Series NAV (Wellington) (I)	1,165,045	9,366,960
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	2,288,361	24,988,899
Small Cap Value, Series NAV (Wellington)	839,405	12,565,893
Small Company Growth, Series NAV (Invesco) (I)	638,731	7,811,677
Small Company Value, Series NAV (T. Rowe Price)	1,028,693	14,072,515
Smaller Company Growth, Series NAV (Frontier/MFC Global U.S.A.(A)/Perimeter) (I)	684,847	9,368,701
Strategic Bond, Series NAV (WAMCO)	2,425,033	24,759,585
Strategic Income Opportunities, Series NAV (MFC Global U.S.) (A)	2,197,474	30,478,963
Total Bond Market A, Series NAV (Declaration) (A)	8,784,775	124,128,867
Total Return, Series NAV (PIMCO)	26,131,814	384,660,301
U.S. High Yield Bond, Series NAV (Wells Capital)	4,287,960	54,714,372
U.S. Multi Sector, Series NAV (GMO)	6,294,458	62,881,631
Value & Restructuring, Series NAV (Columbia)	2,885,551	$30,933,108
		3,280,547,621
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,144,985,961)		$3,280,547,621
Total investments (Lifestyle Moderate Trust) (Cost $3,144,985,961) - 100.00%		$3,280,547,621
Other assets and liabilities, net - (0.00%)		(162,407)
TOTAL NET ASSETS - 100.00%		$3,280,385,214

Lifestyle Conservative Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.00%
John Hancock Trust (G) - 100.00%
500 Index, Series NAV (MFC Global U.S.A.) (A)	14,920,970	$133,542,679
Active Bond, Series NAV (MFC Global U.S./Declaration) (A)	1,530,761	15,062,688
Blue Chip Growth, Series NAV (T. Rowe Price)	3,984,471	63,432,772
Bond, Series NAV (MFC Global U.S.) (A)	49,937,471	676,153,364
Core Bond, Series NAV (Wells Capital)	16,273,103	227,009,780
Equity-Income, Series NAV (T. Rowe Price)	5,506,317	63,432,772
Floating Rate Income, Series NAV (WAMCO)	2,716,864	33,960,804
Fundamental Value, Series NAV (Davis)	3,380,827	40,062,803
Global Bond, Series NAV (PIMCO)	7,414,998	92,613,331
High Income, Series NAV (MFC Global U.S.) (A)	1,138,198	11,643,767
High Yield, Series NAV (WAMCO)	4,567,630	38,550,794
International Core, Series NAV (GMO)	3,389,408	26,708,536
International Index, Series NAV (MFC Global U.S.A.) (A)	3,709,519	53,417,071
International Opportunities, Series NAV (Marsico)	2,037,782	20,031,402
International Value, Series NAV (Franklin Templeton)	2,025,420	20,031,402
Investment Quality Bond, Series NAV (Wellington)	348,894	4,082,058
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	2,865,723	40,062,803
New Income, Series NAV (T. Rowe Price)	30,281,532	408,497,866
Short Term Government Income, Series NAV (MFC Global U.S.) (A)	3,333,905	43,540,805
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	3,057,296	33,385,669
Strategic Bond, Series NAV (WAMCO)	2,453,377	25,048,977
Strategic Income Opportunities, Series NAV (MFC Global U.S.) (A)	2,006,099	27,824,598
Total Bond Market A, Series NAV (Declaration) (A)	9,650,001	136,354,517

8

The accompanying notes are an integral part of the financial statements.

Lifestyle Conservative Trust
	Shares	Value
Total Return, Series NAV (PIMCO)	27,957,644	$411,536,514
U.S. High Yield Bond, Series NAV (Wells Capital)	2,680,429	34,202,278
U.S. Multi Sector, Series NAV (GMO)	3,969,118	39,651,487
		2,719,841,537
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,522,289,977)		$2,719,841,537
Total investments (Lifestyle Conservative Trust) (Cost $2,522,289,977) - 100.00%		$2,719,841,537
Other assets and liabilities, net - (0.00%)		(129,121)
TOTAL NET ASSETS - 100.00%		$2,719,712,416

Footnotes
Percentages are stated as a percent of net assets.
(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund’s subadviser is shown parenthetically.
(I)	Non-income producing.

Investment companies
Underlying Funds’ Investment Managers
American Century Investment Management, Inc.	(American Century)
BlackRock Investment Management, LLC	(BlackRock)
Columbia Management Investment Advisers	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors, LP	(DFA)
Franklin®Templeton®	(Franklin Templeton)
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
Lord, Abbett & Co. LLC	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.), LLC	(MFC Global U.S.)
MFC Global Investment Management (U.S.A.) Limited	(MFC Global U.S.A.)
Pacific Investment Management Company	(PIMCO)
Perimeter Capital Management LLC	(Perimeter)
Rainier Investments Management Inc.	(Rainier)
T. Rowe Price Associates, Inc	(T. Rowe Price)
UBS Global Asset Management (Americas) Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

9
{finblurbsoi}The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Assets	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Investments in affiliated funds, at value (Note 7)	$365,153,710	$12,286,894,596	$11,543,361,161	$3,280,547,621	$2,719,841,537
Total investments, at value	365,153,710	12,286,894,596	11,543,361,161	3,280,547,621	2,719,841,537
Receivable for investments sold	891,221	5,742,421	6,642,247	—	—
Receivable for fund shares sold	—	215,296	160,733	362,973	4,978,194
Other assets and receivables	36	1,112	17,337	277	217
Total assets	366,044,967	12,292,853,425	11,550,181,478	3,280,910,871	2,724,819,948

Liabilities
Due to custodian	—	—	19,117	—	—
Payable for investments purchased	—	—	—	293,164	4,956,696
Payable for fund shares repurchased	888,365	5,863,132	6,720,589	44,107	—
Payable to affiliates
Accounting and legal services fees	4,623	152,759	142,175	40,051	32,653
Trustees’ fees	1,110	28,511	25,821	6,583	4,923
Other liabilities and accrued expenses	36,390	543,318	566,225	141,752	113,260
Total liabilities	930,488	6,587,720	7,473,927	525,657	5,107,532

Net assets
Capital paid-in	$539,367,128	$15,607,795,715	$13,178,962,880	$3,511,371,375	$2,678,157,150
Accumulated net investment loss	(421,426)	(18,522,144)	(15,518,567)	(4,713,314)	(3,738,535)
Accumulated undistributed net realized loss on investments and foreign currency transactions	(124,795,816)	(3,275,779,974)	(2,151,138,844)	(361,834,507)	(152,257,759)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(49,035,407)	(27,227,892)	530,402,082	135,561,660	197,551,560
Net assets	$365,114,479	$12,286,265,705	$11,542,707,551	$3,280,385,214	$2,719,712,416
Investments in affiliated issuers, at cost	$414,189,117	$12,314,122,488	$11,012,945,440	$3,144,985,961	$2,522,289,977

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of
$0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$102,729,306	$628,149,070	$739,444,755	$269,778,463	$225,146,536
Shares outstanding	15,273,095	63,534,269	69,640,221	24,238,566	18,533,188
Net asset value, offering price and redemption price per share	$6.73	$9.89	$10.62	$11.13	$12.15

Series II
Net assets	$184,380,079	$11,327,440,690	$9,661,116,506	$2,967,698,913	$2,470,116,424
Shares outstanding	27,489,834	1,148,922,862	914,166,309	267,932,880	204,448,735
Net asset value, offering price and redemption price per share	$6.71	$9.86	$10.57	$11.08	$12.08

Series NAV
Net assets	$78,005,094	$330,675,945	$1,142,146,290	$42,907,838	$24,449,456
Shares outstanding	11,592,265	33,406,279	107,364,226	3,852,173	2,009,266
Net asset value, offering price and redemption price per share	$6.73	$9.90	$10.64	$11.14	$12.17

10

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2010 (Unaudited)

Investment income	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Dividends	—	—	$132	—	—

Expenses
Investment management fees (Note 4)	$83,581	$2,682,487	2,473,650	$681,411	$536,007
Series I distribution and service fees (Note 4)	29,418	165,438	193,468	69,499	58,222
Series II distribution and service fees (Note 4)	258,150	15,013,826	12,523,659	3,730,987	2,930,577
Accounting and legal services fees (Note 4)	28,079	899,285	824,969	228,605	179,730
Professional fees	16,399	98,494	92,440	33,369	28,359
Printing and postage fees	6,911	210,694	184,798	50,845	39,691
Custodian fees	5,951	5,951	1,508	5,951	5,951
Trustees’ fees (Note 4)	3,677	108,721	99,872	27,799	21,842
Registration and filing fees	1,800	46,183	40,920	12,993	10,429
Other	3,375	89,387	83,699	22,622	17,874
Total expenses	437,341	19,320,466	16,518,983	4,864,081	3,828,682
Net investment loss	(437,341)	(19,320,466)	(16,518,851)	(4,864,081)	(3,828,682)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	—	12,780	—	—
Investments in affiliated issuers	(3,729,474)	(42,080,677)	(86,469,013)	(22,912,468)	45,990,557
Foreign currency transactions	—	—	(339)	—	—
	(3,729,474)	(42,080,677)	(86,456,572)	(22,912,468)	45,990,557

Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	(27,391,729)	(519,296,842)	(97,900,371)	18,317,620	26,245,409
Translation of assets and liabilities in foreign currencies	—	—	1,148	—	—
	(27,391,729)	(519,296,842)	(97,899,223)	18,317,620	26,245,409
Net realized and unrealized gain (loss)	(31,121,203)	(561,377,519)	(184,355,795)	(4,594,848)	72,235,966

Increase (decrease) in net assets from operations	($31,558,544)	($580,697,985)	($200,874,646)	($9,458,929)	$68,407,284

11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Lifestyle Aggressive Trust		Lifestyle Growth Trust		Lifestyle Balanced Trust
Increase (decrease) in net assets	Six months ended 6/30/10 (Unaudited)	Year ended 12/31/09	Six months ended 6/30/10 (Unaudited)	Year ended 12/31/09	Six months ended 6/30/10 (Unaudited)	Year ended 12/31/09
From operations
Net investment income (loss)	($437,341)	$3,223,412	($19,320,466)	$300,233,930	($16,518,851)	$372,667,068
Net realized loss	(3,729,474)	(47,412,694)	(42,080,677)	(1,724,691,061)	(86,456,572)	(1,140,627,700)
Change in net unrealized appreciation (depreciation)	(27,391,729)	152,378,933	(519,296,842)	4,665,682,638	(97,899,223)	3,508,404,933
Increase (decrease) in net assets resulting from operations	(31,558,544)	108,189,651	(580,697,985)	3,241,225,507	(200,874,646)	2,740,444,301
Distributions to shareholders
From net investment income
Series I	—	(1,058,272)	—	(16,330,609)	—	(25,197,397)
Series II	—	(1,460,344)	—	(275,751,895)	—	(306,746,701)
Series NAV	—	(702,829)	—	(8,113,420)	—	(40,362,883)
From net realized gain
Series I	—	(39,088)	—	(2,970,184)	—	(5,167,632)
Series II	—	(67,172)	—	(54,405,475)	—	(66,965,751)
Series NAV	—	(24,644)	—	(1,449,396)	—	(8,241,720)
Total distributions	—	(3,352,349)	—	(359,020,979)	—	(452,682,084)
From Portfolio share transactions (Note 5)	(19,114,693)	(951,216)	(168,045,193)	604,469,460	(224,149,709)	1,105,795,737
Total increase (decrease)	(50,673,237)	103,886,086	(748,743,178)	3,486,673,988	(425,024,355)	3,393,557,954

Net assets
Beginning of period	415,787,716	311,901,630	13,035,008,883	9,548,334,895	11,967,731,906	8,574,173,952
End of period	$365,114,479	$415,787,716	$12,286,265,705	$13,035,008,883	$11,542,707,551	$11,967,731,906

Accumulated net investment income (loss)	($421,426)	$15,915	($18,522,144)	$798,322	($15,518,567)	$1,000,284

	Lifestyle Moderate Trust		Lifestyle Conservative Trust
Increase (decrease) in net assets	Six months ended 6/30/10 (Unaudited)	Year ended 12/31/09	Six months ended 6/30/10 (Unaudited)	Year ended 12/31/09
From operations
Net investment income (loss)	($4,864,081)	$110,873,076	($3,828,682)	$94,905,278
Net realized gain (loss)	(22,912,468)	(232,617,494)	45,990,557	(103,173,701)
Change in net unrealized appreciation (depreciation)	18,317,620	779,568,305	26,245,409	432,410,320
Increase (decrease) in net assets resulting from operations	(9,458,929)	657,823,887	68,407,284	424,141,897
Distributions to shareholders
From net investment income
Series I	—	(9,998,898)	—	(8,971,129)
Series II	—	(99,538,633)	—	(85,162,586)
Series NAV	—	(1,344,033)	—	(789,949)
From net realized gain
Series I	—	(1,847,883)	—	(2,961,469)
Series II	—	(19,479,965)	—	(29,310,458)
Series NAV	—	(245,567)	—	(248,286)
Total distributions	—	(132,454,979)	—	(127,443,877)
From Portfolio share transactions (Note 5)	49,993,523	590,387,452	136,098,325	744,152,605
Total increase	40,534,594	1,115,756,360	204,505,609	1,040,850,625

Net assets
Beginning of period	3,239,850,620	2,124,094,260	2,515,206,807	1,474,356,182
End of period	$3,280,385,214	$3,239,850,620	$2,719,712,416	$2,515,206,807

Accumulated net investment income (loss)	($4,713,314)	$150,767	($3,738,535)	$90,147

12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Trust
SERIES I
06-30-2010[1]	7.30	—	[2,3,4]	(0.57)	(0.57)	—	—	—	—	6.73	(7.81)[5,6]		0.12	[8,9]	0.12	[8,9]	(0.12)[2,8]		103	2
12-31-2009	5.43	0.06	[2,3]	1.87	1.93	(0.06)	— [4]	—	(0.06)	7.30	35.63	[5]	0.13	[9]	0.13	[9]	1.01	[2]	124	43
12-31-2008	10.82	0.10	[2,3]	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)[5]		0.13	[9]	0.13	[9]	1.26	[2]	102	50
12-31-2007	11.27	0.16	[2,3]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	[5]	0.11	[9]	0.11	[9]	1.39	[2]	217	44
12-31-2006	13.46	0.06	[2,3]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46	[5]	0.11	[7]	0.11	[7]	0.52	[2]	251	32
12-31-2005	12.59	0.06	[2,3]	1.23	1.29	(0.07)	(0.35)	—	(0.42)	13.46	10.64	[5]	0.12	[7]	0.12	[7]	0.51	[2]	210	112
SERIES II
06-30-2010[1]	7.29	(0.01)[2,3]		(0.57)	(0.58)	—	—	—	—	6.71	(7.96)[5,6]		0.32	[8,9]	0.32	[8,9]	(0.32)[2,8]		184	2
12-31-2009	5.42	0.05	[2,3]	1.87	1.92	(0.05)	— [4]	—	(0.05)	7.29	35.46	[5]	0.33	[9]	0.33	[9]	0.83	[2]	213	43
12-31-2008	10.79	0.09	[2,3]	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)[5]		0.33	[9]	0.33	[9]	1.07	[2]	166	50
12-31-2007	11.22	0.14	[2,3]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	[5]	0.31	[9]	0.31	[9]	1.23	[2]	332	44
12-31-2006	13.44	0.04	[2,3]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19	[5]	0.31	[7]	0.31	[7]	0.32	[2]	367	32
12-31-2005	12.59	0.03	[2,3]	1.24	1.27	(0.07)	(0.35)	—	(0.42)	13.44	10.47	[5]	0.29	[7]	0.29	[7]	0.26	[2]	331	112
SERIES NAV
06-30-2010[1]	7.30	—	[2,3,4]	(0.57)	(0.57)	—	—	—	—	6.73	(7.81)[5,6]		0.07	[8,9]	0.07	[8,9]	(0.07)[2,8]		78	2
12-31-2009	5.43	0.07	[2,3]	1.87	1.94	(0.07)	— [4]	—	(0.07)	7.30	35.69	[5]	0.08	[9]	0.08	[9]	1.15	[2]	79	43
12-31-2008	10.82	0.14	[2,3]	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)[5]		0.08	[9]	0.08	[9]	1.80	[2]	45	50
12-31-2007	11.28	0.19	[2,3]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	[5]	0.06	[9]	0.06	[9]	1.66	[2]	45	44
12-31-2006	13.47	0.03	[2,3]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48	[5]	0.06	[7]	0.06	[7]	0.29	[2]	19	32
12-31-2005[10]	11.61	(0.01)[2,3]		1.87	1.86	— [4]	— [4]	—	— [4]	13.47	16.03	[5,6]	0.07	[7,8]	0.07	[7,8]	(0.06)[2,8]		2	112
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Less than ($0.005) per share. 5. Assumes dividend reinvestment (if applicable). 6. Not annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.12%, 0.49%–1.25%, 0.34%–1.18% and 0.34%–1.38%, for the period ended 6-30-10, and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 10. The inception date for Series NAV shares is 4-29-05.

Lifestyle Growth Trust
SERIES I
06-30-2010[1]	10.34	(0.01)[2,3]		(0.44)	(0.45)	—	—	—	—	9.89	(4.35)[4,5]		0.11	[6,7]	0.11	[6,7]	(0.11)[2,6]		628	9
12-31-2009	7.99	0.26	[2,3]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30	[4]	0.12	[7]	0.12	[7]	2.90	[2]	659	37
12-31-2008	13.76	0.25	[2,3]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)[4]		0.12	[7]	0.12	[7]	2.20	[2]	512	40
12-31-2007	13.94	0.40	[2,3]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[4]	0.11	[7]	0.11	[7]	2.84	[2]	946	17
12-31-2006	14.06	0.18	[2,3]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[4]	0.10	[8]	0.10	[8]	1.31	[2]	1,030	22
12-31-2005	13.40	0.17	[2,3]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[4]	0.12	[8]	0.12	[8]	1.30	[2]	901	111
SERIES II
06-30-2010[1]	10.32	(0.02)[2,3]		(0.44)	(0.46)	—	—	—	—	9.86	(4.46)[4,5]		0.31	[6,7]	0.31	[6,7]	(0.31)[2,6]		11,327	9
12-31-2009	7.98	0.24	[2,3]	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95	[4]	0.32	[7]	0.32	[7]	2.71	[2]	12,053	37
12-31-2008	13.73	0.25	[2,3]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)[4]		0.32	[7]	0.32	[7]	2.21	[2]	8,826	40
12-31-2007	13.88	0.40	[2,3]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[4]	0.31	[7]	0.31	[7]	2.82	[2]	13,018	17
12-31-2006	14.03	0.13	[2,3]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[4]	0.30	[8]	0.30	[8]	0.96	[2]	9,552	22
12-31-2005	13.39	0.10	[2,3]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[4]	0.30	[8]	0.30	[8]	0.74	[2]	4,881	111
SERIES NAV
06-30-2010[1]	10.35	—	[2,3,9]	(0.45)	(0.45)	—	—	—	—	9.90	(4.35)[4,5]		0.06	[6]	0.06	[6,7]	(0.06)[2,6]		331	9
12-31-2009	8.00	0.28	[2,3]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32	[4]	0.07	[7]	0.07	[7]	3.08	[2]	323	37
12-31-2008	13.78	0.30	[2,3]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)[4]		0.07	[7]	0.07	[7]	2.71	[2]	211	40
12-31-2007	13.96	0.45	[2,3]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	[4]	0.06	[7]	0.06	[7]	3.22	[2]	234	17
12-31-2006	14.07	0.14	[2,3]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	[4]	0.05	[8]	0.05	[8]	1.03	[2]	115	22
12-31-2005[10]	12.46	—	[2,3,9]	1.63	1.63	— [9]	(0.02)	—	(0.02)	14.07	13.08	[4,5]	0.06	[6,8]	0.06	[6,8]	(0.03)[2,6]		23	111
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.12%, 0.49%–1.25%, 0.49%–1.18% and 0.49%–1.29%, for the period ended 6-30-10, and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 9. Less than ($0.005) per share. 10. The inception date for Series NAV shares is 4-29-05.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Lifestyle Balanced Trust
SERIES I
06-30-2010[1]	10.79	(0.01)[2,3]		(0.16)	(0.17)	—	—	—	—	10.62	(1.58)[4,5]		0.11	[6,7]	0.11	[6,7]	(0.11)[2,6]		739	13
12-31-2009	8.59	0.38	[2,3]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75	[4]	0.11	[7]	0.11	[7]	3.91	[2]	774	34
12-31-2008	13.61	0.34	[2,3]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)[4]		0.12	[7]	0.12	[7]	2.94	[2]	581	36
12-31-2007	13.84	0.60	[2,3]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[4]	0.11	[7]	0.11	[7]	4.28	[2]	1,065	13
12-31-2006	13.91	0.26	[2,3]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[4]	0.10	[8]	0.10	[8]	1.96	[2]	1,132	19
12-31-2005	13.79	0.27	[2,3]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[4]	0.12	[8]	0.12	[8]	2.08	[2]	1,031	99
SERIES II
06-30-2010[1]	10.75	(0.02)[2,3]		(0.16)	(0.18)	—	—	—	—	10.57	(1.67)[4,5]		0.31	[6,7]	0.31	[6,7]	(0.31)[2,6]		9,661	13
12-31-2009	8.56	0.36	[2,3]	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48	[4]	0.31	[7]	0.31	[7]	3.71	[2]	9,973	34
12-31-2008	13.56	0.36	[2,3]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)[4]		0.32	[7]	0.32	[7]	3.11	[2]	6,959	36
12-31-2007	13.79	0.60	[2,3]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[4]	0.31	[7]	0.31	[7]	4.30	[2]	9,496	13
12-31-2006	13.89	0.21	[2,3]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[4]	0.30	[8]	0.30	[8]	1.60	[2]	7,318	19
12-31-2005	13.78	0.18	[2,3]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[4]	0.30	[8]	0.30	[8]	1.34	[2]	4,538	99
SERIES NAV
06-30-2010[1]	10.81	—	[2,3,9]	(0.17)	(0.17)	—	—	—	—	10.64	(1.57)[4,5]		0.06	[6,7]	0.06	[6,7]	(0.06)[2,6]		1,142	13
12-31-2009	8.60	0.36	[2,3]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90	[4]	0.06	[7]	0.06	[7]	3.79	[2]	1,221	34
12-31-2008	13.63	1.43	[2,3]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)[4]		0.08	[7]	0.08	[7]	14.44	[2]	1,035	36
12-31-2007	13.86	0.65	[2,3]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[4]	0.06	[7]	0.06	[7]	4.67	[2]	103	13
12-31-2006	13.92	0.21	[2,3]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[4]	0.05	[8]	0.05	[8]	1.61	[2]	52	19
12-31-2005[10]	12.67	—	[2,3,9]	1.26	1.26	— [9]	(0.01)	—	(0.01)	13.92	9.94	[4,5]	0.06	[6,8]	0.06	[6,8]	(0.03)[2,6]		12	99
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.12%, 0.49%–1.23%, 0.49%–1.17% and 0.49%–1.12%, for the period ended 6-30-10, and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 9. Less than ($0.005) per share. 10. The inception date for Series NAV shares is 4-29-05.

Lifestyle Moderate Trust
SERIES I
06-30-2010[1]	11.15	(0.01)[2,3]		(0.01)	(0.02)	—	—	—	—	11.13	(0.18)[4,5]		0.11	[6,7]	0.11	[6,7]	(0.11)[2,6]		270	16
12-31-2009	9.15	0.43	[2,3]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26	[4]	0.12	[7]	0.12	[7]	4.24	[2]	278	31
12-31-2008	13.00	0.43	[2,3]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)[4]		0.12	[7]	0.12	[7]	3.72	[2]	215	28
12-31-2007	13.37	0.74	[2,3]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[4]	0.11	[7]	0.11	[7]	5.54	[2]	333	13
12-31-2006	13.35	0.30	[2,3]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[4]	0.11	[8]	0.11	[8]	2.33	[2]	349	19
12-31-2005	13.80	0.33	[2,3]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[4]	0.12	[8]	0.12	[8]	2.51	[2]	327	101
SERIES II
06-30-2010[1]	11.10	(0.02)[2,3]		—	(0.02)	—	—	—	—	11.08	(0.18)[4,5]		0.31	[6,7]	0.31	[6,7]	(0.31)[2,6]		2,968	16
12-31-2009	9.12	0.42	[2,3]	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86	[4]	0.32	[7]	0.32	[7]	4.18	[2]	2,925	31
12-31-2008	12.95	0.47	[2,3]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)[4]		0.32	[7]	0.32	[7]	4.07	[2]	1,890	28
12-31-2007	13.32	0.74	[2,3]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[4]	0.31	[7]	0.31	[7]	5.56	[2]	2,042	13
12-31-2006	13.33	0.26	[2,3]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[4]	0.31	[8]	0.31	[8]	2.02	[2]	1,560	19
12-31-2005	13.80	0.24	[2,3]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[4]	0.30	[8]	0.30	[8]	1.80	[2]	1,108	101
SERIES NAV
06-30-2010[1]	11.15	—	[2,3,9]	(0.01)	(0.01)	—	—	—	—	11.14	(0.09)[4,5]		0.06	[6,7]	0.06	[6,7]	(0.06)[2,6]		43	16
12-31-2009	9.16	0.50	[2,3]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19	[4]	0.07	[7]	0.07	[7]	4.84	[2]	37	31
12-31-2008	13.01	0.58	[2,3]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)[4]		0.07	[7]	0.07	[7]	5.08	[2]	19	28
12-31-2007	13.38	0.84	[2,3]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	[4]	0.06	[7]	0.06	[7]	6.30	[2]	13	13
12-31-2006	13.35	0.24	[2,3]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	[4]	0.06	[8]	0.06	[8]	1.88	[2]	5	19
12-31-2005[10]	12.59	(0.01)[2,3]		0.77	0.76	—	—	—	—	13.35	6.04	[4,5]	0.06	[6,8]	0.06	[6,8]	(0.06)[2,6]		2	101
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.12%, 0.49%–1.23%, 0.34%–1.17% and 0.34%–1.38%, for the period ended 6-30-10, and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 9. Less than ($0.005) per share. 10. The inception date for Series NAV shares is 4-29-05.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Lifestyle Conservative Trust
SERIES I
06-30-2010[1]	11.83	(0.01)[2,3]		0.33	0.32	—	—	—	—	12.15	2.70	[4,10]	0.11	[6,7]	0.11	[6,7]	(0.11)[2,6]		225	21
12-31-2009	10.26	0.51	[2,3]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71	[4]	0.12	[7]	0.12	[7]	4.58	[2]	229	37
12-31-2008	13.02	0.55	[2,3]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)[4]		0.12	[7]	0.12	[7]	4.52	[2]	168	31
12-31-2007	13.43	0.91	[2,3]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[4]	0.11	[7]	0.11	[7]	6.84	[2]	182	27
12-31-2006	13.42	0.39	[2,3]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[4]	0.11	[5]	0.11	[5]	3.00	[2]	171	34
12-31-2005	14.20	0.42	[2,3]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[4]	0.12	[5]	0.12	[5]	3.16	[2]	182	104
SERIES II
06-30-2010[1]	11.78	(0.02)[2,3]		0.32	0.30	—	—	—	—	12.08	2.55	[4,10]	0.31	[6,7]	0.31	[6,7]	(0.31)[2,6]		2,470	21
12-31-2009	10.22	0.52	[2,3]	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44	[4]	0.32	[7]	0.32	[7]	4.65	[2]	2,266	37
12-31-2008	12.96	0.63	[2,3]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)[4]		0.32	[7]	0.32	[7]	5.30	[2]	1,297	31
12-31-2007	13.37	0.91	[2,3]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[4]	0.31	[7]	0.31	[7]	6.85	[2]	738	27
12-31-2006	13.40	0.35	[2,3]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[4]	0.31	[5]	0.31	[5]	2.71	[2]	524	34
12-31-2005	14.19	0.32	[2,3]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[4]	0.30	[5]	0.30	[5]	2.39	[2]	422	104
SERIES NAV
06-30-2010[1]	11.84	—	[2,3,8]	0.33	0.33	—	—	—	—	12.17	2.79	[4,10]	0.06	[6,7]	0.06	[6,7]	(0.06)[2,6]		24	21
12-31-2009	10.28	0.56	[2,3]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63	[4]	0.07	[7]	0.07	[7]	4.99	[2]	20	37
12-31-2008	13.03	0.68	[2,3]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)[4]		0.07	[7]	0.07	[7]	5.72	[2]	10	31
12-31-2007	13.45	1.02	[2,3]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	[4]	0.06	[7]	0.06	[7]	7.60	[2]	5	27
12-31-2006	13.44	0.29	[2,3]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43	[4]	0.06	[5]	0.06	[5]	2.22	[2]	3	34
12-31-2005[9]	12.99	(0.01)[2,3]		0.46	0.45	—	—	—	—	13.44	3.46	[4,10]	0.06	[5,6]	0.06	[5,6]	(0.06)[2,6]		1	104
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Assumes dividend reinvestment (if applicable). 5. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.02%, 0.49%–0.99%, 0.49%–1.11% and 0.63%–1.06%, for the period ended 6-30-10, and the years ended 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Less than ($0.005) per share. 9. The inception date for Series NAV shares is 4-29-05. 10. Not annualized.

15

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Lifestyle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report.

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Series I, Series II and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser). The Portfolios are a series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at jhfunds.com and on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments for the Portfolios are categorized as Level 1 under the hierarchy discussed above.

During the six-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day. All other securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Portfolio becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Expenses   The majority of expenses are directly attributable to an individual Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolios’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service (Rule 12b-1) fees, if any, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Line of Credit  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolio and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. At June 30, 2010, the Portfolios did not have an outstanding balance from the line of credit.

Federal Income Taxes  The Portfolios intend to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

16

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For federal income tax purposes, the Portfolios have a capital loss carryforward available, to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2009.

	Capital Loss Carryforward Expiring at December 31,
Portfolio	2016	2017
Lifestyle Aggressive Trust	$18,106,211	$76,132,988
Lifestyle Growth Trust	247,107,123	2,602,970,929
Lifestyle Balanced Trust	—	1,670,026,111
Lifestyle Moderate Trust	18,776,651	255,609,467
Lifestyle Conservative Trust	—	116,072,344

As of December 31, 2009, the Portfolios have no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2010, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Lifestyle Aggressive Trust	$436,705,029	$15,841,778	$87,393,097	($71,551,319)
Lifestyle Growth Trust	12,682,594,275	1,040,758,936	1,436,458,615	(395,699,679)
Lifestyle Balanced Trust	11,398,090,715	988,441,971	843,171,525	145,270,446
Lifestyle Moderate Trust	3,204,396,217	220,348,816	144,197,412	76,151,404
Lifestyle Conservative Trust	2,602,925,491	201,855,849	84,939,803	116,916,046

Distribution of Income and Gains  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the Portfolio with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period.

3.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

4.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC serves as investment adviser for the Funds. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee  The Trust has entered into an Advisory Agreement with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Funds II (JHF II). JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC. The Portfolios have a subadvisory agreement with MFC Global Investment Management (U.S.A.), Limited, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated Funds are any Fund of the Trust, JHF II and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

Under the Advisory Agreement, the Lifestyle Portfolios pay a daily management fee to the Adviser. The fees on Affiliated Fund Assets and Other Assets are stated as an annual percentage of the current value of the aggregate net assets of all the Lifestyle Portfolios and the JHF II Lifestyle Funds. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each Lifestyle Portfolio.

	First $7.5 Billion of Average Net Assets	Excess over $7.5 Billion of Average Net Assets
Affiliated Fund Assets	0.05%	0.04%
Other Assets	0.50%	0.49%

17

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The investment management fees incurred for the six-month period ended June 30, 2010 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive Trust	0.04%
Lifestyle Growth Trust	0.04%
Lifestyle Balanced Trust	0.04%
Lifestyle Moderate Trust	0.04%
Lifestyle Conservative Trust	0.04%

Expense Reimbursements  The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the Lifestyle Portfolios exceed the percentage 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, advisory fees, Rule 12b-1 fees, underlying Portfolio expenses and short dividends. This expense reduction will continue in effect until terminated by the Adviser. There were no waivers under this plan for the six-month period ended June 30, 2010.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolios and the underlying investments does not exceed 0.50% of the Lifestyle Portfolio’s first $7.5 billion of average net assets and 0.49% of the Portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time. There were no waivers under this plan for the six-month period ended June 30, 2010.

Accounting and Legal Services  Pursuant to the Service Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six-month period ended June 30, 2010, amounted to an annual rate of 0.01% of each Portfolio’s average net assets.

Distribution and Service Plans  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee Expenses  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

5.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six-month period ended June 30, 2010 and for the year ended December 31, 2009 were as follows:

Lifestyle Aggressive Trust	Six-month period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	431,023	$3,195,655	1,957,668	$11,433,845
Distributions reinvested	—	—	149,487	1,097,360
Repurchased	(2,102,429)	(15,220,146)	(3,865,256)	(22,865,685)
Net decrease	(1,671,406)	($12,024,491)	(1,758,101)	($10,334,480)
Series II shares
Sold	487,443	$3,575,216	1,932,145	$11,927,065
Distributions reinvested	—	—	207,825	1,527,516
Repurchased	(2,259,055)	(16,630,674)	(3,456,124)	(20,137,739)
Net decrease	(1,771,612)	($13,055,458)	(1,316,154)	($6,683,158)
Series NAV shares
Sold	1,207,559	$8,801,308	3,388,853	$20,514,677
Distributions reinvested	—	—	99,104	727,473
Repurchased	(390,032)	(2,836,052)	(930,140)	(5,175,728)
Net increase	817,527	$5,965,256	2,557,817	$16,066,422
Net decrease	(2,625,491)	($19,114,693)	(516,438)	($951,216)

18

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Growth Trust	Six-month period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,185,589	$23,000,288	4,618,263	$41,172,475
Distributions reinvested	—	—	1,860,773	19,300,793
Repurchased	(2,372,726)	(24,433,294)	(6,787,762)	(58,269,590)
Net increase (decrease)	(187,137)	($1,433,006)	(308,726)	$2,203,678
Series II shares
Sold	11,552,786	$122,808,290	61,732,554	$512,956,781
Distributions reinvested	—	—	31,819,315	330,157,370
Repurchased	(30,676,848)	(311,966,982)	(32,036,291)	(286,325,663)
Net increase (decrease)	(19,124,062)	($189,158,692)	61,515,578	$556,788,488
Series NAV shares
Sold	2,532,103	$26,569,092	5,126,477	$45,995,720
Distributions reinvested	—	—	921,251	9,562,816
Repurchased	(388,319)	(4,022,587)	(1,179,849)	(10,081,242)
Net increase	2,143,784	$22,546,505	4,867,879	$45,477,294
Net increase (decrease)	(17,167,415)	($168,045,193)	66,074,731	$604,469,460

Lifestyle Balanced Trust	Six-month period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,763,265	$19,445,128	5,069,928	$49,034,648
Issued in reorganization (Note 8)	—	—	2,855,909	31,527,934
Distributions reinvested	—	—	2,815,399	30,365,029
Repurchased	(3,793,054)	(41,597,260)	(6,743,358)	(60,732,341)
Net increase (decrease)	(2,029,789)	($22,152,132)	3,997,878	$50,195,270
Series II shares
Sold	5,815,108	$64,570,417	77,142,860	$696,975,419
Issued in reorganization (Note 8)	—	—	14,292,350	156,990,742
Distributions reinvested	—	—	34,738,895	373,712,452
Repurchased	(19,059,826)	(205,205,297)	(12,052,673)	(112,507,576)
Net increase (decrease)	(13,244,718)	($140,634,880)	114,121,432	$1,115,171,037
Series NAV shares
Sold	770,825	$8,490,336	1,451,071	$13,387,360
Issued in reorganization (Note 8)	—	—	1,503,324	16,627,929
Distributions reinvested	—	—	4,502,391	48,604,603
Repurchased	(6,365,126)	(69,853,033)	(14,785,282)	(138,190,462)
Net decrease	(5,594,301)	($61,362,697)	(7,328,496)	($59,570,570)
Net increase (decrease)	(20,868,808)	($224,149,709)	110,790,814	$1,105,795,737

Lifestyle Moderate Trust	Six-month period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	702,166	$7,970,422	3,484,095	$35,132,636
Distributions reinvested	—	—	1,060,045	11,846,781
Repurchased	(1,402,695)	(15,920,961)	(3,092,998)	(30,643,116)
Net increase (decrease)	(700,529)	($7,950,539)	1,451,142	$16,336,301
Series II shares
Sold	8,388,864	$95,269,569	48,808,037	$475,737,679
Distributions reinvested	—	—	10,675,570	119,018,598
Repurchased	(3,838,862)	(43,264,628)	(3,474,902)	(34,272,397)
Net increase	4,550,002	$52,004,941	56,008,705	$560,483,880
Series NAV shares
Sold	778,136	$8,853,513	1,455,614	$15,178,256
Distributions reinvested	—	—	142,219	1,589,600
Repurchased	(257,310)	(2,914,392)	(306,517)	(3,200,585)
Net increase	520,826	$5,939,121	1,291,316	$13,567,271
Net increase	4,370,299	$49,993,523	58,751,163	$590,387,452

Lifestyle Conservative Trust	Six-month period ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,047,989	$24,616,586	5,703,741	$62,574,325
Distributions reinvested	—	—	1,013,104	11,932,598
Repurchased	(2,878,719)	(34,926,311)	(3,718,559)	(42,139,546)
Net increase (decrease)	(830,730)	($10,309,725)	2,998,286	$32,367,377
Series II shares
Sold	22,530,184	$270,000,621	63,480,077	$676,519,751
Distributions reinvested	—	—	9,752,571	114,473,044
Repurchased	(10,537,490)	(127,557,802)	(7,675,571)	(87,523,853)
Net increase	11,992,694	$142,442,819	65,557,077	$703,468,942
Series NAV shares
Sold	479,063	$5,819,717	880,814	$9,842,685
Distributions reinvested	—	—	87,892	1,038,235
Repurchased	(152,607)	(1,854,486)	(223,335)	(2,564,634)
Net increase	326,456	$3,965,231	745,371	$8,316,286
Net increase	11,488,420	$136,098,325	69,300,734	$744,152,605

19

6.  PURCHASE AND SALE OF SECURITIES The following summarizes the purchases and sales of the affiliated underlying funds for the six-month period ended June 30, 2010.

PORTFOLIO	PURCHASES	SALES
Lifestyle Aggressive Trust	$9,790,602	$29,282,433
Lifestyle Growth Trust	1,145,442,219	1,332,350,142
Lifestyle Balanced Trust	1,503,690,810	1,743,513,246
Lifestyle Moderate Trust	578,905,321	533,680,668
Lifestyle Conservative Trust	680,128,330	547,785,981

7.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six-month period ended June 30, 2010, the following Portfolios held 5% or more of an underlying fund’s net assets:

PORTFOLIO	AFFILIATED CLASS NAV	PERCENTAGE OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Aggressive Trust
	All Cap Value	8.09%
	Heritage	5.84%
	International Small Company	10.66%
	Mid Cap Value Equity	5.18%
	Small Cap Opportunities	5.91%
Lifestyle Growth Trust
	500 Index	40.66%
	All Cap Core	37.12%
	Alpha Opportunities	53.13%
	Blue Chip Growth	21.28%
	Bond	24.90%
	Capital Appreciation	30.84%
	Core Bond	26.51%
	Emerging Markets Value	54.61%
	Equity-Income	26.26%
	Floating Rate Income	50.23%
	Fundamental Value	29.53%
	Global Bond	16.03%
	Growth Equity	58.38%
	Heritage	48.89%
	High Income	26.90%
	High Yield	26.36%
	International Core	40.26%
	International Index	48.94%
	International Opportunities	43.57%
	International Value	26.46%
	Large Cap Value	38.72%
	Mid Cap Index	24.40%
	Mid Cap Stock	17.57%
	Mid Cap Value Equity	49.39%
	Mid Value	17.82%
	New Income	26.50%
	Optimized Value	58.42%
	Short Term Government Income	12.81%
	Small Cap Growth	16.36%
	Small Cap Index	27.64%
	Small Cap Opportunities	39.41%
	Small Cap Value	10.96%
	Small Company Growth	51.52%
	Small Company Value	25.17%
	Smaller Company Growth	23.31%
	Strategic Bond	11.77%
	Strategic Income Opportunities	13.54%
	Total Bond Market Trust A	18.26%
	Total Return	19.59%
	U.S. High Yield Bond	18.59%
	U.S. Multi Sector	49.40%
	Value & Restructuring	54.52%
Lifestyle Balanced Trust
	500 Index	25.00%
	All Cap Core	34.27%
	Alpha Opportunities	39.24%
	Blue Chip Growth	13.74%
	Bond	39.58%
	Capital Appreciation	20.07%
	Core Bond	41.79%
	Emerging Markets Value	38.42%
	Equity-Income	19.19%
	Floating Rate Income	29.13%
Lifestyle Balanced Trust continued
	Fundamental Value	20.62%
	Global Bond	25.48%
	Growth Equity	39.03%
	Heritage	45.25%
	High Income	43.85%
	High Yield	43.52%
	International Core	30.68%
	International Index	31.19%
	International Opportunities	30.82%
	International Value	18.91%
	Large Cap Value	22.11%
	Mid Cap Index	16.71%
	Mid Cap Stock	12.15%
	Mid Cap Value Equity	45.41%
	Mid Value	12.22%
	New Income	42.16%
	Optimized Value	33.35%
	Short Term Government Income	19.81%
	Small Cap Growth	11.67%
	Small Cap Index	16.85%
	Small Cap Value	9.04%
	Small Company Growth	35.55%
	Small Company Value	16.93%
	Smaller Company Growth	18.58%
	Strategic Bond	19.03%
	Strategic Income Opportunities	31.18%
	Total Bond Market Trust A	28.15%
	Total Return	30.94%
	U.S. High Yield Bond	41.17%
	U.S. Multi Sector	37.37%
	Value & Restructuring	31.09%
Lifestyle Moderate Trust
	500 Index	6.02%
	Alpha Opportunities	5.42%
	Blue Chip Growth	5.43%
	Bond	15.94%
	Capital Appreciation	7.94%
	Core Bond	14.61%
	Equity-Income	5.36%
	Floating Rate Income	8.15%
	Global Bond	8.98%
	High Income	16.82%
	International Core	10.86%
	International Index	7.07%
	International Opportunities	8.74%
	International Value	5.37%
	Large Cap Value	8.19%
	New Income	15.16%
	Short Term Government Income	6.86%
	Small Company Growth	8.14%
	Strategic Bond	7.51%
	Strategic Income Opportunities	8.11%
	Total Bond Market Trust A	9.92%
	Total Return	10.87%
	U.S. High Yield Bond	19.03%
	U.S. Multi Sector	7.05%
	Value & Restructuring	11.46%

20

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATED CLASS NAV	PERCENTAGE OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Conservative Trust
	Bond	19.59%
	Core Bond	15.08%
	Floating Rate Income	12.47%
	Global Bond	9.72%
	New Income	16.20%
	Short Term Government Income	7.36%
	Small Cap Index	5.07%
	Strategic Bond	7.60%
	Strategic Income Opportunities	7.40%
	Total Bond Market Trust A	10.90%
	Total Return	11.63%
	U.S. High Yield Bond	11.90%

8.  PORTFOLIO MERGERS On October 19, 2009, the shareholders of Global Allocation Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of the Lifestyle Balanced Trust (the Acquiring Portfolio).

The Agreement provides for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for a representative amount of shares of the Acquiring Portfolio; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The Reorganization is intended to eliminate the underperforming Acquired Portfolio in favor of the Acquiring Portfolio that has better performance records and is expected to have improved prospects for continued asset growth. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, this reorganization did not qualify as a tax-free reorganization for federal income tax purposes. Thus, the investments are transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 13, 2009. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Lifestyle Balanced Trust	Global Allocation Trust	$205,146,605	18,651,583	$11,565,114,587	$11,770,261,192

Because the combined Portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statements of Operations at December 31, 2009. See Note 5 for capital shares issued in connection with the above referenced reorganization.

21

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semiannual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS””), approving the Adviser’s selection of subadvisers for the portfolios of the Trust that are not managed directly by the Adviser and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and to the Funds that it manages directly and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers (or the Adviser where applicable);

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs, the investments of the Funds that JHIMS manages directly and the Trust’s subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b)  considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c)  considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and, where applicable, their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): the Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds of the Trust and John Hancock Funds II.), and

(b)  reviewed the Trust’s advisory fee structure and the incorporation, where applicable, of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund and the net profitability to Manulife Financial of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

22

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees, continued

(b)  reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c)  considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board,

(d)  considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds,

(e)  noted that the subadvisory fees for the Funds are paid by JHIMS and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information, and

(f)  considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Trustees reviewed the advisory fee to be paid to the Adviser for each Lifestyle Trust and concluded that the advisory fee to be paid to the Adviser with respect to each Lifestyle Trust is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Lifestyle Trust and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Lifestyle Trust and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27-28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (7) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors. See (8) below for information relating to the business arrangement between the Adviser and Rainer Investment Management Inc. See (9) below for information relating to the business arrangement between the Adviser and SSgA Funds Management.

(6)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a five year period ending December 31, 2012 and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(7)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisors LP (“DFA”) in which DFA agrees that it will not for a five year period ending April 28, 2013 serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust.

23

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees, continued

(This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

(8)	Rainier Investment Management Inc. (“Rainier”) the subadviser to the Growth Equity Trust is also the subadviser to the JHF III John Hancock Rainier Growth Fund (the “JHF III Rainier Fund”). In connection with the management of the JHF III Rainier Fund, the Adviser and Rainier have entered into an overall business arrangement under which Rainier has agreed not to offer investment management services to certain competitors of the Adviser for the investment strategies it manages for the Adviser for a three year period ending April 25, 2011. As part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier specified amounts if total assets of John Hancock investment products subadvised by Rainier do not equal or exceed certain thresholds for a period of up to three years. Such amounts may total up to $7.5 million per year for each of the three years. As a further part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier a specified amount if the Rainier subadvisory agreement for the JHF III Rainier Fund is terminated within a three-year period. Such amount may total up to $22.5 million. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the JHF III Rainier Fund and its shareholders, it will not support or recommend to the Board of Trustees of JHF III any termination of the Rainier subadvisory agreement with respect to the JHF III Rainier Fund for a three-year period. Neither JHF III nor the JHF III Rainier Fund is a party to any of these arrangements, and they are not binding upon the JHF III Rainier Fund or the JHF III Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the JHF III Rainier subadvisory agreements for as long as these arrangements remain in effect.

(9)	In connection with SSgA Funds Management, Inc. (“SSgA”) providing subadvisory services to the JHF II Mid Cap Value Index Fund and the JHF II Mid Cap Growth Index Fund (the “Index Funds”), the Adviser has agreed that if the aggregate subadvisory fee paid to SSgA for managing the Index Funds is not at least $200,000 per year then the Adviser will pay SSgA the difference between $200,000 and the amount of subadvisory fees paid. This minimum fee is not applicable during the first year of the Index Funds’ operations ending April 30, 2011, will be paid out of the advisory fee and is not an additional expense to the Index Funds. Neither JHT nor JHF II is a party to this arrangement, and they are not binding upon JHT, JHF II, the portfolios subadvised by SSgA or the Board of Trustees of JHT and JHF II. However, such arrangement could present a conflict of interests since the Adviser may have incentive to allocate JHF II fund of funds assets to the Index Funds in order to generate the minimum annual account fee.

In addition, in the case of each Lifestyle Trust, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Lifestyle Trust and concluded that the subadvisory fee to be paid to the subadviser with respect to each Lifestyle Trust is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Lifestyle Trust and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Lifestyle Trust and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

24

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Comments

Lifestyle Aggressive (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust modestly outperformed for the one-year period, slightly underperformed for the three-year period, and outperformed for the five- and ten-year periods.
Morningstar Category — The Trust modestly outperformed for the one-year period, slightly underperformed for the three-year period and outperformed for the five- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to its underperformance relative to its benchmark and peer group for the three-year period, and noted the Trust’s favorable overall performance.

Lifestyle Balanced (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust outperformed for the one-year period, underperformed for the three-year period, modestly outperformed for the five-year period, and slightly underperformed for the ten-year period.
Morningstar Category — The Trust modestly outperformed for the one-year period and outperformed for the three-year, five-year and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to its underperformance relative to its benchmark for the three-year and ten-year periods, and noted the Trust’s favorable overall performance.

Lifestyle Conservative (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust outperformed for the one-year period, underperformed for the three-year period, slightly underperformed for the five-year period, and slightly outperformed for the ten-year period.
Morningstar Category — The Trust slightly underperformed for the one-year period and outperformed for the three-year, five-year and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to its underperformance relative to its benchmark for the three-year and five-year periods, and its peer group for the one-year period and noted the Trust’s favorable overall performance.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

25

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2010	Fees and Expenses	Comments

Lifestyle Growth (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust modestly outperformed for the one-year period, underperformed for the three-year period and outperformed for the five-year and ten-year periods.
Morningstar Category — The Trust slightly underperformed for the one-year period and outperformed for the three-year, five-year and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to its underperformance relative to its benchmark for the three-year period and its peer group for the one-year period, and noted the Trust’s favorable overall performance.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Lifestyle Moderate (MFC Global Investment Management (U.S.A.) Limited)
Benchmark Index — The Trust outperformed for the one-year period, underperformed for the three-year period, slightly underperformed for the five-year period, and modestly outperformed for the ten-year period.
Morningstar Category — The Trust outperformed for the one-year period, slightly underperformed for the three-year period, modestly outperformed for the five-year period, and outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are modestly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to its underperformance relative to its benchmark for the three-year and five-year periods and relative to its peer group for the three-year period, and noted the Trust’s favorable overall performance.

26

John Hancock Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies, if any, relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

27

American Funds Insurance Series®is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the outside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Investment results, unless otherwise indicated, are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Applicable fund results shown reflect the waiver and/or reimbursements, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency and interest rate fluctuations; local, regional or global political, social or economic instability; differing securities regulations and accounting standards; possible changes in taxation; periods of illiquidity; and price volatility. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fl uctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies, such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness. See the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

In this report

Investment portfolios

Global Discovery Fund

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Asset Allocation Fund

Bond Fund

Global Bond Fund

High-Income Bond Fund

U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

Fellow investors:

Over the first half of 2010, investment results for the funds in American Funds Insurance Series reflected the continued volatility of markets during a period of gradual economic recovery.

This recovery is fundamentally shaped by its roots in the recent credit crisis and the recession that followed. Recessions driven by a credit crisis tend to be deeper, longer and more problematic than others, and that has held true for the recent one. It was the deepest recession since World War II, and in many respects, the recovery has also been the slowest since the war.

The current weakness is a reflection of the pressures that remain on the system. These pressures include excessive debt, high unemployment and concerns about the durability of the recovery which is under way. Consumers, who are accustomed to making large purchases on credit, continue to defer borrowing until they feel more confident in their ability to make the payments. Sales of the more expensive items — from housing to automobiles to furniture — remain well below their peak.

Still, we believe that we are working our way through these challenges and that the worst is behind us, though this will continue to be a very slow recovery. In the meantime, while stocks have come back considerably from their lows, valuations appear reasonable based on outlooks for future earnings. As such, we believe that equity markets remain attractive, especially relative to many other alternatives.

We believe investors will, in due course, renew their interest in equity markets because they offer a higher likelihood of achieving the type of returns investors need to plan for retirement, and for pension funds and endowments to meet their obligations. A 0.25% return on cash or a roughly 3% return on 10-year Treasuries is simply not very high for the long term. Nevertheless, investors have recently continued to favor bond markets, often at the expense of equities.

As equity markets likely will continue to be volatile, stock selection will be paramount, and our extensive, proprietary global research approach should enhance our opportunity to achieve good returns.

We remain committed to our research effort. Our investment professionals travel the world in search of investment opportunities. They stay in touch with the companies they cover, and they continue to monitor those companies’ suppliers, bankers, customers and competitors to keep an up-to-date perspective on operations. In addition to our bottom-up examination of companies and issuers, our investment professionals work closely with internal economists and consult with industry specialists and government officials to develop nuanced perspectives. Because our system emphasizes individual decision-making as well as collaboration, our portfolio counselors and investment analysts continue to follow their highest conviction ideas while keeping in mind a broad range of viewpoints.

While we encourage a long-term view, we know that short-term perturbations are inevitable. In this particular period, many investors focused on deficits and fiscal problems in Greece and other euro zone countries — issues that were accentuated by the shared currency. Yet the sovereign debt problems in Europe were just the latest reverberations of the credit crisis. Following the playbook of the American response, central governments around the world have stepped up to deal with the debt crises that have arisen.

Based partly on concerns about the euro, the dollar gained against most other currencies in the first half of 2010, rising 14.6% against the euro and 7.4% against the British pound, though it fell 5.2% against the Japanese yen. The dollar’s gains contributed to declines in many stock markets outside the U.S., especially in developed countries, which fell 12.2% as measured by the MSCI World ex USA Index. Meanwhile, the U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, fell 6.6%. Stock markets in developing countries also declined, as reflected in the MSCI Emerging Markets Index, which fell 6.0%.

American Funds Insurance Series

During the period, the Federal Reserve maintained its target for the federal funds rate at 0%–0.25%, which has not changed since December 2008. Yields on 10-year Treasuries fell from 3.85% at year-end to 2.97%, reflecting a tailwind for government bonds. Late in the period, concerns about the equity market and higher risk securities also helped drive up the prices of many investment-grade bonds, which ended the period at relatively low yield levels. Overall, the U.S. bond market, as measured by the Citigroup Broad Investment Grade (BIG) Index, rose 5.3%. High-yield bonds, as measured by the Credit Suisse High Yield Index, gained 4.7%.

The global bond market, as measured by the Barclays Capital Global Aggregate Index, fell 0.3%, owing in large part to the strengthening of the U.S. dollar. Bonds in developing countries — and their currencies — proved more resilient, gaining 5.1%, as measured by the J.P. Morgan Emerging Markets Bond Index Plus. This may reflect the fiscal and economic soundness of many developing countries compared with developed countries, which continue to work through their excessive debt.

We currently believe that an excessively strong recovery is not required for stock market returns to improve, and we feel confident about the investment opportunities we have identified. We also remain committed to our investment approach and long-term focus, and we encourage investors to stay the course and remain focused on the future.

We look forward to reporting to you again in six months.

Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President

August 9, 2010

American Funds Insurance Series

Total returns for periods ended June 30, 2010

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense

		6 months	1 year	5 years	10 years	Lifetime	ratios
Global Discovery Fund	Class 1	–9.41%	11.37%	3.38%	—	2.91%	.61%
(since 7/5/01)	Class 2	–9.46	11.20	3.13	—	2.66	.86

Global Growth Fund	Class 1	–10.21	12.18	4.74	1.29%	8.03	.56
(since 4/30/97)	Class 2	–10.36	11.89	4.47	1.03	7.76	.82

Global Small Capitalization Fund	Class 1	–4.31	21.60	5.37	4.00	9.41	.76
(since 4/30/98)	Class 2	–4.46	21.32	5.10	3.74	9.14	1.01

Growth Fund	Class 1	–5.34	16.98	0.80	–0.64	11.93	.35
(since 2/8/84)	Class 2	–5.47	16.69	0.55	–0.89	11.63	.60
	Class 3	–5.43	16.76	0.62	–0.82	11.73	.53

International Fund	Class 1	–13.18	8.01	4.49	0.91	8.20	.54
(since 5/1/90)	Class 2	–13.27	7.74	4.23	0.66	7.92	.79
	Class 3	–13.27	7.83	4.31	0.73	8.00	.72

New World Fund	Class 1	–5.15	18.45	10.93	8.93	9.58	.82
(since 6/17/99)	Class 2	–5.27	18.17	10.65	8.66	9.30	1.07

Blue Chip Income and Growth Fund	Class 1	–7.12	15.62	–0.52	—	0.38	.44
(since 7/5/01)	Class 2	–7.20	15.35	–0.75	—	0.13	.69

Global Growth and Income Fund	Class 1	–8.73	15.48	—	—	–1.44	.63
(since 5/1/06)	Class 2	–8.80	15.27	—	—	–1.68	.88

Growth-Income Fund	Class 1	–8.92	10.96	–0.72	2.30	10.33	.29
(since 2/8/84)	Class 2	–9.02	10.67	–0.97	2.05	10.03	.54
	Class 3	–8.98	10.78	–0.90	2.12	10.14	.47

International Growth and Income Fund	Class 1	–12.84	7.65	—	—	19.72	.74
(since 11/18/08)	Class 2	–12.99	7.38	—	—	19.41	.99

Asset Allocation Fund	Class 1	–5.04	11.59	1.92	3.30	7.42	.32
(since 8/1/89)	Class 2	–5.18	11.26	1.66	3.03	7.13	.58
	Class 3	–5.14	11.31	1.73	3.10	7.22	.51

Bond Fund	Class 1	4.77	11.46	3.71	5.48	5.49	.39
(since 1/2/96)	Class 2	4.58	11.14	3.44	5.22	5.22	.64

Global Bond Fund	Class 1	–0.60	6.43	—	—	6.66	.59
(since 10/4/06)	Class 2	–0.72	6.15	—	—	6.38	.84

High-Income Bond Fund	Class 1	3.91	22.72	4.91	6.49	9.48	.48
(since 2/8/84)	Class 2	3.81	22.31	4.66	6.23	9.13	.74
	Class 3	3.77	22.48	4.72	6.30	9.29	.67

U.S. Government/AAA-Rated Securities Fund	Class 1	5.50	7.68	5.38	5.99	6.96	.41
(since 12/2/85)	Class 2	5.42	7.42	5.12	5.73	6.65	.66
	Class 3	5.38	7.46	5.19	5.80	6.76	.59

Cash Management Fund*	Class 1	0.00	–0.09	2.68	2.43	4.53	.33
(since 2/8/84)	Class 2	–0.18	–0.35	2.43	2.19	4.23	.58
	Class 3	–0.18	–0.35	2.50	2.24	4.34	.51

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of December 31, 2009, the funds’ most recent fiscal year-end. From September 1, 2004, through December 31, 2008, the series’ investment adviser waived a portion of its management fees as described in the funds’ annual report. Applicable results shown reflect the waivers, without which the results would have been lower. See the Financial Highlights table in this report for details.

*

As of June 30, 2010, Cash Management Fund’s annualized seven-day SEC yield was –0.14% for Class 1 shares; –0.39% for Class 2 shares; and –0.32% for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

American Funds Insurance Series

Global Discovery Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Discovery Fund declined 9.46% for the six months ended June 30, 2010. During that time, the S&P 500 fell 6.64% and the Global Service and Information Index lost 8.76%. The fund’s peer group, the Lipper Multi-Cap Growth Funds Index, declined 5.98%.

Stock prices of several large technology companies in the portfolio declined during the period, as did some large holdings in stocks of health care companies, even though health care companies in general have often done better in down markets than companies in other sectors.

During this down period, holdings in cash benefited the portfolio. The amount of cash in the portfolio increased to 8.6% from 5.0% six months ago. In addition, 5.7% of the portfolio is made up of U.S. Treasury bonds, while there were no bonds in the portfolio six months ago.

The increase in cash and bonds has made the portfolio somewhat more conservative and may also suggest a sense of caution about market conditions. Growth in the developed world may continue to be muted for some time as countries work to reduce their debt levels.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

The Americas
United States	55.6%

Brazil	1.5

Other	.8

57.9

Europe
United Kingdom	6.1

Ireland	3.4

Switzerland	3.0

Finland	1.3

Other	3.6

17.4

Asia/Pacific Basin
China	6.7%

Taiwan	2.9

India	1.0

Other	2.2

12.8

Other regions
Israel	3.3

Short-term securities & other assets less liabilities	8.6

Total	100.0%

Objective: To provide long-term growth of capital. Current income is a secondary consideration.

Special characteristics: Invests in companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Growth Fund declined 10.36% for the six months ended June 30, 2010, while the MSCI World Index fell 9.56%.

Though problems in Europe dominated headlines and negatively affected the prices of stocks during the period, we believe these setbacks should be viewed in the context of an ongoing healing and rebalancing of the global economy.

We were not unaware of the challenges mounting in Europe, but the magnitude of the problems — including the levels of debt and the weakness of the euro — was greater than anticipated. We saw value in Europe a year ago and see much greater value today. Though the euro could continue to weaken, rewards may be found in the share prices of good companies already selling at very attractive valuations.

We continue to live in a time of uncertainty and volatility in economies and stock markets, and we understand that this is as frustrating for our investors as it is for us. However, we maintain our commitment to long-term investing, and we continue to believe that there is value to be found in troubled markets.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

The Americas
United States	32.0%

Canada	2.6

Mexico	2.5

Brazil	1.0

38.1

Europe
United Kingdom	5.4

Germany	5.0

France	4.3

Switzerland	4.0

Netherlands	3.8

Belgium	3.0

Denmark	2.8

Spain	2.1

Ireland	1.8

Italy	.7

Norway	.6

Sweden	.5

Other	.7

34.7

Asia/Pacific Basin
Japan	8.3%

China	2.9

India	2.2

Australia	1.9

South Korea	.8

Hong Kong	.6

Singapore	.5

Other	1.0

18.2

Other regions
South Africa	.5

Short-term securities & other assets less liabilities	8.5

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in growth-oriented stocks of companies around the world.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Small Capitalization Fund fell 4.46% for the six months ended June 30, 2010. Its benchmark, the MSCI All Country World Small Cap Index, declined 3.36%. The fund’s peer group, the Lipper Global Small-Cap Funds Average, was down 3.20%.

Some large holdings among consumer discretionary companies, in particular those domiciled in Greece, did poorly for the period. Materials companies in general also declined, reflecting concerns about slow global growth. Across sectors, some of the better returns came from companies based in developing countries.

Problems in Greece and other developed countries served as a reminder that there continues to be too much debt in the developed world and that governments can be forced into austerity measures like cutting pensions and salaries, which may affect the spending power of consumers.

The portfolio’s cash holdings increased from 4.2% to 8.2% during the period, while bond holdings increased from 0.4% to 4.0%. As a result, the portfolio is now positioned more conservatively than it was at year-end.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

The Americas
United States	33.9%

Canada	3.5

Brazil	1.9

Mexico	.3

39.6

Asia/Pacific Basin
China	8.5

Hong Kong	5.4

South Korea	4.1

India	3.1

Australia	3.0

Singapore	3.0

Taiwan	2.9

Philippines	1.0

Other	1.8

32.8

Europe
United Kingdom	9.6%

Greece	2.3

Sweden	1.2

Ireland	1.0

Other	4.9

19.0

Other regions	.4

Short-term securities & other assets less liabilities	8.2

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Normally invests at least 80% of assets in stocks of companies around the world with a market capitalization of $3.5 billion or less.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth Fund declined 5.47% for the six months ended June 30, 2010. The S&P 500 fell 6.64%.

U.S. companies, in general, have trimmed expenses and become leaner, with reduced inventories and stronger cash positions. Though earnings have improved since the worst of the downturn, the market declined because of investor concerns about prospects for further growth.

Several stocks of energy and materials companies in the portfolio faced losses as a result of investor pessimism about global growth, particularly in Asia, as well as the oil spill in the Gulf of Mexico. While some information technology companies in the portfolio had gains, most had negative results after showing very strong returns earlier in the recovery. On the other hand, investments in many consumer discretionary companies, which suffered early in the recession as consumers pared back spending, have since done very well. Gaming companies have been a part of this, especially those that have expanded overseas.

We will be paying close attention to whether the U.S. Congress increases taxes on dividends and capital gains, which could put further pressure on the market.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To provide growth of capital.

Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

International Fund declined 13.27% for the six months ended June 30, 2010, while the MSCI ACWI (All Country World Index) ex USA fell 10.80%.

The fund invests primarily in stocks of companies outside the United States and has many investments in European stocks. Following the Greek debt crisis, the euro weakened very rapidly and companies with stocks denominated in euros declined in tandem.

The fund’s investments in European financial companies were particularly hard hit. Many of these companies appeared to be undervalued in late 2009 and early 2010, as things began to normalize. Since then, they have weakened further in dollar-return terms. Companies in economically sensitive sectors, like energy, materials and utilities, also lagged. This is fairly typical when investors fear future declines in economies or the market.

After the deep losses many investors endured in 2008 and 2009, continued volatility is to be expected, as the market tends to react aggressively and investors remain skittish. Nevertheless, we continue to believe, on a fundamental basis, in the long-term potential of the stocks in the portfolio.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Europe
United Kingdom	12.3%

Germany	11.0

France	9.4

Switzerland	8.5

Italy	2.7

Russia	2.7

Spain	2.5

Sweden	1.8

Belgium	1.7

Austria	1.6

Ireland	1.4

Hungary	1.3

Other	1.7

58.6

Asia/Pacific Basin
Japan	8.2

China	4.0

Hong Kong	2.2

India	2.0

South Korea	1.9%

Taiwan	1.9

Indonesia	1.2

Other	2.4

23.8

The Americas
Brazil	2.7

Mexico	2.2

Canada	.3

5.2

Other regions
South Africa	2.2

Israel	1.8

4.0

Short-term securities & other assets less liabilities	8.4

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in the securities of companies outside the U.S., including developing countries.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

New World Fund declined 5.27% for the six months ended June 30, 2010. During that time, the MSCI ACWI (All Country World Index) fell 9.11% and the MSCI Emerging Markets Index lost 6.04%.

The fund’s holdings in developing-country stocks increased from 40.8% to 43.6%, partly because of the relative strength of developing countries. Equity investments in China increased from 5.8% to 7.5%, as the portfolio continues a gradual shift to more direct investments in the country.

The weakness of the euro, along with general concerns about growth in Europe, had a negative effect on stock prices for many of the fund’s European investments. However, all of the developed-world companies in which the fund invests have large presences in the developing world, and we continue to maintain conviction in their long-term prospects.

Cash in the fund decreased from 7.4% to 5.8%, and the fund may become even more fully invested, given the attractive valuations of many stocks. Though stock returns were generally weak, the fund’s ability to invest in bonds of developing countries helped bolster fund results.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Asia/Pacific Basin
China	7.5%

India	5.9

Japan	3.7

Australia	3.1

Indonesia	2.2

South Korea	2.0

Hong Kong	1.4

Malaysia	1.4

Other	3.7

30.9

Europe
United Kingdom	5.0

Russia	3.8

Switzerland	3.0

Turkey	2.7

France	1.9

Spain	1.8

Germany	1.8

Denmark	1.5

Belgium	1.4

Poland	1.0

Slovenia	1.0

Other	3.8

28.7

The Americas
Brazil	8.9%

United States	7.7

Mexico	6.5

Colombia	1.9

Canada	1.1

Other	1.1

27.2

Other regions
South Africa	5.2

Israel	1.8

Other	.4

7.4

Short-term securities & other assets less liabilities	5.8

Total	100.0%

Objective: To provide long-term capital appreciation.

Special characteristics: At least 35% of assets will be invested in stocks and bonds of issuers in developing countries. The fund also invests in stocks of companies with significant ties to the developing world, and up to 25% of assets in bonds offering exposure to developing countries.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund declined 7.20% for the six months ended June 30, 2010, slightly more than the 6.64% decline of its benchmark index, the S&P 500.

Although the fund invests almost exclusively in stocks of high-quality, dividend-paying U.S. companies, it was not immune to the debt crisis in Europe. Many of the fund’s U.S. holdings are large multinational companies that frequently derive more than 50% of their revenue from outside the U.S. and were impacted by the decline in the euro and concerns about the global economy. This was particularly true for companies in the information technology sector, which remains the fund’s largest industry concentration.

However, we believe that information technology companies could benefit when investors regain their confidence and that the portfolio is well-positioned for a global economic recovery.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Special characteristics: The fund invests primarily in dividend-paying stocks of larger, established U.S. companies. Up to 10% of assets may be invested in stocks of larger companies outside the United States that are listed or traded in the U.S.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Growth and Income Fund declined 8.80% for the six months ended June 30, 2010, while the MSCI World Index fell 9.56%.

During the period, the percentage of the portfolio devoted to European companies decreased to 25.5% from 29.2% at year-end, partly because of market losses. The European companies in which the fund invests generally fall into two camps: exporters, and companies with a domestic focus. For the former, the strength of the euro during much of the past decade often meant reduced earnings on sales outside Europe. Now, with a weakened euro, sales of exports could translate into stronger earnings going forward.

With the market currently pessimistic about Europe, the domestic-oriented European companies are currently at very low valuations. As a result, we’ve bought shares in companies that look very cheap. Our hope is that, over time, they will go up more than the currency will go down.

We maintain the belief that there is opportunity over the long term for investing in global companies that have the potential to grow and produce superior returns.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

The Americas
United States	41.0%

Canada	6.3

Other	.3

47.6

Europe
United Kingdom	7.4

France	4.7

Netherlands	2.8

Belgium	2.6

Spain	1.7

Switzerland	1.6

Ireland	1.4

Italy	1.3

Germany	1.0

Other	1.0

25.5

Asia/Pacific Basin
Japan	4.0%

Australia	3.9

China	3.3

Taiwan	1.3

Other	3.5

16.0

Other regions
South Africa	1.4

Israel	.3

1.7

Bonds, short-term securities & other assets less liabilities	9.2

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: Invests primarily in dividend-paying companies around the world that we believe to be relatively resilient during market declines.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth-Income Fund declined 9.02% for the six months ended June 30, 2010, while the fund’s benchmark, the S&P 500, fell 6.64%.

The fund comprises a widely diversified portfolio representing more than 200 companies, 85% of which are based in the United States.

Investments in information technology companies dominated our 10 largest holdings and represented 24.0% of the fund’s entire portfolio. While such major holdings as Oracle, Microsoft, Google and Hewlett-Packard are deemed to be very attractive investments, this group of high-technology stocks posted disappointing results in the first six months of the year. Their weak returns over this period were largely responsible for the fund’s return for the 12 months through June 30 being 3.8% below that of the S&P. In our past report to you, we noted that the fund’s result for the 12 months through December 31, 2009, was 4.8% above the index.

Despite short-term fluctuations, the fund’s results over the long term — 10 to 20 years — have exceeded those of the overall market. That continues to be our objective and the focus of our extensive research.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To achieve long-term growth of capital and income.

Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

International Growth and Income Fund declined 12.99% for the six months ended June 30, 2010. Its benchmark, the MSCI World ex USA Index, lost 12.17%.

The euro zone debt crisis and the weakened euro hurt returns for many of the fund’s holdings in European companies, which make up more than half of the fund’s portfolio. Banks and insurance companies bore the brunt of the negative sentiment. However, we believe many of these companies are fundamentally sound and have the potential to prosper when investors regain confidence in the region.

As in 2009, the fund benefited from its holdings in Asia, including some developing countries. Many of these markets provided the world’s best returns over the past six months, and we intend to add to our holdings in developing countries as opportunities arise.

We look forward to the second half of the year with confidence. The recent turmoil has resulted in attractive equity valuations in markets around the world, which could bode well for returns over the long term.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Europe
United Kingdom	14.1%

France	8.9

Germany	7.0

Switzerland	4.9

Spain	4.8

Sweden	2.2

Austria	2.0

Russia	1.5

Belgium	1.5

Greece	1.2

Turkey	1.0

Ireland	1.0

Other	2.5

52.6

Asia/Pacific Basin
Taiwan	10.3

China	4.5

Japan	3.8

Australia	3.0

Singapore	2.0

South Korea	1.2%

Hong Kong	1.1

Other	2.2

28.1

The Americas
United States	5.2

Mexico	2.2

Brazil	1.3

Canada	.8

9.5

Other regions
Israel	.8

South Africa	.3

1.1

Short-term securities & other assets less liabilities	8.7

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: The fund invests primarily in larger, well-established companies outside the United States, including developing countries. The fund focuses on companies with strong earnings that pay dividends.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Asset Allocation Fund declined 5.18% for the six months ended June 30, 2010, while the S&P 500 fell 6.64%. On the bond side, the Barclays Capital U.S. Aggregate Index rose 5.33%.

Despite the losses in global stock markets, we have been net purchasers of equities during the period. As such, the portion of the fund invested in stocks has remained fairly constant, at 70.5% compared with 70.2% at year-end. Bond holdings have increased to 25.0% from 23.1% at year-end, primarily because of market appreciation. Meanwhile, the fund’s cash position has decreased to 4.3% of the portfolio, compared with 6.5% at year-end.

As we have been investing more in stocks than in bonds, our hope going forward is that the long-term return on equities will be generally higher than the long-term return on bonds. We believe that the fund’s ability to invest in a broad range of securities allows us to respond to dynamic market conditions while continuing to invest for the long term.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% in lower rated bonds.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Bond Fund gained 4.58% for the six months ended June 30, 2010, compared with a 5.33% gain for the Barclays Capital U.S. Aggregate Index.

As the global economic recovery faltered toward the end of the period, Bond Fund benefited from the ensuing rally in U.S. Treasuries. The fund has increased its holdings in Treasuries, partly because they offer a high level of liquidity.

Many companies improved their balance sheets during the recession, becoming leaner and more profitable. The fund’s corporate bonds contributed to returns, particularly in real estate and utilities. Oilfield services and energy companies were weaker.

After reducing mortgage-backed securities by almost a third during 2009, the fund’s portfolio counselors have found new opportunities in the segment. Mortgage-backed obligations held up well after the Federal Reserve ended its buyback program, and had strong returns for the period.

We believe that bonds remain a sensible choice for prudent investors looking to diversify their investments.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To provide as high a level of current income as is consistent with the preservation of capital.

Special characteristics: Invests in nearly every sector of the bond market, with a preference for higher quality issues.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Bond Fund declined 0.72% for the six months ended June 30, 2010, compared with a 0.31% decline for its benchmark index, the Barclays Capital Global Aggregate Index. The fund’s peer group, as measured by the Lipper Global Income Funds Average, gained 2.26%.

The euro zone debt crisis was the dominant factor in the global bond market for much of the period. Fears receded after the European Union’s bailout of Greece and the introduction in May of the European Financial Stability Facility to help other countries in trouble, notably Spain, Ireland and Portugal. These rescue measures helped the euro recover somewhat after reaching a four-year low against the U.S. dollar in June.

We believe the euro crisis has probably passed its peak and, in any event, was driven more by fear than fact. In the U.S., we are monitoring the impending expiration of tax cuts introduced by the Bush administration.

Fortunately, the fund’s global flexibility allows us to invest anywhere, and we believe that we will be able to find attractive opportunities.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Net assets

Currency weighting by country	Currency weighting (after hedging)
United States[1]	50.0%

EMU[2]	16.8

Japan	7.8

Poland	4.3

South Korea	4.1

Mexico	2.8

Australia	2.1

Canada	2.0

Malaysia	1.9

Singapore	1.5

United Kingdom	1.4

Currency weighting by country	Currency weighting (after hedging)
Denmark	1.2%

Hungary	1.0

Norway	.9

Sweden	.6

Israel	.4

Turkey	.4

Brazil	.3

Egypt	.2

Indonesia	.2

Thailand	.1

100.0%

Objective: To provide, over the long term, a high level of total return consistent with prudent investment management.

Special characteristics: Invests in government and corporate bonds issued in both developed and developing countries. Investment decisions consider a bond’s potential for appreciation and currency gains as well as yield. Up to 35% of assets may be invested in lower rated bonds.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 9.9%.
[2]

European Monetary Union consists of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

High-Income Bond Fund rose 3.81% for the six months ended June 30, 2010, while the fund’s benchmark, the Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, gained 4.45%.

After the fund’s large gain in 2009, the first half of 2010 was marked by a more modest increase. Most of the fund’s gain came in the first quarter; in the second quarter, the high-yield market was affected by fallout from the European sovereign debt crisis, as investors grew less comfortable with riskier credits.

Despite widespread concern about financial companies in general, the fund’s holdings in the sector continued to do well for the period. Holdings in capital goods companies also contributed to returns, while utilities were weak.

Amid ongoing uncertainty about the global economic recovery, we believe the high-yield bond market continues to offer attractive opportunities. However, we would caution investors to maintain realistic expectations over the long term.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To provide a high level of current income. A secondary investment objective is capital appreciation.

Special characteristics: Invests primarily in higher yielding and generally lower quality bonds. Up to 25% of assets may be invested in securities of issuers outside the United States.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 5.42% for the six months ended June 30, 2010, slightly ahead of its benchmark index, the Citigroup Treasury/Government Sponsored/ Mortgage Index, which rose 5.15%.

The fund benefited from the rally in U.S. Treasuries as investors sought safer investments during the euro zone debt crisis. A longer duration helped the fund as longer term Treasuries did better than intermediates. Mortgage-backed bonds also contributed to returns, though the fund’s exposure to these securities is less than at the start of the period, as some analysts expressed concerns about their outlook.

We believe that a gentle rise in interest rates is possible in the future but do not expect it to jeopardize the economic recovery. Amid continued global uncertainty in stock markets, we believe this fund is a good choice for risk-averse investors.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To provide a high level of current income consistent with preservation of capital.

Special characteristics: Holds mostly securities guaranteed or sponsored by the U.S. government and mortgage-backed securities that offer more stability than stocks and high-yield bonds.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Cash Management Fund declined 0.18% during the six months ended June 30, 2010. Most investors view Cash Management Fund — with its investments in highly liquid, short-term money market securities — as a balance against the potential volatility of investing in stocks and bonds and as a place to keep assets while awaiting investment opportunities.

The Federal Reserve has maintained a target for the federal funds rate of 0%–0.25%. As a result, yields on money market securities remain at historic lows, and they could remain at these levels for some time. The fund may not always have positive returns — as has been evidenced this period — and is not guaranteed to maintain a stable net asset value.

Where the fund’s assets were invested based on total net assets as of June 30, 2010

Objective: To provide a way to earn income on cash reserves while preserving capital and maintaining liquidity.

Special characteristics: Holds a diversified mix of high-quality money market instruments.

American Funds Insurance Series

Global Discovery Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Teva Pharmaceutical Industries	3.31%	Apple	1.89%

Xinao Gas Holdings	2.84	IntercontinentalExchange	1.70

Ryanair Holdings	2.53	Emergency Medical Services	1.65

Inverness Medical Innovations	2.16	British Sky Broadcasting	1.59

Rovi	1.99	CME Group	1.55

Common stocks — 85.05%
	Shares	Value (000)	Percent of net assets
Information technology — 22.15%

Rovi Corp.[1]	105,000	$3,980	1.99%

Apple Inc.[1]	15,000	3,773	1.89

Oracle Corp.	135,000	2,897	1.45

Google Inc., Class A1	6,500	2,892	1.45

QUALCOMM Inc.	80,000	2,627	1.32

NetEase.com, Inc. (ADR)[1]	74,400	2,359	1.18

Microsoft Corp.	93,800	2,158	1.08

BYD Co. Ltd., Class H2	270,000	1,990	1.00

Acer Inc.[2]	800,000	1,855.93

Wistron Corp.[2]	1,131,222	1,660.83

Corning Inc.	100,000	1,615.81

McAfee, Inc.[1]	52,000	1,597.80

Other securities		14,799	7.42

		44,202	22.15

Health care — 17.41%

Teva Pharmaceutical Industries Ltd. (ADR)	127,000	6,603	3.31

Inverness Medical Innovations, Inc.[1]	162,000	4,319	2.16

Emergency Medical Services Corp., Class A1	67,000	3,285	1.65

Novartis AG2	55,000	2,668	1.34

Cooper Companies, Inc.	60,000	2,387	1.20

NuVasive, Inc.[1]	62,000	2,199	1.10

Myriad Genetics, Inc.[1]	142,000	2,123	1.06

Life Technologies Corp.[1]	35,000	1,654.83

Beckman Coulter, Inc.	25,000	1,507.75

Other securities		7,987	4.01

		34,732	17.41

Financials — 15.52%

IntercontinentalExchange, Inc.[1]	30,000	3,391	1.70

CME Group Inc., Class A	11,000	3,097	1.55

Sampo Oyj, Class A2	125,000	2,615	1.31

China Life Insurance Co. Ltd., Class H2	398,000	1,748.88

Zions Bancorporation	80,000	1,726.86

CapitaMalls Asia Ltd.[2]	1,096,000	1,632.82

Deutsche Bank AG2	28,800	1,628.82

Itaú Unibanco Holding SA, preferred nominative (ADR)	88,000	1,585.79

Industrial and Commercial Bank of China Ltd., Class H2	2,135,000	1,550.78

Other securities		11,998	6.01

		30,970	15.52

American Funds Insurance Series

Global Discovery Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Consumer discretionary — 11.77%

British Sky Broadcasting Group PLC[2]	305,000	$3,181	1.59%

Time Warner Inc.	91,666	2,650	1.33

Comcast Corp., Class A, special nonvoting shares	140,000	2,300	1.15

News Corp., Class A	160,000	1,914.96

Tractor Supply Co.	29,000	1,768.89

Paddy Power PLC[2]	55,000	1,708.86

John Wiley & Sons, Inc., Class A	40,000	1,547.78

DIRECTV, Class A1	45,000	1,527.77

Other securities		6,889	3.44

		23,484	11.77

Industrials — 7.23%

Ryanair Holdings PLC (ADR)[1]	186,400	5,050	2.53

easyJet PLC[1,2]	316,000	1,854.93

Serco Group PLC[2]	205,000	1,786.90

AMR Corp.[1]	200,000	1,356.68

Other securities		4,370	2.19

		14,416	7.23

Utilities — 3.55%

Xinao Gas Holdings Ltd.[2]	2,610,000	5,676	2.84

Other securities		1,409.71

		7,085	3.55

Materials — 0.79%

Ecolab Inc.	35,000	1,572.79

Energy — 0.75%

Schlumberger Ltd.	27,000	1,494.75

Other — 1.35%

Other securities		2,693	1.35

Miscellaneous — 4.53%

Other common stocks in initial period of acquisition		9,037	4.53

Total common stocks (cost: $176,993,000)		169,685	85.05

American Funds Insurance Series

Global Discovery Fund

Convertible securities — 0.61%
	Principal amount (000)	Value (000)	Percent of net assets
Industrials — 0.36%

AMR Corp. 6.25% convertible notes 2014	$750	$718.36%

Miscellaneous — 0.25%

Other convertible securities in initial period of acquisition		495.25

Total convertible securities (cost: $1,275,000)		1,213.61

Bonds, notes & other debt instruments — 5.70%

Bonds & notes of U.S. government — 5.70%

U.S. Treasury 3.50% 2020	10,860	11,366	5.70

Total bonds, notes & other debt instruments (cost: $11,185,000)		11,366	5.70

Short-term securities — 9.17%

Procter & Gamble International Funding S.C.A. 0.21% due 7/6/2010[3]	4,700	4,700	2.36

Freddie Mac 0.18%–0.27% due 8/4–9/13/2010	4,600	4,599	2.31

Harvard University 0.24% due 8/9/2010	3,500	3,499	1.75

General Electric Co. 0.08% due 7/1/2010	2,800	2,800	1.40

Fannie Mae 0.20% due 8/25/2010	2,700	2,699	1.35

Total short-term securities (cost: $18,296,000)		18,297	9.17

Total investment securities (cost: $207,749,000)		200,561	100.53

Other assets less liabilities		(1,047)	(.53)

Net assets		$199,514	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $51,345,000, which represented 25.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,700,000, which represented 2.36% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Novo Nordisk	2.39%	Telefónica	1.65%

Anheuser-Busch InBev	2.26	Unilever NV	1.54

Virgin Media	2.07	Koninklijke KPN	1.35

América Móvil	1.81	Nintendo	1.31

Microsoft	1.69	UnitedHealth Group	1.28

Common stocks — 91.33%
	Shares	Value (000)	Percent of net assets
Information technology — 13.47%

Microsoft Corp.	3,360,000	$77,314	1.69%

Nintendo Co., Ltd.[1]	205,000	59,716	1.31

Oracle Corp.	2,425,000	52,041	1.14

Texas Instruments Inc.	2,080,000	48,422	1.06

Cisco Systems, Inc.[2]	1,981,500	42,226.92

Samsung Electronics Co. Ltd.[1]	61,045	38,329.84

Hewlett-Packard Co.	800,000	34,624.76

Google Inc., Class A2	75,000	33,371.73

Yahoo! Inc.[2]	2,330,200	32,227.71

Other securities		197,113	4.31

		615,383	13.47

Financials — 12.59%

UBS AG1,2	4,170,000	55,275	1.21

Allianz SE1	452,500	44,932.98

Moody’s Corp.	2,179,900	43,424.95

China Life Insurance Co. Ltd., Class H1	7,940,000	34,881.76

Industrial and Commercial Bank of China Ltd., Class H1	43,150,000	31,332.69

Prudential PLC[1]	3,853,747	28,884.63

Bank of Nova Scotia	538,000	24,789.54

Other securities		311,751	6.83

		575,268	12.59

Consumer staples — 12.10%

Anheuser-Busch InBev NV1	2,145,024	103,034	2.26

Unilever NV, depository receipts[1]	2,588,000	70,563	1.54

Pernod Ricard SA1	675,439	52,250	1.14

METRO AG1	743,108	37,779.83

C&C Group PLC[1]	8,109,589	31,900.70

Procter & Gamble Co.	450,000	26,991.59

Other securities		230,220	5.04

		552,737	12.10

Consumer discretionary — 11.22%

Virgin Media Inc.[2]	5,660,000	94,465	2.07

Toyota Motor Corp.[1]	1,452,900	49,964	1.09

Sony Corp.[1]	1,705,000	45,384.99

Honda Motor Co., Ltd.[1]	1,408,800	40,914.90

Home Depot, Inc.	1,200,000	33,684.74

McDonald’s Corp.	490,000	32,276.71

Other securities		216,027	4.72

		512,714	11.22

American Funds Insurance Series

Global Growth Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Health care — 10.80%

Novo Nordisk A/S, Class B1	1,355,200	$109,318	2.39%

UnitedHealth Group Inc.	2,060,000	58,504	1.28

UCB SA1	1,090,260	34,157.75

Aetna Inc.	1,262,600	33,307.73

Novartis AG1	580,000	28,139.62

Other securities		229,932	5.03

		493,357	10.80

Industrials — 8.39%

United Technologies Corp.	652,000	42,321.93

Tyco International Ltd.	1,133,750	39,942.87

Siemens AG1	436,157	39,030.85

Geberit AG1	230,000	35,667.78

KBR, Inc.	1,713,000	34,842.76

Other securities		191,399	4.20

		383,201	8.39

Telecommunication services — 7.61%

América Móvil, SAB de CV, Series L (ADR)	1,575,000	74,813
			1.81
América Móvil, SAB de CV, Series L	3,350,000	7,975

Telefónica, SA1	4,087,799	75,487	1.65

Koninklijke KPN NV1	4,831,300	61,690	1.35

SOFTBANK CORP.[1]	1,751,300	46,290	1.01

China Telecom Corp. Ltd., Class H1	59,870,000	28,583.63

Other securities		52,874	1.16

		347,712	7.61

Energy — 6.56%

TOTAL SA1	1,135,000	50,513	1.11

Reliance Industries Ltd.[1]	2,074,000	48,326	1.06

Chevron Corp.	630,000	42,752.94

Other securities		157,803	3.45

		299,394	6.56

Materials — 4.50%

Sigma-Aldrich Corp.	550,000	27,407.60

Other securities		178,327	3.90

		205,734	4.50

Utilities — 1.91%

GDF SUEZ[1]	1,232,805	34,879.76

Other securities		52,301	1.15

		87,180	1.91

Miscellaneous — 2.18%

Other common stocks in initial period of acquisition		99,490	2.18

Total common stocks (cost: $3,859,121,000)		4,172,170	91.33

American Funds Insurance Series

Global Growth Fund

Preferred stocks — 0.17%
	Value (000)	Percent of net assets
Financials — 0.17%

Other securities	$7,966.17%

Total preferred stocks (cost: $6,891,000)	7,966.17

Short-term securities — 8.30%	Principal
	amount
	(000)

Fannie Mae 0.175%–0.25% due 8/4–9/20/2010	$111,700	111,682	2.44

Freddie Mac 0.23%–0.24% due 8/11–9/2/2010	98,391	98,377	2.15

Federal Home Loan Bank 0.18%–0.19% due 7/7–9/29/2010	83,200	83,180	1.82

Bank of Nova Scotia 0.17% due 7/1/2010	25,000	25,000.55

Hewlett-Packard Co. 0.16% due 7/22/2010[3]	11,200	11,199.25

Other securities		49,693	1.09

Total short-term securities (cost: $379,100,000)		379,131	8.30

Total investment securities (cost: $4,245,112,000)		4,559,267	99.80

Other assets less liabilities		9,031.20

Net assets		$4,568,298	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,057,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,319,403,000, which represented 50.77% of the net assets of the fund. This amount includes $2,318,346,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,559,000, which represented 1.08% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Xinao Gas Holdings	2.63%	AAC Acoustic Technologies Holdings	1.24%

African Minerals	1.79	Jumbo	1.22

Rovi	1.66	Industrial and Commercial Bank of China (Asia)	1.20

Kingboard Laminates	1.61	Modern Times Group	1.08

Kingboard Chemical Holdings	1.59	International Container Terminal Services	1.00

Common stocks — 87.16%
	Shares	Value (000)	Percent of net assets
Information technology — 17.43%

Rovi Corp.[1]	1,354,600	$51,353	1.66%

Kingboard Laminates Holdings Ltd.[2]	59,286,509	49,595	1.61

Kingboard Chemical Holdings Ltd.[2]	11,482,000	49,149	1.59

AAC Acoustic Technologies Holdings Inc.[2]	27,004,100	38,442	1.24

Hittite Microwave Corp.[1]	525,000	23,489.76

VTech Holdings Ltd.[2]	2,124,000	22,639.73

Infotech Enterprises Ltd.[2]	5,171,976	20,968.68

Global Unichip Corp.[2]	5,576,627	20,107.65

RichTek Technology Corp.[2]	2,300,000	19,282.62

Other securities		243,250	7.89

		538,274	17.43

Consumer discretionary — 16.33%

Jumbo SA1	6,196,770	37,548	1.22

Modern Times Group MTG AB, Class B2	613,500	33,463	1.08

Strayer Education, Inc.	128,100	26,631.86

Hankook Tire Co., Ltd.[2]	1,151,000	26,102.84

Fourlis[2,3]	2,804,285	24,605.80

Lions Gate Entertainment Corp.[1]	3,450,000	24,081.78

Golden Eagle Retail Group Ltd.[2]	10,730,000	22,429.73

Pantaloon Retail (India) Ltd.[2]	2,500,000	22,133.72

Paddy Power PLC[2]	656,000	20,369.66

ASOS PLC[1,2]	1,569,188	19,979.65

Other securities		247,104	7.99

		504,444	16.33

Industrials — 11.81%

International Container Terminal Services, Inc.[2]	47,285,000	30,772	1.00

Intertek Group PLC[2]	1,385,000	29,622.96

Continental Airlines, Inc., Class B1	1,315,000	28,930.94

Copart, Inc.[1]	540,000	19,337.63

Other securities		256,154	8.28

		364,815	11.81

Materials — 10.14%

African Minerals Ltd.[1,2]	7,905,000	42,087
			1.79
African Minerals Ltd.[1,2,4]	2,480,000	13,204

Midas Holdings Ltd.[2]	46,865,000	30,354.98

European Goldfields Ltd.[1,2]	4,691,100	30,166.98

Jaguar Mining Inc.[1]	3,201,500	28,419.92

Other securities		168,961	5.47

		313,191	10.14

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Health care — 8.31%

Volcano Corp.[1]	1,031,996	$22,518.73%

Emergency Medical Services Corp., Class A1	455,600	22,338.72

Inverness Medical Innovations, Inc.[1]	784,577	20,917.68

JSC Pharmstandard (GDR)[1,2]	946,865	20,656.67

ZOLL Medical Corp.[1]	727,424	19,713.64

Illumina, Inc.[1]	422,000	18,370.59

Other securities		132,095	4.28

		256,607	8.31

Financials — 7.69%

Industrial and Commercial Bank of China (Asia) Ltd.[2]	14,047,611	37,113	1.20

Daegu Bank, Ltd.[2]	1,553,320	17,625.57

Other securities		182,826	5.92

		237,564	7.69

Energy — 3.74%

Heritage Oil Ltd.[1,2]	4,563,000	26,676.86

Concho Resources Inc.[1]	454,000	25,120.81

Cimarex Energy Co.	309,000	22,118.72

Other securities		41,722	1.35

		115,636	3.74

Utilities — 3.22%

Xinao Gas Holdings Ltd.[2]	37,329,700	81,183	2.63

Hyflux Ltd[2]	7,852,000	18,129.59

		99,312	3.22

Consumer staples — 2.99%

Kernel Holding SA1,2	1,555,000	27,481.89

Hite Brewery Co., Ltd.[2]	171,300	20,341.66

Other securities		44,649	1.44

		92,471	2.99

Telecommunication services — 0.55%

Other securities		16,931.55

Miscellaneous — 4.95%

Other common stocks in initial period of acquisition		152,923	4.95

Total common stocks (cost: $2,527,382,000)		2,692,168	87.16

American Funds Insurance Series

Global Small Capitalization Fund

Rights & warrants — 0.17%
	Value (000)	Percent of net assets
Other — 0.11%

Other securities	$3,387.11%

Miscellaneous — 0.06%

Other rights & warrants in initial period of acquisition	1,982.06

Total rights & warrants (cost: $7,273,000)	5,369.17

Convertible securities — 0.44%

Other — 0.44%

Other securities	13,583.44

Total convertible securities (cost: $13,547,000)	13,583.44

Bonds, notes & other debt instruments — 4.02%
	Principal amount (000)
Bonds & notes of U.S. government — 3.80%

U.S. Treasury 3.50% 2020	$112,050	117,276	3.80

Financials — 0.22%

Other securities		6,843.22

Total bonds, notes & other debt instruments (cost: $121,722,000)		124,119	4.02

Short-term securities — 9.51%

General Electric Co. 0.08% due 7/1/2010	55,000	55,000	1.78

Freddie Mac 0.15%–0.24% due 8/18–12/8/2010	47,670	47,643	1.54

Fannie Mae 0.175%–0.31% due 7/14/2010–2/1/2011	44,857	44,836	1.45

Bank of Nova Scotia 0.25% due 7/20/2010	29,300	29,296.95

U.S. Treasury Bill 0.11%–0.155% due 8/19/2010	29,100	29,095.94

Straight-A Funding LLC 0.33%–0.37% due 8/13–8/19/2010[4]	28,600	28,588.93

Province of Ontario 0.27% due 9/14/2010	27,100	27,073.88

International Bank for Reconstruction and Development 0.18% due 7/19/2010	20,800	20,798.67

Other securities		11,299.37

Total short-term securities (cost: $293,633,000)		293,628	9.51

Total investment securities (cost: $2,963,557,000)		3,128,867	101.30

Other assets less liabilities		(40,043)	(1.30)

Net assets		$3,088,824	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $5,491,000, which represented .18% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/10 (000)

Fourlis[2]	2,804,285	—	—	2,804,285	$781	$24,605

Allied Gold Ltd.[1,2]	38,040,274	—	—	38,040,274	—	11,716

Allied Gold Ltd. (CDI)[1,2]	12,000,000	—	—	12,000,000	—	3,617

Allied Gold Ltd. (GBP denominated)[1,2]	3,800,000	—	—	3,800,000	—	1,145

Pursuit Dynamics PLC[1,2]	4,229,200	300,000	—	4,529,200	—	13,707

JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	7,662

Conquest Mining Ltd.[1,2]	20,000,000	—	—	20,000,000	—	5,434

Airesis SA1,2	3,294,151	—	—	3,294,151	—	5,066

Zenergy Power PLC[1,2]	2,000,000	2,073,000	—	4,073,000	—	3,994

Mwana Africa PLC[1,2,4]	—	30,000,000	—	30,000,000	—	3,410

Mwana Africa PLC[1,2]	192,500	—	—	192,500	—	22

Gemfields Resources PLC[1,2]	2,000,000	10,000,000	—	12,000,000	—	852

Gemfields Resources PLC[1,2,4]	8,149,333	—	—	8,149,333	—	578

International Petroleum Ltd.[1,5,6]	—	20,000,000	—	20,000,000	—	—

International Petroleum Ltd.[1,2,5,6]	2,894,353	—	—	2,894,353	—	—

Jumbo SA2,5	7,141,333	—	944,563	6,196,770	—	—

Kenmare Resources PLC[1,2,5]	21,637,759	19,960,400	—	41,598,159	—	—

Kenmare Resources PLC[1,2,4,5]	—	7,047,991	—	7,047,991	—	—

					$781	$81,808

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,621,527,000, which represented 52.50% of the net assets of the fund. This amount includes $1,602,904,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $73,571,000, which represented 2.38% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2010.

[6]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2009; it was not publicly disclosed.

Key to abbreviations
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Apple	2.41%	Suncor	1.76%

Google	2.04	Intuitive Surgical	1.45

Newmont Mining	1.96	First Solar	1.42

Wells Fargo	1.90	Goldman Sachs	1.41

Barrick Gold	1.77	Canadian Natural Resources	1.33

Common stocks — 93.97%
	Shares	Value (000)	Percent of net assets
Consumer discretionary — 15.37%

Home Depot, Inc.	10,556,000	$296,307	1.29%

Amazon.com, Inc.[1]	2,467,000	269,544	1.17

Wynn Macau, Ltd.[1,2]	157,230,000	257,225	1.12

Wynn Resorts, Ltd.	3,120,000	237,962	1.03

Chipotle Mexican Grill, Inc.[1]	1,241,400	169,836.74

Johnson Controls, Inc.	6,299,100	169,257.73

CarMax, Inc.[1]	7,842,500	156,066.68

Lowe’s Companies, Inc.	7,446,000	152,047.66

lululemon athletica inc.[1,3]	4,000,000	148,880.65

Starbucks Corp.	6,000,000	145,800.63

Best Buy Co., Inc.	4,100,000	138,826.60

Other securities		1,399,177	6.07

		3,540,927	15.37

Information technology — 15.14%

Apple Inc.[1]	2,210,000	555,881	2.41

Google Inc., Class A1	1,058,000	470,757	2.04

Oracle Corp.	13,868,800	297,624	1.29

Microsoft Corp.	9,520,000	219,055.95

Cisco Systems, Inc.[1]	10,209,000	217,554.94

EMC Corp.[1]	10,000,000	183,000.79

Lender Processing Services, Inc.[3]	5,785,000	181,128.79

Fidelity National Information Services, Inc.	6,454,800	173,118.75

Other securities		1,189,705	5.18

		3,487,822	15.14

Financials — 13.73%

Wells Fargo & Co.	17,140,996	438,809	1.90

Goldman Sachs Group, Inc.	2,480,000	325,550	1.41

Berkshire Hathaway Inc., Class A1	2,115	253,800	1.10

Bank of America Corp.	16,430,000	236,099	1.03

Fairfax Financial Holdings Ltd.	230,000	85,263
			.71
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	78,742

Citigroup Inc.[1]	39,800,000	149,648.65

JPMorgan Chase & Co.	3,968,200	145,276.63

Other securities		1,450,599	6.30

		3,163,786	13.73

American Funds Insurance Series

Growth Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Energy — 12.44%

Suncor Energy Inc.	13,764,081	$405,081	1.76%

Canadian Natural Resources, Ltd.	9,251,400	307,033	1.33

Pacific Rubiales Energy Corp.[1]	12,550,000	281,286	1.22

Devon Energy Corp.	3,424,700	208,633.91

Schlumberger Ltd.	3,447,300	190,774.83

Tenaris SA (ADR)	5,410,000	187,240.81

Core Laboratories NV	1,100,000	162,371.70

Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	146,203.63

Noble Energy, Inc.	2,400,000	144,792.63

Denbury Resources Inc.[1]	9,810,800	143,630.62

Concho Resources Inc.[1]	2,500,000	138,325.60

Other securities		551,905	2.40

		2,867,273	12.44

Materials — 9.66%

Newmont Mining Corp.	7,305,000	451,011	1.96

Barrick Gold Corp.	9,000,000	408,690	1.77

Potash Corp. of Saskatchewan Inc.	2,800,000	241,472	1.05

Rio Tinto PLC[2]	4,052,955	177,356.77

Gold Fields Ltd.[2]	10,000,000	134,655.59

Other securities		811,662	3.52

		2,224,846	9.66

Health care — 9.49%

Intuitive Surgical, Inc.[1]	1,055,000	332,979	1.45

Gilead Sciences, Inc.[1]	7,660,000	262,585	1.14

Hospira, Inc.[1]	2,400,000	137,880.60

Other securities		1,452,141	6.30

		2,185,585	9.49

Industrials — 8.91%

First Solar, Inc.[1]	2,885,095	328,410	1.42

Boeing Co.	3,665,000	229,979	1.00

Stericycle, Inc.[1]	3,390,000	222,316.96

Lockheed Martin Corp.	1,820,000	135,590.59

Other securities		1,137,927	4.94

		2,054,222	8.91

Consumer staples — 4.40%

Philip Morris International Inc.	4,430,000	203,071.88

Other securities		810,437	3.52

		1,013,508	4.40

Telecommunication services — 2.12%

Other securities		488,022	2.12

Utilities — 1.13%

Other securities		259,597	1.13

American Funds Insurance Series

Growth Fund

Common stocks
	Value (000)	Percent of net assets
Miscellaneous — 1.58%

Other common stocks in initial period of acquisition	$365,036	1.58%

Total common stocks (cost: $19,469,691,000)	21,650,624	93.97

Convertible securities — 0.05%

Other — 0.05%

Other securities	10,456.05

Total convertible securities (cost: $8,750,000)	10,456.05

Short-term securities — 6.98%
	Principal amount (000)

Fannie Mae 0.18%–0.29% due 7/7/2010–1/18/2011	$214,410	214,229.93

Jupiter Securitization Co., LLC 0.40%–0.46% due 7/19–9/8/2010[4]	187,000	186,888.81

NetJets Inc. 0.18%–0.22% due 7/19–8/4/2010[4]	74,200	74,187.32

Other securities		1,132,008	4.92

Total short-term securities (cost: $1,607,325,000)		1,607,312	6.98

Total investment securities (cost: $21,085,766,000)		23,268,392	101.00

Other assets less liabilities		(229,575)	(1.00)

Net assets		$23,038,817	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/10 (000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$1,157	$181,128

lululemon athletica inc.[1]	4,000,000	—	—	4,000,000	—	148,880

Capella Education Co.[1]	—	1,086,826	—	1,086,826	—	88,413

Air Lease Corp., Class A1,2,5	—	4,183,448	—	4,183,448	—	83,669

Blue Nile, Inc.[1]	1,043,000	—	—	1,043,000	—	49,105

Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	49	36,011

KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	22,163

Core Laboratories NV6	1,197,700	—	97,700	1,100,000	234	—

Minerals Technologies Inc.[6]	1,025,000	—	1,025,000	—	1	—

Pacific Rubiales Energy Corp.[1,6]	12,550,000	—	—	12,550,000	—	—

Palm, Inc.[6]	9,250,000	—	9,250,000	—	—	—

Uranium One Inc.[1,6]	25,544,500	7,102,700	23,085,000	9,562,200	—	—

					$1,441	$609,369

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,989,966,000, which represented 8.64% of the net assets of the fund. This amount includes $1,867,787,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $957,957,000, which represented 4.16% of the net assets of the fund.

[5]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Air Lease Corp., Class A	6/30/2010	$83,669	$83,669.36%

KGen Power Corp.	12/19/2006	44,326	22,163.10

Other restricted securities		38,381	16,347.07

Total restricted securities		$166,376	$122,179.53%

6          Unaffiliated issuer at 6/30/2010.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

International Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Bayer	3.80%	Teva Pharmaceutical Industries	1.82%

Novartis	3.22	Prudential	1.69

América Móvil	2.25	BNP Paribas	1.58

Gazprom	2.09	Credit Suisse	1.58

Nestlé	1.96	Daimler	1.58

Common stocks — 91.44%
	Shares	Value (000)	Percent of net assets
Financials — 19.86%

Prudential PLC[1]	18,909,470	$141,728	1.69%

BNP Paribas SA1	2,476,693	132,242	1.58

Credit Suisse Group AG1	3,516,613	132,168	1.58

Bank of China Ltd., Class H1	207,848,000	104,857	1.25

Banco Santander, SA1	9,719,011	102,127	1.22

Erste Bank der oesterreichischen Sparkassen AG1	3,088,804	98,266	1.17

Lloyds Banking Group PLC[1,2]	123,074,399	97,651	1.17

UniCredit SpA[1]	42,427,450	94,176	1.13

Itaú Unibanco Holding SA, preferred nominative (ADR)	4,456,150	80,255.96

Housing Development Finance Corp. Ltd.[1]	969,000	60,868.73

Other securities		617,256	7.38

		1,661,594	19.86

Health care — 12.10%

Bayer AG1	5,690,023	317,475	3.80

Novartis AG1	5,544,613	269,005	3.22

Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	152,227	1.82

Merck KGaA[1]	972,655	70,860.85

Richter Gedeon Nyrt[1]	307,000	54,290.65

Other securities		148,427	1.76

		1,012,284	12.10

Information technology — 10.56%

SAP AG1	2,550,000	113,265	1.35

Canon, Inc.[1]	2,738,900	102,115	1.22

HOYA CORP.[1]	4,158,300	88,297	1.06

Telefonaktiebolaget LM Ericsson, Class B1	5,867,090	65,323.78

NetEase.com, Inc. (ADR)[2]	1,870,000	59,298.71

Rohm Co., Ltd.[1]	979,100	58,477.70

Other securities		396,484	4.74

		883,259	10.56

Consumer discretionary — 10.20%

Daimler AG1,2	2,607,000	132,011	1.58

Industria de Diseño Textil, SA1	1,810,000	102,655	1.23

British Sky Broadcasting Group PLC[1]	9,457,500	98,643	1.18

Fiat SpA[1]	7,507,800	77,269.92

Honda Motor Co., Ltd.[1]	1,302,000	37,812.45

Other securities		404,890	4.84

		853,280	10.20

American Funds Insurance Series

International Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Consumer staples — 8.77%

Nestlé SA1	3,404,800	$164,282	1.96%

Anheuser-Busch InBev NV1	2,612,414	125,485
			1.50
Anheuser-Busch InBev NV, VVPR STRIPS[1,2]	1,189,792	4

Pernod Ricard SA1	1,319,409	102,065	1.22

Imperial Tobacco Group PLC[1]	3,200,000	89,223	1.07

Danone SA1	1,234,806	65,941.79

Other securities		186,376	2.23

		733,376	8.77

Industrials — 7.70%

Ryanair Holdings PLC (ADR)[2]	3,311,400	89,706	1.07

BAE Systems PLC[1]	18,804,000	87,358	1.04

Siemens AG1	946,000	84,655	1.01

Wolseley PLC[1,2]	3,188,152	62,330.74

Other securities		319,621	3.84

		643,670	7.70

Telecommunication services — 6.91%

América Móvil, SAB de CV, Series L (ADR)	3,961,500	188,171	2.25

MTN Group Ltd.[1]	9,849,900	129,127	1.54

Philippine Long Distance Telephone Co.[1]	1,080,410	55,416
			.87
Philippine Long Distance Telephone Co. (ADR)	340,000	17,330

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	65,947,500	55,592.66

Other securities		132,381	1.59

		578,017	6.91

Energy — 6.71%

OAO Gazprom (ADR)[1]	9,310,300	175,112	2.09

BP PLC[1]	18,967,137	91,094	1.09

Reliance Industries Ltd.[1]	3,055,000	71,184.85

Royal Dutch Shell PLC, Class B1	2,200,000	53,265.64

Other securities		170,747	2.04

		561,402	6.71

Materials — 5.65%

ArcelorMittal[1]	4,803,500	127,754	1.53

Linde AG1	814,600	85,535	1.02

Other securities		258,943	3.10

		472,232	5.65

Utilities — 1.45%

GDF SUEZ[1]	2,409,264	68,164.81

Other securities		52,900.64

		121,064	1.45

Miscellaneous — 1.53%

Other common stocks in initial period of acquisition		127,711	1.53

Total common stocks (cost: $7,569,476,000)		7,647,889	91.44

American Funds Insurance Series

International Fund

Preferred stocks — 0.11%
		Percent
	Value (000)	of net assets
Financials — 0.11%

Other securities	$9,469.11%

Total preferred stocks (cost: $8,576,000)	9,469.11

Bonds, notes & other debt instruments — 0.10%

Financials — 0.10%

Other securities	8,815.10

Total bonds, notes & other debt instruments (cost: $9,215,000)	8,815.10

Short-term securities — 7.85%
	Principal
	amount (000)

Fannie Mae 0.15%–0.20% due 8/4–9/15/2010	$126,818	126,790	1.52

Freddie Mac 0.21%–0.24% due 8/11/2010	83,400	83,391	1.00

Bank of Nova Scotia 0.14%–0.21% due 7/2–7/28/2010	81,100	81,094.97

Toronto-Dominion Holdings USA Inc. 0.22% due 8/16–8/23/2010[3]	80,050	80,019.96

BNZ International Funding Ltd. 0.37% due 8/16/2010[3]	44,400	44,378
			.86
National Australia Bank Ltd. 0.265% due 7/6/2010[3]	27,600	27,599

American Honda Finance Corp. 0.20%–0.32% due 7/9–9/2/2010	51,175	51,161.61

Credit Suisse New York Branch 0.48% due 9/2/2010	31,150	31,125.37

GDF SUEZ 0.32% due 7/9/2010[3]	20,000	19,998.24

Other securities		110,791	1.32

Total short-term securities (cost: $656,339,000)		656,346	7.85

Total investment securities (cost: $8,243,606,000)		8,322,519	99.50

Other assets less liabilities		42,154.50

Net assets		$8,364,673	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $5,383,000, which represented .06% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other Securities,” was $6,816,605,000, which represented 81.49% of the net assets of the fund. This amount includes $6,767,539,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $278,328,000, which represented 3.33% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

New World Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
América Movil	2.30%	Bank Rakyat Indonesia	1.38%

Cochlear	1.58	Novo Nordisk	1.34

Samsung Electronics	1.53	Infosys Technologies	1.31

Holcim	1.45	Tesco	1.28

Anheuser-Busch InBev	1.40	Industrial and Commercial Bank of China	1.26

Common stocks — 85.09%
	Shares	Value (000)	Percent of net assets
Consumer staples — 17.98%

Anheuser-Busch InBev NV1	546,000	$26,226	1.40%

Tesco PLC[1]	4,242,418	23,887	1.28

OJSC Magnit (GDR)[1]	1,275,000	21,824
			1.22
OJSC Magnit (GDR)[1,2]	64,500	1,104

Shoprite Holdings Ltd.[1]	1,980,000	21,263	1.14

Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	17,355
			1.09
Wal-Mart de México, SAB de CV, Series V	1,410,000	3,122

China Yurun Food Group Ltd.[1]	6,119,000	19,155	1.02

Nestlé SA1	380,000	18,335.98

United Spirits Ltd.[1]	580,142	16,234.87

SABMiller PLC[1]	529,000	14,688.78

Pernod Ricard SA1	176,297	13,638.73

Coca-Cola Co.	259,500	13,006.69

British American Tobacco PLC[1]	393,000	12,444.66

Other securities		114,441	6.12

		336,722	17.98

Financials — 13.89%

PT Bank Rakyat Indonesia (Persero) Tbk[1]	25,653,150	25,911	1.38

Industrial and Commercial Bank of China Ltd., Class H1	32,440,000	23,555	1.26

China Life Insurance Co. Ltd., Class H1	4,495,000	19,747	1.05

Türkiye Garanti Bankasi AS1	4,510,000	18,685	1.00

Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	10,069
			.87
Itaú Unibanco Holding SA, preferred nominative	347,950	6,265

Housing Development Finance Corp. Ltd.[1]	260,000	16,332.87

Amil Participações SA, ordinary nominative	1,997,410	16,212.87

Banco Santander, SA1	1,501,362	15,776.84

DLF Ltd.[1]	2,550,000	15,650.84

Other securities		91,898	4.91

		260,100	13.89

Industrials — 8.10%

Murray & Roberts Holdings Ltd.[1]	3,675,000	18,490.99

Schneider Electric SA1	148,220	15,002.80

Boart Longyear Ltd.[1,3]	6,290,000	14,816.79

Container Corp. of India Ltd.[1]	455,735	13,138.70

Other securities		90,346	4.82

		151,792	8.10

Consumer discretionary — 7.50%

Truworths International Ltd.[1]	3,232,000	22,474	1.20

Toyota Motor Corp.[1]	588,300	20,231	1.08

McDonald’s Corp.	205,000	13,503.72

Honda Motor Co., Ltd.[1]	455,000	13,214.71

Naspers Ltd., Class N1	384,000	12,906.69

Other securities		58,237	3.10

		140,565	7.50

American Funds Insurance Series

New World Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Telecommunication services — 7.42%

América Móvil, SAB de CV, Series L (ADR)	864,875	$41,081
			2.30%
América Móvil, SAB de CV, Series L	850,000	2,024

Telefónica, SA1	982,000	18,134.97

Telefónica 02 Czech Republic, AS1	685,000	13,319.71

China Telecom Corp. Ltd., Class H1	27,870,000	13,306.71

Other securities		51,073	2.73

		138,937	7.42

Information technology — 7.42%

Samsung Electronics Co. Ltd.[1]	45,725	28,710	1.53

Infosys Technologies Ltd.[1]	410,200	24,514	1.31

Google Inc., Class A3	45,000	20,023	1.07

Cielo SA, ordinary nominative	1,581,600	13,318.71

Other securities		52,349	2.80

		138,914	7.42

Materials — 6.43%

Holcim Ltd[1]	407,011	27,244	1.45

Anglo American PLC[1,3]	401,850	13,955.75

Other securities		79,236	4.23

		120,435	6.43

Energy — 5.49%

Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	413,520	14,192.76

Other securities		88,562	4.73

		102,754	5.49

Health care — 4.93%

Cochlear Ltd.[1]	475,000	29,588	1.58

Novo Nordisk A/S, Class B1	310,020	25,008	1.34

Krka, dd, Novo mesto[1]	209,640	16,738.89

Other securities		20,922	1.12

		92,256	4.93

Utilities — 1.77%

Other securities		33,142	1.77

Miscellaneous — 4.16%

Other common stocks in initial period of acquisition		78,014	4.16

Total common stocks (cost: $1,347,433,000)		1,593,631	85.09

American Funds Insurance Series

New World Fund

Rights & warrants — 0.01%
	Value (000)	Percent of net assets
Other — 0.00%

Other securities	$28.00%

Miscellaneous — 0.01%

Other rights & warrants in initial period of acquisition	121.01

Total rights & warrants (cost: $21,000)	149.01

Bonds, notes & other debt instruments — 9.13%
	Principal amount
	(000)
Bonds & notes of governments outside the U.S. — 8.32%

Brazil (Federal Republic of) Global:
11.00% 2040	$13,375	17,976
5.875%–10.125% 2010–2027 [4]	10,614	12,575
12.50% 2016–2022	BRL 4,100	2,567	2.28
Brazilian Treasury Bill 6.00% 2010–2045 [5]	12,234	6,791
Brazil (Federal Republic of) 10.00% 2017	5,500	2,759

Turkey (Republic of):
6.75%–7.50% 2015–2040	$11,000	12,155
			1.05
10.00%–16.00% 2011–2013 [5]	TRY10,553	7,550

United Mexican States Government Global 5.625%–7.50% 2013–2040	$8,625	9,499
			1.00
United Mexican States Government 7.75%–10.00% 2012–2036	MXN105,671	9,308

Other securities		74,714	3.99

		155,894	8.32

Other — 0.81%

Other securities		15,056.81

Total bonds, notes & other debt instruments (cost: $155,815,000)		170,950	9.13

American Funds Insurance Series

New World Fund

Short-term securities — 5.33%
	Principal amount (000)	Value (000)	Percent of net assets

KfW 0.23% due 7/23/2010[2]	$20,000	$19,998	1.07%

Straight-A Funding LLC 0.37%–0.40% due 8/10–8/19/2010[2]	20,000	19,989	1.07

Freddie Mac 0.23%–0.31% due 10/25–12/15/2010	14,545	14,533.78

U.S. Treasury Bills 0.11%–0.155% due 8/19–8/26/2010	13,300	13,298.71

Nestlé Capital Corp. 0.26% due 8/11/2010[2]	5,000	4,998.26

Other securities		27,091	1.44

Total short-term securities (cost: $99,907,000)		99,907	5.33

Total investment securities (cost: $1,603,176,000)		1,864,637	99.56

Other assets less liabilities		8,171.44

Net assets		$1,872,808	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,155,297,000, which represented 61.69% of the net assets of the fund. This amount includes $1,148,439,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $91,534,000, which represented 4.89% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
MXN = Mexican pesos
TRY = New Turkish liras

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
AT&T	4.82%	Intel	3.04%

Microsoft	4.00	Oracle	2.98

Hewlett-Packard	3.83	IBM	2.94

ConocoPhillips	3.16	Bank of America	2.46

Merck	3.06	JPMorgan Chase	2.39

Common stocks — 95.79%
	Shares	Value (000)	Percent of net assets
Information technology — 22.82%

Microsoft Corp.	6,060,000	$139,441	4.00%

Hewlett-Packard Co.	3,088,300	133,662	3.83

Intel Corp.	5,450,000	106,002	3.04

Oracle Corp.	4,840,000	103,866	2.98

International Business Machines Corp.	830,000	102,488	2.94

Nokia Corp. (ADR)	5,500,000	44,825	1.29

Google Inc., Class A1	70,500	31,369.90

Texas Instruments Inc.	1,250,000	29,100.84

Cisco Systems, Inc.[1]	1,300,000	27,703.80

Other securities		77,065	2.20

		795,521	22.82

Industrials — 14.56%

CSX Corp.	1,020,000	50,623	1.45

United Technologies Corp.	760,000	49,332	1.41

United Parcel Service, Inc., Class B	850,000	48,356	1.39

Boeing Co.	753,522	47,284	1.36

General Electric Co.	3,100,000	44,702	1.28

Rockwell Automation	700,000	34,363.99

Norfolk Southern Corp.	592,800	31,448.90

Illinois Tool Works Inc.	650,000	26,832.77

Emerson Electric Co.	600,000	26,214.75

Union Pacific Corp.	375,000	26,066.75

Other securities		122,519	3.51

		507,739	14.56

Health care — 12.11%

Merck & Co., Inc.	3,045,400	106,498	3.06

Medtronic, Inc.	1,900,000	68,913	1.98

Abbott Laboratories	1,050,000	49,119	1.41

Amgen Inc.[1]	875,000	46,025	1.32

Eli Lilly and Co.	900,000	30,150.86

AstraZeneca PLC (ADR)	600,000	28,278.81

Bristol-Myers Squibb Co.	1,125,000	28,058.80

Other securities		65,018	1.87

		422,059	12.11

Consumer discretionary — 9.01%

CBS Corp., Class B	4,250,000	54,953	1.57

Target Corp.	1,100,000	54,087	1.55

Lowe’s Companies, Inc.	2,300,000	46,966	1.35

Leggett & Platt, Inc.	1,500,000	30,090.86

Staples, Inc.	1,385,000	26,384.76

Other securities		101,824	2.92

		314,304	9.01

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Consumer staples — 9.01%

Philip Morris International Inc.	1,545,000	$70,823	2.03%

Kraft Foods Inc., Class A	2,030,000	56,840	1.63

Kimberly-Clark Corp.	555,000	33,650.97

PepsiCo, Inc.	550,000	33,522.96

Kellogg Co.	592,000	29,777.85

Walgreen Co.	1,107,083	29,559.85

ConAgra Foods, Inc.	1,200,000	27,984.80

Other securities		32,015.92

		314,170	9.01

Financials — 8.61%

Bank of America Corp.	5,970,000	85,789	2.46

JPMorgan Chase & Co.	2,275,000	83,288	2.39

American Express Co.	1,250,000	49,625	1.42

Capital One Financial Corp.	700,000	28,210.81

Other securities		53,130	1.53

		300,042	8.61

Energy — 7.54%

ConocoPhillips	2,245,000	110,207	3.16

Schlumberger Ltd.	950,000	52,573	1.51

Royal Dutch Shell PLC, Class A (ADR)	900,000	45,198	1.30

Other securities		54,791	1.57

		262,769	7.54

Telecommunication services — 6.82%

AT&T Inc.	6,945,000	167,999	4.82

Verizon Communications Inc.	2,000,000	56,040	1.61

Other securities		13,729.39

		237,768	6.82

Utilities — 1.92%

Other securities		66,812	1.92

Materials — 0.74%

Air Products and Chemicals, Inc.	400,000	25,924.74

Miscellaneous — 2.65%

Other common stocks in initial period of acquisition		92,272	2.65

Total common stocks (cost: $3,319,102,000)		3,339,380	95.79

Rights & warrants — 0.00%

Financials — 0.00%

Other securities	60,000	—	.00

Total rights & warrants (cost: $230,000)		—	.00

American Funds Insurance Series

Blue Chip Income and Growth Fund

Convertible securities — 0.13%
	Value (000)	Percent of net assets
Materials — 0.13%

Other securities	$4,394.13%

Total convertible securities (cost: $6,842,000)	4,394.13

Short-term securities — 4.31%
	Principal amount
	(000)

Freddie Mac 0.175%–0.27% due 8/4–9/13/2010	$49,400	49,387	1.42

Kimberly-Clark Worldwide Inc. 0.19% due 7/19/2010[2]	20,000	19,998.57

IBM Corp. 0.16% due 7/7/2010[2]	13,100	13,100.38

Other securities		67,713	1.94

Total short-term securities (cost: $150,190,000)		150,198	4.31

Total investment securities (cost: $3,476,364,000)		3,493,972	100.23

Other assets less liabilities		(7,952)	(.23)

Net assets		$3,486,020	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (which represented less than .01% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $47,045,000, which represented 1.35% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Newmont Mining	2.57%	Virgin Media	1.75%

Merck	2.56	Industrial and Commercial Bank of China	1.72

Microsoft	2.43	Koninklijke KPN	1.62

Barrick Gold	2.11	Yamana Gold	1.60

Anheuser-Busch InBev	1.80	Telefónica	1.58

Common stocks — 90.14%
	Shares	Value (000)	Percent of net assets
Financials — 16.49%

Industrial and Commercial Bank of China Ltd., Class H1	45,432,000	$32,989	1.72%

Australia and New Zealand Banking Group Ltd.[1]	1,676,151	30,090	1.57

JPMorgan Chase & Co.	643,200	23,548	1.23

HSBC Holdings PLC (Hong Kong)[1]	1,020,000	9,344
			.96
HSBC Holdings PLC (ADR)	200,000	9,118

Marsh & McLennan Companies, Inc.	800,000	18,040.94

Prudential PLC[1]	2,213,353	16,589.86

Macquarie Group Ltd.[1]	500,000	15,387.80

Macquarie International Infrastructure Fund Ltd.[1]	36,200,164	12,470.65

Berkshire Hathaway Inc., Class B2	124,000	9,882.52

Bank of Nova Scotia	200,000	9,215.48

Other securities		129,768	6.76

		316,440	16.49

Information technology — 10.71%

Microsoft Corp.	2,030,000	46,710	2.43

Nintendo Co., Ltd.[1]	93,000	27,091	1.41

International Business Machines Corp.	200,000	24,696	1.29

Google Inc., Class A2	46,750	20,802	1.08

MediaTek Inc.[1]	1,109,500	15,474.81

Other securities		70,710	3.69

		205,483	10.71

Consumer staples — 10.68%

Anheuser-Busch InBev NV1	719,000	34,536	1.80

Kraft Foods Inc., Class A	1,048,000	29,344	1.53

British American Tobacco PLC[1]	850,000	26,915	1.40

Unilever NV, depository receipts[1]	705,000	19,222	1.00

Tesco PLC[1]	3,303,000	18,598.97

C&C Group PLC[1]	4,054,794	15,950.83

Other securities		60,367	3.15

		204,932	10.68

Materials — 10.14%

Newmont Mining Corp.	800,000	49,392	2.57

Barrick Gold Corp.	890,000	40,415	2.11

Yamana Gold Inc.	3,000,000	30,773	1.60

United States Steel Corp.	350,000	13,492.70

Other securities		60,437	3.16

		194,509	10.14

American Funds Insurance Series

Global Growth and Income Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Telecommunication services — 9.57%

Koninklijke KPN NV1	2,432,000	$31,054	1.62%

Telefónica, SA1	1,640,000	30,285	1.58

AT&T Inc.	1,125,000	27,214	1.42

Verizon Communications Inc.	875,000	24,518	1.28

China Telecom Corp. Ltd., Class H1	29,460,000	14,065.73

KDDI Corp.[1]	2,790	13,253.69

Other securities		43,131	2.25

		183,520	9.57

Industrials — 9.09%

Joy Global Inc.	400,000	20,036	1.04

Schneider Electric SA1	166,274	16,830.88

Lockheed Martin Corp.	200,000	14,900.78

General Electric Co.	1,000,000	14,420.75

Geberit AG1	85,000	13,181.69

Emerson Electric Co.	290,000	12,670.66

Other securities		82,284	4.29

		174,321	9.09

Health care — 7.91%

Merck & Co., Inc.	1,407,000	49,203	2.56

Eli Lilly and Co.	650,000	21,775	1.14

UCB SA1	500,000	15,665.82

Other securities		65,006	3.39

		151,649	7.91

Consumer discretionary — 7.12%

Virgin Media Inc.[2]	2,015,000	33,630	1.75

McDonald’s Corp.	290,000	19,102	1.00

Carnival Corp., units	600,000	18,144.95

Home Depot, Inc.	480,000	13,474.70

Other securities		52,204	2.72

		136,554	7.12

Energy — 4.22%

TOTAL SA1	395,000	17,579.92

Baker Hughes Inc.	350,000	14,549.76

Other securities		48,914	2.54

		81,042	4.22

Utilities — 4.21%

Hongkong Electric Holdings Ltd.[1]	3,470,000	20,653	1.08

Duke Energy Corp.	812,200	12,995.68

Other securities		47,159	2.45

		80,807	4.21

Total common stocks (cost: $1,823,397,000)		1,729,257	90.14

American Funds Insurance Series

Global Growth and Income Fund

Preferred stocks — 0.11%
	Value (000)	Percent of net assets
Financials — 0.11%

Other securities	$2,169.11%

Total preferred stocks (cost: $1,103,000)	2,169.11

Convertible securities — 0.55%

Other — 0.55%

Other securities	10,484.55

Total convertible securities (cost: $6,209,000)	10,484.55

Bonds, notes & other debt instruments — 2.35%
	Principal amount (000)
Consumer discretionary — 1.05%

Virgin Media Finance PLC, Series 1, 9.50% 2016	$5,000	5,307
			.74
Virgin Media Inc. 6.50% 2018[3]	9,000	8,887

Other securities	5,100	5,891.31

		20,085	1.05

Other — 1.30%

Other securities		25,116	1.30

Total bonds, notes & other debt instruments (cost: $38,604,000)		45,201	2.35

American Funds Insurance Series

Global Growth and Income Fund

Short-term securities — 6.76%
	Principal amount (000)	Value (000)	Percent of net assets

Bank of Nova Scotia 0.20% due 7/28/2010	$28,600	$28,595	1.49%

Fannie Mae 0.15%–0.20% due 7/6–9/15/2010	22,700	22,694	1.18

General Electric Co. 0.08% due 7/1/2010	21,400	21,400	1.12

NetJets Inc. 0.05% due 7/1/2010[3]	17,300	17,300.90

Other securities		39,683	2.07

Total short-term securities (cost: $129,670,000)		129,672	6.76

Total investment securities (cost: $1,998,983,000)		1,916,783	99.91

Other assets less liabilities		1,679.09

Net assets		$1,918,462	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,789,000, which represented .15% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/10 (000)

Rickmers Maritime[1]	27,420,000	—	—	27,420,000	$313	$7,124

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $793,675,000, which represented 41.37% of the net assets of the fund. This amount includes $790,886,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $65,291,000, which represented 3.40% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Oracle	2.96%	AT&T	1.82%

Microsoft	2.94	ConocoPhillips	1.59

Google	2.42	Yahoo	1.56

Merck	1.89	PepsiCo	1.50

Hewlett-Packard	1.89	Philip Morris International	1.50

Common stocks — 93.62%
	Shares	Value (000)	Percent of net assets
Information technology — 23.98%

Oracle Corp.	29,917,500	$642,030	2.96%

Microsoft Corp.	27,720,100	637,840	2.94

Google Inc., Class A1	1,178,800	524,507	2.42

Hewlett-Packard Co.	9,435,000	408,347	1.89

Yahoo! Inc.[1]	24,371,300	337,055	1.56

Intel Corp.	16,511,900	321,156	1.48

Cisco Systems, Inc.[1]	11,600,000	247,196	1.14

International Business Machines Corp.	1,910,000	235,847	1.09

Corning Inc.	12,000,000	193,800.89

Flextronics International Ltd.[1]	26,979,700	151,086.70

MasterCard Inc., Class A	750,000	149,647.69

Accenture PLC, Class A	3,475,000	134,309.62

Other securities		1,211,940	5.60

		5,194,760	23.98

Industrials — 13.74%

CSX Corp.	6,172,023	306,318	1.41

Union Pacific Corp.	4,208,200	292,512	1.35

United Technologies Corp.	4,075,000	264,508	1.22

Precision Castparts Corp.	2,065,000	212,530.98

3M Co.	2,401,000	189,655.88

Norfolk Southern Corp.	3,565,300	189,139.87

United Parcel Service, Inc., Class B	3,150,000	179,204.83

General Dynamics Corp.	2,707,000	158,522.73

General Electric Co.	10,500,000	151,410.70

Other securities		1,033,403	4.77

		2,977,201	13.74

Consumer discretionary — 10.53%

Time Warner Inc.	8,566,667	247,662	1.14

Best Buy Co., Inc.	6,650,000	225,169	1.04

DIRECTV, Class A1	6,295,000	213,526.99

News Corp., Class A	14,500,200	173,422.80

Target Corp.	3,350,000	164,720.76

Time Warner Cable Inc.	3,138,516	163,454.75

Apollo Group, Inc., Class A1	3,350,000	142,275.66

Other securities		950,209	4.39

		2,280,437	10.53

Health care — 9.41%

Merck & Co., Inc.	11,690,361	408,812	1.89

Abbott Laboratories	5,380,000	251,676	1.16

Boston Scientific Corp.[1]	27,420,000	159,036.74

Other securities		1,218,159	5.62

		2,037,683	9.41

American Funds Insurance Series

Growth-Income Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Energy — 8.72%

ConocoPhillips	7,003,000	$343,777	1.59%

Royal Dutch Shell PLC, Class A (ADR)	3,835,000	192,594
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	79,777	1.27
Royal Dutch Shell PLC, Class B2	139,816	3,385

Schlumberger Ltd.	4,135,000	228,831	1.06

Baker Hughes Inc.	4,314,700	179,362.83

Chevron Corp.	2,603,200	176,653.82

Other securities		684,377	3.15

		1,888,756	8.72

Financials — 8.45%

Bank of America Corp.	15,841,452	227,642	1.05

Capital One Financial Corp.	5,000,000	201,500.93

JPMorgan Chase & Co.	5,262,900	192,675.89

HSBC Holdings PLC (Hong Kong)[2]	8,105,309	74,252
			.67
HSBC Holdings PLC (ADR)	1,538,570	70,143

Other securities		1,064,524	4.91

		1,830,736	8.45

Consumer staples — 7.60%

PepsiCo, Inc.	5,318,419	324,158	1.50

Philip Morris International Inc.	7,069,500	324,066	1.50

Molson Coors Brewing Co., Class B	5,076,200	215,028.99

Kraft Foods Inc., Class A	6,000,000	168,000.78

CVS/Caremark Corp.	5,500,000	161,260.74

Other securities		453,732	2.09

		1,646,244	7.60

Materials — 4.51%

Air Products and Chemicals, Inc.	3,657,909	237,069	1.09

Monsanto Co.	4,852,000	224,260	1.04

Other securities		516,308	2.38

		977,637	4.51

Telecommunication services — 3.95%

AT&T Inc.	16,310,000	394,539	1.82

Other securities		460,492	2.13

		855,031	3.95

Utilities — 1.57%

Other securities		341,177	1.57

Miscellaneous — 1.16%

Other common stocks in initial period of acquisition		250,981	1.16

Total common stocks (cost: $19,659,407,000)		20,280,643	93.62

American Funds Insurance Series

Growth-Income Fund

Preferred stocks — 0.20%
	Shares	Value (000)	Percent of net assets
Financials — 0.20%

JPMorgan Chase & Co., Series I, 7.90%[3]	29,049,000	$30,039.14%

Other securities		13,362.06

Total preferred stocks (cost: $39,985,000)		43,401.20

Rights & warrants — 0.00%

Financials — 0.00%

Other securities	—	.00

Total rights & warrants (cost: $6,131,000)	—	.00

Convertible securities — 0.48%

Other — 0.48%

Other securities	104,213.48

Total convertible securities (cost: $90,754,000)	104,213.48

Bonds, notes & other debt instruments — 0.01%
	Principal amount (000)
Financials — 0.01%

Bank of America Corp. 4.25%–4.375% 2010	$2,395	2,425.01

Total bonds, notes & other debt instruments (cost: $2,337,000)		2,425.01

American Funds Insurance Series

Growth-Income Fund

Short-term securities — 6.04%
	Principal amount (000)	Value (000)	Percent of net assets

Fannie Mae 0.15%–0.55% due 7/20/2010–1/18/2011	$434,098	$433,927	2.00%

Freddie Mac 0.15%–0.33% due 8/11–12/21/2010	295,300	295,136	1.36

General Electric Co. 0.08% due 7/1/2010	60,000	60,000
			.51
General Electric Capital Services, Inc. 0.31% due 7/12/2010	50,000	49,995

Jupiter Securitization Co., LLC 0.32%–0.46% due 7/22–8/17/2010[4]	61,808	61,779.29

Merck & Co. Inc. 0.18%–0.27% due 8/2–8/3/2010[4]	15,126	15,124.07

Other securities		392,601	1.81

Total short-term securities (cost: $1,308,459,000)		1,308,562	6.04

Total investment securities (cost: $21,107,073,000)		21,739,244	100.35

Other assets less liabilities		(75,342)	(.35)

Net assets		$21,663,902	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,376,332,000, which represented 6.35% of the net assets of the fund. This amount includes $1,375,037,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Coupon rate may change periodically.

[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $315,634,000, which represented 1.46% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Banco Santander	3.94%	Nintendo	2.32%

Philip Morris International	3.26	GDF SUEZ	2.31

Daimler	2.93	BAE Systems	2.30

Compal Electronics	2.77	Scottish and Southern Energy	2.23

Bayer	2.33	Aviva	2.00

Common stocks — 87.43%
	Shares	Value (000)	Percent of net assets
Financials — 20.45%

Banco Santander, SA1	569,700	$5,986	3.94%

Aviva PLC[1]	652,000	3,030	2.00

Prudential PLC[1]	395,251	2,963	1.95

Bank of China Ltd., Class H1	4,580,000	2,311	1.52

China Construction Bank Corp., Class H1	2,789,000	2,244	1.48

Barclays PLC[1]	490,000	1,943	1.28

Société Générale[1]	46,123	1,876	1.24

Bank of Cyprus PCL[1]	416,134	1,668	1.10

Woori Finance Holdings Co., Ltd.[1]	72,550	854.56

Other securities		8,171	5.38

		31,046	20.45

Information technology — 15.42%

Compal Electronics, Inc.[1]	3,535,000	4,214	2.77

Nintendo Co., Ltd.[1]	12,100	3,525	2.32

MediaTek Inc.[1]	185,000	2,580	1.70

Acer Inc.[1]	1,037,120	2,405	1.58

Quanta Computer Inc.[1]	1,161,340	2,099	1.38

Wistron Corp.[1]	1,323,216	1,942	1.28

Autonomy Corp. PLC[1,2]	69,000	1,862	1.23

Hynix Semiconductor Inc.[1,2]	50,000	1,014.67

NetEase.com, Inc. (ADR)[2]	28,500	904.59

Other securities		2,875	1.90

		23,420	15.42

Consumer staples — 10.22%

Philip Morris International Inc.	108,040	4,953	3.26

Nestlé SA1	46,800	2,258	1.49

Anheuser-Busch InBev NV1	39,020	1,874	1.24

Wilmar International Ltd.[1]	410,000	1,678	1.11

British American Tobacco PLC[1]	51,000	1,615	1.06

Foster’s Group Ltd.[1]	315,000	1,490.98

Other securities		1,645	1.08

		15,513	10.22

Consumer discretionary — 7.75%

Daimler AG1,2	87,760	4,444	2.93

Virgin Media Inc.[2]	116,300	1,941	1.28

Esprit Holdings Ltd.[1]	164,537	887.58

Other securities		4,493	2.96

		11,765	7.75

American Funds Insurance Series

International Growth and Income Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Telecommunication services — 7.04%

América Móvil, SAB de CV, Series L (ADR)	51,000	$2,422	1.59%

BCE Inc.	40,360	1,178.77

Telekom Austria AG, non-registered shares[1]	101,927	1,133.75

Millicom International Cellular SA	13,300	1,078.71

Other securities		4,881	3.22

		10,692	7.04

Health care — 6.20%

Bayer AG1	63,330	3,534	2.33

Novartis AG1	61,225	2,970	1.96

Other securities		2,914	1.91

		9,418	6.20

Materials — 5.97%

ArcelorMittal[1]	112,200	2,984	1.97

Linde AG1	10,230	1,074.71

Syngenta AG1	4,060	937.62

Other securities		4,065	2.67

		9,060	5.97

Utilities — 5.89%

GDF SUEZ[1]	124,250	3,515	2.31

Scottish and Southern Energy PLC[1]	204,200	3,385	2.23

CEZ, a s1	34,385	1,412.93

Other securities		631.42

		8,943	5.89

Industrials — 5.68%

BAE Systems PLC[1]	751,350	3,491	2.30

Legrand SA1	83,972	2,474	1.63

AB Volvo, Class B1,2	121,892	1,340.88

Other securities		1,323.87

		8,628	5.68

Energy — 2.17%

BP PLC[1]	183,600	882.58

OAO Gazprom (ADR)[1]	45,900	863.57

Other securities		1,548	1.02

		3,293	2.17

Miscellaneous — 0.64%

Other common stocks in initial period of acquisition		967.64

Total common stocks (cost: $139,887,000)		132,745	87.43

American Funds Insurance Series

International Growth and Income Fund

Preferred stocks — 0.48%
	Shares	Value (000)	Percent of net assets
Financials — 0.48%

Barclays Bank PLC 6.86%[3,4]	355,000	$289
			.32%
Barclays Bank PLC, Series RCI, 14.00%[4]	100,000	187

Other securities		247.16

Total preferred stocks (cost: $671,000)		723.48

Bonds, notes & other debt instruments — 3.41%
	Principal amount (000)
Financials — 1.35%

AXA SA 6.463% (undated)[3,4]	$1,275	1,006.66

Other securities		1,039.69

		2,045	1.35

Other — 2.06%

Virgin Media Finance PLC, Series 1, 9.50% 2016	925	982.64

Other securities		2,149	1.42

		3,131	2.06

Total bonds, notes & other debt instruments (cost: $4,912,000)		5,176	3.41

American Funds Insurance Series

International Growth and Income Fund

Short-term securities — 6.91%
	Principal amount (000)	Value (000)	Percent of net assets

Federal Home Loan Bank 0.185%–0.19% due 7/2–9/29/2010	$5,500	$5,499	3.62%

Commonwealth Bank of Australia 0.15% due 7/6/2010[3]	2,000	2,000	1.32

Wal-Mart Stores Inc. 0.17% due 7/12/2010[3]	2,000	2,000	1.32

Walt Disney Co. 0.19% due 7/19/2010[3]	1,000	1,000.65

Total short-term securities (cost: $10,499,000)		10,499	6.91

Total investment securities (cost: $155,969,000)		149,143	98.23

Other assets less liabilities		2,681	1.77

Net assets		$151,824	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $116,094,000, which represented 76.47% of the net assets of the fund. This amount includes $116,019,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,140,000, which represented 6.02% of the net assets of the fund.

[4]	Coupon rate may change periodically.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2010

Largest individual equity securities	Percent of net assets		Percent of net assets
Oracle	1.76%	Monsanto	1.32%

Boeing	1.53	Johnson & Johnson	1.32

Hewlett-Packard	1.52	Comcast	1.32

BHP Billiton	1.46	IBM	1.31

Abbott Laboratories	1.42	ACE	1.30

Common stocks — 70.54%
	Shares	Value (000)	Percent of net assets
Information technology — 12.45%

Oracle Corp.	7,560,000	$162,238	1.76%

Hewlett-Packard Co.	3,230,000	139,794	1.52

International Business Machines Corp.	980,000	121,010	1.31

Corning Inc.	7,100,000	114,665	1.24

Microsoft Corp.	4,700,000	108,147	1.17

Apple Inc.[1]	380,000	95,582	1.04

Cisco Systems, Inc.[1]	4,410,000	93,977	1.02

Google Inc., Class A1	200,000	88,990.97

Other securities		223,173	2.42

		1,147,576	12.45

Financials — 9.81%

ACE Ltd.	2,320,000	119,434	1.30

Wells Fargo & Co.	3,200,000	81,920.89

Moody’s Corp.	3,900,000	77,688.84

T. Rowe Price Group, Inc.	1,700,000	75,463.82

JPMorgan Chase & Co.	2,000,000	73,220.79

Marsh & McLennan Companies, Inc.	2,940,000	66,297.72

Other securities		409,716	4.45

		903,738	9.81

Materials — 9.74%

BHP Billiton Ltd.[2]	4,340,000	134,973	1.46

Monsanto Co.	2,640,000	122,021	1.32

Sigma-Aldrich Corp.	1,920,000	95,674	1.04

Newmont Mining Corp.	1,500,000	92,610	1.01

Rio Tinto PLC[2]	1,681,753	73,593.80

FMC Corp.	1,250,000	71,787.78

Martin Marietta Materials, Inc.	840,000	71,240.77

Dow Chemical Co.	3,000,000	71,160.77

Other securities		164,987	1.79

		898,045	9.74

Health care — 9.33%

Abbott Laboratories	2,790,000	130,516	1.42

Johnson & Johnson	2,060,000	121,664	1.32

Amgen Inc.[1]	2,050,000	107,830	1.17

Cardinal Health, Inc.	2,901,424	97,517	1.06

Zimmer Holdings, Inc.[1]	1,250,000	67,562.73

Eli Lilly and Co.	2,000,000	67,000.73

Other securities		267,676	2.90

		859,765	9.33

American Funds Insurance Series

Asset Allocation Fund

Common stocks
	Shares	Value (000)	Percent of net assets
Industrials — 7.50%

Boeing Co.	2,250,000	$141,188	1.53%

Deere & Co.	1,100,000	61,248.67

Other securities		488,770	5.30

		691,206	7.50

Energy — 6.76%

Schlumberger Ltd.	2,030,000	112,340	1.22

Chevron Corp.	1,400,000	95,004	1.03

Suncor Energy Inc.	2,150,000	63,275.69

Other securities		352,446	3.82

		623,065	6.76

Consumer discretionary — 6.72%

Comcast Corp., Class A	7,000,000	121,590	1.32

Home Depot, Inc.	4,200,000	117,894	1.28

McDonald’s Corp.	1,330,000	87,607.95

DIRECTV, Class A1	2,000,000	67,840.74

Best Buy Co., Inc.	1,845,000	62,472.68

Other securities		161,762	1.75

		619,165	6.72

Consumer staples — 3.63%

Coca-Cola Co.	2,000,000	100,240	1.09

Unilever NV (New York registered)	2,480,000	67,754.74

PepsiCo, Inc.	1,000,000	60,950.66

Other securities		105,867	1.14

		334,811	3.63

Utilities — 1.55%

Other securities		142,679	1.55

Telecommunication services — 1.09%

AT&T Inc.	3,000,000	72,570.79

Other securities		28,433.30

		101,003	1.09

Miscellaneous — 1.96%

Other common stocks in initial period of acquisition		180,689	1.96

Total common stocks (cost: $6,303,164,000)		6,501,742	70.54

Preferred stocks — 0.08%

Financials — 0.08%

Other securities	7,137.08

Total preferred stocks (cost: $8,161,000)	7,137.08

American Funds Insurance Series

Asset Allocation Fund

Rights & warrants — 0.00%
	Value (000)	Percent of net assets
Consumer discretionary — 0.00%

Other securities	$479.00%

Total rights & warrants (cost: $432,000)	479.00

Convertible securities — 0.03%

Consumer discretionary — 0.03%

Other securities	2,635.03

Total convertible securities (cost: $1,973,000)	2,635.03

Bonds, notes & other debt instruments — 25.01%
	Principal amount (000)
Bonds & notes of U.S. government & government agencies — 9.96%

U.S. Treasury:
3.875% 2010	$164,000	165,259
4.625% 2011	74,875	79,555
1.875% 2014	92,000	93,674
			9.23
5.125% 2016	63,000	73,535
3.50% 2039	92,500	85,953
1.625%–8.875% 2012–2040[3]	308,203	353,191

Fannie Mae 6.25% 2029	15,575	19,285.21

Other securities		47,865.52

		918,317	9.96

Mortgage-backed obligations[4] — 5.64%

Fannie Mae 0%–7.50% 2012–2047	263,729	279,344	3.03

Freddie Mac 5.00%–7.50% 2018–2040[2,5]	103,535	110,820	1.20

Other securities		130,009	1.41

		520,173	5.64

Financials — 1.77%

Other securities		163,050	1.77

Industrials — 1.73%

Other securities		159,103	1.73

Health care — 1.44%

Cardinal Health, Inc. 5.80% 2016	4,500	5,046.05

Abbott Laboratories 5.125% 2019	2,400	2,683.03

Other securities		125,356	1.36

		133,085	1.44

Telecommunication services — 1.14%

AT&T Inc. 6.70% 2013	4,340	5,013
			.07
SBC Communications Inc. 5.10%–5.625% 2014–2016	1,250	1,391

Other securities		98,894	1.07

		105,298	1.14

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Consumer discretionary — 1.01%

Comcast Corp. 6.45%–6.95% 2037	$6,875	$7,747.08%

Other securities		85,547.93

		93,294	1.01

Information technology — 0.61%

Hewlett-Packard Co. 5.50% 2018	3,100	3,576.04

Other securities		52,615.57

		56,191.61

Other — 1.71%

Other securities		156,943	1.71

Total bonds, notes & other debt instruments (cost: $2,210,289,000)		2,305,454	25.01

Short-term securities — 5.16%

Fannie Mae 0.17%–0.31% due 8/18/2010–2/1/2011	91,800	91,741	1.00

Freddie Mac 0.175%–0.31% due 7/12–12/21/2010	81,900	81,843.89

AT&T Inc. 0.19% due 7/14/2010[6]	53,000	52,996.57

JPMorgan Chase & Co. 0.23% due 7/12/2010	45,300	45,295.49

U.S. Treasury Bill 0.155% due 8/19/2010	34,700	34,693.38

Merck & Co. Inc. 0.15% due 8/9/2010[6]	25,000	24,996.27

Other securities		143,920	1.56

Total short-term securities (cost: $475,465,000)		475,484	5.16

Total investment securities (cost: $8,999,484,000)		9,292,931	100.82

Other assets less liabilities		(76,015)	(.82)

Net assets		$9,216,916	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,567,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $486,112,000, which represented 5.27% of the net assets of the fund. This amount includes $423,570,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3 Index-linked bond whose principal amount moves with a government retail price index.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5 Coupon rate may change periodically.

6 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $378,019,000, which represented 4.10% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund	unaudited

Summary investment portfolio June 30, 2010

Largest holdings (by issuer)	Percent of net assets		Percent of net assets
U.S. Treasury	26.70%	United Mexican States Government	1.25%

Fannie Mae	17.83	Polish Government	.96

Freddie Mac	8.34	South Korean Government	.82

Government National Mortgage Assn.	1.62	Canadian Government	.61

Federal Home Loan Bank	1.47	Irish Government	.55

Bonds, notes & other debt instruments — 93.92%

	Principal amount (000)	Value (000)	Percent of net assets

Bonds & notes of U.S. government & government agencies — 31.61%

U.S. Treasury:
1.00% 2012	$62,165	$62,641
4.50% 2012	60,000	64,200
4.875% 2012	50,000	53,576
1.125% 2013	84,798	85,138
2.00% 2013	94,375	96,900
2.625% 2014	58,170	60,595
4.00% 2015	47,435	52,362
4.125% 2015	55,810	62,021
4.25% 2015	89,250	99,824
2.375% 2016	75,000	76,119
3.00% 2016	56,920	59,413
3.25% 2016	151,250	159,457
3.25% 2016	74,500	79,144	26.70%
7.50% 2016	50,000	65,533
8.75% 2017	75,000	105,575
3.75% 2018	100,798	108,630
3.875% 2018	44,500	48,644
4.00% 2018	70,000	77,008
2.75% 2019	56,120	55,919
3.125% 2019	294,680	300,874
3.625% 2019	112,380	118,842
6.875% 2025	65,000	90,228
4.625% 2040	75,500	84,896
0.75%–8.875% 2011–2039[1]	369,826	404,866

Freddie Mac:
2.125% 2012	50,000	51,252	1.85
1.625%–5.75% 2011–2014	115,250	120,466

Federal Home Loan Bank 1.75%–5.375% 2012–2016	129,250	136,434	1.47

Fannie Mae 2.375%–5.50% 2011–2015	35,200	36,525.39

United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.787%–2.20% 2012[2]	27,000	27,467.30

Other securities		82,894.90

		2,927,443	31.61

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Mortgage-backed obligations[3] — 27.54%

Fannie Mae:
4.00% 2025	$202,750	$210,670
4.00% 2025	73,959	76,985
4.50% 2025	153,840	162,325
4.50% 2025	101,643	107,419
5.50% 2038	54,474	58,560
6.00% 2038	64,512	70,100	17.44%
6.00% 2038	53,034	57,517
5.00% 2038	50,000	52,719
5.50% 2040	75,000	80,262
5.50% 2040	50,000	53,680
3.603%–9.939% 2011–2042[2]	642,268	684,662

Freddie Mac:
4.00% 2025	184,250	191,303
4.50% 2025	86,015	90,835
4.50% 2025	43,036	45,448	6.49
6.00% 2040[4]	59,160	64,198
0%–6.00% 2023–2039[2]	199,101	209,439

Government National Mortgage Assn.:
4.50% 2040	78,787	82,276
			1.62
4.50% 2038–2040	64,428	67,152

Other securities		184,355	1.99

		2,549,905	27.54

Bonds & notes of governments & government agencies outside the U.S. — 8.79%

United Mexican States Government 7.75%–10.00% 2014–2036	MXN1,160,400	99,245
			1.25
United Mexican States Government Global 5.95%–6.375% 2013–2040	$15,350	16,823

Canadian Government 2.00% 2014	C$58,445	54,454.59

Other securities		643,734	6.95

		814,256	8.79

Financials — 7.19%

JPMorgan Chase & Co. 4.891%–4.95% 2015–2020[2]	$22,300	23,080.25

Other securities		642,467	6.94

		665,547	7.19

Consumer discretionary — 3.59%

Other securities		332,198	3.59

Industrials — 3.12%

Other securities		288,999	3.12

Utilities — 2.40%

Other securities		222,250	2.40

Telecommunication services — 2.35%

Other securities		217,541	2.35

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Energy — 2.10%

Other securities		$194,274	2.10%

Health care — 1.64%

Other securities		152,438	1.64

Consumer staples — 1.62%

Wal-Mart Stores, Inc. 5.375%–5.80% 2017–2018	$10,000	11,716.13

Other securities		138,268	1.49

		149,984	1.62

Other — 1.97%

Other securities		182,437	1.97

Total bonds, notes & other debt instruments (cost: $8,412,412,000)		8,697,272	93.92

Preferred stocks — 0.78%

Other — 0.78%

Other securities		71,806.78

Miscellaneous — 0.00%

Other preferred stocks in initial period of acquisition		403.00

Total preferred stocks (cost: $68,474,000)		72,209.78

Common stocks — 0.03%

Other — 0.02%

Other securities		1,390.02

Miscellaneous — 0.01%

Other common stocks in initial period of acquisition		1,022.01

Total common stocks (cost: $3,094,000)		2,412.03

American Funds Insurance Series

Bond Fund

Short-term securities — 17.38%

	Principal amount (000)	Value (000)	Percent of net assets

Freddie Mac 0.15%–0.31% due 7/13/2010–1/19/2011	$345,013	$344,760	3.72%

Federal Home Loan Bank 0.10%–0.20% due 7/14–9/10/2010	271,900	271,854	2.94

Fannie Mae 0.175%–0.24% due 7/14–9/27/2010	235,400	235,357	2.54

U.S. Treasury Bills 0.09%–0.325% due 8/12–9/23/2010	122,700	122,672	1.32

Private Export Funding Corp. 0.28%–0.33% due 8/4–8/30/2010[5]	111,650	111,596	1.21

Wal-Mart Stores Inc. 0.09% due 7/20/2010[5]	100,000	99,995	1.08

Hewlett-Packard Co. 0.16%–0.24% due 7/7–7/23/2010[5]	70,500	70,495.76

Straight-A Funding LLC 0.38%–0.40% due 8/10–9/8/2010[5]	63,800	63,765.69

Johnson & Johnson 0.16%–0.19% due 8/5/2010[5]	56,300	56,290.61

Jupiter Securitization Co., LLC 0.45% due 9/8/2010[5]	50,000	49,951.54

Other securities		182,575	1.97

Total short-term securities (cost: $1,609,245,000)		1,609,310	17.38

Total investment securities (cost: $10,093,225,000)		10,381,203	112.11

Other assets less liabilities		(1,121,041)	(12.11)

Net assets		$9,260,162	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $8,986,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Index-linked bond whose principal amount moves with a government retail price index.

2 Coupon rate may change periodically.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $66,411,000, which represented .72% of the net assets of the fund.

5 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,420,165,000, which represented 15.34% of the net assets of the fund.

Key to symbol and abbreviation
C$ = Canadian dollars
MXN = Mexican pesos

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund unaudited

Summary investment portfolio June 30, 2010

Bonds, notes & other debt instruments — 93.85%

	Principal amount (000)	Value (000)	Percent of net assets

Euros — 23.13%

German Government:
Series 6, 4.00% 2016	€12,500	US$17,190
Series 06, 3.75% 2017	9,000	12,205
4.25% 2017	8,400	11,719
Series 7, 4.00% 2018	7,155	9,817	7.83%
3.75% 2019	13,090	17,668
6.25% 2030	9,700	16,992
3.25%–5.00% 2012–2034	24,164	33,010

Irish Government:
4.00% 2014	10,455	12,824
5.00% 2020	17,850	20,720	3.00
4.40%–5.90% 2013–2019	9,630	11,952

Spanish Government:
3.30% 2014	6,700	8,116
3.00% 2015	10,625	12,696	2.16
4.60% 2019	6,400	7,878
4.20% 2037	3,950	4,035

Netherlands Government Eurobond:
4.25% 2013	7,390	9,899
4.50% 2017	7,815	10,930	2.01
5.50% 2028	5,300	8,425
7.50% 2023	625	1,124

French Government B.T.A.N. Eurobond 4.50% 2013	8,250	11,072.73

Italian Government 4.50% 2019	6,050	7,719.51

Canadian Government 3.50% 2020	4,000	5,218.35

Polish Government 5.875% 2014	1,250	1,695.11

Other securities		97,343	6.43

		350,247	23.13

Japanese yen — 6.67%

Japanese Government:
Series 231, 1.30% 2011	¥1,163,950	13,311
Series 269, 1.30% 2015	1,895,000	22,395	6.67
Series 284, 1.70% 2016	3,062,650	37,259
0.50%–2.40% 2012–2038[1]	2,365,585	27,969

		100,934	6.67

Polish zloty — 4.29%

Polish Government:
Series 0414, 5.75% 2014	PLN144,950	43,427
			4.29
Series 1017, 5.25% 2017	75,030	21,583

		65,010	4.29

South Korean won — 4.14%

South Korean Government:
Series 1309, 5.75% 2013	KRW13,550,000	11,691
4.75% 2014	9,360,000	7,838
5.50% 2017	13,374,060	11,497	4.14
5.75% 2018	17,100,000	14,810
4.25%–5.25% 2013–2014	20,230,000	16,862

		62,698	4.14

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Mexican pesos — 3.04%

United Mexican States Government:
Series MI10, 9.50% 2014	MXN157,500	US$13,789
Series M10, 8.00% 2015	93,300	7,775	3.04%
Series M10, 7.75% 2017	145,400	11,955
7.25%–10.00% 2012–2036	143,800	12,541

		46,060	3.04

Canadian dollars — 2.00%

Canadian Government:
2.00% 2014	C$14,390	13,407
			1.47
4.25%–5.75% 2012–2029	8,590	8,903

Other securities		8,034.53

		30,344	2.00

Malaysian ringgits — 1.90%

Malaysian Government:
Series 0207, 3.814% 2017	MYR28,435	8,822
			1.90
3.21%–5.094% 2013–2018	63,405	19,915

		28,737	1.90

British pounds — 1.72%

United Kingdom:
4.00% 2016	£4,945	8,008
			1.60
2.75%–6.00% 2011–2030	9,840	16,222

Other securities		1,814.12

		26,044	1.72

Danish kroner — 1.20%

Other securities		18,173	1.20

Australian dollars — 1.06%

Other securities		16,011	1.06

Hungarian forints — 1.04%

Hungarian Government:
Series 15/A, 8.00% 2015	HUF2,380,000	10,450
			1.04
5.50%–6.75% 2014–2017	1,299,700	5,281

		15,731	1.04

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

U.S. dollars — 39.82%

U.S. Treasury:
4.625% 2011	US$7,900	US$8,394
3.125% 2016	19,250	20,197
3.25% 2016	25,750	27,147
3.25% 2016	8,500	9,030
5.125% 2016	8,000	9,338	13.44%
8.875% 2017	8,000	11,398
3.125% 2019	19,218	19,622
4.625% 2040	9,000	10,120
0.75%–7.875% 2010–2039[1]	81,347	88,213

Fannie Mae:
4.00% 2025[2]	7,469	7,774
5.00% 2040[2]	7,502	7,938	3.63
0%–6.50% 2024–2040[2,3]	37,077	39,321

Freddie Mac:
4.50% 2025[2]	8,647	9,132	1.73
0%–6.50% 2025–2039[2,3]	16,163	17,127

Polish Government 6.375% 2019	4,415	4,906.32

Hungarian Government 6.25% 2020	4,850	4,790.32

United Mexican States Government Global 5.95% 2019	1,660	1,851.12

South Korean Government 5.75% 2014	700	764.05

Other securities		306,016	20.21

		603,078	39.82

Other currencies — 3.84%

Norwegian Government 6.50% 2013	NKr73,750	12,638.84

Other securities		45,519	3.00

		58,157	3.84

Total bonds, notes & other debt instruments (cost: $1,414,196,000)		1,421,224	93.85

Preferred stocks — 0.42%

U.S. dollars — 0.22%

Other securities		3,293.22

Other currencies — 0.20%

Other securities		3,007.20

Total preferred stocks (cost: $7,177,000)		6,300.42

Common stocks — 0.01%

U.S. dollars — 0.01%

Other securities		114.01

Total common stocks (cost: $120,000)		114.01

American Funds Insurance Series

Global Bond Fund

Rights & warrants — 0.00%

	Value (000)	Percent of net assets

U.S. dollars — 0.00%

Other securities	US$4.00%

Total rights & warrants (cost: $5,000)	4.00

Short-term securities — 6.38%

	Principal amount (000)

Fannie Mae 0.17%–0.43% due 8/4–12/3/2010	US$29,700	29,689	1.96

Straight-A Funding LLC 0.40% due 8/10/2010[4]	20,900	20,889	1.38

International Bank for Reconstruction and Development 0.35% due 8/20/2010	11,700	11,698.77

U.S. Treasury Bill 0.155% due 8/19/2010	10,800	10,798.71

Procter & Gamble International Funding S.C.A. 0.21% due 7/6/2010[4]	10,300	10,300.68

Walt Disney Co. 0.19% due 7/19/2010[4]	8,300	8,299.55

Other securities		5,000.33

Total short-term securities (cost: $96,665,000)		96,673	6.38

Total investment securities (cost: $1,518,163,000)		1,524,315	100.66

Other assets less liabilities		(9,926)	(.66)

Net assets		US$1,514,389	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $118,000, which represented less than .01% of the net assets of the fund, and may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Index-linked bond whose principal amount moves with a government retail price index.

2 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3 Coupon rate may change periodically.

4 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $130,365,000, which represented 8.61% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund	unaudited

Summary investment portfolio June 30, 2010

Largest holdings (by issuer)	Percent of net assets		Percent of net assets
CIT Group	2.45%	Freescale/Firestone Holdings	1.90%

NXP	2.42	Leap Wireless International	1.57

Univision Communications	2.30	American International Group	1.54

Nielsen Co.	2.18	Michaels Stores	1.48

Sprint Nextel	2.18	Allison Transmission	1.43

Bonds, notes & other debt instruments — 87.58%

	Principal amount (000)	Value (000)	Percent of net assets

Consumer discretionary — 21.39%

Univision Communications, Inc.:
First Lien Term Loan B, 2.25% 2014[1,2,3]	$18,653	$15,601
10.50% 2015[1,4,5]	25,247	21,144	2.30%
12.00% 2014[4]	2,300	2,478

Michaels Stores, Inc.:
10.00% 2014	13,110	13,602
0%–11.375% 2016[4,6]	10,750	10,296	1.48
Term Loans, 2.813%–5.063% 2013–2016[1,2,3]	1,383	1,293

Allison Transmission Holdings, Inc.:
11.25% 2015[1,4,5]	14,226	15,044
Term Loan B, 3.11% 2014[1,2,3]	5,993	5,475	1.43
11.00% 2015[4]	3,720	3,915

Virgin Media Finance PLC:
9.125% 2016	9,175	9,542
Series 1, 9.50% 2016	10,100	10,719	1.37
8.375% 2019[4]	2,175	2,213
Virgin Media Inc. 6.50% 2018[4]	925	913

MGM MIRAGE 5.875%–13.00% 2012–2020[4]	18,305	17,891	1.05

Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.:
7.875% 2018[4]	7,925	8,004
8.00%–10.875% 2012–2020[4]	6,450	6,755	1.00
Charter Communications, Inc. 13.50% 2016	2,006	2,347

Cinemark USA, Inc. 8.625% 2019	10,100	10,201.60

Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,225	8,287.48

FCE Bank PLC 7.125% 2013	€1,000	1,235.07

Other securities		198,277	11.61

		365,232	21.39

Financials — 13.91%

CIT Group Inc.:
Series A, 7.00% 2014	$9,230	8,745
Series A, 7.00% 2015	13,398	12,427	2.37
7.00% 2013–2016	14,477	13,650
Term Loans, 9.50%–13.00% 2012[1,2,3]	5,510	5,677

International Lease Finance Corp. 4.75%–8.625% 2010–2015[4]	26,600	25,754	1.51

Realogy Corp.:
Term Loan B, 3.292% 2013[1,2,3]	9,939	8,417
Second Lien Term Loan A, 13.50% 2017[2,3]	10,840	11,457	1.43
Term Loan DD, 3.292% 2013[1,2,3]	2,680	2,270
Letter of Credit, 3.231% 2013[1,2,3]	2,678	2,268

Liberty Mutual Group Inc.:
Series A, 7.80% 2087[1,4]	11,375	9,441
			1.34
6.50%–10.75% 2035–2088[1,4]	13,449	13,396

Developers Diversified Realty Corp. 9.625% 2016	8,325	9,042.53

Ford Motor Credit Co. 3.048%–8.70% 2012–2016[1]	13,450	13,643.80

National City Preferred Capital Trust I 12.00% (undated)[1]	7,762	8,499.50

Other securities		92,829	5.43

		237,515	13.91

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Industrials — 11.64%

Nielsen Finance LLC and Nielsen Finance Co.:
0%/12.50% 2016[6]	$17,835	$17,077
11.50% 2016	7,480	8,209	2.18%
10.00%–11.625% 2014	11,350	11,958

Hawker Beechcraft Acquisition Co., LLC:
Term Loan B, 2.533% 2014[1,2,3]	10,944	8,880
Term Loan B, 10.50% 2014[1,2,3]	1,441	1,427	1.12
Letter of Credit, 2.433% 2014[1,2,3]	650	528
8.50%–8.875% 2015[1,5]	10,383	8,270

Nortek, Inc. 11.00% 2013	8,881	9,302.54

RailAmerica, Inc. 9.25% 2017	8,726	9,184.54

ARAMARK Corp. 8.50% 2015	8,100	8,222.48

Other securities		115,768	6.78

		198,825	11.64

Telecommunication services — 10.20%

Nextel Communications, Inc.:
Series F, 5.95% 2014	10,395	9,693
Series D, 7.375% 2015	19,530	18,651	2.15
6.875% 2013	3,565	3,471
Sprint Capital Corp. 8.375% 2012	4,625	4,874

Cricket Communications, Inc.:
9.375% 2014	12,880	13,138
7.75% 2016	12,030	12,331	1.57
10.00% 2015	1,250	1,312

MetroPCS Wireless, Inc.:
9.25% 2014	15,650	16,198	1.27
9.25% 2014	5,265	5,449

Wind Acquisition SA 11.75% 2017[4]	12,530	12,906.75

Clearwire Communications LLC/Finance 12.00% 2015[4]	11,325	11,282.66

Other securities		64,829	3.80

		174,134	10.20

Information technology — 7.93%

NXP BV and NXP Funding LLC:
3.053% 2013[1]	11,350	9,747
7.875% 2014	13,145	12,126
9.50% 2015	14,045	11,798	2.42
10.00% 2013[7]	1,312	1,404
3.394%–8.625% 2013–2015[1]	€5,997	6,227

Freescale Semiconductor, Inc.:
9.125% 2014[1,5]	$11,151	10,035
Term Loan, 4.604% 2016[1,2,3]	408	360	1.90
4.412%–10.125% 2014–2018[1,4]	23,883	22,137

First Data Corp.:
9.875% 2015	10,675	8,060
Term Loan B2, 3.097% 2014[1,2,3]	8,767	7,386	1.23
9.875%–10.55% 2015[5]	7,409	5,501

SunGard Data Systems Inc. 9.125% 2013	9,160	9,355.55

Other securities		31,360	1.83

		135,496	7.93

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Health care — 6.92%

Elan Finance PLC and Elan Finance Corp.:
8.75% 2016[4]	$8,640	$8,435
			1.20%
4.436%–8.875% 2011–2013[1]	12,170	12,005

Bausch & Lomb Inc. 9.875% 2015	10,780	11,130.65

Tenet Healthcare Corp. 7.375% 2013	10,335	10,387.61

PTS Acquisition Corp. 9.50% 2015[1,5]	9,970	9,547.56

HealthSouth Corp. 10.75% 2016	7,580	8,224.48

VWR Funding, Inc., Series B, 10.25% 2015[1,5]	7,979	8,099.47

Other securities		50,380	2.95

		118,207	6.92

Materials — 4.84%

Georgia Gulf Corp.:
9.00% 2017[4]	13,400	13,668
			.89
10.75% 2016	1,500	1,530

LBI Escrow Corp 8.00% 2017[4]	9,375	9,680.56

Other securities		57,866	3.39

		82,744	4.84

Utilities — 4.63%

Edison Mission Energy 7.00%–7.75% 2013–2027	27,525	17,995	1.30
Midwest Generation, LLC, Series B, 8.56% 2016[2]	4,208	4,155

Texas Competitive Electric Holdings Co. LLC:
Term Loan B2, 4.066% 2014[1,2,3]	14,755	10,961
Term Loan B1, 3.85% 2014[1,2,3]	1,496	1,111	1.19
10.25%–11.25% 2015–2016[1,5]	12,317	8,167

NRG Energy, Inc. 7.375% 2016	11,250	11,222.66

Intergen Power 9.00% 2017[4]	8,775	8,775.51

Other securities		16,615.97

		79,001	4.63

Consumer staples — 3.41%

Other securities		58,217	3.41

Energy — 2.29%

Other securities		39,185	2.29

Other — 0.42%

Other securities		7,199.42

Total bonds, notes & other debt instruments (cost: $1,467,636,000)		1,495,755	87.58

American Funds Insurance Series

High-Income Bond Fund

Convertible securities — 0.75%

		Value (000)	Percent of net assets

Other — 0.75%

Other securities		$12,844.75%

Total convertible securities (cost: $11,971,000)		12,844.75

Preferred stocks — 2.53%

	Shares
Financials — 2.43%

ILFC E-Capital Trust II 6.25%[1,4]	745,000	482.03

Other securities		41,086	2.40

		41,568	2.43

Consumer discretionary — 0.10%

Other securities		1,657.10

Total preferred stocks (cost: $41,103,000)		43,225	2.53

Common stocks — 1.30%

Other — 1.30%

Ford Motor Co.[8]	342,877	3,456.20

Georgia Gulf Corp.[8]	245,797	3,279.19

CIT Group Inc.[8]	37,755	1,279.08

Sprint Nextel Corp., Series 1[8]	127,382	540.03

Charter Communications, Inc., Class A8	1,331	47.00

Other securities		13,539.80

Total common stocks (cost: $20,819,000)		22,140	1.30

Rights & warrants — 0.01%

Other — 0.01%

Other securities		152.01

Total rights & warrants (cost: $149,000)		152.01

American Funds Insurance Series

High-Income Bond Fund

Short-term securities — 6.75%

	Principal amount (000)	Value (000)	Percent of net assets

General Electric Co. 0.08% due 7/1/2010	$44,000	$44,000	2.58%

AT&T Inc. 0.19% due 7/13–7/26/2010[4]	35,000	34,997	2.05

Freddie Mac 0.265%–0.31% due 12/15/2010–1/19/2011	24,300	24,267	1.42

Procter & Gamble International Funding S.C.A. 0.18% due 7/15/2010[4]	12,000	11,999.70

Total short-term securities (cost: $115,260,000)		115,263	6.75

Total investment securities (cost: $1,656,938,000)		1,689,379	98.92

Other assets less liabilities		18,414	1.08

Net assets		$1,707,793	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,201,000, which represented .36% of the net assets of the fund. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Coupon rate may change periodically.

2 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $109,035,000, which represented 6.38% of the net assets of the fund.

4 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $481,228,000, which represented 28.18% of the net assets of the fund.

5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6 Step bond; coupon rate will increase at a later date.

7 Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $1,076,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $5,619,000, which represented .33% of the net assets of the fund.

8 Security did not produce income during the last 12 months.

Key to symbol
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund	unaudited
Summary investment portfolio June 30, 2010

Bonds, notes & other debt instruments — 92.34%

	Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury bonds & notes — 44.13%

U.S. Treasury:
0.875% 2012	$38,200	$38,406
1.125% 2013	26,483	26,589
3.125% 2013	83,175	88,542
3.375% 2013	17,400	18,649
1.75% 2014	60,825	61,813
2.375% 2014	42,750	44,161
2.625% 2014	57,250	59,858
2.50% 2015	100,000	103,562
2.50% 2015	30,000	31,091
3.25% 2016	76,750	81,373
3.25% 2016	66,250	69,845
4.625% 2017	43,900	50,161	44.13%
8.875% 2017	28,190	40,162
3.50% 2018	33,750	36,086
3.875% 2018	19,250	21,043
2.75% 2019	49,250	49,073
3.125% 2019	53,000	54,114
3.375% 2019	53,000	54,899
3.625% 2019	32,250	34,104
8.125% 2019	51,665	73,629
3.625% 2020	71,000	75,024
4.625% 2040	72,410	81,422
0%–7.125% 2011–2040[1]	187,773	202,520

		1,396,126	44.13

Mortgage-backed obligations — 35.32%

Federal agency mortgage-backed obligations[2] — 34.89%
Fannie Mae:
4.00% 2025	32,000	33,250
4.50% 2025	77,860	82,154
4.00% 2029	18,583	19,149	13.97
4.50% 2040	18,100	18,765
0%–11.791% 2018–2047[3]	272,182	288,597

Government National Mortgage Assn.:
4.50% 2024	17,161	18,303
5.00% 2038	25,152	26,786
4.00% 2039	31,969	32,519	11.41
4.50% 2039	19,072	19,871
3.50%–6.50% 2024–2058[3]	249,104	263,355

Freddie Mac:
5.50% 2024	16,698	18,071
4.00% 2025	91,580	95,086
4.50% 2025	28,290	29,828	8.89
6.00% 2040[4]	18,330	19,891
0%–6.00% 2014–2040[3]	111,356	118,227

Other securities		19,486.62

		1,103,338	34.89

Commercial mortgage-backed securities[2] — 0.43%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,250.23

Other securities		6,467.20

		13,717.43

Total mortgage-backed obligations		1,117,055	35.32

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Federal agency bonds & notes — 12.04%

Federal Home Loan Bank:
1.75% 2012	$29,300	$29,838
1.875% 2013	24,250	24,715
3.625% 2013	58,750	62,948	6.49%
5.50% 2014	31,410	36,083
1.125%–5.375% 2010–2018	48,100	51,608

United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,400.68

Freddie Mac:
2.125% 2012	20,000	20,501.87
2.50%–2.875% 2010–2014	7,000	7,156

United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp.,

Series G, 2.20%–3.00% 2011–2012	11,500	11,802.37

Fannie Mae 6.125% 2012	10,000	10,925.35

Other securities		103,739	3.28

		380,715	12.04

Other — 0.85%

Other securities		27,151.85

Total bonds, notes & other debt instruments (cost: $2,805,880,000)		2,921,047	92.34

Short-term securities — 15.48%

Coca-Cola Co. 0.15%–0.26% due 7/21–7/28/2010[5]	79,900	79,890	2.53

Federal Home Loan Bank 0.11%–0.16% due 7/16–8/5/2010	71,300	71,293	2.25

Straight-A Funding LLC 0.39%–0.43% due 8/6–8/23/2010[5]	55,000	54,970	1.74

Private Export Funding Corp. 0.29% due 9/1/2010[5]	50,000	49,967	1.58

U.S. Treasury Bill 0.129% due 7/29/2010	46,650	46,645	1.47

AT&T Inc. 0.19%–0.20% due 7/20–7/26/2010[5]	42,300	42,295	1.34

PepsiCo Inc. 0.20% due 7/13/2010[5]	40,000	39,997	1.26

Procter & Gamble International Funding S.C.A. 0.23% due 7/7/2010[5]	33,400	33,399	1.06

General Electric Co. 0.08% due 7/1/2010	20,200	20,200.64

Hewlett-Packard Co. 0.24% due 7/7/2010[5]	20,000	19,999.63

Other securities		31,197.98

Total short-term securities (cost: $489,860,000)		489,852	15.48

Total investment securities (cost: $3,295,740,000)		3,410,899	107.82

Other assets less liabilities		(247,516)	(7.82)

Net assets		$3,163,383	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Index-linked bond whose principal amount moves with a government retail price index.

2 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3 Coupon rate may change periodically.

4 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $19,891,000, which represented .63% of the net assets of the fund.

5 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $359,965,000, which represented 11.38% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund	unaudited

Investment portfolio June 30, 2010

Short-term securities — 99.19%

	Principal amount (000)	Value (000)	Percent of net assets

Corporate short-term notes — 37.08%

Toronto-Dominion Holdings USA Inc. 0.17% due 8/25/2010[1]	$31,200	$31,192	4.16%

Hewlett-Packard Co. 0.24% due 7/7/2010[1]	30,000	29,999	4.00

Credit Suisse New York Branch 0.31% due 7/6/2010	22,600	22,599	3.02

Old Line Funding, LLC 0.45% due 9/20/2010[1]	22,300	22,282	2.97

BASF AG 0.22% due 7/6/2010[1]	20,000	19,999	2.67

Straight-A Funding LLC 0.40% due 8/11/2010[1]	20,000	19,989	2.67

GDF SUEZ 0.33% due 7/8–7/9/2010[1]	18,000	17,998	2.40

NetJets Inc. 0.05% due 7/1/2010[1]	17,200	17,200	2.30

Bank of Nova Scotia 0.25% due 7/2/2010	16,900	16,900	2.26

KfW 0.23% due 7/1/2010[1]	15,300	15,300	2.04

Nestlé Finance International Ltd. 0.22% due 7/19/2010	14,000	13,999	1.87

Johnson & Johnson 0.25% due 8/3/2010[1]	10,600	10,598	1.41

Procter & Gamble International Funding S.C.A. 0.18% due 7/15/2010[1]	10,000	9,999	1.33

JPMorgan Chase & Co. 0.23% due 7/14/2010	10,000	9,999	1.33

UBS Finance (Delaware) LLC 0.62% due 9/24/2010	10,000	9,987	1.33

Becton, Dickinson and Co. 0.21% due 8/3/2010	9,900	9,898	1.32

		277,938	37.08

U.S. Treasuries — 34.51%

U.S. Treasury Bills 0.065%–0.267% due 7/8–10/21/2010	258,750	258,708	34.51

Federal agency discount notes — 27.60%

Freddie Mac 0.15%–0.24% due 7/23–11/17/2010	109,800	109,764	14.64

Fannie Mae 0.19%–0.21% due 8/9–8/30/2010	74,200	74,183	9.89

Federal Home Loan Bank 0.10% due 8/6/2010	22,170	22,168	2.96

International Bank for Reconstruction and Development 0.35% due 8/20/2010	800	800.11

		206,915	27.60

Total investment securities (cost: $743,544,000)		743,561	99.19

Other assets less liabilities		6,039.81

Net assets		$749,600	100.00%

1 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $194,556,000, which represented 25.95% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2010

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$200,561	$4,559,267	$3,047,059	$22,659,023
Affiliated issuers	—	—	81,808	609,369
Cash denominated in currencies other than U.S. dollars	30	2,285	218	2,205
Cash	129	164	145	136
Unrealized appreciation on open forward currency contracts	—	—	—	—
Receivables for:
Sales of investments	1,774	2,712	17,168	22,748
Sales of fund’s shares	10	13,115	2,914	37,076
Closed forward currency contracts	—	—	—	—
Dividends and interest	291	7,935	2,916	20,746
Other assets	—	—	485	—

	202,795	4,585,478	3,152,713	23,351,303

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Payables for:
Purchases of investments	2,910	6,400	56,294	286,722
Repurchases of fund’s shares	233	4,441	3,445	15,423
Closed forward currency contracts	—	—	—	—
Investment advisory services	99	2,070	1,855	6,454
Distribution services	37	768	531	3,603
Trustees’ deferred compensation	— *	15	9	247
Non-U.S. taxes	—	3,444	1,700	—
Other	2	42	55	37

	3,281	17,180	63,889	312,486

Net assets at June 30, 2010 (total: $93,965,385)	$199,514	$4,568,298	$3,088,824	$23,038,817

Investment securities, at cost:
Unaffiliated issuers	$207,749	$4,245,112	$2,814,705	$20,424,102

Affiliated issuers	—	—	$148,852	$661,664

Cash denominated in currencies other than U.S. dollars, at cost	$30	$2,285	$218	$2,205

Net assets consist of:
Capital paid in on shares of beneficial interest	$235,744	$5,095,109	$3,465,585	$25,792,826
Undistributed (distributions in excess of) net investment income	658	31,917	(53,862)	88,234
(Accumulated) undistributed net realized (loss) gain	(29,696)	(869,409)	(486,537)	(5,025,019)
Net unrealized (depreciation) appreciation	(7,192)	310,681	163,638	2,182,776

Net assets at June 30, 2010	$199,514	$4,568,298	$3,088,824	$23,038,817

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $29,740,582)	$26,225	$964,373	$578,416	$6,309,040
Shares outstanding	2,586	55,026	34,047	143,818
Net asset value per share	$10.14	$17.53	$16.99	$43.87
Class 2:
Net assets (total: $63,677,698)	$173,289	$3,603,925	$2,510,408	$16,529,802
Shares outstanding	17,180	207,017	150,047	380,024
Net asset value per share	$10.09	$17.41	$16.73	$43.50
Class 3:
Net assets (total: $547,105)	—	—	—	$199,975
Shares outstanding	—	—	—	4,558
Net asset value per share	—	—	—	$43.88

* Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Bond Fund	Global Bond Fund

$8,322,519	$1,864,637	$3,493,972	$1,909,659	$21,739,244	$149,143		$9,292,931	$10,381,203	$1,524,315
—	—	—	7,124	—	—		—	—	—
2,444	1,182	—	1,158	1,423	71		—	—	—	*
131	143	124	140	150	97		60	707	138
—	—	—	—	—	4		—	10,670	4,701

1,787	3,485	3,016	312	—	1,378		16,370	232,968	13,390
47,056	1,250	6,262	124	69,587	1,052		9,106	8,335	2,801
—	—	—	—	—	—		—	—	733
22,826	7,737	6,286	6,646	29,263	577		34,286	79,407	20,333
—	—	—	—	—	—		—	—	—

8,396,763	1,878,434	3,509,660	1,925,163	21,839,667	152,322		9,352,753	10,713,290	1,566,411

—	—	—	—	—	—		—	2,518	1,483

14,303	1,121	18,278	3,754	154,089	368		124,831	1,360,101	47,805
4,422	2,058	3,423	1,579	13,183	1		7,297	85,936	1,496
—	—	—	—	—	—		—	632	263
3,479	1,175	1,268	973	5,079	86		2,365	2,789	672
1,177	288	660	377	3,101	26		1,076	1,013	266
115	4	10	3	288	—	*	70	18	1
5,906	927	—	—	—	14		—	—	—
2,688	53	1	15	25	3		198	121	36

32,090	5,626	23,640	6,701	175,765	498		135,837	1,453,128	52,022

$8,364,673	$1,872,808	$3,486,020	$1,918,462	$21,663,902	$151,824		$9,216,916	$9,260,162	$1,514,389

$8,243,606	$1,603,176	$3,476,364	$1,983,105	$21,107,073	$155,969		$8,999,484	$10,093,225	$1,518,163

—	—	—	$15,878	—	—		—	—	—

$2,444	$1,182	—	$1,158	—	$71		—	—	—	*

$9,436,590	$1,754,831	$4,221,597	$2,586,239	$25,150,360	$154,843		$9,988,550	$9,245,756	$1,488,318
54,971	8,216	36,949	18,976	204,199	2,184		102,418	130,677	25,297
(1,199,985)	(150,726)	(790,134)	(604,447)	(4,322,902)	1,645		(1,167,512)	(411,756)	(7,584)
73,097	260,487	17,608	(82,306)	632,245	(6,848)		293,460	295,485	8,358

$8,364,673	$1,872,808	$3,486,020	$1,918,462	$21,663,902	$151,824		$9,216,916	$9,260,162	$1,514,389

$2,758,659	$499,573	$432,087	$143,387	$7,300,474	$24,689		$4,153,269	$4,291,282	$210,737
186,505	26,420	55,754	17,333	256,310	1,909		297,813	398,754	18,420
$14.79	$18.91	$7.75	$8.27	$28.48	$12.94		$13.95	$10.76	$11.44

$5,552,354	$1,373,235	$3,053,933	$1,775,075	$14,176,034	$127,135		$5,024,249	$4,968,880	$1,303,652
377,003	73,244	397,321	215,186	501,129	9,857		363,005	466,862	114,438
$14.73	$18.75	$7.69	$8.25	$28.29	$12.90		$13.84	$10.64	$11.39

$53,660	—	—	—	$187,394	—		$39,398	—	—
3,628	—	—	—	6,579	—		2,825	—	—
$14.79	—	—	—	$28.49	—		$13.94	—	—

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2010	unaudited

(dollars and shares in thousands, except per-share amounts)

	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Assets:
Investment securities, at value	$1,689,379	$3,410,899	$743,561
Cash	345	89	115
Unrealized appreciation on open forward currency contracts	799	—	—
Receivables for:
Sales of investments	4,302	49,650	—
Sales of fund’s shares	769	7,207	6,275
Closed forward currency contracts	20	—	—
Dividends and interest	31,086	18,639	—

	1,726,700	3,486,484	749,951

Liabilities:
Unrealized depreciation on open forward currency contracts	6	—	—
Payables for:
Purchases of investments	5,421	321,531	—
Repurchases of fund’s shares	12,084	206	4
Investment advisory services	652	962	200
Distribution services	217	376	134
Trustees’ deferred compensation	29	25	13
Other	498	1	—

	18,907	323,101	351

Net assets at June 30, 2010 (total: $93,965,385)	$1,707,793	$3,163,383	$749,600

Investment securities, at cost	$1,656,938	$3,295,740	$743,544

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,857,770	$2,988,681	$750,952
Undistributed (distributions in excess of) net investment income	67,611	32,319	(1,369)
(Accumulated) undistributed net realized (loss) gain	(250,810)	27,224	—
Net unrealized appreciation	33,222	115,159	17

Net assets at June 30, 2010	$1,707,793	$3,163,383	$749,600

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $29,740,582)	$646,176	$1,298,759	$103,436
Shares outstanding	60,059	101,863	9,076
Net asset value per share	$10.76	$12.75	$11.40
Class 2:
Net assets (total: $63,677,698)	$1,040,127	$1,835,797	$629,803
Shares outstanding	97,670	145,282	55,745
Net asset value per share	$10.65	$12.64	$11.30
Class 3:
Net assets (total: $547,105)	$21,490	$28,827	$16,361
Shares outstanding	1,996	2,261	1,440
Net asset value per share	$10.77	$12.75	$11.36

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2010	unaudited

(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,553	$60,088	$20,915	$154,942
Interest	45	675	1,291	852

	1,598	60,763	22,206	155,794

Fees and expenses[3]:
Investment advisory services	637	13,177	11,721	40,314
Distribution services — Class 2	237	4,943	3,377	22,538
Distribution services — Class 3	—	—	—	201
Transfer agent services	— [4]	— [4]	— [4]	1
Reports to shareholders	6	197	125	974
Registration statement and prospectus	15	333	310	1,703
Trustees’ compensation	1	22	14	100
Auditing and legal	8	22	18	55
Custodian	12	293	366	267
State and local taxes	2	49	32	240
Other	2	17	120	39

	920	19,053	16,083	66,432

Net investment income	678	41,710	6,123	89,362

Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments[2]	1,608	98,497	87,382	(170,617)
Currency transactions	(79)	235	267	(1,763)

	1,529	98,732	87,649	(172,380)

Net unrealized depreciation on:
Investments	(23,727)	(670,851)	(240,451)	(1,243,494)
Currency translations	(5)	(97)	(100)	(80)

Net realized gain (loss) and unrealized depreciation on investments and currency	(23,732)	(670,948)	(240,551)	(1,243,574)

	(22,203)	(572,216)	(152,902)	(1,415,954)

Net decrease in net assets resulting from operations	$(21,525)	$(530,506)	$(146,779)	$(1,326,592)

See end of table for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2010

	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$134,498	$21,094	$49,420	$32,009
Interest	1,255	7,105	235	3,962

	135,753	28,199	49,655	35,971

Fees and expenses[3]:
Investment advisory services	22,109	7,346	7,905	6,128
Distribution services — Class 2	7,589	1,827	4,164	2,392
Distribution services — Class 3	56	—	—	—
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Reports to shareholders	348	75	143	79
Registration statement and prospectus	541	125	199	123
Trustees’ compensation	36	9	16	9
Auditing and legal	35	11	8	6
Custodian	918	396	33	92
State and local taxes	86	19	36	22
Other	20	31	6	5

	31,738	9,839	12,510	8,856

Net investment income (loss)	104,015	18,360	37,145	27,115

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	38,659	11,961	46,258	34,171
Forward currency contracts	—	4	—	—
Currency transactions	(1,768)	(264)	— [4]	211

	36,891	11,701	46,258	34,382

Net unrealized (depreciation) appreciation on:
Investments	(1,418,223)	(137,679)	(356,442)	(250,131)
Forward currency contracts	—	(26)	—	—
Currency translations	(294)	(81)	—	(161)

	(1,418,517)	(137,786)	(356,442)	(250,292)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency	(1,381,626)	(126,085)	(310,184)	(215,910)

Net (decrease) increase in net assets resulting from operations	$(1,277,611)	$(107,725)	$(273,039)	$(188,795)

1 Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
2 Additional information related to affiliated transactions is included in the Notes to Financial Statements.
3 Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
4 Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars in thousands)

Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund

$256,342	$2,777	$65,176	$194	$8	$1,188	$—		$—
3,735	115	62,191	167,227	30,752	75,743	40,157		681

260,077	2,892	127,367	167,421	30,760	76,931	40,157		681

32,382	499	14,638	16,198	3,962	4,031	5,371		1,182
19,775	147	6,780	5,949	1,582	1,321	2,077		776
194	—	38	—	—	20	25		15
1	— [4]	— [4]	— [4]	— [4]	— [4]	—	[4]	— [4]
726	4	380	328	53	50	77		22
1,502	6	387	374	75	96	97		29
97	— [4]	40	37	6	7	11		3
52	5	20	18	3	3	6		1
191	19	48	124	118	4	3		1
236	1	95	86	14	17	27		8
38	5	22	21	12	10	4		1

55,194	686	22,448	23,135	5,825	5,559	7,698		2,038

204,883	2,206	104,919	144,286	24,935	71,372	32,459		(1,357)

(1,140,806)	1,671	(45,746)	43,021	(6,919)	410	28,421		—
—	2	—	43,869	7,965	292	—		—
161	(18)	(20)	(2,616)	(1,371)	(69)	—		—

(1,140,645)	1,655	(45,766)	84,274	(325)	633	28,421		—

(1,179,179)	(25,016)	(556,562)	179,373	(40,981)	(7,022)	91,792		31
—	4	35	(948)	5,142	792	—		—
(77)	(13)	—	(555)	(963)	(9)	—		—

(1,179,256)	(25,025)	(556,527)	177,870	(36,802)	(6,239)	91,792		31

(2,319,901)	(23,370)	(602,293)	262,144	(37,127)	(5,606)	120,213		31

$(2,115,018)	$(21,164)	$(497,374)	$406,430	$(12,192)	$65,766	$152,672		$(1,326)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund

	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009

Operations:
Net investment income	$678	$707	$41,710	$61,212	$6,123	$10,576
Net realized gain (loss) on investments, forward currency contracts and currency transactions	1,529	(21,498)	98,732	(577,447)	87,649	(344,261)
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(23,732)	96,136	(670,948)	2,083,342	(240,551)	1,594,530

Net (decrease) increase in net assets resulting from operations	(21,525)	75,345	(530,506)	1,567,107	(146,779)	1,260,845

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(16)	(203)	(4,495)	(14,409)	(8,225)	(2,295)
Class 2	(103)	(962)	(15,500)	(49,897)	(35,765)	(6,036)
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(119)	(1,165)	(19,995)	(64,306)	(43,990)	(8,331)

Distributions from net realized gain on investments:
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(119)	(1,165)	(19,995)	(64,306)	(43,990)	(8,331)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,525	7,055	76,797	152,420	61,513	156,323
Proceeds from reinvestment of dividends and distributions	16	203	4,495	14,409	8,225	2,295
Cost of shares repurchased	(2,826)	(4,461)	(40,792)	(98,881)	(60,182)	(82,880)

Net (decrease) increase from Class 1 transactions	(1,285)	2,797	40,500	67,948	9,556	75,738

Class 2:
Proceeds from shares sold	17,999	28,318	124,852	175,261	128,891	231,775
Proceeds from reinvestment of dividends and distributions	103	962	15,500	49,897	35,765	6,036
Cost of shares repurchased	(18,277)	(32,843)	(199,348)	(532,009)	(176,224)	(338,277)

Net (decrease) increase from Class 2 transactions	(175)	(3,563)	(58,996)	(306,851)	(11,568)	(100,466)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net (decrease) increase in net assets resulting from capital share transactions	(1,460)	(766)	(18,496)	(238,903)	(2,012)	(24,728)

Total (decrease) increase in net assets	(23,104)	73,414	(568,997)	1,263,898	(192,781)	1,227,786
Net assets:
Beginning of period	222,618	149,204	5,137,295	3,873,397	3,281,605	2,053,819

End of period	$199,514	$222,618	$4,568,298	$5,137,295	$3,088,824	$3,281,605

Undistributed (distributions in excess of) net investment income	$658	$99	$31,917	$10,202	$(53,862)	$(15,995)

Shares of beneficial interest:
Class 1:
Shares sold	134	762	4,022	9,692	3,364	11,706
Shares issued on reinvestment of dividends and distributions	1	20	240	779	457	130
Shares repurchased	(258)	(502)	(2,144)	(5,953)	(3,300)	(5,697)

Net (decrease) increase in shares outstanding	(123)	280	2,118	4,518	521	6,139

Class 2:
Shares sold	1,603	3,089	6,511	11,097	7,044	16,688
Shares issued on reinvestment of dividends and distributions	10	100	834	2,729	2,020	347
Shares repurchased	(1,683)	(3,595)	(10,603)	(33,950)	(9,945)	(24,566)

Net (decrease) increase in shares outstanding	(70)	(406)	(3,258)	(20,124)	(881)	(7,531)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

See end of table for footnote.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars and shares in thousands)

Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund

Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009

$89,362	$151,308	$104,015	$120,342	$18,360	$29,285	$37,145	$64,018	$27,115	$43,559

(172,380)	(3,042,732)	36,891	(876,428)	11,701	(69,962)	46,258	(449,056)	34,382	(308,921)

(1,243,574)	9,997,277	(1,418,517)	3,605,359	(137,786)	688,152	(356,442)	1,200,546	(250,292)	883,289

(1,326,592)	7,105,853	(1,277,611)	2,849,273	(107,725)	647,475	(273,039)	815,508	(188,795)	617,927

(14,974)	(48,554)	(22,613)	(42,244)	(2,699)	(7,030)	(1,403)	(7,922)	(1,306)	(3,542)
(32,314)	(101,700)	(43,739)	(83,779)	(7,020)	(18,903)	(9,117)	(60,270)	(15,408)	(40,323)
(411)	(1,414)	(427)	(933)	—	—	—	—	—	—

(47,699)	(151,668)	(66,779)	(126,956)	(9,719)	(25,933)	(10,520)	(68,192)	(16,714)	(43,865)

—	—	—	(12,249)	—	—	—	—	—	—
—	—	—	(28,704)	—	—	—	—	—	—
—	—	—	(316)	—	—	—	—	—	—

—	—	—	(41,269)	—	—	—	—	—	—

(47,699)	(151,668)	(66,779)	(168,225)	(9,719)	(25,933)	(10,520)	(68,192)	(16,714)	(43,865)

505,620	1,133,307	453,155	492,072	66,254	157,026	70,041	126,839	7,838	31,416
14,974	48,554	22,613	54,493	2,699	7,030	1,403	7,922	1,306	3,542
(398,783)	(1,202,331)	(137,133)	(364,115)	(38,804)	(64,154)	(13,061)	(26,536)	(10,887)	(11,041)

121,811	(20,470)	338,635	182,450	30,149	99,902	58,383	108,225	(1,743)	23,917

287,652	1,076,675	267,108	394,974	65,555	131,855	88,429	226,370	86,144	116,122
32,314	101,700	43,739	112,483	7,020	18,903	9,117	60,270	15,408	40,323
(1,006,110)	(1,430,613)	(265,195)	(853,869)	(104,608)	(177,160)	(138,663)	(212,095)	(87,158)	(267,041)

(686,144)	(252,238)	45,652	(346,412)	(32,033)	(26,402)	(41,117)	74,545	14,394	(110,596)

390	2,265	336	1,209	—	—	—	—	—	—
411	1,414	427	1,249	—	—	—	—	—	—
(19,442)	(38,105)	(6,076)	(11,488)	—	—	—	—	—	—

(18,641)	(34,426)	(5,313)	(9,030)	—	—	—	—	—	—

(582,974)	(307,134)	378,974	(172,992)	(1,884)	73,500	17,266	182,770	12,651	(86,679)

(1,957,265)	6,647,051	(965,416)	2,508,056	(119,328)	695,042	(266,293)	930,086	(192,858)	487,383

24,996,082	18,349,031	9,330,089	6,822,033	1,992,136	1,297,094	3,752,313	2,822,227	2,111,320	1,623,937

$23,038,817	$24,996,082	$8,364,673	$9,330,089	$1,872,808	$1,992,136	$3,486,020	$3,752,313	$1,918,462	$2,111,320

$88,234	$46,571	$54,971	$17,735	$8,216	$(425)	$36,949	$10,324	$18,976	$8,575

10,647	30,528	27,527	36,037	3,337	9,899	8,409	18,485	855	4,390
317	1,129	1,438	3,462	136	369	168	996	149	406
(8,473)	(32,634)	(8,471)	(26,005)	(1,983)	(4,019)	(1,570)	(3,755)	(1,232)	(1,513)

2,491	(977)	20,494	13,494	1,490	6,249	7,007	15,726	(228)	3,283

6,095	28,456	16,275	27,365	3,281	8,032	10,454	32,904	9,481	15,788
689	2,410	2,793	7,223	356	1,006	1,103	7,677	1,761	4,662
(21,585)	(38,315)	(16,648)	(62,079)	(5,443)	(11,463)	(16,554)	(31,184)	(9,928)	(35,763)

(14,801)	(7,449)	2,420	(27,491)	(1,806)	(2,425)	(4,997)	9,397	1,314	(15,313)

8	59	21	78	—	—	—	—	—	—
9	33	27	80	—	—	—	—	—	—
(412)	(1,033)	(377)	(837)	—	—	—	—	—	—

(395)	(941)	(329)	(679)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund

	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009

Operations:
Net investment income (loss)	$204,883	$343,789	$2,206	$1,294	$104,919	$207,381
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(1,140,645)	(1,550,366)	1,655	2,465	(45,766)	(640,061)
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(1,179,256)	7,059,920	(25,025)	17,096	(556,527)	2,290,623

Net (decrease) increase in net assets resulting from operations	(2,115,018)	5,853,343	(21,164)	20,855	(497,374)	1,857,943

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(24,516)	(126,710)	(7)	(327)	(17,699)	(93,285)
Class 2	(42,019)	(225,593)	(39)	(1,017)	(19,580)	(117,534)
Class 3	(573)	(3,277)	—	—	(155)	(945)

Total dividends from net investment income	(67,108)	(355,580)	(46)	(1,344)	(37,434)	(211,764)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	(114)	(377)	—	—
Class 2	—	—	(581)	(1,337)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(7)	—	—	—
Class 2	—	—	(39)	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	(741)	(1,714)	—	—

Total dividends and distributions paid to shareholders	(67,108)	(355,580)	(787)	(3,058)	(37,434)	(211,764)

Capital share transactions:
Class 1:
Proceeds from shares sold	646,548	1,764,451	3,612	10,518	369,750	1,291,806
Proceeds from reinvestment of dividends and distributions	24,516	126,710	128	704	17,699	93,285
Cost of shares repurchased	(798,886)	(564,157)	(2,624)	(960)	(144,850)	(156,605)

Net (decrease) increase from Class 1 transactions	(127,822)	1,327,004	1,116	10,262	242,599	1,228,486

Class 2:
Proceeds from shares sold	226,271	612,481	49,273	82,649	81,340	167,583
Proceeds from reinvestment of dividends and distributions	42,019	225,593	659	2,354	19,580	117,534
Cost of shares repurchased	(862,436)	(1,328,890)	(4,005)	(2,159)	(321,725)	(528,840)

Net (decrease) increase from Class 2 transactions	(594,146)	(490,816)	45,927	82,844	(220,805)	(243,723)

Class 3:
Proceeds from shares sold	204	836	—	—	1,052	1,407
Proceeds from reinvestment of dividends and distributions	573	3,277	—	—	155	945
Cost of shares repurchased	(19,474)	(36,309)	—	—	(2,881)	(7,954)

Net (decrease) increase from Class 3 transactions	(18,697)	(32,196)	—	—	(1,674)	(5,602)

Net (decrease) increase in net assets resulting from capital share transactions	(740,665)	803,992	47,043	93,106	20,120	979,161

Total (decrease) increase in net assets	(2,922,791)	6,301,755	25,092	110,903	(514,688)	2,625,340
Net assets:
Beginning of period	24,586,693	18,284,938	126,732	15,829	9,731,604	7,106,264

End of period	$21,663,902	$24,586,693	$151,824	$126,732	$9,216,916	$9,731,604

Undistributed (distributions in excess of) net investment income	$204,199	$66,424	$2,184	$24	$102,418	$34,933

Shares of beneficial interest:
Class 1:
Shares sold	20,668	68,983	245	793	24,878	102,533
Shares issued on reinvestment of dividends and distributions	798	4,254	10	48	1,206	6,550
Shares repurchased	(24,698)	(21,293)	(191)	(79)	(9,792)	(12,025)

Net (decrease) increase in shares outstanding	(3,232)	51,944	64	762	16,292	97,058

Class 2:
Shares sold	7,241	23,193	3,440	6,285	5,488	12,899
Shares issued on reinvestment of dividends and distributions	1,378	7,650	48	159	1,343	8,334
Shares repurchased	(27,644)	(51,758)	(290)	(152)	(21,863)	(42,295)

Net (decrease) increase in shares outstanding	(19,025)	(20,915)	3,198	6,292	(15,032)	(21,062)

Class 3:
Shares sold	6	32	—	—	70	107
Shares issued on reinvestment of dividends and distributions	19	111	—	—	11	67
Shares repurchased	(621)	(1,417)	—	—	(193)	(609)

Net (decrease) increase in shares outstanding	(596)	(1,274)	—	—	(112)	(435)

*Unaudited.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars and shares in thousands)

Bond Fund		Global Bond Fund		High-Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund

Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009	Six months ended June 30, 2010*	Year ended December 31, 2009

$144,286	$284,022	$24,935	$40,312	$71,372	$110,667	$32,459	$61,014	$(1,357)	$(3,113)

84,274	(364,938)	(325)	(16,815)	633	(92,671)	28,421	15,865	—	2

177,870	926,325	(36,802)	72,190	(6,239)	461,683	91,792	(22,761)	31	(23)

406,430	845,409	(12,192)	95,687	65,766	479,679	152,672	54,118	(1,326)	(3,134)

(24,953)	(113,953)	(1,084)	(2,339)	(8,382)	(40,037)	(4,202)	(25,309)	—	(316)
(26,992)	(137,087)	(6,493)	(15,691)	(13,329)	(68,526)	(5,327)	(38,568)	—	(1,604)
—	—	—	—	(264)	(1,530)	(86)	(714)	—	(46)

(51,945)	(251,040)	(7,577)	(18,030)	(21,975)	(110,093)	(9,615)	(64,591)	—	(1,966)

—	—	—	—	—	—	(5,703)	(4,791)	—	(12)
—	—	—	—	—	—	(8,206)	(9,261)	—	(76)
—	—	—	—	—	—	(128)	(207)	—	(2)
—	—	—	—	—	—	—	(1,226)	—	—
—	—	—	—	—	—	—	(2,369)	—	—
—	—	—	—	—	—	—	(53)	—	—

—	—	—	—	—	—	(14,037)	(17,907)	—	(90)

(51,945)	(251,040)	(7,577)	(18,030)	(21,975)	(110,093)	(23,652)	(82,498)	—	(2,056)

529,710	1,488,336	58,828	93,061	124,066	223,658	310,966	561,764	26,680	41,500
24,953	113,953	1,084	2,339	8,382	40,037	9,905	31,326	—	328
(202,591)	(168,758)	(8,792)	(54,163)	(139,093)	(89,997)	(74,082)	(79,283)	(27,840)	(95,018)

352,072	1,433,531	51,120	41,237	(6,645)	173,698	246,789	513,807	(1,160)	(53,190)

287,522	891,201	165,284	387,303	72,097	179,017	233,173	446,211	155,158	245,303
26,992	137,087	6,493	15,691	13,329	68,526	13,533	50,198	—	1,680
(171,054)	(168,324)	(53,555)	(70,390)	(133,578)	(206,867)	(46,345)	(137,945)	(187,749)	(601,048)

143,460	859,964	118,222	332,604	(48,152)	40,676	200,361	358,464	(32,591)	(354,065)

—	—	—	—	3,149	4,542	3,187	3,034	8,046	11,746
—	—	—	—	264	1,530	214	974	—	48

—	—	—	—	(6,155)	(6,093)	(3,130)	(9,441)	(9,184)	(19,384)

—	—	—	—	(2,742)	(21)	271	(5,433)	(1,138)	(7,590)

495,532	2,293,495	169,342	373,841	(57,539)	214,353	447,421	866,838	(34,889)	(414,845)

850,017	2,887,864	149,573	451,498	(13,748)	583,939	576,441	838,458	(36,215)	(420,035)

8,410,145	5,522,281	1,364,816	913,318	1,721,541	1,137,602	2,586,942	1,748,484	785,815	1,205,850

$9,260,162	$8,410,145	$1,514,389	$1,364,816	$1,707,793	$1,721,541	$3,163,383	$2,586,942	$749,600	$785,815

$130,677	$38,336	$25,297	$7,939	$67,611	$18,214	$32,319	$9,475	$(1,369)	$(12)

50,107	149,856	5,088	8,516	11,348	24,161	25,033	45,477	2,340	3,630
2,336	11,086	95	202	774	3,917	785	2,560	—	29
(19,015)	(16,953)	(761)	(5,154)	(12,600)	(9,740)	(5,965)	(6,426)	(2,442)	(8,315)

33,428	143,989	4,422	3,564	(478)	18,338	19,853	41,611	(102)	(4,656)

27,506	90,070	14,254	34,340	6,672	19,607	18,836	36,359	13,723	21,588
2,554	13,480	570	1,363	1,242	6,784	1,082	4,139	—	149
(16,369)	(17,148)	(4,668)	(6,671)	(12,488)	(21,748)	(3,770)	(11,281)	(16,600)	(52,942)
13,691	86,402	10,156	29,032	(4,574)	4,643	16,148	29,217	(2,877)	(31,205)

—	—	—	—	286	512	253	245	708	1,029
—	—	—	—	24	150	17	80	—	4
—	—	—	—	(570)	(652)	(252)	(765)	(808)	(1,699)

—	—	—	—	(260)	10	18	(440)	(100)	(666)

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization
American Funds Insurance Series (the “Series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”).

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

American Funds Insurance Series

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The funds may participate in transactions that involve unfunded commitments, which may obligate the funds to purchase new or additional bonds if certain contingencies are met. As of June 30, 2010, Bond Fund and High-Income Bond Fund had unfunded bond commitments of $791,000 and $128,000, respectively, which represented less than 0.01% of the net assets of each fund.

American Funds Insurance Series

3. Valuation
The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

American Funds Insurance Series

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2010, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the six months ended June 30, 2010 (dollars in thousands):

Global Discovery Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$37,051	$7,151	*	—	$44,202
Health care	30,475	4,257	*	—	34,732
Financials	15,055	15,915	*	—	30,970
Consumer discretionary	17,732	5,752	*	—	23,484
Industrials	6,406	8,010	*	—	14,416
Utilities	—	7,085	*	—	7,085
Materials	1,572	—		—	1,572
Energy	1,494	—		—	1,494
Other	2,226	467	*	—	2,693
Miscellaneous	6,329	2,708	*	—	9,037
Convertible securities	495	718		—	1,213
Bonds, notes & other debt instruments	—	11,366		—	11,366
Short-term securities	—	18,297		—	18,297

Total	$118,835	$81,726		—	$200,561

*  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $51,345,000 of investment securities were classified as Level 2 instead of Level 1.

American Funds Insurance Series

Global Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$438,165	$177,2181		$—	$615,383
Financials	165,675	409,593	[1]	—	575,268
Consumer staples	137,041	415,696	[1]	—	552,737
Consumer discretionary	240,062	271,595	[1]	1,057	512,714
Health care	226,692	266,665	[1]	—	493,357
Industrials	229,443	153,758	[1]	—	383,201
Telecommunication services	106,978	240,734	[1]	—	347,712
Energy	151,219	148,175	[1]	—	299,394
Materials	132,400	73,334	[1]	—	205,734
Utilities	—	87,180	[1]	—	87,180
Miscellaneous	25,092	74,398	[1]	—	99,490
Preferred stocks	—	7,966		—	7,966
Short-term securities	—	379,131		—	379,131

Total	$1,852,767	$2,705,443		$1,057	$4,559,267

1  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,318,346,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2010	Net sales	Net unrealized depreciation[2]	Net transfers out of Level 3[3]	Ending value at 6/30/2010

Investment securities	$14,508	$(5,942)	$(2,887)	$(4,622)	$1,057

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:	$(1)

2 Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
3 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Global Small Capitalization Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$198,275	$339,9001		$99	$538,274
Consumer discretionary	178,876	322,433	[1]	3,135	504,444
Industrials	146,162	218,653	[1]	—	364,815
Materials	66,502	244,101	[1]	2,588	313,191
Health care	198,135	58,472	[1]	—	256,607
Financials	116,518	116,133	[1]	4,913	237,564
Energy	55,194	60,442	[1]	—	115,636
Utilities	—	99,312	[1]	—	99,312
Consumer staples	20,351	72,120	[1]	—	92,471
Telecommunication services	10,091	6,840	[1]	—	16,931
Miscellaneous	87,694	65,229	[1]	—	152,923
Rights & warrants	2,046	161		3,162	5,369
Convertible securities	5,210	7,975		398	13,583
Bonds, notes & other debt instruments	—	124,119		—	124,119
Short-term securities	—	293,628		—	293,628

Total	$1,085,054	$2,029,518		$14,295	$3,128,867

1  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,602,904,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2010	Net purchases and sales	Net realized loss[2]	Net unrealized appreciation[2]	Net transfers out of Level 3[3]	Ending value at 6/30/2010

Investment securities	$24,986	$3,438	$(12,376)	$8,260	$(10,013)	$14,295

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:	$(4,884)

2  Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

3  Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

American Funds Insurance Series

Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$3,169,778	$371,1491		$—	$3,540,927
Information technology	3,375,175	112,647	[1]	—	3,487,822
Financials	2,951,849	211,937	[1]	—	3,163,786
Energy	2,822,123	45,150	[1]	—	2,867,273
Materials	1,727,681	497,165	[1]	—	2,224,846
Health care	2,079,684	89,554	[1]	16,347	2,185,585
Industrials	1,895,820	74,733	[1]	83,669	2,054,222
Consumer staples	800,713	212,795	[1]	—	1,013,508
Telecommunication services	308,770	179,252	[1]	—	488,022
Utilities	237,434	—		22,163	259,597
Miscellaneous	291,631	73,405	[1]	—	365,036
Convertible securities	10,456	—		—	10,456
Short-term securities	—	1,607,312		—	1,607,312

Total	$19,671,114	$3,475,099		$122,179	$23,268,392

1  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,867,787,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2010	Net purchases and sales	Net realized loss[2]	Net unrealized appreciation[2]	Net transfers into Level 3[3]	Ending value at 6/30/2010

Investment securities	$18,997	$77,406	$(7,912)	$10,330	$23,358	$122,179

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:	$10,330

2  Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

3 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

International Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$149,998	$1,511,596	*	$—	$1,661,594
Health care	176,053	836,231	*	—	1,012,284
Information technology	96,100	787,159	*	—	883,259
Consumer discretionary	—	847,897	*	5,383	853,280
Consumer staples	—	733,376	*	—	733,376
Industrials	89,706	553,964	*	—	643,670
Telecommunication services	255,610	322,407	*	—	578,017
Energy	41,220	520,182	*	—	561,402
Materials	7,294	464,938	*	—	472,232
Utilities	—	121,064	*	—	121,064
Miscellaneous	15,303	112,408	*	—	127,711
Preferred stocks	—	9,469		—	9,469
Bonds, notes & other debt instruments	—	8,815		—	8,815
Short-term securities	—	656,346		—	656,346

Total	$831,284	$7,485,852		$5,383	$8,322,519

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,767,539,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2010	Net unrealized depreciation†	Ending value at 6/30/2010

Investment securities	$5,389	$(6)	$5,383

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)†:	$(6)

† Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

New World Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$92,864	$243,858	*	—	$336,722
Financials	54,541	205,559	*	—	260,100
Industrials	30,152	121,640	*	—	151,792
Consumer discretionary	20,367	120,198	*	—	140,565
Telecommunication services	51,155	87,782	*	—	138,937
Information technology	55,563	83,351	*	—	138,914
Materials	32,554	87,881	*	—	120,435
Energy	49,424	53,330	*	—	102,754
Health care	18,132	74,124	*	—	92,256
Utilities	12,355	20,787	*	—	33,142
Miscellaneous	21,227	56,787	*	—	78,014
Rights & warrants	149	—		—	149
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	155,894		—	155,894
Other	—	15,056		—	15,056
Short-term securities	—	99,907		—	99,907

Total	$438,483	$1,426,154		—	$1,864,637

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,148,439,000 of investment securities were classified as Level 2 instead of Level 1.

Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$795,521	$—	—	$795,521
Industrials	507,739	—	—	507,739
Health care	422,059	—	—	422,059
Consumer discretionary	314,304	—	—	314,304
Consumer staples	314,170	—	—	314,170
Financials	300,042	—	—	300,042
Energy	262,769	—	—	262,769
Telecommunication services	237,768	—	—	237,768
Utilities	66,812	—	—	66,812
Materials	25,924	—	—	25,924
Miscellaneous	92,272	—	—	92,272
Convertible securities	—	4,394	—	4,394
Short-term securities	—	150,198	—	150,198

Total	$3,339,380	$154,592	—	$3,493,972

American Funds Insurance Series

Global Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$136,630	$177,230	*	$2,580	$316,440
Information technology	134,970	70,513	*	—	205,483
Consumer staples	61,893	143,039	*	—	204,932
Materials	167,989	26,520	*	—	194,509
Telecommunication services	64,609	118,911	*	—	183,520
Industrials	108,161	66,160	*	—	174,321
Health care	88,990	62,659	*	—	151,649
Consumer discretionary	100,861	35,693	*	—	136,554
Energy	51,102	29,940	*	—	81,042
Utilities	20,586	60,221	*	—	80,807
Preferred stocks	—	2,169		—	2,169
Convertible securities	—	10,275		209	10,484
Bonds, notes & other debt instruments	—	45,201		—	45,201
Short-term securities	—	129,672		—	129,672

Total	$935,791	$978,203		$2,789	$1,916,783

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $790,886,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2010	Net unrealized appreciation	Ending value at 6/30/2010

Investment securities	$2,789	$—	$2,789

Growth-Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$4,989,331	$205,429	*	—	$5,194,760
Industrials	2,876,802	100,399	*	—	2,977,201
Consumer discretionary	2,136,788	143,649	*	—	2,280,437
Health care	1,946,363	91,320	*	—	2,037,683
Energy	1,722,884	165,872	*	—	1,888,756
Financials	1,548,100	282,636	*	—	1,830,736
Consumer staples	1,573,558	72,686	*	—	1,646,244
Materials	822,889	154,748	*	—	977,637
Telecommunication services	823,888	31,143	*	—	855,031
Utilities	270,473	70,704	*	—	341,177
Miscellaneous	193,235	57,746	*	—	250,981
Preferred stocks	—	43,401		—	43,401
Convertible securities	78,846	25,367		—	104,213
Bonds, notes & other debt instruments	—	2,425		—	2,425
Short-term securities	—	1,308,562		—	1,308,562

Total	$18,983,157	$2,756,087		—	$21,739,244

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,375,037,000 of investment securities were classified as Level 2 instead of Level 1.

American Funds Insurance Series

International Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$545	$30,501	*	—	$31,046
Information technology	2,028	21,392	*	—	23,420
Consumer staples	5,806	9,707	*	—	15,513
Consumer discretionary	1,941	9,824	*	—	11,765
Telecommunication services	4,678	6,014	*	—	10,692
Health care	824	8,594	*	—	9,418
Materials	—	9,060	*	—	9,060
Utilities	—	8,943	*	—	8,943
Industrials	370	8,258	*	—	8,628
Energy	—	3,293	*	—	3,293
Miscellaneous	459	508	*	—	967
Preferred stocks	—	723		—	723
Bonds, notes & other debt instruments	—	5,176		—	5,176
Short-term securities	—	10,499		—	10,499

Total	$16,651	$132,492		—	$149,143

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $116,019,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$4	—	$4

†Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$1,147,576	$—		$—	$1,147,576
Financials	786,633	117,105	[1]	—	903,738
Materials	661,248	236,797	[1]	—	898,045
Health care	832,300	27,465	[1]	—	859,765
Industrials	667,240	23,918	[1]	48	691,206
Energy	623,065	—		—	623,065
Consumer discretionary	595,126	20,634	[1]	3,405	619,165
Consumer staples	329,744	5,067	[1]	—	334,811
Utilities	142,679	—		—	142,679
Telecommunication services	100,903	100	[1]	—	101,003
Miscellaneous	150,192	30,497	[1]	—	180,689
Preferred stocks	—	7,137		—	7,137
Rights & warrants	—	—		479	479
Convertible securities	—	—		2,635	2,635
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	—	918,317		—	918,317
Corporate bonds & notes	—	710,021		—	710,021
Mortgage-backed obligations	—	518,488		1,685	520,173
Other	—	156,943		—	156,943
Short-term securities	—	475,484		—	475,484

Total	$6,036,706	$3,247,973		$8,252	$9,292,931

1  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $423,570,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2010	Net purchases and sales	Net realized gain[2]	Net unrealized appreciation[2]	Net transfers into Level 3[3]	Ending value at 6/30/2010

Investment securities	$636	$4,482	$337	$1,298	$1,499	$8,252

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:	$1,185

2  Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

3  Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

American Funds Insurance Series

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$2,927,443	$—	$2,927,443
Mortgage-backed obligations	—	2,547,695	2,210	2,549,905
Corporate bonds & notes	—	2,223,231	—	2,223,231
Bonds & notes of governments & government agencies outside the U.S.	—	814,256	—	814,256
Other	—	182,437	—	182,437
Preferred stocks	—	72,209	—	72,209
Common stocks	2,409	—	3	2,412
Short-term securities	—	1,609,310	—	1,609,310

Total	$2,409	$10,376,581	$2,213	$10,381,203

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$10,670	—	$10,670
Unrealized depreciation on open forward currency contracts	—	(2,518)	—	(2,518)

Total	—	$8,152	—	$8,152

1 Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2010	Net sales	Net realized loss[2]	Net unrealized appreciation[2]	Net transfers into Level 3[3]	Ending value at 6/30/2010

Investment securities	$905	$(897)	$(52)	$291	$1,966	$2,213

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)[2]:	$244

2  Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

3  Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

American Funds Insurance Series

Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$350,247	$—	$350,247
Japanese yen	—	100,934	—	100,934
Polish zloty	—	65,010	—	65,010
South Korean won	—	62,698	—	62,698
Mexican pesos	—	46,060	—	46,060
Canadian dollars	—	30,344	—	30,344
Malaysian ringgits	—	28,737	—	28,737
British pounds	—	26,044	—	26,044
Danish kroner	—	18,173	—	18,173
U.S. dollars	—	603,078	—	603,078
Other currencies	—	89,899	—	89,899
Preferred stocks	201	6,099	—	6,300
Common stocks	—	—	114	114
Rights & warrants	—	—	4	4
Short-term securities	—	96,673	—	96,673

Total	$201	$1,523,996	$118	$1,524,315

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$4,701	—	$4,701
Unrealized depreciation on open forward currency contracts	—	(1,483)	—	(1,483)

Total	—	$3,218	—	$3,218

*Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2010	Net purchases and sales	Net realized gain†	Net unrealized depreciation†	Ending value at 6/30/2010

Investment securities	$309	$(213)	$30	$(8)	$118

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)†:	$(7)

† Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,486,578	$1,978	$1,488,556
Other	—	7,199	—	7,199
Convertible securities	—	12,185	659	12,844
Preferred stocks	1,341	40,227	1,657	43,225
Common stocks	20,376	—	1,764	22,140
Rights & warrants	9	—	143	152
Short-term securities	—	115,263	—	115,263

Total	$21,726	$1,661,452	$6,201	$1,689,379

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$799	—	$799
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)

Total	—	$793	—	$793

*Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2010	Net purchases and sales	Net realized loss†	Net unrealized appreciation†	Ending value at 6/30/2010

Investment securities	$5,504	$(564)	$(809)	$2,070	$6,201

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands)†:	$1,863

†  Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	$1,396,126	—	$1,396,126
Mortgage-backed obligations	—	1,117,055	—	1,117,055
Federal agency bonds & notes	—	380,715	—	380,715
Other	—	27,151	—	27,151
Short-term securities	—	489,852	—	489,852

Total	—	$3,410,899	—	$3,410,899

Level 3 reconciliation	Beginning value at 1/1/2010	Net unrealized appreciation*	Net sales	Net realized loss*	Ending value at 6/30/2010

Investment securities	$1,522	$1,409	$(1,522)	$(1,409)	$—

* Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Cash Management Fund

At June 30, 2010, all of the fund’s investment securities were classified as Level 2.

4. Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.

The values of and the income generated by securities held by the funds may fluctuate or experience sharp, short-term declines in value in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

American Funds Insurance Series

instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss. In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.

Investments in securities issued by entities based outside the U.S. may be affected to a greater extent than investments in the U.S. by certain issues and events, including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with developed countries, such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.

Certain funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect their share price.

5. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2010, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

All of the funds, with the exception of International Growth and Income Fund, are not subject to examination by U.S. federal tax authorities for years before 2006. All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by state tax authorities for years before 2005. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2009, remain open for examination by U.S. federal and state tax authorities. International Growth and Income Fund was launched in 2008; therefore, its only tax years, 2008 to 2009, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund, New World Fund and Global Growth Fund for tax years before 2003; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences

American Funds Insurance Series

are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table below and on the following page, 13 funds had capital loss carryforwards available at December 31, 2009. These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of December 31, 2009, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2010.

Additional tax basis disclosures are as follows:

							(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund

As of December 31, 2009:
Undistributed ordinary income	$100	$19,766	$43,819	$47,361	$66,764	$9,687	$10,330	$16,565
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	(143)	—	(451)	—	(4)	—	(218)
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	—	(16,711)	(33,984)	(28,119)	—	(27,928)	—

Capital loss carryforwards:
Expiring 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	—	(23,949)	(304,021)	(116,550)
Expiring 2017	(30,033)	(752,750)	(496,582)	(3,348,190)	(1,185,778)	(138,476)	(495,895)	(526,741)

	$(31,110)	$(967,752)	$(554,236)	$(4,629,094)	$(1,185,778)	$(162,425)	$(799,916)	$(643,291)

As of June 30, 2010:
Gross unrealized appreciation on investment securities	$17,249	$618,532	$551,885	$3,985,308	$1,004,332	$373,049	$381,521	$177,462
Gross unrealized depreciation on investment securities	(24,547)	(314,928)	(448,938)	(1,992,934)	(997,947)	(121,417)	(374,517)	(262,950)

Net unrealized (depreciation) appreciation on investment securities	$(7,298)	$303,604	$102,947	$1,992,374	$6,385	$251,632	$7,004	$(85,488)

Cost of investment securities	$207,859	$4,255,663	$3,025,920	$21,276,018	$8,316,134	$1,613,005	$3,486,968	$2,002,271

See end of table for footnote.

American Funds Insurance Series

							(dollars in thousands)

	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

As of December 31, 2009:
Undistributed ordinary income	$66,783	$740	$37,034	$51,139	$7,520	$21,853	$18,502	—
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	—	—	(31)	—	(732)	—	—	—
Undistributed long-term capital gain	—	40	—	—	—	—	4,950	—
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*	(15,964)	—	(48,416)	(3,843)	—	(510)	—	—

Capital loss carryforwards:
Expiring 2010	—	—	—	—	—	(50,900)	—	—
Expiring 2011	—	—	—	—	—	(35,517)	—	—
Expiring 2016	(691,368)	—	(400,076)	(98,035)	(5,498)	(47,291)	—	—
Expiring 2017	(2,423,213)	—	(649,787)	(383,007)	(828)	(113,685)	—	—

	$(3,114,581)	—	$(1,049,863)	$(481,042)	$(6,326)	$(247,393)	—	—

Capital loss carryforwards expired	—	—	—	—	—	$(41,518)	—	—

As of June 30, 2010:
Gross unrealized appreciation on investment securities	$2,700,048	$7,793	$810,648	$355,711	$52,497	$76,474	$114,531	$25
Gross unrealized depreciation on investment securities	(2,083,018)	(14,726)	(546,462)	(75,092)	(48,005)	(49,284)	(162)	(8)

Net unrealized appreciation (depreciation) on investment securities	$617,030	$(6,933)	$264,186	$280,619	$4,492	$27,190	$114,369	$17

Cost of investment securities	$21,122,214	$156,076	$9,028,745	$10,100,584	$1,519,823	$1,662,189	$3,296,530	$743,544

*These deferrals are considered incurred in the subsequent year.

6. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.

Investment advisory services — The aggregate fee of $187,600,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Annualized rates for the six months ended

Fund	Beginning with	Ending with	Up to	In excess of	June 30, 2010

Global Discovery	.580%	.440%	$.5	$1.0	.58%
Global Growth	.690	.460	.6	5.0	.53
Global Small Capitalization	.800	.635	.6	5.0	.71
Growth	.500	.280	.6	34.0	.32
International	.690	.430	.5	21.0	.49
New World	.850	.620	.5	2.5	.75
Blue Chip Income and Growth	.500	.370	.6	4.0	.42
Global Growth and Income	.690	.480	.6	3.0	.59
Growth-Income	.500	.219	.6	34.0	.27
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.30
Bond	.480	.330	.6	8.0	.37
Global Bond	.570	.500	1.0	1.0	.55
High-Income Bond	.500	.420	.6	2.0	.47
U.S. Government/AAA-Rated Securities	.460	.330	.6	3.0	.38
Cash Management	.320	.270	1.0	2.0	.32

Distribution services — The Series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the six months ended June 30, 2010, distribution expenses under the plans for the Series aggregated $85,474,000 for Class 2 and $549,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2010, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation shown on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)

Fund	Current fees		Decrease in value of deferred amounts

Global Discovery	$1		$—	*
Global Growth	23		(1)
Global Small Capitalization	14		—	*
Growth	109		(9)
International	40		(4)
New World	9		—	*
Blue Chip Income and Growth	16		—	*
Global Growth and Income	9		—	*
Growth-Income	107		(10)
International Growth and Income	—	*	—	*
Asset Allocation	43		(3)
Bond	38		(1)
Global Bond	6		—	*
High-Income Bond	8		(1)
U.S. Government/AAA-Rated Securities	12		(1)
Cash Management	3		—	*

*Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.

7. Investment transactions and other disclosures
The following table presents additional information for the six months ended June 30, 2010:

							(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund

Purchases of investment securities*	$44,190	$643,879	$547,322	$3,606,959	$1,026,172	$196,357	$559,477	$284,441
Sales of investment securities*	62,511	670,296	818,440	4,570,586	1,066,453	148,795	402,272	265,409
Non-U.S. taxes paid on dividend income	140	6,317	1,295	5,399	17,390	1,990	853	2,195
Non-U.S. taxes paid (refunded) on realized gains	—	624	(435)	—	271	—	—	—
Non-U.S. taxes provided on unrealized
gains as of June 30, 2010	—	3,444	1,700	—	5,906	927	—	—
Dividends from affiliated issuers	—	—	781	1,441	—	—	—	313
Net realized loss from affiliated issuers	—	—	(5,378)	(142,488)	—	—	—	—

					(dollars in thousands)

	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund

Purchases of investment securities*	$2,876,509	$65,351	$2,191,375	$5,098,406	$718,130	$473,448	$1,600,601
Sales of investment securities*	2,781,659	19,838	1,903,648	4,416,700	552,138	460,040	1,454,729
Non-U.S. taxes paid on dividend income	5,973	278	790	—	—	—	—
Non-U.S. taxes (refunded) paid on interest income	—	—	—	(11)	58	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	2	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2010	—	14	—	—	—	—	—

*Excludes short-term securities and U.S. government obligations, if any.

8. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2010, International Growth and Income Fund, Bond Fund,

American Funds Insurance Series

Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as shown on the following tables. As of June 30, 2010, New World Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund during the six months ended June 30, 2010.

					(amounts in thousands)
			Contract amount

	Settlement date	Counterparty	Receive	Deliver	Unrealized appreciation (depreciation) at June 30, 2010

International Growth and Income Fund
Sales:
Euros	7/30/2010	HSBC Bank	$1,098	€894	$4

Bond Fund
Purchases:
Australian dollars	7/30/2010	JPMorgan Chase	A$	33,341	$29,007	$(1,045)

Sales:
Danish kroner	7/13/2010	UBS AG		$19,398	DKr120,925	$(454)
Euros	7/13/2010	JPMorgan Chase		$2,687	€2,250	(64)
Euros	7/19/2010	JPMorgan Chase		$23,310	€18,885	214
Euros	7/20/2010	JPMorgan Chase		$5,200	€4,220	39
Euros	7/21/2010	HSBC Bank		$34,307	€27,690	443
Euros	7/28/2010	UBS AG		$59,797	€44,855	4,939
Euros	8/3/2010	JPMorgan Chase		$7,724	€5,845	575
Euros	8/5/2010	JPMorgan Chase		$23,539	€17,830	1,732
Euros	8/6/2010	HSBC Bank		$10,149	€7,785	627
Hungarian forints	8/6/2010	HSBC Bank		$6,134	HUF1,312,360	536
Japanese yen	8/6/2010	JPMorgan Chase		$14,833	¥1,395,071	(955)
Mexican pesos	7/13/2010	JPMorgan Chase		$6,317	MXN86,215	33
Polish zloty	8/6/2010	HSBC Bank		$12,348	PLN38,150	1,131
Swedish kronor	8/6/2010	HSBC Bank		$7,597	SKr56,110	401

						$9,197

Forward currency contracts — net						$8,152

American Funds Insurance Series

					(amounts in thousands)
			Contract amount

	Settlement date	Counterparty	Receive		Deliver	Unrealized (depreciation) appreciation at June 30, 2010

Global Bond Fund
Purchases:
Australian dollars	7/16/2010	HSBC Bank	A$	5,231	$4,500	$(105)
Australian dollars	7/30/2010	JPMorgan Chase	A$	13,640	$11,867	(427)
Euros	7/9/2010	JPMorgan Chase		€7,333	$9,000	(32)
Euros	7/28/2010	HSBC Bank		€7,269	$8,979	(89)
Japanese yen	8/9/2010	HSBC Bank		¥1,544,325	$16,361	1,117
Singapore dollars	7/16/2010	HSBC Bank	$	S6,271	$4,500	(18)
Singapore dollars	7/19/2010	JPMorgan Chase	$	S6,237	$4,479	(22)
Singapore dollars	7/28/2010	HSBC Bank	$	S6,336	$4,555	(27)

						$397

Sales:
British pounds	7/13/2010	JPMorgan Chase		€699	£580	$(11)
British pounds	7/16/2010	UBS AG		$4,111	£2,790	(57)
British pounds	7/20/2010	HSBC Bank		$444	£300	(4)
Euros	7/15/2010	HSBC Bank		$32,992	€27,500	(639)
Euros	7/20/2010	JPMorgan Chase		$4,486	€3,645	28
Euros	7/20/2010	HSBC Bank		$1,111	€900	10
Euros	7/21/2010	HSBC Bank		$3,097	€2,500	40
Euros	7/23/2010	HSBC Bank		$8,962	€7,285	53
Euros	7/26/2010	Bank of New York Mellon		$4,479	€3,645	21
Euros	7/26/2010	JPMorgan Chase		$276	€200	22
Euros	7/28/2010	UBS AG		$2,333	€1,750	193
Euros	7/29/2010	UBS AG		$8,890	€6,730	659
Euros	7/30/2010	JPMorgan Chase		$4,363	€3,316	308
Euros	8/3/2010	HSBC Bank		$3,428	€2,590	260
Euros	8/3/2010	JPMorgan Bank — London		$2,303	€1,875	10
Euros	8/4/2010	JPMorgan Chase		$6,822	€5,595	(22)
Euros	8/6/2010	Bank of New York Mellon		$9,053	€6,940	565
Euros	8/9/2010	HSBC Bank		$15,722	€12,230	763
Euros	8/9/2010	HSBC Bank		$772	€600	38
Euros	8/10/2010	JPMorgan Chase		$13,427	€10,565	505
Mexican pesos	7/13/2010	JPMorgan Chase		$3,237	MXN43,165	17
Swedish kronor	7/13/2010	UBS AG		€1,627	SKr15,750	(30)
Swedish kronor	7/28/2010	UBS AG		$1,142	SKr8,190	92

						$2,821

Forward currency contracts — net						$3,218

High-Income Bond Fund
Sales:
British pounds	7/20/2010	HSBC Bank		$741	£500	$(6)
Euros	7/26/2010	JPMorgan Chase		$420	€300	33
Euros	7/30/2010	JPMorgan Chase		$7,895	€6,000	557
Euros	8/9/2010	HSBC Bank		$1,286	€1,000	63
Euros	8/10/2010	JPMorgan Chase		$3,816	€3,000	146

						$793

American Funds Insurance Series

Financial highlights1

		(Loss) income from investment operations[2]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Global Discovery Fund

Class 1
6/30/10[4]	$11.20	$.05	$(1.10)	$(1.05)	$(.01)	$—	$(.01)	$10.14	(9.41)%	$ 26.62%[5]			.62%[5]		.83%[5]
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31.61			.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18.60			.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35.60			.54		1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28.62			.56		1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22.61			.56		1.27
Class 2
6/30/10[4]	11.15	.03	(1.08)	(1.05)	(.01)	—	(.01)	10.09	(9.46)	174.87		[5]	.87	[5]	.58	[5]
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192.86			.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131.85			.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240.85			.79		.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151.87			.81		.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86			.81		1.04

Global Growth Fund

Class 1
6/30/10[4]	$19.61	$.18	$(2.18)	$(2.00)	$(.08)	$—	$(.08)	$17.53	(10.21)%	$ 964.57%[5]			.57%[5]		1.88%[5]
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037.56			.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675.55			.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684.55			.50		2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278.58			.53		1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206.62			.57		1.56
Class 2
6/30/10[4]	19.50	.15	(2.16)	(2.01)	(.08)	—	(.08)	17.41	(10.36)	3,604.82		[5]	.82	[5]	1.62	[5]
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100.82			.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198.80			.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180.80			.75		1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015.83			.78		1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617.87			.82		1.30

Global Small Capitalization Fund

Class 1
6/30/10[4]	$18.00	$.05	$(.81)	$(.76)	$(.25)	$—	$(.25)	$16.99	(4.31)%	$ 579.77%[5]			.77%[5]		.57%[5]
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604.76			.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306.74			.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369.73			.66		.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247.77			.69		.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231.79			.73		.72
Class 2
6/30/10[4]	17.74	.03	(.80)	(.77)	(.24)	—	(.24)	16.73	(4.46)	2,510	1.02	[5]	1.02	[5]	.33	[5]
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748.99			.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975.98			.91		.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04		.97		.49

See end of table for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Growth Fund

Class 1
6/30/10[4]	$46.45	$.21	$(2.68)	$(2.47)	$(.11)	$—	$(.11)	$43.87	(5.34)%	$ 6,309.35%[5]			.35%[5]		.90%[5]
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565.35			.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768.33			.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051.33			.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503.34			.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709.35			.32		.87
Class 2
6/30/10[4]	46.10	.15	(2.66)	(2.51)	(.09)	—	(.09)	43.50	(5.47)	16,530.60		[5]	.60	[5]	.65	[5]
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201.60			.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383.58			.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359.58			.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122.59			.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343.60			.57		.64
Class 3
6/30/10[4]	46.49	.17	(2.69)	(2.52)	(.09)	—	(.09)	43.88	(5.43)	200.53		[5]	.53	[5]	.72	[5]
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230.53			.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198.51			.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425.51			.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451.52			.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499.53			.50		.69

International Fund

Class 1
6/30/10[4]	$17.17	$.21	$(2.47)	$(2.26)	$(.12)	$—	$(.12)	$14.79	(13.18)%	$ 2,759.54%[5]			.54%[5]		2.53%[5]
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851.54			.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864.52			.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708.52			.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648.54			.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599.57			.52		1.92
Class 2
6/30/10[4]	17.11	.18	(2.44)	(2.26)	(.12)	—	(.12)	14.73	(13.27)	5,552.79		[5]	.79	[5]	2.23	[5]
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411.79			.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901.77			.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719.77			.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260.79			.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790.82			.77		1.64
Class 3
6/30/10[4]	17.18	.18	(2.45)	(2.27)	(.12)	—	(.12)	14.79	(13.27)	54.72		[5]	.72	[5]	2.27	[5]
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68.72			.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57.70			.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123.70			.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120.72			.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116.75			.70		1.74

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

New World Fund

Class 1
6/30/10[4]	$20.04	$.20	$(1.03)	$(1.23)	$(.10)	$—	$(.10)	$18.91	(5.15)%	$ 500.82%[5]			.82%[5]		2.06%[5]
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500.82			.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253.81			.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261.82			.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126.88			.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88.92			.85		2.22
Class 2
6/30/10[4]	19.89	.18	(1.22)	(1.04)	(.10)	—	(.10)	18.75	(5.27)	1,373	1.07	[5]	1.07	[5]	1.80	[5]
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97

Blue Chip Income and Growth Fund

Class 1
6/30/10[4]	$8.37	$.09	$(.68)	$(.59)	$(.03)	$—	$(.03)	$7.75	(7.12)%	$ 432.44%[5]			.44%[5]		2.20%[5]
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408.44			.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220.43			.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143.42			.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159.43			.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135.45			.41		1.73
Class 2
6/30/10[4]	8.31	.08	(.68)	(.60)	(.02)	—	(.02)	7.69	(7.20)	3,054.69		[5]	.69	[5]	1.95	[5]
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344.69			.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602.68			.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274.67			.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937.68			.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029.70			.66		1.48

Global Growth and Income Fund

Class 1
6/30/10[4]	$9.14	$.13	$(.92)	$(.79)	$(.08)	$—	$(.08)	$8.27	(8.73)%	$ 143.62%[5]			.62%[5]		2.85%[5]
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160.63			.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95.62			.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79.71			.58		2.37
12/31/06[6]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45.72		[5]	.65	[5]	2.10	[5]
Class 2
6/30/10[4]	9.12	.12	(.92)	(.80)	(.07)	—	(.07)	8.25	(8.80)	1,775.87		[5]	.87	[5]	2.60	[5]
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951.88			.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529.86			.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997.96			.83		2.11
12/31/06[6]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638.97		[5]	.90	[5]	1.64	[5]

See end of table for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Growth-Income Fund

Class 1
6/30/10[4]	$31.37	$.29	$(3.08)	$(2.79)	$(.10)	$—	$(.10)	$28.48	(8.92)%	$ 7,301.29%[5]			.29%[5]		1.86%[5]
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142.29			.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034.28			.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618.27			.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759.28			.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825.29			.27		1.68
Class 2
6/30/10[4]	31.18	.25	(3.06)	(2.81)	(.08)	—	(.08)	28.29	(9.02)	14,176.54		[5]	.54	[5]	1.62	[5]
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220.54			.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046.53			.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243.52			.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688.53			.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54			.52		1.44
Class 3
6/30/10[4]	31.39	.26	(3.07)	(2.81)	(.09)	—	(.09)	28.49	(8.98)	187.47		[5]	.47	[5]	1.69	[5]
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225.47			.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205.46			.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405.45			.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458.46			.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47			.45		1.50

International Growth and Income Fund

Class 1
6/30/10[4]	$14.92	$.22	$(2.14)	$(1.92)	$— [7]	$(.06)	$(.06)	$12.94	(12.84)%	$ 25.75%[5]			.75%[5]		3.12%[5]
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28.74			.74		2.74
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12.09			.08		.14
Class 2
6/30/10[4]	14.90	.21	(2.15)	(1.94)	— [7]	(.06)	(.06)	12.90	(12.99)	127	1.00	[5]	1.00	[5]	3.04	[5]
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99.99			.99		1.89
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4.11			.11		.05

Asset Allocation Fund

Class 1
6/30/10[4]	$14.75	$.17	$(.91)	$(.74)	$(.06)	$—	$(.06)	$13.95	(5.04)%	$ 4,153.32%[5]			.32%[5]		2.30%[5]
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151.32			.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243.32			.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927.32			.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079.33			.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879.35			.32		2.57
Class 2
6/30/10[4]	14.65	.15	(.91)	(.76)	(.05)	—	(.05)	13.84	(5.18)	5,024.57		[5]	.57	[5]	2.05	[5]
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537.58			.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822.57			.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308.57			.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362.58			.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120.60			.57		2.31
Class 3
6/30/10[4]	14.75	.16	(.91)	(.75)	(.06)	—	(.06)	13.94	(5.14)	40.50		[5]	.50	[5]	2.12	[5]
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44.51			.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41.50			.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71.50			.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76.51			.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76.53			.50		2.39

American Funds Insurance Series

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Bond Fund

Class 1
6/30/10[4]	$10.33	$.18	$.31	$.49	$(.06)	$—		$(.06)	$10.76	4.77%	$4,291.39%[5]			.39%[5]		3.42%[5]
12/31/09	9.45	.42	.80	1.22	(.34)	—		(.34)	10.33	12.83	3,775.39			.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)		(.66)	9.45	(9.16)	2,090.40			.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—		(.91)	11.14	3.66	436.41			.37		5.59
12/31/06	11.31	.63	.17	.80	(.47)	—		(.47)	11.64	7.31	230.43			.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—		(.46)	11.31	1.77	182.44			.40		5.30
Class 2
6/30/10[4]	10.23	.16	.31	.47	(.06)	—		(.06)	10.64	4.58	4,969.64		[5]	.64	[5]	3.17	[5]
12/31/09	9.36	.40	.79	1.19	(.32)	—		(.32)	10.23	12.61	4,635.64			.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)		(.63)	9.36	(9.35)	3,432.65			.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—		(.87)	11.03	3.33	4,679.66			.62		5.34
12/31/06	11.22	.60	.16	.76	(.45)	—		(.45)	11.53	6.99	3,374.68			.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—		(.44)	11.22	1.59	2,312.69			.65		5.06

Global Bond Fund

Class 1
6/30/10[4]	$11.57	$.21	$(.28)	$(.07)	$(.06)	$—		$(.06)	$11.44	(.60)%	$ 211.59%[5]			.59%[5]		3.66	%5
12/31/09	10.68	.45	.62	1.07	(.18)	—		(.18)	11.57	10.04	162.59			.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	—	[7]	(.54)	10.68	3.60	111.59			.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	—		(.31)	10.83	9.54	28.61			.55		4.61
12/31/06[9]	10.00	.10	.15	.25	(.07)	—		(.07)	10.18	2.52	12.15			.13		1.00
Class 2
6/30/10[4]	11.53	.20	(.28)	(.08)	(.06)	—		(.06)	11.39	(.72)	1,303.84		[5]	.84	[5]	3.42	[5]
12/31/09	10.66	.42	.61	1.03	(.16)	—		(.16)	11.53	9.69	1,203.84			.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	—	[7]	(.52)	10.66	3.48	802.84			.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	—		(.30)	10.81	9.23	279.86			.80		4.41
12/31/06[10]	10.00	.06	.18	.24	(.07)	—		(.07)	10.17	1.99	15.13			.12		.60

High-Income Bond Fund

Class 1
6/30/10[4]	$10.49	$.45	$(.04)	$.41	$(.14)	$—		$(.14)	$10.76	3.91%	$ 646.49%[5]			.49%[5]		8.39%[5]
12/31/09	8.05	.75	2.41	3.16	(.72)	—		(.72)	10.49	39.45	635.48			.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—		(.83)	8.05	(23.74)	340.48			.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—		(1.48)	11.65	1.62	308.48			.44		7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—		(.80)	12.90	10.89	293.49			.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—		(.78)	12.41	2.46	309.50			.46		6.76
Class 2
6/30/10[4]	10.39	.43	(.03)	.40	(.14)	—		(.14)	10.65	3.81	1,040.74		[5]	.74	[5]	8.14	[5]
12/31/09	7.99	.71	2.39	3.10	(.70)	—		(.70)	10.39	38.94	1,063.74			.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—		(.80)	7.99	(23.84)	780.73			.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—		(1.43)	11.55	1.33	996.73			.69		7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—		(.78)	12.79	10.59	832.74			.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—		(.75)	12.32	2.20	590.75			.71		6.55
Class 3
6/30/10[4]	10.51	.44	(.04)	.40	(.14)	—		(.14)	10.77	3.77	22.67		[5]	.67	[5]	8.21	[5]
12/31/09	8.07	.73	2.42	3.15	(.71)	—		(.71)	10.51	39.14	24.67			.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—		(.80)	8.07	(23.76)	18.66			.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—		(1.43)	11.65	1.40	28.66			.62		7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—		(.77)	12.88	10.66	34.67			.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—		(.75)	12.39	2.25	37.68			.64		6.58

See end of table for footnotes.

American Funds Insurance Series

			Income (loss) from investment operations[2]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/10[4]	$12.18	$.15	$.52		$.67	$(.04)	$(.06)	$(.10)	$12.75	5.50%	$1,298.40%[5]			.40%[5]		2.45%[5]
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999.41			.41		2.99
12/31/08	11.73	.50	.41		.91	(.35)	—	(.35)	12.29	7.84	496.43			.38		4.17
12/31/07	11.87	.58	.20		.78	(.92)	—	(.92)	11.73	6.83	211.46			.41		4.83
12/31/06	11.91	.55	(.10)		.45	(.49)	—	(.49)	11.87	3.95	218.47			.42		4.64
12/31/05	12.07	.48	(.16)		.32	(.48)	—	(.48)	11.91	2.70	252.47			.43		3.99
Class 2
6/30/10[4]	12.08	.13	.53		.66	(.04)	(.06)	(.10)	12.64	5.42	1,836.65		[5]	.65	[5]	2.20 [5]
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561.66			.66		2.79
12/31/08	11.65	.47	.41		.88	(.33)	—	(.33)	12.20	7.63	1,219.68			.64		3.93
12/31/07	11.79	.54	.19		.73	(.87)	—	(.87)	11.65	6.49	597.71			.66		4.58
12/31/06	11.83	.51	(.09)		.42	(.46)	—	(.46)	11.79	3.75	402.72			.67		4.40
12/31/05	12.00	.45	(.16)		.29	(.46)	—	(.46)	11.83	2.41	341.72			.68		3.75
Class 3
6/30/10[4]	12.19	.14	.52		.66	(.04)	(.06)	(.10)	12.75	5.38	29.58		[5]	.58	[5]	2.27 [5]
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27.59			.59		2.91
12/31/08	11.74	.48	.41		.89	(.33)	—	(.33)	12.30	7.66	33.61			.57		4.03
12/31/07	11.86	.55	.20		.75	(.87)	—	(.87)	11.74	6.63	29.64			.59		4.65
12/31/06	11.89	.52	(.09)		.43	(.46)	—	(.46)	11.86	3.80	32.65			.60		4.45
12/31/05	12.05	.46	(.16)		.30	(.46)	—	(.46)	11.89	2.50	39.65			.61		3.81

Cash Management Fund

Class 1
6/30/10[4]	$11.40	$(.01)	$.01		$—	$—	$—	$—	$11.40	.00%	$ 104.34%[5]			.34%[5]		(.15)%[5]
12/31/09	11.44	(.01)	—	[7]	(.01)	(.03)	— [7]	(.03)	11.40	(.10)	105.33			.33		(.08)
12/31/08	11.40	.24	—	[7]	.24	(.20)	—	(.20)	11.44	2.15	158.32			.29		2.07
12/31/07	11.62	.57	—	[7]	.57	(.79)	—	(.79)	11.40	4.95	112.33			.30		4.88
12/31/06	11.31	.54	—	[7]	.54	(.23)	—	(.23)	11.62	4.81	98.33			.30		4.74
12/31/05	11.09	.33	—	[7]	.33	(.11)	—	(.11)	11.31	2.97	75.33			.30		2.91
Class 2
6/30/10[4]	11.32	(.02)	—	[7]	(.02)	—	—	—	11.30	(.18)	630.59		[5]	.59	[5]	(.40)[5]
12/31/09	11.38	(.04)	—	[7]	(.04)	(.02)	— [7]	(.02)	11.32	(.33)	664.58			.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—	(.19)	11.38	1.90	1,023.57			.54		1.73
12/31/07	11.56	.54	—	[7]	.54	(.75)	—	(.75)	11.35	4.73	452.58			.55		4.61
12/31/06	11.26	.51	—	[7]	.51	(.21)	—	(.21)	11.56	4.59	282.58			.55		4.52
12/31/05	11.05	.30	—	[7]	.30	(.09)	—	(.09)	11.26	2.68	153.58			.55		2.71
Class 3
6/30/10[4]	11.38	(.02)	—	[7]	(.02)	—	—	—	11.36	(.18)	16.52		[5]	.52	[5]	(.33)[5]
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [7]	(.02)	11.38	(.31)	17.51			.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—	(.19)	11.44	1.99	25.50			.47		1.91
12/31/07	11.60	.55	—	[7]	.55	(.75)	—	(.75)	11.40	4.83	20.51			.48		4.70
12/31/06	11.29	.52	—	[7]	.52	(.21)	—	(.21)	11.60	4.64	18.51			.48		4.53
12/31/05	11.07	.30	—	[7]	.30	(.08)	—	(.08)	11.29	2.74	16.51			.48		2.70

American Funds Insurance Series

		Year ended December 31

Portfolio turnover rate for all classes of shares	Six months ended June 30, 2010[4]	2009	2008	2007	2006		2005

Global Discovery Fund	27%	60%	46%	50%	31%		53%
Global Growth Fund	14	43	38	38	31		26
Global Small Capitalization Fund	21	55	47	49	50		47
Growth Fund	15	37	26	40	35		29
International Fund	12	46	52	41	29		40
New World Fund	8	25	32	34	32		26
Blue Chip Income and Growth Fund	11	22	24	27	21		33
Global Growth and Income Fund	14	47	36	36	8	[6]	—
Growth-Income Fund	12	24	31	24	25		20
International Growth and Income Fund	15	21	— [8]	—	—		—
Asset Allocation Fund	23	41	36	29	38		23
Bond Fund	75	125	63	57	57		46
Global Bond Fund	52	86	118	85	7	[9]	—
High-Income Bond Fund	29	47	29	32	35		35
U.S. Government/AAA-Rated Securities Fund	84	100	108	91	76		86
Cash Management Fund	—	—	—	—	—		—

1  Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2  Based on average shares outstanding.

3  This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

4  Unaudited.

5  Annualized.

6  From May 1, 2006, commencement of operations.

7  Amount less than $.01.

8  From November 18, 2008, commencement of operations.

9  From October 4, 2006, commencement of operations.

10  From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010, through June 30, 2010).

Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2010	Ending account value 6/30/2010	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$905.87	$2.93	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 2 — actual return	1,000.00	905.44	4.11	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87

Global Growth Fund
Class 1 — actual return	$1,000.00	$897.89	$2.68	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 — actual return	1,000.00	896.42	3.86	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$956.91	$3.74	.77%
Class 1 — assumed 5% return	1,000.00	1,020.98	3.86	.77

Class 2 — actual return	1,000.00	955.37	4.95	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02

Growth Fund
Class 1 — actual return	$1,000.00	$946.58	$1.69	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 2 — actual return	1,000.00	945.30	2.89	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 — actual return	1,000.00	945.66	2.56	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53

International Fund
Class 1 — actual return	$1,000.00	$868.17	$2.50	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 — actual return	1,000.00	867.33	3.66	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79

Class 3 — actual return	1,000.00	867.34	3.33	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72

New World Fund
Class 1 — actual return	$1,000.00	$948.54	$3.96	.82%
Class 1 — assumed 5% return	1,000.00	1,020.73	4.11	.82

Class 2 — actual return	1,000.00	947.29	5.17	1.07
Class 2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$928.81	$2.10	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 — actual return	1,000.00	927.97	3.30	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

See end of table for footnote.

American Funds Insurance Series

	Beginning account value 1/1/2010	Ending account value 6/30/2010	Expenses paid during period*	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$912.65	$2.94	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 2 — actual return	1,000.00	912.05	4.12	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87

Growth-Income Fund
Class 1 — actual return	$1,000.00	$910.76	$1.37	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 2 — actual return	1,000.00	909.81	2.56	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 — actual return	1,000.00	910.17	2.23	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$871.57	$3.48	.75%
Class 1 — assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 2 — actual return	1,000.00	870.07	4.64	1.00
Class 2 — assumed 5% return	1,000.00	1,019.84	5.01	1.00

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$949.63	$1.55	.32%
Class 1 — assumed 5% return	1,000.00	1,023.21	1.61	.32

Class 2 — actual return	1,000.00	948.21	2.75	.57
Class 2 — assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 3 — actual return	1,000.00	948.63	2.42	.50
Class 3 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Bond Fund
Class 1 — actual return	$1,000.00	$1,047.67	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39

Class 2 — actual return	1,000.00	1,045.78	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Global Bond Fund
Class 1 — actual return	$1,000.00	$994.03	$2.92	.59%
Class 1 — assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 2 — actual return	1,000.00	992.80	4.15	.84
Class 2 — assumed 5% return	1,000.00	1,020.63	4.21	.84

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,039.08	$2.48	.49%
Class 1 — assumed 5% return	1,000.00	1,022.36	2.46	.49

Class 2 — actual return	1,000.00	1,038.11	3.74	.74
Class 2 — assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 3 — actual return	1,000.00	1,037.67	3.39	.67
Class 3 — assumed 5% return	1,000.00	1,021.47	3.36	.67

American Funds Insurance Series

	Beginning account value 1/1/2010	Ending account value 6/30/2010	Expenses paid during period*	Annualized expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,055.01	$2.04	.40%
Class 1 — assumed 5% return	1,000.00	1,022.81	2.01	.40

Class 2 — actual return	1,000.00	1,054.21	3.31	.65
Class 2 — assumed 5% return	1,000.00	1,021.57	3.26	.65

Class 3 — actual return	1,000.00	1,053.80	2.95	.58
Class 3 — assumed 5% return	1,000.00	1,021.92	2.91	.58

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,000.00	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 2 — actual return	1,000.00	998.23	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 — actual return	1,000.00	998.24	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

*  The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Insurance Series

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American Funds Insurance Series

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PRSRT STD
U.S. Postage
PAID
Permit # 75
Randolph, MA

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Bingham McCutchen LLP
6455 Irvine Center Drive	355 South Grand Avenue, Suite 4400
Irvine, CA 92618	Los Angeles, CA 90071-3106

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2010, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2010, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. INGESR-995-0810P Litho in USA RCG/RRD/6311-S25896

ITEM 2. CODE OF ETHICS.

(a)    Not Applicable

(b)    Not Applicable

(c)    Not Applicable

(d)    Not Applicable

(e)    Not Applicable

(f)    Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Not Applicable

(b)

Not Applicable

(c)

Not Applicable

(d)

Not Applicable

(e)

Not Applicable

(f)

Not Applicable.

(g)

Not Applicable

(h)

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.88%
Consumer Discretionary - 8.57%
Auto Components - 0.32%
Johnson Controls, Inc.	34,200	$918,953
Standard Motor Products, Inc.	15,700	126,699

		1,045,652
Distributors - 0.06%
Core-Mark Holding Company, Inc. (I)	7,500	205,500
Diversified Consumer Services - 0.38%
Career Education Corp. (I)(L)	34,500	794,190
Corinthian Colleges, Inc. (I)(L)	26,900	264,965
CPI Corp.	7,600	170,392

		1,229,547
Hotels, Restaurants & Leisure - 0.74%
Domino’s Pizza, Inc. (I)	18,200	205,660
Marcus Corp.	6,200	58,652
Ruth’s Hospitality Group, Inc. (I)	30,100	125,818
Starbucks Corp.	83,100	2,019,330

		2,409,460
Household Durables - 0.33%
Blyth, Inc.	8,100	275,967
Whirlpool Corp.	9,100	799,162

		1,075,129
Internet & Catalog Retail - 1.13%
Amazon.com, Inc. (I)	14,967	1,635,294
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	192,300	2,019,150

		3,654,444
Leisure Equipment & Products - 0.07%
Jakks Pacific, Inc. (I)(L)	16,500	237,270
Media - 1.25%
Comcast Corp., Class A	176,400	3,064,068
Dex One Corp. (I)	5,300	100,700
Liberty Media - Starz, Series A
(Tracking Stock) (I)	3,900	202,176
Madison Square Garden, Inc., Class A (I)	3,900	76,713
Scholastic Corp.	16,500	397,980
The New York Times Company, Class A (I)	23,800	205,870

		4,047,507
Multiline Retail - 1.53%
Dillard’s, Inc., Class A (L)	67,700	1,455,550
J.C. Penney Company, Inc.	43,300	930,084
Sears Holdings Corp. (I)(L)	19,400	1,254,210
Target Corp.	20,700	1,017,819
The Bon-Ton Stores, Inc. (I)	7,000	68,250
Tuesday Morning Corp. (I)(L)	61,300	244,587

		4,970,500
Specialty Retail - 2.72%
Barnes & Noble, Inc. (L)	42,000	541,800
Brown Shoe Company, Inc.	11,500	174,570
CarMax, Inc. (I)	35,900	714,410
DSW, Inc., Class A (I)	9,600	215,616
Home Depot, Inc.	7,900	221,753
Hot Topic, Inc.	63,400	322,072
Lowe’s Companies, Inc.	154,300	3,150,806
Rent-A-Center, Inc. (I)	12,600	255,276
Ross Stores, Inc.	10,100	538,229
Shoe Carnival, Inc. (I)	5,700	116,907
Signet Jewelers, Ltd. (I)	10,500	288,750
Stage Stores, Inc.	18,400	196,512
The Finish Line, Inc., Class A	49,500	689,535
The Gap, Inc.	25,800	$502,068
TJX Companies, Inc.	22,100	927,095

		8,855,399
Textiles, Apparel & Luxury Goods - 0.04%
Perry Ellis International, Inc. (I)	6,300	127,260

		27,857,668
Consumer Staples - 8.96%
Beverages - 0.78%
Dr. Pepper Snapple Group, Inc.	64,700	2,419,133
The Coca-Cola Company	2,400	120,288

		2,539,421
Food & Staples Retailing - 1.50%
CVS Caremark Corp.	30,900	905,988
The Andersons, Inc.	13,600	443,224
Wal-Mart Stores, Inc.	19,300	927,751
Whole Foods Market, Inc. (I)(L)	66,600	2,398,932
Winn-Dixie Stores, Inc. (I)	21,900	211,116

		4,887,011
Food Products - 4.43%
Archer-Daniels-Midland Company	138,400	3,573,488
Campbell Soup Company	12,100	433,543
Corn Products International, Inc.	8,000	242,400
Del Monte Foods Company	41,200	592,868
Fresh Del Monte Produce, Inc. (I)(L)	19,100	386,584
Pilgrim’s Pride Corp. (I)	12,600	82,782
Sanderson Farms, Inc.	18,700	948,838
Smart Balance, Inc. (I)	43,800	179,142
The Hershey Company (L)	49,200	2,358,156
The J.M. Smucker Company	24,500	1,475,390
Tyson Foods, Inc., Class A	251,200	4,117,168

		14,390,359
Household Products - 1.95%
Central Garden & Pet Company, Class A (I)	19,900	178,503
Colgate-Palmolive Company	49,401	3,890,823
The Procter & Gamble Company	37,960	2,276,841

		6,346,167
Personal Products - 0.18%
Elizabeth Arden, Inc. (I)	6,700	97,284
Medifast, Inc. (I)	19,200	497,472

		594,756
Tobacco - 0.12%
Altria Group, Inc.	10,600	212,424
Reynolds American, Inc.	3,100	161,572

		373,996

		29,131,710
Energy - 9.16%
Energy Equipment & Services - 2.06%
Complete Production Services, Inc. (I)	13,800	197,340
National Oilwell Varco, Inc.	70,300	2,324,821
Newpark Resources, Inc. (I)	24,800	150,040
Oil States International, Inc. (I)	65,177	2,579,706
Rowan Companies, Inc. (I)(L)	58,647	1,286,715
SEACOR Holdings, Inc. (I)	2,500	176,650

		6,715,272
Oil, Gas & Consumable Fuels - 7.10%
Anadarko Petroleum Corp.	33,000	1,190,970
Chevron Corp.	99,900	6,779,214
Cimarex Energy Company	23,000	1,646,340

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	107,534	$5,278,844
Exxon Mobil Corp.	70,900	4,046,263
Green Plains Renewable Energy, Inc. (I)	8,100	82,782
Marathon Oil Corp.	125,800	3,911,122
Teekay Corp.	5,400	141,318

		23,076,853

		29,792,125
Financials - 16.48%
Capital Markets - 0.74%
American Capital, Ltd. (I)(L)	45,100	217,382
The Goldman Sachs Group, Inc.	16,600	2,179,082

		2,396,464
Commercial Banks - 4.46%
CapitalSource, Inc.	117,000	556,920
CIT Group, Inc. (I)	38,700	1,310,382
Comerica, Inc.	7,200	265,176
Fifth Third Bancorp	261,800	3,217,522
KeyCorp	81,600	627,504
PNC Financial Services Group, Inc.	35,000	1,977,500
Popular, Inc. (I)	323,700	867,516
Regions Financial Corp.	57,700	379,666
SunTrust Banks, Inc.	94,600	2,204,180
United Community Banks, Inc. (I)(L)	23,500	92,825
Wells Fargo & Company	86,900	2,224,640
Zions Bancorporation	36,500	787,305

		14,511,136
Consumer Finance - 2.09%
Capital One Financial Corp.	96,000	3,868,800
Discover Financial Services	190,500	2,663,190
Nelnet, Inc., Class A	6,700	129,176
The Student Loan Corp.	5,100	122,808

		6,783,974
Diversified Financial Services - 4.08%
Bank of America Corp.	393,055	5,648,200
Citigroup, Inc. (I)	1,110,200	4,174,352
CME Group, Inc.	3,300	929,115
Encore Capital Group, Inc. (I)	3,300	68,013
JPMorgan Chase & Company	34,014	1,245,253
PHH Corp. (I)(L)	62,800	1,195,712

		13,260,645
Insurance - 4.07%
ACE, Ltd.	6,900	355,212
Allied World Assurance
Company Holdings, Ltd.	37,177	1,687,092
Argo Group International Holdings, Ltd.	5,800	177,422
Assurant, Inc.	38,500	1,335,950
Chubb Corp.	52,000	2,600,520
First American Financial Corp.	31,500	399,420
Genworth Financial, Inc., Class A (I)	21,000	274,470
Hartford Financial Services Group, Inc.	38,000	840,940
Old Republic International Corp.	13,200	160,116
PartnerRe, Ltd.	4,600	322,644
Prudential Financial, Inc.	2,700	144,882
Stewart Information Services Corp. (L)	15,100	136,202
The Travelers Companies, Inc.	82,500	4,063,125
United Fire & Casualty Company	4,000	79,280
XL Group PLC	41,400	664,652

		13,241,927
Real Estate Investment Trusts - 0.58%
Agree Realty Corp.	5,300	123,596
Ashford Hospitality Trust, Inc. (I)(L)	64,800	$474,984
Getty Realty Corp.	6,700	150,147
Hospitality Properties Trust	26,400	557,040
Parkway Properties, Inc.	6,000	87,420
Public Storage	1,900	167,029
Resource Capital Corp.	45,100	256,168
Winthrop Realty Trust	5,300	67,893

		1,884,277
Thrifts & Mortgage Finance - 0.46%
Federal Agricultural Mortgage Corp., Class C	8,100	113,643
Radian Group, Inc.	147,200	1,065,728
The PMI Group, Inc. (I)	109,200	315,588

		1,494,959

		53,573,382
Health Care - 14.09%
Biotechnology - 1.39%
Amgen, Inc. (I)	84,100	4,423,660
Martek Biosciences Corp. (I)(L)	4,700	111,437

		4,535,097
Health Care Equipment & Supplies - 0.06%
Hospira, Inc. (I)	3,300	189,585
Health Care Providers & Services - 7.89%
Aetna, Inc.	56,100	1,479,918
Amedisys, Inc. (I)(L)	15,400	677,138
AmerisourceBergen Corp.	113,400	3,600,450
Cardinal Health, Inc.	108,700	3,653,407
Coventry Health Care, Inc. (I)	165,077	2,918,561
Health Net, Inc. (I)	35,400	862,698
Healthspring, Inc. (I)	23,600	366,036
Humana, Inc. (I)	49,000	2,237,830
Kindred Healthcare, Inc. (I)(L)	13,500	173,340
McKesson Corp.	13,800	926,808
Molina Healthcare, Inc. (I)(L)	7,900	227,520
UnitedHealth Group, Inc.	141,800	4,027,120
Universal American Financial Corp. (I)	13,800	198,720
WellPoint, Inc. (I)	88,100	4,310,733

		25,660,279
Life Sciences Tools & Services - 0.15%
Life Technologies Corp. (I)	10,100	477,225
Pharmaceuticals - 4.60%
Bristol-Myers Squibb Company	69,700	1,738,318
Endo Pharmaceuticals Holdings, Inc. (I)	44,100	962,262
Forest Laboratories, Inc. (I)	100,400	2,753,972
Hi-Tech Pharmacal Company, Inc. (I)(L)	8,200	187,862
Impax Laboratories, Inc. (I)	13,800	263,028
Johnson & Johnson	58,420	3,450,285
King Pharmaceuticals, Inc. (I)	33,900	257,301
Medicis Pharmaceutical Corp., Class A	40,200	879,576
Par Pharmaceutical Companies, Inc. (I)	63,300	1,643,268
Perrigo Company	26,800	1,583,076
Questcor Pharmaceuticals, Inc. (I)	44,100	450,261
Somaxon Pharmaceuticals, Inc. (I)	42,500	153,000
Viropharma, Inc. (I)	57,000	638,970

		14,961,179

		45,823,365
Industrials - 9.63%
Aerospace & Defense - 2.01%
Ceradyne, Inc. (I)	10,000	213,700
Ducommun, Inc.	4,100	70,110

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	65,191	$3,548,998
Raytheon Company	42,000	2,032,380
The Boeing Company	10,800	677,700

		6,542,888
Air Freight & Logistics - 1.04%
United Parcel Service, Inc., Class B	59,500	3,384,955
Airlines - 0.23%
Hawaiian Holdings, Inc. (I)	14,300	73,931
Republic Airways Holdings, Inc. (I)	26,000	158,860
Skywest, Inc.	43,300	529,126

		761,917
Building Products - 0.14%
Armstrong World Industries, Inc. (I)	11,800	356,124
Gibraltar Industries, Inc. (I)	9,500	95,950

		452,074
Commercial Services & Supplies - 0.26%
Consolidated Graphics, Inc. (I)	4,300	185,932
M&F Worldwide Corp. (I)	4,900	132,790
R.R. Donnelley & Sons Company	31,164	510,155

		828,877
Construction & Engineering - 1.03%
Dycom Industries, Inc. (I)	17,000	145,350
EMCOR Group, Inc. (I)	66,100	1,531,537
Great Lakes Dredge & Dock Corp.	25,000	150,000
Layne Christensen Company (I)	7,200	174,744
Northwest Pipe Company (I)	5,500	104,500
The Shaw Group, Inc. (I)	36,500	1,249,030

		3,355,161
Industrial Conglomerates - 2.43%
3M Company	61,500	4,857,885
Carlisle Companies, Inc.	32,100	1,159,773
General Electric Company	125,300	1,806,826
Standex International Corp.	2,900	73,515

		7,897,999
Machinery - 1.50%
CNH Global N.V. (I)	8,100	183,465
Deere & Company	11,600	645,888
Eaton Corp.	10,500	687,120
NACCO Industries, Inc., Class A	2,300	204,148
Oshkosh Corp. (I)	17,500	545,300
Parker Hannifin Corp.	19,200	1,064,832
Timken Company	25,537	663,707
Trinity Industries, Inc. (L)	32,391	573,969
Watts Water Technologies, Inc., Class A	10,800	309,528

		4,877,957
Marine - 0.41%
Genco Shipping & Trading, Ltd. (I)(L)	89,400	1,340,106
Professional Services - 0.04%
Diamond Management & Technology
Consultants, Inc.	5,400	55,674
School Specialty, Inc. (I)	4,600	83,122

		138,796
Road & Rail - 0.34%
AMERCO, Inc. (I)	1,700	93,585
Hertz Global Holdings, Inc. (I)(L)	87,600	828,696
Ryder Systems, Inc.	4,400	177,012

		1,099,293
Trading Companies & Distributors - 0.20%
Aircastle, Ltd.	68,400	$536,940
TAL International Group, Inc.	4,300	96,621

		633,561

		31,313,584
Information Technology - 19.76%
Communications Equipment - 0.89%
EchoStar Corp., Class A (I)	10,500	200,340
Motorola, Inc. (I)	386,400	2,519,328
Tellabs, Inc.	28,400	181,476

		2,901,144
Computers & Peripherals - 5.34%
Apple, Inc. (I)	26,826	6,747,544
Dell, Inc. (I)	34,700	418,482
Hewlett-Packard Company	89,200	3,860,576
Lexmark International, Inc., Class A (I)	33,800	1,116,414
Novatel Wireless, Inc. (I)(L)	22,200	127,428
SanDisk Corp. (I)	27,100	1,140,097
Seagate Technology (I)	87,500	1,141,000
Western Digital Corp. (I)	92,900	2,801,864

		17,353,405
Electronic Equipment, Instruments & Components - 3.32%
Arrow Electronics, Inc. (I)	88,344	1,974,488
Avnet, Inc. (I)	83,844	2,021,479
Corning, Inc.	48,900	789,735
Ingram Micro, Inc., Class A (I)	72,069	1,094,728
Jabil Circuit, Inc.	15,700	208,810
Multi-Fineline Electronix, Inc. (I)	7,100	177,216
Smart Modular Technologies (WWH), Inc. (I)	26,200	153,270
Tech Data Corp. (I)	92,306	3,287,940
Vishay Intertechnology, Inc. (I)	142,300	1,101,402

		10,809,068
Internet Software & Services - 2.73%
AOL, Inc. (I)	71,200	1,480,248
Google, Inc., Class A (I)	13,199	5,872,895
IAC/InterActiveCorp (I)	66,900	1,469,793
Kit Digital, Inc. (I)	6,600	58,212

		8,881,148
IT Services - 4.13%
Computer Sciences Corp.	69,439	3,142,115
Convergys Corp. (I)	20,100	197,181
CoreLogic, Inc.	61,400	1,084,324
International Business Machines Corp.	58,655	7,242,719
MasterCard, Inc., Class A	3,700	738,261
Total Systems Services, Inc.	37,000	503,200
Unisys Corp. (I)	16,800	310,632
Visa, Inc., Class A	2,800	198,100

		13,416,532
Semiconductors & Semiconductor Equipment - 0.78%
Integrated Silicon Solution, Inc. (I)	14,500	109,330
Intel Corp.	52,900	1,028,905
Micron Technology, Inc. (I)(L)	154,900	1,315,101
Photronics, Inc. (I)	20,300	91,756

		2,545,092
Software - 2.57%
Activision Blizzard, Inc.	175,700	1,843,093
Microsoft Corp.	282,707	6,505,088

		8,348,181

		64,254,570

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Materials - 3.91%
Chemicals - 2.59%
Ashland, Inc.	12,800	$594,176
Cabot Corp.	10,100	243,511
CF Industries Holdings, Inc.	46,300	2,937,735
Cytec Industries, Inc.	41,286	1,651,027
Innophos Holdings, Inc.	3,500	91,280
Lubrizol Corp.	20,800	1,670,448
Minerals Technologies, Inc.	5,700	270,978
OM Group, Inc. (I)(L)	13,700	326,882
Stepan Company	4,200	287,406
W.R. Grace & Company (I)	16,200	340,848

		8,414,291
Construction Materials - 0.03%
Headwaters, Inc. (I)	31,300	88,892
Containers & Packaging - 0.34%
Boise, Inc. (I)	201,000	1,103,490
Metals & Mining - 0.66%
Coeur d’Alene Mines Corp. (I)	29,900	471,822
Freeport-McMoRan Copper & Gold, Inc.	24,300	1,436,859
Kaiser Aluminum Corp. (L)	6,800	235,756

		2,144,437
Paper & Forest Products - 0.29%
Clearwater Paper Corp. (I)	4,100	224,516
International Paper Company	30,161	682,543
KapStone Paper and Packaging Corp. (I)	5,200	57,928

		964,987

		12,716,097
Telecommunication Services - 3.40%
Diversified Telecommunication Services - 2.96%
AT&T, Inc.	303,229	7,335,110
IDT Corp. (I)	4,700	59,925
Verizon Communications, Inc.	79,800	2,235,996

		9,631,031
Wireless Telecommunication Services - 0.44%
Sprint Nextel Corp. (I)	141,800	601,232
Telephone & Data Systems, Inc.	20,400	619,956
United States Cellular Corp. (I)	5,339	219,700

		1,440,888

		11,071,919
Utilities - 4.92%
Electric Utilities - 2.88%
Duke Energy Corp.	121,000	1,936,000
Progress Energy, Inc.	83,400	3,270,948
Southern Company	124,900	4,156,672

		9,363,620
Independent Power Producers & Energy Traders - 1.68%
Constellation Energy Group, Inc.	50,700	1,635,075
NRG Energy, Inc. (I)	179,900	3,815,679

		5,450,754
Multi-Utilities - 0.36%
Ameren Corp.	44,700	1,062,519
DTE Energy Company	2,400	109,464

		1,171,983

		15,986,357

TOTAL COMMON STOCKS (Cost $340,037,801)		$321,520,777

SHORT-TERM INVESTMENTS - 6.77%
Short-Term Securities - 1.17%
State Street Institutional Liquid Reserves
Fund, 0.1563%	$1,551,578	$3,389,828
U.S. Treasury Bills, Zero
coupon, 09/16/2010 (F)	410,000	409,864

		3,799,692
Securities Lending Collateral - 5.60%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	1,820,478	18,221,164

TOTAL SHORT-TERM INVESTMENTS (Cost $22,018,965)		$22,020,856

Total Investments (All Cap Core Trust)
(Cost $362,056,766) - 105.65%		$343,541,633
Other assets and liabilities, net - (5.65%)		(18,376,882)

TOTAL NET ASSETS - 100.00%		$325,164,751

All Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.38%
Consumer Discretionary - 10.30%
Auto Components - 0.22%
Tenneco, Inc. (I)	8,100	$170,586
Automobiles - 1.86%
Ford Motor Company (I)(L)	141,400	1,425,312
Hotels, Restaurants & Leisure - 1.12%
Carnival Corp.	19,400	586,656
Marriott International, Inc., Class A (L)	9,144	273,771

		860,427
Household Durables - 0.95%
Fortune Brands, Inc.	18,600	728,748
Internet & Catalog Retail - 0.73%
NutriSystem, Inc. (L)	24,200	555,148
Media - 4.25%
Omnicom Group, Inc.	46,300	1,588,090
The Interpublic Group of Companies, Inc. (I)	112,100	799,273
The Walt Disney Company	18,300	576,450
Viacom, Inc., Class B	9,300	291,741

		3,255,554
Multiline Retail - 0.27%
J.C. Penney Company, Inc.	8,608	184,900
Nordstrom, Inc. (L)	595	19,153

		204,053
Specialty Retail - 0.54%
American Eagle Outfitters, Inc.	3,461	40,667
Best Buy Company, Inc.	9,847	333,419
Lowe’s Companies, Inc.	2,036	41,575

		415,661
Textiles, Apparel & Luxury Goods - 0.36%
VF Corp.	3,900	277,602

		7,893,091
Consumer Staples - 1.37%
Food Products - 1.37%
Archer-Daniels-Midland Company	40,500	1,045,710

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy - 13.45%
Electric Utilities - 0.67%
Nextera Energy, Inc.	10,500	$511,980
Energy Equipment & Services - 2.17%
Halliburton Company	47,342	1,162,246
Weatherford International, Ltd. (I)	38,377	504,274

		1,666,520
Oil, Gas & Consumable Fuels - 10.61%
Apache Corp.	2,221	186,986
Chevron Corp.	9,700	658,242
El Paso Corp.	131,800	1,464,298
Exxon Mobil Corp.	62,308	3,555,918
Southwestern Energy Company (I)	20,000	772,800
The Williams Companies, Inc.	81,300	1,486,164

		8,124,408

		10,302,908
Financials - 19.33%
Capital Markets - 5.83%
Affiliated Managers Group, Inc. (I)	8,000	486,160
Franklin Resources, Inc.	4,900	422,331
Invesco, Ltd.	12,800	215,424
Lazard, Ltd., Class A	38,500	1,028,335
Morgan Stanley	13,066	303,262
Raymond James Financial, Inc. (L)	10,588	261,418
State Street Corp.	27,348	924,909
The Charles Schwab Corp.	58,400	828,112

		4,469,951
Commercial Banks - 7.20%
City National Corp. (L)	17,939	919,015
Comerica, Inc.	4,100	151,003
Commerce Bancshares, Inc.	17,384	625,650
Cullen/Frost Bankers, Inc. (L)	17,790	914,406
KeyCorp	111,616	858,327
SunTrust Banks, Inc.	13,414	312,546
TCF Financial Corp. (L)	27,905	463,502
Wells Fargo & Company	32,000	819,200
Zions Bancorporation (L)	20,840	449,519

		5,513,168
Consumer Finance - 0.69%
Capital One Financial Corp.	13,055	526,117
Diversified Financial Services - 3.49%
Bank of America Corp.	130,100	1,869,537
JPMorgan Chase & Company	21,900	801,759

		2,671,296
Insurance - 2.12%
Berkshire Hathaway, Inc., Class B (L)(I)	11,700	932,373
Chubb Corp.	9,100	455,091
Markel Corp. (I)	700	238,000

		1,625,464

		14,805,996
Health Care - 16.23%
Biotechnology - 2.95%
Amgen, Inc. (I)	39,700	2,088,220
Human Genome Sciences, Inc. (I)	7,500	169,950

		2,258,170
Health Care Equipment & Supplies - 3.41%
Kinetic Concepts, Inc. (I)(L)	4,900	178,899
Stryker Corp.	12,400	620,744
The Cooper Companies, Inc. (L)	24,300	966,897
Wright Medical Group, Inc. (I)	14,600	$242,506
Zimmer Holdings, Inc. (I)	11,100	599,955

		2,609,001
Health Care Providers & Services - 5.52%
AmerisourceBergen Corp.	25,184	799,592
DaVita, Inc. (I)	7,900	493,276
Humana, Inc. (I)	11,434	522,191
McKesson Corp.	12,600	846,216
Patterson Companies, Inc.	22,348	637,588
UnitedHealth Group, Inc.	15,900	451,560
Universal Health Services, Inc., Class B	12,500	476,875

		4,227,298
Life Sciences Tools & Services - 0.70%
Parexel International Corp. (I)	24,900	539,832
Pharmaceuticals - 3.65%
Abbott Laboratories	18,490	864,962
Teva Pharmaceutical Industries, Ltd., SADR	3,900	202,761
Warner Chilcott, Class A PLC (I)(L)	37,210	850,249
Watson Pharmaceuticals, Inc. (I)	21,667	879,030

		2,797,002

		12,431,303
Industrials - 12.00%
Aerospace & Defense - 2.53%
Hexcel Corp. (I)	33,858	525,138
Honeywell International, Inc.	9,300	362,979
United Technologies Corp.	16,166	1,049,335

		1,937,452
Electrical Equipment - 0.13%
AMETEK, Inc.	2,500	100,375
Machinery - 7.67%
Eaton Corp.	17,510	1,145,854
EnPro Industries, Inc. (I)	12,700	357,505
Kaydon Corp.	4,200	138,012
Kennametal, Inc.	13,028	331,302
Pall Corp.	20,500	704,585
Parker Hannifin Corp.	13,279	736,453
RBC Bearings, Inc. (I)	8,700	252,213
Robbins & Myers, Inc.	20,037	435,604
Tennant Company	3,100	104,842
WABCO Holdings, Inc. (I)	52,900	1,665,292

		5,871,662
Professional Services - 0.41%
FTI Consulting, Inc. (I)	7,200	313,848
Road & Rail - 1.22%
Heartland Express, Inc. (L)	20,093	291,750
Kansas City Southern (I)(L)	17,768	645,867

		937,617
Trading Companies & Distributors - 0.04%
Kaman Corp., Class A	1,362	30,127

		9,191,081
Information Technology - 16.35%
Computers & Peripherals - 3.29%
EMC Corp. (I)	40,872	747,958
Hewlett-Packard Company	40,900	1,770,152

		2,518,110
IT Services - 4.25%
Accenture PLC, Class A	25,682	992,609

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
MasterCard, Inc., Class A	3,167	$631,912
The Western Union Company	23,833	355,350
VeriFone Holdings, Inc. (I)(L)	67,228	1,272,626

		3,252,497
Semiconductors & Semiconductor Equipment - 4.62%
Broadcom Corp., Class A	14,300	471,471
Intel Corp.	72,500	1,410,125
Micron Technology, Inc. (I)(L)	82,800	702,972
National Semiconductor Corp. (L)	44,700	601,662
Xilinx, Inc.	13,899	351,089

		3,537,319
Software - 4.19%
Adobe Systems, Inc. (I)	33,582	887,572
Intuit, Inc. (I)	27,900	970,083
McAfee, Inc. (I)	6,326	194,335
Microsoft Corp.	50,500	1,162,005

		3,213,995

		12,521,921
Materials - 8.85%
Chemicals - 1.61%
Air Products & Chemicals, Inc.	19,000	1,231,390
Containers & Packaging - 0.26%
Owens-Illinois, Inc. (I)	7,600	201,020
Metals & Mining - 6.98%
Agnico Eagle Mines, Ltd.	8,400	510,552
Barrick Gold Corp.	46,405	2,107,251
Newmont Mining Corp.	17,100	1,055,754
Nucor Corp.	10,363	396,696
Reliance Steel & Aluminum Company	19,591	708,215
United States Steel Corp. (L)	14,800	570,540

		5,349,008

		6,781,418
Utilities - 1.50%
Electric Utilities - 0.44%
PPL Corp.	13,500	336,825
Gas Utilities - 1.06%
EQT Corp.	17,531	633,570
Questar Corp.	3,900	177,411

		810,981

		1,147,806

TOTAL COMMON STOCKS (Cost $76,445,676)		$76,121,234

SHORT-TERM INVESTMENTS - 14.68%

Repurchase Agreement - 0.79%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.10% to be repurchased at $610,000 on 07/01/2010, collateralized by $615,000 Federal Home Loan Bank, 1.750% due 12/14/2012 (valued at $626,531, including interest).	$610,000	610,000
Securities Lending Collateral - 13.89%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$1,062,926	$10,638,830

TOTAL SHORT-TERM INVESTMENTS (Cost $11,247,329)		$11,248,830

Total Investments (All Cap Value Trust)
(Cost $87,693,005) - 114.06%		$87,370,064
Other assets and liabilities, net - (14.06%)		(10,772,147)

TOTAL NET ASSETS - 100.00%		$76,597,917

Alpha Opportunities Trust
	Shares or Principal Amount	Value

COMMON STOCKS - 92.76%
Consumer Discretionary - 14.62%
Auto Components - 1.75%
BorgWarner, Inc. (I)	17,130	$639,634
Johnson Controls, Inc.	35,180	945,287
Magna International, Inc. Class A	11,940	787,562
Modine Manufacturing Company (I)	477,851	3,669,896
Tenneco, Inc. (I)	113,740	2,395,364
TRW Automotive Holdings Corp. (I)	56,890	1,568,457

		10,006,200
Automobiles - 0.20%
Daimler AG (I)	11,275	570,934
Ford Motor Company (I)(L)	59,300	597,744

		1,168,678
Distributors - 0.05%
LKQ Corp. (I)	15,700	302,696
Hotels, Restaurants & Leisure - 1.33%
Ctrip.com International, Ltd., ADR (I)	11,400	428,184
Las Vegas Sands Corp. (I)(L)	129,760	2,872,886
McDonald’s Corp.	21,300	1,403,031
REXLot Holdings, Ltd.	7,555,550	689,446
Starbucks Corp.	18,900	459,270
Wyndham Worldwide Corp.	47,490	956,449
Wynn Macau, Ltd. (I)	145,200	237,544
Wynn Resorts, Ltd. (L)	7,100	541,517

		7,588,327
Household Durables - 1.53%
Harman International Industries, Inc. (I)	15,030	449,247
Jarden Corp.	127,400	3,423,238
Stanley Black & Decker, Inc.	55,492	2,803,456
Tempur-Pedic International, Inc. (I)	25,800	793,350
Toll Brothers, Inc. (I)(L)	77,200	1,262,992

		8,732,283
Internet & Catalog Retail - 0.26%
NetFlix, Inc. (I)	6,380	693,187
priceline.com, Inc. (I)(L)	4,570	806,788

		1,499,975
Leisure Equipment & Products - 1.07%
Brunswick Corp. (L)	300,550	3,735,837
Eastman Kodak Company (I)(L)	550,320	2,388,389

		6,124,226
Media - 2.69%
CBS Corp., Class B	376,884	4,873,110

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Class A	209,237	$3,634,447
Comcast Corp., Special Class A	58,800	966,084
DIRECTV, Class A (I)	15,830	536,954
Focus Media Holding, Ltd., ADR (I)(L)	70,580	1,096,107
News Corp., Class A	24,570	293,857
Sirius XM Radio, Inc. (I)(L)	349,080	331,451
SuperMedia, Inc. (I)(L)	45,800	837,682
Virgin Media, Inc. (L)	166,300	2,775,547

		15,345,239
Multiline Retail - 1.37%
Dollar Tree, Inc. (I)	17,550	730,607
Family Dollar Stores, Inc.	63,000	2,374,470
Nordstrom, Inc. (L)	35,800	1,152,402
Target Corp.	72,360	3,557,941

		7,815,420
Specialty Retail - 3.27%
Home Depot, Inc.	75,306	2,113,839
Lowe’s Companies, Inc.	272,997	5,574,599
Ross Stores, Inc.	47,300	2,520,617
Staples, Inc. (L)	186,836	3,559,226
The Children’s Place Retail Stores, Inc. (I)(L)	22,970	1,011,139
Urban Outfitters, Inc. (I)(L)	113,180	3,892,260

		18,671,680
Textiles, Apparel & Luxury Goods - 1.10%
Carter’s, Inc. (I)	33,884	889,455
Hanesbrands, Inc. (I)	223,530	5,378,132

		6,267,587

		83,522,311
Consumer Staples - 5.38%
Beverages - 0.97%
Dr. Pepper Snapple Group, Inc.	11,730	438,585
PepsiCo, Inc.	83,777	5,106,208

		5,544,793
Food & Staples Retailing - 1.19%
CVS Caremark Corp.	114,099	3,345,383
Wal-Mart Stores, Inc.	71,838	3,453,253

		6,798,636
Food Products - 2.56%
Archer-Daniels-Midland Company	69,300	1,789,326
General Mills, Inc.	52,336	1,858,975
Green Mountain Coffee Roasters, Inc. (I)(L)	174,245	4,478,097
Kraft Foods, Inc., Class A	133,950	3,750,600
Nestle SA	21,600	1,042,199
PureCircle, Ltd. (I)(L)	459,668	1,700,137

		14,619,334
Household Products - 0.24%
The Procter & Gamble Company	23,100	1,385,538
Personal Products - 0.21%
Herbalife, Ltd.	25,260	1,163,223
Tobacco - 0.21%
Philip Morris International, Inc.	26,600	1,219,344

		30,730,868
Energy - 7.22%
Energy Equipment & Services - 1.37%
Cameron International Corp. (I)	32,900	1,069,908
China Oilfield Services, Ltd.	322,000	376,530
Dresser-Rand Group, Inc. (I)	10,100	318,655
National Oilwell Varco, Inc.	32,730	1,082,381
Noble Corp.	43,200	$1,335,312
Schlumberger, Ltd. (L)	53,296	2,949,401
Superior Well Services, Inc. (I)(L)	42,200	705,584

		7,837,771
Oil, Gas & Consumable Fuels - 5.85%
Alpha Natural Resources, Inc. (I)	8,471	286,913
Anadarko Petroleum Corp.	102,360	3,694,172
Apache Corp.	4,400	370,436
BG Group PLC	235,699	3,489,076
Cabot Oil & Gas Corp.	14,122	442,301
Cameco Corp. (L)	79,600	1,693,888
Chesapeake Energy Corp.	20,930	438,484
Chevron Corp.	31,700	2,151,162
CNOOC, Ltd.	1,700	289,289
Cobalt International Energy, Inc. (I)	85,290	635,411
ConocoPhillips	30,300	1,487,427
CONSOL Energy, Inc.	156,588	5,286,411
EOG Resources, Inc.	18,800	1,849,356
Exxon Mobil Corp.	65,412	3,733,063
Karoon Gas Australia, Ltd. (I)	243,298	1,208,712
Marathon Oil Corp.	40,883	1,271,052
Massey Energy Company	29,080	795,338
Occidental Petroleum Corp.	31,501	2,430,302
Overseas Shipholding Group, Inc. (L)	24,120	893,405
Pioneer Natural Resources Company (L)	5,300	315,085
Whiting Petroleum Corp. (I)	8,100	635,202

		33,396,485

		41,234,256
Financials - 11.00%
Capital Markets - 2.99%
Ameriprise Financial, Inc.	156,400	5,650,732
Invesco, Ltd.	127,500	2,145,825
The Goldman Sachs Group, Inc.	11,810	1,550,299
UBS AG (I)	262,220	3,475,873
UBS AG (I)	319,452	4,223,155

		17,045,884
Commercial Banks - 2.53%
Barclays PLC	266,400	1,056,149
PNC Financial Services Group, Inc.	32,664	1,845,516
Standard Chartered PLC (I)	61,658	1,496,805
Wells Fargo & Company	392,131	10,038,554

		14,437,024
Diversified Financial Services - 1.17%
Bank of America Corp.	205,579	2,954,170
Great American Group, Inc. (I)	392,600	590,863
JPMorgan Chase & Company	56,003	2,050,270
PHH Corp. (I)(L)	58,530	1,114,411

		6,709,714
Insurance - 3.98%
ACE, Ltd.	122,031	6,282,156
Assured Guaranty, Ltd.	45,900	609,093
Chubb Corp.	89,159	4,458,842
Genworth Financial, Inc., Class A (I)	98,330	1,285,173
Hartford Financial Services Group, Inc.	35,652	788,979
Marsh & McLennan Companies, Inc.	214,613	4,839,523
Principal Financial Group, Inc.	79,200	1,856,448
Unum Group	121,400	2,634,380

		22,754,594
Real Estate Investment Trusts - 0.02%
SL Green Realty Corp.	1,700	93,568

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.31%
MGIC Investment Corp. (I)(L)	96,880	$667,503
Radian Group, Inc. (L)	55,860	404,426
The PMI Group, Inc. (I)(L)	237,050	685,075

		1,757,004

		62,797,788
Health Care - 12.48%
Biotechnology - 0.82%
Amgen, Inc. (I)	14,200	746,920
Celgene Corp. (I)	23,770	1,207,991
Gilead Sciences, Inc. (I)	31,840	1,091,475
Novavax, Inc. (I)(L)	623,560	1,353,125
Regeneron Pharmaceuticals, Inc. (I)	11,960	266,947

		4,666,458
Health Care Equipment & Supplies - 0.73%
Covidien PLC	7,360	295,725
HeartWare International, Inc. (I)	4,760	333,533
Medtronic, Inc.	82,556	2,994,306
Thoratec Corp. (I)(L)	13,550	578,992

		4,202,556
Health Care Providers & Services - 3.19%
Aetna, Inc.	89,600	2,363,648
Cardinal Health, Inc.	77,683	2,610,926
CIGNA Corp.	49,500	1,537,470
Coventry Health Care, Inc. (I)	47,300	836,264
Lincare Holdings, Inc. (L)	123,600	4,018,236
UnitedHealth Group, Inc.	240,628	6,833,835

		18,200,379
Health Care Technology - 1.43%
SXC Health Solutions Corp. (I)	111,450	8,163,713
Life Sciences Tools & Services - 1.10%
Furiex Pharmaceuticals, Inc. (I)	1	10
Pharmaceutical Product Development, Inc.	191,500	4,866,015
Thermo Fisher Scientific, Inc. (I)	28,700	1,407,735

		6,273,760
Pharmaceuticals - 5.21%
Bristol-Myers Squibb Company	22,450	559,903
Daiichi Sankyo Company, Ltd.	27,800	497,165
Elan Corp. PLC (I)(L)	421,073	1,894,829
Eli Lilly & Company (L)	121,615	4,074,103
Johnson & Johnson	30,730	1,814,914
King Pharmaceuticals, Inc. (I)	2,460	18,671
MAP Pharmaceuticals, Inc. (I)(L)	21,910	287,459
Merck & Company, Inc.	126,772	4,433,217
Pfizer, Inc.	576,034	8,214,245
Roche Holdings AG	14,514	1,993,115
Salix Pharmaceuticals, Ltd. (I)	15,000	585,450
Teva Pharmaceutical Industries, Ltd., SADR	50,450	2,622,896
UCB SA (L)	87,750	2,749,134

		29,745,101

		71,251,967
Industrials - 13.02%
Aerospace & Defense - 2.92%
BE Aerospace, Inc. (I)(L)	96,810	2,461,878
European Aeronautic Defence & Space Company (I)	53,548	1,092,658
General Dynamics Corp.	55,699	3,261,733
Lockheed Martin Corp.	30,800	2,294,600
MTU Aero Engines Holding AG	9,099	506,317
Precision Castparts Corp.	7,500	771,900
Rolls-Royce Group PLC (I)	85,460	$711,671
Safran SA	49,678	1,377,647
The Boeing Company	46,600	2,924,150
Triumph Group, Inc.	5,300	353,139
Zodiac SA	19,617	944,859

		16,700,552
Air Freight & Logistics - 1.34%
Expeditors International of Washington, Inc.	75,500	2,605,505
United Parcel Service, Inc., Class B	88,766	5,049,898

		7,655,403
Airlines - 2.55%
AirAsia BHD (I)	1,114,750	427,631
Allegiant Travel Company	12,270	523,806
AMR Corp. (I)(L)	289,200	1,960,776
Copa Holdings SA, Class A	21,890	967,976
Delta Air Lines, Inc. (I)(L)	483,422	5,680,209
UAL Corp. (I)(L)	157,210	3,232,238
US Airways Group, Inc. (I)(L)	206,030	1,773,918

		14,566,554
Commercial Services & Supplies - 1.15%
Corrections Corp. of America (I)	240,420	4,587,214
SYKES Enterprises, Inc. (I)	51,200	728,576
Waste Management, Inc.	40,465	1,266,150

		6,581,940
Electrical Equipment - 0.23%
ABB, Ltd., SADR (I)	101	1,745
Regal-Beloit Corp.	23,920	1,334,258

		1,336,003
Industrial Conglomerates - 1.02%
3M Company	32,152	2,539,686
Beijing Enterprises Holdings, Ltd.	69,000	447,352
General Electric Company	79,200	1,142,064
Tyco International, Ltd.	48,000	1,691,040

		5,820,142
Machinery - 3.33%
ArvinMeritor, Inc. (I)(L)	398,590	5,221,529
Atlas Copco AB, Series A	19,462	284,917
Deere & Company	8,600	478,848
Flowserve Corp.	16,350	1,386,480
Ingersoll-Rand PLC (L)	220,048	7,589,456
Navistar International Corp. (I)	30,250	1,488,300
PACCAR, Inc. (L)	32,342	1,289,476
Terex Corp. (I)(L)	54,600	1,023,204
United Tractors Tbk PT	111,500	227,696

		18,989,906
Marine - 0.06%
Nippon Yusen Kabushiki Kaisha	93,200	338,456
Road & Rail - 0.19%
J.B. Hunt Transport Services, Inc.	32,360	1,057,201
Trading Companies & Distributors - 0.23%
Beacon Roofing Supply, Inc. (I)	58,500	1,054,170
Mitsui & Company, Ltd.	20,000	235,129

		1,289,299

		74,335,456
Information Technology - 21.68%
Communications Equipment - 2.98%
Aruba Networks, Inc. (I)(L)	51,340	731,082
Aviat Networks, Inc. (I)	78,400	284,592

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Cisco Systems, Inc. (I)	145,800	$3,106,998
DG Fastchannel, Inc. (I)(L)	10,630	346,325
F5 Networks, Inc. (I)	10,300	706,271
HUGHES Telematics, Inc. (I)(L)	21,300	37,275
Polycom, Inc. (I)	136,600	4,069,314
QUALCOMM, Inc.	205,340	6,743,366
Research In Motion, Ltd. (I)	10,810	532,501
ZTE Corp., Class H	152,200	461,657

		17,019,381
Computers & Peripherals - 4.81%
Apple, Inc. (I)	50,480	12,697,234
EMC Corp. (I)	153,300	2,805,390
Hewlett-Packard Company	66,300	2,869,464
Lexmark International, Inc., Class A (I)	23,480	775,544
NetApp, Inc. (I)	45,460	1,696,113
Netezza Corp. (I)	78,270	1,070,734
QLogic Corp. (I)(L)	63,390	1,053,542
SanDisk Corp. (I)	101,255	4,259,798
Teradata Corp. (I)	8,500	259,080

		27,486,899
Electronic Equipment, Instruments & Components - 1.03%
BYD Company, Ltd., Class H	47,370	349,190
Corning, Inc.	19,260	311,049
Dolby Laboratories, Inc., Class A (I)	3,800	238,222
Flextronics International, Ltd. (I)	36,680	205,408
Jabil Circuit, Inc.	90,580	1,204,714
Samsung SDI Company, Ltd.	4,389	613,642
Sanmina-SCI Corp. (I)	215,790	2,936,902

		5,859,127
Internet Software & Services - 4.06%
Akamai Technologies, Inc. (I)	20,610	836,148
Alibaba.com, Ltd.	182,500	360,183
Baidu, Inc., SADR (I)	19,390	1,320,071
E-Access, Ltd. (L)	664	452,660
eBay, Inc. (I)	391,930	7,685,747
Equinix, Inc. (I)(L)	30,160	2,449,595
Google, Inc., Class A (I)	2,850	1,268,108
GSI Commerce, Inc. (I)	126,450	3,641,760
IAC/InterActiveCorp (I)	23,050	506,409
Monster Worldwide, Inc. (I)(L)	84,408	983,353
VistaPrint NV (I)	77,250	3,668,603

		23,172,637
IT Services - 1.66%
Alliance Data Systems Corp. (I)(L)	14,200	845,184
Amadeus IT Holding SA, A Shares (I)	24,991	393,050
Automatic Data Processing, Inc.	97,289	3,916,855
Cognizant Technology Solutions
Corp., Class A (I)	6,300	315,378
The Western Union Company	267,906	3,994,478

		9,464,945
Semiconductors & Semiconductor Equipment - 2.97%
Analog Devices, Inc.	76,200	2,122,932
ASML Holding NV -New York
Registered Shares (L)	17,290	474,956
Broadcom Corp., Class A	71,400	2,354,058
Maxim Integrated Products, Inc. (L)	191,800	3,208,814
Micron Technology, Inc. (I)(L)	79,100	671,559
OmniVision Technologies, Inc. (I)	46,230	991,171
Samsung Electronics Company, Ltd.	568	356,640
Skyworks Solutions, Inc. (I)(L)	302,030	5,071,084
Texas Instruments, Inc.	54,438	1,267,317
Xilinx, Inc. (L)	17,600	$444,576

		16,963,107
Software - 4.17%
Adobe Systems, Inc. (I)	90,500	2,391,915
BMC Software, Inc. (I)	63,000	2,181,690
Cadence Design Systems, Inc. (I)(L)	60,920	352,727
Citrix Systems, Inc. (I)	27,740	1,171,460
Informatica Corp. (I)	47,830	1,142,180
Microsoft Corp.	86,617	1,993,057
Nuance Communications, Inc. (I)(L)	21,620	323,219
Oracle Corp.	326,000	6,995,960
Red Hat, Inc. (I)	45,500	1,316,770
Rovi Corp. (I)	48,700	1,846,217
Salesforce.com, Inc. (I)(L)	18,040	1,548,193
Sonic Solutions (I)(L)	38,530	321,726
TiVo, Inc. (I)(L)	34,410	253,946
VMware, Inc., Class A (I)(L)	31,910	1,997,247

		23,836,307

		123,802,403
Materials - 6.22%
Chemicals - 1.54%
A. Schulman, Inc.	55,950	1,060,812
Georgia Gulf Corp. (I)(L)	18,870	251,726
Huabao International Holdings, Ltd.	397,810	507,603
Methanex Corp.	62,530	1,231,216
PPG Industries, Inc.	17,993	1,086,957
The Mosaic Company (L)	67,560	2,633,489
The Sherwin-Williams Company	29,381	2,032,871

		8,804,674
Construction Materials - 0.04%
Martin Marietta Materials, Inc. (L)	2,300	195,063
Containers & Packaging - 1.59%
Owens-Illinois, Inc. (I)	177,690	4,699,901
Rexam PLC	979,305	4,394,562

		9,094,463
Metals & Mining - 3.05%
African Barrick Gold, Ltd. (I)	104,643	984,591
Allegheny Technologies, Inc. (L)	6,140	271,327
Allied Nevada Gold Corp. (I)(L)	23,600	464,448
AngloGold Ashanti, Ltd. (L)	39,250	1,694,815
Barrick Gold Corp.	36,740	1,668,363
CGA Mining, Ltd. (I)	125,930	236,588
Cliffs Natural Resources, Inc.	13,642	643,357
Detour Gold Corp. (I)	38,320	851,316
Eldorado Gold Corp.	54,140	972,354
Freeport-McMoRan Copper & Gold, Inc.	9,530	563,509
Goldcorp, Inc.	21,950	962,508
IAMGOLD Corp.	74,030	1,308,850
Newmont Mining Corp. (L)	18,120	1,118,729
Randgold Resources, Ltd. (L)	8,520	807,270
Red Back Mining, Inc. (I)	28,180	712,342
Rio Tinto PLC, SADR (L)	19,800	863,280
Silver Wheaton Corp. (I)	18,100	363,810
Teck Resoucres, Ltd., Class B	12,310	364,130
Titanium Metals Corp. (I)(L)	35,550	625,325
Vale SA, SADR (L)	27,570	671,330
Vedanta Resources PLC	18,614	585,730
Xstrata PLC (I)	53,100	695,682

		17,429,654

		35,523,854

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.49%
Diversified Telecommunication Services - 0.14%
AT&T, Inc.	31,600	$764,404
Iridium Communications, Inc. (I)(L)	3,800	38,152

		802,556
Wireless Telecommunication Services - 0.35%
America Movil SAB de CV, Series L, ADR	9,400	446,500
American Tower Corp., Class A (I)	11,900	529,550
SBA Communications Corp., Class A (I)(L)	30,730	1,045,127

		2,021,177

		2,823,733
Utilities - 0.65%
Electric Utilities - 0.50%
Cia Energetica de Minas Gerais, ADR (L)	48,960	718,243
Northeast Utilities	28,700	731,276
PPL Corp.	55,300	1,379,727

		2,829,246
Gas Utilities - 0.15%
UGI Corp.	34,100	867,504

		3,696,750

TOTAL COMMON STOCKS (Cost $545,965,699)		$529,719,386

PREFERRED STOCKS - 0.21%
Consumer Discretionary - 0.21%
Automobiles - 0.21%
Volkswagen AG (N)	13,467	1,179,012

TOTAL PREFERRED STOCKS (Cost $1,232,199)		$1,179,012

INVESTMENT COMPANIES - 0.73%
Investment Companies - 0.73%
iShares Russell 1000 Index Fund (L)	9,900	565,686
SPDR S&P Midcap 400 ETF Trust	27,900	3,603,564

		4,169,250

TOTAL INVESTMENT COMPANIES (Cost $3,194,600)		$4,169,250

WARRANTS - 0.05%
Consumer Discretionary - 0.05%
Educomp Solutions, Ltd. (Expiration
Date: 08/10/2017) (I)	25,150	288,330

TOTAL WARRANTS (Cost $405,430)		$288,330

SHORT-TERM INVESTMENTS - 21.88%
Repurchase Agreement - 4.42%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2010 at 0.050% to be repurchased at $25,200,035 on 07/01/2010, collateralized by $25,200,000 Government National Mortgage Association, 5.500% due 06/15/2036 (valued at $25,704,000, including interest)	$25,200,000	25,200,000
Securities Lending Collateral - 17.46%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$9,962,836	$99,718,023

TOTAL SHORT-TERM INVESTMENTS (Cost $124,906,108)		$124,918,023

Total Investments (Alpha Opportunities Trust)
(Cost $675,704,036) - 115.63%		$660,274,001
Other assets and liabilities, net - (15.63%)		(89,245,891)

TOTAL NET ASSETS - 100.00%		$571,028,110

American Asset Allocation Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Asset Allocation Fund - Class 1	113,597,026	$1,584,678,509

		1,584,678,509

TOTAL INVESTMENT COMPANIES (Cost $1,656,968,881)		$1,584,678,509

Total Investments (American Asset Allocation Trust)
(Cost $1,656,968,881) - 100.01%		$1,584,678,509
Other assets and liabilities, net - (0.01%)		(137,479)

TOTAL NET ASSETS - 100.00%		$1,584,541,030

American Blue Chip Income and Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth
Fund - Class 1	27,947,194	$216,590,752

		216,590,752

TOTAL INVESTMENT COMPANIES (Cost $234,845,563)		$216,590,752

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $234,845,563) - 100.01%		$216,590,752
Other assets and liabilities, net - (0.01%)		(19,227)

TOTAL NET ASSETS - 100.00%		$216,571,525

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

American Bond Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	81,690,030	$878,984,723

		878,984,723

TOTAL INVESTMENT COMPANIES (Cost $886,895,864)		$878,984,723

Total Investments (American Bond Trust)
(Cost $886,895,864) - 100.01%		$878,984,723
Other assets and liabilities, net - (0.01%)		(55,759)

TOTAL NET ASSETS - 100.00%		$878,928,964

American Fundamental Holdings Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	42,069,360	$452,666,315
American Growth Fund - Class 1	5,588,303	245,158,853
American Growth-Income Fund - Class 1	8,437,807	240,308,737
American International Fund - Class 1	9,177,190	135,730,636

		1,073,864,541

TOTAL INVESTMENT COMPANIES (Cost $1,063,878,006)		$1,073,864,541

Total Investments (American Fundamental Holdings Trust)
(Cost $1,063,878,006) - 100.01%		$1,073,864,541
Other assets and liabilities, net - (0.01%)		(53,703)

TOTAL NET ASSETS - 100.00%		$1,073,810,838

American Global Diversification Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	20,985,866	$225,807,920
American Global Growth Fund - Class 1	17,768,375	311,479,609
American Global Small Capitalization
Fund - Class 1	6,817,822	115,834,792
American High-Income Bond Fund - Class 1	5,872,153	63,184,367
American New World Fund - Class 1	4,074,577	77,050,255

		793,356,943

TOTAL INVESTMENT COMPANIES (Cost $832,391,628)		$793,356,943

Total Investments (American Global Diversification Trust)
(Cost $832,391,628) - 100.01%		$793,356,943
Other assets and liabilities, net - (0.01%)		(45,390)

TOTAL NET ASSETS - 100.00%		$793,311,553

American Global Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Growth Fund - Class 1	10,099,184	$177,038,701

		177,038,701

TOTAL INVESTMENT COMPANIES (Cost $228,654,362)		$177,038,701

Total Investments (American Global Growth Trust)
(Cost $228,654,362) - 100.01%		$177,038,701
Other assets and liabilities, net - (0.01%)		(21,728)

TOTAL NET ASSETS - 100.00%		$177,016,973

American Global Small Capitalization Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small Capitalization
Fund - Class 1	5,493,902	$93,341,392

		93,341,392

TOTAL INVESTMENT COMPANIES (Cost $87,311,228)		$93,341,392

Total Investments (American Global Small Capitalization
Trust) (Cost $87,311,228) - 100.02%		$93,341,392
Other assets and liabilities, net - (0.02%)		(16,190)

TOTAL NET ASSETS - 100.00%		$93,325,202

American Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth Fund - Class 1	26,768,280	$1,174,324,458

		1,174,324,458

TOTAL INVESTMENT COMPANIES (Cost $1,456,989,486)		$1,174,324,458

Total Investments (American Growth Trust)
(Cost $1,456,989,486) - 100.01%		$1,174,324,458
Other assets and liabilities, net - (0.01%)		(76,837)

TOTAL NET ASSETS - 100.00%		$1,174,247,621

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

American Growth-Income Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth-Income Fund - Class 1	39,301,322	$1,119,301,639

		1,119,301,639

TOTAL INVESTMENT COMPANIES (Cost $1,333,207,716)		$1,119,301,639

Total Investments (American Growth-Income Trust)
(Cost $1,333,207,716) - 100.01%		$1,119,301,639
Other assets and liabilities, net - (0.01%)		(85,602)

TOTAL NET ASSETS - 100.00%		$1,119,216,037

American High Income Bond Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond Fund - Class 1	7,992,238	$85,996,479

		85,996,479

TOTAL INVESTMENT COMPANIES (Cost $81,969,984)		$85,996,479

Total Investments (American High Income Bond Trust)
(Cost $81,969,984) - 100.02%		$85,996,479
Other assets and liabilities, net - (0.02%)		(15,233)

TOTAL NET ASSETS - 100.00%		$85,981,246

American International Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American International Fund - Class 1	51,847,685	$766,827,263

		766,827,263

TOTAL INVESTMENT COMPANIES (Cost $982,295,245)		$766,827,263

Total Investments (American International Trust)
(Cost $982,295,245) - 100.01%		$766,827,263
Other assets and liabilities, net - (0.01%)		(54,486)

TOTAL NET ASSETS - 100.00%		$766,772,777

American New World Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American New World Fund - Class 1	3,918,516	$74,099,142

		74,099,142

TOTAL INVESTMENT COMPANIES (Cost $76,721,794)		$74,099,142

Total Investments (American New World Trust)
(Cost $76,721,794) - 100.02%		$74,099,142
Other assets and liabilities, net - (0.02%)		(15,212)

TOTAL NET ASSETS - 100.00%		$74,083,930

Balanced Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 65.57%
Consumer Discretionary - 10.94%
Auto Components - 0.31%
Aisin Seiki Company, Ltd.	1,200	$32,420
Autoliv, Inc. (I)	602	28,794
BorgWarner, Inc. (I)	390	14,563
Drew Industries, Inc. (I)	500	10,100
GKN PLC (I)	22,342	38,331
Johnson Controls, Inc.	1,200	32,244
Koito Manufacturing Company, Ltd.	1,000	14,685
TRW Automotive Holdings Corp. (I)	100	2,757

		173,894
Automobiles - 0.47%
Bayerische Motoren Werke (BMW) AG	868	41,984
Harley-Davidson, Inc.	2,600	57,798
Honda Motor Company, Ltd.	1,700	49,371
Toyota Motor Corp.	3,300	113,484

		262,637
Distributors - 0.15%
Genuine Parts Company	1,580	62,331
Jardine Cycle and Carriage, Ltd.	1,000	21,225

		83,556
Diversified Consumer Services - 0.29%
American Public Education, Inc. (I)	100	4,370
Apollo Group, Inc., Class A (I)	100	4,247
Benesse Holdings, Inc.	1,000	45,542
Capella Education Company (I)	210	17,084
Career Education Corp. (I)	700	16,114
Corinthian Colleges, Inc. (I)(L)	1,000	9,850
H&R Block, Inc.	2,620	41,108
K12, Inc.	200	4,436
Matthews International Corp., Class A	220	6,442
National American University Holdings, Inc.	300	2,613
Weight Watchers International, Inc.	500	12,845

		164,651
Hotels, Restaurants & Leisure - 1.87%
Carnival Corp.	3,100	93,744
Chipotle Mexican Grill, Inc., Class A (I)	280	38,307
Choice Hotels International, Inc.	450	13,595
Compass Group PLC (I)	4,826	36,615
Gaylord Entertainment Company (I)	400	8,836
International Game Technology	1,100	17,270
Marriott International, Inc., Class A	9,578	286,765
McDonald’s Corp.	1,900	125,153
MGM Resorts International (I)	3,800	36,632

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Mitchells & Butlers PLC (I)	8,009	$32,447
Orient Express Hotels, Ltd., Class A (I)	1,600	11,840
Panera Bread Company (I)	400	30,116
Starbucks Corp.	7,600	184,680
Starwood Hotels & Resorts Worldwide, Inc.	1,730	71,674
Tim Hortons, Inc.	100	3,200
Vail Resorts, Inc. (I)	100	3,491
WMS Industries, Inc. (I)	300	11,775
Wynn Macau, Ltd. (I)	6,000	9,816
Wynn Resorts, Ltd.	435	33,177

		1,049,133
Household Durables - 0.69%
D.R. Horton, Inc.	2,500	24,575
Ethan Allen Interiors, Inc.	100	1,399
Fortune Brands, Inc.	4,410	172,784
Harman International Industries, Inc. (I)	100	2,989
Hooker Furniture Corp.	500	5,330
M/I Homes, Inc. (I)	600	5,784
Persimmon PLC (I)	6,294	32,570
Ryland Group, Inc.	300	4,746
Tempur-Pedic International, Inc. (I)	200	6,150
Toll Brothers, Inc. (I)	200	3,272
Whirlpool Corp.	1,480	129,974

		389,573
Internet & Catalog Retail - 1.12%
Amazon.com, Inc. (I)	4,100	447,966
Blue Nile, Inc. (I)	230	10,828
drugstore.com, Inc. (I)	2,700	8,316
Expedia, Inc.	2,000	37,560
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	8,400	88,200
N. Brown Group PLC	6,240	23,209
priceline.com, Inc. (I)	80	14,123

		630,202
Leisure Equipment & Products - 0.39%
Brunswick Corp.	600	7,458
Mattel, Inc.	7,800	165,048
Nikon Corp.	1,900	32,750
Pool Corp.	300	6,576
Sankyo Company, Ltd.	100	4,517

		216,349
Media - 2.74%
Aegis Group PLC	9,690	15,357
Ascent Media Corp., Class A (I)	300	7,578
British Sky Broadcasting Group PLC	4,032	42,054
Cablevision Systems Corp., Class A	4,150	99,642
Comcast Corp., Class A	3,200	55,584
Discovery Communications, Inc., Series A (I)	1,700	60,707
Discovery Communications, Inc., Series C (I)	2,200	68,046
DISH Network Corp.	400	7,260
Global Traffic Network, Inc. (I)	600	3,228
Informa PLC	3,046	16,031
Jupiter Telecommunications Company, Ltd.	47	44,792
Knology, Inc. (I)	600	6,558
Lamar Advertising Company, Class A (I)	1,100	26,972
Liberty Media - Starz, Series A
(Tracking Stock) (I)	280	14,515
Liberty Media Corp -Capital, Series A (I)	400	16,764
Live Nation Entertainment, Inc. (I)	700	7,315
Madison Square Garden, Inc., Class A (I)	1,387	27,282
Meredith Corp.	700	21,791
Morningstar, Inc. (I)	300	12,756
Omnicom Group, Inc.	800	$27,440
Sanoma OYJ	1,326	22,877
Scholastic Corp.	600	14,472
Scripps Networks Interactive, Inc., Class A	200	8,068
Television Broadcasting Company, Ltd.	3,000	13,922
The McGraw-Hill Companies, Inc.	5,600	157,584
The New York Times Company, Class A (I)	5,400	46,710
The Walt Disney Company	10,000	315,000
The Washington Post Company, Class B	10	4,105
Time Warner, Inc.	10,350	299,219
WPP PLC	7,884	74,139

		1,537,768
Multiline Retail - 0.64%
Dollar General Corp. (I)	1,000	27,550
Dollar Tree, Inc. (I)	450	18,734
Kohl’s Corp. (I)	3,500	166,250
Macy’s, Inc.	2,800	50,120
Parkson Retail Group, Ltd.	22,000	37,138
PPR	506	62,442

		362,234
Specialty Retail - 1.79%
Aaron, Inc., Class B (L)	800	13,656
AnnTaylor Stores Corp. (I)	700	11,389
Bed Bath & Beyond, Inc. (I)	6,750	250,290
CarMax, Inc. (I)	1,500	29,850
Esprit Holdings, Ltd.	5,669	30,644
Gymboree Corp. (I)	210	8,969
Home Depot, Inc.	7,850	220,350
Inditex SA	629	35,674
J. Crew Group, Inc. (I)	200	7,362
Kingfisher PLC	14,650	45,464
Lowe’s Companies, Inc.	6,100	124,562
Lumber Liquidators Holdings, Inc. (I)	300	6,999
New York & Company, Inc. (I)	100	229
O’Reilly Automotive, Inc. (I)(L)	2,550	121,278
The Gap, Inc.	1,710	33,277
The Men’s Wearhouse, Inc.	300	5,508
Tiffany & Company	1,620	61,414

		1,006,915
Textiles, Apparel & Luxury Goods - 0.48%
Coach, Inc.	2,010	73,466
Compagnie Financiere Richemont SA	2,198	76,470
NIKE, Inc., Class B	1,500	101,325
Under Armour, Inc., Class A (I)	400	13,252
Weyco Group, Inc.	300	6,834

		271,347

		6,148,259
Consumer Staples - 2.95%
Beverages - 0.41%
Cia Cervecerias Unidas SA, ADR	620	26,716
Coca-Cola Bottling Company Consolidated	50	2,396
Kirin Holdings Company, Ltd.	2,000	25,186
PepsiCo, Inc.	1,700	103,615
Pernod-Ricard SA	936	72,406
The Coca-Cola Company	50	2,506

		232,825
Food & Staples Retailing - 0.52%
FamilyMart Company, Ltd.	1,200	39,549
Shoppers Drug Mart Corp.	400	12,370
Sysco Corp.	600	17,142
Tesco PLC (I)	21,889	123,246

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Kroger Company	1,000	$19,690
The Pantry, Inc. (I)	600	8,466
Wal-Mart Stores, Inc.	950	45,667
Whole Foods Market, Inc. (I)	700	25,214

		291,344
Food Products - 1.40%
Archer-Daniels-Midland Company	1,500	38,730
Campbell Soup Company	1,220	43,713
Dairy Crest Group PLC	4,634	25,494
House Food Corp.	1,100	16,122
Kraft Foods, Inc., Class A	3,070	85,960
McCormick & Company, Inc.	2,000	75,920
Nestle SA	4,220	203,615
The Hershey Company	4,980	238,691
Tootsie Roll Industries, Inc.	200	4,730
Unilever PLC	2,107	56,154

		789,129
Household Products - 0.43%
Kimberly-Clark Corp.	2,260	137,024
Oil-Dri Corp of America	500	11,475
The Procter & Gamble Company	1,510	90,570

		239,069
Personal Products - 0.19%
Alberto-Culver Company	700	18,963
Estee Lauder Companies, Inc., Class A	220	12,261
Kobayashi Pharmaceutical Company, Ltd.	500	21,224
L’Oreal SA (I)	529	51,692

		104,140

		1,656,507
Energy - 5.51%
Energy Equipment & Services - 1.40%
Baker Hughes, Inc.	1,000	41,570
Cameron International Corp. (I)	1,730	56,260
CARBO Ceramics, Inc.	150	10,829
China Oilfield Services, Ltd.	22,000	25,726
Complete Production Services, Inc. (I)	400	5,720
FMC Technologies, Inc. (I)	1,905	100,317
Fugro NV	328	14,997
Gulf Islands Fabrication, Inc.	100	1,552
Hercules Offshore, Inc. (I)	1,900	4,617
Modec, Inc.	900	12,350
Oil States International, Inc. (I)	130	5,145
Saipem SpA	1,214	36,894
Schlumberger, Ltd.	7,180	397,341
Smith International, Inc.	410	15,437
Subsea 7, Inc. (I)	2,601	39,055
TetraTechnologies, Inc. (I)	1,300	11,804
Trican Well Service, Ltd.	400	5,121
Union Drilling, Inc. (I)	400	2,204

		786,939
Oil, Gas & Consumable Fuels - 4.11%
Anadarko Petroleum Corp.	2,480	89,503
Arch Coal, Inc.	600	11,886
Arena Resources, Inc. (I)	330	10,527
Atlas Energy, Inc. (I)	500	13,535
Beach Energy, Ltd.	49,592	28,536
BG Group PLC	1,869	27,667
BP PLC, SADR	6,100	176,168
Chevron Corp.	4,640	314,870
Cimarex Energy Company	340	24,337
Cloud Peak Energy, Inc. (I)	400	5,304
Concho Resources, Inc. (I)	90	$4,980
ConocoPhillips	1,480	72,653
CONSOL Energy, Inc.	320	10,803
El Paso Corp.	200	2,222
EOG Resources, Inc.	2,200	216,414
Exxon Mobil Corp.	4,700	268,229
Forest Oil Corp. (I)	100	2,736
Geomet, Inc. (I)	300	342
Hess Corp.	100	5,034
Murphy Oil Corp.	3,740	185,317
Nexen, Inc.	1,200	23,604
NGAS Resources, Inc (I)	1,500	1,575
Northern Oil and Gas, Inc. (I)	800	10,272
Oasis Petroleum, Inc. (I)	300	4,350
Peabody Energy Corp.	900	35,217
Penn Virginia Corp.	600	12,066
Range Resources Corp.	1,020	40,953
Royal Dutch Shell PLC, ADR	4,400	220,968
Royal Dutch Shell PLC, ADR, Class B	3,200	154,496
SM Energy Company	100	4,016
Southwestern Energy Company (I)	900	34,776
Spectra Energy Corp.	2,800	56,196
Statoil ASA	4,169	80,407
Suncor Energy, Inc.	500	14,720
Sunoco, Inc.	3,100	107,787
The Williams Companies, Inc.	400	7,312
Ultra Petroleum Corp. (I)	420	18,585
Whiting Petroleum Corp. (I)	140	10,979

		2,309,342

		3,096,281
Financials - 12.11%
Capital Markets - 2.14%
Ameriprise Financial, Inc.	1,680	60,698
Ares Capital Corp.	800	10,024
Capital Southwest Corp.	100	8,791
Close Brothers Group PLC	2,544	26,157
Cohen & Steers, Inc.	500	10,370
Credit Suisse Group AG	1,768	66,448
Deutsche Bank AG	879	49,697
E*TRADE Financial Corp. (I)	370	4,373
Eaton Vance Corp.	500	13,805
Financial Engines, Inc. (I)	400	5,440
Franklin Resources, Inc.	2,550	219,785
GFI Group, Inc.	500	2,790
Greenhill & Company, Inc. (L)	280	17,116
Hercules Technology Growth Capital, Inc.	800	7,368
Invesco, Ltd.	3,600	60,588
Janus Capital Group, Inc.	2,300	20,424
JMP Group, Inc.	500	3,095
Legg Mason, Inc.	4,100	114,923
Macquarie Group, Ltd.	1,041	32,036
Morgan Stanley	2,000	46,420
Northern Trust Corp.	2,180	101,806
PennantPark Investment Corp.	300	2,865
Raymond James Financial, Inc.	100	2,469
Safeguard Scientifics, Inc. (I)	300	3,168
Sanders Morris Harris Group, Inc.	1,000	5,550
State Street Corp.	260	8,793
TD Ameritrade Holding Corp. (I)	1,400	21,420
The Bank of New York Mellon Corp.	5,100	125,919
The Charles Schwab Corp.	3,400	48,212
The Goldman Sachs Group, Inc.	750	98,453

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	200	$4,376

		1,203,379
Commercial Banks - 3.73%
Allied Irish Banks PLC (I)	1,890	1,998
Allied Irish Banks PLC - London Exchange	3,647	3,938
Australia & New Zealand Banking Group, Ltd.	4,329	77,715
Banco Santander SA	4,346	45,668
Bank of Yokohama, Ltd.	6,000	27,396
Barclays PLC	4,550	72,300
BNP Paribas	1,620	86,499
Burke & Herbert Bank & Trust	3	6,180
China Citic Bank Corp, Ltd.	83,000	52,442
CIT Group, Inc. (I)	250	8,465
DBS Group Holdings, Ltd.	4,000	38,785
DnB NOR ASA (I)	8,336	80,212
East West Bancorp, Inc.	600	9,150
Erste Group Bank AG	796	25,323
Farmers & Merchants Bank of Long Beach	2	8,100
Fifth Third Bancorp	900	11,061
First Horizon National Corp. (I)	1,029	11,783
Intesa Sanpaolo SpA	16,623	43,775
KeyCorp	10,400	79,976
Marshall & Ilsley Corp.	7,100	50,978
Mitsubishi UFJ Financial Group	6,700	30,372
Nordea Bank AB	6,181	50,979
Pinnacle Financial Partners, Inc. (I)	500	6,425
PNC Financial Services Group, Inc.	700	39,550
Popular, Inc. (I)	2,000	5,360
Regions Financial Corp.	7,850	51,653
Signature Bank (I)	280	10,643
Societe Generale	856	34,821
Standard Chartered PLC (I)	4,011	97,371
SunTrust Banks, Inc.	4,700	109,510
SVB Financial Group (I)	100	4,123
Swedbank AB, Class A (I)	5,540	51,008
TCF Financial Corp.	500	8,305
Texas Capital Bancshares, Inc. (I)	800	13,120
The Sumitomo Trust &
Banking Company, Ltd.	7,000	35,609
U.S. Bancorp	13,150	293,903
Washington Trust Bancorp, Inc.	600	10,224
Wells Fargo & Company	17,950	459,520
Westamerica Bancorp.	270	14,180
Western Alliance Bancorp (I)	1,200	8,604
Wilmington Trust Corp.	1,350	14,972
Wintrust Financial Corp.	130	4,334

		2,096,330
Consumer Finance - 1.28%
American Express Company	13,330	529,201
Capital One Financial Corp.	2,450	98,735
Discover Financial Services	1,400	19,572
SLM Corp. (I)	7,150	74,289

		721,797
Diversified Financial Services - 2.33%
Bank of America Corp.	20,160	289,699
BM&F BOVESPA SA	4,800	30,848
CBOE Holdings, Inc. (I)	200	6,510
CME Group, Inc.	30	8,447
Deutsche Boerse AG	363	22,055
ING Groep NV (I)	1,757	13,045
Interactive Brokers Group, Inc., Class A (I)	300	4,980
IntercontinentalExchange, Inc. (I)	1,280	144,678
JPMorgan Chase & Company	16,920	619,441
MSCI, Inc. (I)	854	$23,400
NYSE Euronext	5,270	145,610

		1,308,713
Insurance - 2.01%
Alterra Capital Holdings, Ltd.	800	15,024
Aon Corp.	540	20,045
Arthur J. Gallagher & Company	100	2,438
Assured Guaranty, Ltd.	700	9,289
AXA SA	4,769	72,326
Axis Capital Holdings, Ltd.	200	5,944
Chubb Corp.	1,130	56,511
Fidelity National Financial, Inc., Class A	700	9,093
First American Financial Corp.	400	5,072
Lincoln National Corp.	4,130	100,318
Markel Corp. (I)	36	12,240
Marsh & McLennan Companies, Inc.	7,200	162,360
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	466	58,340
National Interstate Corp.	200	3,964
Principal Financial Group, Inc.	200	4,688
ProAssurance Corp. (I)	330	18,731
Prudential Financial, Inc.	850	45,611
Prudential PLC	3,989	29,898
QBE Insurance Group, Ltd.	3,055	46,492
SeaBright Holdings, Inc.	800	7,584
Sony Financial Holdings, Inc.	20	66,876
Sun Life Financial, Inc.	4,450	117,080
Sun Life Financial, Inc.	1,500	39,397
Suncorp-Metway, Ltd.	2,675	17,954
Swiss Life Holding (I)	604	57,810
The Allstate Corp.	500	14,365
The Progressive Corp.	3,950	73,944
The Travelers Companies, Inc.	800	39,400
W.R. Berkley Corp.	600	15,876

		1,128,670
Real Estate Investment Trusts - 0.40%
CBL & Associates Properties, Inc.	900	11,196
Cedar Shopping Centers, Inc.	1,100	6,622
DiamondRock Hospitality Company (I)	100	822
Federal Realty Investment Trust	150	10,541
First Potomac Realty Trust	200	2,874
Hatteras Financial Corp.	600	16,692
Kilroy Realty Corp.	400	11,892
Kimco Realty Corp.	1,400	18,816
LaSalle Hotel Properties	200	4,114
Mirvac Group, Ltd.	38,423	42,064
Pebblebrook Hotel Trust (I)	500	9,425
Potlatch Corp.	400	14,292
Saul Centers, Inc.	200	8,126
SL Green Realty Corp.	70	3,853
Strategic Hotels & Resorts, Inc. (I)	700	3,073
Unibail-Rodamco SE	395	64,109

		228,511
Real Estate Management & Development - 0.20%
Goldcrest Company, Ltd.	580	10,074
Hang Lung Properties, Ltd.	8,000	30,836
Mitsui Fudosan Company, Ltd.	2,000	27,961
Soho China, Ltd.	44,000	25,463
The St. Joe Company (I)(L)	700	16,212

		110,546

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.02%
MGIC Investment Corp. (I)	1,500	$10,335

		6,808,281
Health Care - 5.76%
Biotechnology - 0.82%
Alexion Pharmaceuticals, Inc. (I)	270	13,821
Amgen, Inc. (I)	1,470	77,322
Biogen Idec, Inc. (I)	80	3,796
BioMarin Pharmaceutical, Inc. (I)	600	11,376
Celgene Corp. (I)	3,200	162,624
Cephalon, Inc. (I)	280	15,890
CSL, Ltd.	1,590	43,364
Exelixis, Inc. (I)	900	3,123
Gilead Sciences, Inc. (I)	910	31,195
Human Genome Sciences, Inc. (I)	800	18,128
Incyte Corp. (I)	1,400	15,498
Lexicon Pharmaceuticals, Inc. (I)	4,500	5,760
Momenta Pharmaceuticals, Inc. (I)	1,000	12,260
Regeneron Pharmaceuticals, Inc. (I)	600	13,392
Theravance, Inc. (I)	300	3,771
Vertex Pharmaceuticals, Inc. (I)	890	29,281

		460,601
Health Care Equipment & Supplies - 0.79%
Analogic Corp.	200	9,102
AngioDynamics, Inc. (I)	600	8,850
Beckman Coulter, Inc.	90	5,426
Becton, Dickinson & Company	50	3,381
C.R. Bard, Inc.	230	17,832
CareFusion Corp. (I)	1,200	27,240
Conceptus, Inc. (I)	200	3,116
DENTSPLY International, Inc.	400	11,964
Dynavox, Inc., Class A (I)	200	3,202
Edwards Lifesciences Corp. (I)	400	22,408
Elekta AB, Series B	2,256	56,938
HeartWare International, Inc. (I)	120	8,408
IDEXX Laboratories, Inc. (I)	280	17,052
Intuitive Surgical, Inc. (I)	160	50,499
Medtronic, Inc.	160	5,803
St. Jude Medical, Inc. (I)	1,410	50,887
Stryker Corp.	2,080	104,125
Terumo Corp.	500	23,928
Zimmer Holdings, Inc. (I)	240	12,972

		443,133
Health Care Providers & Services - 1.55%
AMERIGROUP Corp. (I)	500	16,240
Capital Senior Living Corp. (I)	800	3,976
Cardinal Health, Inc.	520	17,477
Catalyst Health Solutions, Inc. (I)	230	7,935
Centene Corp. (I)	300	6,450
Community Health Systems, Inc. (I)	200	6,762
Express Scripts, Inc. (I)	6,300	296,226
Health Management Associates,
Inc., Class A (I)	500	3,885
Healthsouth Corp. (I)	1,300	24,323
Healthways, Inc. (I)	200	2,384
Henry Schein, Inc. (I)	985	54,077
Humana, Inc. (I)	100	4,567
Landauer, Inc.	230	14,002
McKesson Corp.	2,270	152,453
Medco Health Solutions, Inc. (I)	3,760	207,101
National Healthcare Corp.	100	3,446
Owens & Minor, Inc.	505	14,332
PSS World Medical, Inc. (I)	200	4,230

Select Medical Holdings Corp. (I)	1,500	$10,170
Triple-S Management Corp., Class B (I)	600	11,130
Universal American Financial Corp. (I)	700	10,080
WellPoint, Inc. (I)	50	2,447

		873,693
Health Care Technology - 0.09%
Cerner Corp. (I)(L)	370	28,079
Computer Programs & Systems, Inc.	300	12,276
HealthStream, Inc. (I)	800	3,680
MedAssets, Inc. (I)	300	6,924

		50,959
Life Sciences Tools & Services - 0.18%
Bruker Corp. (I)	300	3,648
Covance, Inc. (I)	190	9,751
Illumina, Inc. (I)	520	22,636
Life Technologies Corp. (I)	300	14,175
Millipore Corp. (I)	70	7,466
QIAGEN NV (I)	900	17,298
Thermo Fisher Scientific, Inc. (I)	200	9,810
Waters Corp. (I)	230	14,881

		99,665
Pharmaceuticals - 2.33%
Alexza Pharmaceuticals, Inc. (I)	1,400	3,808
Allergan, Inc.	2,500	145,650
Astellas Pharma, Inc.	700	23,410
AVANIR Pharmaceuticals, Class A (I)	2,100	5,396
Bristol-Myers Squibb Company	4,790	119,463
Cardiome Pharma, Corp. (I)	700	5,705
Chugai Pharmaceutical Company, Ltd.	900	15,893
Elan Corp. PLC (I)	1,100	4,950
Eli Lilly & Company	3,420	114,570
GlaxoSmithKline PLC	4,420	150,324
Johnson & Johnson	2,030	119,892
Merck & Company, Inc.	4,350	152,120
Perrigo Company	280	16,540
Pfizer, Inc.	7,611	108,533
Roche Holdings AG	1,053	144,602
Rohto Pharmaceutical Company, Ltd.	2,000	24,394
Sanofi-Aventis SA	1,689	101,852
Shire PLC, ADR	600	36,828
The Medicines Company (I)	900	6,849
Valeant Pharmaceuticals International (I)(L)	200	10,458

		1,311,237

		3,239,288
Industrials - 8.78%
Aerospace & Defense - 1.45%
Alliant Techsystems, Inc. (I)	70	4,344
Finmeccanica SpA	3,229	33,508
Goodrich Corp.	120	7,950
Hexcel Corp. (I)	500	7,755
Honeywell International, Inc.	3,800	148,314
ITT Corp.	1,600	71,872
Lockheed Martin Corp.	1,080	80,460
Precision Castparts Corp.	1,450	149,234
Qinetiq PLC	12,210	21,221
Raytheon Company	250	12,098
Rockwell Collins, Inc.	300	15,938
Rolls-Royce Group PLC (I)	4,414	36,758
Taser International, Inc. (I)	1,100	4,290
The Boeing Company	1,970	123,617

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp.	1,500	$97,365

		814,724
Air Freight & Logistics - 0.52%
Expeditors International of Washington, Inc.	2,400	82,824
FedEx Corp.	550	38,561
HUB Group, Inc., Class A (I)	700	21,007
United Parcel Service, Inc., Class B	2,430	138,243
UTI Worldwide, Inc.	1,000	12,380

		293,015
Airlines - 0.11%
Allegiant Travel Company (I)	340	14,515
Delta Air Lines, Inc. (I)	800	9,400
Skywest, Inc.	800	9,776
Southwest Airlines Company	2,600	28,886

		62,577
Building Products - 0.22%
A.O. Smith Corp.	130	6,265
Builders FirstSource, Inc. (I)	500	1,200
Masco Corp.	6,700	72,092
Quanex Building Products Corp.	100	1,729
Universal Forest Products, Inc.	400	12,124
USG Corp. (I)(L)	2,550	30,804

		124,214
Commercial Services & Supplies - 0.31%
American Reprographics Company (I)	100	873
Avery Dennison Corp.	2,600	83,538
Cintas Corp.	700	16,779
Clean Harbors, Inc. (I)	140	9,296
EnerNOC, Inc. (I)	390	12,262
McGrath Rentcorp	500	11,390
Mobile Mini, Inc. (I)	300	4,884
Stericycle, Inc. (I)	190	12,460
Waste Connections, Inc. (I)	680	23,725

		175,207
Construction & Engineering - 0.29%
Bouygues SA	1,457	55,808
Carillion PLC	6,310	28,750
China Railway Construction Corp.	32,500	40,652
Foster Wheeler AG (I)	300	6,318
Insituform Technologies, Inc., Class A (I)	100	2,048
Pike Electric Corp. (I)	900	8,478
Quanta Services, Inc. (I)	800	16,520
Sterling Construction Company, Inc. (I)	500	6,470

		165,044
Electrical Equipment - 0.97%
A123 Systems, Inc. (I)	500	4,715
ABB, Ltd. (I)	1,379	23,963
Acuity Brands, Inc.	300	10,914
AMETEK, Inc.	560	22,484
Belden, Inc.	100	2,200
Cooper Industries PLC	1,980	87,120
Emerson Electric Company	3,800	166,022
Franklin Electric Company, Inc.	300	8,646
Legrand SA, ADR	523	15,408
Mitsubishi Electric Corp.	9,000	70,100
Prysmian SpA	2,079	29,866
Rockwell Automation, Inc.	1,350	66,272
Roper Industries, Inc.	690	38,612

		546,322
Industrial Conglomerates - 1.82%
3M Company	5,250	$414,698
DCC PLC	2,267	51,212
General Electric Company	21,600	311,472
Hutchison Whampoa, Ltd.	5,000	30,806
Koninklijke Philips Electronics NV	2,355	70,196
McDermott International, Inc. (I)	2,800	60,648
SembCorp Industries, Ltd. (I)	22,000	63,576
Textron, Inc. (L)	1,100	18,667

		1,021,275
Machinery - 1.86%
Actuant Corp., Class A	800	15,064
Astec Industries, Inc. (I)	300	8,319
Cargotec Corp. OYJ	703	18,125
Cascade Corp.	300	10,683
Charter International PLC	3,062	28,614
CIRCOR International, Inc.	300	7,674
Colfax Corp. (I)	200	2,082
Danaher Corp.	11,200	415,744
Deere & Company	2,500	139,200
Eaton Corp.	730	47,771
Energy Recovery, Inc. (I)	100	400
Fanuc, Ltd.	200	22,438
Gardner Denver, Inc.	320	14,269
Harsco Corp.	700	16,450
IDEX Corp.	500	14,285
Illinois Tool Works, Inc.	4,060	167,597
Lydall, Inc. (I)	600	4,584
Makita Corp.	700	18,674
Middleby Corp. (I)	270	14,361
Nordson Corp.	50	2,804
Pall Corp.	450	15,467
RBC Bearings, Inc. (I)	400	11,596
Robbins & Myers, Inc.	400	8,696
Toshiba Machine Company, Ltd.	3,000	12,123
WABCO Holdings, Inc. (I)	800	25,184

		1,042,204
Marine - 0.03%
Kirby Corp. (I)	100	3,825
Nippon Yusen Kabushiki Kaisha	4,000	14,526

		18,351
Professional Services - 0.25%
CoStar Group, Inc. (I)	100	3,880
Equifax, Inc.	350	9,821
FTI Consulting, Inc. (I)	200	8,718
IHS, Inc., Class A (I)	480	28,042
Kforce, Inc. (I)	500	6,375
Korn/Ferry International (I)	900	12,510
Manpower, Inc.	540	23,317
Navigant Consulting Company (I)	1,000	10,380
Robert Half International, Inc.	600	14,130
The Advisory Board Company (I)	200	8,592
Verisk Analytics, Inc., Class A (I)	400	11,960

		137,725
Road & Rail - 0.38%
Central Japan Railway Company, Ltd.	7	57,648
Genesee & Wyoming, Inc., Class A (I)	500	18,655
Hertz Global Holdings, Inc. (I)	2,200	20,812
Landstar System, Inc.	420	16,376
RailAmerica, Inc. (I)	100	992
Union Pacific Corp.	1,200	83,412
Universal Truckload Services, Inc. (I)	500	6,965

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Vitran Corp., Inc. (I)	400	$5,292

		210,152
Trading Companies & Distributors - 0.57%
Aceto Corp.	700	4,011
Beacon Roofing Supply, Inc. (I)	900	16,218
Fastenal Company (L)	2,830	142,038
Interline Brands, Inc. (I)	200	3,458
Mitsubishi Corp.	3,000	62,513
Mitsui & Company, Ltd.	5,900	69,363
MSC Industrial Direct Company, Inc., Class A	470	23,810

		321,411

		4,932,221
Information Technology - 10.92%
Communications Equipment - 1.06%
Acme Packet, Inc. (I)	400	10,752
ADTRAN, Inc.	100	2,727
Alcatel-Lucent (I)	9,584	24,444
Aruba Networks, Inc.	300	4,272
Blue Coat Systems, Inc. (I)	300	6,129
Cisco Systems, Inc. (I)	7,700	164,087
Harris Corp.	100	4,165
Ixia (I)	1,300	11,167
JDS Uniphase Corp. (I)	1,600	15,744
Juniper Networks, Inc. (I)	7,500	171,150
Motorola, Inc. (I)	2,000	13,040
QUALCOMM, Inc.	4,900	160,916
Riverbed Technology, Inc. (I)	200	5,524

		594,117
Computers & Peripherals - 2.04%
Apple, Inc. (I)	3,710	933,176
Dell, Inc. (I)	4,850	58,491
EMC Corp. (I)	3,200	58,560
Hewlett-Packard Company	1,700	73,576
Intevac, Inc. (I)	300	3,201
Synaptics, Inc. (I)	400	11,000
Xyratex, Ltd. (I)	400	5,660

		1,143,664
Electronic Equipment, Instruments & Components - 0.59%
AVX Corp.	1,200	15,384
Cognex Corp.	200	3,516
Corning, Inc.	1,500	24,225
Dolby Laboratories, Inc., Class A (I)	280	17,553
DTS, Inc. (I)	200	6,574
FLIR Systems, Inc. (I)	700	20,363
GTSI Corp. (I)	1,000	5,460
Hamamatsu Photonics KK	1,400	38,942
Hosiden Corp.	1,600	16,783
LG Display Company, Ltd.	1,060	35,198
Molex, Inc., Class A	1,400	21,630
National Instruments Corp.	200	6,356
Nippon Electric Glass Company, Ltd.	5,000	56,901
Orbotech, Ltd. (I)	800	8,656
Trimble Navigation, Ltd. (I)	700	19,600
Tyco Electronics, Ltd.	700	17,766
Venture Corp., Ltd.	3,000	19,032

		333,939
Internet Software & Services - 2.09%
Akamai Technologies, Inc. (I)	2,300	93,311
Baidu, Inc., SADR (I)	1,900	129,352
Constant Contact, Inc. (I)	100	2,133
eBay, Inc. (I)	6,010	117,856
Google, Inc., Class A (I)	1,400	$622,930
Kakaku.com, Inc.	7	28,936
MercadoLibre, Inc. (I)	150	7,883
OpenTable, Inc. (I)(L)	300	12,441
Rackspace Hosting, Inc. (I)	400	7,336
RealNetworks, Inc. (I)	1,700	5,610
Telecity Group PLC (I)	600	3,574
Tencent Holdings, Ltd.	8,200	135,221
VeriSign, Inc. (I)	400	10,620

		1,177,203
IT Services - 1.79%
Accenture PLC, Class A	1,900	73,435
Automatic Data Processing, Inc.	880	35,429
Cielo SA	3,700	31,158
Computer Sciences Corp. (I)	2,370	107,243
CoreLogic, Inc.	200	3,532
Fiserv, Inc. (I)	1,570	71,686
Gartner, Inc., Class A (I)	200	4,650
Genpact, Ltd. (I)	300	4,659
Global Payments, Inc.	900	32,886
International Business Machines Corp.	1,100	135,828
Logica PLC (I)	10,904	17,492
MasterCard, Inc., Class A	900	179,577
NS Solutions Corp.	700	13,720
Paychex, Inc.	500	12,985
SAIC, Inc. (I)	200	3,348
Sapient Corp.	1,100	11,154
SPS Commerce, Inc. (I)	200	2,324
StarTek, Inc. (I)	700	2,730
The Western Union Company	3,600	53,676
TNS, Inc. (I)	300	5,232
Visa, Inc., Class A (L)	2,900	205,175

		1,007,919
Office Electronics - 0.16%
Canon, Inc.	1,400	52,196
Konica Minolta Holdings, Inc.	4,000	38,493

		90,689
Semiconductors & Semiconductor Equipment - 2.03%
Altera Corp.	3,680	91,301
Analog Devices, Inc.	4,060	113,112
Applied Materials, Inc.	4,050	48,681
ASML Holding NV	1,367	37,540
ASML Holding NV -New York
Registered Shares	100	2,747
Broadcom Corp., Class A	3,610	119,022
Cavium Networks, Inc. (I)	300	7,857
Cree, Inc. (I)	140	8,404
Entegris, Inc. (I)	1,900	7,543
FEI Company (I)	100	1,971
First Solar, Inc. (I)(L)	90	10,245
FormFactor, Inc. (I)	300	3,240
GT Solar International, Inc. (I)	1,600	8,960
Intel Corp.	6,100	118,645
Intersil Corp., Class A	1,100	13,321
Marvell Technology Group, Ltd. (I)	10,300	162,328
MEMC Electronic Materials, Inc. (I)	600	5,928
Microchip Technology, Inc.	400	11,096
Microsemi Corp. (I)	600	8,778
National Semiconductor Corp.	1,000	13,460
Novellus Systems, Inc. (I)	800	20,288
NVIDIA Corp. (I)	1,400	14,294
PMC-Sierra, Inc. (I)	1,200	9,024
Samsung Electronics Company, Ltd.	51	32,022

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc. (I)	320	$12,979
Sumco Corp. (I)	2,400	39,964
Taiwan Semiconductor Manufacturing
Company, Ltd. SADR	5,400	52,704
Varian Semiconductor Equipment
Associates, Inc. (I)	400	11,464
Xilinx, Inc.	5,900	149,034
Zarlink Semiconductor, Inc. (I)	1,800	2,992

		1,138,944
Software - 1.16%
Adobe Systems, Inc. (I)	30	793
Ariba, Inc. (I)	400	6,372
Autodesk, Inc. (I)	900	21,924
Autonomy Corp. PLC	1,086	29,309
Blackboard, Inc. (I)	100	3,733
CA, Inc.	300	5,520
Cadence Design Systems, Inc. (I)	1,500	8,685
Callidus Software, Inc. (I)	1,300	4,303
Concur Technologies, Inc. (I)	200	8,536
Electronic Arts, Inc. (I)	4,030	58,032
EPIQ Systems, Inc. (I)	800	10,344
FactSet Research Systems, Inc.	510	34,165
Fortinet, Inc. (I)	500	8,220
Gameloft Sa (I)	1,328	5,946
Informatica Corp. (I)	100	2,388
Intuit, Inc. (I)	900	31,293
McAfee, Inc. (I)	1,400	43,008
MICROS Systems, Inc. (I)	400	12,748
Microsoft Corp.	9,610	221,126
Nintendo Company, Ltd.	100	29,130
Nuance Communications, Inc. (I)	750	11,213
Phoenix Technology, Ltd. (I)	1,600	4,624
Progress Software Corp. (I)	500	15,015
Red Hat, Inc. (I)	600	17,364
Rovi Corp. (I)	500	18,955
Salesforce.com, Inc. (I)	100	8,582
Solera Holdings, Inc.	600	21,720
Sourcefire, Inc. (I)	200	3,800
Taleo Corp. (I)	300	7,287

		654,135

		6,140,610
Materials - 3.52%
Chemicals - 1.81%
Air Water, Inc.	2,000	21,872
Asahi Kasei Corp.	7,000	36,636
BASF SE	1,194	65,141
E.I. Du Pont de Nemours & Company	3,440	118,990
Ecolab, Inc.	150	6,737
Hawkins, Inc.	400	9,632
Hitachi Chemical, Ltd.	1,200	22,278
International Flavors & Fragrances, Inc.	2,550	108,171
Intrepid Potash, Inc. (I)	250	4,893
Koppers Holdings, Inc.	200	4,496
Monsanto Company	2,740	126,643
Nalco Holding Company	800	16,368
Penford Corp. (I)	300	1,944
Praxair, Inc.	2,900	220,371
Rockwood Holdings, Inc. (I)	300	6,807
Senomyx, Inc. (I)	1,100	4,169
Sigma-Aldrich Corp.	140	6,976
Syngenta AG	117	27,018
The Sherwin-Williams Company	1,200	83,028
Tosoh Corp.	4,000	10,326
Umicore	1,973	$57,090
Wacker Chemie AG	397	57,456

		1,017,042
Construction Materials - 0.23%
Cemex SA de CV (I)	28,184	27,327
Vulcan Materials Company	2,300	100,809

		128,136
Containers & Packaging - 0.03%
Temple-Inland, Inc.	900	18,603
Metals & Mining - 0.90%
Agnico Eagle Mines, Ltd.	520	31,606
Alcoa, Inc.	3,930	39,536
BHP Billiton PLC	550	14,232
BHP Billiton, Ltd.	3,073	95,570
Carpenter Technology Corp.	500	16,415
Franco-Nevada Corp.	800	24,348
Kobe Steel Company, Ltd.	15,000	28,643
Nucor Corp.	3,190	122,113
Rio Tinto, Ltd.	1,560	86,399
Royal Gold, Inc.	230	11,040
SSAB AB, Series A	2,045	27,409
Stillwater Mining Company (I)	450	5,229
Synalloy Corp.	400	3,344

		505,884
Paper & Forest Products - 0.55%
Clearwater Paper Corp. (I)	190	10,404
International Paper Company	7,000	158,410
MeadWestvaco Corp.	3,200	71,040
Weyerhaeuser Company	2,010	70,752

		310,606

		1,980,271
Telecommunication Services - 2.35%
Diversified Telecommunication Services - 1.22%
AT&T, Inc.	10,020	242,384
France Telecom SA	2,561	44,192
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	72,000	15,698
Qwest Communications International, Inc.	19,050	100,013
Singapore Telecommunications, Ltd.	17,000	36,721
Telefonica SA	5,424	100,162
Telstra Corp., Ltd.	9,825	26,734
Verizon Communications, Inc.	4,200	117,684

		683,588
Wireless Telecommunication Services - 1.13%
America Movil SAB de CV, Series L, ADR	1,470	69,825
American Tower Corp., Class A (I)	5,490	244,305
Crown Castle International Corp. (I)	290	10,805
KDDI Corp.	9	42,751
Leap Wireless International, Inc. (I)	300	3,894
NII Holdings, Inc. (I)	500	16,260
SBA Communications Corp., Class A (I)	340	11,563
Sprint Nextel Corp. (I)	7,600	32,224
Telephone & Data Systems, Inc.	100	3,039
Telephone & Data Systems, Inc. -
Special Shares	600	15,924
Vodafone Group PLC	26,359	54,622
Vodafone Group PLC, SADR (L)	6,450	133,322

		638,534

		1,322,122

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities - 2.73%
Electric Utilities - 1.65%
Allegheny Energy, Inc.	1,150	$23,782
American Electric Power Company, Inc.	100	3,230
Cleco Corp.	100	2,641
Duke Energy Corp.	8,300	132,800
E.ON AG	2,947	79,333
EDP - Energias do Brasil SA	900	17,850
El Paso Electric Company (I)	900	17,415
Entergy Corp.	1,950	139,659
Exelon Corp.	3,450	130,997
FirstEnergy Corp.	1,230	43,333
Pinnacle West Capital Corp.	1,980	71,993
PPL Corp.	3,310	82,585
Progress Energy, Inc.	2,510	98,442
Scottish & Southern Energy PLC	4,361	72,295
Unisource Energy Corp.	400	12,072

		928,427
Gas Utilities - 0.06%
Hong Kong & China Gas Company, Ltd.	11,200	27,769
Southwest Gas Corp.	200	5,900

		33,669
Independent Power Producers & Energy Traders - 0.39%
Calpine Corp. (I)	2,600	33,072
Constellation Energy Group, Inc.	2,270	73,208
EDF Energies Nouvelles, SA	396	13,406
Iberdrola Renovables SA	10,312	32,215
Mirant Corp. (I)	1,300	13,728
NRG Energy, Inc. (I)	2,380	50,480
RRI Energy, Inc. (I)	1,200	4,548

		220,657
Multi-Utilities - 0.63%
Black Hills Corp.	300	8,541
CenterPoint Energy, Inc.	2,670	35,137
GDF Suez	1,218	34,460
NiSource, Inc.	1,000	14,500
NorthWestern Corp.	400	10,480
PG&E Corp.	2,900	119,190
TECO Energy, Inc. (L)	2,020	30,441
Vectren Corp.	100	2,366
Xcel Energy, Inc.	4,630	95,424

		350,539

		1,533,292

TOTAL COMMON STOCKS (Cost $38,676,092)		$36,857,132

PREFERRED STOCKS - 0.18%
Consumer Discretionary - 0.08%
Automobiles - 0.08%
Volkswagen AG (N)	514	45,000
Health Care - 0.10%
Health Care Equipment & Supplies - 0.10%
Fresenius SE (N)	886	58,585

TOTAL PREFERRED STOCKS (Cost $99,578)		$103,585

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.12%
U.S. Treasury Bonds - 1.01%
3.500%, 02/15/2039	25,000	23,223
4.500%, 02/15/2036 to 08/15/2039	308,000	339,604
5.375%, 02/15/2031	90,000	110,728
6.000%, 02/15/2026	35,000	45,101
6.500%, 11/15/2026	$35,000	$47,551

		566,207
U.S. Treasury Notes - 9.91%
0.875%, 05/31/2011	540,000	542,574
1.375%, 04/15/2012 to 11/15/2012	565,000	573,163
1.500%, 12/31/2013	680,000	685,738
1.750%, 11/15/2011	860,000	875,218
1.875%, 04/30/2014	1,360,000	1,384,544
2.500%, 03/31/2015	1,090,000	1,129,513
2.625%, 12/31/2014	185,000	192,689
3.125%, 05/15/2019	130,000	132,712
4.750%, 05/15/2014	50,000	56,406

		5,572,557
Federal Home Loan Bank - 0.32%
1.625%, 03/20/2013	175,000	177,545
Federal Home Loan Mortgage Corp. - 1.19%
1.625%, 04/15/2013	100,000	101,512
2.125%, 03/23/2012	150,000	153,706
4.500%, 12/01/2039 to 05/01/2040	290,874	301,743
5.000%, 04/01/2040 to 05/01/2040	106,589	112,915

		669,876
Federal National Mortgage Association - 12.30%
1.250%, 06/22/2012	200,000	201,905
1.500%, 06/26/2013	100,000	101,094
1.750%, 02/22/2013 to 05/07/2013	215,000	219,040
3.000%, 09/16/2014	325,000	341,055
4.000%, 03/01/2025	146,845	152,880
4.125%, 04/15/2014	100,000	109,199
4.500%, 05/01/2024 to 03/01/2040	1,401,746	1,462,360
5.000%, 01/01/2023 to 05/01/2040	1,687,227	1,790,574
5.375%, 07/15/2016	40,000	46,356
5.500%, 07/01/2022 to 04/01/2039	1,473,295	1,583,632
6.000%, 04/01/2035 to 11/01/2038	708,292	769,441
6.500%, 10/01/2036	125,318	137,629

		6,915,165
Government National Mortgage Association - 0.39%
4.500%, 05/20/2039 to 01/20/2040	163,467	170,279
5.000%, 05/15/2039 to 09/15/2039	44,566	47,600

		217,879

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $13,815,817)		$14,119,229

FOREIGN GOVERNMENT
OBLIGATIONS - 0.36%
Canada - 0.15%
Export Development Canada
3.500%, 05/16/2013	10,000	10,608
Province of British Columbia
2.850%, 06/15/2015	25,000	25,821
Province of Manitoba
2.125%, 04/22/2013	25,000	25,560
Province of Ontario
2.625%, 01/20/2012	20,000	20,473

		82,462
Italy - 0.04%
Republic Of Italy
3.125%, 01/26/2015	25,000	24,193

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Supranational - 0.17%
European Investment Bank
3.000%, 04/08/2014	$40,000	$41,531
3.125%, 06/04/2014	25,000	26,055
Inter-American Development Bank, EMTN
3.875%, 09/17/2019	25,000	26,279

		93,865

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $196,438)		$200,520

CORPORATE BONDS - 6.70%
Basic Materials - 0.39%
Air Products & Chemicals, Inc.
4.375%, 08/21/2019	25,000	26,098
Airgas, Inc.
4.500%, 09/15/2014	20,000	20,796
Lubrizol Corp.
8.875%, 02/01/2019	20,000	25,029
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	27,282
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	25,000	26,596
Praxair, Inc.
4.500%, 08/15/2019	25,000	26,534
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	10,000	12,129
The Dow Chemical Company
8.550%, 05/15/2019	25,000	30,603
Vale Overseas, Ltd.
6.875%, 11/10/2039	25,000	26,116

		221,183
Communications - 1.17%
America Movil SAB de CV
6.375%, 03/01/2035	35,000	37,456
AT&T, Inc.
6.450%, 06/15/2034	25,000	27,211
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	15,000	20,046
Comcast Corp.
5.700%, 05/15/2018	40,000	43,970
COX Communications, Inc.
9.375%, 01/15/2019 (S)	15,000	19,878
DirecTV Holdings LLC
6.350%, 03/15/2040	25,000	26,771
Discovery Communications LLC
5.625%, 08/15/2019	25,000	27,062
Grupo Televisa SA
6.625%, 01/15/2040	25,000	26,048
NBC Universal, Inc.
3.650%, 04/30/2015 (S)	25,000	25,565
News America, Inc.
6.150%, 03/01/2037	10,000	10,428
Omnicom Group, Inc.
6.250%, 07/15/2019	15,000	17,072
SBA Tower Trust
4.254%, 04/15/2015 (S)	100,000	104,858
SBC Communications, Inc.
5.100%, 09/15/2014	45,000	49,920
TCM Sub LLC
3.550%, 01/15/2015 (S)	25,000	25,561
Telecom Italia Capital SA
6.175%, 06/18/2014	15,000	15,682
Telefonica Emisiones SAU
5.877%, 07/15/2019	$15,000	$15,999
Thomson Reuters Corp.
6.500%, 07/15/2018	25,000	29,531
Time Warner Cable, Inc.
8.250%, 04/01/2019	30,000	36,894
Time Warner, Inc.
5.500%, 11/15/2011	10,000	10,540
Verizon Communications, Inc.
5.500%, 02/15/2018	25,000	27,433
8.750%, 11/01/2018	15,000	19,500
Verizon Wireless Capital LLC
8.500%, 11/15/2018	10,000	13,001
Vodafone Group PLC
5.625%, 02/27/2017	25,000	27,419

		657,845
Consumer, Cyclical - 0.10%
Target Corp.
5.875%, 03/01/2012	10,000	10,785
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	20,000	21,064
Yum! Brands Inc
5.300%, 09/15/2019	25,000	26,880

		58,729
Consumer, Non-cyclical - 0.55%
Altria Group, Inc.
8.500%, 11/10/2013	25,000	29,183
9.250%, 08/06/2019	10,000	12,481
AmerisourceBergen Corp.
4.875%, 11/15/2019	25,000	25,902
Amgen, Inc.
5.750%, 03/15/2040	25,000	27,348
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	10,000	11,532
Baxter International Inc
4.500%, 08/15/2019	25,000	26,733
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	10,000	11,942
Express Scripts, Inc.
6.250%, 06/15/2014	10,000	11,322
Kraft Foods, Inc.
5.375%, 02/10/2020	25,000	26,789
Medtronic, Inc.
5.550%, 03/15/2040	25,000	27,906
Novartis Capital Corp.
4.400%, 04/24/2020	25,000	26,953
Philip Morris International, Inc.
4.500%, 03/26/2020	25,000	25,391
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	25,000	29,122
Safeway, Inc.
5.000%, 08/15/2019	15,000	16,099

		308,703
Energy - 0.82%
Boardwalk Pipelines LP
5.750%, 09/15/2019	25,000	26,179
Buckeye Partners LP
5.500%, 08/15/2019	25,000	25,904
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	25,000	27,330
ConocoPhillips Company
5.900%, 10/15/2032	20,000	22,142

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Devon Financing Corp.
7.875%, 09/30/2031	$25,000	$31,753
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039	25,000	22,513
Enbridge Energy Partners LP
5.200%, 03/15/2020	25,000	25,760
Hess Corp.
8.125%, 02/15/2019	15,000	18,698
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	16,846
Marathon Oil Corp.
6.500%, 02/15/2014	15,000	16,890
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	10,000	11,429
Nabors Industries, Inc.
9.250%, 01/15/2019	25,000	30,735
Occidental Petroleum Corp.
4.125%, 06/01/2016	10,000	10,762
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	25,000	25,875
Plains All American Pipeline LP
5.750%, 01/15/2020	25,000	25,833
Shell International Finance BV
4.300%, 09/22/2019	25,000	25,800
Spectra Energy Capital LLC
5.650%, 03/01/2020	20,000	21,015
Valero Energy Corp.
9.375%, 03/15/2019	15,000	18,169
Weatherford International, Ltd.
9.625%, 03/01/2019	25,000	30,105
Williams Partners LP
5.250%, 03/15/2020 (S)	25,000	25,564

		459,302
Financial - 2.65%
ACE INA Holdings, Inc.
5.900%, 06/15/2019	15,000	16,453
Aflac, Inc.
8.500%, 05/15/2019	10,000	12,032
AMB Property LP
6.625%, 12/01/2019	25,000	26,940
American Express Company
8.125%, 05/20/2019	35,000	43,456
Ameriprise Financial, Inc.
7.300%, 06/28/2019	15,000	17,721
Bank of America Corp.
6.500%, 08/01/2016	65,000	70,344
7.375%, 05/15/2014	10,000	11,208
Bank of New York Mellon Corp.
5.450%, 05/15/2019	10,000	11,164
BB&T Corp.
3.950%, 04/29/2016	25,000	25,653
5.700%, 04/30/2014	10,000	10,982
Blackrock, Inc.
5.000%, 12/10/2019	25,000	26,572
Capital One Financial Corp.
7.375%, 05/23/2014	35,000	40,021
Citigroup, Inc.
5.500%, 10/15/2014	75,000	77,109
8.500%, 05/22/2019	25,000	29,803
CME Group Index Services LLC
4.400%, 03/15/2018 (S)	25,000	25,475
Commonwealth Bank of Australia
5.000%, 10/15/2019 (S)	25,000	25,951
Credit Suisse AG
5.400%, 01/14/2020	$25,000	$24,857
Credit Suisse USA, Inc.
5.125%, 01/15/2014	25,000	26,901
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	49,000	53,780
Deutsche Bank AG
3.875%, 08/18/2014	25,000	25,825
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	25,000	25,263
General Electric Capital Corp.
5.500%, 01/08/2020	25,000	26,419
5.625%, 05/01/2018	90,000	95,644
John Deere Capital Corp.
5.500%, 04/13/2017	25,000	28,205
7.000%, 03/15/2012	10,000	10,981
JPMorgan Chase & Company
3.700%, 01/20/2015	70,000	71,599
4.750%, 05/01/2013	15,000	16,002
6.300%, 04/23/2019	15,000	16,942
Kreditanstalt fuer Wiederaufbau
4.000%, 10/15/2013 to 01/27/2020	40,000	42,086
4.875%, 06/17/2019	10,000	11,134
Landwirtschaftliche Rentenbank
4.875%, 11/16/2015	20,000	22,374
Lincoln National Corp.
8.750%, 07/01/2019	10,000	12,256
Mack-Cali Realty LP
7.750%, 08/15/2019	15,000	17,627
Merrill Lynch & Company, Inc.
6.500%, 07/15/2018	40,000	41,776
MetLife, Inc.
6.750%, 06/01/2016	10,000	11,313
Morgan Stanley
4.750%, 04/01/2014	75,000	75,129
National Rural Utilities Cooperative
Finance Corp.
3.875%, 09/16/2015	20,000	21,037
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	25,000	26,530
PNC Funding Corp.
6.700%, 06/10/2019	10,000	11,460
Pricoa Global Funding I
5.625%, 05/24/2011 (S)	10,000	10,364
Principal Financial Group, Inc.
8.875%, 05/15/2019	10,000	12,262
Regions Financial Corp.
5.750%, 06/15/2015	10,000	9,937
Simon Property Group LP
6.750%, 05/15/2014	10,000	11,239
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	60,000	64,480
6.150%, 04/01/2018	35,000	36,663
7.500%, 02/15/2019	10,000	11,178
The Travelers Companies, Inc.
5.900%, 06/02/2019	10,000	11,103
US Bancorp
4.200%, 05/15/2014	10,000	10,697
Wachovia Corp., Series G
5.750%, 02/01/2018	55,000	60,255
WEA Finance LLC
7.500%, 06/02/2014 (S)	10,000	11,333
Wells Fargo & Company
3.625%, 04/15/2015	25,000	25,544

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Westpac Banking Corp.
4.200%, 02/27/2015	$25,000	$26,020

		1,487,099
Industrial - 0.31%
Arrow Electronics Inc
6.000%, 04/01/2020	25,000	25,835
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (S)	10,000	10,849
Burlington Northern Santa Fe Corp.
5.650%, 05/01/2017	15,000	16,766
Canadian Pacific Railway Company
5.950%, 05/15/2037	25,000	26,626
Holcim US Finance
6.000%, 12/30/2019 (S)	25,000	26,669
Norfolk Southern Corp.
5.750%, 04/01/2018	25,000	28,260
Republic Services, Inc.
5.500%, 09/15/2019 (S)	15,000	16,232
Roper Industries, Inc.
6.250%, 09/01/2019	20,000	22,173

		173,410
Technology - 0.04%
Oracle Corp.
3.750%, 07/08/2014	15,000	16,059
Xerox Corp.
8.250%, 05/15/2014	5,000	5,861

		21,920
Utilities - 0.67%
AGL Capital Corp.
5.250%, 08/15/2019	15,000	15,865
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	25,000	24,485
Duke Energy Carolinas LLC
5.300%, 02/15/2040	25,000	26,375
Entergy Louisiana LLC
5.400%, 11/01/2024	25,000	27,218
Exelon Generation Company LLC
6.250%, 10/01/2039	20,000	21,364
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	15,000	15,696
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	15,000	17,584
Midamerican Energy Holdings Company
6.125%, 04/01/2036	20,000	22,020
Niagara Mohawk Power Corp
4.881%, 08/15/2019 (S)	15,000	15,821
NSTAR
4.500%, 11/15/2019	25,000	26,563
Ohio Power Co, Series 1
5.375%, 10/01/2021	25,000	26,677
Pacific Gas & Electric Co.
5.400%, 01/15/2040	25,000	25,889
Public Service Electric & Gas Company
5.375%, 11/01/2039	25,000	26,778
Sempra Energy
6.500%, 06/01/2016	10,000	11,474
Southern Company
4.150%, 05/15/2014	35,000	36,919
Virginia Electric and Power Company
5.000%, 06/30/2019	15,000	16,355
Xcel Energy, Inc.
4.700%, 05/15/2020	$20,000	$20,811

		377,894

TOTAL CORPORATE BONDS (Cost $3,539,185)		$3,766,085

MUNICIPAL BONDS - 0.39%
California - 0.04%
University of California
5.770%, 05/15/2043	20,000	20,941
District of Columbia - 0.05%
District of Columbia
5.591%, 12/01/2034	25,000	27,293
Illinois - 0.10%
Chicago Illinois O’Hare International Airport
6.395%, 01/01/2040	20,000	21,672
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	25,000	27,232
Illinois State Toll Highway Authority
6.184%, 01/01/2034	10,000	10,411

		59,315
New York - 0.08%
New York City Municipal Water
Finance Authority
6.011%, 06/15/2042	20,000	21,625
New York State Dormitory Authority
5.628%, 03/15/2039	25,000	25,759

		47,384
Texas - 0.05%
State of Texas
5.517%, 04/01/2039	25,000	27,079
Utah - 0.03%
Utah Transit Authority
5.937%, 06/15/2039	15,000	16,956
Virginia - 0.04%
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	20,000	21,077

TOTAL MUNICIPAL BONDS (Cost $204,983)		$220,045

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.83%
Collateralized Mortgage Obligations - 0.83%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	50,000	51,736
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	70,000	73,023
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	30,000	31,312
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW17, Class A4
5.694%, 06/11/2050 (P)	25,000	25,307
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	30,000	30,726
Commercial Mortgage Pass Through
Certificates, Series 2006-C7, Class A4
5.961%, 06/10/2046 (P)	70,000	74,427
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	40,000	39,311

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Collateralized Mortgage Obligations (continued)
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	$25,000	$25,723
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	10,000	10,154
Morgan Stanley Capital I
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	25,000	24,844
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	35,000	33,761
Series 2008-T29, Class A4,
6.458%, 01/11/2043 (P)	43,000	46,585

		466,909

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $407,436)		$466,909

ASSET BACKED SECURITIES - 0.26%
Asset Backed Securities - 0.26%
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C
5.190%, 08/17/2015	20,000	20,879
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.690%, 07/15/2015	104,000	108,086
USAA Auto Owner Trust,
Series 2010-1, Class A4
2.140%, 09/15/2015	15,000	15,251

		144,216

TOTAL ASSET BACKED SECURITIES (Cost $138,983)		$144,216

INVESTMENT COMPANIES - 0.02%
Central Fund of Canada, Ltd., Class A	300	4,521
First Opportunity Fund, Inc.	1,000	5,970

TOTAL INVESTMENT COMPANIES (Cost $10,849)		$10,491

SHORT-TERM INVESTMENTS - 2.14%
Short-Term Securities - 1.34%
State Street Institutional US Government
Money Market Fund, 0.0598%	$204,770	204,770
T. Rowe Price Reserve Investment
Fund, 0.3057%	547,795	547,795

		752,565
Securities Lending Collateral - 0.80%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	44,835	448,751

TOTAL SHORT-TERM INVESTMENTS (Cost $1,201,275)		$1,201,316

Total Investments (Balanced Trust)
(Cost $58,290,636) - 101.57%		$57,089,528
Other assets and liabilities, net - (1.57%)		(882,795)

TOTAL NET ASSETS - 100.00%		$56,206,733

Blue Chip Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.02%
Consumer Discretionary - 19.67%
Auto Components - 0.25%
Johnson Controls, Inc.	131,900	$3,544,153
Hotels, Restaurants & Leisure - 5.46%
Carnival Corp.	351,100	10,617,264
Marriott International, Inc., Class A (L)	635,229	19,018,756
McDonald’s Corp.	218,200	14,372,834
Starbucks Corp.	841,400	20,446,020
Starwood Hotels & Resorts
Worldwide, Inc. (L)	203,200	8,418,576
Wynn Macau, Ltd.	1,524,000	2,493,232
Wynn Resorts, Ltd. (L)	31,600	2,410,132

		77,776,814
Internet & Catalog Retail - 4.60%
Amazon.com, Inc. (I)	477,489	52,170,448
Expedia, Inc.	150,900	2,833,902
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	759,400	7,973,700
priceline.com, Inc. (I)(L)	15,100	2,665,754

		65,643,804
Leisure Equipment & Products - 0.34%
Mattel, Inc.	231,600	4,900,656
Media - 3.46%
Discovery Communications, Inc., Series C (I)	386,000	11,938,980
Omnicom Group, Inc.	93,200	3,196,760
The McGraw-Hill Companies, Inc.	125,600	3,534,384
The Walt Disney Company	582,100	18,336,150
Time Warner, Inc.	423,766	12,251,075

		49,257,349
Multiline Retail - 1.46%
Dollar Tree, Inc. (I)	45,600	1,898,328
Kohl’s Corp. (I)	397,930	18,901,675

		20,800,003
Specialty Retail - 2.81%
Bed Bath & Beyond, Inc. (I)	352,900	13,085,532
CarMax, Inc. (I)(L)	53,200	1,058,680
Home Depot, Inc.	15,100	423,857
Lowe’s Companies, Inc.	697,400	14,240,908
O’Reilly Automotive, Inc. (I)(L)	194,400	9,245,664
The Gap, Inc.	105,600	2,054,976

		40,109,617
Textiles, Apparel & Luxury Goods - 1.29%
Coach, Inc.	183,600	6,710,580
NIKE, Inc., Class B	172,400	11,645,620

		18,356,200

		280,388,596
Consumer Staples - 1.62%
Beverages - 0.84%
PepsiCo, Inc.	194,604	11,861,114
The Coca-Cola Company	1,600	80,192

		11,941,306
Household Products - 0.78%
The Procter & Gamble Company	185,837	11,146,503

		23,087,809
Energy - 5.26%
Energy Equipment & Services - 2.82%
Cameron International Corp. (I)	131,600	4,279,632
FMC Technologies, Inc. (I)	138,300	7,282,878

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Schlumberger, Ltd. (L)	515,892	$28,549,463

		40,111,973
Oil, Gas & Consumable Fuels - 2.44%
EOG Resources, Inc.	246,900	24,287,553
Exxon Mobil Corp.	1,538	87,774
Peabody Energy Corp.	74,600	2,919,098
Range Resources Corp.	75,800	3,043,370
Southwestern Energy Company (I)	105,600	4,080,384
Suncor Energy, Inc.	1,500	44,160
Ultra Petroleum Corp. (I)	7,600	336,300

		34,798,639

		74,910,612
Financials - 13.96%
Capital Markets - 5.41%
Ameriprise Financial, Inc.	216,651	7,827,601
Credit Suisse Group AG	70,900	2,664,688
Franklin Resources, Inc.	309,365	26,664,169
Invesco, Ltd.	419,700	7,063,551
Morgan Stanley	209,300	4,857,853
Northern Trust Corp. (L)	204,189	9,535,626
State Street Corp.	15,007	507,537
TD Ameritrade Holding Corp. (I)	46,200	706,860
The Bank of New York Mellon Corp.	15,561	384,201
The Charles Schwab Corp.	423,786	6,009,285
The Goldman Sachs Group, Inc.	82,676	10,852,879

		77,074,250
Commercial Banks - 2.75%
PNC Financial Services Group, Inc.	69,700	3,938,050
U.S. Bancorp	477,400	10,669,890
Wells Fargo & Company	961,200	24,606,720

		39,214,660
Consumer Finance - 1.97%
American Express Company	707,752	28,097,754
Diversified Financial Services - 3.44%
Bank of America Corp.	14,900	214,113
CME Group, Inc.	2,400	675,720
IntercontinentalExchange, Inc. (I)	132,100	14,931,263
JPMorgan Chase & Company	704,300	25,784,423
NYSE Euronext	267,200	7,382,736

		48,988,255
Insurance - 0.39%
Prudential Financial, Inc.	104,500	5,607,470

		198,982,389
Health Care - 10.45%
Biotechnology - 1.73%
Amgen, Inc. (I)	6,200	326,120
Celgene Corp. (I)	367,700	18,686,514
Gilead Sciences, Inc. (I)	105,262	3,608,381
Vertex Pharmaceuticals, Inc. (I)	60,300	1,983,870

		24,604,885
Health Care Equipment & Supplies - 1.59%
Becton, Dickinson & Company	6,100	412,482
Intuitive Surgical, Inc. (I)(L)	15,100	4,765,862
Medtronic, Inc.	6,144	222,843
St. Jude Medical, Inc. (I)	173,336	6,255,696
Stryker Corp.	219,879	11,007,143

		22,664,026
Health Care Providers & Services - 5.26%
Cardinal Health, Inc.	15,500	$520,955
Express Scripts, Inc. (I)	714,600	33,600,492
McKesson Corp.	257,600	17,300,416
Medco Health Solutions, Inc. (I)	427,600	23,552,208
WellPoint, Inc. (I)	172	8,416

		74,982,487
Health Care Technology - 0.20%
Cerner Corp. (I)(L)	37,700	2,861,053
Life Sciences Tools & Services - 0.15%
Life Technologies Corp. (I)	30,300	1,431,675
Thermo Fisher Scientific, Inc. (I)	15,200	745,560

		2,177,235
Pharmaceuticals - 1.52%
Allergan, Inc.	299,000	17,419,740
Shire PLC, ADR	69,000	4,235,220

		21,654,960

		148,944,646
Industrials - 11.64%
Aerospace & Defense - 2.07%
Honeywell International, Inc.	19,500	761,085
Precision Castparts Corp.	167,900	17,280,268
United Technologies Corp.	176,900	11,482,579

		29,523,932
Air Freight & Logistics - 0.94%
Expeditors International of Washington, Inc.	270,500	9,334,955
FedEx Corp.	57,000	3,996,270

		13,331,225
Electrical Equipment - 1.54%
Emerson Electric Company	306,500	13,390,985
Rockwell Automation, Inc.	174,000	8,541,660

		21,932,645
Industrial Conglomerates - 1.83%
3M Company	267,200	21,106,128
McDermott International, Inc. (I)	226,400	4,903,824

		26,009,952
Machinery - 3.59%
Danaher Corp.	1,279,126	47,481,157
Deere & Company	45,000	2,505,600
Illinois Tool Works, Inc.	30,000	1,238,400

		51,225,157
Road & Rail - 0.67%
Union Pacific Corp.	138,200	9,606,282
Trading Companies & Distributors - 1.00%
Fastenal Company (L)	283,900	14,248,941

		165,878,134
Information Technology - 31.98%
Communications Equipment - 3.51%
Cisco Systems, Inc. (I)	626,818	13,357,492
Juniper Networks, Inc. (I)	759,721	17,336,833
QUALCOMM, Inc.	587,777	19,302,597

		49,996,922
Computers & Peripherals - 8.67%
Apple, Inc. (I)	432,600	108,811,878
EMC Corp. (I)	341,800	6,254,940
Hewlett-Packard Company	194,900	8,435,272

		123,502,090

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.18%
Corning, Inc.	158,400	$2,558,160
Internet Software & Services - 8.19%
Akamai Technologies, Inc. (I)	205,900	8,353,363
Baidu, Inc., SADR (I)	218,600	14,882,288
eBay, Inc. (I)	260,178	5,102,091
Google, Inc., Class A (I)	161,666	71,933,287
Tencent Holdings, Ltd.	994,900	16,406,303

		116,677,332
IT Services - 5.78%
Accenture PLC, Class A	224,400	8,673,060
Automatic Data Processing, Inc.	104,733	4,216,551
Fiserv, Inc. (I)	151,700	6,926,622
International Business Machines Corp.	123,700	15,274,476
MasterCard, Inc., Class A	100,200	19,992,906
The Western Union Company	277,300	4,134,543
Visa, Inc., Class A (L)	327,100	23,142,325

		82,360,483
Semiconductors & Semiconductor Equipment - 4.43%
Altera Corp.	363,600	9,020,916
Broadcom Corp., Class A	411,000	13,550,670
First Solar, Inc. (I)(L)	3,100	352,873
Intel Corp.	254,500	4,950,025
Marvell Technology Group, Ltd. (I)	1,106,310	17,435,446
NVIDIA Corp. (I)	170,100	1,736,721
Xilinx, Inc. (L)	638,125	16,119,038

		63,165,689
Software - 1.22%
Adobe Systems, Inc. (I)	175	4,625
Autodesk, Inc. (I)	108,400	2,640,624
Intuit, Inc. (I)	99,400	3,456,138
McAfee, Inc. (I)	123,300	3,787,776
Microsoft Corp.	299,044	6,881,002
Salesforce.com, Inc. (I)(L)	7,900	677,978

		17,448,143

		455,708,819
Materials - 2.53%
Chemicals - 2.53%
Ecolab, Inc.	19,700	884,727
Monsanto Company	15,104	698,107
Praxair, Inc.	335,800	25,517,442
The Sherwin-Williams Company	130,300	9,015,457

		36,115,733

		36,115,733
Telecommunication Services - 1.91%
Wireless Telecommunication Services - 1.91%
American Tower Corp., Class A (I)	610,238	27,155,591

TOTAL COMMON STOCKS (Cost $1,306,770,943)		$1,411,172,329

SHORT-TERM INVESTMENTS - 8.60%
Short-Term Securities - 0.76%
State Street Institutional US Government
Money Market Fund, 0.0598%	$450,026	450,026
T. Rowe Price Reserve Investment
Fund, 0.3057%	10,383,886	10,383,886

		10,833,912
Securities Lending Collateral - 7.84%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$11,166,322	$111,763,721

TOTAL SHORT-TERM INVESTMENTS (Cost $122,582,120)		$122,597,633

Total Investments (Blue Chip Growth Trust)
(Cost $1,429,353,063) - 107.62%		$1,533,769,962
Other assets and liabilities, net - (7.62%)		(108,601,434)

TOTAL NET ASSETS - 100.00%		$1,425,168,528

Capital Appreciation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.11%
Consumer Discretionary - 19.63%
Auto Components - 0.70%
Johnson Controls, Inc.	251,156	$6,748,562
Automobiles - 0.22%
Harley-Davidson, Inc.	94,200	2,094,066
Hotels, Restaurants & Leisure - 2.09%
Marriott International, Inc., Class A (L)	472,729	14,153,506
Starbucks Corp.	251,102	6,101,779

		20,255,285
Internet & Catalog Retail - 3.47%
Amazon.com, Inc. (I)	307,879	33,638,860
Media - 2.99%
The Walt Disney Company (L)	918,932	28,946,358
Multiline Retail - 2.99%
Dollar General Corp. (I)(L)	426,075	11,738,366
Target Corp.	349,968	17,207,927

		28,946,293
Specialty Retail - 2.30%
Home Depot, Inc.	239,069	6,710,667
Staples, Inc.	482,896	9,199,169
Tiffany & Company (L)	169,133	6,411,832

		22,321,668
Textiles, Apparel & Luxury Goods - 4.87%
Coach, Inc. (L)	311,563	11,387,628
NIKE, Inc., Class B	356,364	24,072,388
Polo Ralph Lauren Corp.	159,731	11,653,974

		47,113,990

		190,065,082
Consumer Staples - 5.78%
Food & Staples Retailing - 1.78%
Costco Wholesale Corp.	183,758	10,075,451
Whole Foods Market, Inc. (I)(L)	198,417	7,146,980

		17,222,431
Food Products - 2.81%
Kraft Foods, Inc., Class A	436,537	12,223,036
Mead Johnson Nutrition Company	94,900	4,756,388
Unilever PLC, SADR (L)	385,000	10,291,050

		27,270,474

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount		Value

COMMON STOCKS (continued)
Household Products - 1.19%
Colgate-Palmolive Company		146,401	$11,530,543

			56,023,448
Energy - 6.66%
Energy Equipment & Services - 2.97%
Schlumberger, Ltd. (L)		518,960	28,719,246
Oil, Gas & Consumable Fuels - 3.69%
Occidental Petroleum Corp.		327,355	25,255,438
Southwestern Energy Company (I)		271,400	10,486,896

			35,742,334

			64,461,580
Financials - 5.00%
Capital Markets - 3.52%
Morgan Stanley		401,227	9,312,479
The Charles Schwab Corp.		862,192	12,225,883
The Goldman Sachs Group, Inc.		95,630	12,553,350

			34,091,712
Diversified Financial Services - 1.48%
JPMorgan Chase & Company		390,380	14,291,812

			48,383,524
Health Care - 15.26%
Biotechnology - 3.35%
Celgene Corp. (I)		325,159	16,524,580
Gilead Sciences, Inc. (I)		240,764	8,253,390
Vertex Pharmaceuticals, Inc. (I)		232,099	7,636,057

			32,414,027
Health Care Equipment & Supplies - 1.49%
Alcon, Inc. (L)		97,545	14,455,194
Health Care Providers & Services - 3.66%
Express Scripts, Inc. (I)		265,498	12,483,716
Medco Health Solutions, Inc. (I)		416,083	22,917,852

			35,401,568
Life Sciences Tools & Services - 0.83%
Illumina, Inc. (I)(L)		185,180	8,060,885
Pharmaceuticals - 5.93%
Abbott Laboratories		329,537	15,415,741
Allergan, Inc.		14,109	821,990
Mylan, Inc. (I)(L)		444,800	7,579,392
Roche Holding AG (L)		255,700	8,770,510
Shire PLC, ADR (L)		98,457	6,043,291
Teva Pharmaceutical Industries, Ltd., SADR		362,100	18,825,579

			57,456,503

			147,788,177
Industrials - 8.10%
Aerospace & Defense - 4.29%
Precision Castparts Corp.		140,094	14,418,474
The Boeing Company		235,784	14,795,446
United Technologies Corp.		189,949	12,329,590

			41,543,510
Construction & Engineering - 0.49%
Quanta Services, Inc. (I)(L)		231,261	4,775,540
Industrial Conglomerates - 1.11%
Koninklijke Philips Electronics NV		360,903	10,757,567
Machinery - 1.57%
Cummins, Inc.		57,898	3,770,897
Ingersoll-Rand PLC (L)		330,699	$11,405,809

			15,176,706
Road & Rail - 0.64%
Union Pacific Corp.		89,572	6,226,150

			78,479,473
Information Technology - 38.68%
Communications Equipment - 3.97%
Cisco Systems, Inc. (I)		974,316	20,762,674
Juniper Networks, Inc. (I)		775,899	17,706,015

			38,468,689
Computers & Peripherals - 11.04%
Apple, Inc. (I)		224,932	56,577,146
Hewlett-Packard Company		668,593	28,936,705
NetApp, Inc. (I)		571,815	21,334,418

			106,848,269
Electronic Equipment, Instruments & Components - 1.20%
Agilent Technologies, Inc. (I)		407,822	11,594,379
Internet Software & Services - 4.96%
Baidu, Inc., SADR (I)		158,780	10,809,742
Google, Inc., Class A (I)		63,724	28,353,994
Tencent Holdings, Ltd., ADR		534,039	8,859,707

			48,023,443
IT Services - 6.43%
International Business Machines Corp.		81,964	10,120,915
MasterCard, Inc., Class A (L)		128,541	25,647,786
Visa, Inc., Class A (L)		374,383	26,487,597

			62,256,298
Semiconductors & Semiconductor Equipment - 3.20%
Broadcom Corp., Class A		269,279	8,878,129
Intel Corp.		812,396	15,801,102
Marvell Technology Group, Ltd. (I)		398,721	6,283,843

			30,963,074
Software - 7.88%
Adobe Systems, Inc. (I)		741,994	19,610,901
Microsoft Corp.		1,205,618	27,741,268
Salesforce.com, Inc. (I)(L)		207,409	17,799,840
VMware, Inc., Class A (I)(L)		178,863	11,195,034

			76,347,043

			374,501,195

TOTAL COMMON STOCKS (Cost $922,934,516)	$		959,702,479

SHORT-TERM INVESTMENTS - 22.94%
Short-Term Securities - 1.28%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%		$12,369,186	12,369,186
Securities Lending Collateral - 21.66%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)		20,952,975	209,718,326

TOTAL SHORT-TERM INVESTMENTS (Cost $222,065,387)			$222,087,512

Total Investments (Capital Appreciation Trust)
(Cost $1,144,999,903) - 122.05%			$1,181,789,991
Other assets and liabilities, net - (22.05%)			(213,489,106)

TOTAL NET ASSETS - 100.00%			$968,300,885

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 68.32%
Consumer Discretionary - 10.08%
Hotels, Restaurants & Leisure - 0.87%
McDonald’s Corp.	40,700	$2,680,909
Leisure Equipment & Products - 0.25%
Hasbro, Inc.	18,300	752,130
Media - 4.10%
Cablevision Systems Corp., Class A	101,300	2,432,213
Discovery Communications, Inc., Series C (I)	11,900	368,067
Madison Square Garden, Inc., Class A (I)	52,700	1,036,609
Time Warner, Inc.	302,100	8,733,711

		12,570,600
Multiline Retail - 1.66%
Dollar General Corp. (I)(L)	116,400	3,206,820
Kohl’s Corp. (I)	40,000	1,900,000

		5,106,820
Specialty Retail - 3.20%
Lowe’s Companies, Inc.	282,800	5,774,776
AutoZone, Inc. (I)(L)	21,000	4,057,620

		9,832,396

		30,942,855
Consumer Staples - 9.72%
Beverages - 1.64%
PepsiCo, Inc.	82,600	5,034,470
Food Products - 4.09%
General Mills, Inc.	134,600	4,780,992
Kellogg Company (L)	102,100	5,135,630
Campbell Soup Company	73,400	2,629,922

		12,546,544
Household Products - 2.64%
Kimberly-Clark Corp.	26,500	1,606,695
Clorox Company	25,500	1,585,080
The Procter & Gamble Company (F)	81,637	4,896,587

		8,088,362
Tobacco - 1.35%
Philip Morris International, Inc.	90,700	4,157,688

		29,827,064
Energy - 6.73%
Oil, Gas & Consumable Fuels - 6.73%
Hess Corp.	13,800	694,692
Exxon Mobil Corp. (F)	113,500	6,477,445
The Williams Companies, Inc.	241,800	4,420,104
Spectra Energy Corp. (L)	127,300	2,554,911
Nexen, Inc.	246,000	4,838,820
Murphy Oil Corp.	23,200	1,149,560
Japan Petroleum Exploration Company, Ltd.	13,000	530,402

		20,665,934

		20,665,934
Financials - 13.33%
Capital Markets - 1.77%
Ameriprise Financial, Inc.	48,400	1,748,692
State Street Corp.	109,000	3,686,380

		5,435,072
Commercial Banks - 4.92%
Wells Fargo & Company	289,700	7,416,320
U.S. Bancorp	329,100	7,355,385
Synovus Financial Corp.	13,100	323,963

		15,095,668
Diversified Financial Services - 3.55%
Bank of America Corp. (L)(F)	425,965	$6,121,117
JPMorgan Chase & Company	130,300	4,770,283

		10,891,400
Insurance - 2.83%
Aon Corp.	142,400	5,285,888
MetLife, Inc.	65,500	2,473,280
White Mountains Insurance Group, Ltd.	2,840	920,728

		8,679,896
Real Estate Management & Development - 0.26%
The St. Joe Company (I)(L)	34,400	796,704

		40,898,740
Health Care - 8.29%
Health Care Equipment & Supplies - 2.45%
CareFusion Corp. (I)	38,000	862,600
C.R. Bard, Inc. (L)	15,800	1,224,974
Baxter International, Inc.	47,800	1,942,592
Becton, Dickinson & Company	10,700	723,534
Beckman Coulter, Inc. (L)	45,600	2,749,224

		7,502,924
Health Care Providers & Services - 1.14%
Henry Schein, Inc. (I)(L)	63,657	3,494,769
Life Sciences Tools & Services - 1.75%
Thermo Fisher Scientific, Inc. (I)	109,400	5,366,070
Pharmaceuticals - 2.95%
Merck & Company, Inc. (F)	55,400	1,937,338
Pfizer, Inc. (F)	499,570	7,123,868

		9,061,206

		25,424,969
Industrials - 8.68%
Aerospace & Defense - 2.74%
Lockheed Martin Corp.	33,800	2,518,100
United Technologies Corp.	63,300	4,108,803
Northrop Grumman Corp.	32,900	1,791,076

		8,417,979
Commercial Services & Supplies - 0.46%
Republic Services, Inc.	47,300	1,406,229
Electrical Equipment - 0.29%
Cooper Industries PLC	20,100	884,400
Industrial Conglomerates - 2.26%
Tyco International, Ltd.	196,500	6,922,695
Machinery - 2.44%
Danaher Corp.	166,600	6,184,192
Actuant Corp., Class A	100	1,883
Illinois Tool Works, Inc.	31,600	1,304,448

		7,490,523
Trading Companies & Distributors - 0.49%
Mitsubishi Corp.	72,000	1,500,323

		26,622,149
Information Technology - 7.64%
Electronic Equipment, Instruments & Components - 1.15%
Tyco Electronics, Ltd.	139,400	3,537,972
IT Services - 5.63%
International Business Machines Corp. (L)	72,800	8,989,344
The Western Union Company	244,800	3,649,968
Fiserv, Inc. (I)	31,400	1,433,724

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Accenture PLC, Class A	82,900	$3,204,085

		17,277,121
Software - 0.86%
CA, Inc.	107,200	1,972,480
Microsoft Corp.	28,300	651,183

		2,623,663

		23,438,756
Materials - 0.85%
Chemicals - 0.85%
Air Products & Chemicals, Inc.	4,400	285,164
The Sherwin-Williams Company	15,900	1,100,121
Monsanto Company	26,400	1,220,208

		2,605,493

		2,605,493
Telecommunication Services - 0.25%
Diversified Telecommunication Services - 0.25%
AT&T, Inc. (F)	31,800	769,242
Utilities - 2.75%
Electric Utilities - 1.32%
Entergy Corp.	6,500	465,530
American Electric Power Company, Inc.	22,700	733,210
NV Energy, Inc.	241,100	2,847,391

		4,046,131
Independent Power Producers & Energy Traders - 0.15%
The AES Corp. (I)	50,400	465,696
Multi-Utilities - 1.28%
CenterPoint Energy, Inc.	46,200	607,992
OGE Energy Corp.	80,700	2,950,392
PG&E Corp.	9,200	378,120

		3,936,504

		8,448,331

TOTAL COMMON STOCKS (Cost $195,722,288)		$209,643,533

PREFERRED STOCKS - 1.65%
Consumer Discretionary - 0.35%
Household Durables - 0.35%
Newell Financial Trust I 5.250%	30,400	1,064,000
Consumer Staples - 0.14%
Food Products - 0.14%
H.J. Heinz Finance Company 8.000%	4	427,500
Energy - 0.01%
Oil, Gas & Consumable Fuels - 0.01%
Goodrich Petroleum Corp. 5.375%	1,500	40,648
Financials - 0.95%
Diversified Financial Services - 0.44%
Affiliated Managers Group, Inc. 5.100%	35,560	1,344,168
Insurance - 0.51%
Aspen Insurance Holdings, Ltd. 5.625%	31,000	1,575,110

		2,919,278
Telecommunication Services - 0.05%
Wireless Telecommunication Services - 0.05%
Crown Castle International Corp. 6.250%	2,832	159,300
Utilities - 0.15%
Electric Utilities - 0.15%
PPL Corp. 9.500%	8,700	$451,008

TOTAL PREFERRED STOCKS (Cost $5,580,578)		$5,061,734

CORPORATE BONDS - 7.56%
Basic Materials - 0.49%
Airgas Inc.
2.850%, 10/01/2013	1,020,000	1,028,555
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	200,000	213,250
Teck Resources, Ltd.
10.750%, 05/15/2019	200,000	245,060

		1,486,865
Communications - 2.72%
American Tower Corp.
7.000%, 10/15/2017	1,000,000	1,115,000
AOL Time Warner, Inc.
6.875%, 05/01/2012	654,000	712,496
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	825,000	872,438
Crown Castle International Corp.
9.000%, 01/15/2015	2,925,000	3,093,188
CSC Holdings, Inc., Series B
7.625%, 04/01/2011	15,000	15,375
DirecTV Holdings LLC / DirecTV Financing
Company, Inc.
5.875%, 10/01/2019	85,000	92,853
EchoStar DBS Corp.
6.625%, 10/01/2014	475,000	475,000
Harris Corp.
6.375%, 06/15/2019	75,000	84,083
Lamar Media Corp.
9.750%, 04/01/2014	885,000	964,650
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	100,000	103,500
8.250%, 08/15/2019 (S)	75,000	78,938
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)	225,000	239,063
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	22,625
8.375%, 03/15/2012	125,000	131,094
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	325,000	346,938

		8,347,241
Consumer, Cyclical - 1.24%
American Airlines, Inc., Series 09-1A
10.375%, 07/02/2019	119,173	132,282
Continental Airlines, Inc.
9.000%, 07/08/2016	308,633	331,780
Delta Air Lines, Inc.
7.750%, 12/17/2019	236,066	254,952
Dollar General Corp.
10.625%, 07/15/2015	900,000	984,375
Home Depot, Inc.
4.625%, 08/15/2010	59,000	59,231
5.400%, 03/01/2016	575,000	639,982
Hyatt Hotels Corp
6.875%, 08/15/2019 (S)	299,000	321,471
MGM Mirage, Inc.
13.000%, 11/15/2013	260,000	299,650
MGM Resorts International
9.000%, 03/15/2020 (S)	175,000	179,813
10.375%, 05/15/2014	200,000	217,500

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	$350,000	$376,250
United Auto Group, Inc.
7.750%, 12/15/2016	20,000	18,800

		3,816,086
Consumer, Non-cyclical - 0.21%
Beckman Coulter, Inc.
7.000%, 06/01/2019	120,000	142,771
Carefusion Corp.
6.375%, 08/01/2019	240,000	274,159
Life Technologies Corp.
3.375%, 03/01/2013	220,000	224,878

		641,808
Energy - 1.47%
Buckeye Partners LP
5.500%, 08/15/2019	275,000	284,946
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	1,100,000	1,135,750
Devon Energy Corp.
6.300%, 01/15/2019	155,000	179,565
Forest Oil Corp.
8.500%, 02/15/2014	250,000	260,625
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	135,000	150,256
Magellan Midstream Partners LP
6.550%, 07/15/2019	55,000	61,768
Peabody Energy Corp.
6.875%, 03/15/2013	75,000	75,563
PetroHawk Energy Corp.
10.500%, 08/01/2014	400,000	430,000
Pride International, Inc.
8.500%, 06/15/2019	170,000	176,375
Questar Market Resources, Inc.
6.800%, 03/01/2020	120,000	124,717
Quicksilver Resources, Inc.
11.750%, 01/01/2016	375,000	413,438
Range Resources Corp.
8.000%, 05/15/2019	200,000	208,750
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	118,000	123,858
Spectra Energy Capital LLC
5.650%, 03/01/2020	125,000	131,346
Tennessee Gas Pipeline Company
8.000%, 02/01/2016	550,000	639,375
Williams Partners LP
3.800%, 02/15/2015 (S)	120,000	120,779

		4,517,111
Financial - 0.22%
Janus Capital Group, Inc.
6.950%, 06/15/2017	675,000	677,611
Industrial - 0.55%
Ball Corp.
7.375%, 09/01/2019	125,000	130,000
Pall Corp.
5.000%, 06/15/2020	215,000	223,012
Roper Industries, Inc.
6.250%, 09/01/2019	375,000	415,745
Silgan Holdings, Inc.
7.250%, 08/15/2016	100,000	102,500
Tyco Electronics Group SA
6.000%, 10/01/2012	475,000	512,954
Tyco Electronics Group SA (continued)
6.550%, 10/01/2017	$250,000	$287,103

		1,671,314
Technology - 0.19%
Brocade Communications Systems, Inc.
6.625%, 01/15/2018 (S)	225,000	223,313
6.875%, 01/15/2020 (S)	50,000	49,625
Maxim Integrated Products, Inc.
3.450%, 06/14/2013	310,000	312,537

		585,475
Utilities - 0.47%
Atmos Energy Corp.
8.500%, 03/15/2019	95,000	119,398
Black Hills Corp.
9.000%, 05/15/2014	95,000	111,097
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	750,000	766,875
CMS Energy Corp.
6.250%, 02/01/2020	45,000	42,813
Dominion Resources, Inc.
5.200%, 08/15/2019	135,000	146,369
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	220,000	257,900

		1,444,452

TOTAL CORPORATE BONDS (Cost $21,374,017)		$23,187,963

CONVERTIBLE BONDS - 6.84%
Basic Materials - 0.57%
Newmont Mining Corp.
1.250%, 07/15/2014	235,000	334,874
1.625%, 07/15/2017	683,000	984,374
United States Steel Corp.
4.000%, 05/15/2014	311,000	435,011

		1,754,259
Communications - 0.93%
JDS Uniphase Corp.
1.000%, 05/15/2026	938,000	827,785
Liberty Media LLC
3.125%, 03/30/2023	1,008,000	1,054,620
Lucent Technologies, Inc.
2.875%, 06/15/2025	818,000	689,165
VeriSign, Inc.
3.250%, 08/15/2037	300,000	271,125

		2,842,695
Consumer, Cyclical - 0.43%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (S)	227,000	183,870
Group 1 Automotive, Inc. (2.250% Steps down
to 2.000% on 6/15/2016)
2.250%, 06/15/2036	1,538,000	1,130,430

		1,314,300
Consumer, Non-cyclical - 1.50%
Lifepoint Hospitals, Inc.
3.250%, 08/15/2025	850,000	795,813
Millipore Corp.
3.750%, 06/01/2026	3,046,000	3,803,693

		4,599,506
Energy - 1.18%
Goodrich Petroleum Corp
3.250%, 12/01/2026	61,000	57,721

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

CONVERTIBLE BONDS (continued)
Energy (continued)
Oil States International, Inc.
2.375%, 07/01/2025	$725,000	$984,187
Peabody Energy Corp.
4.750%, 12/15/2041	2,637,000	2,571,075

		3,612,983
Financial - 0.64%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	2,076,000	1,967,010
Industrial - 0.07%
Actuant Corp.
2.000%, 11/15/2023	75,000	78,938
SunPower Corp.
4.750%, 04/15/2014	194,000	153,745

		232,683
Technology - 1.52%
Linear Technology Corp.
3.000%, 05/01/2027	2,626,000	2,570,198
SBA Communications Corp.
1.875%, 05/01/2013	229,000	230,145
Xilinx, Inc.
3.125%, 03/15/2037	2,060,000	1,877,175

		4,677,518

TOTAL CONVERTIBLE BONDS (Cost $18,240,444)		$21,000,954

TERM LOANS - 5.01%
Auto Parts & Equipment - 0.64%
Federal Mogul Corp.
2.287%, 12/29/2014	825,591	718,264
2.287%, 12/28/2015	1,421,220	1,236,461

		1,954,725
Diversified Financial Services - 0.19%
Nuveen Investments, Inc.
3.446%, 11/09/2014	681,308	570,808
Food - 0.31%
Pinnacle Foods Finance LLC
7.500%, 04/02/2014	250,000	248,906
Pinnacle Foods Holding
2.851%, 04/01/2015	735,771	686,894

		935,800
Forest Products & Paper - 0.67%
Georgia-Pacific LLC
2.533%, 12/20/2010	87,141	86,324
2.536%, 12/20/2010	2,043,232	1,972,740

		2,059,064
Healthcare Services - 0.29%
HCA, Inc.
1.783%, 11/18/2012	952,802	899,604
Household Products - 0.32%
Reynolds Group Holdings, Inc.
5.750%, 05/16/2016	250,000	247,708
6.250%, 11/05/2015	745,313	738,605

		986,313
Lodging - 0.26%
MGM Mirage, Inc.
6.000%, 03/11/2011	819,282	787,533
Media - 1.62%
Charter Communications Operating LLC
2.350%, 03/06/2014	150,047	138,917
3.790%, 09/06/2016	1,218,018	1,134,061
Charter Communications Operating
LLC (continued)
7.250%, 03/06/2014	$494,949	$495,567
CSC Holdings, Inc.
1.100%, 02/24/2012	729,848	707,041
2.100%, 03/29/2016	2,583,965	2,501,198

		4,976,784
Miscellaneous Manufacturers - 0.15%
Rexnord LLC
2.834%, 07/19/2013	500,000	475,156
Software - 0.41%
First Data Corp.
3.097%, 09/24/2014	1,242,980	1,046,434
3.097%, 09/24/2014	246,173	206,991

		1,253,425
Telecommunications - 0.15%
Intelsat Corp.
2.792%, 01/03/2014	497,423	459,761

TOTAL TERM LOANS (Cost $15,341,722)		$15,358,973

SHORT-TERM INVESTMENTS - 20.52%
Repurchase Agreement - 0.36%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $1,105,000 on 07/01/2010, collateralized by $1,110,000 Federal Home Loan Mortgage Corp., 1.750% due 12/14/2012 (valued at $1,130,813, including interest)	$1,105,000	1,105,000
Short-Term Securities - 11.67%
T. Rowe Price Reserve Investment
Fund, 0.3057%	35,798,997	35,798,997
Securities Lending Collateral - 8.49%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	2,604,769	26,071,138

TOTAL SHORT-TERM INVESTMENTS (Cost $62,974,482)		$62,975,135

Total Investments (Capital Appreciation Value Trust)
(Cost $319,233,531) - 109.90%		$337,228,292
Other assets and liabilities, net - (9.90%)		(30,382,968)

TOTAL NET ASSETS - 100.00%		$306,845,324

Core Allocation Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.04%
John Hancock Trust (G) - 100.04%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	732,115	$6,552,430
Core Allocation Plus, Series NAV (Wellington)	3,404,479	32,955,356
International Index, Series NAV (MFC
Global U.S.A.) (A)	351,299	5,058,703
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	194,098	2,713,492
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	54,548	595,665

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Trust (continued)

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (G) (continued)
Total Bond Market
A, Series NAV (Declaration) (A)	509,360	$7,197,259

		55,072,905

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $57,275,423)		$55,072,905

Total Investments (Core Allocation Trust)
(Cost $57,275,423) - 100.04%		$55,072,905
Other assets and liabilities, net - (0.04%)		(23,303)

TOTAL NET ASSETS - 100.00%		$55,049,602

Core Allocation Plus Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 50.46%
Consumer Discretionary - 6.19%
Auto Components - 0.19%
Continental AG	7,573	$392,720
Automobiles - 0.43%
Dongfeng Motor Group Company, Ltd.	160,000	180,672
Ford Motor Company (I)(L)	38,200	385,056
Winnebago Industries, Inc. (I)(L)	5,900	58,646
Yamaha Motor Company, Ltd. (I)	19,400	256,063

		880,437
Distributors - 0.01%
LKQ Corp. (I)	1,200	23,136
Diversified Consumer Services - 0.22%
Apollo Group, Inc., Class A (I)	4,860	206,403
Grand Canyon Education, Inc. (I)(L)	5,420	126,991
Navitas, Ltd.	15,148	58,789
Steiner Leisure, Ltd. (I)	1,370	52,663

		444,846
Hotels, Restaurants & Leisure - 1.44%
Chipotle Mexican Grill, Inc., Class A (I)	500	68,405
Ctrip.com International, Ltd., ADR (I)	8,300	311,748
Darden Restaurants, Inc. (L)	2,200	85,470
Home Inns & Hotels Management,
Inc., ADR (I)	1,300	50,752
Kangwon Land, Inc.	26,770	403,614
Las Vegas Sands Corp. (I)(L)	27,800	615,492
McDonald’s Corp.	2,750	181,143
Penn National Gaming, Inc. (I)(L)	3,441	79,486
Sonic Corp. (I)	5,040	39,060
Starbucks Corp.	16,100	391,230
The Cheesecake Factory, Inc. (I)(L)	3,960	88,150
Wyndham Worldwide Corp. (L)	4,060	81,768
Wynn Macau, Ltd.	106,000	173,414
Wynn Resorts, Ltd. (L)	5,200	396,604

		2,966,336
Household Durables - 0.64%
Garmin, Ltd. (L)	2,360	68,865
Jarden Corp.	4,720	126,826
LG Electronics, Inc.	5,946	454,059
Persimmon PLC (I)	56,226	290,955
Tempur-Pedic International, Inc. (I)	4,720	145,140
Whirlpool Corp. (L)	2,790	$245,017

		1,330,862
Internet & Catalog Retail - 0.26%
Amazon.com, Inc. (I)	4,120	450,151
NetFlix, Inc. (I)	710	77,142

		527,293
Leisure Equipment & Products - 0.24%
Brunswick Corp. (L)	4,850	60,284
Mattel, Inc. (L)	15,400	325,864
RC2 Corp. (I)	6,470	104,232

		490,380
Media - 0.81%
CBS Corp., Class B	25,500	329,715
DIRECTV, Class A (I)	13,930	472,505
DreamWorks Animation SKG, Inc. (I)(L)	6,700	191,285
Focus Media Holding, Ltd., ADR (I)(L)	6,700	104,051
Gannett Company, Inc. (L)	6,500	87,490
Genius Products, Inc. (I)	16	2
MCOT PCL	32,600	23,953
Reed Elsevier NV	24,896	274,644
The Washington Post Company, Class B	330	135,458
Time Warner, Inc.	2,163	62,532

		1,681,635
Multiline Retail - 0.15%
Big Lots, Inc. (I)	6,480	207,943
Family Dollar Stores, Inc.	1,660	62,565
Macy’s, Inc.	2,710	48,508

		319,016
Specialty Retail - 0.70%
Citi Trends, Inc. (I)	2,460	81,032
Dick’s Sporting Goods, Inc. (I)	3,180	79,150
Dufry Group AG (I)	3,084	230,043
Group 1 Automotive, Inc. (I)(L)	1,410	33,176
Ross Stores, Inc.	6,660	354,911
The Children’s Place Retail Stores, Inc. (I)	1,850	81,437
The Gap, Inc.	9,870	192,070
TJX Companies, Inc.	9,500	398,525

		1,450,344
Textiles, Apparel & Luxury Goods - 1.10%
Asics Corp.	23,000	210,754
Carter’s, Inc. (I)	5,600	147,000
China Dongxiang Group Company	397,000	262,079
Coach, Inc.	9,950	363,673
Crocs, Inc. (I)(L)	10,040	106,223
Daphne International Holdings, Ltd.	354,000	359,181
Hanesbrands, Inc. (I)	6,880	165,533
VF Corp.	2,400	170,832
XTEP International Holdings	587,500	480,744

		2,266,019

		12,773,024
Consumer Staples - 3.19%
Beverages - 0.50%
Central European Distribution Corp. (I)(L)	2,640	56,443
Dr. Pepper Snapple Group, Inc.	1,900	71,041
Kirin Holdings Company, Ltd.	26,000	327,423
PepsiCo, Inc.	5,210	317,550
The Coca-Cola Company	5,410	271,149

		1,043,606

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 0.73%
CVS Caremark Corp.	5,700	$167,124
Safeway, Inc.	2,640	51,902
SUPERVALU, Inc. (L)	3,380	36,639
Sysco Corp.	10,720	306,270
Wal-Mart Stores, Inc.	17,360	834,495
Walgreen Company	3,970	105,998

		1,502,428
Food Products - 0.46%
Archer-Daniels-Midland Company	7,320	189,002
ConAgra Foods, Inc.	3,100	72,292
Green Mountain Coffee Roasters, Inc. (I)(L)	6,320	162,424
Ralcorp Holdings, Inc. (I)	4,300	235,640
Tyson Foods, Inc., Class A	17,200	281,908

		941,266
Household Products - 0.48%
Kimberly-Clark Corp.	7,600	460,788
The Procter & Gamble Company	8,760	525,424

		986,212
Personal Products - 0.06%
Herbalife, Ltd.	2,540	116,967
Tobacco - 0.96%
Altria Group, Inc.	26,730	535,669
Japan Tobacco, Inc.	74	230,054
KT&G Corp.	6,507	319,946
Lorillard, Inc.	2,440	175,631
Philip Morris International, Inc.	12,840	588,586
Reynolds American, Inc.	2,600	135,512

		1,985,398

		6,575,877
Energy - 3.99%
Energy Equipment & Services - 0.46%
China Oilfield Services, Ltd.	226,000	264,273
Dril-Quip, Inc. (I)	2,020	88,920
FMC Technologies, Inc. (I)(L)	1,370	72,144
Nabors Industries, Ltd. (I)	4,270	75,237
National Oilwell Varco, Inc.	10,220	337,975
Oceaneering International, Inc. (I)	1,430	64,207
Schlumberger, Ltd.	770	42,612

		945,368
Oil, Gas & Consumable Fuels - 3.53%
Anadarko Petroleum Corp.	4,500	162,405
Apache Corp.	1,140	95,977
BG Group PLC	24,663	365,089
Cameco Corp.	6,700	142,576
Canadian Natural Resources, Ltd.	10,300	341,834
Chevron Corp.	14,800	1,004,328
CNOOC, Ltd.	1,300	221,221
ConocoPhillips	14,030	688,733
Devon Energy Corp.	2,300	140,116
EOG Resources, Inc.	5,300	521,361
Exxon Mobil Corp.	29,235	1,668,441
Karoon Gas Australia, Ltd. (I)	23,968	119,074
Marathon Oil Corp.	13,885	431,685
Murphy Oil Corp.	940	46,577
Noble Energy, Inc.	3,100	187,023
Overseas Shipholding Group, Inc. (L)	3,020	111,861
Peabody Energy Corp.	8,820	345,127
Pioneer Natural Resources Company (L)	3,900	231,855
Total SA	5,204	231,601
Ultra Petroleum Corp. (I)(L)	2,700	119,475
Whiting Petroleum Corp. (I)	1,510	$118,414

		7,294,773

		8,240,141
Financials - 6.27%
Capital Markets - 0.68%
Ameriprise Financial, Inc.	9,050	326,977
Stifel Financial Corp. (I)(L)	2,030	88,082
The Bank of New York Mellon Corp.	1,760	43,454
The Goldman Sachs Group, Inc.	2,010	263,853
UBS AG (I)	51,800	686,638

		1,409,004
Commercial Banks - 1.64%
Bangkok Bank PCL, NVDR	68,500	267,435
BNP Paribas	1,904	101,663
CIT Group, Inc. (I)	4,800	162,528
Comerica, Inc.	9,200	338,836
Fifth Third Bancorp	10,160	124,866
KeyCorp	8,800	67,672
Mitsubishi UFJ Financial Group	72,100	326,841
PNC Financial Services Group, Inc.	1,990	112,435
Regions Financial Corp.	11,000	72,380
Seven Bank, Ltd.	141	255,310
U.S. Bancorp	3,030	67,721
UniCredit Italiano SpA	50,492	112,077
Wells Fargo & Company	54,000	1,382,400

		3,392,164
Consumer Finance - 0.26%
Capital One Financial Corp.	7,120	286,936
Credit Saison Company, Ltd.	15,000	155,160
SLM Corp. (I)	8,800	91,432

		533,528
Diversified Financial Services - 1.10%
Aberdeen Asset Management PLC	135,173	258,751
Bank of America Corp.	49,304	708,498
Citigroup, Inc. (I)	44,900	168,824
IntercontinentalExchange, Inc. (I)	1,200	135,636
JPMorgan Chase & Company	27,080	991,399

		2,263,108
Insurance - 1.92%
Aflac, Inc.	1,700	72,539
Assurant, Inc.	2,000	69,400
Assured Guaranty, Ltd.	4,680	62,104
Axis Capital Holdings, Ltd.	2,900	86,188
Berkshire Hathaway, Inc., Class B (L)(I)	4,160	331,510
Chubb Corp.	1,530	76,515
Everest Re Group, Ltd.	850	60,112
Genworth Financial, Inc., Class A (I)	8,190	107,043
Loews Corp.	9,700	323,107
Marsh & McLennan Companies, Inc.	13,400	302,170
MetLife, Inc.	2,920	110,259
Prudential Financial, Inc.	7,140	383,132
Reinsurance Group of America, Inc.	1,500	68,565
Resolution, Ltd.	418,660	393,828
Samsung Fire & Marine
Insurance Company, Ltd.	1,187	188,132
Symetra Financial Corp. (I)	6,900	82,800
T&D Holdings, Inc.	7,950	169,688
The Allstate Corp.	6,960	199,961
The Travelers Companies, Inc.	7,290	359,033
Unum Group	8,090	175,553
White Mountains Insurance Group, Ltd.	660	213,972

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	7,660	$122,637

		3,958,248
Real Estate Investment Trusts - 0.35%
Annaly Capital Management, Inc.	18,810	322,592
Apartment Investment & Management
Company, Class A (L)	4,800	92,976
SL Green Realty Corp.	3,000	165,120
The Link	55,688	137,780

		718,468
Real Estate Management & Development - 0.11%
Evergrande Real Estate Group, Ltd.	777,000	221,894
Thrifts & Mortgage Finance - 0.21%
Hudson City Bancorp, Inc.	27,820	340,517
New York Community Bancorp, Inc.	6,800	103,836

		444,353

		12,940,767
Health Care - 5.61%
Biotechnology - 1.05%
Affymax, Inc. (I)(L)	2,600	15,548
Alkermes, Inc. (I)	17,020	211,899
AMAG Pharmaceuticals, Inc. (I)(L)	1,310	44,999
Amgen, Inc. (I)	7,700	405,020
Biogen Idec, Inc. (I)(L)	7,670	363,942
Celgene Corp. (I)	1,300	66,066
Cephalon, Inc. (I)(L)	2,280	129,390
Cubist Pharmaceuticals, Inc. (I)	7,800	160,680
Gilead Sciences, Inc. (I)	12,080	414,102
Incyte Corp. (I)(L)	6,500	71,955
Onyx Pharmaceuticals, Inc. (I)	2,700	58,293
Pharmasset, Inc. (I)	1,600	43,744
Regeneron Pharmaceuticals, Inc. (I)(L)	3,700	82,584
Rigel Pharmaceuticals, Inc. (I)(L)	5,700	41,040
Seattle Genetics, Inc. (I)	5,500	65,945

		2,175,207
Health Care Equipment & Supplies - 0.38%
American Medical Systems
Holdings, Inc. (I)(L)	5,420	119,890
Boston Scientific Corp. (I)(L)	29,600	171,680
Cyberonics, Inc. (I)(L)	2,660	62,989
Intuitive Surgical, Inc. (I)(L)	980	309,308
Volcano Corp. (I)	5,100	111,282

		775,149
Health Care Providers & Services - 1.25%
Accretive Health, Inc. (I)	1,100	14,553
Aetna, Inc.	4,300	113,434
Cardinal Health, Inc.	2,200	73,942
Fleury SA (I)	8,100	89,706
Health Net, Inc. (I)(L)	7,400	180,338
Healthsouth Corp. (I)(L)	4,030	75,401
Humana, Inc. (I)	3,510	160,302
Lincare Holdings, Inc. (I)(L)	5,610	182,381
McKesson Corp.	2,780	186,705
Owens & Minor, Inc.	4,670	132,535
RehabCare Group, Inc. (I)	3,770	82,111
Team Health Holdings, Inc. (I)	4,057	52,416
UnitedHealth Group, Inc.	31,600	897,440
WellPoint, Inc. (I)	6,960	340,553

		2,581,817
Health Care Technology - 0.11%
SXC Health Solutions Corp. (I)	3,050	223,413
Life Sciences Tools & Services - 0.16%
ICON PLC, SADR (I)	2,960	$85,514
Pharmaceutical Product Development, Inc.	6,970	177,108
Thermo Fisher Scientific, Inc. (I)	1,300	63,765

		326,387
Pharmaceuticals - 2.66%
Abbott Laboratories	14,630	684,391
AstraZeneca PLC	4,522	212,476
AstraZeneca PLC, SADR (L)	4,400	207,372
Auxilium Pharmaceuticals, Inc. (I)(L)	2,220	52,170
Bristol-Myers Squibb Company	1,980	49,381
Daiichi Sankyo Company, Ltd.	17,500	312,963
Eli Lilly & Company (L)	32,180	1,078,030
Forest Laboratories, Inc. (I)	9,760	267,717
H. Lundbeck A/S (L)	15,002	204,338
Johnson & Johnson	8,060	476,024
King Pharmaceuticals, Inc. (I)	14,100	107,019
Merck & Company, Inc.	6,290	219,961
Perrigo Company (L)	1,100	64,977
Pfizer, Inc.	88,855	1,267,072
Salix Pharmaceuticals, Ltd. (I)	2,320	90,550
Shionogi & Company, Ltd.	10,000	206,884

		5,501,325

		11,583,298
Industrials - 5.25%
Aerospace & Defense - 1.30%
AerCap Holdings NV (I)	3,950	41,001
BAE Systems PLC (I)	54,009	250,909
CAE, Inc. (L)	15,600	135,257
General Dynamics Corp.	7,280	426,317
L-3 Communications Holdings, Inc.	4,360	308,862
Lockheed Martin Corp.	630	46,935
Northrop Grumman Corp.	7,220	393,057
Qinetiq PLC	204,436	355,308
Raytheon Company	8,140	393,895
Thales SA	6,699	215,338
The Boeing Company	1,060	66,515
United Technologies Corp.	710	46,086

		2,679,480
Air Freight & Logistics - 0.03%
United Parcel Service, Inc., Class B	1,100	62,579
Airlines - 0.14%
Allegiant Travel Company	1,990	84,953
Copa Holdings SA, Class A	2,410	106,570
Delta Air Lines, Inc. (I)(L)	7,800	91,650

		283,173
Building Products - 0.05%
Trex Company, Inc. (I)(L)	5,370	107,883
Commercial Services & Supplies - 0.34%
ACCO Brands Corp. (I)	3,400	16,966
Corrections Corp. of America (I)(L)	10,820	206,446
Knoll, Inc.	7,030	93,429
R.R. Donnelley & Sons Company	18,590	304,318
SYKES Enterprises, Inc. (I)	5,400	76,842

		698,001
Construction & Engineering - 0.16%
Vinci SA	8,067	332,183
Electrical Equipment - 0.30%
Belden, Inc.	21,700	477,400

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Regal-Beloit Corp.	2,690	$150,048

		627,448
Industrial Conglomerates - 0.83%
3M Company	3,670	289,893
Beijing Enterprises Holdings, Ltd.	48,000	311,202
General Electric Company	54,650	788,053
Jaiprakash Associates, Ltd.	119,795	327,035

		1,716,183
Machinery - 1.15%
ArvinMeritor, Inc. (I)(L)	8,110	106,241
Atlas Copco AB, Series A	14,248	208,586
Caterpillar, Inc.	7,990	479,959
Cummins, Inc.	2,800	182,364
Deere & Company	6,300	350,784
Eaton Corp.	4,800	314,112
Joy Global, Inc.	1,990	99,679
Navistar International Corp. (I)	3,180	156,456
Parker Hannifin Corp.	850	47,141
Terex Corp. (I)(L)	7,900	148,046
Trinity Industries, Inc. (L)	1,740	30,833
United Tractors Tbk PT	79,000	161,327
Wabash National Corp. (I)(L)	11,550	82,121

		2,367,649
Marine - 0.08%
Mitsui O.S.K. Lines, Ltd.	25,000	164,985
Professional Services - 0.13%
Dun & Bradstreet Corp.	1,000	67,120
The Advisory Board Company (I)	4,700	201,912

		269,032
Road & Rail - 0.34%
J.B. Hunt Transport Services, Inc.	2,697	88,111
Localiza Rent A Car SA	7,500	87,050
Norfolk Southern Corp.	3,400	180,370
Old Dominion Freight Lines, Inc. (I)(L)	4,370	153,562
Ryder Systems, Inc.	2,700	108,621
Vitran Corp., Inc. (I)	6,100	80,703

		698,417
Trading Companies & Distributors - 0.31%
Beacon Roofing Supply, Inc. (I)(L)	9,120	164,342
Mitsui & Company, Ltd.	27,500	323,303
Rush Enterprises, Inc., Class A (I)	7,640	102,070
WW Grainger, Inc.	510	50,720

		640,435
Transportation Infrastructure - 0.09%
Jiangsu Expressway, Ltd.	212,000	193,275

		10,840,723
Information Technology - 13.70%
Communications Equipment - 2.05%
Cisco Systems, Inc. (I)	14,650	312,192
Comverse Technology, Inc. (I)	144,000	1,123,200
DG Fastchannel, Inc. (I)	1,200	39,096
F5 Networks, Inc. (I)	7,500	514,275
Finisar Corp. (I)(L)	7,940	118,306
Harris Corp.	3,100	129,115
Ixia (I)	6,000	51,540
Motorola, Inc. (I)	135,000	880,200
Polycom, Inc. (I)	4,000	119,160
QUALCOMM, Inc.	17,920	588,493
Riverbed Technology, Inc. (I)	3,160	87,279
ZTE Corp., Class H	86,600	$262,676

		4,225,532
Computers & Peripherals - 2.95%
Apple, Inc. (I)	11,220	2,822,167
EMC Corp. (I)	52,300	957,090
Hewlett-Packard Company	5,740	248,426
Lexmark International, Inc., Class A (I)(L)	4,390	145,002
NetApp, Inc. (I)(L)	16,900	630,539
Netezza Corp. (I)	9,820	134,338
QLogic Corp. (I)(L)	6,840	113,681
SanDisk Corp. (I)	17,150	721,501
Teradata Corp. (I)	6,100	185,928
Western Digital Corp. (I)(L)	4,070	122,751

		6,081,423
Electronic Equipment, Instruments & Components - 0.69%
Celestica, Inc. (I)	6,440	51,906
Dolby Laboratories, Inc., Class A (I)	2,800	175,532
FUJIFILM Holdings Corp.	6,100	175,473
Hollysys Automation Technologies, Ltd. (I)(L)	5,670	51,087
Kingboard Laminates Holdings, Ltd.	184,000	152,988
Multi-Fineline Electronix, Inc. (I)	3,490	87,110
Nippon Electric Glass Company, Ltd.	10,000	113,802
Plexus Corp. (I)(L)	800	21,392
Samsung SDI Company, Ltd.	3,076	430,067
Sanmina-SCI Corp. (I)	11,630	158,284

		1,417,641
Internet Software & Services - 2.04%
Akamai Technologies, Inc. (I)	6,800	275,876
Alibaba.com, Ltd.	128,000	252,621
Baidu, Inc., SADR (I)	5,100	347,208
eBay, Inc. (I)	21,090	413,575
Equinix, Inc. (I)(L)	1,000	81,220
Google, Inc., Class A (I)	1,470	654,077
GSI Commerce, Inc. (I)(L)	7,820	225,216
ModusLink Global Solutions, Inc. (I)	13,300	80,199
Netease.com, Inc. (I)(L)	13,700	434,427
NHN Corp. (I)	1,799	267,731
SINA Corp. (I)	9,900	349,074
Sohu.com, Inc. (I)(L)	8,800	361,592
VeriSign, Inc. (I)(L)	3,000	79,650
VistaPrint NV (I)	2,210	104,953
Yahoo!, Inc. (I)	20,600	284,898

		4,212,317
IT Services - 1.05%
Cognizant Technology Solutions
Corp., Class A (I)	4,500	225,270
Computer Sciences Corp. (I)	5,670	256,568
International Business Machines Corp. (L)	9,100	1,123,668
MasterCard, Inc., Class A	1,480	295,304
The Western Union Company	17,700	263,906

		2,164,716
Semiconductors & Semiconductor Equipment - 1.99%
Altera Corp. (L)	14,040	348,332
Applied Micro Circuits Corp. (I)(L)	11,340	118,843
Broadcom Corp., Class A	10,600	349,482
Intel Corp.	38,000	739,100
LSI Corp. (I)	12,600	57,960
Maxim Integrated Products, Inc. (L)	60,800	1,017,184
Netlogic Microsystems, Inc. (I)(L)	3,770	102,544
Power Integrations, Inc. (L)	2,530	81,453
Samsung Electronics Company, Ltd.	399	250,527

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. (I)(L)	11,080	$186,033
Texas Instruments, Inc.	15,210	354,089
Wolfson Microelectronics PLC (I)	76,443	200,113
Xilinx, Inc. (L)	12,400	313,224

		4,118,884
Software - 2.93%
Activision Blizzard, Inc.	16,400	172,036
Citrix Systems, Inc. (I)(L)	8,226	347,384
Concur Technologies, Inc. (I)(L)	2,290	97,737
Electronic Arts, Inc. (I)	26,400	380,160
Informatica Corp. (I)	5,970	142,564
Intuit, Inc. (I)	2,350	81,710
Microsoft Corp.	51,100	1,175,811
Nintendo Company, Ltd.	1,980	576,767
Oracle Corp.	5,230	112,236
Perfect World Company, Ltd. (I)	10,300	226,703
Rovi Corp. (I)	2,230	84,538
Salesforce.com, Inc. (I)(L)	11,210	962,042
Shanda Interactive Entertainment, Ltd. (I)(L)	17,400	690,258
SuccessFactors, Inc. (I)(L)	4,740	98,545
Symantec Corp. (I)	10,930	151,708
TiVo, Inc. (I)	3,580	26,420
VMware, Inc., Class A (I)(L)	9,600	600,864
Websense, Inc. (I)	6,590	124,551

		6,052,034

		28,272,547
Materials - 3.02%
Chemicals - 0.75%
Eastman Chemical Company	2,810	149,942
Huabao International Holdings, Ltd.	413,000	526,986
LSB Industries, Inc. (I)	3,310	44,056
Lubrizol Corp.	3,820	306,784
Teijin, Ltd.	102,000	302,890
The Mosaic Company	5,550	216,339

		1,546,997
Construction Materials - 0.51%
BBMG Corp.	259,500	267,725
CRH PLC - London Exchange	17,647	358,870
HeidelbergCement AG	9,025	429,865

		1,056,460
Containers & Packaging - 0.06%
Silgan Holdings, Inc.	4,510	127,994
Metals & Mining - 1.64%
Barrick Gold Corp.	14,100	640,281
BHP Billiton, Ltd., SADR (L)	2,600	161,174
Cliffs Natural Resources, Inc.	5,600	264,096
First Quantum Minerals, Ltd.	4,800	241,454
Freeport-McMoRan Copper & Gold, Inc.	7,645	452,049
IAMGOLD Corp.	15,000	265,200
JSW Steel, Ltd.	7,905	178,674
Newmont Mining Corp. (L)	3,600	222,264
Silver Wheaton Corp. (I)	13,200	265,320
Steel Dynamics, Inc.	18,800	247,972
Titanium Metals Corp. (I)(L)	6,500	114,335
Walter Energy, Inc.	1,090	66,327
Xstrata PLC	9,336	122,314
Yamato Kogyo Company, Ltd.	5,500	136,860

		3,378,320
Paper & Forest Products - 0.06%
International Paper Company	5,800	$131,254

		6,241,025
Telecommunication Services - 1.97%
Diversified Telecommunication Services - 1.04%
AT&T, Inc.	42,460	1,027,107
KT Corp.	11,581	425,749
Telefonica SA	13,316	245,900
Verizon Communications, Inc.	16,230	454,765

		2,153,521
Wireless Telecommunication Services - 0.93%
Advanced Info Service PLC	232,900	623,775
America Movil SAB de CV, Series L, ADR	6,800	323,000
American Tower Corp., Class A (I)	8,700	387,150
SK Telecom Company, Ltd.	2,045	267,839
Vodafone Group PLC	153,220	317,506

		1,919,270

		4,072,791
Utilities - 1.27%
Electric Utilities - 0.59%
Entergy Corp.	5,270	377,437
Exelon Corp.	3,900	148,083
Pinnacle West Capital Corp.	8,850	321,786
PPL Corp. (L)	15,000	374,250

		1,221,556
Gas Utilities - 0.30%
Energen Corp. (L)	3,240	143,629
Snam Rete Gas SpA	64,413	256,072
Xinao Gas Holdings, Ltd.	98,000	211,416

		611,117
Independent Power Producers & Energy Traders - 0.12%
Constellation Energy Group, Inc.	7,890	254,453
Multi-Utilities - 0.26%
CenterPoint Energy, Inc.	5,310	69,880
Integrys Energy Group, Inc. (L)	1,160	50,738
NiSource, Inc.	17,020	246,790
PG&E Corp.	2,100	86,310
Xcel Energy, Inc.	4,260	87,799

		541,517

		2,628,643

TOTAL COMMON STOCKS (Cost $106,328,775)		$104,168,836

PREFERRED STOCKS - 0.01%
Diversified Financials - 0.01%
Capital One Capital V 10.250%	20,000	21,100

TOTAL PREFERRED STOCKS (Cost $19,770)		$21,100

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.96%
U.S. Treasury Bonds - 5.54%
2.625%, 04/30/2016	950,000	976,125
4.250%, 05/15/2039	350,000	370,070
4.375%, 02/15/2038 (F)	175,000	189,219
4.625%, 02/15/2040	700,000	786,843
5.250%, 11/15/2028	400,000	481,438
5.500%, 08/15/2028	350,000	432,688
6.250%, 08/15/2023 (F)	1,000,000	1,296,250
7.250%, 05/15/2016 to 08/15/2022	2,730,000	3,680,770

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
8.750%, 05/15/2017 to 08/15/2020	$2,200,000	$3,224,782

		11,438,185
U.S. Treasury Notes - 1.39%
3.125%, 08/31/2013 to 10/31/2016	2,000,000	2,115,667
4.500%, 11/30/2011	710,000	750,714

		2,866,381
Federal Home Loan Mortgage Corp. - 0.47%
4.500%, 10/01/2038	169,497	176,085
5.125%, 10/18/2016	400,000	457,913
5.250%, 04/18/2016	300,000	344,453

		978,451
Federal National Mortgage Association - 0.79%
4.500%, TBA	225,000	233,174
4.520%, 04/01/2020	299,419	318,685
4.680%, 02/01/2020	299,193	322,184
4.875%, 12/15/2016	200,000	226,058
6.000%, 05/15/2011	500,000	524,467

		1,624,568
Government National Mortgage Association - 0.27%
5.000%, 04/15/2036 to 04/15/2038	513,243	548,697
Treasury Inflation Protected Securities (D) - 0.50%
2.625%, 07/15/2017	915,083	1,032,257

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $17,829,401)		$18,488,539

FOREIGN GOVERNMENT
OBLIGATIONS - 0.37%
Brazil - 0.27%
Federative Republic of Brazil
5.875%, 01/15/2019	200,000	219,500
7.125%, 01/20/2037	30,000	35,400
10.000%, 01/01/2017	600,000	300,344

		555,244
Hungary - 0.04%
Republic of Hungary
6.250%, 01/29/2020	85,000	83,659
Qatar - 0.06%
Government of Qatar
4.000%, 01/20/2015 (S)	120,000	123,300

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $671,183)		$762,203

CORPORATE BONDS - 16.13%
Basic Materials - 0.48%
Agrium, Inc.
7.125%, 05/23/2036	85,000	98,923
ArcelorMittal
6.125%, 06/01/2018	200,000	209,176
CF Industries, Inc.
7.125%, 05/01/2020	15,000	15,375
Cytec Industries, Inc.
6.000%, 10/01/2015	50,000	54,960
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	15,000	15,300
International Paper Co.
7.400%, 06/15/2014	30,000	34,187
International Paper Company
7.300%, 11/15/2039	30,000	33,082
MeadWestvaco Corp.
7.375%, 09/01/2019	$50,000	$54,330
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	175,000	186,175
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	125,000	142,468
Vale Inco, Ltd.
5.700%, 10/15/2015	60,000	64,334
Weyerhaeuser Company
7.375%, 10/01/2019	75,000	79,253

		987,563
Communications - 2.79%
AT&T Wireless Services, Inc.
8.750%, 03/01/2031	60,000	82,368
AT&T, Inc.
5.500%, 02/01/2018	150,000	165,875
6.300%, 01/15/2038	300,000	325,555
7.875%, 03/01/2011	50,000	52,283
British Telecommunications PLC
9.375%, 12/15/2010	30,000	31,027
9.875%, 12/15/2030	50,000	61,021
CBS Corp.
5.750%, 04/15/2020	30,000	32,200
8.200%, 05/15/2014	95,000	111,997
Cincinnati Bell, Inc.
8.250%, 10/15/2017	15,000	14,025
Comcast Cable Communications
8.500%, 05/01/2027	50,000	61,815
Comcast Corp.
5.850%, 11/15/2015	35,000	39,560
6.450%, 03/15/2037	300,000	324,390
COX Communications, Inc.
5.450%, 12/15/2014	80,000	88,302
6.250%, 06/01/2018 (S)	35,000	39,027
8.375%, 03/01/2039 (S)	80,000	108,747
Cricket Communications, Inc.
7.750%, 05/15/2016	25,000	25,500
CSC Holdings, Inc.
7.625%, 07/15/2018	60,000	60,675
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	100,000	129,170
DirecTV Holdings LLC
4.750%, 10/01/2014	70,000	74,135
Discovery Communications LLC
5.050%, 06/01/2020	65,000	67,565
Equinix, Inc.
8.125%, 03/01/2018	20,000	20,450
France Telecom SA
8.500%, 03/01/2031	100,000	137,610
Frontier Communications Corp.
7.125%, 03/15/2019	25,000	23,125
Grupo Televisa SA
6.625%, 01/15/2040	95,000	98,983
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	25,000	27,563
Liberty Media Corp.
8.250%, 02/01/2030	30,000	27,600
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	200,000	208,598
NetFlix, Inc.
8.500%, 11/15/2017	15,000	15,600
News America Holdings, Inc.
9.250%, 02/01/2013	10,000	11,775

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
News America, Inc.
6.150%, 03/01/2037	$75,000	$78,220
7.280%, 06/30/2028	140,000	156,904
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	20,000	20,550
Qwest Corp.
8.375%, 05/01/2016	55,000	60,088
Rogers Communications, Inc.
6.800%, 08/15/2018	165,000	195,047
Rogers Wireless, Inc.
7.250%, 12/15/2012	50,000	55,943
SBA Telecommunications, Inc.
8.250%, 08/15/2019 (S)	15,000	15,788
Sprint Capital Corp.
6.900%, 05/01/2019	15,000	13,575
Telecom Italia Capital SA
5.250%, 11/15/2013	175,000	180,757
6.000%, 09/30/2034	150,000	128,510
6.200%, 07/18/2011	50,000	51,812
Telefonica Emisiones SAU
5.134%, 04/27/2020	265,000	265,608
Thomson Reuters Corp.
4.700%, 10/15/2019	175,000	185,198
Time Warner Cable, Inc.
5.000%, 02/01/2020	115,000	117,604
5.850%, 05/01/2017	75,000	82,346
6.550%, 05/01/2037	40,000	43,113
6.750%, 07/01/2018	100,000	114,788
8.250%, 02/14/2014	50,000	59,102
Time Warner Companies, Inc.
9.125%, 01/15/2013	50,000	58,193
Time Warner, Inc.
5.875%, 11/15/2016	15,000	16,910
7.625%, 04/15/2031	150,000	180,446
Verizon Communications, Inc.
5.550%, 02/15/2016	50,000	56,000
6.400%, 02/15/2038	50,000	55,102
6.900%, 04/15/2038	50,000	58,436
8.750%, 11/01/2018	210,000	272,994
8.950%, 03/01/2039	25,000	35,414
Verizon Wireless Capital LLC
5.550%, 02/01/2014	165,000	184,989
8.500%, 11/15/2018	35,000	45,505
Viacom, Inc.
5.625%, 09/15/2019	180,000	197,180
6.125%, 10/05/2017	30,000	34,069
6.250%, 04/30/2016	75,000	85,069
Videotron Ltee
9.125%, 04/15/2018	15,000	16,275
Vodafone Group PLC
5.450%, 06/10/2019	140,000	149,866
Windstream Corp.
7.875%, 11/01/2017	20,000	19,525

		5,757,467
Consumer, Cyclical - 0.54%
Continental Airlines, Inc., Series 1997-4A
6.900%, 01/02/2018	46,312	46,312
CVS Caremark Corp.
6.125%, 08/15/2016	110,000	125,828
D.R. Horton, Inc.
7.875%, 08/15/2011	60,000	62,700
Daimler Finance North America LLC
7.300%, 01/15/2012	210,000	226,361
Ford Motor Company
7.450%, 07/16/2031	$35,000	$31,588
Limited Brands, Inc.
7.000%, 05/01/2020	10,000	10,075
Macy’s Retail Holdings, Inc.
5.900%, 12/01/2016	30,000	30,075
6.900%, 04/01/2029	50,000	48,125
Navistar International Corp.
8.250%, 11/01/2021	15,000	15,225
Newell Rubbermaid, Inc.
5.500%, 04/15/2013	30,000	32,147
Penn National Gaming, Inc.
8.750%, 08/15/2019	20,000	20,550
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	20,000	20,175
QVC, Inc.
7.500%, 10/01/2019 (S)	20,000	19,650
Southwest Airlines Company, Series 2007-1
6.150%, 08/01/2022	22,618	23,297
Staples, Inc.
9.750%, 01/15/2014	70,000	85,866
Tenneco, Inc.
8.125%, 11/15/2015	20,000	20,100
Wynn Las Vegas LLC
6.625%, 12/01/2014	15,000	15,038
Yum! Brands Inc
5.300%, 09/15/2019	260,000	279,553

		1,112,665
Consumer, Non-cyclical - 2.24%
Altria Group, Inc.
9.700%, 11/10/2018	165,000	208,953
10.200%, 02/06/2039	25,000	33,535
AmerisourceBergen Corp.
4.875%, 11/15/2019	30,000	31,082
5.875%, 09/15/2015	75,000	83,908
Amgen, Inc.
6.400%, 02/01/2039	40,000	47,368
6.900%, 06/01/2038	100,000	125,576
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	30,000	31,405
7.750%, 01/15/2019 (S)	175,000	212,408
BAT International Finance PLC
9.500%, 11/15/2018 (S)	15,000	19,656
Boston Scientific Corp.
6.000%, 01/15/2020	55,000	54,605
Bottling Group LLC
5.125%, 01/15/2019	45,000	49,999
Cargill, Inc.
5.600%, 09/15/2012 (S)	150,000	162,772
Coca-Cola Enterprises, Inc.
7.375%, 03/03/2014	145,000	172,835
Companhia de Bebidas das Americas
8.750%, 09/15/2013	60,000	70,200
Constellation Brands, Inc.
7.250%, 05/15/2017	15,000	15,206
Deluxe Corp.
7.375%, 06/01/2015	30,000	29,775
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	45,000	45,521
6.820%, 05/01/2018	85,000	101,376
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	235,000	264,535

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Express Scripts, Inc.
6.250%, 06/15/2014	$60,000	$67,933
7.500%, 02/15/2019	5,000	6,202
General Mills, Inc.
5.200%, 03/17/2015	5,000	5,609
5.250%, 08/15/2013	185,000	204,054
5.650%, 02/15/2019	25,000	28,407
HCA, Inc.
8.500%, 04/15/2019	55,000	58,300
Kellogg Company
4.450%, 05/30/2016	100,000	109,246
Kraft Foods, Inc.
4.125%, 02/09/2016	170,000	179,431
6.750%, 02/19/2014	40,000	45,986
6.875%, 02/01/2038	70,000	81,361
Life Technologies Corp.
6.000%, 03/01/2020	30,000	32,487
Lorillard Tobacco Company
6.875%, 05/01/2020	25,000	25,396
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	71,680
Merck & Company, Inc.
4.000%, 06/30/2015	125,000	135,380
Molson Coors Capital Financial
4.850%, 09/22/2010	30,000	30,269
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	45,000	50,375
PepsiCo, Inc.
7.900%, 11/01/2018	65,000	84,042
Pfizer, Inc.
6.200%, 03/15/2019	170,000	202,028
Philip Morris International, Inc.
5.650%, 05/16/2018	195,000	213,315
President and Fellows of Harvard College
5.625%, 10/01/2038	100,000	110,525
Princeton University
5.700%, 03/01/2039	40,000	44,763
Quest Diagnostics, Inc.
6.950%, 07/01/2037	150,000	171,357
Reynolds American, Inc.
7.250%, 06/01/2013	45,000	49,505
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	150,000	174,734
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	20,000	22,150
SUPERVALU, Inc.
8.000%, 05/01/2016	25,000	24,750
Tenet Healthcare Corp.
8.875%, 07/01/2019 (S)	30,000	31,800
The Kroger Company
6.200%, 06/15/2012	50,000	54,411
6.750%, 04/15/2012	160,000	174,234
Tyson Foods, Inc.
7.850%, 04/01/2016	45,000	48,938
UnitedHealth Group, Inc.
6.000%, 02/15/2018	75,000	83,626
WellPoint, Inc.
7.000%, 02/15/2019	30,000	35,585
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	200,000	202,290

		4,620,884
Energy - 0.85%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	40,000	31,819
Basic Energy Services, Inc.
11.625%, 08/01/2014	$15,000	$16,125
Burlington Resources Finance Company
7.400%, 12/01/2031	25,000	31,260
Canadian Natural Resources, Ltd.
4.900%, 12/01/2014	75,000	81,593
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	20,000	22,134
Chesapeake Energy Corp.
6.875%, 11/15/2020	20,000	20,175
ConocoPhillips
4.600%, 01/15/2015	85,000	92,858
5.900%, 05/15/2038	70,000	78,727
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	5,000	5,163
8.250%, 04/01/2020 (S)	10,000	10,425
El Paso Corp.
7.000%, 06/15/2017	35,000	34,803
Enterprise Products Operating LLC
5.250%, 01/31/2020	110,000	113,247
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	15,000	13,350
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	235,000	250,965
6.500%, 02/01/2037	50,000	50,954
6.850%, 02/15/2020	100,000	113,808
Marathon Oil Corp.
6.500%, 02/15/2014	65,000	73,188
Newfield Exploration Company
7.125%, 05/15/2018	10,000	9,900
Nexen, Inc.
7.500%, 07/30/2039	20,000	23,439
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	200,000	199,159
Peabody Energy Corp.
7.375%, 11/01/2016	35,000	36,444
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	25,127
Plains All American Pipeline LP
5.750%, 01/15/2020	70,000	72,331
Range Resources Corp.
7.500%, 10/01/2017	10,000	10,088
Tesoro Corp.
9.750%, 06/01/2019	15,000	15,563
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	35,000	44,713
Valero Energy Corp.
4.500%, 02/01/2015	70,000	71,929
XTO Energy, Inc.
5.500%, 06/15/2018	175,000	200,115

		1,749,402
Financial - 6.68%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	89,818
ACE INA Holdings, Inc.
5.700%, 02/15/2017	75,000	82,121
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	70,000	77,092
AMB Property LP
6.125%, 12/01/2016	55,000	58,799
American Express Centurion Bank
6.000%, 09/13/2017	250,000	274,714
Ameriprise Financial, Inc.
5.300%, 03/15/2020	40,000	41,790

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Australia & New Zealand Banking Group, Ltd.
3.700%, 01/13/2015 (S)	$175,000	$177,769
AvalonBay Communities, Inc.
6.100%, 03/15/2020	285,000	314,992
Bank of America Corp.
5.625%, 07/01/2020	65,000	65,516
5.650%, 05/01/2018	415,000	425,297
5.750%, 12/01/2017	60,000	62,225
Bank of New York Mellon Corp.
4.300%, 05/15/2014	60,000	64,442
Barclays Bank PLC
6.750%, 05/22/2019	120,000	133,492
BNP Paribas
3.250%, 03/11/2015	165,000	163,286
Brandywine Operating Partnership LP
7.500%, 05/15/2015	125,000	136,298
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	40,000	44,600
Capital One Financial Corp.
7.375%, 05/23/2014	45,000	51,456
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	58,893	54,217
Citigroup Capital XXI (8.300% to 12/21/2037,
then 3 month LIBOR + 4.170%)
12/21/2057	50,000	48,697
Citigroup, Inc.
4.750%, 05/19/2015	50,000	49,974
5.500%, 08/27/2012	100,000	104,237
6.125%, 11/21/2017	75,000	78,323
6.500%, 08/19/2013	245,000	260,968
6.875%, 03/05/2038	150,000	157,360
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	180,000	176,158
Credit Suisse New York
6.000%, 02/15/2018	300,000	313,040
Discover Financial Services
6.450%, 06/12/2017	140,000	141,290
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)	25,000	25,625
Equity One, Inc.
6.000%, 09/15/2017	80,000	81,397
Federal Realty Investment Trust
5.650%, 06/01/2016	20,000	21,361
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	16,256
General Electric Capital Corp.
2.000%, 09/28/2012	515,000	527,296
2.800%, 01/08/2013	400,000	404,442
3.750%, 11/14/2014	150,000	153,447
4.800%, 05/01/2013	225,000	239,868
6.750%, 03/15/2032	90,000	96,861
6.875%, 01/10/2039	15,000	16,562
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	65,000	67,061
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	15,000	13,613
Health Care Property, Inc.
5.650%, 12/15/2013	185,000	195,194
Host Hotels & Resorts LP
6.375%, 03/15/2015	15,000	14,700
HSBC Finance Corp.
4.750%, 07/15/2013	50,000	52,370
HSBC Holdings PLC
0.733%, 10/06/2016 (P)	$150,000	$147,419
6.800%, 06/01/2038	300,000	323,304
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	115,000	112,648
International Lease Finance Corp.
5.625%, 09/15/2010	50,000	49,813
6.375%, 03/25/2013	45,000	42,188
International Lease Finance Corp. Series MTN
5.650%, 06/01/2014	30,000	26,625
John Deere Capital Corp.
5.100%, 01/15/2013	70,000	75,998
JPMorgan Chase & Company
3.700%, 01/20/2015	175,000	178,998
5.375%, 10/01/2012	50,000	54,042
6.000%, 01/15/2018	345,000	380,961
6.125%, 06/27/2017	100,000	109,403
6.400%, 05/15/2038	250,000	289,379
Kimco Realty Corp.
6.875%, 10/01/2019	120,000	133,694
Lazard Group LLC
6.850%, 06/15/2017	200,000	202,539
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	250,000	259,948
Liberty Property LP
7.250%, 03/15/2011	30,000	30,949
Lincoln National Corp.
4.300%, 06/15/2015	60,000	61,027
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	120,432
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013 to 07/15/2014	210,000	221,274
6.400%, 08/28/2017	55,000	57,350
6.875%, 04/25/2018	165,000	176,019
MetLife, Inc.
5.000%, 06/15/2015	150,000	160,331
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	25,000	27,039
Morgan Stanley
4.200%, 11/20/2014	100,000	98,744
5.300%, 03/01/2013	300,000	311,972
6.000%, 04/28/2015	100,000	104,508
Morgan Stanley Dean Witter
6.600%, 04/01/2012	75,000	79,593
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	100,000	104,813
Nationwide Mutual Insurance Co.
9.375%, 08/15/2039 (S)	100,000	117,216
NB Capital Trust IV
8.250%, 04/15/2027	55,000	53,625
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	115,000	118,660
Nomura Holdings, Inc.
5.000%, 03/04/2015	80,000	84,534
Principal Financial Group, Inc.
6.050%, 10/15/2036	175,000	163,869
Provident Funding Associates
10.250%, 04/15/2017 (S)	25,000	25,250
Prudential Financial, Inc.
4.750%, 09/17/2015	120,000	123,891
6.625%, 06/21/2040	65,000	66,809
Prudential Financial, Inc., Series D, MTN
5.150%, 01/15/2013	115,000	121,708
Realty Income Corp.
6.750%, 08/15/2019	210,000	231,760

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Santander Holdings USA, Inc.
4.800%, 09/01/2010	$30,000	$30,175
Simon Property Group LP
5.300%, 05/30/2013	45,000	48,412
6.100%, 05/01/2016	45,000	49,947
6.750%, 05/15/2014	120,000	134,870
The Bear Stearns Companies LLC
5.350%, 02/01/2012	15,000	15,858
6.400%, 10/02/2017	115,000	127,736
6.950%, 08/10/2012	25,000	27,422
The Charles Schwab Corp.
4.950%, 06/01/2014	55,000	59,633
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	90,000	96,720
6.150%, 04/01/2018	295,000	309,018
6.250%, 09/01/2017	85,000	89,966
6.750%, 10/01/2037	180,000	176,462
7.500%, 02/15/2019	110,000	122,956
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	160,466
6.375%, 02/01/2011	125,000	126,447
UFJ Finance Aruba AEC
6.750%, 07/15/2013	100,000	111,997
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	60,000	63,736
Unitrin, Inc.
6.000%, 05/15/2017	25,000	24,642
Unum Group
7.125%, 09/30/2016	45,000	49,444
W.R. Berkley Corp.
5.600%, 05/15/2015	100,000	101,067
Wachovia Corp.
5.750%, 06/15/2017	180,000	196,596
Wachovia Corp., MTN
5.500%, 05/01/2013	195,000	211,641
WEA Finance LLC
7.125%, 04/15/2018 (S)	135,000	152,324
7.500%, 06/02/2014 (S)	100,000	113,326
Wells Fargo & Company
3.750%, 10/01/2014	150,000	153,575
4.950%, 10/16/2013	240,000	255,259
Westpac Banking Corp.
4.200%, 02/27/2015	150,000	156,122

		13,788,173
Industrial - 0.56%
Avnet, Inc.
6.625%, 09/15/2016	75,000	83,507
Ball Corp.
6.750%, 09/15/2020	30,000	30,300
Bombardier, Inc.
7.750%, 03/15/2020 (S)	25,000	25,938
CNH America LLC
7.250%, 01/15/2016	15,000	15,038
General Electric Company
5.250%, 12/06/2017	280,000	304,474
Holcim US Finance
6.000%, 12/30/2019 (S)	70,000	74,674
L-3 Communications Corp.
5.200%, 10/15/2019	120,000	125,166
Masco Corp.
7.125%, 03/15/2020	65,000	63,114
Masco Corpmasco Corp.
6.500%, 08/15/2032	15,000	12,681
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017 (S)	$15,000	$15,113
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	30,000	31,275
Republic Services, Inc.
5.250%, 11/15/2021 (S)	180,000	189,387
Rock-Tenn Company
9.250%, 03/15/2016	15,000	16,088
Textron, Inc.
7.250%, 10/01/2019	60,000	68,498
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	40,000	41,272
Waste Management, Inc.
6.375%, 03/11/2015	60,000	68,807

		1,165,332
Technology - 0.32%
Fiserv, Inc.
6.125%, 11/20/2012	60,000	65,792
International Business Machines Corp.
5.700%, 09/14/2017	100,000	116,228
Mantech International Corp.
7.250%, 04/15/2018 (S)	10,000	10,100
Oracle Corp.
6.125%, 07/08/2039	125,000	146,197
Seagate Technology International
10.000%, 05/01/2014 (S)	80,000	91,200
Unisys Corp.
12.750%, 10/15/2014 (S)	35,000	39,113
Xerox Corp.
4.250%, 02/15/2015	60,000	62,118
6.350%, 05/15/2018	50,000	55,772
6.400%, 03/15/2016	60,000	67,440

		653,960
Utilities - 1.67%
AES Corp.
8.000%, 06/01/2020	45,000	45,225
Atmos Energy Corp.
6.350%, 06/15/2017	30,000	33,365
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	61,498
6.500%, 07/15/2012	40,000	43,662
CenterPoint Energy Houston Electric
LLC, Series U
7.000%, 03/01/2014	45,000	52,205
CenterPoint Energy, Inc.
6.500%, 05/01/2018	70,000	77,422
Commonwealth Edison Company
5.950%, 08/15/2016	150,000	171,420
Dominion Resources, Inc.
6.400%, 06/15/2018	70,000	81,059
7.000%, 06/15/2038	65,000	78,682
Duke Energy Corp.
5.650%, 06/15/2013	160,000	176,417
EDP Finance BV
4.900%, 10/01/2019 (S)	115,000	104,197
Electricite de France
6.950%, 01/26/2039 (S)	75,000	90,396
Enel Finance International SA
6.800%, 09/15/2037 (S)	175,000	187,154
Georgia Power Company
5.250%, 12/15/2015	165,000	185,314
Midamerican Energy Company, MTN
5.125%, 01/15/2013	100,000	108,850

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Midamerican Energy Holdings Company
6.125%, 04/01/2036	$75,000	$82,573
Nevada Power Company
6.500%, 08/01/2018	70,000	80,132
NiSource Finance Corp.
6.400%, 03/15/2018	75,000	82,525
Northern States Power Company
6.250%, 06/01/2036	35,000	41,233
NRG Energy, Inc.
7.375%, 01/15/2017	15,000	14,850
NSTAR
4.500%, 11/15/2019	20,000	21,250
Ohio Edison Company
6.875%, 07/15/2036	80,000	89,570
Oncor Electric Delivery Company
7.500%, 09/01/2038	70,000	87,392
Potomac Electric Power Company
6.500%, 11/15/2037	125,000	149,313
PPL Electric Utilities Corp.
6.250%, 05/15/2039	20,000	23,407
Public Service Company of Colorado
5.125%, 06/01/2019	165,000	182,651
Puget Sound Energy, Inc.
5.757%, 10/01/2039	140,000	144,898
San Diego Gas & Electric Company
6.000%, 06/01/2039	35,000	40,892
Sempra Energy
6.500%, 06/01/2016	115,000	131,962
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	70,000	78,426
Southern California Edison Company
6.000%, 01/15/2034	150,000	172,567
Union Electric Company
6.400%, 06/15/2017	75,000	85,071
6.700%, 02/01/2019	75,000	87,184
Virginia Electric and Power Company
8.875%, 11/15/2038	100,000	145,047
Wisconsin Energy Corp.
6.200%, 04/01/2033	15,000	16,847
Wisconsin Power and Light Company
5.000%, 07/15/2019	125,000	137,845
Xcel Energy, Inc.
4.700%, 05/15/2020	65,000	67,636

		3,460,137

TOTAL CORPORATE BONDS (Cost $30,575,674)		$33,295,583

MUNICIPAL BONDS - 0.79%
California - 0.25%
Bay Area Toll Authority
6.263%, 04/01/2049	150,000	158,390
Irvine Ranch Water District Joint
Powers Agency
2.605%, 03/15/2014	130,000	133,284
Los Angeles Unified School District
5.750%, 07/01/2034	125,000	125,161
University of California
5.770%, 05/15/2043	85,000	88,998

		505,833
Illinois - 0.13%
Chicago Illinois O’Hare International Airport
6.845%, 01/01/2038	$155,000	$164,613
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	98,901

		263,514
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	44,320
Massachusetts - 0.06%
Massachusetts School Building Authority
5.715%, 08/15/2039	120,000	131,874
Missouri - 0.06%
University of Missouri
5.960%, 11/01/2039	110,000	121,262
New Jersey - 0.06%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	126,042
New York - 0.12%
New York State Thruway Authority
5.883%, 04/01/2030	185,000	206,795
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	49,585

		256,380
Texas - 0.09%
North Texas Tollway Authority
6.718%, 01/01/2049	155,000	174,558

TOTAL MUNICIPAL BONDS (Cost $1,499,304)		$1,623,783

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.34%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class A5,
4.857%, 07/10/2043 (P)	260,000	273,993
Series 2005-6, Class A4,
5.350%, 09/10/2047 (P)	185,000	197,637
Bear Stearns Commercial Mortgage Securities
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	245,000	255,582
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	195,000	203,532
Series 2006-PW12, Class A4,
5.907%, 09/11/2038 (P)	255,000	273,614
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	300,000	310,408
Series 2006-T24, Class A4,
5.537%, 10/12/2041	300,000	314,828
Series 2006-PW11, Class A4,
5.624%, 03/11/2039 (P)	225,000	239,061
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4
5.609%, 02/15/2039 (P)	300,000	315,656
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	300,000	311,569
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	70,000	74,826
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%, 07/10/2039	300,000	310,370

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2005-LDP4, Class A4
4.918%, 10/15/2042 (P)	$175,000	$183,001
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%, 05/12/2039 (P)	100,000	106,829
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	300,000	315,612
Series 2005-T19, Class A4A,
4.890%, 06/12/2047	250,000	264,759
Series 2006-T21, Class A4,
5.162%, 10/12/2052 (P)	100,000	104,650
Series 2006-IQ11, Class A4,
5.940%, 10/15/2042 (P)	185,000	198,121
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	180,000	189,821
Series 2001, Class A4,
6.390%, 07/15/2033	76,308	78,822
Series 2001-TOP1, Class A4,
6.660%, 02/15/2033	49,825	50,526
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	70,000	73,328
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4,
4.935%, 04/15/2042	100,000	105,268
Series 2005-C20, Class A7,
5.118%, 07/15/2042 (P)	85,000	90,036

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,218,657)		$4,841,849

ASSET BACKED SECURITIES - 0.18%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	235,000	250,542
Capital Auto Receivables Asset Trust,
Series 2006-2, Class A3A
4.980%, 05/15/2011	364	365
CenterPoint Energy Transition Bond
Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	34,502	35,940
Series A-4,
5.170%, 08/01/2019	28,000	32,133
USAA Auto Owner Trust,
Series 2006-4, Class A4
4.980%, 10/15/2012	44,359	44,845

TOTAL ASSET BACKED SECURITIES (Cost $341,834)		$363,825

INVESTMENT COMPANIES - 0.12%
Diversified Financials - 0.09%
iShares Russell 2000 Growth Index Fund (L)	2,800	186,424
Investment Companies - 0.03%
SPDR Trust Series 1 (L)	550	56,771

TOTAL INVESTMENT COMPANIES (Cost $267,854)		$243,195

WARRANTS - 0.00%
Banks - 0.00%
Washington Mutual, Inc. (Expiration
Date: 04/14/2013) (I)	1,429	$0

TOTAL WARRANTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 24.75%
Repurchase Agreement - 15.89%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2010 at 0.040% to be repurchased at $32,800,036 on 07/01/2010, collateralized by $32,800,599 Federal National Mortgage Association, 1.000% due 04/04/2012 (valued at $33,456,611, including interest)	$32,800,000	32,800,000
Securities Lending Collateral - 8.86%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	1,826,317	18,279,609

TOTAL SHORT-TERM INVESTMENTS (Cost $51,078,284)		$51,079,609

Other assets and liabilities, net - (4.11%)		(8,474,500)
Total Investments (Core Allocation Plus Trust)
(Cost $212,830,736) - 104.11%		$214,888,522

TOTAL NET ASSETS - 100.00%		$206,414,022

Core Disciplined Diversification Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.03%
John Hancock Trust (G) - 100.03%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	1,256,604	$11,246,604
Disciplined Diversification, Series NAV (DFA)	5,004,028	53,242,857
International Index, Series NAV (MFC
Global U.S.A.) (A)	739,546	10,649,456
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	101,352	1,416,895
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	137,862	1,505,451
Total Bond Market
A, Series NAV (Declaration) (A)	785,937	11,105,293

		89,166,556

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $90,946,499)		$89,166,556

Total Investments (Core Disciplined Diversification Trust)
(Cost $90,946,499) - 100.03%		$89,166,556
Other assets and liabilities, net - (0.03%)		(23,611)

TOTAL NET ASSETS - 100.00%		$89,142,945

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Diversified Growth & Income Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.21%
John Hancock Trust (G) - 40.21%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	59,840	$535,565
International Index, Series NAV (MFC
Global U.S.A.) (A)	6,879	99,065
Total Bond Market
A, Series NAV (Declaration) (A)	20,921	295,607

		930,237

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $985,471)		$930,237

INVESTMENT COMPANIES - 60.30%
American Funds Insurance Series - 60.30%
American Blue Chip Income & Growth
Fund - Class 1	23,716	183,797
American Global Growth Fund - Class 1	7,767	136,148
American Growth Fund - Class 1	4,193	183,968
American Growth-Income Fund - Class 1	12,840	365,694
American International Fund - Class 1	5,550	82,092
American U.S. Government Fund - Class 1	34,777	443,411

		1,395,110

TOTAL INVESTMENT COMPANIES (Cost $1,483,458)		$1,395,110

Total Investments (Core Diversified Growth & Income Trust)
(Cost $2,468,929) - 100.51%		$2,325,347
Other assets and liabilities, net - (0.51%)		(11,822)

TOTAL NET ASSETS - 100.00%		$2,313,525

Core Fundamental Holdings Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 40.01%
John Hancock Trust (G) - 40.01%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	3,494,373	$31,274,642
International Index, Series NAV (MFC
Global U.S.A.) (A)	600,725	8,650,433
Total Bond Market
A, Series NAV (Declaration) (A)	1,975,249	27,910,265

		67,835,340

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $67,990,175)		$67,835,340

INVESTMENT COMPANIES - 60.00%
American Funds Insurance Series - 60.00%
American Blue Chip Income & Growth
Fund - Class 1	1,513,289	11,727,990
American Growth Fund - Class 1	267,335	11,727,991
American Growth-Income Fund - Class 1	823,595	23,455,982
American International Fund - Class 1	877,326	12,975,650
American U.S. Government Fund - Class 1	3,281,237	41,835,769

		101,723,382

TOTAL INVESTMENT COMPANIES (Cost $103,561,877)		$101,723,382

Total Investments (Core Fundamental Holdings Trust)
(Cost $171,552,052) - 100.01%		$169,558,722
Other assets and liabilities, net - (0.01%)		(22,073)

TOTAL NET ASSETS - 100.00%		$169,536,649

Core Global Diversification Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 39.98%
John Hancock Trust (G) - 39.98%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	1,920,168	$17,185,501
International Index, Series NAV (MFC
Global U.S.A.) (A)	2,256,661	32,495,922
Total Bond Market
A, Series NAV (Declaration) (A)	2,004,790	28,327,676

		78,009,099

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $81,459,468)		$78,009,099

INVESTMENT COMPANIES - 60.03%
American Funds Insurance Series - 60.03%
American Global Growth Fund - Class 1	1,504,571	26,375,136
American Growth-Income Fund - Class 1	442,511	12,602,701
American International Fund - Class 1	2,407,534	35,607,434
American U.S. Government Fund - Class 1	3,336,021	42,534,262

		117,119,533

TOTAL INVESTMENT COMPANIES (Cost $123,711,083)		$117,119,533

Total Investments (Core Global Diversification Trust)
(Cost $205,170,551) - 100.01%		$195,128,632
Other assets and liabilities, net - (0.01%)		(22,082)

TOTAL NET ASSETS - 100.00%		$195,106,550

Disciplined Diversification Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 67.13%
Australia - 1.50%
Adelaide Brighton, Ltd.	7,026	$15,714
AGL Energy, Ltd.	2,090	25,739
Alesco Corp., Ltd.	615	1,220
Alumina, Ltd.	18,167	23,021
Amalgamated Holdings, Ltd.	3,424	16,341
AMP, Ltd.	11,362	49,404
Andean Resources, Ltd. (I)	3,263	9,152
Ansell, Ltd.	1,951	21,428
APN News & Media, Ltd.	2,128	3,511
Aquila Resources, Ltd. (I)	720	4,695
Aristocrat Leisure, Ltd.	3,696	11,293
Arrow Energy NL (I)	6,682	27,183
Asciano Group (I)	21,695	29,279
Atlas Iron, Ltd. (I)	4,137	7,188
Austar United Communications, Ltd. (I)	5,902	4,687
Australia & New Zealand Banking Group, Ltd.	13,022	233,772
Australian Infrastructure Fund	5,379	7,618
Australian Stock Exchange, Ltd.	857	20,910
Australian Worldwide Exploration, Ltd. (I)	6,149	9,105
Automotive Holdings Group	3,000	5,599
AWB, Ltd. (I)	8,572	6,543
Axa Asia Pacific Holdings, Ltd.	2,623	12,012
Bank of Queensland, Ltd.	900	7,835
Beach Energy, Ltd.	24,059	13,844
Bendigo and Adelaide Bank, Ltd.	2,348	16,050
BHP Billiton, Ltd.	1,012	31,473
BHP Billiton, Ltd., SADR (L)	5,700	353,342
Billabong International, Ltd.	3,565	25,962
BlueScope Steel, Ltd. (I)	14,114	24,587
Boart Longyear Group (I)	12,589	29,652

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Boral, Ltd.	11,022	$44,307
Bow Energy, Ltd. (I)	8,099	7,532
Bradken, Ltd.	1,082	6,484
Brambles, Ltd.	6,902	31,467
Brickworks, Ltd.	1,981	19,855
Cabcharge Australia, Ltd.	479	2,060
Caltex Australia, Ltd.	721	5,630
Campbell Brothers, Ltd.	623	15,664
Centennial Coal Company, Ltd.	2,234	8,269
Challenger Financial Services Group, Ltd.	7,270	21,260
Citadel Resource Group, Ltd. (I)	29,771	6,563
Coca-Cola Amatil, Ltd.	2,908	29,124
Cochlear, Ltd.	512	31,893
Commonwealth Bank of Australia	6,315	255,950
Computershare, Ltd.	3,023	26,745
ConnectEast Group	53,679	17,104
Consolidated Media Holdings, Ltd.	4,541	12,098
Crane Group, Ltd.	473	3,184
Crown, Ltd.	3,414	22,128
CSL, Ltd.	1,983	54,083
CSR, Ltd.	34,424	48,278
CuDeco, Ltd. (I)	2,196	8,535
Customers, Ltd. (I)	3,092	7,265
David Jones, Ltd.	3,562	12,827
Dominion Mining, Ltd.	2,200	5,046
Downer EDI, Ltd.	1,302	3,908
Duet Group	8,730	11,794
Eastern Star Gas, Ltd. (I)	13,898	9,424
Elders, Ltd. (I)	1,707	553
Energy Resources of Australia, Ltd.	406	4,498
Energy World Corp., Ltd. (I)	24,742	7,598
Envestra, Ltd.	2,480	1,017
Extract Resources, Ltd. (I)	987	5,353
Fleetwood Corp., Ltd.	1,793	13,746
Fortescue Metals Group, Ltd. (I)	6,361	21,687
Foster’s Group, Ltd.	11,127	52,640
Goodman Fielder, Ltd.	20,604	23,232
GrainCorp., Ltd.	585	2,605
GUD Holdings, Ltd.	2,068	14,992
Gunns, Ltd.	11,710	5,900
GWA International, Ltd.	1,367	3,428
Harvey Norman Holding, Ltd.	5,854	16,183
Hills Industries, Ltd.	1,154	2,066
IBA Health, Ltd.	15,462	2,171
Iluka Resources, Ltd. (I)	6,108	23,659
Incitec Pivot, Ltd.	8,283	18,780
Infigen, Ltd.	6,731	4,007
IOOF Holdings, Ltd.	1,604	7,971
Iress Market Technology, Ltd.	2,010	14,606
Ivanhoe Australia, Ltd. (I)	2,023	4,717
John Fairfax Holdings, Ltd.	23,506	25,799
Kagara Zinc, Ltd. (I)	15,000	6,007
Leighton Holdings, Ltd.	551	13,278
Lend Lease Corp.	4,413	26,939
Linc Energy, Ltd. (I)	6,566	5,535
MacArthur Coal, Ltd.	2,684	26,991
Macquarie Airports, Ltd.	4,411	9,902
Macquarie Group, Ltd.	1,942	59,763
Mermaid Marine Australia, Ltd.	601	1,270
Metcash, Ltd.	7,274	25,591
Monadelphous Group, Ltd.	333	3,536
Mount Gibson Iron, Ltd. (I)	1,612	2,054
Murchison Metals, Ltd. (I)	11,474	18,938
National Australia Bank, Ltd.	10,004	193,238
Navitas, Ltd.	1,865	7,238
New Hope Corp. Ltdnew Hope Corp. Ltd.	1,732	$6,361
Newcrest Mining, Ltd.	1,753	51,557
NIB Holdings, Ltd.	7,722	8,109
NRMA Insurance Group, Ltd.	15,517	44,141
Nufarm, Ltd.	1,560	7,016
OneSteel, Ltd.	9,891	24,491
Orica, Ltd.	2,418	50,905
Origin Energy, Ltd.	4,986	62,292
Oxiana, Ltd. (I)	17,837	14,259
Pacific Brands, Ltd. (I)	5,817	4,286
Paladin Resources, Ltd. (I)	5,205	15,550
Pan Australian Resources, Ltd. (I)	5,474	2,239
PaperlinX, Ltd. (I)	2,943	1,517
Peet & Company, Ltd.	3,441	6,087
Pharmaxis, Ltd. (I)	6,309	10,856
Platinum Asset Mangement, Ltd.	1,354	5,283
Premier Investments, Ltd.	906	4,635
Primary Health Care, Ltd.	3,401	10,142
Prime Infrastructure Group	2	5
Programmed Maintenance Services, Ltd.	3,918	8,157
Qantas Airways, Ltd. (I)	10,227	18,774
QBE Insurance Group, Ltd.	4,141	63,019
Ramsay Health Care, Ltd.	719	8,454
Realestate.com.au, Ltd.	223	1,974
Redflex Holdings, Ltd.	5,097	9,722
Reece Australia, Ltd.	929	18,792
Ridley Corp., Ltd.	3,902	3,760
Rio Tinto, Ltd.	2,620	145,105
Riversdale Mining, Ltd. (I)	685	5,974
SAI Global, Ltd.	2,227	7,463
Sally Malay Mining, Ltd.	4,562	8,250
Sandfire Resources Nl (I)	2,708	7,326
Santos, Ltd.	5,504	57,775
ServCorp, Ltd.	1,946	4,366
Seven Network, Ltd.	755	3,600
Sigma Pharmaceuticals, Ltd.	20,199	7,049
Sims Group, Ltd.	1,448	20,617
Sonic Healthcare, Ltd.	2,607	22,709
South Australia Coal Corp.	1,936	228
Southern Cross Media Group, Ltd.	10,800	14,751
SP Ausnet	18,093	11,584
SP Telemedia, Ltd.	4,552	7,267
Spark Infrastructure Group (S)	7,170	6,875
Spotless Group, Ltd.	5,512	9,833
St. Barbara, Ltd. (I)	37,766	11,038
Straits Resources, Ltd. (I)	839	911
Suncorp-Metway, Ltd.	8,469	56,843
TABCORP Holdings, Ltd.	4,835	25,611
Tattersall’s, Ltd.	9,752	18,256
Telstra Corp., Ltd.	18,597	50,602
Ten Network Holdings, Ltd. (I)	7,565	10,160
Toll Holdings, Ltd.	3,537	16,152
Tower Australia Group, Ltd.	3,024	5,115
Transfield Services, Ltd.	6,542	16,964
Transpacific Industries Group, Ltd. (I)	1,546	1,284
Transurban Group, Ltd.	5,986	21,234
United Group, Ltd.	1,825	20,609
Virgin Blue Holdings, Ltd. (I)	16,061	3,919
Washington H Soul
Pattinson & Company, Ltd.	1,874	20,339
Wesfarmers, Ltd.	5,437	130,173
West Australian Newspapers Holdings, Ltd.	696	3,794
Western Areas NL	1,453	4,531
Westpac Banking Corp	1,400	124,011
Westpac Banking Corp.	6,782	119,764

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WHK Group, Ltd.	5,300	$4,293
Woodside Petroleum, Ltd.	1,571	54,795
Woolworths, Ltd.	3,653	82,812
WorleyParsons, Ltd.	760	14,043
Wotif.com Holdings, Ltd.	1,550	6,971

		4,081,503
Austria - 0.14%
Amcor, Ltd.	8,082	43,058
Andritz AG	156	8,729
BWIN Interactive Entertainment AG	452	20,006
Erste Group Bank AG	1,943	61,813
Flughafen Wien AG	263	13,736
Intercell AG (I)	488	9,074
Mayr-Melnhof Karton AG	150	13,356
Oesterreichische Elektrizitaets AG, Class A	185	5,667
Oesterreichische Post AG	519	12,752
OMV AG	992	29,897
Raiffeisen International Bank Holding AG	528	20,123
RHI AG (I)	89	2,089
Schoeller-Bleckmann Oilfield Equipment AG	46	2,090
Strabag SE	782	16,883
Telekom Austria AG	3,134	34,837
Uniqa Versicherungen AG (L)	343	5,869
Voestalpine AG (L)	1,126	30,819
Wiener Staedtische Allgemeine
Versicherung AG	482	20,097
Wienerberger Baustoffindustrie AG (I)	1,142	13,926
Zumtobel AG (I)	627	10,457

		375,278
Bahamas - 0.01%
Petrominerales, Ltd.	400	9,337
Steiner Leisure, Ltd. (I)	200	7,688

		17,025
Belgium - 0.21%
Ackermans & Van Haaren NV	310	19,154
Ageas	2,414	5,392
AGFA Gevaert NV (I)	1,165	6,659
Anheuser-Busch InBev NV	2,558	122,871
Banque Nationale de Belgique	4	18,207
Barco NV (I)	336	15,034
Bekaert SA	214	35,686
Belgacom SA	498	15,677
Colruyt SA	117	27,517
Delhaize Group	700	50,750
Dexia SA (I)(L)	2,525	8,796
Elia System Operator SA/NV	221	6,915
Euronav NV	796	14,375
EVS Broadcast Equipment SA	252	10,130
KBC Bancassurance Holding NV (I)	1,556	59,682
Kinepolis Group NV	353	18,546
Mobistar SA	68	3,596
Nyrstar	632	6,497
Omega Pharma SA	224	9,804
SA D’Ieteren Trading NV	28	11,892
Solvay SA	371	31,679
Telenet Group Holding NV (I)	611	16,046
Tessenderlo Chemie NV	203	5,166
ThromboGenics NV (I)	334	6,267
UCB SA	567	17,764
Umicore	574	16,609

		560,711
Bermuda - 0.36%
Allied World Assurance
Company Holdings, Ltd.	800	$36,304
Alterra Capital Holdings, Ltd.	800	15,024
American Safety Insurance Holdings, Ltd. (I)	200	3,144
Arch Capital Group, Ltd. (I)	800	59,600
Argo Group International Holdings, Ltd.	500	15,295
Aspen Insurance Holdings, Ltd.	1,200	29,688
Assured Guaranty, Ltd.	2,200	29,194
Axis Capital Holdings, Ltd.	2,000	59,440
Catlin Group, Ltd.	4,951	25,766
Dockwise, Ltd. (I)	50	1,180
Endurance Specialty Holdings, Ltd.	800	30,024
Enstar Group, Ltd. (I)	200	13,288
Everest Re Group, Ltd.	800	56,576
Flagstone Reinsurance Holdings SA	1,500	16,230
Frontline, Ltd.	400	11,565
Global Crossing, Ltd. (I)	800	8,456
Golar LNG, Ltd.	700	6,909
Golden Ocean Group, Ltd.	4,000	4,809
Helen of Troy, Ltd. (I)	500	11,030
Hiscox PLC	4,702	23,950
Lancashire Holdings, Ltd.	97	718
Marvell Technology Group, Ltd. (I)	4,500	70,920
Montpelier Re Holdings, Ltd.	1,100	16,423
Nabors Industries, Ltd. (I)	5,000	88,100
Orient Express Hotels, Ltd., Class A (I)	1,400	10,360
PartnerRe, Ltd.	1,200	84,168
Platinum Underwriters Holdings, Ltd.	800	29,032
RenaissanceRe Holdings, Ltd.	800	45,016
Seadrill, Ltd.	2,243	40,318
Signet Jewelers, Ltd. (I)	1,476	40,590
Textainer Group Holdings, Ltd.	1,000	24,140
Validus Holdings, Ltd.	1,872	45,714
XL Group PLC	1,003	16,058

		969,029
Brazil - 0.73%
Acos Villares SA	21,000	8,377
AES Tiete SA	900	8,900
All America Latina Logistica SA	5,200	40,909
American Banknote SA	200	1,651
Anhanguera Educacional Participacoes SA	800	12,095
B2W Companhia Global Do Varejo	300	4,999
Banco Bradesco SA	2,860	36,887
Banco Bradesco SA, ADR (L)	9,340	148,132
Banco do Brasil SA	1,500	20,485
Banco Santander Brasil SA, ADR (L)	1,600	16,528
BM&F BOVESPA SA	8,000	51,413
BR Malls Participacoes SA	1,700	22,133
Brasil Telecom SA (I)	400	8,032
Braskem SA (L)	800	11,320
BRF - Brasil Foods SA (L)	3,454	45,800
Brookfield Incorporacoes SA	4,400	18,965
Centrais Eletricas Brasileiras SA	1,200	15,863
Centrais Eletricas Brasileiras SA, ADR	1,100	17,413
Cia Energetica de Minas Gerais, ADR	1,210	17,751
Cia Paranaense de Energia, SADR	300	6,195
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	400	27,808
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	400	16,536
Companhia de Saneamento de Minas Gerais	200	2,770
Companhia Siderurgica Nacional SA, SADR	3,550	52,150
Cosan SA Industria e Comercio (I)	1,300	16,263
CPFL Energia SA	600	13,100

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Cyrela Brazil Realty SA	2,800	$30,265
Diagnosticos da America SA	3,600	33,886
Duratex SA	2,290	20,807
Empresa Brasileira de Aeronautica SA, ADR	1,100	23,045
Fertilizantes Heringer SA (I)	1,600	6,613
Fibria Celulose SA, SADR (I)	1,104	16,339
Gafisa SA	3,000	17,950
Gerdau SA, SADR	4,100	54,038
Gol Linhas Aereas Inteligentes SA, ADR	900	10,908
Itau Unibanco Holding SA	3,615	65,106
JBS SA	2,700	11,428
JHSF Participacoes SA	2,000	2,881
LLX Logistica SA (I)	587	2,394
Localiza Rent A Car SA	300	3,482
Lojas Americanas SA	1,300	7,274
Lojas Renner SA	1,500	40,720
Lupatech SA (I)	100	1,163
MMX Mineracao e Metalicos SA (I)	465	2,710
Natura Cosmeticos SA	1,100	24,377
Obrascon Huarte Lain Brasil SA	200	4,642
Odontoprev SA	100	3,485
Perdigao SA	984	12,920
Petroleo Brasileiro SA, ADR (L)	4,000	137,280
Petroleo Brasileiro SA, SADR	5,600	166,880
Plascar Participacoes Industriais SA (I)	700	1,396
Porto Seguro SA	1,300	13,432
Rossi Residencial SA	4,800	34,597
Sao Martinho SA	500	3,864
Souza Cruz SA	400	15,069
Sul America SA	900	21,934
Tele Norte Leste Participacoes SA	400	8,355
Telecomunicacoes de Sao Paulo SA	600	10,896
Telecomunicacoes de Sao Paulo SA, ADR	1,100	22,396
Terna Participacoes SA	800	11,878
Tim Participacoes SA	700	18,998
Totvs SA	100	7,421
Ultrapar Participacoes SA	200	9,572
Ultrapar Participacoes SA, ADR	300	14,187
Usinas Siderurgicas de Minas Gerais SA	700	18,382
Vale SA (L)	10,100	212,302
Vale SA, SADR	7,000	170,450
Vivo Participacoes SA, ADR	900	23,328
Weg SA	2,400	22,205

		1,983,730
Canada - 2.04%
Absolute Software Corp. (I)	200	787
Aecon Group, Inc.	200	1,943
AGF Management, Ltd.	1,356	18,228
Agnico-Eagle Mines, Ltd.	700	42,465
Agrium, Inc.	1,000	48,847
Alamos Gold, Inc.	1,600	24,544
Alimentation Couche Tard, Inc.	600	10,089
Astral Media, Inc.	600	20,262
ATCO, Ltd. (I)	300	13,425
Aurizon Mines, Ltd.	1,500	7,383
Bank of Montreal	2,254	122,254
Bank of Nova Scotia	3,435	158,270
Bankers Petroleum, Ltd. (I)	700	4,616
Barrick Gold Corp.	3,800	172,482
BCE, Inc.	1,917	55,932
Bellatrix Exploration, Ltd. (I)	2,700	7,786
Biovail Corp.	1,500	28,900
Birchcliff Energy, Ltd. (I)	1,700	15,490
BMTC Group, Inc., Class A	200	3,615
Bombardier, Inc.	7,600	$34,554
Bombardier, Inc., Class A	2,300	10,522
Boralex, Inc. (I)	200	1,492
CAE, Inc.	2,909	25,222
Calfrac Well Services, Ltd.	600	11,019
Calvalley Petroleums, Inc. (I)	500	1,602
Cameco Corp.	1,800	38,281
Canaccord Capital, Inc.	1,200	10,585
Canada Bread Company, Ltd.	100	4,509
Canadian Imperial Bank of Commerce	1,369	85,055
Canadian National Railway Company	1,700	97,428
Canadian Natural Resources, Ltd.	4,000	132,751
Canadian Pacific Railway, Ltd.	900	48,240
Canadian Tire Corp., Ltd.	600	29,956
Canadian Utilities, Ltd.	600	25,566
Canadian Western Bank	400	8,883
Canfor Corp. (I)	2,100	16,768
Cangene Corp. (I)	400	1,371
Capstone Mining Corp. (I)	4,700	9,536
Cardiome Pharma Corp. (I)	300	2,474
Cascades, Inc.	500	3,015
CCL Industries, Inc.	500	13,386
Celestica, Inc. (I)	2,600	21,004
Cenovus Energy, Inc.	2,956	76,083
CGI Group, Inc. (I)	2,300	34,223
CI Financial Corp.	800	13,377
Cogeco Cable, Inc.	400	12,896
Cogeco, Inc.	400	11,272
Colossus Minerals, Inc. (I)	1,100	7,553
Compton Petroleum Corp. (I)	600	338
Connacher Oil and Gas, Ltd. (I)	1,300	1,575
Consolidated Thompson Iron Mines, Ltd. (I)	1,100	7,502
Corridor Resources, Inc. (I)	1,200	5,862
Corus Entertainment, Inc.	1,200	21,170
Cott Corp. (I)	800	4,644
Crescent Point Energy Corp.	500	17,453
Crew Energy, Inc. (I)	300	4,250
Crystallex International Corp. (I)	1,900	741
Daylight Energy, Ltd.	1,870	15,687
Denison Mines Corp. (I)	7,400	8,828
Descartes Systems Group, Inc. (I)	600	3,218
Detour Gold Corp. (I)	400	8,886
Domtar Corp.	400	19,660
Dorel Industries, Inc., Class B	200	6,254
Dragonwave, Inc. (I)	700	4,195
Dundee Precious Metals, Inc. (I)	400	1,721
DundeeWealth, Inc.	600	7,620
Eastern Platinum, Ltd. (I)	26,100	23,782
Eldorado Gold Corp.	2,700	48,392
Empire Company, Ltd.	200	9,893
Enbridge, Inc.	1,266	58,945
EnCana Corp.	2,956	89,523
Ensign Energy Services, Inc.	900	10,585
Equinox Minerals, Ltd. (I)	2,200	7,708
European Goldfields, Ltd. (I)	900	5,757
Evertz Technologies, Ltd.	100	1,268
Exfo Electro Optical Engineering, Inc. (I)	55	284
Fairborne Energy, Ltd. (I)	400	1,728
Fairfax Financial Holdings, Ltd.
(Canadian Exchange)	200	73,248
Finning International, Inc.	1,300	21,529
First Quantum Minerals, Ltd.	1,000	50,303
FirstService Corp. (I)	200	4,160
Flint Energy Services, Ltd. (I)	200	2,243
Fortis, Inc.	900	22,979

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Forzani Group, Ltd.	200	$2,906
Franco-Nevada Corp.	800	24,348
Galleon Energy, Inc. (I)	300	1,215
Gammon Gold, Inc. (I)	1,200	6,561
Garda World Security Corp. (I)	200	1,447
George Weston, Ltd.	400	27,358
Gerdau Ameristeel Corp. (I)	1,300	14,141
Gildan Activewear, Inc. (I)	1,000	28,726
Glacier Media, Inc. (I)	600	1,268
GMP Capital, Inc.	600	5,247
Goldcorp, Inc.	2,669	116,858
Great Canadian Gaming Corp. (I)	400	2,533
Great-West Lifeco, Inc.	1,000	22,610
Groupe Aeroplan, Inc.	2,900	24,136
Guyana Goldfields, Inc. (I)	396	2,578
Harry Winston Diamond Corp. (I)	200	2,459
Home Capital Group, Inc.	400	15,845
HudBay Minerals, Inc. (I)	800	8,394
Husky Energy, Inc.	800	18,968
IAMGOLD Corp.	2,200	38,790
IGM Financial, Inc.	700	24,408
Imax Corp. (I)	300	4,337
Imperial Oil, Ltd.	900	32,786
Industrial Alliance Insurance and Financial
Services, Inc.	900	29,505
Inmet Mining Corp.	700	27,716
Intact Financial Corp.	800	33,742
Intertape Polymer Group, Inc. (I)	2,100	4,340
Iteration Energy, Ltd. (I)	4,700	6,711
Ivanhoe Energy, Inc. (I)	900	1,725
Ivanhoe Mines, Ltd. (I)	2,800	36,271
Kingsway Financial Services, Inc. (I)	1,600	2,750
Kinross Gold Corp.	3,800	64,966
Kirkland Lake Gold, Inc. (I)	1,000	7,966
Lake Shore Gold Corp. (I)	2,500	7,515
Laurentian Bank of Canada	300	11,873
Legacy Oil & Gas, Inc. (I)	800	8,627
Leon’s Furniture, Ltd.	300	3,421
Linamar Corp.	400	6,763
Loblaw Companies, Ltd.	800	29,015
Lundin Mining Corp. (I)	1,400	3,958
MacDonald Dettwiler & Associates, Ltd. (I)	400	16,450
Magna International, Inc.	400	26,351
Major Drilling Group International	100	2,037
Maple Leaf Foods, Inc.	400	3,370
Maxim Power Corp. (I)	100	272
MDS, Inc. (I)	2,500	21,089
Mercator Minerals, Ltd. (I)	2,600	3,664
Mercer International, Inc. (I)	900	3,582
Methanex Corp.	800	15,744
Metro, Inc.	900	35,347
Migao Corp. (I)	1,300	7,254
Minefinders Corp. (I)	275	2,452
Miranda Technologies, Inc. (I)	300	1,350
National Bank of Canada	700	35,804
Neo Material Technologies, Inc. (I)	700	2,354
Nexen, Inc.	3,240	63,732
Niko Resources, Ltd.	400	37,203
Norbord, Inc. (I)	60	641
North American Energy Partners, Inc. (I)	700	6,188
North American Palladium, Ltd. (I)	200	629
Northern Dynasty Minerals, Ltd. (I)	500	3,246
Northgate Minerals Corp. (I)	1,600	4,840
NuVista Energy, Ltd.	800	7,635
Onex Corp.	800	19,231
Open Text Corp. (I)	600	$22,545
OPTI Canada, Inc. (I)	1,100	1,850
Osisko Mining Corp. (I)	2,300	24,803
Pacific Rubiales Energy Corp. (I)	400	8,965
Pan American Silver Corp.	600	15,088
Paramount Resources, Ltd. (I)	200	3,491
Pason Systems, Inc.	1,200	12,749
PetroBakken Energy, Ltd., Class A	921	18,324
Petrobank Energy & Resources, Ltd. (I)	1,000	35,179
Petrolifera Petroleum, Ltd. (I)	400	244
Potash Corp. of Saskatchewan, Inc.	900	77,517
Power Corp. of Canada	1,800	43,134
Power Financial Corp.	900	23,063
Progress Energy Resources Corp.	1,300	15,106
Quadra FNX Mining, Ltd. (I)	648	5,959
Quebecor, Inc.	300	9,167
Quest Capital Corp. (I)	1,200	1,691
Questerre Energy Corp. (I)	3,200	8,567
Red Back Mining, Inc. (I)	1,900	48,029
Reitman’s Canada, Ltd.	500	8,802
Research In Motion, Ltd. (I)	1,600	78,651
Richelieu Hardware, Ltd.	700	15,308
Ritchie Bros. Auctioneers, Inc.	700	12,743
Rogers Communications, Inc.	1,900	62,075
RONA, Inc. (I)	1,300	19,172
Royal Bank of Canada	4,977	237,032
Rubicon Minerals Corp.	2,300	7,908
Russel Metals, Inc.	1,100	18,744
Samuel Manu-Tech, Inc. (I)	100	376
Sandvine Corp. (I)	7,000	13,414
Saputo, Inc.	1,100	31,412
Savanna Energy Services Corp.	400	2,273
Sears Canada, Inc.	599	14,545
SEMAFO, Inc. (I)	1,800	13,611
Shaw Communications, Inc., Class B	1,700	30,613
Shawcor, Ltd., Class A	600	15,133
Sherritt International Corp.	3,300	17,731
Shoppers Drug Mart Corp.	900	27,831
Shore Gold, Inc. (I)	1,200	767
Silver Standard Resources, Inc. (I)	600	10,703
Silver Wheaton Corp. (I)	2,100	42,077
Silvercorp Metals, Inc.	500	3,288
SNC-Lavalin Group, Inc.	700	28,018
Southgobi Energy Resources, Ltd. (I)	100	1,174
Stantec, Inc. (I)	200	4,430
Stella-Jones, Inc.	200	5,120
Storm Exploration, Inc. (I)	200	2,521
Sun Life Financial, Inc.	3,962	104,060
Suncor Energy, Inc.	10,139	298,394
Superior Plus Corp.	700	8,417
Talisman Energy, Inc.	5,500	83,181
Tanzanian Royalty Exploration Corp. (I)	1,900	9,442
Taseko Mines, Ltd. (I)	900	3,821
Teck Resources, Ltd.	2,700	79,842
TELUS Corp.	962	34,809
Tesco Corp. (I)	200	2,456
The Jean Coutu Group (PJC), Inc.	1,500	11,582
The Toronto-Dominion Bank	3,600	233,270
Thompson Creek Metals Company, Inc. (I)	400	3,472
Thomson Corp.	1,412	50,535
Tim Hortons, Inc.	1,400	44,819
Timminco, Ltd. (I)	300	147
TMX Group, Inc.	500	13,052
Toromont Industries, Ltd.	500	10,779
Torstar Corp.	400	3,998

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Trans-Canada Corp.	2,825	$94,498
TransAlta Corp.	1,899	35,178
Transcontinental, Inc.	500	6,181
TransForce, Inc.	1,100	9,579
Trican Well Service, Ltd.	1,500	19,205
Trinidad Drilling, Ltd.	2,100	9,962
Uex Corp. (I)	800	571
Uni-Select, Inc.	200	5,101
Uranium One, Inc. (I)	7,500	18,247
UTS Energy Corp. (I)	2,400	4,644
Ventana Gold Corp. (I)	800	5,974
Vero Energy, Inc. (I)	300	1,739
Viterra, Inc. (I)	3,072	20,460
Waste Services, Inc. (I)	400	4,664
West Fraser Timber Company, Ltd.	300	9,365
Western Financial Group, Inc.	600	1,432
Wi-LAN, Inc.	1,000	3,025
Yamana Gold, Inc.	5,300	54,367

		5,554,331
Cayman Islands - 0.10%
China Dongxiang Group Company	27,000	17,824
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	10,515
Fresh Del Monte Produce, Inc. (I)	1,000	20,240
Garmin, Ltd. (L)	2,500	72,950
Greenlight Capital Re, Ltd., Class A (I)	600	15,114
Herbalife, Ltd.	1,000	46,050
Hopewell Highway Infrastructure, Ltd., GDR	12,600	8,806
Seagate Technology	5,400	70,416
Siem Offshore, Inc. (I)	1,271	1,854
United America Indemnity, Ltd. (I)	900	6,624
Xinao Gas Holdings, Ltd.	4,000	8,629

		279,022
Chile - 0.14%
Banco de Chile	516	30,805
Banco de Credito e Inversiones	233	9,541
Banco Santander Chile SA, ADR	300	20,127
CAP SA	641	19,839
Centros Comerciales Sudamericanos SA	5,133	23,219
Cia Cervecerias Unidas SA, ADR	500	21,545
Cia General de Electricidad	1,916	11,509
Colbun SA	49,226	12,756
CorpBanca SA, SADR	100	4,824
Empresa Electrica Del Norte Grande Sa	4,759	8,646
Empresa Nacional de Electricidad SA, ADR	500	23,090
Empresa Nacional de Telecomunicaciones SA	1,081	14,551
Empresas CMPC SA	250	10,942
Empresas Copec SA	2,167	34,117
Empresas La Polar SA	1,236	6,723
Enersis SA, SADR	1,400	27,874
Lan Airlines SA, SADR	900	16,659
Madeco SA	184,091	9,895
Masisa SA (I)	76,248	10,121
S.A.C.I. Falabella SA	1,614	10,508
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares	600	19,566
Sonda Sa	5,869	9,351
Vina Concha Y Toro SA, ADR	300	12,510

		368,718
China - 0.71%
AAC Acoustic Technology Holdings, Inc.	10,000	14,236
Ajisen China Holdings, Ltd.	8,000	8,886
Aluminum Corp. China, Ltd. (I)(L)	1,300	24,258
Angang Steel Company, Ltd., Class H	10,000	$11,957
Anhui Conch Cement Company, Ltd.	8,000	23,122
Anta Sports Products, Ltd.	1,000	1,800
Bank of China, Ltd. Class H	321,000	161,941
Bank of Communications
Company, Ltd., Class H	25,000	26,363
Beijing Capital International Airport
Company, Ltd., Class H	26,000	15,289
Beijing Datang Power Generation
Compnay, Ltd., Class H	26,000	10,510
Bund Center Investment, Ltd. (I)	4,500	836
BYD Company, Ltd., Class H	3,000	22,115
China BlueChemical, Ltd.	18,000	9,985
China Citic Bank Corp, Ltd.	21,000	13,268
China Coal Energy Company, Series H	22,000	27,477
China Communications
Construction Company, Ltd.	22,000	19,954
China Communications Services
Corp., Ltd., Class H	28,000	13,640
China Construction Bank Corp.	206,000	165,778
China COSCO Holdings Company, Ltd. (I)	18,500	18,851
China Eastern Airlines Corp., Ltd. (I)	60,000	25,379
China Huiyuan Juice Group, Ltd.	11,000	7,492
China Life Insurance
Company, Ltd., SADR (L)	2,000	130,400
China Merchants Bank Company, Ltd.	17,628	42,120
China Molybdenum Company, Ltd.	18,000	10,105
China National Building
Material Company, Ltd.	10,000	15,924
China National Materials Company, Ltd.	11,000	6,559
China Oilfield Services, Ltd.	10,000	11,693
China Petroleum & Chemical Corp.	700	56,357
China Railway Construction Corp.	13,500	16,886
China Railway Group, Ltd.	23,000	14,748
China Shanshui Cement Group, Ltd.	20,000	8,865
China Shenhua Energy Company, Ltd.	13,500	48,962
China Shineway Pharmaceutical Group, Ltd.	5,000	15,215
China Shipping Container Lines
Company, Ltd. (I)	47,000	16,643
China Shipping Development Company, Ltd.	10,000	12,627
China Southern Airlines Company, Ltd. (I)	60,000	24,424
China Telecom Corp., Ltd., ADR	500	23,960
China Yurun Food Group, Ltd.	10,000	31,304
Country Garden Holdings Company	32,000	8,468
Dongfang Electrical Machinery Company, Ltd.	4,800	14,735
Dongfeng Motor Group Company, Ltd.	30,000	33,876
Epure International, Ltd. (I)	17,000	9,322
Foxconn International Holdings, Ltd. (I)	21,000	13,608
Fufeng Group, Ltd.	10,000	6,503
Great Wall Motor Company, Ltd.	4,000	6,948
Greentown China Holdings, Ltd.	11,500	12,270
Guangdong Investment, Ltd.	34,000	15,978
Guangzhou R&F Properties
Company, Ltd., Class H	10,000	12,581
Hidili Industry International
Development, Ltd. (I)	13,000	9,522
Huaneng Power International, Inc.	500	11,765
Hunan Non Ferrous Metal Corp., Ltd. (I)	12,000	3,894
Industrial & Commercial Bank of China, Ltd.	194,000	141,112
Jiangsu Expressway, Ltd.	10,000	9,117
Jiangxi Copper Company, Ltd., Class H	9,000	16,719
Kingsoft Corp., Ltd.	12,000	5,800
KWG Property Holding, Ltd.	14,500	8,929
Lenovo Group, Ltd.	34,000	18,245
Maanshan Iron & Steel Company, Ltd.	22,000	9,599

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
New World Department Store China	8,000	$7,268
PetroChina Company, Ltd., Class H	92,000	101,320
PICC Property & Casualty
Company, Ltd., Class H (I)	22,000	20,850
Ping An Insurance Group Company
of China, Ltd.	5,500	44,233
Semiconductor Manufacturing
International Corp. (I)	265,000	21,125
Shanghai Electric Group Company, Ltd. (I)	26,000	11,465
Shui On Land, Ltd.	12,650	5,444
Sinopec Shanghai
Petrochemical Company, Ltd.	300	11,154
Sinotrans Shipping, Ltd.	15,500	5,883
Sinotrans, Ltd., Class H	11,000	2,498
Tencent Holdings, Ltd.	2,900	47,822
Tingyi (Cayman Islands) Holding Corp.	10,000	24,274
Tsingtao Brewery Company, Ltd., Series H	2,000	9,282
Uni-President China Holdings, Ltd.	16,000	9,089
Want Want China Holdings, Ltd.	15,000	12,634
Weiqiao Textile Company	11,000	6,785
Xingda International Holdings, Ltd.	14,000	7,738
XTEP International Holdings	14,500	11,865
Yanzhou Coal Mining Company, Ltd.	1,300	24,895
Yanzhou Coal Mining Company, Ltd., Class H	4,000	7,704
Zhaojin Mining Industry Company., Ltd.	6,000	14,072
Zhejiang Expressway Company, Ltd., Class H	12,000	11,088
Zhuzhou CSR Times Electric Company, Ltd.	4,000	8,465
Zijin Mining Group, Ltd.	26,000	19,446
ZTE Corp., Class H	2,100	6,370

		1,931,689
Cyprus - 0.01%
Globaltrans Investment PLC, GDR	741	10,589
ProSafe ASA	954	3,798
Prosafe Production Public, Ltd. (I)	2,200	4,438

		18,825
Czech Republic - 0.02%
CEZ AS	757	31,087
Komercni Banka AS	109	17,613
Telefonica O2 Czech Republic AS	798	15,516

		64,216
Denmark - 0.20%
A P Moller Maersk A/S, Series A	6	47,044
Bavarian Nordic A/S (I)	225	8,100
Carlsberg A/S	702	53,371
Coloplast A/S	150	14,890
D.S. Norden A/S	64	2,199
Danisco A/S	415	27,847
Danske Bank A/S (I)	2,447	46,995
DSV A/S, ADR	687	9,857
East Asiatic Company, Ltd. A/S	298	6,348
Fionia Bank A/S (I)	550	0
FLS Industries A/S	534	34,296
Genmab A/S (I)	380	2,691
GN Store Nord A/S (I)	2,000	13,805
H. Lundbeck A/S	487	6,633
IC Companys A/S (I)	52	1,496
Jyske Bank A/S (I)	712	20,688
NeuroSearch A/S (I)	102	1,493
NKT Holding A/S	119	5,298
Novo Nordisk A/S	1,600	129,632
Novozymes A/S, B Shares	250	26,534
PER Aarsleff A/S	90	6,637
Rockwool International A/S	100	7,891
Schouw & Company A/S	100	$2,004
SimCorp A/S	51	8,087
Sjaelso Gruppen A/S (I)	150	195
Spar Nord Bank A/S (I)	600	5,727
Sydbank A/S (I)	399	8,075
Topdanmark A/S (I)	65	7,109
Torm A/S (I)	300	2,226
TrygVesta A/S	177	9,306
Vestas Wind Systems A/S (I)	868	36,081

		552,555
Finland - 0.29%
Ahlstrom OYJ (L)	715	9,749
Alma Media OYJ	1,123	8,741
Amer Sports OYJ	1,470	13,887
Atria PLC	525	6,979
Cargotec Corp. OYJ	270	6,961
Cramo OYJ (I)	941	13,687
Elisa OYJ, Class A (I)	806	13,953
Fortum OYJ	2,649	58,316
Huhtamaki OYJ	1,487	13,706
KCI Konecranes OYJ	207	5,406
Kemira OYJ	1,294	13,871
Kesko OYJ	774	25,064
Kone OYJ	649	25,806
M-real Oyj (I)	5,400	18,850
Metra OYJ	696	31,706
Metso OYJ	2,220	70,891
Neste Oil OYJ (L)	398	5,782
Nokia AB OYJ	3,799	31,020
Nokia Oyj	8,000	65,200
Nokian Renkaat OYJ	853	20,890
Oriola-KD Oyj	3,601	16,793
Orion Oyj, Series A	518	9,643
Orion OYJ, Series B	915	17,120
Outokumpu OYJ	1,422	21,381
Outotec Oyj	128	3,992
Pohjola Bank PLC	2,267	23,078
Poyry Oyj	603	7,424
Ramirent Oyj	239	2,002
Rautaruukki OYJ	824	12,015
Ruukki Group Oyj (I)	3,552	6,735
Sampo OYJ	2,893	60,531
Sanoma OYJ	694	11,973
Stockmann Oyj Abp, Series B	271	8,361
Stora Enso OYJ, Series R	4,914	35,154
TietoEnator Oyj	537	8,789
Tikkurila Oy (I)	323	6,042
UPM-Kymmene OYJ	3,521	46,656
Vacon Oyj	243	10,126
Vaisala Oyj	274	6,224
YIT Oyj	616	11,041

		785,545
France - 1.56%
Accor SA	679	31,182
Aeroports de Paris	235	14,976
Air France KLM (I)	1,136	13,363
Air Liquide SA	1,094	109,884
Alcatel-Lucent (I)	10,870	27,724
Alcatel-Lucent, SADR (I)(L)	1,300	3,302
Alstom SA	940	42,389
Alten SA	466	11,332
April Group SA	269	6,548
Arkema	378	13,004

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Atos Origin SA (I)	196	$7,828
AXA SA	10,603	160,804
BioMerieux SA	61	6,259
BNP Paribas	4,282	228,635
Bonduelle SCA	60	5,413
Bongrain SA	43	2,991
Bourbon SA	181	7,288
Bouygues SA	1,336	51,173
Bureau Veritas SA	318	17,120
Cap Gemini SA	1,092	47,710
Carbone Lorraine SA	322	10,981
Carrefour SA	2,447	96,616
Casino Guichard Perrachon SA	384	28,998
Christian Dior SA	341	32,401
Cie de Saint-Gobain SA	2,672	98,658
Cie Generale de Geophysique-Veritas (I)	928	16,300
CNP Assurances SA	228	15,531
Compagnie Generale de
Geophysique-Veritas (I)	800	14,232
Compagnie Generale des Etablissements
Michelin, Class B	980	68,319
Compagnie Plastic Omnium SA	375	16,420
Credit Agricole SA	3,815	39,052
Danone SA	2,419	129,179
Dassault Systemes SA	178	10,742
Dassault Systemes SA	135	8,170
Delachaux SA (L)	38	2,157
EDF Energies Nouvelles, SA	202	6,838
Eiffage SA	162	6,993
Electricite de France	876	33,290
Essilor International SA	954	56,802
Esso SAF	21	2,600
Etablissements Maurel et Prom SA	1,051	11,623
Etam Developpement SA (I)	178	7,800
Euler Hermes SA (I)	217	13,593
European Aeronautic Defence &
Space Company (I)	2,586	52,768
Eutelsat Communications	618	20,647
Faiveley Transport	97	6,348
Faurecia (I)	464	7,281
Financiere Marc de Lacharriere SA	165	6,316
France Telecom SA	5,151	88,885
France Telecom SA, SADR (L)	2,800	48,468
GDF Suez	5,590	158,156
Gemalto NV	759	28,394
GFI Informatique SA (I)	1,624	5,367
GL Events SA	168	4,062
Groupe Eurotunnel SA (I)	2,241	15,146
Groupe Steria SA	719	17,410
Guyenne & Gascogne SA	102	9,629
Havas SA	9,811	42,927
Hermes International SA	266	35,292
Iliad SA	179	13,884
Imerys SA	456	23,063
Ingenico SA	460	9,794
International Metal Service SA (I)	172	2,085
Ipsen SA	190	5,792
Ipsos SA	285	9,526
JC Decaux SA (I)	642	14,871
Korian	370	7,837
L’Oreal SA	942	92,048
Lafarge SA (L)	1,323	71,538
Lagardere S.C.A	829	25,687
Legrand SA, ADR	757	22,302
LVMH Moet Hennessy SA	943	102,719
M6-Metropole Television	679	$13,756
Meetic	378	9,604
Natixis (I)	8,403	36,148
Neopost SA	268	19,394
Nexans SA	342	19,774
Orpea SA	163	6,108
PagesJaunes Groupe SA (L)	975	10,044
Penauille Polyservices SA (I)	416	1,456
Pernod-Ricard SA (L)	1,312	101,492
Peugeot SA (I)	1,042	26,339
Pierre & Vacances SA	194	12,912
PPR	493	60,838
Publicis Groupe SA	872	34,663
Rallye SA	346	10,422
Remy Cointreau SA	111	5,871
Renault SA (I)	1,576	58,001
Rexel SA (I)	817	11,257
Rhodia SA	963	15,848
Rubis SA	137	11,077
Sa des Ciments Vicat	137	9,187
Safran SA	1,294	35,885
Saft Groupe SA	384	11,644
Sanofi-Aventis SA	8,840	265,730
Sanofi-Aventis SA	101	6,091
Schneider Electric SA	1,305	132,075
SCOR SE	1,334	25,497
SEB SA	170	10,916
Seche Environnement SA	29	1,866
Sechilienne-Sidec SA	300	7,571
SeLoger.com	403	14,491
Societe BIC SA	221	15,676
Societe Generale	2,644	107,555
Societe Television Francaise	400	5,228
Sodexho Alliance	416	23,040
SOITEC (I)(L)	1,651	14,473
Somfy SA	66	12,520
SR Teleperformance SA	626	15,663
Stallergenes SA	185	11,631
STMicroelectronics NV	5,121	40,568
Suez Environnement SA	1,413	23,278
Technip SA	901	51,301
Thales SA	491	15,783
Theolia SA (I)	179	316
Total SA	2,048	91,145
UbiSoft Entertainment SA (I)	662	4,925
Valeo SA (I)	771	20,770
Vallourec SA	300	51,222
Veolia Environnement	900	21,033
Veolia Environnement SA	471	11,001
Vilmorin & Compagnie SA	121	10,013
Vinci SA	1,530	63,002
Vivendi SA	6,332	128,102
Wendel	66	3,338
Zodiac SA	501	24,131

		4,236,133
Germany - 1.44%
Aareal Bank AG (I)	1,065	17,891
Adidas AG	1,204	58,115
Aixtron AG	2,020	47,860
Allianz SE	2,309	229,275
Axel Springer AG	80	8,394
BASF SE	3,942	215,062
Bayer AG	3,714	207,223
Bayerische Motoren Werke (BMW) AG	1,574	76,132

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	429	$23,583
Bilfinger Berger AG	616	34,001
Biotest AG	188	7,988
Carl Zeiss Meditec AG	602	8,233
Celesio AG	622	13,540
Commerzbank AG (I)(L)	5,493	38,337
CPBVolkswagen AG	295	24,984
Daimler AG (I)	4,529	229,336
Demag Cranes AG (I)	396	12,057
Deutsche Bank AG	3,900	219,024
Deutsche Boerse AG	914	55,532
Deutsche Lufthansa AG (I)	960	13,228
Deutsche Post AG	4,806	69,716
Deutsche Postbank AG (I)	658	18,998
Deutsche Telekom AG	16,349	192,726
Deutsche Wohnen AG (I)	1,651	12,758
Deutz AG (I)	380	1,910
Douglas Holding AG	377	15,723
Duerr AG (I)	342	7,182
DVB Bank AG	130	3,919
E.ON AG	8,457	227,660
ElringKlinger AG	874	18,702
Evotec AG (I)	5,636	13,970
Fielmann AG	101	7,639
Fraport AG, ADR	382	16,236
Freenet AG	594	6,089
Fresenius AG	201	13,366
Fresenius Medical Care AG &
Company KGaA	1,000	53,690
GEA Group AG	1,483	29,460
Generali Deutschland Holding	157	17,321
Gerresheimer AG (I)	197	6,271
GFK AG	202	6,937
Gildemeister AG	331	3,666
Grenkeleasing AG	302	11,157
Hamburger Hafen und Logistik AG	130	4,161
Hannover Rueckversicherung AG	384	16,542
HeidelbergCement AG	1,012	48,202
Heidelberger Druckmaschinen AG (I)	300	2,682
Henkel AG & Company, KGaA	916	37,409
Hochtief AG	395	23,473
Infineon Technologies AG (I)	13,091	75,655
IVG Immobilien AG (I)	981	5,799
Jenoptik AG (I)	706	3,409
K&S AG	906	41,677
Kloeckner & Company SE (I)	357	6,245
Kontron AG	927	8,261
Krones AG (I)	110	5,501
KWS Saat AG	30	4,415
Lanxess AG	377	15,889
Leoni AG (I)	304	6,396
Linde AG	871	91,457
MAN AG	685	56,473
Medion AG	481	5,700
Merck KGAA	443	32,273
Metro AG	461	23,437
MLP AG	663	5,896
MTU Aero Engines Holding AG	328	18,252
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	987	123,565
MVV Energie AG	213	8,026
Norddeutsche Affinerie AG	508	22,112
Nordex AG (I)	111	1,005
Pfeiffer Vacuum Technology AG	139	10,237
Pfleiderer AG (I)	325	1,616
Praktiker Bau- und Heimwerkermaerkte AG	439	$2,975
Premiere AG (I)	4,951	7,988
Puma AG	48	12,669
Q-Cells AG (I)	211	1,339
Qiagen AG (I)	1,865	36,128
Rheinmetall AG	265	15,198
Rhoen-Klinikum AG	1,133	25,165
Roth & Rau AG (I)	271	7,326
RWE AG	1,689	110,090
Salzgitter AG	344	20,502
SAP AG	299	13,281
SAP AG (L)	2,700	119,610
SGL Carbon AG (I)	292	8,396
Siemens AG	3,200	286,496
Sixt AG	395	9,202
SMA Solar Technology AG	59	6,034
Software AG	261	26,698
Solarworld AG (L)	724	8,000
Solon AG Fuer Solartechnik AG (I)(L)	197	1,028
Stada Arzneimittel AG	532	17,697
Suedzucker AG	616	11,047
Symrise AG	1,131	23,366
ThyssenKrupp AG	2,089	51,316
Tognum AG	1,002	18,630
TUI AG (I)	2,754	24,212
United Internet AG	711	7,818
Vossloh AG	56	4,552
Wacker Chemie AG	99	14,328
Wacker Construction Equipment AG (I)	190	2,248
Wincor Nixdorf AG	298	16,674
Wire Card AG	551	4,687

		3,915,356
Gibraltar - 0.00%
PartyGaming PLC (I)	2,309	7,324
Greece - 0.10%
Agricultural Bank of Greece SA (I)	2,722	3,375
Alapis Holding Industrial &
Commercial SA (I)	9,369	2,900
Alpha Bank A.E. (I)	4,746	23,197
Bank of Cyprus PCL	735	2,945
Bank of Greece SA	162	6,007
Coca Cola Hellenic Bottling Company SA	1,000	21,150
Diagnostic & Therapeutic Center of Athens
Hygeia SA (I)	1,997	2,507
EFG Eurobank Ergasias SA (I)	3,504	15,551
Fourlis SA	160	1,404
GEK Group of Companies SA	925	4,380
Geniki Bank SA (I)	5,681	2,315
Greek Postal Savings Bank SA (I)	615	1,788
Hellenic Petroleum SA	1,357	9,610
Hellenic Technodomiki Tev SA	2,313	7,692
Hellenic Telecommunications Organization SA	1,308	9,834
Intralot Sa-integrated Lottery
Systems & Services	1,792	5,690
Marfin Financial Group SA Holdings (I)	6,690	8,191
Metka SA	436	4,345
Michaniki SA (I)	2,623	1,775
Motor Oil Hellas Corinth Refineries SA	798	6,969
Mytilineos Holdings SA (I)	1,928	8,949
National Bank of Greece SA (I)	5,031	54,819
OPAP SA	1,350	16,792
Piraeus Bank SA (I)	5,752	24,250
Proton Bank SA (I)	1,023	938
Public Power Corp. SA	1,004	14,400

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Terna Energy SA	278	$1,082
Titan Cement Company SA	454	8,509
Viohalco SA (I)	1,796	7,238

		278,602
Guernsey, C.I. - 0.03%
Amdocs, Ltd. (I)	2,900	77,865
Hong Kong - 1.02%
Agile Property Holdings, Ltd.	8,000	8,184
Alibaba.com, Ltd.	5,500	10,855
Allied Group, Ltd.	2,000	6,582
Allied Properties HK, Ltd.	20,000	4,206
AMVIG Holdings, Ltd.	4,000	2,095
Apac Resources, Ltd. (I)	100,000	6,953
Asia Financial Holdings, Ltd.	22,000	7,886
Asia Satellite Telecom
Holdings Company, Ltd.	7,000	10,639
ASM Pacific Technology, Ltd.	1,800	13,996
Associated International Hotels, Ltd. (I)	2,000	3,688
Bank of East Asia, Ltd.	10,893	39,228
Beijing Enterprises Holdings, Ltd.	4,000	25,933
Belle International Holdings, Ltd.	23,000	32,667
BOC Hong Kong Holdings, Ltd.	13,500	30,721
Brilliance China Automotive Holdings, Ltd. (I)	68,000	21,889
C C Land Holdings, Ltd.	7,000	2,334
Cafe de Coral Holdings, Ltd.	2,000	5,125
Cathay Pacific Airways, Ltd.	8,000	15,765
Chaoda Modern Agriculture Holdings, Ltd.	28,480	27,614
Chaoyue Group, Ltd. (I)	45,000	3,595
Cheung Kong Holdings, Ltd.	7,000	80,795
Cheung Kong Infrastructure Holdings, Ltd.	4,000	14,835
China Aerospace International Holdings, Ltd.	76,000	9,053
China Agri-Industries Holdings, Ltd.	8,000	9,162
China Everbright International, Ltd.	16,000	6,723
China Everbright, Ltd.	4,000	9,101
China Gas Holdings, Ltd.	16,000	8,977
China Grand Forestry Resources
Group, Ltd. (I)	26,000	822
China Green Holdings, Ltd.	3,000	3,008
China Mengniu Dairy Company, Ltd.	4,000	12,944
China Merchants Holdings
International Company, Ltd.	6,321	20,931
China Mobile, Ltd.	5,100	251,991
China Mobile, Ltd.	1,500	14,902
China Overseas Land & Investment, Ltd.	18,960	35,318
China Pharmaceutical Group, Ltd.	14,000	8,432
China Power New Energy Development
Company, Ltd. (I)	100,000	8,887
China Resource Power Holdings, Ltd.	8,000	18,063
China Resources Enterprises, Ltd.	8,000	29,445
China Resources Gas Group, Ltd.	6,000	8,487
China Resources Land, Ltd.	12,000	22,501
China State Construction
International Holdings, Ltd.	18,000	5,485
China Taiping Insurance Holdings
Company, Ltd. (I)	7,000	22,622
China Travel International Investment Hong
Kong, Ltd. (I)	22,000	4,669
China Unicom Hong Kong, Ltd. (L)	3,803	50,580
China WindPower Group, Ltd. (I)	80,000	7,829
Citic 1616 Holdings, Ltd.	27,000	7,228
Citic 21CN Company, Ltd. (I)	36,000	4,695
CITIC Resources Holdings, Ltd. (I)	11,500	1,986
CLP Holdings, Ltd.	7,500	54,302
CNNC International, Ltd. (I)	10,000	8,564
CNOOC, Ltd.	600	$102,102
CNPC Hong Kong, Ltd.	16,000	20,168
Coastal Greenland, Ltd. (I)	4,000	211
COFCO International, Ltd.	6,000	3,506
Cosco International Holdings, Ltd.	22,427	10,919
COSCO Pacific, Ltd.	6,000	7,114
Dah Chong Hong Holdings, Ltd.	8,000	4,951
Dah Sing Banking Group, Ltd. (I)	4,400	5,659
Dah Sing Financial Group (I)	800	4,536
Denway Motors, Ltd.	68,000	31,913
Digital China Holdings, Ltd.	6,000	9,127
Esprit Holdings, Ltd.	5,813	31,422
First Pacific Company	24,000	16,239
Fosun International	22,500	15,859
Franshion Properties China, Ltd.	40,000	10,978
Fushan International Energy Group, Ltd.	16,000	8,892
Galaxy Entertainment Group, Ltd. (I)	6,000	3,235
GCL Poly Energy Holdings, Ltd. (I)	33,000	6,155
Geely Automobile Holdings Company, Ltd.	15,000	4,537
Giordano International, Ltd.	8,000	3,408
Global Bio-Chem Technology Group
Company, Ltd. (I)	10,000	1,386
Glorious Sun Enterprises, Ltd.	30,000	11,127
GOME Electrical Appliances
Holdings, Ltd. (I)	57,000	17,148
Great Eagle Holdings, Ltd.	4,108	10,483
Guangzhou Investment Company, Ltd. (I)	48,423	10,468
GZI Transportation, Ltd.	5,640	2,736
Haier Electronics Group Company, Ltd. (I)	16,000	9,793
Hang Lung Group, Ltd.	6,000	31,943
Hang Lung Properties, Ltd.	11,000	42,400
Hang Seng Bank, Ltd.	3,000	40,120
Harbin Power Equipment Company, Ltd.	6,000	4,283
Henderson Land Development Company, Ltd.	6,000	34,955
Hengan International Group Compnay, Ltd.	4,000	32,251
Hi Sun Technology China, Ltd. (I)	15,000	6,816
HKC Holdings, Ltd. (I)	27,770	1,862
Hong Kong & China Gas Company, Ltd.	16,940	42,000
Hong Kong Aircraft
Engineering Company, Ltd.	800	10,762
Hong Kong Electric Holdings, Ltd.	5,500	32,735
Hong Kong Energy Holdings, Ltd. (I)	327	24
Hong Kong Exchanges & Clearing, Ltd.	3,300	51,542
Hopewell Holdings, Ltd.	6,000	16,876
Hopson Development Holdings, Ltd.	6,000	7,397
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	27,000	5,887
Hutchison Whampoa, Ltd.	11,000	67,773
Industrial and Commercial Bank of
China Asia, Ltd.	3,203	8,462
Inspur International, Ltd.	45,000	3,989
Johnson Electric Holdings, Ltd. (I)	11,000	5,019
Ju Teng International Holdings, Ltd.	10,000	6,106
Kerry Properties, Ltd.	4,000	17,143
Kingboard Chemical Holdings, Ltd.	4,500	19,262
Kingboard Laminates Holdings, Ltd.	16,000	13,303
Kowloon Development Company, Ltd.	7,000	6,891
Lee & Man Holding, Ltd.	8,000	6,003
Lee & Man Paper Manufacturing, Ltd.	33,600	24,635
Li & Fung, Ltd.	8,000	35,914
Li Ning Company, Ltd.	5,000	16,366
Lifestyle International Holdings, Ltd.	4,500	8,728
Lonking Holdings, Ltd.	12,000	7,996
Melco International Development (I)	16,000	6,306
Midland Holdings, Ltd.	10,000	8,174

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Miramar Hotel & Investment Company, Ltd.	8,000	$7,749
Mongolia Energy Company, Ltd. (I)	21,000	7,356
MTR Corp., Ltd.	7,124	24,365
Neo-neon Holdings, Ltd. (I)	10,000	5,327
New World China Land, Ltd.	33,000	10,273
New World Development Company, Ltd.	18,036	29,136
Nine Dragons Paper Holdings, Ltd.	16,000	21,627
NWS Holdings, Ltd.	6,448	11,540
Orient Overseas International, Ltd. (I)	1,500	10,620
Pacific Andes International Holdings, Ltd.	36,000	5,806
Pacific Basin Shipping, Ltd.	14,000	8,675
Parkson Retail Group, Ltd.	15,000	25,321
PCCW, Ltd.	34,000	9,869
Petroasian Energy Holdings, Ltd. (I)	44,000	3,789
Poly Hong Kong Investment, Ltd.	7,000	6,854
Shanghai Industrial Holdings, Ltd.	4,000	15,841
Shangri-La Asia, Ltd.	10,000	18,632
Shenzhen International Holdings, Ltd.	45,000	2,758
Shenzhen Investment, Ltd.	44,000	12,590
Shimao Property Holdings, Ltd., GDR	14,500	22,502
Shougang Concord International Enterprises
Company, Ltd. (I)	12,000	1,684
Shun Tak Holdings, Ltd.	12,000	6,207
Sino Biopharmaceutical, Ltd.	96,000	37,122
Sino Land Company, Ltd.	12,068	21,556
Sino-Forest Corp. (I)	1,200	17,055
Sino-Ocean Land Holdings, Ltd.	31,596	22,593
Sinofert Holdings, Ltd. (I)	34,000	13,339
Sjm Holdings, Ltd.	15,000	12,591
Soho China, Ltd.	15,000	8,681
Star Cruises, Ltd. (I)	54,000	9,206
Stella International Holdings, Ltd.	4,000	7,695
Sun Hung Kai Properties, Ltd.	7,000	95,263
Superb Summit International Timber
Company, Ltd. (I)	89,000	3,253
TAI Cheung Holdings, Ltd.	14,000	8,352
TCC International Holdings, Ltd.	10,000	2,759
TCL Multimedia Technology Holdings, Ltd.	12,000	6,397
Techtronic Industries Company, Ltd.	11,000	8,592
Television Broadcasting Company, Ltd.	3,000	13,922
Texwinca Holdings, Ltd.	12,000	11,634
The Hongkong & Shanghai Hotels, Ltd.	8,182	13,301
Tian An China Investment, Ltd.	12,000	7,429
Transport International Holdings, Ltd.	2,800	8,075
Vitasoy International Holdings, Ltd.	12,000	9,164
Vodone Ltdvodone Ltd.	28,000	8,261
VTech Holdings, Ltd.	2,000	21,216
Wharf Holdings, Ltd.	9,000	43,966
Wheelock and Company, Ltd.	8,000	22,531
Wheelock Properties, Ltd.	15,000	24,886
Wing Hang Bank, Ltd.	1,500	14,686
Wing On Company International, Ltd.	4,000	6,240
Yue Yuen Industrial Holdings, Ltd.	7,000	21,702

		2,780,275
Hungary - 0.06%
Egis Gyogyszergyar Nyrt.	93	7,486
Gedeon Richter Rt.	147	25,995
Magyar Telekom Telecommunications PLC	1,300	17,654
MOL Magyar Olaj & Gazipari Rt. (I)	561	46,303
OTP Bank Rt. (I)	2,723	54,809

		152,247
India - 0.71%
Abb, Ltd.	467	8,619
ACC, Ltd.	460	$8,637
Adani Enterprises, Ltd.	790	9,111
Aditya Birla Nuvo, Ltd. (I)	491	7,955
Ambuja Cements, Ltd.	4,724	11,570
Amtek Auto, Ltd.	2,715	10,287
Apollo Hospitals Enterprise, Ltd.	563	9,056
Asian Paints, Ltd.	192	9,445
Axis Bank, Ltd.	1,198	31,657
Bajaj Auto, Ltd.	241	12,857
Bajaj Holdings and Investment, Ltd.	665	9,879
Balrampur Chini Mills, Ltd.	5,350	9,577
BEML, Ltd.	572	12,135
BGR Energy Systems, Ltd.	542	8,451
Bharat Electronics, Ltd.	204	7,548
Bharat Heavy Electricals, Ltd.	439	23,089
Bharat Petroleum Corp., Ltd.	635	9,028
Bharti Telecom, Ltd.	5,164	28,915
Bhushan Steel, Ltd.	230	6,900
Biocon, Ltd.	1,434	9,941
Bosch, Ltd.	79	9,129
Britannia Industries, Ltd. (I)	195	7,791
Cadila Healthcare, Ltd.	793	11,310
Cairn India, Ltd. (I)	1,480	9,589
Canara Bank	847	8,210
Cesc, Ltd.	886	7,194
Cipla, Ltd.	3,066	22,342
Colgate-palmolive India, Ltd.	468	8,376
Container Corporation of India, Ltd.	286	8,245
Crisil, Ltd.	19	2,381
Crompton Greaves, Ltd.	1,545	8,435
Cummins India, Ltd.	861	10,968
Dabur India, Ltd.	2,138	9,643
Divi’s Laboratories, Ltd.	640	10,587
DLF, Ltd.	741	4,553
Dr. Reddy’s Laboratories, Ltd., ADR	900	27,765
EID Parry India, Ltd.	1,000	8,877
Essar Oil Ltd (I)	1,027	3,091
Exide Industries, Ltd.	3,342	9,402
Federal Bank, Ltd.	3,403	23,123
Financial Technologies India, Ltd.	236	6,724
GAIL India, Ltd.	2,673	26,794
Gammon India, Ltd.	1,883	8,657
Geodesic, Ltd.	2,978	5,545
Gillette India, Ltd.	248	9,224
GlaxoSmithKline Pharmaceuticals, Ltd.	235	11,003
Glenmark Pharmaceuticals, Ltd.	334	1,925
Godrej Consumer Products, Ltd.	1,452	10,684
Grasim Industries, Ltd.	106	4,193
Great Eastern Shipping Company, Ltd. (I)	515	3,213
Gvk Power & Infrastructure, Ltd. (I)	6,734	6,330
HCL Technologies, Ltd.	1,025	7,927
HDFC Bank, Ltd.	300	42,891
HDFC Bank, Ltd.	466	19,316
Hero Honda Motors, Ltd.	572	25,018
Hindalco Industries, Ltd.	6,590	20,266
Hindustan Construction Company, Ltd.	2,378	6,022
Hindustan Petroleum Corp. Ltd.	939	9,464
Hindustan Unilever, Ltd.	1,743	10,043
Housing Development &
Infrastructure, Ltd. (I)	1,200	6,359
ICICI Bank, Ltd., SADR	2,200	79,508
Idea Cellular, Ltd. (I)	2,091	2,662
India Cements, Ltd.	2,973	6,844
Indiabulls Real Estate, Ltd. (I)	4,034	13,513
Indian Oil Corp. Ltd.	1,530	13,158

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
IndusInd Bank, Ltd.	2,263	$9,923
Infosys Technologies, Ltd.	338	20,192
Infosys Technologies, Ltd., ADR	1,300	77,883
Infrastructure Development
Finance Company, Ltd.	3,824	14,592
IRB Infrastructure Developers, Ltd.	1,495	8,520
ITC, Ltd.	4,223	27,590
IVRCL Infrastructures & Projects, Ltd.	6,650	26,329
Jain Irrigation Systems, Ltd.	395	9,046
Jaiprakash Associates, Ltd.	3,873	10,573
Jaiprakash Power Ventures, Ltd.	5,500	8,129
Jindal Steel & Power, Ltd.	2,802	37,319
JSW Steel, Ltd.	366	8,273
Jubilant Organosys, Ltd. (I)	1,184	8,876
Kotak Mahindra Bank, Ltd.	759	12,471
Lanco Infratech, Ltd. (I)	6,722	9,537
Larsen & Toubro, Ltd.	550	21,334
LIC Housing Finance, Ltd.	1,077	23,028
Mahanagar Telephone Nigam, Ltd.	5,982	8,419
Mahindra & Mahindra, Ltd.	2,490	33,515
Maruti Suzuki India, Ltd.	284	8,627
MAX India, Ltd. (I)	1,717	5,649
Moser Baer India, Ltd.	3,670	5,347
Motherson Sumi Systems, Ltd.	2,741	8,538
Mphasis, Ltd.	1,558	18,776
Mundra Port and Special Economic Zone, Ltd.	820	12,903
National Aluminium Company, Ltd.	1,121	10,244
NTPC, Ltd.	1,839	7,860
Oil & Natural Gas Corp., Ltd.	1,221	34,360
Patni Computer Systems, Ltd., ADR (I)	300	6,849
Pidilite Industries, Ltd. (I)	3,726	10,527
Piramal Healthcare, Ltd.	649	6,662
Power Finance Corp. Ltd.	2,196	14,037
Procter & Gamble Hygiene &
Health Care, Ltd.	193	8,292
PTC India, Ltd.	2,981	6,387
Punj Lloyd, Ltd.	1,401	4,077
Reliance Capital, Ltd. (I)	1,234	20,050
Reliance Communications, Ltd.	3,426	14,526
Reliance Industries, Ltd.	6,559	152,731
Reliance Infrastructure, Ltd.	523	13,465
Reliance Natural Resources, Ltd. (I)	6,513	9,168
Reliance Power, Ltd. (I)	3,825	14,018
Ruchi Soya Industries, Ltd.	3,000	6,979
Rural Electrification Corp. Ltd.	1,555	10,103
Samruddhi Cement, Ltd.	106	1,118
Satyam Computer Services, Ltd. (I)	3,019	5,866
Sesa Goa, Ltd.	1,368	10,225
Shree Cement, Ltd.	199	8,686
Shriram Transport Finance Company	782	9,666
Siemens India, Ltd.	576	9,078
State Bank Of India	260	12,823
Steel Authority of India, Ltd.	2,003	8,262
Sterling Biotech, Ltd.	2,768	6,379
Sterlite Industries India Ltd	3,212	11,613
Sterlite Industries India, Ltd.	1,100	15,664
Sun Pharmaceutical Industries, Ltd.	351	13,522
Sun Tv Network, Ltd.	1,006	9,482
Suzlon Energy, Ltd. (I)	941	1,157
Tanla Solutions, Ltd.	2,423	1,870
Tata Communications, Ltd.	396	2,211
Tata Consultancy Services, Ltd.	2,054	32,977
Tata Motors, Ltd., SADR	800	13,752
Tata Power Company, Ltd. (I)	428	11,870
Tata Steel, Ltd.	2,063	21,396
Tata Tea, Ltd.	3,900	$10,167
Tech Mahindra, Ltd. (I)	391	6,141
Titan Industries, Ltd.	216	10,973
Torrent Power, Ltd.	1,000	7,040
Ultratech Cement, Ltd.	371	6,984
Unitech, Ltd.	4,300	6,786
United Phosphorus, Ltd.	3,143	12,345
United Spirits, Ltd.	496	13,846
Usha Martin, Ltd.	4,856	8,691
Welspun-Gujarat Stahl, Ltd.	1,168	5,786
Wipro, Ltd., ADR (L)	1,667	20,000
Wockhardt, Ltd. (I)	1,455	4,176
Zee Entertainment Enterprises, Ltd.	2,844	18,660

		1,937,887
Indonesia - 0.18%
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	9,000	8,131
Adaro Energy Tbk	42,500	9,223
Aneka Tambang Tbk PT	15,000	3,163
Astra Agro Lestari Tbk PT	2,000	4,223
Astra International Tbk PT	11,500	60,536
Bakrie & Brothers Tbk PT (I)	182,500	1,129
Bakrie Telecom Tbk PT (I)	471,000	8,739
Bank Central Asia Tbk PT	60,000	38,785
Bank Danamon Indonesia Tbk PT	28,995	17,037
Bank Mandiri Tbk PT	33,500	21,812
Bank Negara Indonesia Persero Tbk PT	9,500	2,429
Bank Pan Indonesia Tbk PT (I)	104,500	11,658
Bank Rakyat Indonesia Tbk PT	29,500	29,796
Barito Pacific Tbk PT (I)	49,500	5,563
Bisi International PT (I)	47,500	6,939
Bumi Resources Tbk PT	163,500	33,404
Energi Mega Persada Tbk PT (I)	760,500	10,539
Global Mediacom Tbk PT	52,500	1,882
Gudang Garam Tbk PT	5,000	18,642
Holcim Indonesia Tbk PT (I)	42,000	9,942
Indah Kiat Pulp and Paper Corp Tbk PT (I)	38,500	7,764
Indocement Tunggal Prakarsa Tbk PT	7,000	12,057
Indofood Sukses Makmur Tbk PT (I)	31,000	13,995
Indosat Tbk PT, ADR	131	3,555
International Nickel Indonesia Tbk PT	24,000	9,765
Jasa Marga PT	36,000	7,972
Kalbe Farma Tbk PT	51,500	11,818
Lippo Karawaci Tbk PT (I)	50,000	2,746
Medco Energi Internasional Tbk PT	35,000	11,240
Perusahaan Gas Negara Tbk PT	41,000	17,336
PT Indo Tambangray	500	2,035
PT Telekomunikiasi Indonesia Tbk PT, SADR	800	27,384
Semen Gresik Persero Tbk PT	11,500	10,998
Summarecon Agung Tbk PT	24,500	2,251
Timah Tbk PT	35,500	8,283
Unilever Indonesia Tbk PT	14,000	26,016
United Tractors Tbk PT	10,750	21,953

		500,740
Ireland - 0.22%
Accenture PLC, Class A	4,300	166,195
Allied Irish Banks PLC (I)	1,000	2,180
Anglo Irish Bank Corp. PLC (I)	3,621	688
Bank of Ireland	2,000	6,580
C&C Group PLC - London Exchange	1,096	4,292
Covidien PLC	116	4,661
CRH PLC	5,638	117,834
DCC PLC	1,040	23,494

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Elan Corp. PLC (I)	3,100	$13,950
Experian PLC	5,311	45,985
FBD Holdings PLC (I)	77	625
Grafton Group PLC	1,533	5,442
Greencore Group PLC	532	838
Ingersoll-Rand PLC (L)	3,100	106,919
Kerry Group PLC	1,026	28,421
Kingspan Group PLC	1,864	13,744
Paddy Power PLC	155	4,813
United Drug PLC	3,962	11,028
Warner Chilcott, Class A PLC (I)	1,600	36,560

		594,249
Israel - 0.16%
Africa Israel Investments, Ltd. (I)	713	3,386
Bank Hapoalim, Ltd. (I)	7,512	26,987
Bank Leumi Le-Israel, Ltd. (I)	8,417	29,901
Bezek Israeli Telecommunications Corp., Ltd.	7,082	15,493
Cellcom Israel, Ltd.	473	11,800
Elbit Systems, Ltd.	300	15,075
Israel Chemicals, Ltd.	2,306	24,048
Makhteshim-Agam Industries, Ltd.	1,399	4,662
Mellanox Technologies, Ltd. (I)	228	4,945
Migdal Insurance Holdings, Ltd.	3,100	4,832
Mizrahi Tefahot Bank, Ltd. (I)	1,337	9,716
NICE Systems, Ltd., SADR (I)	600	15,294
Ormat Industries, Ltd.	811	6,014
Partner Communications Company, Ltd.	700	10,682
Super-Sol, Ltd.	1,097	5,758
Teva Pharmaceutical Industries, Ltd., SADR	4,753	247,108
Tower Semiconductor, Ltd. (I)	2,276	3,273

		438,974
Italy - 0.55%
A2A SpA	6,859	9,299
Acea SpA (I)	1,055	10,437
Acegas-APS SpA	800	3,967
Amplifon SpA	619	2,845
Ansaldo STS SpA	342	5,461
Assicurazioni Generali SpA	4,381	76,450
Astaldi SpA	1,584	7,997
Autogrill SpA (I)	1,195	14,308
Autostrade SpA	1,216	21,558
Azimut Holding SpA	1,451	11,968
Banca Carige SpA	7,025	13,735
Banca Intermobiliare SpA (I)	2,375	12,110
Banca Monte dei Paschi di Siena SpA (I)	13,824	15,652
Banca Popolare Dell’emilia Romagna SCRL	946	9,571
Banca Popolare di Milano SpA	3,194	13,179
Banca Popolare Di Sondrio SCRL	1,915	15,480
Banche Popolari Unite SpA	4,010	34,503
Banco di Desio e della Brianza SpA	669	2,995
Banco Popolare Societa Cooperativa	3,700	20,333
Benetton Group SpA	867	5,745
Bulgari SpA	1,321	9,472
Buzzi Unicem SpA	1,110	11,130
Caltagirone Editore SpA	265	598
Cementir SpA	447	1,176
CIR-Compagnie Industriali Riunite SpA (I)	2,773	4,673
Credito Artigiano SpA	655	1,072
Credito Bergamasco SpA	157	4,252
Credito Emiliano SpA	637	3,585
Danieli & C Officine Meccaniche SpA	270	4,871
Davide Campari Milano SpA	2,064	10,125
DiaSorin SpA	185	6,751
Enel SpA (L)	25,513	$107,933
Eni SpA, SADR (L)	4,900	179,095
ERG SpA	259	3,015
Fiat SpA	4,623	47,579
Finmeccanica SpA	2,072	21,501
Fondiaria-Sai SpA	869	8,151
Gemina SpA (I)	17,011	10,333
Geox SpA	1,356	6,041
Gruppo Editoriale L’Espresso SpA (I)	2,310	4,448
Hera SpA	6,946	11,352
Immsi SpA (L)	4,536	4,053
Impregilo SpA (I)	4,555	10,408
Intesa Sanpaolo SpA	33,833	89,095
Iren SpA (L)	1,525	2,282
Italcementi SpA	699	5,295
Lottomatica SpA	439	5,656
Luxottica Group SpA	390	9,396
Luxottica Group SpA	400	9,636
Maire Tecnimont SpA	5,517	17,556
Mediaset SpA	3,551	20,218
Mediobanca SpA (I)	2,815	20,982
Mediolanum SpA	1,091	4,269
Milano Assicurazioni SpA	1,886	3,185
Mondadori (Arnoldo) Editore SpA (I)	2,250	6,550
Parmalat SpA	14,950	34,730
Piccolo Credito Valtellinese SCRL	2,715	12,393
Pirelli & Company SpA	26,189	14,472
Prysmian SpA	1,094	15,716
Recordati SpA	1,275	8,935
Safilo Group SpA (I)	123	1,138
Saipem SpA	1,253	38,080
Saras SpA (I)	2,835	5,900
Seat Pagine Gialle SpA (I)	662	109
Snam Rete Gas SpA	6,994	27,804
Societa’ Cattolica di Assicurazioni SCRL	635	15,800
Sorin SpA (I)	7,397	13,034
Telecom Italia SpA	66,213	72,979
Terna Rete Elettrica Nazionale SpA	10,246	36,900
Tiscali SpA (I)	46,781	6,432
Tod’s SpA	254	16,013
UniCredit Italiano SpA	92,840	206,077
Unipol Gruppo Finanziario SpA, ADR (L)	8,796	5,888
Vianini Lavori SpA	357	1,824

		1,507,551
Japan - 4.73%
ABC-MART, Inc.	100	3,924
Adeka Corp.	1,400	13,124
Aderans Company, Ltd. (I)	200	2,407
Advantest Corp.	500	10,470
AEON Company, Ltd.	3,500	37,148
Aica Kogyo Company, Ltd.	1,100	11,673
Aichi Bank, Ltd.	100	6,780
Aida Engineering, Ltd.	1,000	4,123
Aiphone Company, Ltd.	400	6,798
Air Water, Inc.	1,000	10,936
Aisin Seiki Company, Ltd.	900	24,315
Ajinomoto Company, Inc.	5,000	45,278
Akita Bank, Ltd.	3,000	10,377
Alfresa Holdings Corp.	400	19,295
All Nippon Airways Company, Ltd. (I)	3,000	9,492
Alpine Electronics, Inc. (I)	900	10,911
Alps Electric Company, Ltd. (I)	3,000	25,750
Amada Company, Ltd.	3,000	19,701
Anritsu Corp. (I)	1,000	4,399

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aomori Bank, Ltd.	1,000	$2,430
Aoyama Trading Company, Ltd.	900	16,064
Aozora Bank, Ltd.	7,000	9,096
Arakawa Chemical Industries, Ltd.	600	6,283
Arcs Company, Ltd.	500	6,717
Ariake Japan Company, Ltd.	500	7,875
Asahi Breweries, Ltd.	1,500	25,356
Asahi Glass Company, Ltd.	2,000	18,661
Asahi Kasei Corp.	10,000	52,337
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	6,851
ASATSU-DK, Inc.	200	5,090
Asics Corp.	1,000	9,163
ASKUL Corp.	400	6,746
Astellas Pharma, Inc.	1,800	60,197
Asunaro Aoki Construction Company, Ltd.	1,000	4,283
Atom Corp. (I)	2,500	6,235
Avex Group Holdings, Inc.	800	10,012
Awa Bank, Ltd.	2,000	12,312
Bando Chemical Industries, Ltd.	1,000	3,168
Bank of Kyoto, Ltd.	3,000	24,636
Bank of Saga, Ltd.	3,000	9,202
Bank of the Ryukyus, Ltd.	900	10,498
Bank of Yokohama, Ltd.	9,000	41,094
Benesse Holdings, Inc.	400	18,217
Best Denki Company, Ltd. (I)	500	1,362
Bridgestone Corp.	1,900	30,121
Brother Industries, Ltd.	2,200	22,905
Bunka Shutter Company, Ltd.	2,000	5,726
Canon Electronics, Inc.	200	4,497
Canon Sales Company, Inc.	700	9,864
CANON, Inc.	3,600	134,316
Capcom Company, Ltd.	300	4,813
Casio Computer Company, Ltd.	2,000	11,981
Central Glass Company, Ltd.	3,000	11,828
Central Japan Railway Company, Ltd.	6	49,412
Chiba Bank, Ltd.	5,000	30,123
Chiba Kogyo Bank, Ltd. (I)	700	4,952
Chiyoda Company, Ltd.	200	2,389
Chiyoda Corp.	2,000	14,509
Chofu Seisakusho Company, Ltd.	400	8,538
Chubu Electric Power Company, Inc.	2,900	71,902
Chugai Pharmaceutical Company, Ltd.	900	15,893
Chugoku Bank, Ltd.	2,000	23,574
Chugoku Electric Power Company, Inc.	1,300	26,823
Chuo Mitsui Trust Holdings, Inc.	7,000	24,651
Circle K Sunkus Company, Ltd.	300	3,841
Citizen Watch Company, Ltd.	3,500	21,289
Coca-Cola West Japan Company, Ltd.	200	3,307
Colowide Company, Ltd.	1,500	7,523
COMSYS Holdings Corp.	1,200	10,739
Cosmo Oil Company, Ltd.	4,000	9,616
Credit Saison Company, Ltd.	1,800	18,619
CSK Corp. (I)	500	2,067
Culture Convenience Club Company, Ltd.	1,100	5,118
Dai Nippon Printing Company, Ltd.	3,000	34,668
Daicel Chemical Industries, Ltd.	2,000	13,489
Daido Steel Company, Ltd.	4,000	17,165
Daifuku Company, Ltd.	1,500	9,191
Daihatsu Motor Company, Ltd.	1,000	9,283
Daiichi Sankyo Company, Ltd.	3,000	53,651
Daikin Industries, Ltd.	1,000	30,520
Daikokutenbussan Company, Ltd (I)	300	9,134
Daikyo, Inc. (I)	1,000	1,636
Daimei Telecom Engineering Corp.	1,000	7,906
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	$3,670
Dainippon Screen Manufacturing
Company, Ltd. (I)	2,000	9,076
Dainippon Sumitomo Pharma Company, Ltd.	1,000	7,686
Daio Paper Corp.	1,000	7,638
Daisan Bank, Ltd.	1,000	2,996
Daiseki Company, Ltd.	500	10,349
Daishi Bank, Ltd.	3,000	9,850
Daito Trust Construction Company, Ltd.	500	28,266
Daiwa House Industry Company, Ltd.	4,000	36,034
Daiwa Securities Group, Inc.	10,000	42,067
DCM Japan Holdings Company, Ltd.	1,400	7,683
Dena Company, Ltd.	300	7,912
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	23,322
Denki Kogyo Company, Ltd.	3,000	12,805
Denso Corp.	1,900	52,531
Descente, Ltd.	2,000	11,055
Disco Corp.	100	6,342
Don Quijote Company, Ltd.	200	5,359
Doutor Nichires Holdings Company, Ltd.	700	9,371
Dowa Holdings Company, Ltd.	2,000	9,633
DTS Corp.	900	10,946
Duskin Company, Ltd.	600	10,279
Dydo Drinco, Inc.	100	3,628
E-Access, Ltd.	18	12,271
East Japan Railway Company	1,500	99,990
Ebara Corp. (I)	4,000	17,060
EDION Corp.	500	3,809
Ehime Bank, Ltd.	1,000	2,889
Eisai Company, Ltd.	900	29,774
Electric Power Development Company, Ltd.	900	28,591
Elpida Memory, Inc. (I)	800	12,360
Exedy Corp.	200	5,144
Ezaki Glico Company, Ltd.	1,000	12,114
FamilyMart Company, Ltd.	300	9,887
Fancl Corp.	300	4,255
Fanuc, Ltd.	800	89,752
Fast Retailing Company, Ltd.	200	30,187
FP Corp.	200	10,401
France Bed Holdings Company, Ltd.	5,000	7,319
Fuji Electric Holdings Company, Ltd.	7,000	20,019
Fuji Heavy Industries, Ltd. (I)	5,000	26,693
Fuji Kyuko Company, Ltd.	2,000	10,856
Fuji Oil Company, Ltd.	400	5,867
Fuji Software ABC, Inc.	400	6,585
Fuji Television Network, Inc.	5	7,185
FUJIFILM Holdings Corp.	2,900	83,422
Fujikura, Ltd.	4,000	17,426
Fujitec Company, Ltd.	1,000	5,142
Fujitsu, Ltd.	7,000	43,977
Fukuoka Financial Group, Inc.	8,000	33,180
Fukuyama Transporting Company, Ltd.	3,000	13,871
Furukawa Electric Company, Ltd.	4,000	17,570
Futaba Corp.	600	9,981
Futaba Industrial Company, Ltd. (I)	400	2,997
Glory, Ltd.	500	10,883
Godo Steel, Ltd.	3,000	7,201
Goldcrest Company, Ltd.	170	2,953
GS Yuasa Corp.	2,000	13,058
Gunma Bank	4,000	21,159
H20 Retailing Corp.	1,000	6,490
Hakuhodo DY Holdings, Inc.	210	10,543
Hamamatsu Photonics KK	500	13,908
Hankyu Hanshin Holdings, Inc.	5,000	22,001

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hanwa Company, Ltd.	2,000	$7,933
Harashin Narus Holdings Company, Ltd.	400	4,565
Haseko Corp. (I)	7,000	5,552
Heiwa Corp.	700	7,550
Heiwa Real Estate Company, Ltd.	3,500	7,932
Higashi-Nippon Bank, Ltd.	3,000	5,779
Higo Bank, Ltd.	2,000	11,025
Hikari Tsushin, Inc.	400	7,130
Hirose Electric Company, Ltd.	200	18,260
HIS Company, Ltd.	400	8,011
Hisamitsu Pharmaceutical Company, Inc.	300	11,904
Hitachi High-Technologies Corp.	800	14,725
Hitachi Koki Company, Ltd.	800	6,795
Hitachi Kokusai Electric, Inc.	1,000	7,930
Hitachi Metals, Ltd.	1,000	10,150
Hitachi Tool Engineering, Ltd.	800	8,972
Hitachi Transport System, Ltd.	700	10,232
Hitachi Zosen Corp.	7,500	10,092
Hitachi, Ltd. (I)	1,900	68,970
Hogy Medical Company, Ltd.	100	4,857
Hokkaido Electric Power Company, Inc.	900	19,374
Hokuetsu Bank, Ltd.	5,000	8,375
Hokuhoku Financial Group, Inc.	10,000	18,337
Hokuriku Electric Power Company	900	19,728
Honda Motor Company, Ltd.	6,500	188,770
Hosiden Corp.	1,100	11,538
House Food Corp.	200	2,931
Hoya Corp.	1,700	36,098
Hyakujushi Bank, Ltd.	2,000	7,365
Ibiden Company, Ltd.	900	24,264
IBJ Leasing Company, Ltd.	200	3,507
Ichiyoshi Securities Company, Ltd.	1,100	7,318
ICOM, Inc.	300	6,851
Idemitsu Kosan Company, Ltd.	200	15,022
Iida Home Max (I)	400	3,162
Inaba Denki Sangyo Company, Ltd.	400	9,331
Inageya Company, Ltd.	1,000	10,417
Inpex Corp.	6	33,348
Iseki & Company, Ltd. (I)	3,000	7,273
Isetan Mitsukoshi Holdings, Ltd.	3,500	34,124
Ishikawajima-Harima Heavy
Industries Company, Ltd.	9,000	14,373
Isuzu Motors, Ltd.	8,000	23,888
IT Holdings Corp.	300	3,564
ITO EN, Ltd.	400	6,120
Itochu Corp.	7,000	54,578
Itochu Techno-Science Corp.	400	14,495
Iyo Bank, Ltd.	2,000	18,576
Izumi Company, Ltd.	700	9,360
Izumiya Company, Ltd.	1,000	4,307
J Front Retailing Company, Ltd.	5,000	24,133
Jalux, Inc. (I)	500	3,521
Japan Aviation Electronics Industry, Ltd.	1,000	6,316
Japan Petroleum Exploration Company, Ltd.	200	8,160
Japan Pulp & Paper Company, Ltd.	1,000	3,421
Japan Tobacco, Inc.	19	59,068
Japan Wool Textile Company, Ltd.	1,000	6,773
Jeol, Ltd.	1,000	3,441
JFE Holdings, Inc.	1,700	52,482
JGC Corp.	1,000	15,160
Joshin Denki Company, Ltd.	1,000	10,091
Joyo Bank, Ltd.	5,000	19,856
JS Group Corp.	2,600	49,640
JSR Corp.	1,300	21,797
Juki Corp. (I)	1,000	1,937
Juroku Bank, Ltd.	3,000	$10,582
JX Holdings, Inc. (I)	17,990	87,934
K’s Holding Corp.	600	12,290
kabu.com Securities Company, Ltd.	1,400	6,583
Kagome Company, Ltd.	200	3,630
Kagoshima Bank, Ltd.	2,000	12,840
Kajima Corp.	5,000	11,282
Kakaku.com, Inc.	2	8,268
Kaken Pharmaceutical Company, Ltd.	1,000	9,936
Kameda Seika Company, Ltd.	400	7,468
Kamigumi Company, Ltd.	3,000	23,056
Kaneka Corp.	3,000	17,396
Kanematsu Corp. (I)	9,000	7,163
Kansai Electric Power Company, Ltd.	2,700	65,921
Kansai Paint Company, Ltd.	2,000	17,116
Kanto Denka Kogyo Company, Ltd.	1,000	6,251
Kao Corp.	2,000	47,016
Kappa Create Company, Ltd.	350	7,103
Katakura Industries Company, Ltd.	700	6,891
Kawasaki Heavy Industries, Ltd.	9,000	21,842
Kawasaki Kisen Kaisha, Ltd. (I)	5,000	20,231
KDDI Corp.	11	52,251
Keihan Electric Railway Company, Ltd.	5,000	20,757
Keihin Corp.	300	5,213
Keihin Electric Express
Railway Company, Ltd.	2,000	17,651
Keio Corp.	4,000	25,760
Keisei Electric Railway Company, Ltd.	2,000	11,140
Keiyo Bank, Ltd.	2,000	10,401
Kenedix, Inc. (I)	4	661
KEY Coffee, Inc.	300	5,258
Keyence Corp.	200	46,008
Kikkoman Corp.	2,000	20,961
Kinden Corp.	1,000	8,503
Kintetsu Corp.	6,000	18,293
Kintetsu World Express, Inc.	100	2,518
Kirin Holdings Company, Ltd.	4,000	50,373
Kisoji Company, Ltd.	400	8,451
Kissei Pharmaceutical Company, Ltd.	1,000	20,945
Kita-Nippon Bank, Ltd.	100	2,529
Kitz Corp.	1,000	4,748
Kiyo Holdings, Inc.	11,000	14,977
Kobayashi Pharmaceutical Company, Ltd.	200	8,490
Kobe Steel Company, Ltd.	24,000	45,829
Kohnan Shoji Company, Ltd.	300	3,062
Koito Manufacturing Company, Ltd.	1,000	14,685
Kokuyo Company, Ltd.	500	4,112
Komatsu, Ltd.	3,700	66,859
Komeri Co., Ltd.	400	8,957
Komori Corp.	700	6,739
Konami Corp.	600	9,457
Konica Minolta Holdings, Inc.	2,500	24,058
Kose Corp.	200	4,708
Koyo Seiko Company, Ltd.	1,800	16,598
Kubota Corp.	4,000	30,546
Kurabo Industries, Ltd.	3,000	4,611
Kuraray Company, Ltd.	2,500	29,192
Kureha Corp.	1,000	4,829
Kurita Water Industries, Ltd.	700	19,120
Kyocera Corp.	800	64,560
Kyorin Company, Ltd.	1,000	14,458
Kyowa Exeo Corp.	1,000	8,810
Kyowa Hakko Kogyo Company, Ltd.	2,000	18,997
Kyushu Electric Power Company, Inc.	1,400	31,395
Lawson, Inc.	500	21,853

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Leopalace21 Corp. (I)	1,200	$3,756
Life Corp.	500	7,526
Lintec Corp.	200	3,613
Lion Corp.	1,000	5,160
Mabuchi Motor Company, Ltd.	200	9,157
Maeda Road Construction Company, Ltd.	1,000	8,104
Makino Milling Machine Company, Ltd. (I)	1,000	6,363
Makita Corp.	700	18,674
Marubeni Corp.	7,000	35,857
Maruha Group, Inc.	3,000	4,581
Marui Company, Ltd.	2,800	18,865
Matsui Securities Company, Ltd.	1,600	9,752
Matsushita Electric Industrial Company, Ltd.	9,400	117,376
Matsuya Company, Ltd. (I)	500	4,252
Max Company, Ltd.	1,000	11,165
Mazda Motor Corp.	9,000	21,011
Mediceo Holdings Company, Ltd.	1,600	19,032
Megmilk Snow Brand Company, Ltd.	500	8,957
Meidensha Corp. (L)	2,000	6,797
MEIJI Holdings Company, Ltd.	500	20,430
Meitec Corp.	500	9,014
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	7,982
Minato Bank, Ltd.	6,000	8,216
Minebea Company, Ltd.	2,000	11,026
MISUMI Group, Inc.	800	14,745
Mitsubishi Chemical Holdings Corp.	6,000	27,323
Mitsubishi Corp.	5,200	108,357
Mitsubishi Electric Corp.	5,000	38,945
Mitsubishi Estate Company, Ltd.	4,000	55,536
Mitsubishi Gas & Chemicals Company, Inc.	3,000	14,538
Mitsubishi Heavy Industries, Ltd.	17,000	58,389
Mitsubishi Logistics Corp.	1,000	11,160
Mitsubishi Materials Corp. (I)	9,000	24,024
Mitsubishi Motors Corp. (I)	17,000	21,511
Mitsubishi Paper Mills, Ltd. (I)	2,000	2,302
Mitsubishi UFJ Financial Group	72,547	328,867
Mitsuboshi Belting Company, Ltd.	1,000	4,353
Mitsui & Company, Ltd.	2,000	23,513
Mitsui & Company, Ltd.	300	72,300
Mitsui Chemicals, Inc.	6,000	16,659
Mitsui Engineering &
Shipbuilding Company, Ltd.	9,000	18,118
Mitsui Fudosan Company, Ltd.	3,000	41,941
Mitsui Mining & Smelting Company, Ltd.	7,000	18,539
Mitsui O.S.K. Lines, Ltd.	4,000	26,398
Mitsui Sumitomo Insurance Group Holdings	2,782	59,388
Mitsui-Soko Company, Ltd.	1,000	3,627
Mitsumi Electric Company, Ltd.	800	13,613
Mitsuuroko Company, Ltd.	1,000	6,478
Miura Company, Ltd.	500	11,397
Mizuho Financial Group, Inc.	72,600	119,160
Mizuho Investors Securities Company, Ltd.	7,000	6,623
Mizuho Trust & Banking Company, Ltd. (I)	9,000	7,731
Mizuno Corp.	1,000	4,450
Mochida Pharmaceutical Company, Ltd.	1,000	9,519
Modec, Inc.	100	1,372
Mori Seiki Company, Ltd.	1,300	13,040
Morinaga Milk Industry Company, Ltd.	3,000	11,603
MOS Food Services, Inc.	500	8,366
Murata Manufacturing Company, Ltd.	1,000	47,628
Musashino Bank, Ltd.	500	14,289
Mutow Company, Ltd.	400	1,454
Nabtesco Corp.	1,000	15,447
Nachi-Fujikoshi Corp.	1,000	2,777
Nagase & Company, Ltd.	1,000	10,361
Nagoya Railroad Comapny, Ltd.	4,000	$11,477
Namco Bandai Holdings, Inc.	1,400	12,283
Nankai Electric Railway Company, Ltd.	3,000	12,227
NEC Corp.	15,000	38,720
NEC Electronics Corp. (I)	1,300	11,126
Net One Systems Company, Ltd.	3	3,861
NGK INSULATORS, Ltd.	1,000	15,546
NGK Spark Plug Company, Ltd.	2,000	24,788
NHK Spring Company, Ltd.	2,000	18,337
NICHIREI Corp.	2,000	8,395
Nidec Corp.	200	16,751
Nifco, Inc.	200	4,141
Nihon Dempa Kogyo Company, Ltd.	200	3,552
Nihon Kohden Corp.	400	7,402
Nihon Parkerizing Company, Ltd.	1,000	13,007
Nihon Unisys, Ltd.	1,200	8,713
Nikon Corp.	800	13,789
Nintendo Company, Ltd.	300	87,389
Nippo Corp.	1,000	7,418
Nippon Carbon Company, Ltd.	1,000	2,801
Nippon Chemi-Con Corp. (I)	1,000	4,362
Nippon Electric Glass Company, Ltd.	2,000	22,760
Nippon Express Company, Ltd.	7,000	31,497
Nippon Flour Mills Company, Ltd.	1,000	4,986
Nippon Konpo Unyu Soko Company, Ltd.	1,000	11,610
Nippon Light Metal Company, Ltd. (I)	3,000	3,857
Nippon Meat Packers, Inc.	2,000	24,729
Nippon Paint Company, Ltd.	2,000	12,118
Nippon Paper Group, Inc.	800	22,145
Nippon Road Company, Ltd.	3,000	6,316
Nippon Sheet Glass Company, Ltd.	11,000	26,784
Nippon Shinyaku Company, Ltd.	1,000	11,369
Nippon Signal Company, Ltd.	100	687
Nippon Steel Corp.	17,000	56,345
Nippon Suisan Kaisha, Ltd.	1,200	3,861
Nippon Telegraph & Telephone Corp.	2,200	89,824
Nippon Thompson Company, Ltd.	1,000	6,815
Nippon Yakin Kogyo Company, Ltd. (I)	500	1,599
Nippon Yusen Kabushiki Kaisha	10,000	36,315
Nipro Corp.	400	7,632
Nishi-Nippon City Bank, Ltd.	8,000	23,027
Nishi-Nippon Railroad Company, Ltd.	3,000	12,101
Nishimatsu Construction Company, Ltd.	2,000	2,351
Nissan Chemical Industries, Ltd.	1,000	11,184
Nissan Motor Company, Ltd. (I)	11,200	77,641
Nissha Printing Company, Ltd.	300	8,023
Nisshin Oillio Group, Ltd.	2,000	9,750
Nisshin Seifun Group, Inc.	1,000	11,314
Nisshin Steel Company	7,000	11,180
Nisshinbo Holdings, Inc.	1,000	9,605
Nissin Corp.	3,000	6,773
Nissin Food Products Company, Ltd.	600	22,088
Nissin Kogyo Company, Ltd.	600	8,756
Nissui Pharmaceutical Company, Ltd.	500	3,836
Nitori Company, Ltd.	250	21,518
Nitto Boseki Company, Ltd.	2,000	4,381
Nitto Denko Corp.	1,200	39,152
Nitto Kohki Company, Ltd.	400	8,772
NKSJ Holdings, Inc. (I)	6,700	39,731
NOF Corp.	1,000	3,956
NOK Corp.	1,300	20,636
Nomura Holdings, Inc.	19,500	106,751
Nomura Real Estate Holdings, Inc.	400	5,020
Nomura Research Institute, Ltd.	600	12,685
Noritake Company, Ltd.	1,000	3,350

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Noritsu Koki Company, Ltd.	100	$757
NS Solutions Corp.	300	5,880
NSK, Ltd.	3,000	20,867
NTN Corp.	5,000	20,453
NTT Data Corp.	7	25,823
NTT DoCoMo, Inc.	69	104,344
Obayashi Corp.	7,000	27,625
OBIC Company, Ltd.	70	13,439
Odakyu Electric Railway Company, Ltd.	3,000	25,681
Ogaki Kyoritsu Bank, Ltd.	2,000	6,132
Oji Paper Company, Ltd.	6,000	29,347
Okamoto Industries, Inc.	2,000	8,188
Okasan Holdings, Inc.	3,000	11,622
Oki Electric Industry Company, Ltd. (I)	3,000	2,562
Okuma Holdings, Inc. (I)	2,000	12,223
Okumura Corp.	3,000	10,947
Olympus Corp.	1,000	23,670
Omron Corp.	1,500	32,440
Ono Pharmaceutical Company, Ltd.	600	24,371
Onward Kashiyama Company, Ltd.	1,000	7,919
Oracle Corp.	300	14,740
Oriental Land Company, Ltd.	300	25,061
Osaka Gas Company, Ltd.	9,000	32,501
OSG Corp.	400	4,266
Otsuka Corp.	100	6,366
PanaHome Corp.	1,000	5,903
Panasonic Electric Works Information
Systems Company, Ltd.	300	6,803
Parco Company, Ltd.	1,300	9,782
Paris Miki, Inc.	800	6,030
Penta-Ocean Construction Company, Ltd.	3,500	4,307
Pioneer Corp. (I)	1,000	3,307
Press Kogyo Company, Ltd. (I)	1,000	3,108
Q.P. Corp.	900	10,332
Rengo Company, Ltd.	2,000	12,606
Resona Holdings, Inc.	2,700	32,843
Ricoh Company, Ltd.	3,000	38,128
Riken Corp.	1,000	3,454
Rinnai Corp.	300	15,380
Rohm Company, Ltd.	700	41,808
Rohto Pharmaceutical Company, Ltd.	1,000	12,197
Roland Corp.	400	4,738
Round One Corp.	1,400	7,677
Royal Holdings Company, Ltd.	700	7,154
Ryobi, Ltd. (I)	1,000	3,350
Ryohin Keikaku Company, Ltd.	300	11,933
Ryosan Company, Ltd.	600	14,544
Sagami Railway Company, Ltd.	3,000	13,318
Saibu Gas Company, Ltd.	4,000	11,245
Sakai Chemical Industry Company, Ltd.	1,000	3,779
San-Ai Oil Company, Ltd.	2,000	7,545
Sanden Corp.	1,000	2,698
Sanken Electric Company, Ltd. (I)	1,000	3,870
Sankyo Company, Ltd.	400	18,066
Sankyu, Inc.	3,000	11,951
Sanrio Company, Ltd.	900	10,129
Santen Pharmaceutical Company, Ltd.	400	14,394
Sanwa Shutter Corp.	2,000	6,029
Sanyo Chemical Industries, Ltd.	1,000	6,441
Sanyo Electric Company, Ltd. (I)	5,000	6,439
Sanyo Shokai, Ltd.	1,000	3,673
Sanyo Special Steel Company, Ltd. (I)	1,000	4,492
Sapporo Holdings, Ltd.	2,000	8,601
Sawai Pharmaceutical Company, Ltd.	200	19,162
SBI Holdings, Inc.	152	18,843
Secom Company, Ltd.	900	$39,962
SEGA SAMMMY HOLDINGS, Inc.	1,100	15,747
Seiko Corp. (I)	1,000	3,528
Seiko Epson Corp.	1,200	15,380
Seino Transportation Company, Ltd.	2,000	13,744
Seiren Company, Ltd.	500	2,634
Sekisui Chemical Company, Ltd.	4,000	24,957
Sekisui House, Ltd.	6,000	51,438
Senko Company, Ltd.	1,000	3,073
Seven & I Holdings Company, Ltd.	4,200	96,366
Sharp Corp.	5,000	52,640
Shibusawa Warehouse Company, Ltd.	1,000	3,431
Shiga Bank, Ltd.	2,000	11,576
Shikoku Bank, Ltd.	1,000	3,222
Shikoku Electric Power Company, Inc.	1,000	28,595
Shimachu Company, Ltd.	700	12,751
Shimadzu Corp.	3,000	22,496
Shimamura Company, Ltd.	200	18,016
Shimano, Inc.	400	17,134
Shimizu Bank, Ltd.	100	4,039
Shimizu Corp.	3,000	10,258
Shin-Etsu Chemical Company, Ltd.	1,500	69,783
Shin-Keisei Electric Railway Company, Ltd.	2,000	7,984
Shinko Electric Industries Company, Ltd.	800	10,374
Shinko Plantech Company, Ltd.	700	6,213
Shinko Securities Company, Ltd.	5,000	11,082
Shinmaywa Industries, Ltd.	3,000	11,002
Shinsei Bank, Ltd. (I)	12,000	10,128
Shionogi & Company, Ltd.	1,500	31,033
Shiseido Company, Ltd.	2,000	43,992
Shizuoka Bank, Ltd.	5,000	43,583
Shizuoka Gas Company, Ltd.	1,500	10,185
Shochiku Company, Ltd.	1,000	7,218
Showa Aircraft Industry Company, Ltd.	1,000	7,487
Showa Corp. (I)	1,500	8,363
Showa Denko KK	13,000	23,510
Showa Shell Sekiyu KK	2,000	13,808
Sintokogio, Ltd.	600	4,526
Sky Perfect Jsat Corp.	16	5,714
SMC Corp.	300	40,052
SMK Corp.	1,000	4,378
Softbank Corp.	2,300	60,793
Sohgo Security Services Company, Ltd.	1,000	10,118
Sojitz Holdings Corp.	11,400	17,854
Sony Corp.	2,600	69,368
Sony Corp.	3,200	85,178
Sony Financial Holdings, Inc.	4	13,375
Square Enix Company, Ltd.	400	7,354
St. Marc Holdings Company, Ltd.	300	11,977
Stanley Electric Company, Ltd.	600	9,931
Star Micronics Company, Ltd.	1,000	10,292
Sugi Pharmacy Company, Ltd.	400	8,113
Sumco Corp. (I)	900	14,987
Sumitomo Bakelite Company, Ltd.	3,000	14,724
Sumitomo Chemical Company, Ltd.	7,645	29,517
Sumitomo Corp.	6,200	61,752
Sumitomo Electric Industries, Ltd.	2,700	31,603
Sumitomo Heavy Industries, Ltd.	8,000	47,117
Sumitomo Metal Industries, Ltd.	18,000	40,600
Sumitomo Metal Mining Company, Ltd.	3,000	37,642
Sumitomo Mitsui Financial Group	6,800	191,969
Sumitomo Osaka Cement Company, Ltd.	7,000	13,344
Sumitomo Realty &
Development Company, Ltd.	1,000	17,055
Sumitomo Rubber Industries, Inc.	1,500	13,210

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Titanium Corp.	100	$3,845
Sumitomo Warehouse Company, Ltd.	3,000	13,908
Sundrug Company, Ltd.	400	9,704
Suruga Bank, Ltd.	2,000	18,119
Suzuken Company, Ltd.	400	13,395
Suzuki Motor Corp.	1,300	25,522
Sysmex Corp.	300	17,036
T&D Holdings, Inc.	1,750	37,353
Taiheiyo Cement Corp. (I)	11,000	13,883
Taikisha, Ltd.	600	9,414
Taisei Corp.	9,000	17,916
Taisho Pharmaceuticals Company, Ltd.	1,000	19,732
Taiyo Ink Manufacturing Company, Ltd.	100	2,624
Taiyo Nippon Sanso Corp.	1,000	7,933
Taiyo Yuden Company, Ltd.	2,000	26,955
Takara Standard Company, Ltd.	1,000	6,229
Takasago International Corp.	1,000	4,311
Takasago Thermal Engineering Company, Ltd.	1,000	8,432
Takashimaya Company, Ltd.	3,000	23,868
Takata Corp.	200	4,043
Takeda Pharmaceutical Company, Ltd.	3,400	145,510
TDK Corp.	1,500	81,825
Teijin, Ltd.	9,000	26,726
Temp Holdings Company, Ltd.	600	5,360
Terumo Corp.	400	19,142
The 77th Bank, Ltd.	4,000	21,444
The Hachijuni Bank, Ltd.	3,000	16,891
The Hiroshima Bank, Ltd.	5,000	19,937
The Hokkoku Bank, Ltd.	3,000	11,090
The Hyakugo Bank, Ltd.	2,000	8,618
The Japan Steel Works, Ltd.	2,000	17,611
The Nanto Bank, Ltd.	2,000	10,264
The San-in Godo Bank, Ltd.	2,000	15,346
The Sumitomo Trust &
Banking Company, Ltd.	7,000	35,609
The Tokyo Electric Power Company, Inc.	5,100	138,835
The Yachiyo Bank, Ltd.	300	6,075
The Yokohama Rubber Company, Ltd.	2,000	8,979
THK Company, Ltd.	1,200	24,809
TKC Corp.	400	7,026
TOC Company, Ltd.	2,000	7,943
Tochigi Bank, Ltd.	1,000	4,317
Toda Corp.	3,000	9,669
Toda Kogyo Corp.	1,000	7,266
Toho Bank, Ltd.	3,000	9,789
Toho Company, Ltd.	500	8,243
Toho Holdings Company, Ltd.	300	4,760
Toho Titanium Company, Ltd.	200	4,758
Toho Zinc Company, Ltd.	1,000	3,526
Tohoku Electric Power Company, Inc.	1,700	36,502
Tokai Carbon Company, Ltd.	2,000	9,400
Tokai Rika Company, Ltd.	600	10,415
Tokai Tokyo Securities Company, Ltd.	3,000	11,816
Tokio Marine Holdings, Inc.	4,100	107,398
Tokushu Tokai Holdings Company, Ltd.	3,000	7,673
Tokuyama Corp.	2,000	8,778
Tokyo Broadcasting Company, Ltd.	600	8,132
Tokyo Dome Corp.	3,000	7,767
Tokyo Electron, Ltd.	700	37,803
Tokyo Energy & Systems, Inc.	1,000	6,547
Tokyo Gas Company, Ltd.	10,000	45,719
Tokyo Rakutenchi Company, Ltd.	1,000	3,825
Tokyo Rope Manufacturing Company, Ltd.	4,000	9,069
Tokyo Seimitsu Company, Ltd. (I)	200	2,751
Tokyo Steel Manufacturing Company, Ltd.	900	10,418
Tokyo Style Company, Ltd.	1,000	$7,993
Tokyo Tatemono Company, Ltd.	2,000	6,132
Tokyu Corp.	5,000	20,368
Tokyu Land Corp.	5,000	17,506
Tomato Bank, Ltd.	1,000	2,051
Tomony Holdings, Inc. (I)	2,000	6,205
TonenGeneral Sekiyu KK	2,000	17,283
Topcon Corp.	1,700	8,108
Toppan Forms Company, Ltd.	800	7,672
Toppan Printing Company, Ltd.	5,000	39,665
Topre Corp.	1,100	7,871
Toray Industries, Inc.	6,000	28,790
Torishima Pump Manufacturing Company, Ltd.	200	3,079
Toshiba Corp. (I)	14,000	69,555
Toshiba Machine Company, Ltd.	3,000	12,123
Toshiba Plant Systems & Services Corp.	1,000	12,507
Toshiba TEC Corp.	1,000	3,225
Tosoh Corp.	5,000	12,907
Toto, Ltd.	2,000	13,321
Toyo Electric Manufacturing
Company, Ltd. (L)	1,000	4,335
Toyo Engineering Corp.	1,000	2,892
Toyobo Company, Ltd.	10,000	16,652
Toyoda Gosei Company, Ltd.	600	14,869
Toyota Motor Corp.	5,700	390,849
Toyota Tsusho Corp.	2,000	28,640
Trend Micro, Inc.	500	13,480
TS Tech Company, Ltd.	300	4,715
Tsubakimoto Chain Company, Ltd.	1,000	4,016
Tsumura & Company, Ltd.	400	12,259
Tsurumi Manufacturing Company, Ltd.	1,000	6,644
Ube Industries, Ltd.	9,000	21,327
ULVAC, Inc. (L)	300	5,805
Unicharm Corp.	200	22,523
Union Tool Company, Ltd.	100	2,543
UNY Company, Ltd.	2,000	15,187
Ushio, Inc.	1,400	21,615
USS Company, Ltd.	210	14,989
Valor Company, Ltd.	1,000	7,732
Vital KSK Holdings, Inc.	1,200	6,738
Wacoal Corp.	1,000	12,111
West Japan Railway Company, Ltd.	9	32,899
Xebio Company, Ltd.	500	9,363
Yahoo! Japan Corp.	74	29,410
Yakult Honsha Company, Ltd.	500	13,573
Yamada Denki Company, Ltd.	470	30,682
Yamaguchi Financial Group, Inc.	2,000	19,074
Yamaha Corp.	1,700	17,266
Yamaha Motor Company, Ltd. (I)	2,600	34,318
Yamatake Corp.	600	13,898
Yamato Kogyo Company, Ltd.	300	7,465
Yamato Transport Company, Ltd.	3,000	39,700
Yamazaki Baking Company, Ltd.	1,000	13,503
Yaskawa Electric Corp.	1,000	7,407
Yasuda Warehouse Company, Ltd.	1,000	5,896
Yokogawa Bridge Corp.	1,000	5,924
Yokogawa Electric Corp.	1,800	11,090
Yokohama Reito Company, Ltd.	1,000	7,093
Yuasa Trading Company, Ltd. (I)	7,000	6,485
Yushiro Chemical Industry Company, Ltd.	500	6,491
Zeria Pharmaceutical Company, Ltd.	1,000	10,559
Zuken, Inc.	900	6,537

		12,876,807

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Jersey, C.I. - 0.02%
WPP PLC, ADR	1,300	$60,853
Korea - 0.05%
Cheil Communications, Inc.	1,250	13,069
Dong-A Pharmaceutical Company, Ltd.	45	4,490
Hanmi Pharm Company, Ltd.	23	1,610
Huchems Fine Chemical Corp.	153	3,262
Hyundai Marine & Fire
Insurance Company, Ltd.	450	8,885
Kolon Corpkolon Corp.	64	1,602
Kolon Industries, Inc. (I)	165	8,326
LG Fashion Corp. Ltd.	280	6,521
LG Hausys, Ltd.	28	2,104
LG Innotek Company, Ltd.	37	4,870
LG International Corp.	310	7,725
LG Life Sciences, Ltd. (I)	173	6,756
Macquarie Korea Infrastructure Fund	1,650	6,147
Meritz Fire & Marine
Insurance Company, Ltd.	1,030	6,489
Orion Corp.	57	17,120
RNL BIO Company, Ltd. (I)	920	3,064
Samchully Company, Ltd.	69	5,834
Samsung Fine Chemicals Company, Ltd.	232	12,089
SK Chemicals Company, Ltd.	103	5,589
Sk Securities Company, Ltd.	3,120	5,166
STX Engine Company, Ltd.	440	7,453
Woongjin Thinkbig Company, Ltd.	440	9,071

		147,242
Luxembourg - 0.08%
Altisource Portfolio Solutions SA (I)	600	14,844
ArcelorMittal	4,165	110,773
Evraz Group SA	275	6,498
Oriflame Cosmetics SA	91	4,724
Regus PLC	6,222	6,401
SES SA	1,361	28,270
Tenaris SA	1,200	41,532

		213,042
Malaysia - 0.26%
Aeon Company (M) Berhad	3,500	5,289
Alliance Financial Group BHD	11,800	10,706
AMMB Holdings BHD	15,200	23,311
Asiatic Development BHD	4,400	9,020
Berjaya Corp. BHD	1,610	646
Berjaya Corp. BHD	16,100	6,263
Berjaya Sports Toto BHD	3,642	4,790
British American Tobacco Malaysia BHD	800	10,810
Bursa Malaysia BHD	3,900	8,444
Commerce Asset Holdings BHD	15,400	33,175
Dialog Group BHD	26,132	8,425
Digi.Com BHD	1,100	7,785
DRB-Hicom BHD	17,200	5,487
Fraser & Neave Holdings BHD	2,100	8,131
Gamuda BHD	12,700	12,448
Genting BHD	10,800	23,650
Guinness Anchor BHD	1,000	2,374
Hong Leong Bank BHD	2,800	7,402
Hong Leong Credit BHD	3,700	9,566
IGB Corp. BHD	15,600	8,393
IJM Corp. BHD	6,200	9,388
IJM Land BHD (I)	10,100	6,660
IJM Plantations BHD	6,600	4,878
IOI Corp. BHD	16,853	25,981
Kencana Petroleum BHD	17,200	7,637
KLCC Property Holdings BHD	7,300	6,900
KNM Group BHD (I)	8,400	$1,316
Kuala Lumpur Kepong BHD	2,600	13,143
Kulim Malaysia BHD	3,100	7,103
Lion Industries Corp. BHD	17,400	7,514
Malayan Banking BHD	18,145	42,126
Malaysian Airline System BHD (I)	15,200	9,667
Malaysian Bulk Carriers BHD	7,700	6,738
Malaysian Resources Corp. BHD	27,150	13,003
Media Prima BHD	14,100	9,149
MISC BHD	6,240	16,499
Mulpha International BHD (I)	53,500	6,759
Nestle Malaysia BHD	900	9,720
Parkson Holdings BHD	5,656	9,485
Petronas Dagangan BHD	3,500	10,120
Petronas Gas BHD	2,500	7,615
PLUS Expressways BHD	10,000	10,492
PPB Group BHD	3,600	17,698
Proton Holdings BHD (I)	5,500	7,478
Resorts World BHD	19,800	16,630
RHB Capital BHD	5,200	9,405
SapuraCrest Petroleum BHD	12,900	8,770
Shell Refining Company Federation of
Malaya BHD	2,800	9,144
Sime Darby BHD	9,700	23,887
SP Setia BHD	10,400	13,391
Sunrise BHD	11,500	6,580
Sunway City BHD	7,700	9,286
TA Ann Holdings BHD	5,300	8,339
Telekom Malaysia BHD	8,300	8,529
Tenaga Nasional BHD	7,000	18,134
TM International BHD (I)	12,400	14,911
Top Glove Corp. BHD	2,600	10,991
UMW Holdings BHD	7,700	15,036
Unisem M BHD	14,500	12,857
United Plantations Berhad	2,400	10,506
Wah Seong Corp. BHD	10,184	6,766
YTL Corp. BHD	6,732	15,347
YTL Power International BHD	13,100	8,922

		700,615
Marshall Islands - 0.00%
Genco Shipping & Trading, Ltd. (I)	600	8,994
Mexico - 0.35%
Alfa SA de CV	1,400	10,499
Alsea SAB de CV	5,300	4,955
America Movil SAB de CV, Series L	6,346	15,015
America Movil SAB de CV, Series L, ADR	3,048	144,761
Axtel SAB de CV (I)	14,800	8,697
Banco Compartamos SA de CV	4,200	21,830
Bolsa Mexicana de Valores SA de CV	5,700	8,956
Carso Infraestructura y Construccion SA
de CV (I)	10,100	5,271
Cemex SAB de CV, SADR (I)(L)	10,194	98,576
Cia Minera Autlan SAB de CV (I)	400	831
Coca-Cola Femsa SAB de CV, SADR	200	12,518
Consorcio ARA SA de CV	6,000	3,577
Corp Moctezuma SAB de CV	4,100	8,876
Corp. GEO SA de CV (I)	12,300	32,821
Desarrolladora Homex SA de CV (I)	1,000	4,202
Embotelladoras Arca SA de CV	4,800	16,338
Empresas ICA Sociedad Controladora SA
de CV (I)	8,100	19,127
Fomento Economico Mexicano SA de CV	1,100	47,465
Fresnillo PLC	1,460	21,093
Gruma SA de CV (I)	200	1,202

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SA de CV	900	$26,145
Grupo Aeroportuario del Pacifico SA de
CV, Series B	900	2,626
Grupo Aeroportuario del Sureste SA de
CV, Class B	300	13,662
Grupo Bimbo SA de CV	2,900	20,854
Grupo Carso SA de CV	5,300	16,941
Grupo Continential SA de CV	8,200	22,743
Grupo Elektra SA de CV	460	18,424
Grupo Financiero Banorte SA de CV	13,100	49,633
Grupo Financiero Inbursa SA de CV	6,500	21,360
Grupo Mexico SAB de CV, Series B	28,049	66,582
Grupo Modelo SA	4,000	19,757
Grupo Televisa SA, SADR	2,300	40,043
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV (I)	13,100	15,204
Kimberly-Clark de Mexico SA de CV	1,400	8,131
Megacable Holdings Sab De Cv (I)	3,800	9,520
Mexichem SAB de CV	3,700	9,584
Organizacion Soriana SA de CV (I)	5,100	13,064
Promotora y Operadora de Infraestructura SAB
de CV (I)	700	1,575
Telefonos de Mexico SAB de CV	900	12,699
TV Azteca SA de CV	15,400	8,145
Urbi Desarrollos Urbanos SA de CV (I)	6,600	12,248
Wal-Mart de Mexico SA de CV, Series V	20,700	45,856

		941,406
Netherlands - 0.89%
Aalberts Industries NV	526	6,781
Accell Group NV	71	2,954
Aegon NV (I)	11,893	63,711
Akzo Nobel NV	1,812	93,731
Arcadis NV	845	15,135
ASM International NV (I)	1,150	22,234
ASML Holding NV	1,961	53,852
Beter Bed Holding NV	234	4,970
BinckBank NV	387	4,822
Brit Insurance Holdings NV	1,357	18,278
Brunel International NV	442	12,527
Crucell NV (I)	396	7,228
CSM	40	1,188
Exact Holdings NV	78	1,762
Fugro NV	655	29,949
Grontmij NV	52	979
Heineken NV	1,509	63,966
Imtech NV	437	11,210
ING Groep NV (I)	7,351	54,577
ING Groep NV SADR (I)	7,242	53,663
James Hardie Industries NV	700	18,088
Koninklijke (Royal) KPN NV	6,741	86,075
Koninklijke Ahold NV	7,632	94,517
Koninklijke BAM Groep NV	891	4,099
Koninklijke Boskalis Westinster NV	407	15,848
Koninklijke DSM NV	1,042	41,398
Koninklijke Philips Electronics NV	6,370	189,873
Koninklijke Ten Cate NV	390	8,497
Koninklijke Vopak NV	407	14,936
Mediq NV	320	5,848
Nutreco Holding NV	456	24,470
Ordina NV (I)	210	719
Randstad Holdings NV (I)	1,047	41,211
Reed Elsevier NV	3,809	42,020
Royal Dutch Shell PLC, ADR, Class B	20,500	989,740
SBM Offshore NV	670	9,562
Sligro Food Group NV	122	$3,523
SNS Reaal (I)	1,920	8,332
Telegraaf Media Groep NV	304	4,987
TKH Group NV	170	3,076
TNT NV	1,760	44,359
Unilever NV	5,948	162,174
USG People NV (I)	965	13,542
Van der Moolen Holding NV (I)	1,420	35
VistaPrint NV (I)	500	23,745
Wavin NV (I)	158	1,809
Wolters Kluwer NV	2,215	42,266
X5 Retail Group NV, GDR (I)	473	15,715

		2,433,981
New Zealand - 0.05%
Auckland International Airport, Ltd.	12,784	16,341
Fisher & Paykel Healthcare Corp.	6,444	13,721
Fletcher Building, Ltd.	5,083	27,217
Freightways, Ltd.	4,613	8,808
New Zealand Refining Company, Ltd. (I)	3,262	6,926
Nuplex Industries, Ltd.	1,247	2,389
Sky City Entertainment Group, Ltd.	8,173	15,930
Sky Network Television, Ltd.	4,694	15,076
Telecom Corp. of New Zealand, Ltd.	3,933	5,084
Tower, Ltd.	14,954	18,601
TrustPower, Ltd.	2,008	9,882

		139,975
Norway - 0.16%
Aker ASA, Series A	250	4,203
Aker Solutions ASA	700	8,018
Cermaq ASA (I)	1,000	7,967
Copeinca ASA	1,400	8,358
DnB NOR ASA	5,320	51,191
DNO International ASA (I)	4,000	4,314
DOF ASA (I)	400	2,582
Ementor ASA	1,060	6,152
Farstad Shipping ASA	96	2,284
Marine Harvest	44,000	29,136
Norsk Hydro ASA (L)	4,649	20,920
Norske Skogindustrier ASA (I)	3,500	3,950
Norwegian Air Shuttle ASA (I)	300	4,783
Orkla ASA	4,044	25,886
Petroleum Geo-Services ASA (I)	3,109	25,951
Renewable Energy Corp. ASA (I)	3,561	8,366
Schibsted ASA	400	7,564
Sevan Marine ASA (I)	4,000	2,898
Songa Offshore SE (I)	400	974
Sparebanken Midt-Norge ASA	672	4,364
StatoilHydro ASA	4,800	91,920
Storebrand ASA (I)	3,919	20,166
Telenor ASA	3,579	44,947
TGS Nopec Geophysical Company ASA	1,000	11,434
Tomra Systems ASA	800	3,339
Veidekke ASA	501	2,994
Wilh Wilhelmsen Holding ASA, Class A	150	2,543
Yara International ASA	835	23,364

		430,568
Papua New Guinea - 0.03%
Lihir Gold, Ltd.	12,448	44,941
Oil Search, Ltd.	6,602	30,412

		75,353
Peru - 0.00%
Hochschild Mining PLC	2,602	11,817

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Philippines - 0.05%
Aboitiz Equity Ventures, Inc.	38,000	$15,620
Bank of the Philippine Islands	10,500	10,206
First Philippine Holdings Corp.	6,300	7,427
Globe Telecommunications, Inc.	330	6,318
International Container Terminal Services, Inc.	17,000	11,063
Jollibee Foods Corp.	6,100	9,201
Manila Electric Company	2,470	9,779
Manila Water Company, Inc.	20,200	7,067
Philippine Long Distance Telephone
Company, SADR	200	10,194
PNOC Energy Development Corp.	82,000	7,852
Robinsons Land Corp.	24,500	7,530
SM Investments Corp.	1,060	9,519
Universal Robina Corp.	27,000	17,632

		129,408
Poland - 0.10%
Asseco Poland SA PDA	661	10,454
Bank Pekao SA	521	23,736
Bank Zachodni WBK SA	124	7,019
BRE Bank SA (I)	246	16,303
BRE Bank SA (Allotment Shares)	100	6,627
Ciech SA (I)	414	3,092
Echo Investment SA (I)	5,340	6,496
Emperia Holding SA	242	6,156
Firma Oponiarska Debica SA	320	6,176
Getin Holding SA (I)	6,659	18,463
Grupa Lotos SA (I)	726	6,125
ING Bank Slaski SA (I)	79	17,418
KGHM Polska Miedz SA	956	24,689
Kredyt Bank SA (I)	1,216	5,523
Mondi Packaging Paper Swiecie SA (I)	344	7,095
Orbis SA (I)	719	7,517
PBG SA	86	5,264
Polish Oil & Gas Company	5,354	5,170
Polnord SA (I)	395	3,694
Polski Koncern Naftowy Orlen SA (I)	2,732	28,331
Powszechna Kasa Oszczednosci Bank
Polski SA	2,371	25,262
Telekomunikacja Polska SA	2,522	10,592
TVN SA	1,226	5,710
Zaklad Przetworstwa Hutniczego
Stalprodukt Sa	49	5,659

		262,571
Portugal - 0.07%
Banco BPI SA	4,926	9,162
Banco Comercial dos Acores SA	3,686	2,763
Banco Espirito Santo SA	3,710	14,620
Brisa Auto Estrada SA	957	5,791
Cimpor-Cimentos De Portugal SA	2,492	13,848
Electricidade de Portugal SA	6,374	18,821
Galp Energia SGPS SA	918	13,707
Jeronimo Martins SGPS SA	2,306	21,025
Mota Engil	444	1,138
Portucel - Empresa Produtora de Pasta e
Papel SA	3,115	8,024
Portugal Telecom SGPS SA (L)	3,223	31,948
Redes Energeticas Nacionais SA	2,238	7,214
Semapa-Sociedade de Investimento & Gestao	1,179	10,512
Sonae	3,327	3,054
Sonae Industria (I)	2,576	6,578
Zon Multimedia SA (L)	2,647	10,251

		178,456
Puerto Rico - 0.01%
First BanCorp/Puerto Rico (I)(L)	2,000	$1,060
Oriental Financial Group, Inc.	500	6,330
Popular, Inc. (I)	6,811	18,253
Triple-S Management Corp., Class B (I)	400	7,420

		33,063
Russia - 0.22%
Comstar United Telesystems, GDR	750	4,575
Gazprom Neft, SADR	300	5,625
Gazprom OAO, SADR	14,887	280,005
JSC MMC Norilsk Nickel, ADR	3,137	45,549
Lukoil OAO	2,643	135,943
Magnitogorsk Iron & Steel Works	211	1,960
Mmc Norilsk Nickel, Adr	1,520	21,743
Novolipetsk Steel, ADR	400	10,400
PIK Group, GDR (I)	572	1,945
Polymetal, GDR (I)	450	5,648
Rosneft Oil Company, GDR (I)	4,517	27,915
RusHydro, ADR (I)	1,625	7,800
Surgutneftegaz, SADR	3,050	26,507
TMK OAO (I)	600	9,000
Uralkali	599	10,562
VTB Bank OJSC, GDR	1,125	5,321

		600,498
Singapore - 0.36%
Allgreen Properties, Ltd.	11,000	8,007
Asia Food & Properties, Ltd. (I)	9,000	3,312
Bukit Sembawang Estates, Ltd.	2,000	6,779
Capitaland, Ltd.	15,000	38,247
City Developments, Ltd.	2,000	15,763
ComfortDelGro Corp., Ltd.	6,000	6,215
Cosco Corp. Singapore, Ltd. (L)	10,000	10,495
CSE Global, Ltd.	12,000	7,466
DBS Group Holdings, Ltd.	9,000	87,266
Ezra Holdings, Ltd.	2,000	2,571
First Resources, Ltd.	11,000	8,157
Fraser and Neave, Ltd.	7,000	25,583
Golden Agri-Resources, Ltd.	41,000	15,345
Ho Bee Investment, Ltd.	7,000	7,558
Hong Leong Asia, Ltd.	3,000	7,192
Hotel Properties, Ltd.	2,000	3,547
Indofood Agri Resources, Ltd. (I)	4,000	5,975
Jardine Cycle and Carriage, Ltd.	1,000	21,225
K-Green Trust (I)	1,400	1,051
Keppel Corp., Ltd.	7,000	42,179
Keppel Land, Ltd.	7,177	19,746
Kim Eng Holdings, Ltd.	4,000	4,534
Metro Holdings, Ltd.	10,000	5,396
Midas Holdings, Ltd.	12,000	7,772
MobileOne, Ltd.	6,000	9,149
Neptune Orient Lines, Ltd. (I)	7,000	9,876
Olam International, Ltd.	7,000	12,818
Otto Marine, Ltd.	14,000	4,101
Oversea-Chinese Banking Corp., Ltd.	12,875	80,989
Parkway Holdings, Ltd.	9,000	22,862
Raffles Education Corp., Ltd. (I)	22,000	4,450
Raffles Medical Group, Ltd.	7,000	8,526
SembCorp Industries, Ltd.	7,000	20,229
SembCorp Marine, Ltd.	4,000	10,936
Singapore Airlines, Ltd.	3,000	31,083
Singapore Airport Terminal Services, Ltd.	3,920	7,463
Singapore Exchange, Ltd.	5,000	26,163
Singapore Post, Ltd.	21,000	16,912
Singapore Press Holdings, Ltd.	11,000	29,634

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Technologies Engineering, Ltd.	5,000	$11,693
Singapore Telecommunications, Ltd.	33,000	71,282
Singapore Telecommunications, Ltd.	6,000	12,828
SMRT Corp., Ltd.	9,000	14,224
StarHub, Ltd.	6,000	9,629
Straits Asia Resources, Ltd.	8,000	11,294
United Industrial Corp, Ltd.	5,000	7,493
United Overseas Bank, Ltd.	6,000	83,353
UOL Group, Ltd.	5,000	13,483
Venture Corp., Ltd.	2,000	12,688
Wheelock Properties, Ltd.	7,000	9,171
Wilmar International, Ltd.	7,000	28,644
Wing Tai Holdings, Ltd.	4,000	4,461
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	13,364
Yanlord Land Group, Ltd.	7,000	8,571

		968,750
South Africa - 0.48%
ABSA Group, Ltd.	1,681	26,442
Adcock Ingram Holdings, Ltd.	524	3,944
Afgri, Ltd.	8,620	7,015
African Bank Investments, Ltd.	6,694	26,226
African Oxygen, Ltd.	1,477	4,331
African Rainbow Minerals, Ltd.	987	20,623
Allied Technologies, Ltd.	499	3,992
Anglo Platinum, Ltd. (I)	276	25,971
AngloGold Ashanti, Ltd. (L)	1,100	47,498
Aspen Pharmacare Holdings, Ltd. (I)	2,184	21,538
Aveng, Ltd.	2,595	11,570
AVI, Ltd.	4,242	12,139
Barloworld, Ltd.	2,065	10,829
Bidvest Group, Ltd.	1,720	27,201
Capitec Bank Holdings, Ltd.	300	4,606
Clicks Group, Ltd.	2,382	10,478
DataTec, Ltd.	2,172	8,014
Discovery Holdings, Ltd., ADR	3,521	16,049
Drdgold, Ltd.	8,960	3,979
FirstRand, Ltd.	13,261	30,928
Foschini, Ltd.	2,097	17,628
Gold Fields, Ltd.	4,248	56,796
Great Basin Gold, Ltd. (I)(L)	5,000	8,501
Grindrod, Ltd.	1,583	2,943
Harmony Gold Mining Company, Ltd.	2,600	27,482
Illovo Sugar, Ltd.	1,857	6,665
Impala Platinum Holdings, Ltd.	2,110	48,914
Imperial Holdings, Ltd.	1,333	14,646
Investec, Ltd.	1,608	11,206
JD Group, Ltd.	2,907	15,288
Kumba Iron Ore, Ltd.	515	21,254
Kumba Resources, Ltd.	1,225	17,476
Lewis Group, Ltd.	1,301	9,958
Liberty Holdings, Ltd.	983	9,346
Massmart Holdings, Ltd.	1,182	18,098
Metorex, Ltd. (I)	1,710	727
Metropolitan Holdings, Ltd.	3,767	7,865
Mittal Steel South Africa, Ltd. (I)	944	9,282
Mondi, Ltd.	1,967	11,531
MTN Group, Ltd.	5,549	72,745
Murray & Roberts Holdings, Ltd.	3,011	15,149
Mvelaphanda Group, Ltd. (I)	10,184	10,241
Nampak, Ltd.	4,542	11,338
Naspers, Ltd.	1,832	61,573
Nedbank Group, Ltd.	1,217	18,920
Network Healthcare Holdings, Ltd. (I)	10,169	17,053
Northam Platinum, Ltd.	2,901	17,042
Palabora Mining Company, Ltd.	99	$1,456
Peregrine Holdings, Ltd.	3,334	4,599
Pick’n Pay Stores, Ltd.	1,977	11,136
Pretoria Portland Cement Company, Ltd.	4,312	17,844
Reunert, Ltd.	474	3,515
Sanlam, Ltd.	16,519	48,985
Sappi, Ltd., SADR (I)	3,600	13,608
Sasol, Ltd.	2,000	70,540
Shoprite Holdings, Ltd.	2,385	25,612
Spar Group, Ltd.	1,244	12,906
Standard Bank Group, Ltd.	4,967	65,704
Steinhoff International Holdings, Ltd. (I)	10,973	25,278
Sun International, Ltd. (I)	1,358	14,552
Super Group, Ltd. (I)	127,245	10,900
Telkom SA, Ltd.	800	15,768
Tiger Brands, Ltd.	1,427	31,475
Tongaat Hulett Ltdtongaat Hulett Ltd.	510	7,119
Trencor, Ltd.	1,264	5,248
Truworths International, Ltd.	3,324	23,114
Vodacom Group, Ltd.	2,021	15,350
Woolworths Holdings, Ltd.	7,995	24,823

		1,312,572
South Korea - 0.89%
Amorepacific Corp.	25	21,250
Asiana Airlines, Inc. (I)	2,380	18,708
Busan Bank	490	4,399
Cheil Industries, Inc.	410	31,408
CJ CheilJedang Corp.	103	18,821
CJ Corp.	119	5,804
Daegu Bank	910	10,326
Daelim Industrial Company, Ltd.	217	11,180
Daewoo International Corp.	296	7,472
Daewoo Motor Sales Corp. (I)	161	344
Daewoo Securities Company, Ltd.	1,300	21,172
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,180	17,865
Daishin Securities Company, Ltd.	870	9,975
DC Chemical Company, Ltd.	89	17,947
Dongbu Insurance Company, Ltd.	320	9,156
Dongkuk Steel Mill Company, Ltd.	690	12,258
Doosan Corp.	64	5,751
Doosan Heavy Industries and
Construction Company, Ltd.	191	11,668
Doosan Infracore Company, Ltd. (I)	830	12,873
Engene Investment & Securities
Company, Ltd. (I)	7,730	4,513
GS Engineering & Construction Corp.	154	9,330
GS Holdings Corp.	500	15,587
Hana Financial Group, Inc.	1,080	28,605
Hanil Cement Manufacturing Company, Ltd.	146	7,212
Hanjin Heavy Industries &
Construction Company, Ltd.	410	8,619
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,136
Hanjin Shipping Company, Ltd. (I)	582	17,489
Hanjin Shipping Holdings Company, Ltd. (I)	98	1,505
Hanjin Transportation Company, Ltd.	140	4,556
Hankook Tire Company, Ltd.	830	18,822
Hansol LCD, Inc.	175	7,717
Hanwha Chemical Corp.	1,330	19,145
Hanwha Corp.	530	16,023
Hanwha Securities Company, Ltd.	1,080	5,910
Hite Brewery Company, Ltd.	40	4,750
Hite Holdings Company, Ltd.	51	891

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Honam Petrochemical Corp.	201	$23,828
Hotel Shilla Company, Ltd.	460	9,214
Hynix Semiconductor, Inc. (I)	1,670	33,863
Hyosung Corp.	255	16,160
Hyundai Department Store Company, Ltd.	157	14,997
Hyundai Engineering &
Construction Company, Ltd.	280	12,885
Hyundai H & S Company, Ltd.	990	7,635
Hyundai Heavy Industries Company, Ltd.	168	32,043
Hyundai Hysco Company, Ltd.	300	4,326
Hyundai Merchant Marine Company, Ltd.	940	27,429
Hyundai Mipo Dockyard Company, Ltd.	154	16,175
Hyundai Mobis	265	44,381
Hyundai Motor Company, Ltd.	724	84,811
Hyundai Securities Company, Ltd.	1,170	11,045
Hyundai Steel Company	412	30,212
Industrial Bank of Korea	1,290	15,055
Jeonbuk Bank, Ltd.	460	2,551
Kangwon Land, Inc.	910	13,720
KB Financial Group, Inc., ADR	1,600	60,624
KCC Corp.	56	13,490
Kia Motors Corp.	1,680	44,576
KISCO Corp.	35	875
KISCO Holdings Company, Ltd.	10	366
Korea Electric Power Corp., SADR (I)	2,200	28,336
Korea Exchange Bank	1,880	19,132
Korea Gas Corp.	342	11,722
Korea Investment Holdings Company, Ltd.	460	11,653
Korea Kumho Petrochemical
Company, Ltd. (I)	90	3,749
Korea Line Corp. (I)	126	4,911
Korea Zinc Company, Ltd.	68	11,982
Korean Air Lines Company, Ltd. (I)	473	31,396
Korean Reinsurance Company, Ltd.	367	2,879
KP Chemical Corp.	820	7,711
KT Corp. SADR	1,300	24,921
KT&G Corp.	601	29,551
Kumho Industrial Company, Ltd. (I)	150	407
LG Chem, Ltd.	208	52,272
LG Corp.	666	35,718
LG Display Company, Ltd., ADR (L)	2,900	46,690
LG Electronics, Inc.	539	41,160
LG Household & Health Care, Ltd.	46	13,038
LG Telecom, Ltd.	1,370	8,513
Lotte Chilsung Beverage Company, Ltd.	10	6,478
Lotte Confectionery Company, Ltd.	5	5,212
Lotte Shopping Company, Ltd.	42	12,029
LS Cable, Ltd.	188	13,522
LS Industrial Systems Company, Ltd.	164	10,344
Mirae Asset Securities Company, Ltd.	306	13,407
Namyang Dairy Products Company, Ltd.	17	6,945
NCSoft Corp.	135	22,256
NHN Corp. (I)	174	25,895
Nong Shim Company, Ltd.	25	4,685
Pacific Corp.	43	5,467
POSCO, SADR	1,400	132,048
S&T Dynamics Company, Ltd.	570	8,664
S-Oil Corp.	290	12,715
S1 Corp.	180	7,652
Samsung Card Company, Ltd.	400	16,162
Samsung Corp.	652	27,591
Samsung Electro-Mechanics Company, Ltd.	352	44,041
Samsung Electronics Company, Ltd.	456	286,317
Samsung Engineering Company, Ltd.	321	29,753
Samsung Fire & Marine
Insurance Company, Ltd.	204	$32,333
Samsung Heavy Industries Company, Ltd.	810	15,241
Samsung SDI Company, Ltd.	216	30,200
Samsung Securities Company, Ltd.	305	13,436
Samsung Techwin Company, Ltd.	124	10,663
Seah Besteel Corp.	440	7,157
SeAH Holdings Corp.	102	5,326
Shinhan Financial Group
Company, Ltd., SADR	1,200	87,624
Shinsegae Company, Ltd.	82	35,397
SK Energy Company, Ltd.	408	36,197
SK Networks Company, Ltd.	610	5,147
SK Telecom Company, Ltd. ADR	1,400	20,622
STX Pan Ocean Company, Ltd.	870	7,949
STX Shipbuilding Company, Ltd.	430	4,012
Taekwang Industrial Company, Ltd.	5	3,049
Taihan Electric Wire Company, Ltd. (I)	260	2,069
Tong Yang Investment Bank	370	2,638
Woongjin Coway Company, Ltd.	680	22,732
Woongjin Holdings Company, Ltd. (I)	780	7,444
Woori Finance Holdings Company, Ltd.	1,350	15,901
Woori Investment & Securities Company, Ltd.	740	9,448
Young Poong Corp.	8	3,709
Youngone Holdings Company, Ltd.	130	2,612
Yuhan Corp.	101	12,617

		2,410,895
Spain - 0.64%
Abengoa SA (I)	391	7,580
Abertis Infraestructuras SA	1,887	27,190
Acciona SA	190	14,430
Acerinox SA (I)	1,123	17,409
ACS Actividades de Construccion y
Servicios SA	813	29,733
Banco Bilbao Vizcaya Argentaria SA	7,656	78,983
Banco Bilbao Vizcaya Argentaria SA (L)	9,856	101,418
Banco de Sabadell SA (L)	6,485	29,275
Banco de Valencia SA (I)	1,804	8,016
Banco Espanol De Credito Sabanco
Esp Credito	577	4,574
Banco Guipuzcoano SA (I)	2,182	11,935
Banco Pastor SA (I)	1,971	9,450
Banco Popular Espanol SA	6,749	34,415
Banco Santander SA	22,732	238,867
Banco Santander SA, SADR	18,529	194,555
Bankinter SA (L)	2,422	14,716
Baron de Ley SA (I)	66	2,984
Bolsas y Mercados Espanoles	488	10,635
Campofrio Alimentacion SA (I)	807	6,675
Cementos Portland Valderrivas SA (I)	444	7,048
Cia Espanola de Petroleos SA (I)	245	5,142
Cintra Concesiones de Infraestructuras de
Transporte SA (I)	3,229	20,860
Construcciones & Auxiliar de
Ferrocarriles SA (I)	30	12,132
Criteria Caixacorp SA	5,088	20,825
Ebro Puleva SA	858	14,469
EDP Renovaveis SA (I)	300	1,760
Enagas	1,409	21,175
Faes Farma SA (I)	465	1,600
Fomento de Construcciones SA	276	5,895
Gamesa Corporacion Tecnologica SA (I)	1,540	13,217
Gas Natural SDG SA	1,744	25,154
Gestevision Telecinco SA	1,063	9,432

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Grifols SA	1,108	$11,314
Grupo Catalana Occidente SA (I)	291	4,263
Grupo Empresarial Ence SA (I)	783	2,448
Iberdrola Renovables SA	8,432	26,342
Iberdrola SA	16,081	90,178
Iberia Lineas Aereas de Espana SA (I)	2,350	6,657
Inditex SA	875	49,626
Indra Sistemas SA	937	15,020
La Seda de Barcelona SA (I)	1,841	765
Laboratorios Almirall SA (I)	481	3,724
Mapfre SA	4,256	11,551
NH Hoteles SA (I)	580	1,749
Obrascon Huarte Lain SA (I)	995	21,873
Papeles y Cartones de Europa SA (I)	2,023	7,689
Promotora de Informaciones SA (I)	515	1,243
Prosegur Cia de Seguridad SA (I)	77	3,271
Realia Business SA (I)	3,816	6,818
Red Electrica De Espana	660	23,593
Repsol YPF SA	3,554	71,804
Repsol YPF SA	800	16,080
Sol Melia SA	724	4,592
SOS Cuetara SA (I)	665	1,323
Tecnicas Reunidas SA	148	6,680
Telefonica SA, SADR	5,500	305,415
Tubos Reunidos SA (I)	599	1,332
Vidrala SA	495	10,695
Viscofan SA (I)	232	6,266
Vocento SA (I)	703	3,349
Zardoya Otis SA (I)	1,105	14,237
Zeltia SA (I)	2,108	8,134

		1,739,580
Sweden - 0.57%
AarhusKarlshamn AB	600	11,036
Active Biotech AB (I)	427	5,783
Alfa Laval AB	2,028	26,195
Angpanneforeningen AB	518	6,951
Assa Abloy AB, Series B	2,028	40,449
Atlas Copco AB, Series A	2,339	34,242
Atlas Copco AB, Series B	1,570	20,794
Avanza Bank Holding Ab	300	8,272
Axfood AB	100	2,617
Axis Communications AB	628	7,173
Bergman & Beving AB	25	306
Billerud Aktibolag AB	600	3,616
Biovitrum AB (I)	28	132
Boliden AB	2,677	29,649
Bure Equity AB (I)	284	947
Clas Ohlson AB	376	5,154
D. Carnegie & Company AB (I)	700	0
Electrolux AB	1,712	39,080
Elekta AB, Series B	1,152	29,075
Eniro AB (I)	1,435	1,392
Ericsson (LM), Series B	11,029	122,795
Getinge AB, Series B	1,295	25,060
Hakon Invest AB	916	12,332
Haldex AB (I)	1,200	10,195
Hennes & Mauritz AB, B Shares	3,260	89,642
Hexagon AB	1,760	22,918
Hexpol AB	60	667
Hoganas AB	200	5,186
Holmen AB, Series B	626	14,852
Husqvarna AB, B Shares	3,585	21,576
Husqvarna Ab, Series A	1,070	6,436
Industrial & Financial Systems AB	1,400	14,281
Intrum Justitia AB	200	$1,952
JM AB	800	10,716
Lindab International AB (I)	600	6,295
Loomis AB	280	2,670
Lundin Petroleum AB (I)	2,903	12,660
Meda AB	2,924	21,205
Medivir AB (I)	250	3,094
Modern Times Group AB, B Shares	496	27,054
NCC AB	467	6,917
Nibe Industrier AB	476	4,237
Nobia AB (I)	4,653	23,744
Nordea Bank AB	16,655	137,367
PA Resources AB (I)	475	318
Peab AB	2,689	13,004
Ratos AB	905	22,707
Rezidor Hotel Group AB (I)	1,181	4,977
Sandvik AB	3,835	46,682
Scania AB, Series B	725	11,052
Seco Tools AB (I)	474	5,517
Securitas AB, Series B	2,105	19,001
Skandinaviska Enskilda Banken AB, Series A	10,992	58,303
Skanska AB, Series B	2,913	42,050
SKF AB	245	4,347
SKF AB, B Shares	1,824	32,673
SkiStar AB	355	5,524
SSAB AB, Series A	983	13,175
SSAB AB, Series B	470	5,603
Svenska Cellulosa AB	4,426	52,062
Svenska Handelsbanken AB, Series A	2,681	65,664
Swedbank AB, Class A (I)	4,910	45,207
Swedish Match AB	924	20,130
Tele2 AB, Series B	2,152	32,174
Telefonaktiebolaget LM Ericsson	2,500	27,550
Teliasonera AB	11,141	71,618
Trelleborg AB, Series B	821	4,845
Volvo AB, Series A (I)	2,331	24,408
Volvo AB, Series B (I)	4,814	52,939

		1,558,244
Switzerland - 1.48%
ABB, Ltd. (I)	12,150	211,131
Actelion, Ltd. (I)	592	22,077
Adecco SA	842	39,728
AFG Arbonia-Forster Holding AG (I)	54	1,092
Allreal Holding AG	49	5,382
Aryzta AG	797	30,583
Ascom Holding AG (I)	647	5,745
Bachem Holding AG	51	3,052
Baloise Holding AG	399	27,761
Bank Coop AG	219	14,273
Bank Sarasin & Compagnie AG	196	7,853
Banque Cantonale Vaudoise	51	20,987
Barry Callebaut AG (I)	20	12,400
Basilea Pharmaceutica AG (I)	119	6,597
Belimo Holding AG	4	4,717
Berner Kantonalbank	51	11,258
Bobst Group AG (I)	236	8,085
Bucher Industries AG	32	3,407
Burckhardt Compression Holding AG	4	705
Centralschweizerische Kraftwerke AG	13	3,993
Charles Voegele Holding AG (I)	176	7,227
Clariant AG (I)	3,320	42,063
Compagnie Financiere Richemont SA	2,842	98,875
Conzzeta Holding AG	4	6,644
Credit Suisse Group AG SADR	6,000	224,580

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Dufry Group AG (I)	34	$2,536
EFG International	308	3,672
EMS-Chemie Holding AG (I)	77	9,969
Flughafen Zuerich AG	27	7,999
Forbo Holding AG	23	9,741
Galenica Holding AG	30	11,582
GAM Holding, Ltd. (I)	1,213	13,223
Geberit AG	245	37,993
Georg Fischer AG (I)	30	9,780
Givaudan AG	45	38,036
Gurit Heberlein AG	16	8,055
Helvetia Patria Holding AG	24	6,307
Holcim, Ltd.	1,535	102,748
Implenia AG (I)	111	2,945
Julius Baer Group, Ltd.	1,141	32,485
Kaba Holding AG	47	12,541
Kudelski SA	786	21,141
Kuehne & Nagel International AG	323	33,085
Kuoni Reisen Holding AG	39	10,896
Lindt & Spruengli AG-REG	1	24,503
Logitech International SA (I)	1,191	16,176
Lonza Group AG	368	24,497
Luzerner Kantonalbank AG	38	10,649
Micronas Semiconductor Holding AG (I)	1,672	7,690
Mobimo Holding AG (I)	62	10,804
Nestle SA	12,729	614,174
Nobel Biocare Holding AG	398	6,802
Novartis AG	10,100	488,032
Orell Fuessli Holding AG	57	7,364
Panalpina Welttransport Holding AG (I)	188	14,756
Partners Group Holding AG	72	8,688
Petroplus Holdings AG (I)	805	11,855
Precious Woods Holding AG (I)	138	3,636
PubliGroupe SA (I)	25	2,575
Rieter Holding AG (I)	46	11,668
Roche Holdings AG	2,306	316,668
Roche Holdings AG CHF	100	14,504
Romande Energie Holding SA	8	12,409
Schindler Holding AG - REG	174	14,482
Schulthess Group AG	116	3,702
Schweiter Technologies AG	25	12,593
Schweizerhall Holding AG	47	4,500
Schweizerische National-Versicherungs-
Gesellschaft AG	483	12,258
SGS SA	26	35,006
Sika AG	10	17,674
Sonova Holding AG	188	23,054
St. Galler Kantonalbank	37	16,295
Straumann Holding AG	53	11,467
Sulzer AG	175	16,260
Swatch Group AG	246	12,580
Swiss Life Holding (I)	221	21,152
Swiss Prime Site AG (I)	341	20,637
Swiss Reinsurance Company, Ltd.	2,606	107,201
Swisscom AG	130	44,042
Swisslog Holding AG	10,748	8,291
Swissquote Group Holding SA	142	5,627
Syngenta AG, ADR	2,500	114,625
Tamedia AG	61	4,630
Temenos Group AG (I)	170	4,090
The Swatch Group AG	194	54,293
Tyco Electronics, Ltd.	2,000	50,760
Tyco International, Ltd.	529	18,637
UBS AG (I)	21,485	284,796
Unaxis Holding AG (I)	520	2,179
Valiant Holding AG	141	$26,279
Valora Holding AG	66	15,746
Vontobel Holding AG	286	7,579
WMH Walter Meier AG (I)	28	3,370
Ypsomed Holding AG (I)	2	105
Zehnder Group AG	10	14,786
Zurich Financial Services AG	1,100	241,462

		4,032,557
Taiwan - 0.80%
Acer, Inc.	12,275	28,467
Advanced Semiconductor Engineering, Inc.	28,000	22,129
Altek Corp.	4,000	5,147
AmTRAN Technology Company, Ltd.	9,000	8,009
Asia Cement Corp.	15,820	13,867
Asia Optical Company, Inc.	5,000	8,002
Asustek Computer, Inc.	2,469	18,214
AU Optronics Corp.	4,123	36,612
BES Engineering Corp.	46,000	10,311
Capital Securities Corp. (I)	14,000	5,912
Catcher Technology Company, Ltd.	5,720	12,343
Cathay Financial Holdings Company, Ltd.	23,450	34,667
Cathay Real Estate
Development Company, Ltd.	18,000	6,239
Chang Hwa Commercial Bank, Ltd.	29,000	13,209
Cheng Loong Corp.	5,000	1,810
Cheng Shin Rubber Industry Company, Ltd.	6,600	13,379
Cheng Uei Precision Industry Company, Ltd.	5,100	8,167
Chia Hsin Cement Corp. (I)	14,000	6,009
Chicony Electronics Company, Ltd.	5,246	11,640
Chin-Poon Industrial Company, Ltd.	9,000	6,326
China Airlines, Ltd. (I)	8,320	4,221
China Development Financial
Holdings Corp. (I)	139,250	37,222
China Life Insurance Company, Ltd.	13,000	10,477
China Petrochemical Development Corp. (I)	10,600	5,336
China Steel Chemical Corp.	3,000	8,726
China Steel Corp.	41,685	38,381
Chinatrust Financial Holding
Company, Ltd. (I)	43,344	23,649
Chinese Maritime Transport, Ltd.	3,000	6,643
Chong Hong Construction Company	4,000	7,163
Chung Hung Steel Corp. (I)	8,744	3,437
Chunghwa Picture Tubes, Ltd. (I)	74,000	4,796
Chunghwa Telecom Company, Ltd., ADR	1,963	38,651
Clevo Company	5,000	10,371
CMC Magnetics Corp. (I)	50,000	12,426
Compal Electronics, Inc.	16,255	19,380
Compeq Manufactuing Company, Ltd. (I)	5,000	1,255
Cyberlink Corp.	2,000	8,016
Cybertan Technology, Inc.	5,000	5,204
D-Link Corp.	7,980	6,044
Delta Electronics, Inc.	8,241	26,380
Depo Auto Parts Industrial Company, Ltd.	3,000	6,973
E.Sun Financial Holding Company, Ltd. (I)	27,562	11,154
Elan Microelectronics Corp.	5,050	7,019
Epistar Corp.	6,000	15,519
Eternal Chemical Company, Ltd. (I)	9,000	8,594
EVA Airways Corp. (I)	27,920	16,377
Evergreen International Storage &
Transport Corp. (I)	6,000	4,157
Far Eastern Department Stores Company, Ltd.	11,330	9,226
Far Eastern New Century Corp.	15,442	15,911
Far EasTone
Telecommunications Company, Ltd.	9,000	11,094

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Farglory Land Development Company, Ltd.	5,000	$9,877
First Financial Holding Company, Ltd. (I)	40,085	22,068
Forhouse Corp.	7,000	6,895
Formosa Chemicals & Fibre Corp.	13,390	30,603
Formosa Petrochemical Corp.	3,000	7,237
Formosa Plastic Corp.	16,470	34,622
Formosa Taffeta Company, Ltd.	12,000	8,385
Foxconn Technology Company, Ltd.	5,928	19,644
Fubon Financial Holding Company, Ltd. (I)	20,000	22,207
Gemtek Technology Corp.	5,000	6,935
Getac Technology Corp.	14,000	8,076
Gintech Energy Corp (I)	5,000	13,059
Goldsun Development & Construction
Company, Ltd. (I)	20,178	8,707
Hey Song Corp. (I)	14,000	9,273
High Tech Computer Corp.	2,415	32,040
Holystone Enterprise Company, Ltd.	7,000	9,157
Hon Hai Precision Industry Company, Ltd. (I)	29,140	102,343
Hotai Motor Company, Ltd.	5,000	12,043
Hua Nan Financial Holdings Company, Ltd.	27,006	15,448
Huaku Development Company, Ltd.	3,000	7,380
Hung Poo Real Estate Development Corp.	5,000	6,164
InnoLux Display Corp.	32,365	33,273
Inotera Memories, Inc. (I)	13,000	7,222
Inventec Company, Ltd.	19,635	10,447
King’s Town Bank (I)	36,000	11,849
Kinsus Interconnect Technology Corp. (I)	4,000	7,684
Largan Precision Company, Ltd.	1,020	16,264
Lee Chang Yung Chemical Industries Corp.	7,000	8,340
Lien Hwa Industrial Corp.	15,000	7,294
Lite-On Technology Corp.	22,155	24,235
Macronix International Company, Ltd.	27,269	17,860
MediaTek, Inc. (I)	4,018	56,039
Mega Financial Holding Company, Ltd.	47,000	25,111
Micro-Star International Company, Ltd.	7,642	4,003
Mitac International (I)	14,559	5,480
NAN Kang Rubber Tire Company, Ltd. (I)	8,000	9,979
Nan Ya Plastics Corp.	24,870	39,642
Nanya Technology Corp. (I)	27,181	21,102
Opto Technology Corp.	9,000	6,184
Pegatron Corp. (I)	6,642	6,212
Phihong Technology Company, Ltd. (I)	8,000	7,953
Polaris Securities Company, Ltd.	12,000	5,238
Pou Chen Corp.	22,153	17,160
Powertech Technology, Inc.	3,000	8,315
President Chain Store Corp.	4,544	13,392
Quanta Computer, Inc.	8,080	14,606
Radiant Opto-Electronics Corp.	6,000	8,061
Radium Life Tech Company, Ltd. (I)	9,000	7,589
Realtek Semiconductor Corp.	4,040	8,870
Richtek Technology Corp.	1,000	8,383
Ritek Corp. (I)	45,359	11,273
Ruentex Development Company, Ltd.	6,000	9,433
Sanyang Industrial Company, Ltd. (I)	42,000	16,576
Shin Kong Financial Holding
Company, Ltd. (I)	40,204	13,705
Shin Zu Shing Company, Ltd.	2,000	6,034
Sigurd Microelectronics Corp. (I)	12,000	8,818
Siliconware Precision Industries Company	2,812	15,044
Sincere Navigation Corp.	7,000	8,167
SinoPac Holdings Company, Ltd.	66,000	20,794
Standard Foods Corp.	6,000	14,447
Synnex Technology International Corp.	5,500	11,920
Ta Chong Bank, Ltd. (I)	15,000	2,994
Tainan Spinning Company, Ltd. (I)	25,000	10,176
Taishin Financial Holdings Company, Ltd. (I)	34,495	$13,292
Taiwan Business Bank (I)	25,000	6,560
Taiwan Cellular Corp.	4,000	8,158
Taiwan Cement Corp.	17,080	14,401
Taiwan Cooperative Bank	33,500	20,171
Taiwan Fertilizer Company, Ltd.	7,000	18,343
Taiwan Glass Industrial Corp.	10,000	9,125
Taiwan Semiconductor
Manufacturing Company, Ltd.	85,530	159,933
Taiwan Tea Corp. (I)	18,218	9,652
Teco Electric & Machinery Company, Ltd.	20,000	8,214
The Ambassador Hotel	9,000	10,361
Ton Yi Industrial Corp. (I)	10,000	4,272
Tong Yang Industry Company, Ltd.	6,000	8,356
Tung Ho Steel Enterprise Corp.	3,212	2,518
Tyntek Corp. (I)	8,000	5,378
U-Ming Marine Transport Corp.	4,000	7,628
Uni-President Enterprises Corp.	18,113	19,947
Unimicron Technology Corp.	6,000	8,716
United Microelectronics Corp.	97,620	43,156
Universal Cement Corp.	15,000	6,326
UPC Technology Corp.	17,000	9,020
Walsin Lihwa Corp. (I)	39,000	14,367
Wan Hai Lines, Ltd. (I)	8,400	5,169
Waterland Financial Holding Company (I)	22,000	6,533
Wei Chuan Food Corp. (I)	9,000	10,565
Winbond Electronics Corp. (I)	64,000	16,026
Wistron Corp.	12,403	18,201
WPG Holdings Company, Ltd. (I)	5,000	9,230
WT Microelectronics Company, Ltd.	8,000	8,285
Yageo Corp. (I)	39,000	15,722
Yang Ming Marine Transport Corp.	16,499	8,359
Young Fast Optoelectronics Company, Ltd.	1,000	7,546
Yuanta Financial Holdings Company, Ltd.	41,000	21,880
Yuen Foong Yu Paper Manufacturing
Company, Ltd. (I)	26,000	9,330
Yulon Motor Company, Ltd.	11,000	10,777
Zinwell Corp.	4,000	5,944
Zyxel Communications Corp.	6,000	3,525

		2,178,578
Thailand - 0.13%
Advanced Info Service PLC	4,500	12,052
Airports of Thailand PCL	6,000	6,298
Bangkok Bank PCL	3,700	14,165
Bangkok Bank PCL, NVDR	2,900	11,322
Bank of Ayudhya PCL	31,800	19,425
Banpu PCL	500	9,323
BEC World PCL	10,000	8,490
Charoen Pokphand Foods PCL	22,900	14,352
Delta Electronics Thailand PCL (I)	15,000	10,698
Glow Energy PCL (I)	7,500	8,625
IRPC PCL	74,400	9,510
Kasikornbank PCL	7,700	22,363
Krung Thai Bank PCL	42,800	16,650
Land & Houses PCL	45,800	7,823
Preuksa Real Estate PCL	15,000	8,336
PTT Aromatics & Refining PCL	10,300	8,029
PTT Chemical PCL	7,500	24,313
PTT Exploration & Production PCL	5,800	25,696
PTT PCL, Foreign Shares	4,900	37,215
Siam Cement PCL	2,900	23,256
Siam City Cement PCL	1,400	9,250
Siam Commercial Bank PCL	2,300	5,770
Thai Oil PCL	7,000	9,563

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Thai Union Frozen Products PCL	8,700	$11,953
TMB Bank PCL (I)	210,100	9,211
Total Access Communication PCL	6,300	7,148

		350,836
Turkey - 0.11%
Akbank AS	5,296	25,286
Albaraka Turk Katilim Bankasi As	2,272	4,177
Anadolu Efes Biracilik ve Malt Sanayii AS	1,058	12,353
Arcelik AS	2,206	9,220
Aygaz AS	1,926	7,694
BIM Birlesik Magazalar AS	718	19,839
Dogan Sirketler Grubu Holdings AS	10,683	6,754
Dogan Yayin Holding AS (I)	8,221	6,908
Enka Insaat ve Sanayi AS	1,643	5,608
Ford Otomotiv Sanayi As	1,110	7,142
GSD Holding AS (I)	8,585	5,308
Hurriyet Gazetecilik AS	6,741	5,442
KOC Holdings AS	4,095	13,807
Petkim Petrokimya Holding AS (I)	1,436	9,533
Tav Havalimanlari Holding As (I)	958	3,381
Tofas Turk Otomobil Fabrik AS	1,937	6,517
Tupras Turkiye Petrol Rafine AS	1,188	21,550
Turk Ekonomi Bankasi AS (I)	4,685	5,639
Turk Hava Yollari AS (I)	2,543	6,246
Turk Sise ve Cam Fabrikalari AS (I)	6,933	7,553
Turkcell Iletisim Hizmetleri AS, ADR	1,100	14,278
Turkiye Garanti Bankasi AS	5,912	24,494
Turkiye Halk Bankasi AS	1,645	12,117
Turkiye Is Bankasi AS	8,874	27,475
Turkiye Sinai Kalkinma Bankasi AS	5,700	6,319
Yapi ve Kredi Bankasi AS (I)	4,484	12,096

		286,736
United Arab Emirates - 0.01%
Dragon Oil PLC (I)	5,726	34,523
United Kingdom - 4.34%
A.G. Barr PLC	978	15,265
Aberdeen Asset Management PLC	7,201	13,784
Acergy SA	503	7,462
Admiral Group PLC	1,595	33,349
Aegis Group PLC	13,519	21,426
Aga Rangemaster Group PLC (I)	3,162	4,142
Aggreko PLC	2,431	50,750
AMEC PLC (I)	2,895	35,292
Amlin PLC	5,558	31,960
Anglo American PLC (I)	7,328	254,748
Antofagasta PLC	2,944	34,173
Arm Holdings PLC	4,100	50,840
Arriva PLC (I)	2,458	28,069
Ashmore Group PLC	2,022	7,275
Associated British Foods PLC (I)	2,912	41,855
Assura Group, Ltd. (I)	5,036	3,248
AstraZeneca PLC, SADR (L)	7,800	367,614
Autonomy Corp. PLC (I)	1,864	50,306
Aveva Group PLC	375	6,279
Aviva PLC (I)	20,827	96,801
Babcock International Group PLC	2,859	25,348
BAE Systems PLC (I)	24,883	115,599
Balfour Beatty PLC	7,040	25,016
Barclays PLC (L)	15,600	247,884
Barratt Developments PLC (I)	569	786
BBA Aviation PLC	4,353	11,757
Beazley PLC	7,685	12,893
Bellway PLC	1,862	17,005
Berkeley Group Holdings PLC (I)	769	$8,727
BG Group PLC	17,182	254,347
BHP Billiton PLC	5,100	262,344
Bodycote PLC	1,394	4,066
Bovis Homes Group PLC (I)	816	4,192
BP PLC	11,293	54,237
BP PLC, SADR	14,300	412,984
British Airways PLC (I)(L)	4,906	14,237
British American Tobacco PLC	963	30,493
British American Tobacco PLC	4,200	265,860
British Sky Broadcasting Group PLC	1,500	62,250
Britvic PLC	1,286	9,090
BSS Group PLC	706	4,404
BT Group PLC	4,200	80,682
BTG PLC (I)	3,898	11,534
Bunzl PLC	2,935	29,269
Burberry Group PLC	3,714	41,881
Cable & Wireless Communications PLC	17,566	14,986
Cable & Wireless Worldwide	17,566	22,503
Cairn Energy PLC (I)	9,527	58,288
Capita Group PLC	3,825	41,966
Capital & Regional PLC (I)	1,359	596
Carillion PLC	5,864	26,718
Carnival PLC (L)	1,900	61,579
Carphone Warehouse Group PLC (I)	2,971	8,283
Centrica PLC	23,869	105,110
Charter International PLC	2,032	18,989
Chemring Group PLC (I)	273	11,983
Chesnara PLC	1,469	5,040
Chloride Group PLC	857	4,928
Cineworld Group PLC	2,556	7,552
Close Brothers Group PLC	2,056	21,139
Cobham PLC	7,963	25,099
Colt Telecom Group SA (I)	4,670	9,084
Compass Group PLC	12,354	93,730
Computacenter PLC	4,615	19,567
Connaught PLC	406	694
Cookson Group PLC (I)	3,162	18,117
Croda International PLC	768	11,484
CSR PLC (I)	763	4,238
D.S. Smith PLC	3,814	6,839
Daily Mail & General Trust	3,091	19,983
Dairy Crest Group PLC	1,305	7,180
Dana Petroleum PLC (I)	944	15,847
Davis Service Group PLC	980	5,334
De La Rue PLC	1,136	15,983
Debenhams PLC (I)	18,950	14,897
Development Securities PLC	1,292	4,807
Diageo PLC, SADR	3,700	232,138
Dicom Group PLC (I)	695	2,456
Dimension Data Holdings PLC (I)	19,808	27,547
Diploma PLC	2,172	7,345
Domino Printing Sciences PLC (I)	631	4,275
Drax Group PLC	2,951	16,445
DSG International PLC (I)	27,929	10,201
Dunelm Group PLC	675	3,305
Eaga PLC	2,873	4,885
easyJet PLC (I)	2,229	13,078
Electrocomponents PLC	2,084	6,662
Elementis PLC (I)	3,596	3,362
Enquest PLC (I)	2,024	2,968
Enquest PLC (I)	3,911	5,833
Ensco International PLC, ADR	2,100	82,488
Enterprise Inns PLC (I)	1,488	1,929
Eurasian Natural Resources Corp.	1,380	17,553

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Evolution Group PLC	6,137	$7,928
F&C Asset Management PLC	4,118	3,183
Fenner PLC	4,741	13,904
Filtrona PLC	4,504	14,453
FirstGroup PLC	4,847	26,224
Forth Ports PLC	298	5,209
G4S PLC	9,075	35,959
Galliford Try PLC	1,829	8,516
Game Group PLC	4,942	4,704
Gem Diamonds, Ltd. (I)	3,004	9,368
Genus PLC	1,065	11,729
GKN PLC (I)	14,913	25,586
GlaxoSmithKline PLC	8,400	285,684
Go-Ahead Group PLC	135	2,140
Greene King PLC	1,452	8,446
Greggs PLC	350	2,394
Halfords Group PLC	3,088	22,448
Halma PLC (I)	2,484	10,095
Hampson Industries PLC	4,514	3,522
Hargreaves Lansdown PLC	1,126	5,668
Hays PLC	14,281	19,376
Headlam Group PLC	474	1,596
Helical Bar PLC	514	2,110
Henderson Group PLC	3,377	6,099
Hikma Pharmaceuticals PLC	623	6,605
Hill & Smith Holdings PLC	125	555
HMV Group PLC	2,045	1,916
Holidaybreak PLC	1,968	8,633
Home Retail Group PLC	5,710	18,058
Homeserve PLC	668	19,808
HSBC Holdings PLC, SADR	23,610	1,076,380
Hunting PLC	1,995	13,218
ICAP PLC	4,862	29,144
IG Group Holdings PLC	2,931	18,289
IMI PLC	3,359	34,135
Imperial Tobacco Group PLC	800	44,568
Imperial Tobacco Group PLC	5,955	166,039
Inchcape PLC (I)	1,017	3,715
Informa PLC	5,662	29,798
Inmarsat PLC	3,801	40,272
Innospec, Inc. (I)	500	4,690
Intercontinental Hotels Group PLC	2,200	34,496
Intermediate Capital Group PLC	1,123	4,109
International Personal Finance PLC	1,077	3,038
International Power PLC	12,509	55,420
Intertek Group PLC	1,429	30,563
Invensys PLC	5,363	19,156
Investec PLC	5,042	33,911
ITV PLC (I)	38,008	28,294
J Sainsbury PLC	9,580	45,585
J.D. Wetherspoon PLC	642	3,719
Jardine Lloyd Thompson Group PLC	1,381	10,710
Jazztel PLC (I)	1,715	5,364
JKX Oil & Gas PLC	308	1,112
John Wood Group PLC	3,912	18,190
Johnson Matthey PLC	1,725	38,194
Johnston Press PLC (I)	3,508	770
Kazakhmys PLC	2,396	35,154
Keller Group PLC	325	2,542
Kesa Electricals PLC	3,019	5,436
Kier Group PLC	213	3,058
Kingfisher PLC	18,084	56,121
Kingston Communications PLC (I)	13,206	8,903
Ladbrokes PLC	7,440	14,049
Laird Group PLC	1,534	2,393
Lavendon Group PLC	5,310	$4,578
Legal & General Group PLC	42,050	48,926
Lloyds Banking Group PLC (I)	28,330	22,478
Lloyds TSB Group PLC (L)	21,187	66,951
Logica PLC	14,174	22,737
London Stock Exchange Group PLC	1,258	10,417
Lonmin PLC, ADR (I)	1,319	27,530
Luminar Group Holdings PLC (I)	790	148
Man Group PLC	10,588	35,027
Marks & Spencer Group PLC	11,372	56,047
Marston’s PLC	2,935	4,026
McBride PLC (I)	3,988	7,717
Meggitt PLC (I)	8,794	40,798
Melrose PLC	3,200	9,974
Melrose Resources PLC	307	1,280
Michael Page International PLC	1,081	5,967
Micro Focus International PLC	489	3,063
Millennium & Copthorne Hotels PLC	2,072	12,460
Misys PLC (I)	6,400	21,943
Mitchells & Butlers PLC (I)	4,567	18,502
Mitie Group PLC	2,329	7,368
Mondi PLC	3,915	22,187
Morgan Crucible Company PLC	2,337	6,379
Morgan Sindall PLC	210	1,599
Mothercare PLC (I)	561	4,758
Mouchel Parkman PLC	373	757
N. Brown Group PLC	922	3,429
National Express Group PLC	6,583	21,333
National Grid PLC, SADR	2,000	73,660
Next PLC	1,681	49,744
Northern Foods PLC (I)	2,299	1,488
Northumbrian Water Group PLC	4,981	22,564
Novae Group PLC	890	4,094
Old Mutual PLC	43,846	67,069
Pace Micro Technology PLC	2,180	5,224
Paypoint PLC	1,027	4,054
Pearson PLC	7,100	93,365
Pendragon PLC (I)	26,477	9,434
Pennon Group PLC	3,652	29,927
Persimmon PLC (I)	5,286	27,354
Petrofac, Ltd.	2,024	35,590
Petropavlovsk PLC	879	15,484
Premier Farnell PLC	4,968	16,176
Premier Foods PLC (I)	51,558	14,663
Premier Oil PLC (I)	388	7,157
Prostrakan Group PLC (I)	2,197	2,214
Provident Financial PLC	1,356	16,922
Prudential PLC	9,400	140,436
Psion PLC	5,211	5,809
Punch Taverns PLC (I)	1,433	1,214
PZ Cussons PLC	1,458	7,398
Qinetiq PLC	11,015	19,144
Quintain Estates & Development PLC (I)	3,488	2,211
Rank Group PLC	1,980	2,920
Rathbone Brothers PLC	756	8,980
Reckitt Benckiser Group PLC	3,190	147,559
Redrow PLC (I)	1,082	1,813
Reed Elsevier PLC	1,800	52,740
Rentokil Initial PLC (I)	29,942	47,539
Resolution, Ltd.	28,143	26,474
Rexam PLC	7,165	32,152
Rightmove PLC	2,571	24,075
Rio Tinto PLC, SADR (L)	7,200	313,920
RM PLC	1,719	4,990
ROK PLC	454	201

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Group PLC (I)	12,848	$106,992
Rotork PLC	289	5,462
Royal & Sun Alliance PLC	27,615	49,016
Royal Bank of Scotland Group PLC	26,755	16,114
Royal Bank of Scotland Group
PLC, SADR (I)(L)	5,300	64,130
Royalblue Group PLC	652	12,879
RPC Group PLC	2,984	11,450
RPS Group PLC	1,673	4,651
SABMiller PLC	6,786	188,412
Sage Group PLC	10,352	35,424
Salamander Energy PLC (I)	742	2,573
Savills PLC	3,206	13,126
Schroders PLC	992	17,853
Schroders PLC	749	11,110
Scottish & Southern Energy PLC	5,123	84,928
Senior PLC	2,247	4,108
Serco Group PLC	3,723	32,431
Severfield Rowen PLC	2,280	7,187
Severn Trent PLC	2,020	36,856
Shanks Group PLC	2,270	3,369
Shire PLC, ADR	1,100	67,518
SIG PLC (I)	6,281	9,428
Smith & Nephew PLC	1,100	51,700
Smiths Group PLC	2,696	42,670
Smiths News PLC	5,009	8,779
Soco International PLC (I)	3,480	20,491
Southern Cross Healthcare, Ltd. (I)	1,847	945
Spectris PLC	1,738	20,017
Spirax-Sarco Engineering PLC	456	9,230
Spirent Communications PLC	3,276	5,276
Sports Direct International PLC (I)	7,101	10,984
SSL International PLC	2,303	27,561
St James’s Place PLC	895	2,821
St. Modwen Properties PLC (I)	1,033	2,841
Stagecoach Group PLC	2,732	7,195
Standard Chartered PLC (I)	15,551	377,515
Standard Life PLC	18,251	46,840
Sthree PLC	3,291	12,336
Subsea 7, Inc. (I)	1,400	21,022
TalkTalk Telecom Group PLC (I)	5,942	10,982
Tate & Lyle PLC	4,153	27,594
Taylor Woodrow PLC (I)	12,083	4,708
Tesco PLC (I)	45,010	253,428
The Weir Group PLC	2,679	41,131
Thomas Cook Group PLC	3,890	10,259
Tomkins PLC	3,100	41,323
Travis Perkins PLC	851	9,258
Trinity Mirror PLC (I)	1,806	1,727
TUI Travel PLC	4,353	13,504
Tullett Prebon PLC	2,196	10,307
Tullow Oil PLC	4,144	61,728
UK Coal PLC (I)	992	597
Ultra Electronics Holdings PLC (I)	805	18,358
Unilever PLC, SADR (L)	6,000	160,380
United Business Media, Ltd.	2,888	21,319
United Utilities Group PLC	3,656	28,489
Vedanta Resources PLC	1,724	54,249
Victrex PLC	1,412	22,942
Vodafone Group PLC, SADR (L)	25,200	520,884
VT Group PLC	1,984	22,855
W.S. Atkins PLC	1,648	16,641
Wellstream Holdings PLC	551	4,068
WH Smith PLC	730	4,445
Whitbread PLC	1,746	36,504
William Hill PLC	6,637	$16,739
William Morrison Supermarket PLC	14,470	57,046
Wincanton PLC	620	2,196
Wolseley PLC (I)	2,400	46,921
Xchanging PLC	4,028	11,742
Xstrata PLC	14,590	191,149
Yell Group PLC (I)	10,556	3,831

		11,803,668
United States - 37.75%
1st Source Corp.	600	10,152
3D Systems Corp. (I)	200	2,510
3M Company	4,400	347,556
3PAR, Inc. (I)(L)	1,000	9,310
99 Cents Only Stores (I)	700	10,360
A. M. Castle & Company (I)	200	2,778
A. Schulman, Inc.	500	9,480
A.O. Smith Corp.	300	14,457
AAON, Inc.	300	6,993
AAR Corp. (I)	700	11,718
Aaron, Inc., Class B (L)	1,050	17,924
Abaxis, Inc. (I)	200	4,286
Abbott Laboratories	9,044	423,078
Abercrombie & Fitch Company, Class A	1,200	36,828
Abington Bancorp, Inc.	600	5,232
ABIOMED, Inc. (I)	200	1,936
ABM Industries, Inc.	1,100	23,045
AboveNet, Inc. (I)	200	9,436
Abraxis Bioscience, Inc. (I)	600	44,520
Acacia Research - Acacia Technologies (I)	700	9,961
Acadia Pharmaceuticals, Inc. (I)	900	981
ACCO Brands Corp. (I)	1,100	5,489
Accuray, Inc. (I)	300	1,989
Aceto Corp.	700	4,011
ACI Worldwide, Inc. (I)	400	7,788
Acme Packet, Inc. (I)	900	24,192
Acorda Therapeutics, Inc. (I)	500	15,555
Actel Corp. (I)	500	6,410
Activision Blizzard, Inc.	10,900	114,341
Actuant Corp., Class A	600	11,298
Actuate Corp. (I)	1,000	4,450
Acuity Brands, Inc.	700	25,466
Acxiom Corp. (I)	1,700	24,973
Adaptec, Inc. (I)	1,500	4,335
ADC Telecommunications, Inc. (I)	800	5,928
Administaff, Inc.	300	7,248
Adobe Systems, Inc. (I)	3,359	88,778
ADTRAN, Inc. (L)	800	21,816
Advance America Cash Advance Centers, Inc.	900	3,717
Advance Auto Parts, Inc.	1,000	50,180
Advanced Energy Industries, Inc. (I)	400	4,916
Advanced Micro Devices, Inc. (I)(L)	8,500	62,220
Advent Software, Inc. (I)	400	18,784
Aecom Technology Corp. (I)	900	20,754
AEP Industries, Inc. (I)	200	4,776
Aeropostale, Inc. (I)	1,297	37,146
Aerovironment, Inc. (I)(L)	300	6,519
Aetna, Inc.	3,700	97,606
AFC Enterprises, Inc. (I)	500	4,550
Affiliated Managers Group, Inc. (I)	500	30,385
Affymax, Inc. (I)	500	2,990
Affymetrix, Inc. (I)	1,200	7,080
Aflac, Inc.	4,300	183,481
AGCO Corp. (I)	1,300	35,061
Agilent Technologies, Inc. (I)	2,200	62,546

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Agilysys, Inc. (I)	300	$2,007
AGL Resources, Inc.	1,100	39,402
Air Methods Corp. (I)	100	2,975
Air Products & Chemicals, Inc.	1,500	97,215
Air Transport Services Group, Inc. (I)	1,700	8,092
Aircastle, Ltd.	1,100	8,635
Airgas, Inc.	1,200	74,640
AirTran Holdings, Inc. (I)(L)	1,900	9,215
AK Steel Holding Corp.	1,500	17,880
Akamai Technologies, Inc. (I)	2,219	90,025
Alamo Group, Inc.	400	8,680
Alaska Air Group, Inc. (I)	500	22,475
Alaska Communications Systems Group, Inc.	700	5,943
Albany International Corp., Class A	400	6,476
Albemarle Corp.	1,000	39,710
Alberto-Culver Company	1,300	35,217
Alcoa, Inc.	12,000	120,720
Alexander & Baldwin, Inc.	600	17,868
Alexion Pharmaceuticals, Inc. (I)	800	40,952
Alico, Inc. (L)	100	2,298
Align Technology, Inc. (I)(L)	1,300	19,331
Alkermes, Inc. (I)	1,600	19,920
Alleghany Corp. (I)	102	29,917
Allegheny Energy, Inc.	956	19,770
Allegheny Technologies, Inc.	1,700	75,123
Allegiant Travel Company	300	12,807
Allergan, Inc.	2,100	122,346
Allete, Inc.	400	13,696
Alliance Data Systems Corp. (I)	400	23,808
Alliance HealthCare Services, Inc. (I)	200	808
Alliance One International, Inc. (I)(L)	2,600	9,256
Alliant Energy Corp.	1,000	31,740
Alliant Techsystems, Inc. (I)	400	24,824
Allis-Chalmers Energy, Inc. (I)	200	412
Allos Therapeutics, Inc. (I)	300	1,839
Allscripts-Misys Healthcare Solutions, Inc. (I)	1,700	27,370
Almost Family, Inc. (I)	100	3,493
Alnylam Pharmaceuticals, Inc. (I)	700	10,514
Alon USA Energy, Inc. (L)	1,300	8,268
Alpha Natural Resources, Inc. (I)	1,416	47,960
Alphatec Holdings, Inc. (I)	1,000	4,640
Altera Corp.	2,500	62,025
Altra Holdings, Inc. (I)	300	3,906
Altria Group, Inc.	13,464	269,819
AMAG Pharmaceuticals, Inc. (I)	300	10,305
Amazon.com, Inc. (I)	3,000	327,780
Ambassadors Group, Inc.	200	2,258
AMCOL International Corp.	500	11,750
Amedisys, Inc. (I)	500	21,985
AMERCO, Inc. (I)	300	16,515
Ameren Corp.	1,800	42,786
America Service Group, Inc.	200	3,440
American Axle & Manufacturing
Holdings, Inc. (I)	1,000	7,330
American Capital, Ltd. (I)(L)	3,331	16,055
American Commercial Lines, Inc. (I)	175	3,939
American Dental Partners, Inc. (I)	200	2,422
American Eagle Outfitters, Inc.	2,679	31,478
American Electric Power Company, Inc.	3,242	104,717
American Equity Investment Life
Holding Company	700	7,224
American Express Company	7,400	293,780
American Financial Group, Inc.	1,600	43,712
American Italian Pasta Company, Class A (I)	300	15,861
American Medical Systems
Holdings, Inc. (I)(L)	1,000	$22,120
American National Insurance Company	300	24,291
American Oil & Gas, Inc. (I)	1,200	7,536
American Physicians Capital, Inc.	200	6,170
American Public Education, Inc. (I)	200	8,740
American Railcar Industries, Inc. (I)	400	4,832
American Reprographics Company (I)	900	7,857
American Science & Engineering, Inc.	100	7,621
American States Water Company	200	6,628
American Superconductor Corp. (I)(L)	700	18,683
American Tower Corp., Class A (I)	2,765	123,043
American Vanguard Corp.	200	1,586
American Water Works Company, Inc.	1,500	30,900
American Woodmark Corp.	100	1,710
AmeriCredit Corp. (I)(L)	2,300	41,906
Amerigon, Inc. (I)	400	2,952
AMERIGROUP Corp. (I)	1,000	32,480
Ameriprise Financial, Inc.	2,600	93,938
Ameris Bancorp (I)(L)	204	1,970
AMERISAFE, Inc. (I)	200	3,510
AmerisourceBergen Corp.	2,400	76,200
Ameristar Casinos, Inc.	1,000	15,060
Ameron International Corp.	100	6,033
AMETEK, Inc.	1,400	56,210
Amgen, Inc. (I)	6,828	359,153
Amicus Therapeutics, Inc. (I)	400	896
Amkor Technology, Inc. (I)(L)	2,800	15,428
AMN Healthcare Services, Inc. (I)	400	2,992
Ampco-Pittsburgh Corp.	100	2,083
Amphenol Corp., Class A	1,400	54,992
AMR Corp. (I)	4,700	31,866
AmSurg Corp. (I)	500	8,910
Amtrust Financial Services, Inc.	900	10,836
Amylin Pharmaceuticals, Inc. (I)(L)	1,900	35,720
Anadarko Petroleum Corp.	4,900	176,841
Anadigics, Inc. (I)	1,200	5,232
Anadys Pharmaceuticals, Inc. (I)	1,300	2,496
Analog Devices, Inc.	2,720	75,779
Analogic Corp.	200	9,102
AngioDynamics, Inc. (I)	200	2,950
Anika Therapeutics, Inc. (I)	500	2,945
Anixter International, Inc. (I)	500	21,300
AnnTaylor Stores Corp. (I)	1,200	19,524
ANSYS, Inc. (I)	900	36,513
AOL, Inc. (I)	1,066	22,162
Aon Corp.	2,300	85,376
APAC Customer Services, Inc. (I)	700	3,990
Apache Corp.	2,900	244,151
Apogee Enterprises, Inc.	400	4,332
Apollo Group, Inc., Class A (I)	800	33,976
Apple, Inc. (I)	6,200	1,559,486
Applied Industrial Technologies, Inc.	800	20,256
Applied Materials, Inc.	11,400	137,028
Applied Micro Circuits Corp. (I)	900	9,432
Applied Signal Technology, Inc.	200	3,930
AptarGroup, Inc.	1,044	39,484
Aqua America, Inc.	1,184	20,933
Arbitron, Inc.	400	10,252
Arch Chemicals, Inc.	200	6,148
Arch Coal, Inc.	1,900	37,639
Archer-Daniels-Midland Company	5,512	142,320
ArcSight, Inc. (I)	500	11,195
Ardea Biosciences, Inc. (I)	300	6,168
Arena Pharmaceuticals, Inc. (I)	600	1,842

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Arena Resources, Inc. (I)	500	$15,950
Argon ST, Inc. (I)	400	13,716
Ariad Pharmaceuticals, Inc. (I)	1,900	5,358
Ariba, Inc. (I)	1,100	17,523
Arkansas Best Corp.	300	6,225
Armstrong World Industries, Inc. (I)	1,100	33,198
Arqule, Inc. (I)	600	2,580
Arris Group, Inc. (I)	1,850	18,852
Arrow Electronics, Inc. (I)	1,700	37,995
Arrow Financial Corp.	206	4,759
Art Technology Group, Inc. (I)	2,000	6,840
Arthur J. Gallagher & Company	1,420	34,620
Aruba Networks, Inc. (I)	1,300	18,512
ArvinMeritor, Inc. (I)(L)	500	6,550
Ashland, Inc.	1,300	60,346
Asset Acceptance Capital Corp. (I)	200	828
Assisted Living Concepts, Inc. (I)	160	4,734
Associated Banc Corp.	1,800	22,068
Assurant, Inc.	1,700	58,990
Astec Industries, Inc. (I)	400	11,092
Astoria Financial Corp.	1,700	23,392
AT&T, Inc.	48,650	1,176,844
ATC Technology Corp. (I)	300	4,836
athenahealth, Inc. (I)	500	13,065
Atheros Communications, Inc. (I)(L)	900	24,786
Atlantic Tele-Network, Inc.	200	8,260
Atlas Air Worldwide Holdings, Inc. (I)	400	19,000
Atlas Energy, Inc. (I)	800	21,656
Atmel Corp. (I)	6,000	28,800
ATMI, Inc. (I)	400	5,856
Atmos Energy Corp.	1,300	35,152
ATP Oil & Gas Corp. (I)(L)	600	6,354
ATS Medical, Inc. (I)	1,700	6,749
Atwood Oceanics, Inc. (I)	1,100	28,072
Audiovox Corp., Class A (I)	700	5,145
Autodesk, Inc. (I)	2,000	48,720
Automatic Data Processing, Inc.	3,265	131,449
AutoNation, Inc. (I)(L)	2,500	48,750
AutoZone, Inc. (I)	500	96,610
Auxilium Pharmaceuticals, Inc. (I)(L)	700	16,450
AVANIR Pharmaceuticals, Class A (I)	187	481
Avatar Holdings, Inc. (I)	100	1,918
Avery Dennison Corp.	1,200	38,556
Aviat Networks, Inc. (I)	1,300	4,719
Avid Technology, Inc. (I)	400	5,092
Avis Budget Group, Inc. (I)	2,200	21,604
Avista Corp.	700	13,671
Avnet, Inc. (I)	2,100	50,631
Avon Products, Inc.	2,800	74,200
AVX Corp.	2,300	29,486
AZZ, Inc.	300	11,031
B&G Foods, Inc.	300	3,234
Badger Meter, Inc.	300	11,607
Baker Hughes, Inc.	4,788	199,037
Balchem Corp.	150	3,750
Baldor Electric Company	600	21,648
Ball Corp.	1,000	52,830
Bally Technologies, Inc. (I)	700	22,673
BancFirst Corp.	200	7,298
Bancorp, Inc. (I)	700	5,481
BancorpSouth, Inc.	1,300	23,244
Bank Mutual Corp.	1,200	6,816
Bank of America Corp.	85,400	1,227,198
Bank of Hawaii Corp.	500	24,175
Bank of the Ozarks, Inc.	200	7,094
BankFinancial Corp.	300	$2,493
Barnes & Noble, Inc. (L)	1,000	12,900
Barnes Group, Inc.	1,100	18,029
Barrett Business Services, Inc.	312	3,869
Baxter International, Inc.	3,500	142,240
BB&T Corp.	6,400	168,384
BE Aerospace, Inc. (I)	1,320	33,568
Beacon Roofing Supply, Inc. (I)	1,000	18,020
Beazer Homes USA, Inc. (I)	900	3,267
Bebe Stores, Inc.	1,500	9,600
Beckman Coulter, Inc.	1,000	60,290
Becton, Dickinson & Company	1,700	114,954
Bed Bath & Beyond, Inc. (I)	1,800	66,744
Bel Fuse, Inc., Class B	300	4,953
Belden, Inc.	300	6,600
Belo Corp., Class A (I)	600	3,414
Bemis Company, Inc.	1,500	40,500
Benchmark Electronics, Inc. (I)	700	11,095
Beneficial Mutual Bancorp, Inc. (I)	1,600	15,808
Berkshire Hill Bancorp, Inc.	200	3,896
Berry Petroleum Company, Class A	900	23,148
Best Buy Company, Inc.	2,800	94,808
BGC Partners, Inc., Class A	1,200	6,132
Big 5 Sporting Goods Corp.	400	5,256
Big Lots, Inc. (I)	1,200	38,508
BigBand Networks, Inc. (I)	1,300	3,926
Biglari Holdings, Inc. (I)	25	7,173
Bill Barrett Corp. (I)	700	21,539
Bio Reference Labs, Inc. (I)	400	8,868
Bio-Rad Laboratories, Inc., Class A (I)	200	17,298
Biodel, Inc. (I)(L)	1,100	4,158
Biogen Idec, Inc. (I)	2,500	118,625
BioMarin Pharmaceutical, Inc. (I)(L)	1,300	24,648
BioMimetic Therapeutics, Inc. (I)	600	6,672
BioScrip, Inc. (I)	700	3,668
BJ’s Restaurants, Inc. (I)	300	7,080
BJ’s Wholesale Club, Inc. (I)(L)	700	25,907
Black Box Corp.	200	5,578
Black Hills Corp.	500	14,235
Blackbaud, Inc.	700	15,239
Blackboard, Inc. (I)	400	14,932
BlackRock, Inc.	600	86,040
Blount International, Inc. (I)	500	5,135
Blue Coat Systems, Inc. (I)	400	8,172
Blue Nile, Inc. (I)(L)	300	14,124
BlueLinx Holdings, Inc. (I)	300	789
Blyth, Inc.	250	8,518
BMC Software, Inc. (I)	1,500	51,945
BMP Sunstone Corp. (I)	900	4,635
Bob Evans Farms, Inc.	500	12,310
Boise, Inc. (I)	1,250	6,863
BOK Financial Corp. (L)	1,000	47,470
BorgWarner, Inc. (I)	1,600	59,744
Boston Beer Company, Inc. (I)	100	6,745
Boston Private Financial Holdings, Inc.	1,106	7,112
Boston Scientific Corp. (I)	18,516	107,393
Bottomline Technologies, Inc. (I)	300	3,909
Bowne & Company, Inc.	806	9,043
Boyd Gaming Corp. (I)	1,600	13,584
BPZ Resources, Inc. (I)(L)	1,200	4,980
Brady Corp., Class A	700	17,444
Bridgepoint Education, Inc. (I)	500	7,905
Briggs & Stratton Corp.	1,100	18,722
Brigham Exploration Company (I)	1,300	19,994
Brightpoint, Inc. (I)	1,000	7,000

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Brinker International, Inc.	1,600	$23,136
Bristol-Myers Squibb Company	12,675	316,115
Bristow Group, Inc. (I)	600	17,640
Broadcom Corp., Class A	2,800	92,316
Broadridge Financial Solutions, Inc.	2,000	38,100
Broadwind Energy, Inc. (I)	900	2,520
Brocade Communications Systems, Inc. (I)	5,800	29,928
Bronco Drilling Company, Inc. (I)	700	2,345
Brookdale Senior Living, Inc. (I)	1,500	22,500
Brookfield Homes Corp. (I)	200	1,348
Brookline Bancorp, Inc.	900	7,992
Brooks Automation, Inc. (I)	500	3,865
Brown & Brown, Inc.	1,900	36,366
Brown Forman Corp.	450	25,754
Brown Shoe Company, Inc.	800	12,144
Bruker Corp. (I)	2,100	25,536
Brunswick Corp.	2,000	24,860
Brush Engineered Materials, Inc. (I)	300	5,994
Buckeye Technologies, Inc. (I)	300	2,985
Bucyrus International, Inc.	1,000	47,450
Buffalo Wild Wings, Inc. (I)	300	10,974
Builders FirstSource, Inc. (I)	300	720
Bunge, Ltd.	1,700	83,623
Burger King Holdings, Inc.	1,900	31,996
C.H. Robinson Worldwide, Inc.	1,400	77,924
C.R. Bard, Inc.	1,000	77,530
CA, Inc.	3,700	68,080
Cabela’s, Inc. (I)(L)	1,200	16,968
Cablevision Systems Corp., Class A	2,100	50,421
Cabot Corp.	900	21,699
Cabot Microelectronics Corp. (I)	500	17,295
Cabot Oil & Gas Corp.	1,500	46,980
CACI International, Inc., Class A (I)	500	21,240
Cadence Design Systems, Inc. (I)	3,800	22,002
Cadence Pharmaceuticals, Inc. (I)(L)	800	5,608
Cadiz, Inc. (I)	400	4,828
CAI International, Inc. (I)	600	7,140
Cal Dive International, Inc. (I)	2,200	12,870
Cal-Maine Foods, Inc.	400	12,772
Calamos Asset Management, Inc.	400	3,712
Calavo Growers, Inc. (L)	300	5,388
Calgon Carbon Corp. (I)	900	11,916
California Pizza Kitchen, Inc. (I)	400	6,060
California Water Service Group	200	7,140
Callaway Golf Company	1,000	6,040
Calpine Corp. (I)	6,200	78,864
Camden National Corp.	200	5,494
Cameron International Corp. (I)	1,600	52,032
Campbell Soup Company	2,144	76,820
Cantel Medical Corp.	200	3,340
Capella Education Company (I)	300	24,405
Capital City Bank Group, Inc.	200	2,476
Capital One Financial Corp.	5,103	205,651
Capital Southwest Corp.	100	8,791
CapitalSource, Inc.	3,600	17,136
Capitol Bancorp, Ltd. (I)(L)	900	1,143
Capitol Federal Financial	900	29,844
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,200	5,664
CARBO Ceramics, Inc.	300	21,657
Cardiac Science Corp. (I)	1,200	1,176
Cardinal Financial Corp.	600	5,544
Cardinal Health, Inc.	3,765	126,542
Cardtronics, Inc. (I)	700	9,072
Career Education Corp. (I)	1,300	29,926
CareFusion Corp. (I)	3,082	69,961
Carlisle Companies, Inc.	800	$28,904
CarMax, Inc. (I)	2,800	55,720
Carnival Corp.	6,000	181,440
Carpenter Technology Corp.	800	26,264
Carrizo Oil & Gas, Inc. (I)(L)	400	6,212
Carter’s, Inc. (I)	800	21,000
Cascade Corp.	100	3,561
Casella Waste Systems, Inc., Class A (I)	200	764
Casey’s General Stores, Inc.	600	20,940
Cash America International, Inc.	500	17,135
Cass Information Systems, Inc.	100	3,425
Casual Male Retail Group, Inc. (I)	800	2,736
Catalyst Health Solutions, Inc. (I)	600	20,700
Caterpillar, Inc.	4,900	294,343
Cathay General Bancorp	700	7,231
Cavco Industries, Inc. (I)	100	3,518
Cavium Networks, Inc. (I)	500	13,095
CB Richard Ellis Group, Inc., Class A (I)	3,000	40,830
Cbeyond, Inc. (I)	400	5,000
CBIZ, Inc. (I)	900	5,724
CBS Corp.	600	7,782
CBS Corp., Class B	6,900	89,217
CDI Corp.	200	3,106
CEC Entertainment, Inc. (I)	300	10,578
Celadon Group, Inc. (I)	300	4,242
Celanese Corp., Series A	1,300	32,383
Celera Corp. (I)	1,500	9,825
Celgene Corp. (I)	3,000	152,460
Centene Corp. (I)	812	17,458
CenterPoint Energy, Inc.	3,500	46,060
Centerstate Banks, Inc.	300	3,027
Central European Distribution Corp. (I)	1,000	21,380
Central Garden & Pet Company (I)	400	3,804
Central Garden & Pet Company, Class A (I)	500	4,485
Central Pacific Financial Corp. (I)(L)	200	300
Central Vermont Public Service Corp.	100	1,974
Century Aluminum Company (I)	700	6,181
CenturyTel, Inc.	3,111	103,627
Cenveo, Inc. (I)	1,600	8,768
Cephalon, Inc. (I)(L)	1,000	56,750
Cepheid, Inc. (I)(L)	700	11,214
Ceradyne, Inc. (I)	400	8,548
Cerner Corp. (I)	600	45,534
Ceva, Inc. (I)	500	6,300
CF Industries Holdings, Inc.	438	27,791
CH Energy Group, Inc.	200	7,848
Charles River Laboratories
International, Inc. (I)	900	30,789
Charming Shoppes, Inc. (I)	2,600	9,750
Chart Industries, Inc. (I)	600	9,348
Checkpoint Systems, Inc. (I)	200	3,472
Chemed Corp.	200	10,928
Chemical Financial Corp.	400	8,712
Cheniere Energy, Inc. (I)	700	1,974
Chesapeake Energy Corp.	6,600	138,270
Chesapeake Utilities Corp.	100	3,140
Chevron Corp.	16,500	1,119,690
Chico’s FAS, Inc.	2,300	22,724
Chipotle Mexican Grill, Inc., Class A (I)	300	41,043
Chiquita Brands International, Inc. (I)	500	6,075
Choice Hotels International, Inc.	900	27,189
Christopher & Banks Corp.	700	4,333
Chubb Corp.	2,500	125,025
Church & Dwight Company, Inc.	900	56,439
Churchill Downs, Inc.	200	6,560

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
CIBER, Inc. (I)	1,400	$3,878
Ciena Corp. (I)(L)	1,300	16,484
CIGNA Corp.	3,300	102,498
Cimarex Energy Company	1,400	100,212
Cincinnati Bell, Inc. (I)	2,600	7,826
Cincinnati Financial Corp.	2,300	59,501
Cinemark Holdings, Inc.	2,200	28,930
Cintas Corp.	2,200	52,734
CIRCOR International, Inc.	400	10,232
Cirrus Logic, Inc. (I)	500	7,905
Cisco Systems, Inc. (I)	38,050	810,846
Citi Trends, Inc. (I)	100	3,294
Citigroup, Inc. (I)	53,041	199,434
Citizens, Inc., Class A (I)	300	1,998
Citrix Systems, Inc. (I)	1,900	80,237
City Holding Company	400	11,152
City National Corp.	700	35,861
CKE Restaurants, Inc.	700	8,771
CLARCOR, Inc.	765	27,173
Clayton Williams Energy, Inc. (I)	100	4,212
Clean Energy Fuels Corp. (I)(L)	1,400	20,916
Clean Harbors, Inc. (I)	400	26,564
Clear Channel Outdoor Holdings,
Inc., Class A (I)	500	4,340
Cleco Corp.	800	21,128
Cliffs Natural Resources, Inc.	1,900	89,604
Clifton Savings Bancorp, Inc.	500	4,325
Clinical Data, Inc. (I)	300	3,732
Clorox Company	1,200	74,592
CME Group, Inc.	700	197,085
CMS Energy Corp.	1,900	27,835
CNA Financial Corp. (I)(L)	2,600	66,456
CNA Surety Corp. (I)	700	11,249
CNO Financial Group, Inc. (I)	2,900	14,355
Coach, Inc.	2,100	76,755
CoBiz Financial, Inc.	700	4,613
Coca-Cola Enterprises, Inc.	3,300	85,338
Coeur d’Alene Mines Corp. (I)	700	11,046
Cogent Communications Group, Inc. (I)	700	5,306
Cogent, Inc. (I)	1,000	9,010
Cognex Corp.	700	12,306
Cognizant Technology Solutions
Corp., Class A (I)	1,900	95,114
Cohen & Steers, Inc.	600	12,444
Coherent, Inc. (I)	200	6,860
Cohu, Inc.	300	3,639
Coinstar, Inc. (I)	500	21,485
Coldwater Creek, Inc. (I)	1,100	3,696
Coleman Cable, Inc. (I)	1,300	7,332
Colfax Corp. (I)	500	5,205
Colgate-Palmolive Company	3,428	269,989
Collective Brands, Inc. (I)	1,300	20,540
Columbia Banking System, Inc.	500	9,130
Columbia Sportswear Company	600	28,002
Columbus McKinnon Corp. (I)	500	6,985
Comcast Corp., Class A	23,054	400,448
Comcast Corp., Special Class A	8,384	137,749
Comerica, Inc.	2,500	92,075
Comfort Systems USA, Inc.	400	3,864
Commerce Bancshares, Inc.	1,145	41,209
Commercial Metals Company	1,700	22,474
CommScope, Inc. (I)	1,100	26,147
Community Bank Systems, Inc.	600	13,218
Community Health Systems, Inc. (I)	1,500	50,715
Community Trust Bancorp, Inc.	300	7,530
CommVault Systems, Inc. (I)	600	$13,500
Compass Minerals International, Inc.	400	28,112
Compellent Technologies, Inc. (I)	300	3,636
Complete Production Services, Inc. (I)	1,700	24,310
CompuCredit Holdings Corp. (L)	927	3,671
Computer Programs & Systems, Inc.	200	8,184
Computer Sciences Corp.	2,100	95,025
Compuware Corp. (I)	3,636	29,015
comScore, Inc. (I)	500	8,235
Comstock Resources, Inc. (I)	600	16,632
Comtech Telecommunications Corp. (I)	200	5,986
Comverge, Inc. (I)	500	4,480
Con-way, Inc.	600	18,012
ConAgra Foods, Inc.	3,800	88,616
Conceptus, Inc. (I)(L)	500	7,790
Concho Resources, Inc. (I)	1,200	66,396
Concur Technologies, Inc. (I)	700	29,876
Conexant Systems, Inc. (I)	1,500	3,360
CONMED Corp. (I)	600	11,178
Conn’s, Inc. (I)	700	4,116
Connecticut Water Service, Inc.	200	4,204
ConocoPhillips	16,049	787,845
CONSOL Energy, Inc.	1,500	50,640
Consolidated Communications Holdings, Inc.	400	6,804
Consolidated Edison, Inc.	1,900	81,890
Consolidated Graphics, Inc. (I)	200	8,648
Consolidated-Tomoka Land Company	200	5,700
Constant Contact, Inc. (I)	200	4,266
Constellation Brands, Inc., Class A (I)	2,801	43,752
Constellation Energy Group, Inc.	1,700	54,825
Contango Oil & Gas Company (I)	300	13,425
Continental Airlines, Inc., Class B (I)(L)	1,900	41,800
Continental Resources, Inc. (I)(L)	1,400	62,468
Continucare Corp. (I)	1,600	5,360
Convergys Corp. (I)	2,400	23,544
Cooper Industries PLC	2,100	92,400
Cooper Tire & Rubber Company	400	7,800
Copart, Inc. (I)	1,100	39,391
Core-Mark Holding Company, Inc. (I)	100	2,740
CoreLogic, Inc.	1,400	24,724
Corinthian Colleges, Inc. (I)(L)	1,100	10,835
Corn Products International, Inc.	1,100	33,330
Cornell Companies, Inc. (I)	400	10,748
Corning, Inc.	12,600	203,490
Corrections Corp. of America (I)	1,700	32,436
Corvel Corp. (I)	100	3,379
CoStar Group, Inc. (I)	300	11,640
Costco Wholesale Corp.	3,600	197,388
Courier Corp.	200	2,442
Covance, Inc. (I)	900	46,188
Covanta Holding Corp.	984	16,325
Coventry Health Care, Inc. (I)	2,100	37,128
Cowen Group, Inc., Class A (I)	1,000	4,100
CPI Corp.	300	6,726
CPI International, Inc. (I)	500	7,795
CRA International, Inc. (I)	300	5,649
Cracker Barrel Old Country Store, Inc.	300	13,968
Crane Company	800	24,168
Cray, Inc. (I)	400	2,232
Credit Acceptance Corp. (I)	500	24,385
Cree, Inc. (I)	1,100	66,033
Crocs, Inc. (I)	900	9,522
Cross Country Healthcare, Inc. (I)	500	4,495
Crosstex Energy, Inc. (I)	1,000	6,410
Crown Castle International Corp. (I)	1,900	70,794

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Crown Holdings, Inc. (I)	1,300	$32,552
CryoLife, Inc. (I)	300	1,617
CSG Systems International, Inc. (I)	400	7,332
CSX Corp.	3,891	193,110
Cubic Corp.	300	10,914
Cubist Pharmaceuticals, Inc. (I)	900	18,540
Cullen/Frost Bankers, Inc.	900	46,260
Cummins, Inc.	1,408	91,703
Curtiss-Wright Corp.	600	17,424
Cutera, Inc. (I)	300	2,763
CVB Financial Corp. (L)	900	8,550
CVR Energy, Inc. (I)	2,000	15,040
CVS Caremark Corp.	15,149	444,169
Cyberonics, Inc. (I)	200	4,736
Cybersource Corp. (I)	1,000	25,530
Cymer, Inc. (I)	400	12,016
Cypress Biosciences, Inc. (I)	500	1,150
Cypress Semiconductor Corp. (I)	2,100	21,084
Cytec Industries, Inc.	800	31,992
Cytokinetics, Inc. (I)	1,200	2,844
D.R. Horton, Inc.	4,100	40,303
Daktronics, Inc.	300	2,250
Dana Holding Corp. (I)	1,300	13,000
Danaher Corp.	5,400	200,448
Danvers Bancorp, Inc.	200	2,890
Darden Restaurants, Inc.	1,600	62,160
Darling International, Inc. (I)	1,200	9,012
DaVita, Inc. (I)	900	56,196
Dawson Geophysical Company (I)	200	4,254
DealerTrack Holdings, Inc. (I)	400	6,580
Dean Foods Company (I)	2,300	23,161
Deckers Outdoor Corp. (I)	200	28,574
Deere & Company	2,900	161,472
Del Monte Foods Company	3,100	44,609
Delek US Holdings, Inc.	1,200	8,760
Dell, Inc. (I)	12,900	155,574
Delphi Financial Group, Inc., Class A	1,000	24,410
Delta Air Lines, Inc. (I)(L)	10,200	119,850
Deltic Timber Corp.	100	4,180
Deluxe Corp.	800	15,000
DemandTec, Inc. (I)	400	2,700
Denbury Resources, Inc. (I)	3,923	57,433
Dendreon Corp. (I)	1,100	35,563
DENTSPLY International, Inc.	2,100	62,811
DepoMed, Inc. (I)	1,200	3,360
Destination Maternity Corp. (I)	400	10,120
Devon Energy Corp.	3,900	237,588
DeVry, Inc.	800	41,992
DexCom, Inc. (I)	600	6,936
DG Fastchannel, Inc. (I)	400	13,032
Diamond Foods, Inc.	300	12,330
Diamond Management & Technology
Consultants, Inc.	600	6,186
Diamond Offshore Drilling, Inc. (L)	1,000	62,190
Dice Holdings, Inc. (I)	1,000	6,920
Dick’s Sporting Goods, Inc. (I)(L)	1,200	29,868
Diebold, Inc.	1,000	27,250
Digi International, Inc. (I)	500	4,135
Digital River, Inc. (I)	600	14,346
DigitalGlobe, Inc. (I)	500	13,150
Dillard’s, Inc., Class A	1,600	34,400
Dime Community Bancshares	400	4,932
DineEquity, Inc. (I)	300	8,376
Diodes, Inc. (I)	200	3,174
Dionex Corp. (I)	300	22,338
DIRECTV, Class A (I)	7,920	$268,646
Discover Financial Services	7,200	100,656
Discovery Communications, Inc., Series A (I)	1,700	60,707
Discovery Communications, Inc., Series C (I)	2,000	61,860
DISH Network Corp.	1,800	32,670
DivX, Inc. (I)	600	4,596
Dolby Laboratories, Inc., Class A (I)	500	31,345
Dollar Financial Corp. (I)	400	7,916
Dollar Thrifty Automotive Group, Inc. (I)	600	25,566
Dollar Tree, Inc. (I)	1,500	62,445
Dominion Resources, Inc.	3,000	116,220
Domino’s Pizza, Inc. (I)	900	10,170
Donaldson Company, Inc.	800	34,120
Donegal Group, Inc.	304	3,736
Dorman Products, Inc. (I)	300	6,099
Double-Take Software, Inc. (I)	100	1,049
Dover Corp.	2,600	108,654
DPL, Inc.	1,000	23,900
Dr. Pepper Snapple Group, Inc.	3,700	138,343
DreamWorks Animation SKG, Inc. (I)	1,000	28,550
Dresser-Rand Group, Inc. (I)	1,400	44,170
Drew Industries, Inc. (I)	500	10,100
Dril-Quip, Inc. (I)	700	30,814
drugstore.com, Inc. (I)	1,500	4,620
DSP Group, Inc. (I)	300	1,917
DST Systems, Inc.	600	21,684
DSW, Inc., Class A (I)	200	4,492
DTE Energy Company	1,200	54,732
DTS, Inc. (I)	300	9,861
Ducommun, Inc.	100	1,710
Duff & Phelps Corp.	200	2,526
Duke Energy Corp.	9,000	144,000
Dun & Bradstreet Corp.	400	26,848
Durect Corp. (I)	600	1,458
Dyax Corp. (I)	600	1,362
Dycom Industries, Inc. (I)	500	4,275
Dynamex, Inc. (I)	100	1,220
Dynamic Materials Corp.	100	1,604
DynCorp International, Inc. (I)	800	14,016
Dynegy, Inc. (I)	280	1,078
E.I. Du Pont de Nemours & Company	6,100	210,999
Eagle Bulk Shipping, Inc. (I)	900	3,798
Eagle Materials, Inc.	700	18,151
Earthlink, Inc.	2,300	18,308
East West Bancorp, Inc.	1,000	15,250
Eastman Chemical Company	900	48,024
Eastman Kodak Company (I)(L)	3,608	15,659
Eaton Corp.	1,600	104,704
Eaton Vance Corp.	900	24,849
eBay, Inc. (I)	10,100	198,061
Ebix, Inc. (I)	600	9,408
Echelon Corp. (I)(L)	700	5,131
EchoStar Corp., Class A (I)	500	9,540
Eclipsys Corp. (I)	500	8,920
Ecolab, Inc.	1,644	73,832
Edison International	2,200	69,784
Edwards Lifesciences Corp. (I)	1,000	56,020
eHealth, Inc. (I)	200	2,274
Einstein Noah Restaurant Group, Inc. (I)	400	4,316
El Paso Corp.	5,900	65,549
El Paso Electric Company (I)	500	9,675
Electro Rent Corp.	200	2,558
Electronic Arts, Inc. (I)	3,700	53,280
Electronics for Imaging, Inc. (I)	1,100	10,725
Eli Lilly & Company	7,300	244,550

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Elizabeth Arden, Inc. (I)	600	$8,712
EMC Corp. (I)	16,695	305,519
EMC Insurance Group, Inc.	260	5,702
EMCOR Group, Inc. (I)	1,000	23,170
Emergency Medical Services
Corp., Class A (I)	300	14,709
Emergent Biosolutions, Inc. (I)	200	3,268
Emeritus Corp. (I)	200	3,262
Emerson Electric Company	5,365	234,397
Employers Holdings, Inc.	600	8,838
EMS Technologies, Inc. (I)	200	3,004
Emulex Corp. (I)	1,300	11,934
Encore Bancshares, Inc. (I)	200	1,978
Encore Capital Group, Inc. (I)	600	12,366
Encore Wire Corp.	500	9,095
Endo Pharmaceuticals Holdings, Inc. (I)	1,700	37,094
Ener1, Inc. (I)(L)	1,500	5,070
Energen Corp.	600	26,598
Energizer Holdings, Inc. (I)	900	45,252
Energy Conversion Devices, Inc. (I)(L)	500	2,050
Energy Recovery, Inc. (I)	600	2,400
EnergySolutions, Inc.	1,900	9,671
EnerNOC, Inc. (I)	400	12,576
EnerSys, Inc. (I)	900	19,233
Ennis, Inc.	200	3,002
EnPro Industries, Inc. (I)	300	8,445
Entegris, Inc. (I)	500	1,985
Entercom Communications Corp. (I)	700	6,174
Entergy Corp.	1,400	100,268
Enterprise Financial Services Corp.	100	964
Entropic Communications, Inc. (I)	800	5,072
Enzo Biochem, Inc. (I)	1,300	5,291
Enzon Pharmaceuticals, Inc. (I)(L)	700	7,455
EOG Resources, Inc.	2,200	216,414
Epicor Software Corp. (I)	800	6,392
EPIQ Systems, Inc.	400	5,172
ePlus, Inc. (I)	300	5,250
EQT Corp.	1,200	43,368
Equifax, Inc.	1,800	50,508
Equinix, Inc. (I)(L)	555	45,077
eResearch Technology, Inc. (I)	800	6,304
Erie Indemnity Company	800	36,400
ESCO Technologies, Inc.	400	10,300
ESSA Bancorp, Inc.	200	2,462
Estee Lauder Companies, Inc., Class A	1,000	55,730
Esterline Technologies Corp. (I)	400	18,980
Ethan Allen Interiors, Inc.	400	5,596
Euronet Worldwide, Inc. (I)	330	4,221
ev3, Inc. (I)	2,300	51,543
Evercore Partners, Inc., Class A	300	7,005
EW Scripps Company (I)	800	5,944
Exactech, Inc. (I)	100	1,708
Exar Corp. (I)	600	4,158
EXCO Resources, Inc.	1,900	27,759
Exelixis, Inc. (I)	1,500	5,205
Exelon Corp.	4,028	152,943
Exide Technologies (I)	1,700	8,840
Exlservice Holdings, Inc. (I)	500	8,585
Expeditors International of Washington, Inc.	1,800	62,118
Exponent, Inc. (I)	100	3,272
Express Scripts, Inc. (I)	3,800	178,676
Exterran Holdings, Inc. (I)	1,200	30,972
Extreme Networks, Inc. (I)	1,700	4,590
Exxon Mobil Corp.	30,499	1,740,578
EZCORP, Inc., Class A (I)	500	9,275
F5 Networks, Inc. (I)	600	$41,142
FactSet Research Systems, Inc.	300	20,097
Fair Isaac Corp.	700	15,253
Fairchild Semiconductor International, Inc. (I)	2,200	18,502
FalconStor Software, Inc. (I)	800	2,112
Family Dollar Stores, Inc.	1,400	52,766
Farmer Brothers Company	400	6,036
FARO Technologies, Inc. (I)	400	7,484
Fastenal Company (L)	1,200	60,228
FBL Financial Group, Inc., Class A	500	10,500
Federal Mogul Corp. (I)	1,500	19,530
Federal Signal Corp.	1,100	6,644
Federated Investors, Inc., Class B	1,400	28,994
FedEx Corp.	2,700	189,297
FEI Company (I)	500	9,855
Ferro Corp. (I)	100	737
Fidelity National Financial, Inc., Class A	4,200	54,558
Fidelity National Information Services, Inc.	2,700	72,414
Fifth Third Bancorp	11,000	135,190
Financial Institutions, Inc.	100	1,776
Finisar Corp. (I)	700	10,430
First Acceptance Corp. (I)	800	1,368
First American Financial Corp.	1,400	17,752
First Bancorp/Troy NC	300	4,347
First Busey Corp.	1,300	5,889
First Cash Financial Services, Inc. (I)	400	8,720
First Commonwealth Financial Corp.	700	3,675
First Community Bancshares, Inc.	100	1,469
First Financial Bancorp	1,000	14,950
First Financial Bankshares, Inc.	300	14,427
First Financial Corp.	200	5,162
First Financial Holdings, Inc.	100	1,145
First Financial Northwest, Inc.	500	1,980
First Horizon National Corp. (I)	3,145	36,011
First Merchants Corp.	300	2,544
First Mercury Financial Corp.	200	2,116
First Midwest Bancorp, Inc.	800	9,728
First Niagara Financial Group, Inc.	2,094	26,238
First Security Group, Inc.	300	576
First Solar, Inc. (I)(L)	500	56,915
FirstEnergy Corp.	2,200	77,506
FirstMerit Corp.	1,318	22,577
Fiserv, Inc. (I)	2,100	95,886
Fisher Communications, Inc. (I)	100	1,684
Flanders Corp. (I)	1,100	3,421
FLIR Systems, Inc. (I)	1,000	29,090
Flowers Foods, Inc.	1,100	26,873
Flowserve Corp.	500	42,400
Fluor Corp.	2,500	106,250
Flushing Financial Corp.	800	9,784
FMC Corp.	800	45,944
FMC Technologies, Inc. (I)	1,100	57,926
FNB Corp.	1,100	8,833
Foot Locker, Inc.	2,300	29,026
Ford Motor Company (I)(L)	24,900	250,992
Forest City Enterprises, Inc., Class A (I)(L)	2,100	23,772
Forest Laboratories, Inc. (I)	2,900	79,547
Forest Oil Corp. (I)	1,500	41,040
Forestar Group, Inc. (I)	400	7,184
FormFactor, Inc. (I)	945	10,206
Forrester Research, Inc. (I)	300	9,078
Fortune Brands, Inc.	2,100	82,278
Forward Air Corp.	500	13,625
Fossil, Inc. (I)	1,000	34,700
Foster Wheeler AG (I)	200	4,212

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Franklin Electric Company, Inc.	300	$8,646
Franklin Resources, Inc.	1,600	137,904
Fred’s, Inc., Class A	900	9,954
Freeport-McMoRan Copper & Gold, Inc.	3,500	206,955
FreightCar America, Inc.	100	2,262
Frontier Communications Corp. (L)	4,500	31,995
Frontier Oil Corp.	1,500	20,175
FTI Consulting, Inc. (I)	700	30,513
Fuel Systems Solutions, Inc. (I)(L)	300	7,785
Fuel Tech, Inc. (I)	500	3,160
Fuelcell Energy, Inc. (I)	600	708
Fulton Financial Corp.	2,800	27,020
Furiex Pharmaceuticals, Inc. (I)	125	1,270
Furmanite Corp. (I)	344	1,366
Furniture Brands International, Inc. (I)	300	1,566
FX Energy, Inc. (I)	1,300	4,706
G-III Apparel Group, Ltd. (I)	200	4,578
GAMCO Investors, Inc., Class A	100	3,720
GameStop Corp., Class A (I)(L)	2,300	43,217
Gannett Company, Inc.	2,600	34,996
Gardner Denver, Inc.	1,100	49,049
Gartner, Inc., Class A (I)	1,400	32,550
GATX Corp.	700	18,676
Gaylord Entertainment Company (I)	900	19,881
Gen-Probe, Inc. (I)	700	31,794
GenCorp, Inc. (I)(L)	500	2,190
General Cable Corp. (I)	900	23,985
General Communication, Inc., Class A (I)	1,000	7,590
General Dynamics Corp.	3,228	189,032
General Electric Company	63,800	919,996
General Maritime Corp.	1,300	7,852
General Mills, Inc.	3,000	106,560
General Moly, Inc. (I)(L)	1,500	4,620
Genesco, Inc. (I)	400	10,524
Genesee & Wyoming, Inc., Class A (I)	700	26,117
Genomic Health, Inc. (I)	500	6,465
Genoptix, Inc. (I)	300	5,160
Gentex Corp.	1,900	34,162
Gentiva Health Services, Inc. (I)	400	10,804
Genuine Parts Company	2,000	78,900
Genworth Financial, Inc., Class A (I)	6,700	87,569
Genzyme Corp. (I)	2,354	119,513
GeoEye, Inc. (I)	200	6,228
Georesources, Inc. (I)	300	4,179
Gerber Scientific, Inc. (I)	200	1,070
German American Bancorp, Inc.	200	3,060
Geron Corp. (I)	2,000	10,040
GFI Group, Inc.	2,600	14,508
Gibraltar Industries, Inc. (I)	200	2,020
Gilead Sciences, Inc. (I)	5,900	202,252
Glacier Bancorp, Inc.	1,200	17,604
Gleacher & Company, Inc. (I)	1,300	3,315
Global Cash Access Holdings, Inc. (I)	1,000	7,210
Global Industries, Ltd. (I)	2,600	11,674
Global Payments, Inc.	800	29,232
Globecomm Systems, Inc. (I)	400	3,300
GMX Resources, Inc. (I)	100	649
Golden Star Resources, Ltd. (I)	1,500	6,623
Goodrich Corp.	1,200	79,500
Goodrich Petroleum Corp. (I)	600	7,200
Google, Inc., Class A (I)	1,600	711,920
GP Strategies Corp. (I)	499	3,623
Graco, Inc.	800	22,552
GrafTech International, Ltd. (I)	1,700	24,854
Grand Canyon Education, Inc. (I)	600	14,058
Granite Construction, Inc.	500	$11,790
Graphic Packaging Holding Company (I)	5,900	18,585
Great Lakes Dredge & Dock Corp.	800	4,800
Great Plains Energy, Inc.	1,700	28,934
Great Southern Bancorp, Inc.	200	4,062
Greatbatch, Inc. (I)	300	6,693
Green Mountain Coffee Roasters, Inc. (I)(L)	1,950	50,115
Green Plains Renewable Energy, Inc. (I)	400	4,088
Greene County Bancshares, Inc. (I)	200	2,554
Greenhill & Company, Inc. (L)	300	18,339
Greif, Inc., Class A	300	16,662
Griffon Corp. (I)	653	7,222
Group 1 Automotive, Inc. (I)(L)	500	11,765
GSI Commerce, Inc. (I)	700	20,160
GSI Technology, Inc. (I)	800	4,576
GTx, Inc. (I)	600	1,830
Guess?, Inc.	700	21,868
Gulf Islands Fabrication, Inc.	100	1,552
Gulfmark Offshore, Inc., Class A (I)	400	10,480
Gulfport Energy Corp. (I)	900	10,674
Gymboree Corp. (I)	500	21,355
H&E Equipment Services, Inc. (I)	700	5,243
H&R Block, Inc.	2,100	32,949
H.B. Fuller Company	600	11,394
H.J. Heinz Company	2,100	90,762
Haemonetics Corp. (I)	400	21,408
Halliburton Company	5,800	142,390
Hallmark Financial Services, Inc. (I)	500	4,975
Halozyme Therapeutics, Inc. (I)	1,500	10,560
Hancock Holding Company	500	16,680
Hanesbrands, Inc. (I)	1,200	28,872
Hanger Orthopedic Group, Inc. (I)	700	12,572
Hanover Insurance Group, Inc.	800	34,800
Hansen Natural Corp. (I)	700	27,377
Harley-Davidson, Inc.	2,800	62,244
Harleysville Group, Inc.	600	18,618
Harman International Industries, Inc. (I)	1,100	32,879
Harmonic, Inc. (I)	1,700	9,248
Harris & Harris Group, Inc. (I)	600	2,454
Harris Corp.	1,300	54,145
Harsco Corp.	1,100	25,850
Harte-Hanks, Inc.	1,400	14,630
Hartford Financial Services Group, Inc.	4,100	90,733
Hasbro, Inc.	1,400	57,540
Haverty Furniture Companies, Inc.	300	3,687
Hawaiian Electric Industries, Inc. (L)	1,300	29,614
Hawaiian Holdings, Inc. (I)	1,000	5,170
Hawkins, Inc.	200	4,816
Haynes International, Inc.	100	3,083
HCC Insurance Holdings, Inc.	1,600	39,616
Headwaters, Inc. (I)	1,000	2,840
Health Management Associates,
Inc., Class A (I)	4,100	31,857
Health Net, Inc. (I)	2,300	56,051
Healthcare Services Group, Inc.	600	11,370
Healthsouth Corp. (I)	1,700	31,807
Healthspring, Inc. (I)	600	9,306
Healthways, Inc. (I)	600	7,152
Heartland Express, Inc.	1,100	15,972
Heartland Financial USA, Inc.	100	1,728
Heartland Payment Systems, Inc.	500	7,420
HeartWare International, Inc. (I)	200	14,014
Hecla Mining Company (I)(L)	3,200	16,704
HEICO Corp.	125	4,490
HEICO Corp., Class A	375	10,106

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Heidrick & Struggles International, Inc.	300	$6,846
Helix Energy Solutions Group, Inc. (I)	1,000	10,770
Helmerich & Payne, Inc.	1,900	69,388
Henry Schein, Inc. (I)	1,200	65,880
Hercules Offshore, Inc. (I)	900	2,187
Herley Industries, Inc. (I)	300	4,278
Herman Miller, Inc.	900	16,983
Hertz Global Holdings, Inc. (I)(L)	6,800	64,328
Hess Corp.	2,800	140,952
Hewitt Associates, Inc. (I)	1,000	34,460
Hewlett-Packard Company	16,100	696,808
Hexcel Corp. (I)	1,400	21,714
hhgregg, Inc. (I)	500	11,660
Hi-Tech Pharmacal Company, Inc. (I)	200	4,582
Hibbett Sports, Inc. (I)	400	9,584
Hill International, Inc. (I)	800	3,248
Hill-Rom Holdings, Inc.	900	27,387
Hillenbrand, Inc.	700	14,973
Hilltop Holdings, Inc. (I)	1,200	12,012
Hittite Microwave Corp. (I)	500	22,370
HMS Holdings Corp. (I)	400	21,688
HNI Corp. (L)	600	16,554
Holly Corp.	800	21,264
Hologic, Inc. (I)	3,800	52,934
Home Bancshares, Inc.	228	5,201
Home Depot, Inc.	13,104	367,829
Home Federal Bancorp, Inc.	200	2,526
Honeywell International, Inc.	4,965	193,784
Hooker Furniture Corp.	200	2,132
Horace Mann Educators Corp.	800	12,240
Hormel Foods Corp.	1,700	68,816
Hornbeck Offshore Services, Inc. (I)	600	8,760
Horsehead Holding Corp. (I)	700	5,292
Hospira, Inc. (I)	1,700	97,665
Hot Topic, Inc.	1,000	5,080
Houston Wire & Cable Company	400	4,340
Hovnanian Enterprises, Inc., Class A (I)(L)	1,200	4,416
HSN, Inc. (I)	1,020	24,480
HUB Group, Inc., Class A (I)	300	9,003
Hubbell, Inc.	600	23,814
Hudson City Bancorp, Inc.	6,600	80,784
Hudson Highland Group, Inc. (I)	200	880
Hughes Communications, Inc. (I)	400	9,732
Human Genome Sciences, Inc. (I)	1,500	33,990
Humana, Inc. (I)	2,500	114,175
Huntington Bancshares, Inc.	8,600	47,644
Huntsman Corp.	500	4,335
Huron Consulting Group, Inc. (I)	200	3,882
Hutchinson Technology, Inc. (I)	200	866
Hypercom Corp. (I)	400	1,856
IAC/InterActiveCorp (I)	1,600	35,152
IBERIABANK Corp.	400	20,592
ICF International, Inc. (I)	200	4,786
Iconix Brand Group, Inc. (I)	1,200	17,244
ICU Medical, Inc. (I)	200	6,434
ICx Technologies, Inc. (I)	700	5,110
IDACORP, Inc.	700	23,289
Idenix Pharmaceuticals, Inc. (I)	400	2,000
IDEX Corp.	1,100	31,427
IDEXX Laboratories, Inc. (I)(L)	500	30,450
iGate Corp.	650	8,333
IHS, Inc., Class A (I)	700	40,894
II-VI, Inc. (I)	400	11,852
Illinois Tool Works, Inc.	4,100	169,248
Illumina, Inc. (I)(L)	1,100	47,883
Imation Corp. (I)	600	$5,514
Immersion Corp. (I)	300	1,518
Immucor, Inc. (I)	800	15,240
Immunogen, Inc. (I)	500	4,635
Immunomedics, Inc. (I)	900	2,781
Impax Laboratories, Inc. (I)	700	13,342
Imperial Sugar Company	300	3,030
Incyte Corp. (I)	1,800	19,926
Independence Holding Company	200	1,194
Independent Bank Corp.	500	12,340
Infinera Corp. (I)	900	5,787
infoGROUP, Inc. (I)	1,400	11,172
Informatica Corp. (I)	1,200	28,656
InfoSpace, Inc. (I)	300	2,256
Ingles Markets, Inc.	100	1,505
Ingram Micro, Inc., Class A (I)	2,500	37,975
Innerworkings, Inc. (I)	1,000	6,830
Innophos Holdings, Inc.	300	7,824
Inovio Biomedical Corp. (I)	2,000	2,040
Insight Enterprises, Inc. (I)	1,000	13,160
Insituform Technologies, Inc., Class A (I)	700	14,336
Inspire Pharmaceuticals, Inc. (I)	1,400	6,986
Insteel Industries, Inc.	500	5,810
Insulet Corp. (I)	400	6,020
Integra LifeSciences Holdings Corp. (I)	300	11,100
Integrated Device Technology, Inc. (I)	2,400	11,880
Integrys Energy Group, Inc.	1,000	43,740
Intel Corp.	37,900	737,155
Inter Parfums, Inc.	200	2,846
Interactive Brokers Group, Inc., Class A (I)	400	6,640
Interactive Data Corp.	1,320	44,062
Interactive Intelligence, Inc. (I)	200	3,286
IntercontinentalExchange, Inc. (I)	800	90,424
InterDigital, Inc. (I)	600	14,814
Interface, Inc., Class A	1,200	12,888
Interline Brands, Inc. (I)	500	8,645
Intermec, Inc. (I)	1,300	13,325
InterMune, Inc. (I)	800	7,480
Internap Network Services Corp. (I)	800	3,336
International Assets Holding Corp. (I)	300	4,800
International Bancshares Corp.	1,300	21,697
International Business Machines Corp.	8,600	1,061,928
International Coal Group, Inc. (I)	1,800	6,930
International Flavors & Fragrances, Inc.	700	29,694
International Game Technology	2,400	37,680
International Paper Company	4,300	97,309
International Rectifier Corp. (I)	900	16,749
International Shipholding Corp.	200	4,426
International Speedway Corp., Class A	500	12,880
Internet Brands, Inc., Class A (I)	800	8,264
Internet Capital Group, Inc. (I)	800	6,080
Intersections, Inc. (I)	1,300	5,395
Intersil Corp., Class A	1,600	19,376
Interval Leisure Group, Inc. (I)	720	8,964
Intevac, Inc. (I)	200	2,134
Intrepid Potash, Inc. (I)(L)	1,000	19,570
Intuit, Inc. (I)	2,000	69,540
Intuitive Surgical, Inc. (I)	400	126,248
Invacare Corp.	700	14,518
inVentiv Health, Inc. (I)	400	10,240
Inverness Medical Innovations, Inc. (I)	1,200	31,992
Invesco, Ltd.	4,700	79,101
Investment Technology Group, Inc. (I)	900	14,454
Investors Bancorp, Inc. (I)	2,200	28,864
ION Geophysical Corp. (I)	1,500	5,220

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
IPC The Hospitalist Company, Inc. (I)	200	$5,020
IPG Photonics Corp. (I)	600	9,138
IRIS International, Inc. (I)	300	3,042
iRobot Corp. (I)	500	9,395
Iron Mountain, Inc.	2,575	57,835
Isilon Systems, Inc. (I)	800	10,272
Isis Pharmaceuticals, Inc. (I)(L)	1,600	15,312
Isle of Capri Casinos, Inc. (I)	600	5,556
ITC Holdings Corp.	700	37,037
Itron, Inc. (I)	600	37,092
ITT Corp.	1,200	53,904
ITT Educational Services, Inc. (I)(L)	300	24,906
Ixia (I)	800	6,872
IXYS Corp. (I)	300	2,652
J & J Snack Foods Corp.	190	7,999
J. Crew Group, Inc. (I)	1,000	36,810
J.B. Hunt Transport Services, Inc.	1,100	35,937
J.C. Penney Company, Inc.	3,200	68,736
J2 Global Communications, Inc. (I)	600	13,104
Jabil Circuit, Inc.	3,000	39,900
Jack Henry & Associates, Inc.	1,200	28,656
Jack in the Box, Inc. (I)	900	17,505
Jackson Hewitt Tax Service, Inc. (I)	100	113
Jacobs Engineering Group, Inc. (I)	1,200	43,728
Jaguar Mining, Inc.	600	5,326
Jakks Pacific, Inc. (I)	200	2,876
James River Coal Company (I)	700	11,144
Janus Capital Group, Inc.	2,400	21,312
Jarden Corp.	1,500	40,305
Jazz Pharmaceuticals, Inc. (I)	800	6,264
JDA Software Group, Inc. (I)	502	11,034
JDS Uniphase Corp. (I)	3,000	29,520
Jefferies Group, Inc.	2,400	50,592
JetBlue Airways Corp. (I)(L)	4,600	25,254
JMP Group, Inc.	400	2,476
Jo-Ann Stores, Inc. (I)	600	22,506
John Bean Technologies Corp.	343	5,231
John Wiley & Sons, Inc.	700	27,069
Johnson & Johnson	17,959	1,060,659
Johnson Controls, Inc.	6,100	163,907
Jones Apparel Group, Inc.	1,300	20,605
Jones Lang LaSalle, Inc.	700	45,948
Jos. A. Bank Clothiers, Inc. (I)	200	10,798
Journal Communications, Inc. (I)	1,100	4,367
Joy Global, Inc.	1,100	55,099
JPMorgan Chase & Company	49,179	1,800,443
Juniper Networks, Inc. (I)	4,500	102,690
K-Swiss, Inc., Class A (I)	400	4,492
K-V Pharmaceutical Company, Class A (I)	1,100	924
K12, Inc. (I)	300	6,654
Kadant, Inc. (I)	100	1,742
Kaiser Aluminum Corp.	400	13,868
Kaman Corp., Class A	200	4,424
Kansas City Southern (I)(L)	1,400	50,890
KapStone Paper and Packaging Corp. (I)	600	6,684
Kaydon Corp.	500	16,430
KB Home	1,200	13,200
KBR, Inc.	2,900	58,986
KBW, Inc. (I)	500	10,720
Kearny Financial Corp.	500	4,580
Kellogg Company	2,428	122,128
Kelly Services, Inc., Class A (I)	400	5,948
Kendle International, Inc. (I)	100	1,152
Kenexa Corp. (I)	600	7,200
Kennametal, Inc.	1,174	29,855
Kensey Nash Corp. (I)	100	$2,371
Key Energy Services, Inc. (I)	2,700	24,786
KeyCorp	7,100	54,599
Kforce, Inc. (I)	400	5,100
Kid Brands, Inc. (I)	200	1,406
Kimball International, Inc., Class B	200	1,106
Kimberly-Clark Corp.	2,800	169,764
Kindred Healthcare, Inc. (I)	600	7,704
Kinetic Concepts, Inc. (I)	900	32,859
King Pharmaceuticals, Inc. (I)	3,500	26,565
Kirby Corp. (I)	800	30,600
Kirklands, Inc. (I)	500	8,438
KLA-Tencor Corp.	1,800	50,184
Knight Capital Group, Inc., Class A (I)	1,400	19,306
Knight Transportation, Inc. (L)	1,100	22,264
Knoll, Inc.	800	10,632
Knology, Inc. (I)	800	8,744
Kodiak Oil & Gas Corp. (I)(L)	1,900	6,061
Kohl’s Corp. (I)	2,542	120,745
Kopin Corp. (I)	500	1,695
Koppers Holdings, Inc.	100	2,248
Korn/Ferry International (I)	800	11,120
Kraft Foods, Inc., Class A	19,400	543,200
Krispy Kreme Doughnuts, Inc. (I)	1,400	4,718
Kronos Worldwide, Inc. (I)	1,600	31,200
Kulicke & Soffa Industries, Inc. (I)	1,200	8,424
KVH Industries, Inc. (I)	200	2,484
L-1 Identity Solutions, Inc. (I)	1,600	13,104
L-3 Communications Holdings, Inc.	1,500	106,260
L.B. Foster Company (I)	200	5,184
La-Z-Boy, Inc. (I)	2,000	14,860
LaBarge, Inc. (I)	200	2,282
Laboratory Corp. of America Holdings (I)	1,200	90,420
Ladish Company, Inc. (I)	100	2,272
Lakeland Bancorp, Inc.	200	1,704
Lakeland Financial Corp.	200	3,996
Lam Research Corp. (I)	1,200	45,672
Lamar Advertising Company, Class A (I)	1,100	26,972
Lancaster Colony Corp.	400	21,344
Lance, Inc.	400	6,596
Landauer, Inc.	100	6,088
Landec Corp. (I)	300	1,767
Landstar System, Inc.	600	23,394
Lannett Company, Inc. (I)	600	2,742
Las Vegas Sands Corp. (I)(L)	6,100	135,054
Lattice Semiconductor Corp. (I)	2,576	11,180
Lawson Software, Inc. (I)	2,200	16,060
Layne Christensen Company (I)	400	9,708
Leap Wireless International, Inc. (I)	1,400	18,172
Leapfrog Enterprises, Inc. (I)	1,000	4,020
Learning Tree International, Inc. (I)	300	3,255
LECG Corp. (I)	400	1,040
Legacy Bancorp, Inc.	100	882
Legg Mason, Inc. (L)	2,100	58,863
Leggett & Platt, Inc.	2,200	44,132
Lender Processing Services, Inc.	800	25,048
Lennar Corp., Class A (L)	2,400	33,384
Lennar Corp., Class B	500	5,665
Lennox International, Inc.	700	29,099
Leucadia National Corp. (I)	3,400	66,334
Lexmark International, Inc., Class A (I)	1,065	35,177
LHC Group, Inc. (I)	200	5,550
Liberty Global, Inc., Series A (I)	1,900	49,381
Liberty Global, Inc., Series C (I)	1,800	46,782

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Liberty Media - Starz, Series A
(Tracking Stock) (I)	720	$37,325
Liberty Media Corp -Capital, Series A (I)	1,800	75,438
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	9,300	97,650
Life Partners Holdings, Inc.	125	2,558
Life Technologies Corp. (I)	2,200	103,950
Life Time Fitness, Inc. (I)(L)	800	25,432
LifePoint Hospitals, Inc. (I)	800	25,120
Lifeway Foods, Inc. (I)	200	1,948
Limelight Networks, Inc. (I)	2,200	9,658
Limited Brands, Inc.	3,200	70,624
Lincare Holdings, Inc. (L)	1,350	43,889
Lincoln Educational Services Corp. (I)	400	8,236
Lincoln Electric Holdings, Inc.	600	30,594
Lincoln National Corp.	4,100	99,589
Lindsay Corp.	100	3,169
Linear Technology Corp.	1,959	54,480
Lionbridge Technologies, Inc. (I)	600	2,742
Liquidity Services, Inc. (I)	200	2,592
Littelfuse, Inc. (I)	500	15,805
Live Nation Entertainment, Inc. (I)	2,176	22,739
Liz Claiborne, Inc. (I)(L)	2,400	10,128
LKQ Corp. (I)	1,800	34,704
Lockheed Martin Corp.	2,500	186,250
Loews Corp.	4,565	152,060
LoopNet, Inc. (I)	700	8,631
Loral Space & Communications, Inc. (I)	500	21,360
Lorillard, Inc.	1,100	79,178
Louisiana-Pacific Corp. (I)	1,900	12,711
Lowe’s Companies, Inc.	13,000	265,460
LSB Industries, Inc. (I)	200	2,662
LSI Corp. (I)	6,583	30,282
LSI Industries, Inc.	300	1,464
LTX-Credence Corp. (I)	1,300	3,679
Lubrizol Corp.	600	48,186
Luby’s, Inc. (I)	139	535
Lufkin Industries, Inc.	400	15,596
Lumber Liquidators Holdings, Inc. (I)	300	6,999
Luminex Corp. (I)	400	6,488
M&F Worldwide Corp. (I)	300	8,130
M&T Bank Corp.	1,634	138,808
M/I Homes, Inc. (I)	300	2,892
Mac-Gray Corp.	400	4,456
Macy’s, Inc.	6,100	109,190
Madison Square Garden, Inc., Class A (I)	525	10,327
Magellan Health Services, Inc. (I)	500	18,160
Maidenform Brands, Inc. (I)	400	8,144
MainSource Financial Group, Inc.	700	5,019
MAKO Surgical Corp. (I)	700	8,715
Manhattan Associates, Inc. (I)	400	11,020
Mannatech, Inc. (I)	400	796
Mannkind Corp. (I)(L)	1,400	8,946
Manpower, Inc.	1,227	52,982
ManTech International Corp. (I)	300	12,771
MAP Pharmaceuticals, Inc. (I)	500	6,560
Marathon Oil Corp.	7,200	223,848
Marchex, Inc., Class B	200	770
Marcus Corp.	300	2,838
MarineMax, Inc. (I)	300	2,082
Mariner Energy, Inc. (I)	700	15,036
Markel Corp. (I)	100	34,000
MarketAxess Holdings, Inc.	300	4,137
Marlin Business Services Corp. (I)	800	9,672
Marriott International, Inc., Class A	2,429	72,724
Marsh & McLennan Companies, Inc.	4,400	$99,220
Marshall & Ilsley Corp.	6,300	45,234
Martek Biosciences Corp. (I)	500	11,855
Marten Transport, Ltd. (I)	400	8,312
Martin Marietta Materials, Inc. (L)	500	42,405
Masco Corp.	4,400	47,344
Masimo Corp.	700	16,667
Massey Energy Company	1,500	41,025
MasTec, Inc. (I)	600	5,640
Mastech Holdings, Inc. (I)	13	40
MasterCard, Inc., Class A	800	159,624
Matrix Service Company (I)	500	4,655
Mattel, Inc.	3,500	74,060
Matthews International Corp., Class A	400	11,712
Mattson Technology, Inc. (I)	1,300	4,927
Maxim Integrated Products, Inc.	4,100	68,593
MAXIMUS, Inc.	200	11,574
Maxwell Technologies, Inc. (I)(L)	400	4,560
Maxygen, Inc. (I)	300	1,659
MB Financial, Inc.	900	16,551
MBIA, Inc. (I)(L)	3,800	21,318
McAfee, Inc. (I)	1,600	49,152
McClatchy Company, Class A (I)	800	2,912
McCormick & Company, Inc.	1,200	45,552
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	222	1,656
McDermott International, Inc. (I)	2,400	51,984
McDonald’s Corp.	6,900	454,503
MCG Capital Corp.	2,100	10,143
McGrath Rentcorp	500	11,390
McKesson Corp.	2,400	161,184
McMoRan Exploration Company (I)	1,000	11,110
MDC Holdings, Inc.	700	18,865
MDU Resources Group, Inc.	1,600	28,848
Mead Johnson Nutrition Company	1,500	75,180
Meadowbrook Insurance Group, Inc.	1,100	9,493
MeadWestvaco Corp.	2,915	64,713
Measurement Specialties, Inc. (I)	300	4,110
Medallion Financial Corp.	300	1,980
MedAssets, Inc. (I)	500	11,540
MedCath Corp. (I)	500	3,930
Medco Health Solutions, Inc. (I)	3,200	176,256
Media General, Inc., Class A (I)	500	4,880
Medical Action Industries, Inc. (I)	500	5,995
Medicis Pharmaceutical Corp., Class A	600	13,128
Medifast, Inc. (I)(L)	400	10,364
Medivation, Inc. (I)	500	4,420
MEDNAX, Inc. (I)	700	38,927
MedQuist, Inc.	432	3,417
Medtronic, Inc.	7,244	262,740
MEMC Electronic Materials, Inc. (I)	2,874	28,395
Mentor Graphics Corp. (I)	2,200	19,470
Merck & Company, Inc.	17,204	601,624
Mercury Computer Systems, Inc. (I)	500	5,865
Mercury General Corp.	800	33,152
Meredith Corp.	500	15,565
Merge Healthcare, Inc. (I)	1,400	4,102
Meridian Bioscience, Inc.	500	8,500
Merit Medical Systems, Inc. (I)	300	4,821
Meritage Homes Corp. (I)	400	6,512
Met-Pro Corp.	200	2,152
Metabolix, Inc. (I)	400	5,724
Metalico, Inc. (I)	1,100	4,378
Methode Electronics, Inc.	400	3,896
MetLife, Inc.	9,000	339,840

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Metro Bancorp, Inc. (I)	400	$4,936
MetroPCS Communications, Inc. (I)	4,500	36,855
Mettler-Toledo International, Inc. (I)	300	33,489
MF Global Holdings, Ltd. (I)	2,000	11,420
MGE Energy, Inc.	300	10,812
MGIC Investment Corp. (I)	1,700	11,713
MGM Resorts International (I)(L)	3,900	37,596
Michael Baker Corp. (I)	100	3,490
Micrel, Inc.	1,100	11,198
Microchip Technology, Inc.	2,000	55,480
Micromet, Inc. (I)	800	4,992
Micron Technology, Inc. (I)	12,200	103,578
MICROS Systems, Inc. (I)	1,100	35,057
Microsemi Corp. (I)	900	13,167
Microsoft Corp.	58,608	1,348,570
MicroStrategy, Inc., Class A (I)	100	7,509
Microvision, Inc. (I)(L)	1,600	4,736
Micrus Endovascular Corp. (I)	300	6,237
Midas, Inc. (I)	200	1,534
Middleby Corp. (I)	200	10,638
Middlesex Water Company	200	3,170
Miller Industries, Inc.	300	4,041
Millipore Corp. (I)	500	53,325
Mindspeed Technologies, Inc. (I)	400	2,996
Mine Safety Appliances Company	400	9,912
Minerals Technologies, Inc.	400	19,016
MIPS Technologies, Inc., Class A (I)	500	2,555
Mirant Corp. (I)	2,200	23,232
MKS Instruments, Inc. (I)	600	11,232
Mobile Mini, Inc. (I)	800	13,024
Modine Manufacturing Company (I)	1,300	9,984
ModusLink Global Solutions, Inc. (I)	200	1,206
Mohawk Industries, Inc. (I)	1,200	54,912
Molex, Inc., Class A	1,000	15,450
Molina Healthcare, Inc. (I)	600	17,280
Molson Coors Brewing Company	1,400	59,304
Momenta Pharmaceuticals, Inc. (I)	200	2,452
Monarch Casino & Resort, Inc. (I)	200	2,026
MoneyGram International, Inc. (I)	1,400	3,430
Monolithic Power Systems, Inc. (I)	300	5,358
Monotype Imaging Holdings, Inc. (I)	600	5,406
Monro Muffler Brake, Inc.	200	7,906
Monsanto Company	4,300	198,746
Monster Worldwide, Inc. (I)	1,600	18,640
Moody’s Corp.	2,000	39,840
Moog, Inc., Class A (I)	800	25,784
Morgan Stanley	11,361	263,689
Morningstar, Inc. (I)(L)	600	25,512
Motorola, Inc. (I)	19,200	125,184
Movado Group, Inc. (I)(L)	300	3,204
Move, Inc. (I)	2,500	5,125
MSC Industrial Direct Company, Inc., Class A	500	25,330
MSCI, Inc. (I)	1,226	33,592
MTS Systems Corp.	200	5,800
Mueller Industries, Inc.	800	19,680
Mueller Water Products, Inc.	1,800	6,678
Multi-Color Corp.	100	1,024
Multi-Fineline Electronix, Inc. (I)	300	7,488
Multimedia Games, Inc. (I)	1,200	5,400
Murphy Oil Corp.	1,700	84,235
MWI Veterinary Supply, Inc. (I)	100	5,026
Myers Industries, Inc.	300	2,427
Mylan, Inc. (I)(L)	4,200	71,568
Myriad Genetics, Inc. (I)	1,200	17,940
Myriad Pharmaceuticals, Inc. (I)	250	940
Nabi Biopharmaceuticals (I)	400	$2,176
NACCO Industries, Inc., Class A	100	8,876
Nalco Holding Company	1,300	26,598
Nanometrics, Inc. (I)	400	4,036
Nara Bancorp, Inc. (I)	700	5,901
Nash Finch Company	200	6,832
National Beverage Corp.	651	7,994
National CineMedia, Inc.	700	11,662
National Financial Partners Corp. (I)	900	8,793
National Fuel Gas Company	600	27,528
National Healthcare Corp.	100	3,446
National Instruments Corp.	1,100	34,958
National Interstate Corp.	200	3,964
National Oilwell Varco, Inc.	4,700	155,429
National Penn Bancshares, Inc.	1,500	9,015
National Presto Industries, Inc.	100	9,286
National Semiconductor Corp. (L)	2,000	26,920
Natural Gas Services Group, Inc. (I)	100	1,513
Natus Medical, Inc. (I)	500	8,145
Navigant Consulting Company (I)	1,000	10,380
Navistar International Corp. (I)	1,000	49,200
NBT Bancorp, Inc.	300	6,126
NBTY, Inc. (I)	900	30,609
NCI Building Systems, Inc. (I)	500	4,185
NCR Corp. (I)	2,200	26,664
Neenah Paper, Inc.	500	9,150
Nektar Therapeutics (I)	1,000	12,100
Nelnet, Inc., Class A	800	15,424
Neogen Corp. (I)	150	3,908
NetApp, Inc. (I)	2,300	85,813
Netezza Corp. (I)	700	9,576
NetFlix, Inc. (I)	500	54,325
NETGEAR, Inc. (I)	500	8,920
Netlogic Microsystems, Inc. (I)(L)	800	21,760
Netscout Systems, Inc. (I)	600	8,532
NetSuite, Inc. (I)	700	8,848
Network Equipment Technologies, Inc. (I)	700	2,443
Neurocrine Biosciences, Inc. (I)	1,600	8,960
NeurogesX, Inc. (I)	340	2,254
NeuStar, Inc., Class A (I)	975	20,105
Neutral Tandem, Inc. (I)	300	3,375
New Jersey Resources Corp.	600	21,120
New York & Company, Inc. (I)	200	458
New York Community Bancorp, Inc. (L)	5,100	77,877
NewAlliance Bancshares, Inc.	2,200	24,662
Newell Rubbermaid, Inc.	3,900	57,096
Newfield Exploration Company (I)	1,900	92,834
NewMarket Corp.	300	26,196
Newmont Mining Corp.	3,000	185,220
Newpark Resources, Inc. (I)	1,011	6,117
News Corp., Class A	15,100	180,596
News Corp., Class B	7,300	101,105
NewStar Financial, Inc. (I)	1,100	6,996
Nextera Energy, Inc.	2,900	141,404
NIC, Inc.	800	5,128
Nicor, Inc.	500	20,250
NII Holdings, Inc. (I)	2,300	74,796
NIKE, Inc., Class B	2,700	182,385
NiSource, Inc.	2,500	36,250
NL Industries, Inc.	400	2,440
Noble Corp. (I)	500	15,455
Noble Energy, Inc.	1,500	90,495
Nordson Corp.	400	22,432
Nordstrom, Inc. (L)	1,900	61,161
Norfolk Southern Corp.	3,828	203,075

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Northeast Utilities	1,500	$38,220
Northern Oil and Gas, Inc. (I)	142	1,823
Northern Trust Corp.	2,200	102,740
Northfield Bancorp, Inc.	900	11,682
Northrop Grumman Corp.	2,800	152,432
Northwest Bancshares, Inc.	2,025	23,227
Northwest Natural Gas Company	400	17,428
Northwest Pipe Company (I)	200	3,800
NorthWestern Corp.	600	15,720
Novatel Wireless, Inc. (I)	600	3,444
Novavax, Inc. (I)(L)	1,200	2,604
Novell, Inc. (I)	5,700	32,376
Novellus Systems, Inc. (I)	1,400	35,504
NPS Pharmaceuticals, Inc. (I)	400	2,576
NRG Energy, Inc. (I)	3,511	74,468
NSTAR	800	28,000
NTELOS Holdings Corp.	400	6,880
Nu Skin Enterprises, Inc., Class A	700	17,451
Nuance Communications, Inc. (I)	4,100	61,295
Nucor Corp.	2,700	103,356
NutriSystem, Inc.	300	6,882
NuVasive, Inc. (I)(L)	500	17,730
NV Energy, Inc.	3,000	35,430
NVIDIA Corp. (I)	5,400	55,134
NVR, Inc. (I)	100	65,503
NxStage Medical, Inc. (I)	900	13,356
NYSE Euronext	3,700	102,231
O’Reilly Automotive, Inc. (I)(L)	1,800	85,608
Obagi Medical Products, Inc. (I)	300	3,546
Occidental Petroleum Corp.	6,100	470,615
Oceaneering International, Inc. (I)	500	22,450
OceanFirst Financial Corp.	200	2,414
Ocwen Financial Corp. (I)	1,800	18,342
Odyssey HealthCare, Inc. (I)	600	16,032
Office Depot, Inc. (I)	5,200	21,008
OfficeMax, Inc. (I)	1,000	13,060
OGE Energy Corp.	900	32,904
Oil States International, Inc. (I)	900	35,622
Old Dominion Freight Lines, Inc. (I)	600	21,084
Old National Bancorp	1,100	11,396
Old Republic International Corp.	3,500	42,455
Old Second Bancorp, Inc. (L)	200	400
Olin Corp.	1,500	27,135
Olympic Steel, Inc.	100	2,297
OM Group, Inc. (I)	600	14,316
Omega Flex, Inc.	100	1,458
Omnicare, Inc.	1,800	42,660
Omnicell, Inc. (I)	600	7,014
Omnicom Group, Inc.	2,065	70,830
OmniVision Technologies, Inc. (I)	1,100	23,584
Omnova Solutions, Inc. (I)	1,200	9,372
On Assignment, Inc. (I)	600	3,018
ON Semiconductor Corp. (I)	4,400	28,072
OncoGenex Pharmaceutical, Inc. (I)	100	1,345
OneBeacon Insurance Group, Ltd.	300	4,296
Oneok, Inc.	900	38,925
Online Resources Corp. (I)	800	3,320
Onyx Pharmaceuticals, Inc. (I)	700	15,113
OpenTable, Inc. (I)	300	12,441
Openwave Systems, Inc. (I)	1,800	3,654
Opko Health, Inc. (I)	1,900	4,294
Oplink Communications, Inc. (I)	300	4,299
Opnet Technologies, Inc.	445	6,537
Optimer Pharmaceuticals, Inc. (I)	600	5,562
optionsXpress Holdings, Inc. (I)	900	14,166
Oracle Corp.	31,754	$681,441
OraSure Technologies, Inc. (I)	600	2,778
Orbital Sciences Corp., Class A (I)	900	14,193
Orbitz Worldwide, Inc. (I)	700	2,667
Orexigen Therapeutics, Inc. (I)	600	2,520
Orion Marine Group, Inc. (I)	300	4,260
Oritani Financial Corp.	735	7,350
Ormat Technologies, Inc.	600	16,974
Orthovita, Inc. (I)	600	1,218
Oshkosh Corp. (I)	1,300	40,508
OSI Systems, Inc. (I)	400	11,108
Osiris Therapeutics, Inc. (I)	500	2,905
Osteotech, Inc. (I)	400	1,268
Otter Tail Corp.	600	11,598
Outdoor Channel Holdings, Inc. (I)	300	1,401
Overhill Farms, Inc. (I)	1,000	5,890
Overseas Shipholding Group, Inc. (L)	500	18,520
Overstock.com, Inc. (I)	200	3,614
Owens & Minor, Inc.	750	21,285
Owens Corning, Inc. (I)	1,620	48,454
Owens-Illinois, Inc. (I)	1,800	47,610
Oxford Industries, Inc.	100	2,093
P.F. Chang’s China Bistro, Inc.	300	11,895
P.H. Glatfelter Company	800	8,680
PACCAR, Inc.	2,556	101,908
Pacer International, Inc. (I)	200	1,398
Pacific Capital Bancorp (I)(L)	1,400	1,008
Pacific Continental Corp.	400	3,788
Pacific Sunwear of California, Inc. (I)	400	1,280
Packaging Corp. of America	1,400	30,828
Pactiv Corp. (I)	1,140	31,749
PacWest Bancorp (L)	500	9,155
PAETEC Holding Corp. (I)	3,400	11,594
Pain Therapeutics, Inc. (I)	900	5,004
Pall Corp.	1,100	37,807
Palm, Inc. (I)	2,500	14,225
Palomar Medical Technologies, Inc. (I)	100	1,119
Panera Bread Company (I)	400	30,116
Panhandle Oil and Gas, Inc.	100	2,643
Papa John’s International, Inc. (I)	500	11,560
Par Pharmaceutical Companies, Inc. (I)	900	23,364
PAR Technology Corp. (I)	300	1,542
Parametric Technology Corp. (I)	1,500	23,505
Parexel International Corp. (I)	1,100	23,848
Park Electrochemical Corp.	400	9,764
Park National Corp.	300	19,512
Parker Drilling Company (I)	2,500	9,875
Parker Hannifin Corp.	2,300	127,558
Patriot Coal Corp. (I)	1,400	16,450
Patterson Companies, Inc.	1,600	45,648
Patterson-UTI Energy, Inc.	2,600	33,462
Paychex, Inc.	2,465	64,016
PDI, Inc. (I)	300	2,484
PDL BioPharma, Inc.	1,900	10,678
Peabody Energy Corp.	1,700	66,521
Peet’s Coffee & Tea, Inc. (I)	100	3,927
Pegasystems, Inc.	500	16,055
Penford Corp. (I)	100	648
Penn National Gaming, Inc. (I)	1,200	27,720
Penn Virginia Corp.	500	10,055
Pennichuck Corp.	200	4,406
Penske Auto Group, Inc. (I)	1,200	13,632
Penson Worldwide, Inc. (I)	200	1,128
Pentair, Inc.	1,400	45,080
People’s United Financial, Inc.	5,600	75,600

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Peoples Bancorp, Inc.	100	$1,450
PEP Boys - Manny, Moe & Jack	1,100	9,746
Pepco Holdings, Inc.	1,500	23,520
PepsiCo, Inc.	11,318	689,832
Perficient, Inc. (I)	500	4,455
Pericom Semiconductor Corp. (I)	400	3,840
PerkinElmer, Inc.	1,600	33,072
Perrigo Company	1,000	59,070
Perry Ellis International, Inc. (I)	200	4,040
PetMed Express, Inc.	300	5,340
Petrohawk Energy Corp. (I)	3,000	50,910
Petroleum Development Corp. (I)	400	10,248
Petroquest Energy, Inc. (I)	1,000	6,760
PetSmart, Inc.	1,300	39,221
Pfizer, Inc.	53,407	761,584
PG&E Corp.	2,565	105,422
PGT, Inc. (I)	400	1,028
Pharmaceutical Product Development, Inc.	1,500	38,115
Pharmasset, Inc. (I)	300	8,202
PharMerica Corp. (I)	600	8,796
Phase Forward, Inc. (I)	400	6,672
PHH Corp. (I)	900	17,136
Philip Morris International, Inc.	12,407	568,737
Phillips-Van Heusen Corp.	700	32,389
Photronics, Inc. (I)	1,000	4,520
PICO Holdings, Inc. (I)	500	14,985
Piedmont Natural Gas Company, Inc.	900	22,770
Pier 1 Imports, Inc. (I)	1,000	6,410
Pike Electric Corp. (I)	500	4,710
Pinnacle Entertainment, Inc. (I)	1,500	14,190
Pinnacle Financial Partners, Inc. (I)	500	6,425
Pinnacle West Capital Corp.	900	32,724
Pioneer Drilling Company (I)	300	1,701
Pioneer Natural Resources Company	1,900	112,955
Piper Jaffray Companies, Inc. (I)	200	6,444
Pitney Bowes, Inc.	1,800	39,528
Plains Exploration & Production Company (I)	1,900	39,159
Plantronics, Inc.	900	25,740
Plexus Corp. (I)	500	13,370
PMA Capital Corp., Class A (I)	600	3,930
PMC-Sierra, Inc. (I)	3,400	25,568
PMFG, Inc. (I)	100	1,515
PNC Financial Services Group, Inc.	5,200	293,800
PNM Resources, Inc.	1,200	13,416
Polaris Industries, Inc. (L)	500	27,310
Polo Ralph Lauren Corp.	800	58,368
Polycom, Inc. (I)	1,100	32,769
PolyOne Corp. (I)	1,200	10,104
Polypore International, Inc. (I)	800	18,192
Poniard Pharmaceuticals, Inc. (I)	500	300
Pool Corp. (L)	700	15,344
Portfolio Recovery Associates, Inc. (I)	200	13,356
Portland General Electric Company	1,100	20,163
Powell Industries, Inc. (I)	100	2,734
Power Integrations, Inc.	400	12,878
Power-One, Inc. (I)	1,200	8,100
PPG Industries, Inc.	1,300	78,533
PPL Corp.	2,665	66,492
Praxair, Inc.	2,000	151,980
Pre-Paid Legal Services, Inc. (I)	100	4,549
Precision Castparts Corp.	1,200	123,504
Premiere Global Services, Inc. (I)	1,100	6,974
Presidential Life Corp.	300	2,730
Prestige Brands Holdings, Inc. (I)	1,300	9,204
priceline.com, Inc. (I)	300	52,962
Pricesmart, Inc.	500	$11,615
Pride International, Inc. (I)	3,000	67,020
Principal Financial Group, Inc.	3,300	77,352
PrivateBancorp, Inc.	900	9,972
ProAssurance Corp. (I)	500	28,380
Progenics Pharmaceuticals, Inc. (I)	200	1,096
Progress Energy, Inc.	1,900	74,518
Progress Software Corp. (I)	500	15,015
PROS Holdings, Inc. (I)	700	4,550
Prosperity Bancshares, Inc.	700	24,325
Protective Life Corp.	900	19,251
Provident Financial Services, Inc. (L)	700	8,183
Provident New York Bancorp	300	2,655
Prudential Financial, Inc.	5,100	273,666
PSS World Medical, Inc. (I)	900	19,035
Psychiatric Solutions, Inc. (I)	800	26,176
Public Service Enterprise Group, Inc.	4,200	131,586
Pulte Group, Inc. (I)	5,100	42,228
QLogic Corp. (I)	1,700	28,254
Quaker Chemical Corp.	100	2,709
QUALCOMM, Inc.	10,500	344,820
Quality Systems, Inc.	400	23,196
Quanta Services, Inc. (I)	2,800	57,820
Quantum Corp. (I)	2,200	4,136
Quest Diagnostics, Inc.	1,200	59,724
Quest Software, Inc. (I)	1,300	23,452
Questar Corp.	2,500	113,725
Questcor Pharmaceuticals, Inc. (I)	500	5,105
Quicksilver Resources, Inc. (I)	2,800	30,800
Quidel Corp. (I)	400	5,076
Quiksilver, Inc. (I)	800	2,960
Qwest Communications International, Inc. (L)	15,100	79,275
R.R. Donnelley & Sons Company	2,600	42,562
Rackspace Hosting, Inc. (I)	600	11,004
Radian Group, Inc.	900	6,516
Radiant Systems, Inc. (I)	300	4,338
RadioShack Corp.	1,730	33,752
RadiSys Corp. (I)	200	1,904
Ralcorp Holdings, Inc. (I)	800	43,840
Rambus, Inc. (I)	1,700	29,784
Range Resources Corp.	1,100	44,165
Raven Industries, Inc.	300	10,113
Raymond James Financial, Inc. (L)	1,800	44,442
Raytheon Company	3,200	154,848
RBC Bearings, Inc. (I)	300	8,697
RC2 Corp. (I)	400	6,444
RCN Corp. (I)	700	10,367
RealNetworks, Inc. (I)	2,800	9,240
Red Hat, Inc. (I)	1,585	45,870
Red Robin Gourmet Burgers, Inc. (I)	400	6,864
Regal Entertainment Group	1,700	22,168
Regal-Beloit Corp.	600	33,468
Regeneron Pharmaceuticals, Inc. (I)	1,100	24,552
Regions Financial Corp.	14,200	93,436
Regis Corp.	1,100	17,127
RehabCare Group, Inc. (I)	300	6,534
Reinsurance Group of America, Inc.	1,100	50,281
Reliance Steel & Aluminum Company	1,300	46,995
Renaissance Learning, Inc.	300	4,407
Renasant Corp.	200	2,870
Rent-A-Center, Inc. (I)	800	16,208
Rentrak Corp. (I)	200	4,866
Republic Bancorp, Inc., Class A	300	6,720
Republic First Bancorp, Inc. (I)	700	1,365
Republic Services, Inc.	3,305	98,258

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Res-Care, Inc. (I)	700	$6,762
ResMed, Inc. (I)	800	48,648
Resource America, Inc.	565	2,175
Resources Connection, Inc. (I)	700	9,520
Retail Ventures, Inc. (I)	2,500	19,550
Revlon, Inc. (I)	600	6,696
Reynolds American, Inc.	2,400	125,088
RF Micro Devices, Inc. (I)	3,400	13,294
RG Barry Corp.	800	8,824
Richardson Electronics, Ltd.	300	2,700
Rigel Pharmaceuticals, Inc. (I)	800	5,760
RightNow Technologies, Inc. (I)	600	9,414
Rimage Corp. (I)	200	3,166
Riverbed Technology, Inc. (I)	900	24,858
RLI Corp.	400	21,004
Robbins & Myers, Inc.	600	13,044
Robert Half International, Inc. (L)	1,200	28,260
Rock-Tenn Company, Class A	600	29,802
Rockville Financial, Inc.	200	2,382
Rockwell Automation, Inc.	1,400	68,726
Rockwell Collins, Inc.	1,265	67,209
Rockwood Holdings, Inc. (I)	900	20,421
Rodman & Renshaw Capital Group, Inc. (I)	1,000	2,860
Rofin-Sinar Technologies, Inc. (I)	600	12,492
Rogers Corp. (I)	300	8,331
Rollins, Inc.	1,300	26,897
Roma Financial Corp.	200	2,172
Roper Industries, Inc.	1,200	67,152
Rosetta Resources, Inc. (I)	700	13,867
Rosetta Stone, Inc. (I)	300	6,888
Ross Stores, Inc.	1,100	58,619
Rovi Corp. (I)	1,500	56,865
Rowan Companies, Inc. (I)	1,700	37,298
Royal Caribbean Cruises, Ltd. (I)(L)	3,900	88,803
Royal Gold, Inc.	300	14,400
RPC, Inc. (L)	1,400	19,110
RPM International, Inc.	1,700	30,328
RRI Energy, Inc. (I)	5,820	22,058
RSC Holdings, Inc. (I)	1,400	8,638
RTI Biologics, Inc. (I)	1,400	4,102
RTI International Metals, Inc. (I)	400	9,644
Rubicon Technology, Inc. (I)(L)	400	11,916
Ruby Tuesday, Inc. (I)	1,200	10,200
Ruddick Corp.	700	21,693
Rudolph Technologies, Inc. (I)	600	4,530
Rush Enterprises, Inc., Class A (I)	500	6,680
Ryder Systems, Inc.	800	32,184
Ryland Group, Inc.	900	14,238
S&T Bancorp, Inc.	400	7,904
S.Y. Bancorp, Inc.	100	2,298
S1 Corp. (I)	700	4,207
Saba Software, Inc. (I)	800	4,120
Safeguard Scientifics, Inc. (I)	400	4,224
Safety Insurance Group, Inc.	200	7,404
Safeway, Inc.	5,200	102,232
SAIC, Inc. (I)	2,075	34,736
Saks, Inc. (I)(L)	2,500	18,975
Salesforce.com, Inc. (I)	1,100	94,402
Salix Pharmaceuticals, Ltd. (I)	700	27,321
Sally Beauty Holdings, Inc. (I)	2,200	18,040
Sanders Morris Harris Group, Inc.	900	4,995
Sanderson Farms, Inc.	400	20,296
SanDisk Corp. (I)	3,300	138,831
SandRidge Energy, Inc. (I)(L)	3,000	17,490
Sandy Spring Bancorp, Inc.	300	4,203
Sangamo Biosciences, Inc. (I)	700	$2,597
Santarus, Inc. (I)	1,300	3,224
Sapient Corp.	1,600	16,224
Sara Lee Corp.	6,900	97,290
Sauer-Danfoss, Inc. (I)	300	3,666
Savient Pharmaceuticals, Inc. (I)	700	8,820
SAVVIS, Inc. (I)	1,000	14,750
SBA Communications Corp., Class A (I)	1,000	34,010
SCANA Corp.	1,000	35,760
Scansource, Inc. (I)	600	14,958
SCBT Financial Corp.	100	3,522
Schawk, Inc., Class A	500	7,475
Schlumberger, Ltd.	8,300	459,322
Schnitzer Steel Industries, Inc.	400	15,680
School Specialty, Inc. (I)	200	3,614
Schweitzer-Mauduit International, Inc.	300	15,135
Scientific Games Corp. (I)	1,200	11,040
Scripps Networks Interactive, Inc., Class A	1,100	44,374
SeaBright Holdings, Inc.	200	1,896
Seachange International, Inc. (I)	300	2,469
SEACOR Holdings, Inc. (I)	300	21,198
Seahawk Drilling, Inc. (I)	213	2,070
Sealed Air Corp.	2,200	43,384
Sealy Corp. (I)	1,200	3,204
Sears Holdings Corp. (I)(L)	1,100	71,115
Seattle Genetics, Inc. (I)	1,400	16,786
SEI Investments Company	1,800	36,648
Select Comfort Corp. (I)	800	7,000
Selective Insurance Group, Inc.	800	11,888
Sempra Energy	1,600	74,864
Semtech Corp. (I)	800	13,096
Seneca Foods Corp., Class A (I)	200	6,452
Sensient Technologies Corp.	900	23,337
Sequenom, Inc. (I)	800	4,728
Service Corp. International	3,200	23,680
SFN Group, Inc. (I)	800	4,368
Shenandoah Telecommunications Company	200	3,548
Shoe Carnival, Inc. (I)	300	6,153
Shuffle Master, Inc. (I)	1,100	8,811
Shutterfly, Inc. (I)	200	4,792
Sierra Bancorp	100	1,150
Sigma Designs, Inc. (I)(L)	900	9,009
Sigma-Aldrich Corp.	1,100	54,813
Signature Bank (I)	700	26,607
Silgan Holdings, Inc.	1,200	34,056
Silicon Graphics International Corp. (I)	600	4,248
Silicon Image, Inc. (I)	400	1,404
Silicon Laboratories, Inc. (I)	700	28,392
Simmons First National Corp., Class A	200	5,252
Simpson Manufacturing Company, Inc.	1,000	24,550
Sinclair Broadcast Group, Inc., Class A (I)	1,000	5,830
Sirona Dental Systems, Inc. (I)	800	27,872
SJW Corp.	300	7,032
Skechers U.S.A., Inc., Class A (I)	400	14,608
Skilled Healthcare Group, Inc. (I)	300	2,037
Skyline Corp.	100	1,801
Skywest, Inc.	1,200	14,664
Skyworks Solutions, Inc. (I)(L)	3,000	50,370
SLM Corp. (I)	5,900	61,301
SM Energy Company	700	28,112
Smart Balance, Inc. (I)	1,172	4,793
Smart Modular Technologies (WWH), Inc. (I)	1,100	6,435
Smith & Wesson Holding Corp. (I)(L)	1,700	6,953
Smith International, Inc.	3,200	120,480
Smith Micro Software, Inc. (I)	300	2,853

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Smithfield Foods, Inc. (I)	2,500	$37,250
Snap-On, Inc.	900	36,819
Solera Holdings, Inc.	1,000	36,200
Somanetics Corp. (I)	300	7,485
Sonic Corp. (I)	600	4,650
Sonic Solutions (I)	500	4,175
SonicWALL, Inc. (I)	500	5,875
Sonoco Products Company	1,300	39,624
SonoSite, Inc. (I)	300	8,133
Sotheby’s	800	18,296
Sourcefire, Inc. (I)	200	3,800
South Jersey Industries, Inc.	300	12,888
Southern Company	5,665	188,531
Southern Copper Corp. (L)	5,800	153,932
Southern Union Company	1,700	37,162
Southside Bancshares, Inc.	110	2,160
Southwest Airlines Company	8,400	93,324
Southwest Bancorp, Inc.	200	2,658
Southwest Gas Corp.	600	17,700
Southwest Water Company	200	2,096
Southwestern Energy Company (I)	2,300	88,872
Spartan Stores, Inc.	200	2,744
Spartech Corp. (I)	400	4,100
Spectra Energy Corp. (L)	4,200	84,294
Spectranetics Corp. (I)	700	3,626
Spectrum Pharmaceuticals, Inc. (I)(L)	1,100	4,312
Speedway Motorsports, Inc.	700	9,492
Spirit Aerosystems Holdings, Inc. (I)	1,400	26,684
Sprint Nextel Corp. (I)	28,700	121,688
SPX Corp.	800	42,248
SRA International, Inc., Class A (I)	700	13,769
St. Jude Medical, Inc. (I)	2,290	82,646
Stage Stores, Inc.	500	5,340
StanCorp Financial Group, Inc.	800	32,432
Standard Microsystems Corp. (I)	300	6,984
Standard Motor Products, Inc.	500	4,035
Standard Pacific Corp. (I)	2,300	7,659
Standard Parking Corp. (I)	200	3,166
Standard Register Company	200	628
Standex International Corp.	300	7,605
Stanley Black & Decker, Inc.	2,156	108,921
Stanley, Inc. (I)	200	7,476
Staples, Inc.	4,689	89,325
Starbucks Corp.	4,800	116,640
Starwood Hotels & Resorts Worldwide, Inc.	1,700	70,431
State Auto Financial Corp.	900	13,959
State Bancorp, Inc.	200	1,900
State Street Corp.	3,500	118,370
STEC, Inc. (I)	700	8,792
Steel Dynamics, Inc.	3,000	39,570
Steelcase, Inc., Class A	500	3,875
Stein Mart, Inc. (I)	700	4,361
Steinway Musical Instruments, Inc. (I)	100	1,779
StellarOne Corp.	200	2,554
Stepan Company	100	6,843
Stericycle, Inc. (I)	500	32,790
STERIS Corp.	844	26,232
Sterling Bancorp	200	1,800
Sterling Bancshares, Inc.	1,900	8,949
Sterling Construction Company, Inc. (I)	300	3,882
Sterling Financial Corp. (I)	300	165
Steven Madden, Ltd. (I)	300	9,456
Stewart Enterprises, Inc., Class A	1,600	8,656
Stewart Information Services Corp.	200	1,804
Stifel Financial Corp. (I)	350	15,187
Stillwater Mining Company (I)	1,800	$20,916
Stone Energy Corp. (I)	200	2,232
Stoneridge, Inc. (I)	200	1,518
Stratasys, Inc. (I)	200	4,912
Strayer Education, Inc.	100	20,789
Stryker Corp.	2,828	141,570
Sturm Ruger & Company, Inc.	300	4,299
SuccessFactors, Inc. (I)	1,000	20,790
Suffolk Bancorp	100	3,094
Sun Bancorp, Inc. (I)	315	1,184
Sun Healthcare Group, Inc. (I)	900	7,272
Sun Hydraulics, Inc.	300	7,038
Sunoco, Inc.	1,600	55,632
SunPower Corp., Class A (I)	200	2,420
SunPower Corp., Class B (I)	709	7,657
Sunrise Senior Living, Inc. (I)	300	834
SunTrust Banks, Inc.	5,500	128,150
Super Micro Computer, Inc. (I)	700	9,450
Superior Energy Services, Inc. (I)	1,400	26,138
Superior Industries International, Inc.	500	6,720
Superior Well Services, Inc. (I)(L)	600	10,032
Supertex, Inc. (I)	100	2,466
SUPERVALU, Inc.	2,900	31,436
Support.com, Inc. (I)	600	2,496
SureWest Communications (I)	200	1,268
SurModics, Inc. (I)	200	3,282
Susquehanna Bancshares, Inc.	1,300	10,829
Susser Holdings Corp. (I)	200	2,358
SVB Financial Group (I)	500	20,615
Swift Energy Company (I)	400	10,764
SWS Group, Inc.	400	3,800
SXC Health Solutions Corp. (I)	200	14,703
Sybase, Inc. (I)	900	58,194
Sycamore Networks, Inc.	470	7,811
SYKES Enterprises, Inc. (I)	600	8,538
Symantec Corp. (I)	5,500	76,340
Symmetricom, Inc. (I)	900	4,581
Symmetry Medical, Inc. (I)	400	4,216
Symyx Technologies, Inc. (I)	400	2,004
Synaptics, Inc. (I)	500	13,750
Synchronoss Technologies, Inc. (I)	500	9,485
Syniverse Holdings, Inc. (I)	1,000	20,450
SYNNEX Corp. (I)	700	17,934
Synopsys, Inc. (I)	2,100	43,827
Synovis Life Technologies, Inc. (I)	100	1,528
Synovus Financial Corp. (L)	5,500	13,970
Synta Pharmaceuticals Corp. (I)	300	810
Syntel, Inc.	700	23,765
Sysco Corp.	4,059	115,966
Systemax, Inc.	700	10,549
T-3 Energy Services, Inc. (I)	100	2,790
T. Rowe Price Group, Inc. (L)	1,800	79,902
Take-Two Interactive Software, Inc. (I)	1,019	9,171
TAL International Group, Inc.	700	15,729
Talbots, Inc. (I)	900	9,279
Taleo Corp. (I)	600	14,574
Targacept, Inc. (I)	400	7,732
Target Corp.	6,500	319,605
Taser International, Inc. (I)	400	1,560
TCF Financial Corp.	1,900	31,559
TD Ameritrade Holding Corp. (I)	3,897	59,624
Team, Inc. (I)	400	5,220
Tech Data Corp. (I)	800	28,496
Techne Corp.	600	34,470
Technitrol, Inc.	800	2,528

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
TechTarget, Inc. (I)	221	$1,189
TECO Energy, Inc. (L)	1,600	24,112
Tecumseh Products Company, Class A (I)	100	1,112
Tejon Ranch Company (I)	338	7,801
Tekelec, Inc. (I)	1,000	13,240
TeleCommunication Systems, Inc. (I)	300	1,242
Teledyne Technologies, Inc. (I)	500	19,290
Teleflex, Inc.	600	32,568
Telephone & Data Systems, Inc.	800	24,312
Telephone & Data Systems, Inc. -
Special Shares	900	23,886
TeleTech Holdings, Inc. (I)	900	11,601
Tellabs, Inc.	8,800	56,232
Telular Corp. (I)	700	2,107
Temple-Inland, Inc.	2,100	43,407
Tempur-Pedic International, Inc. (I)	800	24,600
Tenet Healthcare Corp. (I)	8,000	34,720
Tennant Company	100	3,382
Tenneco, Inc. (I)	300	6,318
Teradata Corp. (I)	1,400	42,672
Teradyne, Inc. (I)(L)	2,400	23,400
Terex Corp. (I)	1,500	28,110
Terremark Worldwide, Inc. (I)	1,100	8,591
Tesoro Corp.	2,000	23,340
Tessera Technologies, Inc. (I)	1,000	16,050
Teton Advisors, Inc., Class A (I)	1	9
Tetra Tech, Inc. (I)	800	15,688
TetraTechnologies, Inc. (I)	1,600	14,528
Texas Capital Bancshares, Inc. (I)	800	13,120
Texas Industries, Inc.	600	17,724
Texas Instruments, Inc.	8,300	193,224
Texas Roadhouse, Inc., Class A (I)	1,200	15,144
Textron, Inc.	3,600	61,092
TFS Financial Corp.	4,100	50,881
The Advisory Board Company (I)	300	12,888
The AES Corp. (I)	8,000	73,920
The Allstate Corp.	5,800	166,634
The Andersons, Inc.	100	3,259
The Bank of New York Mellon Corp.	13,350	329,612
The Boeing Company	5,900	370,225
The Brinks Company	700	13,321
The Buckle, Inc. (L)	550	17,831
The Cato Corp., Class A	400	8,808
The Charles Schwab Corp.	7,700	109,186
The Cheesecake Factory, Inc. (I)	800	17,808
The Children’s Place Retail Stores, Inc. (I)(L)	600	26,412
The Coca-Cola Company	14,679	735,711
The Cooper Companies, Inc.	700	27,853
The Corporate Executive Board Company	500	13,135
The Dolan Company (I)	400	4,448
The Dow Chemical Company	9,876	234,259
The Dress Barn, Inc. (I)	1,100	26,191
The Empire District Electric Company	500	9,385
The Ensign Group, Inc.	200	3,304
The Finish Line, Inc., Class A	300	4,179
The First Marblehead Corp. (I)	800	1,880
The Gap, Inc.	4,528	88,115
The Geo Group, Inc. (I)	700	14,525
The Goldman Sachs Group, Inc.	4,200	551,334
The Goodyear Tire & Rubber Company (I)	1,900	18,886
The Gorman-Rupp Company (L)	300	7,515
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,000	3,900
The Hain Celestial Group, Inc. (I)	600	12,102
The Hershey Company (L)	1,400	67,102
The Interpublic Group of Companies, Inc. (I)	6,700	$47,771
The J.M. Smucker Company	1,800	108,396
The Knot, Inc. (I)	300	2,334
The Kroger Company	5,159	101,581
The Laclede Group, Inc.	400	13,252
The Manitowoc Company, Inc.	2,700	24,678
The McGraw-Hill Companies, Inc.	2,600	73,164
The Medicines Company (I)	400	3,044
The Men’s Wearhouse, Inc.	900	16,524
The Mosaic Company	3,500	136,430
The NASDAQ OMX Group, Inc. (I)	2,800	49,784
The Navigators Group, Inc. (I)	400	16,452
The New York Times Company, Class A (I)	1,400	12,110
The Pantry, Inc. (I)	300	4,233
The Phoenix Companies, Inc. (I)	1,200	2,532
The Procter & Gamble Company	21,447	1,286,391
The Progressive Corp.	6,100	114,192
The Providence Service Corp. (I)	500	7,000
The Scotts Miracle-Gro Company, Class A	900	39,969
The Shaw Group, Inc. (I)	1,235	42,262
The Sherwin-Williams Company	800	55,352
The St. Joe Company (I)(L)	1,600	37,056
The Student Loan Corp.	500	12,040
The Timberland Company, Class A (I)	800	12,920
The Toro Company	400	19,648
The Travelers Companies, Inc.	5,900	290,575
The Walt Disney Company	17,566	553,329
The Warnaco Group, Inc. (I)	600	21,684
The Washington Post Company, Class B	200	82,096
The Western Union Company	4,700	70,077
The Wet Seal, Inc., Class A (I)	2,000	7,300
The Williams Companies, Inc.	4,000	73,120
Theravance, Inc. (I)	600	7,542
Thermo Fisher Scientific, Inc. (I)	4,611	226,170
Thomas & Betts Corp. (I)	800	27,760
Thor Industries, Inc.	700	16,625
Thoratec Corp. (I)(L)	800	34,184
THQ, Inc. (I)(L)	1,200	5,184
TIBCO Software, Inc. (I)	3,100	37,386
Tidewater, Inc.	800	30,976
Tiffany & Company	1,300	49,283
Time Warner Cable, Inc.	3,940	205,195
Time Warner, Inc.	11,933	344,983
Timken Company	1,300	33,787
Titan International, Inc.	125	1,246
Titan Machinery, Inc. (I)	400	5,252
Titanium Metals Corp. (I)(L)	2,800	49,252
TiVo, Inc. (I)	1,700	12,546
TJX Companies, Inc.	2,665	111,797
TNS, Inc. (I)	400	6,976
Toll Brothers, Inc. (I)	2,900	47,444
TomoTherapy, Inc. (I)	2,100	6,678
Tompkins Financial Corp.	110	4,153
Tootsie Roll Industries, Inc. (L)	423	10,004
Torchmark Corp.	1,000	49,510
Total SA, SADR	6,600	294,624
Total Systems Services, Inc.	1,900	25,840
Tower Group, Inc.	700	15,071
Towers Watson & Company	500	19,425
TowneBank (L)	500	7,260
Tractor Supply Company	600	36,582
TradeStation Group, Inc. (I)	800	5,400
Transatlantic Holdings, Inc.	1,000	47,960
Transcept Pharmaceuticals, Inc. (I)	253	2,107
TransDigm Group, Inc.	700	35,721

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Travelzoo, Inc. (I)	400	$4,952
Tree.com, Inc. (I)	20	126
TreeHouse Foods, Inc. (I)	600	27,396
Trex Company, Inc. (I)	300	6,027
TriCo Bancshares	400	6,772
TriMas Corp. (I)	500	5,655
Trimble Navigation, Ltd. (I)	1,600	44,800
Trimeris, Inc. (I)	500	1,080
Trinity Industries, Inc. (L)	1,000	17,720
TriQuint Semiconductor, Inc. (I)	4,300	26,273
Triumph Group, Inc.	400	26,652
True Religion Apparel, Inc. (I)	400	8,828
TrueBlue, Inc. (I)	500	5,595
TrustCo Bank Corp.	800	4,480
Trustmark Corp.	1,100	22,902
TRW Automotive Holdings Corp. (I)	2,300	63,411
TTM Technologies, Inc. (I)	700	6,650
Tuesday Morning Corp. (I)	900	3,591
Tupperware Brands Corp.	1,000	39,850
Tutor Perini Corp. (I)(L)	700	11,536
TW Telecom, Inc. (I)	2,100	35,028
Tyler Technologies, Inc. (I)	500	7,760
Tyson Foods, Inc., Class A	4,400	72,116
U.S. Bancorp	17,500	391,125
UAL Corp. (I)(L)	2,100	43,176
UGI Corp.	1,400	35,616
UIL Holding Corp.	400	10,012
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	900	21,294
Ultimate Software Group, Inc. (I)	300	9,858
Ultratech, Inc. (I)	200	3,254
UMB Financial Corp.	700	24,892
Umpqua Holdings Corp.	2,100	24,108
Under Armour, Inc., Class A (I)	600	19,878
Unica Corp. (I)	400	3,832
Unifi, Inc. (I)	1,400	5,348
Unifirst Corp.	200	8,804
Union Drilling, Inc. (I)	900	4,959
Union First Market Bankshares Corp.	100	1,226
Union Pacific Corp.	5,300	368,403
Unisource Energy Corp.	500	15,090
Unisys Corp. (I)	500	9,245
Unit Corp. (I)	1,000	40,590
United Bankshares, Inc.	900	21,546
United Community Banks, Inc. (I)	409	1,616
United Financial Bancorp, Inc.	500	6,825
United Fire & Casualty Company	500	9,910
United Natural Foods, Inc. (I)	700	20,916
United Online, Inc.	1,300	7,488
United Parcel Service, Inc., Class B	4,677	266,075
United Rentals, Inc. (I)	800	7,456
United States Cellular Corp. (I)	700	28,805
United States Lime & Minerals, Inc. (I)	100	3,852
United States Steel Corp. (L)	1,800	69,390
United Stationers, Inc. (I)	500	27,235
United Technologies Corp.	6,100	395,951
United Therapeutics Corp. (I)	800	39,048
UnitedHealth Group, Inc.	9,900	281,160
Unitil Corp.	200	4,182
Unitrin, Inc.	1,300	33,280
Universal American Financial Corp. (I)	1,600	23,040
Universal Corp.	400	15,872
Universal Display Corp. (I)	200	3,596
Universal Electronics, Inc. (I)	100	1,663
Universal Forest Products, Inc.	300	9,093
Universal Health Services, Inc., Class B	1,200	45,780
Universal Insurance Holdings, Inc.	800	$3,344
Universal Stainless & Alloy Products, Inc. (I)	100	1,599
Universal Technical Institute, Inc.	300	7,092
Universal Truckload Services, Inc. (I)	100	1,393
Univest Corp. of Pennsylvania	200	3,464
Unum Group	4,220	91,574
UQM Technologies, Inc. (I)	900	3,051
Uranium Energy Corp. (I)(L)	1,600	3,776
Urban Outfitters, Inc. (I)	1,500	51,585
URS Corp. (I)	1,300	51,155
US Airways Group, Inc. (I)	1,300	11,193
US Ecology, Inc.	100	1,457
US Gold Corp. (I)	1,400	7,014
USA Mobility, Inc.	500	6,460
USA Truck, Inc. (I)	200	3,224
USANA Health Sciences, Inc. (I)	200	7,306
USEC, Inc. (I)	2,500	11,900
USG Corp. (I)	1,400	16,912
UTStarcom, Inc. (I)	1,900	3,496
VAALCO Energy, Inc.	600	3,360
Vail Resorts, Inc. (I)	700	24,437
Valassis Communications, Inc. (I)	500	15,860
Valeant Pharmaceuticals International (I)(L)	700	36,603
Valero Energy Corp.	8,000	143,840
Valhi, Inc.	1,500	18,510
Valley National Bancorp	2,094	28,520
Valmont Industries, Inc.	400	29,064
Valspar Corp.	1,500	45,180
ValueClick, Inc. (I)	900	9,621
Vanda Pharmaceuticals, Inc. (I)	400	2,644
Varian Medical Systems, Inc. (I)	1,100	57,508
Varian Semiconductor Equipment
Associates, Inc. (I)	1,000	28,660
VCA Antech, Inc. (I)	1,400	34,664
Vector Group, Ltd.	1,060	17,829
Vectren Corp.	1,200	28,392
Veeco Instruments, Inc. (I)	600	20,568
Venoco, Inc. (I)	900	14,823
VeriFone Holdings, Inc. (I)	1,000	18,930
VeriSign, Inc. (I)(L)	1,600	42,480
Verizon Communications, Inc.	18,800	526,776
Vertex Pharmaceuticals, Inc. (I)	1,600	52,640
VF Corp.	1,500	106,770
Viacom, Inc.	400	14,264
Viacom, Inc., Class B	4,700	147,439
Viad Corp.	400	7,060
Viasat, Inc. (I)	400	13,024
Vical, Inc. (I)	900	2,790
Vicor Corp.	200	2,498
ViewPoint Financial Group (I)	300	4,155
Virage Logic Corp. (I)	900	10,701
Viropharma, Inc. (I)	1,000	11,210
Virtus Investment Partners, Inc. (I)	85	1,591
Virtusa Corp. (I)	600	5,598
Visa, Inc., Class A	3,900	275,925
Vishay Intertechnology, Inc. (I)	3,500	27,090
Vital Images, Inc. (I)	100	1,275
Vivus, Inc. (I)	900	8,640
VMware, Inc., Class A (I)	800	50,072
Vocus, Inc. (I)	100	1,528
Volcano Corp. (I)	600	13,092
Volcom, Inc. (I)	400	7,428
Volt Information Sciences, Inc. (I)	500	4,200
Volterra Semiconductor Corp. (I)	300	6,918
VSE Corp.	100	3,182

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Vulcan Materials Company (L)	1,600	$70,128
W&T Offshore, Inc.	500	4,730
W.R. Berkley Corp.	2,000	52,920
W.R. Grace & Company (I)	1,100	23,144
WABCO Holdings, Inc. (I)	800	25,184
Wabtec Corp. (L)	600	23,934
Waddell & Reed Financial, Inc., Class A	1,200	26,256
Wal-Mart Stores, Inc.	21,959	1,055,569
Walgreen Company	7,420	198,114
Walter Energy, Inc.	700	42,595
Warner Music Group Corp. (I)	1,800	8,748
Warren Resources, Inc. (I)	900	2,610
Washington Banking Company	400	5,116
Washington Federal, Inc.	1,600	25,888
Washington Trust Bancorp, Inc.	400	6,816
Waste Connections, Inc. (I)	1,100	38,379
Waste Management, Inc.	4,265	133,452
Waters Corp. (I)	800	51,760
Waterstone Financial, Inc. (I)	200	682
Watsco, Inc.	400	23,168
Watson Pharmaceuticals, Inc. (I)	1,500	60,855
Watts Water Technologies, Inc., Class A	600	17,196
Wausau Paper Corp. (I)	400	2,708
WD-40 Company	300	10,020
Weatherford International, Ltd. (I)	900	11,826
Web.com Group, Inc. (I)	700	2,513
WebMD Health Corp. (I)	800	37,144
Websense, Inc. (I)	700	13,230
Webster Financial Corp.	1,000	17,940
Weight Watchers International, Inc.	1,100	28,259
Weis Markets, Inc.	300	9,873
WellCare Health Plans, Inc. (I)	800	18,992
WellPoint, Inc. (I)	4,700	229,971
Wells Fargo & Company	43,935	1,124,736
Wendy’s/Arby’s Group, Inc., Class A	6,304	25,216
Werner Enterprises, Inc.	900	19,701
WesBanco, Inc.	400	6,740
WESCO International, Inc. (I)	800	26,936
West Bancorp, Inc. (I)	800	5,448
West Marine, Inc. (I)	300	3,264
West Pharmaceutical Services, Inc.	500	18,245
Westamerica Bancorp. (L)	400	21,008
Westar Energy, Inc.	1,600	34,576
Western Alliance Bancorp (I)	1,400	10,038
Western Digital Corp. (I)	2,600	78,416
Western Refining, Inc. (I)(L)	900	4,527
Westfield Financial, Inc.	400	3,332
Westlake Chemical Corp.	1,000	18,570
Westwood Holdings Group, Inc.	200	7,030
Weyerhaeuser Company	2,400	84,480
WGL Holdings, Inc.	700	23,821
Whirlpool Corp.	1,300	114,166
White Mountains Insurance Group, Ltd.	100	32,420
Whiting Petroleum Corp. (I)	800	62,736
Whitney Holding Corp.	1,400	12,950
Whole Foods Market, Inc. (I)	1,700	61,234
Willbros Group, Inc. (I)	600	4,440
Williams-Sonoma, Inc. (L)	1,500	37,230
Wilmington Trust Corp.	1,600	17,744
Wilshire Bancorp, Inc.	700	6,125
Windstream Corp. (L)	4,921	51,966
Winn-Dixie Stores, Inc. (I)	800	7,712
Winnebago Industries, Inc. (I)	400	3,976
Wintrust Financial Corp.	200	6,668
Wisconsin Energy Corp.	1,100	55,814
WMS Industries, Inc. (I)	700	$27,475
Wolverine World Wide, Inc.	659	16,620
Woodward Governor Company	900	22,977
World Acceptance Corp. (I)	300	11,493
World Fuel Services Corp. (L)	800	20,752
World Wrestling Entertainment, Inc., Class A	200	3,112
Worthington Industries, Inc.	1,400	18,004
Wright Express Corp. (I)	500	14,850
Wright Medical Group, Inc. (I)	600	9,966
WW Grainger, Inc.	700	69,615
Wyndham Worldwide Corp.	3,000	60,420
Wynn Resorts, Ltd.	1,100	83,897
X-Rite, Inc. (I)	1,300	4,797
Xcel Energy, Inc.	4,075	83,986
XenoPort, Inc. (I)	500	4,905
Xerox Corp.	20,396	163,984
Xilinx, Inc.	2,900	73,254
Yahoo!, Inc. (I)	11,400	157,662
York Water Company	200	2,840
Young Innovations, Inc.	100	2,815
Yum! Brands, Inc.	3,300	128,832
Zale Corp. (I)	300	474
Zebra Technologies Corp., Class A (I)	900	22,833
Zep, Inc.	400	6,976
Zimmer Holdings, Inc. (I)	1,800	97,290
Zions Bancorporation	1,044	22,519
Zix Corp. (I)(L)	1,800	4,068
Zoll Medical Corp. (I)	300	8,130
Zoltek Companies, Inc. (I)	800	6,776
Zoran Corp. (I)	700	6,678
Zumiez, Inc. (I)	597	9,618
Zymogenetics, Inc. (I)	1,200	5,064

		102,650,142
Virgin Islands - 0.01%
UTI Worldwide, Inc.	1,600	19,808

TOTAL COMMON STOCKS (Cost $166,524,360)		$182,560,918

PREFERRED STOCKS - 0.17%
Brazil - 0.14%
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	4	140
Companhia de Bebidas das Americas, ADR	700	70,707
Companhia de Ferro Ligas Da Bahia	300	1,720
Companhia de Transmissao de Energia
Eletrica Paulista	200	5,152
Companhia Energetica de Sao Paulo	1,400	19,080
Companhia Paranaense de Energia	500	10,305
Confab Industrial SA	691	1,864
Contax Participacoes SA	400	4,787
Eletropaulo Metropolitana SA	800	15,938
Fertilizantes Fosfatados SA (I)	1,100	8,227
Itau Unibanco Holding SA	4,869	87,669
Klabin SA	6,500	18,006
Lojas Americanas SA	3,200	23,189
Net Servicos de Comunicacao SA (I)	1,518	14,297
Suzano Papel e Celulose SA	2,750	23,173
Tam SA	1,300	18,006
Tele Norte Leste Participacoes SA	700	10,471
Universo Online SA	500	2,546
Usinas Siderurgicas de Minas Gerais SA	1,700	45,311
Vivo Participacoes SA	203	5,218

		385,806

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)
Germany - 0.03%
Fresenius SE	589	$38,947
Porsche Automobil Holding SE	589	25,126

		64,073

TOTAL PREFERRED STOCKS (Cost $360,731)		$449,879

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.91%
U.S. Treasury Bonds - 6.67%
7.500%, 11/15/2024	2,050,000	2,973,780
8.875%, 08/15/2017	825,000	1,175,108
10.625%, 08/15/2015	3,985,000	5,700,107
11.250%, 02/15/2015	5,800,000	8,279,047

		18,128,042
U.S. Treasury Notes - 4.67%
2.000%, 11/30/2013	1,700,000	1,745,156
2.750%, 02/15/2019	1,200,000	1,195,500
4.250%, 08/15/2014 to 11/15/2014	6,700,000	7,449,786
4.750%, 05/31/2012	2,150,000	2,320,823

		12,711,265
Federal Home Loan Mortgage Corp. - 1.34%
2.500%, 04/23/2014	700,000	724,755
3.750%, 03/27/2019	600,000	625,993
4.875%, 11/15/2013	650,000	726,488
5.125%, 07/15/2012	875,000	954,047
5.500%, 08/20/2012	550,000	604,555

		3,635,838
Federal National Mortgage Association - 0.58%
2.500%, 05/15/2014	900,000	929,103
4.875%, 05/18/2012	610,000	657,128

		1,586,231
Federal Farm Credit Bank - 4.85%
3.000%, 09/22/2014	500,000	524,800
4.875%, 12/16/2015 to 01/17/2017	7,000,000	7,908,925
5.125%, 08/25/2016	3,000,000	3,442,650
5.250%, 03/06/2023	1,135,000	1,305,050

		13,181,425
Federal Home Loan Bank - 10.93%
2.875%, 06/12/2015	800,000	828,733
3.625%, 10/18/2013 to 03/10/2017	1,700,000	1,806,261
4.500%, 11/15/2012	700,000	758,634
4.750%, 09/11/2015 to 12/16/2016	4,000,000	4,498,983
4.875%, 05/17/2017	2,000,000	2,277,830
5.000%, 12/21/2015 to 11/17/2017	3,800,000	4,335,677
5.250%, 06/18/2014	1,130,000	1,287,972
5.365%, 09/09/2024	600,000	689,698
5.375%, 05/18/2016 to 09/30/2022	6,950,000	8,096,319
5.500%, 08/13/2014	3,300,000	3,804,064
5.625%, 06/11/2021	905,000	1,065,474
5.750%, 05/15/2012	250,000	273,352

		29,722,997
Tennessee Valley Authority - 2.87%
4.375%, 06/15/2015	3,400,000	3,753,667
4.500%, 04/01/2018	700,000	773,918
5.500%, 07/18/2017	750,000	872,995
6.250%, 12/15/2017	1,986,000	2,414,318

		7,814,898

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $82,478,725)		$86,780,696

CORPORATE BONDS - 0.00%
India - 0.00%
Britannia Industries, Ltd.
8.250%, 03/22/2013	$33,150	$293

TOTAL CORPORATE BONDS (Cost $313)		$293

RIGHTS - 0.00%
Australia - 0.00%
Citadel Resource Group, Ltd. (Expiration
Date: 07/19/2010, Strike Price: AUD 0.29)	12,759	0
Belgium - 0.00%
Elia System Operator SA (Expiration Date:
07/09/2010, Strike Price: EUR 24.80) (I)	221	84
France - 0.00%
Theolia SA (Expiration Date: 07/07/2010,
Strike Price: EUR 1.00) (I)	179	32
Germany - 0.00%
Solon Se Inhaber Bezugsrec (Expiration Date:
07/01/2010, Strike Price: EUR 4.26) (L)	197	3
Hong Kong - 0.00%
Bank of Communications Company, Ltd.
(Expiration Date: 07/09/2010, Strike Price:
HKD 5.14)	3,750	1,503
Global Bio-Chem Technology Group
Company, Ltd. (Expiration Date:
07/13/2010, Strike Price: HKD 0.75) (I)	4,000	157

		1,660
India - 0.00%
Suzlon Energy, Ltd. (Expiration Date:
07/02/2010, Strike Price: INR 63.00) (I)	125	1
Italy - 0.00%
Unipol Gruppo Finanziario SpA (Expiration
Date: 07/09/2010, Strike
Price: EUR 0.45) (I)(L)	8,796	468
Norway - 0.00%
Norsk Hydro ASA (Expiration Date:
07/09/2010, Strike Price: NOK 26.30) (I)(L)	1,414	730
Spain - 0.00%
Iberdrola SA (Expiration Date: 07/05/2010,
Strike Price: EUR 0.19)	15,139	3,536
Zardoya Otis SA (Expiration Date:
07/07/2010, Strike Price: EUR 0.52) (I)	1,100	701

		4,237

TOTAL RIGHTS (Cost $6,280)		$7,215

WARRANTS - 0.00%
France - 0.00%
Etablissements Maurel et Prom (Expiration
Date: 06/30/2014, Strike Price: EUR 14.20)	1,051	212
Hong Kong - 0.00%
Henderson Land Development Company, Ltd.
(Expiration Date: 06/01/2011: Strike Price:
HKD 58.00)	1,200	203
HKC Holdings, Ltd. (Expiration Date:
06/09/2011, Strike Price: HKD 0.60)	153	2
HKC Holdings, Ltd. (Expiration Date:
09/06/2011, Strike Price: HKD 0.50)	2,524	26
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00)	450	202

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

WARRANTS (continued)
Hong Kong (continued)
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike Price:
HKD 1.80)	7,200	$80

		513
Malaysia - 0.00%
Media Prima BHD (Expiration Date:
12/31/2014, Strike Price: MYR 1.80)	402	73

TOTAL WARRANTS (Cost $0)		$798

SHORT-TERM INVESTMENTS - 2.28%
United States - 2.28%
Short-Term Securities
State Street Institutional Liquid Reserves
Fund, 0.1563%	$415,314	415,314
Securities Lending Collateral
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$577,412	5,779,320

		6,194,634

TOTAL SHORT-TERM INVESTMENTS (Cost $6,194,054)		$6,194,634

Total Investments (Disciplined Diversification Trust)
(Cost $255,564,463) - 101.49%		$275,994,433
Other assets and liabilities, net - (1.49%)		(4,063,605)

TOTAL NET ASSETS - 100.00%		$271,930,828

Emerging Markets Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.78%
Bermuda - 0.09%
Central European Media
Enterprises, Ltd. (I)(L)	43,540	$899,209
Brazil - 8.73%
Acucar Guarani SA (I)	152,600	321,263
Banco ABC Brasil SA	96,300	648,758
Banco Alfa de Investimento SA	35,300	142,569
Banco Santander Brasil SA	17,919	183,954
Banco Santander Brasil SA, ADR (L)	460,878	4,760,870
Bematech SA	57,400	275,711
BM&F BOVESPA SA	2,279,200	14,647,490
BR Malls Participacoes SA	192,150	2,501,676
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	791,600	368,390
Braskem SA (L)	140,643	1,990,098
BRF - Brasil Foods SA (L)	303,002	4,017,806
Brookfield Incorporacoes SA	321,400	1,385,314
Camargo Correa Desenvolvimento
Imobiliario SA	67,700	191,285
Cia Providencia Industria e Comercio SA	46,200	152,294
Cosan SA Industria e Comercio (I)	183,800	2,299,282
Empresa Brasileira de Aeronautica
SA, ADR (L)	248,049	5,196,626
Even Construtora e Incorporadora SA	183,600	682,524
Ez Tec Empreendimentos e Participacoes SA	77,000	353,219
Fertilizantes Heringer SA (I)	23,900	98,778
Fibria Celulose SA, SADR (I)(L)	109,698	1,623,530
Gafisa SA	362,800	2,170,770
Gafisa Sagafisa SA, ADR	3,400	$41,173
General Shopping Brasil SA (I)	24,800	112,527
Gerdau SA	224,200	2,160,021
Gerdau SA, SADR (L)	1,115,434	14,701,420
Grendene SA	194,700	835,970
Guararapes Confeccoes SA	12,300	448,320
Helbor Empreendimentos SA	38,600	276,721
IdeiasNet SA (I)	139,600	229,702
Iguatemi Empresa de Shopping Centers SA	48,000	842,992
Industrias Romi SA	111,700	694,953
Inepar Sa Industria E Construcoes (I)	5,300	13,301
Inpar SA (I)	201,600	307,147
JBS SA	227,802	964,215
JHSF Participacoes SA	128,400	184,953
Kroton Educacional SA (I)	13,500	99,848
Log-in Logistica Intermodal SA (I)	117,800	437,263
Magnesita Refratarios SA (I)	132,106	761,165
Marfrig Frigorificos e Comercio de
Alimentos SA	158,547	1,482,700
Metalfrio Solutions SA	26,400	138,947
Minerva SA (I)	33,800	128,459
MPX Energia SA (I)	68,000	742,161
Multiplan Empreendimentos Imobiliarios SA	91,875	1,680,217
NET Servicos de Comunicacao SA,
PR ADR (I)	40,688	382,060
Paranapanema SA (I)	210,000	588,698
PDG Realty SA Empreendimentos
e Participacoes	7,200	60,791
Perdigao SA	7,000	91,911
Petroleo Brasileiro SA	8,455	145,211
Petroleo Brasileiro SA, ADR	48,069	1,649,728
Petroleo Brasileiro SA, SADR	74,900	2,232,020
Plascar Participacoes Industriais SA (I)	98,200	195,856
Porto Seguro SA	132,624	1,370,326
Profarma Distribuidora de Produtos
Farmaceuticos SA	7,300	64,305
Rodobens Negocios Imobiliarios SA	50,000	325,485
Rossi Residencial SA	6,600	47,571
Santos Brasil Participacoes SA	11,343	94,262
Sao Carlos Empreendimentos e
Participacoes SA	27,805	243,544
Sao Martinho SA	82,800	639,922
SLC Agricola SA	40,800	302,892
Springs Global Participacoes SA	6,233	14,849
Sul America SA	70,500	1,718,168
Tecnisa SA	14,400	68,609
TPI - Triunfo Participacoes e Investimentos SA	23,810	71,100
TRISUL SA	44,046	143,729
Ultrapar Participacoes SA, ADR	245	11,586
Usinas Siderurgicas de Minas Gerais SA	168,900	4,435,380

		86,194,385
Chile - 3.38%
Banco de Credito e Inversiones	45,847	1,877,372
Cementos Bio-Bio SA	50,384	116,251
Cia General de Electricidad	19,916	119,631
Companhia Sudamericana de Vapores SA (I)	1,202,252	1,081,047
CorpBanca SA	49,758,528	482,960
CorpBanca SA, SADR (L)	10,912	526,395
Cristalerias de Chile SA	66,213	751,800
Empresas CMPC SA	237,208	10,382,330
Empresas Copec SA	403,465	6,352,144
Enersis SA, SADR (L)	447,410	8,907,933
GASCO SA	133,347	732,608
Industrias Forestales SA	1,557,243	347,638

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Madeco SA	10,044,300	$539,878
Masisa SA (I)	7,443,625	988,030
Vina San Pedro Tarapaca SA	19,029,176	156,785

		33,362,802
China - 5.39%
Angang Steel Company, Ltd., Class H	1,318,000	1,575,873
Anton Oilfield Services Group	1,026,000	93,409
Asia Cement China Holdings Corp.	224,000	109,276
Bank of China, Ltd. Class H	7,121,864	3,592,903
Bank of Communications
Company, Ltd., Class H	80,792	85,198
Baoye Group Company, Ltd.	376,000	220,563
Beijing Capital International Airport
Company, Ltd., Class H	2,612,000	1,535,964
Beijing Capital Land, Ltd.	1,272,000	358,628
Beijing North Star Company (L)	866,000	211,162
Bosideng International Holdings, Ltd.	3,158,000	846,326
BYD Electronic International Company, Ltd.	947,500	525,032
Catic Shenzhen Holdings, Ltd. (I)	122,000	49,712
China Aoyuan Property Group, Ltd.	1,387,000	201,620
China BlueChemical, Ltd.	930,000	515,903
China Citic Bank Corp, Ltd.	5,169,000	3,265,918
China Coal Energy Company, Series H	2,029,000	2,534,157
China Communications
Construction Company, Ltd.	4,310,555	3,909,648
China Communications Services
Corp., Ltd., Class H	2,176,000	1,060,034
China Construction Bank Corp.	868,000	698,523
China Huiyuan Juice Group, Ltd.	1,300,000	885,377
China Nickel Resources Holding
Company, Ltd. (I)	518,000	82,428
China Petroleum & Chemical Corp. (L)	16,280	1,310,703
China Railway Construction Corp. (I)	1,809,165	2,262,962
China Rare Earth Holdings, Ltd. (I)	1,000,000	226,660
China Resources Microelectronics Ltd (I)	2,765,000	110,594
China Shipping Container Lines
Company, Ltd. (I)	4,448,150	1,575,081
China Shipping Development Company, Ltd.	920,000	1,161,712
China Unicom, Ltd.	3,736,000	4,994,637
Chongqing Iron & Steel Company, Ltd. (I)	854,000	204,587
Chongqing Machinery &
Electric Company, Ltd.	760,000	180,922
Country Garden Holdings Company	4,281,000	1,132,861
DaChan Food Asia, Ltd.	612,000	119,775
Dalian Port PDA Company, Ltd.	1,112,000	480,315
Dongyue Group	360,000	73,003
First Tractor Company	354,000	190,932
Golden Meditech Holdings, Ltd. (I)	616,000	119,794
Great Wall Motor Company, Ltd. (L)	599,500	1,041,299
Great Wall Technology Company, Ltd.	142,000	57,336
Greentown China Holdings, Ltd.	770,500	822,078
Guangshen Railway Company, Ltd. (L)	35,688	615,261
Guangzhou Pharmaceutical Company, Ltd.	382,000	320,280
Hainan Meilan International
Airport Company, Ltd.	213,000	234,113
Haitian International Holdings, Ltd.	566,000	397,887
Hidili Industry International
Development, Ltd. (I)	1,278,000	936,084
Honghua Group, Ltd. (I)	1,182,000	171,587
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,234,000	724,893
Industrial & Commercial Bank of China, Ltd.	802,000	583,357
Jingwei Textile Machinery Company, Ltd. (I)	134,000	41,664
KWG Property Holding, Ltd.	1,023,013	629,984
Lingbao Gold Company, Ltd.	450,000	155,221
Maanshan Iron & Steel Company, Ltd.	1,866,000	$814,208
NetDragon Websoft, Inc.	185,500	83,689
New World Department Store China	660,000	599,650
Qingling Motors Company, Ltd.	1,422,000	337,075
Qunxing Paper Holdings Company, Ltd.	422,914	144,176
Regent Manner International, Ltd.	132,000	56,789
Semiconductor Manufacturing International
Corp., SADR (I)	140,377	547,470
Semiconductor Manufacturing
International Corp. (I)	15,570,000	1,241,195
Shandong Chenming Paper Holdings, Ltd.	335,500	251,793
Shanghai Forte Land Company	1,550,595	405,588
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	848,000	191,221
Shanghai Prime Machinery Company, Ltd.	962,000	163,718
Shui On Land, Ltd.	2,969,350	1,277,869
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	690,000	361,724
SinoCom Software Group, Ltd.	160,000	23,464
Sinotrans Shipping, Ltd.	829,000	314,638
Sinotrans, Ltd., Class H	2,019,000	458,452
SPG Land Holdings, Ltd.	353,625	145,724
Tiangong International Company, Ltd.	102,000	39,394
Travelsky Technology, Ltd.	848,000	695,782
Weiqiao Textile Company	603,000	371,952
Wuyi International
Pharmaceutical Company, Ltd.	645,000	67,904
Xiamen International Port Company, Ltd.	1,372,000	243,401
Xingda International Holdings, Ltd.	877,000	484,739
Xinjiang Xinxin Mining
Industry Company, Ltd.	903,000	445,065
Zhejiang Glass Company, Ltd. (I)	162,000	51,594
Zhong An Real Estate, Ltd.	801,600	202,421

		53,253,931
Czech Republic - 0.40%
Pegas Nonwovens SA	25,000	498,197
Telefonica O2 Czech Republic AS	60,000	1,166,612
Unipetrol AS (I)	250,417	2,282,858

		3,947,667
Hong Kong - 7.00%
AMVIG Holdings, Ltd.	494,000	258,686
Asian Union New Media Group, Ltd. (I)	4,400,000	27,458
Beijing Development Hong Kong, Ltd. (I)	203,000	41,126
Beijing Enterprises Holdings, Ltd.	522,500	3,387,560
Brilliance China Automotive Holdings, Ltd. (I)	3,404,000	1,095,736
Central China Real Estate, Ltd.	438,000	98,811
Centron Telecom International Holdings, Ltd.	262,900	68,595
Chaoda Modern Agriculture Holdings, Ltd.	3,056,474	2,963,544
China Aerospace International Holdings, Ltd.	1,971,200	234,812
China Agri-Industries Holdings, Ltd.	2,031,000	2,325,928
China Everbright, Ltd.	998,000	2,270,636
China Grand Forestry Resources
Group, Ltd. (I)	6,636,000	209,786
China Green Holdings, Ltd. (L)	549,000	550,420
China Haidian Holdings, Ltd.	1,124,000	115,297
China Merchants Holdings
International Company, Ltd.	1,357,520	4,495,285
China Mining Resources Group, Ltd. (I)	5,960,000	151,398
China Pharmaceutical Group, Ltd.	1,356,000	816,683
China Properties Group, Ltd. (I)	724,000	179,399
China Resources Enterprises, Ltd.	1,582,000	5,822,665
China Resources Land, Ltd.	1,142,000	2,141,345

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China State Construction
International Holdings, Ltd.	662,000	$201,739
China Travel International Investment Hong
Kong, Ltd. (I)	4,356,000	924,472
China Unicom Hong Kong, Ltd. (L)	69,012	917,860
China Zenith Chemical Group, Ltd. (I)	1,150,000	27,526
Citic Pacific, Ltd.	1,984,000	3,674,966
CITIC Resources Holdings, Ltd. (I)	3,640,000	628,527
Coastal Greenland, Ltd. (I)	710,000	37,385
Cosco International Holdings, Ltd.	925,625	450,652
COSCO Pacific, Ltd.	1,546,000	1,833,133
Coslight Technology International Group, Ltd.	150,000	127,067
Denway Motors, Ltd.	6,760,000	3,172,518
Dynasty Fine Wines Group, Ltd.	756,000	308,395
Fosun International	2,296,500	1,618,687
Franshion Properties China, Ltd.	2,946,000	808,504
FU JI Food & Catering Services
Holdings, Ltd. (I)	380,000	0
GCL Poly Energy Holdings, Ltd. (I)	1,250,000	233,140
Global Bio-Chem Technology Group
Company, Ltd. (I)	1,800,000	249,555
Goldlion Holdings, Ltd.	261,000	85,890
Guangzhou Investment Company, Ltd. (I)	5,465,577	1,181,551
GZI Transportation, Ltd.	636,739	308,904
Harbin Power Equipment Company, Ltd.	888,000	633,920
Heng Tai Consumables Group, Ltd. (I)	930,000	82,908
HKC Holdings, Ltd. (I)	4,298,149	288,253
Hong Kong Energy Holdings, Ltd. (I)	50,628	3,735
Hopson Development Holdings, Ltd.	850,000	1,047,849
Ju Teng International Holdings, Ltd.	778,000	475,011
Kingboard Chemical Holdings, Ltd.	588,025	2,517,072
Kingway Brewery Holdings, Ltd. (I)	578,000	122,838
Lai Fung Holdings, Ltd.	4,485,000	140,639
Minmetals Resources, Ltd. (I)	1,124,000	396,124
Minth Group, Ltd.	14	17
Nan Hai Corp., Ltd. (I)	27,150,000	205,620
Neo-China Land Group Holdings, Ltd. (I)	359,000	140,614
New World China Land, Ltd.	1,556,800	484,656
Oriental Ginza Holdings, Ltd. (I)	134,000	23,017
Poly Hong Kong Investment, Ltd.	1,366,500	1,338,031
Prosperity International Holdings Hk, Ltd. (I)	1,320,000	87,491
Qin Jia Yuan Media Services Company, Ltd.	501,064	83,743
Shanghai Industrial Holdings, Ltd.	726,000	2,875,211
Shanghai Zendai Property, Ltd.	2,530,000	110,800
Shenzhen International Holdings, Ltd.	10,320,000	632,395
Shenzhen Investment, Ltd.	2,476,000	708,492
Shimao Property Holdings, Ltd., GDR	1,805,000	2,801,107
Shougang Concord International Enterprises
Company, Ltd. (I)	3,828,000	537,124
Silver Grant International	880,000	246,994
Sim Technology Group, Ltd.	104,000	19,924
Sino Union Petroleum & Chemical
International, Ltd. (I)	2,560,000	221,047
Sino-Ocean Land Holdings, Ltd.	4,591,624	3,283,247
Sinofert Holdings, Ltd. (I)	2,924,000	1,147,136
Sinolink Worldwide Holdings, Ltd.	2,292,000	327,237
Sinopec Kantons Holdings, Ltd.	424,000	230,429
Sinotruk Hong Kong, Ltd.	836,500	663,711
Soho China, Ltd.	2,544,000	1,472,241
SRE Group, Ltd.	2,806,000	274,530
TCC International Holdings, Ltd.	128,000	35,311
TCL Multimedia Technology Holdings, Ltd.	947,200	504,903
Tian An China Investment, Ltd.	741,000	458,752
Tomson Group, Ltd.	380,807	142,775
Truly International Holdings, Ltd.	62,000	68,349
Xiwang Sugar Holdings Company, Ltd.	483,717	$115,985
Yip’s Chemical Holdings, Ltd.	116,000	116,014

		69,110,893
Hungary - 0.13%
Danubius Hotel and Spa PLC (I)	6,805	105,930
Egis Gyogyszergyar Nyrt.	12,292	989,415
Fotex Holding SE Company, Ltd. (I)	60,581	94,183
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. (I)	17,388	63,614

		1,253,142
India - 12.14%
3i Infotech, Ltd.	18,242	23,412
Aarti Industries, Ltd.	51,087	53,332
Aban Offshore, Ltd.	18,208	325,243
ABG Shipyard, Ltd.	4,051	22,512
ACC, Ltd.	16,968	318,600
Aditya Birla Nuvo, Ltd. (I)	58,170	942,468
Ador Welding, Ltd.	8,367	37,926
Aftek, Ltd. (I)	28,740	8,988
Alembic, Ltd.	73,121	84,797
Allahabad Bank	197,485	683,809
Alok Industries, Ltd. (I)	686,744	296,457
Ambuja Cements, Ltd.	595,078	1,457,404
Amtek Auto, Ltd.	158,808	601,739
Andhra Bank	198,888	554,096
Ansal Properties & Infrastructure, Ltd.	30,966	51,711
Apollo Hospitals Enterprise, Ltd.	23,157	372,479
Apollo Tyres, Ltd. (I)	226,563	312,265
Arvind, Ltd. (I)	104,084	77,919
Ashok Leyland, Ltd.	830,697	1,129,579
Avaya Global Connect, Ltd.	5,668	31,528
Bajaj Auto Finance, Ltd.	14,034	142,558
Bajaj Finserv, Ltd.	23,398	219,143
Bajaj Hindusthan, Ltd.	134,494	334,088
Bajaj Holdings and Investment, Ltd.	49,562	736,269
Balaji Telefilms, Ltd.	15,413	18,865
Balkrishna Industries, Ltd.	45	560
Ballarpur Industries, Ltd.	403,880	268,149
Balmer Lawrie & Company, Ltd.	5,100	67,950
Balrampur Chini Mills, Ltd.	287,476	514,596
Bank Of Baroda	57,700	867,409
Bank Of India	56,002	417,225
Bank of Maharashtra	152,501	194,513
Bank of Rajasthan	49,239	182,826
BEML, Ltd.	19,043	403,993
Bharat Forge, Ltd.	100,314	621,031
Bhushan Steel, Ltd.	23,491	704,758
Binani Cement, Ltd.	6,739	11,410
Birla Corp., Ltd.	43,321	332,314
Bombay Burmah Trading Co., Ltd. (I)	3,000	22,914
Bombay Rayon Fashions, Ltd.	13,480	74,710
Brigade Enterprises, Ltd.	755	2,158
Cairn India, Ltd. (I)	475,630	3,081,543
Canara Bank	60,675	588,121
Central Bank Of India	11,460	34,486
Century Textile & Industries, Ltd.	44,409	439,519
Chambal Fertilizers & Chemicals, Ltd.	196,299	278,253
Cholamandalam DBS Finance, Ltd.	20,739	59,999
City Union Bank, Ltd.	162,675	125,120
Corp Bank	2,490	27,794
Cranes Software International, Ltd.	13,600	4,187
Dalmia Cement Bharat, Ltd.	12,925	57,269
DCM Shriram Consolidated, Ltd.	39,804	42,826

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
Deepak Fertilizers &
Petrochemicals Corp., Ltd.	28,839	$86,187
Development Credit Bank, Ltd. (I)	121,079	118,690
DLF, Ltd.	195,382	1,200,567
Dredging Corp. Of India, Ltd.	1,365	17,266
Edelweiss Capital, Ltd.	30,455	314,505
Eicher Motors, Ltd.	3,211	62,462
EID Parry India, Ltd.	57,429	509,817
Elder Pharmaceuticals, Ltd.	7,799	58,336
Electrosteel Castings, Ltd.	89,970	93,857
Escorts, Ltd.	20,272	82,497
Essel Propack, Ltd. (I)	37,352	36,001
Eveready Industries India, Ltd. (I)	12,000	16,799
Everest Kanto Cylinder, Ltd.	16,675	47,929
FAG Bearings India, Ltd.	990	12,132
FDC, Ltd.	28,000	55,020
Federal Bank, Ltd.	198,437	1,348,386
Finolex Cables, Ltd.	54,200	58,782
Finolex Industries, Ltd.	46,584	82,592
Firstsource Solutions, Ltd. (I)	41,837	25,235
Gammon India, Ltd.	85,633	393,710
Gateway Distriparks, Ltd.	10,919	27,020
Geodesic, Ltd.	106,859	198,974
Gitanjali Gems, Ltd.	67,918	182,453
Godfrey Philips India, Ltd.	860	33,281
Godrej Industries, Ltd.	87,653	313,509
Graphite India, Ltd.	75,117	158,549
Grasim Industries, Ltd.	43,248	1,710,793
Great Eastern Shipping Company, Ltd. (I)	96,416	601,592
Great Offshore, Ltd.	35,848	338,738
Gujarat Alkalies & Chemicals, Ltd.	24,028	63,379
Gujarat Ambuja Exports, Ltd.	77,000	40,706
Gujarat Flourochemicals, Ltd.	6,327	20,783
Gujarat Narmada Valley
Fertilizers Company, Ltd.	76,886	180,910
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	129,223
HBL Power Systems, Ltd.	5,099	3,465
HCL Infosystems, Ltd.	126,394	309,290
HCL Technologies, Ltd.	273,215	2,112,921
HEG, Ltd.	20,234	138,915
Heidelbergcement India, Ltd. (I)	4,823	5,142
Hexaware Technologies, Ltd.	216,925	348,973
Himatsingka Seide, Ltd. (I)	28,000	22,931
Hindalco Industries, Ltd.	1,340,282	4,121,622
Hinduja TMT, Ltd.	5,620	39,970
Hotel Leela Venture, Ltd.	112,448	116,204
Housing Development &
Infrastructure, Ltd. (I)	105,024	556,525
ICICI Bank, Ltd., SADR (L)	560,545	20,258,096
ICSA India, Ltd.	41,569	128,527
Idea Cellular, Ltd. (I)	392,651	499,782
IFCI, Ltd.	109,572	133,651
India Cements, Ltd.	280,001	644,617
India Glycols, Ltd.	11,700	32,816
India Infoline, Ltd.	261,474	537,829
Indiabulls Financial Services, Ltd.	240,661	729,304
Indiabulls Real Estate, Ltd. (I)	315,338	1,056,333
Indian Bank	55,866	270,038
Indian Hotels Company, Ltd.	477,563	1,077,128
Indian Overseas Bank	234,477	524,742
Industrial Development Bank of India, Ltd. (I)	381,710	968,590
Infomedia 18, Ltd. (I)	11,000	7,257
Infrastructure Development
Finance Company, Ltd.	1,022,730	3,902,529
ING Vysya Bank, Ltd.	16,192	127,141
Ingersoll-Rand India, Ltd.	18,989	$148,747
Ispat Industries, Ltd. (I)	134,908	51,569
IVRCL Infrastructures & Projects, Ltd.	415,234	1,643,998
Jammu & Kashmir Bank, Ltd.	46,301	824,574
JB Chemicals & Pharmaceuticals, Ltd. (I)	20,800	41,588
JBF Industries, Ltd.	16,838	51,058
Jet Airways India, Ltd. (I)	27,783	313,293
Jindal Poly Films, Ltd.	629	5,429
Jindal Saw, Ltd. (I)	187,940	803,765
Jindal Stainless, Ltd. (I)	44,529	96,410
JK Tyre & Industries, Ltd.	6,013	20,432
JM Financial, Ltd.	25,856	20,019
JSW Steel, Ltd.	143,779	3,249,778
Jubilant Organosys, Ltd. (I)	73,378	550,078
Kalpataru Power Transmission, Ltd.	9,514	216,897
Karnataka Bank, Ltd.	128,844	484,291
Karur Vysya Bank, Ltd.	15,800	175,648
Kesoram Industries, Ltd.	26,673	172,429
KS Oils, Ltd.	62,402	77,753
Lakshmi Machine Works, Ltd.	2,097	92,757
Lanxess ABS, Ltd.	4,800	38,769
Madhucon Projects, Ltd.	387	1,192
Madras Cements, Ltd.	36,000	76,765
Maharashtra Seamless, Ltd.	50,339	418,946
Mahindra Lifespace Developers, Ltd.	10,600	102,641
Manaksia, Ltd.	3,292	7,620
Mangalam Cement, Ltd. (I)	14,461	49,570
Mastek, Ltd.	18,261	98,862
McLeod Russel India, Ltd.	88,970	380,257
Mercator Lines, Ltd.	163,169	162,545
Merck, Ltd.	5,500	85,688
Monnet Ispat & Energy, Ltd.	29,947	257,629
Moser Baer India, Ltd.	130,000	189,415
MRF, Ltd.	920	152,340
Mukand, Ltd.	22,832	31,406
Nagarjuna Construction Company, Ltd.	279,057	1,116,939
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	125,682	85,688
Nahar Spinning Mills, Ltd.	6,600	13,075
National Organic Chemical Industries, Ltd.	80,240	37,443
NIIT Technologies, Ltd.	19,088	69,857
NIIT, Ltd.	19,897	27,538
Nirma, Ltd.	27,700	111,822
Noida Toll Bridge Company, Ltd. (I)	62,165	41,832
Omaxe, Ltd. (I)	20,537	41,318
Orbit Corp. Ltd.	16,978	47,516
Orchid Chemicals & Pharmaceuticals, Ltd.	62,788	222,881
Orient Paper & Industries, Ltd.	58,165	70,632
Oriental Bank of Commerce	101,465	705,933
Panacea Biotec, Ltd. (I)	19,983	73,733
Pantaloon Retail India, Ltd.	37,347	331,318
Parsvnath Developers, Ltd. (I)	8,045	21,088
Patni Computer Systems, Ltd.	122,526	1,359,787
Patni Computer Systems, Ltd., ADR	3,538	80,773
Petronet LNG, Ltd.	458,012	760,692
Polaris Software Lab, Ltd.	26,963	103,059
Polyplex Corp., Ltd.	1,700	9,735
PSL, Ltd.	10,200	28,623
PTC India, Ltd.	233,522	500,325
Punj Lloyd, Ltd.	165,098	480,411
Rajesh Exports, Ltd.	29,398	51,445
Raymond, Ltd. (I)	13,115	65,985
REI Six Ten Retail, Ltd.	7,735	9,576
Reliance Capital, Ltd. (I)	71,378	1,159,752
Reliance Communications, Ltd.	953,225	4,041,611
Reliance Industries, Ltd.	8,200	190,943

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd., GDR	243,166	$11,174,647
Reliance Mediaworks, Ltd. (I)	4,758	23,757
Reliance Power, Ltd. (I)	30,000	109,946
Rolta India, Ltd.	147,175	521,192
RPG Itochu Finance, Ltd.	535	3,010
Ruchi Soya Industries, Ltd.	180,975	420,995
S Kumars Nationwide, Ltd. (I)	31,216	47,303
Samruddhi Cement, Ltd. (I)	43,248	456,271
SEAMEC, Ltd.	10,845	38,710
Shiv-vani Oil & Gas
Exploration Services, Ltd.	6,058	58,023
Shree Renuka Sugars, Ltd.	8,490	12,267
Sicagen India, Ltd.	6,851	2,626
Sical Logistics, Ltd. (I)	6,851	10,194
Sobha Developers, Ltd.	2,806	17,251
Sonata Software, Ltd.	29,000	32,563
South Indian Bank, Ltd.	140,505	495,547
SREI Infrastructure Finance, Ltd.	163,173	281,173
SRF, Ltd.	24,910	123,490
Sterlite Industries India, Ltd.	414,337	5,900,159
Sundram Fasteners, Ltd.	17,700	17,129
Suzlon Energy, Ltd. (I)	610,254	750,585
Syndicate Bank, Ltd.	227,419	446,660
Tata Chemicals, Ltd.	96,921	693,435
Tata Investment Corp., Ltd.	6,431	64,978
Tata Steel, Ltd.	290,576	3,013,638
Tata Tea, Ltd.	467,750	1,219,415
Teledata Marine Solutions Pte, Ltd.	23,474	17,310
Teledata Technology Solutions	23,474	997
Time Technoplast, Ltd.	4,194	4,520
Trent, Ltd.	4,173	80,787
Triveni Engineering & Industries, Ltd.	46,377	99,774
Tube Investments of India, Ltd.	75,410	199,968
TVS Motor Company, Ltd.	51,986	132,512
UCO Bank	85,194	141,185
Unichem Laboratories, Ltd.	9,000	93,816
Union Bank of India, Ltd.	169,587	1,112,687
United Phosphorus, Ltd.	229,410	901,086
Unity Infraprojects, Ltd.	5,529	12,552
Usha Martin, Ltd.	154,885	277,205
UTV Software Communications, Ltd. (I)	5,192	45,354
Vardhman Textiles, Ltd.	8,101	46,788
Varun Shipping Company, Ltd. (I)	66,246	60,146
Videocon Industries, Ltd.	123,532	563,368
Vijaya Bank	43,145	59,316
Walchandnagar Industrie	2,137	9,691
Welspun-Gujarat Stahl, Ltd.	136,145	674,458
Wockhardt, Ltd. (I)	18,700	53,670
Yes Bank, Ltd.	130,491	746,095
Zuari Industries, Ltd.	9,200	132,315

		119,913,890
Indonesia - 3.03%
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	79,500	71,828
Akr Corporindo Tbk Pt	972,500	112,895
Aneka Tambang Tbk PT	5,944,000	1,253,317
Astra Graphia Tbk PT	606,000	26,100
Bakrie & Brothers Tbk PT (I)	117,241,989	725,131
Bakrie Sumatera Plantations Tbk PT	16,435,500	658,444
Bakrie Telecom Tbk PT (I)	19,478,000	361,391
Bakrieland Development Tbk PT	42,983,500	666,742
Bank Bukopin Tbk PT	2,485,500	181,319
Bank Negara Indonesia Persero Tbk PT	8,116,000	2,075,162
Bank Pan Indonesia Tbk PT (I)	4,055,500	452,436
Barito Pacific Tbk PT (I)	576,000	$64,738
Berlian Laju Tanker Tbk PT	5,644,833	202,560
Bhakti Investama Tbk PT (I)	14,522,000	206,343
Budi Acid Jaya Tbk PT	1,493,000	33,294
Bumi Resources Tbk PT	29,827,570	6,093,875
Central Proteinaprima Tbk PT (I)	16,930,000	98,998
Charoen Pokphand Indonesia Tbk PT	2,559,000	992,638
Ciputra Development Tbk PT (I)	16,900,000	613,856
Ciputra Surya Tbk PT (I)	896,000	56,695
Darma Henwa Pt Tbk (I)	11,027,500	91,860
Davomas Abadi Tbk PT (I)	2,465,000	22,231
Elnusa PT	2,000,000	86,207
Energi Mega Persada Tbk PT (I)	25,708,862	356,286
Gajah Tunggal Tbk Pt	1,019,000	107,444
Global Mediacom Tbk PT	5,033,000	180,401
Gozco Plantations Tbk PT	2,999,000	106,079
Gudang Garam Tbk PT	1,154,000	4,302,539
Indah Kiat Pulp and Paper Corp Tbk PT (I)	299,500	60,397
Indika Energy Tbk PT	1,158,500	359,751
Indofood Sukses Makmur Tbk PT (I)	7,944,000	3,586,362
International Nickel Indonesia Tbk PT	3,878,500	1,578,027
Kawasan Industri Jababeka Tbk PT (I)	13,481,500	136,434
Lippo Karawaci Tbk PT (I)	7,503,500	412,035
Matahari Putra Prima Tbk PT	2,800,500	284,830
Medco Energi Internasional Tbk PT	3,388,500	1,088,211
Mitra Adiperkasa Tbk PT	837,000	60,371
Mitra International Resources (I)	1,747,000	60,300
Panin Insurance Tbk PT (I)	1,544,000	72,706
Panin Life Tbk PT (I)	24,214,000	484,241
Polychem Indonesia Tbk PT (I)	1,954,500	29,321
Ramayana Lestari Sentosa Tbk PT	1,376,000	144,756
Sampoerna Agro PT	424,500	104,635
Samudera Indonesia Tbk PT (I)	58,500	19,486
Sentul City Tbk PT (I)	9,917,000	141,295
Sorini Agro Asia Corporindo Tbk PT	270,500	51,938
Summarecon Agung Tbk PT	3,695,000	339,423
Suryainti Permata Tbk PT (I)	1,446,000	14,197
Trias Sentosa Tbk PT	2,019,500	43,610
Trimegah Securities Tbk PT	1,540,500	21,043
Truba Alam Manunggal Engineering PT (I)	11,991,500	130,032
Tunas Ridean Tbk PT	5,924,000	368,237
Wijaya Karya Pt	2,208,500	103,538

		29,895,985
Israel - 0.56%
Alvarion, Ltd. (I)	33,201	65,374
AudioCodes, Ltd. (I)	13,630	32,996
Bank Hapoalim, Ltd. (I)	308,096	1,106,852
Bank Leumi Le-Israel, Ltd. (I)	582,939	2,070,890
Delta Galil Industries, Ltd.	1,260	7,770
Discount Investment Corp.	1,410	22,359
Electra Israel, Ltd. (I)	210	19,320
Electra Real Estate, Ltd. (I)	1	5
Elron Electronic Industries, Ltd. (I)	11,652	67,417
First International Bank of Israel, Ltd. (I)	97,060	300,801
First International Bank of Israel, Ltd. (I)	16,593	253,928
Formula Systems, Ltd.	3,822	49,069
Mivtach Shamir Holdings, Ltd. (I)	7,750	225,068
Mizrahi Tefahot Bank, Ltd. (I)	113,519	824,937
Oil Refineries, Ltd.	928,290	386,963
Orbotech, Ltd. (I)	3,061	33,120
Union Bank of Israel, Ltd. (I)	14,362	54,795

		5,521,664

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Korea - 0.05%
Daesang Holdings Company, Ltd.	800	$1,995
DCM Corp.	1,600	10,154
Hankook Cosmetics Company, Ltd. (I)	4,992	15,646
Iljin Electric Company, Ltd.	7,610	68,531
Kolon Corpkolon Corp.	600	15,021
Kyung-in Synthetic Corp.	1,440	3,852
Namkwang Engr & Construction (I)	6,880	18,087
Ottogi Corp.	306	34,857
Sajo Industries Company, Ltd.	890	23,097
Shell-line Company, Ltd.	4,300	29,065
Shinsegae Information &
Communication Company, Ltd.	842	45,027
SJM Corp.	2,800	13,794
STX Corp. (I)	9,000	127,665
STX Engine Company, Ltd.	2,460	41,667

		448,458
Malaysia - 4.25%
Affin Holdings BHD	967,300	895,768
Al Aqar KPJ	19,983	6,333
Alliance Financial Group BHD	1,709,300	1,550,758
AMDB BHD (I)	110,000	12,571
AMMB Holdings BHD	3,756,162	5,760,629
Ann Joo Resources BHD	313,600	231,308
Asas Dunia BHD (I)	24,000	5,150
Asia Pacific Land BHD (I)	282,100	26,365
Bandar Raya Developments BHD	1,003,400	512,952
Berjaya Corp. BHD	1,930,300	750,875
Berjaya Corp. BHD	193,030	77,510
Berjaya Media BHD (I)	48,200	9,188
BIMB Holdings BHD	142,900	55,377
Bolton BHD	177,100	40,422
Boustead Holdings BHD	762,860	928,506
Cahya Mata Sarawak BHD	241,600	175,390
Dijaya Corp. BHD	40,900	13,711
DNP Holdings BHD	124,000	48,043
DRB-Hicom BHD	1,194,900	381,201
Eastern & Oriental BHD (I)	337,900	93,294
Eastern Pacific Industrial Corp. BHD	155,600	88,266
ECM Libra Financial Group BHD	526,534	109,585
EON Capital BHD (I)	454,300	966,946
Esso Malaysia BHD	92,100	71,748
General Corp. BHD	222,500	108,446
Globetronics Technology BHD	190,440	85,174
Glomac BHD	231,300	90,804
Goldis BHD (I)	244,800	97,907
Hap Seng Consolidated BHD	517,900	459,178
Hap Seng Plantations Holdings BHD	630,400	436,679
Hong Leong Credit BHD	309,800	800,981
Hong Leong Industries BHD	25,000	34,872
Hunza Properties BHD	113,800	44,005
Hwang-DBS Malaysia BHD	105,200	51,790
IGB Corp. BHD	1,982,300	1,066,559
IJM Corp. BHD	2,301,180	3,484,402
IJM Land BHD (I)	443,300	292,304
Insas BHD (I)	485,264	72,165
Integrated Logistics BHD	162,855	45,549
Jaks Resources BHD (I)	246,000	52,285
Jaya Tiasa Holdings BHD (I)	63,945	61,616
K&N Kenanga Holdings BHD	323,600	75,662
Karambunai Corp. BHD (I)	1,978,300	33,419
Keck Seng BHD	148,200	227,230
Kian Joo Can Factory BHD	517,600	186,753
Kim Loong Resources BHD	29,400	17,829
Kinsteel BHD	561,400	140,525
KLCC Property Holdings BHD	940,100	$888,563
KSL Holdings BHD	267,333	113,947
KUB Malaysia BHD	534,400	73,840
Kulim Malaysia BHD	428,600	982,055
Kumpulan Hartanah Selangor BHD (I)	410,800	48,499
Kwantas Corp. BHD	56,000	30,443
Land & General BHD (I)	163,200	19,675
Landmarks BHD	638,300	221,417
LBS Bina Group BHD (I)	210,000	32,577
Leader Universal Holdings BHD	639,800	165,625
Lion Corp. BHD (I)	549,100	46,459
Lion Industries Corp. BHD	1,119,300	483,335
MAA Holdings BHD (I)	133,400	26,945
Malaysia Airports Holdings	180,200	276,953
Malaysia Building Society BHD	230,000	85,341
MBM Resources BHD	60,500	53,944
MEASAT Global BHD (I)	63,200	59,901
Mega First Corp. BHD	163,700	82,660
MK Land Holdings BHD (I)	632,500	60,117
MMC Corp. BHD	1,801,500	1,316,868
MNRB Holdings BHD (I)	10,000	8,244
MTD ACPI Engineering BHD	141,900	18,751
Muhibbah Engineering M BHD	852,300	243,190
Mulpha International BHD (I)	3,015,400	380,939
Naim Holdings BHD	198,100	179,378
Nylex Malaysia BHD (I)	78,995	17,663
Oriental Holdings BHD	467,600	891,385
OSK Holdings BHD	1,175,750	461,731
OSK Property Holdings BHD	82,291	13,411
OSK Ventures International BHD (I)	168,652	24,319
Panasonic Manufacturing Malaysia BHD	48,200	267,252
PBA Holdings BHD	32,000	8,458
PJ Development Holdings BHD	480,100	101,136
PPB Group BHD	1,017,600	5,002,698
Protasco BHD	172,400	53,113
Proton Holdings BHD (I)	845,800	1,150,047
Ranhill BHD	372,100	82,424
RHB Capital BHD	739,900	1,338,274
Scientex, Inc. BHD	51,000	23,177
Scomi Group BHD	2,101,000	254,067
Selangor Dredging BHD	326,900	53,683
Selangor Properties BHD	105,000	105,486
Shangri-La Hotels BHD	101,900	69,127
Shell Refining Company Federation of
Malaya BHD	161,700	528,084
SHL Consolidated BHD	172,300	59,074
Southern Steel BHD	132,100	74,025
Sunrise BHD	563,200	322,260
Sunway City BHD	519,500	626,481
Sunway Holdings, Inc. BHD	449,000	206,518
Suria Capital Holdings BHD	286,100	123,996
Symphony House BHD	74,426	5,016
TA Ann Holdings BHD	320,000	503,487
TA Enterprise BHD	2,056,500	408,407
TA Global BHD	1,233,900	144,224
TDM BHD	160,500	89,030
Tebrau Teguh BHD (I)	316,000	59,152
Time.com BHD (I)	2,591,300	368,113
Titan Chemicals Corp.	684,900	310,294
Tradewinds Corp. BHD	803,800	137,688
Tradewinds Malaysia BHD	57,000	53,464
Unisem M BHD	763,600	677,074
United Malacca BHD	65,200	180,545
VS Industry BHD	166,770	61,549
WTK Holdings BHD	368,500	126,853

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
YNH Property BHD (I)	658,598	$323,057
Zelan BHD (I)	227,600	37,028

		42,020,566
Mexico - 6.04%
Alfa SA de CV	552,100	4,140,414
Alsea SAB de CV	426,850	399,025
Axtel SAB de CV (I)	982,700	577,476
Bolsa Mexicana de Valores SA de CV	542,200	851,888
Carso Infraestructura y Construccion SA
de CV (I)	157,200	82,046
Cemex SAB de CV, SADR (I)(L)	1,477,070	14,283,267
Coca-Cola Femsa SAB de CV, SADR	32,500	2,034,175
Coca-Cola Femsa SAB de CV, Series L	66,900	419,669
Consorcio ARA SA de CV	1,292,400	770,460
Corp. GEO SA de CV (I)	793,874	2,118,340
Desarrolladora Homex SA de CV (I)	9,800	247,352
Desarrolladora Homex SA de CV (I)	153,600	645,490
Embotelladoras Arca SA de CV	756,121	2,573,596
Empresas ICA SA de CV (I)(L)	180,011	1,688,503
Empresas ICA Sociedad Controladora SA
de CV (I)	305,300	720,933
GMD Resorts SAB de CV (I)	68,200	15,820
Gruma SA de CV (I)	3,214	19,316
Gruma SAB De CV (I)	301,800	456,677
Grupo Aeroportuario del Centro Norte Sab
de CV (L)	2,111	26,704
Grupo Aeroportuario del Centro Norte SAB
de CV	314,100	491,804
Grupo Aeroportuario del Pacifico SA de CV	90,101	2,617,434
Grupo Aeroportuario del Sureste SA de
CV, ADR	28,700	130,950
Grupo Aeroportuario del Sureste SA de
CV, Class B (L)	35,367	1,610,613
Grupo Carso SA de CV	1,048,725	3,352,209
Grupo Cementos de Chihuahua SA de CV (I)	35,500	121,462
Grupo Famsa SAB de CV (I)	334,018	534,613
Grupo Financiero Banorte SA de CV	2,397,900	9,085,026
Grupo Financiero Inbursa SA de CV	266,200	874,774
Grupo Industrial Maseca SA de CV	53,900	48,344
Grupo Industrial Saltillo Sab De Cv (I)	94,000	74,136
Grupo Kuo SAB de CV (I)	164,000	186,406
Grupo Mexicano de Desarrollo (I)	68,200	41,132
Grupo Simec SAB de CV (I)	192,500	450,996
Industrias CH SA de CV (I)	336,700	1,133,524
Maxcom Telecomunicaciones SAB de Cv (I)	85,000	45,349
Organizacion Soriana SA de CV (I)	1,951,200	4,998,299
Qualitas Compania de Seguros SA de CV	318,900	203,426
Sare Holding SAB de CV, Class B (I)	223,600	47,891
Urbi Desarrollos Urbanos SA de CV (I)	831,100	1,542,281

		59,661,820
Philippines - 0.81%
Ayala Corp.	34,000	237,403
Benpres Holdings Corp. (I)	4,577,000	358,587
Empire East Land Holdings, Inc. (I)	2,990,000	28,200
Filinvest Development Corp.	730,000	55,507
Filinvest Land, Inc.	28,180,500	573,196
First Philippine Holdings Corp.	624,200	735,852
Megaworld Corp.	29,442,800	872,002
Metropolitan Bank & Trust Company	1,430,000	1,903,110
Philippine National Bank (I)	456,400	294,934
Rizal Commercial Banking Corp.	602,800	248,978
Robinsons Land Corp.	3,208,200	986,003
Security Bank Corp.	183,427	263,023
Union Bank of Philippines	214,600	$193,604
Universal Robina Corp.	1,507,500	984,439
Vista Land & Lifescapes, Inc.	5,803,000	231,902

		7,966,740
Poland - 1.60%
Agora SA	90,776	613,236
Asseco Poland SA PDA	54,876	867,891
Bank BPH SA (I)	20,507	294,614
Bank Millennium SA (I)	803,286	1,002,267
Bioton SA (I)	4,546,178	264,959
Bomi Sa (I)	17,357	62,933
Boryszew SA (I)	129,258	76,046
Ciech SA (I)	27,133	202,637
Comarch Sa (I)	1,802	41,944
Dom Maklerski Idmsa (I)	148,572	108,076
Echo Investment SA (I)	534,956	650,773
Emperia Holding SA	2,613	66,466
Energomontaz Poludnie Sa	23,320	27,425
Fabryki Mebli Forte SA	23,417	110,288
Farmacol SA (I)	10,785	130,443
Firma Oponiarska Debica SA	7,768	149,932
Grupa Kety SA	17,839	531,639
Grupa Lotos SA (I)	99,148	836,481
Impexmetal SA	98,393	103,201
Koelner Sakoelner Sa (I)	3,500	11,591
Kopex SA (I)	61,117	321,213
Kredyt Bank SA (I)	52,005	236,191
LC Corp. SA (I)	155,767	64,311
MCI Management SA (I)	32,259	58,273
Mostostal-Export SA (I)	22,710	12,192
Netia SA (I)	324,551	451,204
Orbis SA (I)	50,530	528,265
Pekaes SA (I)	6,380	17,985
Pfleiderer Grajewo SA (I)	3,224	6,938
Pol-Aqua SA (I)	4,096	19,275
Polnord SA (I)	19,758	184,773
Polski Koncern Naftowy Orlen SA (I)	631,764	6,551,379
Stalexport Autostrady SA (I)	193,634	85,331
Sygnity SA (I)	19,139	74,218
Synthos SA (I)	1,708,170	895,235
Zaklady Azotowe Pulawy SA	5,389	99,689
Zaklady Azotowe w Tarnowie-
Moscicach SA (I)	7,481	30,798

		15,790,112
Russia - 4.16%
Gazprom OAO, SADR	1,568,580	29,502,630
Lukoil OAO	107,569	5,532,809
Surgutneftegaz, SADR	701,710	6,098,362

		41,133,801
South Africa - 8.69%
ABSA Group, Ltd.	464,467	7,305,957
Adcorp Holdings, Ltd.	17,626	61,378
Aeci, Ltd.	187,782	1,664,946
Afgri, Ltd.	348,059	283,257
African Bank Investments, Ltd.	978,572	3,833,955
Allied Electronics Corp., Ltd.	92,553	286,963
Argent Industrial, Ltd.	113,274	142,670
Aveng, Ltd.	574,379	2,560,845
Barloworld, Ltd.	398,158	2,087,941
Bell Equipment, Ltd. (I)	34,158	41,061
Caxton & CTP Publishers & Printers, Ltd.	185,300	314,927
Ceramic Industries, Ltd.	1,970	27,898
Cipla Medpro South Africa, Ltd. (I)	474,453	324,471

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
DataTec, Ltd.	300,156	$1,107,447
Eqstra Holdings, Ltd. (I)	140,605	88,901
FirstRand, Ltd.	803,318	1,873,516
Freeworld Coatings, Ltd.	94,081	111,343
Gold Fields, Ltd. (L)	586,000	7,834,820
Gold Fields, Ltd.	3,784	50,954
Gold Reef Resorts, Ltd.	5,312	11,062
Grindrod, Ltd.	849,035	1,578,344
Harmony Gold Mining Company, Ltd. (L)	643,794	6,804,903
Hudaco Industries, Ltd.	46,478	421,528
Hulamin, Ltd. (I)	106,030	139,976
Iliad Africa, Ltd.	122,270	129,680
Imperial Holdings, Ltd.	330,886	3,635,469
Investec, Ltd.	419,902	2,926,201
JD Group, Ltd.	361,840	1,902,892
Kap International Holdings, Ltd. (I)	189,283	56,477
Lewis Group, Ltd.	162,466	1,243,582
Liberty Holdings, Ltd.	168,560	1,602,552
Medi-Clinic Corp., Ltd.	389,314	1,328,662
Merafe Resources, Ltd.	2,336,491	378,406
Metair Investments, Ltd.	163,437	180,799
Metropolitan Holdings, Ltd.	1,191,761	2,488,231
Mondi, Ltd.	247,781	1,452,574
Mvelaphanda Group, Ltd. (I)	582,544	585,831
Nampak, Ltd.	951,111	2,374,304
Nedbank Group, Ltd.	402,867	6,263,183
Northam Platinum, Ltd.	257,216	1,511,047
Nu-World Holdings, Ltd.	19,436	53,180
Omnia Holdings, Ltd. (I)	62,401	495,683
Peregrine Holdings, Ltd.	86,314	119,065
PSG Group, Ltd.	96,332	336,680
Sanlam, Ltd.	3,633,942	10,775,905
Sappi, Ltd., SADR (I)	156,861	592,935
Simmer and Jack Mines, Ltd. (I)	1,280,897	160,029
Standard Bank Group, Ltd.	24,211	320,264
Steinhoff International Holdings, Ltd. (I)	2,289,098	5,273,389
Super Group, Ltd. (I)	1,530,546	131,105
Telkom SA, Ltd.	3,000	59,130
Tiger Wheels, Ltd.	32,678	0
Trans Hex Group, Ltd. (I)	44,790	21,984
Trencor, Ltd.	87,122	361,708
Value Group, Ltd.	178,661	86,941

		85,806,951
South Korea - 12.10%
Aekyung Petrochemical Company, Ltd.	5,080	101,277
Artone Paper Manufacturing Company, Ltd. (I)	3,860	13,142
Asia Cement Company, Ltd.	3,240	121,454
Asia Paper Manufacturing Company, Ltd.	1,600	16,213
Asiana Airlines, Inc. (I)	97,780	768,613
BNG Steel Company, Ltd. (I)	4,280	30,986
Bookook Securities Company, Ltd.	4,950	63,969
Boryung Pharmaceutical Company, Ltd.	2,516	28,030
Busan Bank	185,010	1,660,947
BYC Company, Ltd.	240	28,283
Byucksan Corp.	1,580	16,741
Byucksan Engineering & Construction
Company, Ltd. (I)	7,600	8,569
Chin Hung International, Inc. (I)	79,300	33,392
Choil Aluminum
Manufacturing Company, Ltd.	1,630	10,190
Chokwang Leather Company, Ltd.	2,200	17,810
Chong Kun Dang Pharm Corp.	3,530	52,730
Choongwae Pharma Corp.	5,980	83,962
Chosun Refractories Company, Ltd.	1,708	75,561
Chungho Comnet Company, Ltd.	2,270	$15,311
CJ Corp.	16,709	814,928
D.I Corp (I)	12,000	18,964
Dae Chang Industrial Company, Ltd.	26,000	35,973
Dae Dong Industrial Company, Ltd.	9,000	29,765
Dae Han Flour Mills Company, Ltd.	1,232	161,056
Dae Won Kang Up Company, Ltd.	23,117	51,441
Daeduck Electronics Company, Ltd.	41,630	253,984
Daeduck GDS Company, Ltd.	11,450	98,070
Daegu Bank	146,510	1,662,406
Daehan Steel Company, Ltd.	9,250	64,787
Daehan Synthetic Fiber Company, Ltd.	429	23,166
Daekyo Company, Ltd.	44,550	198,065
Daelim Industrial Company, Ltd.	30,763	1,584,890
Daelim Trading Company, Ltd.	1,417	4,665
Daesang Corp. (I)	15,770	115,639
Daesung Industrial Company, Ltd.	2,021	132,930
Daewoo Engineering &
Construction Company, Ltd.	162,970	1,370,666
Daewoo Motor Sales Corp. (I)	45,272	96,725
Daewoong Company, Ltd.	620	8,743
Dahaam E-Tec Company, Ltd.	2,630	61,274
Daishin Securities Company, Ltd.	53,530	613,738
Daiyang Metal Company, Ltd. (I)	6,490	4,720
Daou Technology, Inc.	26,120	158,310
Digital Power Communications Company, Ltd.	13,000	13,078
Dong Ah Tire & Rubber Company, Ltd.	10,970	73,174
Dong Hae Pulp Company, Ltd. (I)	14,710	89,446
Dong Wha Pharmaceutical Company, Ltd.	13,550	58,623
Dong-Il Corp.	364	16,635
Dongbang Transport Logistics Company, Ltd.	5,500	12,138
Dongbu Corp.	12,860	69,960
Dongbu HiTek Company, Ltd. (I)	26,970	253,600
Dongbu Securities Company, Ltd.	32,430	151,892
Dongbu Steel Company, Ltd.	23,705	201,360
Dongil Industries Company, Ltd.	1,340	77,185
Dongil Rubber Belt Company, Ltd.	6,676	31,873
Dongkuk Steel Mill Company, Ltd.	40,760	724,108
Dongwon F&B Company, Ltd.	870	36,886
Dongyang Engineering & Construction Corp.	1,044	10,776
Dongyang Mechatronics Corp.	24,643	135,733
Doosan Industrial Development Company, Ltd.	29,260	103,376
DPI Holdings Company, Ltd.	5,790	23,458
Engene Investment & Securities
Company, Ltd. (I)	457,300	266,991
F&F Company, Ltd.	4,900	15,599
Fursys, Inc.	4,840	130,705
Gaon Cable Company, Ltd.	2,877	64,406
Global & Yuasa Battery Company, Ltd.	1,920	45,146
GS Holdings Corp.	56,510	1,761,653
Gwangju Shinsegae Company, Ltd.	1,111	138,914
Hae In Corp.	1,756	5,644
Halla Engineering & Construction Corp.	14,352	149,965
Han Kuk Carbon Company, Ltd.	7,590	35,450
Hana Financial Group, Inc.	171,900	4,552,916
Handok Pharmaceuticals Company, Ltd.	1,000	11,669
Handsome Company, Ltd.	17,320	215,306
Hanil Cement Manufacturing Company, Ltd.	6,209	306,688
Hanil Construction Company, Ltd. (I)	3,058	5,955
Hanil E-Wha Company, Ltd.	6,200	41,224
Hanjin Heavy Industries &
Construction Company, Ltd.	15,200	319,525
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	140,692
Hanjin Shipping Company, Ltd. (I)	60,409	1,816,542

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanjin Transportation Company, Ltd.	11,210	$364,807
Hankook Cosmetics Company, Ltd.	1,408	10,024
Hankuk Electric Glass Company, Ltd.	1,800	49,793
Hankuk Glass Industries, Inc.	1,970	40,663
Hankuk Paper Manufacturing Company, Ltd.	3,920	107,902
Hanshin Construction Company, Ltd.	3,090	23,198
Hansol Chemical Company, Ltd.	2,900	32,523
Hansol Paper Company, Inc.	40,470	463,135
Hanwha Chemical Corp.	90,236	1,298,953
Hanwha Securities Company, Ltd.	58,320	319,141
Hanwha Timeworld Company, Ltd.	2,650	31,451
Hanyang Securities Company, Ltd.	11,820	85,947
Heung-A Shipping Company, Ltd.	17,782	13,859
Hite Holdings Company, Ltd.	7,640	133,521
Honam Petrochemical Corp.	15,849	1,878,849
Hotel Shilla Company, Ltd.	19,080	382,170
HS R&A Company, Ltd.	2,200	24,840
Husteel Company, Ltd.	6,110	75,819
Hwacheon Machine Tool Company, Ltd.	940	30,387
HwaSung Industrial Company, Ltd. (I)	2,730	11,809
Hyosung Corp.	12,138	769,214
Hyundai Cement Company, Ltd.	6,160	30,332
Hyundai Development Company	10,850	241,298
Hyundai DSF Company, Ltd.	2,300	16,337
Hyundai Elevator Company, Ltd.	2,202	87,280
Hyundai H & S Company, Ltd.	40,000	308,470
Hyundai Hysco Company, Ltd.	35,500	511,919
Hyundai Mipo Dockyard Company, Ltd.	12,693	1,333,207
Hyundai Motor Company, Ltd.	147,923	17,327,997
Hyundai Pharmaceutical
Industrial Company, Ltd.	15,500	21,462
Hyundai Securities Company, Ltd.	135,215	1,276,465
Hyundai Steel Company	43,970	3,224,374
Il Dong Pharmaceutical Company, Ltd.	2,010	56,191
Iljin Diamond Company, Ltd. (I)	661	8,756
Iljin Holdings Company, Ltd.	24,771	65,552
Ilshin Spinning Company, Ltd.	370	26,758
Ilsung Pharmaceutical Company, Ltd.	1,895	107,442
Industrial Bank of Korea	147,390	1,720,073
Inzi Controls Company, Ltd.	6,050	20,319
IS Dongseo Company, Ltd.	9,640	89,173
ISU Chemical Company, Ltd.	7,460	105,330
Jahwa Electronics Company, Ltd.	15,120	74,470
Jeil Mutual Savings Bank (I)	1,820	10,272
Jeil Pharmaceutical Company	13,980	128,577
Jeonbuk Bank, Ltd.	47,387	262,796
Jinheung Mutual Savings Bank
Company, Ltd. (I)	36,500	107,174
Joongang Construction Company, Ltd. (I)	1,260	2,197
KB Financial Group, Inc., ADR (L)	337,409	12,784,427
KC Tech Company, Ltd.	26,830	148,820
KCC Corp.	5,367	1,292,858
KCTC	1,530	26,617
Keangnam Enterprises, Ltd. (I)	8,628	55,547
Keyang Electric Machinery Company, Ltd.	13,000	23,556
KG Chemical Corp.	5,600	46,786
KIC, Ltd. (I)	6,540	33,934
KISCO Corp.	3,841	95,972
KISCO Holdings Company, Ltd.	778	28,501
KISWIRE, Ltd.	4,735	139,913
Kolon Engineering &
Construction Company, Ltd.	19,480	65,652
Korea Airport Service Company, Ltd.	2,720	93,496
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	17,024
Korea Circuit Company, Ltd. (I)	5,300	20,631
Korea Development Corp. (I)	3,750	$11,284
Korea Development Financing Corp.	930	24,299
Korea Electric Terminal Company, Ltd.	5,770	97,212
Korea Exchange Bank	263,760	2,684,247
Korea Express Company, Ltd. (I)	1,824	90,596
Korea Flange Company, Ltd. (I)	4,810	39,100
Korea Green Paper Manufacturing
Company, Ltd. (I)	4,634	5,112
Korea Investment Holdings Company, Ltd.	43,690	1,106,767
Korea Line Corp. (I)	8,086	315,173
Korea Mutual Savings Bank (I)	1,980	15,920
Korean Petrochemical
Industrial Company, Ltd.	2,430	110,750
KP Chemical Corp.	27,370	257,388
KPX Chemcial Company, Ltd.	933	36,393
KTB Network Corp. (I)	55,710	164,833
Kukdo Chemical Company, Ltd.	1,890	45,549
Kumho Industrial Company, Ltd. (I)	26,880	72,875
Kumho Investment Bank	160,570	132,629
Kumkang Industrial Company, Ltd.	1,400	9,242
Kunsul Chemical Industrial Company, Ltd.	1,970	22,709
Kwang Dong Pharmaceutical Company, Ltd.	51,130	120,221
Kyeryong Construction
Industrial Company, Ltd.	6,260	77,512
Kyung Nong Corp.	9,470	29,637
Kyungbang, Ltd. (I)	1,042	95,048
Lee Ku Industrial Company, Ltd.	8,395	11,177
LG Display Company, Ltd., ADR (L)	152,600	2,456,860
LG Electronics, Inc.	35,606	2,719,010
Livart Furniture Company, Ltd.	1,200	7,899
Lotte Chilsung Beverage Company, Ltd.	825	534,434
Lotte Confectionery Company, Ltd.	833	868,253
Lotte Midopa Company, Ltd.	7,590	65,328
Lotte Samkang Company, Ltd.	924	217,761
Lotte Shopping Company, Ltd.	10,283	2,945,000
Manho Rope & Wire, Ltd. (I)	1,350	18,159
Meritz Securities Company, Ltd. (I)	230,139	186,764
Moorim Paper Company, Ltd.	5,200	35,562
Motonic Corp.	4,470	37,324
Namyang Dairy Products Company, Ltd.	531	216,944
Nexen Corp.	1,160	47,207
Nong Shim Company, Ltd.	686	128,569
Nong Shim Holdings Company, Ltd.	2,560	134,954
On*Media Corp. (I)	74,260	184,827
Pacific Corp.	3,745	476,132
Pang Rim Company, Ltd.	910	9,484
PaperCorea, Inc. (I)	2,800	14,842
Poonglim Industrial Company, Ltd. (I)	3,790	5,569
Poongsan Corp.	9,127	227,688
Poongsan Holdings Corp.	5,382	109,775
POSCP Coated & Color Steel Company, Ltd.	4,050	84,107
Pumyang Construction Company, Ltd.	1,411	6,013
Pusan City Gas Company, Ltd.	7,300	121,491
S&T Daewoo Company, Ltd. (I)	3,680	83,837
S&T Dynamics Company, Ltd.	13,070	198,664
S&T Holdings Company, Ltd.	12,830	141,666
Saehan Media Company, Ltd. (I)	4,273	14,683
Sam Kwang Glass Industrial Company, Ltd.	750	26,568
Sam Lip General Foods Company, Ltd.	2,300	16,579
Sam Young Electronics Company, Ltd.	10,510	97,013
Sam Yung Trading Company, Ltd.	4,459	17,415
Sambu Construction Company, Ltd.	5,032	62,750
Samhwa Paint Industrial Company, Ltd.	5,090	19,607
Samick Musical Instruments Company, Ltd.	8,450	6,968
Samick THK Company, Ltd.	6,800	34,052

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Company, Ltd.	34,482	$4,821,054
Samwhan Corp.	6,280	42,550
Samyang Corp.	6,510	300,154
Samyang Genex Company, Ltd.	2,270	115,451
Samyang Tongsang Company, Ltd.	1,360	27,930
Savezone I&C Corp. (I)	16,880	36,377
Seah Besteel Corp.	12,390	201,539
SeAH Holdings Corp.	1,122	58,585
SeAH Steel Corp.	2,835	87,606
Sebang Company, Ltd.	11,820	156,410
Sejong Industrial Company, Ltd.	7,870	77,455
SGWICUS Corp. (I)	84,000	22,780
SH Chemical Company, Ltd. (I)	30,567	10,434
Shin Poong Pharmaceutical Company, Ltd.	1,870	42,798
Shinhan Engineering & Construction
Company, Ltd. (I)	6,016	30,310
Shinhan Financial Group
Company, Ltd., SADR (L)	193,907	14,159,089
Shinil Engineering Company, Ltd. (I)	3,180	10,013
Shinsegae Engineering &
Construction Company, Ltd.	700	7,058
Shinsung ENG Company, Ltd. (I)	1,950	8,063
Shinsung FA Company, Ltd.	1,950	9,231
Shinwon Corp.	27,180	30,738
Shinyoung Securities Company, Ltd.	5,296	159,681
Silla Company, Ltd.	3,416	35,306
Sindoh Company, Ltd.	3,959	159,997
SJM Company, Ltd.	2,999	8,134
SK Energy Company, Ltd.	20,370	1,807,184
SK Gas Company, Ltd.	2,870	94,815
SK Holdings Company, Ltd.	35,524	2,526,204
SK Networks Company, Ltd.	12,600	106,305
SKC Company, Ltd.	15,700	375,162
SL Corp.	6,500	57,563
Solomon Mutual Savings Bank (I)	3,600	9,567
Ssangyong Cement Industrial
Company, Ltd. (I)	20,770	89,729
STX Pan Ocean Company, Ltd.	35,170	321,321
STX Shipbuilding Company, Ltd.	19,240	179,530
Suheung Capsule Company, Ltd.	2,800	14,445
Sung Bo Chemicals Company, Ltd.	950	22,162
Sungjee Construction Company, Ltd. (I)	1,400	1,151
Sungshin Cement Company, Ltd. (I)	15,480	56,301
Sunjin Company, Ltd. (I)	1,260	40,754
Tae Kyung Industrial Company, Ltd.	10,000	38,602
Taegu Department Store Company, Ltd.	9,340	90,144
Taekwang Industrial Company, Ltd.	444	270,737
Taeyoung Engineering & Construction, Ltd.	55,620	214,238
Taihan Electric Wire Company, Ltd. (I)	27,070	215,398
Taihan Textile Company, Ltd. (I)	290	6,430
Tailim Packaging Industrial Company, Ltd.	30,000	34,230
Tec & Company (I)	35,280	6,888
Telcoware Company, Ltd.	3,800	22,864
The Basic House Company, Ltd. (I)	2,600	27,981
TS Corp.	2,616	93,591
Uangel Corp.	3,800	15,056
Unid Company, Ltd.	1,200	41,021
Union Steel Company, Ltd. (I)	8,940	165,729
Wiscom Company, Ltd.	3,760	12,894
Woongjin Holdings Company, Ltd. (I)	36,730	350,516
Woori Finance Holdings Company, Ltd.	31,820	374,787
Woori Financial Company, Ltd.	5,310	40,542
Woori Investment & Securities Company, Ltd.	95,320	1,217,005
YESCO Company, Ltd.	1,950	37,725
Yoosung Enterprise Company, Ltd.	6,386	13,294
Youlchon Chemical Company, Ltd.	19,470	$140,734
Young Poong Corp.	617	286,081
Young Poong Paper
Manufacturing Company, Ltd.	650	9,022
Youngone Corp.	18,824	127,219
Youngone Holdings Company, Ltd.	5,706	114,653
YuHwa Securities Company, Ltd.	3,410	42,068

		119,492,152
Taiwan - 12.03%
Accton Technology Corp.	664,000	327,535
Achem Technology Corp.	103,000	44,872
Action Electronics Company, Ltd. (I)	185,000	61,554
AGV Products Corp. (I)	521,505	202,070
Ampoc Far-East Co., Ltd.	86,993	42,303
Apex Science & Engineering (I)	6,000	2,736
Arima Communication Corp. (I)	332,000	108,022
Arima Optoelectronics Corp. (I)	85,000	18,685
Asia Cement Corp.	1,412,000	1,237,659
Asia Optical Company, Inc.	48,000	76,819
Asia Polymer Corp.	229,000	187,869
Asustek Computer, Inc.	262,923	1,939,597
AU Optronics Corp. (L)	944,102	8,383,626
Audix Corp. (I)	81,200	58,913
Aurora Systems Corp.	127,000	83,048
Avision, Inc.	154,751	94,092
Bank of Kaohsiung, Ltd. (I)	464,760	149,786
BenQ Corp. (I)	32,000	15,718
BES Engineering Corp.	2,195,700	492,184
Biostar Microtech International Corp. (I)	36,000	22,984
C Sun Manufacturing, Ltd.	85,607	50,460
Cameo Communications, Inc.	116,000	58,293
Carnival Industrial Corp. (I)	205,000	61,406
Cathay Chemical Works, Inc.	93,000	32,534
Cathay Real Estate
Development Company, Ltd.	1,335,000	462,728
Central Reinsurance Company, Ltd. (I)	293,422	147,573
Chain Qui Development Company, Ltd.	75,000	54,658
Champion Building Materials Company, Ltd.	436,554	300,475
Chang Hwa Commercial Bank, Ltd.	4,676,000	2,129,879
Charoen Pokphand Enterprise.	99,000	54,517
Cheng Loong Corp. (I)	1,358,000	491,712
Chia Hsin Cement Corp. (I)	661,457	283,898
Chien Kuo Construction Company, Ltd.	11,000	5,901
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	37,537
Chilisin Electronics Corp.	96,900	89,879
Chin-Poon Industrial Company, Ltd.	571,571	401,749
China Airlines, Ltd. (I)	1,862,806	945,000
China Chemical &
Pharmaceutical Company, Ltd.	32,000	19,064
China Development Financial
Holdings Corp. (I)	14,052,287	3,756,174
China General Plastics Corp. (I)	495,000	152,610
China Glaze Company, Ltd. (I)	109,203	82,718
China Manmade Fibers Corp. (I)	1,729,000	504,787
China Metal Products Company, Ltd.	141,779	176,253
China Motor Company, Ltd. (I)	929,125	537,637
China Petrochemical Development Corp. (I)	2,652,320	1,335,205
China Steel Structure Company, Ltd.	169,000	116,588
China Synthetic Rubber Corp.	66,965	63,293
China Wire & Cable Company, Ltd. (I)	110,000	34,641
Chinatrust Financial Holding Company, Ltd.	2,431,696	1,326,758
Chun Yu Works & Company, Ltd.	155,000	47,111
Chun Yuan Steel Industrial Company, Ltd.	616,525	234,655

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chung Hsin Electric & Machinery
Manufacturing Corp. (I)	11,000	$5,821
Chung Hung Steel Corp. (I)	104,000	40,876
Chung Hwa Pulp Corp.	487,000	199,673
Chunghwa Picture Tubes, Ltd. (I)	11,798,000	764,679
CMC Magnetics Corp. (I)	4,348,000	1,080,567
Collins Company, Ltd.	130,200	53,240
Compeq Manufactuing Company, Ltd. (I)	1,453,000	364,633
Continental Holdings Corp.	848,000	307,300
D-Link Corp.	389,834	295,263
Darfon Electronics Corp.	37,000	40,314
Delpha Construction Company, Ltd.	139,967	52,830
Dynamic Electronics Company, Ltd.	40,000	31,434
E.Sun Financial Holding Company, Ltd. (I)	5,150,741	2,084,460
Eastern Media International Corp. (I)	1,273,049	318,137
Eclat Textile Company, Ltd.	111,554	71,612
Edom Technology Company, Ltd. (I)	96,000	48,965
Elitegroup Computer Systems Company, Ltd.	968,793	332,594
Enlight Corp. (I)	163,769	6,072
EVA Airways Corp. (I)	1,509,893	885,632
Everest Textile Company, Ltd. (I)	230,000	43,028
Evergreen International Storage &
Transport Corp. (I)	108,600	75,247
Evergreen Marine Corp. (I)	1,753,000	1,105,601
Everspring Industry Company, Ltd. (I)	182,000	61,733
Evertop Wire Cable Corp. (I)	147,414	29,805
Excel Cell Electronic Company, Ltd.	34,000	17,271
Far Eastern Department Stores Company, Ltd.	230,000	187,291
Far Eastern International Bank (I)	1,632,065	516,433
Federal Corp. (I)	462,598	266,442
First Copper Technology Company, Ltd. (I)	356,000	138,704
First Financial Holding Company, Ltd. (I)	3,708,850	2,041,793
First Hotel	52,000	39,668
First Insurance Company, Ltd. (I)	137,475	58,659
Formosa Oilseed Processing (I)	80,000	32,724
Formosa Taffeta Company, Ltd.	1,399,000	977,590
Formosan Rubber Group, Inc. (I)	235,000	163,041
Formosan Union Chemical	318,094	138,401
FU I Industrial Company, Ltd. (I)	202,000	52,524
Fullerton Technology Company, Ltd. (I)	56,000	59,880
Fwusow Industry Company, Ltd.	156,970	61,864
Getac Technology Corp.	460,000	265,360
Giantplus Technology Company, Ltd. (I)	114,000	53,510
Gigabyte Technology Company, Ltd.	854,000	831,325
Gold Circuit Electronics, Ltd.	666,204	210,867
Goldsun Development &
Construction Company, Ltd.	1,596,500	688,930
Gordon Auto Body Parts Company, Ltd.	120,184	42,533
Grand Pacific Petrochemical Corp. (I)	783,000	299,137
Great China Metal Industry Company, Ltd.	90,000	67,591
GTM Corp. (I)	159,000	99,752
Hannstar Board Corp.	14,000	10,508
HannStar Display Corp. (I)	4,222,000	801,628
Hey Song Corp.	640,000	423,892
Hitron Technology, Inc.	47,305	28,755
Ho Tung Chemical Corp. (I)	576,030	275,669
Hocheng Group Corp. (I)	424,500	142,118
Hong TAI Electric Industrial Company, Ltd.	351,000	138,349
Hsin Kuang Steel Company, Ltd.	312,085	240,046
Hsing TA Cement Company, Ltd.	435,000	130,842
Hua Eng Wire & Cable Company, Ltd.	994,000	322,380
Hua Nan Financial Holdings Company, Ltd.	888,000	507,960
Hung Ching Development Company, Ltd.	173,000	85,995
Hung Sheng Construction Company, Ltd.	752,000	375,401
Hwa Fong Rubber Company, Ltd. (I)	427,770	155,289
Ichia Technologies, Inc. (I)	478,180	$230,487
InnoLux Display Corp.	3,755,073	3,860,459
Inventec Appliances Corp.	39,000	27,755
Inventec Company, Ltd.	2,148,410	1,143,036
Jui Li Enterprise Company, Ltd. (I)	66,950	16,328
K Laser Technology, Inc.	82,214	55,834
Kang Na Hsiung Enterprise Company, Ltd.	40,000	23,875
Kaulin Manufacturing Company, Ltd.	202,710	160,963
KEE TAI Properties Company, Ltd.	327,001	144,113
King Yuan Electronics Company, Ltd.	1,771,796	728,890
King’s Town Bank (I)	1,281,000	421,627
Kinko Optical Company, Ltd. (I)	97,000	99,542
Kinpo Electronics, Inc. (I)	1,828,269	489,906
Kwong Fong Industries Corp. (I)	998,000	235,056
L&K Engineering Company, Ltd. (I)	5,000	4,677
Lan Fa Textile Company, Ltd. (I)	169,781	51,275
Lead Data, Inc. (I)	289,753	56,851
Lealea Enterprise Company, Ltd. (I)	984,350	370,206
Lee Chang Yung Chemical Industries Corp.	181,675	216,440
LEE CHI Enterprises Company, Ltd.	118,000	48,579
Lelon Electronics Corp. (I)	53,000	29,842
Leofoo Development Company, Ltd. (I)	36,000	20,795
Li Peng Enterprise Company, Ltd. (I)	643,864	263,719
Lien Hwa Industrial Corp.	753,807	366,542
Lingsen Precision Industries, Ltd.	372,481	223,529
Lite-on It Corp.	62,000	67,156
Lite-On Semiconductor Corp. (I)	116,000	64,460
Lite-On Technology Corp.	1,968,757	2,153,550
Long Chen Paper Company, Ltd. (I)	780,771	238,077
Lucky Cement Corp. (I)	390,000	85,433
Macronix International Company, Ltd.	3,345,187	2,190,981
Marketech International Corp. (I)	57,000	25,764
Masterlink Securities Corp (I)	303,000	104,500
Mayer Steel Pipe Corp. (I)	270,522	186,817
Mega Financial Holding Company, Ltd.	12,395,000	6,622,249
Meiloon Industrial Company, Ltd.	117,048	42,016
Mercuries & Associates, Ltd. (I)	75,000	37,798
Mercuries Data Systems, Ltd. (I)	204,000	75,536
Micro-Star International Company, Ltd.	1,410,264	738,640
Microelectronics Technology	3,000	1,448
Mitac International	1,913,956	720,367
Mobiletron Electronics Company, Ltd. (I)	56,000	39,129
Mosel Vitelic, Inc. (I)	3,000	1,292
Mustek Systems, Inc. (I)	28,367	3,560
Nantex Industry Company, Ltd.	11,000	7,348
Nien Hsing Textile Company, Ltd.	663,000	359,215
Optimax Technology Corp. (I)	285,000	38,703
Orient Semiconductor Electronics, Ltd. (I)	264,000	66,470
Oriental Union Chemical Corp.	311,000	229,462
Pacific Construction Company, Ltd. (I)	160,000	24,324
Pegatron Corp. (I)	707,660	661,817
Phihong Technology Company, Ltd.	417,919	415,444
Plotech Company, Ltd.	4,000	2,512
Polaris Securities Company, Ltd. (I)	769,000	335,694
Pou Chen Corp.	1,347,400	1,043,686
President Securities Corp. (I)	236,000	115,782
Prodisc Technology, Inc. (I)	762,000	11,800
Promate Electronic Company, Ltd.	1,000	811
Quintain Steel Company, Ltd. (I)	325,500	92,102
Radiant Opto-Electronics Corp.	29,000	38,960
Ralec Electronic Corp.	39,292	74,549
Reward Wool Industry Corp. (I)	186,000	43,921
Rexon Industrial Corp., Ltd. (I)	80,000	29,401
Ritek Corp. (I)	4,226,029	1,050,261
Sampo Corp. (I)	1,318,000	176,161

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Sanyang Industrial Company, Ltd. (I)	898,924	$354,771
Sheng Yu Steel Company, Ltd.	169,000	110,260
Shihlin Electric & Engineering Corpshihlin
Electric & Engineer	12,000	13,067
Shinkong Synthetic Fibers Corp. (I)	2,012,000	668,206
Sigurd Microelectronics Corp.	376,293	276,500
Silicon Integrated Systems Corp.	248,000	153,708
Sinbon Electronics Company, Ltd.	10,000	7,058
Sinon Corp.	368,650	148,808
SinoPac Holdings Company, Ltd. (I)	9,862,000	3,107,103
Siward Crystal Technology Company, Ltd.	64,213	27,383
Solomon Technology Corp. (I)	78,394	32,117
Southeast Cement Company, Ltd. (I)	295,000	98,776
Spirox Corp.	127,068	90,802
Springsoft, Inc.	63,000	55,123
Stark Technology, Inc.	57,000	51,481
Sunplus Technology Company, Ltd. (I)	75,000	51,913
Supreme Electronics Company, Ltd. (I)	4,000	2,873
Sweeten Construction Company, Ltd.	33,000	16,212
Ta Chen Stainless Pipe Company, Ltd. (I)	470,000	293,292
Ta Chong Bank, Ltd. (I)	3,180,000	634,749
Ta Ya Electric Wire & Cable
Company, Ltd. (I)	965,244	237,046
Tah Hsin Industrial Company, Ltd. (I)	217,000	147,191
Taichung Commercial Bank	1,611,112	434,466
Tainan Enterprises Company, Ltd.	194,250	203,838
Tainan Spinning Company, Ltd. (I)	1,725,000	702,125
Taishin Financial Holdings Company, Ltd. (I)	6,124,403	2,359,846
Taisun Enterprise Company, Ltd. (I)	361,000	194,138
Taita Chemical Company, Ltd. (I)	103,000	37,781
Taiwan Business Bank (I)	3,486,000	914,683
Taiwan Cement Corp.	1,581,000	1,333,048
Taiwan Cogeneration Corp	271,000	142,021
Taiwan Cooperative Bank	5,148,467	3,099,980
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	134,358
Taiwan Glass Industrial Corp.	780,069	711,850
Taiwan International Securities Corp. (I)	145,000	42,670
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Mask Corp.	479,000	166,973
Taiwan Nano Electro-optical Technology
Company, Ltd. (I)	53,000	32,173
Taiwan Paiho, Ltd.	383,200	307,597
Taiwan Pulp & Paper Corp. (I)	394,000	135,036
Taiwan Sakura Corp.	103,006	76,870
Taiwan Sogo Shin Kong	5,000	3,644
Taiwan Styrene Monomer Corp. (I)	718,159	295,765
Taiwan Tea Corp. (I)	106,000	56,161
Taiyen Biotech Company, Ltd. (I)	335,000	199,089
Tatung Company, Ltd. (I)	5,377,000	941,023
Teapo Electronic Corp. (I)	205,000	45,684
Teco Electric & Machinery Company, Ltd.	2,874,000	1,180,387
Tex-Ray Industrial Company, Ltd. (I)	90,000	27,157
Ton Yi Industrial Corp. (I)	664,000	283,636
Topco Scientific Company, Ltd.	11,000	12,042
Tung Ho Steel Enterprise Corp.	2,000	1,568
Twinhead International Corp. (I)	224,000	31,390
TYC Brother Industrial Company, Ltd.	149,000	91,284
Tycoons Group Enterprise Company, Ltd. (I)	566,000	96,742
TZE Shin International Company, Ltd. (I)	49,693	19,201
U-Tech Media Corp. (I)	180,000	70,558
Unimicron Technology Corp.	1,069,790	1,554,008
Union Bank of Taiwan (I)	842,000	201,180
Unitech Electronics Company, Ltd.	158,039	89,982
Unitech Printed Circuit Board Corp. (I)	609,550	190,469
United Microelectronics Corp.	18,117,794	8,009,473
Universal Cement Corp. (I)	868,108	$366,128
Universal Microelectronics Company, Ltd. (I)	60,000	29,362
UPC Technology Corp.	875,374	464,444
USI Corp. (I)	883,000	536,232
Ve Wong Corp.	86,050	66,374
Walsin Lihwa Corp. (I)	4,214,000	1,552,421
Walsin Technology Corp. (I)	881,064	460,394
Walton Advanced Engineering, Inc. (I)	174,000	80,668
Wan Hai Lines, Ltd. (I)	920,000	566,162
Waterland Financial Holding Company (I)	2,555,007	758,687
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	21,966
Weikeng Industrial Company, Ltd.	90,000	60,326
Winbond Electronics Corp. (I)	4,720,000	1,181,898
Wintek Corp. (I)	1,522,000	1,217,666
WT Microelectronics Company, Ltd.	101,000	104,598
WUS Printed Circuit Company, Ltd. (I)	555,000	219,190
Yageo Corp.	3,548,000	1,430,339
Yang Ming Marine Transport Corp.	2,125,709	1,076,922
Yeun Chyang Industrial Company, Ltd.	3,000	1,883
Yi Jinn Industrial Company, Ltd. (I)	219,800	54,841
Yieh Phui Enterprise Company, Ltd.	1,642,733	591,413
Yuen Foong Yu Paper Manufacturing
Company, Ltd. (I)	1,620,982	581,679
Yulon Motor Company, Ltd.	1,281,827	1,255,797
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	87,950
Yungtay Engineering Company, Ltd.	529,000	430,641
Zenitron Corp.	116,000	69,915
Zig Sheng Industrial Company, Ltd.	231,264	96,920
Zyxel Communications Corp.	294,000	172,728

		118,848,804
Thailand - 2.25%
Aapico Hitech PCL (I)	120,600	39,095
Asia Plus Securities PCL	440,200	23,104
Asian Property Development PCL	753,500	129,112
Bangchak Petroleum PCL	613,200	259,365
Bangkok Aviation Fuel Services PCL (I)	139,371	35,069
Bangkok Bank PCL	1,131,100	4,330,146
Bangkok Bank PCL, NVDR	145,000	566,103
Bangkok Expressway PCL	436,200	234,328
Bangkok Insurance PCL	3,250	21,372
Bangkokland PCL (I)	6,345,600	109,711
Bank of Ayudhya PCL	2,762,100	1,687,216
Cal-Comp Electronics Thailand PCL (I)	1,880,300	210,148
Capital Nomura Securities PCL	25,000	21,998
Central Plaza Hotel PCL	553,900	67,720
Delta Electronics Thailand PCL (I)	693,000	494,236
Eastern Water Resources Development &
Management PCL	295,200	46,025
Esso Thailand PCL (I)	314,700	62,182
G J Steel PCL (I)	12,761,300	70,918
G Steel PCL (I)	3,947,700	46,314
Golden Land Property PCL (I)	37,000	4,073
Hana Microelectronics PCL (I)	90,000	75,023
Hemaraj Land & Development PCL	4,907,500	230,299
IRPC PCL	9,170,900	1,172,199
Italian-Thai Development PCL (I)	2,420,700	216,734
Jasmine International PCL	848,500	12,312
KGI Securities Thailand PCL	1,851,200	65,726
Kiatnakin Finance PCL	356,200	299,674
Krung Thai Bank PCL	6,088,200	2,368,364
Krungthai Card PCL (I)	134,500	44,432
Major Cineplex Group PCL	361,900	105,028
MBK PCL	46,300	115,428

103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Padaeng Industry PCL	79,100	$54,703
Polyplex PCL (I)	372,400	98,877
Power Line Engineering PCL (I)	449,400	19,841
Pranda Jewelry PCL	214,300	42,344
Precious Shipping PCL	577,100	324,274
PTT Aromatics & Refining PCL	1,300,600	1,013,898
PTT Chemical PCL	719,500	2,332,433
Regional Container Lines PCL (I)	209,100	89,734
Saha-Union PCL (I)	157,500	155,604
Sahaviriya Steel Industries PCL (I)	5,606,100	264,814
Samart Corp. PCL	306,200	52,940
Sansiri PCL	965,300	151,992
SC Asset Corp. PCL	168,200	58,680
Seamico Securities PCL	416,000	23,247
Serm Suk PCL	86,700	90,340
Sino Thai Engineering & Construction PCL	314,300	68,410
Sri Trang Agro-Industry PCL (I)	95,900	258,329
Supalai PCL	991,500	292,338
Tata Steel Thailand PCL (I)	6,083,300	300,503
Thai Carbon Black PCL	44,000	33,961
Thai Oil PCL	825,400	1,127,630
Thai Plastic & Chemical PCL	352,400	191,486
Thai Stanley Electric PCL	18,400	86,064
Thaicom PCL (I)	488,500	85,212
Thanachart Captial PCL	1,082,400	969,114
Thoresen Thai Agencies PCL	367,260	263,057
Total Access Communication PCL	44,500	50,490
TPI Polene PCL	1,434,900	460,727
Vanachai Group PCL	672,300	102,122

		22,226,618
Turkey - 2.95%
Adana Cimento Sanayi	184,365	62,288
Akcansa Cimento AS	84,580	340,402
Aksa Akrilik Kimya Sanayi AS	170,085	271,954
Aksigorta AS	231,109	265,829
Alarko Holding AS	146,982	291,837
Anadolu Cam Sanayi AS (I)	171,177	225,076
Anadolu Isuzu Otomotiv Sanayi AS (I)	6,122	23,222
Anadolu Sigorta AS	360,610	230,338
Arcelik AS	373,263	1,560,112
Aygaz AS	179,454	716,857
Bati Cimento AS	7,926	37,873
BatiSoke AS (I)	23,755	20,361
Bolu Cimento Sanayii AS	117,979	121,701
Borusan Mannesmann Boru Sanayi AS	14,559	153,990
Brisa Bridgestone Sabanci	832	48,993
Cemtas Celik Makina (I)	98,165	54,115
Cimsa Cimento Sanayi veTicaret	97,578	536,671
Dogan Sirketler Grubu Holdings AS	1,541,781	974,786
Dogus Otomotiv Servis ve Ticaret AS (I)	76,312	324,755
Eczacibasi Ilac Sanayi AS	333,256	467,766
Eregli Demir ve Celik Fabrikalari (I)	959,209	2,427,519
Gentas Genel Metal Sanayi ve Ticaret AS	43,807	35,631
Global Yatirim Holding AS (I)	380,889	164,019
Goldas Kuyumculuk Sanayi AS (I)	54,846	35,979
Goodyear Lastikleri Turk AS (I)	18,938	178,343
GSD Holding AS (I)	418,949	259,042
Gunes Sigorta AS (I)	118,521	138,773
HACI Omer Sabanci Holding AS	165,475	662,083
Hektas Ticaret TAS	67,687	53,743
Hurriyet Gazetecilik AS	393,389	317,557
Ihlas Holding AS (I)	544,592	207,563
Izmir Demir Celik Sanayi AS (I)	32,233	45,281
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	$206,436
KOC Holdings AS	888,143	2,994,524
Konya Cimento Sanayi AS	708	53,274
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	330,219	658,356
Marmaris Marti Otel Isletmeleri AS (I)	100,968	81,120
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,375	45,747
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	43,099
Net Turizm Ticaret ve Sanayi AS (I)	196,638	129,475
Nortel Networks Netas Telekomunikasyon AS	15,339	518,442
Parsan Makina Parcalari Sanayi AS (I)	48,236	41,527
Petkim Petrokimya Holding AS (I)	156,307	1,037,616
Pinar Entegre Et ve Un Sanayi AS	36,324	129,048
Pinar Sut Mamulleri Sanayii AS	25,633	136,668
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	41,996
Sarkuysan Elektrolitik Bakir AS	84,128	159,645
Sekerbank TAS	354,271	329,926
Tekfen Holding AS	254,173	746,685
Tekstil Bankasi AS (I)	84,007	52,607
Tofas Turk Otomobil Fabrik AS	214,244	720,844
Trakya Cam Sanayi AS (I)	396,688	529,393
Turcas Petrolculuk AS	68,710	216,912
Turk Ekonomi Bankasi AS (I)	412,721	496,762
Turk Hava Yollari AS (I)	719,999	1,768,369
Turk Sise ve Cam Fabrikalari AS (I)	697,102	759,423
Turkiye Is Bankasi AS	522,375	1,617,316
Turkiye Sinai Kalkinma Bankasi AS	674,738	748,044
Turkiye Vakiflar Bankasi Tao	1,365,250	3,099,878
Ulker Gida Sanayi ve Ticaret AS	110,020	292,511
Usas Ucak Servisi AS (I)	27,986	40,692
Uzel Makina Sanayi AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	152,180	197,982

		29,148,776

TOTAL COMMON STOCKS (Cost $812,843,796)		$945,898,366

PREFERRED STOCKS - 3.41%
Brazil - 3.40%
Banco Cruzeiro do Sul SA	14,000	85,319
Banco Daycoval SA	109,400	533,363
Banco do Estado do Rio Grande do Sul	257,800	1,875,298
Banco Industrial e Comercial SA	162,700	1,062,733
Banco Panamericano SA	143,300	694,668
Banco Pine SA	47,200	249,729
Banco Sofisa SA	88,400	193,452
Bardella SA Industrias Mecanicas	916	76,162
Companhia de Ferro Ligas Da Bahia	48,324	277,093
Companhia de Tecidos Norte de Minas SA	105,600	273,214
Confab Industrial SA	399,517	1,077,921
Forjas Taurus SA	27,570	76,371
Inepar SA Industria E Construcoes (I)	24,400	62,183
Klabin SA	651,700	1,805,263
Mahle-Metal Leve SA Industria e Comercio	1,500	23,061
Marcopolo SA	236,900	1,244,217
Metalurgica Gerdau SA	332,600	5,382,408
Parana Banco SA	21,400	100,776
Petroleo Brasileiro SA	11,170	166,220
Sao Paulo Alpargatas SA	194,000	832,964
Suzano Papel e Celulose SA	306,500	2,582,751
Telemar Norte Leste SA (I)	65,000	1,764,542
Uniao de Industrias Petroquimicas SA	984,500	316,349
Universo Online SA	68,800	350,289
Usinas Siderurgicas de Minas Gerais SA	467,600	12,463,289

		33,569,635

104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)
Malaysia - 0.01%
TA Global BHD	1,233,900	$106,716

TOTAL PREFERRED STOCKS (Cost $23,619,871)		$33,676,351

RIGHTS - 0.00%
Hong Kong - 0.00%
Bank of Communications Company, Ltd.
(Expiration Date: 07/09/2010, Strike Price:
HKD 5.14)	12,119	4,856
Global Bio-Chem Technology Group
Company, Ltd. (Expiration Date:
07/13/2010, Strike Price: HKD 0.75) (I)	720,000	28,201

		33,057
India - 0.00%
Suzlon Energy, Ltd. (Expiration Date:
07/02/2010, Strike Price: INR 63.00) (I)	81,367	526
Korea - 0.00%
Chin Hung International, Inc. (Expiration
Date: 07/22/2010, Strike
Price: KRW 500.00)	77,056	1,261

TOTAL RIGHTS (Cost $79,820)		$34,844

WARRANTS - 0.01%
Hong Kong - 0.01%
HKC Holdings, Ltd. (Expiration Date:
06/09/2011, Strike Price: HKD 0.60)	23,681	277
HKC Holdings, Ltd. (Expiration Date:
09/06/2011, Strike Price: HKD 0.50)	390,740	4,014
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00)	37,402	16,811

		21,102
Thailand - 0.00%
Sansiri PCL (Expiration Date: 01/20/2015,
Strike Price: THB 5.20)	482,650	15,050

TOTAL WARRANTS (Cost $0)		$36,152

SHORT-TERM INVESTMENTS - 8.38%
Short-Term Securities - 0.36%
State Street Institutional Liquid Reserves
Fund, 0.1563%	$3,585,608	3,585,608
Securities Lending Collateral - 8.02%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	7,907,323	79,144,393

TOTAL SHORT-TERM INVESTMENTS (Cost $82,719,599)		$82,730,001

Total Investments (Emerging Markets Value Trust)
(Cost $919,263,086) - 107.58%		$1,062,375,714
Other assets and liabilities, net - (7.58%)		(74,823,893)

TOTAL NET ASSETS - 100.00%		$987,551,821

Equity-Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.13%
Consumer Discretionary - 14.79%
Automobiles - 0.45%
Harley-Davidson, Inc. (L)	356,100	$7,916,101
Distributors - 0.51%
Genuine Parts Company	224,400	8,852,580
Diversified Consumer Services - 0.30%
H&R Block, Inc.	335,500	5,263,995
Hotels, Restaurants & Leisure - 1.03%
Marriott International, Inc., Class A (L)	442,787	13,257,043
MGM Resorts International (I)(L)	482,500	4,651,300

		17,908,343
Household Durables - 2.45%
D.R. Horton, Inc. (L)	353,000	3,469,990
Fortune Brands, Inc.	544,500	21,333,510
Whirlpool Corp. (L)	205,100	18,011,882

		42,815,382
Leisure Equipment & Products - 0.85%
Mattel, Inc.	698,475	14,779,731
Media - 5.73%
Cablevision Systems Corp., Class A	526,900	12,650,869
Comcast Corp., Class A	378,200	6,569,334
Madison Square Garden, Inc., Class A (I)	137,600	2,706,592
The McGraw-Hill Companies, Inc.	615,300	17,314,542
The New York Times Company, Class A (I)(L)	789,900	6,832,635
The Walt Disney Company	695,600	21,911,400
Time Warner, Inc.	914,400	26,435,304
WPP PLC	597,677	5,620,423

		100,041,099
Multiline Retail - 0.40%
Macy’s, Inc.	388,300	6,950,570
Specialty Retail - 3.07%
Bed Bath & Beyond, Inc. (I)	441,859	16,384,132
Home Depot, Inc.	1,039,600	29,181,572
Tiffany & Company (L)	210,200	7,968,682

		53,534,386

		258,062,187
Consumer Staples - 4.75%
Food & Staples Retailing - 0.38%
Wal-Mart Stores, Inc.	135,900	6,532,713
Food Products - 3.25%
Archer-Daniels-Midland Company	149,100	3,849,762
Campbell Soup Company	82,900	2,970,307
Kraft Foods, Inc., Class A	412,075	11,538,100
McCormick & Company, Inc.	216,800	8,229,728
The Hershey Company (L)	628,200	30,109,626

		56,697,523
Household Products - 1.12%
Kimberly-Clark Corp.	323,200	19,595,616

		82,825,852
Energy - 11.99%
Energy Equipment & Services - 1.38%
Baker Hughes, Inc.	107,900	4,485,403
Schlumberger, Ltd. (L)	354,400	19,612,496

		24,097,899
Oil, Gas & Consumable Fuels - 10.61%
Anadarko Petroleum Corp.	319,900	11,545,191
BP PLC, SADR (L)	399,875	11,548,390
Chevron Corp.	634,200	43,036,812

105

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	208,100	$10,215,629
Exxon Mobil Corp.	634,200	36,193,794
Murphy Oil Corp.	447,000	22,148,850
Royal Dutch Shell PLC, ADR (L)	615,200	30,895,344
Spectra Energy Corp.	393,150	7,890,521
Sunoco, Inc.	337,500	11,734,875

		185,209,406

		209,307,305
Financials - 20.55%
Capital Markets - 1.82%
Legg Mason, Inc. (L)	542,302	15,200,725
The Bank of New York Mellon Corp.	667,700	16,485,513

		31,686,238
Commercial Banks - 5.45%
KeyCorp	1,057,300	8,130,637
Marshall & Ilsley Corp.	635,600	4,563,608
Regions Financial Corp.	1,022,500	6,728,050
SunTrust Banks, Inc. (L)	620,400	14,455,320
U.S. Bancorp	1,230,700	27,506,145
Wells Fargo & Company	1,317,200	33,720,320

		95,104,080
Consumer Finance - 3.63%
American Express Company	993,300	39,434,010
Capital One Financial Corp.	330,075	13,302,023
SLM Corp. (I)	1,026,600	10,666,374

		63,402,407
Diversified Financial Services - 5.92%
Bank of America Corp.	2,670,493	38,374,984
JPMorgan Chase & Company	1,481,175	54,225,817
NYSE Euronext	388,100	10,723,203

		103,324,004
Insurance - 3.73%
Chubb Corp.	167,900	8,396,679
Lincoln National Corp.	552,900	13,429,941
Marsh & McLennan Companies, Inc.	856,100	19,305,055
Sun Life Financial, Inc.	404,900	10,652,919
The Progressive Corp.	425,700	7,969,104
The Travelers Companies, Inc.	107,900	5,314,075

		65,067,773

		358,584,502
Health Care - 5.41%
Biotechnology - 0.58%
Amgen, Inc. (I)	191,900	10,093,940
Pharmaceuticals - 4.83%
Bristol-Myers Squibb Company	651,925	16,259,010
Eli Lilly & Company	472,300	15,822,050
Johnson & Johnson	282,000	16,654,920
Merck & Company, Inc.	599,450	20,962,767
Pfizer, Inc.	1,027,235	14,648,371

		84,347,118

		94,441,058
Industrials - 13.76%
Aerospace & Defense - 3.27%
Honeywell International, Inc.	483,400	18,867,102
ITT Corp.	215,500	9,680,260
Lockheed Martin Corp.	150,700	11,227,150
The Boeing Company	274,300	$17,212,325

		56,986,837
Air Freight & Logistics - 1.07%
United Parcel Service, Inc., Class B	327,900	18,654,231
Building Products - 0.77%
Masco Corp.	881,900	9,489,244
USG Corp. (I)(L)	332,700	4,019,016

		13,508,260
Commercial Services & Supplies - 0.65%
Avery Dennison Corp.	352,400	11,322,612
Electrical Equipment - 1.11%
Cooper Industries PLC	278,300	12,245,200
Emerson Electric Company	161,200	7,042,828

		19,288,028
Industrial Conglomerates - 4.25%
3M Company	401,300	31,698,687
General Electric Company	2,950,300	42,543,326

		74,242,013
Machinery - 2.64%
Deere & Company	297,200	16,548,096
Eaton Corp.	97,300	6,367,312
Illinois Tool Works, Inc.	506,000	20,887,680
Pall Corp.	64,500	2,216,865

		46,019,953

		240,021,934
Information Technology - 5.63%
Communications Equipment - 0.38%
Cisco Systems, Inc. (I)	310,200	6,610,362
Computers & Peripherals - 0.50%
Dell, Inc. (I)	725,125	8,745,008
Internet Software & Services - 0.54%
eBay, Inc. (I)	479,300	9,399,073
IT Services - 0.81%
Computer Sciences Corp.	315,324	14,268,411
Semiconductors & Semiconductor Equipment - 1.81%
Analog Devices, Inc.	544,300	15,164,198
Applied Materials, Inc.	491,400	5,906,628
Intel Corp.	539,600	10,495,220

		31,566,046
Software - 1.59%
Electronic Arts, Inc. (I)	422,000	6,076,800
Microsoft Corp.	940,825	21,648,383

		27,725,183

		98,314,083
Materials - 6.77%
Chemicals - 2.67%
E.I. Du Pont de Nemours & Company	473,000	16,361,070
International Flavors & Fragrances, Inc.	345,800	14,668,836
Monsanto Company	335,700	15,516,054

		46,545,960
Construction Materials - 0.75%
Vulcan Materials Company (L)	299,400	13,122,702
Metals & Mining - 1.25%
Alcoa, Inc.	536,800	5,400,208

106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Nucor Corp. (L)	430,800	$16,491,024

		21,891,232
Paper & Forest Products - 2.10%
International Paper Company	939,400	21,258,622
MeadWestvaco Corp.	435,600	9,670,320
Weyerhaeuser Company	159,900	5,628,480

		36,557,422

		118,117,316
Telecommunication Services - 4.29%
Diversified Telecommunication Services - 3.60%
AT&T, Inc.	1,414,649	34,220,359
Qwest Communications International, Inc. (L)	2,486,600	13,054,650
Verizon Communications, Inc.	556,900	15,604,338

		62,879,347
Wireless Telecommunication Services - 0.69%
Sprint Nextel Corp. (I)	1,113,600	4,721,664
Vodafone Group PLC	3,500,117	7,253,014

		11,974,678

		74,854,025
Utilities - 8.19%
Electric Utilities - 4.71%
Duke Energy Corp.	776,100	12,417,600
Entergy Corp.	180,500	12,927,410
Exelon Corp.	470,000	17,845,900
FirstEnergy Corp. (L)	172,300	6,070,129
Pinnacle West Capital Corp.	266,600	9,693,576
PPL Corp. (L)	387,100	9,658,145
Progress Energy, Inc.	346,500	13,589,730

		82,202,490
Independent Power Producers & Energy Traders - 0.71%
Constellation Energy Group, Inc.	271,100	8,742,975
NRG Energy, Inc. (I)(L)	170,200	3,609,942

		12,352,917
Multi-Utilities - 2.77%
CenterPoint Energy, Inc.	346,800	4,563,888
NiSource, Inc.	1,051,400	15,245,300
PG&E Corp.	277,200	11,392,920
TECO Energy, Inc. (L)	250,300	3,772,021
Xcel Energy, Inc. (L)	652,300	13,443,903

		48,418,032

		142,973,439

TOTAL COMMON STOCKS (Cost $1,727,933,813)		$1,677,501,701

SHORT-TERM INVESTMENTS - 15.63%
Short-Term Securities - 3.72%
State Street Institutional US Government
Money Market Fund, 0.0598%	$1,089,402	1,089,402
T. Rowe Price Reserve Investment
Fund, 0.3057%	63,827,836	63,827,836

		64,917,238
Securities Lending Collateral - 11.91%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$20,772,834	$207,915,298

TOTAL SHORT-TERM INVESTMENTS (Cost $272,814,844)		$272,832,536

Total Investments (Equity-Income Trust)
(Cost $2,000,748,657) - 111.76%		$1,950,334,237
Other assets and liabilities, net - (11.76%)		(205,299,014)

TOTAL NET ASSETS - 100.00%		$1,745,035,223

Financial Services Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.94%
Energy - 5.59%
Oil, Gas & Consumable Fuels - 5.59%
Canadian Natural Resources, Ltd. (L)	269,710	$8,962,463
Financials - 86.62%
Capital Markets - 15.64%
Ameriprise Financial, Inc.	87,886	3,175,321
GAM Holding, Ltd. (I)	205,232	2,237,302
Julius Baer Group, Ltd.	206,432	5,877,288
T. Rowe Price Group, Inc. (L)	12,970	575,738
The Bank of New York Mellon Corp.	286,426	7,071,858
The Charles Schwab Corp.	38,902	551,630
The Goldman Sachs Group, Inc.	42,578	5,589,214

		25,078,351
Commercial Banks - 14.02%
Banco Santander Brasil SA, ADR (L)	43,400	448,322
ICICI Bank, Ltd., SADR	41,203	1,489,076
State Bank of India, GDR	128,369	12,795,696
U.S. Bancorp	30,829	689,028
Wells Fargo & Company	275,881	7,062,554

		22,484,676
Consumer Finance - 10.10%
American Express Company	383,718	15,233,605
The First Marblehead Corp. (I)(L)	410,168	963,895

		16,197,500
Diversified Financial Services - 10.08%
Bank of America Corp.	36,055	518,110
Moody’s Corp. (L)	236,020	4,701,518
Oaktree Capital Group LLC, Class A (I)(S)	294,700	9,946,125
RHJ International (I)	136,461	1,010,206

		16,175,959
Insurance - 33.73%
ACE, Ltd.	51,604	2,656,574
China Life Insurance
Company, Ltd., SADR (L)	83,270	5,429,204
Everest Re Group, Ltd.	61,428	4,344,188
Loews Corp.	398,055	13,259,213
Markel Corp. (I)(L)	21,614	7,348,760
The Progressive Corp.	339,835	6,361,711
Transatlantic Holdings, Inc.	306,409	14,695,376

		54,095,026

107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 3.05%
Brookfield Asset Management, Inc., Class A	216,510	$4,897,457

		138,928,969
Industrials - 2.75%
Professional Services - 2.75%
Dun & Bradstreet Corp.	65,748	4,413,006
Information Technology - 2.98%
IT Services - 2.98%
Cielo SA	148,100	1,247,158
Visa, Inc., Class A (L)	49,763	3,520,732

		4,767,890

		4,767,890

TOTAL COMMON STOCKS (Cost $171,292,141)		$157,072,328

SHORT-TERM INVESTMENTS - 13.06%
Short-Term Securities - 1.91%
Intesa Funding LLC, 0.230%, 07/02/2010	$1,470,000	1,469,991
Intesa Funding LLC, 0.300%, 07/01/2010	1,600,000	1,600,000

		3,069,991
Securities Lending Collateral - 11.15%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	1,786,430	17,880,381

TOTAL SHORT-TERM INVESTMENTS (Cost $20,948,353)		$20,950,372

Total Investments (Financial Services Trust)
(Cost $192,240,494) - 111.00%		$178,022,700
Other assets and liabilities, net - (11.00%)		(17,635,755)

TOTAL NET ASSETS - 100.00%		$160,386,945

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
Global, Series NAV (Templeton)	33,984,080	$407,808,959
Income, Series NAV (Templeton)	43,034,296	432,925,017
Mutual Shares, Series NAV (Templeton)	48,606,283	419,472,224

		1,260,206,200

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,580,479,239)		$1,260,206,200

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,580,479,239) - 100.01%		$1,260,206,200
Other assets and liabilities, net - (0.01%)		(99,570)

TOTAL NET ASSETS - 100.00%		$1,260,106,630

Fundamental Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.63%
Consumer Discretionary - 5.97%
Automobiles - 1.09%
Harley-Davidson, Inc. (L)	812,078	$18,052,494
Diversified Consumer Services - 0.02%
H&R Block, Inc.	24,902	390,712
Household Durables - 0.15%
Hunter Douglas NV (L)	68,688	2,497,070
Internet & Catalog Retail - 0.33%
Amazon.com, Inc. (I)	11,161	1,219,451
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	407,845	4,282,373

		5,501,824
Media - 2.22%
Grupo Televisa SA, SADR (L)	416,420	7,249,872
Liberty Media - Starz, Series A
(Tracking Stock) (I)	32,226	1,670,596
News Corp., Class A	1,105,970	13,227,401
The Walt Disney Company (L)	460,900	14,518,350

		36,666,219
Specialty Retail - 2.16%
Bed Bath & Beyond, Inc. (I)	621,020	23,027,422
CarMax, Inc. (I)(L)	631,568	12,568,203

		35,595,625

		98,703,944
Consumer Staples - 15.75%
Beverages - 3.75%
Diageo PLC, SADR (L)	363,902	22,831,211
Heineken Holding NV	511,555	18,662,917
The Coca-Cola Company	409,280	20,513,114

		62,007,242
Food & Staples Retailing - 7.86%
Costco Wholesale Corp. (L)	1,420,031	77,860,300
CVS Caremark Corp.	1,769,997	51,896,312

		129,756,612
Food Products - 1.30%
Mead Johnson Nutrition Company	143,340	7,184,201
Nestle SA	53,300	2,571,724
The Hershey Company (L)	121,657	5,831,020
Unilever NV - NY Shares	216,400	5,912,048

		21,498,993
Household Products - 1.71%
The Procter & Gamble Company	471,240	28,264,975
Personal Products - 0.15%
Natura Cosmeticos SA	110,700	2,453,186
Tobacco - 0.98%
Philip Morris International, Inc.	351,637	16,119,040

		260,100,048
Energy - 16.32%
Energy Equipment & Services - 0.60%
Schlumberger, Ltd.	14,400	796,896
Transocean, Ltd. (I)	195,672	9,065,484

		9,862,380
Oil, Gas & Consumable Fuels - 15.72%
Canadian Natural Resources, Ltd.	1,171,710	38,935,923
China Coal Energy Company, Series H	8,825,500	11,022,773
ConocoPhillips	9,496	466,159
Devon Energy Corp.	848,261	51,676,060

108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. (L)	705,842	$69,433,678
Occidental Petroleum Corp.	1,018,738	78,595,637
OGX Petroleo e Gas Participacoes SA (I)	1,030,000	9,541,053

		259,671,283

		269,533,663
Financials - 27.70%
Capital Markets - 5.71%
Ameriprise Financial, Inc.	317,337	11,465,386
GAM Holding, Ltd. (I)	797,600	8,694,902
Julius Baer Group, Ltd.	851,600	24,245,750
The Bank of New York Mellon Corp.	1,660,802	41,005,201
The Goldman Sachs Group, Inc.	67,200	8,821,344

		94,232,583
Commercial Banks - 4.54%
Wells Fargo & Company	2,926,126	74,908,826
Consumer Finance - 4.45%
American Express Company	1,853,169	73,570,809
Diversified Financial Services - 0.75%
JPMorgan Chase & Company	49,608	1,816,149
Moody’s Corp. (L)	534,059	10,638,455

		12,454,604
Insurance - 10.97%
Berkshire Hathaway, Inc. Class A (I)(L)	531	63,720,000
Fairfax Financial Holdings, Ltd.	18,200	6,746,922
Fairfax Financial Holdings, Ltd.
(Canadian Exchange)	8,800	3,222,905
Loews Corp.	1,347,727	44,892,786
Markel Corp. (I)	4,923	1,673,820
The Progressive Corp.	2,325,084	43,525,572
Transatlantic Holdings, Inc.	364,629	17,487,607

		181,269,612
Real Estate Management & Development - 1.28%
Brookfield Asset Management, Inc., Class A	416,380	9,418,516
Hang Lung Group, Ltd.	2,205,100	11,739,643

		21,158,159

		457,594,593
Health Care - 10.63%
Health Care Equipment & Supplies - 1.53%
Baxter International, Inc.	211,600	8,599,424
Becton, Dickinson & Company	226,700	15,329,454
CareFusion Corp. (I)	63,014	1,430,418

		25,359,296
Health Care Providers & Services - 1.71%
Cardinal Health, Inc.	25,928	871,440
Express Scripts, Inc. (I)	580,788	27,308,652

		28,180,092
Pharmaceuticals - 7.39%
Johnson & Johnson	727,420	42,961,425
Merck & Company, Inc.	1,434,439	50,162,332
Pfizer, Inc.	2,029,560	28,941,526

		122,065,283

		175,604,671
Industrials - 5.66%
Air Freight & Logistics - 0.20%
United Parcel Service, Inc., Class B	57,438	3,267,648
Commercial Services & Supplies - 1.72%
Iron Mountain, Inc. (L)	1,263,791	$28,384,746
Electrical Equipment - 0.44%
ABB, Ltd., SADR (I)	427,290	7,383,571
Industrial Conglomerates - 0.73%
Tyco International, Ltd.	341,344	12,025,549
Marine - 1.03%
China Shipping Development Company, Ltd.	3,821,300	4,825,272
Kuehne & Nagel International AG	118,956	12,184,614

		17,009,886
Professional Services - 0.33%
Dun & Bradstreet Corp.	82,305	5,524,312
Transportation Infrastructure - 1.21%
China Merchants Holdings
International Company, Ltd.	5,165,487	17,104,969
COSCO Pacific, Ltd.	1,655,266	1,962,693
LLX Logistica SA (I)	227,700	928,461

		19,996,123

		93,591,835
Information Technology - 6.61%
Computers & Peripherals - 1.54%
Hewlett-Packard Company	586,946	25,403,024
Electronic Equipment, Instruments & Components - 0.87%
Agilent Technologies, Inc. (I)	503,280	14,308,250
Internet Software & Services - 0.82%
Google, Inc., Class A (I)	30,640	13,633,268
IT Services - 0.28%
Visa, Inc., Class A (L)	66,330	4,692,848
Semiconductors & Semiconductor Equipment - 1.61%
Texas Instruments, Inc.	1,142,010	26,585,993
Software - 1.49%
Activision Blizzard, Inc.	799,500	8,386,755
Microsoft Corp.	703,054	16,177,273

		24,564,028

		109,187,411
Materials - 5.59%
Chemicals - 0.76%
Monsanto Company	132,860	6,140,789
Potash Corp. of Saskatchewan, Inc. (L)	40,291	3,474,696
Praxair, Inc.	38,113	2,896,207

		12,511,692
Construction Materials - 0.81%
Martin Marietta Materials, Inc. (L)	103,421	8,771,135
Vulcan Materials Company (L)	105,110	4,606,971

		13,378,106
Containers & Packaging - 2.20%
Sealed Air Corp.	1,841,575	36,315,859
Metals & Mining - 0.95%
BHP Billiton PLC	317,520	8,216,419
Rio Tinto PLC	172,534	7,550,058

		15,766,477
Paper & Forest Products - 0.87%
Sino-Forest Corp. (I)	976,820	13,883,127
Sino-Forest Corp. (I)(S)	31,600	449,117

		14,332,244

		92,304,378

109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.40%
Wireless Telecommunication Services - 0.40%
America Movil SAB de CV, Series L, ADR	138,560	$6,581,600

TOTAL COMMON STOCKS (Cost $1,585,928,251)		$1,563,202,143

CORPORATE BONDS - 1.07%
Basic Materials - 0.35%
Sealed Air Corp.
12.000%, 02/14/2014 (S)	5,000,000	5,773,355
Consumer, Cyclical - 0.72%
Harley-Davidson, Inc.
15.000%, 02/01/2014	9,000,000	11,923,910

TOTAL CORPORATE BONDS (Cost $14,000,000)		$17,697,265

CONVERTIBLE BONDS - 0.31%
Basic Materials - 0.20%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	3,244,100	3,321,146
Communications - 0.11%
Level 3 Communications, Inc.
15.000%, 01/15/2013	1,600,000	1,780,000

TOTAL CONVERTIBLE BONDS (Cost $4,844,100)		$5,101,146

SHORT-TERM INVESTMENTS - 11.25%
Short-Term Securities - 4.91%
BNP Paribas Finance Inc., 0.010%	$2,500,000	2,500,000
Intesa Funding LLC, 0.230%	33,312,000	33,311,787
Intesa Funding LLC, 0.360%	45,189,000	45,189,000

		81,000,787
Securities Lending Collateral - 6.34%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	10,466,368	104,757,875

TOTAL SHORT-TERM INVESTMENTS (Cost $185,748,174)		$185,758,662

Total Investments (Fundamental Value Trust)
(Cost $1,790,520,525) - 107.26%		$1,771,759,216
Other assets and liabilities, net - (7.26%)		(119,938,235)

TOTAL NET ASSETS - 100.00%		$1,651,820,981

Global Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.35%
Australia - 0.18%
Brambles, Ltd.	230,006	$1,048,609
Austria - 0.56%
Telekom Austria AG	300,000	3,334,728
Bermuda - 0.58%
RenaissanceRe Holdings, Ltd.	61,690	3,471,296
Brazil - 0.88%
Empresa Brasileira de Aeronautica
SA, ADR (L)	100,480	2,105,056
Vale SA (L)	149,750	3,147,745

		5,252,801
Cayman Islands - 0.54%
Seagate Technology	249,470	3,253,089
China - 0.44%
China Telecom Corp., Ltd., ADR (L)	54,470	$2,610,202
France - 7.09%
Accor SA (L)	62,780	2,883,098
AXA SA	178,790	2,711,508
Compagnie Generale des Etablissements
Michelin, Class B	54,920	3,828,318
France Telecom SA	344,790	5,949,657
Sanofi-Aventis SA	186,980	11,275,433
Total SA	193,690	8,620,073
Vivendi SA	355,630	7,194,692

		42,462,779
Germany - 5.50%
Bayerische Motoren Werke (BMW) AG	106,080	5,130,900
Deutsche Post AG	305,820	4,436,252
Merck KGAA	41,400	3,016,072
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	32,200	4,031,191
SAP AG	121,060	5,377,217
Siemens AG	122,330	10,946,932

		32,938,564
Hong Kong - 1.22%
Cheung Kong Holdings, Ltd.	305,000	3,520,334
Swire Pacific, Ltd.	332,800	3,770,884

		7,291,218
India - 0.52%
ICICI Bank, Ltd., SADR (L)	85,890	3,104,065
Ireland - 5.33%
Accenture PLC, Class A	463,090	17,898,429
Covidien PLC	252,400	10,141,432
CRH PLC	185,553	3,883,766

		31,923,627
Italy - 2.08%
Eni SpA	305,820	5,613,976
Intesa Sanpaolo SpA	1,301,250	3,426,694
UniCredit Italiano SpA	1,539,787	3,417,868

		12,458,538
Japan - 2.45%
FUJIFILM Holdings Corp.	86,240	2,480,783
Konica Minolta Holdings, Inc.	326,000	3,137,188
Nintendo Company, Ltd.	6,120	1,782,733
Toyota Motor Corp.	125,990	4,332,716
USS Company, Ltd.	41,370	2,952,929

		14,686,349
Netherlands - 3.37%
ING Groep NV (I)	588,380	4,368,416
Koninklijke Philips Electronics NV	208,980	6,229,143
Randstad Holdings NV (I)	100,520	3,956,577
Reed Elsevier NV	305,375	3,368,792
SBM Offshore NV	156,949	2,239,814

		20,162,742
Norway - 0.44%
Statoil ASA	135,870	2,620,511
Russia - 0.39%
Gazprom OAO, SADR (L)	47,800	899,118
Gazprom OAO, SADR (London Exchange)	75,000	1,410,633

		2,309,751
Singapore - 2.81%
DBS Group Holdings, Ltd.	426,510	4,135,530

110

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PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Flextronics International, Ltd. (I)	636,680	$3,565,408
Singapore Telecommunications, Ltd.	4,213,000	9,100,294

		16,801,232
South Korea - 3.37%
Hyundai Motor Company, Ltd.	69,910	8,189,398
KB Financial Group, Inc., ADR (L)	70,048	2,654,119
Samsung Electronics Company, Ltd.	14,830	9,311,576

		20,155,093
Spain - 1.24%
Inditex SA	58,970	3,344,501
Telefonica SA	221,280	4,086,266

		7,430,767
Sweden - 1.33%
Ericsson (LM), Series B	438,344	4,880,432
Svenska Cellulosa AB	263,090	3,094,648

		7,975,080
Switzerland - 8.29%
Adecco SA	70,540	3,328,267
Lonza Group AG	46,020	3,063,509
Nestle SA	142,420	6,871,761
Novartis AG	203,880	9,891,532
Roche Holdings AG	45,410	6,235,865
Swiss Reinsurance Company, Ltd.	76,040	3,127,996
Tyco Electronics, Ltd.	256,820	6,518,092
Tyco International, Ltd.	244,660	8,619,372
UBS AG (I)	150,000	1,988,334

		49,644,728
Taiwan - 1.31%
Lite-On Technology Corp.	1,465,140	1,602,662
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,340,343	6,246,110

		7,848,772
Turkey - 0.36%
Turkcell Iletisim Hizmetleri AS, ADR (L)	167,800	2,178,044
United Kingdom - 12.88%
Aviva PLC (I)	1,265,190	5,880,445
BAE Systems PLC (I)	608,660	2,827,648
BG Group PLC	157,960	2,338,298
BP PLC	1,150,340	5,524,763
British Sky Broadcasting Group PLC	400,706	4,179,419
Compass Group PLC (I)	674,830	5,119,933
GlaxoSmithKline PLC (I)	512,460	8,684,752
HSBC Holdings PLC	614,400	5,628,464
Kingfisher PLC	1,673,250	5,192,713
Pearson PLC (I)	407,760	5,335,982
Premier Foods PLC (I)	3,352,577	953,445
Royal Dutch Shell PLC (L)	99,920	2,535,383
Royal Dutch Shell PLC, B Shares	203,880	4,936,207
Standard Life PLC	179,718	461,236
Tesco PLC (I)	617,540	3,477,045
Vodafone Group PLC	4,623,360	9,580,621
Wolseley PLC (I)	227,908	4,455,722

		77,112,076
United States - 35.19%
Abbott Laboratories	62,520	2,924,686
ACE, Ltd.	82,725	4,258,683
Alcoa, Inc. (L)	241,170	2,426,170
American Express Company	132,540	5,261,838
Amgen, Inc. (I)	303,200	15,948,320
AT&T, Inc.	58,780	1,421,888
Baker Hughes, Inc.	76,290	$3,171,375
Bank of America Corp.	96,520	1,386,992
Biogen Idec, Inc. (L)	60,540	2,872,623
Bristol-Myers Squibb Company	101,410	2,529,165
Brocade Communications Systems, Inc. (I)	420,000	2,167,200
Chevron Corp.	44,530	3,021,806
Chico’s FAS, Inc.	222,990	2,203,141
Cisco Systems, Inc. (I)	358,370	7,636,865
Comcast Corp., Special Class A	626,520	10,293,724
CVS Caremark Corp.	126,780	3,717,190
Dell, Inc. (I)	179,780	2,168,147
Expedia, Inc.	123,170	2,313,133
FedEx Corp.	47,310	3,316,904
General Electric Company	410,210	5,915,228
Halliburton Company (L)	221,130	5,428,742
Home Depot, Inc.	77,710	2,181,320
JPMorgan Chase & Company	35,670	1,305,879
Medtronic, Inc.	110,150	3,995,141
Merck & Company, Inc.	222,240	7,771,733
Microsoft Corp.	600,000	13,806,000
News Corp., Class A	849,160	10,155,954
Oracle Corp.	798,140	17,128,083
Pfizer, Inc.	662,620	9,448,961
Quest Diagnostics, Inc.	136,710	6,804,057
Sprint Nextel Corp. (I)(L)	1,019,420	4,322,341
Target Corp.	76,450	3,759,047
The Progressive Corp.	356,390	6,671,621
The Walt Disney Company	170,960	5,385,240
Time Warner Cable, Inc.	79,342	4,132,131
Time Warner, Inc.	171,323	4,952,948
Torchmark Corp.	52,630	2,605,711
United Parcel Service, Inc., Class B	152,910	8,699,049
Viacom, Inc., Class B	227,000	7,120,990

		210,630,026

TOTAL COMMON STOCKS (Cost $742,089,319)		$588,704,687

SHORT-TERM INVESTMENTS - 5.81%
Short-Term Securities - 1.14%
BNP Paribas Securities, 0.080%
due 07/01/2010	$6,800,000	6,800,000
Securities Lending Collateral - 4.67%
John Hancock Collateral Investment
Trust, 0.2957%	2,791,395	27,939,070

TOTAL SHORT-TERM INVESTMENTS (Cost $34,735,612)		$34,739,070

Total Investments (Global Trust)
(Cost $776,824,931) - 104.16%		$623,443,757
Other assets and liabilities, net - (4.16%)		(24,884,145)

TOTAL NET ASSETS - 100.00%		$598,559,612

Growth Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.75%
Consumer Discretionary - 14.10%
Hotels, Restaurants & Leisure - 3.36%
Marriott International, Inc., Class A (L)	292,920	$8,770,021

111

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PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	120,990	$7,969,611

		16,739,632
Internet & Catalog Retail - 2.95%
Amazon.com, Inc. (I)	109,510	11,965,063
priceline.com, Inc. (I)(L)	15,510	2,738,135

		14,703,198
Media - 2.36%
DIRECTV, Class A (I)	83,210	2,822,483
DreamWorks Animation SKG, Inc. (I)	53,930	1,539,702
The Walt Disney Company	234,250	7,378,875

		11,741,060
Multiline Retail - 2.24%
Kohl’s Corp. (I)	104,980	4,986,550
Target Corp.	125,370	6,164,443

		11,150,993
Specialty Retail - 1.98%
Limited Brands, Inc.	127,800	2,820,546
Lowe’s Companies, Inc.	118,850	2,426,917
Tiffany & Company (L)	121,550	4,607,961

		9,855,424
Textiles, Apparel & Luxury Goods - 1.21%
NIKE, Inc., Class B	89,640	6,055,182

		70,245,489
Consumer Staples - 7.99%
Beverages - 1.65%
PepsiCo, Inc.	135,030	8,230,079
Food & Staples Retailing - 1.10%
Costco Wholesale Corp. (L)	99,910	5,478,065
Food Products - 0.71%
General Mills, Inc.	99,120	3,520,742
Household Products - 2.21%
Church & Dwight Company, Inc.	70,910	4,446,766
Colgate-Palmolive Company	83,350	6,564,646

		11,011,412
Personal Products - 0.84%
Avon Products, Inc.	158,330	4,195,745
Tobacco - 1.48%
Philip Morris International, Inc.	161,200	7,389,408

		39,825,451
Energy - 7.25%
Energy Equipment & Services - 3.36%
Halliburton Company (L)	349,520	8,580,716
Schlumberger, Ltd. (L)	147,190	8,145,495

		16,726,211
Oil, Gas & Consumable Fuels - 3.89%
Concho Resources, Inc. (I)	105,390	5,831,229
Occidental Petroleum Corp.	122,040	9,415,386
Petrohawk Energy Corp. (I)	243,090	4,125,237

		19,371,852

		36,098,063
Financials - 5.37%
Capital Markets - 2.23%
BlackRock, Inc.	52,530	7,532,802
Franklin Resources, Inc.	41,440	3,571,714

		11,104,516
Diversified Financial Services - 3.14%
IntercontinentalExchange, Inc. (I)	65,280	$7,378,598
JPMorgan Chase & Company	226,560	8,294,362

		15,672,960

		26,777,476
Health Care - 11.77%
Biotechnology - 3.62%
Alexion Pharmaceuticals, Inc. (I)	48,190	2,466,846
Amgen, Inc. (I)	94,130	4,951,238
Celgene Corp. (I)	154,570	7,855,247
Vertex Pharmaceuticals, Inc. (I)	84,310	2,773,799

		18,047,130
Health Care Equipment & Supplies - 0.62%
ResMed, Inc. (I)(L)	51,130	3,109,215
Health Care Providers & Services - 2.19%
AmerisourceBergen Corp.	117,740	3,738,245
Express Scripts, Inc. (I)	152,300	7,161,146

		10,899,391
Life Sciences Tools & Services - 0.39%
QIAGEN NV (I)(L)	100,770	1,936,799
Pharmaceuticals - 4.95%
Allergan, Inc.	108,180	6,302,567
Merck & Company, Inc.	156,720	5,480,498
Shire PLC, ADR (L)	84,990	5,216,686
Teva Pharmaceutical Industries, Ltd., SADR	146,910	7,637,851

		24,637,602

		58,630,137
Industrials - 15.46%
Aerospace & Defense - 1.86%
Precision Castparts Corp.	90,060	9,268,975
Air Freight & Logistics - 2.42%
Expeditors International of Washington, Inc.	144,450	4,984,970
FedEx Corp.	100,620	7,054,468

		12,039,438
Electrical Equipment - 1.08%
AMETEK, Inc.	134,080	5,383,312
Industrial Conglomerates - 2.09%
3M Company	131,640	10,398,244
Machinery - 6.51%
Bucyrus International, Inc. (L)	82,510	3,915,100
Cummins, Inc.	170,600	11,111,178
Danaher Corp.	225,500	8,370,560
Deere & Company	162,310	9,037,421

		32,434,259
Road & Rail - 1.50%
CSX Corp.	150,720	7,480,234

		77,004,462
Information Technology - 29.36%
Communications Equipment - 5.77%
Cisco Systems, Inc. (I)	689,620	14,695,802
F5 Networks, Inc. (I)	56,670	3,885,862
Juniper Networks, Inc. (I)(L)	228,550	5,215,511
Research In Motion, Ltd. (I)(L)	60,190	2,964,959
Tellabs, Inc.	312,040	1,993,936

		28,756,070
Computers & Peripherals - 8.42%
Apple, Inc. (I)	102,820	25,862,315

112

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PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
EMC Corp. (I)	570,290	$10,436,307
NetApp, Inc. (I)	151,700	5,659,927

		41,958,549
Internet Software & Services - 2.52%
Google, Inc., Class A (I)	28,220	12,556,489
IT Services - 2.31%
Cognizant Technology Solutions
Corp., Class A (I)	69,760	3,492,186
Visa, Inc., Class A	113,610	8,037,908

		11,530,094
Semiconductors & Semiconductor Equipment - 2.40%
Broadcom Corp., Class A	165,110	5,443,677
Marvell Technology Group, Ltd. (I)	413,260	6,512,978

		11,956,655
Software - 7.94%
Adobe Systems, Inc. (I)	228,270	6,033,176
Check Point Software Technologies, Ltd. (I)	206,290	6,081,429
Citrix Systems, Inc. (I)	113,390	4,788,460
Microsoft Corp.	557,450	12,826,925
Oracle Corp.	456,920	9,805,503

		39,535,493

		146,293,350
Materials - 3.97%
Chemicals - 1.82%
FMC Corp. (L)	66,950	3,844,939
Praxair, Inc. (L)	69,030	5,245,590

		9,090,529
Metals & Mining - 2.15%
Cliffs Natural Resources, Inc.	70,220	3,311,575
Freeport-McMoRan Copper & Gold, Inc.	53,390	3,156,951
Walter Energy, Inc.	69,550	4,232,118

		10,700,644

		19,791,173
Telecommunication Services - 1.74%
Wireless Telecommunication Services - 1.74%
American Tower Corp., Class A (I)	194,410	8,651,245
Utilities - 0.74%
Independent Power Producers & Energy Traders - 0.74%
The AES Corp. (I)	400,710	3,702,560

TOTAL COMMON STOCKS (Cost $476,565,962)		$487,019,406

SHORT-TERM INVESTMENTS - 12.74%
Repurchase Agreement - 2.59%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $12,919,004 on 07/01/2010,
collateralized by $11,705,000 Federal Home
Loan Mortgage Corp., 4.375% due
07/17/2015 (valued at $13,182,756,
including interest)	$12,919,000	12,919,000
Securities Lending Collateral - 10.15%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$5,054,629	$50,591,784

TOTAL SHORT-TERM INVESTMENTS (Cost $63,507,760)		$63,510,784

Total Investments (Growth Equity Trust)
(Cost $540,073,722) - 110.49%		$550,530,190
Other assets and liabilities, net - (10.49%)		(52,287,658)

TOTAL NET ASSETS - 100.00%		$498,242,532

Health Sciences Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 102.49%
Consumer Discretionary - 0.36%
Internet & Catalog Retail - 0.36%
drugstore.com, Inc. (I)	142,000	$437,360
Consumer Staples - 1.00%
Food & Staples Retailing - 1.00%
CVS Caremark Corp. (F)	38,600	1,131,752
Walgreen Company (F)	3,200	85,440

		1,217,192

		1,217,192
Health Care - 99.27%
Biotechnology - 31.18%
Achillion Pharmaceuticals, Inc. (I)	30,900	67,980
Acorda Therapeutics, Inc. (F)(I)	27,461	854,312
Actelion, Ltd. (I)	5,430	202,493
Alexion Pharmaceuticals, Inc. (F)(I)	104,920	5,370,855
Alkermes, Inc. (I)	115,700	1,440,465
Allos Therapeutics, Inc. (I)	37,200	228,036
AMAG Pharmaceuticals, Inc. (I)	12,400	425,940
Amgen, Inc. (F)(I)	43,500	2,288,100
Amylin Pharmaceuticals, Inc. (I)	30,400	571,520
Arqule, Inc. (I)	15,700	67,510
Array BioPharma, Inc. (I)	10,400	31,720
Basilea Pharmaceutica AG (I)	3,144	174,284
BioCryst Pharmaceuticals, Inc. (I)	18,400	108,744
Biogen Idec, Inc. (I)	4,819	228,662
BioMarin Pharmaceutical, Inc. (I)	100,800	1,911,168
Biovitrum AB (I)	15,692	73,792
Celgene Corp. (F)(I)	47,166	2,396,976
Cephalon, Inc. (F)(I)	37,400	2,122,450
Cubist Pharmaceuticals, Inc. (I)	39,600	815,760
Dendreon Corp. (F)(I)	18,600	601,338
Dyadic International, Inc. (I)	32,100	58,422
Exelixis, Inc. (I)	78,300	271,701
Genmab A/S (I)	2,286	16,191
Genzyme Corp. (I)	4,300	218,311
Gilead Sciences, Inc. (F)(I)	145,996	5,004,743
Human Genome Sciences, Inc. (F)(I)	85,700	1,941,962
Idenix Pharmaceuticals, Inc. (I)	148,004	740,020
Incyte Corp. (I)	220,500	2,440,935
Infinity Pharmaceuticals, Inc. (I)	21,975	129,872
Intercell AG (I)	7,274	135,257
InterMune, Inc. (I)(F)	16,500	154,275
Lexicon Pharmaceuticals, Inc. (I)	42,900	54,912
Micromet, Inc. (I)	38,900	242,736

113

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Momenta Pharmaceuticals, Inc. (I)	24,900	$305,274
Neurocrine Biosciences, Inc. (I)	58,200	325,920
Onyx Pharmaceuticals, Inc. (I)	20,838	449,892
Orexigen Therapeutics, Inc. (I)	8,000	33,600
Pharmacyclics, Inc. (I)	30,600	203,796
Pharmasset, Inc. (F)(I)	26,700	729,978
Poniard Pharmaceuticals, Inc. (I)	97,645	58,587
Regeneron Pharmaceuticals, Inc. (F)(I)	40,900	912,888
Rigel Pharmaceuticals, Inc. (I)	15,300	110,160
Seattle Genetics, Inc. (I)	47,300	567,127
Sinovac Biotech, Ltd. (I)	35,700	165,291
Targacept, Inc. (I)	2,900	56,057
Theravance, Inc. (I)	40,600	510,342
Transition Therapeutics, Inc. (I)	4,777	15,095
Vertex Pharmaceuticals, Inc. (F)(I)	58,604	1,928,072
Zymogenetics, Inc. (I)	25,700	108,454

		37,871,975
Health Care Equipment & Supplies - 19.79%
ArthroCare Corp. (F)(I)	34,300	1,051,295
Baxter International, Inc. (F)	46,500	1,889,760
Beckman Coulter, Inc.	300	18,087
Boston Scientific Corp. (I)	47,400	274,920
C.R. Bard, Inc.	8,300	643,499
CareFusion Corp. (I)	70,930	1,610,111
Conceptus, Inc. (F)(I)	58,200	906,756
Covidien PLC (F)	49,725	1,997,951
DENTSPLY International, Inc. (F)	40,050	1,197,896
Dynavox, Inc., Class A (I)	14,400	230,544
Edwards Lifesciences Corp. (F)(I)	34,200	1,915,884
EnteroMedics, Inc. (I)	157,500	56,700
Fresenius AG	8,287	551,048
HeartWare International, Inc. (I)	600	42,042
HeartWare International, Inc.,
Escrow Deposit (I)	7,137	500,090
HeartWare International, Inc.,
Private Placement (I)	5,963	417,827
IDEXX Laboratories, Inc. (I)	20,900	1,272,810
Intuitive Surgical, Inc. (F)(I)	3,100	978,422
Medtronic, Inc. (F)	22,600	819,702
Micrus Endovascular Corp. (I)	23,900	496,881
Mindray Medical International, Ltd.	13,100	411,602
Nobel Biocare Holding AG	22,862	390,741
Orthofix International NV (I)	3,700	118,585
Sonova Holding AG	572	70,144
St. Jude Medical, Inc. (F)(I)	42,000	1,515,780
Stryker Corp.	41,900	2,097,514
Volcano Corp. (I)	17,500	381,850
Wright Medical Group, Inc. (I)	47,300	785,653
Zimmer Holdings, Inc. (I)	25,700	1,389,085

		24,033,179
Health Care Providers & Services - 21.86%
A&D Pharma Holding NV	73,669	355,840
Aetna, Inc. (F)	19,990	527,336
AMERIGROUP Corp. (I)	49,400	1,604,512
AmerisourceBergen Corp.	24,600	781,050
Bangkok Dusit Medical Service PCL	356,000	321,488
Catalyst Health Solutions, Inc. (I)	18,600	641,700
Centene Corp. (I)	55,800	1,199,700
CIGNA Corp. (F)	28,400	882,104
Community Health Systems, Inc. (I)	57,800	1,954,218
DaVita, Inc. (I)	17,795	1,111,120
Express Scripts, Inc. (F)(I)	37,900	1,782,058
Fleury SA (I)	22,900	253,613
Fresenius Medical Care AG	1,525	$82,502
Health Management Associates,
Inc., Class A (I)	90,100	700,077
Healthways, Inc. (I)	28,500	339,720
Henry Schein, Inc. (F)(I)	43,100	2,366,190
Humana, Inc. (F)(I)	21,452	979,713
Laboratory Corp. of America Holdings (F)(I)	1,400	105,490
LCA-Vision, Inc. (I)	38,600	213,844
McKesson Corp.	30,300	2,034,948
Medco Health Solutions, Inc. (F)(I)	50,000	2,754,000
Profarma Distribuidora de Produtos
Farmaceuticos SA (I)	52,900	465,989
PSS World Medical, Inc. (I)	4,400	93,060
Select Medical Holdings Corp. (I)	9,600	65,088
Tempo Participacoes SA (I)	78,300	143,152
Tenet Healthcare Corp. (I)	125,900	546,406
Triple-S Management Corp., Class B (I)	24,000	445,200
UnitedHealth Group, Inc.	20,400	579,360
Universal Health Services, Inc., Class B	21,900	835,485
WellCare Health Plans, Inc. (I)	22,100	524,654
WellPoint, Inc. (F)(I)	38,000	1,859,340

		26,548,957
Health Care Technology - 2.68%
Allscripts-Misys Healthcare Solutions, Inc. (I)	17,200	276,920
Cerner Corp. (I)	9,200	698,188
Computer Programs & Systems, Inc.	16,800	687,456
MedAssets, Inc. (I)	28,700	662,396
SXC Health Solutions Corp. (F)(I)	12,700	930,275

		3,255,235
Life Sciences Tools & Services - 4.57%
Bruker Corp. (I)	11,400	138,624
Covance, Inc. (F)(I)	14,400	739,008
Illumina, Inc. (I)	49,400	2,150,382
Life Technologies Corp. (I)	24,827	1,173,076
Thermo Fisher Scientific, Inc. (I)	6,400	313,920
Waters Corp. (I)	16,000	1,035,200

		5,550,210
Pharmaceuticals - 19.19%
Abbott Laboratories	1,100	51,458
Alexza Pharmaceuticals, Inc. (I)	28,100	76,432
Allergan, Inc. (F)	17,900	1,042,854
Auxilium Pharmaceuticals, Inc. (I)	10,200	239,700
AVANIR Pharmaceuticals, Class A (I)	100,000	257,000
Bayer AG	4,287	239,193
Biodel, Inc. (I)	11,400	43,092
Cadence Pharmaceuticals, Inc. (I)	27,800	194,878
Cadence Pharmaceuticals, Inc.,
Private Placement (I)	21,000	147,210
Cardiome Pharma, Corp. (I)	44,300	361,045
Chugai Pharmaceutical Company, Ltd.	45,200	798,197
Daiichi Sankyo Company, Ltd.	11,400	203,873
Elan Corp. PLC (I)	137,200	617,400
Eli Lilly & Company	400	13,400
Eurand NV (I)	12,300	119,187
Forest Laboratories, Inc. (I)	1,900	52,117
GlaxoSmithKline Pharmaceuticals, Ltd.	2,858	133,811
GlaxoSmithKline PLC	16,289	276,053
Hikma Pharmaceuticals PLC	27,663	293,283
Ipsen SA	5,669	172,829
King Pharmaceuticals, Inc. (I)	18,600	141,174
MAP Pharmaceuticals, Inc. (I)	14,100	184,992
Medicis Pharmaceutical Corp., Class A	8,000	175,040
Merck & Company, Inc. (F)	109,209	3,819,039

114

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Newron Pharmaceuticals Spa (I)	6,700	$41,444
Novartis AG	1,400	67,648
Novo Nordisk A/S	5,715	461,004
Optimer Pharmaceuticals, Inc. (I)	17,105	158,563
Pfizer, Inc. (F)	32,901	469,168
Roche Holdings AG	17,990	2,470,452
Salix Pharmaceuticals, Ltd. (I)	11,400	444,942
Sawai Pharmaceutical Company, Ltd.	8,600	823,945
Shire PLC	35,081	713,063
Shire PLC, ADR	13,300	816,354
Simcere Pharmaceutical Group (I)	26,600	220,248
Teva Pharmaceutical
Industries, Ltd., SADR (F)	51,765	2,691,262
The Medicines Company (I)	160,055	1,218,019
Towa Pharmaceutical Company, Ltd.	12,000	782,148
UCB SA	10,334	323,756
Valeant Pharmaceuticals International (F)(I)	27,300	1,427,517
Vectura Group PLC (I)	169,350	113,355
Warner Chilcott, Class A PLC (F)(I)	2,900	66,265
XenoPort, Inc. (I)	34,300	336,483

		23,298,893

		120,558,449
Industrials - 0.71%
Commercial Services & Supplies - 0.71%
Stericycle, Inc. (I)	13,175	864,017
Information Technology - 0.66%
IT Services - 0.03%
MAXIMUS, Inc.	600	34,722
Software - 0.63%
Nuance Communications, Inc. (I)	51,500	769,925

		804,647
Materials - 0.49%
Chemicals - 0.49%
Monsanto Company (F)	12,900	596,235

TOTAL COMMON STOCKS (Cost $127,859,931)		$124,477,900

PREFERRED STOCKS - 0.13%
Health Care - 0.13%
Biotechnology - 0.13%
Pacific Biosciences, Series E (N)	21,900	153,300

TOTAL PREFERRED STOCKS (Cost $153,300)		$153,300

WARRANTS - 0.04%
Health Care - 0.04%
Biotechnology - 0.01%
Dyadic International, Inc. (Strike
Price $6.33) (I)	6,000	5,759
Mannkind Corp., (Expiration Date: 8/5/2010;
Strike Price $12.28) (I)	21,000	0

		5,759
Health Care Equipment & Supplies - 0.00%
EnteroMedics, Inc., (Expiration date
2/20/2013; strike price $8.28) (I)	96,200	924
Pharmaceuticals - 0.03%
Alexza Pharmaceuticals, Inc., (Expiration date
10/5/2016; strike price $2.77) (I)	14,130	15,549
Cadence Pharmaceuticals, Inc., (Expiration
date 2/18/2014; strike price $7.84) (I)	10,500	20,580
Favrille, Inc., (Expiration date 3/6/2011; strike
price $5.26) (I)	20,411	$0
Poniard Pharmaceuticals, Inc., (Expiration date
1/31/2011; strike price $4.62) (I)	132,113	5,819

		41,948

		48,631

TOTAL WARRANTS (Cost $18,180)		$48,631

SHORT-TERM INVESTMENTS - 1.24%
Short-Term Securities - 1.24%
T. Rowe Price Reserve Investment
Fund, 0.3057%	$1,338,363	1,338,363
State Street Institutional US Government
Money Market Fund, 0.0598%	161,480	161,480

		1,499,843

TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,843)		$1,499,843

Total Investments (Health Sciences Trust)
(Cost $129,531,254) - 103.90%		$126,179,674
Other assets and liabilities, net - (3.90%)		(4,730,911)

TOTAL NET ASSETS - 100.00%		$121,448,763

Heritage Trust (formerly, Vista Trust)

	Shares or Principal Amount	Value

COMMON STOCKS - 97.69%
Consumer Discretionary - 17.72%
Hotels, Restaurants & Leisure - 3.91%
Ctrip.com International, Ltd., ADR (I)	65,800	$2,471,447
Las Vegas Sands Corp. (I)	17,000	376,380
Royal Caribbean Cruises, Ltd. (I)(L)	42,600	970,002
Starwood Hotels & Resorts
Worldwide, Inc. (L)	25,000	1,035,750

		4,853,579
Household Durables - 2.92%
Stanley Black & Decker, Inc.	19,600	990,192
Whirlpool Corp. (L)	30,000	2,634,600

		3,624,792
Internet & Catalog Retail - 1.62%
priceline.com, Inc. (I)(L)	11,400	2,012,556
Media - 0.70%
Imax Corp. (I)(L)	59,900	874,540
Multiline Retail - 2.52%
Dollar Tree, Inc. (I)	21,150	880,475
Kohl’s Corp. (I)	15,600	741,000
Nordstrom, Inc. (L)	46,900	1,509,711

		3,131,186
Specialty Retail - 5.58%
AnnTaylor Stores Corp. (I)	32,200	523,894
AutoZone, Inc. (I)	4,100	792,202
J. Crew Group, Inc. (I)(L)	24,800	912,888
O’Reilly Automotive, Inc. (I)(L)	44,200	2,102,152
PetSmart, Inc.	31,300	944,321
Williams-Sonoma, Inc. (L)	66,800	1,657,976

		6,933,433

115

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Trust (formerly, Vista Trust) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.47%
Lululemon Athletica, Inc. (I)(L)	15,600	$580,632

		22,010,718
Consumer Staples - 3.63%
Food & Staples Retailing - 2.41%
Costco Wholesale Corp.	15,700	860,831
Whole Foods Market, Inc. (I)	59,000	2,125,180

		2,986,011
Food Products - 1.22%
Mead Johnson Nutrition Company	30,300	1,518,636

		4,504,647
Energy - 4.54%
Energy Equipment & Services - 2.19%
Core Laboratories NV (L)	10,700	1,579,427
FMC Technologies, Inc. (I)	21,800	1,147,988

		2,727,415
Oil, Gas & Consumable Fuels - 2.35%
Concho Resources, Inc. (I)	28,400	1,571,372
Pioneer Natural Resources Company (L)	22,600	1,343,570

		2,914,942

		5,642,357
Financials - 6.41%
Commercial Banks - 1.21%
Comerica, Inc.	41,000	1,510,030
Consumer Finance - 2.32%
AmeriCredit Corp. (I)(L)	80,900	1,473,998
Discover Financial Services	100,400	1,403,592

		2,877,590
Insurance - 0.88%
Genworth Financial, Inc., Class A (I)	84,200	1,100,494
Real Estate Investment Trusts - 0.74%
AvalonBay Communities, Inc. (L)	9,800	915,026
Real Estate Management & Development - 1.26%
CB Richard Ellis Group, Inc., Class A (I)	114,700	1,561,067

		7,964,207
Health Care - 14.80%
Biotechnology - 2.63%
Alexion Pharmaceuticals, Inc. (I)	26,200	1,341,178
Celgene Corp. (I)	16,500	838,530
United Therapeutics Corp. (I)	22,300	1,088,463

		3,268,171
Health Care Equipment & Supplies - 4.37%
C.R. Bard, Inc.	26,100	2,023,533
Intuitive Surgical, Inc. (I)(L)	4,100	1,294,042
Masimo Corp.	16,400	390,484
Varian Medical Systems, Inc. (I)(L)	32,800	1,714,784

		5,422,843
Health Care Providers & Services - 3.14%
Express Scripts, Inc. (I)	46,700	2,195,834
Medco Health Solutions, Inc. (I)	30,800	1,696,464

		3,892,298
Health Care Technology - 1.36%
SXC Health Solutions Corp. (I)	23,100	1,692,075
Life Sciences Tools & Services - 1.87%
Illumina, Inc. (I)(L)	16,200	705,186
Life Technologies Corp. (I)	34,300	$1,620,675

		2,325,861
Pharmaceuticals - 1.43%
Shire PLC, ADR	29,000	1,780,020

		18,381,268
Industrials - 17.95%
Aerospace & Defense - 3.16%
BE Aerospace, Inc. (I)	45,700	1,162,151
Goodrich Corp.	30,600	2,027,250
Precision Castparts Corp.	7,200	741,024

		3,930,425
Air Freight & Logistics - 0.97%
Expeditors International of Washington, Inc.	35,000	1,207,850
Airlines - 1.41%
Delta Air Lines, Inc. (I)(L)	72,700	854,225
UAL Corp. (I)(L)	43,400	892,304

		1,746,529
Building Products - 0.90%
Lennox International, Inc. (L)	26,800	1,114,076
Electrical Equipment - 2.94%
American Superconductor Corp. (I)(L)	23,900	637,891
Cooper Industries PLC	39,600	1,742,400
Rockwell Automation, Inc.	25,800	1,266,522

		3,646,813
Machinery - 2.41%
ArvinMeritor, Inc. (I)(L)	43,100	564,610
Cummins, Inc.	29,600	1,927,848
Flowserve Corp.	5,900	500,320

		2,992,778
Road & Rail - 2.43%
J.B. Hunt Transport Services, Inc.	39,200	1,280,664
Kansas City Southern (I)(L)	47,800	1,737,530

		3,018,194
Trading Companies & Distributors - 3.73%
Fastenal Company (L)	68,900	3,458,091
MSC Industrial Direct Company, Inc., Class A	23,200	1,175,312

		4,633,403

		22,290,068
Information Technology - 24.18%
Communications Equipment - 3.48%
F5 Networks, Inc. (I)	48,500	3,325,645
JDS Uniphase Corp. (I)	69,900	687,816
Polycom, Inc. (I)	10,300	306,837

		4,320,298
Computers & Peripherals - 3.93%
Apple, Inc. (I)	11,400	2,867,442
Lexmark International, Inc., Class A (I)(L)	47,800	1,578,834
Seagate Technology (I)	33,700	439,448

		4,885,724
Electronic Equipment, Instruments & Components - 3.81%
Agilent Technologies, Inc. (I)	80,700	2,294,301
Amphenol Corp., Class A	21,700	852,376
Dolby Laboratories, Inc., Class A (I)	25,300	1,586,057

		4,732,734
Internet Software & Services - 3.18%
Baidu, Inc., SADR (I)	27,900	1,899,432

116

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Trust (formerly, Vista Trust) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Equinix, Inc. (I)(L)	11,000	$893,420
WebMD Health Corp. (I)	25,000	1,160,750

		3,953,602
IT Services - 1.27%
Cognizant Technology Solutions
Corp., Class A (I)	31,500	1,576,890
Semiconductors & Semiconductor Equipment - 4.16%
Analog Devices, Inc.	25,500	710,430
Atheros Communications, Inc. (I)(L)	40,800	1,123,632
Cavium Networks, Inc. (I)	24,200	633,798
Cypress Semiconductor Corp. (I)(L)	139,800	1,403,592
Veeco Instruments, Inc. (I)(L)	37,600	1,288,928

		5,160,380
Software - 4.35%
Autodesk, Inc. (I)	21,700	528,612
Citrix Systems, Inc. (I)(L)	35,100	1,482,273
Intuit, Inc. (I)	25,100	872,727
Rovi Corp. (I)	26,000	985,660
Salesforce.com, Inc. (I)(L)	17,900	1,536,178

		5,405,450

		30,035,078
Materials - 3.52%
Chemicals - 2.23%
Albemarle Corp.	37,600	1,493,096
Ecolab, Inc.	28,500	1,279,935

		2,773,031
Metals & Mining - 1.29%
Cliffs Natural Resources, Inc.	18,300	863,028
United States Steel Corp. (L)	19,000	732,450

		1,595,478

		4,368,509
Telecommunication Services - 4.42%
Wireless Telecommunication Services - 4.42%
Millicom International Cellular SA (L)	7,500	608,025
NII Holdings, Inc. (I)	61,400	1,996,728
SBA Communications Corp., Class A (I)(L)	84,724	2,881,463

		5,486,216

		5,486,216
Utilities - 0.52%
Gas Utilities - 0.52%
National Fuel Gas Company	14,000	642,320

TOTAL COMMON STOCKS (Cost $128,613,223)		$121,325,388

SHORT-TERM INVESTMENTS - 26.88%
Short-Term Securities - 2.24%
State Street Institutional US Government
Money Market Fund, 0.0598%	$2,785,672	2,785,672
Securities Lending Collateral - 24.64%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	3,056,505	30,592,561

TOTAL SHORT-TERM INVESTMENTS (Cost $33,374,092)		$33,378,233

Total Investments (Heritage Trust (formerly, Vista Trust))
(Cost $161,987,315) - 124.57%		$154,703,621
Other assets and liabilities, net - (24.57%)		(30,516,222)

TOTAL NET ASSETS - 100.00%		$124,187,399

International Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.85%
Australia - 4.38%
Australia & New Zealand Banking Group, Ltd.	109,187	$1,960,139
BGP Holdings PLC (I)	2,126,418	3
BlueScope Steel, Ltd. (I)	506,886	883,013
Boart Longyear Group (I)	181,576	427,688
Commonwealth Bank of Australia	198,245	8,034,980
Dexus Property Group	918,150	591,151
General Property Trust, Ltd.	489,226	1,148,618
Goodman Group	2,104,166	1,109,405
ING Office Fund	1,261,905	610,741
Macquarie Infrastructure Group	361,717	314,553
Macquarie Office Trust	3,644,089	761,939
Mirvac Group, Ltd.	737,940	807,877
National Australia Bank, Ltd.	65,452	1,264,285
Pacific Brands, Ltd. (I)	604,499	445,361
Qantas Airways, Ltd. (I)	382,079	701,403
Rio Tinto, Ltd.	38,028	2,106,140
Stockland	655,398	2,036,351
Suncorp-Metway, Ltd.	190,093	1,275,893
TABCORP Holdings, Ltd.	169,222	896,367
Telstra Corp., Ltd.	1,106,459	3,010,669
Woodside Petroleum, Ltd.	79,596	2,776,229
Woolworths, Ltd.	51,902	1,176,594

		32,339,399
Austria - 0.51%
Erste Group Bank AG	29,743	946,224
Immofinanz AG (I)	91,516	235,609
OMV AG (L)	53,802	1,621,509
Raiffeisen International Bank
Holding AG (I)(L)	14,494	552,393
Voestalpine AG (L)	14,349	392,737

		3,748,472
Belgium - 1.21%
Ageas	531,492	1,187,060
Anheuser-Busch InBev NV	33,933	1,629,937
Belgacom SA	44,186	1,390,968
Colruyt SA	5,547	1,304,578
Delhaize Group SA	17,505	1,267,497
Dexia SA (I)(L)	183,144	638,022
Mobistar SA	10,723	567,104
Nyrstar (L)	63,233	650,046
Umicore	10,593	306,516

		8,941,728
Bermuda - 0.17%
Golden Ocean Group, Ltd.	287,933	346,169
Seadrill, Ltd.	50,214	902,605

		1,248,774
Canada - 1.90%
Bank of Montreal	34,700	1,882,089
Canadian Pacific Railway, Ltd. (L)	11,700	627,121
EnCana Corp.	60,100	1,820,134
IGM Financial, Inc.	14,900	519,551
Magna International, Inc.	23,400	1,541,536
Metro, Inc.	12,700	498,790
National Bank of Canada	16,635	850,853
Penn West Energy Trust	25,800	491,983
RONA, Inc. (I)	26,300	387,873
Royal Bank of Canada	23,700	1,128,730
Sun Life Financial, Inc.	38,100	1,000,682
Teck Resources, Ltd.	72,500	2,143,911
The Toronto-Dominion Bank	13,000	842,365
Western Coal Corp. (I)	68,900	269,244

		14,004,862

117

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PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Denmark - 0.85%
Danisco A/S	5,674	$380,738
Danske Bank A/S (I)	19,871	381,624
H. Lundbeck A/S	15,581	212,224
Novo Nordisk A/S	65,869	5,313,367

		6,287,953
Finland - 0.74%
Metso OYJ	42,045	1,342,622
Neste Oil OYJ (L)	63,911	928,542
Nokia AB OYJ	160,380	1,309,547
Rautaruukki OYJ (L)	21,529	313,913
Sampo OYJ	25,936	542,662
Stora Enso OYJ, Series R	55,160	394,601
YIT Oyj	33,776	605,395

		5,437,282
France - 8.64%
Air Liquide SA	16,501	1,657,394
BNP Paribas	149,507	7,982,837
Carrefour SA	10,190	402,338
Casino Guichard Perrachon SA (L)	10,378	783,700
Cie de Saint-Gobain SA	16,062	593,057
Cie Generale de Geophysique-Veritas (I)	22,246	390,731
Dassault Systemes SA	13,567	821,012
Essilor International SA	36,352	2,164,411
Eutelsat Communications	9,885	330,244
France Telecom SA	84,136	1,451,841
Hermes International SA	9,956	1,320,943
L’Oreal SA	16,584	1,620,518
Lagardere S.C.A	37,678	1,167,450
LVMH Moet Hennessy SA	27,327	2,976,665
Natixis (I)	92,247	396,833
Nexans SA	5,501	318,059
Peugeot SA (I)	45,313	1,145,389
PPR	11,145	1,375,337
Renault SA (I)	53,694	1,976,074
Rhodia SA	89,629	1,475,056
Sanofi-Aventis SA	235,580	14,206,153
Schneider Electric SA	13,608	1,377,331
Societe Generale	88,713	3,608,731
SOITEC (I)(L)	75,603	662,750
Technicolor (I)	307,538	170,656
Technip SA	32,924	1,874,625
Total SA	167,786	7,467,229
Valeo SA (I)	31,948	860,653
Vivendi SA	130,640	2,642,956
Wendel	11,379	575,545

		63,796,518
Germany - 4.01%
Adidas AG	12,300	593,696
Aixtron AG (L)	51,038	1,209,257
BASF SE	64,210	3,503,077
Beiersdorf AG	8,638	474,842
Daimler AG (I)	22,174	1,122,829
Deutsche Post AG	25,445	369,107
Deutsche Telekom AG	80,114	944,403
E.ON AG	45,888	1,235,294
Heidelberger Druckmaschinen AG (I)(L)	49,277	440,611
Hochtief AG	8,259	490,801
Infineon Technologies AG (I)	465,182	2,688,333
Kloeckner & Company SE (I)	44,594	780,049
Lanxess AG	29,303	1,234,966
Metro AG	8,340	424,002
MTU Aero Engines Holding AG	23,848	1,327,031
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	5,229	$654,630
Norddeutsche Affinerie AG	28,561	1,243,169
Puma AG	2,741	723,432
RWE AG	10,051	655,130
Salzgitter AG	20,078	1,196,606
SAP AG	102,078	4,534,079
Siemens AG	10,664	954,288
Software AG	11,626	1,189,241
Stada Arzneimittel AG	19,708	655,580
Suedzucker AG	53,599	961,194

		29,605,647
Greece - 0.40%
Alpha Bank A.E. (I)	80,188	391,934
National Bank of Greece SA (I)	103,430	1,126,992
OPAP SA	81,401	1,012,498
Public Power Corp. SA	27,930	400,584

		2,932,008
Hong Kong - 1.62%
CLP Holdings, Ltd.	523,096	3,787,361
Esprit Holdings, Ltd.	129,830	701,799
Hong Kong & China Gas Company, Ltd.	464,200	1,150,910
Hong Kong Electric Holdings, Ltd.	402,646	2,396,493
Li & Fung, Ltd.	78,000	350,162
Noble Group, Ltd.	872,820	1,053,923
Pacific Basin Shipping, Ltd.	1,915,000	1,186,648
Swire Pacific, Ltd.	28,000	317,262
Yue Yuen Industrial Holdings, Ltd.	332,782	1,031,741

		11,976,299
Ireland - 0.86%
C&C Group PLC	194,938	766,821
CRH PLC	101,606	2,126,691
DCC PLC	40,149	906,973
Experian PLC	87,448	757,161
Kerry Group PLC	48,288	1,337,615
Shire PLC	23,471	477,076

		6,372,337
Israel - 0.21%
Bezek Israeli Telecommunications Corp., Ltd.	320,483	701,119
Israel Chemicals, Ltd.	61,307	639,333
Makhteshim-Agam Industries, Ltd.	60,393	201,244

		1,541,696
Italy - 5.10%
Autostrade SpA	15,398	272,985
Azimut Holding SpA	53,370	440,208
Bulgari SpA (L)	130,878	938,462
Enel SpA (L)	1,545,037	6,536,279
Eni SpA (L)	664,582	12,199,815
Fondiaria-Sai SpA	47,041	441,243
Italcementi SpA - RSP	34,167	149,557
Luxottica Group SpA	20,466	493,091
Mediaset SpA	128,197	729,917
Parmalat SpA	443,926	1,031,263
Recordati SpA	61,753	432,779
Saipem SpA	46,962	1,427,214
Snam Rete Gas SpA	299,835	1,191,984
Telecom Italia SpA	1,115,414	1,229,393
Telecom Italia SpA, RSP	2,125,713	1,937,070
Terna Rete Elettrica Nazionale SpA (L)	325,503	1,172,269
UniCredit Italiano SpA	3,188,736	7,078,044

		37,701,573

118

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan - 24.47%
Advantest Corp.	50,200	$1,051,179
Aiful Corp. (I)(L)	275,850	326,050
Aisin Seiki Company, Ltd.	20,400	551,147
Alps Electric Company, Ltd. (I)	153,754	1,319,716
Asahi Glass Company, Ltd.	211,000	1,968,716
Asahi Kasei Corp.	143,000	748,424
Astellas Pharma, Inc.	108,826	3,639,419
Bank of Yokohama, Ltd.	68,000	310,485
Canon, Inc.	52,700	1,964,818
Chuo Mitsui Trust Holdings, Inc.	94,000	331,026
Circle K Sunkus Company, Ltd.	18,000	230,474
Cosmo Oil Company, Ltd.	234,000	562,523
CyberAgent, Inc. (L)	764	1,123,480
Dai Nippon Printing Company, Ltd.	19,000	219,561
Daikyo, Inc. (I)	401,000	656,141
Dainippon Screen Manufacturing
Company, Ltd. (I)	279,000	1,266,033
Daito Trust Construction Company, Ltd.	46,800	2,645,668
Dena Company, Ltd.	37,100	978,402
Denki Kagaku Kogyo Kabushiki Kaisha	99,000	461,776
Don Quijote Company, Ltd. (L)	35,000	937,771
Dowa Holdings Company, Ltd.	193,000	929,543
Ebara Corp. (I)	310,000	1,322,172
Eisai Company, Ltd.	34,520	1,141,988
Electric Power Development Company, Ltd.	20,500	651,230
Elpida Memory, Inc. (I)(L)	110,800	1,711,834
Fanuc, Ltd.	24,500	2,748,656
Fast Retailing Company, Ltd.	13,100	1,977,222
Fuji Heavy Industries, Ltd. (I)	310,884	1,659,672
Fujikura, Ltd.	119,000	518,435
Fujitsu, Ltd.	163,000	1,024,031
Hanwa Company, Ltd.	188,000	745,735
Haseko Corp. (I)	1,093,000	866,857
Hikari Tsushin, Inc.	20,400	363,611
Hitachi Construction Machinery
Company, Ltd. (L)	39,000	720,446
Hitachi, Ltd. (I)	423,000	1,534,003
Hokkaido Electric Power Company, Inc.	10,701	230,362
Honda Motor Company, Ltd.	175,488	5,096,438
Hosiden Corp.	28,500	298,943
Ibiden Company, Ltd.	35,100	946,279
Inpex Corp.	132	733,653
Isuzu Motors, Ltd.	231,000	689,763
Itochu Corp.	268,800	2,095,805
JFE Holdings, Inc.	27,500	848,975
JX Holdings, Inc. (I)	1,088,200	5,319,083
K’s Holding Corp.	29,400	602,188
Kajima Corp.	304,000	685,966
Kakaku.com, Inc.	70	289,365
Kao Corp.	129,950	3,054,834
Kawasaki Kisen Kaisha, Ltd. (I)	415,000	1,679,153
KDDI Corp.	397	1,885,789
Kobe Steel Company, Ltd.	156,000	297,887
Komatsu, Ltd.	98,600	1,781,709
Konami Corp.	36,877	581,229
Kyocera Corp.	8,400	678,331
Lawson, Inc.	13,500	590,019
Leopalace21 Corp. (I)(L)	196,600	615,297
Marubeni Corp.	370,176	1,896,188
Marui Company, Ltd.	90	606
Mazda Motor Corp.	646,512	1,509,325
Mitsubishi Chemical Holdings Corp.	165,000	751,377
Mitsubishi Corp.	192,305	4,007,217
Mitsubishi Electric Corp.	205,000	1,596,727
Mitsubishi UFJ Financial Group	519,200	2,353,617
Mitsubishi UFJ Lease &
Finance Company, Ltd.	28,270	$951,700
Mitsui & Company, Ltd.	89,000	1,046,326
Mitsui Mining & Smelting Company, Ltd.	323,000	855,458
Mitsui O.S.K. Lines, Ltd.	201,000	1,326,479
Mizuho Financial Group, Inc. (L)	2,731,400	4,483,099
Murata Manufacturing Company, Ltd.	13,100	623,925
Net One Systems Company, Ltd.	242	311,439
NICHIREI Corp.	116,000	486,935
Nidec Corp.	20,700	1,733,708
Nintendo Company, Ltd.	5,600	1,631,259
Nippon Electric Glass Company, Ltd.	124,000	1,411,144
Nippon Telegraph & Telephone Corp.	85,000	3,470,466
Nippon Yakin Kogyo Company, Ltd. (I)	143,500	458,837
Nippon Yusen Kabushiki Kaisha	411,000	1,492,548
Nissan Motor Company, Ltd. (I)	997,300	6,913,503
Nisshin Seifun Group, Inc.	23,000	260,214
Nisshinbo Holdings, Inc.	56,000	537,857
Nitori Company, Ltd.	14,900	1,282,473
Nitto Denko Corp.	49,600	1,618,280
Nomura Research Institute, Ltd.	23,500	496,815
NTT DoCoMo, Inc.	2,876	4,349,172
Obayashi Corp.	208,000	820,850
Ono Pharmaceutical Company, Ltd.	10,600	430,547
Oriental Land Company, Ltd.	100	8,354
ORIX Corp. (L)	49,400	3,588,058
Osaka Gas Company, Ltd.	541,880	1,956,856
Pacific Metals Company, Ltd. (L)	184,000	1,238,979
Pioneer Corp. (I)	322,400	1,066,193
Point, Inc.	13,640	748,506
Resona Holdings, Inc.	211,200	2,569,074
Ricoh Company, Ltd.	113,000	1,436,155
Round One Corp.	29,200	160,122
Ryohin Keikaku Company, Ltd.	20,100	799,540
Sankyo Company, Ltd.	33,700	1,522,079
Secom Company, Ltd.	10,200	452,899
SEGA SAMMMY HOLDINGS, Inc.	70,200	1,004,941
Seven & I Holdings Company, Ltd.	166,800	3,827,105
Shimamura Company, Ltd.	7,900	711,621
Showa Shell Sekiyu KK	110,500	762,913
Sojitz Holdings Corp.	894,700	1,401,221
Sony Corp.	41,600	1,107,316
Sumco Corp. (I)	52,100	867,552
Sumitomo Corp.	217,800	2,169,291
Sumitomo Electric Industries, Ltd.	157,000	1,837,683
Sumitomo Metal Mining Company, Ltd.	81,000	1,016,323
Taisei Corp.	400,000	796,250
Taisho Pharmaceuticals Company, Ltd.	31,210	615,839
Taiyo Yuden Company, Ltd. (L)	86,000	1,159,044
Takeda Pharmaceutical Company, Ltd.	191,011	8,174,707
Takefuji Corp. (L)	62,930	182,843
TDK Corp.	13,600	746,005
The Sumitomo Trust &
Banking Company, Ltd.	351,268	1,786,913
Toho Zinc Company, Ltd.	132,000	465,373
Tokyo Electron, Ltd.	29,100	1,571,504
Tokyo Gas Company, Ltd.	201,603	921,704
Tokyo Steel Manufacturing Company, Ltd.	101,900	1,179,572
Tokyo Tatemono Company, Ltd.	309,000	947,351
TonenGeneral Sekiyu KK	92,867	802,499
Toshiba Corp. (I)	473,000	2,349,966
Tosoh Corp.	220,000	567,923
Toyo Engineering Corp.	113,000	326,815
Toyota Motor Corp.	125,200	4,305,549
Toyota Tsusho Corp.	85,100	1,218,634

119

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Unicharm Corp.	5,700	$641,897
UNY Company, Ltd.	122,500	930,219
USS Company, Ltd.	11,320	808,005
Yahoo! Japan Corp.	1,206	479,307
Yamada Denki Company, Ltd.	16,030	1,046,446
Yamaha Motor Company, Ltd. (I)	62,400	823,624
Zeon Corp.	58,000	338,515

		180,756,688
Luxembourg - 0.29%
ArcelorMittal	43,289	1,151,318
Tenaris SA	57,735	1,001,990

		2,153,308
Netherlands - 3.30%
Aegon NV (I)	241,774	1,295,194
ASML Holding NV	39,924	1,096,371
CSM	36,713	1,090,704
Heineken NV	65,947	2,795,451
ING Groep NV (I)	913,241	6,780,340
Koninklijke Ahold NV	46,724	578,642
Koninklijke BAM Groep NV (L)	146,451	673,722
Koninklijke Boskalis Westinster NV	28,027	1,091,301
Koninklijke DSM NV	35,164	1,397,041
Koninklijke Philips Electronics NV	160,871	4,795,140
Koninklijke Vopak NV	10,130	371,759
Reed Elsevier NV	47,069	519,249
TomTom NV (I)(L)	75,268	405,778
Unilever NV	37,850	1,031,991
Wereldhave NV	6,530	484,805

		24,407,488
New Zealand - 0.32%
Fletcher Building, Ltd.	188,116	1,007,260
Telecom Corp. of New Zealand, Ltd.	1,039,948	1,344,336

		2,351,596
Norway - 0.27%
Aker Solutions ASA	29,564	338,636
DnB NOR ASA	105,700	1,017,081
Petroleum Geo-Services ASA (I)	23,700	197,824
Yara International ASA	15,400	430,907

		1,984,448
Portugal - 0.03%
Portugal Telecom SGPS SA (L)	25,838	256,116
Singapore - 2.31%
CapitaCommercial Trust	1,256,000	1,086,729
Ezra Holdings, Ltd.	451,000	579,704
Golden Agri-Resources, Ltd.	5,543,000	2,074,606
Neptune Orient Lines, Ltd. (I)	808,146	1,140,159
Oversea-Chinese Banking Corp., Ltd.	232,000	1,459,369
SembCorp Marine, Ltd.	632,426	1,728,991
Singapore Exchange, Ltd.	317,000	1,658,730
Singapore Press Holdings, Ltd.	597,000	1,608,304
Singapore Telecommunications, Ltd.	1,317,210	2,845,240
Suntec Real Estate Investment Trust	1,071,000	1,005,584
Swiber Holdings, Ltd. (I)	328,000	227,976
United Overseas Bank, Ltd.	62,000	861,310
Venture Corp., Ltd.	125,000	792,997

		17,069,699
Spain - 2.00%
Banco Bilbao Vizcaya Argentaria SA	265,584	2,739,893
Banco Popular Espanol SA	130,490	665,413
Banco Santander SA	553,320	5,814,276
Inditex SA	30,005	$1,701,743
Repsol YPF SA	158,761	3,207,578
Telefonica SA	34,940	645,219

		14,774,122
Sweden - 3.75%
Alfa Laval AB	59,032	762,500
Assa Abloy AB, Series B	40,279	803,372
Atlas Copco AB, Series A	102,834	1,505,454
Boliden AB	261,115	2,891,955
Electrolux AB	72,534	1,655,736
Hennes & Mauritz AB, B Shares	197,950	5,443,138
Modern Times Group AB, B Shares	26,151	1,426,401
NCC AB	42,594	630,912
Nordea Bank AB	243,197	2,005,832
Sandvik AB	151,834	1,848,203
Skandinaviska Enskilda Banken AB, Series A	158,442	840,399
SKF AB, B Shares	37,309	668,317
Svenska Handelsbanken AB, Series A	94,833	2,322,693
Swedbank AB, Class A (I)	275,319	2,534,918
Swedish Match AB	26,387	574,847
Trelleborg AB, Series B (L)	160,736	948,558
Volvo AB, Series B (I)	74,047	814,280

		27,677,515
Switzerland - 5.97%
Clariant AG (I)	32,266	408,799
Compagnie Financiere Richemont SA	78,845	2,743,064
Nestle SA	239,307	11,546,556
Novartis AG	357,283	17,334,100
Roche Holdings AG	64,766	8,893,901
Swisscom AG	2,156	730,420
The Swatch Group AG	8,844	2,475,105

		44,131,945
United Kingdom - 21.18%
3i Group PLC	287,362	1,132,548
Acergy SA	49,225	730,226
Amlin PLC	103,575	595,575
Anglo American PLC (I)	156,908	5,454,693
ARM Holdings PLC	109,935	454,845
Associated British Foods PLC (I)	29,468	423,552
AstraZeneca PLC (I)	386,777	18,173,571
Barclays PLC	1,542,136	6,113,833
BG Group PLC	272,212	4,029,582
BHP Billiton PLC	135,685	3,511,101
BP PLC	199,693	959,070
British American Tobacco PLC	52,888	1,674,688
BT Group PLC	1,028,192	1,963,478
Burberry Group PLC	168,118	1,895,769
Capita Group PLC	145,391	1,595,168
Centrica PLC	223,729	985,217
Cobham PLC	332,436	1,047,833
Compass Group PLC (I)	76,508	580,466
Cookson Group PLC (I)	115,354	660,943
Diageo PLC	212,188	3,324,788
Drax Group PLC	191,665	1,068,062
DSG International PLC (I)	1,511,184	551,979
Eurasian Natural Resources Corp.	58,651	746,029
FirstGroup PLC	49,435	267,458
GlaxoSmithKline PLC (I)	1,248,225	21,153,894
Home Retail Group PLC	425,171	1,344,644
HSBC Holdings PLC	451,682	4,120,711
Imperial Tobacco Group PLC (I)	25,408	708,433
Kazakhmys PLC	109,055	1,600,060
Ladbrokes PLC	117,259	221,426

120

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC (I)	2,647,828	$2,100,855
London Stock Exchange Group PLC	32,012	265,076
National Express Group PLC (I)	58,059	188,150
Next PLC	80,587	2,384,746
Old Mutual PLC	247,101	377,979
Pearson PLC (I)	71,982	941,963
Petrofac, Ltd.	41,742	733,981
Reckitt Benckiser Group PLC	73,999	3,422,943
Reed Elsevier PLC	107,041	790,210
Rentokil Initial PLC (I)	243,022	385,846
Rio Tinto PLC (I)	189,553	8,294,806
Royal Dutch Shell PLC	454,655	11,481,616
Royal Dutch Shell PLC, B Shares	223,154	5,402,856
SABMiller PLC	84,660	2,350,574
Sage Group PLC	225,324	771,036
Scottish & Southern Energy PLC	79,428	1,316,734
Smith & Nephew PLC (I)	145,927	1,373,921
Standard Chartered PLC (I)	193,982	4,709,092
Taylor Woodrow PLC (I)	1,248,953	486,617
Tesco PLC (I)	211,218	1,189,258
Travis Perkins PLC (I)	105,944	1,152,587
Unilever PLC	36,613	975,782
United Utilities Group PLC	54,538	424,989
Vedanta Resources PLC	50,436	1,587,079
Vodafone Group PLC	3,986,736	8,261,401
William Hill PLC	304,509	767,999
Wolseley PLC (I)	103,113	2,015,914
WPP PLC	66,334	623,790
Xstrata PLC	332,901	4,361,453
Yell Group PLC (I)	660,702	239,803

		156,468,698
United States - 0.36%
Synthes AG (I)	22,920	2,635,526

TOTAL COMMON STOCKS (Cost $852,788,516)		$700,601,697

PREFERRED STOCKS - 0.46%
Germany - 0.46%
Fresenius SE (N)	6,984	461,805
Henkel AG & Company KGaA (N)	37,405	1,819,673
Porsche Automobil Holding SE (N)	19,963	851,612
ProSiebenSat.1 Media AG (N)	15,625	227,738

		3,360,828

TOTAL PREFERRED STOCKS (Cost $3,125,102)		$3,360,828

WARRANTS - 0.00%
France - 0.00%
Technicolor (Expiration Date: 7/30/2010) (I)	15,538	0

TOTAL WARRANTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 7.69%
Short-Term Securities - 3.41%
State Street Instituational Investment Treasury
Money Market Fund, 0.000%	$13,611,711	13,611,711
U.S. Treasury Bill, 0.1560%, 09/16/2010	11,622,000	11,618,142

		25,229,853
Securities Lending Collateral - 4.28%
John Hancock Collateral Investment
Trust, 0.2957%	$3,157,943	$31,607,852

TOTAL SHORT-TERM INVESTMENTS (Cost $56,830,964)		$56,837,705

Total Investments (International Core Trust)
(Cost $912,744,582) - 103.00%		$760,800,230
Other assets and liabilities, net - (3.00%)		(22,135,746)

TOTAL NET ASSETS - 100.00%		$738,664,484

International Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.42%
Argentina - 0.47%
MercadoLibre, Inc. (I)	49,000	$2,574,949
Belgium - 2.51%
Anheuser-Busch InBev NV	286,129	13,743,916
Brazil - 6.97%
Cyrela Brazil Realty SA	301,100	3,254,549
Gafisa SA	462,482	2,767,205
OGX Petroleo e Gas Participacoes SA (I)	1,517,900	14,060,547
PDG Realty SA Empreendimentos
e Participacoes	1,196,100	10,098,927
Vale SA, SADR	330,100	8,037,935

		38,219,163
Canada - 3.83%
Canadian National Railway Company	198,482	11,388,897
Research In Motion, Ltd. (I)	116,661	5,746,721
Teck Resources, Ltd.	130,222	3,850,818

		20,986,436
China - 3.94%
Baidu, Inc., SADR (I)	85,734	5,836,771
Ctrip.com International, Ltd., ADR (I)	149,157	5,602,337
Ping An Insurance Group Company
of China, Ltd.	694,000	5,581,432
Tencent Holdings, Ltd.	277,500	4,576,087

		21,596,627
Denmark - 2.39%
Novo Nordisk A/S	105,869	8,539,994
Novozymes A/S, B Shares	43,031	4,567,200

		13,107,194
France - 8.15%
Accor SA	198,975	9,137,695
AXA SA	526,766	7,988,872
BNP Paribas	50,507	2,696,791
Pernod-Ricard SA	74,931	5,796,423
Publicis Groupe SA	204,132	8,114,571
Schneider Electric SA	108,335	10,965,109

		44,699,461
Germany - 12.73%
Adidas AG	164,590	7,944,424
BASF SE	313,694	17,114,067
Daimler AG (I)	211,346	10,701,966
Infineon Technologies AG (I)	1,045,256	6,040,638
Metro AG	212,723	10,814,755
Siemens AG	131,159	11,737,012

121

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
ThyssenKrupp AG	222,641	$5,469,158

		69,822,020
Hong Kong - 5.49%
Alibaba.com, Ltd.	1,191,000	2,350,562
CNOOC, Ltd.	4,079,500	6,933,601
Hang Lung Properties, Ltd.	1,331,000	5,130,360
Li & Fung, Ltd.	2,832,000	12,713,587
Noble Group, Ltd.	2,470,454	2,983,054

		30,111,164
India - 2.85%
ICICI Bank, Ltd., SADR	264,028	9,541,972
Reliance Industries, Ltd., ADR (S)	128,800	6,014,960
Reliance Industries, Ltd., GDR	1,600	73,528

		15,630,460
Ireland - 1.04%
Covidien PLC	141,600	5,689,488
Israel - 3.17%
Teva Pharmaceutical Industries, Ltd., SADR	334,868	17,409,787
Japan - 12.29%
Canon, Inc.	220,000	8,202,278
Daikin Industries, Ltd.	88,475	2,700,289
FamilyMart Company, Ltd.	221,100	7,286,973
Honda Motor Company, Ltd.	196,200	5,697,946
Marubeni Corp.	2,186,000	11,197,555
Matsushita Electric Industrial Company, Ltd.	433,700	5,415,539
Mizuho Financial Group, Inc.	4,208,400	6,907,327
Nintendo Company, Ltd.	28,300	8,243,686
Sumco Corp. (I)	205,800	3,426,914
The Tokyo Electric Power Company, Inc.	244,200	6,647,747
Yahoo! Japan Corp.	4,190	1,665,254

		67,391,508
Luxembourg - 1.58%
Millicom International Cellular SA	106,700	8,650,169
Singapore - 1.50%
Capitaland, Ltd.	3,235,000	8,248,526
Spain - 4.74%
Banco Bilbao Vizcaya Argentaria SA	863,051	8,903,650
Inditex SA	301,355	17,091,440

		25,995,090
Sweden - 0.48%
Assa Abloy AB, Series B	130,961	2,612,040
Switzerland - 7.43%
Credit Suisse Group AG	145,854	5,481,741
Lonza Group AG	56,334	3,750,102
Nestle SA	241,678	11,660,957
Syngenta AG	39,213	9,055,040
The Swatch Group AG	38,492	10,772,473

		40,720,313
Taiwan - 3.03%
High Tech Computer Corp.	425,000	5,638,550
Hon Hai Precision Industry Company, Ltd. (I)	3,119,167	10,954,894

		16,593,444
United Kingdom - 11.83%
Autonomy Corp. PLC (I)	298,771	8,063,295
Barclays PLC	1,345,799	5,335,451
Compass Group PLC (I)	1,107,157	8,399,996
HSBC Holdings PLC	1,187,873	10,837,008
Reckitt Benckiser Group PLC	130,433	6,033,389
Rolls-Royce Group PLC (I)	1,006,616	$8,382,629
Standard Chartered PLC	453,588	11,011,268
Tesco PLC (I)	1,212,149	6,824,978

		64,888,014

TOTAL COMMON STOCKS (Cost $550,799,653)		$528,689,769

PREFERRED STOCKS - 0.22%
Brazil - 0.22%
Net Servicos de Comunicacao SA (I)	128,300	1,208,366

TOTAL PREFERRED STOCKS (Cost $1,683,495)		$1,208,366

SHORT-TERM INVESTMENTS - 3.94%
Short-Term Securities - 3.94%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$21,616,726	21,616,726

TOTAL SHORT-TERM INVESTMENTS (Cost $21,616,726)		$21,616,726

Total Investments (International Opportunities Trust)
(Cost $574,099,874) - 100.58%		$551,514,861
Other assets and liabilities, net - (0.58%)		(3,157,870)

TOTAL NET ASSETS - 100.00%		$548,356,991

International Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.89%
Australia - 7.56%
Acrux, Ltd. (I)	36,231	$54,725
Adamus Resources, Ltd. (I)	27,442	11,660
Adelaide Brighton, Ltd.	25,938	58,010
Aditya Birla Minerals, Ltd. (I)	16,006	8,509
AED Oil, Ltd. (I)	17,758	6,442
AJ Lucas Group, Ltd.	6,337	11,771
Alesco Corp., Ltd.	8,274	16,413
Alliance Resources, Ltd. (I)	22,348	5,342
Allied Gold, Ltd. (I)	19,914	6,133
Amalgamated Holdings, Ltd.	8,898	42,466
Andean Resources, Ltd. (I)	16,411	46,031
Ansell, Ltd.	11,256	123,626
Anvil Mining, Ltd. (I)	16,700	43,925
APA Group, Ltd.	31,737	95,530
APN News & Media, Ltd.	26,397	43,551
Arafura Resources, Ltd. (I)	20,511	7,177
ARB Corp., Ltd.	8,300	39,597
ASG Group, Ltd.	12,891	15,061
Atlas Iron, Ltd. (I)(L)	45,803	79,583
Aurora Oil And Gas, Ltd. (I)	34,600	21,979
Ausdrill, Ltd.	32,814	44,237
Ausenco, Ltd.	7,289	10,855
Austal, Ltd.	12,187	22,330
Austar United Communications, Ltd. (I)	38,531	30,601
Austbrokers Holdings, Ltd	4,181	17,317
Austereo Group, Ltd.	16,908	23,655
Austin Engineering, Ltd.	7,179	20,374
Australian Infrastructure Fund	43,028	60,937
Australian Worldwide Exploration, Ltd. (I)	36,008	53,316
Automotive Holdings Group	30,885	57,646
Avexa, Ltd. (I)	96,403	2,674
Avoca Resources, Ltd. (I)	21,483	49,193

122

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AWB, Ltd. (I)	83,891	$64,031
Beach Energy, Ltd.	116,845	67,234
Biota Holdings, Ltd. (I)	13,694	11,581
Blackmores, Ltd.	1,430	26,721
Boart Longyear Group (I)	29,681	69,911
Bow Energy, Ltd. (I)	24,134	22,444
Bradken, Ltd.	11,765	70,501
Brickworks, Ltd.	1,798	18,021
Brockman Resources, Ltd. (I)	20,828	51,216
BT Investment Management, Ltd.	3,141	6,431
Buru Energy, Ltd. (I)	31,343	9,662
Cabcharge Australia, Ltd.	9,047	38,916
Campbell Brothers, Ltd.	2,917	73,342
Cape Lambert Iron Ore, Ltd. (I)	61,857	16,633
Cardno, Ltd.	2,333	7,819
Carnarvon Petroleum, Ltd. (I)	44,251	12,686
Catalpa Resources (I)	10,591	14,341
Cellestis, Ltd.	5,129	11,793
Centamin Egypt, Ltd. (I)	33,316	81,087
Centennial Coal Company, Ltd.	21,102	78,106
Centrex Metals, Ltd. (I)	12,831	4,549
Challenger Financial Services Group, Ltd.	29,052	84,958
Chandler Macleod, Ltd.	23,343	5,300
Chemgenex Pharmaceuticals, Ltd. (I)	34,805	8,504
Citadel Resource Group, Ltd. (I)	190,656	42,030
Citigold Corp., Ltd. (I)	12,839	965
Clough, Ltd.	20,047	12,829
Coal of Africa, Ltd. (I)	28,467	42,884
Cockatoo Coal, Ltd. (I)	52,210	16,794
Coffey International, Ltd.	13,888	11,113
Comdek, Ltd. (I)	9,069	3,478
Compass Resources, Ltd. (I)	15,577	1,967
ConnectEast Group	224,097	71,405
Conquest Mining, Ltd. (I)	36,248	9,849
Consolidated Media Holdings, Ltd.	18,638	49,654
Crane Group, Ltd.	8,132	54,747
Crescent Gold, Ltd. (I)	88,295	9,642
CSG, Ltd.	20,745	31,980
CuDeco, Ltd. (I)(L)	8,580	33,347
Cue Energy Resources, Ltd. (I)	5,000	1,040
Customers, Ltd. (I)	7,612	17,886
Deep Yellow, Ltd. (I)	57,118	6,191
Devine, Ltd. (I)	33,869	6,655
Dominion Mining, Ltd.	6,300	14,450
Duet Group	49,562	66,959
DWS Advanced Business Solutions, Ltd.	12,684	15,256
Dyesol, Ltd. (I)	14,530	12,573
Eastern Star Gas, Ltd. (I)	43,515	29,507
Elders, Ltd. (I)	48,521	15,730
Emeco Holdings, Ltd.	61,822	29,833
Emitch, Ltd.	32,908	24,314
Energy World Corp., Ltd. (I)	75,962	23,329
Envestra, Ltd.	71,014	29,134
Extract Resources, Ltd. (I)	4,284	23,236
Fantastic Holdings, Ltd.	4,687	7,823
FKP Property Group, Ltd.	69,654	39,428
Fleetwood Corp., Ltd.	4,660	35,726
FlexiGroup, Ltd.	15,968	18,310
Flight Centre, Ltd.	6,735	93,172
Flinders Mines, Ltd. (I)	102,814	7,302
Gascoyne Resources, Ltd. (I)	2,573	198
Gindalbie Metals, Ltd. (I)(L)	34,078	29,057
Giralia Resources NL (I)	31,422	47,401
Goodman Fielder, Ltd.	147,951	166,822
GrainCorp., Ltd.	11,279	50,235
Grange Resources Corp., Ltd. (I)	132,454	$54,200
Great Southern Plantations, Ltd. (I)	49,118	4,961
GUD Holdings, Ltd.	5,643	40,908
Gujarat NRE Coking Coal, Ltd. (I)	3,156	1,559
Gunns, Ltd.	91,122	45,910
GWA International, Ltd.	26,498	66,457
Hastie Group, Ltd.	24,923	28,686
Healthscope, Ltd.	19,894	86,587
Hillgrove Resources Ltd.	43,767	9,320
Hills Industries, Ltd.	29,039	51,987
Horizon Oil, Ltd. (I)	90,132	22,681
IBA Health, Ltd.	65,826	9,242
Icon Energy, Ltd. (I)	53,263	7,675
iiNET, Ltd.	7,036	17,063
Iluka Resources, Ltd. (I)	25,236	97,751
Imdex, Ltd. (I)	15,820	9,562
IMFAustralia, Ltd.	10,109	13,333
Independence Group NL	10,404	40,805
Indophil Resources NL (I)	85,202	78,532
Industrea, Ltd.	74,586	21,939
Infigen, Ltd.	81,696	48,633
Integra Mining, Ltd. (I)	58,809	14,645
Invocare, Ltd.	9,175	46,554
IOOF Holdings, Ltd.	20,986	104,290
Iress Market Technology, Ltd.	8,667	62,981
Ivanhoe Australia, Ltd. (I)	4,749	11,073
Jabiru Metals, Ltd. (I)	42,457	10,739
JB Hi-Fi, Ltd.	5,023	79,984
Kagara Zinc, Ltd. (I)	48,216	19,309
Karoon Gas Australia, Ltd. (I)	6,138	30,494
Kingsgate Consolidated, Ltd.	7,914	62,764
Linc Energy, Ltd. (I)	22,798	19,219
Lynas Corp., Ltd. (I)	102,805	46,651
M2 Telecommunications Group, Ltd.	10,415	14,712
Mac Services Group	9,455	19,053
Macmahon Holdings, Ltd.	67,462	30,347
Mantra Resources, Ltd. (I)	9,619	33,143
Mcmillan Shakespeare, Ltd.	4,446	17,474
McPherson’s, Ltd.	6,941	14,585
Medusa Mining, Ltd. (I)	9,225	29,924
Mermaid Marine Australia, Ltd.	13,625	28,802
Metals X, Ltd. (I)	159,375	12,705
Minara Resources, Ltd. (I)	38,702	21,093
Mincor Resources NL	19,890	29,852
Mineral Deposits, Ltd. (I)	47,220	37,129
Mineral Resources, Ltd.	6,043	40,433
Mirabela Nickel, Ltd. (I)(L)	32,400	54,444
Molopo Australia, Ltd. (I)	5,287	4,319
Monadelphous Group, Ltd.	3,196	33,939
Mortgage Choice, Ltd.	13,052	12,218
Mount Gibson Iron, Ltd. (I)	82,874	105,577
Murchison Metals, Ltd. (I)	28,318	46,739
Navitas, Ltd.	61,195	237,496
Nexus Energy, Ltd. (I)	86,250	18,147
NIB Holdings, Ltd.	43,000	45,157
Nido Petroleum, Ltd. (I)	122,511	15,176
Norton Gold Fields, Ltd. (I)	60,831	8,611
NRW Holdings Ltd	16,672	13,513
Nufarm, Ltd.	8,958	40,287
Oakton, Ltd.	7,538	15,025
Orotongroup, Ltd.	5,244	29,337
Otto Energy, Ltd. (I)	63,569	3,970
Pacific Brands, Ltd. (I)	68,225	50,264
Pan Australian Resources, Ltd. (I)	110,381	45,145
Pan Pacific Petroleum NL (I)	39,039	5,181

123

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
PaperlinX, Ltd. (I)	67,848	$34,968
Peet & Company, Ltd.	9,364	16,565
Perilya, Ltd. (I)	40,946	12,776
Perpetual Trust of Australia, Ltd.	2,134	50,288
Perseus Mining, Ltd. (I)	37,732	72,786
Pharmaxis, Ltd. (I)	19,037	32,758
Photon Group, Ltd.	13,511	11,600
Platinum Australia, Ltd. (I)	30,554	17,132
PMP, Ltd. (I)	32,750	15,398
Po Valley Energy, Ltd. (I)	7,369	1,844
Port Bouvard, Ltd. (I)	24,303	2,659
Premier Investments, Ltd.	4,278	21,887
Primary Health Care, Ltd.	37,044	110,464
Prime Retirement & Aged Care
Property Trust (I)	14,396	538
Probiotec, Ltd.	2,926	3,212
Programmed Maintenance Services, Ltd.	12,923	26,906
Realestate.com.au, Ltd.	12,633	111,851
Reckon, Ltd.	17,119	29,392
Redflex Holdings, Ltd.	3,279	6,254
Resolute Mining, Ltd. (I)	56,262	49,482
Retail Food Group, Ltd.	5,325	11,820
RHG, Ltd. (I)	23,407	12,117
Ridley Corp., Ltd.	32,485	31,302
Riversdale Mining, Ltd. (I)	14,118	123,134
Roc Oil Company, Ltd. (I)	64,961	16,917
SAI Global, Ltd.	12,395	41,537
Sally Malay Mining, Ltd.	21,653	39,155
Sedgman, Ltd.	12,501	13,861
ServCorp, Ltd.	5,074	11,384
Seven Network, Ltd.	8,742	41,682
Sigma Pharmaceuticals, Ltd.	207,664	72,470
Silex Systems, Ltd. (I)	6,752	25,959
Silver Lake Resources, Ltd. (I)	20,261	29,712
Sirtex Medical, Ltd.	2,941	12,079
Skilled Group, Ltd.	2,470	2,235
SMS Management & Technology, Ltd.	7,356	36,518
Southern Cross Media Group, Ltd.	40,576	55,422
SP Telemedia, Ltd.	108,688	173,513
Spark Infrastructure Group (S)	57,305	54,946
Specialty Fashion Group, Ltd.	12,034	10,687
Spotless Group, Ltd.	11,579	20,655
St. Barbara, Ltd. (I)	182,364	53,299
Straits Resources, Ltd. (I)	26,265	28,510
Strike Resources, Ltd. (I)	14,267	5,763
STW Communications Group, Ltd.	23,084	17,679
Sundance Resources, Ltd. (I)	208,144	19,273
Super Cheap Auto Group, Ltd.	10,817	48,868
Talent2 International, Ltd. (I)	3,808	4,530
Technology One, Ltd.	17,402	11,515
Ten Network Holdings, Ltd. (I)	39,487	53,032
TFS Corp., Ltd.	16,425	11,576
Thakral Holdings Group, Ltd. (I)	84,502	25,563
The Reject Shop, Ltd.	2,561	33,584
Timbercorp, Ltd. (I)	78,363	0
Tower Australia Group, Ltd.	34,373	58,145
Tox Free Solutions, Ltd. (I)	8,380	16,412
Transfield Services Infrastructure Fund	7,618	3,997
Transfield Services, Ltd.	20,925	54,260
Transpacific Industries Group, Ltd. (I)	18,498	15,365
Troy Resources Nl	6,603	13,565
UXC, Ltd.	17,598	6,600
Village Roadshow, Ltd.	13,463	24,811
Virgin Blue Holdings, Ltd. (I)	359,466	87,706
Vision Group Holdings, Ltd.	688	121
Watpac, Ltd.	10,656	$10,906
Webjet, Ltd.	10,889	16,959
West Australian Newspapers
Holdings, Ltd. (L)	8,922	48,637
Western Areas NL	10,130	31,588
Wide Bay Australia, Ltd.	589	5,028
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd.	6,934	31,183

		7,775,335
Austria - 1.17%
A-TEC Industries AG (I)	792	8,089
Andritz AG	3,084	172,569
Austriamicrosystems AG (I)	1,784	61,523
BWIN Interactive Entertainment AG (I)	5,381	238,170
BWT AG	474	10,638
Cat Oil AG (I)	3,036	25,564
Constantia Packaging AG (I)	542	28,676
Evn AG	1,238	18,436
Flughafen Wien AG	1,080	56,408
Frauenthal Holdings AG (I)	179	1,592
Intercell AG (I)	3,233	60,116
Mayr-Melnhof Karton AG	491	43,719
Oesterreichische Post AG (L)	4,652	114,303
Palfinger AG (I)	1,137	24,892
RHI AG (I)	2,979	69,936
S&T System Integration & Technology
Distribution AG (I)	495	6,019
Schoeller-Bleckmann Oilfield Equipment AG	1,435	65,192
Wienerberger Baustoffindustrie AG (I)	8,352	101,844
Zumtobel AG (I)	5,975	99,647

		1,207,333
Belgium - 1.30%
Ackermans & Van Haaren NV	1,939	119,808
AGFA Gevaert NV (I)	30,114	172,127
Arseus NV	1,641	18,572
Banque Nationale de Belgique (I)	9	40,965
Barco NV (I)	780	34,900
Compagnie d’Entreprises CFE	687	30,323
Compagnie Maritime Belge SA	1,387	36,577
Deceuninck Plastics (I)	7,720	15,883
Devgen (I)	964	9,936
Econocom Group SA	1,236	16,766
Elia System Operator SA (I)	534	82
Elia System Operator SA/NV (L)	2,673	83,643
Euronav NV	2,340	42,257
EVS Broadcast Equipment SA	811	32,601
Exmar NV	836	5,330
Galapagos NV (I)	2,443	30,554
Gimv Nv	22	994
Kinepolis Group NV	719	37,775
Melexis NV (I)	1,922	19,477
Nyrstar	8,153	83,814
Omega Pharma SA	2,269	99,310
SA D’Ieteren Trading NV	454	192,826
Sipef SA	356	20,437
Telenet Group Holding NV (I)	4,356	114,396
Tessenderlo Chemie NV	1,239	31,528
ThromboGenics NV (I)	1,612	30,245
Van De Velde NV	356	13,907

		1,335,033
Bermuda - 0.52%
Capital Strategic Investment, Ltd.	520,000	11,451
Catlin Group, Ltd.	22,847	118,900

124

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
Chung Tai Printing Holdings, Ltd.	760,000	$29,505
Dockwise, Ltd. (I)	1,274	30,074
Golden Ocean Group, Ltd. (I)(L)	34,000	40,877
Hardy Underwriting Bermuda, Ltd.	3,161	11,339
Hiscox PLC	23,931	121,894
Katanga Mining, Ltd. (I)	113,150	69,088
Lancashire Holdings, Ltd.	13,824	102,306

		535,434
Canada - 11.04%
Aastra Technologies Ltd	2,000	43,211
Absolute Software Corp. (I)	3,900	15,350
Advantage Oil & Gas, Ltd. (I)	19,300	112,404
Aecon Group, Inc.	5,300	51,479
AG Growth International, Inc.	1,400	46,160
AGF Management, Ltd.	5,300	71,244
Akita Drilling, Ltd.	1,500	10,103
Alamos Gold, Inc.	6,700	102,777
Alexco Resource Corp. (I)	4,800	14,925
Algonquin Power & Utilities Corp.	6,600	25,481
Altius Minerals Corp. (I)	3,100	30,285
Anderson Energy, Ltd. (I)	8,700	9,644
Angiotech Pharmaceuticals, Inc. (I)	2,006	1,451
Antrim Energy, Inc. (I)	15,500	12,813
Argosy Energy, Inc. (I)	26	24
Astral Media, Inc.	3,500	118,195
Atrium Innovations, Inc. (I)	3,300	47,428
ATS Automation Tooling Systems, Inc. (I)	8,247	44,080
Augusta Resource Corp. (I)	9,500	14,546
Aura Minerals, Inc. (I)	10,300	38,992
Aurizon Mines, Ltd. (I)	14,000	68,912
Avalon Rare Metals, Inc. (I)	5,100	9,629
Baffinland Iron Mines Corp. (I)	34,500	12,477
Bankers Petroleum, Ltd. (I)	24,300	160,242
Bioteq Environment Technologies, Inc. (I)	500	376
Birch Mountain Resources, Ltd. (I)	9,200	20
Birchcliff Energy, Ltd. (I)	9,700	88,385
Blackpearl Resources, Inc. (I)	37,800	100,132
BNK Petroleum, Inc. (I)	12,834	22,303
Bonterra Energy Corp.	1,700	55,493
Boralex, Inc. (I)	2,500	18,646
Breakwater Resources, Ltd. (I)	10,400	24,130
Burcon Nutrascience Corp. (I)	2,500	16,697
Calvalley Petroleums, Inc. (I)	1,840	5,894
Canaccord Capital, Inc.	5,300	46,749
Canada Bread Company, Ltd.	2,160	97,393
Canadian Western Bank	4,766	105,836
Candente Gold Corp. (I)	1,760	1,091
Canfor Corp. (I)	16,240	129,670
Cangene Corp. (I)	100	343
Capstone Mining Corp. (I)	20,500	41,595
Cardero Resource Corp. (I)	7,100	8,070
Cardiome Pharma Corp. (I)	6,200	51,135
Carpathian Gold, Inc. (I)	24,200	7,274
Cascades, Inc.	7,600	45,833
CCL Industries, Inc.	2,800	74,961
CE Franklin, Ltd. (I)	614	3,899
Celtic Exploration, Ltd. (I)	5,600	57,707
Cinch Energy Corp. (I)	200	237
Clarke, Inc. (I)	2,800	10,337
Coalcorp Mining, Inc. (I)	9,785	965
Cogeco Cable, Inc.	1,200	38,687
COM DEV International, Ltd. (I)	8,800	15,706
Comaplex Minerals Corp. (I)	24	248
Compton Petroleum Corp. (I)	21,889	12,337
Connacher Oil and Gas, Ltd. (I)	52,700	$63,861
Consolidated Thompson Iron Mines, Ltd. (I)	27,029	184,332
Constellation Software, Inc.	1,300	49,885
Corridor Resources, Inc. (I)	4,930	24,082
Corus Entertainment, Inc.	6,526	115,127
Cott Corp. (I)	8,900	51,667
Crew Energy, Inc. (I)	11,300	160,071
Dalsa Corp.	1,069	11,227
Daylight Energy, Ltd.	11,764	98,683
Delphi Energy Corp. (I)	23,445	58,362
Denison Mines Corp. (I)(L)	33,028	39,402
Descartes Systems Group, Inc. (I)	6,000	32,183
Detour Gold Corp. (I)	5,700	126,631
Diagnocure, Inc. (I)	800	804
Dorel Industries, Inc., Class B	3,200	100,069
Dundee Precious Metals, Inc. (I)	11,000	47,325
DundeeWealth, Inc.	3,758	47,727
Eastern Platinum, Ltd. (I)	140,500	128,021
Eastmain Resources, Inc. (I)	7,100	8,537
Easyhome, Ltd.	1,446	10,323
Ecu Silver Mining, Inc. (I)	33,000	19,219
Endeavour Silver Corp. (I)	4,200	14,322
Ensign Energy Services, Inc. (L)	9,100	107,024
Entree Gold, Inc. (I)(L)	7,400	13,903
European Goldfields, Ltd. (I)	14,109	90,256
Evertz Technologies, Ltd.	1,312	16,638
Exco Technologies, Ltd.	2,900	8,172
Fairborne Energy, Ltd. (I)	8,600	37,161
Far West Mining, Ltd. (I)	1,900	7,853
Farallon Mining, Ltd. (I)	30,000	9,863
First Majestic Silver Corp (I)	9,400	37,792
FirstService Corp. (I)	1,200	24,957
Flint Energy Services, Ltd. (I)	3,996	44,819
Forsys Metals Corp. (I)	400	894
Fortune Minerals, Ltd. (I)	2,450	1,450
Fronteer Gold, Inc. (I)	12,437	74,654
Galleon Energy, Inc. (I)	9,800	39,677
Gammon Gold, Inc. (I)	12,500	68,339
Garda World Security Corp. (I)	6,400	46,292
GBS Gold International, Inc. (I)	13,800	0
Gennum Corp.	2,342	14,300
Glacier Media, Inc. (I)	6,100	12,893
Glentel, Inc.	700	10,330
GLG Life Tech Corp. (I)	2,200	16,739
Globestar Mining Corp. (I)	10,600	8,962
Gluskin Sheff & Associates, Inc.	1,300	20,760
GMP Capital, Inc.	2,443	21,365
Grande Cache Coal Corp. (I)	11,500	59,415
Great Panther Silver, Ltd. (I)	14,100	10,199
Greystar Resources, Ltd. (I)	7,400	33,575
Groupe Aeroplan, Inc.	15,300	127,338
Guyana Goldfields, Inc. (I)	6,600	42,965
Harry Winston Diamond Corp. (I)	7,361	90,513
Heroux-Devtek, Inc. (I)	1,600	8,191
Home Capital Group, Inc.	2,300	91,110
HudBay Minerals, Inc. (I)	16,400	172,080
IESI-BFC, Ltd.	5,800	115,668
Imax Corp. (I)	6,080	87,897
Imperial Metals Corp. (I)	400	6,004
Insignia Energy, Ltd. (I)	3,910	7,383
International Forest Products, Ltd. (I)	2,050	7,895
Intertape Polymer Group, Inc. (I)	4,500	9,300
Isotechnika Pharma, Inc. (I)	3,200	691
Iteration Energy, Ltd. (I)	23,259	33,210
Ivanhoe Energy, Inc. (I)	25,500	48,866

125

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Jinshan Gold Mines, Inc. (I)	17,500	$59,180
KAB Distribution, Inc. (I)	7,076	6
Keegan Resources, Inc. (I)	8,100	43,066
Kimber Resources, Inc. (I)	250	202
Kingsway Financial Services, Inc. (I)	8,100	13,924
Kirkland Lake Gold, Inc. (I)	4,400	35,050
La Mancha Resources Inc. (I)	17,200	29,567
Labopharm, Inc. (I)(L)	7,200	6,561
Lake Shore Gold Corp. (I)	24,100	72,444
Laurentian Bank of Canada	2,914	115,323
Le Chateau, Inc.	1,700	20,265
Leon’s Furniture, Ltd.	5,926	67,579
Linamar Corp.	3,400	57,489
MacDonald Dettwiler & Associates, Ltd. (I)	2,182	89,736
MAG Silver Corp. (I)	3,500	21,601
Major Drilling Group International	2,300	46,862
Manitoba Telecom Services, Inc.	1,400	35,390
Maple Leaf Foods, Inc.	4,200	35,390
Martinrea International, Inc. (I)	8,593	61,105
Matrikon, Inc.	2,800	11,810
Maxim Power Corp. (I)	4,800	13,076
MDC Partners, Inc.	100	1,077
MDS, Inc. (I)	14,178	119,598
Mega Uranium, Ltd. (I)	24,000	8,454
Mercator Minerals, Ltd. (I)	19,100	26,913
Methanex Corp.	5,900	116,110
Migao Corp. (I)	3,000	16,739
Miranda Technologies, Inc. (I)	3,285	14,781
Mosaid Technologies, Inc.	1,200	22,263
Mullen Group, Ltd.	3,257	43,965
Nautilus Minerals, Inc. (I)	30,700	42,969
Neo Material Technologies, Inc. (I)	8,900	29,930
Newalta, Inc	5,900	48,162
NGEx Resources, Inc. (I)	7,821	3,673
Norbord, Inc. (I)	940	10,049
North American Palladium, Ltd. (I)	7,400	23,287
Northern Dynasty Minerals, Ltd. (I)	4,900	31,806
Northgate Minerals Corp. (I)	31,505	95,295
Novagold Resources, Inc. (I)	12,000	83,641
Noveko International, Inc. (I)	2,600	1,856
NuVista Energy, Ltd.	9,573	91,364
Oncolytics Biotech, Inc. (I)	4,590	12,030
Open Range Energy Corp. (I)	3,700	5,074
OPTI Canada, Inc. (I)	31,900	53,639
Orleans Energy, Ltd. (I)	4,700	11,700
Paladin Labs, Inc. (I)	500	11,038
Paramount Energy Trust (I)	1,395	6,683
Paramount Resources, Ltd. (I)	5,100	89,012
Parkbridge Lifestyles Communities, Inc. (I)	5,230	25,547
Pason Systems, Inc.	6,600	70,120
Pelangio Exploration, Inc. (I)	4,400	847
Peregrine Diamonds, Ltd. (I)	12,400	22,364
Petrolifera Petroleum, Ltd. (I)	6,850	4,183
Platinum Group Metals, Ltd. (I)	5,000	8,501
Plutonic Power Corp. (I)	6,600	15,190
Polymet Mining Corp. (I)(L)	7,903	11,730
Potash One, Inc. (I)	7,000	14,466
ProspEx Resources, Ltd. (I)	7,735	11,618
Pulse Seismic, Inc. (I)	5,782	7,278
Pure Energy Services, Ltd. (I)	1,400	3,617
Quadra FNX Mining, Ltd. (I)	20,300	186,686
Queenston Mining, Inc. (I)	6,000	21,587
Quest Capital Corp. (I)	9,200	12,963
Questerre Energy Corp. (I)	38,200	102,269
Reitman’s Canada, Ltd.	4,900	86,258
Resverlogix Corp. (I)	3,400	$8,559
Richelieu Hardware, Ltd.	600	13,121
Ritchie Bros. Auctioneers, Inc.	7,000	127,434
RONA, Inc. (I)	10,304	151,964
Rs Technologies, Inc. (I)	30,580	3,591
Rubicon Minerals Corp. (I)	15,700	53,978
Russel Metals, Inc.	6,400	109,056
Samuel Manu-Tech, Inc. (I)	1,500	5,636
Sandvine Corp. (I)	18,000	34,493
Savanna Energy Services Corp.	700	3,978
Scorpio Mining Corp. (I)	8,900	5,663
Seabridge Gold, Inc. (I)	3,200	99,648
SEMAFO, Inc. (I)	46,900	354,652
Shawcor, Ltd., Class A	3,800	95,843
Sherritt International Corp.	23,100	124,120
Shore Gold, Inc. (I)	22,600	14,436
Sierra Wireless, Inc. (I)	3,200	21,252
Silver Standard Resources, Inc. (I)	7,000	124,870
Silvercorp Metals, Inc.	20,400	134,141
Softchoice Corp. (I)	400	3,175
Southgobi Energy Resources, Ltd. (I)	11,422	134,118
Sprott Resource Corp. (I)	9,300	35,119
Stantec, Inc. (I)	4,700	104,106
Starfield Resources, Inc. (I)	37,000	1,691
Stella-Jones, Inc.	100	2,560
Storm Exploration, Inc. (I)	4,000	50,425
Student Transportation of America, Ltd.	5,076	25,845
SunOpta, Inc. (I)	6,708	29,490
Superior Plus Corp.	7,400	88,977
Tanzanian Royalty Exploration Corp. (I)	7,400	36,772
Taseko Mines, Ltd. (I)	25,500	108,271
Technicoil Corp. (I)	5,300	4,132
The Churchill Corp. (I)	1,600	26,948
The Jean Coutu Group (PJC), Inc.	6,900	53,279
Thompson Creek Metals Company, Inc. (I)	11,493	99,756
Timminco, Ltd. (I)	8,700	4,250
TLC Vision Corp. (I)	3,400	495
TMX Group, Inc.	2,500	65,262
Toromont Industries, Ltd.	4,700	101,325
Torstar Corp. (L)	6,800	67,965
Total Energy Services, Inc.	8,400	65,019
Transcontinental, Inc.	7,500	92,715
TransForce, Inc.	7,673	66,816
Transglobe Energy Corp. (I)	5,600	40,979
Transition Therapeutics, Inc. (I)	2,700	8,522
Trican Well Service, Ltd.	8,500	108,830
Trinidad Drilling, Ltd.	13,597	64,501
U308 Corp. (I)	2,980	616
Uni-Select, Inc.	1,400	35,705
Uranium One, Inc. (I)	49,400	120,188
Uranium Participation Corp. (I)	9,855	52,304
UTS Energy Corp. (I)	52,200	101,012
Vecima Networks, Inc. (I)	2,779	11,042
Vero Energy, Inc. (I)	8,900	51,583
Vitran Corp., Inc. (I)	600	7,333
Webtech Wireless, Inc. (I)	1,700	623
Wesdome Gold Mines, Ltd.	8,000	17,660
West Fraser Timber Company, Ltd.	1,700	53,066
Western Coal Corp. (I)	30,700	119,968
Westport Innovations, Inc. (I)	3,857	60,687
Wi-LAN, Inc.	9,800	29,643
Winpak, Ltd.	200	1,676
Xtreme Coil Drilling Corp. (I)	3,452	9,923
Zarlink Semiconductor, Inc. (I)	4,500	7,524

126

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
ZCL Composites, Inc.	3,500	$10,521

		11,354,064
Cayman Islands - 0.03%
Siem Offshore, Inc. (I)	20,000	29,169
China - 0.07%
Bund Center Investment, Ltd. (I)	95,000	17,652
Epure International, Ltd. (I)	51,000	27,967
Pacific Textile Holdings, Ltd.	45,000	22,173

		67,792
Cyprus - 0.10%
Deep Sea Supply PLC (I)	11,000	17,936
Marfin Popular Bank Public Company, Ltd.	3,203	5,444
ProSafe ASA	14,248	56,728
Prosafe Production Public, Ltd. (I)	9,000	18,154

		98,262
Denmark - 0.79%
ALK-Abello A/S	381	21,171
Alm. Brand Skadesforsikring AS (I)	537	5,515
Amagerbanken AS (I)	2,558	8,003
Auriga Industries	1,693	23,070
Bang & Olufsen AS (I)	3,937	34,499
Bavarian Nordic A/S (I)	928	33,407
Capinordic AS (I)	7,100	1,398
D.S. Norden A/S	2,246	77,174
East Asiatic Company, Ltd. A/S	1,511	32,188
Fionia Bank A/S (I)	1,700	0
Genmab A/S (I)	3,300	23,373
GN Store Nord A/S (I)	13,257	91,507
Greentech Energy Systems AS (I)	4,271	8,738
IC Companys A/S (I)	807	23,215
Lan & Spar Bank AS (I)	225	9,973
NeuroSearch A/S (I)	1,867	27,335
NKT Holding A/S	1,339	59,617
Ostjydsk Bank AS (I)	167	10,418
Ringkjoebing Landbobank AS (I)	347	32,806
Roskilde Bank AS (I)	473	0
Satair A/S	294	10,830
Schouw & Company A/S	1,959	39,256
SimCorp A/S	292	46,305
Solar Holdings AS	603	37,152
Spar Nord Bank A/S (I)(L)	4,942	47,175
Sydbank A/S (I)	4,527	91,623
Thrane & Thrane AS	413	11,650
Topdanmark A/S (I)	21	2,297
Torm AS (I)	199	1,488
Vestjysk Bank AS (I)	155	2,005

		813,188
Finland - 2.48%
Alma Media OYJ	4,110	31,992
Amer Sports OYJ	22,062	208,422
Atria PLC	1,021	13,572
Cargotec Corp. OYJ	5,393	139,042
Cramo OYJ (I)	2,993	43,533
Elektrobit Corp. (I)	2,752	3,226
Elisa OYJ, Class A (I)	5,595	96,857
Finnair Oyj (I)(L)	3,281	15,991
Finnlines Oyj (I)	4,379	43,451
Fiskars Corp.	3,512	50,267
HK Ruokatalo Oyj	316	2,909
Huhtamaki OYJ	3,486	32,131
Ilkka-Yhtyma Oyj	1,535	11,933
KCI Konecranes OYJ	4,353	113,689
Kemira OYJ (I)	8,272	$88,671
Lannen Tehtaat Oyj	696	14,121
M-real Oyj (I)	44,242	154,434
Nokian Renkaat OYJ (L)	3,305	80,941
Olvi Oyj	586	19,558
Oriola-KD Oyj	4,895	22,827
Orion Oyj, Series A	4,469	83,195
Orion OYJ, Series B	11,531	215,754
Outotec Oyj	3,485	108,675
Poyry Oyj	2,864	35,263
Raisio Oyj	8,267	27,417
Ramirent Oyj	4,765	39,906
Rapala VMC Oyj	2,298	15,806
Rautaruukki OYJ	6,695	97,619
Sanoma OYJ	1,394	24,050
Scanfil Oyj	3,574	12,058
Stockmann Oyj Abp, Series B	3,940	121,554
Tecnomen Oyj (I)	8,945	8,947
TietoEnator Oyj	4,223	69,117
Tikkurila Oy (I)	2,068	38,684
Uponor Oyj	4,437	62,564
Vacon Oyj	758	31,585
YIT Oyj	21,015	376,669

		2,556,430
France - 3.67%
Altran Technologies SA (I)	21,034	77,642
April Group SA	1,212	29,502
Archos SA (I)	313	1,394
Arkema	4,952	170,361
Bacou Dalloz SA	595	83,619
Beneteau SA (I)	4,024	51,517
Boiron SA (I)	699	24,594
Bongrain SA (I)	189	13,147
Bourbon SA	2,943	118,502
Boursorama (I)	743	7,401
Bull SA (I)	11,076	36,123
Canal Plus SA (L)	4,707	29,168
Carbone Lorraine SA	1,676	57,155
Cegedim SA (I)	385	26,096
Delachaux SA (L)	1,025	58,173
Electricite de Strasbourg SA	81	11,177
Esso SAF	116	14,364
Etablissements Maurel et Prom SA	9,679	107,040
Eurofins Scientific	895	31,757
Faurecia (I)	2,138	33,551
Financiere Marc de Lacharriere SA	961	36,784
Groupe Steria SA	2,913	70,534
Guerbet SA	157	16,213
Guyenne & Gascogne SA	315	29,736
Havas SA	35,098	153,569
Infogrames Entertainment SA (I)	2,501	11,539
International Metal Service SA (I)	2,200	26,667
Ipsos SA (L)	3,356	112,172
Lafuma SA (I)	323	4,305
Lectra SA (I)	2,262	6,642
LVL Medical Groupe SA	568	10,788
Manutan SA	162	8,185
Neopost SA	2,170	157,035
Nexans SA	2,042	118,065
Nexity SA	2,799	79,879
Nicox Sa (I)	4,623	14,655
Norbert Dentressangle SA	576	37,826
Nrj Groupnrj Group (I)	2,727	19,778
Orpea SA	2,102	78,763

127

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Pierre & Vacances SA	453	$30,151
Pinguely-Haulotte SA (I)	1,924	17,981
Rallye SA (L)	2,442	73,554
Remy Cointreau SA	2,580	136,469
Rhodia SA (I)	19,404	319,338
Robertet SA	135	16,470
Rubis SA	322	26,035
Saft Groupe SA	2,323	70,439
Sechilienne-Sidec SA (L)	1,808	45,626
SeLoger.com (I)	1,277	45,918
Sequana Capital	2,051	24,462
Somfy SA	280	53,114
Spir Communication SA (I)	492	10,465
SR Teleperformance SA	5,894	147,469
Stallergenes SA	726	45,643
Stef-TFE Group	1,149	56,115
Theolia SA (I)(L)	3,835	6,766
Toupargel-Agrigel SA	539	10,245
Trigano SA (I)	1,753	33,260
UbiSoft Entertainment SA (I)	2,614	19,446
Valeo SA (I)	8,804	237,172
Viel & Compagnie SA	5,454	17,898
Vilmorin & Compagnie SA	710	58,753
Virbac SA	384	40,792
VM Materiaux SA	263	14,424
Zodiac SA	5,121	246,655

		3,780,078
Germany - 4.74%
Aareal Bank AG (I)	3,026	50,834
Adlink Internet Media AG (I)	1,638	6,203
Adva AG Optical Networking (I)	6,343	32,411
Agennix AG (I)	506	2,769
Air Berlin Plcair Berlin PLC (I)	4,881	19,626
Asian Bamboo AG	1,159	45,900
Balda AG (I)	8,571	26,836
Bauer AG	162	5,500
Bechtle AG	1,216	31,249
Bilfinger Berger AG	2,299	126,897
Centrotherm Photovoltaics Ag (I)	812	27,313
Cewe Color Holding AG	385	12,029
Comdirect Bank AG	2,391	21,955
Conergy AG (I)(L)	12,401	10,699
CTS Eventim AG	567	27,253
Demag Cranes AG (I)	1,912	58,213
Deutsche Wohnen AG (I)	7,779	60,110
Deutz AG (I)	5,916	29,730
Douglas Holding AG (L)	2,559	106,725
Drillisch AG (I)	7,508	41,194
Duerr AG (I)	1,696	35,618
DVB Bank AG	6,310	190,204
ElringKlinger AG	1,568	33,552
Evotec AG (I)	16,036	39,750
Freenet AG (I)	9,219	94,499
Fuchs Petrolub AG	615	52,521
Gerresheimer AG (I)	3,110	98,994
Gerry Weber International AG	1,710	50,140
Gesco AG	295	14,586
GFK AG	308	10,577
Grenkeleasing AG	129	4,766
Hamburger Hafen und Logistik AG (L)	1,229	39,338
Heidelberger Druckmaschinen AG (I)	7,027	62,832
Indus Holding AG	1,623	31,830
IVG Immobilien AG (I)	8,262	48,838
IWKA AG (I)	2,152	26,922
Jenoptik AG (I)	3,285	$15,862
Kloeckner & Company SE (I)	7,480	130,842
Kontron AG	5,420	48,303
Krones AG (I)	1,506	75,317
KWS Saat AG	206	30,314
Lanxess AG	2,440	102,833
Leoni AG (I)	2,827	59,475
Manz Automation AG (I)	233	12,837
Medigene AG (I)	3,040	10,114
Medion AG	1,622	19,221
MLP AG	4,269	37,965
MTU Aero Engines Holding AG	1,333	74,175
Muehlbauer Holding AG & Company KGaA	156	3,965
MVV Energie AG	884	33,311
Norddeutsche Affinerie AG	5,323	231,693
Nordex AG (I)	2,657	24,053
Pfeiffer Vacuum Technology AG	173	12,741
Pfleiderer AG (I)	3,314	16,477
Phoenix Solar Agphoenix Solar AG	547	20,297
Plambeck Neue Energien AG (I)	6,235	15,088
Praktiker Bau- und Heimwerkermaerkte AG	6,319	42,827
Premiere AG (I)	28,928	46,673
Q-Cells AG (I)(L)	7,201	45,698
QSC AG (I)	6,549	10,582
Rheinmetall AG	2,295	131,619
Sartorius AG	940	22,869
SGL Carbon AG (I)	5,711	164,215
Singulus Technologies AG (I)	11,249	67,572
Sixt AG	1,178	27,444
Software AG (I)	4,489	459,187
Solar Millennium AG (I)(L)	1,626	34,331
Solarworld AG (L)	6,359	70,266
Stada Arzneimittel AG	10,688	355,533
Suess MicroTec AG (I)	2,259	10,988
Symrise AG	4,862	100,445
Tognum AG	4,006	74,482
TUI AG (I)	10,008	87,987
Vossloh AG	806	65,518
VTG AG	1,231	17,483
Wacker Construction Equipment AG (I)	2,763	32,695
Wincor Nixdorf AG (L)	5,765	322,561
Wire Card AG (L)	7,729	65,743
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	49,677
Xing Ag (I)	361	12,229

		4,871,920
Gibraltar - 0.03%
PartyGaming PLC (I)	8,358	26,513
Greece - 1.00%
Aegean Airlines SA	1,678	4,720
Agricultural Bank of Greece SA (I)	50,620	62,770
Alapis Holding Industrial &
Commercial SA (I)	132,741	41,082
Athens Stock Exchange SA	7,482	39,429
Athens Water Supply and Sewage
Company SA	2,538	15,355
Autohellas SA	2,895	5,391
Bank of Attica SA (I)	6,737	8,094
Bank of Greece SA	1,882	69,779
Diagnostic & Therapeutic Center of Athens
Hygeia SA (I)	10,572	13,273
Emporiki Bank SA (I)	250	855
Forthnet SA (I)	8,037	6,479
Fourlis SA	6,312	55,383

128

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Frigoglass SA (I)	4,848	$53,915
GEK Group of Companies SA	5,812	27,518
Geniki Bank SA (I)	18,522	7,546
Greek Postal Savings Bank SA (I)	12,594	36,609
Halcor SA (I)	4,634	3,855
Hansard Global PLC	6,816	17,581
Hellenic Technodomiki Tev SA	11,183	37,190
Intracom Holdings SA (I)	10,218	7,858
Intracom SA Technical & Steel
Constructions SA (I)	14,441	5,564
J&P-Avax SA	614	944
Lambrakis Press SA (I)	2,696	3,748
Loulis Mills SA (I)	3,541	6,805
Marfin Financial Group SA Holdings (I)	65,182	79,804
Metka SA	3,097	30,867
Motor Oil Hellas Corinth Refineries SA	6,346	55,422
Mytilineos Holdings SA (I)	7,871	36,533
Nireus Aquaculture SA (I)	1,703	1,237
Piraeus Bank SA (I)	24,597	103,701
Piraeus Port Authority SA	710	12,621
Sarantis SA	3,860	20,567
Sidenor Steel Products Manufacturing
Company SA (I)	3,429	8,799
Terna Energy SA (I)	4,140	16,113
Titan Cement Company SA	5,693	106,703
Viohalco SA (I)	6,216	25,052

		1,029,162
Hong Kong - 2.54%
Allied Group, Ltd.	26,000	85,569
Allied Properties HK, Ltd. (I)	358,000	75,280
Apac Resources, Ltd. (I)	380,000	26,421
Asia Satellite Telecom
Holdings Company, Ltd.	2,500	3,800
Associated International Hotels, Ltd. (I)	44,000	81,140
Beijing Enterprises Water Group, Ltd. (I)	160,000	49,796
C C Land Holdings, Ltd.	105,000	35,013
C Y Foundation Group, Ltd. (I)	300,000	3,331
Cafe de Coral Holdings, Ltd.	20,000	51,251
Champion Technology Holdings, Ltd.	365,766	10,153
Cheuk Nang Holdings, Ltd.	2,720	803
China Precious Metal Resources Holdings
Company, Ltd. (I)	108,000	22,001
China Public Procurement, Ltd. (I)	232,000	23,667
China Renji Medical Group, Ltd. (I)	1,332,000	7,625
China Sci-Tech Holdings, Ltd. (I)	314,240	7,011
China Solar Energy Holdings, Ltd. (I)	425,000	12,476
China WindPower Group, Ltd. (I)	250,000	24,466
China Yunnan Tin Minerals
Group Company, Ltd.	380,000	6,930
Chong Hing Bank, Ltd.	11,000	20,864
Chow Sang Sang Holdings, Ltd.	24,000	40,514
Chuang’s Consortium International, Ltd.	114,080	11,799
Citic 1616 Holdings, Ltd.	112,000	29,983
CNNC International, Ltd. (I)	25,000	21,409
Cross-Harbour Holdings, Ltd.	18,000	15,539
Dah Chong Hong Holdings, Ltd.	58,000	35,894
Dah Sing Banking Group, Ltd. (I)	26,800	34,470
Dah Sing Financial Group (I)	10,800	61,232
Dickson Concepts International, Ltd.	35,000	24,566
DVN Holdings Company, Ltd.	112,000	8,247
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	14,421
Emperor International Holdings, Ltd.	128,000	27,651
eSun Holdings, Ltd. (I)	74,000	9,706
Extrawell Pharmaceutical Holdings, Ltd. (I)	130,000	$12,597
Far East Consortium International, Ltd.	111,000	30,732
Fong’s Industries Company, Ltd. (I)	38,000	17,095
Fubon Bank, Ltd.	38,000	16,305
G-Resources Group, Ltd. (I)	786,000	42,941
Get Nice Holdings, Ltd.	394,000	20,794
Giordano International, Ltd.	132,000	56,229
Global Green Tech Group, Ltd. (I)	97,920	3,710
Glorious Sun Enterprises, Ltd.	64,000	23,739
Golden Resorts Group, Ltd. (I)	712,000	35,183
Goldin Financial Holdings, Ltd. (I)	210,000	21,938
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hannstar Board International Holdings, Ltd. (I)	50,000	9,998
Harbour Centre Development, Ltd.	46,000	47,026
HKR International, Ltd.	75,200	28,048
Hong Kong Ferry Holdings Company	29,000	24,952
Hung Hing Printing Group, Ltd.	82,000	24,470
Hutchison Harbour Ring, Ltd.	186,000	16,593
Imagi International Holdings, Ltd. (I)	106,250	2,847
Integrated Distribution Services Group, Ltd.	25,000	43,213
International Luk Fook Holdings, Ltd.	28,000	35,141
K Wah International Holdings, Ltd.	65,000	20,089
Kantone Holdings, Ltd.	402,512	6,975
Kowloon Development Company, Ltd.	31,000	30,516
Lee & Man Holding, Ltd.	60,000	45,023
Lijun International
Pharmaceutical Holding, Ltd.	130,000	47,572
Liu Chong Hing Investment	16,000	16,351
Matsunichi Communication Holdings, Ltd. (I)	45,000	19,059
Media Chinese International, Ltd.	110,000	23,865
Melco International Development (I)	102,000	40,199
Midland Holdings, Ltd.	48,000	39,235
Neo-neon Holdings, Ltd.	39,500	21,043
New Times Energy Corp., Ltd. (I)	526,000	18,045
Norstar Founders Group, Ltd. (I)	244,000	22,874
Pacific Andes International Holdings, Ltd.	70,686	11,400
Pacific Basin Shipping, Ltd.	155,000	96,047
Pacific Century Premium Developments, Ltd.	85,000	15,307
Paliburg Holdings, Ltd.	50,000	17,959
Peace Mark Holdings, Ltd. (I)	164,000	0
Phoenix Satellite Television Holdings, Ltd.	78,000	18,195
Pico Far East Holdings, Ltd.	100,000	18,209
Playmates Holdings, Ltd.	31,800	10,021
Playmates Toys Ltdplaymates Toys Ltd. (I)	15,900	759
Polytec Asset Holdings, Ltd.	150,000	23,547
PYI Corp., Ltd. (I)	372,000	11,844
Regal Hotels International Holdings, Ltd.	56,000	21,890
Sa Sa International Holdings, Ltd.	40,000	30,300
Shougang Concord Century Holdings, Ltd. (I)	138,000	14,242
Shui On Construction & Materials, Ltd.	18,000	19,727
Shun Tak Holdings, Ltd.	92,000	47,588
Singamas Container Holdings, Ltd. (I)	158,000	30,895
Skyfame Realty Holdings, Ltd. (I)	216,000	14,702
Solomon Systech International, Ltd. (I)	254,000	19,091
South China (china), Ltd.	256,000	18,739
Tack Fat Group International, Ltd. (I)	272,000	0
TAI Cheung Holdings, Ltd.	59,000	35,196
Tai Fook Securities Group, Ltd.	22,185	15,653
Texwinca Holdings, Ltd.	30,000	29,086
The Hongkong & Shanghai Hotels, Ltd.	157	255
Titan Petrochemicals Group, Ltd. (I)	500,000	39,335
Transport International Holdings, Ltd.	18,800	54,216
United Power Investment, Ltd. (I)	784,000	26,991
Upbest Group, Ltd.	148,000	15,965
USI Holding Corp.	104,000	29,671

129

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Value Partners Group, Ltd.	17,000	$10,706
Victory City International Holdings, Ltd.	96,999	21,330
Vitasoy International Holdings, Ltd.	62,000	47,348
Vongroup, Ltd. (I)	210,000	2,622
VST Holdings Company, Ltd.	96,000	30,537
Wah Nam International Holdings, Ltd. (I)	16,000	3,037
Wai Kee Holdings, Ltd. (I)	68,000	14,771
Xinyi Glass Holdings Company, Ltd.	124,000	46,305
Yugang International, Ltd. (I)	312,000	2,788

		2,613,699
Ireland - 1.01%
AER Lingus Group PLC (I)	15,850	15,637
Allied Irish Banks PLC - London Exchange (I)	83,104	89,733
Bank of Ireland (I)	66,880	54,994
C&C Group PLC	25,004	98,357
DCC PLC	6,369	143,877
FBD Holdings PLC	1,839	14,928
Glanbia PLC	11,290	41,547
Grafton Group PLC	18,960	67,300
Greencore Group PLC	13,532	21,323
IFG Group PLC	10,694	14,913
Independent News & Media Plc (I)	11,035	9,798
Irish Continental Group PLC	1,120	20,725
Irish Life & Permanent Group
Holdings PLC (I)	28,472	52,210
Kingspan Group PLC (I)	10,256	75,621
Paddy Power PLC	5,842	181,395
Smurfit Kappa Group PLC (I)	10,583	85,751
United Drug PLC	20,187	56,191

		1,044,300
Israel - 0.08%
First International Bank of Israel, Ltd. (I)	10,661	33,040
First International Bank of Israel, Ltd. (I)	1,401	21,440
Oil Refineries, Ltd.	67,451	28,117

		82,597
Italy - 3.14%
Acea SpA (I)	5,358	53,006
Aedes SpA (I)	75,645	17,747
Amplifon SpA	9,264	42,573
Ansaldo STS SpA	5,469	87,324
Astaldi SpA	4,499	22,715
Autogrill SpA (I)	5,204	62,309
Azimut Holding SpA	15,042	124,070
Banca Generali SpA	1,570	14,978
Banca Popolare dell’Etruria e del
Lazio SpA (I)	7,181	28,661
Banca Popolare di Milano SpA	31,554	130,198
Banca Popolare Di Sondrio SCRL	5,303	42,866
Benetton Group SpA	6,037	40,002
Biesse Spabiesse SpA (I)	3,189	19,300
Brembo SpA	2,573	15,782
Bulgari SpA	7,808	55,987
Buongiorno SpA (I)	6,447	7,172
Buzzi Unicem SpA	4,611	46,234
Caltagirone SpA	2,499	7,096
CIR-Compagnie Industriali Riunite SpA (I)	62,501	105,327
Credito Artigiano SpA	7,592	12,421
Credito Emiliano SpA (I)	9,474	53,317
Danieli & C Officine Meccaniche SpA	2,311	41,693
Davide Campari Milano SpA	49,402	242,341
DiaSorin SpA	3,279	119,661
Digital Multimedia Technologies SpA (I)	1,816	30,044
Engineering Ingegneria Informatica SpA (I)	449	10,967
ERG SpA	3,626	$42,208
Esprinet SpA	3,554	28,508
Eurotech SpA (I)	1,562	3,464
Fastweb SpA (I)	1,833	27,739
Fondiaria-Sai SpA	4,848	45,474
Gemina SpA (I)	54,600	33,165
Geox SpA	1,661	7,399
Gewiss SpA	2,308	11,772
Gruppo Coin SpA (I)	6,995	44,565
Gruppo Editoriale L’Espresso SpA (I)	35,685	68,711
Hera SpA	40,703	66,524
Immsi SpA (I)(L)	24,591	21,975
Impregilo SpA (I)	27,523	62,886
Interpump SpA (I)	6,839	34,004
Iren SpA	26,982	40,374
Italcementi SpA	5,020	38,028
Italmobiliare SpA (I)	827	22,453
Juventus Football Club SpA (I)	4,630	4,515
KME Group SpA (I)	27,631	9,730
Landi Renzo Spa	3,939	14,342
Lottomatica SpA	3,357	43,253
Maire Tecnimont SpA	11,042	35,138
Marr SpA	4,504	33,670
Milano Assicurazioni SpA	24,455	41,298
Mondadori (Arnoldo) Editore SpA (I)	12,613	36,716
Piaggio & C SpA	17,916	42,206
Piccolo Credito Valtellinese SCRL	22,689	103,565
Pirelli & Company SpA (I)	297,813	164,568
Prysmian SpA	5,300	76,138
Recordati SpA	14,439	101,192
Risanamento SpA (I)	20,386	8,770
Safilo Group SpA (I)	1,868	17,276
Saras SpA (I)	17,735	36,911
Save SpA	829	6,407
Seat Pagine Gialle SpA (I)	131,159	21,682
Snai SpA (I)	7,046	24,239
Societa Iniziative Autostradali e Servizi SpA	5,263	44,191
Societa’ Cattolica di Assicurazioni SCRL (I)	3,746	93,205
Sol SpA	2,802	14,916
Sorin SpA (I)	38,164	67,249
Tod’s SpA	1,222	77,040
Trevi Finanziaria SpA	2,230	31,937
Unipol Gruppo Finanziario SpA, ADR (I)(L)	61,265	41,011
Vittoria Assicurazioni SpA	2,112	9,391

		3,233,596
Japan - 23.42%
Accordia Golf Company, Ltd.	32	31,656
Achilles Corp.	18,000	24,728
Adeka Corp.	8,700	81,556
Aderans Company, Ltd. (I)	3,500	42,122
Advan Company, Ltd.	1,800	11,782
Aeon Delight Company, Ltd.	1,300	25,237
Aeon Fantasy Company, Ltd.	1,600	17,487
Ahresty Corp.	2,300	20,832
AI Holdings Corp.	3,400	11,307
Aica Kogyo Company, Ltd.	5,300	56,241
Aichi Bank, Ltd.	800	54,237
Aichi Corp.	3,200	12,862
Aichi Machine Industry Company, Ltd.	8,000	21,380
Aichi Steel Corp.	7,000	27,410
Aida Engineering, Ltd.	7,500	30,924
Aiphone Company, Ltd.	1,300	22,095
Airport Facilities Company, Ltd.	2,900	10,159
Aisan Industry Company, Ltd.	2,500	18,104

130

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Akebono Brake Industry Company, Ltd.	4,200	$19,095
Akita Bank, Ltd.	15,000	51,884
Aloka Company, Ltd.	1,400	10,757
Alpen Company, Ltd.	1,400	22,066
Alpha Systems, Inc.	700	13,249
Alpine Electronics, Inc. (I)	3,300	40,007
Amano Corp.	5,400	43,352
Amiyaki Tei Company, Ltd.	5	13,491
Ando Corp.	10,000	12,080
Anritsu Corp. (I)	10,000	43,987
AOC Holdings, Inc. (I)	4,400	22,110
AOKI Holdings, Inc.	2,000	30,989
Aomori Bank, Ltd.	24,000	58,330
Aoyama Trading Company, Ltd.	5,100	91,032
Arakawa Chemical Industries, Ltd.	1,900	19,896
Arc Land Sakamoto Company, Ltd.	1,200	17,512
Arcs Company, Ltd.	2,100	28,213
Ariake Japan Company, Ltd.	1,900	29,927
Arisawa Manufacturing Company, Ltd.	3,300	21,359
Arnest One Corp.	3,000	30,452
Art Corp.	1,000	15,477
As One Corp.	1,400	24,022
Asahi Company, Ltd.	1,500	20,697
Asahi Diamond Industrial Company, Ltd.	5,000	76,888
Asahi Holdings, Inc.	1,600	34,945
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	13,703
ASATSU-DK, Inc.	2,300	58,534
ASKA Pharmaceutical Company, Ltd.	3,000	20,948
ASKUL Corp.	1,000	16,866
Atom Corp. (I)	14,100	35,163
Atsugi Company, Ltd.	19,000	22,505
Autobacs Seven Company, Ltd.	2,300	83,166
Avex Group Holdings, Inc.	3,400	42,549
Awa Bank, Ltd.	14,000	86,187
Bando Chemical Industries, Ltd.	8,000	25,346
Bank of Iwate, Ltd.	1,300	73,089
Bank of Nagoya, Ltd.	17,000	60,242
Bank of Okinawa, Ltd.	1,500	52,706
Bank of Saga, Ltd.	15,000	46,008
Bank of the Ryukyus, Ltd.	4,800	55,987
Belc Company, Ltd.	1,400	13,430
BIC Camera, Inc.	33	12,673
BML, Inc.	500	11,307
Bookoff Corp.	1,700	16,629
BSL Corp. (I)	6,000	1,266
Bunka Shutter Company, Ltd.	5,000	14,315
CAC Corp.	1,500	10,740
Calsonic Kansei Corp. (I)	10,000	29,238
Can Do Company, Ltd.	16	16,729
Canon Electronics, Inc.	1,000	22,484
Canon, Inc.	380	14,168
Capcom Company, Ltd.	4,700	75,396
Cawachi, Ltd.	2,000	37,552
Central Glass Company, Ltd.	19,000	74,911
Chi Group Company, Ltd. (I)	2,700	10,557
Chiba Kogyo Bank, Ltd. (I)	3,200	22,637
Chino Corp.	2,000	5,057
Chiyoda Company, Ltd.	2,600	31,059
Chiyoda Integre Company, Ltd.	1,400	17,153
Chofu Seisakusho Company, Ltd.	1,300	27,748
Chori Company, Ltd.	17,000	18,567
Chubu Shiryo Company, Ltd.	2,000	14,153
Chudenko Corp.	2,100	24,381
Chuetsu Pulp & Paper Company, Ltd.	10,000	18,919
Chugai Mining Company, Ltd. (I)	34,900	$19,961
Chugai Ro Company, Ltd.	5,000	12,941
Chugoku Marine Paints, Ltd.	6,000	41,197
Chukyo Bank, Ltd.	9,000	27,516
Chuo Denki Kogyo Company, Ltd.	2,200	13,015
Circle K Sunkus Company, Ltd.	4,900	62,740
CKD Corp.	3,700	27,675
Clarion Company, Ltd. (I)	5,000	9,487
Cleanup Corp.	2,100	11,523
CMK Corp. (I)	5,400	24,980
Coca-Cola Central Japan Company, Ltd.	1,400	17,916
Cocokara fine Holdings, Inc.	1,540	27,756
Colowide Company, Ltd. (L)	3,500	17,554
Combi Corp.	1,500	11,822
Commuture Corp.	2,000	12,053
COMSYS Holdings Corp.	1,500	13,423
Corona Corp.	1,600	14,756
Cosel Company, Ltd.	1,200	18,386
Cosmos Pharmaceutical Corp.	600	12,875
CSK Corp. (I)(L)	9,500	39,282
Culture Convenience Club Company, Ltd.	9,300	43,272
Cybozu, Inc.	48	16,564
D.G. Roland Corp.	1,400	19,139
Dai Nippon Toryo Company, Ltd. (I)(L)	12,000	12,192
Dai-Dan Company, Ltd.	2,000	10,143
Daibiru Corp.	5,200	39,185
Daido Metal Company, Ltd. (I)	4,000	14,386
Daidoh, Ltd.	2,000	16,091
Daiei, Inc. (I)(L)	5,650	23,130
Daifuku Company, Ltd.	6,500	39,826
Daihen Corp.	6,000	24,291
Daiichi Chuo Kisen Kaisha, Ltd. (I)	8,000	21,230
Daiichi Jitsugyo Company, Ltd.	4,000	12,373
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	16,251
Daiken Corp.	9,000	21,259
Daikoku Denki Company, Ltd.	800	10,743
Daikyo, Inc. (I)	19,000	31,089
Daimei Telecom Engineering Corp.	3,900	30,834
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	25,687
Dainippon Screen Manufacturing
Company, Ltd. (I)	19,000	86,217
Daio Paper Corp.	6,000	45,829
Daisan Bank, Ltd.	17,000	50,932
Daiseki Company, Ltd. (L)	2,200	45,535
Daishi Bank, Ltd.	27,000	88,652
Daiso Company, Ltd.	7,000	17,486
Daisyo Corp.	1,300	15,235
Daiwa Industries, Ltd.	4,000	19,026
Daiwabo Holdings Company, Ltd. (L)	17,000	34,065
DCM Japan Holdings Company, Ltd.	6,700	36,770
Denki Kogyo Company, Ltd.	7,000	29,878
Denyo Company, Ltd.	1,700	11,516
Descente, Ltd.	4,000	22,110
Doshisha Company, Ltd.	1,200	27,806
Doutor Nichires Holdings Company, Ltd.	2,500	33,468
Dr. Ci:Labo Company, Ltd.	9	27,884
DTS Corp.	1,700	20,676
Duskin Company, Ltd.	4,300	73,666
Dwango Company, Ltd.	12	19,587
Dydo Drinco, Inc.	600	21,766
E-Access, Ltd.	115	78,397
Eagle Industry Company, Ltd.	2,000	13,734
Earth Chemical Company, Ltd.	800	24,187
EDION Corp.	6,100	46,474

131

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ehime Bank, Ltd.	18,000	$52,004
Eighteenth Bank, Ltd.	20,000	55,488
Eiken Chemical Company, Ltd.	1,400	12,741
Eizo Nanao Corp.	1,200	26,167
Elematec Corp.	2,000	23,744
Enplas Corp.	1,200	24,823
EPS Company, Ltd.	14	35,202
Espec Corp.	1,600	11,285
Exedy Corp.	2,100	54,014
F&A Aqua Holdings, Inc.	2,400	22,548
Fancl Corp.	1,700	24,110
FCC Company, Ltd.	2,200	40,968
FDK Corp. (I)	9,000	13,450
Felissimo Corp.	900	13,031
Foster Electric Company, Ltd.	1,300	33,533
FP Corp.	1,100	57,204
France Bed Holdings Company, Ltd.	11,000	16,102
Fuji Company, Ltd.	1,300	23,569
Fuji Corp., Ltd.	100	340
Fuji Electronics Company, Ltd.	1,800	18,966
Fuji Kyuko Company, Ltd.	4,000	21,712
Fuji Oil Company, Ltd.	6,700	98,271
Fuji Seal International, Inc.	1,200	26,284
Fuji Software ABC, Inc.	1,800	29,631
Fujibo Holdings, Inc.	7,000	9,513
Fujicco Company, Ltd.	2,000	23,471
Fujikura Kasei Company, Ltd.	2,000	11,476
Fujimi, Inc.	1,200	17,245
Fujimori Kogyo Company, Ltd.	1,600	20,450
Fujita Kanko, Inc.	7,000	26,932
Fujitec Company, Ltd.	5,000	25,709
Fujitsu General, Ltd.	6,000	25,085
Fujiya Company, Ltd. (I)	6,000	12,421
Fukui Bank, Ltd.	19,000	63,460
Fukushima Bank, Ltd.	21,000	11,976
Fukuyama Transporting Company, Ltd.	6,000	27,742
Funai Consulting Company, Ltd.	3,300	18,767
Funai Electric Company, Ltd.	1,300	46,677
Furukawa Company, Ltd. (I)	27,000	27,750
Furukawa-sky Aluminum Corp.	9,000	23,394
Fuso Pharmaceutical Industries, Ltd.	5,000	16,095
Futaba Corp.	2,900	48,240
Futaba Industrial Company, Ltd. (I)	3,400	25,473
Future System Consulting Corp.	2	680
Fuyo General Lease Company, Ltd.	1,300	29,739
Gakken Company, Ltd.	7,000	14,395
Geo Corp.	18	21,865
GLOBERIDE, Inc.	10,000	10,776
GMO Internet, Inc.	3,800	14,635
Godo Steel, Ltd.	16,000	38,405
Goldcrest Company, Ltd.	1,330	23,100
Goldwin, Inc. (I)	6,000	11,652
Green Hospital Supply, Inc.	26	18,469
Gulliver International Company, Ltd.	550	23,297
Gun-Ei Chemical Industry Company, Ltd.	4,000	9,427
Gunze, Ltd.	13,000	40,802
H20 Retailing Corp.	3,000	19,469
Hakuto Company, Ltd.	1,300	11,527
Hamakyorex Company, Ltd.	500	12,113
Hanwa Company, Ltd.	12,000	47,600
Harashin Narus Holdings Company, Ltd.	1,300	14,837
Harima Chemicals Inc.	2,000	10,423
Heiwa Corp.	3,000	32,356
Heiwa Real Estate Company, Ltd.	17,500	39,659
Heiwado Company, Ltd.	2,000	24,246
Hibiya Engineering, Ltd.	2,400	$20,244
Hiday Hidaka Corp.	1,100	12,933
Higashi-Nippon Bank, Ltd.	17,000	32,750
Higo Bank, Ltd.	20,000	110,246
Hikari Tsushin, Inc.	1,900	33,866
Hioki Ee Corp.	500	9,468
HIS Company, Ltd.	1,100	22,029
Hisaka Works Ltd	2,000	20,220
Hitachi Cable, Ltd.	21,000	55,576
Hitachi Koki Company, Ltd.	4,300	36,526
Hitachi Kokusai Electric, Inc.	3,000	23,791
Hitachi Medical Corp.	2,000	15,631
Hitachi Tool Engineering, Ltd.	2,200	24,673
Hitachi Zosen Corp. (L)	47,000	63,244
Hochiki Corp.	3,000	15,589
Hodogaya Chemical Company, Ltd.	7,000	23,995
Hogy Medical Company, Ltd.	800	38,857
Hokkaido Gas Company, Ltd.	3,000	8,212
Hokkan Holdings, Ltd.	5,000	13,382
Hokuetsu Bank, Ltd.	21,000	35,174
Hokuetsu Paper Mills, Ltd.	14,000	69,848
Hokuto Corp.	1,600	31,582
Honeys Company, Ltd.	1,350	16,441
Horiba, Ltd.	2,500	66,853
Hosiden Corp.	6,500	68,180
Hosokawa Micron Corp.	3,000	10,779
Howa Machinery, Ltd. (I)	19,000	18,842
Hyakujushi Bank, Ltd.	24,000	88,382
IBJ Leasing Company, Ltd.	1,200	21,039
Ichibanya Company, Ltd.	600	14,948
Ichikoh Industries, Ltd. (I)	4,000	8,039
Ichiyoshi Securities Company, Ltd.	4,000	26,611
ICOM, Inc.	1,000	22,836
IDEC Corp.	2,500	20,937
Ihara Chemical Industry Company, Ltd.	5,000	13,420
Iino Kaiun Kaisha, Ltd.	5,200	25,983
Ikegami Tsushinki Company, Ltd. (I)	12,000	9,196
Imasen Electric Industrial	1,700	20,442
Imperial Hotel, Ltd.	900	19,145
Inaba Denki Sangyo Company, Ltd.	1,300	30,325
Inaba Seisakusho Company, Ltd.	1,300	13,901
Inabata & Company, Ltd.	5,100	23,029
Inageya Company, Ltd.	5,000	52,083
Ines Corp.	2,700	18,074
Intage, Inc.	800	15,293
Internet Initiative Japan, Inc.	12	35,280
Inui Steamship Company, Ltd.	2,500	15,532
Invoice, Inc. (I)	963	11,770
Iseki & Company, Ltd. (I)	12,000	29,092
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	23,822
IT Holdings Corp.	2,000	23,763
ITC Networks Corp.	3,200	17,376
ITO EN, Ltd.	4,700	71,915
Itochu Enex Company, Ltd.	5,900	30,440
Itochu-Shokuhin Company, Ltd.	600	20,116
Itoham Foods, Inc.	12,000	45,082
Iwatani International Corp.	11,000	30,427
Izumiya Company, Ltd.	9,000	38,764
J-Oil Mills, Inc.	9,000	26,605
Jalux, Inc. (I)	1,400	9,858
Japan Airport Terminal Company, Ltd.	2,300	34,097
Japan Aviation Electronics Industry, Ltd.	4,000	25,266
Japan Cash Machine Company, Ltd.	2,000	17,699
Japan Digital Laboratory Company, Ltd.	2,200	24,323
Japan Pulp & Paper Company, Ltd.	6,000	20,529

132

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Japan Pure Chemical Company, Ltd.	4	$11,765
Japan Radio Company, Ltd.	9,000	20,205
Japan Transcity Corp., Ltd.	5,000	15,028
Japan Wool Textile Company, Ltd.	6,000	40,636
Jastec Company, Ltd.	400	2,332
JBCC Holdings, Inc.	1,900	10,910
Jeol, Ltd.	6,000	20,643
JFE Shoji Holdings, Inc.	11,000	42,924
Jms Company, Ltd.	1,000	3,649
Joban Kosan Company, Ltd.	10,000	14,445
Joshin Denki Company, Ltd.	3,000	30,274
JSP Corp.	2,600	24,393
Juki Corp. (I)	10,000	19,367
JVC KENWOOD Holdings, Ltd. (I)	90,700	34,330
kabu.com Securities Company, Ltd.	5,800	27,274
Kadokawa Holdings, Inc.	1,200	25,425
Kaga Electronics Company, Ltd.	2,700	27,092
Kakaku.com, Inc.	12	49,605
Kaken Pharmaceutical Company, Ltd.	6,000	59,616
Kameda Seika Company, Ltd.	1,800	33,606
Kamei Corp.	4,000	18,064
Kanamoto Company, Ltd.	3,000	13,947
Kandenko Company, Ltd.	7,000	41,399
Kanematsu Corp. (I)	40,000	31,837
Kanematsu Electronics, Ltd.	2,300	20,874
Kanto Auto Works, Ltd.	2,900	21,282
Kanto Denka Kogyo Company, Ltd.	4,000	25,004
Kanto Natural Gas Development, Ltd.	3,000	15,219
Kanto Tsukuba Bank, Ltd.	5,700	15,384
Kappa Create Company, Ltd.	1,200	24,354
Kasumi Company, Ltd.	4,200	21,338
Katakura Industries Company, Ltd.	2,100	20,672
Kato Sangyo Company, Ltd.	1,200	18,659
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	10,482
Kayaba Industry Company, Ltd. (I)	9,000	32,157
Keihin Corp.	1,900	33,018
Keiyo Bank, Ltd.	19,000	98,812
Keiyo Company, Ltd. (L)	3,600	17,637
Kenedix, Inc. (I)(L)	152	25,131
KEY Coffee, Inc.	1,800	31,549
Kimoto Company Ltd.	1,500	7,868
Kimura Chemical Plants Company, Ltd.	1,600	10,854
Kinki Sharyo Company, Ltd.	3,000	12,495
Kintetsu World Express, Inc.	1,300	32,733
Kinugawa Rubber Industrial Company, Ltd.	6,000	22,143
Kisoji Company, Ltd.	1,300	27,465
Kissei Pharmaceutical Company, Ltd.	3,000	62,836
Kita-Nippon Bank, Ltd.	700	17,703
Kitz Corp.	10,000	47,475
Kiyo Holdings, Inc.	53,000	72,163
Koa Corp.	3,300	29,243
Koatsu Gas Kogyo Company, Ltd.	3,000	16,802
Kohnan Shoji Company, Ltd. (L)	2,800	28,583
Kohsoku Corp.	1,800	14,008
Kojima Company, Ltd.	3,100	18,686
Kokuyo Company, Ltd.	8,300	68,264
Komatsu Seiren Company, Ltd.	2,000	7,457
Komatsu Wall Industry Company, Ltd.	1,000	10,121
Komeri Co., Ltd.	800	17,914
Komori Corp.	6,300	60,650
Konishi Company, Ltd.	1,700	18,425
Kose Corp.	1,200	28,246
Kourakuen Corp.	1,200	16,328
KRS Corp.	900	8,575
Kumagai Gumi Company, Ltd. (I)	17,000	$11,035
Kumiai Chemical Industry Company, Ltd.	4,000	10,434
Kura Corp.	800	12,972
Kurabo Industries, Ltd.	22,000	33,815
Kureha Corp.	11,000	53,124
Kurimoto, Ltd. (I)	10,000	12,394
Kuroda Electric Company, Ltd.	3,100	40,409
Kyodo Printing Company, Ltd.	8,000	19,349
Kyodo Shiryo Company, Ltd.	8,000	8,799
Kyoei Steel, Ltd.	1,100	17,884
Kyokuto Securities Company, Ltd.	3,000	25,024
Kyokuyo Company, Ltd.	9,000	18,348
Kyorin Company, Ltd.	4,000	57,831
Kyoritsu Maintenance Company, Ltd.	1,200	16,180
Kyosan Electric Manufacturing Company, Ltd.	6,000	26,639
Kyowa Exeo Corp.	5,500	48,456
Kyudenko Corp.	4,000	22,051
Laox Company, Ltd. (I)(L)	21,000	23,987
Lec, Inc.	700	9,848
Leopalace21 Corp. (I)(L)	15,500	48,510
Life Corp.	2,700	40,643
Macnica, Inc.	1,300	24,592
Maeda Corp.	10,000	25,941
Maeda Road Construction Company, Ltd.	5,000	40,520
Maezawa Kasei Industries Company, Ltd.	1,100	10,407
Maezawa Kyuso Industries Company, Ltd.	1,500	18,096
Makino Milling Machine Company, Ltd. (I)	8,000	50,905
Mandom Corp.	1,000	27,223
Mars Engineering Corp.	700	11,780
Marubun Corp.	3,300	18,084
Marudai Food Company, Ltd.	12,000	35,288
Maruetsu, Inc.	6,000	22,117
Maruha Group, Inc.	26,385	40,287
Marusan Securities Company, Ltd.	7,800	44,689
Maruwa Company, Ltd.	1,100	24,474
Maruzen Showa Unyu Company, Ltd.	6,000	19,002
Maspro Denkoh Corp.	1,600	14,107
Matsuda Sangyo Company, Ltd.	1,400	22,673
Matsuya Company, Ltd. (I)	2,800	23,810
Matsuya Foods Company, Ltd.	700	9,963
Max Company, Ltd.	3,000	33,494
Maxvalu Tokai Company, Ltd.	1,400	15,938
Megachips Corp. (I)	1,800	26,607
Megane Top Company, Ltd.	2,400	15,746
Megmilk Snow Brand Company, Ltd.	2,700	48,369
Meidensha Corp. (L)	17,000	57,777
Meiji Shipping Company, Ltd.	3,100	13,305
Meiko Network Japan Company, Ltd.	3,100	20,923
Meitec Corp.	2,300	41,462
Meito Sangyo Company, Ltd.	900	12,269
Meiwa Estate Company, Ltd. (I)	2,300	12,917
Melco Holdings, Inc.	1,200	37,937
Mercian Corp.	6,000	10,097
Michinoku Bank, Ltd.	14,000	30,465
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	26,339
Milbon Company, Ltd.	800	19,171
Mimasu Semiconductor
Industry Company, Ltd.	1,400	16,274
Minato Bank, Ltd.	16,000	21,909
Ministop Company, Ltd.	1,800	24,782
Misawa Homes Company, Ltd. (I)	3,600	16,533
Mitsuba Corpmitsuba Corp. (I)	4,000	20,602
Mitsubishi Kakoki Kaisha, Ltd.	7,000	14,395
Mitsubishi Paper Mills, Ltd. (I)	37,000	42,590
Mitsubishi Pencil Company, Ltd.	2,500	34,094

133

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Steel Manufacturing Company, Ltd.	16,000	$31,085
Mitsuboshi Belting Company, Ltd.	6,000	26,116
Mitsui High-Tec, Inc. (I)	2,200	14,897
Mitsui Home Company, Ltd.	3,000	14,298
Mitsui Knowledge Industry Company, Ltd.	90	15,152
Mitsui Matsushima Company, Ltd.	10,000	16,135
Mitsui Mining Company, Ltd.	18,000	24,600
Mitsui Sugar Company, Ltd.	8,000	27,405
Mitsui-Soko Company, Ltd.	9,000	32,642
Mitsuuroko Company, Ltd.	3,200	20,730
Miura Company, Ltd.	1,800	41,029
Miyazaki Bank, Ltd.	14,000	39,392
Miyoshi Oil & Fat Company, Ltd.	9,000	13,454
Mizuho Investors Securities Company, Ltd. (I)	31,000	29,332
Mizuno Corp.	7,000	31,149
Mochida Pharmaceutical Company, Ltd.	5,000	47,595
Modec, Inc.	700	9,605
Monex Group, Inc.	31	12,713
Mori Seiki Company, Ltd.	7,900	79,246
Morinaga & Company, Ltd.	14,000	31,765
Morinaga Milk Industry Company, Ltd. (L)	13,000	50,281
Morita Corp.	3,000	16,109
MOS Food Services, Inc.	1,800	30,119
Moshi Moshi Hotline, Inc.	2,200	48,202
Mr. Max Corp.	3,200	14,026
Musashi Seimitsu Industry Company, Ltd.	1,500	31,470
Musashino Bank, Ltd.	2,600	74,305
Nachi-Fujikoshi Corp.	11,000	30,543
Nagaileben Company, Ltd.	900	21,803
Nagano Bank, Ltd.	8,000	15,304
Nagatanien Company, Ltd.	2,000	19,415
Nakamuraya Company, Ltd.	3,000	14,585
Nakayama Steel Works, Ltd. (I)	11,000	18,171
NEC Fielding, Ltd.	1,200	14,597
NEC Leasing, Ltd.	800	9,396
NEC Mobiling, Ltd.	700	18,605
NEC Networks & System Integration Corp.	1,500	18,653
Net One Systems Company, Ltd.	31	39,895
Neturen Company, Ltd.	3,800	28,461
New Tachikawa Aircraft Company, Ltd.	500	35,062
Nice Corp.	6,000	11,665
Nichias Corp.	5,000	19,929
Nichicon Corp.	4,600	55,552
Nichiden Corp.	700	20,465
Nichiha Corp.	2,400	21,678
Nichii Gakkan Company, Ltd.	2,700	24,304
NICHIREI Corp.	18,000	75,559
Nichireki Company, Ltd.	3,000	13,568
Nidec Copal Corp.	1,200	17,091
Nidec Tosok Corp.	1,500	29,609
Nifco, Inc.	3,800	78,672
Nihon Chouzai Company, Ltd.	710	31,166
Nihon Dempa Kogyo Company, Ltd.	1,800	31,964
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,003
Nihon Kohden Corp.	3,600	66,616
Nihon M&A Center, Inc.	4	12,360
Nihon Nohyaku Company, Ltd.	4,000	17,564
Nihon Parkerizing Company, Ltd.	4,000	52,029
Nihon Shokuhin Kako Company, Ltd.	2,000	10,208
Nihon Unisys, Ltd.	5,100	37,030
Nihon Yamamura Glass Company, Ltd.	10,000	26,706
Nikkiso Company, Ltd.	6,000	47,588
Nippo Corp.	5,000	37,091
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	34,784
Nippon Carbon Company, Ltd.	12,000	$33,613
Nippon Ceramic Company, Ltd.	2,100	29,360
Nippon Chemi-Con Corp. (I)	11,000	47,985
Nippon Chemical Industrial Company, Ltd.	7,000	15,288
Nippon Denko Company, Ltd.	4,000	24,337
Nippon Densetsu Kogyo Company, Ltd.	5,000	47,878
Nippon Fine Chemical Company, Ltd.	1,800	11,554
Nippon Flour Mills Company, Ltd.	9,000	44,873
Nippon Formula Feed Manufacturing
Company, Ltd. (I)	11,000	12,279
Nippon Gas Company, Ltd.	2,300	35,727
Nippon Kanzai Company, Ltd.	800	13,104
Nippon Kasei Chemical Company, Ltd.	9,000	16,206
Nippon Koei Company, Ltd.	8,000	23,229
Nippon Konpo Unyu Soko Company, Ltd.	6,000	69,660
Nippon Koshuha Steel Company, Ltd. (I)	8,000	8,966
Nippon Light Metal Company, Ltd. (I)	43,000	55,283
Nippon Metal Industry Company, Ltd.	10,000	13,106
Nippon Road Company, Ltd.	7,000	14,737
Nippon Seiki Company, Ltd.	3,000	32,764
Nippon Sharyo, Ltd.	8,000	32,295
Nippon Shinyaku Company, Ltd.	4,000	45,476
Nippon Signal Company, Ltd.	2,700	18,544
Nippon Soda Company, Ltd.	16,000	52,448
Nippon Suisan Kaisha, Ltd.	15,600	50,193
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	17,266
Nippon System Development Company, Ltd.	2,200	24,990
Nippon Thompson Company, Ltd.	6,000	40,891
Nippon Valqua Industries, Ltd.	8,000	17,815
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	35,172
Nipro Corp.	3,400	64,870
Nishimatsu Construction Company, Ltd.	29,000	34,097
Nishimatsuya Chain Company, Ltd.	3,600	33,167
Nissan Shatai Company, Ltd.	6,000	39,366
Nissen Holdings Company, Ltd.	3,100	10,477
Nisshin Fudosan Company, Ltd.	2,900	18,647
Nisshin Oillio Group, Ltd.	13,000	63,377
Nissin Corp.	8,000	18,061
Nissin Electric Company, Ltd.	2,000	9,186
Nissin Kogyo Company, Ltd.	2,100	30,648
Nissui Pharmaceutical Company, Ltd.	1,600	12,275
Nitta Corp.	2,300	36,728
Nittan Valve Company, Ltd.	1,200	3,599
Nittetsu Mining Company, Ltd.	6,000	20,364
Nitto Boseki Company, Ltd. (I)	22,000	48,186
Nitto Kogyo Corp.	3,400	31,541
Nitto Kohki Company, Ltd.	1,000	21,929
Noevir Company, Ltd.	1,600	18,094
NOF Corp.	16,000	63,288
Nohmi Bosai, Ltd.	2,000	11,428
Noritake Company, Ltd.	12,000	40,195
Noritsu Koki Company, Ltd.	2,700	20,426
Noritz Corp.	900	14,771
NS Solutions Corp.	1,500	29,400
Obara Corp.	1,400	15,987
OBIC Business Consultants, Ltd.	300	16,161
Oenon Holdings, Inc.	8,000	16,031
Ogaki Kyoritsu Bank, Ltd.	27,000	82,784
Oiles Corp.	1,800	26,666
Oita Bank, Ltd.	12,000	40,603
Okabe Company, Ltd.	5,700	22,507
Okamoto Industries, Inc.	7,000	28,658
Okamoto Machine Tool Works, Ltd. (I)	7,000	10,443
Okamura Corp.	5,000	28,664

134

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Okasan Holdings, Inc.	13,000	$50,360
Oki Electric Industry Company, Ltd. (I)	55,000	46,979
Okinawa Electric Power Company, Inc.	1,500	75,712
OKK Corp. (I)	10,000	16,958
Okuma Holdings, Inc. (I)	13,000	79,447
Okumura Corp.	12,000	43,786
Okura Industrial Company, Ltd. (I)	4,000	11,617
Okuwa Company, Ltd.	3,000	30,265
OMC Card, Inc. (I)(L)	10,900	16,873
Onoken Company, Ltd.	1,900	16,641
Onward Kashiyama Company, Ltd.	10,000	79,194
Optex Company, Ltd.	1,200	12,439
Organo Corp.	3,000	18,408
Origin Electric Company, Ltd. (I)	3,000	13,553
Osaka Steel Company, Ltd.	1,400	19,174
Osaki Electric Company, Ltd.	3,000	24,142
OSG Corp.	6,300	67,190
Oyo Corp.	2,700	22,166
Pacific Golf Group International Holdings KK	30	18,304
Pacific Industrial Company, Ltd.	5,000	22,154
Pal Company, Ltd.	950	33,649
PanaHome Corp.	6,000	35,419
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	22,678
Paramount Bed Company, Ltd.	1,100	25,099
Parco Company, Ltd.	5,400	40,633
Paris Miki, Inc.	1,100	8,291
Pasco Corppasco Corp.	5,000	10,868
Pasona Group, Inc. (I)	22	14,205
Penta-Ocean Construction Company, Ltd.	28,500	35,072
Pigeon Corp.	1,000	36,898
Pilot Corp.	16	25,719
Piolax, Inc.	1,300	25,008
Pioneer Corp. (I)	18,200	60,188
Plenus Company, Ltd.	1,200	18,369
Press Kogyo Company, Ltd. (I)	13,000	40,405
Prima Meat Packers, Ltd.	16,000	17,514
Pronexus, Inc.	2,900	15,192
Rasa Industries, Ltd. (I)	10,000	9,260
Resorttrust, Inc.	2,100	29,553
Rhythm Watch Company, Ltd.	12,000	18,407
Ricoh Leasing Company, Ltd.	1,300	29,532
Riken Corp.	9,000	31,085
Riken Keiki Company, Ltd.	1,300	8,448
Riken Technos Corp.	3,000	7,640
Riken Vitamin Company, Ltd.	1,200	34,636
Ringer Hut Company, Ltd.	1,700	18,525
Risa Partners, Inc. (L)	30	12,534
Riso Kyoiku Company, Ltd.	361	18,711
Rock Field Company, Ltd.	1,000	13,415
Rohto Pharmaceutical Company, Ltd.	8,000	97,580
Roland Corp.	2,500	29,610
Round One Corp.	3,800	20,838
Royal Holdings Company, Ltd.	3,000	30,661
Ryobi, Ltd. (I)	9,000	30,151
Ryoden Trading Company, Ltd.	4,000	21,825
Ryohin Keikaku Company, Ltd.	1,700	67,623
Ryosan Company, Ltd.	2,300	55,751
Ryoshoku, Ltd.	800	19,109
Ryoyo Electro Corp.	2,600	26,484
S Foods, Inc.	500	4,069
Saibu Gas Company, Ltd.	19,000	53,412
Saizeriya Company, Ltd.	1,900	37,845
Sakai Chemical Industry Company, Ltd.	9,000	34,013
Sakata INX Corp.	6,000	25,807
Sakata Seed Corp.	2,700	$34,942
Sala Corp.	1,500	9,364
San-A Company, Ltd.	700	26,735
San-Ai Oil Company, Ltd.	5,000	18,862
Sanden Corp.	8,000	21,580
Sanei-International Company, Ltd.	1,800	20,794
Sangetsu Company, Ltd.	2,100	43,604
Sankei Building Company, Ltd.	3,700	18,958
Sanken Electric Company, Ltd. (I)	12,000	46,442
Sanki Engineering Company, Ltd.	6,000	44,469
Sanko Marketing Foods Company, Ltd.	18	15,209
Sankyo Seiko Company, Ltd.	3,200	8,786
Sankyo-Tateyama Holdings, Inc. (I)	22,000	25,021
Sankyu, Inc.	8,000	31,869
Sanoh Industrial Company, Ltd.	2,600	18,586
Sanrio Company, Ltd.	2,400	27,012
Sanshin Electronics Company, Ltd.	2,600	21,916
Sanwa Shutter Corp.	22,000	66,324
Sanyo Chemical Industries, Ltd.	5,000	32,206
Sanyo Denki Company, Ltd.	5,000	24,312
Sanyo Shokai, Ltd.	11,000	40,400
Sanyo Special Steel Company, Ltd. (I)	8,000	35,933
Sasebo Heavy Industries Company, Ltd.	9,000	16,746
Sato Corp.	1,700	20,365
Satori Electric Company, Ltd.	2,000	15,875
Sawai Pharmaceutical Company, Ltd.	900	86,227
Secom Techno Service Company, Ltd.	500	14,542
Seika Corp.	7,000	14,472
Seikagaku Corp.	1,700	17,363
Seiko Corp. (I)	11,000	38,813
Seiren Company, Ltd.	5,200	27,393
Sekisui Jushi Corp.	3,000	26,992
Sekisui Plastics Company, Ltd.	5,000	23,290
Senko Company, Ltd.	9,000	27,660
Senshukai Company, Ltd.	4,400	23,954
Shibusawa Warehouse Company, Ltd.	5,000	17,157
Shibuya Kogyo Company, Ltd.	800	6,581
Shikibo, Ltd.	11,000	13,589
Shikoku Bank, Ltd.	14,000	45,108
Shikoku Chemicals Corp.	3,000	15,701
Shima Seiki Manufacturing, Ltd.	2,100	51,998
Shimachu Company, Ltd.	3,800	69,219
Shimizu Bank, Ltd.	900	36,349
Shin Nippon Air Technologies Company, Ltd.	2,900	18,901
Shin Nippon Biomedical Laboratories, Ltd.	1,900	7,732
Shin-Etsu Polymer Company, Ltd.	3,000	17,701
Shin-Kobe Electric Machinery Company, Ltd.	2,000	15,583
Shinagawa Refractories Company, Ltd.	6,000	15,718
Shindengen Electric Manufacturing
Company, Ltd. (I)	5,000	16,822
Shinkawa, Ltd.	1,500	21,097
Shinko Electric Company, Ltd.	12,000	24,221
Shinko Plantech Company, Ltd.	3,300	29,292
Shinko Shoji Company, Ltd.	2,700	23,039
Shinmaywa Industries, Ltd.	9,000	33,005
Shinwa Kaiun Kaisha, Ltd.	8,000	20,635
Shizuoka Gas Company, Ltd.	4,500	30,556
SHO-BOND Holdings Company, Ltd.	1,200	24,191
Shochiku Company, Ltd. (L)	5,000	36,089
Showa Corp. (I)	3,500	19,515
Showa Sangyo Company, Ltd.	7,000	21,076
Siix Corp.	2,200	24,354
Simplex Technology, Inc.	40	29,049
Sinanen Company, Ltd.	6,000	24,730
Sintokogio, Ltd.	4,600	34,696

135

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sky Perfect Jsat Corp.	177	$63,211
SMK Corp.	6,000	26,271
So-net Entertainment Corp.	6	14,318
So-net M3, Inc. (L)	6	24,080
Sogo Medical Company, Ltd.	600	16,413
Sohgo Security Services Company, Ltd.	4,600	46,540
SRI Sports, Ltd.	13	13,043
ST Chemical Company, Ltd.	1,100	12,503
St. Marc Holdings Company, Ltd.	900	35,932
Star Micronics Company, Ltd.	2,600	26,759
Starzen Company, Ltd.	6,000	15,780
Stella Chemifa Corp.	800	26,023
Sumikin Bussan Corp.	9,000	19,295
Suminoe Textile Company, Ltd. (I)	5,000	9,144
Sumiseki Holdings, Inc. (I)	4,400	3,925
Sumisho Computer Systems Corp.	1,700	23,618
Sumitomo Densetsu Company, Ltd.	4,200	17,985
Sumitomo Light Metal Industries, Ltd. (I)	29,000	29,648
Sumitomo Mitsui Company, Ltd. (I)	28,700	21,784
Sumitomo Osaka Cement Company, Ltd.	30,000	57,190
Sumitomo Pipe & Tube Company, Ltd.	2,300	12,049
Sumitomo Real Estate Sales Company, Ltd.	490	22,201
Sumitomo Seika Chemicals Company, Ltd.	4,000	14,535
Sumitomo Titanium Corp.	1,300	49,983
Sumitomo Warehouse Company, Ltd.	13,048	60,490
SWCC Showa Holdings Company, Ltd. (I)	24,000	21,535
T Rad Company, Ltd.	7,000	19,907
T. Hasegawa Company, Ltd.	1,200	18,361
Tachi-S Company, Ltd.	2,700	26,290
Tachibana Eletech Company, Ltd.	1,500	10,790
Tadano, Ltd.	8,000	39,278
Taihei Dengyo Kaisha, Ltd.	3,000	21,538
Taihei Kogyo Company, Ltd.	5,000	16,051
Taiheiyo Cement Corp. (I)	83,000	104,752
Taiho Kogyo Company, Ltd.	2,500	17,998
Taikisha, Ltd.	2,100	32,950
Taisei Corp.	400	796
Taisei Lamick Company, Ltd.	600	14,169
Taiyo Ink Manufacturing Company, Ltd.	1,200	31,486
Takagi Securities Company, Ltd.	7,000	10,183
Takamatsu Corp.	1,500	16,821
Takaoka Electric Manufacturing
Company, Ltd. (L)	7,000	22,809
Takara Holdings, Inc.	13,000	65,713
Takara Standard Company, Ltd.	7,000	43,605
Takasago International Corp.	8,000	34,488
Takasago Thermal Engineering Company, Ltd.	5,700	48,062
Takihyo Company, Ltd.	3,000	13,780
Takiron Company, Ltd.	6,000	17,576
Takuma Company, Ltd. (I)	6,000	14,099
Tamron Company, Ltd.	1,500	21,303
Tamura Corp.	7,000	20,066
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	13,075
Tecmo Koei Holdings Company, Ltd.	2,100	13,732
Teikoku Electric Manufacturing Company, Ltd.	700	12,581
Teikoku Piston Ring Company, Ltd.	1,400	11,281
Teikoku Sen-I Company, Ltd.	2,000	10,498
Telepark Corp.	13	20,947
Tenma Corp.	1,800	19,594
The Fuji Fire & Marine Insurance
Company, Ltd (I)	15,000	18,901
The Hokkoku Bank, Ltd.	25,000	92,415
The Hyakugo Bank, Ltd.	20,000	86,179
The Pack Corp.	1,300	22,774
The San-in Godo Bank, Ltd.	8,000	61,385
The Yachiyo Bank, Ltd.	1,700	$34,424
Tigers Polymer Corp.	1,000	3,617
TKC Corp.	1,500	26,348
TOA Corp.	22,000	21,458
Toagosei Company, Ltd.	18,000	79,475
Tobishima Corp. (I)	36,000	9,574
TOC Company, Ltd.	6,800	27,005
Tocalo Company, Ltd.	1,300	23,526
Tochigi Bank, Ltd.	11,000	47,489
Toda Corp.	17,000	54,793
Toda Kogyo Corp.	3,000	21,798
Toei Company, Ltd.	5,000	21,887
Toenec Corp.	4,000	22,596
Toho Bank, Ltd.	18,000	58,734
Toho Company, Ltd.	3,000	11,098
Toho Holdings Company, Ltd.	2,900	46,011
Toho Real Estate Company, Ltd.	3,000	16,048
Toho Titanium Company, Ltd.	2,500	59,470
Toho Zinc Company, Ltd.	10,000	35,256
Tohoku Bank, Ltd.	4,000	6,259
Tokai Carbon Company, Ltd.	17,000	79,900
Tokai Corp.	4,000	18,041
Tokai Rubber Industries, Ltd.	2,000	23,603
Tokai Tokyo Securities Company, Ltd.	16,000	63,018
Token Corp.	810	22,130
Tokimec, Inc.	5,000	6,658
Tokushu Tokai Holdings Company, Ltd.	15,000	38,363
Tokyo Dome Corp.	11,000	28,478
Tokyo Energy & Systems, Inc.	2,000	13,094
Tokyo Ohka Kogyo Company, Ltd.	3,900	65,469
Tokyo Rakutenchi Company, Ltd.	2,000	7,650
Tokyo Rope Manufacturing Company, Ltd.	12,000	27,207
Tokyo Seimitsu Company, Ltd. (I)	2,600	35,759
Tokyo Style Company, Ltd.	7,000	55,952
Tokyo Tekko Company, Ltd.	4,000	9,155
Tokyo Theatres Company, Inc.	9,000	12,572
Tokyo Tomin Bank, Ltd.	2,800	31,867
Tokyotokeiba Company, Ltd.	19,000	26,502
Tokyu Community Corp.	700	18,612
Tokyu Construction Company, Ltd.	9,910	25,985
Tokyu Livable, Inc.	1,800	17,822
Tomato Bank, Ltd.	11,000	22,558
Tomen Devices Corp.	600	10,465
Tomen Electronics Corp.	1,900	20,471
Tomoe Corp.	2,200	4,387
Tomoe Engineering Company, Ltd.	800	10,527
Tomoku Company, Ltd.	6,000	15,653
Tomony Holdings, Inc. (I)	15,000	46,541
Tomy Company, Ltd.	4,000	30,422
Tonami Holdings Company, Ltd.	6,000	11,912
Topcon Corp. (L)	5,900	28,140
Toppan Forms Company, Ltd.	3,500	33,567
Topre Corp.	4,300	30,769
Topy Industries, Ltd.	18,000	36,778
Toridoll Corp.	7	12,563
Torigoe Company, Ltd.	2,300	18,217
Torii Pharmaceutical Company, Ltd.	1,100	17,235
Torishima Pump Manufacturing Company, Ltd.	900	13,855
Toshiba Machine Company, Ltd.	14,000	56,576
Toshiba Plant Systems & Services Corp.	4,000	50,026
Toshiba TEC Corp.	9,000	29,022
Tosho Printing Company, Ltd. (I)	7,000	12,476
Totetsu Kogyo Company, Ltd.	3,000	18,415
Tottori Bank, Ltd.	4,000	10,969
Towa Bank, Ltd. (I)	21,000	17,210

136

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Towa Corptowa Corp. (I)	2,200	$15,909
Towa Pharmaceutical Company, Ltd.	600	39,107
Toyo Construction Company, Ltd.	34,000	15,489
Toyo Corp.	3,200	32,237
Toyo Electric Manufacturing
Company, Ltd. (L)	3,000	13,004
Toyo Engineering Corp.	8,000	23,137
Toyo Ink Manufacturing Company, Ltd.	15,000	57,519
Toyo Kanetsu KK	10,000	15,127
Toyo Kohan Company, Ltd.	4,000	19,009
Toyo Securities Company, Ltd.	6,000	9,842
Toyo Tanso Company, Ltd.	1,000	44,069
Toyo Tire & Rubber Company, Ltd.	15,000	31,670
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,242
Toyobo Company, Ltd.	48,936	81,487
Transcosmos, Inc. (I)	2,800	23,061
Trusco Nakayama Corp.	2,500	38,551
TS Tech Company, Ltd.	3,400	53,441
Tsubakimoto Chain Company, Ltd.	8,000	32,130
Tsugami Corp. (L)	6,000	41,434
Tsukishima Kikai Company, Ltd.	2,000	14,004
Tsuruha Holdings, Inc.	1,100	38,996
Tsurumi Manufacturing Company, Ltd.	2,000	13,288
Tsutsumi Jewelry Company, Ltd.	1,100	23,279
U-Shin, Ltd.	2,300	19,120
Ube Material Industries, Ltd.	5,000	11,755
Uchida Yoko Company, Ltd.	4,000	12,537
ULVAC, Inc. (L)	2,900	56,115
Uniden Corp. (I)	9,000	26,876
Union Tool Company, Ltd.	800	20,342
Unipres Corp. (L)	1,500	23,413
United Arrows, Ltd.	2,400	28,176
Unitika, Ltd. (I)	45,000	37,641
Universe Company, Ltd.	1,100	15,222
Valor Company, Ltd.	4,100	31,703
Vantec Corp.	12	15,318
Vital KSK Holdings, Inc.	3,900	21,897
Wacom Company, Ltd.	26	38,254
Wakachiku Construction Company, Ltd. (I)	17,000	9,237
Warabeya Nichiyo Company, Ltd.	1,900	23,254
Watabe Wedding Corp.	1,100	13,052
Watami Company, Ltd.	1,500	28,031
Xebio Company, Ltd.	1,500	28,090
Yahagi Construction Company, Ltd.	2,000	12,031
Yaizu Suisankagaku Industry Company, Ltd.	1,100	12,559
Yamabiko Corp.	1,200	11,672
Yamagata Bank, Ltd.	12,000	56,733
Yamanashi Chuo Bank, Ltd.	13,000	53,206
Yamatane Corp.	11,000	14,878
Yamazen Corp.	5,700	25,512
Yasuda Warehouse Company, Ltd.	2,900	17,099
Yellow Hat, Ltd.	2,200	15,055
Yodogawa Steel Works, Ltd.	10,000	40,884
Yokogawa Bridge Corp.	3,000	17,772
Yokohama Reito Company, Ltd.	4,000	28,372
Yokowo Company, Ltd.	2,000	11,875
Yomiuri Land Company, Ltd.	3,000	9,820
Yondenko Corpyondenko Corp.	3,000	13,033
Yonekyu Corp.	2,000	17,547
Yorozu Corp.	1,800	26,248
Yoshinoya D&C Company, Ltd. (L)	32	35,510
Yuasa Trading Company, Ltd. (I)	21,000	19,456
Yuki Gosei Kogyo Co., Ltd. (I)	3,000	7,977
Yukiguni Maitake Company, Ltd.	3,400	19,722
Yurtec Corp.	4,000	16,952
Yusen Air & Sea Service Company, Ltd.	800	$12,374
Yushin Precision Equipment Company, Ltd.	1,100	19,585
Yushiro Chemical Industry Company, Ltd.	1,500	19,473
Zenrin Company, Ltd.	2,100	22,697
Zensho Company, Ltd.	6,000	56,993
Zeon Corp.	11,000	64,201
Zeria Pharmaceutical Company, Ltd.	2,000	21,118
Zuken, Inc.	2,200	15,980

		24,094,771
Liechtenstein - 0.14%
Liechtensteinische Landesbank AG	1,361	85,725
Verwaltungs & Privat Bank AG	492	57,870

		143,595
Luxembourg - 0.07%
Regus PLC	66,614	68,534
Netherlands - 2.04%
Aalberts Industries NV	9,340	120,405
Accell Group NV	798	33,198
Arcadis NV	6,428	115,135
ASM International NV (I)	5,593	108,136
BinckBank NV	4,026	50,161
Brit Insurance Holdings NV	8,660	116,643
Brunel International NV	825	23,383
Crucell NV (I)	6,081	110,993
CSM	3,855	114,528
Draka Holding NV (I)	3,237	44,748
Fornix Biosciences NV	819	4,608
Gamma Holding NV (I)	589	12,581
Heijmans NV (I)	2,023	28,614
Imtech NV	5,244	134,522
InnoConcepts NV (I)	10,527	2,475
Kendrion NV (I)	204	2,336
Koninklijke BAM Groep NV	22,782	104,805
Koninklijke Ten Cate NV	3,876	84,442
Mediq NV	5,634	102,961
Nutreco Holding NV	2,842	152,509
Ordina NV (I)	5,537	18,959
Pharming Group NV (I)	17,228	4,073
SBM Offshore NV	10,846	154,783
Sligro Food Group NV	2,169	62,634
SNS Reaal (I)	16,603	72,049
Telegraaf Media Groep NV	4,601	75,482
TKH Group NV	694	12,559
TomTom NV (I)(L)	15,548	83,821
Unit 4 Agresso NV (I)	1,920	39,747
USG People NV (I)	6,381	89,543
Wavin NV (I)	2,026	23,202

		2,104,035
New Zealand - 0.67%
Air New Zealand, Ltd.	19,275	14,099
Fisher & Paykel Appliances Holdings, Ltd. (I)	73,602	27,060
Fisher & Paykel Healthcare Corp.	26,769	56,998
Freightways, Ltd.	8,921	17,034
Infratil, Ltd.	66,634	73,428
Mainfreight, Ltd.	7,268	30,544
New Zealand Oil & Gas, Ltd.	41,930	36,349
New Zealand Refining Company, Ltd. (I)	19,629	41,675
Nuplex Industries, Ltd.	54,954	105,265
PGG Wrightson, Ltd. (I)	21,821	7,581
Pike River Coal, Ltd. (I)	21,968	13,213
Port of Tauranga, Ltd.	5,763	26,251
Pumpkin Patch, Ltd.	7,395	10,051

137

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Ryman Healthcare, Ltd.	14,826	$20,192
Sky City Entertainment Group, Ltd.	30,721	59,879
Sky Network Television, Ltd.	12,878	41,362
Tower, Ltd.	20,665	25,705
TrustPower, Ltd.	8,580	42,226
Vector, Ltd.	18,041	26,664
Warehouse Group, Ltd.	4,936	11,402

		686,978
Norway - 1.16%
Acta Holding ASA (I)	24,000	7,628
Aktiv Kapital ASA (I)	4,600	27,384
Austevoll Seafood ASA (I)	6,000	30,240
Blom ASA (I)(L)	2,500	1,870
Bonheur ASA	1,100	23,435
BW Offshore, Ltd. (I)(L)	20,000	23,080
Camillo Eitzen & Company ASA (I)	1,300	2,209
Cermaq ASA (I)	9,600	76,480
Copeinca ASA (I)	9,200	54,924
Det Norske Oljeselskap ASA (I)	3,542	11,017
DNO International ASA (I)	49,000	52,848
EDB Business Partner ASA (I)	300	770
Eitzen Chemical ASA (I)	21,250	4,486
Eltek ASA (I)	22,000	8,822
Ementor ASA	15,457	89,711
Ganger Rolf ASA	700	13,311
Kongsberg Automotive ASA (I)	29,400	13,370
Kverneland Gruppen ASA (I)	15,000	8,386
Leroy Seafood Group ASA	1,000	18,363
Nordic Semiconductor ASA	27,500	99,639
Norske Skogindustrier ASA (I)	21,000	23,699
Norwegian Air Shuttle ASA (I)	3,567	56,869
Norwegian Energy Company AS (I)	16,500	29,894
Opera Software ASA	8,100	27,809
Scana Industrier ASA	8,889	10,655
Sevan Marine ASA (I)	51,607	37,395
Solstad Offshore ASA	2,900	48,328
Songa Offshore SE (I)(L)	14,000	34,086
Sparebanken Midt-Norge ASA	3,000	19,484
TGS Nopec Geophysical Company ASA (I)	19,100	218,394
Tomra Systems ASA	15,212	63,487
Veidekke ASA	6,400	38,241
Wilh Wilhelmsen Holding ASA, Class A	1,300	22,036

		1,198,350
Papua New Guinea - 0.01%
Highlands Pacific, Ltd. (I)	59,421	10,503
Peru - 0.06%
Hochschild Mining PLC	13,380	60,763
Portugal - 0.45%
Altri SGPS SA (I)	15,809	77,536
Banco BPI SA	14,556	27,074
BANIF SGPS SA	15,725	15,532
Finibanco Holding SGPS SA	4,965	7,135
Impresa (I)(L)	11,168	21,174
Investimentos Participacoes e Gestao SA (I)	15,959	9,577
Mota Engil	5,366	13,756
Portucel - Empresa Produtora de Pasta e
Papel SA	28,126	72,447
Redes Energeticas Nacionais SA	12,164	39,210
Semapa-Sociedade de Investimento & Gestao	5,253	46,836
Sonae	43,792	40,196
Sonae Capital SGPS SA (I)	16,889	9,756
Teixeira Duarte-Engenharia &
Construcoes SA (I)	21,736	25,674
Zon Multimedia SA (L)	14,900	$57,703

		463,606
Singapore - 1.26%
Allgreen Properties, Ltd.	67,000	48,770
Asia Food & Properties, Ltd. (I)	190,000	69,925
ASL Marine Holdings, Ltd.	14,000	8,264
Ban Joo & Company, Ltd. (I)	396,000	11,203
Banyan Tree Holdings, Ltd. (I)	54,000	31,889
Bukit Sembawang Estates, Ltd.	16,000	54,231
Cerebos Pacific, Ltd.	10,000	29,031
CH Offshore, Ltd.	38,000	14,248
China Merchants Holdings Pacific, Ltd.	50,000	22,212
Creative Technology, Ltd.	6,650	19,867
CSE Global, Ltd.	55,000	34,219
Ezion Holdings, Ltd.	49,000	21,781
Ezra Holdings, Ltd.	30,000	38,561
First Resources, Ltd.	74,000	54,874
Food Empire Holdings, Ltd.	43,200	10,706
Gallant Venture, Ltd. (I)	71,000	11,751
Goodpack, Ltd.	27,000	32,131
Guocoland, Ltd.	18,000	27,370
Ho Bee Investment, Ltd.	18,000	19,434
Hong Fok Corp., Ltd. (I)	49,000	19,038
Hong Leong Asia, Ltd.	8,000	19,179
Hotel Plaza, Ltd.	21,500	24,123
Hotel Properties, Ltd.	24,000	42,568
HTL International Holdings, Ltd.	34,000	14,176
Hyflux, Ltd.	20,000	46,177
Jaya Holdings, Ltd. (I)	51,000	24,308
Jurong Technologies Industrial Corp., Ltd. (I)	194,350	3,472
Kim Eng Holdings, Ltd. (I)	17,000	19,270
KS Energy Services, Ltd. (I)	20,000	15,460
Low Keng Huat Singapore, Ltd.	60,000	17,921
Mcl Land, Ltd.	1,000	1,232
Metro Holdings, Ltd.	53,000	28,601
Midas Holdings, Ltd.	54,000	34,976
MobileOne, Ltd.	30,000	45,744
Oceanus Group, Ltd. (I)	116,000	25,490
Osim International, Ltd. (I)	43,000	27,499
Petra Foods, Ltd.	45,000	39,234
Raffles Education Corp., Ltd. (I)	152,565	30,857
Raffles Medical Group, Ltd.	18,000	21,924
Rotary Engineering, Ltd.	22,000	14,825
SBS Transit, Ltd.	5,000	6,245
SC Global Developments, Ltd.	22,000	24,980
Stamford Land Corp., Ltd.	1,000	361
Super Coffeemix Manufacturing, Ltd.	42,000	26,376
Swiber Holdings, Ltd. (I)	20,000	13,901
Tat Hong Holdings, Ltd.	31,000	20,115
United Engineers, Ltd.	17,000	26,613
UOB-Kay Hian Holdings, Ltd.	24,000	25,391
WBL Corp., Ltd.	4,000	13,492
Wing Tai Holdings, Ltd.	39,000	43,497
Yongnam Holdings, Ltd. (I)	87,000	15,091

		1,292,603
South Africa - 0.07%
First Uranium Corp. (I)(L)	13,300	14,118
Great Basin Gold, Ltd. (I)(L)	34,200	58,149

		72,267
Spain - 2.26%
Abengoa SA (I)	1,780	34,508
Afirma Grupo Inmobiliario SA (I)	30,139	7,377
Amper SA (I)	1,783	8,825

138

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Antena 3 de Television SA	3,644	$20,604
Banco Guipuzcoano SA (I)	14,473	79,164
Banco Pastor SA (L)	16,144	77,399
Bolsas y Mercados Espanoles (L)	3,371	73,467
Caja De Ahorros Del Mediterraneo	5,428	42,829
Cementos Portland Valderrivas SA	1,547	24,556
Construcciones & Auxiliar de Ferrocarriles SA	394	159,338
Corporacion Dermoestetica SA (I)	1,972	5,044
Dinamia SA	1,158	13,445
Duro Felguera SA	1,775	17,350
Ebro Puleva SA	16,526	278,686
Elecnor SA	2,026	23,628
Ercros SA (I)	12,567	11,873
Faes Farma SA	15,161	52,172
Fluidra SA	3,227	9,822
General de Alquiler de Maquinaria (I)(L)	2,658	5,786
Grifols SA (L)	8,696	88,799
Grupo Catalana Occidente SA	2,531	37,077
Grupo Empresarial Ence SA (I)	15,191	47,491
Iberia Lineas Aereas de Espana SA (I)	110,285	312,418
Laboratorios Almirall SA	6,009	46,527
Laboratorios Farmaceuticos Rovi SA	1,750	9,895
NH Hoteles SA (I)	3,032	9,143
Obrascon Huarte Lain SA	3,281	72,128
Papeles y Cartones de Europa SA (I)	4,411	16,766
Pescanova SA	587	14,503
Promotora de Informaciones SA (I)	9,049	21,849
Prosegur Cia de Seguridad SA	2,428	103,158
Realia Business SA (I)	9,431	16,849
Service Point Solutions SA (I)	6,171	4,580
Sociedad Nacional Inds. (I)	12,960	19,071
Sol Melia SA	5,056	32,069
SOS Cuetara SA (I)(L)	3,651	7,265
Tavex Algodonera SA (I)	6,482	3,526
Tecnicas Reunidas SA	2,066	93,243
Tubacex SA (I)	10,312	30,931
Tubos Reunidos SA (I)	9,106	20,242
Unipapel SA	209	2,744
Vidrala SA	2,521	54,467
Viscofan SA	6,729	181,751
Vocento SA (I)	9,411	44,838
Zeltia SA (I)	21,956	84,725

		2,321,928
Sweden - 2.87%
AarhusKarlshamn AB	5,545	101,987
Acando AB	6,279	10,370
Active Biotech AB (I)	2,172	29,414
AddTech AB	2,310	37,301
Angpanneforeningen AB	3,536	47,450
Axfood AB	1,565	40,951
Axis Communications AB	9,260	105,771
BE Group AB (I)	4,723	26,364
Bergman & Beving AB	3,490	42,665
Betsson Abbetsson AB (I)	2,976	33,991
Billerud Aktibolag AB	18,295	110,271
Biovitrum AB (I)	9,497	44,660
Bure Equity AB (I)	7,860	26,215
Clas Ohlson AB	4,002	54,853
Cloetta AB (I)	2,181	10,393
Concordia Maritime AB	2,200	5,212
D. Carnegie & Company AB (I)	845,205	0
Duni Abduni AB	6,481	43,152
East Capital Explorer AB (I)	3,589	32,560
Elekta AB, Series B	18,112	457,122
Enea AB	1,999	$10,083
Eniro AB (I)	19,984	19,390
Fagerhult AB	749	11,222
G & L Beijer AB	1,125	27,575
Haldex AB (I)	6,370	54,121
Hoganas AB	4,776	123,832
Holmen AB, Series B	4,455	105,695
Industrial & Financial Systems AB	3,487	35,570
Indutrade AB (I)(L)	1,973	42,474
Intrum Justitia AB	6,104	59,573
JM AB	8,981	120,299
KappAhl Holding AB	8,073	49,324
Lindab International AB (I)	6,008	63,036
Loomis AB	2,001	19,084
Lundin Petroleum AB (I)	10,632	46,367
Mekonomen AB	2,150	47,660
Munters AB	6,114	37,250
NCC AB	8,075	119,609
Net Insight AB (I)(L)	40,297	22,366
New Wave Group AB	6,024	24,921
Nibe Industrier AB	6,731	59,910
Nobia AB (I)	17,611	89,867
OEM International AB	1,799	9,687
ORC Software AB	1,548	25,617
PA Resources AB (I)(L)	19,862	13,278
Peab AB	14,016	67,780
Proffice AB (I)	6,320	16,684
Q-Med AB	7,447	61,962
Rezidor Hotel Group AB (I)	8,897	37,496
RNB Retail & Brands AB (I)	31,521	26,856
SAS AB (I)(L)	17,484	55,043
Seco Tools AB (I)	2,691	31,321
Studsvik AB (I)	218	2,060
Sweco AB	3,557	22,675
TradeDoubler AB (I)	4,887	18,617
Trelleborg AB, Series B	18,933	111,730

		2,950,736
Switzerland - 5.37%
Advanced Digital Broadcast Holdings SA (I)	245	8,351
Affichage Holding AG (I)	88	9,863
AFG Arbonia-Forster Holding AG (I)	1,594	32,223
Allreal Holding AG	690	75,784
Aryzta AG	4,774	183,194
Ascom Holding AG (I)	3,146	27,935
Bank Coop AG	1,620	105,580
Bank Sarasin & Compagnie AG	3,236	129,649
Banque Privee Edmond de Rothschild SA	1	22,095
Barry Callebaut AG (I)	122	75,639
Basilea Pharmaceutica AG (I)	776	43,017
Belimo Holding AG	24	28,302
Berner Kantonalbank	285	62,912
Bobst Group AG (I)	1,189	40,733
Bucher Industries AG	751	79,950
Burckhardt Compression Holding AG	370	65,204
Centralschweizerische Kraftwerke AG	127	39,012
Charles Voegele Holding AG (I)	998	40,979
Cicor Technologies (I)	322	9,506
Clariant AG (I)	35,700	452,306
Compagnie Financiere Tradition SA BR	211	20,528
Cytos Biotechnology AG (I)	166	2,578
Daetwyler Holding AG	778	48,210
Dufry Group AG (I)	1,841	137,325
EFG International (L)	5,629	67,117
Elektrizitaets-Gesellschaft Laufenburg AG	11	7,660

139

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Emmi AG	319	$47,991
EMS-Chemie Holding AG (I)	735	95,155
Energiedienst Holding AG	559	27,455
Ferrexpo PLC	5,555	20,358
Flughafen Zuerich AG	380	112,584
Forbo Holding AG	196	83,012
Galenica Holding AG (L)	437	168,705
GAM Holding, Ltd. (I)	25,978	283,195
Georg Fischer AG (I)	952	310,342
Gottex Fund Management Holdings, Ltd.	1,478	8,928
Helvetia Patria Holding AG	307	80,676
Kaba Holding AG	317	84,582
Komax Holding AG (I)	777	59,716
Kudelski SA	4,675	125,744
Kuoni Reisen Holding AG	248	69,289
LEM Holding SA	52	16,584
Logitech International SA (I)(L)	9,485	128,823
Luzerner Kantonalbank AG	127	35,590
Meyer Burger Technology AG (I)	3,227	79,267
Micronas Semiconductor Holding AG (I)	5,145	23,663
Mobilezone Holding AG	3,138	26,600
Mobimo Holding AG (I)	528	92,008
Orascom Development Holding AG (I)	1,134	62,890
Orell Fuessli Holding AG	136	17,571
Panalpina Welttransport Holding AG (I)	1,313	103,055
Partners Group Holding AG	682	82,295
Petroplus Holdings AG (I)	9,787	144,130
Phoenix Mecano AG	31	15,486
PubliGroupe SA (I)	20	2,060
Rieter Holding AG (I)	430	109,066
Romande Energie Holding SA	52	80,662
Schaffner Holding AG (I)	40	7,205
Schmolz + Bickenbach AG (I)	945	25,124
Schulthess Group AG	615	19,627
Schweizerhall Holding AG	303	29,011
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	33,983
Siegfried Holding AG (I)	53	4,421
St. Galler Kantonalbank	55	24,223
Sulzer AG	1,485	137,981
Swissfirst AG	655	21,724
Swissquote Group Holding SA	1,093	43,315
Tamedia AG	188	14,270
Tecan Group AG	628	39,870
Temenos Group AG (I)(L)	8,708	209,504
Unaxis Holding AG (I)(L)	14,200	59,508
Valiant Holding AG	602	112,196
Valora Holding AG	284	67,756
Vaudoise Assurances Holding SA	138	28,534
Von Roll Holding AG (I)(L)	7,878	39,439
Vontobel Holding AG	3,372	89,353
WMH Walter Meier AG (I)	163	19,621
Ypsomed Holding AG (I)	276	14,546
Zuger Kantonalbank	17	74,805

		5,529,150
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.13%
Dragon Oil PLC (I)	8,832	53,249
Lamprell PLC	26,117	83,115

		136,364
United Kingdom - 18.24%
888 Holdings PLC	12,231	6,461
A.G. Barr PLC	3,000	$46,824
Aberdeen Asset Management PLC	50,933	97,497
AEA Technology PLC (I)	19,508	4,809
Aegis Group PLC	41,203	65,301
Afren PLC (I)	29,877	37,722
Alexon Group PLC (I)	6,881	1,864
Alizyme PLC (I)	22,479	0
Amlin PLC	32,461	186,657
Anglo Pacific Group PLC	9,978	39,421
Antisoma PLC (I)	56,367	4,851
Arriva PLC (I)	22,313	254,798
Ashmore Group PLC	7,731	27,815
Ashtead Group PLC	54,314	71,521
Aveva Group PLC	9,024	151,097
Avis Europe PLC (I)	32,519	14,276
Babcock International Group PLC	19,623	173,975
Balfour Beatty PLC	32,052	113,892
Barratt Developments PLC (I)	98,477	136,084
BBA Aviation PLC	48,270	130,368
Beazley PLC	57,792	96,956
Bellway PLC	10,163	92,816
Berkeley Group Holdings PLC (I)	13,633	154,706
Biocompatibles International PLC	1,454	5,514
BlueBay Asset Management PLC	1,178	5,045
Bodycote PLC	19,111	55,740
Bovis Homes Group PLC (I)	13,879	71,303
Brammer PLC	8,722	17,861
Brewin Dolphin Holdings PLC	23,416	45,186
British Polythene Industries PLC	4,443	13,316
Britvic PLC	32,362	228,736
BSS Group PLC	10,051	62,699
BTG PLC (I)	23,153	68,508
Capital & Regional PLC (I)	28,406	12,449
Carillion PLC	24,339	110,894
Carpetright PLC	4,169	39,663
Carphone Warehouse Group PLC (I)	12,175	33,944
Charles Taylor Consulting PLC	3,000	9,889
Charter International PLC	8,755	81,814
Chaucer Holdings PLC	24,034	14,847
Chemring Group PLC (I)	7,484	328,495
Chime Communications PLC	5,129	13,437
Chloride Group PLC	19,191	110,362
Cineworld Group PLC	6,663	19,687
Close Brothers Group PLC	16,016	164,672
Collins Stewart PLC	14,755	16,580
Colt Telecom Group SA (I)	31,617	61,500
Communisis PLC (I)	1	0
Computacenter PLC	9,482	40,203
Connaught PLC	7,981	13,650
Cookson Group PLC (I)	16,806	96,293
Corin Group PLC	4,523	3,631
Costain Group PLC	3,598	10,717
Cranswick PLC (I)	8,814	112,603
Creston PLC (I)	10,587	14,542
Croda International PLC (I)	10,908	163,105
CSR PLC (I)	18,505	102,782
D.S. Smith PLC	57,738	103,526
Daily Mail & General Trust	17,811	115,149
Dairy Crest Group PLC	13,990	76,967
Dana Petroleum PLC (I)	5,361	89,994
Davis Service Group PLC	17,163	93,418
De La Rue PLC	7,909	111,274
Debenhams PLC (I)	116,644	91,699
Dechra Pharmaceuticals PLC	6,519	37,424
Devro PLC	825	2,440

140

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Dicom Group PLC (I)	12,964	$45,811
Dignity PLC	6,336	61,067
Dimension Data Holdings PLC	202,957	282,257
Domino Printing Sciences PLC	15,811	107,128
Domino’s Pizza UK & IRL PLC	7,102	39,849
DSG International PLC (I)	231,071	84,402
DTZ Holdings PLC	9,217	8,866
Dunelm Group PLC	9,530	46,658
Eaga PLC	11,841	20,132
easyJet PLC (I)	10,512	61,674
Electrocomponents PLC	45,730	146,185
Elementis PLC (I)	54,724	51,156
Enterprise Inns PLC (I)	34,056	44,142
Euromoney Institutional Investor PLC	8,075	72,221
Evolution Group PLC	24,073	31,099
F&C Asset Management PLC	41,888	32,379
Filtrona PLC	27,028	86,732
Findel PLC (I)	90,938	23,468
FirstGroup PLC	22,912	123,961
Forth Ports PLC	5,900	103,123
Fortune Oil PLC (I)	368,591	35,550
Galiform PLC (I)	113,752	95,796
Galliford Try PLC	8,666	40,347
Game Group PLC	24,150	22,986
Gem Diamonds, Ltd. (I)	12,666	39,498
Genus PLC (I)	5,336	58,766
GKN PLC (I)	85,291	146,335
Go-Ahead Group PLC	3,744	59,355
Greene King PLC	14,983	87,154
Greggs PLC	8,678	59,361
Halfords Group PLC	30,497	221,696
Halma PLC (I)	51,425	208,992
Hampson Industries PLC	32,209	25,132
Hardy Oil & Gas PLC (I)	5,072	13,201
Hargreaves Lansdown PLC	14,963	75,321
Hays PLC	61,521	83,470
Headlam Group PLC	4,631	15,597
Helical Bar PLC	8,263	33,920
Henderson Group PLC	72,524	130,980
Heritage Oil, Ltd. (I)	9,831	57,473
Hikma Pharmaceuticals PLC	18,634	197,558
Hill & Smith Holdings PLC	6,401	28,422
HMV Group PLC	36,339	34,042
Holidaybreak PLC	11,700	51,324
Homeserve PLC	1,234	36,592
Hunting PLC	11,768	77,971
Hyder Consulting PLC	3,872	17,232
IG Group Holdings PLC	29,583	184,594
Imagination Technologies Group PLC (I)	42,994	177,675
IMI PLC	24,080	244,706
Inchcape PLC (I)	25,525	93,241
Intec Telecom Systems PLC	31,864	24,706
Intermediate Capital Group PLC	42,152	154,226
International Personal Finance PLC	53,398	150,608
Interserve PLC	12,721	37,270
ITE Group PLC	16,803	35,791
J.D. Wetherspoon PLC	9,690	56,129
James Fisher & Sons PLC	4,579	28,899
Jardine Lloyd Thompson Group PLC (I)	12,662	98,201
Jazztel PLC (I)	16,347	51,128
JKX Oil & Gas PLC	8,683	31,342
John Wood Group PLC	23,567	109,582
Keller Group PLC	4,607	36,029
Kesa Electricals PLC	45,975	82,789
Kier Group PLC	2,737	39,298
Kingston Communications PLC (I)	117,578	$79,263
Ladbrokes PLC	55,844	105,453
Laird Group PLC	26,527	41,389
Logica PLC (I)	96,156	154,249
Lookers PLC (I)	17,654	12,592
Low & Bonar PLC	21,034	11,618
M.J. Gleeson Group PLC	8,478	14,167
Marston’s PLC	25,080	34,400
McBride PLC (I)	14,770	28,581
Mears Group Plcmears Group PLC	8,289	29,850
Meggitt PLC (I)	79,630	369,426
Melrose PLC	47,765	148,872
Michael Page International PLC	14,574	80,445
Micro Focus International PLC	27,844	174,387
Millennium & Copthorne Hotels PLC	12,527	75,333
Minerva PLC (I)	20,686	33,475
Misys PLC (I)	47,807	163,913
Mitchells & Butlers PLC (I)	28,719	116,349
Mitie Group PLC (I)	21,404	67,712
Mondi PLC	44,478	252,061
Moneysupermarket.com Group PLC	5,677	6,059
Morgan Crucible Company PLC	22,928	62,582
Mothercare PLC (I)	6,928	58,758
Mouchel Parkman PLC	23,900	48,480
MWB Group Holdings PLC (I)	11,618	6,886
N. Brown Group PLC	16,271	60,517
National Express Group PLC (I)	34,580	112,062
NCC Group, Ltd.	4,560	26,918
Northern Foods PLC (I)	35,909	23,244
Northgate PLC (I)	1,332	3,427
Northumbrian Water Group PLC	29,783	134,915
Novae Group PLC	2,997	13,786
Optos PLC (I)	3,748	6,231
Oxford Biomedica PLC (I)	63,470	10,390
Oxford Instruments PLC	2,558	10,652
Pace Micro Technology PLC (I)	26,281	62,972
Paypoint PLC	6,600	26,052
Pendragon PLC (I)	63,903	22,769
Pennon Group PLC	3,041	24,920
Persimmon PLC (I)	21,078	109,073
Petropavlovsk PLC	8,738	153,923
Photo-Me International PLC	24,627	11,635
Pinewood Shepperton PLC	3,284	7,609
Premier Farnell PLC	47,494	154,644
Premier Foods PLC (I)	141,827	40,334
Premier Oil PLC (I)	6,376	117,610
Prostrakan Group PLC (I)	7,836	7,898
Provident Financial PLC	11,362	141,786
Psion PLC	13,365	14,899
Punch Taverns PLC (I)	14,745	12,488
PV Crystalox Solar PLC	29,464	23,461
PZ Cussons PLC	17,701	89,820
Qinetiq PLC	59,423	103,277
Quintain Estates & Development PLC (I)	54,012	34,237
Rank Group PLC	41,760	61,593
Rathbone Brothers PLC	4,853	57,642
Redrow PLC (I)	28,411	47,594
Renishaw PLC	2,747	29,617
Restaurant Group PLC	15,474	47,834
Rightmove PLC	11,119	104,120
RM PLC	10,003	29,040
ROK PLC	7,381	3,274
Rotork PLC	16,023	302,826
Royalblue Group PLC	4,471	88,314
RPC Group PLC	11,979	45,966

141

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
RPS Group PLC (I)	17,736	$49,307
Salamander Energy PLC (I)	13,282	46,061
Savills PLC	12,736	52,144
Scott Wilson Group PLC	9,922	39,478
SDL PLC	17,692	121,740
Shanks Group PLC	57,986	86,054
Skyepharma PLC (I)	1,272	516
Smiths News PLC	16,404	28,752
Soco International PLC (I)	13,024	76,690
Southern Cross Healthcare, Ltd. (I)	15,726	8,048
Spectris PLC	10,418	119,984
Spice PLC	37,950	30,459
Spirax-Sarco Engineering PLC	10,190	206,267
Spirent Communications PLC	61,445	98,965
Sportech PLC (I)	11,390	6,829
Sports Direct International PLC (I)	15,902	24,598
SSL International PLC	32,050	383,551
St James’s Place PLC	12,959	40,846
St. Modwen Properties PLC (I)	14,271	39,248
Stagecoach Group PLC	31,175	82,098
Sthree PLC	8,144	30,528
STV Group PLC (I)	2,685	2,854
Synergy Health PLC	5,377	52,066
TalkTalk Telecom Group PLC (I)	24,348	44,999
Tate & Lyle PLC	34,156	226,943
Taylor Woodrow PLC (I)	231,863	90,338
Telecity Group PLC (I)	16,984	101,158
The Weir Group PLC	22,969	352,643
Thorntons PLC	4,184	5,044
Tomkins PLC	19,429	258,989
Topps Tiles PLC (I)	15,591	11,445
Travis Perkins PLC (I)	12,148	132,161
Tribal Group PLC	7,453	6,621
Trinity Mirror PLC (I)	6,673	6,379
TT electronics PLC (I)	14,769	21,071
Tullett Prebon PLC	20,558	96,487
UK Coal PLC (I)	28,144	16,942
UK Mail Group PLC	2,825	14,241
Ultra Electronics Holdings PLC (I)	5,588	127,433
Umeco PLC	10,112	60,564
Uniq PLC (I)	9,690	1,758
United Business Media, Ltd.	12,014	88,686
UTV Media PLC	14,284	25,173
Vectura Group PLC (I)	29,652	19,848
Victrex PLC	6,726	109,281
Vitec Group PLC	1,250	7,972
VP PLC	637	1,723
VT Group PLC	33,412	384,896
W.S. Atkins PLC (I)	9,549	96,424
Wellstream Holdings PLC	6,656	49,142
WH Smith PLC	12,472	75,944
William Hill PLC	39,825	100,442
Wilmington Group PLC	8,076	16,684
Wolfson Microelectronics PLC (I)	12,200	31,937
WSP Group PLC (I)	7,096	35,763
Xchanging PLC	19,640	57,250
Yell Group PLC (I)	116,656	42,340
Yule Catto & Company PLC (I)	6,992	18,622

		18,763,959
United States - 0.40%
Anatolia Minerals Development, Ltd. (I)	17,500	92,058
Golden Star Resources, Ltd. (I)	27,300	120,530
Jaguar Mining, Inc. (I)	7,500	66,577
Minera Andes, Inc. (I)	25,000	19,257
SXC Health Solutions Corp. (I)	1,600	$117,623

		416,045

TOTAL COMMON STOCKS (Cost $134,410,546)		$102,768,092

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd., 5.50%	14,479	26,813

TOTAL PREFERRED STOCKS (Cost $34,807)		$26,813

RIGHTS - 0.00%
Australia - 0.00%
Citadel Resource Group, Ltd. (Expiration
Date: 07/19/2010, Strike
Price: AUD 0.29) (I)	81,709	0
Port Bouvard, Ltd. (Expiration
Date: 07/09/2010) (I)	24,303	0

		0
Belgium - 0.00%
Elia System Operator SA (Expiration Date:
07/09/2010, Strike Price: EUR 24.80) (I)	3	1
France - 0.00%
Theolia SA (Expiration Date: 07/07/2010,
Strike Price: EUR 1.00) (I)	3,835	685
Hong Kong - 0.00%
Playmates Toys, Ltd. (Expiration
Date: 07/20/2010) (I)	7,950	77
Italy - 0.00%
Kme Group Spa (Expiration
Date: 07/09/2010) (I)	27,631	10
Unipol Gruppo Finanziario SpA (Expiration
Date: 07/09/2010, Strike
Price: EUR 0.45) (I)(L)	61,265	3,259

		3,269

TOTAL RIGHTS (Cost $15,093)		$4,032

WARRANTS - 0.00%
Canada - 0.00%
Tembec, Inc. (Expiration Date: 03/03/2012) (I)	2,462	948
France - 0.00%
Etablissements Maurel et Prom (Expiration
Date: 06/30/2014, Strike
Price: EUR 14.20) (I)(L)	9,679	1,953
Hong Kong - 0.00%
Cheuk Nang Holdings, Ltd. (Expiration Date:
05/20/2011, Strike Price: HKD 1.70) (I)	181	15
Goldin Properties Holdings, Ltd. (Expiration
Date: 08/28/2010, Strike Price:
HKD 6.00) (I)	4,500	0
New Times Energy Corp. Ltd. (Expiration
Date: 06/24/2011, Strike Price:
HKD 0.27) (I)	75,142	569
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike Price:
HKD 1.80) (I)	45,200	505

		1,089

TOTAL WARRANTS (Cost $2,524)		$3,990

142

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 3.72%
Securities Lending Collateral - 3.72%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$382,424	$3,827,685

TOTAL SHORT-TERM INVESTMENTS (Cost $3,827,027)		$3,827,685

Total Investments (International Small Company Trust)
(Cost $138,289,997) - 103.64%		$106,630,612
Other assets and liabilities, net - (3.64%)		(3,743,056)

TOTAL NET ASSETS - 100.00%		$102,887,556

International Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.01%
Australia - 0.61%
Brambles, Ltd.	1,197,883	$5,461,202
Austria - 0.91%
Telekom Austria AG	734,930	8,169,305
Bermuda - 0.60%
PartnerRe, Ltd.	76,990	5,400,079
Brazil - 0.52%
Empresa Brasileira de Aeronautica
SA, ADR (L)	225,375	4,721,606
Canada - 2.30%
Biovail Corp.	643,800	12,403,680
Talisman Energy, Inc.	549,040	8,303,550

		20,707,230
China - 1.39%
China Telecom Corp., Ltd.	14,998,427	7,179,693
Shanghai Electric Group Company, Ltd. (I)	12,091,909	5,332,284

		12,511,977
France - 10.32%
AXA SA	821,501	12,458,788
Cap Gemini SA	161,000	7,034,114
Compagnie Generale des Etablissements
Michelin, Class B	67,810	4,726,843
France Telecom SA	1,165,983	20,120,070
GDF Suez	174,840	4,946,675
Sanofi-Aventis SA	339,883	20,495,924
Total SA	297,576	13,243,466
Vivendi SA	489,323	9,899,413

		92,925,293
Germany - 9.60%
Bayerische Motoren Werke (BMW) AG	250,406	12,111,692
Celesio AG	168,730	3,673,109
Deutsche Post AG	342,861	4,973,572
E.ON AG	326,240	8,782,304
Merck KGAA	171,280	12,478,089
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	111,917	14,011,143
SAP AG	326,400	14,497,965
Siemens AG	166,141	14,867,443
Symrise AG	47,200	975,113

		86,370,430
Hong Kong - 1.51%
China Mobile, Ltd.	414,000	4,112,934
Hutchison Whampoa, Ltd.	1,536,031	$9,463,783

		13,576,717
Israel - 0.53%
Check Point Software Technologies, Ltd. (I)	161,621	4,764,587
Italy - 1.80%
Autogrill SpA (I)	889,400	10,649,112
UniCredit Italiano SpA	2,507,107	5,565,031

		16,214,143
Japan - 7.92%
Mitsubishi UFJ Financial Group	1,271,100	5,762,100
Nintendo Company, Ltd.	63,095	18,379,341
NKSJ Holdings, Inc. (I)	1,450,000	8,598,516
Sony Corp.	359,404	9,566,679
Takeda Pharmaceutical Company, Ltd.	110,100	4,711,955
Toyota Motor Corp.	314,130	10,802,732
USS Company, Ltd.	188,150	13,429,867

		71,251,190
Netherlands - 5.47%
ING Groep NV (I)	2,971,240	22,059,913
Koninklijke Philips Electronics NV	440,595	13,132,975
Randstad Holdings NV (I)	140,900	5,545,978
Reed Elsevier NV	772,650	8,523,610

		49,262,476
Norway - 4.84%
Aker Solutions ASA	712,550	8,161,797
Statoil ASA	901,710	17,391,189
Telenor ASA	1,436,155	18,036,018

		43,589,004
Russia - 0.73%
Gazprom OAO, SADR	348,300	6,551,519
Singapore - 3.34%
Flextronics International, Ltd. (I)(L)	1,997,890	11,188,184
Singapore Telecommunications, Ltd.	7,320,000	15,811,571
Singapore Telecommunications, Ltd.	1,416,000	3,027,394

		30,027,149
South Korea - 4.22%
KB Financial Group, Inc., ADR (L)	366,193	13,875,053
Samsung Electronics Company, Ltd.	38,382	24,099,589

		37,974,642
Spain - 2.43%
Iberdrola SA	1,183,754	6,638,162
Telefonica SA	825,806	15,249,744

		21,887,906
Sweden - 2.12%
Ericsson (LM), Series B	1,404,054	15,632,450
Niscayah Group AB	2,531,581	3,477,376

		19,109,826
Switzerland - 7.34%
Adecco SA	229,530	10,829,843
Lonza Group AG	41,890	2,788,578
Nestle SA	387,763	18,709,554
Novartis AG	201,780	9,789,648
Roche Holdings AG	68,012	9,339,653
Swiss Reinsurance Company, Ltd.	240,941	9,911,394
UBS AG (I)	357,616	4,740,401

		66,109,071

143

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan - 4.52%
Compal Electronics, Inc.	8,732,051	$10,410,572
Compal Electronics, Inc., GDR	2,082	12,522
Lite-On Technology Corp.	8,989,948	9,833,769
Mega Financial Holding Company, Ltd.	157,000	83,880
Taiwan Semiconductor
Manufacturing Company, Ltd.	10,862,581	20,311,949
Taiwan Semiconductor Manufacturing
Company, Ltd. SADR	7,206	70,331

		40,723,023
United Kingdom - 21.10%
Aviva PLC	2,612,180	12,141,086
BAE Systems PLC	1,631,501	7,579,454
BP PLC	2,161,715	10,382,116
British Sky Broadcasting Group PLC	1,460,643	15,234,708
G4S PLC	2,626,800	10,408,494
GlaxoSmithKline PLC (I)	816,714	13,841,000
Hays PLC	7,322,723	9,935,209
HSBC Holdings PLC	443,427	4,045,400
Kingfisher PLC	4,603,030	14,284,902
Marks & Spencer Group PLC	911,660	4,493,146
Old Mutual PLC	2,664,980	4,076,494
Pearson PLC (I)	860,021	11,254,307
Premier Foods PLC (I)	6,627,502	1,884,806
Rentokil Initial PLC (I)	3,740,598	5,938,953
Rexam PLC	1,436,010	6,443,993
Royal Dutch Shell PLC	34,486	875,052
Royal Dutch Shell PLC, B Shares	575,946	13,944,420
Sage Group PLC	1,531,020	5,238,994
Tesco PLC (I)	999,400	5,627,099
Vodafone Group PLC	15,591,388	32,308,793

		189,938,426
United States - 1.89%
ACE, Ltd.	329,582	16,966,881

TOTAL COMMON STOCKS (Cost $1,044,776,210)		$864,213,682

RIGHTS - 0.03%
Spain - 0.03%
Iberdrola SA (Expiration Date: 07/05/2010,
Strike Price: EUR 0.19) (I)	1,183,754	276,483

TOTAL RIGHTS (Cost $277,579)		$276,483

SHORT-TERM INVESTMENTS - 5.31%
Short-Term Securities - 3.45%
Bank of Montreal, Time Deposit,
0.050%, 07/02/2010	$31,100,000	31,100,000
Securities Lending Collateral - 1.86%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	1,672,116	16,736,214

TOTAL SHORT-TERM INVESTMENTS (Cost $47,834,838)		$47,836,214

Total Investments (International Value Trust)
(Cost $1,092,888,627) - 101.35%		$912,326,379
Other assets and liabilities, net - (1.35%)		(12,190,019)

TOTAL NET ASSETS - 100.00%		$900,136,360

Large Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.58%
Consumer Discretionary - 13.98%
Auto Components - 1.07%
BorgWarner, Inc. (I)(L)	44,162	$1,649,009
Diversified Consumer Services - 1.61%
Apollo Group, Inc., Class A (I)(L)	32,600	1,384,522
H&R Block, Inc.	69,600	1,092,024

		2,476,546
Hotels, Restaurants & Leisure - 1.38%
Carnival Corp.	70,201	2,122,878
Household Durables - 1.80%
Fortune Brands, Inc.	70,400	2,758,272
Media - 5.98%
Comcast Corp., Class A	224,200	3,894,354
The Interpublic Group of Companies, Inc. (I)	223,100	1,590,703
Time Warner, Inc.	64,300	1,858,913
Viacom, Inc., Class B	58,600	1,838,282

		9,182,252
Specialty Retail - 2.14%
GameStop Corp., Class A (I)(L)	67,200	1,262,688
Lowe’s Companies, Inc.	99,200	2,025,664

		3,288,352

		21,477,309
Consumer Staples - 6.76%
Beverages - 2.17%
PepsiCo, Inc.	54,600	3,327,870
Food & Staples Retailing - 1.04%
The Kroger Company	81,000	1,594,890
Household Products - 2.05%
The Procter & Gamble Company	52,500	3,148,950
Personal Products - 1.50%
Avon Products, Inc.	87,300	2,313,450

		10,385,160
Energy - 11.25%
Energy Equipment & Services - 2.72%
Baker Hughes, Inc.	55,900	2,323,763
Noble Corp. (I)	59,800	1,848,418

		4,172,181
Oil, Gas & Consumable Fuels - 8.53%
Anadarko Petroleum Corp.	19,300	696,537
EOG Resources, Inc.	6,800	668,916
Exxon Mobil Corp.	84,400	4,816,708
Hess Corp.	34,100	1,716,594
Marathon Oil Corp.	59,300	1,843,637
Peabody Energy Corp.	31,100	1,216,943
Ultra Petroleum Corp. (I)	48,500	2,146,125

		13,105,460

		17,277,641
Financials - 13.48%
Capital Markets - 1.93%
The Bank of New York Mellon Corp.	72,576	1,791,901
The Goldman Sachs Group, Inc.	8,900	1,168,303

		2,960,204
Commercial Banks - 2.48%
Wells Fargo & Company	148,922	3,812,403
Diversified Financial Services - 4.72%
Bank of America Corp.	219,000	3,147,030

144

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company	112,000	$4,100,320

		7,247,350
Insurance - 4.35%
ACE, Ltd.	27,500	1,415,700
Aflac, Inc.	47,400	2,022,558
MetLife, Inc.	45,100	1,702,976
Principal Financial Group, Inc.	65,900	1,544,696

		6,685,930

		20,705,887
Health Care - 14.15%
Biotechnology - 2.41%
Amgen, Inc. (I)	33,900	1,783,140
Genzyme Corp. (I)(L)	37,798	1,919,004

		3,702,144
Health Care Equipment & Supplies - 4.34%
Baxter International, Inc.	34,700	1,410,208
Boston Scientific Corp. (I)	124,700	723,260
Covidien PLC	66,000	2,651,880
Medtronic, Inc.	51,866	1,881,180

		6,666,528
Health Care Providers & Services - 1.81%
UnitedHealth Group, Inc.	61,100	1,735,240
WellPoint, Inc. (I)	21,500	1,051,995

		2,787,235
Pharmaceuticals - 5.59%
Allergan, Inc.	42,374	2,468,709
Johnson & Johnson	61,400	3,626,284
Merck & Company, Inc.	71,200	2,489,864

		8,584,857

		21,740,764
Industrials - 10.87%
Aerospace & Defense - 2.99%
General Dynamics Corp.	52,200	3,056,832
Raytheon Company	31,700	1,533,963

		4,590,795
Air Freight & Logistics - 1.60%
FedEx Corp.	35,117	2,462,053
Airlines - 0.93%
Southwest Airlines Company	128,800	1,430,968
Machinery - 4.44%
Illinois Tool Works, Inc.	66,152	2,730,755
PACCAR, Inc. (L)	62,350	2,485,896
Pall Corp.	46,500	1,598,205

		6,814,856
Road & Rail - 0.91%
Ryder Systems, Inc.	34,800	1,400,004

		16,698,676
Information Technology - 18.01%
Communications Equipment - 1.32%
QUALCOMM, Inc.	61,900	2,032,796
Computers & Peripherals - 5.71%
Apple, Inc. (I)	18,700	4,703,611
Hewlett-Packard Company	69,000	2,986,320
Seagate Technology (I)	83,000	1,082,320

		8,772,251
IT Services - 0.47%
Visa, Inc., Class A	10,200	$721,650
Semiconductors & Semiconductor Equipment - 3.63%
Applied Materials, Inc.	82,700	994,054
Broadcom Corp., Class A	47,100	1,552,887
Intersil Corp., Class A (L)	54,600	661,206
Marvell Technology Group, Ltd. (I)	77,300	1,218,248
National Semiconductor Corp.	85,900	1,156,214

		5,582,609
Software - 6.88%
Autodesk, Inc. (I)	79,000	1,924,440
Intuit, Inc. (I)	74,500	2,590,365
Microsoft Corp.	193,000	4,440,930
VMware, Inc., Class A (I)(L)	25,700	1,608,563

		10,564,298

		27,673,604
Materials - 3.20%
Chemicals - 2.14%
Monsanto Company	32,400	1,497,528
The Dow Chemical Company	75,300	1,786,116

		3,283,644
Containers & Packaging - 1.06%
Ball Corp.	30,800	1,627,164

		4,910,808
Telecommunication Services - 2.11%
Diversified Telecommunication Services - 2.11%
AT&T, Inc.	134,100	3,243,879
Utilities - 4.77%
Electric Utilities - 4.77%
American Electric Power Company, Inc.	88,057	2,844,241
Exelon Corp.	73,887	2,805,489
FirstEnergy Corp. (I)(L)	47,400	1,669,902

		7,319,632

		7,319,632

TOTAL COMMON STOCKS (Cost $158,397,511)		$151,433,360

SHORT-TERM INVESTMENTS - 7.27%
Repurchase Agreement - 1.46%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $2,253,001 on 07/01/2010,
collateralized by $2,285,000 Federal
National Mortgage Association, 1.250% due
01/06/2012 (valued at $2,299,281,
including interest).	$2,253,000	2,253,000
Securities Lending Collateral - 5.81%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	891,440	8,922,425

TOTAL SHORT-TERM INVESTMENTS (Cost $11,174,367)		$11,175,425

Total Investments (Large Cap Trust)
(Cost $169,571,878) - 105.85%		$162,608,785
Other assets and liabilities, net - (5.85%)		(8,989,866)

TOTAL NET ASSETS - 100.00%		$153,618,919

145

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.73%
Consumer Discretionary - 9.36%
Auto Components - 1.22%
Autoliv, Inc. (L)	76,000	$3,636,600
TRW Automotive Holdings Corp. (I)	19,000	523,830

		4,160,430
Automobiles - 0.40%
Harley-Davidson, Inc. (L)	61,000	1,356,030
Household Durables - 0.16%
Whirlpool Corp. (L)	6,000	526,920
Internet & Catalog Retail - 1.03%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	332,000	3,486,000
Media - 2.53%
CBS Corp., Class B	168,000	2,172,240
Gannett Company, Inc. (L)	256,000	3,445,760
News Corp., Class A	249,000	2,978,040

		8,596,040
Multiline Retail - 1.53%
Big Lots, Inc. (I)	13,000	417,170
Macy’s, Inc.	209,000	3,741,100
Sears Holdings Corp. (I)(L)	16,000	1,034,400

		5,192,670
Specialty Retail - 2.49%
Foot Locker, Inc.	46,000	580,520
Limited Brands, Inc.	164,000	3,619,480
Signet Jewelers, Ltd. (I)	62,000	1,705,000
Williams-Sonoma, Inc.	103,000	2,556,460

		8,461,460

		31,779,550
Consumer Staples - 3.89%
Food Products - 2.28%
ConAgra Foods, Inc.	175,000	4,081,000
Sara Lee Corp.	259,000	3,651,900

		7,732,900
Household Products - 0.95%
The Procter & Gamble Company	54,000	3,238,920
Tobacco - 0.66%
Lorillard, Inc.	31,000	2,231,380

		13,203,200
Energy - 13.64%
Energy Equipment & Services - 2.60%
Exterran Holdings, Inc. (I)	109,000	2,813,290
Oil States International, Inc. (I)	89,000	3,522,620
SEACOR Holdings, Inc. (I)	32,000	2,261,120
Unit Corp. (I)	6,000	243,540

		8,840,570
Oil, Gas & Consumable Fuels - 11.04%
Chevron Corp.	173,000	11,739,780
Cimarex Energy Company	49,000	3,507,420
ConocoPhillips	84,000	4,123,560
Marathon Oil Corp.	143,000	4,445,870
SM Energy Company	46,000	1,847,360
Southern Union Company	159,000	3,475,740
Teekay Corp.	39,000	1,020,630
The Williams Companies, Inc.	203,000	3,710,840
Whiting Petroleum Corp. (I)	46,000	3,607,320

		37,478,520

		46,319,090
Financials - 18.79%
Capital Markets - 0.12%
Investment Technology Group, Inc. (I)	25,000	$401,500
Commercial Banks - 0.42%
Fulton Financial Corp.	25,000	241,250
Wells Fargo & Company	46,000	1,177,600

		1,418,850
Consumer Finance - 2.30%
AmeriCredit Corp. (I)(L)	191,000	3,480,020
Capital One Financial Corp.	108,000	4,352,400

		7,832,420
Diversified Financial Services - 8.11%
Bank of America Corp.	858,000	12,329,460
Citigroup, Inc. (I)	2,085,000	7,839,600
CME Group, Inc.	16,000	4,504,800
JPMorgan Chase & Company	78,000	2,855,580

		27,529,440
Insurance - 7.84%
ACE, Ltd.	44,000	2,265,120
American Financial Group, Inc.	138,000	3,770,160
Aspen Insurance Holdings, Ltd.	11,000	272,140
Assurant, Inc.	116,000	4,025,200
Axis Capital Holdings, Ltd.	22,000	653,840
Berkshire Hathaway, Inc., Class B (I)	24,000	1,912,560
Endurance Specialty Holdings, Ltd.	48,000	1,801,440
Lincoln National Corp.	43,000	1,044,470
Old Republic International Corp.	32,000	388,160
Protective Life Corp.	33,000	705,870
Prudential Financial, Inc.	80,000	4,292,800
RenaissanceRe Holdings, Ltd.	39,000	2,194,530
Unitrin, Inc.	19,000	486,400
Unum Group	130,000	2,821,000

		26,633,690

		63,815,900
Health Care - 14.19%
Health Care Equipment & Supplies - 0.15%
CareFusion Corp. (I)	22,000	499,400
Health Care Providers & Services - 11.76%
Aetna, Inc.	152,000	4,009,760
AmerisourceBergen Corp.	118,000	3,746,500
Cardinal Health, Inc.	121,000	4,066,810
Community Health Systems, Inc. (I)(L)	95,000	3,211,950
Coventry Health Care, Inc. (I)	192,000	3,394,560
Health Net, Inc. (I)(L)	145,000	3,533,650
Humana, Inc. (I)	83,000	3,790,610
McKesson Corp.	61,000	4,096,760
UnitedHealth Group, Inc.	211,000	5,992,400
WellPoint, Inc. (I)	84,000	4,110,120

		39,953,120
Pharmaceuticals - 2.28%
Eli Lilly & Company (L)	137,000	4,589,500
Endo Pharmaceuticals Holdings, Inc. (I)	49,000	1,069,180
Johnson & Johnson	29,000	1,712,740
Pfizer, Inc.	25,000	356,500

		7,727,920

		48,180,440
Industrials - 13.14%
Aerospace & Defense - 2.43%
L-3 Communications Holdings, Inc.	54,000	3,825,360

146

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	81,000	$4,409,640

		8,235,000
Building Products - 0.93%
Owens Corning, Inc. (I)	106,000	3,170,460
Commercial Services & Supplies - 0.68%
R.R. Donnelley & Sons Company	142,000	2,324,540
Electrical Equipment - 0.62%
Thomas & Betts Corp. (I)	61,000	2,116,700
Industrial Conglomerates - 1.54%
Carlisle Companies, Inc.	45,000	1,625,850
General Electric Company	249,000	3,590,580

		5,216,430
Machinery - 5.99%
Crane Company	12,000	362,520
Eaton Corp.	37,000	2,421,280
Oshkosh Corp. (I)	57,000	1,776,120
Parker Hannifin Corp.	70,000	3,882,200
SPX Corp.	40,000	2,112,400
The Manitowoc Company, Inc. (L)	365,000	3,336,100
Timken Company	125,000	3,248,750
Trinity Industries, Inc. (L)	181,000	3,207,320

		20,346,690
Road & Rail - 0.95%
Ryder Systems, Inc.	80,000	3,218,400

		44,628,220
Information Technology - 4.87%
Computers & Peripherals - 2.86%
Lexmark International, Inc., Class A (I)(L)	101,000	3,336,030
Seagate Technology (I)	244,000	3,181,760
Western Digital Corp. (I)(L)	106,000	3,196,960

		9,714,750
Electronic Equipment, Instruments & Components - 0.34%
Tech Data Corp. (I)	32,000	1,139,840
Semiconductors & Semiconductor Equipment - 1.67%
Intel Corp.	292,000	5,679,400

		16,533,990
Materials - 11.71%
Chemicals - 7.10%
Ashland, Inc.	73,000	3,388,660
Cabot Corp.	83,000	2,001,130
Cytec Industries, Inc.	84,000	3,359,160
Eastman Chemical Company	51,000	2,721,360
Huntsman Corp.	420,000	3,641,400
Lubrizol Corp.	43,000	3,453,330
PPG Industries, Inc.	67,000	4,047,470
RPM International, Inc.	85,000	1,516,400

		24,128,910
Containers & Packaging - 1.14%
Sealed Air Corp.	196,000	3,865,120
Metals & Mining - 1.39%
Freeport-McMoRan Copper & Gold, Inc.	54,000	3,193,020
Titanium Metals Corp. (I)(L)	87,000	1,530,330

		4,723,350
Paper & Forest Products - 2.08%
International Paper Company	152,000	3,439,760
MeadWestvaco Corp.	163,000	$3,618,600

		7,058,360

		39,775,740
Telecommunication Services - 2.25%
Diversified Telecommunication Services - 1.58%
AT&T, Inc.	109,000	2,636,710
Qwest Communications International, Inc.	524,000	2,751,000

		5,387,710
Wireless Telecommunication Services - 0.67%
MetroPCS Communications, Inc. (I)	59,000	483,210
NII Holdings, Inc. (I)	14,000	455,280
Telephone & Data Systems, Inc.	44,000	1,337,160

		2,275,650

		7,663,360
Utilities - 7.89%
Electric Utilities - 1.23%
Edison International	132,000	4,187,040
Gas Utilities - 0.12%
Oneok, Inc.	9,000	389,250
Independent Power Producers & Energy Traders - 3.16%
Constellation Energy Group, Inc.	109,000	3,515,250
Mirant Corp. (I)	321,000	3,389,760
NRG Energy, Inc. (I)	181,000	3,839,010

		10,744,020
Multi-Utilities - 3.38%
CMS Energy Corp. (L)	50,000	732,500
DTE Energy Company	88,000	4,013,680
Integrys Energy Group, Inc. (L)	82,000	3,586,680
NiSource, Inc.	216,000	3,132,000

		11,464,860

		26,785,170

TOTAL COMMON STOCKS (Cost $358,156,010)		$338,684,660

SHORT-TERM INVESTMENTS - 7.08%
Repurchase Agreement - 0.27%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $927,000 on 07/01/2010,
collateralized by $950,000 Federal Home
Loan Mortgage Corp., 0.000% due
08/03/2010 (valued at $949,050).	$927,000	927,000
Securities Lending Collateral - 6.81%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	2,308,879	23,109,570

TOTAL SHORT-TERM INVESTMENTS (Cost $24,033,446)		$24,036,570

Total Investments (Large Cap Value Trust)
(Cost $382,189,456) - 106.81%		$362,721,230
Other assets and liabilities, net - (6.81%)		(23,126,174)

TOTAL NET ASSETS - 100.00%		$339,595,056

147

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.56%
Consumer Discretionary - 22.34%
Auto Components - 0.94%
Gentex Corp.	366,000	$6,580,680
Distributors - 1.05%
LKQ Corp. (I)	378,500	7,297,480
Diversified Consumer Services - 1.65%
Sotheby’s (L)	132,700	3,034,849
Strayer Education, Inc. (L)	40,590	8,438,255

		11,473,104
Hotels, Restaurants & Leisure - 1.51%
MGM Resorts International (I)(L)	412,440	3,975,922
The Cheesecake Factory, Inc. (I)(L)	294,420	6,553,789

		10,529,711
Household Durables - 3.58%
D.R. Horton, Inc. (L)	100,690	989,783
Jarden Corp.	321,144	8,629,139
MRV Engenharia e Participacoes SA	954,100	6,718,344
Tempur-Pedic International, Inc. (I)(L)	280,150	8,614,613

		24,951,879
Leisure Equipment & Products - 0.93%
Brunswick Corp. (L)	518,700	6,447,441
Media - 1.98%
DreamWorks Animation SKG, Inc. (I)(L)	226,861	6,476,882
Focus Media Holding, Ltd., ADR (I)(L)	469,400	7,289,782

		13,766,664
Multiline Retail - 1.42%
Family Dollar Stores, Inc.	263,240	9,921,516
Specialty Retail - 6.80%
Advance Auto Parts, Inc.	143,980	7,224,916
Dick’s Sporting Goods, Inc. (I)(L)	263,900	6,568,471
Penske Auto Group, Inc. (I)(L)	358,504	4,072,605
Ross Stores, Inc.	169,600	9,037,984
Urban Outfitters, Inc. (I)(L)	311,100	10,698,729
Williams-Sonoma, Inc. (L)	392,500	9,741,850

		47,344,555
Textiles, Apparel & Luxury Goods - 2.48%
Coach, Inc.	196,400	7,178,420
Hanesbrands, Inc. (I)	421,100	10,131,666

		17,310,086

		155,623,116
Consumer Staples - 1.92%
Food Products - 1.92%
Green Mountain Coffee Roasters, Inc. (I)(L)	521,430	13,400,751
Energy - 3.37%
Energy Equipment & Services - 0.99%
Baker Hughes, Inc.	166,000	6,900,620
Oil, Gas & Consumable Fuels - 2.38%
CONSOL Energy, Inc.	169,500	5,722,320
Frontline, Ltd. (L)	231,788	6,615,230
Karoon Gas Australia, Ltd. (I)	279,300	1,387,571
Peabody Energy Corp.	72,700	2,844,751

		16,569,872

		23,470,492
Financials - 4.21%
Capital Markets - 2.84%
Ameriprise Financial, Inc.	258,120	9,325,876
Invesco, Ltd.	307,900	5,181,957
Waddell & Reed Financial, Inc., Class A	241,500	$5,284,020

		19,791,853
Diversified Financial Services - 0.20%
Great American Group, Inc. (I)	939,600	1,414,098
Insurance - 1.17%
Genworth Financial, Inc., Class A (I)	549,700	7,184,579
Phoenix Group Holdings (L)	97,321	929,550

		8,114,129

		29,320,080
Health Care - 13.17%
Biotechnology - 1.12%
Alkermes, Inc. (I)	188,999	2,353,038
Amylin Pharmaceuticals, Inc. (I)(L)	156,633	2,944,700
Regeneron Pharmaceuticals, Inc. (I)(L)	112,100	2,502,072

		7,799,810
Health Care Equipment & Supplies - 1.82%
Edwards Lifesciences Corp. (I)	137,900	7,725,158
Hologic, Inc. (I)(L)	357,600	4,981,368

		12,706,526
Health Care Providers & Services - 2.37%
Accretive Health, Inc. (I)(L)	163,900	2,168,397
Coventry Health Care, Inc. (I)	286,000	5,056,480
Lincare Holdings, Inc. (L)	285,750	9,289,733

		16,514,610
Health Care Technology - 2.18%
SXC Health Solutions Corp. (I)	207,245	15,180,696
Life Sciences Tools & Services - 1.62%
Pharmaceutical Product Development, Inc.	443,700	11,274,417
Pharmaceuticals - 4.06%
Auxilium Pharmaceuticals, Inc. (I)(L)	252,600	5,936,100
Mylan, Inc. (I)(L)	343,500	5,853,240
Shionogi & Company, Ltd.	347,700	7,193,363
Watson Pharmaceuticals, Inc. (I)	229,700	9,318,929

		28,301,632

		91,777,691
Industrials - 19.17%
Aerospace & Defense - 3.69%
BE Aerospace, Inc. (I)	343,300	8,730,119
Rockwell Collins, Inc.	116,200	6,173,706
Safran SA	389,263	10,794,862

		25,698,687
Air Freight & Logistics - 1.02%
Expeditors International of Washington, Inc.	206,400	7,122,864
Airlines - 1.68%
JetBlue Airways Corp. (I)(L)	1,097,600	6,025,824
US Airways Group, Inc. (I)(L)	659,400	5,677,434

		11,703,258
Building Products - 0.84%
Lennox International, Inc. (L)	141,300	5,873,841
Commercial Services & Supplies - 1.35%
Corrections Corp. of America (I)(L)	491,000	9,368,280
Construction & Engineering - 1.84%
Aecom Technology Corp. (I)	290,600	6,701,236
Jacobs Engineering Group, Inc. (I)	168,700	6,147,428

		12,848,664

148

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.74%
Regal-Beloit Corp.	91,925	$5,127,577
Machinery - 3.54%
Ingersoll-Rand PLC (L)	395,200	13,630,448
Navistar International Corp. (I)	224,200	11,030,640

		24,661,088
Professional Services - 0.67%
Manpower, Inc.	107,800	4,654,804
Road & Rail - 3.80%
Hertz Global Holdings, Inc. (I)(L)	378,800	3,583,448
J.B. Hunt Transport Services, Inc.	197,500	6,452,325
Kansas City Southern (I)(L)	203,400	7,393,590
Localiza Rent A Car SA	779,700	9,049,704

		26,479,067

		133,538,130
Information Technology - 32.33%
Communications Equipment - 4.80%
Aruba Networks, Inc. (I)(L)	491,900	7,004,656
Finisar Corp. (I)(L)	370,300	5,517,470
Polycom, Inc. (I)	380,800	11,344,032
Riverbed Technology, Inc. (I)	348,400	9,622,808

		33,488,966
Computers & Peripherals - 3.34%
Lexmark International, Inc., Class A (I)(L)	153,100	5,056,893
NetApp, Inc. (I)	218,900	8,167,159
SanDisk Corp. (I)	238,600	10,037,902

		23,261,954
Electronic Equipment, Instruments & Components - 3.12%
Jabil Circuit, Inc.	540,300	7,185,990
Sanmina-SCI Corp. (I)	587,720	7,998,869
Trimble Navigation, Ltd. (I)(L)	233,240	6,530,720

		21,715,579
Internet Software & Services - 4.07%
Equinix, Inc. (I)(L)	86,300	7,009,286
GSI Commerce, Inc. (I)	394,100	11,350,080
VistaPrint NV (I)(L)	210,500	9,996,645

		28,356,011
IT Services - 1.84%
Cognizant Technology Solutions
Corp., Class A (I)	142,230	7,120,034
Genpact, Ltd. (I)(L)	367,200	5,702,616

		12,822,650
Semiconductors & Semiconductor Equipment - 9.11%
Atheros Communications, Inc. (I)(L)	258,630	7,122,670
Broadcom Corp., Class A	284,200	9,370,074
Cypress Semiconductor Corp. (I)(L)	608,700	6,111,348
Marvell Technology Group, Ltd. (I)	368,000	5,799,680
Maxim Integrated Products, Inc. (L)	423,300	7,081,809
NVIDIA Corp. (I)(L)	581,851	5,940,699
Power Integrations, Inc.	164,900	5,308,956
RF Micro Devices, Inc. (I)(L)	1,261,400	4,932,074
Skyworks Solutions, Inc. (I)(L)	702,600	11,796,654

		63,463,964
Software - 6.05%
Adobe Systems, Inc. (I)	338,070	8,935,190
BMC Software, Inc. (I)	159,400	5,520,022
Citrix Systems, Inc. (I)(L)	169,700	7,166,431
Concur Technologies, Inc. (I)(L)	253,200	10,806,573
Rovi Corp. (I)(L)	255,900	$9,701,169

		42,129,385

		225,238,509
Materials - 2.02%
Chemicals - 0.63%
CF Industries Holdings, Inc.	69,600	4,416,120
Construction Materials - 0.92%
Eagle Materials, Inc.	247,000	6,404,710
Metals & Mining - 0.47%
Steel Dynamics, Inc.	246,100	3,246,059

		14,066,889
Telecommunication Services - 1.03%
Wireless Telecommunication Services - 1.03%
MetroPCS Communications, Inc. (I)	874,800	7,164,612

TOTAL COMMON STOCKS (Cost $663,130,198)		$693,600,270

SHORT-TERM INVESTMENTS - 31.46%
Repurchase Agreement - 0.56%
Bank of New York Tri-Party Repurchase
Agreement dated 06/30/2010 at 0.050% to
be repurchased at $3,900,005 on
07/01/2010, collateralized by
$3,900,001 Government National Mortgage
Association, 5.500% due 06/15/2036 (valued
at $3,978,001)	$3,900,000	3,900,000
Securities Lending Collateral - 30.90%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	21,505,310	215,246,652

TOTAL SHORT-TERM INVESTMENTS (Cost $219,132,169)		$219,146,652

Total Investments (Mid Cap Stock Trust)
(Cost $882,262,367) - 131.02%		$912,746,922
Other assets and liabilities, net - (31.02%)		(216,126,135)

TOTAL NET ASSETS - 100.00%		$696,620,787

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.71%
Consumer Discretionary - 9.35%
Auto Components - 0.87%
The Goodyear Tire & Rubber Company (I)	107,274	$1,066,304
Automobiles - 0.16%
Ford Motor Company (I)(L)	19,761	199,191
Hotels, Restaurants & Leisure - 1.14%
Penn National Gaming, Inc. (I)	46,453	1,073,064
Royal Caribbean Cruises, Ltd. (I)(L)	14,689	334,469

		1,407,533
Household Durables - 1.27%
D.R. Horton, Inc. (L)	23,696	232,932
KB Home (L)	12,211	134,321
Mohawk Industries, Inc. (I)	12,542	573,922
Pulte Group, Inc. (I)	27,807	230,242

149

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Stanley Black & Decker, Inc.	7,817	$394,915

		1,566,332
Leisure Equipment & Products - 1.23%
Hasbro, Inc.	36,873	1,515,480
Media - 1.60%
National CineMedia, Inc.	63,520	1,058,243
Regal Entertainment Group (L)	70,251	916,073

		1,974,316
Multiline Retail - 1.25%
Macy’s, Inc.	85,762	1,535,140
Specialty Retail - 0.85%
Abercrombie & Fitch Company, Class A (L)	23,854	732,079
Bed Bath & Beyond, Inc. (I)	8,471	314,105

		1,046,184
Textiles, Apparel & Luxury Goods - 0.98%
VF Corp.	16,905	1,203,298

		11,513,778
Consumer Staples - 3.06%
Tobacco - 3.06%
Lorillard, Inc.	52,383	3,770,528
Energy - 10.93%
Energy Equipment & Services - 3.60%
Cameron International Corp. (I)	18,480	600,970
Helix Energy Solutions Group, Inc. (I)	53,667	577,994
Nabors Industries, Ltd. (I)	33,550	591,151
Noble Corp. (I)	22,068	682,122
Oceaneering International, Inc. (I)	10,002	449,090
Smith International, Inc.	40,735	1,533,673

		4,435,000
Oil, Gas & Consumable Fuels - 7.33%
Alpha Natural Resources, Inc. (I)	31,103	1,053,459
El Paso Corp.	73,353	814,952
Enbridge, Inc.	59,266	2,761,796
Newfield Exploration Company (I)	20,625	1,007,738
Pioneer Natural Resources Company (L)	19,985	1,188,108
Southwestern Energy Company (I)	20,186	779,987
Sunoco, Inc.	9,714	337,756
Ultra Petroleum Corp. (I)	15,634	691,805
Valero Energy Corp.	21,922	394,158

		9,029,759

		13,464,759
Financials - 15.73%
Capital Markets - 1.15%
Artio Global Investors, Inc.	13,990	220,203
Invesco, Ltd.	71,404	1,201,729

		1,421,932
Commercial Banks - 1.64%
CIT Group, Inc. (I)	25,534	864,581
Fifth Third Bancorp	37,033	455,136
Marshall & Ilsley Corp.	16,538	118,743
Regions Financial Corp.	8,743	57,529
SunTrust Banks, Inc.	20,054	467,258
Zions Bancorporation	2,768	59,706

		2,022,953
Diversified Financial Services - 0.36%
PICO Holdings, Inc. (I)	14,644	438,881
Insurance - 8.29%
Aon Corp.	12,696	$471,276
Assurant, Inc.	35,287	1,224,459
Axis Capital Holdings, Ltd.	32,869	976,867
Everest Re Group, Ltd.	18,672	1,320,484
Lincoln National Corp.	43,149	1,048,089
PartnerRe, Ltd.	18,119	1,270,867
Transatlantic Holdings, Inc.	12,592	603,912
XL Group PLC	205,875	3,296,059

		10,212,013
Real Estate Investment Trusts - 3.85%
AvalonBay Communities, Inc. (L)	6,796	634,543
Boston Properties, Inc.	6,856	489,107
Equity Residential	25,644	1,067,816
Pebblebrook Hotel Trust (I)	14,401	271,459
ProLogis	55,430	561,506
Rayonier, Inc. (L)	18,277	804,554
Ventas, Inc. (L)	19,524	916,652

		4,745,637
Real Estate Management & Development - 0.44%
The St. Joe Company (I)(L)	23,177	536,779

		19,378,195
Health Care - 9.38%
Health Care Equipment & Supplies - 1.75%
Boston Scientific Corp. (I)	107,956	626,145
Hospira, Inc. (I)	26,493	1,522,023

		2,148,168
Health Care Providers & Services - 1.61%
CIGNA Corp.	38,128	1,184,256
Universal Health Services, Inc., Class B	20,858	795,733

		1,979,989
Life Sciences Tools & Services - 1.05%
Life Technologies Corp. (I)(L)	27,473	1,298,099
Pharmaceuticals - 4.97%
Forest Laboratories, Inc. (I)	81,447	2,234,091
Mylan, Inc. (I)(L)	173,748	2,960,666
Watson Pharmaceuticals, Inc. (I)	22,930	930,270

		6,125,027

		11,551,283
Industrials - 20.25%
Aerospace & Defense - 1.22%
Goodrich Corp.	22,735	1,506,194
Airlines - 1.13%
AMR Corp. (I)(L)	15,956	108,182
Continental Airlines, Inc., Class B (I)	16,477	362,494
Delta Air Lines, Inc. (I)(L)	38,237	449,285
UAL Corp. (I)	11,102	228,257
US Airways Group, Inc. (I)(L)	28,668	246,831

		1,395,049
Building Products - 0.86%
A.O. Smith Corp.	21,839	1,052,421
Commercial Services & Supplies - 0.87%
Ritchie Brothers Auctioneers, Inc. (L)	58,974	1,074,506
Construction & Engineering - 3.06%
Chicago Bridge & Iron Company NV (I)(L)	47,572	894,829
Fluor Corp.	14,400	612,000
Foster Wheeler AG (I)	32,515	684,766
Insituform Technologies, Inc., Class A (I)	8,053	164,925
Jacobs Engineering Group, Inc. (I)	21,092	768,592

150

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
KBR, Inc.	31,770	$646,202

		3,771,314
Electrical Equipment - 3.18%
Cooper Industries PLC	68,108	2,996,752
Rockwell Automation, Inc.	18,657	915,872

		3,912,624
Industrial Conglomerates - 1.43%
McDermott International, Inc. (I)	81,469	1,764,619
Machinery - 5.05%
AGCO Corp. (I)(L)	34,123	920,297
Eaton Corp.	35,224	2,305,059
Ingersoll-Rand PLC (L)	39,556	1,364,286
Parker Hannifin Corp.	18,088	1,003,160
The Manitowoc Company, Inc. (L)	68,936	630,075

		6,222,877
Road & Rail - 2.86%
Con-way, Inc.	10,539	316,381
CSX Corp.	19,112	948,529
J.B. Hunt Transport Services, Inc.	8,311	271,520
Kansas City Southern (I)(L)	34,040	1,237,354
Knight Transportation, Inc. (L)	7,661	155,059
Landstar System, Inc.	5,807	226,415
Old Dominion Freight Lines, Inc. (I)	5,161	181,358
Werner Enterprises, Inc. (L)	8,454	185,058

		3,521,674
Trading Companies & Distributors - 0.59%
WW Grainger, Inc.	7,330	728,969

		24,950,247
Information Technology - 9.86%
Communications Equipment - 0.79%
Brocade Communications Systems, Inc. (I)	108,351	559,091
Tellabs, Inc.	64,440	411,772

		970,863
Electronic Equipment, Instruments & Components - 2.31%
Agilent Technologies, Inc. (I)	50,079	1,423,746
Avnet, Inc. (I)	38,956	939,229
Celestica, Inc. (I)	60,375	486,623

		2,849,598
IT Services - 0.46%
Computer Sciences Corp.	12,509	566,032
Semiconductors & Semiconductor Equipment - 2.65%
LSI Corp. (I)	543,187	2,498,660
Microchip Technology, Inc. (L)	27,614	766,012

		3,264,672
Software - 3.65%
Adobe Systems, Inc. (I)	35,391	935,384
Autodesk, Inc. (I)	38,468	937,080
BMC Software, Inc. (I)	38,442	1,331,246
Check Point Software Technologies, Ltd. (I)	43,855	1,292,845

		4,496,555

		12,147,720
Materials - 7.83%
Chemicals - 4.77%
Agrium, Inc.	19,568	957,658
Eastman Chemical Company	30,953	1,651,652
Huntsman Corp.	57,337	497,112
Lubrizol Corp.	16,701	1,341,257
PPG Industries, Inc.	23,589	$1,425,011

		5,872,690
Construction Materials - 0.70%
Cemex SAB de CV, SADR (I)(L)	88,802	858,715
Metals & Mining - 2.06%
Cliffs Natural Resources, Inc.	8,795	414,772
Freeport-McMoRan Copper & Gold, Inc.	17,645	1,043,349
Steel Dynamics, Inc.	39,757	524,395
United States Steel Corp. (L)	14,563	561,404

		2,543,920
Paper & Forest Products - 0.30%
Louisiana-Pacific Corp. (I)(L)	55,229	369,482

		9,644,807
Telecommunication Services - 3.65%
Diversified Telecommunication Services - 2.89%
CenturyTel, Inc. (L)	36,462	1,214,549
Qwest Communications International, Inc. (L)	235,269	1,235,162
Windstream Corp. (L)	105,828	1,117,544

		3,567,255
Wireless Telecommunication Services - 0.76%
Sprint Nextel Corp. (I)	219,623	931,202

		4,498,457
Utilities - 5.67%
Electric Utilities - 1.63%
Allegheny Energy, Inc.	33,410	690,919
Pepco Holdings, Inc.	56,881	891,894
Pinnacle West Capital Corp.	11,825	429,957

		2,012,770
Gas Utilities - 1.02%
EQT Corp.	15,037	543,437
Questar Corp.	15,605	709,871

		1,253,308
Multi-Utilities - 3.02%
DTE Energy Company	15,267	696,328
Sempra Energy	42,077	1,968,777
Wisconsin Energy Corp.	20,800	1,055,392

		3,720,497

		6,986,575

TOTAL COMMON STOCKS (Cost $99,523,906)		$117,906,349

CONVERTIBLE BONDS - 0.36%
Consumer, Cyclical - 0.36%
Ford Motor Company
4.250%, 11/15/2016	351,000	437,434

TOTAL CONVERTIBLE BONDS (Cost $351,000)		$437,434

CORPORATE BONDS - 2.22%
Financial - 2.22%
Deutsche Bank AG/London
Zero Coupon 11/02/2010	3,673,000	2,730,876

TOTAL CORPORATE BONDS (Cost $3,673,000)		$2,730,876

SHORT-TERM INVESTMENTS - 18.16%
Short-Term Securities - 1.79%
Federal Home Loan Bank Discount Notes,
zero coupon, 07/01/2010	$2,200,000	2,200,000

151

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities (continued)
Securities Lending Collateral - 16.37%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$2,014,969	$20,167,822

TOTAL SHORT-TERM INVESTMENTS (Cost $22,365,067)		$22,367,822

Total Investments (Mid Cap Value Equity Trust)
(Cost $125,912,973) - 116.45%		$143,442,481
Other assets and liabilities, net - (16.45%)		(20,257,818)

TOTAL NET ASSETS - 100.00%		$123,184,663

Mid Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 90.71%
Consumer Discretionary - 16.13%
Auto Components - 1.28%
BorgWarner, Inc. (I)(L)	190,100	$7,098,334
TRW Automotive Holdings Corp. (I)(L)	64,100	1,767,237

		8,865,571
Diversified Consumer Services - 2.44%
Apollo Group, Inc., Class A (I)	81,300	3,452,811
Career Education Corp. (I)(L)	318,500	7,331,870
Weight Watchers International, Inc.	238,450	6,125,781

		16,910,462
Hotels, Restaurants & Leisure - 0.97%
International Game Technology	426,700	6,699,190
Household Durables - 1.80%
Fortune Brands, Inc.	181,200	7,099,416
Harman International Industries, Inc. (I)	112,300	3,356,647
Pulte Group, Inc. (I)(L)	242,800	2,010,384

		12,466,447
Internet & Catalog Retail - 0.75%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	497,000	5,218,500
Leisure Equipment & Products - 1.56%
Mattel, Inc. (L)	390,400	8,260,864
Sankyo Company, Ltd.	57,000	2,574,436

		10,835,300
Media - 4.32%
Discovery Communications, Inc., Series C (I)	45,350	1,402,676
DISH Network Corp.	158,900	2,884,035
Liberty Media - Starz, Series A
(Tracking Stock) (I)	45,300	2,348,352
Meredith Corp. (L)	279,981	8,715,809
Scholastic Corp. (L)	239,824	5,784,555
Scripps Networks Interactive, Inc., Class A	140,000	5,647,600
The Washington Post Company, Class B	7,700	3,160,696

		29,943,723
Multiline Retail - 0.88%
Dollar General Corp. (I)(L)	221,500	6,102,325
Specialty Retail - 2.13%
Bed Bath & Beyond, Inc. (I)	35,300	1,308,924
CarMax, Inc. (I)(L)	132,400	2,634,760
The Gap, Inc.	421,700	8,206,282
Tiffany & Company (L)	68,700	$2,604,417

		14,754,383

		111,795,901
Consumer Staples - 8.95%
Beverages - 0.44%
Brown Forman Corp. (L)	53,500	3,061,805
Food & Staples Retailing - 2.68%
Sysco Corp.	252,100	7,202,497
The Kroger Company	499,600	9,837,124
Whole Foods Market, Inc. (I)(L)	42,400	1,527,248

		18,566,869
Food Products - 3.83%
Campbell Soup Company	274,700	9,842,501
McCormick & Company, Inc.	132,100	5,014,516
The Hershey Company (L)	191,800	9,192,974
Tootsie Roll Industries, Inc. (L)	105,100	2,485,615

		26,535,606
Personal Products - 2.00%
Alberto-Culver Company	370,200	10,028,718
Estee Lauder Companies, Inc., Class A	68,900	3,839,797

		13,868,515

		62,032,795
Energy - 8.10%
Energy Equipment & Services - 0.79%
Baker Hughes, Inc.	38,259	1,590,427
Smith International, Inc.	104,500	3,934,425

		5,524,852
Oil, Gas & Consumable Fuels - 7.31%
Arch Coal, Inc. (L)	183,633	3,637,770
Cimarex Energy Company	91,700	6,563,886
El Paso Corp.	212,200	2,357,542
Hess Corp.	37,300	1,877,682
Marathon Oil Corp.	177,800	5,527,802
Murphy Oil Corp.	151,900	7,526,645
Nexen, Inc.	624,600	12,285,882
Suncor Energy, Inc.	99,700	2,935,168
Sunoco, Inc. (L)	152,300	5,295,471
The Williams Companies, Inc.	145,200	2,654,256

		50,662,104

		56,186,956
Financials - 19.29%
Capital Markets - 3.32%
E*TRADE Financial Corp. (I)	173,070	2,045,687
Greenhill & Company, Inc. (L)	104,909	6,413,087
Janus Capital Group, Inc.	582,600	5,173,488
Northern Trust Corp. (L)	201,500	9,410,050

		23,042,312
Commercial Banks - 4.87%
CIT Group, Inc. (I)(L)	206,500	6,992,090
Commerce Bancshares, Inc.	66,338	2,387,505
First Horizon National Corp. (I)(L)	422,684	4,839,726
KeyCorp	670,400	5,155,376
Marshall & Ilsley Corp.	576,800	4,141,424
Valley National Bancorp (L)	120,719	1,644,193
Westamerica Bancorp. (L)	91,200	4,789,824
Wilmington Trust Corp. (L)	340,300	3,773,927

		33,724,065

152

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 1.21%
Discover Financial Services	601,800	$8,413,164
Insurance - 5.88%
Aon Corp.	23,100	857,472
Arthur J. Gallagher & Company	83,800	2,043,044
Assured Guaranty, Ltd.	71,800	952,786
Axis Capital Holdings, Ltd.	57,700	1,714,844
Fidelity National Financial, Inc., Class A	491,400	6,383,286
First American Financial Corp.	346,600	4,394,888
Marsh & McLennan Companies, Inc.	395,200	8,911,760
OneBeacon Insurance Group, Ltd.	147,400	2,110,768
The Allstate Corp.	175,500	5,042,115
The Progressive Corp.	328,800	6,155,136
The Travelers Companies, Inc.	43,817	2,157,987

		40,724,086
Real Estate Investment Trusts - 2.63%
Cousins Properties, Inc.	345,613	2,329,432
Federal Realty Investment Trust	7,800	548,106
Kimco Realty Corp.	432,200	5,808,768
SL Green Realty Corp. (L)	62,200	3,423,488
Starwood Property Trust, Inc.	117,300	1,988,235
Vornado Realty Trust	12,470	909,687
Weingarten Realty Investors (L)	170,700	3,251,835

		18,259,551
Real Estate Management & Development - 1.08%
Forest City Enterprises, Inc., Class A (I)(L)	107,900	1,221,428
The St. Joe Company (I)(L)	271,000	6,276,360
		7,497,788
Thrifts & Mortgage Finance - 0.30%
MGIC Investment Corp. (I)(L)	300,500	2,070,445

		133,731,411
Health Care - 5.93%
Biotechnology - 0.12%
Biogen Idec, Inc. (I)(L)	18,500	877,825
Health Care Equipment & Supplies - 2.39%
Beckman Coulter, Inc. (L)	55,900	3,370,211
CareFusion Corp. (I)	157,300	3,570,710
Stryker Corp.	89,200	4,465,352
Zimmer Holdings, Inc. (I)	95,100	5,140,155

		16,546,428
Health Care Providers & Services - 3.17%
Cardinal Health, Inc.	219,800	7,387,478
Healthsouth Corp. (I)(L)	654,570	12,247,005
Select Medical Holdings Corp. (I)	347,800	2,358,084

		21,992,567
Pharmaceuticals - 0.25%
Forest Laboratories, Inc. (I)	62,500	1,714,375

		41,131,195
Industrials - 7.49%
Aerospace & Defense - 0.62%
Raytheon Company	88,100	4,263,159
Airlines - 2.13%
Delta Air Lines, Inc. (I)(L)	165,400	1,943,450
Southwest Airlines Company	1,156,500	12,848,715

		14,792,165
Commercial Services & Supplies - 0.75%
Cintas Corp.	215,900	5,175,123
Industrial Conglomerates - 0.75%
Textron, Inc. (L)	306,800	$5,206,396
Machinery - 1.11%
Harsco Corp.	84,900	1,995,150
WABCO Holdings, Inc. (I)	179,700	5,656,956

		7,652,106
Professional Services - 1.49%
Equifax, Inc.	55,000	1,543,300
Manpower, Inc.	143,400	6,192,012
Verisk Analytics, Inc., Class A (I)	87,500	2,616,250

		10,351,562
Road & Rail - 0.64%
Hertz Global Holdings, Inc. (I)(L)	471,300	4,458,498

		51,899,009
Information Technology - 8.09%
Communications Equipment - 1.01%
Harris Corp.	45,100	1,878,415
Motorola, Inc. (I)	790,100	5,151,452

		7,029,867
Electronic Equipment, Instruments & Components - 3.02%
AVX Corp.	281,500	3,608,830
Molex, Inc., Class A	496,300	7,667,835
National Instruments Corp.	34,300	1,090,054
Tyco Electronics, Ltd.	337,400	8,563,212

		20,929,931
IT Services - 1.57%
Automatic Data Processing, Inc.	21,500	865,590
CoreLogic, Inc.	181,900	3,212,354
Paychex, Inc. (L)	221,100	5,741,967
SAIC, Inc. (I)(L)	62,800	1,051,272

		10,871,183
Semiconductors & Semiconductor Equipment - 1.83%
ASML Holding NV -New York
Registered Shares (L)	60,483	1,661,468
National Semiconductor Corp. (L)	82,700	1,113,142
Novellus Systems, Inc. (I)	390,400	9,900,544

		12,675,154
Software - 0.66%
CA, Inc.	108,300	1,992,720
Electronic Arts, Inc. (I)	182,000	2,620,800

		4,613,520

		56,119,655
Materials - 6.39%
Chemicals - 1.83%
International Flavors & Fragrances, Inc.	81,700	3,465,714
Nalco Holding Company	278,200	5,691,972
Sigma-Aldrich Corp. (L)	71,000	3,537,930

		12,695,616
Containers & Packaging - 0.80%
Temple-Inland, Inc.	268,600	5,551,962
Metals & Mining - 1.80%
Agnico Eagle Mines, Ltd. (L)	92,800	5,640,384
Franco-Nevada Corp.	160,700	4,890,968
Gold Fields, Ltd.	144,900	1,937,313

		12,468,665
Paper & Forest Products - 1.96%
Domtar Corp. (L)	18,883	928,099

153

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Weyerhaeuser Company	359,800	$12,664,960

		13,593,059

		44,309,302
Telecommunication Services - 1.42%
Diversified Telecommunication Services - 0.30%
Hellenic Telecommunications Organization SA	44,300	333,071
Hellenic Telecommunications Organization
SA, SADR	466,600	1,745,084

		2,078,155
Wireless Telecommunication Services - 1.12%
Telephone & Data Systems, Inc.	92,500	2,811,075
Telephone & Data Systems, Inc. -
Special Shares	186,300	4,944,402

		7,755,477

		9,833,632
Utilities - 8.92%
Electric Utilities - 3.95%
Allegheny Energy, Inc. (L)	476,300	9,849,884
American Electric Power Company, Inc.	104,400	3,372,120
Duke Energy Corp.	243,800	3,900,800
FirstEnergy Corp. (L)	48,800	1,719,224
Pepco Holdings, Inc.	177,700	2,786,336
Pinnacle West Capital Corp.	62,700	2,279,772
PPL Corp. (L)	137,400	3,428,130

		27,336,266
Independent Power Producers & Energy Traders - 3.89%
Calpine Corp. (I)(L)	496,200	6,311,664
Constellation Energy Group, Inc.	176,700	5,698,575
Mirant Corp. (I)	617,500	6,520,800
NRG Energy, Inc. (I)(L)	247,000	5,238,870
RRI Energy, Inc. (I)	847,500	3,212,025

		26,981,934
Multi-Utilities - 1.08%
NiSource, Inc.	457,200	6,629,396
TECO Energy, Inc. (L)	57,200	862,004

		7,491,400

		61,809,600

TOTAL COMMON STOCKS (Cost $538,353,438)		$628,849,456

PREFERRED STOCKS - 0.31%
Financials - 0.20%
Insurance - 0.20%
Assured Guaranty, Ltd. 8.500%	23,000	1,354,930
Utilities - 0.11%
Electric Utilities - 0.11%
PPL Corp. 9.500% (I)	15,000	777,600

TOTAL PREFERRED STOCKS (Cost $1,905,010)		$2,132,530

CONVERTIBLE BONDS - 1.42%
Basic Materials - 0.27%
Alcoa, Inc.
5.250%, 03/15/2014	1,098,000	1,874,835
Communications - 0.23%
Lucent Technologies, Inc.
2.875%, 06/15/2025	1,916,000	1,614,230
Consumer, Non-cyclical - 0.33%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	$1,711,000	$2,282,046
Financial - 0.19%
Janus Capital Group, Inc.
3.250%, 07/15/2014	884,000	886,210
MGIC Investment Corp.
5.000%, 05/01/2017	497,000	444,194

		1,330,404
Industrial - 0.40%
Textron, Inc., Series TXT
4.500%, 05/01/2013	1,900,000	2,750,250

TOTAL CONVERTIBLE BONDS (Cost $8,798,719)		$9,851,765

SHORT-TERM INVESTMENTS - 29.01%
Short-Term Securities - 7.31%
State Street Institutional US Government
Money Market Fund, 0.0598%	$6,623,529	6,623,529
T. Rowe Price Reserve Investment
Fund, 0.3057%	44,062,950	44,062,950

		50,686,479
Securities Lending Collateral - 21.70%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	15,029,271	150,427,969

TOTAL SHORT-TERM INVESTMENTS (Cost $201,094,428)		$201,114,448

Total Investments (Mid Value Trust)
(Cost $750,151,595) - 121.45%		$841,948,199
Other assets and liabilities, net - (21.45%)		(148,689,731)

TOTAL NET ASSETS - 100.00%		$693,258,468

Mutual Shares Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 84.15%
Australia - 0.26%
Prime Infrastructure Group (L)	534,996	$1,459,754
Canada - 0.45%
Domtar Corp.	50,279	2,471,212
Denmark - 1.67%
A P Moller Maersk A/S, Series A	804	6,303,924
Carlsberg A/S	38,656	2,938,915

		9,242,839
France - 3.29%
Alstom SA (L)	62,580	2,822,016
Carrefour SA	61,827	2,441,153
Danone SA	25,980	1,387,383
GDF Suez	73,031	2,066,235
Pernod-Ricard SA (L)	88,521	6,847,702
Total SA	61,110	2,719,669

		18,284,158
Germany - 4.30%
Daimler AG	54,688	2,769,245
Deutsche Boerse AG	49,207	2,989,661
E.ON AG	211,531	5,694,365
Linde AG	47,828	5,022,065

154

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Siemens AG	82,755	$7,405,488

		23,880,824
Hong Kong - 0.48%
The Link	1,073,024	2,656,627
Italy - 0.28%
Intesa Sanpaolo SpA	594,624	1,565,874
Japan - 1.24%
Japan Tobacco, Inc.	1,022	3,177,234
Nintendo Company, Ltd.	12,765	3,718,397

		6,895,631
Netherlands - 0.40%
TNT NV (L)	88,934	2,241,515
Norway - 1.14%
Orkla ASA	986,412	6,314,182
Spain - 1.04%
Telefonica SA	312,176	5,764,798
Switzerland - 6.47%
Alcon, Inc. (L)	16,594	2,459,065
Nestle SA	222,337	10,727,754
Novartis AG	97,573	4,733,895
Transocean, Ltd. (I)	110,016	5,097,041
Tyco Electronics, Ltd.	117,260	2,976,059
Tyco International, Ltd.	105,412	3,713,664
UBS AG	232,118	3,076,854
Zurich Financial Services AG	14,369	3,154,153

		35,938,485
United Kingdom - 9.41%
Barclays PLC	1,178,272	4,671,286
BP PLC	392,820	1,886,605
British American Tobacco PLC	385,949	12,221,001
British Sky Broadcasting Group PLC	114,067	1,189,735
Cable & Wireless Communications PLC	2,440,931	2,082,485
Cable & Wireless Worldwide	2,440,931	3,126,964
Canary Wharf Group PLC (I)	555,649	2,452,520
Imperial Tobacco Group PLC	371,066	10,346,170
Royal Dutch Shell PLC	246,844	6,263,452
Thomas Cook Group PLC	195,669	516,010
Vodafone Group PLC	3,626,138	7,514,157

		52,270,385
United States - 53.72%
ACE, Ltd.	100,584	5,178,064
Alexander’s, Inc.	13,593	4,117,592
Alleghany Corp. (I)	5,809	1,703,780
Altria Group, Inc.	586,139	11,746,226
Amgen, Inc. (I)	60,430	3,178,618
Baker Hughes, Inc.	41,872	1,740,618
Bank of America Corp.	602,732	8,661,259
Berkshire Hathaway, Inc., Class B (L)(I)	71,640	5,708,992
Bond Street Holdings LLC, Class A (I)(S)	38,700	774,000
Boston Scientific Corp. (I)(L)	493,490	2,862,242
Brown Forman Corp. (L)	37,501	2,146,182
Cerberus Investors I LLC (I)	432,150	198,789
Cerberus Investors II LLC (I)	432,143	198,786
Cerberus Investors III LLC (I)	216,101	99,406
CIT Group, Inc. (I)	19,140	648,080
CNO Financial Group, Inc. (I)	140,706	696,495
Coca-Cola Enterprises, Inc.	125,350	3,241,551
Community Health Systems, Inc. (I)(L)	58,797	1,987,927
CVS Caremark Corp.	520,005	15,246,547
Dell, Inc. (I)	469,490	5,662,048
Dr. Pepper Snapple Group, Inc.	223,672	$8,363,096
Eli Lilly & Company (L)	263,660	8,832,610
Entergy Corp.	35,773	2,562,062
Exelon Corp.	125,695	4,772,639
Exterran Holdings, Inc. (I)(L)	63,948	1,650,498
Federal Signal Corp.	140,014	845,685
Forestar Group, Inc. (I)(L)	66,554	1,195,310
GenCorp, Inc. (I)(L)	92,209	403,875
General Mills, Inc.	129,548	4,601,545
Guaranty Bancorp (I)	21,927	23,243
Hillenbrand, Inc.	71,959	1,539,203
International Paper Company	281,819	6,377,564
Kraft Foods, Inc., Class A	422,647	11,834,116
Lorillard, Inc.	26,127	1,880,621
LSI Corp. (I)	1,044,213	4,803,380
Marathon Oil Corp.	255,839	7,954,035
Mattel, Inc.	320,925	6,790,773
Maxim Integrated Products, Inc. (L)	231,024	3,865,032
MeadWestvaco Corp.	108,391	2,406,280
Microsoft Corp.	456,063	10,494,010
Morgan Stanley	242,610	5,630,978
Motorola, Inc. (I)	715,436	4,664,643
News Corp., Class A	861,036	10,297,991
Noble Energy, Inc.	24,714	1,490,996
NRG Energy, Inc. (I)(L)	197,070	4,179,855
Old Republic International Corp.	253,356	3,073,208
Owens Corning, Inc. (I)(L)	145,035	4,337,997
PepsiCo, Inc.	62,840	3,830,098
Pfizer, Inc.	384,839	5,487,804
Philip Morris International, Inc.	69,721	3,196,011
PNC Financial Services Group, Inc.	81,113	4,582,885
Pride International, Inc. (I)	76,444	1,707,759
Reynolds American, Inc.	78,647	4,099,082
Stanley Black & Decker, Inc.	41,544	2,098,803
Tenet Healthcare Corp. (I)	1,109,444	4,814,987
The Goldman Sachs Group, Inc.	24,900	3,268,623
The Kroger Company	312,954	6,162,064
The St. Joe Company (I)(L)	48,379	1,120,458
The Travelers Companies, Inc.	57,688	2,841,134
Time Warner Cable, Inc.	52,126	2,714,722
Time Warner, Inc.	116,590	3,370,617
UnitedHealth Group, Inc.	318,002	9,031,257
Virgin Media, Inc. (L)	371,022	6,192,357
Wal-Mart Stores, Inc.	64,954	3,122,339
Wells Fargo & Company	282,340	7,227,904
Weyerhaeuser Company	267,321	9,409,699
White Mountains Insurance Group, Ltd.	20,381	6,607,520
Xerox Corp.	848,872	6,824,931

		298,379,501

TOTAL COMMON STOCKS (Cost $510,934,194)		$467,365,785

PREFERRED STOCKS - 0.98%
Germany - 0.98%
Volkswagen AG (N)	61,865	5,416,169

TOTAL PREFERRED STOCKS (Cost $5,448,811)		$5,416,169

CORPORATE BONDS - 0.76%
United States - 0.76%
Cerberus Investors I LLC
12.000%, 07/31/2014 (H)	337,200	155,112
Cerberus Investors II LLC
12.000%, 07/31/2014 (H)	337,200	155,112

155

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Cerberus Investors III LLC
12.000%, 07/31/2014 (H)	$168,600	$77,556
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	4,194,943	3,838,853
Northwest Airlines, Inc., Escrow Certificates
zero coupon, 01/16/2017 (I)	170,000	0
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	89

		4,226,722

TOTAL CORPORATE BONDS (Cost $4,866,206)		$4,226,722

TERM LOANS - 4.63%
United States - 4.63%
Avaya, Inc.
2.300%, 10/26/2014	5,000,000	4,273,960
Boston Generating LLC
2.768%, 12/21/2013	23,043	19,323
2.768%, 12/21/2013	359,147	301,171
2.768%, 12/21/2013	82,367	69,071
Charter Communications Operating LLC
7.250%, 03/06/2014	336,547	336,968
CIT Group, Inc.
9.750%, 01/20/2012	1,504,140	1,536,354
13.000%, 01/20/2012	666,600	687,098
First Data Corp.
3.097%, 09/24/2014	926,569	780,055
3.097%, 09/24/2014	252,143	211,835
3.097%, 09/24/2014	1,651,214	1,388,396
Realogy Corp.
0.184%, 10/10/2013	1,252,364	1,056,995
3.518%, 10/10/2013	4,651,598	3,925,949
4.138%, 10/10/2013	3,454,261	2,915,396
5.679%, 10/10/2013	833,300	670,807
13.500%, 10/15/2017	219,000	228,490
Six Flags Theme Parks, Inc.
9.250%, 12/31/2016	1,555,000	1,543,338
Smurfit-stone Container Enterprises, Inc.
1.000%, 02/22/2016	1,094,000	1,094,000
Texas Competitive Electric Holdings
Company LLC
3.734%, 10/10/2014	2,989,119	2,179,923
3.969%, 10/10/2014	325,000	239,484
3.969%, 10/10/2014	1,054,563	776,587
3.969%, 10/10/2014	2,025,636	1,492,641

		25,727,841

TOTAL TERM LOANS (Cost $25,263,724)		$25,727,841

SHORT-TERM INVESTMENTS - 17.31%
Repurchase Agreement - 0.87%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $4,814,000 on 07/01/2010,
collateralized by $4,090,000 Federal Home
Loan Mortgage Corp., 4.750% due
01/09/2016 (valued at $4,698,388) and
$211,000 U.S. Treasury Notes, 0.875% due
on 01/31/2011 (valued at $216,613,
including interest)	$4,814,000	4,814,000
Short-Term Securities - 6.48%
U.S. Treasury Bills
0.225%, 09/16/2010	5,000,000	4,998,340
0.134%, 07/15/2010	5,000,000	4,999,805
0.179%, 08/26/2010	3,000,000	2,999,196
0.134%, 07/29/2010	$2,000,000	$1,999,740
0.225%, 09/09/2010	5,000,000	4,998,495
0.175%, 08/19/2010	3,000,000	2,999,325
0.155%, 08/05/2010	5,000,000	4,999,210
0.129%, 07/22/2010	3,000,000	2,999,769
0.150%, 07/08/2010	5,000,000	4,999,930

		35,993,810
Securities Lending Collateral - 9.96%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	5,529,665	55,346,422

TOTAL SHORT-TERM INVESTMENTS (Cost $96,148,456)		$96,154,232

Total Investments (Mutual Shares Trust)
(Cost $642,661,391) - 107.83%
Other assets and liabilities, net - (7.83%)		$598,890,749
TOTAL NET ASSETS - 100.00%		(43,480,418)

		$555,410,331

Natural Resources Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.31%
Energy - 66.67%
Oil, Gas & Consumable Fuels - 66.67%
Anadarko Petroleum Corp.	53,200	$1,919,988
BG Group PLC	563,189	8,336,944
BP PLC, SADR (L)	220,273	6,361,484
Cameco Corp.	53,500	1,137,795
Cameco Corp. (L)	185,278	3,942,716
Canadian Natural Resources, Ltd.	253,034	8,397,625
Chesapeake Energy Corp.	226,300	4,740,985
Chevron Corp.	106,400	7,220,304
ConocoPhillips	140,859	6,914,768
CONSOL Energy, Inc.	175,514	5,925,353
Denbury Resources, Inc. (I)	132,400	1,938,336
Devon Energy Corp.	74,300	4,526,356
EnCana Corp.	134,008	4,058,445
Eni SpA, SADR (L)	269,000	9,831,950
EOG Resources, Inc.	76,831	7,557,865
Exxon Mobil Corp.	185,095	10,563,372
Gazprom OAO, SADR (London Exchange)	218,874	4,116,679
Hess Corp.	77,500	3,901,350
Marathon Oil Corp.	103,772	3,226,271
Noble Energy, Inc.	46,336	2,795,451
Peabody Energy Corp.	94,900	3,713,437
PetroChina Company, Ltd. (L)	31,700	3,478,441
Petroleo Brasileiro SA, ADR (L)	61,404	2,107,385
Reliance Industries, Ltd., GDR (L)(S)	69,668	3,201,580
Repsol YPF SA (L)	198,700	3,993,870
Southwestern Energy Company (I)	121,000	4,675,440
Suncor Energy, Inc.	280,862	8,265,846
The Williams Companies, Inc.	138,400	2,529,952
Total SA, SADR	117,538	5,246,896
Ultra Petroleum Corp. (I)(L)	88,200	3,902,850

		148,529,734

		148,529,734

156

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Materials - 25.86%
Metals & Mining - 25.86%
Alumina, Ltd.	3,301,285	$4,183,347
Anglo American PLC (I)	169,195	5,881,834
Anglo Platinum, Ltd. (I)	73,425	6,909,012
AngloGold Ashanti, Ltd. (L)	116,265	5,020,323
Barrick Gold Corp.	68,972	3,132,019
BHP Billiton PLC	213,718	5,530,350
Freeport-McMoRan Copper & Gold, Inc.	59,900	3,541,887
Gold Fields, Ltd.	257,888	3,472,606
Newcrest Mining, Ltd.	82,701	2,432,285
Rio Tinto PLC	139,906	6,122,260
Rio Tinto PLC, SADR (L)	125,700	5,480,520
Vale SA (L)	178,296	3,747,782
Xstrata PLC	165,369	2,166,558

		57,620,783

		57,620,783
Utilities - 1.78%
Gas Utilities - 1.78%
EQT Corp.	109,440	3,955,162

TOTAL COMMON STOCKS (Cost $236,267,701)		$210,105,679

WARRANTS - 1.50%
Materials - 1.50%
NMDC, Ltd. (Expiration date: 03/25/2015;
Strike Price: $0.001) (I)	584,733	3,342,680

TOTAL WARRANTS (Cost $3,876,165)		$3,342,680

SHORT-TERM INVESTMENTS - 18.00%
Repurchase Agreement - 3.81%
Bank of New York Tri-Party Repurchase
Agreement dated 06/30/2010 at 0.050% to
be repurchased at $8,500,012 on
07/01/2010, collateralized by
$8,500,000 Government National Mortgage
Association, 5.500% due 06/15/2036 (valued
at $8,670,000, including interest)	$8,500,000	8,500,000
SECURITIES LENDING COLLATERAL - 14.19%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$3,157,951	31,607,937

TOTAL SHORT-TERM INVESTMENTS (Cost $40,103,692)		$40,107,937

Total Investments (Natural Resources Trust)
(Cost $280,247,558) - 113.81%		$253,556,296
Other assets and liabilities, net - (13.81%)		(30,763,651)

TOTAL NET ASSETS - 100.00%		$222,792,645

Optimized All Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.47%
Consumer Discretionary - 12.11%
Auto Components - 0.47%
TRW Automotive Holdings Corp. (I)	197,195	$5,436,666
Automobiles - 1.60%
Ford Motor Company (I)	1,325,851	13,364,578
Thor Industries, Inc.	220,133	$5,228,159

		18,592,737
Hotels, Restaurants & Leisure - 1.60%
Starbucks Corp.	763,621	18,555,990
Household Durables - 1.83%
American Greetings Corp., Class A	207,932	3,900,804
Newell Rubbermaid, Inc.	629,384	9,214,182
Tupperware Brands Corp.	206,422	8,225,917

		21,340,903
Media - 2.57%
CBS Corp., Class B	300,041	3,879,530
Gannett Company, Inc.	615,807	8,288,762
News Corp., Class A	1,480,807	17,710,452

		29,878,744
Multiline Retail - 1.21%
Dollar Tree, Inc. (I)	338,025	14,071,981
Specialty Retail - 2.13%
Rent-A-Center, Inc. (I)	175,376	3,553,118
Sally Beauty Holdings, Inc. (I)	703,971	5,772,562
Stage Stores, Inc.	427,041	4,560,798
The Cato Corp., Class A	158,689	3,494,332
The Dress Barn, Inc. (I)	312,305	7,435,982

		24,816,792
Textiles, Apparel & Luxury Goods - 0.70%
Coach, Inc.	98,007	3,582,156
Crocs, Inc. (I)	433,214	4,583,404

		8,165,560

		140,859,373
Consumer Staples - 7.24%
Beverages - 2.18%
Cott Corp. (I)	765,953	4,457,846
The Coca-Cola Company	418,479	20,974,167

		25,432,013
Food & Staples Retailing - 0.95%
CVS Caremark Corp.	375,511	11,009,983
Food Products - 1.37%
ConAgra Foods, Inc.	374,913	8,742,971
McCormick & Company, Inc.	112,359	4,265,148
TreeHouse Foods, Inc. (I)	63,693	2,908,222

		15,916,341
Household Products - 1.43%
Church & Dwight Company, Inc.	82,160	5,152,254
Colgate-Palmolive Company	145,323	11,445,639

		16,597,893
Personal Products - 1.31%
China Sky One Medical, Inc. (I)	228,791	2,571,611
Herbalife, Ltd.	175,181	8,067,085
Nu Skin Enterprises, Inc., Class A	185,595	4,626,883

		15,265,579

		84,221,809
Energy - 6.15%
Energy Equipment & Services - 1.60%
Noble Corp. (I)	443,612	13,712,047
Transocean, Ltd. (I)	105,340	4,880,402

		18,592,449

157

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PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.55%
ATP Oil & Gas Corp. (I)	327,213	$3,465,186
Chesapeake Energy Corp.	737,509	15,450,814
Chevron Corp.	83,210	5,646,631
ConocoPhillips	255,780	12,556,240
Exxon Mobil Corp.	211,860	12,090,850
World Fuel Services Corp.	144,555	3,749,757

		52,959,478

		71,551,927
Financials - 15.27%
Capital Markets - 2.18%
The Goldman Sachs Group, Inc.	193,358	25,382,105
Diversified Financial Services - 2.61%
Bank of America Corp.	1,011,069	14,529,062
JPMorgan Chase & Company	431,926	15,812,811

		30,341,873
Insurance - 6.32%
ACE, Ltd.	618,076	31,818,552
Aflac, Inc.	103,230	4,404,824
Allied World Assurance
Company Holdings, Ltd.	352,559	15,999,127
Assured Guaranty, Ltd.	547,004	7,258,743
Montpelier Re Holdings, Ltd.	231,002	3,448,860
The Travelers Companies, Inc.	213,792	10,529,256

		73,459,362
Real Estate Investment Trusts - 3.42%
American Capital Agency Corp.	201,405	5,321,120
CBL & Associates Properties, Inc.	495,138	6,159,517
Hospitality Properties Trust	413,718	8,729,450
HRPT Properties Trust (I)	972,925	6,041,864
Lexington Realty Trust	803,807	4,830,880
Parkway Properties, Inc.	277,581	4,044,355
Sun Communities, Inc.	178,755	4,640,480

		39,767,666
Thrifts & Mortgage Finance - 0.74%
First Niagara Financial Group, Inc.	299,971	3,758,637
Ocwen Financial Corp. (I)	478,693	4,877,882

		8,636,519

		177,587,525
Health Care - 14.10%
Biotechnology - 1.61%
Celgene Corp. (I)	369,416	18,773,721
Health Care Equipment & Supplies - 1.59%
C.R. Bard, Inc.	238,498	18,490,750
Health Care Providers & Services - 1.04%
VCA Antech, Inc. (I)	486,764	12,052,277
Life Sciences Tools & Services - 1.64%
Bruker Corp. (I)	336,750	4,094,880
PerkinElmer, Inc.	726,357	15,013,799

		19,108,679
Pharmaceuticals - 8.22%
Abbott Laboratories	444,859	20,810,504
AstraZeneca PLC, SADR	396,729	18,697,838
Impax Laboratories, Inc. (I)	575,377	10,966,686
Perrigo Company	174,406	10,302,162
Pfizer, Inc.	1,260,364	17,972,791
Teva Pharmaceutical Industries, Ltd., SADR	324,453	$16,868,311

		95,618,292

		164,043,719
Industrials - 9.99%
Aerospace & Defense - 3.32%
General Dynamics Corp.	320,460	18,766,138
Northrop Grumman Corp.	75,143	4,090,785
Raytheon Company	326,109	15,780,415

		38,637,338
Airlines - 0.85%
Alaska Air Group, Inc. (I)	98,292	4,418,225
UAL Corp. (I)	266,034	5,469,659

		9,887,884
Commercial Services & Supplies - 0.40%
Deluxe Corp.	246,375	4,619,531
Construction & Engineering - 0.52%
Chicago Bridge & Iron Company NV (I)	320,252	6,023,940
Electrical Equipment - 1.32%
Emerson Electric Company	352,589	15,404,613
Machinery - 0.69%
Oshkosh Corp. (I)	256,544	7,993,911
Marine - 0.32%
Genco Shipping & Trading, Ltd. (I)	250,031	3,747,965
Professional Services - 0.38%
The Dolan Company (I)	396,896	4,413,484
Road & Rail - 2.19%
Union Pacific Corp.	367,089	25,516,356

		116,245,022
Information Technology - 21.27%
Communications Equipment - 3.58%
Acme Packet, Inc. (I)	226,761	6,095,336
Aruba Networks, Inc. (I)	385,852	5,494,532
Cisco Systems, Inc. (I)	1,143,311	24,363,957
Tellabs, Inc.	888,078	5,674,818

		41,628,643
Computers & Peripherals - 5.75%
Apple, Inc. (I)	200,246	50,367,876
Hewlett-Packard Company	381,109	16,494,398

		66,862,274
Electronic Equipment, Instruments & Components - 3.22%
Avnet, Inc. (I)	322,291	7,770,436
Coherent, Inc. (I)	140,427	4,816,646
Flextronics International, Ltd. (I)	1,122,254	6,284,622
Ingram Micro, Inc., Class A (I)	809,110	12,290,381
SYNNEX Corp. (I)	248,307	6,361,625

		37,523,710
IT Services - 2.87%
CSG Systems International, Inc. (I)	324,952	5,956,370
International Business Machines Corp.	90,126	11,128,758
Lender Processing Services, Inc.	402,990	12,617,617
TNS, Inc. (I)	212,261	3,701,832

		33,404,577
Office Electronics - 0.80%
Xerox Corp.	1,154,057	9,278,618
Semiconductors & Semiconductor Equipment - 2.67%
Microsemi Corp. (I)	318,891	4,665,375

158

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PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp. (I)	1,059,517	$6,759,718
PMC-Sierra, Inc. (I)	823,403	6,191,991
Skyworks Solutions, Inc. (I)	804,335	13,504,785

		31,121,869
Software - 2.38%
Check Point Software Technologies, Ltd. (I)	346,478	10,214,171
Fortinet, Inc. (I)	552,583	9,084,465
Microsoft Corp.	364,188	8,379,966

		27,678,602

		247,498,293
Materials - 3.98%
Chemicals - 1.69%
CF Industries Holdings, Inc.	282,383	17,917,201
Minerals Technologies, Inc.	35,417	1,683,724

		19,600,925
Containers & Packaging - 0.36%
Owens-Illinois, Inc. (I)	156,744	4,145,879
Metals & Mining - 1.57%
Freeport-McMoRan Copper & Gold, Inc.	281,355	16,636,521
General Steel Holdings, Inc. (I)	714,340	1,678,699

		18,315,220
Paper & Forest Products - 0.36%
Domtar Corp.	85,904	4,222,182

		46,284,206
Telecommunication Services - 5.58%
Diversified Telecommunication Services - 3.22%
BCE, Inc.	372,118	10,891,894
CenturyTel, Inc.	503,831	16,782,611
Vimpel-Communications, SADR	517,814	9,759,875

		37,434,380
Wireless Telecommunication Services - 2.36%
Cellcom Israel, Ltd.	159,268	3,981,700
Partner Communications Company, Ltd.	353,785	5,398,759
Syniverse Holdings, Inc. (I)	264,566	5,410,375
Vodafone Group PLC, SADR	615,490	12,722,178

		27,513,012

		64,947,392
Utilities - 3.78%
Electric Utilities - 0.23%
Exelon Corp.	70,878	2,691,238
Multi-Utilities - 2.70%
PG&E Corp.	296,635	12,191,699
Public Service Enterprise Group, Inc.	612,867	19,201,123

		31,392,822
Water Utilities - 0.85%
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	239,512	9,901,426

		43,985,486

TOTAL COMMON STOCKS (Cost $1,181,442,954)		$1,157,224,752

SHORT-TERM INVESTMENTS - 3.44%
Repurchase Agreement - 3.44%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $40,042,011 on 07/01/2010,
collateralized by $41,000,000 U.S. Treasury
Notes, 2.500% due 06/30/2017 (valued at
$40,846,250, including interest)	$40,042,000	$40,042,000

TOTAL SHORT-TERM INVESTMENTS (Cost $40,042,000)		$40,042,000

Total Investments (Optimized All Cap Trust)
(Cost $1,221,484,954) - 102.91%		$1,197,266,752
Other assets and liabilities, net - (2.91%)		(33,830,402)

TOTAL NET ASSETS - 100.00%		$1,163,436,350

Optimized Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.52%
Consumer Discretionary - 16.09%
Auto Components - 0.40%
Lear Corp. (I)	15,457	$1,023,253
Automobiles - 1.89%
Ford Motor Company (I)	475,300	4,791,024
Hotels, Restaurants & Leisure - 1.00%
Starbucks Corp.	104,296	2,534,393
Household Durables - 2.35%
Newell Rubbermaid, Inc.	218,982	3,205,896
Tupperware Brands Corp.	68,613	2,734,228

		5,940,124
Media - 7.62%
Comcast Corp., Class A	208,282	3,617,858
DISH Network Corp.	219,846	3,990,205
Gannett Company, Inc.	190,151	2,559,432
News Corp., Class A	236,034	2,822,967
The Walt Disney Company	123,482	3,889,683
Viacom, Inc., Class B	76,283	2,392,998

		19,273,143
Specialty Retail - 2.83%
PetSmart, Inc.	198,873	5,999,999
The Gap, Inc.	59,720	1,162,151

		7,162,150

		40,724,087
Consumer Staples - 6.20%
Beverages - 2.25%
Dr. Pepper Snapple Group, Inc.	70,011	2,617,711
The Coca-Cola Company	61,205	3,067,595

		5,685,306
Food Products - 1.73%
ConAgra Foods, Inc.	188,082	4,386,072
Household Products - 1.69%
Colgate-Palmolive Company	17,333	1,365,147
The Procter & Gamble Company	48,474	2,907,471

		4,272,618

159

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.53%
Altria Group, Inc.	67,522	$1,353,141

		15,697,137
Energy - 10.79%
Energy Equipment & Services - 3.53%
Atwood Oceanics, Inc. (I)	66,802	1,704,787
National Oilwell Varco, Inc.	52,723	1,743,550
Noble Corp. (I)	71,570	2,212,229
Schlumberger, Ltd.	42,388	2,345,752
Transocean, Ltd. (I)	20,222	936,885

		8,943,203
Oil, Gas & Consumable Fuels - 7.26%
Apache Corp.	43,704	3,679,440
Chesapeake Energy Corp.	71,768	1,503,540
Chevron Corp.	64,694	4,390,135
ConocoPhillips	64,317	3,157,322
El Paso Corp.	272,644	3,029,075
Marathon Oil Corp.	83,914	2,608,886

		18,368,398

		27,311,601
Financials - 25.66%
Capital Markets - 5.77%
Credit Suisse Group AG SADR	91,444	3,422,749
The Blackstone Group LP	302,280	2,889,797
The Goldman Sachs Group, Inc.	63,221	8,299,021

		14,611,567
Commercial Banks - 1.71%
Wells Fargo & Company	169,109	4,329,190
Diversified Financial Services - 5.66%
Bank of America Corp.	318,103	4,571,140
Citigroup, Inc. (I)	424,301	1,595,372
ING Groep NV SADR (I)	263,111	1,949,653
JPMorgan Chase & Company	169,281	6,197,377

		14,313,542
Insurance - 6.84%
Aflac, Inc.	100,880	4,304,550
Assured Guaranty, Ltd.	187,612	2,489,611
Berkshire Hathaway, Inc., Class B (I)	21,167	1,686,798
Torchmark Corp.	61,656	3,052,589
Unum Group	176,827	3,837,146
XL Group PLC	121,306	1,942,109

		17,312,803
Real Estate Investment Trusts - 3.75%
Hospitality Properties Trust	136,479	2,879,707
HRPT Properties Trust (I)	331,997	2,061,701
Kimco Realty Corp.	242,915	3,264,778
Mid-America Apartment Communities, Inc.	24,837	1,278,360

		9,484,546
Thrifts & Mortgage Finance - 1.93%
Hudson City Bancorp, Inc.	399,964	4,895,559

		64,947,207
Health Care - 10.59%
Health Care Providers & Services - 1.87%
AmerisourceBergen Corp.	148,701	4,721,257
Pharmaceuticals - 8.72%
Abbott Laboratories	87,212	4,079,777
AstraZeneca PLC, SADR	51,994	2,450,477
Johnson & Johnson	29,362	1,734,120
Merck & Company, Inc.	33,120	$1,158,206
Mylan, Inc. (I)	146,849	2,502,307
Pfizer, Inc.	372,244	5,308,199
Teva Pharmaceutical Industries, Ltd., SADR	56,237	2,923,762
Warner Chilcott, Class A PLC (I)	83,913	1,917,412

		22,074,260

		26,795,517
Industrials - 8.09%
Commercial Services & Supplies - 0.97%
R.R. Donnelley & Sons Company	149,834	2,452,783
Industrial Conglomerates - 2.00%
General Electric Company	351,232	5,064,765
Machinery - 2.49%
Deere & Company	69,187	3,852,332
Oshkosh Corp. (I)	78,689	2,451,949

		6,304,281
Road & Rail - 2.63%
Union Pacific Corp.	95,570	6,643,071

		20,464,900
Information Technology - 10.15%
Communications Equipment - 2.08%
Cisco Systems, Inc. (I)	149,025	3,175,723
Harris Corp.	50,406	2,099,410

		5,275,133
Computers & Peripherals - 1.04%
Apple, Inc. (I)	10,449	2,628,237
Electronic Equipment, Instruments & Components - 2.56%
Arrow Electronics, Inc. (I)	133,252	2,978,182
Avnet, Inc. (I)	144,837	3,492,020

		6,470,202
IT Services - 1.73%
Lender Processing Services, Inc.	140,208	4,389,912
Semiconductors & Semiconductor Equipment - 1.84%
PMC-Sierra, Inc. (I)	134,188	1,009,094
Skyworks Solutions, Inc. (I)	217,188	3,646,587

		4,655,681
Software - 0.90%
Salesforce.com, Inc. (I)	26,565	2,279,808

		25,698,973
Materials - 1.85%
Chemicals - 0.64%
E.I. Du Pont de Nemours & Company	47,281	1,635,450
Containers & Packaging - 1.21%
Owens-Illinois, Inc. (I)	115,590	3,057,356

		4,692,806
Telecommunication Services - 5.91%
Diversified Telecommunication Services - 5.91%
AT&T, Inc.	213,880	5,173,756
BCE, Inc.	174,577	5,109,869
CenturyTel, Inc.	140,330	4,674,392

		14,958,017

		14,958,017
Utilities - 3.19%
Electric Utilities - 1.08%
PPL Corp.	109,733	2,737,838

160

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.88%
Constellation Energy Group, Inc.	69,043	$2,226,637
Multi-Utilities - 1.23%
Public Service Enterprise Group, Inc.	47,103	1,475,737
SCANA Corp.	45,350	1,621,716

		3,097,453

		8,061,928

TOTAL COMMON STOCKS (Cost $261,724,390)		$249,352,173

SHORT-TERM INVESTMENTS - 1.35%
Repurchase Agreement - 1.35%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $3,416,001 on 07/01/2010,
collateralized by $3,500,000 U.S. Treasury
Notes, 2.500% due 06/30/2017 (valued at
$3,486,875, including interest)	$3,416,000	3,416,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,416,000)		$3,416,000

Total Investments (Optimized Value Trust)
(Cost $265,140,390) - 99.87%		$252,768,173
Other assets and liabilities, net - 0.13%		322,328

TOTAL NET ASSETS - 100.00%		$253,090,501

Real Estate Securities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.69%
Financials - 98.69%
Diversified Financial Services - 0.00%
BGP Holdings PLC (I)	194,291	$0
Real Estate Investment Trusts - 98.35%
American Campus Communities, Inc.	290,154	7,918,304
AvalonBay Communities, Inc. (L)	198,234	18,509,109
Boston Properties, Inc. (L)	177,650	12,673,551
Brandywine Realty Trust	747,800	8,038,850
BRE Properties, Inc.	153,500	5,668,755
Camden Property Trust (L)	65,550	2,677,718
Cogdell Spencer, Inc.	369,250	2,496,130
Developers Diversified Realty Corp.	468,600	4,639,140
Digital Realty Trust, Inc. (L)	297,249	17,145,322
Duke Realty Corp.	271,550	3,082,093
Entertainment Properties Trust (L)	96,644	3,679,237
Equity Residential	364,884	15,193,770
Extra Space Storage, Inc.	250,100	3,476,390
Glimcher Realty Trust	330,700	1,977,586
HCP, Inc. (L)	315,250	10,166,813
Health Care, Inc. (L)	109,450	4,610,034
Home Properties, Inc.	202,800	9,140,196
Host Hotels & Resorts, Inc.	1,410,077	19,007,838
HRPT Properties Trust (I)	833,900	5,178,519
Kimco Realty Corp.	741,450	9,965,088
LaSalle Hotel Properties	140,550	2,891,114
LTC Properties, Inc.	25,600	621,312
Medical Properties Trust, Inc.	344,350	3,250,664
Nationwide Health Properties, Inc.	265,618	9,501,156
Pebblebrook Hotel Trust (I)	86,500	1,630,525
Post Properties, Inc.	293,800	6,678,074
ProLogis	883,250	8,947,323
PS Business Parks, Inc.	77,300	$4,311,794
Public Storage (L)	277,640	24,407,332
Ramco-Gershenson Properties Trust	275,250	2,780,025
Regency Centers Corp. (L)	284,212	9,776,893
Senior Housing Properties Trust	503,805	10,131,519
Simon Property Group, Inc. (L)	532,164	42,972,237
SL Green Realty Corp. (L)	242,400	13,341,696
Strategic Hotels & Resorts, Inc. (I)	488,350	2,143,857
Taubman Centers, Inc. (L)	78,550	2,955,837
The Macerich Company (L)	222,100	8,288,772
Vornado Realty Trust	118,669	8,656,904
Washington Real Estate Investment Trust	274,500	7,573,455

		336,104,932
Real Estate Management & Development - 0.34%
Hudson Pacific Properties, Inc. (I)	67,100	1,157,475

		337,262,407

TOTAL COMMON STOCKS (Cost $295,629,360)		$337,262,407

SHORT-TERM INVESTMENTS - 30.12%
Repurchase Agreement - 0.61%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $2,074,001 on 07/01/2010,
collateralized by $1,845,000 Federal Home
Loan Mortgage Corp., 4.750% due
01/19/2016 (valued at $2,119,444,
including interest)	$2,074,000	2,074,000
Securities Lending Collateral - 29.51%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	10,075,834	100,849,022

TOTAL SHORT-TERM INVESTMENTS (Cost $102,913,221)		$102,923,022

Total Investments (Real Estate Securities Trust)
(Cost $398,542,581) - 128.81%		$440,185,429
Other assets and liabilities, net - (28.81%)		(98,444,512)

TOTAL NET ASSETS - 100.00%		$341,740,917

Science & Technology Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.92%
Consumer Discretionary - 5.99%
Auto Components - 0.27%
Johnson Controls, Inc.	33,730	$906,322
Automobiles - 0.01%
Tesla Motors, Inc. (I)	1,106	26,356
Hotels, Restaurants & Leisure - 0.28%
Ctrip.com International, Ltd., ADR (I)	25,250	948,390
Internet & Catalog Retail - 4.94%
Amazon.com, Inc. (I)	86,880	9,492,509
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	168,600	1,770,300
NetFlix, Inc. (I)(L)	50,540	5,491,171

		16,753,980

161

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media - 0.49%
Time Warner, Inc.	58,266	$1,684,470

		20,319,518
Health Care - 1.52%
Health Care Equipment & Supplies - 1.11%
St. Jude Medical, Inc. (I)	52,400	1,891,116
Stryker Corp.	21,300	1,066,278
Zimmer Holdings, Inc. (I)	15,300	826,965

		3,784,359
Pharmaceuticals - 0.41%
Pfizer, Inc.	96,700	1,378,942

		5,163,301
Industrials - 0.72%
Aerospace & Defense - 0.33%
Taser International, Inc. (I)(L)	283,500	1,105,650
Electrical Equipment - 0.39%
Cooper Industries PLC	19,665	865,260
SunPower Corp., Class B (I)	43,720	472,176

		1,337,436

		2,443,086
Information Technology - 84.59%
Communications Equipment - 10.53%
ADTRAN, Inc. (L)	143,130	3,903,155
BigBand Networks, Inc. (I)	38,600	116,572
Ciena Corp. (I)(L)	17,020	215,814
Cisco Systems, Inc. (I)	269,780	5,749,012
F5 Networks, Inc. (I)(L)	116,440	7,984,291
JDS Uniphase Corp. (I)	53,237	523,852
Juniper Networks, Inc. (I)(L)	112,912	2,576,652
Polycom, Inc. (I)	53,310	1,588,105
QUALCOMM, Inc.	249,600	8,196,864
Riverbed Technology, Inc. (I)	86,520	2,389,682
Tellabs, Inc.	389,015	2,485,806

		35,729,805
Computers & Peripherals - 14.53%
Acer, Inc.	1,200	14,460
Apple, Inc. (I)	96,515	24,276,418
Dell, Inc. (I)	352,600	4,252,356
EMC Corp. (I)	229,310	4,196,373
Hewlett-Packard Company	149,180	6,456,510
NetApp, Inc. (I)	100,885	3,764,019
SanDisk Corp. (I)	72,300	3,041,661
Synaptics, Inc. (I)(L)	119,400	3,283,500

		49,285,297
Electronic Equipment, Instruments & Components - 2.80%
Amphenol Corp., Class A	31,632	1,242,505
Dolby Laboratories, Inc., Class A (I)	11,000	689,590
Hitachi, Ltd.	989,000	3,586,593
Itron, Inc. (I)	18,010	1,113,378
LG Innotek Company, Ltd.	7,250	954,184
Trimble Navigation, Ltd. (I)	68,100	1,906,800

		9,493,050
Internet Software & Services - 10.04%
Akamai Technologies, Inc. (I)(L)	132,805	5,387,899
Baidu, Inc., SADR (I)	76,800	5,228,544
Equinix, Inc. (I)(L)	42,200	3,427,484
Google, Inc., Class A (I)	32,215	14,334,064
Netease.com, Inc. (I)	25,989	824,111
Rackspace Hosting, Inc. (I)(L)	81,000	1,485,540
RealNetworks, Inc. (I)	495,400	$1,634,820
Tencent Holdings, Ltd.	1,200	19,788
VeriSign, Inc. (I)(L)	65,000	1,725,750

		34,068,000
IT Services - 5.37%
Accenture PLC, Class A	135,800	5,248,670
Cognizant Technology Solutions
Corp., Class A (I)	69,620	3,485,177
Genpact, Ltd. (I)	169,264	2,628,670
International Business Machines Corp.	48,700	6,013,476
NeuStar, Inc., Class A (I)	40,200	828,924

		18,204,917
Semiconductors & Semiconductor Equipment - 15.72%
Advanced Micro Devices, Inc. (I)(L)	413,200	3,024,624
Aixtron AG (L)	105,715	2,504,733
Analog Devices, Inc.	117,115	3,262,824
Applied Materials, Inc.	106,700	1,282,534
ASM Pacific Technology, Ltd.	22,200	172,619
Broadcom Corp., Class A	98,435	3,245,402
Cree, Inc. (I)(L)	36,720	2,204,302
Cypress Semiconductor Corp. (I)(L)	117,025	1,174,931
Epistar Corp.	111,000	287,109
First Solar, Inc. (I)(L)	30,640	3,487,751
Intel Corp.	185,575	3,609,434
Lam Research Corp. (I)	67,830	2,581,610
Marvell Technology Group, Ltd. (I)	142,600	2,247,376
MEMC Electronic Materials, Inc. (I)(L)	162,600	1,606,488
Micron Technology, Inc. (I)(L)	263,600	2,237,964
National Semiconductor Corp. (L)	482,400	6,493,104
NVIDIA Corp. (I)	522,500	5,334,725
ON Semiconductor Corp. (I)(L)	1,007,825	6,429,924
Seoul Semiconductor Company, Ltd.	6,970	245,995
Taiwan Semiconductor
Manufacturing Company, Ltd.	44,684	83,555
Veeco Instruments, Inc. (I)(L)	11,410	391,135
Xilinx, Inc.	56,700	1,432,242

		53,340,381
Software - 25.60%
Activision Blizzard, Inc.	218,435	2,291,383
Autodesk, Inc. (I)	117,577	2,864,176
Blackboard, Inc. (I)(L)	29,000	1,082,570
BMC Software, Inc. (I)	33,900	1,173,957
CA, Inc.	370,000	6,808,000
Cadence Design Systems, Inc. (I)	464,200	2,687,718
CommVault Systems, Inc. (I)	54,500	1,226,250
Electronic Arts, Inc. (I)	264,486	3,808,598
Informatica Corp. (I)	72,160	1,723,181
Intuit, Inc. (I)	174,815	6,078,318
Longtop Financial Technologies, Ltd. (I)(L)	54,280	1,758,672
McAfee, Inc. (I)	221,100	6,792,192
Microsoft Corp.	951,965	21,904,715
Monotype Imaging Holdings, Inc. (I)	33,500	301,835
Nintendo Company, Ltd.	14,500	4,223,797
Red Hat, Inc. (I)	138,900	4,019,766
Rovi Corp. (I)(L)	60,414	2,290,295
Salesforce.com, Inc. (I)(L)	93,890	8,057,640
SuccessFactors, Inc. (I)(L)	168,395	3,500,932
TIBCO Software, Inc. (I)	283,010	3,413,101
UbiSoft Entertainment SA (L)	78,811	586,286
VMware, Inc., Class A (I)(L)	4,085	255,680

		86,849,062

		286,970,512

162

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Materials - 0.23%
Chemicals - 0.23%
Monsanto Company	17,000	$785,740
Telecommunication Services - 0.87%
Diversified Telecommunication Services - 0.31%
China Unicom, Ltd.	780,000	1,042,778
Wireless Telecommunication Services - 0.56%
American Tower Corp., Class A (I)	2,465	109,693
MetroPCS Communications, Inc. (I)(L)	74,300	608,517
SBA Communications Corp., Class A (I)(L)	34,700	1,180,147

		1,898,357

		2,941,135

TOTAL COMMON STOCKS (Cost $318,295,908)		$318,623,292

PREFERRED STOCKS - 0.21%
Information Technology - 0.21%
Silver Spring Networks, Series E 0.00% (I)(N)	38,600	281,780
Twitter, Inc., Series E 0.00% (I)(N)	26,048	416,310

		698,090

TOTAL PREFERRED STOCKS (Cost $802,310)		$698,090

SHORT-TERM INVESTMENTS - 19.41%
Repurchase Agreement - 4.55%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.10% to be repurchased at $15,441,004 on 07/01/2010, collateralized by $15,635,000 Federal Home Loan Bank, 1.00% due 12/28/2011 (valued at $15,752,263, including interest)	$15,441,000	15,441,000
Short-Term Securities - 0.31%
State Street Institutional US Government Money Market Fund, 0.0598%	534,969	534,969
T. Rowe Price Reserve Investment Fund, 0.3057%	514,011	514,011

		1,048,980
Securities Lending Collateral - 14.55%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	4,931,661	49,360,992

TOTAL SHORT-TERM INVESTMENTS (Cost $65,844,709)		$65,850,972

Total Investments (Science & Technology Trust) (Cost $384,942,927) - 113.54%		$385,172,354
Other assets and liabilities, net - (13.54%)		(45,934,176)

TOTAL NET ASSETS - 100.00%		$339,238,178

Small Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.54%
Consumer Discretionary - 18.93%
Automobiles - 0.49%
Winnebago Industries, Inc. (I)(L)	167,110	$1,661,073
Distributors - 0.27%
LKQ Corp. (I)	47,400	913,873
Diversified Consumer Services - 2.26%
Grand Canyon Education, Inc. (I)(L)	187,970	4,404,137
Navitas, Ltd.	428,020	$1,661,134
Steiner Leisure, Ltd. (I)	41,945	1,612,366

		7,677,637
Hotels, Restaurants & Leisure - 3.94%
AFC Enterprises, Inc. (I)	98,441	895,813
Home Inns & Hotels Management, Inc., ADR (I)(L)	47,441	1,852,097
Penn National Gaming, Inc. (I)(L)	122,060	2,819,586
Sonic Corp. (I)	184,129	1,427,000
Texas Roadhouse, Inc., Class A (I)(L)	36,991	466,826
The Cheesecake Factory, Inc. (I)(L)	132,442	2,948,159
Wyndham Worldwide Corp. (L)	146,600	2,952,524

		13,362,005
Household Durables - 2.48%
Jarden Corp.	160,240	4,305,649
Tempur-Pedic International, Inc. (I)	133,778	4,113,674

		8,419,323
Leisure Equipment & Products - 1.67%
Brunswick Corp. (L)	169,828	2,110,962
RC2 Corp. (I)	221,520	3,568,687

		5,679,649
Media - 1.17%
Charm Communications, Inc., ADR (I)	48,100	363,636
Focus Media Holding, Ltd., ADR (I)(L)	231,990	3,602,806

		3,966,442
Specialty Retail - 2.56%
Citi Trends, Inc. (I)	73,910	2,434,595
Dick’s Sporting Goods, Inc. (I)(L)	115,640	2,878,280
Group 1 Automotive, Inc. (I)(L)	37,310	877,904
The Children’s Place Retail Stores, Inc. (I)(L)	56,930	2,506,059

		8,696,838
Textiles, Apparel & Luxury Goods - 4.09%
Carter’s, Inc. (I)	182,080	4,779,600
Crocs, Inc. (I)(L)	339,770	3,594,767
Hanesbrands, Inc. (I)	228,490	5,497,469

		13,871,836

		64,248,676
Consumer Staples - 3.34%
Beverages - 0.54%
Central European Distribution Corp. (I)(L)	84,811	1,813,259
Food Products - 1.64%
Green Mountain Coffee Roasters, Inc. (I)(L)	217,010	5,577,157
Personal Products - 1.16%
Herbalife, Ltd.	85,670	3,945,104

		11,335,520
Energy - 2.98%
Energy Equipment & Services - 1.83%
Dresser-Rand Group, Inc. (I)	29,420	928,201
Dril-Quip, Inc. (I)	69,810	3,073,036
Oceaneering International, Inc. (I)	49,370	2,216,713

		6,217,950
Oil, Gas & Consumable Fuels - 1.15%
Overseas Shipholding Group, Inc. (L)	105,040	3,890,682

		10,108,632

163

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financials - 1.45%
Capital Markets - 0.81%
Stifel Financial Corp. (I)(L)	63,765	$2,766,763
Insurance - 0.64%
Assured Guaranty, Ltd.	163,170	2,165,266

		4,932,029
Health Care - 22.09%
Biotechnology - 5.35%
Affymax, Inc. (I)(L)	88,300	528,034
Alkermes, Inc. (I)	180,126	2,242,569
AMAG Pharmaceuticals, Inc. (I)(L)	45,190	1,552,277
Codexis, Inc. (I)(L)	45,500	398,580
Cubist Pharmaceuticals, Inc. (I)	48,690	1,003,014
Incyte Corp. (I)(L)	230,100	2,547,207
Onyx Pharmaceuticals, Inc. (I)	96,710	2,087,969
Pharmasset, Inc. (I)	59,200	1,618,528
Regeneron Pharmaceuticals, Inc. (I)(L)	119,880	2,675,722
Rigel Pharmaceuticals, Inc. (I)	194,500	1,400,400
Seattle Genetics, Inc. (I)(L)	176,760	2,119,352

		18,173,652
Health Care Equipment & Supplies - 3.11%
American Medical Systems Holdings, Inc. (I)(L)	186,950	4,135,334
Cyberonics, Inc. (I)(L)	88,660	2,099,469
Volcano Corp. (I)	197,470	4,308,795

		10,543,598
Health Care Providers & Services - 5.86%
Accretive Health, Inc. (I)	83,600	1,106,028
Fleury SA (I)	44,700	495,043
Healthsouth Corp. (I)(L)	142,145	2,659,533
Lincare Holdings, Inc. (L)	193,695	6,297,024
Owens & Minor, Inc.	164,235	4,660,989
RehabCare Group, Inc. (I)	132,990	2,896,522
Team Health Holdings, Inc. (I)(L)	138,405	1,788,193

		19,903,332
Health Care Technology - 2.25%
SXC Health Solutions Corp. (I)	104,170	7,630,453
Life Sciences Tools & Services - 4.12%
ICON PLC, SADR (I)	105,790	3,056,273
Parexel International Corp. (I)	210,900	4,572,312
Pharmaceutical Product Development, Inc.	249,830	6,348,180

		13,976,765
Pharmaceuticals - 1.40%
Auxilium Pharmaceuticals, Inc. (I)(L)	72,484	1,703,374
Salix Pharmaceuticals, Ltd. (I)(L)	78,150	3,050,195

		4,753,569

		74,981,369
Industrials - 18.35%
Aerospace & Defense - 0.43%
AerCap Holdings NV (I)	141,800	1,471,884
Airlines - 1.93%
Allegiant Travel Company	69,120	2,950,733
Copa Holdings SA, Class A	81,590	3,607,910

		6,558,643
Building Products - 1.10%
Trex Company, Inc. (I)(L)	185,281	3,722,294
Commercial Services & Supplies - 3.86%
Corrections Corp. of America (I)(L)	373,320	7,122,946
Knoll, Inc.	225,490	$2,996,762
SYKES Enterprises, Inc. (I)	208,555	2,967,738

		13,087,446
Electrical Equipment - 1.37%
Regal-Beloit Corp.	83,300	4,646,474
Machinery - 2.17%
ArvinMeritor, Inc. (I)(L)	272,910	3,575,121
Trinity Industries, Inc. (L)	62,630	1,109,804
Wabash National Corp. (I)(L)	377,842	2,686,456

		7,371,381
Professional Services - 1.35%
The Advisory Board Company (I)	106,880	4,591,565
Road & Rail - 3.51%
J.B. Hunt Transport Services, Inc.	95,730	3,127,499
Localiza Rent A Car SA	75,800	879,784
Old Dominion Freight Lines, Inc. (I)(L)	140,180	4,925,924
Vitran Corp., Inc. (I)	226,649	2,998,566

		11,931,773
Trading Companies & Distributors - 2.63%
Beacon Roofing Supply, Inc. (I)	308,700	5,562,774
Rush Enterprises, Inc., Class A (I)	251,445	3,359,305

		8,922,079

		62,303,539
Information Technology - 26.56%
Communications Equipment - 4.25%
DG Fastchannel, Inc. (I)	42,100	1,371,618
Finisar Corp. (I)(L)	273,010	4,067,849
Ixia (I)	189,700	1,629,523
Polycom, Inc. (I)	141,700	4,221,243
Riverbed Technology, Inc. (I)	113,110	3,124,098

		14,414,331
Computers & Peripherals - 3.24%
Lexmark International, Inc., Class A (I)(L)	81,180	2,681,375
Netezza Corp. (I)	316,270	4,326,574
QLogic Corp. (I)(L)	239,088	3,973,643

		10,981,592
Electronic Equipment, Instruments & Components - 3.82%
Celestica, Inc. (I)	235,700	1,899,742
Hollysys Automation Technologies, Ltd. (I)(L)	164,600	1,483,045
Multi-Fineline Electronix, Inc. (I)	88,350	2,205,216
Plexus Corp. (I)(L)	49,850	1,332,989
Sanmina-SCI Corp. (I)	444,500	6,049,645

		12,970,637
Internet Software & Services - 4.07%
Equinix, Inc. (I)(L)	35,630	2,893,869
GSI Commerce, Inc. (I)(L)	250,010	7,200,287
VistaPrint NV (I)	78,490	3,727,490

		13,821,646
Semiconductors & Semiconductor Equipment - 5.16%
Applied Micro Circuits Corp. (I)(L)	392,420	4,112,562
Netlogic Microsystems, Inc. (I)(L)	130,160	3,540,352
Power Integrations, Inc. (L)	86,290	2,778,106
RF Micro Devices, Inc. (I)(L)	171,450	670,370
Skyworks Solutions, Inc. (I)(L)	382,750	6,426,373

		17,527,763
Software - 6.02%
Concur Technologies, Inc. (I)(L)	82,330	3,513,844

164

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
Informatica Corp. (I)	208,240	$4,972,771
Rovi Corp. (I)(L)	81,230	3,079,428
SuccessFactors, Inc. (I)(L)	166,990	3,471,722
TiVo, Inc. (I)	121,520	896,818
Websense, Inc. (I)	237,570	4,490,073

		20,424,656

		90,140,625
Materials - 1.84%
Chemicals - 0.56%
LSB Industries, Inc. (I)	142,120	1,891,617
Containers & Packaging - 1.28%
Silgan Holdings, Inc.	153,250	4,349,235

		6,240,852

TOTAL COMMON STOCKS (Cost $315,728,985)		$324,291,242

INVESTMENT COMPANIES - 1.86%
Financials - 1.86%
iShares Russell 2000 Growth Index Fund (L)	95,000	6,325,100

TOTAL INVESTMENT COMPANIES (Cost $7,133,465)		$6,325,100

SHORT-TERM INVESTMENTS - 33.08%
Repurchase Agreement - 2.39%
Bank of New York Tri-Party Repurchase Agreement date 06/30/2010 at 0.050% to be repurchased at $8,100,011 on 07/01/2010, collateralized by $8,100,000 Government National Mortgage Association, 5.500% due 06/15/2036 (valued at $8,262,000, including interest)	$8,100,000	8,100,000
Securities Lending Collateral - 30.69%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	10,409,255	104,186,232

TOTAL SHORT-TERM INVESTMENTS (Cost $112,276,686)		$112,286,232

Total Investments (Small Cap Growth Trust) (Cost $435,139,136) - 130.48%		$442,902,574
Other assets and liabilities, net - (30.48%)		(103,450,320)

TOTAL NET ASSETS - 100.00%		$339,452,254

Small Cap Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.99%
Consumer Discretionary - 14.72%
Auto Components - 0.90%
Dana Holding Corp. (I)	12,100	$120,989
Dorman Products, Inc. (I)	1,425	28,970
Drew Industries, Inc. (I)	1,556	31,431
Exide Technologies (I)	8,927	46,420
Federal Mogul Corp. (I)	1,916	24,946
Hawk Corp. (I)	200	5,090
Modine Manufacturing Company (I)	8,662	66,524
Motorcar Parts of America, Inc. (I)	1,401	8,938
Shiloh Industries, Inc. (I)	500	4,230
Spartan Motors, Inc.	7,840	32,928
Standard Motor Products, Inc.	3,300	26,631
Superior Industries International, Inc.	7,211	$96,916
TRW Automotive Holdings Corp. (I)	32,200	887,754

		1,381,767
Distributors - 0.06%
Audiovox Corp., Class A (I)	1,334	9,805
Core-Mark Holding Company, Inc. (I)	2,976	81,542
KSW, Inc.	700	2,170

		93,517
Diversified Consumer Services - 0.23%
Collectors Universe, Inc.	335	4,496
Jackson Hewitt Tax Service, Inc. (I)	2,700	3,051
Mac-Gray Corp.	200	2,228
Regis Corp.	9,745	151,730
Service Corp. International	25,542	189,011

		350,516
Hotels, Restaurants & Leisure - 3.95%
Bally Technologies, Inc. (I)(L)	20,243	655,671
Benihana, Inc. (I)	1,100	6,996
Benihana, Inc., Class A (I)	299	1,770
Biglari Holdings, Inc. (I)	380	109,022
BJ’s Restaurants, Inc. (I)(L)	2,637	62,233
Bluegreen Corp. (I)	7,850	23,629
Bob Evans Farms, Inc.	500	12,310
Boyd Gaming Corp. (I)(L)	15,617	132,588
Brinker International, Inc.	47,258	683,351
Canterbury Park Holding Corp. (I)	200	1,520
Churchill Downs, Inc.	2,648	86,854
DineEquity, Inc. (I)	24,498	683,984
Dover Downs Gaming & Entertainment, Inc.	474	1,370
Dover Motorsports, Inc. (I)	400	728
Full House Resorts, Inc. (I)	2,390	7,409
Gaming Partners International Corp.	500	3,190
Gaylord Entertainment Company (I)(L)	8,800	194,392
Great Wolf Resorts, Inc. (I)	6,620	13,770
International Speedway Corp., Class A	600	15,456
Isle of Capri Casinos, Inc. (I)(L)	6,391	59,181
J. Alexander’s Corp. (I)	600	2,928
Lakes Gaming, Inc. (I)	3,980	6,089
Life Time Fitness, Inc. (I)(L)	7,200	228,888
Luby’s, Inc. (I)	6,941	26,723
Marcus Corp.	5,209	49,277
McCormick & Schmick’s Seafood Restaurants, Inc. (I)	3,840	28,646
Monarch Casino & Resort, Inc. (I)	1,050	10,637
Morton’s Restaurant Group, Inc. (I)	1,261	6,532
MTR Gaming Group, Inc. (I)	3,893	6,307
Multimedia Games, Inc. (I)	5,383	24,224
Nathan’s Famous, Inc. (I)	100	1,554
O’Charley’s, Inc. (I)	5,100	27,030
Orient Express Hotels, Ltd., Class A (I)	16,113	119,236
Papa John’s International, Inc. (I)	22,214	513,588
Pinnacle Entertainment, Inc. (I)	11,371	107,570
Red Robin Gourmet Burgers, Inc. (I)	3,800	65,208
Rick’s Cabaret International, Inc. (I)	2,439	19,244
Rubio’s Restaurants, Inc. (I)	1,900	16,093
Ruby Tuesday, Inc. (I)	9,900	84,150
Sonic Corp. (I)	57,812	448,043
Speedway Motorsports, Inc.	7,130	96,683
Texas Roadhouse, Inc., Class A (I)(L)	67,120	847,054
Vail Resorts, Inc. (I)	954	33,304
VCG Holding Corp. (I)	2,200	3,520
Wendy’s/Arby’s Group, Inc., Class A	15,600	62,400

165

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	23,724	$477,801

		6,068,153
Household Durables - 1.18%
Acme United Corp.	733	7,799
Bassett Furniture Industries, Inc. (I)	2,530	10,828
Beazer Homes USA, Inc. (I)(L)	16,400	59,532
Blyth, Inc.	700	23,849
Brookfield Homes Corp. (I)	7,963	53,671
Cavco Industries, Inc. (I)	329	11,574
Craftmade International, Inc. (I)	100	610
Emerson Radio Corp.	4,869	8,277
Ethan Allen Interiors, Inc. (L)	47,947	670,779
Furniture Brands International, Inc. (I)	14,200	74,124
Helen of Troy, Ltd. (I)	834	18,398
Hooker Furniture Corp.	2,555	27,236
Jarden Corp.	9,832	264,186
Kid Brands, Inc. (I)	3,500	24,605
La-Z-Boy, Inc. (I)	7,500	55,725
Lennar Corp., Class A (L)	16,000	222,560
Lennar Corp., Class B	760	8,611
Lifetime Brands, Inc. (I)	1,201	17,559
M/I Homes, Inc. (I)	4,880	47,043
Meritage Homes Corp. (I)	6,500	105,820
Mohawk Industries, Inc. (I)	900	41,184
Palm Harbor Homes, Inc. (I)	286	509
Pulte Group, Inc. (I)	1,581	13,091
Ryland Group, Inc.	759	12,007
Skyline Corp.	1,252	22,549
Stanley Furniture Company, Inc. (I)	1,770	7,186
Toll Brothers, Inc. (I)	200	3,272
Universal Electronics, Inc. (I)	176	2,927

		1,815,511
Internet & Catalog Retail - 0.03%
1-800-Flowers.com, Inc., Class A (I)	2,494	5,138
dELiA*s, Inc. (I)	5,085	7,475
Gaiam, Inc., Class A	2,928	17,773
ValueVision Media, Inc. (I)	6,700	11,859

		42,245
Leisure Equipment & Products - 0.17%
Aldila, Inc. (I)	1,240	4,960
Arctic Cat, Inc. (I)(L)	3,406	31,029
Callaway Golf Company (L)	11,845	71,544
Jakks Pacific, Inc. (I)	400	5,752
Leapfrog Enterprises, Inc. (I)	2,700	10,854
RC2 Corp. (I)	3,193	51,439
Smith & Wesson Holding Corp. (I)(L)	3,256	13,317
Sport Supply Group, Inc.	2,437	32,802
Steinway Musical Instruments, Inc. (I)	1,820	32,378
The Nautilus Group, Inc. (I)	3,568	5,423

		259,498
Media - 1.73%
AH Belo Corp. (I)	5,238	34,780
Alloy, Inc. (I)	3,778	35,438
Ascent Media Corp., Class A (I)	1,396	35,263
Beasley Broadcasting Group, Inc. (I)	502	2,445
Cinemark Holdings, Inc.	3,320	43,658
Clear Channel Outdoor Holdings, Inc., Class A (I)	3,991	34,642
EW Scripps Company (I)	9,787	72,717
Fisher Communications, Inc. (I)	1,962	33,040
Gray Television, Inc. (I)	11,900	28,679
Harte-Hanks, Inc.	1,221	12,759
Journal Communications, Inc. (I)	8,370	$33,229
Lee Enterprises, Inc. (I)	10,296	26,461
Liberty Media - Starz, Series A (Tracking Stock) (I)	502	26,024
Liberty Media Corp -Capital, Series A (I)	10,600	444,246
McClatchy Company, Class A (I)(L)	12,801	46,596
Media General, Inc., Class A (I)(L)	4,653	45,413
Mediacom Communications Corp., Class A (I)	6,100	40,992
New Frontier Media, Inc. (I)	4,684	7,541
Outdoor Channel Holdings, Inc. (I)	1,020	4,763
Radio One, Inc., Class D (I)	2,600	3,328
Salem Communications Corp., Class A (I)	2,700	10,017
The Interpublic Group of Companies, Inc. (I)	118,899	847,750
World Wrestling Entertainment, Inc., Class A (L)	50,255	781,968

		2,651,749
Multiline Retail - 0.35%
99 Cents Only Stores (I)	204	3,019
Dillard’s, Inc., Class A (L)	12,662	272,233
Fred’s, Inc., Class A	2,704	29,906
Retail Ventures, Inc. (I)	10,666	83,408
Saks, Inc. (I)(L)	17,605	133,622
Tuesday Morning Corp. (I)	3,900	15,561

		537,749
Specialty Retail - 3.55%
A.C. Moore Arts & Crafts, Inc. (I)	5,768	13,093
Americas Car-Mart, Inc. (I)	1,468	33,221
Asbury Automotive Group, Inc. (I)	2,400	25,296
Barnes & Noble, Inc. (L)	10,269	132,470
Bebe Stores, Inc.	3,700	23,680
Books-A-Million, Inc.	3,923	23,616
Borders Group, Inc. (I)(L)	13,400	17,822
Brown Shoe Company, Inc.	8,329	126,434
Build A Bear Workshop, Inc. (I)	5,200	35,256
Cabela’s, Inc. (I)(L)	12,999	183,806
Cache, Inc. (I)	3,100	17,608
Casual Male Retail Group, Inc. (I)	4,708	16,101
Charming Shoppes, Inc. (I)	22,128	82,980
Christopher & Banks Corp.	8,648	53,531
Citi Trends, Inc. (I)	23,554	775,869
Collective Brands, Inc. (I)	7,400	116,920
Conn’s, Inc. (I)(L)	5,534	32,540
Destination Maternity Corp. (I)	626	15,838
DSW, Inc., Class A (I)	342	7,681
Foot Locker, Inc.	28,322	357,424
Genesco, Inc. (I)	33,874	891,225
Golfsmith International Holdings, Inc. (I)	1,211	4,057
Group 1 Automotive, Inc. (I)(L)	5,964	140,333
Haverty Furniture Companies, Inc.	4,000	49,160
Hot Topic, Inc.	3,400	17,272
J. Crew Group, Inc. (I)(L)	17,773	654,224
Jo-Ann Stores, Inc. (I)	401	15,042
Lithia Motors, Inc., Class A (L)	3,969	24,528
MarineMax, Inc. (I)	6,391	44,354
New York & Company, Inc. (I)	13,200	30,228
Office Depot, Inc. (I)	16,863	68,127
Pacific Sunwear of California, Inc. (I)	16,100	51,520
Penske Auto Group, Inc. (I)	55,320	628,435
PEP Boys - Manny, Moe & Jack	9,900	87,714
Rent-A-Center, Inc. (I)	5,500	111,430
Shoe Carnival, Inc. (I)	3,453	70,821
Signet Jewelers, Ltd. (I)	1,600	44,000
Stage Stores, Inc.	5,900	63,012

166

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Stein Mart, Inc. (I)	2,700	$16,821
Systemax, Inc.	1,422	21,430
The Finish Line, Inc., Class A	8,484	118,182
The Men’s Wearhouse, Inc.	7,100	130,356
West Marine, Inc. (I)	6,105	66,422

		5,439,879
Textiles, Apparel & Luxury Goods - 2.57%
Carter’s, Inc. (I)	29,397	771,671
Culp, Inc. (I)	130	1,425
Delta Apparel, Inc. (I)	200	2,920
G-III Apparel Group, Ltd. (I)	2,803	64,161
Hanesbrands, Inc. (I)	35,230	847,634
Heelys, Inc. (I)	2,094	5,088
Iconix Brand Group, Inc. (I)	8,341	119,860
Jones Apparel Group, Inc.	12,700	201,295
K-Swiss, Inc., Class A (I)	6,119	68,716
Kenneth Cole Productions, Inc., Class A (I)	1,800	19,818
Lacrosse Footwear, Inc.	344	5,793
Lakeland Industries, Inc. (I)	1,110	10,168
Lazare Kaplan International, Inc. (I)	300	750
Movado Group, Inc. (I)(L)	4,400	46,992
Perry Ellis International, Inc. (I)	3,200	64,640
Phillips-Van Heusen Corp.	28,930	1,338,591
Quiksilver, Inc. (I)	24,200	89,540
RG Barry Corp.	962	10,611
Rocky Brands, Inc. (I)	1,204	7,694
Skechers U.S.A., Inc., Class A (I)	4,128	150,755
Tandy Brands Accessories, Inc. (I)	300	1,080
The Timberland Company, Class A (I)	938	15,149
Unifi, Inc. (I)	9,142	34,922
Unifirst Corp.	1,590	69,992
Weyco Group, Inc.	18	410

		3,949,675

		22,590,259
Consumer Staples - 3.64%
Beverages - 0.26%
Central European Distribution Corp. (I)	6,619	141,514
Coca-Cola Bottling Company Consolidated	305	14,616
Constellation Brands, Inc., Class A (I)	13,959	218,040
Craft Brewers Alliance, Inc. (I)	900	4,140
MGP Ingredients, Inc. (I)	2,200	14,586

		392,896
Food & Staples Retailing - 0.42%
Ingles Markets, Inc.	3,025	45,526
Nash Finch Company	3,447	117,750
Ruddick Corp.	205	6,353
Spartan Stores, Inc.	6,105	83,761
SUPERVALU, Inc.	2,621	28,412
Susser Holdings Corp. (I)	3,656	43,104
The Andersons, Inc.	3,123	101,779
The Pantry, Inc. (I)	3,603	50,838
Weis Markets, Inc.	2,432	80,037
Winn-Dixie Stores, Inc. (I)	9,551	92,072

		649,632
Food Products - 2.60%
B&G Foods, Inc.	9,386	101,181
Chiquita Brands International, Inc. (I)	9,167	111,379
Corn Products International, Inc.	25,458	771,377
Del Monte Foods Company	21,882	314,882
Farmer Brothers Company	555	8,375
Flowers Foods, Inc.	31,588	771,695
Fresh Del Monte Produce, Inc. (I)	6,404	$129,617
HQ Sustainable Maritime Industries, Inc. (I)	2,756	13,780
Imperial Sugar Company	3,400	34,340
Omega Protein Corp. (I)	5,325	21,353
Ralcorp Holdings, Inc. (I)	3,700	202,760
Seneca Foods Corp., Class A (I)	1,100	35,486
Smart Balance, Inc. (I)	5,291	21,640
Smithfield Foods, Inc. (I)(L)	21,163	315,329
Tasty Baking Company	675	4,874
The Hain Celestial Group, Inc. (I)	6,737	135,885
TreeHouse Foods, Inc. (I)(L)	21,889	999,452

		3,993,405
Household Products - 0.02%
Central Garden & Pet Company (I)	1,891	17,983
Central Garden & Pet Company, Class A (I)	538	4,826
Oil-Dri Corp of America	55	1,262

		24,071
Personal Products - 0.20%
CCA Industries, Inc.	1,277	6,832
Elizabeth Arden, Inc. (I)	5,582	81,051
Inter Parfums, Inc.	5,032	71,605
Mannatech, Inc. (I)	2,763	5,498
Natural Alternatives International, Inc. (I)	200	1,270
Nutraceutical International Corp. (I)	2,600	39,676
Parlux Fragrances, Inc. (I)	2,749	4,921
Prestige Brands Holdings, Inc. (I)	14,677	103,913

		314,766
Tobacco - 0.14%
Alliance One International, Inc. (I)(L)	24,064	85,668
Universal Corp. (L)	3,297	130,825

		216,493

		5,591,263
Energy - 8.04%
Energy Equipment & Services - 4.00%
Allis-Chalmers Energy, Inc. (I)	17,558	36,169
Basic Energy Services, Inc. (I)	10,800	83,160
Bolt Technology Corp. (I)	1,328	11,620
Bristow Group, Inc. (I)	6,329	186,073
Bronco Drilling Company, Inc. (I)	7,571	25,363
Cal Dive International, Inc. (I)	9,196	53,797
Complete Production Services, Inc. (I)	71,850	1,027,455
Dawson Geophysical Company (I)	1,325	28,183
Dresser-Rand Group, Inc. (I)	26,165	825,506
ENGlobal Corp. (I)(L)	5,500	11,330
Exterran Holdings, Inc. (I)(L)	8,722	225,115
Geokinetics, Inc. (I)	2,332	8,932
Global Industries, Ltd. (I)	18,100	81,269
Gulf Islands Fabrication, Inc.	3,168	49,167
Gulfmark Offshore, Inc., Class A (I)	4,500	117,900
Helix Energy Solutions Group, Inc. (I)	13,700	147,549
Hercules Offshore, Inc. (I)(L)	15,100	36,693
Hornbeck Offshore Services, Inc. (I)	4,500	65,700
Key Energy Services, Inc. (I)	19,135	175,659
Matrix Service Company (I)	1,610	14,989
Mitcham Industries, Inc. (I)	2,531	17,084
Natural Gas Services Group, Inc. (I)	2,718	41,123
Newpark Resources, Inc. (I)	17,559	106,232
Oceaneering International, Inc. (I)	14,316	642,788
Oil States International, Inc. (I)	8,644	342,130
Omni Energy Services Corp. (I)	4,100	10,947
OYO Geospace Corp. (I)	811	39,317

167

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Parker Drilling Company (I)	21,638	$85,470
Patterson-UTI Energy, Inc.	23,367	300,733
PHI, Inc. (I)	3,660	51,569
Pioneer Drilling Company (I)	13,400	75,978
Rowan Companies, Inc. (I)(L)	11,300	247,922
SEACOR Holdings, Inc. (I)	2,100	148,386
Seahawk Drilling, Inc. (I)	1,232	11,975
Superior Energy Services, Inc. (I)	5,100	95,217
Superior Well Services, Inc. (I)(L)	6,756	112,960
T-3 Energy Services, Inc. (I)	2,579	71,954
TetraTechnologies, Inc. (I)	9,546	86,678
TGC Industries, Inc. (I)	3,906	11,835
Tidewater, Inc.	4,278	165,644
Trico Marine Services, Inc. (I)	4,500	2,250
Union Drilling, Inc. (I)	6,691	36,867
Unit Corp. (I)	4,557	184,969
Willbros Group, Inc. (I)	5,000	37,000

		6,138,657
Oil, Gas & Consumable Fuels - 4.04%
Alon USA Energy, Inc. (L)	6,912	43,960
Approach Resources, Inc. (I)	4,325	29,756
Arena Resources, Inc. (I)	18,994	605,909
Atlas Energy, Inc. (I)	3,864	104,598
ATP Oil & Gas Corp. (I)(L)	9,700	102,723
Berry Petroleum Company, Class A (L)	5,400	138,888
Bill Barrett Corp. (I)	2,400	73,848
Biofuel Energy Corp. (I)	324	418
Clayton Williams Energy, Inc. (I)	767	32,306
Comstock Resources, Inc. (I)	26,565	736,382
Contango Oil & Gas Company (I)	600	26,850
Crosstex Energy, Inc. (I)(L)	9,800	62,818
CVR Energy, Inc. (I)	12,800	96,256
Delek US Holdings, Inc.	8,865	64,715
Double Eagle Petroleum & Mining Company (I)	2,117	8,997
Energy Partners, Ltd. (I)	7,478	91,306
Forest Oil Corp. (I)	31,134	851,826
Frontier Oil Corp.	5,700	76,665
General Maritime Corp.	12,731	76,895
Georesources, Inc. (I)	3,257	45,370
Green Plains Renewable Energy, Inc. (I)	3,600	36,792
Harvest Natural Resources, Inc. (I)(L)	9,145	67,399
HKN, Inc. (I)	1,116	3,493
International Coal Group, Inc. (I)	21,729	83,657
Mariner Energy, Inc. (I)	500	10,740
Overseas Shipholding Group, Inc. (L)	4,700	174,088
Patriot Coal Corp. (I)	13,000	152,750
Penn Virginia Corp. (L)	44,427	893,427
Petroleum Development Corp. (I)	5,520	141,422
Rex Energy Corp. (I)	2,945	29,745
Rosetta Resources, Inc. (I)	4,528	89,700
SM Energy Company	1,000	40,160
Sunoco, Inc.	6,100	212,097
Swift Energy Company (I)	4,000	107,640
Teekay Corp.	7,100	185,807
Tesoro Corp. (L)	20,200	235,734
USEC, Inc. (I)	23,239	110,618
Western Refining, Inc. (I)(L)	12,066	60,692
Whiting Petroleum Corp. (I)	3,700	290,154

		6,196,601

		12,335,258
Financials - 22.68%
Capital Markets - 1.97%
Affiliated Managers Group, Inc. (I)	9,115	$553,919
American Capital, Ltd. (I)(L)	55,500	267,510
Calamos Asset Management, Inc.	800	7,424
Capital Southwest Corp.	902	79,295
Cowen Group, Inc., Class A (I)	991	4,063
GFI Group, Inc.	5,428	30,288
Harris & Harris Group, Inc. (I)	8,038	32,875
International Assets Holding Corp. (I)	687	10,992
Investment Technology Group, Inc. (I)	1,297	20,830
JMP Group, Inc.	3,000	18,570
KBW, Inc. (I)(L)	30,021	643,650
MCG Capital Corp.	22,300	107,709
MF Global Holdings, Ltd. (I)(L)	21,300	121,623
Penson Worldwide, Inc. (I)	6,566	37,032
Piper Jaffray Companies, Inc. (I)	3,800	122,436
Safeguard Scientifics, Inc. (I)	5,150	54,384
Sanders Morris Harris Group, Inc.	317	1,759
SEI Investments Company	40,921	833,152
SWS Group, Inc.	6,700	63,650
Thomas Weisel Partners Group, Inc. (I)	2,789	16,427

		3,027,588
Commercial Banks - 8.57%
1st Source Corp.	2,910	49,237
Ameris Bancorp (I)	3,988	38,523
Associated Banc Corp.	11,700	143,442
BancFirst Corp.	21,301	777,273
Bancorp, Inc. (I)	5,526	43,269
BancTrust Financial Group, Inc. (I)	4,850	17,945
Bank of Florida Corp. (I)(L)	2,454	196
Bank of the Ozarks, Inc.	718	25,467
Banner Corp. (L)	800	1,584
Boston Private Financial Holdings, Inc.	17,873	114,923
Cadence Financial Corp. (I)	600	690
Camden National Corp.	317	8,708
Cape Bancorp, Inc. (I)	551	3,940
Capital City Bank Group, Inc.	3,654	45,237
CapitalSource, Inc.	27,300	129,948
Capitol Bancorp, Ltd. (I)(L)	4,076	5,177
Cardinal Financial Corp.	7,963	73,578
Cascade Financial Corp. (I)	1,636	777
Cathay General Bancorp	13,430	138,732
Center Bancorp, Inc. (L)	2,875	21,793
Center Financial Corp. (I)	4,662	24,009
Centerstate Banks, Inc.	703	7,093
Central Pacific Financial Corp. (I)(L)	5,915	8,873
Chemical Financial Corp.	3,540	77,101
City Holding Company	500	13,940
City National Corp.	1,100	56,353
CoBiz Financial, Inc.	9,546	62,908
Columbia Banking System, Inc.	46,872	855,883
Commerce Bancshares, Inc.	20,145	725,019
Community Bank Systems, Inc. (L)	1,500	33,045
Community Trust Bancorp, Inc.	24,614	617,811
Crescent Financial Corp. (I)	1,656	4,157
CVB Financial Corp. (L)	3,400	32,300
Danvers Bancorp, Inc.	4,000	57,800
East West Bancorp, Inc. (L)	12,390	188,948
Encore Bancshares, Inc. (I)	2,204	21,798
Enterprise Financial Services Corp.	2,969	28,621
Fidelity Southern Corp. (I)	1,503	9,860
Financial Institutions, Inc.	2,988	53,067
First BanCorp/Puerto Rico (I)(L)	9,700	5,141
First Bancorp/Troy NC	2,780	40,282

168

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Busey Corp.	5,529	$25,046
First Commonwealth Financial Corp.	15,940	83,685
First Community Bancshares, Inc.	730	10,724
First Financial Bancorp	1,900	28,405
First Financial Bankshares, Inc. (L)	10,833	520,959
First Financial Corp.	1,071	27,643
First Horizon National Corp. (I)	20,886	239,144
First Merchants Corp.	5,525	46,852
First Midwest Bancorp, Inc. (L)	80,866	983,331
First Security Group, Inc.	3,000	5,760
First South Bancorp, Inc.	1,628	17,273
FirstMerit Corp.	39,552	677,526
FNB Corp. (L)	20,282	162,864
FNB United Corp. (I)(L)	2,500	2,000
Fulton Financial Corp.	21,100	203,615
German American Bancorp, Inc.	400	6,120
Glacier Bancorp, Inc.	3,300	48,411
Great Southern Bancorp, Inc.	711	14,440
Greene County Bancshares, Inc. (I)	2,987	38,144
Hampden Bancorp, Inc.	1,142	10,849
Hampton Roads Bankshares, Inc. (I)(L)	1,900	1,425
Hanmi Financial Corp. (I)(L)	14,796	18,643
Heartland Financial USA, Inc.	1,021	17,643
Heritage Commerce Corp. (I)	2,685	9,532
Home Bancorp, Inc. (I)	451	5,822
Home Bancshares, Inc.	440	10,036
Huntington Bancshares, Inc.	56,153	311,088
IBERIABANK Corp.	771	39,691
Independent Bank Corp. (L)	3,031	74,805
Independent Bank Corp. (L)	2,068	784
International Bancshares Corp. (L)	7,200	120,168
Intervest Bancshares Corp. (I)	1,211	6,600
Investors Bancorp, Inc. (I)	276	3,621
Lakeland Bancorp, Inc.	6,460	55,039
Lakeland Financial Corp.	3,000	59,940
Macatawa Bank Corp. (I)(L)	4,197	5,036
MainSource Financial Group, Inc.	4,725	33,878
MB Financial, Inc.	7,767	142,835
MBT Financial Corp. (I)(L)	3,023	6,862
Mercantile Bank Corp.	1,266	6,798
Metro Bancorp, Inc. (I)	369	4,553
MidSouth Bancorp, Inc.	91	1,162
Nara Bancorp, Inc. (I)	7,339	61,868
National Penn Bancshares, Inc.	24,721	148,573
NBT Bancorp, Inc.	1,200	24,504
NewBridge Bancorp (I)	1,423	4,995
North Valley Bancorp (I)	1,223	2,691
Northfield Bancorp, Inc. (L)	2,228	28,919
Old National Bancorp	16,300	168,868
Old Second Bancorp, Inc. (L)	3,621	7,242
Oriental Financial Group, Inc.	5,700	72,162
Pacific Capital Bancorp (I)(L)	6,843	4,927
Pacific Continental Corp.	100	947
Pacific Mercantile Bancorp (I)	2,510	8,735
PacWest Bancorp (L)	1,300	23,803
Peoples Bancorp, Inc.	2,761	40,035
Pinnacle Financial Partners, Inc. (I)	6,552	84,193
Popular, Inc. (I)	39,400	105,592
Preferred Bank/Los Angeles CA (I)	943	1,971
PrivateBancorp, Inc.	1,300	14,404
Renasant Corp. (L)	5,733	82,269
Republic Bancorp, Inc., Class A	300	6,720
S&T Bancorp, Inc.	800	15,808
Sandy Spring Bancorp, Inc.	4,280	59,963
SCBT Financial Corp.	900	31,698
Seacoast Banking Corp. of Florida (I)(L)	1,900	$2,527
Sierra Bancorp	1,408	16,192
Simmons First National Corp., Class A	400	10,504
Somerset Hills Bancorp	315	2,520
Southern Community Financial Corp. (I)	3,274	7,334
Southside Bancshares, Inc.	700	13,748
Southwest Bancorp, Inc.	3,448	45,824
State Bancorp, Inc.	2,498	23,731
StellarOne Corp.	5,642	72,048
Sterling Bancorp	1,900	17,100
Sterling Bancshares, Inc.	10,763	50,694
Sun Bancorp, Inc. (I)	2,028	7,625
Superior Bancorp (I)(L)	3,137	6,054
Susquehanna Bancshares, Inc. (L)	19,886	165,650
SVB Financial Group (I)	3,000	123,690
Synovus Financial Corp. (L)	47,485	120,612
Taylor Capital Group, Inc. (I)(L)	2,918	37,759
Texas Capital Bancshares, Inc. (I)	1,213	19,893
TIB Financial Corp. (I)(L)	3,025	1,423
Tompkins Financial Corp.	400	15,100
Tower Bancorp, Inc.	471	10,310
TowneBank (L)	1,475	21,417
TriCo Bancshares	700	11,851
Trustmark Corp.	1,400	29,148
Umpqua Holdings Corp.	20,768	238,417
Union First Market Bankshares Corp.	2,984	36,584
United Bankshares, Inc. (L)	2,200	52,668
United Community Banks, Inc. (I)	7,725	30,514
Univest Corp. of Pennsylvania	1,000	17,320
Virginia Commerce Bancorp, Inc. (I)	6,651	41,569
Washington Banking Company	2,041	26,104
Washington Trust Bancorp, Inc.	3,506	59,742
Webster Financial Corp.	13,253	237,759
WesBanco, Inc.	5,741	96,736
West Bancorp, Inc. (I)	300	2,043
West Coast Bancorp (I)	395	1,007
Western Alliance Bancorp (I)	13,998	100,366
Whitney Holding Corp.	18,156	167,943
Wilmington Trust Corp.	9,000	99,810
Wilshire Bancorp, Inc.	5,661	49,534
Wintrust Financial Corp.	4,248	141,628
Yadkin Valley Financial Corp. (I)	3,532	11,938
Zions Bancorporation (L)	58,019	1,251,470

		13,149,993
Consumer Finance - 0.53%
Advance America Cash Advance Centers, Inc.	4,800	19,824
AmeriCredit Corp. (I)(L)	22,249	405,377
Cash America International, Inc.	4,000	137,080
CompuCredit Holdings Corp. (L)	9,044	35,814
Nelnet, Inc., Class A	6,128	118,148
The First Marblehead Corp. (I)(L)	19,073	44,822
The Student Loan Corp.	2,422	58,322

		819,387
Diversified Financial Services - 0.27%
Asset Acceptance Capital Corp. (I)	4,739	19,619
Asta Funding, Inc.	3,625	35,779
FirstCity Financial Corp. (I)	2,100	13,986
Interactive Brokers Group, Inc., Class A (I)	1,200	19,920
Marlin Business Services Corp. (I)	1,496	18,087
Medallion Financial Corp.	1,450	9,570
MicroFinancial, Inc.	400	1,396
NewStar Financial, Inc. (I)	10,609	67,473
PHH Corp. (I)(L)	9,966	189,753

169

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
PICO Holdings, Inc. (I)	723	$21,668
Resource America, Inc.	3,450	13,283

		410,534
Insurance - 7.36%
21st Century Holding Company	1,090	4,109
Affirmative Insurance Holdings, Inc. (I)	3,500	13,965
Alleghany Corp. (I)	914	268,076
Allied World Assurance Company Holdings, Ltd.	4,000	181,520
Alterra Capital Holdings, Ltd.	10,709	201,115
American Equity Investment Life Holding Company (L)	12,778	131,869
American Financial Group, Inc.	12,939	353,493
American National Insurance Company	2,550	206,474
American Physicians Capital, Inc.	500	15,425
American Safety Insurance Holdings, Ltd. (I)	2,457	38,624
AMERISAFE, Inc. (I)	2,200	38,610
Amtrust Financial Services, Inc.	3,300	39,732
Arch Capital Group, Ltd. (I)	2,193	163,379
Argo Group International Holdings, Ltd.	4,128	126,276
Arthur J. Gallagher & Company	28,517	695,244
Aspen Insurance Holdings, Ltd.	15,800	390,892
Assurant, Inc.	9,300	322,710
Assured Guaranty, Ltd.	13,700	181,799
Axis Capital Holdings, Ltd.	1,096	32,573
Citizens, Inc., Class A (I)(L)	2,024	13,480
CNA Surety Corp. (I)	8,459	135,936
CNO Financial Group, Inc. (I)	25,800	127,710
Delphi Financial Group, Inc., Class A	7,800	190,398
Donegal Group, Inc.	5,281	64,903
Eastern Insurance Holdings, Inc. (L)	2,742	29,120
EMC Insurance Group, Inc.	1,920	42,106
Employers Holdings, Inc.	1,400	20,622
Endurance Specialty Holdings, Ltd.	7,400	277,722
Enstar Group, Ltd. (I)	1,114	74,014
FBL Financial Group, Inc., Class A	5,034	105,714
Fidelity National Financial, Inc., Class A	12,300	159,777
First Acceptance Corp. (I)	7,986	13,656
First American Financial Corp.	11,608	147,189
First Mercury Financial Corp.	3,625	38,353
Flagstone Reinsurance Holdings SA	15,800	170,956
FPIC Insurance Group, Inc. (I)	20,597	528,313
Greenlight Capital Re, Ltd., Class A (I)	1,100	27,709
Hallmark Financial Services, Inc. (I)	5,422	53,949
Hanover Insurance Group, Inc.	21,392	930,552
Harleysville Group, Inc.	2,576	79,933
HCC Insurance Holdings, Inc.	8,900	220,364
Hilltop Holdings, Inc. (I)	10,034	100,440
Horace Mann Educators Corp.	6,694	102,418
Independence Holding Company	3,699	22,083
MBIA, Inc. (I)(L)	36,546	205,023
Meadowbrook Insurance Group, Inc.	10,879	93,886
Mercer Insurance Group, Inc.	1,412	23,891
Montpelier Re Holdings, Ltd.	12,380	184,833
National Financial Partners Corp. (I)	10,111	98,784
National Interstate Corp.	726	14,389
Old Republic International Corp.	18,816	228,238
OneBeacon Insurance Group, Ltd.	2,200	31,504
Platinum Underwriters Holdings, Ltd.	3,800	137,902
ProAssurance Corp. (I)	3,800	215,688
Protective Life Corp.	4,919	105,217
Reinsurance Group of America, Inc.	8,574	391,918
RenaissanceRe Holdings, Ltd.	6,800	382,636
RLI Corp.	700	36,757
Safety Insurance Group, Inc.	2,750	$101,805
SeaBright Holdings, Inc.	2,401	22,761
StanCorp Financial Group, Inc.	3,400	137,836
State Auto Financial Corp.	3,712	57,573
Stewart Information Services Corp.	3,766	33,969
The Navigators Group, Inc. (I)	900	37,017
The Phoenix Companies, Inc. (I)	22,438	47,344
Tower Group, Inc.	1,625	34,986
Transatlantic Holdings, Inc.	9,141	438,402
United America Indemnity, Ltd.	5,891	43,358
United Fire & Casualty Company	1,985	39,343
Unitrin, Inc.	10,335	264,576
Universal Insurance Holdings, Inc.	1,713	7,160
Validus Holdings, Ltd.	12,415	303,174
White Mountains Insurance Group, Ltd.	1,540	499,268

		11,302,540
Real Estate Investment Trusts - 2.38%
Alexandria Real Estate Equities, Inc. (L)	10,624	673,243
Digital Realty Trust, Inc. (L)	15,600	899,808
LaSalle Hotel Properties (L)	45,491	935,750
Senior Housing Properties Trust	30,469	612,732
Universal Health Realty Income Trust	16,639	534,611

		3,656,144
Real Estate Management & Development - 0.13%
Avatar Holdings, Inc. (I)	1,856	35,598
Forest City Enterprises, Inc., Class A (I)(L)	12,002	135,863
Market Leader, Inc. (I)	700	1,379
Thomas Properties Group, Inc.	4,600	15,226
ZipRealty, Inc. (I)	900	2,349

		190,415
Thrifts & Mortgage Finance - 1.47%
Abington Bancorp, Inc.	6,040	52,669
Astoria Financial Corp. (L)	18,372	252,799
Atlantic Coast Federal Corp. (I)	539	1,612
B of I Holding, Inc. (I)	2,689	37,969
Bank Mutual Corp.	1,861	10,570
BankAtlantic Bancorp, Inc. (I)(L)	7,440	10,416
BankFinancial Corp.	5,239	43,536
Beneficial Mutual Bancorp, Inc. (I)	1,090	10,769
Berkshire Hill Bancorp, Inc.	2,576	50,180
Brookline Bancorp, Inc.	6,000	53,280
Dime Community Bancshares	3,100	38,223
Doral Financial Corp. (I)(L)	5,700	13,908
ESSA Bancorp, Inc.	4,151	51,099
Federal Agricultural Mortgage Corp., Class C	1,613	22,630
First Defiance Financial Corp.	751	6,714
First Financial Holdings, Inc.	3,200	36,640
First Financial Northwest, Inc.	2,425	9,603
First Niagara Financial Group, Inc.	21,700	271,901
First Place Financial Corp.	400	1,200
Flushing Financial Corp.	8,542	104,469
Home Federal Bancorp, Inc.	3,975	50,204
Hopfed Bancorp, Inc.	400	3,612
K-Fed Bancorp (L)	2,409	21,874
Legacy Bancorp, Inc.	2,286	20,163
Louisiana Bancorp, Inc. (I)	100	1,401
Meridian Interstate Bancorp, Inc. (I)	2,279	24,841
MGIC Investment Corp. (I)(L)	23,698	163,279
New England Bancshares, Inc.	100	769
NewAlliance Bancshares, Inc.	19,791	221,857
Northeast Community Bancorp, Inc. (L)	1,932	11,070
Northwest Bancshares, Inc.	3,468	39,778
OceanFirst Financial Corp.	1,700	20,519

170

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Ocwen Financial Corp. (I)	12,954	$132,001
Provident Financial Holdings, Inc.	1,778	8,534
Radian Group, Inc.	18,184	131,652
Riverview Bancorp, Inc. (I)	500	1,225
Roma Financial Corp.	200	2,172
Rome Bancorp, Inc.	698	6,484
The PMI Group, Inc. (I)	22,100	63,869
TierOne Corp. (I)(L)	2,328	161
Tree.com, Inc. (I)	2,870	18,138
United Financial Bancorp, Inc.	4,437	60,565
United Western Bancorp, Inc.	1,286	1,029
Washington Federal, Inc.	7,300	118,114
Waterstone Financial, Inc. (I)	2,000	6,820
Westfield Financial, Inc.	5,777	48,122

		2,258,440

		34,815,041
Health Care - 10.02%
Biotechnology - 0.30%
Celera Corp. (I)	15,238	99,809
Infinity Pharmaceuticals, Inc. (I)	400	2,364
InterMune, Inc. (I)	21,286	199,024
Martek Biosciences Corp. (I)(L)	4,107	97,377
Maxygen, Inc. (I)	9,000	49,770
MediciNova, Inc. (I)	500	2,375
Progenics Pharmaceuticals, Inc. (I)	2,677	14,670
Spectrum Pharmaceuticals, Inc. (I)	396	1,552

		466,941
Health Care Equipment & Supplies - 2.11%
Analogic Corp.	600	27,306
AngioDynamics, Inc. (I)	5,961	87,925
Anika Therapeutics, Inc. (I)	3,550	20,910
Cantel Medical Corp.	2,286	38,176
Cardiac Science Corp. (I)	500	490
CONMED Corp. (I)	3,500	65,205
Cutera, Inc. (I)	3,480	32,051
Cynosure, Inc. (I)	2,539	27,345
Digirad Corp. (I)	3,100	6,479
Exactech, Inc. (I)	539	9,206
Greatbatch, Inc. (I)	3,670	81,878
HealthTronics, Inc. (I)(L)	11,883	57,395
Invacare Corp. (L)	37,077	768,977
Inverness Medical Innovations, Inc.	13,675	364,576
LeMaitre Vascular, Inc. (I)	700	3,920
Medical Action Industries, Inc. (I)	800	9,592
Misonix, Inc. (I)	500	1,050
Natus Medical, Inc. (I)	500	8,145
Osteotech, Inc. (I)	4,027	12,766
Otix Global, Inc. (I)	700	2,800
Palomar Medical Technologies, Inc. (I)	300	3,357
RTI Biologics, Inc. (I)	13,163	38,568
Solta Medical, Inc. (I)	2,900	5,510
Spectranetics Corp. (I)	269	1,393
Symmetry Medical, Inc. (I)	8,474	89,316
Synovis Life Technologies, Inc. (I)	700	10,696
Teleflex, Inc.	2,563	139,120
The Cooper Companies, Inc. (L)	31,758	1,263,651
TomoTherapy, Inc. (I)	11,111	35,333
TranS1, Inc. (I)	400	1,044
Wright Medical Group, Inc. (I)	200	3,322
Young Innovations, Inc.	500	14,075
Zoll Medical Corp. (I)	500	13,550

		3,245,127
Health Care Providers & Services - 4.33%
Air Methods Corp. (I)	496	$14,756
Allied Healthcare International, Inc. (I)	11,800	27,376
American Dental Partners, Inc. (I)	3,854	46,672
AMERIGROUP Corp. (I)	200	6,496
AMN Healthcare Services, Inc. (I)	4,149	31,035
AmSurg Corp. (I)	5,807	103,481
Animal Health International, Inc. (I)	601	1,490
Assisted Living Concepts, Inc. (I)	2,724	80,603
Brookdale Senior Living, Inc. (I)	8,594	128,910
Capital Senior Living Corp. (I)	7,026	34,919
Centene Corp. (I)	1,000	21,500
Community Health Systems, Inc. (I)	14,200	480,102
Continucare Corp. (I)	2,509	8,405
Coventry Health Care, Inc. (I)	17,000	300,560
Cross Country Healthcare, Inc. (I)	784	7,048
Dynacq Healthcare, Inc. (I)	600	1,404
Emdeon, Inc., Class A (I)	46,483	582,432
Five Star Quality Care, Inc. (I)	7,280	21,986
Gentiva Health Services, Inc. (I)	29,259	790,286
Hanger Orthopedic Group, Inc. (I)	5,652	101,510
Health Net, Inc. (I)	17,388	423,746
Healthspring, Inc. (I)	11,200	173,712
Healthways, Inc. (I)	977	11,646
Integramed America, Inc. (I)	720	5,846
inVentiv Health, Inc. (I)	5,862	150,067
Kindred Healthcare, Inc. (I)	500	6,420
LCA-Vision, Inc. (I)	587	3,252
LifePoint Hospitals, Inc. (I)	5,543	174,050
Magellan Health Services, Inc. (I)	800	29,056
MedCath Corp. (I)	5,021	39,465
Molina Healthcare, Inc. (I)	4,209	121,219
Nighthawk Radiology Holdings, Inc. (I)	5,420	14,038
Novamed, Inc. (I)	1,723	14,304
Omnicare, Inc.	8,600	203,820
Owens & Minor, Inc.	24,181	686,257
PDI, Inc. (I)	619	5,125
PharMerica Corp. (I)	700	10,262
Prospect Medical Holdings, Inc. (I)	2,039	12,336
Psychiatric Solutions, Inc. (I)(L)	4,500	147,240
RehabCare Group, Inc. (I)	217	4,726
Res-Care, Inc. (I)	4,011	38,746
Skilled Healthcare Group, Inc. (I)	1,100	7,469
Sun Healthcare Group, Inc. (I)	12,800	103,424
SunLink Health Systems, Inc. (I)	100	225
The Ensign Group, Inc.	703	11,614
Triple-S Management Corp., Class B (I)	3,809	70,657
Universal American Financial Corp. (I)	14,475	208,440
Universal Health Services, Inc., Class B	28,326	1,080,637
WellCare Health Plans, Inc. (I)	3,800	90,212

		6,638,982
Health Care Technology - 0.45%
ADAM, Inc. (I)	156	498
Arrhythmia Research Technology, Inc.	200	958
HealthStream, Inc. (I)	112	515
Omnicell, Inc. (I)	54,643	638,777
Vital Images, Inc. (I)	4,060	51,765

		692,513
Life Sciences Tools & Services - 0.94%
Accelrys, Inc. (I)	938	6,050
Affymetrix, Inc. (I)	5,200	30,680
BioClinica, Inc. (I)	3,300	13,530
Cambrex Corp. (I)	4,802	15,126
Dionex Corp. (I)	10,703	796,945

171

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Enzo Biochem, Inc. (I)	1,654	$6,732
eResearch Technology, Inc. (I)	62,962	496,141
Harvard Bioscience, Inc. (I)	4,928	17,544
Kendle International, Inc. (I)	4,100	47,232
Medtox Scientific, Inc. (I)	1,011	12,435

		1,442,415
Pharmaceuticals - 1.89%
Adolor Corp. (I)	6,517	7,104
Biovail Corp. (L)	52,774	1,015,372
BMP Sunstone Corp. (I)	4,758	24,504
Caraco Pharmaceutical Laboratories, Ltd. (I)	726	3,427
K-V Pharmaceutical Company, Class A (I)	9,404	7,899
King Pharmaceuticals, Inc. (I)	8,502	64,530
Lannett Company, Inc. (I)	350	1,600
Medicis Pharmaceutical Corp., Class A	2,410	52,731
Par Pharmaceutical Companies, Inc. (I)	2,725	70,741
Viropharma, Inc. (I)	82,156	920,969
Vivus, Inc. (I)(L)	75,712	726,835

		2,895,712

		15,381,690
Industrials - 16.70%
Aerospace & Defense - 1.96%
AAR Corp. (I)(L)	43,432	727,052
Aerovironment, Inc. (I)(L)	17,965	390,379
Allied Defense Group, Inc. (I)	1,300	4,914
Argon ST, Inc. (I)	800	27,432
Ascent Solar Technologies, Inc. (I)(L)	5,033	13,740
BE Aerospace, Inc. (I)	19,200	488,256
Ceradyne, Inc. (I)	4,747	101,443
CPI Aerostructures, Inc. (I)	966	9,515
Curtiss-Wright Corp.	19,357	562,127
Ducommun, Inc.	2,544	43,502
Esterline Technologies Corp. (I)	5,248	249,018
Innovative Solutions & Support, Inc. (I)	2,300	10,120
Kratos Defense & Security Solutions, Inc. (I)	1,000	10,500
Ladish Company, Inc. (I)	1,632	37,079
LMI Aerospace, Inc. (I)	3,095	48,808
Moog, Inc., Class A (I)	2,700	87,021
SIFCO Industries, Inc.	1,000	10,700
Sparton Corp. (I)	1,800	9,054
Sypris Solutions, Inc. (I)	801	3,212
Triumph Group, Inc.	2,579	171,839

		3,005,711
Air Freight & Logistics - 0.65%
Air Transport Services Group, Inc. (I)	2,800	13,328
Atlas Air Worldwide Holdings, Inc. (I)	3,546	168,435
Pacer International, Inc. (I)(L)	7,222	50,482
Park-Ohio Holdings Corp. (I)	1,573	22,635
UTI Worldwide, Inc.	59,965	742,367

		997,247
Airlines - 0.75%
AirTran Holdings, Inc. (I)(L)	489	2,372
Alaska Air Group, Inc. (I)	600	26,970
Allegiant Travel Company (L)	14,591	622,890
Continental Airlines, Inc., Class B (I)(L)	12,034	264,748
ExpressJet Holdings, Inc. (I)	3,850	10,010
JetBlue Airways Corp. (I)(L)	14,900	81,801
Pinnacle Airlines Corp. (I)	4,230	23,011
Republic Airways Holdings, Inc. (I)	619	3,782
Skywest, Inc.	9,577	117,031

		1,152,615
Building Products - 0.76%
A.O. Smith Corp.	900	$43,371
American Woodmark Corp.	1,592	27,223
Ameron International Corp.	1,477	89,107
Apogee Enterprises, Inc.	7,784	84,301
Armstrong World Industries, Inc. (I)	4,700	141,846
Gibraltar Industries, Inc. (I)	5,909	59,681
Griffon Corp. (I)	11,438	126,504
Insteel Industries, Inc.	1,465	17,023
Owens Corning, Inc. (I)	10,608	317,285
PGT, Inc. (I)	3,138	8,065
Quanex Building Products Corp.	700	12,103
Simpson Manufacturing Company, Inc.	1,100	27,005
Universal Forest Products, Inc.	1,665	50,466
US Home Systems, Inc. (I)	656	1,745
USG Corp. (I)(L)	13,460	162,597

		1,168,322
Commercial Services & Supplies - 2.28%
ABM Industries, Inc. (L)	47,889	1,003,275
American Reprographics Company (I)	2,281	19,913
ATC Technology Corp. (I)	789	12,719
Bowne & Company, Inc.	5,833	65,446
Casella Waste Systems, Inc., Class A (I)	5,845	22,328
CECO Environmental Corp. (I)	3,710	17,363
Consolidated Graphics, Inc. (I)	2,300	99,452
Cornell Companies, Inc. (I)	3,414	91,734
Courier Corp.	1,278	15,604
EnergySolutions, Inc.	6,100	31,049
Ennis, Inc.	4,329	64,978
G & K Services, Inc., Class A	600	12,390
Innerworkings, Inc. (I)	2,922	19,957
Intersections, Inc. (I)	3,791	15,733
Kimball International, Inc., Class B	3,913	21,639
M&F Worldwide Corp. (I)	1,700	46,070
McGrath Rentcorp	1,390	31,664
Metalico, Inc. (I)	6,700	26,666
Mobile Mini, Inc. (I)(L)	6,846	111,453
Multi-Color Corp.	200	2,048
Schawk, Inc., Class A	3,240	48,438
Steelcase, Inc., Class A	11,690	90,598
SYKES Enterprises, Inc. (I)	652	9,278
Team, Inc. (I)	47,793	623,699
The Geo Group, Inc. (I)	1,500	31,125
United Stationers, Inc. (I)	700	38,129
Versar, Inc. (I)	2,242	7,174
Viad Corp.	5,995	105,812
Virco Manufacturing Corp.	1,200	3,600
Waste Connections, Inc. (I)	21,286	742,669
Waste Services, Inc. (I)	5,435	63,372
WCA Waste Corp. (I)	1,000	4,460

		3,499,835
Construction & Engineering - 0.37%
Comfort Systems USA, Inc.	2,691	25,995
Dycom Industries, Inc. (I)	7,264	62,107
Granite Construction, Inc.	1,300	30,654
Great Lakes Dredge & Dock Corp.	14,511	87,066
Insituform Technologies, Inc., Class A (I)	1,700	34,816
Integrated Electrical Services, Inc. (I)	620	2,164
Layne Christensen Company (I)	3,712	90,090
MasTec, Inc. (I)	1,800	16,920
Northwest Pipe Company (I)	2,200	41,800
Pike Electric Corp. (I)	1,704	16,052
Sterling Construction Company, Inc. (I)	200	2,588

172

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Tutor Perini Corp. (I)(L)	9,135	$150,545

		560,797
Electrical Equipment - 1.99%
Allied Motion Technologies, Inc. (I)	400	1,816
Baldor Electric Company (L)	29,663	1,070,241
Belden, Inc.	34,139	751,058
BTU International, Inc. (I)	1,318	7,658
C & D Technologies, Inc. (I)(L)	3,440	3,031
Chase Corp.	1,174	13,419
Encore Wire Corp.	600	10,914
EnerSys, Inc. (I)	2,536	54,194
Evergreen Solar, Inc. (I)(L)	18,714	12,763
Franklin Electric Company, Inc.	800	23,056
GrafTech International, Ltd. (I)	64,085	936,923
Hoku Corp. (I)(L)	1,633	5,454
LaBarge, Inc. (I)	300	3,423
LSI Industries, Inc.	3,335	16,275
Ocean Power Technologies, Inc. (I)	2,629	13,618
Orion Energy Systems, Inc. (I)	941	2,964
Polypore International, Inc. (I)	2,476	56,304
PowerSecure International, Inc. (I)	4,220	38,360
SL Industries, Inc. (I)	1,600	19,200
Technology Research Corp.	1,197	6,069

		3,046,740
Industrial Conglomerates - 0.05%
Standex International Corp.	3,105	78,712
Machinery - 3.89%
Actuant Corp., Class A	2,100	39,543
AGCO Corp. (I)	3,700	99,789
Alamo Group, Inc.	2,891	62,735
Albany International Corp., Class A	3,434	55,596
American Railcar Industries, Inc. (I)	4,208	50,833
Ampco-Pittsburgh Corp.	789	16,435
Astec Industries, Inc. (I)	800	22,184
Barnes Group, Inc.	2,420	39,664
Briggs & Stratton Corp.	8,327	141,726
Cascade Corp.	1,981	70,543
Chart Industries, Inc. (I)	4,442	69,206
CIRCOR International, Inc.	809	20,694
Columbus McKinnon Corp. (I)	3,811	53,240
EnPro Industries, Inc. (I)	1,000	28,150
Federal Signal Corp.	8,088	48,852
Flow International Corp. (I)	6,450	15,222
FreightCar America, Inc.	2,500	56,550
Gardner Denver, Inc.	19,054	849,618
Gencor Industries, Inc. (I)	1,400	10,976
Greenbrier Companies, Inc. (I)	4,503	50,434
Hardinge, Inc.	2,200	18,744
Hurco Companies, Inc. (I)(L)	1,700	25,245
IDEX Corp.	26,742	764,019
Kaydon Corp.	1,200	39,432
Key Technology, Inc. (I)	641	8,654
L.B. Foster Company (I)	450	11,664
Lydall, Inc. (I)	1,200	9,168
Met-Pro Corp.	1,956	21,047
MFRI, Inc. (I)	1,100	6,600
Miller Industries, Inc.	3,214	43,293
Mueller Industries, Inc.	1,248	30,701
Mueller Water Products, Inc.	19,856	73,666
NACCO Industries, Inc., Class A	1,500	133,140
NN, Inc. (I)	1,624	8,120
Portec Rail Products, Inc.	1,659	18,879
Robbins & Myers, Inc.	1,400	30,436
Sauer-Danfoss, Inc. (I)	2,258	$27,593
Terex Corp. (I)	1,402	26,273
The Manitowoc Company, Inc.	19,100	174,574
Timken Company	4,333	112,615
Titan International, Inc. (L)	100,113	998,127
Trinity Industries, Inc. (L)	43,092	763,590
Twin Disc, Inc.	2,677	30,411
Valmont Industries, Inc.	9,691	704,148
Wabash National Corp. (I)	1,596	11,348
Watts Water Technologies, Inc., Class A	2,867	82,168

		5,975,645
Marine - 0.26%
Alexander & Baldwin, Inc.	7,696	229,187
Eagle Bulk Shipping, Inc. (I)(L)	13,705	57,835
Genco Shipping & Trading, Ltd. (I)(L)	6,900	103,431
Horizon Lines, Inc.	3,783	16,002

		406,455
Professional Services - 0.33%
Barrett Business Services, Inc.	2,478	30,727
CDI Corp.	5,470	84,949
CRA International, Inc. (I)	2,218	41,765
Franklin Covey Company (I)	3,500	22,750
GP Strategies Corp. (I)	3,946	28,648
Heidrick & Struggles International, Inc.	1,508	34,413
Hudson Highland Group, Inc. (I)	4,800	21,120
Kelly Services, Inc., Class A (I)	6,107	90,811
Korn/Ferry International (I)	1,251	17,389
LECG Corp. (I)	5,738	14,919
Manpower, Inc.	40	1,727
National Technical Systems, Inc.	1,003	7,262
On Assignment, Inc. (I)	9,160	46,075
RCM Technologies, Inc. (I)	300	1,341
School Specialty, Inc. (I)	2,153	38,905
The Dolan Company (I)	614	6,828
Volt Information Sciences, Inc. (I)	2,445	20,538

		510,167
Road & Rail - 1.80%
AMERCO, Inc. (I)	3,651	200,988
Arkansas Best Corp.	1,458	30,254
Avis Budget Group, Inc. (I)(L)	18,000	176,760
Celadon Group, Inc. (I)	2,764	39,083
Covenant Transport, Inc. (I)	921	6,217
Dollar Thrifty Automotive Group, Inc. (I)	4,000	170,440
Frozen Food Express Industries (I)	800	2,800
Genesee & Wyoming, Inc., Class A (I)	1,300	48,503
Landstar System, Inc.	19,116	745,333
Marten Transport, Ltd. (I)	2,306	47,919
Old Dominion Freight Lines, Inc. (I)	25,568	898,460
P.A.M. Transportation Services, Inc. (I)	2,546	38,266
Ryder Systems, Inc.	7,700	309,771
Universal Truckload Services, Inc. (I)	174	2,424
USA Truck, Inc. (I)	2,476	39,913

		2,757,131
Trading Companies & Distributors - 1.61%
Aceto Corp.	4,979	28,530
Aircastle, Ltd.	14,651	115,010
Applied Industrial Technologies, Inc.	4,193	106,167
Beacon Roofing Supply, Inc. (I)	48,688	877,358
CAI International, Inc. (I)	3,200	38,080
DXP Enterprises, Inc. (I)	2,094	32,771
GATX Corp.	7,998	213,387
H&E Equipment Services, Inc. (I)	9,156	68,578

173

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Interline Brands, Inc. (I)	5,656	$97,792
Lawson Products, Inc.	248	4,211
Rush Enterprises, Inc., Class A (I)	2,814	37,595
Rush Enterprises, Inc., Class B (I)	41,074	478,512
TAL International Group, Inc.	6,350	142,685
Titan Machinery, Inc. (I)	4,708	61,816
United Rentals, Inc. (I)	12,406	115,624
WESCO International, Inc. (I)	1,718	57,845

		2,475,961

		25,635,338
Information Technology - 14.92%
Communications Equipment - 2.30%
Anaren, Inc. (I)	200	2,988
Aviat Networks, Inc. (I)	10,732	38,957
Aware, Inc. (I)	4,448	10,408
Bel Fuse, Inc., Class B	2,381	39,310
Black Box Corp.	2,313	64,510
CommScope, Inc. (I)	9,500	225,815
Communications Systems, Inc.	2,000	20,840
Comtech Telecommunications Corp. (I)(L)	19,633	587,616
Digi International, Inc. (I)	2,691	22,255
EchoStar Corp., Class A (I)	3,985	76,034
EMS Technologies, Inc. (I)	2,104	31,602
Emulex Corp. (I)	2,523	23,161
EndWave Corp. (I)	2,500	8,250
Globecomm Systems, Inc. (I)	5,396	44,517
Harmonic, Inc. (I)	6,700	36,448
Hughes Communications, Inc. (I)	1,389	33,794
JDS Uniphase Corp. (I)	98,291	967,183
KVH Industries, Inc. (I)	2,781	34,540
Loral Space & Communications, Inc. (I)	2,607	111,371
NETGEAR, Inc. (I)	1,213	21,640
Network Engines, Inc. (I)	200	542
Network Equipment Technologies, Inc. (I)	897	3,131
Occam Networks, Inc. (I)	2,350	13,066
Oplink Communications, Inc. (I)	1,719	24,633
OpNext, Inc. (I)	14,100	23,265
Optelecom-NKF, Inc. (I)	21	30
Optical Cable Corp. (I)	931	2,653
Orbcomm, Inc. (I)	10,840	19,729
Performance Technologies, Inc. (I)	2,000	4,960
Relm Wireless Corp. (I)	3,600	7,632
Seachange International, Inc. (I)	4,000	32,920
Sycamore Networks, Inc.	5,591	92,922
Symmetricom, Inc. (I)	1,100	5,599
Tellabs, Inc.	120,138	767,682
Telular Corp. (I)	2,488	7,489
Tollgrade Communications, Inc. (I)	2,100	13,230
UTStarcom, Inc. (I)(L)	34,313	63,136
Viasat, Inc. (I)	1,300	42,328

		3,526,186
Computers & Peripherals - 0.32%
ActivIdentity Corp. (I)	8,371	15,989
Avid Technology, Inc. (I)	7,045	89,683
Concurrent Computer Corp. (I)	2,253	10,409
Cray, Inc. (I)	2,600	14,508
Datalink Corp. (I)	2,700	10,854
Electronics for Imaging, Inc. (I)	9,309	90,763
Hutchinson Technology, Inc. (I)	6,862	29,712
Hypercom Corp. (I)	466	2,162
Imation Corp. (I)	6,835	62,814
Intermec, Inc. (I)	900	9,225
Interphase Corp. (I)	940	1,457
Intevac, Inc. (I)	4,826	$51,493
KEY Tronic Corp. (I)	1,900	9,785
Novatel Wireless, Inc. (I)	3,500	20,090
Presstek, Inc. (I)	6,291	22,207
Rimage Corp. (I)	780	12,347
Silicon Graphics International Corp. (I)	5,318	37,651
Transact Technologies, Inc. (I)	361	2,635

		493,784
Electronic Equipment, Instruments & Components - 3.44%
Arrow Electronics, Inc. (I)	16,966	379,190
AVX Corp.	14,100	180,762
Benchmark Electronics, Inc. (I)	12,443	197,222
Checkpoint Systems, Inc. (I)	5,678	98,570
Chyron International Corp. (I)	200	388
Cogent, Inc. (I)	1,900	17,119
Cognex Corp.	1,097	19,285
Coherent, Inc. (I)	1,177	40,371
CPI International, Inc. (I)	4,354	67,879
Daktronics, Inc.	600	4,500
DDi Corp.	4,830	36,370
Electro Rent Corp.	5,882	75,231
FARO Technologies, Inc. (I)	1,572	29,412
Gerber Scientific, Inc. (I)	6,371	34,085
ICx Technologies, Inc. (I)	3,577	26,112
ID Systems, Inc. (I)	1,225	3,246
Ingram Micro, Inc., Class A (I)	73,803	1,121,068
Insight Enterprises, Inc. (I)	7,349	96,713
IntriCon Corp. (I)	100	511
L-1 Identity Solutions, Inc. (I)	17,405	142,547
Littelfuse, Inc. (I)	2,934	92,744
LoJack Corp. (I)	1,788	6,598
Measurement Specialties, Inc. (I)	3,388	46,416
Mercury Computer Systems, Inc. (I)	1,129	13,243
Methode Electronics, Inc.	9,394	91,498
Multi-Fineline Electronix, Inc. (I)	786	19,619
NU Horizons Electronics Corp. (I)	2,100	6,426
OSI Systems, Inc. (I)	37,544	1,042,597
PAR Technology Corp. (I)	3,500	17,990
Park Electrochemical Corp.	631	15,403
PC Connection, Inc. (I)	400	2,424
PC Mall, Inc. (I)(L)	3,055	12,220
Perceptron, Inc. (I)	1,608	7,075
Planar Systems, Inc. (I)	5,100	8,721
RadiSys Corp. (I)	5,279	50,256
Richardson Electronics, Ltd.	3,626	32,634
Rofin-Sinar Technologies, Inc. (I)	18,740	390,167
Rogers Corp. (I)	3,000	83,310
Scansource, Inc. (I)	600	14,958
Smart Modular Technologies (WWH), Inc. (I)	14,161	82,842
Spectrum Control, Inc. (I)	3,255	45,505
SYNNEX Corp. (I)	2,000	51,240
Tech Data Corp. (I)	8,014	285,459
Tessco Technologies, Inc.	1,950	32,565
TTM Technologies, Inc. (I)	4,494	42,693
Viasystems Group, Inc. (I)	320	4,726
Vicon Industries, Inc. (I)	126	519
Vishay Intertechnology, Inc. (I)	23,142	179,119
X-Rite, Inc. (I)	3,846	14,192
Zygo Corp. (I)	2,603	21,110

		5,284,850
Internet Software & Services - 1.88%
AOL, Inc. (I)	4,200	87,318
DealerTrack Holdings, Inc. (I)	1,094	17,996

174

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
DivX, Inc. (I)	7,602	$58,231
Earthlink, Inc.	5,488	43,684
GSI Commerce, Inc. (I)	31,769	914,947
IAC/InterActiveCorp (I)	16,198	355,870
InfoSpace, Inc. (I)	8,514	64,025
Internap Network Services Corp. (I)	11,043	46,049
Internet Brands, Inc., Class A (I)(L)	10,800	111,564
Internet Capital Group, Inc. (I)	7,300	55,480
Limelight Networks, Inc. (I)	1,200	5,268
Marchex, Inc., Class B	6,148	23,670
ModusLink Global Solutions, Inc. (I)	12,510	75,435
Open Text Corp. (I)(L)	19,941	748,585
Perficient, Inc. (I)	1,837	16,368
RealNetworks, Inc. (I)	20,328	67,082
Soundbite Communications, Inc. (I)	3,800	10,830
Stamps.com, Inc. (I)	178	1,825
Support.com, Inc. (I)	12,300	51,168
TechTarget, Inc. (I)	2,073	11,153
The Knot, Inc. (I)	3,091	24,048
TheStreet.com, Inc.	8,757	25,220
United Online, Inc.	10,155	58,493
Web.com Group, Inc. (I)	2,845	10,214

		2,884,523
IT Services - 1.43%
Acorn Energy, Inc. (I)	1,776	9,253
Acxiom Corp. (I)	6,152	90,373
CACI International, Inc., Class A (I)	16,566	703,724
CIBER, Inc. (I)	14,781	40,943
Convergys Corp. (I)	16,749	164,308
CoreLogic, Inc.	11,608	204,997
Dynamics Research Corp. (I)	1,512	15,286
Euronet Worldwide, Inc. (I)	1,100	14,069
infoGROUP, Inc. (I)	6,632	52,923
Integral Systems, Inc. (I)	2,500	15,875
INX, Inc. (I)	689	2,866
Online Resources Corp. (I)	3,300	13,695
SRA International, Inc., Class A (I)	1,747	34,363
StarTek, Inc. (I)	3,863	15,066
TechTeam Global, Inc. (I)	1,300	7,787
The Hackett Group, Inc. (I)	5,328	14,972
Tier Technologies, Inc., Class B (I)	709	4,311
Virtusa Corp. (I)	2,973	27,738
WPCS International, Inc. (I)	1,200	3,240
Wright Express Corp. (I)	25,742	764,537

		2,200,326
Semiconductors & Semiconductor Equipment - 2.75%
Actel Corp. (I)	1,700	21,794
Advanced Analogic Technologies, Inc. (I)	5,703	18,193
Aetrium (I)	650	2,113
Amtech Systems, Inc. (I)	2,363	19,731
Anadigics, Inc. (I)	12,600	54,936
ATMI, Inc. (I)	8,290	121,366
AuthenTec, Inc. (I)	4,734	11,882
AXT, Inc. (I)	9,903	44,663
Brooks Automation, Inc. (I)	2,300	17,779
Cabot Microelectronics Corp. (I)	700	24,213
Cascade Microtech, Inc. (I)	1,892	8,457
Ceva, Inc. (I)	2,423	30,530
Cohu, Inc.	5,792	70,257
Cymer, Inc. (I)	22,574	678,123
Diodes, Inc. (I)	1,400	22,218
DSP Group, Inc. (I)	4,401	28,122
Entegris, Inc. (I)	1,000	3,970
Exar Corp. (I)	11,369	$78,787
Fairchild Semiconductor International, Inc. (I)	20,626	173,465
FormFactor, Inc. (I)	4,027	43,492
GSI Technology, Inc. (I)	7,324	41,893
Ikanos Communications, Inc. (I)	4,125	6,641
Integrated Device Technology, Inc. (I)	2,623	12,984
Integrated Silicon Solution, Inc. (I)(L)	6,700	50,518
International Rectifier Corp. (I)	2,324	43,250
IXYS Corp. (I)	1,706	15,081
Kopin Corp. (I)	494	1,675
Lattice Semiconductor Corp. (I)	24,321	105,553
Mattson Technology, Inc. (I)	7,543	28,588
MEMSIC, Inc. (I)	3,797	8,581
Microtune, Inc. (I)	7,044	15,004
MKS Instruments, Inc. (I)	42,630	798,034
MoSys, Inc. (I)	5,300	23,426
Nanometrics, Inc. (I)	1,196	12,068
OmniVision Technologies, Inc. (I)	9,260	198,534
PDF Solutions, Inc. (I)	4,013	19,262
Pericom Semiconductor Corp. (I)	5,103	48,989
Photronics, Inc. (I)(L)	11,100	50,172
PLX Technology, Inc. (I)	600	2,514
Rudolph Technologies, Inc. (I)	5,700	43,035
Semtech Corp. (I)	49,246	806,157
Sigma Designs, Inc. (I)(L)	4,584	45,886
Silicon Image, Inc. (I)	6,110	21,446
Standard Microsystems Corp. (I)	655	15,248
Supertex, Inc. (I)	500	12,330
Trident Microsystems, Inc. (I)	10,300	14,626
TriQuint Semiconductor, Inc. (I)	21,096	128,897
Ultra Clean Holdings, Inc. (I)	1,719	14,646
Ultratech, Inc. (I)	500	8,135
Virage Logic Corp. (I)	4,444	52,839
Zoran Corp. (I)	9,814	93,626

		4,213,729
Software - 2.80%
Ariba, Inc. (I)	82,471	1,313,763
Bsquare Corp. (I)	1,600	3,392
Epicor Software Corp. (I)	4,600	36,754
EPIQ Systems, Inc.	200	2,586
ePlus, Inc. (I)	1,340	23,450
Fair Isaac Corp.	1,000	21,790
Lawson Software, Inc. (I)	5,300	38,690
Mentor Graphics Corp. (I)	4,200	37,170
Parametric Technology Corp. (I)(L)	45,460	712,358
Pervasive Software, Inc. (I)	1,000	4,960
Quest Software, Inc. (I)	43,976	793,327
S1 Corp. (I)	900	5,409
Smith Micro Software, Inc. (I)	1,244	11,830
SonicWALL, Inc. (I)	12,754	149,860
Symyx Technologies, Inc. (I)	4,558	22,836
THQ, Inc. (I)(L)	13,223	57,123
TIBCO Software, Inc. (I)	88,440	1,066,586
Wayside Technology Group, Inc.	96	871

		4,302,755

		22,906,153
Materials - 5.58%
Chemicals - 2.38%
A. Schulman, Inc.	1,907	36,157
American Pacific Corp. (I)	1,621	8,137
American Vanguard Corp.	100	793
Arabian American Development Company (I)	1,098	2,438
Ashland, Inc.	5,930	275,271

175

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	9,854	$237,580
Core Molding Technologies, Inc. (I)	1,000	5,440
Cytec Industries, Inc.	8,257	330,197
Ferro Corp. (I)	5,895	43,446
Flotek Industries, Inc. (I)(L)	2,695	3,261
FMC Corp.	12,538	720,057
H.B. Fuller Company	1,700	32,283
Hawkins, Inc.	100	2,408
Huntsman Corp.	13,700	118,779
Innophos Holdings, Inc.	400	10,432
Innospec, Inc. (I)	200	1,876
KMG Chemicals, Inc.	1,467	21,066
Landec Corp. (I)	400	2,356
Minerals Technologies, Inc.	1,684	80,057
NL Industries, Inc.	42	256
OM Group, Inc. (I)	5,655	134,928
Penford Corp. (I)	3,024	19,596
PolyOne Corp. (I)	95,334	802,712
Quaker Chemical Corp.	925	25,058
Rockwood Holdings, Inc. (I)	9,589	217,574
Sensient Technologies Corp.	1,415	36,691
Spartech Corp. (I)	7,300	74,825
Westlake Chemical Corp.	5,856	108,746
Zep, Inc.	15,397	268,524
Zoltek Companies, Inc. (I)(L)	3,400	28,798

		3,649,742
Construction Materials - 0.07%
Headwaters, Inc. (I)	15,002	42,606
Ready Mix, Inc. (I)	200	314
Texas Industries, Inc.	2,200	64,988

		107,908
Containers & Packaging - 0.84%
AptarGroup, Inc.	19,099	722,324
Boise, Inc. (I)	16,800	92,232
Graphic Packaging Holding Company (I)	22,216	69,980
Myers Industries, Inc.	9,409	76,119
Temple-Inland, Inc.	15,600	322,452

		1,283,107
Metals & Mining - 1.59%
A. M. Castle & Company (I)	5,700	79,173
Brush Engineered Materials, Inc. (I)	4,410	88,112
Century Aluminum Company (I)	12,885	113,775
Coeur d’Alene Mines Corp. (I)	6,000	94,680
Compass Minerals International, Inc.	11,708	822,838
Friedman Industries, Inc.	751	4,183
Globe Specialty Metals, Inc. (I)	1,729	17,861
Haynes International, Inc.	2,800	86,324
Hecla Mining Company (I)(L)	12,100	63,162
Horsehead Holding Corp. (I)	7,506	56,745
Kaiser Aluminum Corp.	3,752	130,082
Olympic Steel, Inc.	2,627	60,342
Reliance Steel & Aluminum Company	13,900	502,485
RTI International Metals, Inc. (I)	6,100	147,071
Synalloy Corp.	1,121	9,372
Universal Stainless & Alloy Products, Inc. (I)	1,779	28,446
US Gold Corp. (I)	17,163	85,987
Worthington Industries, Inc.	4,408	56,687

		2,447,325
Paper & Forest Products - 0.70%
Buckeye Technologies, Inc. (I)	9,200	91,540
Clearwater Paper Corp. (I)	300	16,428
Domtar Corp.	3,350	164,653
KapStone Paper and Packaging Corp. (I)	8,010	$89,231
Louisiana-Pacific Corp. (I)(L)	23,868	159,677
MeadWestvaco Corp.	17,596	390,631
Mercer International, Inc. (I)(L)	10,058	40,031
Neenah Paper, Inc.	1,549	28,347
P.H. Glatfelter Company	8,039	87,223
Wausau Paper Corp. (I)	1,644	11,130

		1,078,891

		8,566,973
Telecommunication Services - 1.36%
Diversified Telecommunication Services - 1.01%
Alaska Communications Systems
Group, Inc. (L)	79,352	673,698
Arbinet Corp. (I)	75	581
Cincinnati Bell, Inc. (I)	237,884	716,031
General Communication, Inc., Class A (I)	12,438	94,404
IDT Corp. (I)	3,400	43,350
Premiere Global Services, Inc. (I)	1,077	6,828
SureWest Communications (I)	2,683	17,010
XETA Technologies, Inc. (I)	400	1,220

		1,553,122
Wireless Telecommunication Services - 0.35%
FiberTower Corp. (I)	800	3,776
Leap Wireless International, Inc. (I)(L)	6,938	90,055
Telephone & Data Systems, Inc.	4,200	127,638
Telephone & Data Systems, Inc. -
Special Shares	5,765	153,003
United States Cellular Corp. (I)	3,700	152,255
USA Mobility, Inc.	900	11,628

		538,355

		2,091,477
Utilities - 1.33%
Electric Utilities - 0.04%
Unitil Corp.	2,673	55,892
Gas Utilities - 0.77%
Energen Corp.	12,550	556,342
UGI Corp.	24,809	631,141

		1,187,483
Independent Power Producers & Energy Traders - 0.30%
Dynegy, Inc. (I)	4,945	19,038
Mirant Corp. (I)	24,700	260,832
RRI Energy, Inc. (I)	47,300	179,267

		459,137
Water Utilities - 0.22%
Cascal N.V. (L)	38,351	256,952
Middlesex Water Company	1,600	25,360
Pennichuck Corp.	900	19,827
SJW Corp.	1,400	32,816

		334,955

		2,037,467

TOTAL COMMON STOCKS (Cost $141,874,573)		$151,950,919

RIGHTS - 0.00%
Financials - 0.00%
BankAtlantic Bancorp, Inc. (Expiration Date:
07/20/2010, Strike Price: $1.50) (I)(L)	2,432	0

176

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

RIGHTS (continued)
Financials (continued)
Hanmi Financial Corp. (Expiration Date:
07/12/2010, Strike Price $1.20) (I)(L)	14,796	$888

		888

TOTAL RIGHTS (Cost $0)		$888

SHORT-TERM INVESTMENTS - 17.80%
Short-Term Securities - 0.87%
State Street Institutional Liquid Reserves
Fund, 0.1563%	$1,338,041	1,338,041
Repurchase Agreement - 0.05%
Repurchase Agreement with State Street
Corp., dated 06/30/2010 at 0.010% to be
repurchased at $71,000 on 7/01/2010,
collateralized by $75,000 United States
Treasury Notes., 1.00% due 04/30/2012
(valued at $75,690, including interest)	71,000	71,000
Securities Lending Collateral - 16.88%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	2,588,894	25,912,242

TOTAL SHORT-TERM INVESTMENTS (Cost $27,319,454)		$27,321,283

Total Investments (Small Cap Opportunities Trust)
(Cost $169,194,027) - 116.79%		$179,273,090
Other assets and liabilities, net - (16.79%)		(25,775,297)

TOTAL NET ASSETS - 100.00%		$153,497,793

Small Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.54%
Consumer Discretionary - 16.69%
Diversified Consumer Services - 1.19%
Matthews International Corp., Class A (L)	187,900	$5,501,712
Hotels, Restaurants & Leisure - 3.89%
Bally Technologies, Inc. (I)(L)	45,100	1,460,789
CEC Entertainment, Inc. (I)	185,350	6,535,441
Choice Hotels International, Inc. (L)	169,400	5,117,574
Sonic Corp. (I)	629,500	4,878,625

		17,992,429
Household Durables - 1.65%
Helen of Troy, Ltd. (I)(L)	232,000	5,117,920
Tempur-Pedic International, Inc. (I)(L)	81,000	2,490,750

		7,608,670
Leisure Equipment & Products - 0.69%
Mattel, Inc. (L)	151,600	3,207,856
Media - 2.00%
Arbitron, Inc. (L)	361,569	9,267,013
Specialty Retail - 6.89%
Hibbett Sports, Inc. (I)(L)	196,221	4,701,455
O’Reilly Automotive, Inc. (I)(L)	38,900	1,850,084
Stage Stores, Inc.	716,649	7,653,811
The Cato Corp., Class A	496,946	10,942,751
The Dress Barn, Inc. (I)(L)	281,000	6,690,610

		31,838,711
Textiles, Apparel & Luxury Goods - 0.38%
Unifirst Corp.	39,500	$1,738,790

		77,155,181
Consumer Staples - 5.56%
Food & Staples Retailing - 1.40%
Casey’s General Stores, Inc.	185,700	6,480,930
Food Products - 1.62%
Lance, Inc.	301,069	4,964,628
Ralcorp Holdings, Inc. (I)(L)	45,500	2,493,400

		7,458,028
Personal Products - 2.54%
Herbalife, Ltd. (L)	255,200	11,751,960

		25,690,918
Energy - 5.89%
Energy Equipment & Services - 2.38%
Bristow Group, Inc. (I)(L)	125,200	3,680,880
SEACOR Holdings, Inc. (I)(L)	103,744	7,330,551

		11,011,431
Oil, Gas & Consumable Fuels - 3.51%
Penn Virginia Corp. (L)	255,600	5,140,116
Plains Exploration & Production Company (I)	72,200	1,488,042
SM Energy Company	101,200	4,064,192
Whiting Petroleum Corp. (I)	70,550	5,532,531

		16,224,881

		27,236,312
Financials - 22.73%
Capital Markets - 1.62%
Ares Capital Corp.	598,366	7,497,526
Commercial Banks - 6.77%
First Busey Corp. (L)	461,747	2,091,714
First Midwest Bancorp, Inc. (L)	570,431	6,936,441
International Bancshares Corp. (L)	324,910	5,422,748
MB Financial, Inc.	251,800	4,630,602
Webster Financial Corp. (L)	481,600	8,639,904
Westamerica Bancorp. (L)	68,600	3,602,872

		31,324,281
Insurance - 9.00%
Alleghany Corp. (I)	15,363	4,505,968
AMERISAFE, Inc. (I)	178,300	3,129,165
Assured Guaranty, Ltd. (L)	285,007	3,782,043
Delphi Financial Group, Inc., Class A	423,450	10,336,415
Platinum Underwriters Holdings, Ltd.	218,709	7,936,950
Reinsurance Group of America, Inc.	181,100	8,278,081
Validus Holdings, Ltd.	148,879	3,635,625

		41,604,247
Real Estate Investment Trusts - 3.50%
American Campus Communities, Inc. (L)	109,900	2,999,171
DiamondRock Hospitality Company (I)	428,488	3,522,171
Education Realty Trust, Inc.	366,469	2,209,808
Mack-Cali Realty Corp.	108,900	3,237,597
Realty Income Corp. (L)	98,300	2,981,439
Ventas, Inc. (L)	26,700	1,253,565

		16,203,751
Thrifts & Mortgage Finance - 1.84%
NewAlliance Bancshares, Inc.	348,648	3,908,344
Northwest Bancshares, Inc. (L)	399,000	4,576,530

		8,484,874

		105,114,679

177

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care - 6.98%
Health Care Equipment & Supplies - 1.40%
Haemonetics Corp. (I)	32,600	$1,744,752
ICU Medical, Inc. (I)	147,140	4,733,494

		6,478,246
Health Care Providers & Services - 2.44%
AmSurg Corp. (I)	351,530	6,264,265
Corvel Corp. (I)(L)	87,865	2,968,958
Universal American Financial Corp. (I)(L)	141,100	2,031,840

		11,265,063
Life Sciences Tools & Services - 3.14%
Charles River Laboratories
International, Inc. (I)(L)	228,700	7,823,827
ICON PLC, SADR (I)	232,100	6,705,369

		14,529,196

		32,272,505
Industrials - 20.40%
Commercial Services & Supplies - 3.84%
ACCO Brands Corp. (I)	792,600	3,955,074
Standard Parking Corp. (I)	189,038	2,992,472
United Stationers, Inc. (I)(L)	198,194	10,795,627

		17,743,173
Construction & Engineering - 0.30%
Sterling Construction Company, Inc. (I)	109,067	1,411,327
Electrical Equipment - 3.56%
Acuity Brands, Inc. (L)	131,300	4,776,694
Belden, Inc. (L)	531,149	11,685,278

		16,461,972
Industrial Conglomerates - 3.43%
Carlisle Companies, Inc.	438,600	15,846,618
Machinery - 4.32%
Albany International Corp., Class A	423,534	6,857,015
ESCO Technologies, Inc.	166,900	4,297,675
Flowserve Corp.	19,900	1,687,520
Mueller Industries, Inc. (L)	290,810	7,153,926

		19,996,136
Marine - 1.64%
Kirby Corp. (I)(L)	197,900	7,569,675
Road & Rail - 1.83%
Genesee & Wyoming, Inc., Class A (I)	227,225	8,477,765
Trading Companies & Distributors - 1.48%
GATX Corp.	256,100	6,832,748

		94,339,414
Information Technology - 9.43%
Computers & Peripherals - 2.22%
Diebold, Inc. (L)	254,700	6,940,575
Electronics for Imaging, Inc. (I)(L)	338,972	3,304,977

		10,245,552
Electronic Equipment, Instruments & Components - 1.63%
Coherent, Inc. (I)(L)	89,900	3,083,570
MTS Systems Corp.	108,368	3,142,672
NAM TAI Electronics, Inc. (I)	320,600	1,320,872

		7,547,114
IT Services - 2.48%
Fiserv, Inc. (I)(L)	66,300	3,027,258
MAXIMUS, Inc. (L)	145,700	8,431,659

		11,458,917
Office Electronics - 1.12%
Zebra Technologies Corp., Class A (I)	204,500	$5,188,165
Semiconductors & Semiconductor Equipment - 0.56%
Maxim Integrated Products, Inc. (L)	155,200	2,596,496
Software - 1.42%
Websense, Inc. (I)(L)	347,600	6,569,640

		43,605,884
Materials - 3.85%
Chemicals - 1.41%
Zep, Inc.	374,550	6,532,152
Containers & Packaging - 1.27%
AptarGroup, Inc.	155,138	5,867,319
Paper & Forest Products - 1.17%
Deltic Timber Corp. (L)	129,200	5,400,560

		17,800,031
Utilities - 6.01%
Electric Utilities - 2.75%
Unisource Energy Corp.	240,000	7,243,200
Westar Energy, Inc. (L)	252,900	5,465,169

		12,708,369
Gas Utilities - 3.26%
Atmos Energy Corp.	182,400	4,932,096
New Jersey Resources Corp.	106,574	3,751,405
UGI Corp.	83,100	2,114,064
WGL Holdings, Inc. (L)	126,400	4,301,392

		15,098,957

		27,807,326

TOTAL COMMON STOCKS (Cost $408,511,168)		$451,022,250

SHORT-TERM INVESTMENTS - 21.14%
Repurchase Agreement - 2.79%
Bank of New York Tri-Party Repurchase
Agreement date 06/30/2010 at 0.040% to be
repurchased at $12,900,014 on 07/01/2010,
collateralized by $12,902,254 Federal Home
Loan Bank, 0.500% due 10/19/2010 (valued
at $13,160,299, including interest)	12,900,000	12,900,000
Securities Lending Collateral - 18.35%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	8,477,284	84,849,131

TOTAL SHORT-TERM INVESTMENTS (Cost $97,738,840)		$97,749,131

Total Investments (Small Cap Value Trust)
(Cost $506,250,008) - 118.68%		$548,771,381
Other assets and liabilities, net - (18.68%)		(86,381,711)

TOTAL NET ASSETS - 100.00%		$462,389,670

Small Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.92%
Consumer Discretionary - 16.00%
Auto Components - 1.02%
TRW Automotive Holdings Corp. (I)	35,702	$984,304

178

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 6.19%
Brinker International, Inc.	43,958	$635,633
Buffalo Wild Wings, Inc. (I)(L)	16,895	618,019
Choice Hotels International, Inc.	22,240	671,870
Darden Restaurants, Inc.	18,767	729,098
Jack in the Box, Inc. (I)(L)	39,101	760,514
P.F. Chang’s China Bistro, Inc. (L)	24,878	986,413
Penn National Gaming, Inc. (I)	32,677	754,839
WMS Industries, Inc. (I)	20,069	787,708

		5,944,094
Internet & Catalog Retail - 0.74%
NetFlix, Inc. (I)(L)	6,502	706,442
Leisure Equipment & Products - 0.73%
Pool Corp. (L)	32,164	705,035
Media - 1.38%
DreamWorks Animation SKG, Inc. (I)(L)	20,831	594,725
National CineMedia, Inc.	44,070	734,206

		1,328,931
Multiline Retail - 0.95%
Big Lots, Inc. (I)	28,437	912,543
Specialty Retail - 3.64%
Chico’s FAS, Inc.	52,143	515,173
Group 1 Automotive, Inc. (I)(L)	26,486	623,216
Gymboree Corp. (I)	15,570	664,995
Tractor Supply Company	12,787	779,623
Williams-Sonoma, Inc. (L)	36,588	908,114

		3,491,121
Textiles, Apparel & Luxury Goods - 1.35%
Deckers Outdoor Corp. (I)	4,818	688,348
The Warnaco Group, Inc. (I)	16,715	604,080

		1,292,428

		15,364,898
Consumer Staples - 2.46%
Food Products - 0.65%
Diamond Foods, Inc.	2,213	90,954
Ralcorp Holdings, Inc. (I)	9,680	530,464

		621,418
Household Products - 1.06%
Church & Dwight Company, Inc.	16,223	1,017,344
Personal Products - 0.75%
Nu Skin Enterprises, Inc., Class A	28,826	718,632

		2,357,394
Energy - 4.85%
Energy Equipment & Services - 2.02%
Dril-Quip, Inc. (I)	13,947	613,947
FMC Technologies, Inc. (I)	13,472	709,436
Patterson-UTI Energy, Inc.	47,577	612,316

		1,935,699
Oil, Gas & Consumable Fuels - 2.83%
Arena Resources, Inc. (I)	20,701	660,362
Bill Barrett Corp. (I)	21,835	671,863
Carrizo Oil & Gas, Inc. (I)(L)	31,779	493,528
Goodrich Petroleum Corp. (I)(L)	26,552	318,624
SandRidge Energy, Inc. (I)(L)	54,075	315,257
Whiting Petroleum Corp. (I)	3,287	257,767

		2,717,401

		4,653,100
Financials - 8.07%
Capital Markets - 3.12%
Affiliated Managers Group, Inc. (I)	11,207	$681,049
Federated Investors, Inc., Class B (L)	28,799	596,427
Greenhill & Company, Inc. (L)	11,339	693,153
optionsXpress Holdings, Inc. (I)	31,641	498,029
Stifel Financial Corp. (I)	12,233	530,790

		2,999,448
Commercial Banks - 2.80%
City National Corp. (L)	14,810	758,716
Cullen/Frost Bankers, Inc. (L)	13,713	704,848
Huntington Bancshares, Inc.	61,099	338,488
SVB Financial Group (I)(L)	21,387	881,786

		2,683,838
Insurance - 1.46%
Brown & Brown, Inc. (L)	26,153	500,568
ProAssurance Corp. (I)	15,954	905,549

		1,406,117
Real Estate Investment Trusts - 0.69%
BioMed Realty Trust, Inc.	41,238	663,519

		7,752,922
Health Care - 21.02%
Biotechnology - 4.53%
Acorda Therapeutics, Inc. (I)	25,508	793,554
AMAG Pharmaceuticals, Inc. (I)(L)	15,279	524,834
BioMarin Pharmaceutical, Inc. (I)(L)	38,199	724,253
Isis Pharmaceuticals, Inc. (I)(L)	26,702	255,538
Martek Biosciences Corp. (I)(L)	36,624	868,355
Myriad Genetics, Inc. (I)	16,397	245,135
United Therapeutics Corp. (I)(L)	19,115	933,003

		4,344,672
Health Care Equipment & Supplies - 5.03%
American Medical Systems
Holdings, Inc. (I)(L)	43,334	958,548
Gen-Probe, Inc. (I)	16,569	752,564
Insulet Corp. (I)(L)	36,403	547,865
Meridian Bioscience, Inc. (L)	33,158	563,686
NuVasive, Inc. (I)(L)	14,369	509,525
Sirona Dental Systems, Inc. (I)	22,526	784,806
Zoll Medical Corp. (I)	26,454	716,903

		4,833,897
Health Care Providers & Services - 5.00%
Chemed Corp. (L)	20,728	1,132,578
Health Management Associates,
Inc., Class A (I)	91,179	708,461
MEDNAX, Inc. (I)	16,596	922,904
PSS World Medical, Inc. (I)	35,113	742,640
RehabCare Group, Inc. (I)	24,597	535,723
VCA Antech, Inc. (I)	30,586	757,309

		4,799,615
Health Care Technology - 1.64%
Eclipsys Corp. (I)	46,073	821,942
Quality Systems, Inc. (L)	12,953	751,144

		1,573,086
Life Sciences Tools & Services - 2.23%
Parexel International Corp. (I)	34,432	746,486
PerkinElmer, Inc.	35,211	727,811
Techne Corp.	11,644	668,948

		2,143,245

179

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 2.59%
Biovail Corp. (L)	50,151	$964,905
Medicis Pharmaceutical Corp., Class A	31,833	696,506
Perrigo Company	13,913	821,841

		2,483,252

		20,177,767
Industrials - 13.37%
Aerospace & Defense - 2.25%
Hexcel Corp. (I)	47,205	732,150
TransDigm Group, Inc.	27,972	1,427,411

		2,159,561
Air Freight & Logistics - 1.89%
Forward Air Corp. (L)	31,995	871,864
HUB Group, Inc., Class A (I)	31,496	945,195

		1,817,059
Airlines - 0.34%
Continental Airlines, Inc., Class B (I)(L)	14,678	322,916
Commercial Services & Supplies - 1.79%
Corrections Corp. of America (I)	38,785	740,018
Fuel Tech, Inc. (I)(L)	42,631	269,428
Tetra Tech, Inc. (I)	36,182	709,529

		1,718,975
Electrical Equipment - 1.19%
Regal-Beloit Corp.	20,465	1,141,538
Machinery - 2.85%
Bucyrus International, Inc. (L)	17,448	827,908
Kaydon Corp.	20,827	684,375
Lindsay Corp. (L)	12,028	381,167
Wabtec Corp. (L)	21,126	842,716

		2,736,166
Professional Services - 1.10%
CoStar Group, Inc. (I)(L)	27,170	1,054,196
Road & Rail - 1.25%
Knight Transportation, Inc. (L)	59,473	1,203,734
Trading Companies & Distributors - 0.71%
Watsco, Inc. (L)	11,834	685,425

		12,839,570
Information Technology - 26.43%
Communications Equipment - 3.90%
Ciena Corp. (I)(L)	53,470	678,001
F5 Networks, Inc. (I)	19,673	1,348,978
Harmonic, Inc. (I)	93,426	508,237
Polycom, Inc. (I)	40,437	1,204,618

		3,739,834
Electronic Equipment, Instruments & Components - 2.04%
Cogent, Inc. (I)	71,900	647,819
Coherent, Inc. (I)	20,097	689,327
Tech Data Corp. (I)	17,572	625,915

		1,963,061
Internet Software & Services - 2.91%
GSI Commerce, Inc. (I)	29,251	842,429
Open Text Corp. (I)(L)	18,211	683,641
The Knot, Inc. (I)	63,908	497,205
VistaPrint NV (I)(L)	16,327	775,369

		2,798,644
IT Services - 2.15%
Alliance Data Systems Corp. (I)(L)	11,702	696,503
Global Payments, Inc.	16,449	$601,046
SRA International, Inc., Class A (I)	38,819	763,570

		2,061,119
Semiconductors & Semiconductor Equipment - 4.58%
Advanced Energy Industries, Inc. (I)	60,041	737,904
Cymer, Inc. (I)	13,158	395,266
Hittite Microwave Corp. (I)	19,149	856,726
Microsemi Corp. (I)	46,284	677,136
Monolithic Power Systems, Inc. (I)	29,445	525,888
ON Semiconductor Corp. (I)	91,904	586,348
Power Integrations, Inc.	19,157	616,760

		4,396,028
Software - 10.85%
ANSYS, Inc. (I)	18,481	749,774
Aspen Technology, Inc. (I)	73,969	805,522
Blackboard, Inc. (I)(L)	18,984	708,673
CommVault Systems, Inc. (I)	32,965	741,713
Informatica Corp. (I)	51,972	1,241,091
Lawson Software, Inc. (I)	113,883	831,346
Manhattan Associates, Inc. (I)	32,221	887,689
MICROS Systems, Inc. (I)	23,833	759,558
NICE Systems, Ltd., SADR (I)	30,425	775,533
Pegasystems, Inc. (L)	2,885	92,637
Quest Software, Inc. (I)	44,790	808,012
SonicWALL, Inc. (I)	29,917	351,525
SuccessFactors, Inc. (I)(L)	43,527	904,926
Websense, Inc. (I)	40,247	760,668

		10,418,667

		25,377,353
Materials - 2.66%
Chemicals - 1.02%
Calgon Carbon Corp. (I)(L)	35,272	467,001
Intrepid Potash, Inc. (I)(L)	25,988	508,585

		975,586
Containers & Packaging - 1.02%
Greif, Inc., Class A	17,641	979,781
Metals & Mining - 0.62%
Carpenter Technology Corp.	18,184	596,981

		2,552,348
Telecommunication Services - 1.12%
Wireless Telecommunication Services - 1.12%
SBA Communications Corp., Class A (I)(L)	31,643	1,076,178
Utilities - 0.94%
Electric Utilities - 0.94%
ITC Holdings Corp.	17,028	900,951

TOTAL COMMON STOCKS (Cost $87,980,048)		$93,052,481

SHORT-TERM INVESTMENTS - 28.68%
Short-Term Securities - 2.91%
State Street Institutional Liquid Reserves
Fund, 0.1563%	$2,795,104	2,795,104

180

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities (continued)
Securities Lending Collateral - 25.77%
John Hancock Collateral Investment
Trust, 0.2957%	$2,471,490	$24,737,147

TOTAL SHORT-TERM INVESTMENTS (Cost $27,531,803)		$27,532,251

Total Investments (Small Company Growth Trust)
(Cost $115,511,851) - 125.60%		$120,584,732
Other assets and liabilities, net - (25.60%)		(24,579,847)

TOTAL NET ASSETS - 100.00%		$96,004,885

Small Company Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.84%
Consumer Discretionary - 10.55%
Auto Components - 0.81%
Drew Industries, Inc. (I)	143,800	$2,904,760
Automobiles - 0.52%
Winnebago Industries, Inc. (I)(L)	185,700	1,845,858
Diversified Consumer Services - 1.34%
Corinthian Colleges, Inc. (I)(L)	111,800	1,101,230
Matthews International Corp., Class A (L)	126,700	3,709,776

		4,811,006
Hotels, Restaurants & Leisure - 0.59%
Orient Express Hotels, Ltd., Class A (I)(L)	287,400	2,126,760
Household Durables - 1.45%
CSS Industries, Inc.	81,500	1,344,750
Ethan Allen Interiors, Inc. (L)	29,500	412,705
M/I Homes, Inc. (I)(L)	83,200	802,048
Meritage Homes Corp. (I)(L)	135,000	2,197,800
Stanley Furniture Company, Inc. (I)(L)	110,000	446,600

		5,203,903
Leisure Equipment & Products - 0.74%
Pool Corp. (L)	120,800	2,647,936
Media - 0.64%
Ascent Media Corp., Class A (I)	50,400	1,273,104
Saga Communications, Inc., Class A (I)	43,000	1,026,840

		2,299,944
Multiline Retail - 0.44%
Fred’s, Inc., Class A (L)	143,800	1,590,428
Specialty Retail - 3.76%
Aaron, Inc., Class B (L)	386,250	6,593,288
Haverty Furniture Companies, Inc. (L)	174,100	2,139,689
MarineMax, Inc. (I)(L)	146,300	1,015,322
Stein Mart, Inc. (I)	249,400	1,553,762
The Men’s Wearhouse, Inc. (L)	119,100	2,186,676

		13,488,737
Textiles, Apparel & Luxury Goods - 0.26%
Culp, Inc. (I)(L)	83,100	910,776

		37,830,108
Consumer Staples - 1.02%
Food & Staples Retailing - 0.68%
Nash Finch Company (L)	71,711	2,449,648
Tobacco - 0.34%
Alliance One International, Inc. (I)(L)	344,013	$1,224,686

		3,674,334
Energy - 7.50%
Energy Equipment & Services - 2.14%
Atwood Oceanics, Inc. (I)(L)	52,165	1,331,251
CARBO Ceramics, Inc. (L)	45,734	3,301,537
Hercules Offshore, Inc. (I)(L)	175,500	426,465
TetraTechnologies, Inc. (I)	236,700	2,149,236
Union Drilling, Inc. (I)	83,500	460,085

		7,668,574
Oil, Gas & Consumable Fuels - 5.36%
Arena Resources, Inc. (I)	51,000	1,626,900
Cloud Peak Energy, Inc. (I)(L)	64,500	855,270
Forest Oil Corp. (I)(L)	83,500	2,284,560
Mariner Energy, Inc. (I)(L)	103,700	2,227,476
Northern Oil and Gas, Inc. (I)(L)	96,200	1,235,208
Oasis Petroleum, Inc. (I)	98,100	1,422,450
Penn Virginia Corp.	186,600	3,752,526
Whiting Petroleum Corp. (I)	74,400	5,834,448

		19,238,838

		26,907,412
Financials - 21.55%
Capital Markets - 3.32%
Ares Capital Corp.	335,900	4,208,827
Hercules Technology Growth Capital, Inc.	205,900	1,896,339
JMP Group, Inc.	107,200	663,568
Kohlberg Capital Corp. (L)	195,834	981,128
Piper Jaffray Companies, Inc. (I)(L)	41,900	1,350,018
Stifel Financial Corp. (I)(L)	64,800	2,811,672

		11,911,552
Commercial Banks - 5.52%
Columbia Banking System, Inc.	80,900	1,477,234
East West Bancorp, Inc. (L)	106,270	1,620,618
Glacier Bancorp, Inc. (L)	213,059	3,125,576
Home Bancshares, Inc.	136,380	3,110,828
Signature Bank (I)(L)	59,900	2,276,799
SVB Financial Group (I)(L)	116,300	4,795,049
Wintrust Financial Corp. (L)	101,800	3,394,012

		19,800,116
Diversified Financial Services - 0.59%
Compass Diversified Holdings	157,100	2,106,711
Insurance - 4.37%
Alterra Capital Holdings, Ltd. (L)	144,200	2,708,076
Employers Holdings, Inc.	79,400	1,169,562
Markel Corp. (I)(L)	6,870	2,335,800
National Interstate Corp.	118,000	2,338,760
ProAssurance Corp. (I)	125,100	7,100,676

		15,652,874
Real Estate Investment Trusts - 7.75%
Acadia Realty Trust	91,600	1,540,712
CBL & Associates Properties, Inc. (L)	387,800	4,824,232
Cedar Shopping Centers, Inc.	178,200	1,072,764
First Potomac Realty Trust	141,300	2,030,481
Hatteras Financial Corp. (L)	90,800	2,526,056
Kilroy Realty Corp. (L)	132,300	3,933,279
LaSalle Hotel Properties (L)	158,500	3,260,345
Parkway Properties, Inc.	64,400	938,308
Potlatch Corp. (L)	95,400	3,408,642
Redwood Trust, Inc.	131,000	1,917,840

181

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Washington Real Estate Investment Trust (L)	85,100	$2,347,909

		27,800,568

		77,271,821
Health Care - 6.21%
Biotechnology - 0.26%
Exelixis, Inc. (I)(L)	266,000	923,020
Health Care Equipment & Supplies - 2.29%
Analogic Corp.	38,625	1,757,824
AngioDynamics, Inc. (I)	112,100	1,653,475
Quidel Corp. (I)(L)	111,600	1,416,204
West Pharmaceutical Services, Inc.	92,500	3,375,325

		8,202,828
Health Care Providers & Services - 3.66%
Landauer, Inc.	38,650	2,353,012
National Healthcare Corp.	68,000	2,343,280
Owens & Minor, Inc.	231,950	6,582,741
Triple-S Management Corp., Class B (I)	99,500	1,845,725

		13,124,758

		22,250,606
Industrials - 24.75%
Aerospace & Defense - 0.13%
Kratos Defense & Security Solutions, Inc. (I)	44,519	467,450
Air Freight & Logistics - 0.65%
UTI Worldwide, Inc.	189,200	2,342,296
Airlines - 1.22%
Alaska Air Group, Inc. (I)	97,600	4,387,120
Building Products - 1.93%
Ameron International Corp. (L)	47,100	2,841,543
Gibraltar Industries, Inc. (I)	168,500	1,701,850
Universal Forest Products, Inc. (L)	77,900	2,361,149

		6,904,542
Commercial Services & Supplies - 3.27%
G & K Services, Inc., Class A	92,800	1,916,320
McGrath Rentcorp	181,000	4,123,180
Mine Safety Appliances Company	68,500	1,697,430
Waste Connections, Inc. (I)	114,500	3,994,905

		11,731,835
Construction & Engineering - 1.54%
Comfort Systems USA, Inc. (L)	142,974	1,381,129
Insituform Technologies, Inc., Class A (I)(L)	170,700	3,495,936
Sterling Construction Company, Inc. (I)	49,200	636,648

		5,513,713
Electrical Equipment - 2.18%
Belden, Inc.	110,647	2,434,234
C & D Technologies, Inc. (I)(L)	66,600	58,681
Franklin Electric Company, Inc.	28,300	815,606
Woodward Governor Company	175,800	4,488,174

		7,796,695
Machinery - 4.55%
Astec Industries, Inc. (I)(L)	52,500	1,455,825
Cascade Corp.	52,700	1,876,647
CIRCOR International, Inc.	70,300	1,798,274
IDEX Corp.	120,950	3,455,542
Nordson Corp. (L)	92,000	5,159,360
Robbins & Myers, Inc.	117,600	2,556,624

		16,302,272
Marine - 1.51%
Kirby Corp. (I)(L)	141,606	$5,416,430
Professional Services - 2.13%
FTI Consulting, Inc. (I)(L)	77,500	3,378,225
Navigant Consulting Company (I)	201,200	2,088,456
On Assignment, Inc. (I)	263,700	1,326,411
The Dolan Company (I)	77,300	859,576

		7,652,668
Road & Rail - 3.55%
Genesee & Wyoming, Inc., Class A (I)	142,100	5,301,751
Landstar System, Inc. (L)	190,600	7,431,494

		12,733,245
Trading Companies & Distributors - 2.09%
Beacon Roofing Supply, Inc. (I)(L)	322,200	5,806,044
Kaman Corp., Class A	75,800	1,676,696

		7,482,740

		88,731,006
Information Technology - 9.48%
Communications Equipment - 1.03%
Ixia (I)	253,700	2,179,283
Sonus Networks, Inc. (I)	559,200	1,515,432

		3,694,715
Computers & Peripherals - 0.44%
Xyratex, Ltd. (I)	112,400	1,590,460
Electronic Equipment, Instruments & Components - 2.62%
Electro Rent Corp.	196,000	2,506,840
Littelfuse, Inc. (I)	80,200	2,535,122
Methode Electronics, Inc.	68,100	663,294
Newport Corp. (I)	123,000	1,114,380
SYNNEX Corp. (I)(L)	99,700	2,554,314

		9,373,950
IT Services - 0.17%
StarTek, Inc. (I)(L)	153,500	598,650
Semiconductors & Semiconductor Equipment - 3.14%
Advanced Energy Industries, Inc. (I)(L)	169,200	2,079,468
ATMI, Inc. (I)	79,100	1,158,024
Brooks Automation, Inc. (I)	199,362	1,541,068
Cabot Microelectronics Corp. (I)(L)	38,300	1,324,797
FormFactor, Inc. (I)(L)	98,200	1,060,560
Microsemi Corp. (I)	128,500	1,879,955
Teradyne, Inc. (I)(L)	226,900	2,212,275

		11,256,147
Software - 2.08%
Progress Software Corp. (I)(L)	144,900	4,351,347
Symyx Technologies, Inc. (I)	137,534	689,045
Websense, Inc. (I)	128,175	2,422,508

		7,462,900

		33,976,822
Materials - 9.41%
Chemicals - 2.12%
American Vanguard Corp. (L)	146,000	1,157,780
Arch Chemicals, Inc.	105,100	3,230,774
Innospec, Inc. (I)	158,000	1,482,040
Minerals Technologies, Inc.	36,600	1,739,964

		7,610,558
Containers & Packaging - 1.92%
AptarGroup, Inc.	135,800	5,135,955

182

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Myers Industries, Inc.	216,400	$1,750,676

		6,886,631
Metals & Mining - 3.46%
AMCOL International Corp. (L)	62,800	1,475,800
Carpenter Technology Corp.	92,900	3,049,906
Franco-Nevada Corp.	87,300	2,657,010
Royal Gold, Inc. (L)	59,575	2,859,600
Sims Metal Management, Ltd. (L)	166,400	2,356,224

		12,398,540
Paper & Forest Products - 1.91%
Clearwater Paper Corp. (I)	49,900	2,732,524
Deltic Timber Corp.	65,800	2,750,440
Wausau Paper Corp. (I)	204,100	1,381,757

		6,864,721

		33,760,450
Telecommunication Services - 0.45%
Diversified Telecommunication Services - 0.45%
Premiere Global Services, Inc. (I)	252,700	1,602,118
Utilities - 3.92%
Electric Utilities - 2.01%
Cleco Corp. (L)	133,000	3,512,530
El Paso Electric Company (I)	152,400	2,948,940
The Empire District Electric Company (L)	39,800	747,046

		7,208,516
Gas Utilities - 0.73%
Southwest Gas Corp.	89,000	2,625,500
Multi-Utilities - 1.18%
Black Hills Corp. (L)	96,800	2,755,896
Vectren Corp.	62,400	1,476,384

		4,232,280

		14,066,296

TOTAL COMMON STOCKS (Cost $347,548,962)		$340,070,973

PREFERRED STOCKS - 2.11%
Energy - 0.66%
Oil, Gas & Consumable Fuels - 0.66%
Whiting Petroleum Corp. 6.250%	12,300	2,382,386
Financials - 1.45%
Commercial Banks - 0.96%
East West Bancorp., Inc., Series A 8.000%	2,830	3,434,913
Insurance - 0.49%
Assured Guaranty, Ltd. 8.500%	30,100	1,773,191

		5,208,104

TOTAL PREFERRED STOCKS (Cost $5,536,526)		$7,590,490

INVESTMENT COMPANIES - 0.80%
Investment Companies - 0.80%
First Opportunity Fund, Inc.	199,100	1,188,627
iShares Russell 2000 Value Index Fund (L)	29,300	1,671,272

		2,859,899

TOTAL INVESTMENT COMPANIES (Cost $4,333,500)		$2,859,899

SHORT-TERM INVESTMENTS - 30.01%
SHORT-TERM SECURITIES - 2.19%
State Street Institutional US Government
Money Market Fund, 0.0598%	$501,214	501,214
T. Rowe Price Reserve Investment
Fund, 0.3057%	$7,361,905	$7,361,905

		7,863,119
Securities Lending Collateral - 27.82%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	9,964,988	99,739,562

TOTAL SHORT-TERM INVESTMENTS (Cost $107,597,289)		$107,602,681

Total Investments (Small Company Value Trust)
(Cost $465,016,277) - 127.76%		$458,124,043
Other assets and liabilities, net - (27.76%)		(99,554,288)

TOTAL NET ASSETS - 100.00%		$358,569,755

Smaller Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.67%
Consumer Discretionary - 17.68%
Auto Components - 0.92%
American Axle & Manufacturing
Holdings, Inc. (I)	2,813	$20,602
Amerigon, Inc. (I)	44,284	326,816
China Automotive Systems, Inc. (I)	454	7,990
Drew Industries, Inc. (I)	22,765	459,853
Exide Technologies (I)	5,080	26,416
Federal Mogul Corp. (I)	698	9,088
Fuel Systems Solutions, Inc. (I)(L)	1,005	26,080
Gentex Corp.	9,339	167,915
Modine Manufacturing Company (I)	1,919	14,738
Tenneco, Inc. (I)	3,997	84,177
Westport Innovations, Inc. (I)	26,020	408,254
Wonder Auto Technology, Inc. (I)(L)	51,402	376,263

		1,928,192
Automobiles - 0.03%
Thor Industries, Inc.	2,609	61,964
Winnebago Industries, Inc. (I)(L)	683	6,789

		68,753
Diversified Consumer Services - 1.54%
American Public Education, Inc. (I)(L)	11,283	493,067
Bridgepoint Education, Inc. (I)	15,169	239,822
Capella Education Company (I)	1,012	82,326
Career Education Corp. (I)(L)	3,674	84,575
ChinaCast Education Corp. (I)	47,899	284,520
Coinstar, Inc. (I)	1,987	85,381
Corinthian Colleges, Inc. (I)(L)	5,897	58,085
Grand Canyon Education, Inc. (I)(L)	19,001	445,193
Hillenbrand, Inc.	21,200	453,468
K12, Inc. (I)	1,517	33,647
Lincoln Educational Services Corp. (I)	1,220	25,120
Matthews International Corp., Class A	2,040	59,731
Pre-Paid Legal Services, Inc. (I)(L)	473	21,517
Princeton Review, Inc. (I)(L)	103,890	241,025
Sotheby’s (L)	24,886	569,143
Steiner Leisure, Ltd. (I)	931	35,788
Universal Technical Institute, Inc.	1,363	32,221

		3,244,629

183

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.59%
AFC Enterprises, Inc. (I)	1,709	$15,552
Ambassadors Group, Inc.	600	6,774
Bally Technologies, Inc. (I)(L)	14,843	480,765
Biglari Holdings, Inc. (I)	29	8,320
BJ’s Restaurants, Inc. (I)(L)	15,404	363,534
Buffalo Wild Wings, Inc. (I)	1,154	42,213
California Pizza Kitchen, Inc. (I)	1,545	23,407
CEC Entertainment, Inc. (I)	1,492	52,608
Choice Hotels International, Inc.	700	21,147
Denny’s Corp. (I)	6,488	16,869
DineEquity, Inc. (I)	1,004	28,032
Domino’s Pizza, Inc. (I)	46,406	524,388
Gaylord Entertainment Company (I)(L)	2,211	48,841
Interval Leisure Group, Inc. (I)	2,658	33,092
Isle of Capri Casinos, Inc. (I)	1,089	10,084
Krispy Kreme Doughnuts, Inc. (I)	4,078	13,743
Life Time Fitness, Inc. (I)(L)	2,506	79,666
Monarch Casino & Resort, Inc. (I)	422	4,275
P.F. Chang’s China Bistro, Inc.	1,542	61,140
Panera Bread Company (I)	2,026	152,538
Papa John’s International, Inc. (I)	1,461	33,778
Peet’s Coffee & Tea, Inc. (I)(L)	881	34,597
Pinnacle Entertainment, Inc. (I)	1,414	13,376
Scientific Games Corp. (I)	4,703	43,268
Shuffle Master, Inc. (I)	3,603	28,860
Sonic Corp. (I)	3,900	30,225
Texas Roadhouse, Inc., Class A (I)	36,843	464,959
The Cheesecake Factory, Inc. (I)	23,247	517,478
Vail Resorts, Inc. (I)	975	34,037
WMS Industries, Inc. (I)	3,928	154,174

		3,341,740
Household Durables - 0.93%
Blyth, Inc.	389	13,253
Deer Consumer Products, Inc. (I)	657	5,453
Furniture Brands International, Inc. (I)	859	4,484
Harman International Industries, Inc. (I)	57,000	1,703,730
Hovnanian Enterprises, Inc., Class A (I)(L)	2,333	8,585
iRobot Corp. (I)	1,433	26,926
National Presto Industries, Inc.	323	29,994
Sealy Corp. (I)	2,061	5,503
Standard Pacific Corp. (I)	2,477	8,248
Tempur-Pedic International, Inc. (I)	4,707	144,740
Universal Electronics, Inc. (I)	920	15,300

		1,966,216
Internet & Catalog Retail - 0.21%
1-800-Flowers.com, Inc., Class A (I)	1,701	3,504
Blue Nile, Inc. (I)(L)	973	45,809
Gaiam, Inc., Class A	1,011	6,137
HSN, Inc. (I)	929	22,296
NutriSystem, Inc. (L)	936	21,472
Orbitz Worldwide, Inc. (I)	1,357	5,170
Overstock.com, Inc. (I)	1,074	19,407
PetMed Express, Inc. (L)	1,536	27,341
Shutterfly, Inc. (I)	1,567	37,545
US Auto Parts Network, Inc. (I)	42,270	253,620
Vitacost.com, Inc. (I)	1,108	9,961

		452,262
Leisure Equipment & Products - 0.17%
Brunswick Corp.	3,864	48,030
Eastman Kodak Company (I)(L)	18,059	78,376
Leapfrog Enterprises, Inc. (I)	1,179	4,740
Marine Products Corp. (I)	482	2,728
Polaris Industries, Inc. (L)	2,085	113,883
Pool Corp. (L)	3,290	$72,117
Smith & Wesson Holding Corp. (I)(L)	2,609	10,671
Sturm Ruger & Company, Inc.	1,282	18,371

		348,916
Media - 1.94%
Arbitron, Inc.	1,784	45,724
China MediaExpress Holdings, Inc. (I)	664	5,823
CKX, Inc. (I)	3,125	15,594
CTC Media, Inc. (L)	3,580	51,695
Discovery Communications, Inc., Series A (I)	62,200	2,221,162
DreamWorks Animation SKG, Inc. (I)	4,829	137,868
Imax Corp. (I)(L)	35,080	512,168
John Wiley & Sons, Inc.	2,970	114,850
Knology, Inc. (I)	2,061	22,527
Lions Gate Entertainment Corp. (I)	5,139	35,870
Live Nation Entertainment, Inc. (I)	9,069	94,771
Madison Square Garden, Inc., Class A (I)	4,161	81,847
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	1,808	8,895
Mediacom Communications
Corp., Class A (I)(L)	2,722	18,292
Meredith Corp.	852	26,523
Morningstar, Inc. (I)	1,470	62,504
National CineMedia, Inc.	2,829	47,131
Outdoor Channel Holdings, Inc. (I)	429	2,003
RCN Corp. (I)	2,281	33,782
Sinclair Broadcast Group, Inc., Class A (I)	3,054	17,805
SuperMedia, Inc. (I)	855	15,638
The New York Times Company, Class A (I)	3,062	26,486
Valassis Communications, Inc. (I)	14,969	474,817
Warner Music Group Corp. (I)	3,632	17,652

		4,091,427
Multiline Retail - 1.93%
99 Cents Only Stores (I)	42,826	633,825
Big Lots, Inc. (I)(L)	13,777	442,104
Kohl’s Corp. (I)	62,800	2,983,000
Retail Ventures, Inc. (I)	1,644	12,856

		4,071,785
Specialty Retail - 6.01%
Aaron, Inc., Class B (L)	33,980	580,039
Aeropostale, Inc. (I)	6,774	194,007
AnnTaylor Stores Corp. (I)	1,975	32,133
Bebe Stores, Inc.	2,025	12,960
Casual Male Retail Group, Inc. (I)(L)	89,750	306,945
Charming Shoppes, Inc. (I)(L)	3,881	14,554
Chico’s FAS, Inc.	250,865	2,478,546
Citi Trends, Inc. (I)	987	32,512
Coldwater Creek, Inc. (I)	4,329	14,545
Dick’s Sporting Goods, Inc. (I)(L)	6,011	149,614
DSW, Inc., Class A (I)	349	7,839
Genesco, Inc. (I)	18,726	492,681
Gymboree Corp. (I)	2,015	86,061
hhgregg, Inc. (I)(L)	20,087	468,429
Hibbett Sports, Inc. (I)(L)	25,576	612,801
Hot Topic, Inc.	2,977	15,123
J. Crew Group, Inc. (I)(L)	4,061	149,485
Jo-Ann Stores, Inc. (I)	126	4,726
Jos. A. Bank Clothiers, Inc. (I)(L)	8,800	475,112
Lumber Liquidators Holdings, Inc. (I)	1,467	34,225
Monro Muffler Brake, Inc.	14,937	590,460
New York & Company, Inc. (I)	1,163	2,663
Office Depot, Inc. (I)	9,235	37,309
OfficeMax, Inc. (I)	2,845	37,156

184

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Pacific Sunwear of California, Inc. (I)	2,221	$7,107
Penske Auto Group, Inc. (I)	39,817	452,321
PEP Boys - Manny, Moe & Jack	66,080	585,469
Pier 1 Imports, Inc. (I)	7,769	49,799
Rue21, Inc. (I)	896	27,185
Sally Beauty Holdings, Inc. (I)(L)	6,735	55,227
Select Comfort Corp. (I)	2,373	20,764
Shoe Carnival, Inc. (I)	8,805	180,591
Systemax, Inc.	734	11,061
Talbots, Inc. (I)	4,201	43,312
The Buckle, Inc. (L)	934	30,280
The Children’s Place Retail Stores, Inc. (I)(L)	1,657	72,941
The Dress Barn, Inc. (I)	24,893	592,702
The Finish Line, Inc., Class A	42,180	587,567
The Wet Seal, Inc., Class A (I)	6,545	23,889
Tractor Supply Company	34,127	2,080,723
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	21,211	501,852
Vitamin Shoppe, Inc. (I)	1,182	30,318
Williams-Sonoma, Inc. (L)	18,380	456,192
Zumiez, Inc. (I)	1,423	22,925

		12,662,150
Textiles, Apparel & Luxury Goods - 2.41%
American Apparel, Inc. (I)	1,543	2,824
Carter’s, Inc. (I)	22,182	582,278
Crocs, Inc. (I)	5,759	60,930
Deckers Outdoor Corp. (I)	5,264	752,068
Fossil, Inc. (I)	14,919	517,689
Fuqi International, Inc. (I)	726	4,937
G-III Apparel Group, Ltd. (I)	1,061	24,286
Hanesbrands, Inc. (I)	4,168	100,282
Iconix Brand Group, Inc. (I)	36,831	529,261
Jones Apparel Group, Inc.	29,790	472,172
K-Swiss, Inc., Class A (I)	1,819	20,427
Liz Claiborne, Inc. (I)(L)	4,142	17,479
Lululemon Athletica, Inc. (I)(L)	3,068	114,191
Maidenform Brands, Inc. (I)	24,436	497,517
Peace Mark Holdings, Ltd. (I)	464,000	0
Phillips-Van Heusen Corp.	2,497	115,536
Skechers U.S.A., Inc., Class A (I)	793	28,960
Steven Madden, Ltd. (I)	19,243	606,539
The Warnaco Group, Inc. (I)	13,384	483,698
True Religion Apparel, Inc. (I)	1,612	35,577
Under Armour, Inc., Class A (I)(L)	2,414	79,976
Volcom, Inc. (I)	1,146	21,281

		5,067,908

		37,243,978
Consumer Staples - 1.24%
Beverages - 0.16%
Boston Beer Company, Inc. (I)	682	46,001
Central European Distribution Corp. (I)	11,030	235,821
Coca-Cola Bottling Company Consolidated	187	8,961
Heckmann Corp. (I)	6,949	32,243
National Beverage Corp.	386	4,740

		327,766
Food & Staples Retailing - 0.22%
Arden Group, Inc.	84	7,381
BJ’s Wholesale Club, Inc. (I)(L)	2,434	90,082
Casey’s General Stores, Inc.	3,422	119,428
QKL Stores, Inc. (I)	24,899	104,576
Rite Aid Corp. (I)	44,743	43,848
Susser Holdings Corp. (I)	287	3,384
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,876	$7,316
United Natural Foods, Inc. (I)	2,751	82,200

		458,215
Food Products - 0.68%
AgFeed Industries, Inc. (I)(L)	1,296	3,797
American Dairy, Inc. (I)(L)	730	11,644
American Italian Pasta Company, Class A (I)	1,419	75,023
Cal-Maine Foods, Inc.	468	14,943
Calavo Growers, Inc. (L)	15,554	279,350
Darling International, Inc. (I)	23,983	180,112
Diamond Foods, Inc.	1,420	58,362
Green Mountain Coffee Roasters, Inc. (I)(L)	7,494	192,596
J & J Snack Foods Corp.	989	41,637
Pilgrim’s Pride Corp. (I)(L)	3,601	23,659
Sanderson Farms, Inc.	515	26,131
Smart Balance, Inc. (I)	4,212	17,227
Tootsie Roll Industries, Inc. (L)	887	20,978
TreeHouse Foods, Inc. (I)	10,344	472,307
Zhongpin, Inc. (I)(L)	1,855	21,815

		1,439,581
Personal Products - 0.17%
China Sky One Medical, Inc. (I)	728	8,183
China-Biotics, Inc. (I)	488	6,349
Herbalife, Ltd.	4,053	186,641
NBTY, Inc. (I)	3,826	130,122
Revlon, Inc. (I)	814	9,084
USANA Health Sciences, Inc. (I)	514	18,776

		359,155
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	5,689	20,253

		2,604,970
Energy - 7.80%
Energy Equipment & Services - 3.03%
Allis-Chalmers Energy, Inc. (I)	2,637	5,432
Atwood Oceanics, Inc. (I)	1,949	49,738
Basic Energy Services, Inc. (I)	752	5,790
Bronco Drilling Company, Inc. (I)	1,557	5,216
Cal Dive International, Inc. (I)	2,216	12,964
CARBO Ceramics, Inc.	1,322	95,435
Complete Production Services, Inc. (I)	38,244	546,889
Core Laboratories NV (L)	4,949	730,522
Dawson Geophysical Company (I)	15,042	319,943
Dril-Quip, Inc. (I)(L)	43,038	1,894,533
Exterran Holdings, Inc. (I)(L)	3,993	103,059
Helix Energy Solutions Group, Inc. (I)	4,346	46,806
Hercules Offshore, Inc. (I)(L)	53,390	129,738
ION Geophysical Corp. (I)	4,670	16,252
Key Energy Services, Inc. (I)	41,576	381,668
Lufkin Industries, Inc.	700	27,293
Matrix Service Company (I)	1,769	16,469
Natural Gas Services Group, Inc. (I)	16,308	246,740
North American Energy Partners, Inc. (I)	52,660	464,988
Oil States International, Inc. (I)	13,103	518,617
OYO Geospace Corp. (I)	9,274	449,604
Pioneer Drilling Company (I)	2,366	13,415
RPC, Inc. (L)	1,982	27,054
Seahawk Drilling, Inc. (I)	704	6,843
Superior Energy Services, Inc. (I)	5,279	98,559
Superior Well Services, Inc. (I)(L)	1,548	25,883
T-3 Energy Services, Inc. (I)	438	12,220
Tesco Corp. (I)	2,024	24,855

185

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
TetraTechnologies, Inc. (I)	5,070	$46,036
Unit Corp. (I)	952	38,642
Willbros Group, Inc. (I)	1,733	12,824

		6,374,027
Oil, Gas & Consumable Fuels - 4.77%
Alon USA Energy, Inc. (L)	726	4,617
Approach Resources, Inc. (I)	293	2,016
Arena Resources, Inc. (I)	2,583	82,398
Atlas Energy, Inc. (I)	5,258	142,334
ATP Oil & Gas Corp. (I)(L)	2,890	30,605
BPZ Resources, Inc. (I)(L)	5,416	22,476
Brigham Exploration Company (I)(L)	7,675	118,042
Cabot Oil & Gas Corp.	70,500	2,208,060
Carrizo Oil & Gas, Inc. (I)(L)	21,971	341,210
Cheniere Energy, Inc. (I)(L)	3,649	10,290
China Integrated Energy, Inc. (I)	782	6,491
Clayton Williams Energy, Inc. (I)	530	22,324
Clean Energy Fuels Corp. (I)(L)	2,609	38,978
Comstock Resources, Inc. (I)	20,327	563,464
Contango Oil & Gas Company (I)	853	38,172
Delek US Holdings, Inc.	313	2,285
Denbury Resources, Inc. (I)(L)	108,300	1,585,512
Endeavour International Corp. (I)(L)	7,659	8,119
Frontier Oil Corp.	4,574	61,520
Gastar Exploration, Ltd. (I)	2,854	10,303
Georesources, Inc. (I)	10,400	144,872
GMX Resources, Inc. (I)(L)	1,994	12,941
Goodrich Petroleum Corp. (I)(L)	1,640	19,680
Gran Tierra Energy, Inc. (I)	15,285	75,814
Gulfport Energy Corp. (I)	1,864	22,107
Holly Corp.	3,034	80,644
International Coal Group, Inc. (I)(L)	111,197	428,108
Magnum Hunter Resources Corp. (I)	4,156	18,120
Mariner Energy, Inc. (I)(L)	6,841	146,945
McMoRan Exploration Company (I)	4,916	54,617
Northern Oil and Gas, Inc. (I)	3,020	38,777
Patriot Coal Corp. (I)	5,193	61,018
Penn Virginia Corp.	21,030	422,913
Petroleum Development Corp. (I)	646	16,551
Resolute Energy Corp. (I)	2,680	32,803
Rex Energy Corp. (I)	279,768	2,825,657
Rosetta Resources, Inc. (I)	3,534	70,009
SM Energy Company	4,220	169,475
Uranium Energy Corp. (I)(L)	3,637	8,583
Venoco, Inc. (I)	1,410	23,223
Warren Resources, Inc. (I)	4,507	13,070
Western Refining, Inc. (I)	3,580	18,007
World Fuel Services Corp. (L)	1,895	49,156

		10,052,306

		16,426,333
Financials - 5.06%
Capital Markets - 2.38%
Calamos Asset Management, Inc.	1,319	12,240
Cohen & Steers, Inc.	1,277	26,485
Duff & Phelps Corp.	1,376	17,379
Evercore Partners, Inc., Class A	662	15,458
Gleacher & Company, Inc. (I)	2,508	6,395
GLG Partners, Inc. (I)(L)	9,327	40,852
International Assets Holding Corp. (I)	885	14,160
KBW, Inc. (I)	1,472	31,560
LaBranche & Company, Inc. (I)	776	3,321
Lazard, Ltd., Class A	33,300	889,443
MF Global Holdings, Ltd. (I)(L)	6,540	37,343
optionsXpress Holdings, Inc. (I)	106,626	$1,678,293
Stifel Financial Corp. (I)	11,090	481,195
Teton Advisors, Inc., Class A (I)	2	18
TradeStation Group, Inc. (I)	874	5,900
Waddell & Reed Financial, Inc., Class A	79,500	1,739,460
Westwood Holdings Group, Inc.	384	13,498

		5,013,000
Commercial Banks - 0.71%
Cardinal Financial Corp.	1,832	16,928
Citizens & Northern Corp.	284	3,039
Danvers Bancorp, Inc.	1,424	20,577
First Citizens BancShares, Inc.	2,466	474,286
Investors Bancorp, Inc. (I)	3,459	45,382
Nara Bancorp, Inc. (I)	845	7,123
Pinnacle Financial Partners, Inc. (I)(L)	26,473	340,178
Popular, Inc. (I)	15,047	40,326
PrivateBancorp, Inc.	1,426	15,800
S&T Bancorp, Inc.	885	17,488
Signature Bank (I)	2,729	103,729
SVB Financial Group (I)	2,779	114,578
Texas Capital Bancshares, Inc. (I)	2,309	37,868
United Community Banks, Inc. (I)(L)	64,705	255,585

		1,492,887
Consumer Finance - 0.58%
Cardtronics, Inc. (I)	1,091	14,139
Cash America International, Inc. (L)	16,465	564,256
CompuCredit Holdings Corp. (L)	674	2,669
Credit Acceptance Corp. (I)	733	35,748
Dollar Financial Corp. (I)	1,628	32,218
EZCORP, Inc., Class A (I)	2,922	54,203
First Cash Financial Services, Inc. (I)	23,182	505,368
The First Marblehead Corp. (I)(L)	2,166	5,090
World Acceptance Corp. (I)	386	14,788

		1,228,479
Diversified Financial Services - 0.50%
Asset Acceptance Capital Corp. (I)	665	2,753
Encore Capital Group, Inc. (I)	32,830	676,626
Interactive Brokers Group, Inc., Class A (I)	2,493	41,384
Life Partners Holdings, Inc.	174	3,560
MSCI, Inc. (I)	7,479	204,925
NewStar Financial, Inc. (I)	1,981	12,599
PICO Holdings, Inc. (I)	1,366	40,939
Portfolio Recovery Associates, Inc. (I)	1,127	75,261

		1,058,047
Insurance - 0.06%
Ambac Financial Group, Inc. (I)(L)	19,326	12,948
Citizens, Inc., Class A (I)	1,040	6,926
Crawford & Company (I)	488	1,196
Crawford & Company, Class B (I)	926	2,926
eHealth, Inc. (I)	1,490	16,941
Greenlight Capital Re, Ltd., Class A (I)	2,021	50,909
Hilltop Holdings, Inc. (I)	998	9,990
MBIA, Inc. (I)(L)	3,853	21,615
Universal Insurance Holdings, Inc.	759	3,173

		126,624
Real Estate Investment Trusts - 0.31%
Alexander’s, Inc.	154	46,650
Apartment Investment & Management
Company, Class A	2,757	53,403
Cousins Properties, Inc.	3,053	20,577
CreXus Investment Corp.	320	3,978

186

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
DuPont Fabros Technology, Inc.	3,840	$94,310
Equity Lifestyle Properties, Inc.	1,938	93,470
Extra Space Storage, Inc.	1,940	26,966
First Industrial Realty Trust, Inc. (I)	1,306	6,295
LaSalle Hotel Properties	1,625	33,426
NorthStar Realty Finance Corp. (L)	3,292	8,790
Parkway Properties, Inc.	509	7,416
Pebblebrook Hotel Trust (I)	455	8,577
PS Business Parks, Inc.	460	25,659
Retail Opportunity Investments Corp.	1,405	13,558
Saul Centers, Inc.	317	12,880
Sun Communities, Inc.	738	19,158
Sunstone Hotel Investors, Inc. (I)	4,287	42,570
Taubman Centers, Inc.	3,652	137,425

		655,108
Real Estate Management & Development - 0.15%
Altisource Portfolio Solutions SA (I)	1,131	27,981
Consolidated-Tomoka Land Company	237	6,755
Forest City Enterprises, Inc., Class A (I)(L)	5,263	59,577
Forestar Group, Inc. (I)	1,146	20,582
Jones Lang LaSalle, Inc.	2,819	185,039
Tejon Ranch Company (I)	800	18,464

		318,398
Thrifts & Mortgage Finance - 0.37%
Beneficial Mutual Bancorp, Inc. (I)	2,209	21,825
Federal Home Loan Mortgage Corp. (I)	43,575	17,996
Federal National Mortgage Association (I)(L)	75,059	25,708
Provident Financial Services, Inc. (L)	21,440	250,634
Roma Financial Corp.	256	2,780
ViewPoint Financial Group (I)	750	10,388
Washington Federal, Inc.	26,990	436,698

		766,029

		10,658,572
Health Care - 16.83%
Biotechnology - 2.58%
Acorda Therapeutics, Inc. (I)	2,566	79,828
Affymax, Inc. (I)	1,247	7,457
Alexion Pharmaceuticals, Inc. (I)	2,503	128,129
Alkermes, Inc. (I)	6,348	79,033
Allos Therapeutics, Inc. (I)	5,241	32,127
Alnylam Pharmaceuticals, Inc. (I)(L)	31,406	471,718
AMAG Pharmaceuticals, Inc. (I)	917	31,499
Arena Pharmaceuticals, Inc. (I)(L)	6,236	19,145
Arqule, Inc. (I)	1,854	7,972
BioMarin Pharmaceutical, Inc. (I)(L)	6,799	128,909
BioSpecifics Technologies Corp. (I)	296	5,884
BioTime, Inc. (I)(L)	1,244	7,663
Celera Corp. (I)	5,503	36,045
Cell Therapeutics, Inc. (I)(L)	41,416	15,535
Cepheid, Inc. (I)(L)	3,964	63,503
China Biologic Products, Inc. (I)	632	6,946
Clinical Data, Inc. (I)	695	8,646
Cubist Pharmaceuticals, Inc. (I)	3,909	80,525
Dyax Corp. (I)	6,070	13,779
Emergent Biosolutions, Inc. (I)	1,346	21,994
Enzon Pharmaceuticals, Inc. (I)(L)	3,044	32,419
Exelixis, Inc. (I)	7,216	25,040
Genomic Health, Inc. (I)(L)	961	12,426
Geron Corp. (I)(L)	4,258	21,375
Halozyme Therapeutics, Inc. (I)	4,928	34,693
Idenix Pharmaceuticals, Inc. (I)	1,588	7,940
Immunogen, Inc. (I)	2,901	26,892
Incyte Corp. (I)(L)	7,968	$88,206
InterMune, Inc. (I)	2,152	20,121
Isis Pharmaceuticals, Inc. (I)(L)	6,283	60,128
Lexicon Pharmaceuticals, Inc. (I)	9,163	11,729
Ligand Pharmaceuticals, Inc., Class B (I)	4,600	6,716
Mannkind Corp. (I)(L)	4,559	29,132
Martek Biosciences Corp. (I)(L)	2,238	53,063
Maxygen, Inc. (I)	1,850	10,231
Medivation, Inc. (I)	2,140	18,918
Metabolix, Inc. (I)	1,081	15,469
Micromet, Inc. (I)(L)	3,992	24,910
Momenta Pharmaceuticals, Inc. (I)	1,657	20,315
Nabi Biopharmaceuticals (I)	3,327	18,099
NPS Pharmaceuticals, Inc. (I)	3,864	24,884
Onyx Pharmaceuticals, Inc. (I)	24,235	523,234
Opko Health, Inc. (I)(L)	4,432	10,016
Orexigen Therapeutics, Inc. (I)(L)	1,542	6,476
Osiris Therapeutics, Inc. (I)	1,101	6,397
PDL BioPharma, Inc. (L)	4,018	22,581
Pharmasset, Inc. (I)	2,136	58,398
Progenics Pharmaceuticals, Inc. (I)	2,128	11,661
Protalix BioTherapeutics, Inc. (I)(L)	1,941	11,860
Regeneron Pharmaceuticals, Inc. (I)	4,005	89,392
Rigel Pharmaceuticals, Inc. (I)	2,264	16,301
Sangamo Biosciences, Inc. (I)	2,717	10,080
Savient Pharmaceuticals, Inc. (I)	2,912	36,691
Seattle Genetics, Inc. (I)	5,744	68,871
SIGA Technologies, Inc. (I)(L)	2,324	17,895
Talecris Biotherapeutics Holdings Corp. (I)	4,121	86,953
Targacept, Inc. (I)	1,303	25,187
Theravance, Inc. (I)(L)	25,969	326,430
United Therapeutics Corp. (I)(L)	46,988	2,293,484
Zymogenetics, Inc. (I)	3,632	15,327

		5,446,277
Health Care Equipment & Supplies - 6.66%
Abaxis, Inc. (I)(L)	1,484	31,802
ABIOMED, Inc. (I)	2,142	20,735
Accuray, Inc. (I)	3,300	21,879
AGA Medical Holdings, Inc. (I)(L)	1,010	12,817
Align Technology, Inc. (I)(L)	3,795	56,432
Alphatec Holdings, Inc. (I)	63,337	293,884
American Medical Systems
Holdings, Inc. (I)(L)	28,745	635,839
AngioDynamics, Inc. (I)	27,250	401,938
Atrion Corp.	2,386	322,229
ATS Medical, Inc. (I)	3,391	13,462
Beckman Coulter, Inc.	30,600	1,844,874
Cantel Medical Corp.	957	15,982
Conceptus, Inc. (I)(L)	1,962	30,568
CONMED Corp. (I)	64,200	1,196,046
CryoLife, Inc. (I)	1,820	9,810
Cyberonics, Inc. (I)	1,868	44,234
Cynosure, Inc. (I)	657	7,076
DexCom, Inc. (I)	3,161	36,541
ev3, Inc. (I)	4,921	110,280
Exactech, Inc. (I)	560	9,565
Greatbatch, Inc. (I)	545	12,159
Haemonetics Corp. (I)	13,149	703,734
ICU Medical, Inc. (I)	9,176	295,192
Immucor, Inc. (I)	29,916	569,900
Insulet Corp. (I)(L)	2,225	33,486
Integra LifeSciences Holdings Corp. (I)	12,204	451,548
Invacare Corp.	19,580	406,089
IRIS International, Inc. (I)	1,212	12,290

187

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Kensey Nash Corp. (I)	662	$15,696
MAKO Surgical Corp. (I)	1,244	15,488
Masimo Corp. (L)	3,508	83,525
MELA Sciences, Inc. (I)(L)	1,421	10,572
Meridian Bioscience, Inc.	955	16,235
Merit Medical Systems, Inc. (I)	1,794	28,830
Micrus Endovascular Corp. (I)	14,302	297,339
Natus Medical, Inc. (I)	15,639	254,759
Neogen Corp. (I)	1,436	37,408
NuVasive, Inc. (I)(L)	2,610	92,551
NxStage Medical, Inc. (I)	1,730	25,673
OraSure Technologies, Inc. (I)	1,464	6,778
Orthofix International NV (I)	1,152	36,922
Orthovita, Inc. (I)	4,369	8,869
Palomar Medical Technologies, Inc. (I)	1,154	12,913
Quidel Corp. (I)	1,651	20,951
Sirona Dental Systems, Inc. (I)	20,228	704,744
Somanetics Corp. (I)	803	20,035
SonoSite, Inc. (I)	976	26,459
St. Jude Medical, Inc. (I)	44,800	1,616,832
Stereotaxis, Inc. (I)(L)	2,700	8,937
SurModics, Inc. (I)(L)	1,055	17,313
Symmetry Medical, Inc. (I)	2,407	25,370
Synovis Life Technologies, Inc. (I)	29,832	455,833
The Cooper Companies, Inc. (L)	55,200	2,196,408
Thoratec Corp. (I)(L)	3,644	155,708
TomoTherapy, Inc. (I)	2,891	9,193
Volcano Corp. (I)	2,945	64,260
West Pharmaceutical Services, Inc.	2,225	81,190
Wright Medical Group, Inc. (I)	2,606	43,286
Zoll Medical Corp. (I)	1,436	38,916

		14,029,384
Health Care Providers & Services - 2.28%
Air Methods Corp. (I)	12,309	366,193
Alliance HealthCare Services, Inc. (I)	1,912	7,724
Almost Family, Inc. (I)	554	19,351
Amedisys, Inc. (I)(L)	1,901	83,587
AMERIGROUP Corp. (I)	1,718	55,801
AMN Healthcare Services, Inc. (I)	770	5,760
Bio Reference Labs, Inc. (I)	23,797	527,579
Brookdale Senior Living, Inc. (I)	3,650	54,750
CardioNet, Inc. (I)	1,531	8,390
Catalyst Health Solutions, Inc. (I)	2,533	87,389
Centene Corp. (I)	1,209	25,994
Chemed Corp. (L)	1,528	83,490
Clarient, Inc. (I)	3,422	10,540
Corvel Corp. (I)	487	16,456
Emdeon, Inc., Class A (I)	2,132	26,714
Emergency Medical Services
Corp., Class A (I)	5,796	284,178
Emeritus Corp. (I)	1,028	16,767
Genoptix, Inc. (I)(L)	14,964	257,381
Gentiva Health Services, Inc. (I)	1,223	33,033
Hanger Orthopedic Group, Inc. (I)	18,120	325,435
Healthsouth Corp. (I)	6,270	117,312
Healthways, Inc. (I)	2,276	27,130
HMS Holdings Corp. (I)	1,818	98,572
inVentiv Health, Inc. (I)	715	18,304
IPC The Hospitalist Company, Inc. (I)	1,090	27,359
Landauer, Inc.	220	13,394
LHC Group, Inc. (I)	1,053	29,221
Magellan Health Services, Inc. (I)	11,190	406,421
MWI Veterinary Supply, Inc. (I)	780	39,203
PharMerica Corp. (I)	2,058	30,170
PSS World Medical, Inc. (I)	3,958	$83,712
Psychiatric Solutions, Inc. (I)(L)	3,593	117,563
RehabCare Group, Inc. (I)	20,312	442,395
Sunrise Senior Living, Inc. (I)	3,372	9,374
Tenet Healthcare Corp. (I)	32,343	140,369
The Ensign Group, Inc.	17,905	295,791
US Physical Therapy, Inc. (I)	26,356	444,889
VCA Antech, Inc. (I)	5,470	135,437
WellCare Health Plans, Inc. (I)	1,851	43,943

		4,817,071
Health Care Technology - 0.78%
Allscripts-Misys Healthcare
Solutions, Inc. (I)(L)	4,416	71,098
athenahealth, Inc. (I)(L)	2,152	56,232
Eclipsys Corp. (I)	3,844	68,577
MedAssets, Inc. (I)	2,859	65,986
Medidata Solutions, Inc. (I)	1,146	17,752
Omnicell, Inc. (I)	35,123	410,588
Phase Forward, Inc. (I)	2,929	48,856
Quality Systems, Inc. (L)	11,969	694,082
SXC Health Solutions Corp. (I)	2,624	192,208
Vital Images, Inc. (I)	915	11,666

		1,637,045
Life Sciences Tools & Services - 1.99%
Affymetrix, Inc. (I)	1,672	9,865
Albany Molecular Research, Inc. (I)	968	5,005
Bruker Corp. (I)	54,473	662,392
Dionex Corp. (I)	1,188	88,458
Enzo Biochem, Inc. (I)	2,298	9,353
eResearch Technology, Inc. (I)	3,257	25,665
ICON PLC, SADR (I)	18,579	536,747
Illumina, Inc. (I)(L)	51,370	2,236,136
Kendle International, Inc. (I)	618	7,119
Luminex Corp. (I)	2,531	41,053
Parexel International Corp. (I)	25,165	545,577
Sequenom, Inc. (I)(L)	3,940	23,285

		4,190,655
Pharmaceuticals - 2.54%
Akorn, Inc. (I)	2,369	7,036
Ardea Biosciences, Inc. (I)	1,264	25,988
Auxilium Pharmaceuticals, Inc. (I)(L)	3,176	74,636
Cadence Pharmaceuticals, Inc. (I)(L)	1,211	8,489
Caraco Pharmaceutical Laboratories, Ltd. (I)	656	3,096
Cardiome Pharma, Corp. (I)	36,660	298,779
Cypress Biosciences, Inc. (I)	2,576	5,925
Durect Corp. (I)	5,243	12,740
Impax Laboratories, Inc. (I)	31,020	591,241
Inspire Pharmaceuticals, Inc. (I)	4,148	20,699
MAP Pharmaceuticals, Inc. (I)	971	12,740
Medicis Pharmaceutical Corp., Class A	32,509	711,297
Nektar Therapeutics (I)	50,543	611,570
Obagi Medical Products, Inc. (I)	1,030	12,175
Oculus Innovative Sciences, Inc. (I)(L)	14,790	30,172
Pain Therapeutics, Inc. (I)	2,414	13,422
Par Pharmaceutical Companies, Inc. (I)	27,769	720,883
POZEN, Inc. (I)(L)	1,604	11,244
Questcor Pharmaceuticals, Inc. (I)	4,096	41,820
Salix Pharmaceuticals, Ltd. (I)(L)	24,432	953,581
Sucampo Pharmaceuticals, Inc. (I)	527	1,860
The Medicines Company (I)	3,554	27,046
Valeant Pharmaceuticals International (I)(L)	5,245	274,261
Viropharma, Inc. (I)	5,208	58,382
Vivus, Inc. (I)(L)	84,179	808,118

188

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
XenoPort, Inc. (I)	1,197	$11,743

		5,348,943

		35,469,375
Industrials - 20.22%
Aerospace & Defense - 2.84%
AAR Corp. (I)(L)	1,701	28,475
Aerovironment, Inc. (I)(L)	1,013	22,012
American Science & Engineering, Inc.	605	46,107
BE Aerospace, Inc. (I)	87,300	2,220,039
Cubic Corp.	1,078	39,218
DigitalGlobe, Inc. (I)	1,825	47,998
DynCorp International, Inc. (I)	2,459	43,082
Esterline Technologies Corp. (I)	11,290	535,711
GenCorp, Inc. (I)(L)	3,357	14,704
GeoEye, Inc. (I)	17,834	555,351
HEICO Corp.	572	20,546
HEICO Corp., Class A	1,186	31,963
Hexcel Corp. (I)	6,516	101,063
LMI Aerospace, Inc. (I)	5,360	84,527
Orbital Sciences Corp., Class A (I)	122,428	1,930,690
Stanley, Inc. (I)	1,015	37,941
Taser International, Inc. (I)(L)	3,956	15,428
Teledyne Technologies, Inc. (I)	1,211	46,720
TransDigm Group, Inc.	3,131	159,775

		5,981,350
Air Freight & Logistics - 1.30%
Forward Air Corp.	1,947	53,056
HUB Group, Inc., Class A (I)	86,042	2,582,120
Pacer International, Inc. (I)	2,345	16,392
UTI Worldwide, Inc.	6,753	83,602

		2,735,170
Airlines - 0.40%
AirTran Holdings, Inc. (I)(L)	95,680	464,048
Allegiant Travel Company	935	39,915
Hawaiian Holdings, Inc. (I)	2,251	11,638
UAL Corp. (I)(L)	11,255	231,403
US Airways Group, Inc. (I)(L)	10,829	93,238

		840,242
Building Products - 0.89%
A.O. Smith Corp.	37,000	1,783,030
AAON, Inc.	867	20,210
American Woodmark Corp.	216	3,694
Gibraltar Industries, Inc. (I)	640	6,464
Simpson Manufacturing Company, Inc.	929	22,807
Trex Company, Inc. (I)	879	17,659
USG Corp. (I)(L)	2,337	28,231

		1,882,095
Commercial Services & Supplies - 1.39%
ACCO Brands Corp. (I)	1,283	6,402
APAC Customer Services, Inc. (I)	75,256	428,959
ATC Technology Corp. (I)	471	7,593
Bowne & Company, Inc.	964	10,816
Cenveo, Inc. (I)	3,750	20,550
Clean Harbors, Inc. (I)	1,586	105,326
Consolidated Graphics, Inc. (I)	14,510	627,412
Cornell Companies, Inc. (I)	956	25,688
Corrections Corp. of America (I)	7,798	148,786
EnerNOC, Inc. (I)(L)	1,129	35,496
Fuel Tech, Inc. (I)	1,137	7,186
Healthcare Services Group, Inc.	2,593	49,137
Herman Miller, Inc.	3,571	67,385
Innerworkings, Inc. (I)	1,838	$12,554
Interface, Inc., Class A	3,226	34,647
KAR Auction Services, Inc. (I)	1,808	22,365
Knoll, Inc.	3,154	41,917
M&F Worldwide Corp. (I)	390	10,569
Metalico, Inc. (I)	2,654	10,563
Mobile Mini, Inc. (I)	2,439	39,707
Rino International Corp. (I)(L)	375	4,691
Rollins, Inc.	3,006	62,194
Standard Parking Corp. (I)	928	14,690
Steelcase, Inc., Class A	5,004	38,781
SYKES Enterprises, Inc. (I)	2,708	38,535
Team, Inc. (I)	1,209	15,777
Tetra Tech, Inc. (I)	4,145	81,283
The Geo Group, Inc. (I)	3,471	72,023
United Stationers, Inc. (I)	1,613	87,860
Viad Corp.	691	12,196
Waste Connections, Inc. (I)	22,721	792,736

		2,933,824
Construction & Engineering - 2.65%
Argan, Inc. (I)	502	5,236
Chicago Bridge & Iron Company NV (I)	168,100	3,161,961
EMCOR Group, Inc. (I)	2,226	51,576
Furmanite Corp. (I)	2,341	9,294
Great Lakes Dredge & Dock Corp.	2,428	14,568
Insituform Technologies, Inc., Class A (I)	2,613	53,514
MasTec, Inc. (I)	201,633	1,895,350
Michael Baker Corp. (I)	538	18,776
Northwest Pipe Company (I)	217	4,123
Orion Marine Group, Inc. (I)	26,308	373,574

		5,587,972
Electrical Equipment - 2.21%
A123 Systems, Inc. (I)(L)	4,535	42,765
Acuity Brands, Inc. (L)	2,919	106,193
American Superconductor Corp. (I)(L)	2,860	76,333
AZZ, Inc.	831	30,556
Baldor Electric Company	1,041	37,559
Belden, Inc.	84,100	1,850,200
Broadwind Energy, Inc. (I)	3,585	10,038
Capstone Turbine Corp. (I)(L)	220,772	216,357
Ener1, Inc. (I)(L)	3,258	11,012
Energy Conversion Devices, Inc. (I)(L)	3,079	12,624
EnerSys, Inc. (I)	26,335	562,779
Evergreen Solar, Inc. (I)(L)	6,648	4,534
Fuelcell Energy, Inc. (I)(L)	5,103	6,022
Fushi Copperweld, Inc. (I)	1,109	9,072
General Cable Corp. (I)	2,027	54,020
GrafTech International, Ltd. (I)	31,877	466,042
Harbin Electric, Inc. (I)(L)	20,170	335,831
II-VI, Inc. (I)	18,703	554,170
Polypore International, Inc. (I)	820	18,647
Powell Industries, Inc. (I)	542	14,818
Thomas & Betts Corp. (I)	3,537	122,734
Valence Technology, Inc. (I)(L)	4,327	3,115
Vicor Corp.	1,405	17,548
Woodward Governor Company	3,908	99,771

		4,662,740
Industrial Conglomerates - 0.03%
Raven Industries, Inc.	1,090	36,744
Standex International Corp.	838	21,243
Tredegar Industries, Inc.	597	9,743

		67,730

189

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery - 3.18%
3D Systems Corp. (I)(L)	1,305	$16,378
Actuant Corp., Class A	4,562	85,902
ArvinMeritor, Inc. (I)(L)	5,856	76,714
Astec Industries, Inc. (I)	1,288	35,716
Badger Meter, Inc.	956	36,988
Barnes Group, Inc.	2,040	33,436
Blount International, Inc. (I)	1,361	13,977
Briggs & Stratton Corp.	12,460	212,069
China Fire & Security Group, Inc. (I)(L)	556	5,104
CLARCOR, Inc.	3,390	120,413
Columbus McKinnon Corp. (I)	28,587	399,360
Duoyuan Printing Inc. (I)	257	1,984
Dynamic Materials Corp.	866	13,891
Energy Recovery, Inc. (I)	2,021	8,084
EnPro Industries, Inc. (I)	17,201	484,208
ESCO Technologies, Inc.	1,778	45,784
Force Protection, Inc. (I)	4,702	19,278
Gardner Denver, Inc.	3,509	156,466
Graco, Inc.	4,039	113,859
Greenbrier Companies, Inc. (I)	646	7,235
IDEX Corp.	5,434	155,249
John Bean Technologies Corp.	1,856	28,304
Kadant, Inc. (I)	825	14,372
Kennametal, Inc.	11,460	291,428
L.B. Foster Company (I)	683	17,703
Lindsay Corp.	839	26,588
Middleby Corp. (I)	1,185	63,030
Mueller Industries, Inc.	1,265	31,119
NACCO Industries, Inc., Class A	219	19,438
Navistar International Corp. (I)	23,300	1,146,360
Oshkosh Corp. (I)	6,018	187,521
RBC Bearings, Inc. (I)	949	27,512
Robbins & Myers, Inc.	1,881	40,893
Sauer-Danfoss, Inc. (I)	527	6,440
Sun Hydraulics, Inc.	853	20,011
Tennant Company	1,137	38,453
The Gorman-Rupp Company (L)	1,011	25,326
The Manitowoc Company, Inc.	4,394	40,161
The Toro Company	2,289	112,436
Valmont Industries, Inc.	1,414	102,741
WABCO Holdings, Inc. (I)	72,908	2,295,144
Wabtec Corp. (L)	3,201	127,688

		6,704,763
Marine - 0.07%
American Commercial Lines, Inc. (I)	320	7,203
Genco Shipping & Trading, Ltd. (I)	673	10,088
Kirby Corp. (I)(L)	3,450	131,963

		149,254
Professional Services - 1.54%
Administaff, Inc.	1,572	37,980
CBIZ, Inc. (I)	2,042	12,987
CoStar Group, Inc. (I)	1,314	50,983
Exponent, Inc. (I)	918	30,037
FTI Consulting, Inc. (I)(L)	13,733	598,621
Heidrick & Struggles International, Inc.	11,153	254,511
Hill International, Inc. (I)	1,103	4,478
Huron Consulting Group, Inc. (I)	1,384	26,863
ICF International, Inc. (I)	1,137	27,208
Kforce, Inc. (I)	37,309	475,690
Korn/Ferry International (I)	1,539	21,392
Mistras Group, Inc. (I)(L)	805	8,630
Navigant Consulting Company (I)	3,362	34,898
Resources Connection, Inc. (I)	3,118	42,405
SFN Group, Inc. (I)	3,467	$18,930
The Advisory Board Company (I)	13,064	561,229
The Corporate Executive Board Company	2,294	60,263
The Dolan Company (I)	24,900	276,888
Towers Watson & Company	3,154	122,533
TrueBlue, Inc. (I)	35,724	399,752
VSE Corp.	5,317	169,187

		3,235,465
Road & Rail - 2.47%
Arkansas Best Corp.	566	11,745
Avis Budget Group, Inc. (I)(L)	4,456	43,758
Celadon Group, Inc. (I)	41,310	584,123
Dollar Thrifty Automotive Group, Inc. (I)	1,086	46,274
Genesee & Wyoming, Inc., Class A (I)	2,589	96,596
Heartland Express, Inc.	3,656	53,085
Knight Transportation, Inc. (L)	4,199	84,988
Landstar System, Inc.	70,678	2,755,735
Marten Transport, Ltd. (I)	20,652	429,149
Old Dominion Freight Lines, Inc. (I)	20,270	712,288
Patriot Transportation Holding, Inc. (I)	43	3,479
RailAmerica, Inc. (I)	1,643	16,299
Saia, Inc. (I)	1,066	15,990
Universal Truckload Services, Inc. (I)	150	2,090
Werner Enterprises, Inc.	14,880	325,723
YRC Worldwide, Inc. (I)	68,624	10,294

		5,191,616
Trading Companies & Distributors - 1.25%
Beacon Roofing Supply, Inc. (I)	3,049	54,943
H&E Equipment Services, Inc. (I)	1,877	14,059
Houston Wire & Cable Company	1,126	12,217
Kaman Corp., Class A	606	13,405
RSC Holdings, Inc. (I)	3,472	21,422
Titan Machinery, Inc. (I)	584	7,668
United Rentals, Inc. (I)	4,044	37,690
Watsco, Inc. (L)	42,800	2,478,976

		2,640,380

		42,612,601
Information Technology - 21.07%
Communications Equipment - 2.93%
Acme Packet, Inc. (I)	23,964	644,152
ADTRAN, Inc. (L)	3,739	101,963
Anaren, Inc. (I)	475	7,097
Arris Group, Inc. (I)	4,224	43,043
Aruba Networks, Inc. (I)	4,788	68,181
Bel Fuse, Inc.	39	647
Bel Fuse, Inc., Class B	287	4,738
BigBand Networks, Inc. (I)	2,902	8,764
Blue Coat Systems, Inc. (I)(L)	19,413	396,608
Ciena Corp. (I)(L)	6,223	78,908
CommScope, Inc. (I)	80,638	1,916,765
Comtech Telecommunications Corp. (I)(L)	1,899	56,837
DG Fastchannel, Inc. (I)	12,225	398,291
Digi International, Inc. (I)	1,581	13,075
EMS Technologies, Inc. (I)	513	7,705
Emulex Corp. (I)	48,790	447,892
Extreme Networks, Inc. (I)	2,000	5,400
Finisar Corp. (I)(L)	4,484	66,812
Harmonic, Inc. (I)	6,460	35,142
Hughes Communications, Inc. (I)	654	15,912
Infinera Corp. (I)	5,910	38,001
InterDigital, Inc. (I)	2,929	72,317
Ixia (I)	2,330	20,015

190

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
JDS Uniphase Corp. (I)	14,734	$144,983
NETGEAR, Inc. (I)	19,958	356,051
Oclaro, Inc. (I)	3,257	36,120
Oplink Communications, Inc. (I)	33,069	473,879
OpNext, Inc. (I)	2,141	3,533
Palm, Inc. (I)(L)	10,702	60,894
Plantronics, Inc.	3,244	92,778
Polycom, Inc. (I)	5,657	168,522
Powerwave Technologies, Inc. (I)(L)	8,913	13,726
RADWARE, Ltd., ADR (I)	6,970	142,676
Riverbed Technology, Inc. (I)	4,010	110,756
Seachange International, Inc. (I)	1,880	15,472
ShoreTel, Inc. (I)	1,962	9,104
Sonus Networks, Inc. (I)	6,923	18,761
Viasat, Inc. (I)(L)	2,369	77,135

		6,172,655
Computers & Peripherals - 1.48%
3PAR, Inc. (I)(L)	1,878	17,484
Adaptec, Inc. (I)	5,259	15,199
Compellent Technologies, Inc. (I)	1,462	17,719
Cray, Inc. (I)	40,094	223,725
Hypercom Corp. (I)(L)	71,770	333,013
Intermec, Inc. (I)	3,318	34,010
Intevac, Inc. (I)	1,493	15,930
Isilon Systems, Inc. (I)	32,987	423,553
Netezza Corp. (I)	3,272	44,761
Novatel Wireless, Inc. (I)	49,166	282,213
QLogic Corp. (I)	7,658	127,276
Quantum Corp. (I)	13,681	25,720
Silicon Graphics International Corp. (I)	680	4,814
STEC, Inc. (I)(L)	29,329	368,372
Stratasys, Inc. (I)	1,293	31,756
Super Micro Computer, Inc. (I)	1,690	22,815
Synaptics, Inc. (I)(L)	2,253	61,958
Western Digital Corp. (I)	35,300	1,064,648

		3,114,966
Electronic Equipment, Instruments & Components - 1.39%
Anixter International, Inc. (I)	1,929	82,175
Checkpoint Systems, Inc. (I)	2,628	45,622
China Security & Surveillance
Technology, Inc. (I)(L)	2,227	10,289
Cogent, Inc. (I)	3,317	29,886
Cognex Corp.	2,532	44,513
Coherent, Inc. (I)	1,672	57,350
Comverge, Inc. (I)(L)	1,578	14,139
Daktronics, Inc.	2,346	17,595
DTS, Inc. (I)	1,178	38,721
Echelon Corp. (I)	2,065	15,136
Electro Scientific Industries, Inc. (I)	648	8,657
FARO Technologies, Inc. (I)	1,029	19,253
ICx Technologies, Inc. (I)	811	5,920
Insight Enterprises, Inc. (I)	95,900	1,262,044
IPG Photonics Corp. (I)	1,694	25,800
Itron, Inc. (I)	2,700	166,914
L-1 Identity Solutions, Inc. (I)	5,582	45,717
Maxwell Technologies, Inc. (I)(L)	20,382	232,355
Methode Electronics, Inc.	1,261	12,282
Multi-Fineline Electronix, Inc. (I)	683	17,048
National Instruments Corp.	3,950	125,531
OSI Systems, Inc. (I)	1,084	30,103
Plexus Corp. (I)	2,673	71,476
Power-One, Inc. (I)(L)	40,353	272,383
Power-One, Inc.	7,810	52,718
Rofin-Sinar Technologies, Inc. (I)	1,956	$40,724
Rogers Corp. (I)	371	10,303
Sanmina-SCI Corp. (I)	1,854	25,233
Scansource, Inc. (I)	1,788	44,575
TTM Technologies, Inc. (I)	1,888	17,936
Universal Display Corp. (I)	2,099	37,740
Vishay Intertechnology, Inc. (I)	7,528	58,267

		2,938,405
Internet Software & Services - 3.16%
Archipelago Learning, Inc. (I)	421	4,812
Art Technology Group, Inc. (I)	10,249	35,052
comScore, Inc. (I)	1,425	23,470
Constant Contact, Inc. (I)	1,811	38,629
DealerTrack Holdings, Inc. (I)	2,559	42,096
Dice Holdings, Inc. (I)	1,260	8,719
Digital River, Inc. (I)	2,598	62,118
DivX, Inc. (I)	2,089	16,002
Equinix, Inc. (I)(L)	34,582	2,808,750
GigaMedia, Ltd. (I)	32,794	78,050
GSI Commerce, Inc. (I)	3,642	104,890
InfoSpace, Inc. (I)	61,032	458,961
Internap Network Services Corp. (I)	3,071	12,806
Internet Brands, Inc., Class A (I)	1,699	17,551
Internet Capital Group, Inc. (I)	2,469	18,764
J2 Global Communications, Inc. (I)	3,036	66,306
Limelight Networks, Inc. (I)	2,845	12,490
Liquidity Services, Inc. (I)	1,002	12,986
LivePerson, Inc. (I)	39,769	272,815
LogMeIn, Inc. (I)	910	23,869
LoopNet, Inc. (I)	1,974	24,339
MercadoLibre, Inc. (I)	1,780	93,539
Monster Worldwide, Inc. (I)(L)	8,022	93,456
Move, Inc. (I)	10,467	21,457
NIC, Inc.	57,694	369,819
Open Text Corp. (I)(L)	6,010	225,615
OpenTable, Inc. (I)	902	37,406
Perficient, Inc. (I)	978	8,714
Rackspace Hosting, Inc. (I)	6,244	114,515
RealNetworks, Inc. (I)	5,892	19,444
SAVVIS, Inc. (I)	2,375	35,031
Sohu.com, Inc. (I)	2,031	83,454
Stamps.com, Inc. (I)	780	7,995
Terremark Worldwide, Inc. (I)	2,839	22,173
The Knot, Inc. (I)	1,925	14,977
United Online, Inc.	32,414	186,705
ValueClick, Inc. (I)	61,251	654,773
VistaPrint NV (I)	2,919	138,623
Vocus, Inc. (I)	1,237	18,901
Web.com Group, Inc. (I)	56,090	201,363
WebMD Health Corp. (I)	3,403	158,001

		6,649,436
IT Services - 2.07%
Acxiom Corp. (I)	5,054	74,243
Alliance Data Systems Corp. (I)(L)	33,000	1,964,160
Cass Information Systems, Inc.	504	17,262
China Information Security
Technology, Inc. (I)(L)	2,014	10,473
CSG Systems International, Inc. (I)	31,365	574,920
Cybersource Corp. (I)	4,506	115,038
Echo Global Logistics, Inc. (I)	731	8,926
Euronet Worldwide, Inc. (I)	3,071	39,278
Exlservice Holdings, Inc. (I)	973	16,706

191

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Forrester Research, Inc. (I)	1,056	$31,955
Gartner, Inc., Class A (I)	5,158	119,924
Genpact, Ltd. (I)	6,603	102,545
Global Cash Access Holdings, Inc. (I)	3,784	27,283
Heartland Payment Systems, Inc.	2,522	37,426
iGate Corp.	2,043	26,191
infoGROUP, Inc. (I)	1,643	13,111
ManTech International Corp. (I)	1,505	64,068
MAXIMUS, Inc.	1,169	67,650
NCI, Inc. (I)	501	11,313
NeuStar, Inc., Class A (I)	5,006	103,224
RightNow Technologies, Inc. (I)	1,604	25,167
Sapient Corp.	7,157	72,572
SRA International, Inc., Class A (I)	2,942	57,869
Syntel, Inc.	1,675	56,866
TeleTech Holdings, Inc. (I)	2,076	26,760
TNS, Inc. (I)	1,123	19,585
Unisys Corp. (I)	2,842	52,549
VeriFone Holdings, Inc. (I)	5,707	108,034
Wright Express Corp. (I)	17,300	513,810

		4,358,908
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	3,891	98,715
Semiconductors & Semiconductor Equipment - 4.08%
Actel Corp. (I)	615	7,884
Advanced Analogic Technologies, Inc. (I)	1,782	5,685
Advanced Energy Industries, Inc. (I)	1,201	14,760
Amkor Technology, Inc. (I)(L)	7,388	40,708
Anadigics, Inc. (I)	4,229	18,438
Applied Micro Circuits Corp. (I)	4,416	46,280
Atheros Communications, Inc. (I)(L)	4,620	127,235
Atmel Corp. (I)	30,494	146,371
ATMI, Inc. (I)	1,378	20,174
Cabot Microelectronics Corp. (I)	1,584	54,791
Cavium Networks, Inc. (I)	2,347	61,468
Cirrus Logic, Inc. (I)	4,180	66,086
Conexant Systems, Inc. (I)	5,313	11,901
Cymer, Inc. (I)	44,117	1,325,275
Cypress Semiconductor Corp. (I)	10,179	102,197
Diodes, Inc. (I)	2,351	37,310
Entegris, Inc. (I)	5,712	22,677
Entropic Communications, Inc. (I)	40,330	255,692
Exar Corp. (I)	875	6,064
Fairchild Semiconductor International, Inc. (I)	43,680	367,349
FEI Company (I)	2,547	50,201
FormFactor, Inc. (I)	1,594	17,215
GT Solar International, Inc. (I)(L)	4,346	24,338
Hittite Microwave Corp. (I)	1,625	72,703
Integrated Device Technology, Inc. (I)	3,902	19,315
International Rectifier Corp. (I)	1,673	31,135
IXYS Corp. (I)	1,577	13,941
Kopin Corp. (I)	4,452	15,092
Kulicke & Soffa Industries, Inc. (I)	1,558	10,937
Lattice Semiconductor Corp. (I)	2,712	11,770
Mattson Technology, Inc. (I)(L)	53,970	204,546
Micrel, Inc.	1,024	10,424
Microsemi Corp. (I)	43,115	630,772
MKS Instruments, Inc. (I)	3,162	59,193
Monolithic Power Systems, Inc. (I)	99,650	1,779,749
Netlogic Microsystems, Inc. (I)(L)	3,721	101,211
NVE Corp. (I)(L)	11,646	506,950
O2Micro International, Ltd. (I)	68,977	409,723
Pericom Semiconductor Corp. (I)	1,720	16,512
PMC-Sierra, Inc. (I)	70,341	528,964
Power Integrations, Inc.	1,852	$59,625
Rambus, Inc. (I)	3,887	68,100
Rubicon Technology, Inc. (I)(L)	876	26,096
Rudolph Technologies, Inc. (I)	1,286	9,709
Semtech Corp. (I)	2,693	44,084
Sigma Designs, Inc. (I)(L)	1,758	17,598
Silicon Image, Inc. (I)	1,775	6,230
Silicon Laboratories, Inc. (I)	2,934	119,003
Standard Microsystems Corp. (I)	1,501	34,943
Supertex, Inc. (I)	738	18,199
Teradyne, Inc. (I)(L)	7,643	74,519
Tessera Technologies, Inc. (I)	3,371	54,105
Trident Microsystems, Inc. (I)	2,400	3,408
TriQuint Semiconductor, Inc. (I)	10,313	63,012
Ultratech, Inc. (I)	1,522	24,763
Varian Semiconductor Equipment
Associates, Inc. (I)	4,998	143,243
Veeco Instruments, Inc. (I)	2,684	92,008
Verigy, Ltd. (I)	3,984	34,621
Volterra Semiconductor Corp. (I)	1,696	39,110
Zoran Corp. (I)	43,790	417,757

		8,603,169
Software - 5.91%
ACI Worldwide, Inc. (I)	1,487	28,952
Actuate Corp. (I)	54,950	244,528
Advent Software, Inc. (I)	1,122	52,689
ArcSight, Inc. (I)	1,701	38,085
Ariba, Inc. (I)	6,005	95,660
AsiaInfo Holdings, Inc. (I)(L)	2,384	52,114
Blackbaud, Inc.	2,994	65,179
Blackboard, Inc. (I)(L)	49,127	1,833,911
Bottomline Technologies, Inc. (I)	859	11,193
Cadence Design Systems, Inc. (I)	11,808	68,368
China TransInfo Technology Corp. (I)	226	1,227
Clicksoftware Technologies, Ltd. (I)	74,445	396,047
CommVault Systems, Inc. (I)	2,718	61,155
Compuware Corp. (I)	95,601	762,896
Concur Technologies, Inc. (I)	2,823	120,486
Deltek, Inc. (I)	1,126	9,391
DemandTec, Inc. (I)	1,959	13,223
Double-Take Software, Inc. (I)	1,262	13,238
Ebix, Inc. (I)(L)	2,282	35,782
EPIQ Systems, Inc.	46,605	602,603
FalconStor Software, Inc. (I)	2,263	5,974
Fortinet, Inc. (I)	904	14,862
Informatica Corp. (I)	6,013	143,590
Interactive Intelligence, Inc. (I)	27,546	452,581
Jack Henry & Associates, Inc.	5,396	128,856
JDA Software Group, Inc. (I)	22,530	495,209
Kenexa Corp. (I)	1,289	15,468
Manhattan Associates, Inc. (I)	13,360	368,068
MICROS Systems, Inc. (I)	5,355	170,664
MicroStrategy, Inc., Class A (I)	620	46,556
Monotype Imaging Holdings, Inc. (I)	1,514	13,641
Net 1 UEPS Technologies, Inc. (I)	31,892	427,672
Netscout Systems, Inc. (I)	1,937	27,544
NetSuite, Inc. (I)	1,258	15,901
NICE Systems, Ltd., SADR (I)	23,433	597,307
Opnet Technologies, Inc.	590	8,667
Parametric Technology Corp. (I)	26,526	415,662
Pegasystems, Inc.	1,113	35,738
Progress Software Corp. (I)	15,357	461,171
PROS Holdings, Inc. (I)	1,298	8,437
Quest Software, Inc. (I)	23,329	420,855

192

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
Radiant Systems, Inc. (I)	27,308	$394,874
Renaissance Learning, Inc.	343	5,039
Rosetta Stone, Inc. (I)	265	6,084
S1 Corp. (I)	3,510	21,095
Smith Micro Software, Inc. (I)	55,377	526,635
SolarWinds, Inc. (I)	2,042	32,754
Solera Holdings, Inc.	24,998	904,928
SonicWALL, Inc. (I)	3,646	42,841
Sourcefire, Inc. (I)	1,718	32,642
SuccessFactors, Inc. (I)	3,145	65,385
Symyx Technologies, Inc. (I)	2,331	11,678
Synchronoss Technologies, Inc. (I)	1,359	25,780
Take-Two Interactive Software, Inc. (I)(L)	1,991	17,919
Taleo Corp. (I)	2,321	56,377
TeleCommunication Systems, Inc. (I)	25,789	106,766
TIBCO Software, Inc. (I)	55,998	675,336
TiVo, Inc. (I)	7,388	54,523
Tyler Technologies, Inc. (I)	19,534	303,168
Ultimate Software Group, Inc. (I)(L)	10,005	328,764
VASCO Data Security International, Inc. (I)	2,015	12,433
Websense, Inc. (I)	2,909	54,980

		12,461,151

		44,397,405
Materials - 3.44%
Chemicals - 1.80%
Albemarle Corp.	45,200	1,794,892
Balchem Corp.	1,881	47,025
Cabot Corp.	20,231	487,769
Calgon Carbon Corp. (I)(L)	3,763	49,822
China Agritech, Inc. (I)	567	5,755
China Green Agriculture, Inc. (I)(L)	986	8,854
Georgia Gulf Corp. (I)(L)	2,266	30,228
Hawkins, Inc.	205	4,936
Intrepid Potash, Inc. (I)(L)	3,027	59,238
Kraton Performance Polymers Inc. (I)	413	7,760
Landec Corp. (I)	1,682	9,907
LSB Industries, Inc. (I)	1,156	15,386
NewMarket Corp.	869	75,881
PolyOne Corp. (I)	4,043	34,042
Solutia, Inc. (I)	47,128	617,377
Spartech Corp. (I)	31,983	327,826
Stepan Company	535	36,610
STR Holdings, Inc. (I)	1,668	31,358
W.R. Grace & Company (I)	4,861	102,275
Yongye International, Inc. (I)(L)	1,197	8,247
Zep, Inc.	1,452	25,323
Zoltek Companies, Inc. (I)(L)	1,968	16,669

		3,797,180
Construction Materials - 0.02%
Eagle Materials, Inc.	979	25,385
Headwaters, Inc. (I)	2,641	7,500
United States Lime & Minerals, Inc. (I)	148	5,701

		38,586
Containers & Packaging - 0.50%
AptarGroup, Inc.	11,364	429,786
Boise, Inc. (I)	2,583	14,181
Graphic Packaging Holding Company (I)	2,880	9,072
Rock-Tenn Company, Class A	868	43,114
Silgan Holdings, Inc.	19,648	557,610

		1,053,763
Metals & Mining - 0.90%
AK Steel Holding Corp.	25,413	$302,923
Allied Nevada Gold Corp. (I)	4,221	83,069
AMCOL International Corp.	1,442	33,887
Brush Engineered Materials, Inc. (I)	1,360	27,173
General Moly, Inc. (I)(L)	4,140	12,751
Globe Specialty Metals, Inc. (I)	4,245	43,851
Gulf Resources, Inc. (I)(L)	1,393	11,966
Haynes International, Inc.	530	16,340
Hecla Mining Company (I)(L)	8,138	42,480
Horsehead Holding Corp. (I)	2,912	22,015
Royal Gold, Inc.	1,469	70,512
RTI International Metals, Inc. (I)	2,021	48,726
Schnitzer Steel Industries, Inc.	1,493	58,526
Stillwater Mining Company (I)	51,285	595,932
Thompson Creek Metals Company, Inc. (I)	60,368	523,994

		1,894,145
Paper & Forest Products - 0.22%
Buckeye Technologies, Inc. (I)	38,830	386,359
Deltic Timber Corp.	489	20,440
KapStone Paper and Packaging Corp. (I)	2,289	25,499
Schweitzer-Mauduit International, Inc.	586	29,564

		461,862

		7,245,536
Telecommunication Services - 3.03%
Diversified Telecommunication Services - 1.05%
AboveNet, Inc. (I)	977	46,095
Alaska Communications Systems
Group, Inc. (L)	2,984	25,334
Atlantic Tele-Network, Inc.	6,793	280,551
Cbeyond, Inc. (I)(L)	1,558	19,475
Cogent Communications Group, Inc. (I)(L)	206,714	1,566,892
General Communication, Inc., Class A (I)	2,091	15,871
Global Crossing, Ltd. (I)	2,226	23,529
Neutral Tandem, Inc. (I)(L)	2,149	24,176
PAETEC Holding Corp. (I)	4,406	15,024
Premiere Global Services, Inc. (I)	2,464	15,622
TW Telecom, Inc. (I)	9,590	159,961
Vonage Holdings Corp. (I)	7,396	17,011

		2,209,541
Wireless Telecommunication Services - 1.98%
ICO Global Communications
Holdings, Ltd. (I)	10,734	17,282
Leap Wireless International, Inc. (I)	4,171	54,140
NII Holdings, Inc. (I)	101,700	3,307,284
Shenandoah Telecommunications Company	1,508	26,752
Syniverse Holdings, Inc. (I)	36,813	752,826
USA Mobility, Inc.	1,510	19,509

		4,177,793

		6,387,334
Utilities - 0.30%
Electric Utilities - 0.09%
ITC Holdings Corp.	3,369	178,254
Gas Utilities - 0.00%
China Natural Gas, Inc. (I)	463	3,852
Independent Power Producers & Energy Traders - 0.02%
Dynegy, Inc. (I)	2,408	9,271
Ormat Technologies, Inc.	1,374	38,870

		48,141

193

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.19%
Avista Corp.	20,480	$399,974

		630,221

TOTAL COMMON STOCKS (Cost $198,994,388)		$203,676,325

INVESTMENT COMPANIES - 0.32%
Financials - 0.32%
iShares Russell 2000 Growth Index Fund (L)	10,125	674,123

TOTAL INVESTMENT COMPANIES (Cost $720,914)		$674,123

SHORT-TERM INVESTMENTS - 20.54%
Short-Term Securities - 1.59%
Federal Home Loan Mortgage Corp. Discount
Notes, 0.20%, 07/14/2010	$580,000	579,996
State Street Institutional Liquid Reserves
Fund, 0.1563%	2,767,831	2,767,831

		3,347,827
Repurchase Agreement - 1.55%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $3,260,001 on 07/01/2010,
collateralized by $3,295,000 United States
Treasury Notes, 1.000% due 04/30/2012
(valued at $3,325,314, including interest)	3,260,000	3,260,000
Securities Lending Collateral - 17.40%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	3,664,386	36,676,841

TOTAL SHORT-TERM INVESTMENTS (Cost $43,281,114)		$43,284,668

Total Investments (Smaller Company Growth Trust)
(Cost $242,996,416) - 117.53%		$247,635,116
Other assets and liabilities, net - (17.53%)		(36,933,985)

TOTAL NET ASSETS - 100.00%		$210,701,131

U.S. Multi Sector Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.76%
Consumer Discretionary - 4.63%
Auto Components - 0.12%
Autoliv, Inc.	1,900	$90,915
Johnson Controls, Inc.	37,200	999,564

		1,090,479
Automobiles - 0.29%
Ford Motor Company (I)(L)	221,300	2,230,704
Harley-Davidson, Inc. (L)	16,000	355,680

		2,586,384
Diversified Consumer Services - 0.17%
Apollo Group, Inc., Class A (I)	18,200	772,954
ITT Educational Services, Inc. (I)(L)	6,500	539,630
Strayer Education, Inc. (L)	840	174,628

		1,487,212
Hotels, Restaurants & Leisure - 0.94%
Darden Restaurants, Inc.	4,500	174,825
International Game Technology	22,300	350,110
Marriott International, Inc., Class A (L)	7,251	217,095
McDonald’s Corp.	92,500	$6,092,975
Starbucks Corp.	62,800	1,526,040

		8,361,045
Household Durables - 0.10%
NVR, Inc. (I)(L)	364	238,431
Stanley Black & Decker, Inc.	1,600	80,832
Whirlpool Corp.	6,500	570,830

		890,093
Internet & Catalog Retail - 0.41%
Amazon.com, Inc. (I)	13,600	1,485,936
Expedia, Inc.	26,600	499,548
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	56,500	593,250
NetFlix, Inc. (I)	2,100	228,165
priceline.com, Inc. (I)(L)	5,010	884,465

		3,691,364
Media - 0.70%
CBS Corp., Class B	27,200	351,696
Comcast Corp., Class A	12,900	224,073
Discovery Communications,
Inc., Series A (I)(L)	6,700	239,257
News Corp., Class A	120,000	1,435,200
The McGraw-Hill Companies, Inc.	2,600	73,164
The Walt Disney Company (L)	55,100	1,735,650
Time Warner Cable, Inc.	8,505	442,940
Time Warner, Inc.	5,833	168,632
Viacom, Inc., Class B	35,500	1,113,635
Virgin Media, Inc.	29,500	492,355

		6,276,602
Multiline Retail - 0.23%
Dollar Tree, Inc. (I)	3,900	162,357
J.C. Penney Company, Inc.	8,000	171,840
Kohl’s Corp. (I)	4,600	218,500
Macy’s, Inc.	10,200	182,580
Nordstrom, Inc. (L)	24,500	788,655
Sears Holdings Corp. (I)(L)	2,400	155,160
Target Corp.	6,700	329,439

		2,008,531
Specialty Retail - 0.96%
Abercrombie & Fitch Company, Class A (L)	9,600	294,624
Advance Auto Parts, Inc.	7,600	381,368
American Eagle Outfitters, Inc.	16,500	193,875
AutoNation, Inc. (I)(L)	15,600	304,200
AutoZone, Inc. (I)	1,930	372,915
Bed Bath & Beyond, Inc. (I)	6,500	241,020
Best Buy Company, Inc.	8,900	301,354
CarMax, Inc. (I)(L)	14,400	286,560
Guess?, Inc.	6,700	209,308
Home Depot, Inc.	86,900	2,439,283
Limited Brands, Inc.	29,400	648,858
Lowe’s Companies, Inc.	34,200	698,364
PetSmart, Inc.	9,700	292,649
Ross Stores, Inc.	2,500	133,225
The Gap, Inc.	27,000	525,420
Tiffany & Company (L)	6,300	238,833
TJX Companies, Inc.	14,300	599,885
Urban Outfitters, Inc. (I)	12,900	443,631

		8,605,372
Textiles, Apparel & Luxury Goods - 0.71%
Coach, Inc.	122,700	4,484,685
NIKE, Inc., Class B	21,700	1,465,835

194

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Polo Ralph Lauren Corp. (L)	5,300	$386,688

		6,337,208

		41,334,290
Consumer Staples - 19.69%
Beverages - 5.94%
Coca-Cola Enterprises, Inc.	22,800	589,608
Hansen Natural Corp. (I)	8,500	332,435
PepsiCo, Inc.	369,775	22,537,786
The Coca-Cola Company	589,500	29,545,740

		53,005,569
Food & Staples Retailing - 4.87%
SUPERVALU, Inc. (L)	10,779	116,844
The Kroger Company	12,000	236,280
Wal-Mart Stores, Inc.	652,100	31,346,447
Walgreen Company	426,100	11,376,870
Whole Foods Market, Inc. (I)	9,700	349,394

		43,425,835
Food Products - 0.71%
Archer-Daniels-Midland Company	13,800	356,316
Dean Foods Company (I)(L)	6,100	61,427
General Mills, Inc.	82,000	2,912,640
Green Mountain Coffee Roasters, Inc. (I)(L)	7,500	192,750
Kellogg Company	33,300	1,674,990
Kraft Foods, Inc., Class A	28,476	797,328
Sara Lee Corp.	6,400	90,240
Tyson Foods, Inc., Class A	15,300	250,767

		6,336,458
Household Products - 4.61%
Clorox Company	12,500	777,000
Colgate-Palmolive Company	184,800	14,554,848
Energizer Holdings, Inc. (I)	4,300	216,204
Kimberly-Clark Corp.	55,600	3,371,028
The Procter & Gamble Company	370,300	22,210,594

		41,129,674
Personal Products - 0.20%
Avon Products, Inc.	38,100	1,009,650
Estee Lauder Companies, Inc., Class A	13,300	741,209

		1,750,859
Tobacco - 3.36%
Altria Group, Inc.	354,500	7,104,180
Philip Morris International, Inc.	499,800	22,910,832

		30,015,012

		175,663,407
Energy - 8.27%
Energy Equipment & Services - 0.34%
Baker Hughes, Inc.	4,805	199,744
Cameron International Corp. (I)	9,100	295,932
FMC Technologies, Inc. (I)(L)	8,300	437,078
Halliburton Company	29,100	714,405
Nabors Industries, Ltd. (I)	16,900	297,778
National Oilwell Varco, Inc.	6,500	214,955
Pride International, Inc. (I)	6,300	140,742
Schlumberger, Ltd.	13,940	771,440

		3,072,074
Oil, Gas & Consumable Fuels - 7.93%
Anadarko Petroleum Corp.	5,200	187,668
Arch Coal, Inc.	8,300	164,423
Chesapeake Energy Corp.	18,500	387,575
Chevron Corp.	198,300	$13,456,638
Cimarex Energy Company	6,800	486,744
ConocoPhillips	124,400	6,106,796
EOG Resources, Inc.	890	87,549
Exxon Mobil Corp.	821,400	46,877,298
Newfield Exploration Company (I)	7,800	381,108
Occidental Petroleum Corp.	3,000	231,450
Peabody Energy Corp.	7,900	309,127
Pioneer Natural Resources Company (L)	7,300	433,985
Plains Exploration & Production Company (I)	4,800	98,928
Sunoco, Inc.	9,500	330,315
The Williams Companies, Inc.	12,600	230,328
Valero Energy Corp.	40,200	722,796
Whiting Petroleum Corp. (I)	2,600	203,892

		70,696,620

		73,768,694
Financials - 3.18%
Capital Markets - 0.78%
Ameriprise Financial, Inc.	11,500	415,495
BlackRock, Inc.	5,180	742,812
Franklin Resources, Inc.	22,200	1,913,418
Invesco, Ltd.	16,300	274,329
Legg Mason, Inc. (L)	7,000	196,210
Morgan Stanley	18,000	417,780
State Street Corp.	14,400	487,008
T. Rowe Price Group, Inc.	5,500	244,145
The Goldman Sachs Group, Inc.	17,450	2,290,662

		6,981,859
Commercial Banks - 0.23%
BB&T Corp.	8,000	210,480
Comerica, Inc.	8,200	302,006
M&T Bank Corp.	1,200	101,940
PNC Financial Services Group, Inc.	16,200	915,300
U.S. Bancorp	6,500	145,275
Wells Fargo & Company	13,100	335,360

		2,010,361
Consumer Finance - 0.60%
American Express Company	118,200	4,692,540
Capital One Financial Corp.	12,900	519,870
Discover Financial Services	12,500	174,750

		5,387,160
Diversified Financial Services - 0.68%
Bank of America Corp.	366,100	5,260,857
CME Group, Inc.	1,340	377,277
IntercontinentalExchange, Inc. (I)	3,500	395,605

		6,033,739
Insurance - 0.89%
Aflac, Inc.	37,300	1,591,591
Assurant, Inc.	7,400	256,780
Chubb Corp.	14,500	725,145
CNA Financial Corp. (I)(L)	4,600	117,576
First American Financial Corp.	5,300	67,204
Hartford Financial Services Group, Inc.	5,300	117,289
HCC Insurance Holdings, Inc.	8,700	215,412
Loews Corp.	2,500	83,275
MetLife, Inc.	14,700	555,072
Prudential Financial, Inc.	6,500	348,790
The Allstate Corp.	37,400	1,074,502
The Progressive Corp.	14,500	271,440
The Travelers Companies, Inc.	31,300	1,541,525
Torchmark Corp.	7,400	366,374

195

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Unum Group	12,300	$266,910
W.R. Berkley Corp.	12,700	336,042

		7,934,927

		28,348,046
Health Care - 24.72%
Biotechnology - 1.52%
Amgen, Inc. (I)	192,000	10,099,200
Biogen Idec, Inc. (I)(L)	19,500	925,275
Dendreon Corp. (I)(L)	6,500	210,145
Gilead Sciences, Inc. (I)	67,200	2,303,616

		13,538,236
Health Care Equipment & Supplies - 2.19%
Boston Scientific Corp. (I)	15,400	89,320
C.R. Bard, Inc.	1,100	85,283
Gen-Probe, Inc. (I)	1,600	72,672
Intuitive Surgical, Inc. (I)	4,280	1,350,854
Inverness Medical Innovations, Inc. (I)(L)	4,700	125,302
Medtronic, Inc.	336,800	12,215,736
ResMed, Inc. (I)(L)	3,800	231,078
Stryker Corp.	34,000	1,702,040
Zimmer Holdings, Inc. (I)	67,100	3,626,755

		19,499,040
Health Care Providers & Services - 4.16%
Aetna, Inc.	16,100	424,718
AmerisourceBergen Corp.	92,200	2,927,350
Cardinal Health, Inc.	50,800	1,707,388
CIGNA Corp.	30,400	944,224
Community Health Systems, Inc. (I)	5,400	182,574
Coventry Health Care, Inc. (I)	17,000	300,560
DaVita, Inc. (I)	4,200	262,248
Express Scripts, Inc. (I)	33,720	1,585,514
Humana, Inc. (I)	11,800	538,906
McKesson Corp.	48,000	3,223,680
Omnicare, Inc.	8,900	210,930
Quest Diagnostics, Inc.	6,100	303,597
UnitedHealth Group, Inc.	650,100	18,462,840
WellPoint, Inc. (I)	123,100	6,023,283

		37,097,812
Health Care Technology - 0.04%
Cerner Corp. (I)(L)	5,300	402,217
Life Sciences Tools & Services - 0.07%
Covance, Inc. (I)	3,300	169,356
Life Technologies Corp. (I)	9,000	425,250

		594,606
Pharmaceuticals - 16.74%
Abbott Laboratories	356,700	16,686,426
Allergan, Inc.	12,700	739,902
Bristol-Myers Squibb Company	94,900	2,366,806
Eli Lilly & Company	414,000	13,869,000
Endo Pharmaceuticals Holdings, Inc. (I)	4,900	106,918
Forest Laboratories, Inc. (I)	104,800	2,874,664
Johnson & Johnson	711,700	42,033,002
King Pharmaceuticals, Inc. (I)	11,300	85,767
Merck & Company, Inc.	678,163	23,715,360
Mylan, Inc. (I)(L)	13,500	230,040
Perrigo Company	1,600	94,512
Pfizer, Inc.	3,262,494	46,523,164

		149,325,561

		220,457,472
Industrials - 5.18%
Aerospace & Defense - 1.89%
General Dynamics Corp.	85,600	$5,012,736
L-3 Communications Holdings, Inc.	4,400	311,696
Northrop Grumman Corp.	4,500	244,980
Precision Castparts Corp.	2,530	260,388
Rockwell Collins, Inc.	8,400	446,292
The Boeing Company	18,100	1,135,775
United Technologies Corp.	146,000	9,476,860

		16,888,727
Air Freight & Logistics - 0.11%
FedEx Corp.	14,300	1,002,573
Airlines - 0.04%
Southwest Airlines Company	29,800	331,078
Building Products - 0.01%
Masco Corp.	7,400	79,624
Commercial Services & Supplies - 0.04%
Copart, Inc. (I)	5,100	182,631
R.R. Donnelley & Sons Company	9,000	147,330

		329,961
Electrical Equipment - 0.14%
Emerson Electric Company	22,900	1,000,501
Rockwell Automation, Inc.	4,900	240,541

		1,241,042
Industrial Conglomerates - 2.14%
3M Company	139,300	11,003,307
General Electric Company	546,100	7,874,762
Textron, Inc.	11,900	201,943

		19,080,012
Machinery - 0.59%
Caterpillar, Inc.	52,000	3,123,640
Cummins, Inc.	13,200	859,716
Deere & Company	3,900	217,152
Eaton Corp.	5,400	353,376
Flowserve Corp.	1,580	133,984
Illinois Tool Works, Inc.	4,000	165,120
Joy Global, Inc.	3,200	160,288
Oshkosh Corp. (I)	2,800	87,248
Parker Hannifin Corp.	2,300	127,558

		5,228,082
Professional Services - 0.01%
Manpower, Inc.	3,100	133,858
Road & Rail - 0.19%
CSX Corp.	20,100	997,563
Kansas City Southern (I)	3,100	112,685
Norfolk Southern Corp.	11,600	615,380

		1,725,628
Trading Companies & Distributors - 0.02%
Fastenal Company (L)	3,900	195,741

		46,236,326
Information Technology - 28.69%
Communications Equipment - 3.45%
Brocade Communications Systems, Inc. (I)	25,900	133,644
Cisco Systems, Inc. (I)	868,600	18,509,866
F5 Networks, Inc. (I)	2,700	185,139
Juniper Networks, Inc. (I)	10,300	235,046
Motorola, Inc. (I)	132,600	864,552
QUALCOMM, Inc.	329,900	10,833,916

		30,762,163

196

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 5.80%
Apple, Inc. (I)	157,810	$39,693,949
Dell, Inc. (I)	113,200	1,365,192
EMC Corp. (I)	33,000	603,900
Hewlett-Packard Company	166,800	7,219,104
NetApp, Inc. (I)	24,200	902,902
SanDisk Corp. (I)	9,800	412,286
Teradata Corp. (I)	6,100	185,928
Western Digital Corp. (I)	44,300	1,336,088

		51,719,349
Electronic Equipment, Instruments & Components - 0.22%
Agilent Technologies, Inc. (I)	24,500	696,535
Amphenol Corp., Class A	3,200	125,696
Arrow Electronics, Inc. (I)	5,700	127,395
Avnet, Inc. (I)	7,100	171,181
Corning, Inc.	33,800	545,870
FLIR Systems, Inc. (I)	3,600	104,724
Jabil Circuit, Inc.	12,100	160,930

		1,932,331
Internet Software & Services - 5.95%
Akamai Technologies, Inc. (I)(L)	8,800	357,016
eBay, Inc. (I)	689,200	13,515,212
Equinix, Inc. (I)(L)	2,000	162,440
Google, Inc., Class A (I)	87,780	39,057,711

		53,092,379
IT Services - 1.85%
Cognizant Technology Solutions
Corp., Class A (I)	57,700	2,888,462
Computer Sciences Corp.	5,100	230,775
CoreLogic, Inc.	5,300	93,598
Fiserv, Inc. (I)(L)	6,600	301,356
Global Payments, Inc.	15,900	580,986
International Business Machines Corp.	100,740	12,439,375

		16,534,552
Office Electronics - 0.03%
Xerox Corp.	37,100	298,284
Semiconductors & Semiconductor Equipment - 0.39%
Advanced Micro Devices, Inc. (I)(L)	21,200	155,184
Analog Devices, Inc.	6,000	167,160
Broadcom Corp., Class A	14,600	481,362
Cree, Inc. (I)(L)	8,300	498,249
Intel Corp.	20,200	392,890
LSI Corp. (I)	16,800	77,280
Micron Technology, Inc. (I)(L)	34,000	288,660
NVIDIA Corp. (I)	39,000	398,190
ON Semiconductor Corp. (I)	12,000	76,560
Texas Instruments, Inc.	42,200	982,416

		3,517,951
Software - 11.00%
Adobe Systems, Inc. (I)	2,900	76,647
Citrix Systems, Inc. (I)	9,500	401,185
FactSet Research Systems, Inc. (L)	1,300	87,087
Intuit, Inc. (I)	3,000	104,310
Microsoft Corp.	2,125,800	48,914,658
Oracle Corp.	2,189,300	46,982,378
Red Hat, Inc. (I)	10,600	306,764
Salesforce.com, Inc. (I)(L)	6,900	592,158
Symantec Corp. (I)	20,300	281,764
VMware, Inc., Class A (I)(L)	5,200	325,468

		98,072,419

		255,929,428
Materials - 1.00%
Chemicals - 0.44%
Air Products & Chemicals, Inc.	6,600	$427,746
Ashland, Inc.	2,100	97,482
Celanese Corp., Series A	11,200	278,992
E.I. Du Pont de Nemours & Company	9,100	314,769
Eastman Chemical Company	3,000	160,080
Lubrizol Corp.	5,100	409,581
The Dow Chemical Company	88,500	2,099,220
The Sherwin-Williams Company	1,400	96,866

		3,884,736
Metals & Mining - 0.48%
Alcoa, Inc.	58,300	586,498
Freeport-McMoRan Copper & Gold, Inc.	27,700	1,637,901
Reliance Steel & Aluminum Company	4,600	166,290
Southern Copper Corp. (L)	65,800	1,746,332
Walter Energy, Inc.	2,740	166,729

		4,303,750
Paper & Forest Products - 0.08%
International Paper Company	24,200	547,646
MeadWestvaco Corp.	7,000	155,400

		703,046

		8,891,532
Telecommunication Services - 1.36%
Diversified Telecommunication Services - 1.29%
AT&T, Inc.	316,005	7,644,161
Verizon Communications, Inc.	139,000	3,894,780

		11,538,941
Wireless Telecommunication Services - 0.07%
Crown Castle International Corp. (I)	8,100	301,806
NII Holdings, Inc. (I)	8,600	279,672

		581,478

		12,120,419
Utilities - 0.04%
Independent Power Producers & Energy Traders - 0.04%
The AES Corp. (I)	39,400	364,056

TOTAL COMMON STOCKS (Cost $875,554,028)		$863,113,670

SHORT-TERM INVESTMENTS - 4.68%
Short-Term Securities - 3.02%
State Street Institutional Investment Treasury
Money Market Fund, 0.000%	$10,976,766	10,976,766
U.S. Treasury Bills, 0.152%, 09/16/2010	16,000,000	15,994,688

		26,971,454
Securities Lending Collateral - 1.66%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	1,477,524	14,788,541

TOTAL SHORT-TERM INVESTMENTS (Cost $41,756,415)		$41,759,995

Total Investments (U.S. Multi Sector Trust)
(Cost $917,310,443) - 101.44%		$904,873,665
Other assets and liabilities, net - (1.44%)		(12,867,440)

TOTAL NET ASSETS - 100.00%		$892,006,225

197

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Utilities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 92.18%
Consumer Discretionary - 8.58%
Media - 8.58%
Cablevision Systems Corp., Class A	22,700	$545,027
Comcast Corp., Special Class A	217,800	3,578,454
Time Warner Cable, Inc.	58,800	3,062,304
Virgin Media, Inc. (L)	335,800	5,604,502

		12,790,287

		12,790,287
Energy - 9.45%
Electric Utilities - 0.85%
Nextera Energy, Inc.	26,000	1,267,760
Energy Equipment & Services - 0.05%
Halliburton Company	3,200	78,560
Oil, Gas & Consumable Fuels - 8.55%
Apache Corp.	7,000	589,330
CONSOL Energy, Inc.	37,370	1,261,611
El Paso Corp.	369,880	4,109,367
Southern Union Company	25,200	550,872
Southwestern Energy Company (I)	8,700	336,168
Spectra Energy Corp.	43,150	866,021
The Williams Companies, Inc.	274,751	5,022,448

		12,735,817

		14,082,137
Telecommunication Services - 19.19%
Diversified Telecommunication Services - 7.25%
CenturyTel, Inc. (L)	74,600	2,484,926
France Telecom SA	33,400	576,347
Portugal Telecom SGPS SA (I)	155,900	1,545,339
Qwest Communications International, Inc. (L)	305,600	1,604,400
Telefonica SA	73,970	1,365,967
Telenet Group Holding NV (I)	41,365	1,086,319
Windstream Corp. (L)	139,188	1,469,825
Xl Axiata Tbk Pt (I)	1,516,000	678,799

		10,811,922
Wireless Telecommunication Services - 11.94%
America Movil SAB de CV, Series L, ADR	15,780	749,550
American Tower Corp., Class A (I)	42,900	1,909,050
Cellcom Israel, Ltd.	146,930	3,673,250
Crown Castle International Corp. (I)	21,400	797,364
Mobile TeleSystems, SADR	50,025	958,479
MTN Group, Ltd.	68,660	900,098
NII Holdings, Inc. (I)	47,200	1,534,944
Partner Communications Company, Ltd.	108,300	1,652,658
Tim Participacoes SA	30,000	814,200
Vivo Participacoes SA, ADR (L)	93,675	2,428,056
Vodafone Group PLC	1,144,660	2,371,988

		17,789,637

		28,601,559
Utilities - 54.96%
Electric Utilities - 20.33%
Allegheny Energy, Inc. (L)	17,930	370,792
American Electric Power Company, Inc.	131,450	4,245,835
CEZ AS (L)	47,081	1,933,441
Cia Paranaense de Energia, SADR (L)	27,900	576,135
CPFL Energia SA	37,700	823,134
CPFL Energia SA, SADR (L)	3,700	247,715
DPL, Inc.	94,430	2,256,877
E.ON AG	69,309	1,865,782
EDP - Energias do Brasil SA	30,450	603,939
Electricidade de Portugal SA	834,900	2,465,220
Entergy Corp.	53,600	$3,838,832
FirstEnergy Corp. (L)	40,900	1,440,907
Fortum OYJ	74,100	1,631,251
Northeast Utilities	75,870	1,933,168
NV Energy, Inc.	43,800	517,278
Oesterreichische Elektrizitaets AG, Class A	900	27,568
PPL Corp. (L)	122,900	3,066,355
Red Electrica De Espana	64,368	2,300,928
Scottish & Southern Energy PLC	9,600	159,146

		30,304,303
Gas Utilities - 7.36%
Enagas	60,791	913,601
EQT Corp.	128,560	4,646,158
Questar Corp.	118,951	5,411,081

		10,970,840
Independent Power Producers & Energy Traders - 8.39%
Calpine Corp. (I)(L)	140,500	1,787,160
China Hydroelectric Corp., ADR (I)(L)	44,940	337,499
China Longyuan Power Group Corp. (I)	467,000	428,217
Constellation Energy Group, Inc.	59,771	1,927,615
EDP Renovaveis SA (I)	24,351	142,899
NRG Energy, Inc. (I)(L)	122,652	2,601,449
The AES Corp. (I)	325,250	3,005,310
Tractebel Energia SA	194,100	2,278,659

		12,508,808
Multi-Utilities - 17.66%
Alliant Energy Corp. (L)	31,600	1,002,984
CenterPoint Energy, Inc.	127,140	1,673,162
CMS Energy Corp. (L)	362,800	5,315,020
National Grid PLC	351,400	2,588,580
NiSource, Inc.	81,000	1,174,500
OGE Energy Corp.	54,900	2,007,144
PG&E Corp.	81,400	3,345,540
Public Service Enterprise Group, Inc.	125,190	3,922,203
RWE AG	9,000	586,625
Sempra Energy	52,060	2,435,887
Wisconsin Energy Corp.	44,800	2,273,152

		26,324,797
Water Utilities - 1.22%
American Water Works Company, Inc.	47,690	982,414
Companhia de Saneamento de Minas Gerais	60,600	839,335

		1,821,749

		81,930,497

TOTAL COMMON STOCKS (Cost $138,533,087)		$137,404,480

PREFERRED STOCKS - 5.17%
Energy - 0.98%
Oil, Gas & Consumable Fuels - 0.98%
El Paso Corp. 4.990%	1,510	1,453,375
Utilities - 4.19%
Electric Utilities - 3.50%
Companhia Paranaense de Energia (N)	16,700	344,176
Eletropaulo Metropolitana SA (N)	81,300	1,619,694
Great Plains Energy, Inc. 12.000%	12,310	735,523
Nextera Energy, Inc. 8.375%	38,000	1,875,300
PPL Corp. 9.500%	12,360	640,742

		5,215,435

198

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)
Independent Power Producers & Energy Traders - 0.69%
AES Tiete SA (N)	89,736	$1,031,591

		6,247,026

TOTAL PREFERRED STOCKS (Cost $7,391,959)		$7,700,401

CONVERTIBLE BONDS - 0.84%
Communications - 0.84%
Virgin Media, Inc.
6.500%, 11/15/2016	1,071,000	1,254,409

TOTAL CONVERTIBLE BONDS (Cost $955,578)		$1,254,409

SHORT-TERM INVESTMENTS - 23.18%
Repurchase Agreement - 1.59%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $2,377,001 on 07/01/2010,
collateralized by $2,430,000 Federal Home
Loan Mortgage Corp., zero coupon due
08/03/2010 (valued at $2,427,570).	$2,377,000	2,377,000
Securities Lending Collateral - 21.59%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	3,214,936	32,178,291

TOTAL SHORT-TERM INVESTMENTS (Cost $34,551,759)		$34,555,291

Total Investments (Utilities Trust)
(Cost $181,432,383) - 121.37%		$180,914,581
Other assets and liabilities, net - (21.37%)		(31,852,217)

TOTAL NET ASSETS - 100.00%		$149,062,364

Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.61%
Consumer Discretionary - 7.73%
Auto Components - 1.05%
Lear Corp. (I)	37,140	$2,458,668
Automobiles - 1.95%
Harley-Davidson, Inc.	204,680	4,550,036
Hotels, Restaurants & Leisure - 1.97%
Darden Restaurants, Inc.	118,699	4,611,456
Household Durables - 2.76%
Newell Rubbermaid, Inc.	440,531	6,449,374

		18,069,534
Consumer Staples - 8.52%
Beverages - 2.23%
Coca-Cola Enterprises, Inc.	201,677	5,215,367
Food & Staples Retailing - 2.52%
Sysco Corp.	206,129	5,889,106
Food Products - 2.52%
ConAgra Foods, Inc.	252,579	5,890,142
Personal Products - 1.25%
Avon Products, Inc.	109,561	2,903,367

		19,897,982
Energy - 7.50%
Energy Equipment & Services - 0.53%
Halliburton Company	50,523	$1,240,340
Oil, Gas & Consumable Fuels - 6.97%
El Paso Corp.	601,356	6,681,065
Pioneer Natural Resources Company	90,164	5,360,250
The Williams Companies, Inc.	232,540	4,250,831

		16,292,146

		17,532,486
Financials - 21.76%
Capital Markets - 4.71%
Northern Trust Corp.	134,018	6,258,641
The Charles Schwab Corp.	334,947	4,749,548

		11,008,189
Commercial Banks - 5.65%
BB&T Corp.	199,670	5,253,318
Comerica, Inc.	135,800	5,001,514
Wintrust Financial Corp.	88,374	2,946,389

		13,201,221
Insurance - 9.05%
ACE, Ltd.	136,842	7,044,626
Marsh & McLennan Companies, Inc.	229,411	5,173,218
Willis Group Holdings PLC	297,505	8,940,025

		21,157,869
Real Estate Investment Trusts - 1.36%
Weingarten Realty Investors	166,400	3,169,920
Thrifts & Mortgage Finance - 0.99%
Washington Federal, Inc.	142,626	2,307,689

		50,844,888
Health Care - 10.21%
Health Care Equipment & Supplies - 2.52%
Beckman Coulter, Inc.	97,682	5,889,248
Health Care Providers & Services - 7.69%
Brookdale Senior Living, Inc. (I)	434,621	6,519,315
Healthsouth Corp. (I)	286,682	5,363,820
Henry Schein, Inc. (I)	110,719	6,078,473

		17,961,608

		23,850,856
Industrials - 14.97%
Aerospace & Defense - 3.18%
Goodrich Corp.	112,126	7,428,348
Building Products - 2.64%
Lennox International, Inc.	148,348	6,166,826
Commercial Services & Supplies - 3.34%
Avery Dennison Corp.	242,754	7,799,686
Machinery - 5.81%
Pentair, Inc.	202,655	6,525,491
Snap-On, Inc.	172,403	7,053,007

		13,578,498

		34,973,358
Information Technology - 10.75%
Computers & Peripherals - 1.95%
Diebold, Inc.	167,039	4,551,813
Electronic Equipment, Instruments & Components - 1.94%
Flextronics International, Ltd. (I)	807,446	4,521,698

199

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services - 3.82%
Fidelity National Information Services, Inc.	333,241	$8,937,524
Office Electronics - 3.04%
Zebra Technologies Corp., Class A (I)	279,912	7,101,367

		25,112,402
Materials - 9.56%
Chemicals - 7.12%
PPG Industries, Inc.	84,193	5,086,099
Valspar Corp.	241,177	7,264,251
W.R. Grace & Company (I)	204,408	4,300,744

		16,651,094
Containers & Packaging - 2.44%
Sonoco Products Company	187,003	5,699,851

		22,350,945
Utilities - 6.61%
Electric Utilities - 4.35%
Edison International	170,509	5,408,545
Great Plains Energy, Inc.	279,291	4,753,533

		10,162,078
Multi-Utilities - 2.26%
Wisconsin Energy Corp.	104,097	5,281,882

		15,443,960

TOTAL COMMON STOCKS (Cost $220,306,488)		$228,076,411

SHORT-TERM INVESTMENTS - 2.03%
Short-Term Securities - 2.03%
State Street Institutional Liquid Reserves
Fund, 0.1563%	$4,743,048	4,743,048

TOTAL SHORT-TERM INVESTMENTS (Cost $4,743,048)		$4,743,048

Total Investments (Value Trust) (Cost $225,049,536) - 99.64%		$232,819,459
Other assets and liabilities, net - 0.36%		848,958

TOTAL NET ASSETS - 100.00%		$233,668,417

Value & Restructuring Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.75%
Consumer Discretionary - 5.00%
Household Durables - 2.60%
Newell Rubbermaid, Inc. (L)	172,250	$2,521,740
Stanley Black & Decker, Inc. (L)(F)	89,190	4,505,879

		7,027,619
Specialty Retail - 2.40%
TJX Companies, Inc. (F)	154,100	6,464,495

		13,492,114
Consumer Staples - 6.61%
Food Products - 0.48%
Dole Food Company, Inc. (I)(L)	123,364	1,286,687
Personal Products - 1.61%
Avon Products, Inc. (F)	164,350	4,355,275
Tobacco - 4.52%
Lorillard, Inc. (F)	169,600	12,207,808

		17,849,770
Energy - 20.76%
Oil, Gas & Consumable Fuels - 20.76%
Alpha Natural Resources, Inc. (I)(F)	272,450	$9,227,882
Anadarko Petroleum Corp.	110,000	3,969,900
ConocoPhillips	138,550	6,801,420
CONSOL Energy, Inc. (L)(F)	202,650	6,841,464
Devon Energy Corp. (F)	114,850	6,996,662
Murphy Oil Corp.	46,200	2,289,210
Noble Energy, Inc. (F)	87,100	5,254,743
Petrohawk Energy Corp. (I)(L)	184,750	3,135,208
Petroleo Brasileiro SA, ADR (L)	331,550	11,378,796
W&T Offshore, Inc. (L)	17,500	165,550

		56,060,835

		56,060,835
Financials - 16.14%
Capital Markets - 5.29%
Apollo Investment Corp. (L)	184,982	1,725,882
Invesco, Ltd. (L)	274,900	4,626,567
Morgan Stanley	160,550	3,726,366
The Goldman Sachs Group, Inc. (F)	31,925	4,190,795

		14,269,610
Commercial Banks - 1.80%
PNC Financial Services Group, Inc. (F)	86,100	4,864,650
Diversified Financial Services - 1.74%
JPMorgan Chase & Company (F)	128,650	4,709,877
Insurance - 6.24%
ACE, Ltd.	170,100	8,756,748
Loews Corp.	103,600	3,450,916
MetLife, Inc. (F)	122,800	4,636,928

		16,844,592
Real Estate Investment Trusts - 1.07%
DiamondRock Hospitality Company (I)	210,597	1,731,107
Host Hotels & Resorts, Inc. (F)	86,131	1,161,046

		2,892,153

		43,580,882
Health Care - 6.59%
Biotechnology - 0.49%
Talecris Biotherapeutics Holdings Corp. (I)	62,104	1,310,394
Health Care Equipment & Supplies - 1.38%
Baxter International, Inc.	91,800	3,730,752
Health Care Providers & Services - 2.57%
AmerisourceBergen Corp. (F)	218,850	6,948,488
Pharmaceuticals - 2.15%
Bristol-Myers Squibb Company	208,600	5,202,484
Warner Chilcott, Class A PLC (I)(L)	26,500	605,525

		5,808,009

		17,797,643
Industrials - 16.05%
Aerospace & Defense - 3.08%
AerCap Holdings NV (I)	235,700	2,446,566
United Technologies Corp. (F)	90,200	5,854,882

		8,301,448
Airlines - 1.38%
Copa Holdings SA, Class A (F)	84,050	3,716,691
Construction & Engineering - 0.82%
Aecom Technology Corp. (I)(L)	96,050	2,214,913

200

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 1.79%
Tyco International, Ltd. (F)	137,400	$4,840,602
Machinery - 3.74%
AGCO Corp. (I)(L)(F)	134,600	3,630,162
Eaton Corp. (F)	99,000	6,478,560

		10,108,722
Road & Rail - 5.00%
Ryder Systems, Inc. (F)	48,325	1,944,115
Union Pacific Corp. (F)	166,050	11,542,136

		13,486,251
Trading Companies & Distributors - 0.24%
RSC Holdings, Inc. (I)(L)(F)	106,000	654,020

		43,322,647
Information Technology - 8.79%
Communications Equipment - 4.92%
CommScope, Inc. (I)(F)	135,800	3,227,966
Harris Corp. (F)	241,200	10,045,980

		13,273,946
Electronic Equipment, Instruments & Components - 0.54%
Corning, Inc. (F)	90,500	1,461,575
IT Services - 3.33%
International Business Machines Corp. (L)(F)	72,800	8,989,344

		23,724,865
Materials - 13.18%
Chemicals - 4.52%
Celanese Corp., Series A (F)	228,550	5,693,181
Lanxess AG	89,850	3,786,702
PPG Industries, Inc. (F)	45,000	2,718,450

		12,198,333
Metals & Mining - 8.31%
Freeport-McMoRan Copper & Gold, Inc. (F)	81,600	4,825,008
Grupo Mexico SAB de CV, Series B	2,377,000	5,642,434
Schnitzer Steel Industries, Inc. (F)	64,050	2,510,760
Southern Copper Corp. (L)(F)	211,400	5,610,556
Vale SA, SADR (L)	157,850	3,843,648

		22,432,406
Paper & Forest Products - 0.35%
Weyerhaeuser Company (F)	27,238	958,778

		35,589,517
Telecommunication Services - 4.63%
Diversified Telecommunication Services - 0.51%
Windstream Corp. (L)	130,700	1,380,192
Wireless Telecommunication Services - 4.12%
America Movil SAB de CV,
Series L, ADR (L)(F)	234,100	11,119,750

		12,499,942

TOTAL COMMON STOCKS (Cost $274,353,635)		$263,918,215

PREFERRED STOCKS - 0.96%
Financials - 0.96%
Diversified Financial Services - 0.48%
2009 Dole Food Automatic Common
Exchange Security Trust 7.000% (S)	9,000	95,580
Citigroup, Inc. 7.500%	10,711	1,210,342

		1,305,922
Insurance - 0.48%
Hartford Financial Services Group,
Inc. 7.250%	55,500	$1,284,270

		2,590,192

TOTAL PREFERRED STOCKS (Cost $2,587,273)		$2,590,192

CONVERTIBLE BONDS - 1.10%
Consumer, Cyclical - 1.10%
Consumer, Cyclical - 1.10%
Ford Motor Company	2,385,000	2,972,304

TOTAL CONVERTIBLE BONDS (Cost $2,567,047)		$2,972,304

SHORT-TERM INVESTMENTS - 18.98%
Repurchase Agreement - 0.09%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $241,000 on 07/01/2010,
collateralized by $250,000 Federal Home
Loan Bank, 0.550% due 05/27/2011 (valued
at $250,000).	$241,000	241,000

SECURITIES LENDING COLLATERAL - 18.89%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$5,094,531	50,991,162

TOTAL SHORT-TERM INVESTMENTS (Cost $51,225,824)		$51,232,162

Total Investments (Value & Restructuring Trust)
(Cost $330,733,779) - 118.79%		$320,712,873
Other assets and liabilities, net - (18.79%)		(50,733,256)

TOTAL NET ASSETS - 100.00%		$269,979,617

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

AUD	- Australian Dollar
BHD	- Bahraini Dinar
EUR	- Euro
HKD	- Hong Kong Dollar
INR	- Indian Rupee
IDR	- Indonesian Rupiah
KRW	- Korean Won
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
THB	- Thai Baht

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EMTN	- Euro Medium Term Note
GDR	- Global Depositary Receipts
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
NVDR	- Non Voting Depositary Receipts
PLC	- Public Limited Company
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.

201

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

(D)	Principal amount of security is adjusted for inflation.

(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and /or futures contracts.

(G)	The Fund’s sub-adviser is shown parenthetically.

(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I)	Non-income producing security.

(L)	All or a portion of the security is on loan as of June 30, 2010.

(M)

Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled. Unsettled term loan rates are determined at time of settlement as noted in the descriptions below.

(N)	Variable rate preferred stock.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(S)

The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y)	The rate shown is the annualized seven-day yield as of June 30, 2010.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

202

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust

		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 18.21%
U.S. Treasury Bond - 1.54%
4.625%, 02/15/2040		$18,885,000	$21,227,911
U.S. Treasury Notes - 1.19%
2.125%, 05/31/2015		3,505,000	3,564,695
2.500%, 04/30/2015		2,000,000	2,071,094
3.500%, 05/15/2020		10,305,000	10,784,801

			16,420,590
Federal Home Loan Bank - 0.14%
5.375%, 05/18/2016		1,680,000	1,959,938
Federal National Mortgage Association - 13.93%
1.800%, 03/15/2013		2,970,000	2,993,015
2.050%, 01/28/2013		775,000	780,031
3.000%, 10/29/2014		2,210,000	2,228,210
3.126%, 07/01/2033 (P)		96,644	100,900
3.196%, 08/01/2034 (P)		2,301,949	2,402,938
4.000%, 06/01/2024 to 07/01/2024		24,209,544	25,219,537
5.000%, TBA		22,305,000	23,597,983
5.000%, 05/01/2018 to 05/01/2036		28,211,689	30,011,655
5.500%, TBA		11,000,000	11,807,813
5.500%, 02/01/2018 to 01/01/2037		57,387,518	61,711,181
6.000%, 05/01/2035 to 02/01/2036		25,285,660	27,621,076
6.500%, 02/01/2036		1,693,115	1,861,567
7.000%, 09/01/2010 to 06/01/2032		1,594,235	1,726,160
7.500%, 09/01/2029 to 08/01/2031		163,417	186,391

			192,248,457
Federal Home Loan Mortgage Corp. - 0.73%
1.625%, 06/28/2013		3,805,000	3,843,168
4.500%, 09/01/2023		3,644,161	3,856,547
5.000%, 07/01/2035		2,190,275	2,320,579

			10,020,294
Government National Mortgage Association - 0.68%
5.000%, 04/15/2035		3,180,010	3,412,672
5.500%, 03/15/2035		3,541,127	3,845,581
6.000%, 03/15/2033 to 06/15/2033		1,346,207	1,488,287
6.500%, 09/15/2028 to 08/15/2031		297,288	332,148
7.000%, 04/15/2029		98,772	110,473
8.000%, 10/15/2026 to 05/15/2029		119,637	136,542

			9,325,703

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $235,979,593)			$251,202,893

FOREIGN GOVERNMENT
OBLIGATIONS - 0.65%
Argentina - 0.16%
Republic of Argentina zero coupon 12/15/2035	ARS	19,532,033	371,045
1.180%, 12/31/2038 (P)		8,797,621	753,970
5.830%, 12/31/2033 (P)		4,319,207	1,059,962

			2,184,977
Germany - 0.21%
Federal Republic of Germany
5.250%, 01/04/2011	EUR	1,275,000	1,597,769
6.250%, 01/04/2030		725,000	1,269,545

			2,867,314
Japan - 0.06%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	815,969
Mexico - 0.12%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,666,819
Panama - 0.04%
Republic of Panama
8.875%, 09/30/2027		$344,000	458,380
9.375%, 04/01/2029		130,000	180,050

			638,430
Peru - 0.01%
Republic of Peru
9.875%, 02/06/2015		111,000	139,860
Sweden - 0.02%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	1,720,000	227,272
United Kingdom - 0.03%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	159,624
8.000%, 12/07/2015		125,000	241,284

			400,908

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,934,243)			$8,941,549

CORPORATE BONDS - 57.05%
Basic Materials - 2.33%
Alcan, Inc.
5.000%, 06/01/2015		$339,000	360,616
Alcoa, Inc.
5.720%, 02/23/2019		560,000	533,215
Allegheny Technologies, Inc.
9.375%, 06/01/2019		1,095,000	1,292,948
American Pacific Corp.
9.000%, 02/01/2015		1,755,000	1,702,350
ArcelorMittal
6.125%, 06/01/2018		530,000	554,317
9.850%, 06/01/2019		1,770,000	2,211,865
Boise Paper Holdings LLC
8.000%, 04/01/2020 (S)		250,000	249,375
CF Industries, Inc.
6.875%, 05/01/2018		175,000	178,063
7.125%, 05/01/2020		175,000	179,375
CII Carbon LLC
11.125%, 11/15/2015 (S)		1,495,000	1,453,888
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)		481,000	527,023
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)		1,015,000	1,039,671
International Paper Company
7.950%, 06/15/2018		2,710,000	3,226,502
9.375%, 05/15/2019		1,235,000	1,595,116
Mosaic Company
7.625%, 12/01/2016 (S)		1,255,000	1,355,450
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		335,000	368,081
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033		1,415,000	1,515,104
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014		1,050,000	1,273,583
RPM International, Inc.
6.500%, 02/15/2018		1,040,000	1,100,810
Solutia, Inc.
7.875%, 03/15/2020		850,000	847,875
Sterling Chemicals, Inc.
10.250%, 04/01/2015		1,095,000	1,073,100
Teck Resources, Ltd.
10.750%, 05/15/2019		3,085,000	3,780,051

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
U.S. Corrugated, Inc.
10.000%, 06/12/2013		$570,000	$484,500
Vale Overseas, Ltd.
6.875%, 11/10/2039		1,055,000	1,102,156
Vedanta Resources PLC
8.750%, 01/15/2014 (S)		1,080,000	1,134,000
Verso Paper Holdings LLC
9.125%, 08/01/2014		1,455,000	1,389,525
Westvaco Corp.
7.950%, 02/15/2031		1,525,000	1,595,818

			32,124,377
Communications - 5.62%
America Movil SAB de CV
5.000%, 03/30/2020 (S)		1,325,000	1,368,954
AT&T Wireless Services, Inc.
8.750%, 03/01/2031		471,000	646,590
AT&T, Inc.
6.450%, 06/15/2034		217,000	236,191
Axtel SAB de CV
9.000%, 09/22/2019 (S)		515,000	458,350
BellSouth Corp.
6.000%, 11/15/2034		2,000,000	2,066,526
6.550%, 06/15/2034		1,580,000	1,740,108
British Telecommunications PLC
5.950%, 01/15/2018		1,715,000	1,788,484
Cablevision Systems Corp.
8.625%, 09/15/2017 (S)		300,000	306,000
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		1,072,732	1,249,733
Citizens Communications Company
6.250%, 01/15/2013		1,552,000	1,555,880
Clear Channel Worldwide Holdings,Inc., Series A
9.250%, 12/15/2017 (S)		1,405,000	1,397,975
Comcast Cable Holdings LLC
9.800%, 02/01/2012		1,360,000	1,521,503
Comcast Corp.
6.950%, 08/15/2037		1,000,000	1,137,526
Crown Castle International Corp.
7.125%, 11/01/2019		550,000	537,625
CSC Holdings, Inc.
7.875%, 02/15/2018		1,325,000	1,351,500
Deutsche Telekom International Finance BV
7.125%, 07/11/2011	EUR	99,000	127,537
8.750%, 06/15/2030		$1,358,000	1,754,123
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		1,610,000	1,573,775
DirecTV Holdings LLC
6.350%, 03/15/2040		715,000	765,637
7.625%, 05/15/2016		2,260,000	2,454,925
Embarq Corp.
7.995%, 06/01/2036		4,780,000	4,743,787
Equinix, Inc.
8.125%, 03/01/2018		575,000	587,938
France Telecom SA
8.500%, 03/01/2031		1,009,000	1,388,489
Grupo Televisa SA
6.625%, 01/15/2040		930,000	968,987
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		360,000	368,100
Intelsat Jackson Holdings SA
11.500%, 06/15/2016		1,070,000	1,134,200
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)		$270,000	$238,950
News America Holdings, Inc.
6.750%, 01/09/2038		108,000	118,616
7.750%, 12/01/2045		491,000	602,229
News America, Inc.
6.650%, 11/15/2037		1,950,000	2,188,497
NII Capital Corp.
8.875%, 12/15/2019		1,350,000	1,363,500
10.000%, 08/15/2016		780,000	820,950
Qwest Corp.
7.875%, 09/01/2011		1,265,000	1,315,600
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)		470,000	486,450
SBA Tower Trust
5.101%, 04/15/2017 (S)		1,580,000	1,683,098
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)		466,000	496,594
Sprint Capital Corp.
6.875%, 11/15/2028		2,800,000	2,324,000
8.750%, 03/15/2032		2,895,000	2,764,725
Telcordia Technologies, Inc.
11.000%, 05/01/2018 (S)		370,000	351,500
Telecom Italia Capital SA
6.175%, 06/18/2014		1,095,000	1,144,754
7.200%, 07/18/2036		2,885,000	2,797,983
Time Warner Cable, Inc.
6.550%, 05/01/2037		1,930,000	2,080,208
6.750%, 07/01/2018		3,225,000	3,701,907
Time Warner Companies, Inc.
7.570%, 02/01/2024		1,716,000	2,079,560
Time Warner Entertainment Company LP
8.375%, 03/15/2023 to 07/15/2033		2,845,000	3,585,545
Time Warner, Inc.
7.625%, 04/15/2031		451,000	542,541
Verizon Communications, Inc.
6.900%, 04/15/2038		1,715,000	2,004,339
Verizon of New York, Inc., Series A
6.875%, 04/01/2012		765,000	826,636
Viacom, Inc.
6.875%, 04/30/2036		3,305,000	3,741,485
7.875%, 07/30/2030		1,160,000	1,343,061
Videotron Ltee
7.125%, 01/15/2020 (S)	CAD	1,520,000	1,475,195
West Corp.
11.000%, 10/15/2016		$2,030,000	2,065,525
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)		365,000	389,638
13.000%, 08/01/2013 (S)		1,635,000	1,786,238

			77,549,767
Consumer, Cyclical - 4.08%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		1,430,000	1,497,925
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,615,000	1,554,438
8.750%, 06/01/2019		520,000	522,600
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		1,550,000	1,604,250
Cinemark USA, Inc.
8.625%, 06/15/2019		560,000	562,800
Continental Airlines, Inc., Series 002B
8.307%, 04/02/2018		708,245	686,997
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022		1,758,300	1,724,892

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	$611,548	$609,407
Continental Airlines, Inc., Series 991A
6.545%, 02/02/2019	348,977	350,722
CVS Caremark Corp. (6.302% to 6-1-12, then 3 month LIBOR + 2.065%) 06/01/2037	2,715,000	2,429,925
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,309,682	1,587,806
Darden Restaurants, Inc.
6.800%, 10/15/2037	1,665,000	1,899,029
Delphi Corp.
6.197%, 11/15/2033 (H)	118,000	1
Delta Air Lines, Inc.
6.200%, 07/02/2018	700,000	707,000
9.500%, 09/15/2014 (S)	900,000	945,000
Delta Air Lines, Inc., Series 02G1
6.718%, 01/02/2023	1,821,037	1,711,774
Delta Air Lines, Inc., Series 071A
6.821%, 08/10/2022	2,351,126	2,321,737
Exide Technologies, Series B
10.500%, 03/15/2013	1,560,000	1,575,600
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (S)	1,823,000	1,941,495
Hillman Group, Inc.
10.875%, 06/01/2018 (S)	710,000	731,300
HRP Myrtle Beach Operations LLC
7.382%, 04/01/2012 (H)(S)	705,000	0
International Game Technology
5.500%, 06/15/2020	630,000	649,921
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,815,000	1,687,950
Libbey Glass, Inc.
10.000%, 02/15/2015 (S)	305,000	315,675
Little Traverse Bay Bands of Odawa Indians
10.250%, 02/15/2014 (H)(S)	2,085,000	708,900
Macy’s Retail Holdings, Inc.
8.375%, 07/15/2015	1,245,000	1,372,613
MGM Resorts International
9.000%, 03/15/2020 (S)	350,000	359,625
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	922,000	804,445
MTR Gaming Group, Inc.
12.625%, 07/15/2014	620,000	621,550
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	1,145,000	870,200
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	1,315,000	1,334,725
Northwest Airlines, Inc., Series 02-1
6.264%, 11/20/2021	1,788,437	1,706,169
Northwest Airlines, Inc., Series 07-1
7.027%, 11/01/2019	1,493,390	1,418,721
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	295,000	297,581
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,230,000	1,273,050
Regal Cinemas Corp.
8.625%, 07/15/2019	450,000	452,250
Staples, Inc.
9.750%, 01/15/2014	1,345,000	1,649,881
Target Corp.
6.500%, 10/15/2037	1,800,000	2,170,076
Tenneco, Inc.
8.625%, 11/15/2014	1,110,000	1,119,713
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	$470,000	$481,750
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	1,440,000	1,436,400
United Air Lines, Inc.
9.750%, 01/15/2017	1,435,000	1,531,863
9.875%, 08/01/2013 (S)	355,000	363,875
10.400%, 11/01/2016	633,441	680,949
Volvo Treasury AB
5.950%, 04/01/2015 (S)	1,730,000	1,808,400
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	934,000	649,630
Whirlpool Corp.
8.000%, 05/01/2012	810,000	886,113
8.600%, 05/01/2014	1,215,000	1,432,494
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	820,956
6.875%, 11/15/2037	2,130,000	2,445,189

		56,315,362
Consumer, Non-cyclical - 4.12%
ACCO Brands Corp.
10.625%, 03/15/2015	245,000	265,825
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	1,620,000	1,648,350
Altria Group, Inc.
8.500%, 11/10/2013	2,610,000	3,046,776
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,031,308
6.500%, 02/01/2043	540,000	595,018
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	1,220,000	1,277,127
B&G Foods, Inc.
7.625%, 01/15/2018	610,000	613,050
BioScrip, Inc.
10.250%, 10/01/2015 (S)	825,000	816,750
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	620,000	623,875
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014	1,305,000	1,378,397
8.500%, 06/15/2019	1,120,000	1,337,475
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,062,813	1,012,329
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	760,000	742,900
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	1,250,000	1,407,099
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	355,250
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	1,475,000	1,482,352
Inverness Medical Innovations, Inc.
7.875%, 02/01/2016	1,065,000	1,041,038
Kraft Foods, Inc.
6.000%, 02/11/2013	2,215,000	2,441,940
6.125%, 02/01/2018	1,105,000	1,254,062
Kroger Company
7.000%, 05/01/2018	2,105,000	2,501,517
Life Technologies Corp.
6.000%, 03/01/2020	1,185,000	1,283,248
Lorillard Tobacco Company
6.875%, 05/01/2020	1,155,000	1,173,286
Medco Health Solutions, Inc.
7.250%, 08/15/2013	2,450,000	2,826,406

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Nabisco, Inc.
7.550%, 06/15/2015	$1,471,000	$1,734,768
Philip Morris International, Inc.
5.650%, 05/16/2018	2,130,000	2,330,056
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	990,000	1,014,750
Reynolds American, Inc.
7.250%, 06/01/2013	1,605,000	1,765,680
SABMiller PLC
5.500%, 08/15/2013 (S)	1,230,000	1,345,614
6.500%, 07/15/2018 (S)	1,715,000	1,995,308
Safeway, Inc.
6.350%, 08/15/2017	820,000	946,424
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	2,240,000	2,000,790
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	980,000	1,085,350
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	417,000	435,287
Tesco PLC
6.150%, 11/15/2037 (S)	2,400,000	2,687,453
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036	1,680,000	1,950,577
United Rentals North America, Inc.
7.000%, 02/15/2014	1,420,000	1,334,800
10.875%, 06/15/2016	480,000	514,800
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	542,826
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	1,270,000	1,429,832
WellPoint, Inc.
6.375%, 06/15/2037	1,735,000	1,872,553
Yankee Acquisition Corp.
8.500%, 02/15/2015	1,655,000	1,673,619

		56,815,865
Diversified - 0.32%
ESI Tractebel Acquisition Corp., Series B
7.990%, 12/30/2011	1,087,000	1,100,588
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	1,410,000	1,502,693
Susser Holdings LLC / Susser Finance Corp.
8.500%, 05/15/2016 (S)	315,000	315,000
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,480,000	1,494,800

		4,413,081
Energy - 4.96%
Anadarko Finance Company
7.500%, 05/01/2031	3,002,000	2,524,721
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,400,000	1,113,671
8.700%, 03/15/2019	1,500,000	1,416,224
Arch Coal, Inc.
8.750%, 08/01/2016 (S)	320,000	333,600
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	600,485
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,335,000	1,716,980
Devon Financing Corp.
7.875%, 09/30/2031	1,874,000	2,380,186
Drummond Company, Inc.
7.375%, 02/15/2016	1,445,000	1,358,300
Duke Capital LLC
6.750%, 02/15/2032	$589,000	$612,458
El Paso Pipeline Partners Operating Company LLC
6.500%, 04/01/2020	905,000	924,314
Enbridge Energy Partners LP
7.500%, 04/15/2038	2,400,000	2,816,306
Energy Transfer Partners LP
6.625%, 10/15/2036	1,000,000	959,703
8.500%, 04/15/2014	1,150,000	1,332,407
9.700%, 03/15/2019	1,220,000	1,474,072
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,500,000	1,709,244
6.875%, 03/01/2033	471,000	514,223
Enterprise Products Operating LLC (7.000% to 06/01/2017, then 3 month LIBOR + 2.778%) 06/01/2067	3,255,000	2,864,400
Enterprise Products Operating LLC (7.034% to 01/15/18, then higher of 7.034% or 3 month LIBOR + 2.680%) 01/15/2068	1,445,000	1,329,400
Gibson Energy ULC/GEP Midstream Finance Corp.
10.000%, 01/15/2018	835,000	793,250
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	496,836
Gulf South Pipeline Company LP
5.750%, 08/15/2012 (S)	1,120,000	1,196,348
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	402,000	379,347
6.950%, 01/15/2038	1,960,000	2,082,782
7.300%, 08/15/2033	603,000	659,464
7.750%, 03/15/2032	655,000	741,949
Linn Energy LLC
8.625%, 04/15/2020 (S)	635,000	650,081
Marathon Oil Corp.
6.800%, 03/15/2032	1,785,000	2,074,170
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016	1,120,000	1,131,200
McMoRan Exploration Company
11.875%, 11/15/2014	980,000	999,600
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	830,000	948,578
Nexen, Inc.
5.875%, 03/10/2035	598,000	585,066
6.400%, 05/15/2037	2,375,000	2,476,686
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,470,000	1,402,020
NuStar Logistics LP
7.650%, 04/15/2018	1,125,000	1,296,799
ONEOK Partners LP
6.150%, 10/01/2016	1,550,000	1,741,755
6.650%, 10/01/2036	1,435,000	1,471,997
Pan American Energy LLC
7.875%, 05/07/2021 (S)	420,000	420,000
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,627,105
Plains All American Pipeline LP
8.750%, 05/01/2019	1,500,000	1,790,477
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838%, 09/30/2027 (S)	1,240,000	1,280,994
Regency Energy Partners LP
9.375%, 06/01/2016 (S)	965,000	1,022,900

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	$659,082	$739,740
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,175,000	1,302,283
Talisman Energy, Inc.
6.250%, 02/01/2038	2,025,000	2,159,991
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	335,000	340,025
Transocean, Inc.
6.800%, 03/15/2038	1,700,000	1,531,974
Weatherford International, Ltd.
6.500%, 08/01/2036	2,400,000	2,174,813
7.000%, 03/15/2038	2,000,000	1,892,598
Williams Partners LP
7.250%, 02/01/2017	2,730,000	3,099,145
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	1,890,000	1,927,634

		68,418,301
Financial - 28.32%
Aflac, Inc.
6.900%, 12/17/2039	795,000	826,396
8.500%, 05/15/2019	1,240,000	1,491,938
Allfirst Preferred Capital Trust
1.803%, 07/15/2029 (P)	1,080,000	776,366
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	2,005,000	2,208,143
AMB Property LP
6.625%, 12/01/2019	1,525,000	1,643,313
American Express Bank FSB
6.000%, 09/13/2017	3,085,000	3,385,988
American Express Company
7.000%, 03/19/2018	4,100,000	4,728,911
American Express Credit Corp., Series C
7.300%, 08/20/2013	2,080,000	2,354,986
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	2,140,000	2,592,869
American International Group, Inc.
5.450%, 05/18/2017	2,000,000	1,775,000
American International Group, Inc. (8.175% to 05/15/2038, then 3 month LIBOR + 4.195%) 05/15/2058	1,300,000	1,027,000
Arch Capital Group, Ltd.
7.350%, 05/01/2034	3,000,000	3,104,829
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	947,910
Assurant, Inc.
5.625%, 02/15/2014	461,000	487,119
6.750%, 02/15/2034	3,955,000	3,866,796
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (H)(S)	3,380,000	3,346,200
AXA SA (6.379% to 12-13-36, then 3 month LIBOR + 2.256%) (Q)(S)	975,000	764,156
AXA SA (6.463% to 12/14/2018, then 3 month LIBOR + 1.449%) (Q)(S)	2,840,000	2,211,650
BAC Capital Trust XIII (0.937% to 03/15/2012, then 3 month LIBOR + 0.400%) (Q)	1,900,000	1,123,176
BAC Capital Trust XIV (5.630% to 03/15/2012, then 3 month LIBOR + 0.40%) 5.630%, (Q)	$3,650,000	$2,463,750
BAC Capital Trust XV
1.338%, 06/01/2056 (P)	4,170,000	2,719,516
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	307,343
Bank of America Corp.
4.500%, 04/01/2015	1,100,000	1,111,793
5.650%, 05/01/2018	1,950,000	1,998,383
5.750%, 12/01/2017	1,203,000	1,247,608
7.625%, 06/01/2019	3,065,000	3,510,982
Bank of Nova Scotia
3.400%, 01/22/2015	1,365,000	1,409,436
Bear Stearns Companies LLC
7.250%, 02/01/2018	1,475,000	1,722,358
Beaver Valley Funding
9.000%, 06/01/2017	2,055,000	2,293,133
Biomed Realty LP
6.125%, 04/15/2020 (S)	445,000	463,334
Bosphorus Financial Services, Ltd.
2.236%, 02/15/2012 (P)(S)	934,062	914,275
Boston Properties LP
6.250%, 01/15/2013	785,000	855,046
BPCE SA (12.500% to 9-30-19, then 3 month LIBOR + 12.980%) (Q)(S)	1,168,000	1,299,155
Brandywine Operating Partnership LP
7.500%, 05/15/2015	1,190,000	1,297,555
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,534,355
Camden Property Trust
5.000%, 06/15/2015	804,000	829,202
Capital One Bank USA NA
8.800%, 07/15/2019	1,520,000	1,897,585
Capital One Financial Corp.
6.150%, 09/01/2016	1,980,000	2,095,111
6.750%, 09/15/2017	1,930,000	2,210,506
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	4,340,000	1,401,551
Catlin Insurance Company, Ltd. (7.249% to 01/19/2017, then 3 month LIBOR + 2.975%) (Q)(S)	2,500,000	1,993,750
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to 4-15-15, then 3 month LIBOR + 2.490%) (Q)(S)	2,485,000	2,268,410
Citigroup, Inc.
5.000%, 09/15/2014	3,500,000	3,500,700
5.500%, 04/11/2013	1,730,000	1,798,340
5.625%, 08/27/2012	981,000	1,010,937
5.850%, 12/11/2034	995,000	941,858
6.125%, 11/21/2017 to 05/15/2018	7,653,000	7,990,435
6.375%, 08/12/2014	2,490,000	2,644,761
8.500%, 05/22/2019	3,595,000	4,285,686
CME Group, Inc.
5.750%, 02/15/2014	1,475,000	1,640,622
CNA Financial Corp.
6.000%, 08/15/2011	1,580,000	1,626,081
6.500%, 08/15/2016	4,320,000	4,526,245
7.350%, 11/15/2019	960,000	1,020,138

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Comerica Capital Trust II (6.576% to 02/20/2032, then 1 month LIBOR + 1.115%) 02/20/2037	$2,300,000	$1,932,000
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	1,675,000	1,733,086
Credit Suisse New York
5.300%, 08/13/2019	1,330,000	1,409,874
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	1,430,000	1,569,502
Developers Diversified Realty Corp.
7.500%, 04/01/2017	1,415,000	1,388,660
Dexus Property Group
7.125%, 10/15/2014 (S)	1,510,000	1,644,388
Discover Bank
7.000%, 04/15/2020	765,000	772,444
Discover Financial Services
10.250%, 07/15/2019	1,930,000	2,296,980
Dresdner Bank AG
7.250%, 09/15/2015	879,000	959,828
Duke Realty LP
5.950%, 02/15/2017	2,050,000	2,092,646
6.250%, 05/15/2013	750,000	799,340
6.750%, 03/15/2020	2,365,000	2,484,496
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	2,600,000	2,480,993
ERP Operating LP
5.125%, 03/15/2016	2,300,000	2,421,088
5.750%, 06/15/2017	2,730,000	2,941,589
Financial Security Assurance Holdings, Ltd. (6.400% to 12/15/2036, then 1 month LIBOR + 2.215%) 12/15/2066 (S)	1,845,000	1,245,375
Ford Motor Credit Company LLC
7.500%, 08/01/2012	520,000	531,738
Foundation Re II, Ltd.
7.195%, 11/26/2010 (P)(S)	900,000	860,580
General Electric Capital Corp.
5.625%, 05/01/2018	1,470,000	1,562,190
5.900%, 05/13/2014	2,000,000	2,207,632
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	1,190,000	1,288,259
General Electric Capital Corp., MTN
0.916%, 08/15/2036 (P)	1,920,000	1,403,324
Genworth Financial, Inc.
6.515%, 05/22/2018	1,400,000	1,347,748
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	1,440,000	1,499,450
8.112%, 02/15/2015 (S)	1,700,000	1,765,138
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	915,000	944,019
6.800%, 06/15/2018 (S)	935,000	984,495
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	429,103
6.300%, 03/15/2018	1,210,000	1,253,670
HCP, Inc.
6.300%, 09/15/2016	2,480,000	2,566,629
Health Care Property Investors, Inc.
6.450%, 06/25/2012	648,000	690,496
Health Care REIT, Inc.
6.000%, 11/15/2013	755,000	820,543
6.200%, 06/01/2016	3,055,000	3,318,353
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	1,705,000	1,782,878
8.125%, 05/01/2011	1,045,000	1,092,039
Horace Mann Educators Corp.
6.850%, 04/15/2016	$1,090,000	$1,154,681
Hospitality Properties Trust
6.750%, 02/15/2013	2,128,000	2,257,285
HRPT Properties Trust
6.650%, 01/15/2018	1,415,000	1,461,606
HSBC Holdings PLC
6.500%, 09/15/2037	1,000,000	1,035,048
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	1,225,000	1,312,399
International Lease Finance Corp.
6.375%, 03/25/2013	1,460,000	1,368,750
Jefferies Group, Inc.
6.450%, 06/08/2027	865,000	814,924
6.875%, 04/15/2021	980,000	982,542
8.500%, 07/15/2019	1,455,000	1,634,345
JPMorgan Chase & Company
3.700%, 01/20/2015	1,955,000	1,999,662
6.000%, 01/15/2018	2,520,000	2,782,672
6.300%, 04/23/2019	2,425,000	2,739,025
JPMorgan Chase & Company, Series 1 (7.900% to 4-30-18 then 3 month LIBOR + 3.470%) (Q)	1,685,000	1,736,780
JPMorgan Chase Capital XX
6.550%, 09/29/2036	2,045,000	1,955,184
JPMorgan Chase Capital XXIII (1.250% to 05/15/2047, then 3 month LIBOR + 2.030%) 05/15/2047	4,175,000	3,054,468
Kazkommerts International BV
8.500%, 04/16/2013	350,000	326,375
Kimco Realty Corp.
6.875%, 10/01/2019	1,455,000	1,621,043
LBG Capital No.1 PLC
7.875%, 11/01/2020	1,128,000	908,040
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	330,000	339,900
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	2,837,000	2,531,356
7.300%, 06/15/2014 (S)	1,765,000	1,918,942
7.500%, 08/15/2036 (S)	5,770,000	5,697,777
7.800%, 03/15/2037 (S)	2,485,000	2,037,700
Lincoln National Corp.
8.750%, 07/01/2019	3,080,000	3,774,811
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month LIBOR + 2.040%) 04/20/2067	2,265,000	1,698,750
Lincoln National Corp. (7.000% to 05-17-16, then 3 month LIBOR + 2.358%) (Q)	1,855,000	1,544,288
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	730,000	689,043
Lloyds TSB Group PLC (6.267% to 11/01/2016, then 3 month LIBOR +1.035%) (H)(Q)(S)	1,570,000	808,550
Lloyds TSB Group PLC (6.413% to 10/01/2035, then 3 month LIBOR + 1.496%) (H)(Q)(S)	2,055,000	1,037,775

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Mack-Cali Realty LP
5.125%, 01/15/2015	$2,000,000	$2,043,546
7.750%, 08/15/2019	1,040,000	1,222,126
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	1,040,000	1,054,050
7.300%, 08/01/2014 (S)	880,000	970,141
Markel Corp.
6.800%, 02/15/2013	1,605,000	1,719,783
Massachusetts Mutual Life Insurance Company
8.875%, 06/01/2039 (S)	680,000	904,801
MBNA Capital
1.144%, 02/01/2027 (P)	1,157,000	781,825
Mellon Capital IV (6.244% to 06/20/2012, then 3 month LIBOR + 0.565%) (Q)	1,600,000	1,348,000
Merna Reinsurance, Ltd.
2.040%, 07/07/2010 (P)(S)	1,000,000	999,800
Merrill Lynch & Company, Inc.
0.894%, 05/02/2017 (P)	4,000,000	3,569,144
6.875%, 04/25/2018	4,045,000	4,315,129
7.750%, 05/14/2038	4,925,000	5,267,519
MetLife, Inc.
6.750%, 06/01/2016	1,120,000	1,267,111
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	1,415,000	1,530,423
Morgan Stanley
0.754%, 10/18/2016 (P)	3,315,000	2,883,490
5.950%, 12/28/2017	1,265,000	1,281,015
7.300%, 05/13/2019	1,600,000	1,720,670
10.090%, 05/03/2017 (S) BRL	7,325,000	3,794,391
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	$2,920,000	3,060,551
Nationstar Mortgage/Nationstar Capital Corp.
10.875%, 04/01/2015 (S)	1,565,000	1,228,525
Nationwide Mutual Insurance Company (5.810% to 12/15/2014, then 3 month LIBOR + 2.290%) 12/15/2024 (S)	1,130,000	960,760
Nelnet, Inc. (7.400% to 9-29-11, then 3 month LIBOR + 3.375%) 09/29/2036	2,120,000	1,778,968
New Communications Holdings, Inc.
8.500%, 04/15/2020 (S)	1,845,000	1,849,613
New York Life Insurance Company
6.750%, 11/15/2039 (S)	1,760,000	2,055,851
Northern Trust Corp.
4.625%, 05/01/2014	1,235,000	1,349,972
6.500%, 08/15/2018	755,000	887,284
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,084,929
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	3,380,000	4,188,770
PartnerRe Finance A LLC
6.875%, 06/01/2018	2,000,000	2,140,754
PNC Funding Corp.
4.250%, 09/21/2015	2,075,000	2,169,429
Progressive Corp. (6.700% to 06/15/2017, then 3 month LIBOR + 2.018%) 06/15/2037	935,000	874,225
ProLogis
5.625%, 11/15/2015 to 11/15/2016	4,425,000	4,185,023
6.625%, 05/15/2018	2,670,000	2,543,925
7.625%, 08/15/2014	2,041,000	2,166,075
Prudential Financial, Inc.
4.750%, 04/01/2014	$1,343,000	$1,409,239
6.200%, 01/15/2015	1,600,000	1,760,851
Prudential Financial, Inc., MTN
7.375%, 06/15/2019	1,360,000	1,574,819
Prudential Financial, Inc., Series D, MTN
5.150%, 01/15/2013	1,750,000	1,852,079
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)	1,420,000	1,716,560
Rabobank Nederland NV (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%) (Q)(S)	2,042,000	2,521,870
Realty Income Corp.
5.950%, 09/15/2016	1,530,000	1,664,005
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	650,000	637,228
Regions Financial Corp.
7.750%, 11/10/2014	1,640,000	1,730,097
Santander Issuances SA (6.500% to 11-15-14, then 3 month LIBOR + 3.920%) 08/11/2019 (S)	1,200,000	1,188,323
Schwab Capital Trust I (7.500% to 11/15/2017, then 3 month LIBOR + 2.375%) 11/15/2037	1,890,000	1,872,952
Shinhan Bank (6.819% to 09/20/2016, then 3 month LIBOR + 2.520%) 09/20/2036	2,670,000	2,552,416
Silicon Valley Bank
6.050%, 06/01/2017	1,730,000	1,751,613
Simon Property Group LP
5.625%, 08/15/2014	3,045,000	3,297,762
5.750%, 12/01/2015	1,500,000	1,649,037
5.875%, 03/01/2017	1,520,000	1,643,371
6.100%, 05/01/2016	1,000,000	1,109,939
10.350%, 04/01/2019	1,190,000	1,583,955
SLM Corp.
0.616%, 01/27/2014 (P)	3,890,000	3,207,052
SLM Corp., MTN
8.450%, 06/15/2018	1,385,000	1,278,093
Sovereign Bank
2.110%, 04/01/2014 (P)	265,000	259,589
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,450,000	1,342,957
StanCorp Financial Group, Inc. (6.900% to 06/01/2017, then 3 month LIBOR + 0.251%) 06/01/2067	2,350,000	1,980,839
Standard Chartered PLC (6.409% to 01/30/2017, then 3 month LIBOR + 1.510%) (Q)(S)	1,500,000	1,310,322
State Street Capital Trust IV 1.537%, 06/15/2037 (P)	2,535,000	1,813,554
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month LIBOR + 1.965%) 12/15/2036	903,000	687,409
SunTrust Preferred Capital I (5.853% to 12/15/2011) then 3 month LIBOR + 0.645%) (Q)	425,000	284,750

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	$1,650,000	$1,660,174
Teachers Insurance & Annuity Association of America 6.850%, 12/16/2039 (S)	1,945,000	2,265,429
Teco Finance, Inc.
6.572%, 11/01/2017	1,157,000	1,316,361
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month LIBOR + 1.735%) 02/15/2067 (S)	3,000,000	2,262,027
The Charles Schwab Corp.
4.950%, 06/01/2014	1,035,000	1,122,179
The Goldman Sachs Capital II (5.793% to 06/01/2012, then 3 month LIBOR + 0.7675%) (Q)	2,995,000	2,261,225
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,835,000	1,813,193
5.950%, 01/18/2018	2,975,000	3,090,171
6.000%, 05/01/2014	2,225,000	2,391,127
6.150%, 04/01/2018	2,240,000	2,346,438
6.750%, 10/01/2037	1,235,000	1,210,722
7.500%, 02/15/2019	3,275,000	3,660,726
The Goldman Sachs Group, Inc., MTN
0.707%, 07/22/2015 (P)	2,135,000	1,927,762
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	1,160,000	1,154,156
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	3,055,000	3,134,326
TuranAlem Finance BV
7.875%, 06/02/2010 (J)	638,000	290,290
8.500%, 02/10/2015 (H)(S)	600,000	276,000
UBS AG
5.875%, 12/20/2017	1,840,000	1,947,596
Unum Group
7.125%, 09/30/2016	1,230,000	1,351,463
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,935,000	2,055,100
USB Capital IX (6.189% to 04/15/2011, then 3 month LIBOR + 1.020%) (Q)	4,605,000	3,321,587
USB Realty Corp. (6.091% to 1-15-12, then 3 month LIBOR + 1.147%) (Q)(S)	2,250,000	1,563,750
Vornado Realty Trust
4.250%, 04/01/2015	2,275,000	2,261,605
W.R. Berkley Corp.
5.600%, 05/15/2015	875,000	884,336
6.150%, 08/15/2019	699,000	714,583
Wachovia Bank NA
5.850%, 02/01/2037	1,105,000	1,097,305
Wachovia Bank NA, Series BKNT
6.600%, 01/15/2038	855,000	929,673
Washington Mutual Bank zero coupon, 01/15/2015 (H)	1,070,000	5,350
WEA Finance LLC
5.400%, 10/01/2012 (S)	840,000	890,342
6.750%, 09/02/2019 (S)	985,000	1,094,783
7.125%, 04/15/2018 (S)	2,000,000	2,256,658
Wells Fargo Bank NA
5.750%, 05/16/2016	1,420,000	1,548,271
Westfield Capital Corp., Ltd.
5.125%, 11/15/2014(S)	2,500,000	2,616,943
Westpac Banking Corp.
4.875%, 11/19/2019	$1,750,000	$1,807,337
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then 3 month LIBOR + 3.200%) (Q)(S)	4,030,000	3,239,516
Willis North America, Inc. 7.000%, 09/29/2019	1,640,000	1,760,797
XL Capital, Ltd. (6.500% to 4/15/2017, then 3 month LIBOR + 2.458%) (Q)	1,715,000	1,183,350

		390,827,930
Industrial - 2.89%
Altra Holdings, Inc.
8.125%, 12/01/2016 (S)	680,000	674,050
Amphenol Corp.
4.750%, 11/15/2014	1,695,000	1,796,066
Ball Corp.
6.750%, 09/15/2020	1,070,000	1,080,700
BE Aerospace, Inc.
8.500%, 07/01/2018	960,000	1,008,000
Bombardier, Inc.
7.750%, 03/15/2020 (S)	755,000	783,313
Case New Holland, Inc.
7.750%, 09/01/2013	600,000	613,500
CMA CGM SA
7.250%, 02/01/2013 (S)	2,120,000	1,632,400
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)	665,000	635,075
Colt Defense LLC
8.750%, 11/15/2017 (S)	805,000	637,963
Commercial Metals Company
7.350%, 08/15/2018	1,045,000	1,096,844
CRH America, Inc.
8.125%, 07/15/2018	605,000	729,600
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,886,295
Embraer Overseas, Ltd.
6.375%, 01/15/2020	1,260,000	1,293,012
GATX Corp.
8.750%, 05/15/2014	1,630,000	1,920,176
General Electric Company
5.250%, 12/06/2017	1,080,000	1,174,398
Graphic Packaging International, Inc.
9.500%, 06/15/2017	590,000	616,550
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/2018 (S)	1,015,000	1,050,525
9.375%, 05/01/2012	182,000	186,550
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)	795,000	806,925
L-3 Communications Corp., Series B
6.375%, 10/15/2015	1,610,000	1,610,000
Masco Corp.
7.125%, 03/15/2020	945,000	917,582
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	1,470,000	1,411,200
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	910,000	924,742
RailAmerica, Inc.
9.250%, 07/01/2017	792,000	829,620
Severstal Columbus LLC
10.250%, 02/15/2018 (S)	335,000	345,888

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Solo Cup Company
10.500%, 11/01/2013	$480,000	$496,200
Systems 2001 Asset Trust LLC
7.156%, 12/15/2011 (S)	398,492	415,428
Terex Corp.
10.875%, 06/01/2016	900,000	969,750
Textron, Inc.
5.600%, 12/01/2017	1,445,000	1,498,373
Trimas Corp.
9.750%, 12/15/2017 (S)	405,000	410,063
Tyco Electronics Group SA
6.000%, 10/01/2012	1,360,000	1,468,668
6.550%, 10/01/2017	945,000	1,085,249
7.125%, 10/01/2037	1,755,000	1,986,144
Union Pacific Corp.
5.700%, 08/15/2018	1,300,000	1,456,246
Voto-Votorantim Overseas Trading Operations NV
6.625%, 09/25/2019 (S)	1,485,000	1,507,275
Waste Management, Inc.
4.750%, 06/30/2020	880,000	904,662
7.750%, 05/15/2032	625,000	782,998
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,380,000	1,259,250

		39,901,280
Technology - 0.10%
Fiserv, Inc.
6.800%, 11/20/2017	1,225,000	1,346,465
Utilities - 4.31%
AES Eastern Energy LP, Series 1999-A
9.000%, 01/02/2017	2,317,841	2,387,376
AES Gener SA
7.500%, 03/25/2014	906,000	996,905
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	940,000	933,049
Appalachian Power Company
5.800%, 10/01/2035	1,961,000	1,996,386
Aquila, Inc.
11.875%, 07/01/2012	1,515,000	1,744,657
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,093,481
BVPS II Funding Corp.
8.890%, 06/01/2017	817,000	948,453
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	637,623
CMS Energy Corp.
6.250%, 02/01/2020	2,185,000	2,078,802
Commonwealth Edison Company
5.800%, 03/15/2018	1,505,000	1,700,498
Dominion Resources, Inc. (6.300% to 09/30/2011, then 3 month LIBOR + 2.300%) 09/30/2066	3,200,000	2,944,000
DTE Energy Company
7.625%, 05/15/2014	1,030,000	1,203,721
Duke Energy Corp.
6.300%, 02/01/2014	1,075,000	1,209,921
Enel Finance International SA
6.250%, 09/15/2017 (S)	2,335,000	2,530,841
Enersis SA
7.375%, 01/15/2014	633,000	711,772
FirstEnergy Corp.
6.450%, 11/15/2011	21,000	22,181
7.375%, 11/15/2031	1,314,000	1,385,472
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	$1,140,000	$1,192,888
Ipalco Enterprises, Inc.
8.625%, 11/14/2011	1,115,000	1,159,600
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	3,945,000	4,360,850
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	1,400,000	1,473,868
5.875%, 09/30/2016 (S)	723,000	788,633
Listrindo Capital BV
9.250%, 01/29/2015 (S)	505,000	534,598
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	773,134
Midwest Generation LLC, Series B
8.560%, 01/02/2016	1,793,563	1,771,144
Monongahela Power Company
7.950%, 12/15/2013 (S)	1,490,000	1,756,814
Nevada Power Company
6.650%, 04/01/2036	2,330,000	2,649,350
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	1,839,762
6.800%, 01/15/2019	1,000,000	1,113,275
PNPP II Funding Corp.
9.120%, 05/30/2016	790,000	864,987
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,106,025
PSEG Power LLC
5.000%, 04/01/2014	736,000	786,417
8.625%, 04/15/2031	736,000	967,409
Sempra Energy
6.500%, 06/01/2016	1,400,000	1,606,497
8.900%, 11/15/2013	955,000	1,140,834
SPI Electricity & Gas Australia Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	845,244
Texas Competitive Electric Holdings Company LLC, Series A
10.250%, 11/01/2015	1,595,000	1,052,700
TransAlta Corp.
6.650%, 05/15/2018	2,157,000	2,403,112
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	344,000	353,092
Veolia Environnement
6.000%, 06/01/2018	2,400,000	2,646,686
Waterford 3 Funding Corp.
8.090%, 01/02/2017	1,711,601	1,781,058

		59,493,115

TOTAL CORPORATE BONDS (Cost $754,376,704)		$787,205,543

CONVERTIBLE BONDS - 0.18%
Consumer, Cyclical - 0.10%
US Airways Group, Inc.
7.250%, 05/15/2014	680,000	1,390,600
Financial - 0.08%
Corporate Office Properties LP
4.250%, 04/15/2030 (S)	1,180,000	1,123,950

TOTAL CONVERTIBLE BONDS (Cost $1,848,288)		$2,514,550

MUNICIPAL BONDS - 0.52%
District of Columbia - 0.35%
George Washington University 5.095%, 09/15/2032	4,650,000	4,850,462

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
New Jersey - 0.17%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$1,885,000	$2,375,892

TOTAL MUNICIPAL BONDS (Cost $6,718,957)		$7,226,354

COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%
Hotels, Restaurants & Leisure
Greektown Superholdings, Inc. (I)	821	90,785

TOTAL COMMON STOCKS (Cost $90,785)		$90,785

PREFERRED STOCKS - 0.49%
Communications - 0.11%
Telephone & Data Systems, Inc., Series A 7.600%	61,654	1,539,500
Consumer, Cyclical - 0.13%
Greektown Superholdings, Inc. (N)	16,024	1,771,913
Consumer, Non-cyclical - 0.12%
Ocean Spray Cranberries, Inc., Series A 6.250% (S)	22,216	1,629,406
Financial - 0.13%
Bank of America Corp. 8.625%	75,000	1,868,250

TOTAL PREFERRED STOCKS (Cost $6,895,277)		$6,809,069

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.52%
American Home Mortgage Assets, Series 2006-6, Class XP IO
2.581%, 12/25/2046	13,537,187	591,746
American Home Mortgage Investment Trust, Series 2004-4, Class 5A
2.441%, 02/25/2045 (P)	2,504,934	2,282,979
American Tower Trust Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	2,290,000	2,409,026
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	2,075,000	2,182,733
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class XC IO,
0.117%, 10/10/2045 (S)	265,484,979	1,075,958
Series 2004-4, Class A3,
4.128%, 07/10/2042	310,647	310,480
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,078,293
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	4,100,000	4,164,569
Banc of America Funding Corp. Series 2007-E, Class 4A1,
5.718%, 07/20/2047 (P)	1,180,159	811,361
Series 2006-B, Class 6A1,
5.827%, 03/20/2036 (P)	1,882,921	1,336,518
Banc of America Large Loan, Inc. Series 2006-BIX1, Class C,
0.530%, 10/15/2019 (P)(S)	5,214,117	4,594,472
Series 2005-MIB1, Class B,
0.610%, 03/15/2022 (P)(S)	5,345,000	4,906,397
Series 2005-MIB1, Class E,
0.750%, 03/15/2022 (P)(S)	1,320,000	913,155
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
2.713%, 04/25/2035 (P)	1,011,716	50,758
Bear Stearns Asset Backed Securities, Inc. Series 2004-AC5, Class A1,
5.250%, 10/25/2034	$335,906	$338,265
Series 2003-AC4, Class A,
5.500%, 09/25/2033	362,164	366,611
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-T16, Class X1 IO,
0.334%, 02/13/2046 (S)	27,355,384	453,136
Series 2004-PWR5, Class X1 IO,
0.352%, 07/11/2042 (S)	30,189,839	503,850
Series 2006-T24, Class AY IO,
0.607%, 10/12/2041 (S)	152,744,922	1,826,997
Series 2006-BBA7, Class G,
0.790%, 03/15/2019 (P)(S)	2,300,000	1,237,178
Series 2005-PWR8, Class E,
4.997%, 06/11/2041 (P)(S)	2,690,000	1,388,194
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	2,245,000	702,472
Series 2005-T18, Series G,
5.463%, 02/13/2042 (P)(S)	4,000,000	952,621
Bear Stearns Mortgage Funding Trust, Series 2006-AR4, Class A1
0.557%, 12/25/2036 (P)	1,620,960	808,444
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C
7.928%, 07/15/2032 (P)	411,067	410,458
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3
5.920%, 03/15/2049 (P)	2,544,000	2,712,806
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2B1
2.900%, 04/25/2035 (P)	1,438,147	63,189
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4,
5.397%, 07/15/2044 (P)	1,080,000	1,157,058
Series 2005-CD1, Class C,
5.397%, 07/15/2044 (P)	1,055,000	689,678
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4
6.010%, 12/10/2049 (P)	4,115,000	4,253,225
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-12, Class 2A5
5.500%, 05/25/2035	591,743	459,093
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A
2.741%, 07/20/2034 (P)	4,177,054	4,134,114
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO,
0.203%, 02/15/2038 (S)	49,962,119	471,013
Series 2005-TF2A, Class K,
1.550%, 09/15/2020 (P)(S)	1,000,000	989,316
Series 2003-C3, Class J,
4.231%, 05/15/2038 (P)(S)	590,000	339,137
Series 2004-C4, Class A4,
4.283%, 10/15/2039	539,140	545,477
Credit Suisse Mortgage Capital Certificates Series 2006-TFLA, Class A2,
0.510%, 04/15/2021 (P)(S)	4,680,000	4,287,029

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital
Certificates (continued)
Series 2006-TFLA, Class B,
0.580%, 04/15/2021 (P)(S)	$4,095,000	$3,728,342
Federal Home Loan Mortgage Corp. Series 3630, Class BI IO,
4.000%, 05/15/2027	1,983,718	271,517
Series 3623, Class LI IO,
4.500%, 01/15/2025	3,463,259	384,592
Series 3581, Class IO,
6.000%, 10/15/2039	3,279,183	530,135
Series T-41, Class 3A,
7.500%, 07/25/2032 (P)	143,395	163,454
Federal National Mortgage Association Series 2010-14, Class AI IO,
4.000%, 08/25/2027	6,212,180	1,017,303
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	6,151,049	841,109
Series 402, Class 4 IO,
4.000%, 10/25/2039	7,773,678	1,557,460
Series 402, Class 3 IO,
4.000%, 11/25/2039	4,179,178	910,648
Series 2010-72, Class CA,
4.500%, 01/25/2028	4,560,000	4,757,363
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	5,065,727	749,105
Series 398, Class C3 IO,
4.500%, 05/25/2039	6,407,221	1,211,693
Series 401, Class C2 IO,
4.500%, 06/25/2039	4,378,100	896,188
Series 402, Class 7 IO,
4.500%, 11/25/2039	7,251,417	1,547,673
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	4,324,995	485,775
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	7,405,467	1,238,990
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	10,546,346	1,752,419
Series 2001-50, Class BA,
7.000%, 10/25/2041	51,419	56,638
Series 2002-W3, Class A5,
7.500%, 11/25/2041	263,651	293,592
First Horizon Alternative Mortgage Securities Series 2004-AA5, Class B1,
2.230%, 12/25/2034 (P)	705,220	62,911
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	2,744,377	2,249,906
G-Force LLC, Series 2005-RR2, Class A4B
5.422%, 12/25/2039 (S)	4,260,000	729,370
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO,
0.297%, 06/10/2048 (S)	74,337,250	929,766
Series 2005-C1, Class XP IO,
0.651%, 06/10/2048	148,802,462	1,318,851
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	3,096,263	2,120,270
Series 2002-2A, Class A3,
5.349%, 08/11/2036	735,191	777,435
Global Tower Partners Acquisition Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	725,000	732,246
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class B
5.675%, 05/10/2040 (P)	$5,603,000	$5,901,902
Government National Mortgage Association, Series 2010-78, Class AI IO 4.500%, 04/20/2039	6,170,000	996,841
Greenpoint Mortgage Funding Trust, Series 2006-AR1, Class A2A 0.717%, 02/25/2036 (P)	3,472,955	1,017,614
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class XC IO,
0.449%, 08/10/2042 (S)	164,675,434	2,374,686
Series 2002-C1, Class A2,
4.112%, 01/11/2017	574,747	587,475
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	3,740,000	3,746,829
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	1,695,000	556,248
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	935,000	184,263
GS Mortgage Securities Corp. II Series 2005-GG4, Class XC IO,
0.334%, 07/10/2039 (S)	93,297,966	1,624,084
Series 2006-GG8, Class X IO,
0.861%, 11/10/2039 (S)	58,220,004	1,440,846
Series 2007-GG10, Class A4,
5.999%, 08/10/2045 (P)	7,940,000	7,806,375
GSR Mortgage Loan Trust Series 2005-AR6, Class 3A1,
2.850%, 09/25/2035 (P)	3,061,050	2,820,876
Series 2004-9, Class B1,
3.766%, 08/25/2034 (P)	1,570,626	620,151
Harborview Mortgage Loan Trust Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	39,309,803	260,231
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	48,934,169	259,351
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	54,612,426	311,291
Series 2005-16, Class 2A1B,
0.678%, 01/19/2036 (P)	1,294,493	331,763
Series 2006-SB1, Class A1A IO,
1.263%, 12/19/2036	1,321,674	572,306
Series 2005-11, Class X IO,
2.266%, 08/19/2045	12,205,936	435,051
Series 2005-8, Class 1X IO,
2.280%, 09/19/2035	20,891,410	816,071
Series 2004-7, Class 2A3,
2.912%, 11/19/2034 (P)	551,963	323,614
Hilton Hotels Pool Trust, Series 2000-HL TA, Class B
0.851%, 10/03/2015 (P)(S)	430,000	429,588
IndyMac Index Mortgage Loan Trust Series 2005-AR18, Class 2X IO,
2.110%, 10/25/2036	58,047,608	1,811,085
Series 2005-AR18, Class 1X IO,
2.384%, 10/25/2036	37,188,172	1,256,960
Series 2005-AR5, Class B1,
2.764%, 05/25/2035 (P)	1,647,457	57,116
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	1,007,060	104,902

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP8, Class X IO,
0.758%, 05/15/2045	$88,374,747	$2,036,932
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	3,015,000	2,798,788
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	1,335,000	955,551
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,325,000	2,323,150
Series 2005-LDP5, Class A4,
5.360%, 12/15/2044 (P)	5,990,000	6,371,549
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	3,200,000	2,777,816
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,630,000	3,625,349
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,714,058
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	5,000,000	4,015,486
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,800,000	2,180,403
Series 2005-LDP5, Class G,
5.515%, 12/15/2044 (P)(S)	2,460,000	1,218,139
Series 2007-LD11, Class A4,
5.983%, 06/15/2049 (P)	2,200,000	2,152,409
Series 2006-LDP7, Class A4,
6.064%, 04/15/2045 (P)	2,560,000	2,728,078
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A5 5.754%, 01/25/2037 (P)	3,050,365	457,216
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class XCL IO,
0.343%, 02/15/2040 (S)	38,494,926	762,842
Series 2005-C1, Class A2,
4.310%, 02/15/2030	377,091	378,949
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,860,000	3,871,669
Series 2005-C2, Class E,
5.438%, 04/15/2040 (P)	2,990,000	1,802,007
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	3,655,000	3,682,274
Series 2006-C4, Class A4,
6.080%, 06/15/2038 (P)	2,900,000	3,114,256
Mastr Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1,
2.975%, 04/21/2034 (P)	1,672,045	1,653,047
Series 2004-8, Class 5A1,
3.124%, 08/25/2034 (P)	2,917,141	2,707,592
Merrill Lynch Floating Trust Series 2006-1, Class A2,
0.480%, 06/15/2022 (P)(S)	4,330,000	3,942,915
Series 2006-1, Class D,
0.550%, 06/15/2022 (P)(S)	2,250,000	1,868,730
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class XC IO,
0.196%, 07/12/2038 (S)	254,071,314	1,306,054
Series 2005-CIP1, Class XP IO,
0.252%, 07/12/2038	148,902,144	944,814
Series 2006-C2, Class X IO,
0.559%, 08/12/2043 (S)	100,143,173	1,745,035
Series 2008-C1, Class X IO,
0.704%, 02/14/2051 (S)	54,246,009	1,251,824
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,634,047
Series 2005-CKI1, Class A1,
5.077%, 11/12/2037	$341,468	$342,265
Series 2005-CKI1, Class A6,
5.405%, 11/12/2037 (P)	1,320,000	1,412,896
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5, Class A4,
5.378%, 08/12/2048	2,000,000	1,843,206
Series 2006-2, Class A4,
6.104%, 06/12/2046 (P)	3,915,000	4,165,131
MLCC Mortgage Investors, Inc. Series 2005-A, Class A1,
0.577%, 03/25/2030 (P)	109,667	91,616
Series 2007-3, Class M1,
5.742%, 09/25/2037 (P)	1,360,623	579,317
Series 2007-3, Class M2,
5.742%, 09/25/2037 (P)	512,227	208,817
Series 2007-3, Class M3,
5.742%, 09/25/2037 (P)	331,499	124,350
Morgan Stanley Capital I Series 2005-T17, Class X1 IO,
0.224%, 12/13/2041 (S)	69,369,917	945,921
Series 2005-IQ9, Class X1 IO,
0.340%, 07/15/2056 (S)	34,766,728	984,044
Series 2007-SRR3, Class A,
0.648%, 12/20/2049 (P)(S)	3,000,000	141,300
Series 2007-SRR3, Class B,
0.748%, 12/20/2049 (P)(S)	3,000,000	105,000
Series 2004-T13, Class A2,
3.940%, 09/13/2045	257,043	257,955
Series 2005-IQ10, Class A4A,
5.230%, 09/15/2042 (P)	2,070,000	2,193,995
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,615,000	3,558,466
Series 2005-HQ7, Class AJ,
5.376%, 11/14/2042 (P)	7,560,000	6,561,192
Series 2005-HQ7, Class A4,
5.376%, 11/14/2042 (P)	2,385,000	2,544,283
Series 2006-IQ12, Class E,
5.538%, 12/15/2043 (P)	2,170,000	370,409
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	955,000	1,000,447
Series 2006-T23, Class A4,
5.984%, 08/12/2041 (P)	1,469,000	1,573,252
Series 2007-IQ15, Class A4,
6.076%, 06/11/2049 (P)	3,745,000	3,803,415
Multi Security Asset Trust, Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	145,000
Provident Funding Mortgage Loan Trust, Series 2005-1, Class B1
2.980%, 05/25/2035 (P)	1,701,490	470,508
Residential Accredit Loans, Inc. Series 2005-QO4, Class X IO,
2.565%, 12/25/2045	38,371,181	1,285,653
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	562,279	551,408
Residential Asset Mortgage Products, Inc. Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033 (P)	260,945	239,732
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	334,408	305,091

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2
6.592%, 12/18/2033	$141,613	$141,918
Sequoia Mortgage Trust, Series 2005-3, Class A1
0.548%, 05/20/2035 (P)	233,850	191,212
Structured Asset Securities Corp. Series 2003-6A, Class B1,
2.782%, 03/25/2033 (P)	1,923,074	1,321,867
Series 2004-6XS, Class M1,
4.920%, 03/25/2034	607,663	235,705
Series 1998-RF2, Class A,
8.487%, 07/15/2027 (P)(S)	262,268	264,223
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,354,050
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class XC IO,
0.159%, 03/15/2042 (S)	43,989,009	328,849
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,551,540
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	703,400
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	1,382,211
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	4,235,000	3,089,325
Series 2005-C22, Class E,
5.535%, 12/15/2044 (P)	3,640,000	1,503,137
WAMU Commercial Mortgage Securities Trust, Series 2007-SL3, Class A
6.110%, 03/23/2045 (P)(S)	2,253,215	2,430,565
Washington Mutual Mortgage Pass-Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	699,853	663,649
Washington Mutual, Inc. Series 2005-AR6, Class B1,
0.947%, 04/25/2045 (P)	4,198,894	601,139
Series 2005-AR13, Class B1,
0.947%, 10/25/2045 (P)	3,749,360	412,673
Series 2005-AR19, Class B1,
1.047%, 12/25/2045 (P)	2,198,944	268,517
Series 2006-AR4, Class 1A1B,
1.353%, 05/25/2046 (P)	2,302,053	1,017,199
Series 2005-AR13, Class X IO,
1.674%, 10/25/2045	127,655,072	3,989,221
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR5, Class 1A1,
5.094%, 04/25/2035 (P)	2,763,703	2,666,581
Series 2006-AR15, Class A3,
5.454%, 10/25/2036 (P)	3,042,003	861,633

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $286,433,825)		$255,564,338

ASSET BACKED SECURITIES - 3.90%
Alesco Preferred Funding, Ltd., Series 14A, Class B
1.188%, 09/23/2037 (P)(S)	2,440,609	30,825
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	21,171	20,611
Anthracite, Ltd. Series 2002-CIBA, Class A,
0.797%, 05/24/2017 (P)(S)	1,577,477	1,467,053
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	$2,400,000	$2,143,440
Arbor Realty Mortgage Securities Series 2006-1A, Class C,
0.916%, 01/26/2042 (P)(S)	1,260,000	100,800
Series 2006-1A, Class F,
1.366%, 01/26/2042 (P)(S)	2,755,000	375,231
Argent Securities, Series 2004-W1, Class M3
1.797%, 03/25/2034 (P)	420,007	148,855
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	1,381,605	1,464,501
Bank of America Auto Trust, Series 2009-1A, Class A4
3.520%, 06/15/2016 (S)	1,000,000	1,046,999
Bayview Financial Acquisition Trust, Series 2006-A, Class 2A3
0.697%, 02/28/2041 (P)	1,763,608	1,404,049
BMW Vehicle Lease Trust, Series 2009-1, Class A4
3.660%, 08/15/2013	2,690,000	2,764,371
Capital Trust Re CDO, Ltd. Series 2005-1A, Class B,
0.818%, 03/20/2050 (H)(P)(S)	1,600,000	160,000
Series 2005-1A, Class C,
1.098%, 03/20/2050 (H)(P)(S)	1,250,000	187,500
Series 2005-1A, Class E,
2.448%, 03/20/2050 (H)(P)(S)	834,000	23,711
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A5
0.407%, 10/25/2036 (P)	791,276	661,030
Cedarwoods Credit CDO, Ltd., Series 2007-2A, Class B
0.727%, 02/25/2052 (P)(S)	5,000,000	380,900
Centex Home Equity, Series 2005-A, Class M4
1.147%, 01/25/2035 (P)	303,921	149,947
Centex Home Equity Loan Trust, Series 2004-D, Class AF4
4.680%, 06/25/2032	780,000	759,991
ContiMortgage Home Equity Loan Trust, Series 1995-2, Class A-5
8.100%, 08/15/2025	14,299	13,291
Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A2
0.527%, 06/25/2036 (P)	3,121,490	2,558,972
Credit-Based Asset Servicing and Securitization Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	1,880,159	1,347,235
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,685,030
Crest, Ltd. Series 2002-IGA, Class A,
0.774%, 07/28/2017 (P)(S)	4,120,362	3,873,141
Series 2003-1A, Class B1,
1.488%, 05/28/2038 (P)(S)	2,400,000	1,762,632
CW Capital Cobalt, Ltd., Series 2005-1A, Class A1
0.777%, 05/25/2045 (P)(S)	2,151,515	716,078
DB Master Finance LLC Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	3,560,000	3,468,650
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	970,000	888,035

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Dillon Read CMBS CDO, Ltd., Series 2006-1A, Class A3
1.238%, 12/05/2046 (H)(P)(S)	$5,025,000	$0
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	2,695,000	2,490,071
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	3,540,000	3,098,847
Equity One ABS, Inc. Series 2004-1, Class M2,
5.115%, 04/25/2034	315,305	141,855
Series 2004-1, Class M3,
5.260%, 04/25/2034	347,886	78,616
Fremont Home Loan Trust, Series 2004-4, Class M7
2.067%, 03/25/2035 (P)	732,531	20,553
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	2,550,000	2,759,283
Highland Park CDO, Ltd., Series 2006-1A, Class A2
0.897%, 11/25/2051 (P)(S)	8,670,000	894,657
JER CDO Series 2006-2A, Class AFL,
0.677%, 03/25/2045 (H)(P)(S)	3,412,658	614,278
Series 2006-2A, Class FFL,
1.847%, 03/25/2045 (H)(P)(S)	2,000,000	0
Lehman XS Trust Series 2005-7N, Class 1A1B,
0.647%, 12/25/2035 (P)	2,840,053	899,484
Series 2005-5N, Class 3A2,
0.707%, 11/25/2035 (P)	2,408,148	779,397
LNR CDO, Ltd. Series 2006-1A, Class BFL,
0.897%, 05/28/2043 (H)(P)(S)	3,300,000	0
Series 2003-1A, Class FFX,
7.374%, 07/23/2036 (H)(S)	5,000,000	792,200
Long Beach Mortgage Loan Trust, Series 2004-1, Class M3
1.397%, 02/25/2034 (P)	889,989	754,016
N-Star Real Estate CDO, Ltd.
0.697%, 07/27/2040 (P)(S)	2,800,000	1,820,000
Series 2006-8A, Class E,
1.103%, 02/01/2041 (P)(S)	1,835,000	110,100
New Century Home Equity Loan Trust
5.250%, 08/25/2034 (P)	368,904	361,922
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
0.847%, 12/24/2050 (P)(S)	4,430,000	88,600
Option One Mortgage Loan Trust, Series 2004-1, Class M1
1.247%, 01/25/2034 (P)	750,733	555,228
Prima Capital, Ltd., Series 2006-CR1A, Class A1
7.000%, 12/25/2048 (S)	3,161,638	2,768,615
RAIT Preferred Funding, Ltd., Series 2007-2A, Class B
1.147%, 06/25/2045 (P)(S)	3,000,000	607,140
Renaissance Home Equity Loan Trust Series 2005-2, Class AF3,
4.499%, 08/25/2035	528,749	507,027
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,870,000	1,569,396
Trapeza CDO LLC, Series 2007-12A, Class B
0.852%, 04/06/2042 (P)(S)	3,000,000	63,750
Wells Fargo Home Equity Trust, Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	$2,451,000	$2,436,198

TOTAL ASSET BACKED SECURITIES (Cost $103,401,087)		$53,814,111

TERM LOANS (M) - 0.09%
Consumer, Cyclical - 0.09%

East Valley Tourist Development Authority
7.753%, 08/06/2012	744,476	640,249
Greektown Holdings LLC - 09/30/2010 (U)	55,550	56,106
Greektown Holdings LLC 14.500%, 09/30/2010	532,190	537,512

		1,233,867

TOTAL TERM LOANS (Cost $1,326,821)		$1,233,867

SHORT-TERM INVESTMENTS - 2.99%
Repurchase Agreement - 1.17%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $16,085,004 on 07/01/2010, collateralized by $16,090,000 U.S. Treasury Notes, 1.750% due 11/15/2011 (valued at $16,408,582, including interest)	$16,085,000	16,085,000
Short-Term Securities - 1.82%
State Street Institutional US Government Money Market Fund, 0.0598%	5,170,112	5,170,112
U.S. Treasury Bills, 0.003%, 07/01/2010	20,000,000	20,000,000

		25,170,112

TOTAL SHORT-TERM INVESTMENTS (Cost $41,255,112)		$41,255,112

Total Investments (Active Bond Trust) (Cost $1,447,260,692) - 102.61%		$1,415,858,171
Other assets and liabilities, net - (2.61%)		(35,994,952)

TOTAL NET ASSETS - 100.00%		$1,379,863,219

Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 40.59%
Federal Agricultural Mortgage Corp. - 0.48%
5.500%, 07/15/2011 (S)	$15,730,000	$16,528,628
Federal Farm Credit Bank - 0.35%
3.000%, 12/22/2014	12,000,000	12,148,560
Federal Home Loan Bank - 0.38%
5.375%, 05/18/2016	11,095,000	12,943,760
Federal Home Loan Mortgage Corp. - 8.62%
1.625%, 06/28/2013	16,000,000	16,160,496
1.800%, 02/25/2013	15,000,000	15,109,230
2.125%, 08/26/2013	35,000,000	35,093,135
3.789%, 12/01/2039 (P)	21,307,642	22,283,149
4.000%, 04/01/2019 to 02/01/2025	24,279,392	25,271,449
4.304%, 09/01/2039 (P)	3,010,595	3,167,459
4.500%, 10/01/2024 to 06/01/2040	172,844,402	180,407,633

		297,492,551

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association - 11.11%
1.800%, 03/15/2013	$26,105,000	$26,172,538
2.050%, 01/28/2013 to 04/26/2013	40,000,000	40,364,315
3.000%, 10/29/2014	14,345,000	14,463,203
4.000%, 04/01/2024	14,129,823	14,732,549
4.191%, 08/01/2039 (P)	13,064,821	13,790,624
4.215%, 09/01/2039 (P)	2,723,804	2,880,565
4.357%, 09/01/2039 (P)	11,021,275	11,642,456
4.432%, 09/01/2039 (P)	8,733,367	9,231,999
4.500%, 03/01/2014 to 06/01/2040	94,700,000	99,403,163
5.000%, TBA	90,000,000	95,217,192
5.000%, 03/01/2040	52,466,863	55,580,032

		383,478,636
Government National Mortgage Association - 4.09%
3.500%, 10/20/2039 to 11/20/2039 (P)	47,349,490	48,986,361
3.750%, 10/20/2039 (P)	24,401,530	25,456,896
4.000%, 09/20/2039 to 12/20/2039 (P)	62,157,379	65,043,700
5.000%, 08/15/2039	1,702,874	1,817,885

		141,304,842
Tennessee Valley Authority - 0.18%
5.250%, 09/15/2039	5,595,000	6,185,222
U.S. Treasury Bonds - 3.76%
4.375%, 11/15/2039	4,000,000	4,318,124
4.625%, 02/15/2040	111,650,000	125,501,522

		129,819,646
U.S. Treasury Notes - 11.62%
1.875%, 06/30/2015	40,000,000	40,153,120
2.125%, 05/31/2015	50,000,000	50,851,563
2.375%, 02/28/2015	15,240,000	15,706,801
2.500%, 03/31/2015 to 04/30/2015	182,900,000	189,491,643
3.500%, 05/15/2020	49,455,000	51,757,625
3.625%, 02/15/2020	50,220,000	53,060,544

		401,021,296

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,363,785,882)		$1,400,923,141

CORPORATE BONDS - 42.31%
Basic Materials - 2.65%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	3,318,000	3,917,808
ArcelorMittal
6.125%, 06/01/2018	1,000,000	1,045,881
9.000%, 02/15/2015	5,000,000	5,882,285
9.850%, 06/01/2019	5,035,000	6,291,942
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,005,000	9,223,876
International Paper Company
7.950%, 06/15/2018	6,948,000	8,272,226
9.375%, 05/15/2019	5,245,000	6,774,400
Mosaic Company
7.375%, 12/01/2014 (S)	3,000,000	3,141,219
7.625%, 12/01/2016 (S)	3,095,000	3,342,724
Newmont Mining Corp.
5.125%, 10/01/2019	4,000,000	4,286,108
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	375,000	401,529
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	3,000,000	3,286,956
7.125%, 07/15/2028	4,705,000	5,587,856
8.950%, 05/01/2014	9,340,000	11,328,822
RPM International, Inc.
6.500%, 02/15/2018	800,000	846,777
Teck Resources, Ltd.
10.750%, 05/15/2019	$12,095,000	$14,820,004
Vale Overseas, Ltd.
6.875%, 11/10/2039	2,845,000	2,972,166

		91,422,579
Communications - 2.44%
Alltel Corp.
7.000%, 03/15/2016	10,000,000	11,737,820
America Movil SAB de CV
5.000%, 03/30/2020 (S)	6,130,000	6,333,350
AT&T, Inc.
6.500%, 09/01/2037	3,000,000	3,327,447
6.700%, 11/15/2013	1,640,000	1,892,685
Comcast Cable Holdings LLC
9.800%, 02/01/2012	1,450,000	1,622,190
Comcast Corp.
4.950%, 06/15/2016	1,050,000	1,129,557
DirecTV Holdings LLC
6.350%, 03/15/2040	4,050,000	4,336,825
7.625%, 05/15/2016	10,245,000	11,128,631
Grupo Televisa SA
6.625%, 01/15/2040	5,235,000	5,454,462
SBA Tower Trust
5.101%, 04/15/2017 (S)	4,695,000	5,001,359
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,164,480
6.175%, 06/18/2014	9,185,000	9,602,339
Time Warner Cable, Inc.
6.750%, 07/01/2018	4,975,000	5,710,693
Time Warner Entertainment Company LP
8.375%, 03/15/2023	350,000	448,739
Viacom, Inc.
5.625%, 08/15/2012	1,274,000	1,349,794
7.875%, 07/30/2030	3,995,000	4,625,455
Vodafone Group PLC
5.625%, 02/27/2017	5,000,000	5,483,885

		84,349,711
Consumer, Cyclical - 2.94%
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022	12,406,327	12,170,607
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	34,663	34,541
CVS Caremark Corp., Sr Note
5.750%, 06/01/2017	7,000,000	7,787,374
CVS Caremark Corp. (6.302% to 6-1-12, then 3 month LIBOR + 2.065%)
06/01/2037	7,990,000	7,151,050
Delta Air Lines, Inc.
6.200%, 07/02/2018	3,410,000	3,444,100
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	9,000,000	8,925,120
International Game Technology
5.500%, 06/15/2020	2,735,000	2,821,481
Nordstrom, Inc.
4.750%, 05/01/2020	7,000,000	7,249,648
Northwest Airlines, Inc., Series 02-1
6.264%, 11/20/2021	6,759,624	6,448,681
Staples, Inc.
9.750%, 01/15/2014	8,850,000	10,856,091
Target Corp.
6.000%, 01/15/2018	6,625,000	7,827,610
Volvo Treasury AB
5.950%, 04/01/2015 (S)	3,305,000	3,454,776

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	$10,000,000	$11,779,740
Whirlpool Corp.
8.000%, 05/01/2012	4,010,000	4,386,808
8.600%, 05/01/2014	6,175,000	7,280,368

		101,617,995
Consumer, Non-cyclical - 4.55%
Abbott Laboratories
2.700%, 05/27/2015	7,000,000	7,158,116
5.600%, 11/30/2017	5,000,000	5,803,825
Altria Group, Inc.
8.500%, 11/10/2013	9,245,000	10,792,123
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	8,120,000	8,500,219
5.000%, 04/15/2020 (S)	5,000,000	5,227,675
5.050%, 10/15/2016	5,550,000	5,966,389
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014	6,750,000	7,129,640
8.500%, 06/15/2019	4,470,000	5,337,958
ERAC USA Finance Company
5.900%, 11/15/2015 (S)	6,504,000	7,221,489
6.375%, 10/15/2017 (S)	1,850,000	2,082,506
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	6,660,000	6,693,194
Kraft Foods, Inc.
6.000%, 02/11/2013	450,000	496,105
Life Technologies Corp.
6.000%, 03/01/2020	3,205,000	3,470,727
Lorillard Tobacco Company
6.875%, 05/01/2020	10,725,000	10,894,798
Medco Health Solutions, Inc.
6.125%, 03/15/2013	7,000,000	7,747,789
7.250%, 08/15/2013	5,335,000	6,154,643
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	10,000,000	11,194,460
PepsiCo, Inc.
7.900%, 11/01/2018	4,000,000	5,171,832
Philip Morris International, Inc.
5.650%, 05/16/2018	7,125,000	7,794,201
Reynolds American, Inc.
7.250%, 06/01/2013	6,940,000	7,634,777
SABMiller PLC
5.500%, 08/15/2013 (S)	13,883,000	15,187,933
The Kroger Company
3.900%, 10/01/2015	5,000,000	5,274,375
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	3,530,000	3,974,258

		156,909,032
Diversified - 0.32%
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	5,950,000	6,341,153
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	4,615,000	4,661,150

		11,002,303
Energy - 3.38%
DCP Midstream LLC
9.750%, 03/15/2019 (S)	2,125,000	2,733,020
Energy Transfer Partners LP
5.950%, 02/01/2015	9,695,000	10,343,615
8.500%, 04/15/2014	50,000	57,931
9.700%, 03/15/2019	6,015,000	7,267,660
Enterprise Products Operating LLC
6.500%, 01/31/2019	10,000,000	11,212,020
6.650%, 04/15/2018	$1,250,000	$1,424,370
Enterprise Products Operating LLC, Series G
5.600%, 10/15/2014	6,990,000	7,585,087
Gulf South Pipeline Company LP
5.750%, 08/15/2012 (S)	1,345,000	1,436,686
Husky Energy, Inc.
6.200%, 09/15/2017	7,600,000	8,568,187
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,150,000	4,700,900
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	1,915,000	2,188,586
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	14,830,000	14,144,187
NuStar Logistics LP
6.875%, 07/15/2012	2,700,000	2,928,593
7.650%, 04/15/2018	5,440,000	6,270,742
ONEOK Partners LP
6.150%, 10/01/2016	1,150,000	1,292,270
Plains All American Pipeline LP
4.250%, 09/01/2012	2,225,000	2,324,584
6.500%, 05/01/2018	5,625,000	6,190,734
Spectra Energy Capital LLC
6.200%, 04/15/2018	5,890,000	6,528,040
Williams Partners LP
7.250%, 02/01/2017	13,250,000	15,041,639
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	4,351,961	4,438,617

		116,677,468
Financial - 20.39%
Aflac, Inc.
6.900%, 12/17/2039	3,815,000	3,965,662
8.500%, 05/15/2019	9,260,000	11,141,410
AMB Property LP
6.125%, 12/01/2016	4,287,000	4,583,142
6.625%, 12/01/2019	6,110,000	6,584,026
American Express Company
7.000%, 03/19/2018	500,000	576,697
American Express Credit Corp., Series C
7.300%, 08/20/2013	7,800,000	8,831,199
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	8,475,000	10,268,488
Bank of America Corp.
4.500%, 04/01/2015	5,220,000	5,275,964
5.650%, 05/01/2018	7,500,000	7,686,090
Bank of Nova Scotia
3.400%, 01/22/2015	9,100,000	9,396,241
Bear Stearns Companies LLC
7.250%, 02/01/2018	250,000	291,925
Beaver Valley Funding
9.000%, 06/01/2017	7,266,000	8,107,984
Biomed Realty LP
6.125%, 04/15/2020 (S)	1,485,000	1,546,183
Brandywine Operating Partnership LP
7.500%, 05/15/2015	7,252,000	7,907,450
Capital One Financial Corp.
6.150%, 09/01/2016	6,140,000	6,496,961
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	10,225,000	12,333,548
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to 4-15-15, then 3 month LIBOR + 2.490%) (Q)(S)	600,000	547,705

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Citigroup, Inc.
5.850%, 12/11/2034	$4,470,000	$4,231,262
6.125%, 11/21/2017	8,250,000	8,615,558
6.375%, 08/12/2014	10,215,000	10,849,893
6.875%, 03/05/2038	300,000	314,720
CME Group, Inc.
5.400%, 08/01/2013	5,000,000	5,515,705
5.750%, 02/15/2014	2,500,000	2,780,715
CNA Financial Corp.
6.500%, 08/15/2016	3,015,000	3,158,942
7.350%, 11/15/2019	5,105,000	5,424,798
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	7,595,000	7,858,379
Credit Suisse New York
5.000%, 05/15/2013	13,000,000	13,888,979
5.300%, 08/13/2019	2,225,000	2,358,625
Dexus Property Group
7.125%, 10/15/2014 (S)	3,420,000	3,724,377
Discover Bank
7.000%, 04/15/2020	2,355,000	2,377,917
Discover Financial Services
10.250%, 07/15/2019	9,760,000	11,615,815
Duke Realty LP
6.750%, 03/15/2020	8,265,000	8,682,606
Equity One, Inc.
6.250%, 12/15/2014	7,000,000	7,297,017
General Electric Capital Corp.
5.625%, 05/01/2018	10,890,000	11,572,955
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	5,500,000	5,954,141
General Electric Capital Corp., MTN
0.915%, 08/15/2036 (P)	6,370,000	4,655,820
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	3,965,000	4,128,694
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	7,215,000	7,443,824
6.800%, 06/15/2018 (S)	3,950,000	4,159,097
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	9,785,000	10,138,150
HCP, Inc.
6.300%, 09/15/2016	3,700,000	3,829,245
Health Care REIT, Inc.
5.875%, 05/15/2015	2,500,000	2,694,980
6.200%, 06/01/2016	325,000	353,016
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	8,035,000	8,402,007
8.125%, 05/01/2011	400,000	418,005
Horace Mann Educators Corp.
6.850%, 04/15/2016	4,850,000	5,137,799
HRPT Properties Trust
5.750%, 02/15/2014	2,000,000	2,080,692
6.650%, 01/15/2018	4,480,000	4,627,558
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	2,500,000	2,678,365
Jefferies Group, Inc.
6.450%, 06/08/2027	9,110,000	8,582,613
6.875%, 04/15/2021	4,425,000	4,436,478
JPMorgan Chase & Company
3.700%, 01/20/2015	17,500,000	17,899,788
6.000%, 01/15/2018	5,230,000	5,775,149
JPMorgan Chase & Company, Series 1 (7.900% to 4-30-18 then 3 month LIBOR + 3.470%) (Q)(S)	8,200,000	8,451,986
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	$10,348,000	$10,759,747
7.300%, 06/15/2014 (S)	350,000	380,527
7.500%, 08/15/2036 (S)	3,275,000	3,234,007
Lincoln National Corp.
8.750%, 07/01/2019	6,965,000	8,536,220
Mack-Cali Realty LP
7.750%, 08/15/2019	5,900,000	6,933,214
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,310,000	7,408,758
7.300%, 08/01/2014 (S)	6,885,000	7,590,251
Massachusetts Mutual Life Insurance Company
5.625%, 05/15/2033 (S)	225,000	215,368
8.875%, 06/01/2039 (S)	3,150,000	4,191,359
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	2,850,000	3,040,326
7.750%, 05/14/2038	8,505,000	9,096,497
MetLife, Inc.
6.750%, 06/01/2016	5,849,000	6,617,260
6.817%, 08/15/2018	5,000,000	5,655,230
Morgan Stanley
4.100%, 01/26/2015	2,000,000	1,949,156
6.000%, 04/28/2015	3,000,000	3,135,225
7.300%, 05/13/2019	6,875,000	7,393,506
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	16,450,000	17,241,804
National Australia Bank, Ltd.
3.750%, 03/02/2015 (S)	10,000,000	10,238,010
Nationwide Health Properties, Inc.
6.500%, 07/15/2011	2,900,000	3,020,776
New York Life Insurance Company
6.750%, 11/15/2039 (S)	8,800,000	10,279,254
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	9,000,000	9,286,398
Nordea Bank AB
4.875%, 01/27/2020 (S)	7,945,000	8,159,865
Northern Trust Corp.
4.625%, 05/01/2014	300,000	327,929
6.500%, 08/15/2018	3,900,000	4,583,319
PNC Funding Corp.
4.250%, 09/21/2015	8,195,000	8,567,938
Progressive Corp. (6.700% to 06/15/2017, then 3 month LIBOR + 2.018%)06/15/2037	200,000	187,000
ProLogis
5.625%, 11/15/2015	1,825,000	1,750,177
6.625%, 05/15/2018	6,565,000	6,255,007
7.625%, 08/15/2014	5,000,000	5,306,405
Prudential Financial, Inc.
3.625%, 09/17/2012	2,375,000	2,446,184
Prudential Financial, Inc., MTN
7.375%, 06/15/2019	4,000,000	4,631,820
Prudential Financial, Inc., Series D, MTN
5.150%, 01/15/2013	1,775,000	1,878,538
QBE Insurance Group, Ltd.
9.750%, 03/14/2014 (S)	200,000	241,769
Rabobank Nederland NV (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%) (Q)(S)	12,254,000	15,133,690
Regions Financial Corp.
5.750%, 06/15/2015	3,000,000	2,981,022
7.750%, 11/10/2014	4,516,000	4,764,095

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Santander Issuances SA (6.500% to 11-15-14, then 3 month LIBOR + 3.920%) 08/11/2019 (S)	$2,800,000	$2,772,753
Silicon Valley Bank
6.050%, 06/01/2017	455,000	460,684
Simon Property Group LP
5.625%, 08/15/2014	4,258,000	4,611,452
6.750%, 05/15/2014	9,000,000	10,115,280
10.350%, 04/01/2019	250,000	332,764
Sovereign Capital Trust VI
7.908%, 06/13/2036	200,000	185,235
State Street Capital Trust IV
1.537%, 06/15/2037 (P)	14,200,000	10,158,765
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	7,000,000	7,264,439
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (S)	5,460,000	6,359,508
Teco Finance, Inc.
6.572%, 11/01/2017	4,900,000	5,574,906
7.000%, 05/01/2012	2,069,000	2,238,470
The Charles Schwab Corp.
4.950%, 06/01/2014	11,880,000	12,880,664
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	5,585,000	5,518,628
6.150%, 04/01/2018	7,705,000	8,071,118
6.250%, 09/01/2017	2,000,000	2,116,854
6.750%, 10/01/2037	11,150,000	10,930,813
7.500%, 02/15/2019	2,640,000	2,950,937
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	6,020,000	5,989,671
Unum Group
7.125%, 09/30/2016	3,485,000	3,829,144
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	3,857,000	4,096,392
USB Realty Corp. (6.091% to 1-15-12, then 3 month LIBOR + 1.147%) (Q)(S)	350,000	243,250
Vornado Realty Trust
4.250%, 04/01/2015	10,125,000	10,065,384
W.R. Berkley Corp.
5.600%, 05/15/2015	4,015,000	4,057,840
Wachovia Bank NA
5.850%, 02/01/2037	3,500,000	3,475,626
Wachovia Bank NA, Series BKNT
6.600%, 01/15/2038	500,000	543,669
Wachovia Corp.
4.875%, 02/15/2014	3,140,000	3,284,964
5.250%, 08/01/2014	10,000,000	10,589,860
WEA Finance LLC
5.400%, 10/01/2012 (S)	3,850,000	4,080,734
6.750%, 09/02/2019 (S)	2,135,000	2,372,956
7.125%, 04/15/2018 (S)	3,000,000	3,384,987
Wells Fargo Bank NA
5.750%, 05/16/2016	6,545,000	7,136,223
Westpac Banking Corp.
4.875%, 11/19/2019	8,155,000	8,422,190
Willis North America, Inc.
6.200%, 03/28/2017	2,398,000	2,496,143
7.000%, 09/29/2019	5,480,000	5,883,640

		703,569,939
Industrial - 2.38%
Amphenol Corp.
4.750%, 11/15/2014	10,950,000	11,602,905
Burlington Northern Santa Fe Corp.
5.750%, 03/15/2018	$8,000,000	$8,984,832
Commercial Metals Company
7.350%, 08/15/2018	9,800,000	10,286,188
CRH America, Inc.
8.125%, 07/15/2018	1,490,000	1,796,866
Embraer Overseas, Ltd.
6.375%, 01/15/2020	2,495,000	2,560,369
GATX Corp.
4.750%, 10/01/2012	5,700,000	6,000,595
8.750%, 05/15/2014	6,445,000	7,592,352
General Electric Company
5.250%, 12/06/2017	3,700,000	4,023,402
Ingersoll-Rand Global Holding Company, Ltd.
6.000%, 08/15/2013	2,302,000	2,559,267
6.875%, 08/15/2018	4,830,000	5,728,095
Textron, Inc.
5.600%, 12/01/2017	4,504,000	4,670,360
The Boeing Company
3.750%, 11/20/2016	5,000,000	5,336,190
Tyco Electronics Group SA
6.000%, 10/01/2012	105,000	113,390
Voto-Votorantim Overseas Trading Operations NV
6.625%, 09/25/2019 (S)	6,805,000	6,907,075
Waste Management, Inc.
4.750%, 06/30/2020	3,830,000	3,937,336

		82,099,222
Technology - 0.43%
Fiserv, Inc.
6.800%, 11/20/2017	4,125,000	4,534,014
Oracle Corp.
5.750%, 04/15/2018	7,050,000	8,161,602
Xerox Corp.
7.200%, 04/01/2016	2,000,000	2,331,108

		15,026,724
Utilities - 2.83%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	3,480,000	3,454,265
Appalachian Power Company
5.000%, 06/01/2017	6,005,000	6,344,210
Aquila, Inc.
11.875%, 07/01/2012	6,315,000	7,272,285
Commonwealth Edison Company
5.800%, 03/15/2018	15,674,000	17,710,037
Dominion Resources, Inc.
5.600%, 11/15/2016	1,005,000	1,130,731
DTE Energy Company
6.350%, 06/01/2016	3,000,000	3,359,745
7.625%, 05/15/2014	4,125,000	4,820,727
Duke Energy Corp.
6.250%, 06/15/2018	5,000,000	5,684,875
6.300%, 02/01/2014	5,675,000	6,387,258
Entergy Gulf States Louisiana LLC
6.000%, 05/01/2018	350,000	391,919
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,705,000	2,830,493
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,335,000	4,791,961
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	6,130,000	6,453,437
6.050%, 01/31/2018 (S)	2,650,000	2,928,197

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Kentucky Power Company, Series E
6.000%, 09/15/2017 (S)	$2,000,000	$2,162,906
Monongahela Power Company
7.950%, 12/15/2013 (S)	1,200,000	1,414,884
Oncor Electric Delivery Company LLC
6.375%, 05/01/2012	4,500,000	4,860,747
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	5,958,083
Sempra Energy
6.500%, 06/01/2016	2,900,000	3,327,743
8.900%, 11/15/2013	500,000	597,296
TXU Electric Delivery Company LLC
6.375%, 01/15/2015	5,000,000	5,664,900
Waterford 3 Funding Corp.
8.090%, 01/02/2017	86,641	90,157

		97,636,856

TOTAL CORPORATE BONDS (Cost $1,434,513,023)		$1,460,311,829

CONVERTIBLE BONDS - 0.10%
Financial - 0.10%
Corporate Office Properties LP
4.250%, 04/15/2030 (S)	3,550,000	3,381,375

TOTAL CONVERTIBLE BONDS (Cost $3,514,763)		$3,381,375

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.92%
American Tower Trust Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,200,000	1,262,371
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	275,000	289,278
Federal Home Loan Mortgage Corp.
Series 3619, Class EB,
3.500%, 05/15/2024	23,507,624	24,691,050
Series 3573, Class MA,
4.000%, 07/15/2022	39,626,561	42,082,048
Series 3566, Class DE,
4.000%, 12/15/2022	14,809,693	15,538,421
Series 3672, Class DA,
4.000%, 01/15/2024	19,820,954	21,079,793
Series 3630, Class BI IO,
4.000%, 05/15/2027	5,335,519	730,287
Series 3591, Class TA,
4.000%, 06/15/2039	12,054,964	12,605,529
Series 3571, Class JA,
4.500%, 04/15/2023	15,473,887	16,574,155
Series 3571, Class BA,
4.500%, 04/15/2023	34,110,018	36,542,707
Series 3609, Class LI IO,
4.500%, 12/15/2024	51,983,887	5,312,150
Series 3623, Class LI IO,
4.500%, 01/15/2025	8,178,516	908,217
Series 3499, Class PA,
4.500%, 08/15/2036	7,611,048	7,983,865
Series 3581, Class IO,
6.000%, 10/15/2039	6,566,616	1,061,605
Federal National Mortgage Association
Series 2009-96, Class JA,
3.500%, 10/25/2024	18,812,895	19,740,167
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	20,870,959	3,037,449
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	13,563,668	2,221,179
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	$15,895,968	$2,173,653
Series 402, Class 4 IO,
4.000%, 10/25/2039	21,053,491	4,218,076
Series 402, Class 3 IO,
4.000%, 11/25/2039	13,412,255	2,922,546
Series 2010-23, Class KA,
4.000%, 02/25/2040	25,255,520	26,650,370
Series 2009-96, Class JA,
4.500%, 09/25/2024	20,150,178	21,543,416
Series 2010-72, Class CA,
4.500%, 01/25/2028	19,945,000	20,808,245
Series 2008-57, Class EA,
4.500%, 11/25/2031	8,861,920	9,283,694
Series 2009-77, Class AB,
4.500%, 05/25/2036	12,531,663	13,311,510
Series 398, Class C3 IO,
4.500%, 05/25/2039	24,095,490	4,556,787
Series 401, Class C2 IO,
4.500%, 06/25/2039	13,015,331	2,664,211
Series 2009-94, Class DA,
4.500%, 10/25/2039	13,016,203	13,617,800
Series 402, Class 7 IO,
4.500%, 11/25/2039	30,014,434	6,405,993
Series 2008-17, Class DP,
4.750%, 02/25/2038	29,132,458	31,357,217
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	24,377,055	2,596,746
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	12,199,733	1,370,251
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	44,275,431	4,375,586
Series 366, Class 24 IO,
5.000%, 10/01/2035	19,651,640	2,119,567
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	20,090,876	3,361,354
Government National Mortgage Association
Series 2010-17, Class QA,
3.500%, 06/20/2039	19,011,851	19,673,682
Series 2009-103, Class DC,
3.500%, 09/16/2039	18,869,302	19,492,482
Series 2009-75, Class LC,
4.000%, 10/20/2038	14,140,030	14,850,955
Series 2009-102, Class MA,
4.000%, 06/16/2039	37,588,314	39,407,242
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	47,048,767	7,749,007
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	18,239,541	2,764,306
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	27,855,170	4,500,351
Series 2009-42, Class DA,
5.000%, 07/20/2031	14,200,200	15,084,496
Series 2009-78, Class AB,
5.000%, 01/20/2036	14,011,821	14,903,145
Series 2009-104, Class XA,
5.000%, 03/20/2036	23,921,427	25,578,634
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364%, 03/15/2044	325,000	319,917

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $546,899,044)		$549,321,510

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES - 0.06%
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.697%, 02/28/2041 (P)	$2,356,449	$1,876,023

TOTAL ASSET BACKED SECURITIES (Cost $1,910,973)		$1,876,023

SHORT-TERM INVESTMENTS - 4.15%
Short-Term Securities - 4.15%
Federal Home Loan Bank Discount Notes,
0.009%, 07/01/2010	$13,200,000	13,200,000
U.S. Treasury Bills, 0.010%, 07/01/2010	50,000,000	50,000,000
U.S. Treasury Bills, 0.135%, 07/22/2010	80,000,000	79,997,433

		143,197,433
Repurchase Agreement - 0.00%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $105,000 on 07/01/2010, collateralized by $110,000 Federal Home Loan Bank, 0.420% due 09/21/2010 (valued at $110,138, including interest)	105,000	105,000

TOTAL SHORT-TERM INVESTMENTS (Cost $143,302,433)		$143,302,433

Total Investments (Bond Trust) (Cost $3,493,926,118) - 103.13%		$3,559,116,311
Other assets and liabilities, net - (3.13%)		(107,917,435)

TOTAL NET ASSETS - 100.00%		$3,451,198,876

Core Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 61.44%
Federal Home Loan Mortgage Corp. - 2.90%
5.000%, TBA	$4,500,000	$4,742,754
5.500%, 01/01/2018 to 12/01/2037	18,055,933	19,560,406
5.628%, 10/01/2038 (P)	556,591	592,943
5.685%, 03/01/2036 (P)	817,735	871,144
5.717%, 03/01/2036 (P)	557,083	593,468
5.788%, 11/01/2038 (P)	684,457	729,161
5.846%, 11/01/2037 (P)	120,621	128,499
5.884%, 07/01/2037 (P)	3,848,537	4,149,071
5.898%, 03/01/2037 (P)	493,307	525,526
5.953%, 01/01/2037 (P)	614,966	655,131
6.000%, 05/01/2020 to 03/01/2034	7,879,260	8,625,635
6.077%, 04/01/2037 (P)	952,736	1,014,962
6.147%, 06/01/2037 (P)	287,132	305,886
6.500%, 07/01/2034	1,044,854	1,168,965

		43,663,551
Federal National Mortgage Association - 27.12%
4.500%, TBA	82,312,000	85,316,348
4.500%, 05/01/2039	730,079	737,665
5.000%, TBA	21,800,000	22,968,184
5.000%, 03/01/2034	16,853,223	17,911,157
5.038%, 05/01/2037 (P)	6,535,466	6,912,301
5.500%, TBA	59,000,000	63,519,280
5.500%, 07/01/2012 to 09/01/2036	131,225,551	141,770,301
5.504%, 01/01/2037 (P)	1,208,029	1,271,473
5.569%, 02/01/2039 (P)	1,782,012	1,885,917
5.659%, 10/01/2037 (P)	556,037	588,247
5.755%, 11/01/2037 (P)	924,794	985,195
5.762%, 02/01/2037 (P)	21,710	23,128
5.790%, 04/01/2037 (P)	$957,533	$1,020,072
5.811%, 03/01/2037 (P)	509,018	542,263
5.824%, 07/01/2037 (P)	1,139,208	1,213,614
5.828%, 02/01/2037 (P)	274,530	292,460
5.831%, 10/01/2037 (P)	2,745,032	2,924,318
5.847%, 04/01/2037 (P)	1,297,903	1,382,673
5.853%, 12/01/2037 (P)	1,555,646	1,657,249
5.862%, 01/01/2037 (P)	411,448	438,321
5.867%, 10/01/2037 (P)	1,495,616	1,593,300
5.868%, 04/01/2037 (P)	353,028	376,086
5.881%, 01/01/2037 (P)	274,036	291,934
5.892%, 07/01/2037 (P)	835,397	889,960
5.896%, 09/01/2037 (P)	546,170	581,842
5.900%, 07/01/2037 (P)	1,270,020	1,352,969
5.904%, 03/01/2037 (P)	528,383	562,893
5.947%, 10/01/2037 (P)	294,252	313,106
5.962%, 07/01/2037 (P)	637,082	678,691
5.987%, 12/01/2036 (P)	183,901	195,912
6.000%, 11/01/2023 to 11/01/2037 (P)	29,975,713	32,883,792
6.021%, 10/01/2037 (P)	378,654	403,385
6.042%, 09/01/2037 (P)	237,109	252,595
6.265%, 10/01/2036 (P)	372,686	397,027
6.274%, 09/01/2037 (P)	2,151,158	2,328,610
6.331%, 07/01/2037 (P)	117,827	126,332
7.000%, 06/01/2035 to 01/01/2039	4,781,113	5,341,821
7.250%, 05/15/2030	4,652,000	6,422,920

		408,353,341
Government National Mortgage Association - 2.81%
4.500%, TBA	29,500,000	30,663,866
5.000%, TBA	9,000,000	9,491,133
6.500%, 12/15/2032	1,869,539	2,087,514

		42,242,513
Tennessee Valley Authority - 0.13%
5.250%, 09/15/2039	1,807,000	1,997,622
U.S. Treasury Bonds - 3.16%
4.250%, 05/15/2039	8,689,000	9,187,262
4.375%, 11/15/2039 to 05/15/2040	20,675,000	22,346,158
4.625%, 02/15/2040	13,048,000	14,666,761
8.875%, 02/15/2019	965,000	1,422,169

		47,622,350
U.S. Treasury Notes - 25.32%
0.625%, 06/30/2012	10,056,000	10,056,804
0.750%, 05/31/2012	76,070,000	76,289,842
1.125%, 06/15/2013	37,029,000	37,173,645
1.375%, 02/15/2013 to 05/15/2013	78,879,000	79,865,202
1.750%, 04/15/2013	1,297,000	1,326,481
1.875%, 02/28/2014 to 06/30/2015	77,837,000	78,414,047
2.125%, 05/31/2015	22,631,000	23,016,434
2.500%, 03/31/2015 to 04/30/2015	3,313,000	3,433,005
2.750%, 11/30/2016 to 05/31/2017	1,523,000	1,558,562
3.125%, 04/30/2017	1,281,000	1,339,045
3.500%, 05/15/2020	23,465,000	24,557,530
3.625%, 08/15/2019 to 02/15/2020	41,845,000	44,228,509

		381,259,106

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $909,638,285)		$925,138,483

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.00%
Canada - 0.45%
Province of Ontario
4.100%, 06/16/2014	$4,300,000	$4,624,216
4.400%, 04/14/2020	2,090,000	2,220,773

		6,844,989
Norway - 0.26%
Kingdom of Norway
2.750%, 05/05/2015 (S)	3,868,000	3,937,307
Qatar - 0.17%
Government of Qatar
4.000%, 01/20/2015 (S)	870,000	893,925
6.400%, 01/20/2040 (S)	1,562,000	1,659,625

		2,553,550
Russia - 0.12%
Government of Russia, Eurobond
3.625%, 04/29/2015 (S)	1,800,000	1,741,500
South Korea - 0.41%
Export-Import Bank of Korea
5.500%, 10/17/2012	1,480,000	1,570,284
5.875%, 01/14/2015	2,415,000	2,616,696
Korea Development Bank
4.375%, 08/10/2015	2,025,000	2,064,771

		6,251,751
Sweden - 0.37%
Svensk Exportkredit AB
3.250%, 09/16/2014	5,335,000	5,534,700
Venezuela - 0.22%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (S)	3,285,000	3,293,213

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $29,315,618)		$30,157,010

CORPORATE BONDS - 19.12%
Basic Materials - 1.04%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	2,105,000	2,306,347
9.000%, 05/01/2019	2,105,000	2,762,326
Southern Copper Corp.
6.750%, 04/16/2040	1,709,000	1,689,309
The Dow Chemical Company
4.850%, 08/15/2012	2,735,000	2,885,028
5.900%, 02/15/2015	1,495,000	1,633,775
8.550%, 05/15/2019	2,121,000	2,596,344
Vale Overseas, Ltd.
6.875%, 11/10/2039	1,755,000	1,833,445

		15,706,574
Communications - 2.71%
America Movil SAB de CV
5.000%, 10/16/2019 (S)	2,352,000	2,430,677
6.125%, 03/30/2040 (S)	1,300,000	1,357,502
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	1,940,000	2,592,796
British Telecommunications PLC
9.875%, 12/15/2030	760,000	927,519
Cisco Systems, Inc.
4.450%, 01/15/2020	3,720,000	3,926,921
5.500%, 01/15/2040	1,680,000	1,760,826
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/2013	2,593,000	3,002,611
Comcast Corp.
5.150%, 03/01/2020	$1,744,000	$1,825,879
6.400%, 03/01/2040	1,630,000	1,754,398
Discovery Communications LLC
6.350%, 06/01/2040	975,000	1,041,970
France Telecom SA
7.750%, 03/01/2011	1,495,000	1,560,031
Frontier Communications Corp.
8.125%, 10/01/2018	1,050,000	1,043,438
Grupo Televisa SA
6.625%, 01/15/2040	1,740,000	1,812,944
Qwest Corp.
7.500%, 10/01/2014	2,055,000	2,186,006
Rogers Cable, Inc.
5.500%, 03/15/2014	550,000	607,308
Rogers Communications, Inc.
6.375%, 03/01/2014	4,150,000	4,711,777
Telefonica Emisiones SAU
5.134%, 04/27/2020	3,000,000	3,006,879
5.984%, 06/20/2011	1,750,000	1,814,439
Thomson Reuters Corp.
5.950%, 07/15/2013	1,310,000	1,464,504
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,515,000	1,969,711

		40,798,136
Consumer, Cyclical - 0.25%
Wal-Mart Stores, Inc.
4.875%, 07/08/2040	3,800,000	3,741,670
Consumer, Non-cyclical - 1.91%
Altria Group, Inc.
9.700%, 11/10/2018	2,108,000	2,669,529
10.200%, 02/06/2039	835,000	1,120,064
Amgen, Inc.
5.750%, 03/15/2040	955,000	1,044,681
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	4,445,000	4,653,137
CareFusion Corp.
4.125%, 08/01/2012	1,095,000	1,143,835
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,160,000	2,063,197
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	1,255,000	1,261,255
Kraft Foods, Inc.
5.375%, 02/10/2020	2,185,000	2,341,339
6.500%, 02/09/2040	1,790,000	2,001,809
Life Technologies Corp.
4.400%, 03/01/2015	1,462,000	1,512,258
6.000%, 03/01/2020	2,032,000	2,200,473
PepsiCo, Inc.
5.500%, 01/15/2040	1,405,000	1,539,214
Pfizer, Inc.
5.350%, 03/15/2015	696,000	788,549
UnitedHealth Group, Inc.
6.875%, 02/15/2038	2,430,000	2,747,100
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	1,610,000	1,628,438

		28,714,878
Diversified - 0.40%
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	5,755,000	6,004,974
Energy - 2.10%
Energy Transfer Partners LP
9.000%, 04/15/2019	2,675,000	3,145,867

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Husky Energy, Inc.
5.900%, 06/15/2014	$1,290,000	$1,435,939
Kinder Morgan Energy Partners LP
6.550%, 09/15/2040	847,000	878,974
Petro-Canada
6.800%, 05/15/2038	765,000	877,703
Petrobras International Finance Company
6.875%, 01/20/2040	1,480,000	1,492,111
7.875%, 03/15/2019	1,650,000	1,887,861
Ras Laffan Liquefied Natural Gas Company, Ltd. III
4.500%, 09/30/2012 (S)	1,580,000	1,640,901
5.500%, 09/30/2014 (S)	2,195,000	2,340,838
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	4,305,000	4,160,628
5.625%, 04/15/2020 (S)	1,980,000	1,883,216
Shell International Finance BV
3.100%, 06/28/2015	3,235,000	3,285,062
Suncor Energy, Inc.
6.500%, 06/15/2038	1,805,000	2,015,384
Total Capital SA
4.450%, 06/24/2020	1,847,000	1,885,320
Valero Energy Corp.
9.375%, 03/15/2019	2,930,000	3,549,071
XTO Energy, Inc.
6.750%, 08/01/2037	855,000	1,101,455

		31,580,330
Financial - 8.96%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	7,530,000	7,779,672
American Express Company
7.250%, 05/20/2014	1,895,000	2,153,914
Bank of America Corp.
4.500%, 04/01/2015	1,630,000	1,647,475
5.625%, 07/01/2020	5,645,000	5,689,838
6.000%, 09/01/2017	1,840,000	1,936,289
7.375%, 05/15/2014	2,305,000	2,583,354
Bank of Montreal
2.850%, 06/09/2015 (S)	2,350,000	2,388,411
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (S)	1,590,000	1,595,317
Capital One Bank USA NA
8.800%, 07/15/2019	2,230,000	2,783,957
Cie de Financement Foncier
2.125%, 04/22/2013 (S)	2,000,000	2,019,362
Citigroup Funding, Inc.
1.875%, 10/22/2012	3,690,000	3,767,567
Citigroup, Inc.
4.750%, 05/19/2015	2,999,000	2,997,411
6.375%, 08/12/2014	1,825,000	1,938,429
8.500%, 05/22/2019	1,677,000	1,999,192
Commonwealth Bank of Australia
5.000%, 10/15/2019 to 03/19/2020 (S)	4,540,000	4,705,517
Credit Suisse AG
5.400%, 01/14/2020	2,120,000	2,107,840
Credit Suisse New York
6.000%, 02/15/2018	2,410,000	2,514,751
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)	4,040,000	4,065,505
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	2,080,000	2,018,829
HCP, Inc.
6.000%, 01/30/2017	565,000	570,467
6.300%, 09/15/2016	344,000	356,016
6.700%, 01/30/2018	$920,000	$969,934
Health Care Property, Inc.
5.650%, 12/15/2013	2,535,000	2,674,691
HSBC Bank PLC
3.500%, 06/28/2015 (S)	5,195,000	5,244,976
HSBC Holdings PLC
6.800%, 06/01/2038	1,205,000	1,298,606
International Bank For Reconstruction & Development
2.375%, 05/26/2015	10,145,000	10,314,766
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	2,750,000	2,818,750
JPMorgan Chase & Company
3.400%, 06/24/2015	1,338,000	1,341,645
JPMorgan Chase Bank NA
6.000%, 10/01/2017	3,235,000	3,522,792
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	2,451,000	2,422,505
Kilroy Realty LP
6.625%, 06/01/2020 (S)	1,240,000	1,263,734
Lazard Group LLC
6.850%, 06/15/2017	3,881,000	3,930,273
7.125%, 05/15/2015	2,810,000	2,959,489
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	1,546,000	1,526,649
Morgan Stanley
5.500%, 01/26/2020	4,701,000	4,547,747
5.950%, 12/28/2017	1,484,000	1,502,787
New Communications Holdings, Inc.
8.250%, 04/15/2017 (S)	1,585,000	1,590,944
8.500%, 04/15/2020 (S)	1,375,000	1,378,438
NIBC Bank NV
2.800%, 12/02/2014 (S)	3,920,000	3,970,356
Nordea Bank AB
2.500%, 11/13/2012 (S)	2,195,000	2,219,011
3.700%, 11/13/2014 (S)	2,630,000	2,679,202
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	1,523,000	1,493,073
Tanger Properties LP
6.125%, 06/01/2020	1,365,000	1,436,874
The Bear Stearns Companies LLC
5.700%, 11/15/2014	702,000	777,542
6.950%, 08/10/2012	1,300,000	1,425,928
The Goldman Sachs Group, Inc.
6.000%, 06/15/2020	870,000	897,086
6.750%, 10/01/2037	1,190,000	1,166,607
US Bank NA, MTN
5.920%, 05/25/2012	964,454	1,011,221
WEA Finance LLC
5.400%, 10/01/2012 (S)	2,029,000	2,150,600
7.125%, 04/15/2018 (S)	997,000	1,124,944
7.500%, 06/02/2014 (S)	1,595,000	1,807,556
Westpac Banking Corp.
2.250%, 11/19/2012	3,930,000	3,963,413
4.875%, 11/19/2019	1,865,000	1,926,105

		134,977,357
Industrial - 0.15%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	2,120,000	2,242,301
Technology - 0.19%
Adobe Systems, Inc.
3.250%, 02/01/2015	775,000	795,888

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Technology (continued)
Adobe Systems, Inc. (continued)
4.750%, 02/01/2020	$2,070,000	$2,134,187

		2,930,075
Utilities - 1.41%
Dominion Resources, Inc.
8.875%, 01/15/2019	4,025,000	5,316,437
DPL, Inc.
6.875%, 09/01/2011	2,700,000	2,858,080
Duke Energy Corp.
6.300%, 02/01/2014	2,190,000	2,464,863
Exelon Generation Company LLC
6.250%, 10/01/2039	745,000	795,805
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	3,265,000	3,330,117
6.800%, 08/15/2039	750,000	742,051
Nevada Power Company
8.250%, 06/01/2011	3,986,000	4,219,891
Progress Energy, Inc.
6.850%, 04/15/2012	1,365,000	1,484,312

		21,211,556

TOTAL CORPORATE BONDS (Cost $279,194,454)		$287,907,851

MUNICIPAL BONDS - 0.45%
California - 0.21%
Los Angeles Unified School District
6.758%, 07/01/2034	1,880,000	2,149,178
State of California
7.300%, 10/01/2039	975,000	1,025,817

		3,174,995
Nevada - 0.16%
County of Clark
6.820%, 07/01/2045	2,120,000	2,413,641
Texas - 0.08%
North Texas Tollway Authority
6.718%, 01/01/2049	1,010,000	1,137,442

TOTAL MUNICIPAL BONDS (Cost $6,125,320)		$6,726,078

COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.80%
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.778%, 10/13/2026 (P)	1,232,000	1,281,936
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	720,000	736,253
Series 2005-4, Class A5A,
4.933%, 07/10/2045	4,897,000	4,964,511
Series 2002-2, Class B,
5.271%, 07/11/2043	675,000	696,182
Series 2006-5, Class A4,
5.414%, 09/10/2047	5,571,000	5,829,624
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,938,000	2,984,269
Series 2002-PB2, Class B,
6.309%, 06/11/2035	236,000	248,302
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	495,000	493,559
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	179,492	184,423
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	$432,000	$451,286
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	1,048,295	1,071,752
Series 2005-PW10, Class A4,
5.405%, 12/11/2040 (P)	2,035,000	2,139,111
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041 (P)	769,000	822,519
Series 2001-TOP4, Class A3,
5.610%, 11/15/2033	853,000	881,043
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4
6.975%, 01/17/2032 (P)	3,112,000	3,426,571
Commercial Mortgage Pass Through Certificates
Series 2004-LB2A, Class A4,
4.715%, 03/10/2039	1,128,000	1,168,258
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,651,015
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	2,005	2,021
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	2,189,000	2,292,932
Series 2005-C1, Class A3,
4.813%, 02/15/2038	256,405	261,869
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,926,000	1,955,851
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	948,000	1,000,192
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	1,965,000	2,064,541
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	115,000	121,453
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A3
5.694%, 09/15/2040 (P)	1,813,000	1,839,876
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	2,675,218	2,762,382
Federal Home Loan Mortgage Corp.
Series 2727, Class PW,
3.570%, 06/15/2029	59,270	60,210
Series 2003-2676, Class CY,
4.000%, 09/15/2018	444,000	472,866
Series 2004-2765, Class CT,
4.000%, 03/15/2019	292,000	311,348
Series 2004-2875, Class HB,
4.000%, 10/15/2019	66,000	70,405
Series 3631, Class PA,
4.000%, 02/15/2040	5,078,491	5,284,555
Series 2007-3372, Class BD,
4.500%, 10/15/2022	351,000	382,975
Series 2005-3008, Class JM,
4.500%, 07/15/2025	314,000	335,876
Series 2003-2694, Class QG,
4.500%, 01/15/2029	1,698,000	1,763,653
Series 3234, Class MC,
4.500%, 10/15/2036	103,000	106,546
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,094,000	1,191,414

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2003-2590, Class NU,
5.000%, 06/15/2017	$330,134	$340,363
Series 2002-2542, Class ES,
5.000%, 12/15/2017	181,000	195,329
Series 2003-2558, Class BD,
5.000%, 01/15/2018	179,000	198,268
Series 2590, Class BY,
5.000%, 03/15/2018	45,000	49,828
Series 2934, Class CI,
5.000%, 01/15/2034	7,347,000	8,006,100
Series 3052, Class MH,
5.250%, 10/15/2034	1,849,661	1,990,495
Series 2957, Class PT,
5.500%, 11/15/2033	12,652,000	13,606,855
Series 2005-3035, Class PA,
5.500%, 09/15/2035	4,187,295	4,602,945
Series 2005-3028, Class PG,
5.500%, 09/15/2035	1,201,700	1,310,001
Series 3325, Class JL,
5.500%, 06/15/2037	2,596,503	2,786,676
Federal National Mortgage Association
Series 2003-108, Class BE,
4.000%, 11/25/2018	373,000	400,034
Series 2003-125, Class AY,
4.000%, 12/25/2018	131,000	139,287
Series 2004-3, Class HT,
4.000%, 02/25/2019	172,000	182,897
Series 2004-80, Class LE,
4.000%, 11/25/2019	3,200,000	3,374,964
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,669,000	2,786,666
Series 2007-39, Class NA,
4.250%, 01/25/2037	1,479,180	1,553,195
Series 2007-30, Class MA,
4.250%, 02/25/2037	8,343,330	8,758,071
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,841,000	2,927,943
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	12,250,000	12,905,571
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	994,065
Series 2002-94, Class HQ,
4.500%, 01/25/2018	441,000	475,435
Series 2004-81, Class KE,
4.500%, 11/25/2019	1,334,000	1,429,598
Series 2007-113, Class DB,
4.500%, 12/25/2022	960,000	1,060,391
Series 3652, Class AP,
4.500%, 03/15/2040	13,437,336	14,273,573
Series 2010-54, Class EA,
4.500%, 06/25/2040	11,538,383	12,143,901
Series 2003-3, Class HJ,
5.000%, 02/25/2018	626,000	682,428
Series 2009-78, Class J,
5.000%, 09/25/2019	4,495,556	4,845,051
Series 207-74, Class A,
5.000%, 04/25/2034	1,142,132	1,199,179
Series 2004-60, Class PA,
5.500%, 04/25/2034	208,876	224,702
Series 2005-58, Class MA,
5.500%, 07/25/2035	171,359	188,476
Series 2009-71, Class JT,
6.000%, 06/25/2036	3,897,783	4,219,796
Series 2007-77, Class MH,
6.000%, 12/25/2036	$7,750,610	$8,205,452
Series 2009-88, Class B,
6.000%, 11/25/2039	6,344,000	6,797,167
Series 2001-81, Class HE,
6.500%, 01/25/2032	22,954,661	25,598,774
FHLMC Multifamily Structured Pass Through Certificates
Series K007, Class A1,
3.342%, 12/25/2019	4,550,000	4,581,395
Series K005, Class A2,
4.317%, 11/25/2019	2,774,000	2,899,920
First Union National Bank Commercial Mortgage
Series 2002-C1, Class A2,
6.141%, 02/12/2034	607,614	635,566
Series 2001-C4, Class B,
6.417%, 12/12/2033	305,000	318,307
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1,
5.560%, 06/10/2038	368,790	372,743
Series 2002-1A, Class A3,
6.269%, 12/10/2035	352,000	371,440
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	1,045,000	1,078,069
Series 2003-C2, Class A2,
5.659%, 05/10/2040 (P)	821,000	889,156
Series 2003-C2, Class D,
5.675%, 05/10/2040 (P)	622,000	623,771
Series 2001-C2, Class B,
6.790%, 04/15/2034	336,000	348,782
Government National Mortgage Association,
Series 2006-37, Class JG
5.000%, 07/20/2036	254,000	275,246
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A6,
5.135%, 06/10/2036 (P)	2,606,000	2,755,654
Series 2005-GG5, Class AAB,
5.190%, 04/10/2037 (P)	1,512,000	1,603,547
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	4,430,000	4,550,477
Series 2006-GG7, Class A4,
6.085%, 07/10/2038 (P)	1,304,000	1,363,049
GS Mortgage Securities Corp. II
Series 2004-C1, Class A2,
4.319%, 10/10/2028	1,214,419	1,218,417
Series 2005-GG4, Class AABA,
4.680%, 07/10/2039	283,142	293,107
Series 2001-GL3A, Class A2,
6.449%, 08/05/2018 (P)(S)	5,392,000	5,653,868
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,725,000	4,766,344
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	3,608,000	3,698,772
Series 2005-LDP2, Class A3A,
4.678%, 07/15/2042	4,439,603	4,580,041
Series 2003-CB7, Class A4,
4.879%, 01/12/2038 (P)	2,446,000	2,576,105
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	670,000	700,633

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2008-C2, Class A1,
5.017%, 02/12/2051	$74,100	$76,169
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	150,000	158,518
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	750,267
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	4,971,000	4,967,045
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,947,000	2,087,009
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	5,748,000	5,681,012
Series2004-C2, Class A3,
5.407%, 05/15/2041 (P)	1,987,000	2,108,592
Series 2004-CB9, Class A4,
5.540%, 06/12/2041 (P)	630,000	663,057
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	3,758,000	4,111,511
Series 2007-C1, Class A4,
5.716%, 02/15/2051	2,074,000	2,043,067
Series 2001-C1, Class A3,
5.857%, 10/12/2035	962,445	998,605
Series 2007-LD12, Class A3,
6.188%, 02/15/2051 (P)	2,163,000	2,212,062
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	860,583
JPMorgan Commercial Mortgage Finance
Corp., Series 2000-C10, Class C
7.918%, 08/15/2032 (P)	640,000	639,708
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.140%, 07/15/2044 (P)	826,000	865,885
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4,
4.367%, 03/15/2036	1,614,000	1,634,852
Series 2002-C4, Class A4,
4.563%, 09/15/2026	471,708	484,004
Series 2004-C1, Class A4,
4.568%, 01/15/2031	949,000	971,420
Series 2004-C7, Class A5,
4.628%, 10/15/2029	495,000	512,969
Series 2002-C4, Class A5,
4.853%, 09/15/2031	693,000	728,593
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	391,000	417,690
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	268,000	279,860
Series 2002-C2, Class A4,
5.594%, 06/15/2031	2,315,000	2,449,420
Series 2006-C4, Class A4,
6.080%, 06/15/2038 (P)	4,592,000	4,931,263
Series 2008-C1, Class A2,
6.324%, 04/15/2041 (P)	4,478,000	4,751,978
Series 2001-C2, Class A2,
6.653%, 11/15/2027	871,287	891,503
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	973,000	1,001,207
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	748,425
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,725,000	1,805,916
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	$2,270,000	$2,429,233
Series 2007-C1, Class A3,
6.020%, 06/12/2050 (P)	2,557,000	2,645,695
Morgan Stanley Capital I
Series 2005-T17, Class A4,
4.520%, 12/13/2041	134,401	137,694
Series 2004-T15, Class A2,
4.690%, 06/13/2041	303,310	304,855
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	669,000	701,918
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	1,959,000	2,027,142
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	7,674,000	7,822,765
Series 2005-HQ5, Class AAB,
5.037%, 01/14/2042	645,832	675,909
Series 2004-T15, Class A4,
5.270%, 06/13/2041 (P)	1,033,000	1,086,432
Series 2004-IQ7, Class A4,
5.536%, 06/15/2038 (P)	3,243,000	3,416,379
Morgan Stanley Dean Witter Capital I
Series 2002-IQ2, Class A4,
5.740%, 12/15/2035	334,286	350,601
Series 2002-HQ, Class A3,
6.510%, 04/15/2034	394,935	414,423
Series 2001-TOP3, Class B,
6.550%, 07/15/2033	688,000	718,466
Series 2002-HQ, Class B,
6.640%, 04/15/2034	671,000	714,954
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.457%, 02/25/2047 (P)	71,254	55,875
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.317%, 03/15/2030 (P)	536,000	603,122
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	624,000	647,884
Salomon Brothers Mortgage Securities VII, Inc.
Series 2002-KEY2, Class A2,
4.467%, 03/18/2036	336,600	346,919
Series 2002-KEY2, Class A3,
4.865%, 03/18/2036	3,000,000	3,132,716
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	945,000	943,674
Sequoia Mortgage Trust, Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	1,451,720	1,451,720
Wachovia Bank Commercial Mortgage Trust
Series 2003-C8, Class A3,
4.445%, 11/15/2035	186,000	190,050
Series 2005-C18, Class A4,
4.935%, 04/15/2042	209,000	220,010
Series 2002-C1, Class A4,
6.287%, 04/15/2034	337,000	357,759

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $319,385,446)		$328,147,849

ASSET BACKED SECURITIES - 5.97%
Ally Master Owner Trust
Series 2010-1, Class A,
2.100%, 01/15/2015 (P)(S)	880,000	892,016

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2010-3, Class A,
2.880%, 04/15/2015 (S)	$5,249,000	$5,322,837
BA Credit Card Trust,
Series 2008-A1, Class A1
0.930%, 04/15/2013 (P)	29,041,000	29,086,879
Chase Issuance Trust, Series 2008-A3, Class A
1.450%, 03/15/2016 (P)	2,178,000	2,236,728
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.387%, 12/25/2036 (P)	87,900	81,830
Discover Card Master Trust
Series 2009-A1, Class A1,
1.650%, 12/15/2014 (P)	2,244,000	2,280,610
Series 2009-A2, Class A,
1.650%, 02/17/2015 (P)	6,179,000	6,295,993
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class A1
4.200%, 02/15/2017 (S)	2,794,000	2,937,526
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A4,
2.400%, 07/15/2014	758,000	765,858
Series 2009-1, Class A4,
4.550%, 01/15/2017	255,000	270,256
Series 2006-3, Class A4,
5.220%, 06/15/2013	565,093	579,432
Huntington Auto Trust,
Series 2009-1A, Class A4
5.730%, 01/15/2014 (S)	2,728,000	2,928,524
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.387%, 01/25/2037 (P)	34,492	33,531
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.397%, 12/25/2036 (P)	31,764	30,720
Nelnet Student Loan Trust,
Series 2008-3, Class A4
2.147%, 11/25/2024 (P)	8,379,000	8,682,809
Nissan Auto Receivables Owner Trust,
Series 2009-1, Class A3
5.000%, 09/15/2014	3,857,000	3,987,839
Nordstrom Private Label Credit Card Master
Trust, Series 2007-2A, Class A
0.410%, 05/15/2015 (P)(S)	1,768,000	1,735,495
SLC Student Loan Trust,
Series 2008-1, Class A4A
2.137%, 12/15/2032 (P)	13,667,000	14,191,220
SLM Student Loan Trust
Series 2008-4, Class A4,
1.966%, 07/25/2022 (P)	2,674,000	2,804,996
Series 2008-5, Class A4,
2.016%, 07/25/2023 (P)	4,533,000	4,761,377

TOTAL ASSET BACKED SECURITIES (Cost $89,607,761)		$89,906,476

SHORT-TERM INVESTMENTS - 4.51%
Short-Term Securities - 4.51%
State Street Institutional Liquid Reserves
Fund, 0.1563%	$67,885,349	67,885,349

TOTAL SHORT-TERM INVESTMENTS (Cost $67,885,349)		$67,885,349

Total Investments (Core Bond Trust) (Cost $1,701,152,233) - 115.29%		$1,735,869,096
Other assets and liabilities, net - (15.29%)		(230,172,284)

TOTAL NET ASSETS - 100.00%		$1,505,696,812

SCHEDULE OF SECURITIES SOLD SHORT
Federal National Mortgage Association - (5.19)%
5.500%, TBA	$(70,000,000)	$(75,462,342)
6.000%, TBA	(2,500,000)	(2,711,524)

		(78,173,866)

TOTAL SCHEDULE OF SECURITIES SOLD SHORT (Cost $(77,998,750))		$(78,173,866)

Floating Rate Income Trust

	Shares or Principal Amount	Value

TERM LOANS (M) - 77.03%
Basic Materials - 1.12%
Georgia Pacific Corp.
3.786%, 12/23/2014	$823,335	$811,243
Georgia-Pacific Corp.
2.537%, 12/20/2012	1,221,372	1,179,235
Noranda Aluminium Acquisition Corp.
2.538%, 05/18/2014	1,149,457	1,046,006

		3,036,484
Communications - 16.08%
Cengage Learning, Inc.
3.030%, 07/03/2014	7,072,380	6,093,740
Charter Communications Operating LLC
2.350%, 03/06/2014	217,116	201,012
3.790%, 09/06/2016	5,380,055	5,009,213
7.250%, 03/06/2014	3,487,566	3,491,925
Citadel Broadcasting Corp.
11.000%, 06/03/2015	1,618,447	1,526,306
CMP Susquehanna Corp.
2.375%, 05/05/2013	1,395,894	1,186,510
Dex Media West, Inc.
7.500%, 10/24/2014	3,651,125	3,272,321
LodgeNet Entertainment Corp.
2.540%, 04/04/2014	696,530	633,842
Nielsen Finance LLC
2.350%, 08/09/2013	4,027,084	3,780,425
PanAmSat Corp.
2.792%, 01/03/2014	7,967,355	7,369,718
Sinclair Television Group, Inc.
6.750%, 10/29/2015	3,696,970	3,706,212
SuperMedia, Inc.
11.000%, 12/31/2015	3,242,234	2,775,583
Telesat Canada
3.350%, 10/31/2014	1,625,559	1,548,345
3.350%, 10/31/2014	139,624	132,992
Tribune Company
- 06/03/2011 (U)	2,462,857	1,473,609
UPC Broadband Holding BV
2.180%, 12/31/2014	1,565,583	1,455,992

		43,657,745
Consumer, Cyclical - 24.08%
Adesa, Inc.
3.100%, 10/18/2013	1,748,401	1,651,146
Allison Transmission, Inc.
3.099%, 08/07/2014	2,500,222	2,274,422
AMC Entertainment, Inc.
2.097%, 01/28/2013	1,869	1,695

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Floating Rate Income Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Consumer, Cyclical (continued)
Carmike Cinemas, Inc.
5.500%, 01/27/2016	$3,763,585	$3,729,980
CCM Merger, Inc.
8.500%, 07/13/2012	3,439,711	3,366,617
Cedar Fair LP
2.347%, 08/30/2012	4,969	4,866
Delta Air Lines, Inc.
2.298%, 04/30/2012	1,835,303	1,746,291
8.750%, 09/27/2013	995,000	997,281
Ford Motor Company
3.331%, 12/16/2013	11,704,180	11,045,820
Golden Nugget, Inc.
3.350%, 06/30/2014	2,364,600	1,888,724
3.358%, 06/30/2014	1,352,159	1,080,037
Harrah’s Operating Company, Inc.
3.316%, 01/28/2015	2,531,807	2,101,005
9.500%, 10/31/2016	7,980,000	7,975,467
Iconix Brand Group, Inc.
2.541%, 01/02/2012	395,369	384,497
Las Vegas Sands LLC
2.100%, 05/23/2014	4,354,785	3,842,492
Neiman Marcus Group, Inc.
2.468%, 04/05/2013	1,272,966	1,188,809
Petco Animal Supplies, Inc.
2.680%, 10/25/2013	988,990	941,600
QUIZNO’s Corp.
5.125%, 05/05/2013	1,828,613	1,526,129
Regal Cinemas
3.790%, 10/28/2013	1,272,095	1,244,427
SugarHouse HSP Gaming Prop. Mezz LP
11.250%, 09/23/2014	2,000,000	1,900,000
United Airlines, Inc.
2.357%, 02/03/2014	5,697,220	4,982,362
Univision Communications, Inc.
2.597%, 09/29/2014	9,812,701	8,218,137
Venetian Casino Resort LLC
2.100%, 05/23/2014	954,357	842,088
VML US Finance LLC
5.040%, 05/25/2012	286,980	278,525
5.040%, 05/27/2013	2,208,502	2,143,430

		65,355,847
Consumer, Non-cyclical - 14.68%
Amscan Holdings, Inc.
2.793%, 05/25/2013	3,813,275	3,608,312
ARAMARK Corp.
2.073%, 01/27/2014	61,893	57,664
2.408%, 01/27/2014	1,183,827	1,102,932
Bausch & Lomb, Inc.
3.597%, 04/24/2015	742,368	697,719
3.651%, 04/24/2015	3,061,044	2,879,931
Biomet, Inc.
3.510%, 03/25/2015	1,273,001	1,221,921
Brand Energy Services
2.809%, 02/07/2014	1,641,645	1,456,960
Community Health Systems, Inc.
2.788%, 07/25/2014	5,956,538	5,554,472
Dole Food Company, Inc.
8.015%, 08/30/2010	193,105	192,449
HCA, Inc.
2.783%, 11/18/2013	7,670,527	7,233,829
Health Management Associates, Inc.
2.283%, 02/28/2014	3,274,198	3,041,367
IASIS Healthcare LLC
2.347%, 03/14/2014	4,246,919	3,970,869
Manor Care
2.847%, 12/22/2014	$3,862,798	$3,587,573
U.S. Investigations Services, Inc.
3.539%, 02/21/2015	5,964,007	5,233,416

		39,839,414
Energy - 2.73%
Ashmore Energy, Inc.
3.000%, 03/30/2012	203,811	189,459
3.533%, 03/30/2014	846,742	787,117
Hercules Offshore, Inc.
6.000%, 07/11/2013	947,720	825,306
SemGroup Corp.
1.529%, 11/30/2012	2,771,782	2,730,205
Venoco, Inc.
4.377%, 05/08/2014	3,247,934	2,882,541

		7,414,628
Financial - 4.45%
CIT Group, Inc.
13.000%, 01/20/2012	2,566,667	2,645,592
Hawker Beechcraft Acquisition Company LLC
2.397%, 03/26/2014	2,611,991	2,104,829
2.533%, 03/26/2014	155,352	125,188
Realogy Corp.
3.292%, 10/10/2013	5,094,048	4,299,376
3.375%, 10/10/2013	1,371,474	1,157,524
Royal Pharma Finance Trust
2.783%, 04/16/2013	1,776,503	1,735,400

		12,067,909
Industrial - 5.44%
Berry Plastics Corp.
2.350%, 04/03/2015	2,852,300	2,512,797
DAE Aviation Holdings, Inc.
4.090%, 07/31/2014	6,994,589	6,994,589
Fenwal, Inc.
2.788%, 02/28/2014	4,315,803	3,711,591
Graham Packaging Company
6.750%, 04/05/2014	1,538,268	1,540,673
Swift Transportation Company, Inc.
8.250%, 05/10/2014	2,794	2,579

		14,762,229
Technology - 3.77%
First Data Corp.
3.097%, 09/24/2014	2,877,121	2,422,176
Freescale Semiconductor, Inc.
4.604%, 12/01/2016	3,914,595	3,431,389
SunGard Data Systems, Inc.
4.003%, 02/26/2016	4,595,360	4,377,080

		10,230,645
Utilities - 4.68%
Calpine Corp.
3.415%, 03/29/2014	1,012,208	924,343
NRG Energy, Inc.
2.283%, 02/01/2013	4,032,594	3,841,045
Texas Competitive Electric Holdings
Company LLC
3.851%, 10/10/2014	9,961,776	7,335,911
3.975%, 10/10/2014	833,208	613,970

		12,715,269

TOTAL TERM LOANS (Cost $199,739,414)		$209,080,170

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Floating Rate Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS - 7.47%
Basic Materials - 3.48%
Lyondell Chemical Company
11.000%, 05/01/2018	$5,007,824	$5,370,892
NewPage Corp.
11.375%, 12/31/2014	4,500,000	4,083,750

		9,454,642
Consumer, Cyclical - 0.06%
Station Casinos, Inc.
7.750%, 08/15/2016 (H)	2,550,000	160,969
Energy - 1.92%
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	3,750,000	3,328,125
Murray Energy Corp.
10.250%, 10/15/2015 (S)	1,895,000	1,885,525

		5,213,650
Industrial - 0.53%
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/2012	374,000	383,350
Nortek, Inc.
11.000%, 12/01/2013	1,011,111	1,054,083

		1,437,433
Utilities - 1.48%
Calpine Corp.
7.250%, 10/15/2017 (S)	4,171,000	4,004,160

TOTAL CORPORATE BONDS (Cost $22,564,680)		$20,270,854

COMMON STOCKS - 5.24%
Consumer Discretionary - 1.30%
Hotels, Restaurants & Leisure - 0.33%
Tropicana Entertainment LLC (I)	72,338	904,225
Media - 0.97%
Citadel Broadcasting Corp. Class A (I)	13,841	346,025
Citadel Broadcasting Corp. Class B (I)	80,535	2,013,375
SuperMedia, Inc. (I)(L)	15,339	280,550

		2,639,950

		3,544,175
Energy - 0.52%
Oil, Gas & Consumable Fuels - 0.52%
Express Energy Services LLC (I)	117,715	1,412,580
Industrials - 0.04%
Building Products - 0.04%
Nortek, Inc. (I)	2,500	105,000
Materials - 3.38%
Chemicals - 3.38%
Georgia Gulf Corp. (I)	123,517	1,647,717
LyondellBasell Industries, Class B (I)	282,316	4,559,403
LyondellBasell Industries, Class A (I)	183,027	2,955,886
		9,163,006

		9,163,006

TOTAL COMMON STOCKS (Cost $13,795,263)		$14,224,761

SHORT-TERM INVESTMENTS - 4.78%
Repurchase Agreement - 4.67%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2010 at 0.020% to be repurchased at $4,900,003 on 07/01/2010, collateralized by $3,855,000 Federal National Mortgage Association, 6.625% due 11/15/2030 (valued at 5,001,863, including interest)	$4,900,000	$4,900,000
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.010% to be repurchased at $7,787,380 on 07/01/2010, collateralized by $1,230,000 U.S. Treasury Notes, 0.875% due 01/31/2011 (valued at $1,239,225, including interest) and $6,385,000 U.S. Treasury Notes, 3.125% due 04/30/2017 (valued at $6,714,377, including interest)	7,787,378	7,787,378
		12,687,378
Securities Lending Collateral - 0.11%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	29,413	294,391

TOTAL SHORT-TERM INVESTMENTS (Cost $12,981,756)		$12,981,769

Total Investments (Floating Rate Income Trust) (Cost $249,081,113) - 94.52%		$256,557,554
Other assets and liabilities, net - 5.48%		14,871,874

TOTAL NET ASSETS - 100.00%		$271,429,428

Global Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 4.06%
Federal Home Loan Mortgage Corp. - 0.08%
Federal Home Loan Mortgage Corp.
5.174%, 03/01/2035 (P) $702,579		$748,466

		748,466
Federal National Mortgage Association - 0.33%
2.627%, 12/01/2034 (P)	425,737	441,286
2.817%, 11/01/2034 (P)	2,134,395	2,238,848
5.030%, 05/01/2035 (P)	408,099	434,754

		3,114,888
Government National Mortgage Association - 0.02%
3.125%, 11/20/2023 to 10/20/2026 (P)	88,070	90,432
3.250%, 01/20/2030 (P)	27,542	28,474
3.375%, 02/20/2024 to 03/20/2028 (P)	41,018	42,402
4.375%, 04/20/2030 to 06/20/2030 (P)	56,018	58,375

		219,683
Small Business Administration - 0.00%
Small Business Administration
Participation Certificate
6.640%, 02/10/2011	20,721	21,332

		21,332
U.S. Treasury Bonds - 2.80%
4.250%, 05/15/2039	2,100,000	2,220,422
4.375%, 05/15/2040 (F)	5,500,000	5,948,580
4.500%, 08/15/2039	5,400,000	5,947,592
4.625%, 02/15/2040 (F)	3,900,000	4,383,842

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.500%, 08/15/2028 (F)		$5,300,000	$6,552,125
6.875%, 08/15/2025		1,200,000	1,665,000

			26,717,561
U.S. Treasury Notes - 0.83%
1.000%, 09/30/2011 to 10/31/2011		708,000	712,913
2.750%, 05/31/2017		3,400,000	3,471,720
3.625%, 02/15/2020		3,500,000	3,697,967

			7,882,600

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $36,460,366)			$38,704,530

FOREIGN GOVERNMENT
OBLIGATIONS - 37.61%
Canada - 3.23%
Government of Canada
2.500%, 06/01/2015	CAD	13,700,000	12,972,242
3.500%, 06/01/2020		2,600,000	2,528,561
4.250%, 06/01/2018		2,000,000	2,058,297
5.750%, 06/01/2029		300,000	363,810
Province of British Columbia
6.350%, 06/18/2031		125,000	146,905
Province of Ontario
4.700%, 06/02/2037		3,200,000	3,056,044
5.600%, 06/02/2035		1,900,000	2,045,907
6.200%, 06/02/2031		1,600,000	1,835,577
Province of Quebec
5.000%, 12/01/2038		4,400,000	4,326,842
5.750%, 12/01/2036		1,300,000	1,407,964

			30,742,149
France - 5.97%
Government of France
3.000%, 01/12/2011	EUR	18,400,000	22,801,490
3.500%, 04/25/2015		1,549,000	2,030,444
3.750%, 01/12/2013		1,300,000	1,698,599
4.000%, 10/25/2013 to 04/25/2014		7,500,000	9,993,381
4.750%, 10/25/2012		800,000	1,062,793
Societe Financement de l’Economie Francaise
2.125%, 05/20/2012		2,000,000	2,490,079
2.250%, 06/11/2012 (S)		$8,800,000	8,992,588
2.875%, 09/22/2014 (S)		3,500,000	3,613,288
3.375%, 05/05/2014 (S)		4,000,000	4,178,520

			56,861,182
Germany - 17.74%
Federal Republic of Germany
1.250%, 03/11/2011	EUR	1,200,000	1,476,195
2.250%, 12/10/2010		6,500,000	8,013,542
3.750%, 07/04/2013		600,000	796,669
4.000%, 01/04/2037		1,750,000	2,403,612
4.250%, 10/12/2012 to 07/04/2039		65,270,000	89,140,456
4.750%, 07/04/2034 to 07/04/2040		7,900,000	12,035,294
5.000%, 07/04/2011		3,500,000	4,472,658
5.250%, 01/04/2011		1,900,000	2,380,989
5.500%, 01/04/2031		19,600,000	31,808,900
6.250%, 01/04/2030		7,100,000	12,432,784
6.500%, 07/04/2027		2,300,000	4,043,497

			169,004,596
Japan - 6.11%
Government of Japan
0.200%, 02/15/2012	JPY	1,630,000,000	18,449,576
0.700%, 09/20/2014		$1,510,000,000	$17,384,000
1.500%, 12/20/2017		160,000,000	1,919,810
1.700%, 03/20/2017		860,000,000	10,465,679
2.300%, 05/20/2030		155,000,000	1,889,145
2.400%, 03/20/2034		450,000,000	5,578,819
2.500%, 03/20/2036 to 09/20/2036		200,000,000	2,529,294

			58,216,323
Netherlands - 2.34%
Kingdom of Netherlands
3.750%, 07/15/2014	EUR	3,100,000	4,145,884
4.000%, 01/15/2011 to 07/15/2018		8,100,000	10,823,544
4.500%, 07/15/2017		3,000,000	4,194,656
5.000%, 07/15/2011		2,400,000	3,068,639

			22,232,723
United Kingdom - 2.22%
Government of United Kingdom
4.250%, 03/07/2036 to 09/07/2039	GBP	6,300,000	9,523,636
4.500%, 03/07/2019 to 12/07/2042		4,300,000	6,858,317
4.750%, 12/07/2038		2,900,000	4,752,315

			21,134,268

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $368,461,523)			$358,191,241

CORPORATE BONDS - 38.42%
Australia - 8.68%
Bank of Queensland, Ltd.
5.135%, 10/22/2012 (P)	AUD	3,700,000	3,131,150
5.500%, 10/22/2012		500,000	423,433
Bank of Scotland PLC (Australia)
4.750%, 01/13/2011		10,400,000	8,737,315
Citigroup Pty, Ltd.
5.138%, 08/20/2012 (P)		3,500,000	2,954,789
5.500%, 06/18/2012		3,000,000	2,540,533
Commonwealth Bank of Australia
0.714%, 07/12/2013 (P)(S)		$8,000,000	7,969,112
1.038%, 06/25/2014 (P)(S)		14,800,000	14,866,778
2.500%, 12/10/2012 (S)		5,500,000	5,643,814
4.500%, 02/20/2014	AUD	4,000,000	3,281,974
ING Bank Australia, Ltd.
5.243%, 08/28/2013 (P)		3,600,000	3,015,307
5.610%, 06/24/2014 (P)		10,000,000	8,462,038
5.750%, 08/28/2013 to 03/03/2015		9,900,000	8,473,948
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$500,000	524,157
Members Equity Bank Pty, Ltd.
5.750%, 08/20/2012	AUD	2,400,000	2,040,170
National Australia Bank, Ltd.
0.794%, 07/08/2014 (P)(S)		$5,000,000	5,049,175
5.750%, 12/19/2013	AUD	840,000	718,901
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$4,700,000	4,816,353

			82,648,947
Canada - 1.08%
Honda Canada Finance, Inc., Series E, MTN
1.064%, 03/26/2012 (P)	CAD	10,200,000	9,166,399
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		$1,100,000	1,138,282

			10,304,681

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Cayman Islands - 0.45%
Foundation Re II, Ltd.
7.195%, 11/26/2010 (P)(S)		$600,000	$573,720
Green Valley, Ltd.
4.240%, 01/10/2011 (P)(S)	EUR	1,200,000	1,452,745
MUFG Capital Finance 5, Ltd. (6.299% to 01/25/2017, then 6 month GBPLIBOR + 2.060%) (Q)	GBP	1,800,000	2,262,576

			4,289,041
Denmark - 0.03%
Nykredit
6.000%, 10/01/2029	DKK	189,813	33,731
Realkredit Danmark A/S, Series 73D
2.450%, 01/01/2038 (P)		1,332,795	214,156

			247,887
France - 4.20%
BNP Paribas Home Loan Covered
Bonds SA
4.125%, 01/24/2011	EUR	3,600,000	4,472,730
BNP Paribas Home Loan Covered Bonds SA, EMTN
3.000%, 07/23/2013		700,000	883,185
4.750%, 05/28/2013		2,700,000	3,579,400
Cie de Financement Foncier
2.125%, 04/22/2013 (S)		$4,900,000	4,947,437
Cie de Financement Foncier, EMTN
2.000%, 02/17/2012	EUR	6,800,000	8,389,892
2.250%, 01/25/2013		600,000	741,947
Dexia Credit Local
0.544%, 01/12/2012 (P)(S)		$8,000,000	7,951,408
1.188%, 09/23/2011 (P)(S)		4,200,000	4,205,355
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	700,000	882,938
Vivendi SA
5.750%, 04/04/2013 (S)		$3,700,000	3,969,186

			40,023,478
Germany - 1.49%
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013	EUR	7,800,000	9,530,393
5.000%, 07/04/2011		250,000	318,438
Kreditanstalt Fuer Wiederaufbau, MTN
5.500%, 06/05/2014	AUD	5,200,000	4,388,337

			14,237,168
Jersey, C.I. - 0.43%
HBOS Capital Funding LP (9.540% to 03/19/2018, then GBPLIBOR + 6.750%) (Q)	GBP	1,700,000	2,031,977
HBOS Euro Finance LP (7.627% to 12/09/2011, then 3 month EURIBOR + 2.875%) (Q)		2,334,000	2,026,433

			4,058,410
Netherlands - 2.38%
ABN Amro Bank NV
3.250%, 01/18/2013	EUR	3,200,000	4,047,124
3.750%, 01/12/2012		400,000	505,088
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$2,400,000	2,479,577
Fortis Bank Nederland Holding NV, EMTN
3.375%, 05/19/2014	EUR	5,900,000	7,591,982
LeasePlan Corp NV, EMTN
3.250%, 05/22/2014		$1,800,000	$2,298,353
NIBC Bank NV
3.500%, 04/07/2014		1,700,000	2,198,426
Rabobank Nederland NV (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%) (Q)(S)		$2,900,000	3,581,500

			22,702,050
New Zealand - 0.47%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		4,300,000	4,491,488

			4,491,488
Norway - 0.91%
DnB NOR Boligkreditt, EMTN
4.500%, 05/16/2011	EUR	2,700,000	3,388,572
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,286,455

			8,675,027
South Korea - 0.25%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,383,339

			2,383,339
Sweden - 0.34%
Stadshypotek AB, EMTN
3.750%, 12/12/2013		1,800,000	2,329,528
Swedbank Hypotek AB
4.625%, 05/23/2011		700,000	879,745

			3,209,273
United Kingdom - 6.06%
Bank of Scotland PLC
4.500%, 09/10/2010 to 10/23/2013		2,570,000	3,168,764
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	102,512
10.179%, 06/12/2021 (S)		1,840,000	2,304,306
BP Capital Markets PLC
0.667%, 04/11/2011 (P)		400,000	382,585
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		4,200,000	4,714,021
HBOS PLC
6.750%, 05/21/2018 (S)		3,100,000	2,901,600
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,035,754
Lloyds TSB Bank PLC
1.291%, 04/02/2012 (P)(S)		$3,300,000	3,342,771
National Grid PLC, EMTN
4.980%, 06/22/2011	CAD	2,000,000	1,924,795
NGG Finance PLC
6.125%, 08/23/2011	EUR	250,000	321,495
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		$3,000,000	3,232,806
Royal Bank of Scotland PLC
0.798%, 03/30/2012 (P)(S)		13,900,000	13,800,546
1.450%, 10/20/2011 (S)		10,800,000	10,820,444
2.625%, 05/11/2012 (S)		4,000,000	4,091,148
3.750%, 11/14/2011	EUR	4,100,000	5,185,001
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		$400,000	417,542

			57,746,090

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
United States - 11.65%
Altria Group, Inc.
9.250%, 08/06/2019		$4,000,000	$4,992,424
American General Finance Corp., MTN
6.900%, 12/15/2017		3,000,000	2,388,750
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%) (Q)	EUR	5,600,000	5,033,249
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%) (Q)		900,000	577,796
Autozone, Inc.
5.875%, 10/15/2012		$800,000	864,248
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	1,200,000	1,507,018
Bank of America Corp.
4.750%, 05/23/2017		4,600,000	5,218,098
Bear Stearns Companies LLC
7.250%, 02/01/2018		$6,800,000	7,940,360
Boston Scientific Corp.
6.000%, 06/15/2011		800,000	814,210
6.400%, 06/15/2016		1,600,000	1,678,971
Citigroup, Inc.
1.614%, 01/16/2012 (P)	GBP	2,655,000	3,781,209
4.750%, 05/31/2017	EUR	2,000,000	2,214,454
5.500%, 04/11/2013 to 10/15/2014		$850,000	874,467
6.000%, 08/15/2017		7,300,000	7,582,729
6.125%, 05/15/2018		5,800,000	6,053,356
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,143,992
6.000%, 08/15/2011		1,600,000	1,646,664
Computer Sciences Corp.
6.500%, 03/15/2018		2,700,000	3,010,017
DaimlerChrysler NA Holding Corp.
5.750%, 09/08/2011		400,000	416,537
GATX Financial Corp.
5.500%, 02/15/2012		3,000,000	3,129,957
Harris Corp.
5.950%, 12/01/2017		500,000	557,225
Health Care Property, Inc.
5.950%, 09/15/2011		300,000	310,994
International Lease Finance Corp.
5.350%, 03/01/2012		1,100,000	1,039,500
JPMorgan & Company, Series A, MTN
0.615%, 02/15/2012 (P)		360,000	361,346
JPMorgan Chase & Company
6.000%, 01/15/2018		800,000	883,388
6.300%, 04/23/2019		700,000	790,647
Lehman Brothers Holdings, Inc.
zero coupon 11/16/2009 (J)		4,100,000	799,500
5.625%, 01/24/2013 (H)		4,500,000	911,250
6.875%, 05/02/2018 (H)		2,100,000	427,875
Loews Corp.
5.250%, 03/15/2016		400,000	434,082
Marsh & McLennan Companies, Inc.
5.150%, 09/15/2010		900,000	906,478
5.750%, 09/15/2015		5,000,000	5,347,836
Masco Corp.
5.875%, 07/15/2012		300,000	308,763
Merrill Lynch & Company, Inc., EMTN
0.914%, 01/31/2014 (P)	EUR	1,000,000	1,114,053
Morgan Stanley
1.029%, 03/01/2013 (P)		1,300,000	1,492,400
1.041%, 04/13/2016 (P)		300,000	306,421
Morgan Stanley, GMTN
1.100%, 01/16/2017 (P)		$2,000,000	$1,980,948
ProLogis
5.625%, 11/15/2015		$2,000,000	1,918,002
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month LIBOR
+ 1.865%) (Q)(H)		300,000	148,500
Reynolds American, Inc.
1.237%, 06/15/2011 (P)		400,000	397,350
Sara Lee Corp.
6.250%, 09/15/2011		800,000	847,149
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,393,603
Simon Property Group LP
6.125%, 05/30/2018		3,000,000	3,311,328
SLM Corp.
0.737%, 03/15/2011 (P)		1,700,000	1,662,702
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,541,630
Sprint Capital Corp.
8.750%, 03/15/2032		300,000	286,500
Sprint Nextel Corp.
6.000%, 12/01/2016		1,400,000	1,256,500
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,000,000
State Street Capital Trust IV
1.537%, 06/15/2037 (P)		20,000	14,308
The Cleveland Electric
Illuminating Company
5.700%, 04/01/2017		3,000,000	3,251,727
The Goldman Sachs Group, Inc.
1.113%, 02/02/2015 (P)	EUR	1,800,000	1,943,857
WM Covered Bond
Program, Series EMTN
4.000%, 09/27/2016		900,000	1,119,777

			110,934,145

TOTAL CORPORATE BONDS (Cost $375,958,871)			$365,951,024

MUNICIPAL BONDS - 0.81%
California - 0.51%
Golden State Tobacco Securitization Corp.
5.125%, 06/01/2047		200,000	128,720
5.750%, 06/01/2047		6,505,000	4,656,409
Metropolitan Water District
Southern California
5.000%, 10/01/2036		45,000	46,053

			4,831,182
Illinois - 0.02%
Chicago Illinois, Series A
8.754%, 01/01/2014		230,000	233,650

			233,650
Iowa - 0.04%
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023		445,000	388,476

			388,476

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.03%
New York City Municipal Water Finance
Authority, Series 1289
8.800%, 12/15/2013		$300,000	$305,085

			305,085
Ohio - 0.20%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047		2,700,000	1,927,071

			1,927,071
Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		800,000	44,864

			44,864

TOTAL MUNICIPAL BONDS (Cost $9,963,762)			$7,730,328

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.19%
Australia - 1.53%
Crusade Global Trust,
Series 2005-2, Class A2
5.045%, 08/14/2037 (P)	AUD	4,695,221	3,810,131
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.548%, 02/21/2038 (P)(S)		808,857	758,882
Series 2005-P11, Class BA,
4.878%, 08/22/2037 (P)		3,197,480	2,608,956
Series 2004-P10, Class BA,
5.220%, 07/12/2036 (P)		599,044	487,609
Swan, Series 2006-1E, Class A2
5.023%, 05/12/2037 (P)		1,955,069	1,599,711
The SMHL Programme,
Series 2009-3, Class A1
6.083%, 11/07/2040 (P)		3,319,268	2,805,068
Torrens Trust, Series 2007-1, Class A
5.160%, 10/19/2038 (P)		3,042,691	2,515,647

			14,586,004
Ireland - 0.21%
Immeo Residential Finance PLC,
Series 2007-2, Class A
0.879%, 12/15/2016 (P)	EUR	1,984,605	2,038,945

			2,038,945
Italy - 0.01%
Vela Home Srl, Series 2003-1, Class A1
0.924%, 10/24/2027 (P)		87,489	106,888

			106,888
Netherlands - 0.11%
Arena BV, Series 2000-I, Class A
6.100%, 11/15/2062 (P)		500,000	620,138
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.638%, 07/01/2034 (P)		75,626	90,339
Delphinus BV, Series 2001-II, Class A1
0.987%, 11/28/2031 (P)		130,366	157,445
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.938%, 11/20/2035 (P)		180,358	212,118

			1,080,040
United Kingdom - 1.32%
Alba PLC, Series 2006-2, Class A3A
0.900%, 12/15/2038 (P)	GBP	357,246	420,187
Bauhaus Securities, Ltd.,
Series 1, Class A2
0.974%, 10/30/2052 (P)	EUR	40,634	$49,219
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.857%, 03/18/2039 (P)		1,963,001	1,997,238
Series 2006-1, Class A2B,
0.877%, 06/18/2038 (P)		2,778,836	2,844,990
Newgate Funding PLC,
Series 2007-3X, Class A1
1.330%, 12/15/2050 (P)	GBP	2,138,866	3,117,441
Permanent Financing PLC,
Series 2004-4, Class 5A2
0.901%, 06/10/2042 (P)		1,500,000	2,211,944
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
0.868%, 06/12/2044 (P)	EUR	1,801,765	1,921,522
United States - 8.01%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.856%, 09/25/2035 (P)		$224,144	162,587
American Home Mortgage Assets,
Series 2006-5, Class A1
1.333%, 11/25/2046 (P)		1,262,598	579,226
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A
2.514%, 10/25/2034 (P)		129,755	110,833
Banc of America Funding Corp.
Series 2005-E, Class 1A1,
0.638%, 05/20/2035 (P)		556,809	305,054
Series 2006-J, Class 4A1,
5.978%, 01/20/2047 (P)		342,611	244,783
Banc of America Mortgage Securities,
Inc., Series 2005-B, Class 2A2
3.052%, 03/25/2035 (P)		1,616,937	1,387,187
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.517%, 01/25/2037 (P)		3,382,874	1,749,156
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)		2,986,160	2,765,480
Series 2003-6, Class 1A1,
2.864%, 08/25/2033 (P)		269,501	266,987
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)		1,118,901	1,031,909
Series 2004-2, Class 22A,
3.046%, 05/25/2034 (P)		527,486	482,613
Series 2003-9, Class 2A1,
3.399%, 02/25/2034 (P)		41,360	34,661
Series 2004-9, Class 22A1,
4.069%, 11/25/2034 (P)		182,694	171,907
Series 2003-7, Class 6A,
4.388%, 10/25/2033 (P)		254,437	258,307
Series 2004-2, Class 23A,
4.631%, 05/25/2034 (P)		213,951	200,759
Series 2005-12, Class 23A1,
5.701%, 02/25/2036 (P)		1,367,657	955,842
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
4.539%, 09/25/2035 (P)		1,677,647	1,267,919
Series 2005-9, Class 24A1,
5.225%, 11/25/2035 (P)		1,408,116	798,648

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Alt-A Trust (continued)
Series 2006-1, Class 21A2,
5.552%, 02/25/2036 (P)	$2,709,690	$1,443,872
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.487%, 01/26/2036 (P)	2,814,899	1,775,664
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	929,601	819,223
Series 2006-AR1, Class 1A1,
2.810%, 10/25/2035 (P)	397,369	329,108
Series 2005-6, Class A2,
3.157%, 08/25/2035 (P)	1,091,007	944,365
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049	5,600,000	5,439,020
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.527%, 05/25/2047 (P)	2,864,702	1,493,641
Series 2006-OA9, Class 2A1B,
0.548%, 07/20/2046 (P)	940,458	366,009
Series 2007-11T1, Class A12,
0.697%, 05/25/2037 (P)	706,812	344,716
Series 2005-56, Class 2A3,
1.921%, 11/25/2035 (P)	221,388	116,947
Series 2005-56, Class 2A2,
2.461%, 11/25/2035 (P)	184,616	99,897
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	357,315	278,837
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	507,474	327,544
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	315,927	206,979
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.677%, 02/25/2035 (P)	72,356	50,190
Series 2004-25, Class 2A1,
0.687%, 02/25/2035 (P)	106,633	68,948
Series 2004-12, Class 11A1,
3.385%, 08/25/2034 (P)	131,496	93,166
Series 2004-HYB5, Class 2A1,
3.506%, 04/20/2035 (P)	181,320	170,858
Series 2004-22, Class A3,
3.506%, 11/25/2034 (P)	433,253	369,419
Countrywide Mortgage Backed Securities,
Series 2005-2, Class 2A1
0.667%, 03/25/2035 (P)	161,995	95,347
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-AR13, Class 3A,
1.745%, 05/25/2032 (P)	5,719	5,689
Series 2003-AR18, Class 2A3,
2.496%, 07/25/2033 (P)	36,901	34,095
Series 2003-AR20, Class 2A1,
2.918%, 08/25/2033 (P)	623,099	601,794
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	38,065	38,545
Deutsche ALT-A Securities, Inc., Alternate
Loan Trust, Series 2007-1, Class 1A1
0.437%, 08/25/2037 (P)	171,823	167,124
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.658%, 11/19/2037 (P)	$2,600,000	$99,476
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.700%, 12/15/2030 (P)	164,239	164,453
Series T-62, Class 1A1,
1.621%, 10/25/2044 (P)	2,320,630	2,283,360
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.697%, 03/25/2044 (P)	129,408	119,213
Series 2002-W8, Class F,
0.747%, 09/25/2032 (P)	35,674	33,819
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1,
2.841%, 07/25/2033 (P)	108,150	106,350
Series 2003-AR4, Class 2A1,
2.916%, 12/25/2033 (P)	217,056	209,714
Series 2005-AR3, Class 2A1,
3.936%, 08/25/2035 (P)	212,018	202,350
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.700%, 11/15/2031 (P)	113,812	100,512
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.289%, 06/25/2034 (P)	41,249	34,768
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	3,544,576	4,135,777
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.427%, 10/25/2046 (P)	1,120,213	1,015,229
Series 2006-OH1, Class A1,
0.527%, 01/25/2037 (P)	419,031	225,461
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.999%, 10/25/2033 (P)	38,410	32,016
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.140%, 03/25/2033 (P)	184,552	181,059
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.047%, 01/25/2032 (P)	57,662	51,993
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.538%, 01/19/2038 (P)	972,557	515,335
Series 2005-4, Class 3A1,
2.964%, 07/19/2035 (P)	84,978	66,758
Series 2003-1, Class A,
3.004%, 05/19/2033 (P)	394,964	395,992
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.785%, 12/25/2034 (P)	134,545	98,501
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	760,322	681,168
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A6,
3.442%, 07/25/2035 (P)	991,741	769,293
Series 2007-A1, Class 5A5,
3.442%, 07/25/2035 (P)	1,090,915	1,058,228
Series 2003-A2, Class 3A1,
4.271%, 11/25/2033 (P)	260,666	260,230

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.587%, 05/25/2037 (P)		$638,939	$296,207
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.790%, 12/15/2030 (P)		96,945	90,652
Merrill Lynch Commercial Trust,
Series 2008, Class LAQ
0.888%, 07/09/2021 (P)(S)		2,699,443	2,491,019
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.557%, 02/25/2036 (P)		5,695,319	4,326,196
Series 2005-3, Class 4A,
0.597%, 11/25/2035 (P)		1,528,792	1,247,058
Series 2005-A8, Class A3A2,
0.597%, 08/25/2036 (P)		226,915	144,843
Series 2003-A2, Class 1A1,
2.697%, 02/25/2033 (P)		213,112	202,455
Series 2005-2, Class 1A,
4.250%, 10/25/2035 (P)		1,497,247	1,348,808
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)		2,400,000	2,467,520
Series 2007-8, Class A3,
6.154%, 08/12/2049 (P)		3,200,000	3,257,626
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.497%, 02/25/2047 (P)		876,868	384,033
Series 2006-QO6, Class A1,
0.527%, 06/25/2046 (P)		3,566,423	1,482,348
Series 2007-QH4, Class A2,
0.577%, 05/25/2037 (P)		1,197,686	292,195
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)		1,133,941	616,474
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.747%, 01/25/2046 (P)		937,916	421,255
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		588,073	433,590
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.066%, 09/25/2035 (P)		232,172	166,302
Sequoia Mortgage Trust
Series 5, Class A,
0.698%, 10/19/2026 (P)		68,294	56,331
Series 2003-4, Class 2A1,
0.698%, 07/20/2033 (P)		271,936	227,112
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-4, Class 3A2,
2.567%, 04/25/2034 (P)		540,962	458,931
Series 2004-1, Class 4A1,
2.744%, 02/25/2034 (P)		234,258	215,806
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)		849,686	775,958
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR5, Class 1A1,
0.557%, 05/25/2046 (P)		886,081	462,301
Series 2004-AR3, Class 1A2,
0.928%, 07/19/2034 (P)		124,238	107,688
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.457%, 11/25/2046 (P)		$1,396,496	$1,343,931
Series 2006-4, Class A2B,
0.463%, 07/25/2036 (P)		685,697	673,397
Series 2003-5, Class 1A,
3.739%, 10/25/2043 (P)		1,261,497	1,203,850
Wachovia Bank Commercial Mortgage
Trust, Series 2006-C28, Class A4
5.572%, 10/15/2048		2,192,000	2,267,939
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.577%, 04/25/2045 (P)		180,225	139,297
Series 2005-AR15, Class A1A1,
0.607%, 11/25/2045 (P)		330,785	256,301
Series 2005-AR2, Class 2A1A,
0.657%, 01/25/2045 (P)		89,194	67,701
Series 2003-R1, Class A1,
0.887%, 12/25/2027 (P)		280,353	252,120
Series 2006-AR19, Class 1A,
1.161%, 01/25/2047 (P)		914,657	485,095
Series 2006-AR9, Class 1A,
1.421%, 08/25/2046 (P)		650,609	391,721
Series 2002-AR17, Class 1A,
1.621%, 11/25/2042 (P)		531,089	457,641
Series 2003-AR5, Class A7,
2.700%, 06/25/2033 (P)		173,735	166,633
Series 2003-AR9, Class 1A6,
2.829%, 09/25/2033 (P)		884,687	880,313
Series 2002-AR2, Class A,
3.109%, 02/27/2034 (P)		121,642	119,295
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.361%, 07/25/2046 (P)		619,393	243,487
Wells Fargo Mortgage Backed Securities
Trust, Series 2005-AR11, Class 1A1
4.598%, 06/25/2035 (P)		4,049,395	4,032,639

			76,249,978

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $124,338,963)			$106,624,396

ASSET BACKED SECURITIES - 1.30%
Canada - 0.29%
Ford Auto Securitization Trust
Series 2009-R1A, Class A1,
3.396%, 11/15/2011 (S)		1,399,766	1,323,424
Series 2009-R1A, Class A2,
4.817%, 10/15/2012 (S)		1,500,000	1,457,574

			2,780,998
Ireland - 0.06%
SC Germany Auto, Series 2007-1, Class A
0.506%, 08/11/2015 (P)	EUR	427,796	521,273

			521,273
Netherlands - 0.08%
Globaldrive BV, Series 2007-1, Class B
0.733%, 06/20/2015 (P)		650,000	791,132

			791,132

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
United Kingdom - 0.20%
Bumper 2 SA, Series 2009-3, Class A
2.229%, 06/20/2022 (P)	$1,505,251	$1,842,091
United States - 0.67%
Access Group, Series 2008-1, Class A
1.615%, 10/27/2025 (P)	$2,125,141	2,177,641
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.927%, 07/25/2032 (P)	6,344	5,378
Amresco Residential Securities,
Series 1999-1, Class A
1.287%, 06/25/2029 (P)	27,650	21,496
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.578%, 12/20/2027 (P)	27,397	18,632
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.770%, 06/15/2012 (P)	1,589,575	1,598,524
Home Equity Asset Trust,
Series 2002-1, Class A4
0.947%, 11/25/2032 (P)	1,283	878
Nelnet Student Loan Trust,
Series 2008-4, Class A1
0.846%, 04/27/2015 (P)	726,638	727,218
Residential Asset Mortgage Products,
Inc., Series 2002-RS3
0.907%, 06/25/2032 (P)	13,177	10,384
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.847%, 07/25/2032 (P)	43,094	21,626
Securitized Asset Backed Receivables LLC
Trust, Series 2007-NC1, Class A2A
0.397%, 12/25/2036 (P)	578,760	548,235
Small Business Administration
Participation Certificate
Series 2004-10A, Class 1,
4.120%, 03/10/2014	918,968	953,585
Series 2000-20K, Class 1,
7.220%, 11/01/2020	102,307	112,412
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.577%, 10/25/2035 (P)	210,057	206,359

		6,402,368

TOTAL ASSET BACKED SECURITIES (Cost $12,573,142)		$12,337,862

TERM LOANS (M) -0.40%
Australia - 0.30%
Seven Media Group
6.058%, 02/07/2013	2,765,714	2,311,216
6.843%, 12/28/2012	659,961	553,313
United States - 0.10%
Ford Motor Company
3.144%, 12/15/2013	958,906	904,968

TOTAL TERM LOANS (Cost $3,709,216)		$3,769,497

PREFERRED STOCKS - 0.21%
United States - 0.21%
DG Funding Trust (N)(S)	236	1,871,542
SLM Corp. (N)	9,800	162,190

		2,033,732

TOTAL PREFERRED STOCKS (Cost $2,611,850)		$2,033,732

SHORT-TERM INVESTMENTS - 4.99%
Repurchase Agreement - 3.09%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2010 at 0.020%
to be repurchased at $27,400,015 on
07/01/2010, collateralized by
$28,000,000 Federal National Mortgage
Association, zero coupon due
01/24/2011 (valued at $27,958,000)	$27,400,000	$27,400,000
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $2,068,001 on
07/01/2010, collateralized by
$2,115,000 Federal Home Loan
Mortgage Corp., zero coupon due
08/03/2010 (valued at $2,112,885).	2,068,000	2,068,000

		29,468,000
Short-Term Securities - 1.90%
Federal Home Loan Mortgage Corp.
Discount Notes, 0.254%, 10/20/2010	5,000,000	4,996,146
Federal National Mortgage Association
Discount Notes, 0.200%, 08/17/2010	8,600,000	8,597,754
U.S. Treasury Bills,
0.111%, 08/05/2010 (F)	3,835,000	3,814,682
U.S. Treasury Bills,
0.134%, 07/01/2010 (F)	270,000	270,000
U.S. Treasury Bills,
0.212%, 08/26/2010 (F)	180,000	179,947
U.S. Treasury Bills, 0.228%, 08/26/2010	180,000	179,939

		18,038,468

TOTAL SHORT-TERM INVESTMENTS (Cost $46,307,441)		$47,506,468

Total Investments (Global Bond Trust)
(Cost $980,385,134) - 98.99%		$942,849,078
Other assets and liabilities, net - 1.01%		9,653,922

TOTAL NET ASSETS - 100.00%		$952,503,000

High Income Trust

	Shares or Principal Amount	Value

CORPORATE BONDS - 35.76%
Basic Materials - 5.70%
American Pacific Corp.
9.000%, 02/01/2015	$1,300,000	$1,261,000
CII Carbon LLC
11.125%, 11/15/2015 (S)	8,435,000	8,203,037
NewPage Corp.
11.375%, 12/31/2014	1,350,000	1,225,125
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	930,000	1,021,838
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	2,000,000	1,570,000
Union Carbide Chemicals & Plastics
7.875%, 04/01/2023	40,000	39,600
Verso Paper Holdings LLC
11.500%, 07/01/2014	465,000	501,037

		13,821,857

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications - 15.13%
Cablevision Systems Corp.
8.625%, 09/15/2017 (S)		$2,630,000	$2,682,600
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	1,900,000	1,237,915
12.750%, 02/15/2014 to 02/14/2016		$5,796,157	5,062,611
18.000%, 09/14/2014		660,350	642,854
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016 (S)		8,789,407	10,236,465
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		4,311,832	2,932,046
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)		620,000	613,800
8.875%, 01/15/2015 (S)		865,000	845,537
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,565,000	1,584,562
Vertis, Inc., PIK
13.500%, 04/01/2014		1,059,487	442,336
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012		5,436,376	5,001,466
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)		3,000,000	3,202,500
13.000%, 08/01/2013 (S)		2,035,000	2,223,238

			36,707,930
Consumer, Cyclical - 11.00%
Alaska Airlines, Inc., Series D
9.500%, 04/12/2012		59,180	56,517
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		1,400,000	1,466,500
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		3,000,000	3,157,500
American Airlines, Inc.
10.320%, 07/30/2014 (S)		911,571	812,666
D.R. Horton, Inc.
9.750%, 09/15/2010		18,000	18,067
Exide Technologies, Series B
10.500%, 03/15/2013		2,100,000	2,121,000
Fontainebleau Las Vegas Holdings
LLC, PIK
12.500%, 06/01/2022 (H)		4,004,390	0
GOL Finance
8.750%, 04/29/2049 (S)		2,000,000	1,820,000
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)		8,130,000	2,764,200
Mashantucket Western Pequot
Tribe, Series A
8.500%, 11/15/2015 (H)(S)		17,090,000	2,606,225
MGM Resorts International
11.125%, 11/15/2017		1,235,000	1,361,587
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014		2,000,000	1,445,000
MTR Gaming Group, Inc.
12.625%, 07/15/2014		2,500,000	2,506,250
Tenneco, Inc.
8.625%, 11/15/2014		1,275,000	1,286,156
Travelport LLC
9.875%, 09/01/2014		2,550,000	2,556,375
Trump Entertainment Resorts, Inc.
8.500%, 06/01/2015 (H)		14,635,000	18,294
United Air Lines, Inc.
12.750%, 07/15/2012		2,500,000	2,690,625

			26,686,962
Consumer, Non-cyclical - 0.33%
FAGE Dairy Industry SA
9.875%, 02/01/2020 (S)		$925,000	$800,373
Energy - 0.38%
Dominion Petroleum Acquisitions
10.000%, 10/01/2011		1,002,369	919,920
Financial - 2.27%
Ford Motor Credit Company LLC
7.500%, 08/01/2012		1,225,000	1,252,653
8.125%, 01/15/2020		550,000	561,381
iStar Financial, Inc.
10.000%, 06/15/2014		1,311,000	1,297,890
Realogy Corp.
10.500%, 04/15/2014		1,000,000	847,500
Realogy Corp., PIK
11.000%, 04/15/2014		1,852,812	1,547,098

			5,506,522
Industrial - 0.12%
Northwest Airlines, Inc.,
Escrow Certificates
zero coupon 01/16/2017 (I)		4,640,000	0
6.625%, 02/15/2023 (I)		15,810,000	19,762
7.625%, 11/15/2023 (I)		8,965,000	11,206
USG Corp.
9.750%, 08/01/2014 (S)		245,000	254,800

			285,768
Utilities - 0.83%
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016		3,168,750	2,028,000

TOTAL CORPORATE BONDS (Cost $106,894,515)			$86,757,332

CONVERTIBLE BONDS - 12.95%
Communications - 3.73%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		9,735,000	9,048,683
Consumer, Cyclical - 9.22%
AMR Corp.
6.250%, 10/15/2014		1,400,000	1,333,500
Continental Airlines, Inc.
5.000%, 06/15/2023		3,950,000	4,468,437
Ford Motor Company
4.250%, 11/15/2016		5,060,000	6,306,025
UAL Corp.
4.500%, 06/30/2021		5,000,000	4,856,000
US Airways Group, Inc.
7.000%, 09/30/2020		1,000,000	1,000,000
7.250%, 05/15/2014		2,150,000	4,396,750

			22,360,712

TOTAL CONVERTIBLE BONDS (Cost $22,664,576)			$31,409,395

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.00%
GS Mortgage Securities Corp.,
Series 2006-3, Class OS, Net Interest
Margin Notes
Zero Coupon 10/26/2037 (I)		5,000	500
Harborview Mortgage Loan Trust,
Series 2006-BU1, Class R, Net Interest
Margin Notes
Zero Coupon 02/19/2046 (I)		161,449,387	2

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Lehman XS
Series 2007-GPM8, Class A3,
9.000%, 01/28/2047 (I)(S)	$341,372	$0
Series 2007-GPM8, Class A4,
9.000%, 01/28/2047 (I)(S)	505,000	5
RALI Asset Holdings Corp., Series 2006,
Class Q04, Net Interest Margin Notes
Zero Coupon 11/21/2037 (I)	180	0

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,812,448)		$507

COMMON STOCKS - 7.07%
Consumer Discretionary - 5.65%
Auto Components
Federal Mogul Corp. (I)	32,948	428,983

Hotels, Restaurants & Leisure
Fontainebleau Resorts LLC, Class A (I)	68,468	0

Media
Canadian Satellite Radio Holdings, Inc. (I)	353,078	928,673
Canadian Satellite Radio Holdings,
Inc., Class A (I)	452,601	1,190,440
Charter Communications, Inc., Class A (I)	309,218	10,915,395
The Star Tribune Company (I)	12,940	258,800
Vertis Holdings, Inc. (I)	50,280	0

		13,293,308

		13,722,291
Energy - 0.10%
Oil, Gas & Consumable Fuels
Dominion Petroleum, Ltd., GDR (I)	3,086,171	234,283
Materials - 1.32%
Paper & Forest Products
Tembec, Inc.	27,054	51,590
Smurfit-Stone Container Enterprises, Inc.	127,173	3,147,532

		3,199,122

		3,199,122
Telecommunication Services - 0.00%
Diversified Telecommunication Services
Muzak Holdings LLC (I)	58,550	0

TOTAL COMMON STOCKS (Cost $16,998,910)		$17,155,696

PREFERRED STOCKS - 5.08%
Consumer Discretionary - 1.43%
Auto Components - 1.43%
Lear Corp., Series A (N)	53,727	3,479,898
Financials - 2.55%
Commercial Banks - 0.77%
Wells Fargo & Company, Series L 7.500%	2,003	1,864,793
Diversified Financial Services - 0.39%
Bank of America Corp., Series L, 7.250%	1,025	930,700
Pliant Corp., PIK, 13.000%	1,287	193

		930,893
Real Estate Investment Trusts - 1.39%
iStar Financial, Inc., Series E 7.875%	142,730	1,831,226
iStar Financial, Inc., Series F, 7.800%	120,359	$1,549,020

		3,380,246

		6,175,932
Industrials - 1.10%
Airlines - 1.10%
Continental Airlines Finance Trust
II, 6.000%	91,300	2,664,819

TOTAL PREFERRED STOCKS (Cost $9,113,981)		$12,320,649

TERM LOANS (M) - 16.37%
Basic Materials - 0.21%
AbitibiBowater, Inc.
11.000%, 03/30/2011	355,571	342,534
Tembec, Inc.
7.354%, 02/28/2012	188,750	173,807

		516,341
Communications - 0.31%
The Star Tribune Company
8.000%, 09/28/2014	495,101	445,591
8.000%, 09/29/2014	330,067	297,060

		742,651
Consumer, Cyclical - 15.48%
Greektown Holdings LLC
- 09/30/2010 (U)	429,559	433,854
Greektown Holdings LLC
14.500%, 09/30/2010	4,115,333	4,156,486
Greektown Holdings LLC, PIK
6.750%, 12/02/2010	1,089,724	1,100,621
6.750%, 12/02/2010	7,635,613	7,711,970
7.000%, 12/03/2012	16,972,991	17,142,721
7.000%, 12/03/2012	3,135,431	3,166,785
Trump Entertainment Resorts, Inc.
4.458%, 11/25/2010 (U)	563,051	563,051
US Airways Group, Inc.
2.813%, 03/21/2014	4,160,000	3,291,600

		37,567,088
Financial - 0.37%
Realogy Corp.
13.500%, 10/15/2017	860,000	897,266

TOTAL TERM LOANS (Cost $32,339,741)		$39,723,346

WARRANTS - 0.01%
Consumer Discretionary - 0.00%
Star Tribune Company (Expiration Date:
09/28/2013; Strike Price $151.23) (I)	5,140	0
Industrials - 0.01%
World Color Press, Inc. (Expiration Date:
07/20/2014; Strike Price: $16.30) (I)	22,935	19,036

TOTAL WARRANTS (Cost $267,453)		$19,036

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 30.12%
Repurchase Agreement - 13.76%
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $33,370,278 on
07/01/2010, collateralized by
$32,155,000 U.S. Treasury Notes.,
3.125% due 04/30/2017 (valued at
$33,813,748, including interest) and
$255,000 U.S. Treasury Notes, 1.000%
due 12/31/2011 (valued at $256,913,
including interest)	$33,370,269	$33,370,269
Short-Term Securities - 16.36%
Federal Home Loan Bank Discount Note,
0.010% 07/01/2010	39,000,000	38,999,935
Federal Home Loan Bank Discount Note,
0.010% 07/07/2010	700,000	700,000

		39,699,935

TOTAL SHORT-TERM INVESTMENTS (Cost $73,070,204)		$73,070,204

Total Investments (High Income Trust)
(Cost $269,161,828) - 107.36%		$260,456,165
Other assets and liabilities, net - (7.36%)		(17,850,692)

TOTAL NET ASSETS - 100.00%		$242,605,473

High Yield Trust

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.88%
Argentina - 0.93%
Republic of Argentina
zero coupon 12/15/2035 (H)	EUR	14,807,783	1,321,862
7.000%, 03/18/2004 (J)	ARS	75,000,000	13,973
7.250%, 09/12/2013 (H)		$1,141,000	1,014,064
7.625%, 08/11/2007 (J)	ARS	75,000,000	19,065
7.820%, 12/31/2033 (H)(P)	EUR	6,323,514	4,542,965
8.000%, 02/26/2008 to 10/30/2009 (J)	ARS	75,040,000	33,380
8.500%, 02/23/2005 (J)	EUR	78,000	14,630
8.750%, 06/02/2017 (H)		$1,627,578	1,389,545
9.000%, 06/20/2003 to 05/26/2009 (J)	EUR	158,000	72,289
9.250%, 10/21/2002 to 07/20/2004 (J)		80,000	29,104
9.750%, 11/26/2003 (J)		40,000	15,951
10.000%, 01/03/2007 to 09/07/2007 (J)		75,080,000	44,566
10.500%, 11/14/2002 (J)		78,000	13,899
11.750%, 05/20/2011 (H)		$78,000	10,241

			8,535,534
Brazil - 0.81%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	14,042,000	7,442,728

			7,442,728
Indonesia - 0.64%
Republic of Indonesia
9.750%, 05/15/2037	IDR	14,208,000,000	1,523,776
10.250%, 07/15/2022 to 07/15/2027		21,588,000,000	2,642,506
11.000%, 09/15/2025		13,687,000,000	1,725,803

			5,892,085
Russia - 0.00%
Government of Russia
7.500%, 03/31/2030		$4,600	5,186
Turkey - 0.83%
Republic of Turkey
6.750%, 05/30/2040		3,254,000	3,262,135
6.875%, 03/17/2036		3,615,000	3,732,488
7.000%, 09/26/2016 to 06/05/2020		617,000	685,941

			7,680,564
Venezuela - 0.67%
Republic of Venezuela
zero coupon 04/15/2020		346,000	86,500
5.750%, 02/26/2016		3,571,000	2,231,875
7.650%, 04/21/2025		925,000	499,500
8.500%, 10/08/2014		433,000	332,328
9.375%, 01/13/2034		1,504,000	932,480
10.750%, 09/19/2013		2,420,000	2,105,400

			6,188,083

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $39,144,083)			$35,744,180

CREDIT LINKED NOTES (K) - 0.17%
Russia - 0.17%
Russian Agricultural Bank (HSBC
Bank PLC)
8.900%, 12/20/2010	RUB	62,682,000	1,568,578

			1,568,578

TOTAL CREDIT LINKED NOTES (K) (Cost $2,560,016)			$1,568,578

CORPORATE BONDS - 82.28%
Basic Materials - 7.09%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)		2,153,481	2,277,306
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)		5,197,000	4,417,450
Ashland, Inc.
9.125%, 06/01/2017		5,715,000	6,257,925
CF Industries, Inc.
6.875%, 05/01/2018		340,000	345,950
7.125%, 05/01/2020		1,250,000	1,281,250
Evraz Group SA
8.875%, 04/24/2013 (S)		3,110,000	3,179,940
9.500%, 04/24/2018 (S)		1,010,000	1,014,545
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		2,770,000	2,811,550
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)		3,725,000	3,971,781
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		3,905,000	4,129,538
Ineos Finance PLC
9.000%, 05/15/2015 (S)		1,780,000	1,775,550
Kerling PLC
10.625%, 01/28/2017 (S)		2,053,000	2,541,917
Lyondell Chemical Company
11.000%, 05/01/2018		5,488,866	5,886,809
NewPage Corp.
11.375%, 12/31/2014		7,170,000	6,506,775
Ryerson Holding Corp.
Zero Coupon 02/01/2015 (S)		9,900,000	4,368,375
Vale Overseas, Ltd.
6.875%, 11/21/2036		120,000	125,101
8.250%, 01/17/2034		2,064,000	2,422,581

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	$2,630,000	$2,762,943
Verso Paper Holdings LLC
11.500%, 07/01/2014	8,615,000	9,282,663

		65,359,949
Communications - 13.20%
Allbritton Communications Company
8.000%, 05/15/2018 (S)	620,000	613,800
Axtel SAB de CV
7.625%, 02/01/2017 (S)	4,080,000	3,621,000
9.000%, 09/22/2019	98,000	87,220
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	951,397	1,108,378
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)	300,000	279,000
13.250%, 07/15/2015 (S)	3,250,000	3,022,500
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	16,180,000	17,959,800
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	2,610,000	1,800,900
CMP Susquehanna Corp.
9.875%, 05/15/2014 (S)	221,000	82,875
DISH DBS Corp.
7.875%, 09/01/2019	8,770,000	9,120,800
Globo Comunicacoes e Participacoes SA
7.250%, 04/26/2022 (S)	1,494,000	1,553,760
GXS Worldwide, Inc.
9.750%, 06/15/2015 (S)	2,670,000	2,549,850
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)	5,405,000	541
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	2,570,000	2,627,825
Intelsat Intermediate Holding
Company, Ltd. (Zero Coupon Steps up
to 9.500% on 08/02/2010)
02/01/2015	2,140,000	2,177,450
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	440,000	468,600
11.500%, 06/15/2016	15,325,000	16,244,500
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)	3,500,000	3,097,500
Net Servicos de Comunicacao SA
7.500%, 01/27/2020 (S)	2,700,000	2,821,500
NetFlix, Inc.
8.500%, 11/15/2017	1,980,000	2,059,200
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	4,150,000	3,952,875
Sprint Capital Corp.
8.750%, 03/15/2032	23,975,000	22,896,125
Sun Media Corp.
7.625%, 02/15/2013	1,010,000	1,010,000
True Move Company, Ltd.
10.375%, 08/01/2014 (S)	2,960,000	2,878,600
10.750%, 12/16/2013 (S)	7,924,000	7,789,330
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	3,667,000	3,777,010
Univision Communications, Inc.
12.000%, 07/01/2014 (S)	1,270,000	1,362,075
UPC Holding BV
9.875%, 04/15/2018 (S)	2,925,000	2,939,625
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	$3,770,000	$3,845,400

		121,748,039
Consumer, Cyclical - 13.74%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	165,000	172,838
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	9,920,000	9,076,800
Continental Airlines, Inc.
7.339%, 04/19/2014	4,389,962	4,148,514
Cooper-Standard Automotive, Inc.
8.500%, 05/01/2018 (S)	1,690,000	1,702,675
Delta Air Lines, Inc.
7.711%, 09/18/2011	2,275,000	2,252,250
8.021%, 08/10/2022	1,684,340	1,604,334
9.500%, 09/15/2014 (S)	2,890,000	3,034,500
9.750%, 12/17/2016	1,900,477	1,976,496
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	4,500,000	4,230,000
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	13,795,000	10,855,375
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	13,575
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	2,379,000	1,576,088
10.000%, 12/15/2015	2,087,000	1,914,823
10.750%, 02/01/2016	6,449,000	5,143,078
11.250%, 06/01/2017	10,294,000	10,834,435
Indianapolis Downs Capital LLC
11.000%, 11/01/2012 (S)	2,705,000	2,133,569
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	10,863,000	5,268,555
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	3,580,000	3,705,300
MGM Resorts International
6.750%, 09/01/2012 to 04/01/2013	6,780,000	6,161,400
8.375%, 02/01/2011	1,129,000	1,140,290
10.375%, 05/15/2014	770,000	837,375
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.00% on 11/01/2011)
11/01/2016	6,060,000	5,393,400
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	3,415,000	2,467,338
8.000%, 04/01/2012	1,690,000	1,474,525
11.500%, 11/01/2017 (S)	2,920,000	2,890,800
Motors Liquidation Company
7.200%, 01/15/2011 (H)	17,280,000	5,227,200
8.375%, 07/15/2033 (H)	4,005,000	1,281,600
NCL Corp, Ltd.
11.750%, 11/15/2016	6,650,000	6,949,250
Oxford Industries, Inc.
11.375%, 07/15/2015	4,985,000	5,483,500
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	1,250,000	1,260,938
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	580,000	543,750
8.750%, 05/15/2020 (S)	410,000	379,763
QVC, Inc.
7.375%, 10/15/2020 (S)	2,805,000	2,727,863
Sbarro, Inc.
10.375%, 02/01/2015	4,145,000	3,274,550

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	$2,960,000	$2,360,600
9.125%, 02/01/2015 (S)	1,645,000	1,377,688
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	10,293,000	611,147
6.500%, 02/01/2014 (H)	2,340,000	17,550
6.625%, 03/15/2018 (H)	2,257,000	1,693
7.750%, 08/15/2016 (H)	5,098,000	321,811
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	3,162,000	31,620
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	5,404,000	4,863,600

		126,722,456
Consumer, Non-cyclical - 11.38%
ACCO Brands Corp.
10.625%, 03/15/2015	3,835,000	4,160,975
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	4,975,000	5,062,063
American Achievement Corp.
8.250%, 04/01/2012 (S)	1,756,000	1,742,830
American Greetings Corp.
7.375%, 06/01/2016	2,447,000	2,440,883
American Renal Holdings
8.375%, 05/15/2018 (S)	1,980,000	1,960,200
Ashtead Holdings PLC
8.625%, 08/01/2015 (S)	885,000	876,150
Bankrate, Inc.
11.750%, 07/15/2015	820,000	832,300
Biomet, Inc.
10.000%, 10/15/2017	4,080,000	4,386,000
11.625%, 10/15/2017	826,000	894,145
Biomet, Inc., PIK
10.375%, 10/15/2017	1,299,000	1,396,425
Bumble Bee Foods LLC
7.750%, 12/15/2015 (S)	1,630,000	1,640,188
Capella Healthcare, Inc.
9.250%, 07/01/2017 (S)	580,000	585,800
CRC Health Corp.
10.750%, 02/01/2016	11,535,000	10,612,200
Dyncorp International, Inc.
10.375%, 07/01/2017 (S)	1,000,000	1,002,500
FMC Finance III SA
6.875%, 07/15/2017	2,160,000	2,181,600
Garda World Security Corp.
9.750%, 03/15/2017 (S)	1,610,000	1,634,150
H&E Equipment Services, Inc.
8.375%, 07/15/2016	3,050,000	2,867,000
HCA, Inc.
6.250%, 02/15/2013	40,000	39,300
6.300%, 10/01/2012	6,690,000	6,656,550
7.500%, 11/06/2033	2,800,000	2,394,000
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	1,140,000	1,392,195
Michael Foods, Inc.
9.750%, 07/15/2018 (S)	1,120,000	1,150,800
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	2,040,000	1,744,200
RSC Equipment Rental, Inc.
10.000%, 07/15/2017 (S)	1,050,000	1,126,125
Sotheby’s
7.750%, 06/15/2015	2,260,000	2,260,000
Spectrum Brands, Inc.
9.500%, 06/15/2018 (S)	1,970,000	2,031,563
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	$6,275,000	$6,369,125
Tenet Healthcare Corp.
10.000%, 05/01/2018 (S)	7,552,000	8,344,960
Trico Shipping AS
11.875%, 11/01/2014 (S)	6,910,000	6,633,600
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	15,676,000	14,578,680
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	5,940,000	5,969,700

		104,966,207
Diversified - 0.76%
Leucadia National Corp.
8.125%, 09/15/2015	4,540,000	4,653,500
Smurfit Kappa Funding PLC
7.750%, 04/01/2015	2,360,000	2,330,500

		6,984,000
Energy - 9.34%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,730,000	1,747,300
Basic Energy Services, Inc.
11.625%, 08/01/2014	2,040,000	2,193,000
Belden & Blake Corp.
8.750%, 07/15/2012	16,501,000	15,387,183
Berry Petroleum Company
10.250%, 06/01/2014	4,587,000	4,931,025
Chesapeake Energy Corp.
6.250%, 01/15/2018	6,915,000	6,984,150
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	1,480,000	1,409,700
9.500%, 05/15/2016	280,000	284,200
Corral Petroleum Holdings AB
2.000%, 09/18/2011 (P)(S)	7,204,743	6,520,292
Enterprise Products Operating LLC
(7.034% to 01/15/18, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	3,665,000	3,371,800
Enterprise Products Operating LLC
(8.375% to 08/01/16, then 3 month
LIBOR + 3.708%)
08/01/2066	1,560,000	1,558,050
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	3,225,000	2,862,188
International Coal Group, Inc.
9.125%, 04/01/2018	5,360,000	5,360,000
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	2,050,000	2,198,625
Murray Energy Corp.
10.250%, 10/15/2015 (S)	4,200,000	4,179,000
Peabody Energy Corp.
7.875%, 11/01/2026	830,000	871,500
Petrobras International Finance Company
6.875%, 01/20/2040	1,105,000	1,114,042
Quicksilver Resources, Inc.
8.250%, 08/01/2015	2,150,000	2,123,125
11.750%, 01/01/2016	6,780,000	7,474,950
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	12,060,000	11,713,275
Stone Energy Corp.
8.625%, 02/01/2017	3,340,000	3,006,000
The Griffin Coal Mining
Company Pty, Ltd.
9.500%, 12/01/2016 (H)(S)	250,000	152,813

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Transocean, Inc.
6.625%, 04/15/2011	$650,000	$634,476

		86,076,694
Financial - 13.44%
AES Ironwood LLC
8.857%, 11/30/2025	414,807	396,140
Ally Financial, Inc.
zero coupon 12/01/2012 to 06/15/2015	9,530,000	6,768,575
8.000%, 12/31/2018	1,142,000	1,050,640
American International Group, Inc.
8.250%, 08/15/2018	3,515,000	3,558,938
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	2,012,400	1,167,192
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (H)(S)	3,460,000	3,425,400
BankAmerica Institutional
Capital, Series A
8.070%, 12/31/2026 (S)	3,200,000	3,104,000
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	16,424,417	14,886,837
Credit Agricole SA (8.375% to
10/13/2019, then 3 month LIBOR
+ 6.982%) (Q)(S)	3,000,000	2,835,000
Entertainment Properties Trust
7.750%, 07/15/2020 (S)	540,000	536,027
Ford Motor Credit Company LLC
12.000%, 05/15/2015	16,595,000	19,210,389
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	4,955,000	5,369,981
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)	884,000	813,289
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022	1,907,000	1,759,208
International Lease Finance Corp.
5.625%, 09/20/2013	1,100,000	992,750
6.375%, 03/25/2013	1,570,000	1,471,875
8.750%, 03/15/2017 (S)	1,690,000	1,601,275
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	2,545,000	2,621,350
Lehman Brothers Holdings, Inc.
5.250%, 02/06/2012 (H)	6,255,000	1,235,363
Lukoil International Finance BV
6.356%, 06/07/2017	2,560,000	2,598,400
Metlife Capital Trust IV
7.875%, 12/15/2037 (S)	1,890,000	1,814,400
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)	740,000	727,050
NB Capital Trust IV
8.250%, 04/15/2027	1,300,000	1,267,500
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	2,170,000	1,887,900
7.000%, 05/01/2017 (S)	3,380,000	2,754,700
Realogy Corp.
10.500%, 04/15/2014	11,150,000	9,449,625
Realogy Corp., PIK
11.000%, 04/15/2014	271,625	226,807
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 (S)	2,344,000	2,326,420
RSHB Capital SA for OJSC Russian
Agricultural Bank (continued)
7.125%, 01/14/2014	$1,145,000	$1,210,838
9.000%, 06/11/2014 (S)	2,330,000	2,615,425
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%) (Q)	2,490,000	2,611,751
SLM Corp.
8.000%, 03/25/2020	9,690,000	8,509,622
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	3,215,000	2,853,313
TNK-BP Finance SA
6.625%, 03/20/2017	823,000	810,655
7.875%, 03/13/2018 (S)	3,340,000	3,480,280
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)	6,600,000	6,006,000

		123,954,915
Industrial - 6.34%
Ball Corp.
6.625%, 03/15/2018	60,000	60,150
Berry Plastics Corp.
9.500%, 05/15/2018 (S)	2,000,000	1,830,000
Case New Holland, Inc.
7.750%, 09/01/2013	800,000	818,000
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	8,135,000	8,053,650
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	4,405,000	4,581,200
Graham Packaging Company LP
9.875%, 10/15/2014	440,000	449,900
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	2,810,000	2,669,500
Kansas City Southern de Mexico SA de CV
7.375%, 06/01/2014	5,860,000	5,962,550
7.625%, 12/01/2013	1,565,000	1,596,300
8.000%, 02/01/2018 (S)	1,590,000	1,645,650
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)	1,550,000	1,573,250
Metals USA, Inc.
11.125%, 12/01/2015	3,721,000	3,907,050
NXP BV / NXP Funding LLC
7.875%, 10/15/2014	5,060,000	4,642,550
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)	3,305,000	3,461,988
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	3,210,000	3,153,825
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	2,275,000	228
RailAmerica, Inc.
9.250%, 07/01/2017	4,196,000	4,395,310
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	500,000	505,000
Syncreon Global Ireland Ltd. / Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)	2,880,000	2,779,200
Triumph Group, Inc.
8.625%, 07/15/2018 (S)	2,230,000	2,274,600
Wyle Services Corp.
10.500%, 04/01/2018 (S)	4,065,000	4,044,675

		58,404,576

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Technology - 1.76%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)	$1,645,000	$1,645,000
First Data Corp., PIK
10.550%, 09/24/2015	16,201,822	11,867,835
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	250,000	246,875
10.125%, 12/15/2016	1,830,000	1,464,000
Freescale Semiconductor, Inc., PIK
9.125%, 12/15/2014	1,124,970	1,006,848
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)(S)	12,970,000	0

		16,230,558
Utilities - 5.23%
Colbun SA
6.000%, 01/21/2020 (S)	1,010,000	1,054,466
Edison Mission Energy
7.625%, 05/15/2027	6,850,000	3,887,375
7.750%, 06/15/2016	1,300,000	903,500
EEB International, Ltd.
8.750%, 10/31/2014 (S)	1,880,000	2,072,700
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	48,782,665	31,708,718
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	7,989,214	8,568,432

		48,195,191

TOTAL CORPORATE BONDS (Cost $773,030,776)		$758,642,585

CONVERTIBLE BONDS - 0.36%
Industrial - 0.36%
Cemex SAB de CV
4.875%, 03/15/2015 (S)	230,000	227,413
Horizon Lines, Inc.
4.250%, 08/15/2012	3,785,000	3,122,625

		3,350,038

TOTAL CONVERTIBLE BONDS (Cost $3,501,975)		$3,350,038

TERM LOANS (M) -6.09%
Communications - 0.26%
Citadel Broadcasting Corp.
- 06/03/2015 (T)	355,579	335,335
SuperMedia, Inc.
10.250%, 12/31/2015	2,418,129	2,070,090

		2,405,425
Consumer, Cyclical - 0.71%
Allison Transmission, Inc.
3.320%, 08/07/2014	3,090,685	2,811,559
Ford Motor Company
3.560%, 11/29/2013	2,446,190	2,308,591
Michaels Stores, Inc.
2.500%, 07/31/2016	1,485,833	1,410,481
Simmons Holdco, Inc., PIK
7.390%, 02/15/2012	3,958,740	9,897

		6,540,528
Consumer, Non-cyclical - 1.78%
Bausch & Lomb, Inc.
4.709%, 04/11/2015	4,873,827	4,580,695
Community Health Systems, Inc.
7.614%, 07/02/2014	1,883,286	1,756,164
IASIS Healthcare LLC / IASIS
Capital Corp.
6.289%, 06/15/2014	7,612,096	6,755,735
United Air Lines, Inc.
2.313%, 01/12/2014	$3,801,741	$3,324,717

		16,417,311
Energy - 2.24%
Ashmore Energy International
3.273%, 03/30/2012	4,201,997	3,906,105
Energy Future Holdings Corp.
3.729%, 10/10/2014	9,904,079	7,293,423
NRG Energy, Inc.
1.810%, 02/01/2014	1,242,439	1,183,423
Turbo Beta, Ltd.
14.500%, 03/15/2018	9,716,231	8,307,378

		20,690,329
Financial - 0.57%
Realogy Corp.
13.500%, 10/15/2017	5,000,000	5,216,665
Industrial - 0.53%
Berry Plastics Holding Company
7.452%, 04/03/2015	989,770	871,960
Hawker Beechcraft Acquisition
Company LLC
2.273%, 03/26/2014	4,959,026	3,996,147

		4,868,107

TOTAL TERM LOANS (Cost $59,064,737)		$56,138,365

COMMON STOCKS - 2.32%
Consumer Discretionary - 1.58%
Media - 1.58%
Citadel Broadcasting Corp. (I)	20,735	518,375
Charter Communications,
Inc., Class A (I)(L)	388,812	13,725,064
Dex One Corp. (I)	5,180	98,420
SuperMedia, Inc. (I)(L)	13,935	254,871

		14,596,730

		14,596,730
Energy - 0.10%
Gas Utilities - 0.10%
SemGroup LP, Class A (I)	33,559	880,924
Industrials - 0.05%
Building Products - 0.05%
Nortek, Inc. (I)	11,926	500,892
Materials - 0.58%
Chemicals - 0.58%
LyondellBasell Industries, Class A (I)	154,521	2,495,514
LyondellBasell Industries, Class B (I)	141,263	2,281,397
Georgia Gulf Corp. (I)	45,113	601,807

		5,378,718

		5,378,718
Telecommunication Services - 0.01%
Diversified Telecommunication Services - 0.01%
XO Holdings, Inc. (I)	5,320	3,564
Maxcom Telecomunicaciones SAB de
CV ADR (I)(L)	13,302	49,350
Viatel Holdings Bermuda, Ltd. (I)	38	10

		52,924

		52,924

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities - 0.00%
Electric Utilities - 0.00%
PNM Resources, Inc.	210	$2,348

TOTAL COMMON STOCKS (Cost $26,401,911)		$21,412,536

PREFERRED STOCKS - 2.46%
Financials - 2.46%
Commercial Banks - 0.29%
Santander Finance Preferred SA
Unipersonal, Series 10 10.500%	100,800	2,687,328
Consumer Finance - 0.43%
Capital One Capital V 10.250%	3,770,000	3,977,350
Diversified Financial Services - 1.74%
Bank of America Corp. 8.000%	3,320,000	3,206,888
Bank of America Corp., Series L, 7.250%	11,220	10,187,760
Citigroup Capital XII (8.500% to
03-30-2015, the 3 month LIBOR + 5.87%)	102,875	2,571,875

		15,966,523

		22,631,201
Information Technology - 0.00%
Media - 0.00%
CMP Susquehanna Radio Holdings
Corp., Series A (N)(S)	51,586	19,345

TOTAL PREFERRED STOCKS (Cost $22,153,556)		$22,650,546

WARRANTS - 0.03%
Consumer Discretionary - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	6,339	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	70

		70
Energy - 0.02%
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	35,326	167,799
Financials - 0.00%
CNB Capital Trust I (Expiration
Date: 03/23/2019) (I)(S)	58,949	0
Industrials - 0.01%
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	14,700	154,350

TOTAL WARRANTS (Cost $209,927)		$322,219

SHORT-TERM INVESTMENTS - 0.36%
Repurchase Agreement - 0.03%
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $241,000 on 07/01/2010,
collateralized by $245,000 U.S. Treasury
Notes, 0.875% due 05/31/2011 (valued
at $246,225, including interest)	$241,000	241,000
Short-Term Securities - 0.11%
Federal National Mortgage Association
Discount Notes, 0.156%, 08/26/2010 (F)	990,000	989,692
Securities Lending Collateral - 0.22%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$208,050	$2,082,368

TOTAL SHORT-TERM INVESTMENTS (Cost $3,313,042)		$3,313,060

Total Investments (High Yield Trust)
(Cost $929,380,023) - 97.95%		$903,142,107
Other assets and liabilities, net - 2.05%		18,929,772

TOTAL NET ASSETS - 100.00%		$922,071,879

Income Trust

		Shares or Principal Amount	Value

CORPORATE BONDS - 47.34%
Basic Materials - 0.61%
Huntsman International LLC
7.875%, 11/15/2014		$1,000,000	965,000
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	1,467,878
Nalco Company
8.250%, 05/15/2017		$200,000	207,000

			2,639,878
Communications - 3.80%
Cablevision Systems Corp.
7.750%, 04/15/2018		2,000,000	2,000,000
8.000%, 04/15/2020		2,000,000	2,025,000
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		4,766,957	5,553,505
Cequel Communications Holdings I
LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)		1,000,000	996,250
Clear Channel Worldwide Holdings,
Inc., Series A
9.250%, 12/15/2017 (S)		200,000	199,000
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017 (S)		800,000	804,000
DISH DBS Corp.
7.750%, 05/31/2015		2,500,000	2,575,000
SuperMedia, Inc., Escrow Certificates
zero coupon, 12/01/2020 (I)		651,025	814
Univision Communications, Inc., PIK
9.750%, 03/15/2015 (S)		2,769,390	2,305,517

			16,459,086
Consumer, Cyclical - 1.10%
Dollar General Corp.
10.625%, 07/15/2015		2,917,000	3,190,469
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017		450,000	473,625
KB Home
5.750%, 02/01/2014		700,000	640,500
MGM Resorts International
6.750%, 04/01/2013		500,000	446,250

			4,750,844
Consumer, Non-cyclical - 8.80%
Ceridian Corp.
11.250%, 11/15/2015		2,500,000	2,256,250

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Community Health Systems, Inc.
8.875%, 07/15/2015	$3,500,000	$3,609,375
HCA, Inc.
6.500%, 02/15/2016	2,200,000	2,051,500
8.500%, 04/15/2019	3,500,000	3,710,000
9.250%, 11/15/2016	4,000,000	4,240,000
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014	1,000,000	1,120,000
SUPERVALU, Inc.
8.000%, 05/01/2016	1,300,000	1,287,000
Tenet Healthcare Corp.
7.375%, 02/01/2013	1,000,000	1,000,000
9.000%, 05/01/2015 (S)	3,250,000	3,436,875
9.250%, 02/01/2015	3,500,000	3,613,750
10.000%, 05/01/2018 (S)	3,250,000	3,591,250
The Hertz Corp.
8.875%, 01/01/2014	4,000,000	4,050,000
10.500%, 01/01/2016	1,395,000	1,447,313
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	1,796,000	1,670,280
U.S. Oncology, Inc.
9.125%, 08/15/2017	1,000,000	1,027,500

		38,111,093
Energy - 12.10%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	650,000	559,453
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)	750,000	750,000
ATP Oil & Gas Corp.
11.875%, 05/01/2015 (S)	1,400,000	1,015,000
Callon Petroleum Company
13.000%, 09/15/2016	1,125,000	888,750
Chesapeake Energy Corp.
6.500%, 08/15/2017	2,400,000	2,367,000
6.875%, 11/15/2020	300,000	302,625
7.250%, 12/15/2018	2,000,000	2,065,000
9.500%, 02/15/2015	2,600,000	2,873,000
Consol Energy, Inc.
8.250%, 04/01/2020 (S)	1,400,000	1,459,500
Denbury Resources, Inc.
8.250%, 02/15/2020	598,000	624,910
Dynegy Holdings, Inc.
7.500%, 06/01/2015	1,220,000	965,325
8.375%, 05/01/2016	4,000,000	3,165,000
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	550,000	484,000
El Paso Corp.
7.250%, 06/01/2018	2,500,000	2,506,738
7.750%, 01/15/2032	300,000	296,467
12.000%, 12/12/2013	800,000	922,000
Forest Oil Corp.
8.500%, 02/15/2014	2,000,000	2,085,000
Holly Corp.
9.875%, 06/15/2017 (S)	2,000,000	2,055,000
Linn Energy LLC
8.625%, 04/15/2020 (S)	1,700,000	1,740,375
Newfield Exploration Company
6.625%, 04/15/2016	2,500,000	2,512,500
PetroHawk Energy Corp.
7.875%, 06/01/2015	4,000,000	4,010,000
10.500%, 08/01/2014	1,600,000	1,720,000
Pioneer Natural Resources Company
6.650%, 03/15/2017	750,000	753,796
6.875%, 05/01/2018	1,500,000	1,506,269
Plains Exploration & Production Company
7.750%, 06/15/2015	$1,500,000	$1,485,000
10.000%, 03/01/2016	1,000,000	1,070,000
Quicksilver Resources, Inc.
11.750%, 01/01/2016	500,000	551,250
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	900,000
7.500%, 11/30/2016	800,000	666,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	3,000,000	2,842,500
9.875%, 05/15/2016 (S)	1,200,000	1,218,000
SEACOR Holdings, Inc.
7.375%, 10/01/2019	900,000	950,459
SESI LLC
6.875%, 06/01/2014	1,000,000	975,000
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	2,000,000	1,800,000
Western Refining, Inc.
11.250%, 06/15/2017 (S)	2,500,000	2,275,000

		52,360,917
Financial - 11.59%
Ally Financial, Inc.
8.000%, 03/15/2020 (S)	2,500,000	2,443,750
Bank of America Corp., (8.125% to
05/15/2018, then 3 month LIBOR
+ 3.640%) (Q)	1,500,000	1,448,895
Barclays Bank PLC
8.000%, 09/10/2010	100,000	1,218,580
CEVA Group PLC
11.500%, 04/01/2018 (S)	2,200,000	2,233,000
CIT Group, Inc.
7.000%, 05/01/2015 to 05/01/2016	3,300,000	3,033,250
Credit Suisse Securities USA
LLC, Series 0001
11.000%, 09/03/2010	7,500,000	1,001,250
Ford Motor Credit Company LLC
7.000%, 04/15/2015	5,000,000	4,945,850
7.500%, 08/01/2012	100,000	102,257
8.000%, 06/01/2014	2,000,000	2,064,118
12.000%, 05/15/2015	3,000,000	3,472,803
Host Hotels & Resorts LP
6.375%, 03/15/2015	1,470,000	1,440,600
9.000%, 05/15/2017	600,000	638,250
International Lease Finance Corp.
8.625%, 09/15/2015 (S)	700,000	663,250
8.750%, 03/15/2017 (S)	1,100,000	1,042,250
iStar Financial, Inc.
8.625%, 06/01/2013	2,750,000	2,227,500
JPMorgan Chase & Company, Series 1
(7.900% to 4-30-18 then 3 month
LIBOR + 3.470%) (Q)	7,500,000	7,730,475
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	1,100,000	1,133,000
Liberty Mutual Group, Inc. (10.750% to
6-15-38 then 3 month LIBOR + 7.120%)
(Q)(S)	5,000,000	5,400,000
New Communications Holdings, Inc.
8.250%, 04/15/2017 (S)	500,000	501,875
8.500%, 04/15/2020 (S)	500,000	501,250
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	500,000	435,000
7.000%, 05/01/2017 (S)	500,000	407,500

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Washington Mutual Preferred Funding
(9.750% to 12/15/2017, then 3 month
LIBOR + 4.723%) (H)(Q)(S)	$500,000	$18,125
Wells Fargo Capital XIII, Series GMTN
(7.700% to 03/26/2013, then 3 month
US LIBOR + 3.890%) (Q)	900,000	909,000
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month LIBOR
+ 5.830%) (Q)	4,800,000	5,136,000

		50,147,828
Industrial - 1.97%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	1,500,000	1,556,250
RBS Global, Inc.
11.750%, 08/01/2016	1,000,000	1,042,500
RBS Global, Inc./Rexnord LLC
8.500%, 05/01/2018 (S)	1,200,000	1,164,000
Sanmina-SCI Corp.
6.750%, 03/01/2013	700,000	691,250
8.125%, 03/01/2016	500,000	492,500
Terex Corp.
8.000%, 11/15/2017	3,000,000	2,775,000
The Manitowoc Company, Inc.
9.500%, 02/15/2018	800,000	800,000

		8,521,500
Technology - 2.33%
First Data Corp.
9.875%, 09/24/2015	4,850,000	3,670,000
11.250%, 03/31/2016	1,400,000	861,000
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	2,500,000	2,281,250
10.125%, 12/15/2016	750,000	600,000
SunGard Data Systems, Inc.
10.625%, 05/15/2015	2,500,000	2,671,875

		10,084,125
Utilities - 5.04%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	1,000,000	1,022,500
Dynegy Holdings, Inc.
7.750%, 06/01/2019	1,000,000	691,250
Energy Future Holdings Corp.
10.875%, 11/01/2017	1,500,000	1,110,000
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	4,883,165	3,174,057
Energy Future Holdings Corp., Series P
5.550%, 11/15/2014	1,000,000	710,375
Intergen NV
9.000%, 06/30/2017 (S)	1,000,000	995,000
Public Service Company of New Mexico
7.950%, 05/15/2018	1,300,000	1,369,256
RRI Energy, Inc.
7.625%, 06/15/2014	900,000	886,500
7.875%, 06/15/2017	400,000	378,000
Texas Competitive Electric Holdings
Company LLC
3.751%, 10/10/2014 (B)	2,992,462	2,182,361
3.849%, 10/10/2014	2,934,849	2,162,616
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016	2,373,330	1,518,931
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	$8,000,000	$5,280,000
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015	500,000	330,000

		21,810,846

TOTAL CORPORATE BONDS (Cost $207,881,692)		$204,886,117

MUNICIPAL BONDS - 0.34%
California - 0.34%
State of California
7.950%, 03/01/2036	1,400,000	1,488,466

TOTAL MUNICIPAL BONDS (Cost $1,401,652)		$1,488,466

CONVERTIBLE BONDS - 1.66%
Financial - 1.55%
CapitalSource, Inc.
4.000%, 07/15/2034	1,500,000	1,426,875
iStar Financial, Inc.
0.799%, 10/01/2012 (P)	3,200,000	2,304,000
The Goldman Sachs Group, Inc.
9.000%, 08/20/2010 (S)	4,500,000	1,788,210
10.550%, 07/21/2010 (S)	2,000,000	1,184,400

		6,703,485
Technology - 0.11%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015 (S)	500,000	475,000

TOTAL CONVERTIBLE BONDS (Cost $11,065,322)		$7,178,485

TERM LOANS (M) - 2.50%
Communications - 0.95%
Clear Channel Communications
4.004%, 11/13/2015	4,657,992	3,598,298
SuperMedia, Inc.
11.000%, 12/31/2015	578,625	495,344

		4,093,642
Consumer, Cyclical - 0.60%
Allison Transmission, Inc.
3.099%, 08/07/2014	2,849,604	2,592,250
Consumer, Non-cyclical - 0.19%
U.S. Investigations Services, Inc.
3.539%, 02/21/2015	949,990	833,617
Technology - 0.76%
First Data Corp.
3.032%, 09/24/2014	3,904,887	3,284,033

TOTAL TERM LOANS (Cost $11,928,836)		$10,803,542

COMMON STOCKS - 37.24%
Consumer Discretionary - 1.22%
Media - 1.22%
Charter Communications, Inc., Class A (I)	62,371	2,201,696
Comcast Corp., Class A	67,000	1,163,790
Dex One Corp. (I)	99,669	1,893,711

		5,259,197

		5,259,197

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 0.74%
Beverages - 0.74%
Diageo PLC	125,000	$1,958,633
PepsiCo, Inc.	20,000	1,219,000

		3,177,633

		3,177,633
Energy - 6.75%
Electric Utilities - 1.13%
Nextera Energy, Inc.	100,000	4,876,000
Energy Equipment & Services - 0.61%
Baker Hughes, Inc.	30,000	1,247,100
Schlumberger, Ltd. (L)	25,000	1,383,500

		2,630,600
Oil, Gas & Consumable Fuels - 5.01%
BP PLC, SADR	20,000	577,600
Callon Pete Company (I)(L)	56,247	354,356
Canadian Oil Sands Trust	210,000	5,324,222
ConocoPhillips	110,000	5,399,900
Exxon Mobil Corp.	125,000	7,133,750
Spectra Energy Corp.	145,000	2,910,150

		21,699,978

		29,206,578
Financials - 4.55%
Commercial Banks - 1.70%
Barclays PLC	150,000	594,678
HSBC Holdings PLC	250,000	2,280,759
Wells Fargo & Company	174,800	4,474,880

		7,350,317
Diversified Financial Services - 2.85%
Bank of America Corp.	400,000	5,748,000
Citigroup, Inc. (I)	589,306	2,215,791
JPMorgan Chase & Company	120,000	4,393,200

		12,356,991

		19,707,308
Health Care - 2.84%
Pharmaceuticals - 2.84%
Johnson & Johnson	50,000	2,953,000
Merck & Company, Inc.	230,000	8,043,100
Pfizer, Inc.	90,000	1,283,400

		12,279,500

		12,279,500
Industrials - 0.23%
Industrial Conglomerates - 0.23%
General Electric Company	70,000	1,009,400
Information Technology - 1.93%
Office Electronics - 0.28%
Xerox Corp.	150,000	1,206,000
Semiconductors & Semiconductor Equipment - 1.65%
Intel Corp.	200,000	3,890,000
Maxim Integrated Products, Inc. (L)	120,000	2,007,600
Xilinx, Inc. (L)	50,000	1,263,000

		7,160,600

		8,366,600
Materials - 2.46%
Metals & Mining - 2.46%
Barrick Gold Corp.	72,600	3,296,766
Newmont Mining Corp. (L)	110,000	$6,791,400
Nucor Corp. (L)	15,000	574,200

		10,662,366

		10,662,366
Telecommunication Services - 2.81%
Diversified Telecommunication Services - 2.04%
AT&T, Inc.	175,000	4,233,250
CenturyTel, Inc. (L)	30,000	999,300
Telstra Corp., Ltd.	500,000	1,360,497
Verizon Communications, Inc.	80,000	2,241,600

		8,834,647
Wireless Telecommunication Services - 0.77%
Vodafone Group PLC	1,600,000	3,315,553

		12,150,200
Utilities - 13.71%
Electric Utilities - 5.60%
American Electric Power Company, Inc.	120,100	3,879,230
Duke Energy Corp.	300,000	4,800,000
FirstEnergy Corp. (L)	40,000	1,409,200
Pinnacle West Capital Corp.	70,000	2,545,200
PPL Corp.	40,500	1,010,475
Progress Energy, Inc.	100,000	3,922,000
Southern Company	200,000	6,656,000

		24,222,105
Gas Utilities - 0.41%
AGL Resources, Inc.	50,000	1,791,000
Multi-Utilities - 7.70%
Ameren Corp.	125,000	2,971,250
CenterPoint Energy, Inc.	100,000	1,316,000
Consolidated Edison, Inc. (L)	80,000	3,448,000
Dominion Resources, Inc. (L)	100,000	3,874,000
NiSource, Inc.	30,000	435,000
PG&E Corp.	150,000	6,165,000
Public Service Enterprise Group, Inc.	150,000	4,699,500
Sempra Energy	70,000	3,275,300
TECO Energy, Inc. (L)	200,000	3,014,000
Xcel Energy, Inc.	200,000	4,122,000

		33,320,050

		59,333,155

TOTAL COMMON STOCKS (Cost $189,572,014)		$161,151,937

PREFERRED STOCKS - 4.58%
Consumer Discretionary - 0.13%
Automobiles - 0.13%
Motors Liquidation Company,
Series C 6.250% (I)	85,000	578,000
Energy - 0.43%
Oil, Gas & Consumable Fuels - 0.43%
Chesapeake Energy Corp. 5.750% (S)	1,900	1,856,728
Financials - 3.60%
Commercial Banks - 0.99%
Wells Fargo & Company, Series L 7.500%	4,600	4,282,600
Diversified Financial Services - 2.15%
Ally Financial, Inc. 7.000% (S)	1,341	1,042,334
Bank of America Corp., Series L, 7.250%	5,350	4,857,800
Citigroup, Inc. 7.500%	18,300	2,067,900

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)
Diversified Financial Services (continued)
Deutsche Bank AG - London,
Series CHK 12.000% (S)	60,000	$1,326,480

		9,294,514
Real Estate Investment Trusts - 0.42%
FelCor Lodging Trust, Inc.,
Series A 1.950% (I)	90,000	1,823,400
Thrifts & Mortgage Finance - 0.04%
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	94,900	32,266
Federal National Mortgage
Association, Series 08-1 8.750% (I)	56,800	29,536
Federal National Mortgage Association,
Series S 8.250% (I)	79,300	26,962
Federal National Mortgage Association,
Series R 7.625% (I)	60,200	21,672
Federal National Mortgage Association,
Series Q 6.750% (I)	80,000	25,600
Federal National Mortgage
Association 5.375% (I)	20	40,000

		176,036

		15,576,550
Health Care - 0.30%
Health Care Providers & Services - 0.30%
Tenet Healthcare Corp. 7.000%	1,500	1,310,550
Utilities - 0.12%
Electric Utilities - 0.12%
Nextera Energy, Inc. 8.375%	10,000	493,500

TOTAL PREFERRED STOCKS (Cost $30,430,583)		$19,815,328

WARRANTS - 0.03%
Consumer Discretionary - 0.03%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014, Strike
Price: $46.86) (I)	22,772	119,553

TOTAL WARRANTS (Cost $91,088)		$119,553

SHORT-TERM INVESTMENTS - 10.88%
Repurchase Agreement - 1.44%
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $6,221,002 on
07/01/2010, collateralized by
$5,525,000 Federal Home Loan
Mortgage Corp., 4.750% due 01/19/2016
(valued at $6,346,844, including interest)	$6,221,000	6,221,000
Short-Term Securities - 4.85%
Federal Home Loan Bank Discount Notes,
zero coupon 07/01/2010	21,000,000	21,000,000
Securities Lending Collateral - 4.59%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	1,983,469	19,852,539

TOTAL SHORT-TERM INVESTMENTS (Cost $47,071,833)		$47,073,539

Total Investments (Income Trust)
(Cost $499,443,020) - 104.57%		$452,516,967
Other assets and liabilities, net - (4.57%)		(19,762,754)

TOTAL NET ASSETS - 100.00%		$432,754,213

Investment Quality Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.71%
U.S. Treasury Bonds - 26.58%
4.375%, 11/15/2039	$4,000,000	$4,318,124
4.625%, 02/15/2040	4,000,000	4,496,248
5.375%, 02/15/2031	3,000,000	3,690,936
6.250%, 08/15/2023 (F)	4,000,000	5,185,000
7.250%, 08/15/2022	7,000,000	9,752,967
7.875%, 02/15/2021	19,256,000	27,563,133
8.125%, 08/15/2019 to 08/15/2021 (F)	14,477,000	20,948,385
8.750%, 08/15/2020	16,650,000	24,961,996

		100,916,789
U.S. Treasury Note - 1.11%
3.125%, 10/31/2016	4,000,000	4,195,936
Federal Home Loan Mortgage Corp. - 0.50%
5.000%, 12/01/2034	1,657,626	1,759,350
6.500%, 04/01/2029 to 08/01/2034	109,223	121,123
7.500%, 06/01/2010 to 05/01/2028	26,825	30,311

		1,910,784
Federal National Mortgage Association - 1.43%
4.664%, 05/01/2013	1,067,463	1,138,240
5.629%, 12/01/2011	1,273,105	1,311,424
5.936%, 11/01/2011	680,245	698,620
6.047%, 05/01/2012	785,951	819,668
6.078%, 03/01/2012	491,123	510,615
6.085%, 10/01/2011	826,938	849,831
6.500%, TBA	100,000	109,531
7.000%, 06/01/2029	1,234	1,370

		5,439,299
Government National Mortgage Association - 0.36%
6.000%, 12/15/2013 to 04/15/2035	237,596	261,866
6.500%, 06/15/2028 to 02/15/2035	137,485	153,437
7.000%, 11/15/2031 to 11/15/2033	846,262	945,984
8.000%, 07/15/2030	12,539	14,367

		1,375,654
U.S. Department of Housing & Urban Development - 0.13%
7.498%, 08/01/2011	491,000	493,823
Treasury Inflation Protected Securities (D) - 1.60%
2.625%, 07/15/2017	5,364,282	6,051,162

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $108,716,824)		$120,383,447

FOREIGN GOVERNMENT
OBLIGATIONS - 1.77%
Brazil - 1.29%
Federative Republic of Brazil
5.875%, 01/15/2019	1,725,000	1,893,188
7.125%, 01/20/2037	215,000	253,700
10.000%, 01/01/2017	5,500,000	2,753,157

		4,900,045
Hungary - 0.17%
Republic of Hungary
6.250%, 01/29/2020	$655,000	644,668
Lithuania - 0.10%
Republic of Lithuania
7.375%, 02/11/2020 (S)	350,000	370,737
Qatar - 0.21%
Government of Qatar
4.000%, 01/20/2015 (S)	800,000	822,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,847,876)		$6,737,450

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS - 57.01%
Basic Materials - 1.93%
Agrium, Inc.
7.125%, 05/23/2036	$750,000	$872,847
ArcelorMittal
5.375%, 06/01/2013	425,000	446,973
6.125%, 06/01/2018	1,100,000	1,150,469
Ashland, Inc.
9.125%, 06/01/2017	25,000	27,375
CF Industries, Inc.
6.875%, 05/01/2018	45,000	45,788
7.125%, 05/01/2020	45,000	46,125
Corporacion Nacional Del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	368,415
Cytec Industries, Inc.
6.000%, 10/01/2015	1,250,000	1,374,001
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	40,000	40,800
Hexion U.S. Finance Corp.
9.750%, 11/15/2014	35,000	33,075
International Paper Company
7.300%, 11/15/2039	360,000	396,983
MeadWestvaco Corp.
7.375%, 09/01/2019	325,000	353,142
Momentive Performance Materials, Inc.
9.750%, 12/01/2014	35,000	33,075
Mosaic Global Holdings, Inc.
7.300%, 01/15/2028	22,000	25,309
Neenah Paper, Inc.
7.375%, 11/15/2014	30,000	29,850
NewPage Corp.
11.375%, 12/31/2014	10,000	9,075
Novelis, Inc.
7.250%, 02/15/2015	22,000	21,230
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	1,250,000	1,329,819
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	81,000	83,819
Solutia, Inc.
8.750%, 11/01/2017	5,000	5,200
Vale Inco, Ltd.
5.700%, 10/15/2015	217,000	232,673
Vedanta Resources PLC
9.500%, 07/18/2018 (S)	100,000	106,250
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	273,631

		7,305,924
Communications - 9.52%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,069,963
AT&T Mobility LLC
7.125%, 12/15/2031	433,000	517,007
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	364,000	407,314
8.750%, 03/01/2031	703,000	965,080
AT&T, Inc.
5.500%, 02/01/2018	225,000	248,813
7.875%, 03/01/2011	606,000	633,672
Bellsouth Corp.
4.750%, 11/15/2012	973,000	1,043,147
British Telecommunications PLC
5.150%, 01/15/2013	780,000	817,999
9.375%, 12/15/2010	519,000	536,762
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)	35,000	36,138
CBS Corp.
5.750%, 04/15/2020	$45,000	$48,300
6.625%, 05/15/2011	38,000	39,606
8.200%, 05/15/2014	745,000	878,295
CCO Holdings LLC / CCO Holdings
Capital Corp.
8.125%, 04/30/2020 (S)	10,000	10,225
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)	15,000	15,075
Cincinnati Bell, Inc.
8.250%, 10/15/2017	40,000	37,400
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017 (S)	20,000	20,100
Comcast Cable Communications
8.500%, 05/01/2027	556,000	687,381
Comcast Corp.
5.700%, 05/15/2018	545,000	599,090
6.550%, 07/01/2039	550,000	601,470
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	944,939
7.125%, 10/01/2012	532,000	591,112
Cricket Communications, Inc.
7.750%, 05/15/2016	50,000	51,000
9.375%, 11/01/2014	30,000	30,450
CSC Holdings, Inc.
7.625%, 07/15/2018	184,000	186,070
DirecTV Holdings LLC
4.750%, 10/01/2014	440,000	465,992
Equinix, Inc.
8.125%, 03/01/2018	45,000	46,013
France Telecom SA
4.375%, 07/08/2014	445,000	479,875
Frontier Communications Corp.
7.125%, 03/15/2019	90,000	83,250
GCI, Inc.
7.250%, 02/15/2014	50,000	49,938
Grupo Televisa SA
6.625%, 01/15/2040	690,000	718,926
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	25,000	25,250
Intelsat Subsidiary Holding Company, Ltd.
8.875%, 01/15/2015 (S)	95,000	96,069
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	85,000	93,713
Liberty Media Corp.
8.250%, 02/01/2030	103,000	94,760
LIN Television Corp.
8.375%, 04/15/2018 (S)	30,000	29,850
Mediacom Broadband LLC
8.500%, 10/15/2015	78,000	74,490
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	30,000	30,900
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	1,200,000	1,251,586
NetFlix, Inc.
8.500%, 11/15/2017	45,000	46,800
News America Holdings, Inc.
7.750%, 01/20/2024	622,000	755,989
9.250%, 02/01/2013	701,000	825,428
News America, Inc.
5.650%, 08/15/2020	115,000	127,018

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Nielsen Finance LLC (Zero Coupon Steps up to 12.500% on 08/01/2011)
08/01/2016	$40,000	$38,100
Quebecor Media, Inc.
7.750%, 03/15/2016	70,000	68,600
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)	40,000	41,100
Qwest Corp.
7.500%, 10/01/2014	55,000	58,506
8.375%, 05/01/2016	390,000	426,075
Rogers Communications, Inc.
6.250%, 06/15/2013	400,000	445,435
9.625%, 05/01/2011	178,000	189,975
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	5,000	5,175
8.250%, 08/15/2019 (S)	40,000	42,100
Scholastic Corp.
5.000%, 04/15/2013	130,000	124,800
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	15,150
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)	35,000	32,375
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	45,000	28,350
Sprint Capital Corp.
6.900%, 05/01/2019	55,000	49,775
Sprint Nextel Corp.
6.000%, 12/01/2016	28,000	25,130
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	851,626
Telecom Italia Capital SA
5.250%, 11/15/2013	650,000	671,382
6.000%, 09/30/2034	347,000	297,287
6.200%, 07/18/2011	1,270,000	1,316,025
Telefonica Emisiones SAU
7.045%, 06/20/2036	575,000	636,163
Terremark Worldwide, Inc.
12.000%, 06/15/2017	25,000	28,125
Thomson Reuters Corp.
4.700%, 10/15/2019	1,250,000	1,322,841
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,895,000	2,080,617
6.550%, 05/01/2037	450,000	485,023
8.250%, 02/14/2014	205,000	242,319
Time Warner Companies, Inc.
7.250%, 10/15/2017	390,000	464,865
Time Warner, Inc.
7.700%, 05/01/2032	1,298,000	1,565,432
Verizon Communications, Inc.
5.550%, 02/15/2016	1,120,000	1,254,410
6.400%, 02/15/2038	675,000	743,895
6.900%, 04/15/2038	600,000	701,227
8.750%, 11/01/2021	865,000	1,133,615
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,451,883
Viacom, Inc.
6.125%, 10/05/2017	1,300,000	1,476,332
6.250%, 04/30/2016	757,000	858,626
Videotron Ltee
9.125%, 04/15/2018	25,000	27,125
Vodafone Group PLC
5.450%, 06/10/2019	510,000	545,939
West Corp.
11.000%, 10/15/2016	5,000	5,088
Windstream Corp.
7.875%, 11/01/2017	$65,000	$63,456

		36,126,202
Consumer, Cyclical - 2.00%
Affinia Group, Inc.
9.000%, 11/30/2014	25,000	25,125
10.750%, 08/15/2016 (S)	15,000	16,350
AMC Entertainment, Inc.
8.750%, 06/01/2019	45,000	45,225
11.000%, 02/01/2016	40,000	42,000
American Airlines, Inc., Series AMB
3.857%, 07/09/2010	101,430	101,177
ArvinMeritor, Inc.
8.125%, 09/15/2015	25,000	24,000
10.625%, 03/15/2018	30,000	31,800
Continental Airlines, Inc., Series B
6.903%, 04/19/2022	4,957	4,560
Continental Airlines, Inc., Series 05-ERJ1
9.798%, 04/01/2021	24,522	22,805
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022	14,734	14,454
Continental Airlines, Inc., Series 1997-4A
6.900%, 01/02/2018	246,034	246,034
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	407,038	405,614
CVS Caremark Corp.
6.125%, 08/15/2016	175,000	200,181
CVS Pass-Through Trust
6.943%, 01/10/2030	550,740	607,378
D.R. Horton, Inc.
7.875%, 08/15/2011	445,000	465,025
Daimler Finance North America LLC
8.500%, 01/18/2031	575,000	734,534
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (S)	25,000	25,875
Ford Motor Company
7.450%, 07/16/2031	75,000	67,688
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	25,000	26,313
HSN, Inc.
11.250%, 08/01/2016	25,000	28,000
Limited Brands, Inc.
7.000%, 05/01/2020	95,000	95,713
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,231,000	1,264,853
5.900%, 12/01/2016	190,000	190,475
6.900%, 04/01/2029	419,000	403,288
McJunkin Red Man Corp.
9.500%, 12/15/2016 (S)	10,000	9,700
MGM Resorts International
9.000%, 03/15/2020 (S)	10,000	10,275
10.375%, 05/15/2014	5,000	5,438
11.125%, 11/15/2017	5,000	5,513
Michaels Stores, Inc.
11.375%, 11/01/2016	15,000	15,600
Navistar International Corp.
8.250%, 11/01/2021	45,000	45,675
Peninsula Gaming LLC
8.375%, 08/15/2015	20,000	19,925
10.750%, 08/15/2017	15,000	14,925
Penn National Gaming, Inc.
8.750%, 08/15/2019	40,000	41,100
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	25,000	25,219

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
QVC, Inc.
7.500%, 10/01/2019 (S)	$40,000	$39,300
Rite Aid Corp.
10.375%, 07/15/2016	50,000	50,438
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	15,000	17,250
Scientific Games International, Inc.
9.250%, 06/15/2019	25,000	25,563
Seneca Gaming Corp.
7.250%, 05/01/2012	45,000	43,988
Sonic Automotive, Inc.
9.000%, 03/15/2018	10,000	10,150
Southwest Airlines Company, Series 2007-1
6.150%, 08/01/2022	687,589	708,217
Staples, Inc.
9.750%, 01/15/2014	935,000	1,146,943
Tenneco, Inc.
8.125%, 11/15/2015	40,000	40,200
8.625%, 11/15/2014	15,000	15,131
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	30,000	30,075
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	150,350
Wynn Las Vegas LLC
6.625%, 12/01/2014	46,000	46,115

		7,605,557
Consumer, Non-cyclical - 7.61%
ACCO Brands Corp.
7.625%, 08/15/2015	30,000	27,600
10.625%, 03/15/2015	10,000	10,850
Altria Group, Inc.
9.250%, 08/06/2019	360,000	449,318
9.700%, 11/10/2018	900,000	1,139,742
10.200%, 02/06/2039	400,000	536,558
AmerisourceBergen Corp.
4.875%, 11/15/2019	80,000	82,885
5.875%, 09/15/2015	1,260,000	1,409,655
Amgen, Inc.
6.400%, 02/01/2039	545,000	645,389
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	360,000	415,169
7.750%, 01/15/2019 (S)	875,000	1,062,042
ARAMARK Corp.
8.500%, 02/01/2015	40,000	40,400
BAT International Finance PLC
9.500%, 11/15/2018 (S)	465,000	609,349
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	15,638
Biomet, Inc.
10.000%, 10/15/2017	10,000	10,750
BioScrip, Inc.
10.250%, 10/01/2015 (S)	15,000	14,850
Boston Scientific Corp.
6.000%, 01/15/2020	360,000	357,418
Cargill, Inc.
5.600%, 09/15/2012 (S)	1,285,000	1,394,414
Cenveo Corp.
7.875%, 12/01/2013	15,000	14,400
Community Health Systems, Inc.
8.875%, 07/15/2015	35,000	36,094
Companhia de Bebidas das Americas
8.750%, 09/15/2013	780,000	912,600
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	105,000	106,269
Corrections Corp. of America
6.750%, 01/31/2014	$200,000	$203,000
Deluxe Corp.
7.375%, 06/01/2015	210,000	208,425
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/2014	10,000	10,500
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	1,020,000	1,216,514
Elan Finance PLC
8.875%, 12/01/2013	75,000	75,188
Express Scripts, Inc.
6.250%, 06/15/2014	525,000	594,413
7.500%, 02/15/2019	65,000	80,623
General Mills, Inc.
5.200%, 03/17/2015	445,000	499,180
5.650%, 02/15/2019	225,000	255,663
HCA, Inc.
6.375%, 01/15/2015	15,000	14,006
8.500%, 04/15/2019	125,000	132,500
HCA, Inc., PIK
9.625%, 11/15/2016	84,000	89,880
Inverness Medical Innovations, Inc.
9.000%, 05/15/2016	35,000	35,088
Kellogg Company
4.450%, 05/30/2016	900,000	983,213
Kraft Foods, Inc.
4.125%, 02/09/2016	1,040,000	1,097,694
6.125%, 02/01/2018	450,000	510,704
6.500%, 11/01/2031	564,000	619,214
Life Technologies Corp.
6.000%, 03/01/2020	235,000	254,484
Lorillard Tobacco Company
6.875%, 05/01/2020	170,000	172,691
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	495,787
Merck & Company, Inc.
4.000%, 06/30/2015	725,000	785,203
Molson Coors Capital Financial
4.850%, 09/22/2010	113,000	114,014
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	695,000	778,015
Omnicare, Inc.
6.875%, 12/15/2015	30,000	30,000
PepsiCo, Inc.
7.900%, 11/01/2018	500,000	646,479
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,224,050
Philip Morris International, Inc.
5.650%, 05/16/2018	1,800,000	1,969,061
Procter & Gamble
9.360%, 01/01/2021	341,524	432,062
Quest Diagnostics, Inc.
5.450%, 11/01/2015	450,000	494,862
6.950%, 07/01/2037	635,000	725,412
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	25,000	25,625
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	324,533
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	1,025,000	1,194,015
Service Corp. International
7.375%, 10/01/2014	10,000	10,200
7.625%, 10/01/2018	20,000	20,250
Smithfield Foods, Inc.
7.750%, 07/01/2017	35,000	33,425

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc. (continued)
10.000%, 07/15/2014 (S)	$65,000	$71,988
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	35,000	34,672
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	20,000	20,300
SUPERVALU, Inc.
8.000%, 05/01/2016	85,000	84,150
Tenet Healthcare Corp.
8.875%, 07/01/2019 (S)	150,000	159,000
The Kroger Company
6.750%, 04/15/2012	671,000	730,694
Tyson Foods, Inc.
7.850%, 04/01/2016	300,000	326,250
10.500%, 03/01/2014	15,000	17,475
United Rentals North America, Inc.
10.875%, 06/15/2016	15,000	16,088
WellPoint, Inc.
7.000%, 02/15/2019	485,000	575,287
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	1,175,000	1,188,456
Yankee Acquisition Corp., Series B
9.750%, 02/15/2017	10,000	10,175

		28,881,898
Energy - 3.59%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	240,000	190,915
Antero Resources Finance Corp.
9.375%, 12/01/2017 (S)	20,000	20,000
Aquilex Holdings LLC
11.125%, 12/15/2016 (S)	20,000	20,000
Basic Energy Services, Inc.
11.625%, 08/01/2014	60,000	64,500
Berry Petroleum Company
10.250%, 06/01/2014	10,000	10,750
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	676,473
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	350,000	377,309
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	442,671
Chesapeake Energy Corp.
6.500%, 08/15/2017	65,000	64,106
6.625%, 01/15/2016	148,000	150,405
6.875%, 11/15/2020	60,000	60,525
ConocoPhillips
4.600%, 01/15/2015	635,000	693,706
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	25,000	25,813
8.250%, 04/01/2020 (S)	25,000	26,063
Drummond Company, Inc.
9.000%, 10/15/2014 (S)	5,000	5,025
El Paso Corp.
7.000%, 06/15/2017	235,000	233,677
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	90,322
EnCana Corp.
5.900%, 12/01/2017	450,000	505,738
Enterprise Products Operating LLC
5.250%, 01/31/2020	795,000	818,468
Hornbeck Offshore Services, Inc.
6.125%, 12/01/2014	10,000	8,925
8.000%, 09/01/2017	60,000	53,400
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	$300,000	$309,153
6.850%, 02/15/2020	1,295,000	1,473,814
7.125%, 03/15/2012	692,000	743,837
Marathon Oil Corp.
6.500%, 02/15/2014	540,000	608,023
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	952,000	1,019,989
Newfield Exploration Company
6.625%, 04/15/2016	25,000	25,125
7.125%, 05/15/2018	40,000	39,600
Nexen, Inc.
7.500%, 07/30/2039	125,000	146,493
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	1,850,000	1,842,224
P2021 Rig Company
13.500%, 12/15/2013 (S)	15,000	15,150
Peabody Energy Corp.
7.375%, 11/01/2016	290,000	301,963
Pioneer Natural Resources Company
6.650%, 03/15/2017	160,000	160,810
6.875%, 05/01/2018	35,000	35,146
Plains All American Pipeline LP
5.750%, 01/15/2020	435,000	449,486
Pride International, Inc.
7.375%, 07/15/2014	35,000	34,869
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	70,000	70,613
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	421,244
Tesoro Corp.
9.750%, 06/01/2019	35,000	36,313
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	690,000	881,488
Valero Energy Corp.
8.750%, 06/15/2030	403,000	485,074

		13,639,205
Financial - 24.23%
ACE Capital Trust II
9.700%, 04/01/2030	752,000	900,579
ACE INA Holdings, Inc.
5.700%, 02/15/2017	160,000	175,192
AGFC Capital Trust I, (6.000% to 01/15/2017, then 3 month LIBOR +1.750%)
01/15/2067 (S)	860,000	494,500
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	904,913
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	485,000	534,139
Ally Financial, Inc.
8.000%, 11/01/2031	101,000	93,173
AMB Property LP
7.500%, 06/30/2018	364,000	412,788
American Express Centurion Bank
6.000%, 09/13/2017	1,200,000	1,318,628
American Express Credit Corp.
5.125%, 08/25/2014	750,000	806,903
American General Finance Corp.
5.375%, 10/01/2012	346,000	313,130
Ameriprise Financial, Inc.
5.300%, 03/15/2020	305,000	318,648
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)	600,000	607,736

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
AvalonBay Communities, Inc.
5.500%, 01/15/2012	$224,000	$234,910
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	680,000	755,924
AXA Financial, Inc.
7.000%, 04/01/2028	865,000	917,762
BAC Capital Trust XI
6.625%, 05/23/2036	75,000	68,575
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month LIBOR + 0.40%)
(Q)	35,000	23,625
Bank of America Corp.
5.420%, 03/15/2017	1,700,000	1,693,710
5.750%, 12/01/2017	200,000	207,416
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.400%, 06/15/2011	450,000	471,054
Barclays Bank PLC, (8.550% to 06/15/2011, then
3 month LIBOR + 3.000%)
(Q)(S)	35,000	33,775
Brandywine Operating Partnership
5.700%, 05/01/2017	825,000	806,013
BTM (Curacao) Holdings NV (4.760% to
07/21/2010, then 6 month LIBOR +
2.000% bps)
07/21/2015 (S)	480,000	480,551
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	15,300
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR +
1.170%) (Q)	400,000	334,000
Capital One Financial Corp.
7.375%, 05/23/2014	135,000	154,367
CIT Group Funding Company of Delaware LLC
10.250%, 05/01/2013 to 05/01/2017	30,060	30,812
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	740,606	679,874
Citigroup Capital XXI (8.300% to 12/21/2037,
then 3 month LIBOR + 4.170%)
12/21/2057	220,000	214,266
Citigroup, Inc.
4.875%, 05/07/2015	614,000	608,806
5.500%, 08/27/2012	1,525,000	1,589,616
6.500%, 08/19/2013	1,105,000	1,177,021
6.875%, 03/05/2038	550,000	576,986
Credit Acceptance Corp.
9.125%, 02/01/2017 (S)	25,000	25,125
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	1,220,000	1,193,958
Discover Financial Services
6.450%, 06/12/2017	885,000	893,154
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)	75,000	76,875
Equity One, Inc.
6.000%, 09/15/2017	700,000	712,221
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,212,618
Everest Reinsurance Holdings, Inc., (6.600%
to 05/15/2017, then 3 month LIBOR
+ 2.2385%)
05/15/2037	1,475,000	1,283,250
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	725,000	691,556
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	$125,000	$126,875
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	179,000	184,348
First Republic Bank of San Francisco
7.750%, 09/15/2012	714,000	773,862
First Union National Bank
6.919%, 12/15/2036	500,000	563,013
Ford Motor Credit Company LLC
7.000%, 10/01/2013	84,000	85,652
8.125%, 01/15/2020	100,000	102,069
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	48,769
General Electric Capital Corp.
2.800%, 01/08/2013	2,000,000	2,022,208
3.750%, 11/14/2014	1,000,000	1,022,983
4.800%, 05/01/2013	1,175,000	1,252,643
5.900%, 05/13/2014	340,000	375,297
General Electric Capital Corp., Series A
6.125%, 02/22/2011	433,000	446,916
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	400,000	412,686
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then
3 month LIBOR + 4.6025%)
06/15/2038	75,000	68,063
HBOS PLC
6.000%, 11/01/2033 (S)	710,000	519,021
Health Care Property, Inc.
5.650%, 12/15/2013	450,000	474,797
5.950%, 09/15/2011	450,000	466,490
7.072%, 06/08/2015	433,000	470,812
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	1,298,000	1,356,427
Host Hotels & Resorts LP
6.375%, 03/15/2015	20,000	19,600
6.875%, 11/01/2014	15,000	14,963
Host Marriott LP
7.125%, 11/01/2013	10,000	10,075
HSBC Holdings PLC
0.733%, 10/06/2016 (P)	1,350,000	1,326,769
6.800%, 06/01/2038	1,200,000	1,293,217
HSBC USA, Inc.
9.500%, 04/15/2014	865,000	1,018,215
Iberdrola Finance Ireland, Ltd.
5.000%, 09/11/2019 (S)	675,000	661,194
International Lease Finance Corp.
5.625%, 09/15/2010	670,000	667,488
6.375%, 03/25/2013	325,000	304,688
6.625%, 11/15/2013	25,000	23,188
8.625%, 09/15/2015 (S)	25,000	23,688
International Lease Finance Corp. Series MTN
5.650%, 06/01/2014	100,000	88,750
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	685,449
JPMorgan Chase & Company
3.700%, 01/20/2015	1,250,000	1,278,556
6.000%, 01/15/2018	1,120,000	1,236,743
JPMorgan Chase Capital XV
5.875%, 03/15/2035	433,000	394,273
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	436,748
6.875%, 10/01/2019	560,000	623,907
Lazard Group LLC
6.850%, 06/15/2017	1,290,000	1,306,378

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
LBG Capital No.1 PLC
7.875%, 11/01/2020	$200,000	$161,000
LBI Escrow Corp.
8.000%, 11/01/2017 (S)	100,000	103,000
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	2,000,000	1,727,442
Liberty Property LP
6.625%, 10/01/2017	210,000	225,528
7.250%, 03/15/2011	725,000	747,934
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	1,135,000	1,093,526
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,800,000	1,876,919
7.750%, 05/14/2038	300,000	320,864
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	535,000	578,640
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	529,000	571,403
Morgan Stanley
4.200%, 11/20/2014	650,000	641,835
5.550%, 04/27/2017	285,000	282,684
6.000%, 04/28/2015	600,000	627,045
6.250%, 08/28/2017	1,320,000	1,341,960
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	1,225,000	1,283,964
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	865,000	915,358
Navigators Group, Inc.
7.000%, 05/01/2016	204,000	209,396
NB Capital Trust IV
8.250%, 04/15/2027	135,000	131,625
NBD Bancorp
8.250%, 11/01/2024	1,730,000	2,186,500
New Communications Holdings, Inc.
8.250%, 04/15/2017 (S)	5,000	5,019
8.500%, 04/15/2020 (S)	5,000	5,013
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	680,000	701,639
Nomura Holdings, Inc.
5.000%, 03/04/2015	485,000	512,488
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	995,000	987,651
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	157,546	157,231
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	688,833
Provident Funding Associates
10.250%, 04/15/2017 (S)	80,000	80,800
Prudential Financial, Inc.
4.750%, 09/17/2015	900,000	929,186
Prudential Financial, Inc., Series D, MTN
5.150%, 01/15/2013	865,000	915,456
Realty Income Corp.
6.750%, 08/15/2019	1,015,000	1,120,173
Regency Centers LP
7.950%, 01/15/2011	456,000	468,963
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	865,000	916,407
Santander Holdings USA, Inc.
4.800%, 09/01/2010	195,000	196,140
Simon Property Group LP
5.300%, 05/30/2013	1,325,000	1,425,450
Sovereign Bank
8.750%, 05/30/2018	250,000	286,580
Standard Chartered PLC
3.850%, 04/27/2015 (S)	$360,000	$363,213
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,525,907
The Bear Stearns Companies LLC
5.350%, 02/01/2012	195,000	206,159
6.400%, 10/02/2017	85,000	94,413
6.950%, 08/10/2012	830,000	910,400
The Charles Schwab Corp.
4.950%, 06/01/2014	515,000	558,379
The Goldman Sachs Group, Inc.
5.450%, 11/01/2012	805,000	848,019
6.000%, 05/01/2014	805,000	865,105
6.150%, 04/01/2018	1,300,000	1,361,772
6.750%, 10/01/2037	2,030,000	1,990,094
7.500%, 02/15/2019	225,000	251,500
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	1,250,000	1,253,640
UCI Holdco, Inc., PIK
8.537%, 12/15/2013	10,467	10,153
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	500,000	531,136
Unitrin, Inc.
6.000%, 05/15/2017	705,000	694,892
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	390,000	414,206
US Bancorp
7.500%, 06/01/2026	1,624,000	1,841,803
Ventas Realty LP
6.625%, 10/15/2014	300,000	306,999
W.R. Berkley Corp.
5.125%, 09/30/2010	346,000	347,392
5.600%, 05/15/2015	377,000	381,023
Wachovia Corp., MTN
5.500%, 05/01/2013	880,000	955,098
WEA Finance LLC
5.400%, 10/01/2012 (S)	800,000	847,945
7.125%, 04/15/2018 (S)	350,000	394,915
7.500%, 06/02/2014 (S)	370,000	419,308
Wells Fargo & Company
4.950%, 10/16/2013	2,410,000	2,563,228
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR
+ 3.770%)
(Q)	85,000	87,550
Westpac Banking Corp.
4.200%, 02/27/2015	1,250,000	1,301,013

		91,979,183
Industrial - 1.39%
Associated Materials LLC/Associated
Materials Finance, Inc.
9.875%, 11/15/2016	5,000	5,363
Avnet, Inc.
6.625%, 09/15/2016	500,000	556,716
Ball Corp.
6.750%, 09/15/2020	80,000	80,800
Bombardier, Inc.
7.500%, 03/15/2018 (S)	15,000	15,450
7.750%, 03/15/2020 (S)	75,000	77,813
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	35,788
7.875%, 12/01/2017 (S)	20,000	20,150
Clean Harbors, Inc.
7.625%, 08/15/2016	10,000	10,275

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
CNH America LLC
7.250%, 01/15/2016	$30,000	$30,075
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	40,000	42,250
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	15,000	15,600
General Electric Company
5.250%, 12/06/2017	1,125,000	1,223,332
Goodman Global Group, Inc.
zero coupon, 12/15/2014 (S)	45,000	27,450
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	40,000	36,400
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	30,000	29,400
Masco Corp.
7.125%, 03/15/2020	470,000	456,363
Masco Corpmasco Corp.
6.500%, 08/15/2032	110,000	92,991
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017 (S)	75,000	75,563
Owens Corning, Inc.
9.000%, 06/15/2019	15,000	17,736
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	75,000	78,188
Pactiv Corp.
5.875%, 07/15/2012	360,000	373,372
Republic Services, Inc.
5.250%, 11/15/2021 (S)	460,000	483,989
Rock-Tenn Company
9.250%, 03/15/2016	35,000	37,538
SPX Corp.
7.625%, 12/15/2014	30,000	30,825
Textron, Inc.
7.250%, 10/01/2019	380,000	433,818
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	255,000	263,110
Tyco International Finance SA
6.750%, 02/15/2011	300,000	311,103
Waste Management, Inc.
6.375%, 03/11/2015	375,000	430,041

		5,291,499
Technology - 0.94%
First Data Corp.
9.875%, 09/24/2015	35,000	26,600
First Data Corp., PIK
10.550%, 09/24/2015	96,135	70,419
Fiserv, Inc.
6.125%, 11/20/2012	425,000	466,023
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	60,000	54,750
Intuit, Inc.
5.400%, 03/15/2012	190,000	201,707
Mantech International Corp.
7.250%, 04/15/2018 (S)	55,000	55,550
Oracle Corp.
6.125%, 07/08/2039	975,000	1,140,333
Seagate Technology HDD Holdings
6.800%, 10/01/2016	10,000	9,700
6.875%, 05/01/2020 (S)	85,000	80,750
Seagate Technology International
10.000%, 05/01/2014 (S)	435,000	495,900
Unisys Corp.
12.750%, 10/15/2014 (S)	162,000	181,035
14.250%, 09/15/2015 (S)	31,000	35,805
Xerox Corp.
6.400%, 03/15/2016	$400,000	$449,597
8.250%, 05/15/2014	270,000	316,479

		3,584,648
Utilities - 5.80%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	365,000	374,818
AES Corp.
8.000%, 06/01/2020	100,000	100,500
Atmos Energy Corp.
6.350%, 06/15/2017	195,000	216,875
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,368,812
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	182,494
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	457,121
6.150%, 03/15/2012	273,000	294,258
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,007,445
7.000%, 06/15/2038	425,000	514,461
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,433,392
Edison Mission Energy
7.000%, 05/15/2017	10,000	6,400
7.200%, 05/15/2019	5,000	3,075
7.750%, 06/15/2016	30,000	20,850
EDP Finance BV
4.900%, 10/01/2019 (S)	810,000	733,906
Electricite de France SA
6.500%, 01/26/2019 (S)	875,000	1,018,159
Enel Finance International SA
6.800%, 09/15/2037 (S)	1,155,000	1,235,216
Energy Future Holdings Corp., Series P
5.550%, 11/15/2014	109,000	77,431
Georgia Power Company
5.250%, 12/15/2015	250,000	280,779
Intergen NV
9.000%, 06/30/2017 (S)	85,000	84,575
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	15,338
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,100,000	1,215,953
Midamerican Funding LLC
6.750%, 03/01/2011	865,000	897,550
Mirant North America LLC
7.375%, 12/31/2013	65,000	66,463
Nevada Power Company
6.500%, 08/01/2018	450,000	515,133
New York State Electric & Gas Corp.
5.750%, 05/01/2023	476,000	449,046
NiSource Finance Corp.
6.400%, 03/15/2018	385,000	423,629
Northern States Power Company
6.500%, 03/01/2028	433,000	502,191
NRG Energy, Inc.
7.250%, 02/01/2014	10,000	10,138
7.375%, 02/01/2016 to 01/15/2017	85,000	84,250
Ohio Edison Company
6.875%, 07/15/2036	450,000	503,834
Old Dominion Electric Cooperative
6.250%, 06/01/2011	904,000	942,587
Oncor Electric Delivery Company
7.500%, 09/01/2038	395,000	493,143

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Potomac Electric Power Company
6.500%, 11/15/2037	$750,000	$895,877
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	455,394
7.000%, 03/09/2029	346,000	402,886
RRI Energy, Inc.
6.750%, 12/15/2014	29,000	29,290
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	425,000	476,157
Southern California Edison Company
6.000%, 01/15/2034	649,000	746,641
Union Electric Company
6.400%, 06/15/2017	1,930,000	2,189,153
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	243,723
Wisconsin Power and Light Company
5.000%, 07/15/2019	950,000	1,047,621

		22,016,564

TOTAL CORPORATE BONDS (Cost $203,133,172)		$216,430,680

CONVERTIBLE BONDS - 0.04%
Communications - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	41,875
Consumer, Cyclical - 0.01%
Continental Airlines, Inc.
4.500%, 01/15/2015	15,000	19,463
Ford Motor Company
4.250%, 11/15/2016	25,000	31,156

		50,619
Consumer, Non-cyclical - 0.02%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	25,000	21,156
Dollar Financial Corp.
3.000%, 04/01/2028	35,000	32,375

		53,531

TOTAL CONVERTIBLE BONDS (Cost $131,989)		$146,025

MUNICIPAL BONDS - 3.42%
California - 0.98%
Bay Area Toll Authority
6.263%, 04/01/2049	1,050,000	1,108,727
Irvine Ranch Water District Joint Powers Agency
2.605%, 03/15/2014	900,000	922,734
Los Angeles Unified School District
5.750%, 07/01/2034	1,000,000	1,001,290
University of California
5.770%, 05/15/2043	660,000	691,046

		3,723,797
Florida - 0.25%
Miami Beach Florida Redevelopment Agency
8.950%, 12/01/2022	865,000	965,876
Illinois - 0.54%
Chicago Illinois O’Hare International Airport
6.845%, 01/01/2038	990,000	1,051,400
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	983,802

		2,035,202
Indiana - 0.03%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	$120,000	$131,329
Maryland - 0.16%
Maryland State Transportation Authority
5.840%, 07/01/2011	260,000	272,953
5.888%, 07/01/2043	290,000	321,317

		594,270
Massachusetts - 0.26%
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	989,055
Missouri - 0.27%
University of Missouri
5.960%, 11/01/2039	940,000	1,036,237
New Jersey - 0.32%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	130,000	132,765
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,090,263

		1,223,028
New York - 0.24%
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	440,752
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	435,000	450,147

		890,899
Texas - 0.37%
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,385,201

TOTAL MUNICIPAL BONDS (Cost $12,086,742)		$12,974,894

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.75%
American Tower Trust, Series 2007-1A, Class AFX
5.420%, 04/15/2037 (S)	800,000	860,807
Banc of America Commercial
Mortgage, Series 2002-PB2,Class A4
6.186%, 06/11/2035	2,569,111	2,696,807
Bear Stearns Commercial Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	2,594,203	2,741,672
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,405,000	1,453,782
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,850,000	1,892,171
Series 2005-T20, Class A4A,
5.297%, 10/12/2042 (P)	895,000	956,775
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	390,000	407,064
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049	1,425,000	1,384,036
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	381,708	381,708
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	2,000,000	1,965,547
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	864,735	920,359

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743%, 05/12/2035 (S)(P)	$570,725	$639,174
Government National Mortgage Association,
Series 2006-38, Class XS IO
6.900%, 09/16/2035	352,491	41,694
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	2,500,000	2,572,288
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-CB14, Class A4
5.481%, 12/12/2044 (P)	1,500,000	1,587,359
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A4,
4.954%, 09/15/2030	1,500,000	1,583,940
Series 2001-C7, Class A3,
5.642%, 12/15/2025	227,762	231,550
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%, 05/12/2039 (P)	2,000,000	2,136,582
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	259,421	273,576
Series 2001, Class A4,
6.390%, 07/15/2033	652,098	673,586
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	2,594,203	2,717,551
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118%, 07/15/2042 (P)	1,240,000	1,313,465

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,757,105)		$29,431,493

ASSET BACKED SECURITIES - 0.80%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	920,000	980,844
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	845,000	915,558
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	900,000	831,564
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	284,360	308,568

TOTAL ASSET BACKED SECURITIES (Cost $2,949,207)		$3,036,534

SHORT-TERM INVESTMENTS - 0.27%
Repurchase Agreement - 0.27%
Repurchase Agreement with State Street Corp. dated 06/30/2010 at 0.01% to be repurchased at $1,025,000 on 07/01/2010, collateralized by $1,040,000 Federal Home Loan Mortgage Corp., 1.450% due 09/10/2010 (valued at $1,046,500 including interest)	$1,025,000	$1,025,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,025,000)		$1,025,000

Total Investments (Investment Quality Bond Trust)
(Cost $361,647,915) - 102.77%		$390,165,523
Other assets and liabilities, net - (2.77%)		(10,511,885)

TOTAL NET ASSETS - 100.00%		$379,653,638

Money Market Trust

	Shares or Principal Amount	Value

U.S TREASURY OBLIGATIONS - 18.14%
U.S. Treasury Bills - 18.14%
0.335%, 07/15/2010	$100,000,000	$99,986,972
0.335%, 01/13/2011	55,100,000	54,999,504
0.320%, 09/23/2010	75,000,000	74,944,000
0.320%, 11/18/2010	75,000,000	74,906,667
0.295%, 11/18/2010	50,000,000	49,942,639
0.285%, 08/26/2010	50,000,000	49,977,833
0.285%, 01/13/2011	40,000,000	39,937,933
0.260%, 11/18/2010	150,000,000	149,848,333
0.245%, 08/26/2010	50,000,000	49,980,945
0.240%, 08/26/2010	50,000,000	49,981,333
0.115%, 09/23/2010	100,000,000	99,973,167

TOTAL U.S TREASURY OBLIGATIONS (Cost $794,479,326)		$794,479,326

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.90%
Federal Home Loan Bank - 17.81%
0.790%, 08/04/2010 (P)	80,000,000	80,000,000
0.550%, 11/01/2010 (P)	130,000,000	129,999,987
0.400%, 12/27/2010	100,000,000	100,000,000
0.075%, 07/16/2010	100,000,000	99,996,875
0.070%, 07/14/2010	125,000,000	124,996,840
0.065%, 07/14/2010	112,475,000	112,472,360
0.050%, 07/14/2010	102,232,000	102,230,154
0.030%, 07/23/2010	30,200,000	30,199,446
Federal Home Loan Mortgage Corp. - 6.43%
4.125%, 07/12/2010	80,000,000	80,085,977
0.170%, 07/14/2010	26,030,000	26,028,402
0.160%, 07/14/2010	50,000,000	49,997,111
0.150%, 07/06/2010	50,000,000	49,998,958
0.095%, 08/09/2010	42,830,000	42,825,592
0.050%, 07/19/2010	32,900,000	32,899,178
Federal National Mortgage Association - 9.66%
0.780%, 08/11/2010 (P)	150,000,000	150,000,000
0.550%, 08/03/2010	80,000,000	80,000,000
0.140%, 09/15/2010	125,000,000	124,963,056
0.050%, 07/14/2010	68,300,000	68,298,767

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,484,992,703)		$1,484,992,703

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or Principal Amount	Value

COMMERCIAL PAPER - 34.60%
Bank of America Corp.
0.170%, 07/07/2010	$31,200,000	$31,199,116
Bank of Montreal
0.270%, 07/22/2010	75,000,000	74,988,188
Bank of Nova Scotia
0.250%, 07/09/2010	100,000,000	99,994,444
Bank of Nova Scotia
0.190%, 07/08/2010	75,000,000	74,997,229
Barclays US Funding Corp.
0.180%, 07/01/2010	125,000,000	125,000,000
BNP Paribas Finance, Inc.
0.300%, 07/15/2010	75,000,000	74,991,250
BNP Paribas Finance, Inc.
0.280%, 07/15/2010	25,000,000	24,997,278
BNP Paribas Finance, Inc.
0.260%, 07/07/2010	100,000,000	99,995,667
BTM Capital Corp.
0.450%, 07/22/2010	18,000,000	17,995,275
BTM Capital Corp.
0.410%, 07/14/2010 (S)	14,000,000	13,997,927
BTM Capital Corp.
0.400%, 07/22/2010	19,000,000	18,995,567
Coca-Cola Company
0.120%, 07/26/2010 (S)	100,000,000	99,991,667
General Electric Capital Corp.
0.110%, 07/30/2010	100,000,000	99,991,139
General Electric Capital Corp.
0.100%, 07/30/2010	47,800,000	47,796,149
Govco LLC
0.250%, 07/07/2010 (S)	40,000,000	39,998,333
International Business Machines Corp.
0.160%, 07/07/2010 (S)	113,100,000	113,096,984
Pepsico, Inc.
0.120%, 07/28/2010 (S)	22,000,000	21,998,020
Pepsico, Inc.
0.120%, 07/29/2010 (S)	50,000,000	49,995,333
Scotiabanc, Inc.
0.210%, 07/26/2010 (S)	10,225,000	10,223,509
Societe Generale North America, Inc.
0.290%, 07/06/2010	25,000,000	24,998,993
Societe Generale North America, Inc.
0.240%, 07/15/2010	75,000,000	74,993,000
Societe Generale North America, Inc.
0.140%, 07/02/2010	50,000,000	49,999,806
UBS Finance (Delaware) LLC
0.150%, 07/07/2010	100,000,000	99,997,500
UBS Finance (Delaware) LLC
0.090%, 07/06/2010	100,000,000	99,998,750
Wal-Mart Stores, Inc.
0.160%, 07/13/2010 (S)	25,000,000	24,998,667

TOTAL COMMERCIAL PAPER (Cost $1,515,229,791)		$1,515,229,791

CORPORATE INTEREST-BEARING
OBLIGATIONS - 1.14%
Barclays Bank PLC (0.500% to 08/02/2010,
then 1 month LIBOR + 0.150%)
02/01/2011	50,000,000	50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $50,000,000)		$50,000,000

TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) - 12.22%
Bank of America Corp.
1.356%, 12/02/2011 (P)	35,925,000	36,419,169
Citigroup Funding, Inc.
0.797%, 04/30/2012 (P)	75,000,000	75,000,000
Citigroup Funding, Inc.
0.668%, 04/30/2012 (P)	$55,420,000	$55,420,000
General Electric Capital Corp.
1.467%, 12/09/2011 (P)	223,315,000	226,526,502
JPMorgan Chase & Company
1.111%, 12/02/2011 (P)	75,000,000	75,865,965
Morgan Stanley
1.388%, 12/01/2011 (P)	64,975,000	65,844,368

TOTAL TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) (Cost $535,076,004)		$535,076,004

Total Investments (Money Market Trust)
(Cost $4,379,777,824) - 100.00%		$4,379,777,824
Other assets and liabilities, net - 0.00%		40,080

TOTAL NET ASSETS - 100.00%		$4,379,817,904

Money Market Trust B

	Share or Principal Amount	Value

U.S TREASURY OBLIGATIONS - 16.44%
U.S. Treasury Bills - 16.44%
0.335%, 07/15/2010	$20,000,000	$19,997,394
0.335%, 01/13/2011	10,000,000	9,981,761
0.320%, 09/23/2010	28,000,000	27,979,093
0.320%, 11/18/2010	16,160,000	16,139,890
0.295%, 11/18/2010	10,000,000	9,988,528
0.260%, 11/18/2010	20,000,000	19,979,779

TOTAL U.S TREASURY OBLIGATIONS (Cost $104,066,445)		$104,066,445

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 33.04%
Federal Home Loan Bank - 12.64%
0.790%, 08/04/2010 (P)	27,000,000	27,000,000
0.550%, 11/01/2010 (P)	20,000,000	19,999,998
0.010%, 07/07/2010	33,000,000	32,999,945
Federal Home Loan Mortgage Corp. - 12.68%
4.125%, 07/12/2010	20,000,000	20,021,494
0.050%, 07/14/2010	60,200,000	60,198,913
Federal National Mortgage Association - 7.72%
0.780%, 08/11/2010 (P)	30,000,000	30,000,000
0.660%, 10/22/2010 (P)	13,000,000	13,017,933
0.050%, 07/16/2010	5,839,000	5,838,878

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $209,077,161)		$209,077,161

COMMERCIAL PAPER - 34.25%
Bank of America Corp.
0.170%, 07/02/2010	30,000,000	29,999,858
Bank of Montreal
0.220%, 07/06/2010	28,000,000	27,999,144
Bank of Nova Scotia
0.140%, 07/02/2010	25,000,000	24,999,903
Barclays US Funding Corp.
0.150%, 07/02/2010	15,000,000	14,999,938
BNP Paribas Finance, Inc.
0.220%, 07/01/2010	30,000,000	30,000,000
International Business Machines Corp.
0.160%, 07/07/2010 (S)	13,500,000	13,499,640

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)

	Shares or Principal Amount	Value

COMMERCIAL PAPER (continued)
International Business Machines Corp.
0.150%, 07/01/2010 (S)	$14,257,000	$14,257,000
Nestle Capital Corp.
0.100%, 07/14/2010 (S)	6,000,000	5,999,783
Societe Generale North America, Inc.
0.140%, 07/02/2010	30,000,000	29,999,883
UBS Finance (Delaware) LLC
0.200%, 07/06/2010	25,000,000	24,999,306

TOTAL COMMERCIAL PAPER (Cost $216,754,455)		$216,754,455

CORPORATE INTEREST-BEARING
OBLIGATIONS - 0.79%
Barclays Bank PLC (0.500% to 08/02/2010,
then 1 month LIBOR + 0.150%)
02/01/2011	5,000,000	5,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $5,000,000)		$5,000,000

TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) - 15.23%
Bank of America Corp.
1.356%, 12/02/2011 (P)	6,075,000	6,158,565
Citigroup Funding, Inc.
0.797%, 04/30/2012 (P)	15,000,000	15,000,000
General Electric Capital Corp.
1.467%, 12/09/2011 (P)	50,015,000	50,728,417
JPMorgan Chase & Company
1.111%, 12/02/2011 (P)	10,000,000	10,115,462
Morgan Stanley
1.388%, 12/01/2011 (P)	14,220,000	14,408,675

TOTAL TEMPORARY LIQUIDITY GUARANTEE
PROGRAM (X) (Cost $96,411,119)		$96,411,119

Total Investments (Money Market Trust B)
(Cost $631,309,180) - 99.75%		$631,309,180
Other assets and liabilities, net - 0.25%		1,601,740

TOTAL NET ASSETS - 100.00%		$632,910,920

New Income Trust (formerly Spectrum Income Trust)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 48.92%
U.S. Treasury Bonds - 3.77%
2.625%, 04/30/2016	$27,170,000	$27,917,175
4.625%, 02/15/2040	59,840,000	67,263,870

		95,181,045
U.S. Treasury Notes - 14.25%
1.000%, 08/31/2011	15,000,000	15,097,260
1.750%, 08/15/2012	133,465,000	136,561,788
2.000%, 09/30/2010	1,425,000	1,431,346
2.250%, 05/31/2014	91,715,000	94,631,262
2.375%, 08/31/2010	11,000,000	11,039,963
2.625%, 07/31/2014	11,670,000	12,194,240
3.125%, 09/30/2013	71,110,000	75,709,964
4.000%, 08/15/2018	11,605,000	12,764,595

		359,430,418
U.S. Treasury Strips - 0.01%
zero coupon 05/15/2021	220,000	150,640
Federal Home Loan Bank - 0.06%
4.500%, 11/15/2012	$825,000	$894,105
5.250%, 06/18/2014	510,000	581,297

		1,475,402
Federal Home Loan Mortgage Corp. - 3.87%
2.864%, 02/01/2035 (P)	113,825	119,348
3.346%, 09/01/2032 (P)	3,751	3,929
3.378%, 07/01/2035 (P)	33,638	35,058
4.125%, 10/18/2010	2,400,000	2,427,823
4.371%, 07/01/2035 (P)	71,241	74,266
4.500%, 11/01/2018 to 04/01/2040	62,280,278	64,666,882
4.602%, 06/01/2038 (P)	169,247	178,086
4.708%, 07/01/2038 (P)	246,537	259,663
5.000%, 10/01/2018 to 04/01/2040	14,797,940	15,676,382
5.027%, 03/01/2036 (P)	264,380	279,781
5.061%, 11/01/2035 (P)	121,898	129,300
5.096%, 09/01/2035 (P)	104,639	110,617
5.119%, 01/01/2036 (P)	208,048	218,286
5.125%, 07/15/2012	2,180,000	2,376,941
5.255%, 02/01/2037 (P)	197,231	206,616
5.266%, 01/01/2036 (P)	8,817	9,375
5.332%, 04/01/2037 (P)	308,033	322,782
5.357%, 05/01/2037 (P)	97,277	102,473
5.383%, 02/01/2038 (P)	311,126	331,245
5.419%, 02/01/2037 (P)	517,882	543,056
5.420%, 06/01/2037 (P)	461,539	485,507
5.500%, 03/01/2018 to 12/01/2034	923,426	999,183
5.513%, 10/01/2036 (P)	366,104	384,895
5.785%, 02/01/2037 (P)	73,323	77,447
5.901%, 01/01/2037 (P)	103,841	109,486
5.938%, 12/01/2036 (P)	385,470	410,646
5.984%, 11/01/2036 (P)	282,686	301,149
6.000%, 06/15/2011 to 08/01/2038	4,531,274	4,886,081
6.082%, 10/01/2036 (P)	245,739	261,789
6.202%, 08/01/2036 (P)	371,747	396,027
6.500%, 05/01/2017 to 03/01/2037	1,053,150	1,168,494
7.000%, 02/01/2024 to 06/01/2032	24,786	27,806
7.500%, 05/01/2024 to 06/01/2024	2,810	3,163
10.500%, 05/01/2019	126	147

		97,583,729
Federal National Mortgage Association - 22.03%
1.742%, 10/01/2033 (P)	63,112	64,408
2.930%, 07/01/2027 (P)	1,062	1,088
3.034%, 11/01/2035 (P)	121,295	126,184
3.875%, 07/12/2013	2,155,000	2,334,899
4.375%, 09/15/2012 to 10/15/2015	1,185,000	1,300,072
4.500%, 05/01/2019 to 04/01/2040	126,836,569	132,345,574
4.556%, 07/01/2035 (P)	62,974	65,374
4.625%, 10/15/2014	660,000	736,268
4.793%, 09/01/2035 (P)	359,585	379,259
4.828%, 05/01/2038 (P)	154,790	164,288
4.842%, 04/01/2038 (P)	181,373	192,368
4.853%, 05/01/2038 (P)	365,953	388,148
4.874%, 05/01/2038 (P)	352,026	373,847
4.875%, 12/15/2016	350,000	395,602
4.924%, 08/01/2038 (P)	226,481	240,564
5.000%, 03/01/2018 to 06/01/2040	160,008,744	169,903,317
5.288%, 12/01/2035 (P)	18,187	19,368
5.306%, 12/01/2035 (P)	102,180	108,757
5.435%, 12/01/2035 (P)	22,752	24,223
5.444%, 06/01/2037 (P)	118,239	125,211
5.447%, 09/01/2037 (P)	127,908	135,159

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.489%, 01/01/2019 (P)		$761	$792
5.500%, 07/01/2013 to 04/01/2040		134,407,086	144,451,650
5.508%, 01/01/2037 (P)		140,273	147,396
5.534%, 07/01/2036 (P)		463,988	490,087
5.592%, 12/01/2035 (P)		36,150	38,454
5.777%, 08/01/2037 (P)		146,086	153,993
5.924%, 12/01/2036 (P)		171,484	181,136
5.963%, 09/01/2036 (P)		172,807	184,093
5.991%, 08/01/2036 (P)		280,279	294,417
6.000%, 05/15/2011 to 10/01/2039		77,914,305	84,584,328
6.500%, 06/01/2013 to 11/01/2037		14,029,016	15,430,522
7.000%, 12/01/2029 to 04/01/2037		79,951	88,767

			555,469,613
Government National Mortgage Association - 4.93%
3.612%, 11/16/2027		884,826	894,174
4.000%, 09/15/2018 to 06/20/2039		1,041,056	1,074,944
4.500%, 01/15/2019 to 06/20/2040		35,718,875	37,227,960
4.994%, 03/16/2030 (P)		49,000	53,208
5.000%, 01/15/2019 to 10/20/2039		21,687,917	23,236,854
5.500%, 02/15/2029 to 12/20/2039		25,944,077	28,183,169
6.000%, 11/15/2012 to 07/20/2039		22,540,815	24,750,664
6.500%, 12/15/2014 to 02/20/2039		6,256,554	6,946,514
7.000%, 04/15/2017 to 10/20/2036		1,812,824	2,025,559
9.250%, 10/15/2016 to 12/15/2019		3,792	4,326
9.750%, 07/15/2017 to 02/15/2021		4,834	5,611
10.250%, 11/15/2020		1,825	2,172
11.750%, 08/15/2013		853	954
12.000%, 10/15/2010 to 12/15/2012		115	124
12.250%, 03/15/2014 to 07/20/2015		996	1,161
12.750%, 12/20/2013 to 11/20/2014		947	1,103

			124,408,497

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,197,370,439)			$1,233,699,344

FOREIGN GOVERNMENT
OBLIGATIONS - 3.98%
Brazil - 0.77%
Federative Republic of Brazil
5.625%, 01/07/2041		3,450,000	3,389,625
10.000%, 01/01/2017	BRL	3,026,000	1,514,737
Notas do Tesouro Nacional, Series F
10.000%, 01/01/2021		30,637,000	14,597,130

			19,501,492
Canada - 1.58%
Government of Canada
3.500%, 06/01/2020	CAD	33,105,000	32,195,394
Province of Ontario
5.450%, 04/27/2016		$6,600,000	7,586,608

			39,782,002
Lithuania - 0.09%
Republic of Lithuania
6.750%, 01/15/2015 (S)		2,055,000	2,153,702
Mexico - 1.21%
Government of Mexico
5.625%, 01/15/2017		4,100,000	4,499,750
8.000%, 12/19/2013	MXN	188,100,000	15,576,767
8.500%, 11/18/2038		66,000,000	5,554,328
10.000%, 12/05/2024		51,300,000	4,952,674

			30,583,519
South Africa - 0.21%
Republic of South Africa
5.500%, 03/09/2020		$3,715,000	3,842,491
6.500%, 06/02/2014		1,360,000	1,509,600

			5,352,091
Sweden - 0.11%
Svensk Exportkredit AB
5.125%, 03/01/2017		2,420,000	2,699,827
United Arab Emirates - 0.01%
Mubadala Development Company, GMTN
5.750%, 05/06/2014 (S)		350,000	373,366

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $99,894,501)			$100,445,999

CORPORATE BONDS - 30.51%
Basic Materials - 1.14%
Allegheny Technologies, Inc.
9.375%, 06/01/2019		270,000	318,809
ArcelorMittal
5.375%, 06/01/2013		2,100,000	2,208,570
Ashland, Inc.
9.125%, 06/01/2017		350,000	383,250
Barrick Australian Finance Ltd.
5.950%, 10/15/2039		1,600,000	1,705,019
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		1,015,000	1,131,528
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013		70,000	73,669
8.625%, 08/15/2010		180,000	181,336
CF Industries, Inc.
6.875%, 05/01/2018		2,000,000	2,035,000
Cliffs Natural Resources, Inc.
5.900%, 03/15/2020		1,525,000	1,635,340
Corp Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)		260,000	318,583
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		2,760,000	3,036,000
Georgia-Pacific LLC
7.000%, 01/15/2015 (S)		375,000	378,750
8.250%, 05/01/2016 (S)		550,000	586,438
International Paper Company
9.375%, 05/15/2019		400,000	516,637
Placer Dome, Inc.
6.450%, 10/15/2035		340,000	374,182
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020		3,225,000	3,430,932
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013		480,000	525,913
8.950%, 05/01/2014		1,520,000	1,843,663
Southern Copper Corp.
5.375%, 04/16/2020		600,000	601,395
Steel Dynamics, Inc.
6.750%, 04/01/2015		140,000	140,525
7.375%, 11/01/2012		500,000	517,500
7.625%, 03/15/2020 (S)		1,200,000	1,194,000
Teck Resources, Ltd.
9.750%, 05/15/2014		675,000	797,726
10.250%, 05/15/2016		825,000	973,500
10.750%, 05/15/2019		335,000	410,476
The Dow Chemical Company
8.550%, 05/15/2019		2,000,000	2,448,226

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Vale Overseas, Ltd.
6.250%, 01/23/2017	$940,000	$1,023,865

		28,790,832
Communications - 4.89%
Affinity Group, Inc.
9.000%, 02/15/2012 (H)	325,000	242,531
10.875%, 02/15/2012 (H)	48,587	19,435
America Movil SAB de CV
5.000%, 10/16/2019 (S)	3,095,000	3,198,531
5.625%, 11/15/2017	115,000	125,708
5.750%, 01/15/2015	280,000	311,788
6.375%, 03/01/2035	4,280,000	4,580,319
American Tower Corp.
4.625%, 04/01/2015	4,895,000	5,091,960
7.250%, 05/15/2019	1,603,000	1,827,420
AT&T, Inc.
5.300%, 11/15/2010	175,000	177,776
5.800%, 02/15/2019	8,255,000	9,293,834
6.450%, 06/15/2034	385,000	419,048
6.700%, 11/15/2013	230,000	265,437
7.875%, 03/01/2011	465,000	486,234
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)	3,390,000	3,804,889
9.500%, 11/15/2018 (S)	590,000	788,531
CBS Corp.
5.750%, 04/15/2020	3,280,000	3,520,509
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	900,000	951,750
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	500,000	495,625
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	157,000	181,801
Comcast Cable Communications, Inc.
6.750%, 01/30/2011	225,000	232,040
Comcast Corp.
5.700%, 05/15/2018	2,115,000	2,324,910
6.400%, 03/01/2040	1,530,000	1,646,767
6.950%, 08/15/2037	1,525,000	1,734,727
COX Communications, Inc.
6.250%, 06/01/2018 (S)	1,600,000	1,784,098
7.875%, 09/15/2010 (S)	250,000	253,092
8.375%, 03/01/2039 (S)	2,615,000	3,554,653
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	313,500
CSC Holdings LLC
8.500%, 04/15/2014	975,000	1,016,438
CW Media Holdings, Inc., PIK
13.500%, 08/15/2015 (S)	135,539	151,296
DirecTV Holdings LLC
3.550%, 03/15/2015	2,015,000	2,028,370
6.375%, 06/15/2015	275,000	284,625
7.625%, 05/15/2016	325,000	353,031
DirecTV Holdings LLC / DirecTV
Financing Company, Inc.
5.875%, 10/01/2019	1,815,000	1,982,681
Discovery Communications LLC
3.700%, 06/01/2015	2,340,000	2,399,071
5.625%, 08/15/2019	1,325,000	1,434,287
DISH DBS Corp.
7.750%, 05/31/2015	3,000,000	3,090,000
Grupo Televisa SA
6.625%, 01/15/2040	1,865,000	1,943,185
Historic TW, Inc.
6.875%, 06/15/2018	$4,270,000	$5,024,031
Intelsat Corp.
9.250%, 06/15/2016	625,000	656,250
Lamar Media Corp.
6.625%, 08/15/2015	525,000	502,688
Motorola, Inc.
8.000%, 11/01/2011	375,000	402,497
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	5,465,000	5,699,929
News America, Inc.
6.150%, 03/01/2037	3,620,000	3,775,403
6.400%, 12/15/2035	1,795,000	1,953,567
7.850%, 03/01/2039	190,000	234,439
Nielsen Finance LLC
11.500%, 05/01/2016	225,000	245,813
Nokia OYJ
5.375%, 05/15/2019	65,000	68,386
Omnicom Group, Inc.
6.250%, 07/15/2019	1,655,000	1,883,653
Qwest Communications International, Inc., Series B
7.500%, 02/15/2014	500,000	501,250
Qwest Corp.
3.787%, 06/15/2013 (P)	125,000	123,750
7.500%, 10/01/2014	175,000	186,156
8.375%, 05/01/2016	550,000	600,875
8.875%, 03/15/2012	275,000	294,938
Rogers Communications, Inc.
6.375%, 03/01/2014	405,000	459,824
6.800%, 08/15/2018	2,400,000	2,837,054
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	150,000	155,250
8.250%, 08/15/2019 (S)	125,000	131,563
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,683,314
Sprint Capital Corp.
7.625%, 01/30/2011	350,000	356,125
8.375%, 03/15/2012	475,000	498,156
Sprint Nextel Corp.
8.375%, 08/15/2017	1,625,000	1,625,000
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,865,000	2,929,365
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,218,817
6.175%, 06/18/2014	2,675,000	2,796,544
Telefonica Emisiones SAU
5.855%, 02/04/2013	50,000	53,788
5.877%, 07/15/2019	1,440,000	1,535,871
6.221%, 07/03/2017	2,005,000	2,180,839
Thomson Reuters Corp.
6.500%, 07/15/2018	1,220,000	1,441,088
Time Warner Cable, Inc.
3.500%, 02/01/2015	4,240,000	4,334,387
5.400%, 07/02/2012	825,000	881,244
7.500%, 04/01/2014	720,000	836,565
8.250%, 02/14/2014	690,000	815,612
Time Warner, Inc.
7.700%, 05/01/2032	455,000	548,745
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)	500,000	490,000

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	$200,000	$204,000
Verizon Communications, Inc.
6.900%, 04/15/2038	280,000	327,239
Verizon Global Funding Corp.
6.875%, 06/15/2012	50,000	55,102
7.250%, 12/01/2010	95,000	97,571
7.750%, 12/01/2030	320,000	398,768
Verizon Virginia, Inc.
4.625%, 03/15/2013	900,000	949,744
Verizon Wireless Capital LLC
5.550%, 02/01/2014	2,715,000	3,043,909
8.500%, 11/15/2018	760,000	988,106
Videotron Ltee
6.875%, 01/15/2014	485,000	487,425
Vodafone Group PLC
5.625%, 02/27/2017	275,000	301,614
Windstream Corp.
8.125%, 08/01/2013	125,000	129,219
WPP Finance UK
8.000%, 09/15/2014	80,000	93,797

		123,349,167
Consumer, Cyclical - 1.33%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)	1,175,000	1,230,813
Advance Auto Parts, Inc.
5.750%, 05/01/2020	1,485,000	1,518,392
Cinemark USA, Inc.
8.625%, 06/15/2019	350,000	351,750
Continental Airlines, Inc.
7.250%, 11/10/2019	440,000	468,600
9.000%, 07/08/2016	1,636,243	1,758,961
CVS Caremark Corp.
2.037%, 09/10/2010 (P)	540,000	541,065
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	2,930,000	3,279,364
Delta Air Lines, Inc.
7.570%, 11/18/2010	675,000	683,438
7.750%, 12/17/2019	722,953	780,789
9.500%, 09/15/2014 (S)	500,000	525,000
Delta Air Lines, Inc., Series 071A
6.821%, 08/10/2022	109,551	108,181
Home Depot, Inc.
5.200%, 03/01/2011	165,000	169,154
5.400%, 03/01/2016	1,135,000	1,263,270
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)	1,790,000	1,867,562
JC Penney Company, Inc.
5.650%, 06/01/2020	2,370,000	2,316,675
9.000%, 08/01/2012	370,000	407,463
Johnson Controls, Inc.
5.000%, 03/30/2020	3,025,000	3,179,390
Lennar Corp.
5.600%, 05/31/2015	65,000	57,200
5.950%, 10/17/2011	25,000	25,750
Limited Brands, Inc.
7.000%, 05/01/2020	1,325,000	1,334,938
MDC Holdings, Inc.
5.375%, 12/15/2014	55,000	55,898
5.625%, 02/01/2020	1,560,000	1,474,373
Nordstrom, Inc.
4.750%, 05/01/2020	1,435,000	1,486,178
6.750%, 06/01/2014	$100,000	$116,207
Pulte Homes, Inc.
5.200%, 02/15/2015	75,000	70,500
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	393,000
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	100,000	99,500
Southwest Airlines Company
5.125%, 03/01/2017	2,390,000	2,425,324
6.500%, 03/01/2012	160,000	170,555
Speedway Motorsports, Inc.
6.750%, 06/01/2013	180,000	179,550
8.750%, 06/01/2016	200,000	210,000
Staples, Inc.
9.750%, 01/15/2014	765,000	938,408
Starwood Hotels & Resorts
Worldwide, Inc.
7.875%, 10/15/2014	625,000	671,875
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016	1,475,000	1,604,063
Wal-Mart Stores, Inc.
2.875%, 04/01/2015	1,630,000	1,690,599
Whirlpool Corp.
6.125%, 06/15/2011	135,000	139,800

		33,593,585
Consumer, Non-cyclical - 2.78%
Abbott Laboratories
5.125%, 04/01/2019	500,000	557,885
Altria Group, Inc.
4.125%, 09/11/2015	5,590,000	5,695,483
8.500%, 11/10/2013	3,615,000	4,219,959
9.250%, 08/06/2019	1,280,000	1,597,576
AmerisourceBergen Corp.
4.875%, 11/15/2019	1,485,000	1,538,554
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/2014 to 01/15/2020	4,445,000	4,799,808
7.200%, 01/15/2014 (S)	1,220,000	1,402,799
ARAMARK Corp.
3.844%, 02/01/2015 (P)	300,000	276,000
BAT International Finance PLC
8.125%, 11/15/2013 (S)	1,155,000	1,363,466
Boston Scientific Corp.
4.500%, 01/15/2015	2,145,000	2,107,106
6.000%, 06/15/2011	150,000	152,664
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	945,000	1,128,494
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	928,380
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	308,333
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)	1,110,000	1,127,454
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	631,432
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020 (S)	1,850,000	1,889,092
Delhaize Group SA
6.500%, 06/15/2017	285,000	328,406
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	830,000	839,606
Education Management Corp.
10.250%, 06/01/2016	56,000	58,240

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Express Scripts, Inc.
5.250%, 06/15/2012	$475,000	$507,455
6.250%, 06/15/2014	2,435,000	2,756,946
Genentech, Inc.
4.400%, 07/15/2010	360,000	360,348
General Mills, Inc.
11.973%, 10/15/2010	280,000	293,105
Great Atlantic & Pacific Tea Company
11.375%, 08/01/2015 (S)	600,000	499,500
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	4,840,000	4,864,123
HCA, Inc.
8.500%, 04/15/2019	200,000	212,000
Kellogg Company
4.250%, 03/06/2013	770,000	825,257
Kraft Foods, Inc.
6.500%, 02/09/2040	1,905,000	2,130,417
Life Technologies Corp.
4.400%, 03/01/2015	2,390,000	2,472,159
McCormick & Company, Inc.
5.800%, 07/15/2011	120,000	125,642
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	1,105,000	1,168,450
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,293,847
4.375%, 09/15/2010	125,000	125,945
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,535,493
Novasep Holding SAS
9.750%, 12/15/2016 (S)	175,000	171,938
PepsiCo, Inc.
5.500%, 01/15/2040	3,230,000	3,538,549
Philip Morris International, Inc.
4.500%, 03/26/2020	4,000,000	4,062,788
Psychiatric Solutions, Inc., Series 1
7.750%, 07/15/2015	275,000	281,875
Reynolds American, Inc.
7.250%, 06/01/2013	1,240,000	1,364,139
Safeway, Inc.
6.250%, 03/15/2014	1,750,000	1,991,642
Teva Pharmaceutical Finance Company LLC
5.550%, 02/01/2016	365,000	415,917
The Kroger Company
3.900%, 10/01/2015	1,020,000	1,075,973
7.500%, 01/15/2014	142,000	165,950
Tyson Foods, Inc.
10.500%, 03/01/2014	750,000	873,750
United Surgical Partners International, Inc.
8.875%, 05/01/2017	385,000	384,038
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)	315,000	264,600
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	280,000	315,239
WellPoint, Inc.
5.000%, 01/15/2011	415,000	423,100
6.000%, 02/15/2014	1,390,000	1,558,668

		70,009,590
Energy - 2.70%
Arch Western Finance LLC
6.750%, 07/01/2013	100,000	100,250
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	330,883
Boardwalk Pipelines LP (continued)
5.750%, 09/15/2019	$415,000	$434,563
Buckeye Partners LP
5.500%, 08/15/2019	2,465,000	2,554,154
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	296,457
6.250%, 03/15/2038	475,000	519,277
6.450%, 06/30/2033	65,000	71,343
Chesapeake Energy Corp.
9.500%, 02/15/2015	1,000,000	1,105,000
Chevron Corp.
3.450%, 03/03/2012	575,000	599,279
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	135,631
Complete Production Services, Inc.
8.000%, 12/15/2016	1,450,000	1,417,375
Concho Resources, Inc.
8.625%, 10/01/2017	500,000	515,000
Conoco Funding Company
6.350%, 10/15/2011	75,000	80,003
ConocoPhillips
5.750%, 02/01/2019	530,000	606,223
6.500%, 02/01/2039	1,600,000	1,932,190
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	887,566
Devon Energy Corp.
5.625%, 01/15/2014	400,000	444,012
Devon Financing Corp.
6.875%, 09/30/2011	540,000	576,539
7.875%, 09/30/2031	405,000	514,395
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	228,414
5.150%, 09/01/2014	375,000	389,295
5.700%, 10/15/2039	1,880,000	1,693,000
5.875%, 05/01/2019	200,000	207,288
El Paso Corp.
12.000%, 12/12/2013	1,175,000	1,354,188
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	104,136
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	479,137
EnCana Corp.
5.900%, 12/01/2017	425,000	477,641
6.500%, 05/15/2019 to 08/15/2034	2,115,000	2,344,745
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,606,427
Enterprise Products Operating LLC
5.250%, 01/31/2020	435,000	447,841
5.900%, 04/15/2013	330,000	355,880
6.300%, 09/15/2017	220,000	246,097
7.550%, 04/15/2038	520,000	605,440
9.750%, 01/31/2014	135,000	162,876
EOG Resources, Inc.
5.875%, 09/15/2017	500,000	562,946
6.125%, 10/01/2013	230,000	259,285
Gaz Capital for Gazprom
8.625%, 04/28/2034	2,365,000	2,710,881
Gaz Capital SA
7.288%, 08/16/2037	140,000	138,124
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	130,000	144,691
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,403,694

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hess Corp. (continued)
7.875%, 10/01/2029	$1,724,000	$2,121,401
8.125%, 02/15/2019	290,000	361,501
Kinder Morgan Finance Company
5.700%, 01/05/2016	440,000	420,200
Kinder Morgan, Inc.
6.500%, 09/01/2012	139,000	143,518
Magellan Midstream Partners LP
6.550%, 07/15/2019	355,000	398,683
Marathon Oil Corp.
5.900%, 03/15/2018	580,000	640,116
6.500%, 02/15/2014	265,000	298,382
6.600%, 10/01/2037	3,330,000	3,638,808
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	955,000	1,091,436
Nabors Industries, Inc.
9.250%, 01/15/2019	2,170,000	2,667,898
Northwest Pipeline Corp.
5.950%, 04/15/2017	60,000	66,012
NuStar Logistics LP
7.650%, 04/15/2018	185,000	213,251
Pemex Project Funding Master Trust
5.750%, 03/01/2018	2,645,000	2,770,865
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,817,722
5.875%, 03/01/2018	2,680,000	2,758,210
7.875%, 03/15/2019	2,366,000	2,707,078
Petroleos Mexicanos
8.000%, 05/03/2019	200,000	238,000
Plains All American Pipeline LP
4.250%, 09/01/2012	295,000	308,203
5.750%, 01/15/2020	765,000	790,475
6.500%, 05/01/2018	1,315,000	1,447,256
Plains Exploration & Production Company
7.000%, 03/15/2017	125,000	119,375
Pride International, Inc.
8.500%, 06/15/2019	200,000	207,500
Rowan Companies, Inc.
7.875%, 08/01/2019	360,000	396,605
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012	475,000	453,618
Shell International Finance BV
4.300%, 09/22/2019	1,270,000	1,310,620
6.375%, 12/15/2038	440,000	525,670
Smith International, Inc.
8.625%, 03/15/2014	100,000	118,762
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	461,844
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	103,827
Spectra Energy Capital LLC
5.650%, 03/01/2020	520,000	546,398
Sunoco, Inc.
9.625%, 04/15/2015	515,000	610,433
Swift Energy Company
8.875%, 01/15/2020	250,000	246,250
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,220,000	1,314,584
The Premcor Refining Group, Inc.
6.750%, 02/01/2011	110,000	113,290
The Williams Companies, Inc.
7.750%, 06/15/2031	37,000	39,751
Valero Energy Corp.
6.125%, 06/15/2017	$520,000	$552,239
9.375%, 03/15/2019	150,000	181,693
Weatherford International, Ltd.
9.625%, 03/01/2019	2,035,000	2,450,529
Williams Partners LP
6.300%, 04/15/2040 (S)	2,365,000	2,376,142
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	750,000	764,934
YPF SA
10.000%, 11/02/2028	195,000	205,238

		68,040,483
Financial - 13.84%
Aflac, Inc.
6.900%, 12/17/2039	1,325,000	1,377,327
8.500%, 05/15/2019	1,865,000	2,243,923
AMB Property LP
6.625%, 12/01/2019	1,825,000	1,966,587
American Express Centurion Bank
5.550%, 10/17/2012	115,000	123,615
American Express Company
7.250%, 05/20/2014	1,495,000	1,699,262
American Express Credit Corp.
5.125%, 08/25/2014	690,000	742,351
5.875%, 05/02/2013	4,625,000	5,060,356
American Express Credit Corp., Series C
7.300%, 08/20/2013	310,000	350,984
Ameriprise Financial, Inc.
7.300%, 06/28/2019	530,000	626,152
AngloGold Holdings PLC
5.375%, 04/15/2020	835,000	847,743
AvalonBay Communities, Inc.
4.950%, 03/15/2013	55,000	58,205
6.100%, 03/15/2020	1,065,000	1,177,076
6.625%, 09/15/2011	112,000	117,613
BAC Capital Trust VI
5.625%, 03/08/2035	3,098,000	2,610,087
Bank of America Corp.
4.375%, 12/01/2010	200,000	202,659
5.625%, 07/01/2020	8,355,000	8,421,364
5.650%, 05/01/2018	20,940,000	21,459,563
5.750%, 08/15/2016	205,000	212,374
6.500%, 08/01/2016	875,000	946,944
7.375%, 05/15/2014	4,400,000	4,931,348
7.400%, 01/15/2011	50,000	51,482
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	1,390,000	1,446,131
Bank One Corp.
5.250%, 01/30/2013	180,000	191,562
5.900%, 11/15/2011	50,000	52,544
7.875%, 08/01/2010	500,000	502,232
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,188,030
5.200%, 07/10/2014	510,000	538,230
6.750%, 05/22/2019	380,000	422,725
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,157,214
BB&T Corp.
5.700%, 04/30/2014	1,745,000	1,916,293
Berkshire Hathaway Finance Corp.
4.600%, 05/15/2013	425,000	461,412

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
(Q)	$425,000	$354,875
Capital One Financial Corp.
7.375%, 05/23/2014	320,000	365,906
Citigroup, Inc.
5.125%, 02/14/2011	300,000	305,367
5.500%, 04/11/2013 to 10/15/2014	8,945,000	9,203,891
5.850%, 07/02/2013	590,000	617,708
6.125%, 05/15/2018	10,200,000	10,645,556
6.500%, 08/19/2013	3,635,000	3,871,918
8.500%, 05/22/2019	950,000	1,132,518
Commonwealth Bank of Australia
3.500%, 03/19/2015 (S)	3,465,000	3,510,693
3.750%, 10/15/2014 (S)	2,050,000	2,107,451
ConocoPhillips Canada Funding Company
5.300%, 04/15/2012	480,000	512,939
Credit Suisse AG
5.400%, 01/14/2020	2,905,000	2,888,337
Credit Suisse/New York
5.500%, 05/01/2014	3,195,000	3,493,221
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	2,628,000	2,884,372
Discover Bank
8.700%, 11/18/2019	1,500,000	1,665,291
Discover Financial Services
10.250%, 07/15/2019	445,000	529,615
E*TRADE Financial Corp.
7.875%, 12/01/2015	675,000	604,125
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	3,300,000	3,334,700
ERP Operating LP
5.250%, 09/15/2014	200,000	213,983
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	760,821
Fifth Third Bancorp
6.250%, 05/01/2013	1,655,000	1,800,590
8.250%, 03/01/2038	1,900,000	2,130,147
Ford Motor Credit Company LLC
8.125%, 01/15/2020	500,000	510,346
GATX Financial Corp.
5.500%, 02/15/2012	285,000	297,346
General Electric Capital Corp.
3.750%, 11/14/2014	7,500,000	7,672,373
4.250%, 09/13/2010	695,000	699,428
4.800%, 05/01/2013	1,575,000	1,679,074
5.250%, 10/19/2012	450,000	481,001
5.625%, 05/01/2018	2,945,000	3,129,693
5.875%, 02/15/2012 to 01/14/2038	1,195,000	1,212,891
5.900%, 05/13/2014	1,890,000	2,086,212
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	10,110,000	10,944,793
General Electric Capital Corp.,
MTN, Series A
6.000%, 06/15/2012	680,000	731,764
Genworth Financial, Inc.
7.700%, 06/15/2020	685,000	684,258
8.625%, 12/15/2016	1,275,000	1,359,677
HBOS PLC
6.000%, 11/01/2033 (S)	390,000	285,096
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	259,084
HSBC Bank USA, Inc.
4.625%, 04/01/2014	$100,000	$105,322
HSBC Holdings PLC
6.500%, 05/02/2036	170,000	176,319
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	650,000	696,375
International Lease Finance Corp.
5.300%, 05/01/2012	480,000	451,200
6.625%, 11/15/2013	695,000	644,613
Janus Capital Group, Inc.
6.950%, 06/15/2017	625,000	627,418
Jefferies Group, Inc.
5.875%, 06/08/2014	176,000	186,116
8.500%, 07/15/2019	2,220,000	2,493,639
JPMorgan Chase & Company
2.125%, 12/26/2012	55,000	56,564
3.700%, 01/20/2015	7,500,000	7,671,338
4.650%, 06/01/2014	5,565,000	5,933,826
4.750%, 05/01/2013	1,045,000	1,114,812
6.000%, 01/15/2018	11,495,000	12,693,181
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	5,565,000	5,659,260
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	109,940
Kilroy Realty LP
6.625%, 06/01/2020 (S)	2,330,000	2,374,596
Lincoln National Corp.
4.300%, 06/15/2015	495,000	503,471
8.750%, 07/01/2019	250,000	306,397
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	2,950,000	2,842,204
Mack-Cali Realty LP
5.800%, 01/15/2016	75,000	78,977
7.750%, 08/15/2019	190,000	223,273
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	403,007
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	850,000	891,682
6.150%, 04/25/2013	210,000	224,519
6.875%, 04/25/2018	805,000	858,759
7.750%, 05/14/2038	435,000	465,253
MetLife, Inc.
6.750%, 06/01/2016	80,000	90,508
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)	3,210,000	3,246,398
5.125%, 11/09/2011 to 06/10/2014 (S)	680,000	718,349
Morgan Stanley
4.100%, 01/26/2015	6,050,000	5,896,197
4.200%, 11/20/2014	7,640,000	7,544,026
5.625%, 01/09/2012	50,000	52,027
6.000%, 05/13/2014 to 04/28/2015	7,330,000	7,664,681
7.300%, 05/13/2019	7,385,000	7,941,969
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	2,390,000	2,505,040
National Gas Company of
Trinidad & Tobago Ltd.
6.050%, 01/15/2036 (S)	100,000	91,600
Northern Trust Corp.
4.625%, 05/01/2014	245,000	267,808
5.300%, 08/29/2011	141,000	146,494
5.500%, 08/15/2013	235,000	261,475
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,475

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
PACCAR Financial Corp.
2.050%, 06/17/2013	$5,060,000	$5,083,013
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	3,435,000	3,645,249
PartnerRe Finance B LLC
5.500%, 06/01/2020	3,360,000	3,247,131
PF Export Receivables Master Trust
6.436%, 06/01/2015 (S)	36,313	38,434
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,498,281
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	650,000	706,690
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	168,551
7.875%, 05/15/2014	785,000	907,778
8.875%, 05/15/2019	200,000	245,230
Principal Life Global Funding I
5.250%, 01/15/2013 (S)	160,000	169,668
Principal Life Income Funding Trusts
5.200%, 11/15/2010	35,000	35,529
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,508,062
Prudential Financial, Inc.
4.750%, 09/17/2015	3,675,000	3,794,177
5.375%, 06/21/2020	1,705,000	1,726,783
6.200%, 01/15/2015	245,000	269,630
Reckson Operating Partnership LP
6.000%, 03/31/2016	200,000	193,816
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,099,598
Regions Financial Corp.
5.750%, 06/15/2015	800,000	794,939
Reinsurance Group of America, Inc.
6.450%, 11/15/2019	705,000	753,483
Santander US Debt SA
3.724%, 01/20/2015 (S)	3,500,000	3,362,461
Simon Property Group LP
4.200%, 02/01/2015	2,195,000	2,255,575
5.300%, 05/30/2013	120,000	129,097
5.750%, 12/01/2015	480,000	527,692
6.750%, 05/15/2014	495,000	556,340
10.350%, 04/01/2019	35,000	46,587
SLM Corp.
5.125%, 08/27/2012	1,320,000	1,300,350
5.375%, 05/15/2014	350,000	320,026
SLM Corp., MTN
8.450%, 06/15/2018	1,075,000	992,022
Sovereign Bank
2.110%, 04/01/2014 (P)	15,000	14,694
Standard Chartered PLC
3.850%, 04/27/2015 (S)	2,200,000	2,219,637
Sun Life Financial Global Funding LP
0.541%, 10/06/2013 (P)(S)	250,000	242,504
Teco Finance, Inc.
5.150%, 03/15/2020	2,515,000	2,621,415
6.572%, 11/01/2017	35,000	39,821
7.000%, 05/01/2012	23,000	24,884
The Allstate Corp.
7.450%, 05/16/2019	1,700,000	2,003,555
The Goldman Sachs Capital I
6.345%, 02/15/2034	3,601,000	3,231,091
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	105,000	106,964
The Goldman Sachs Group, Inc. (continued)
6.000%, 06/15/2020	$1,525,000	$1,572,478
6.150%, 04/01/2018	16,880,000	17,682,087
6.600%, 01/15/2012	2,095,000	2,215,762
6.750%, 10/01/2037	3,490,000	3,421,394
6.875%, 01/15/2011	700,000	717,697
7.500%, 02/15/2019	5,730,000	6,404,874
Toyota Motor Credit Corp.
3.200%, 06/17/2015	5,000,000	5,103,310
UnumProvident Finance Company PLC
6.850%, 11/15/2015	555,000	589,447
US Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
(Q)	5,165,000	5,245,058
USB Capital XIII Trust
6.625%, 12/15/2039	1,500,000	1,581,510
Ventas Realty LP
6.500%, 06/01/2016	690,000	702,604
Wachovia Corp., Series G
5.750%, 02/01/2018	10,625,000	11,640,198
WEA Finance LLC
6.750%, 09/02/2019 (S)	375,000	416,796
7.500%, 06/02/2014 (S)	455,000	515,635
Wells Fargo & Company
2.125%, 06/15/2012	30,000	30,806
4.875%, 01/12/2011	210,000	214,314
Wells Fargo Bank NA
4.750%, 02/09/2015	2,045,000	2,140,313
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010(S)	265,000	267,877
Westpac Banking Corp.
4.875%, 11/19/2019	3,000,000	3,098,292
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)	180,000	187,124

		348,932,889
Industrial - 1.20%
3M Company
4.650%, 12/15/2012	610,000	665,381
5.700%, 03/15/2037	225,000	257,238
Boise Cascade LLC
7.125%, 10/15/2014	18,000	16,943
Bombardier, Inc.
6.300%, 05/01/2014 (S)	575,000	586,500
Canadian Pacific Railway Company
7.250%, 05/15/2019	425,000	506,050
Clondalkin Acquisition BV
2.537%, 12/15/2013 (P)(S)	225,000	194,625
CRH America, Inc.
5.300%, 10/15/2013	140,000	150,498
6.000%, 09/30/2016	2,050,000	2,285,326
CSX Corp.
5.750%, 03/15/2013	290,000	316,947
Deere & Company
4.375%, 10/16/2019	3,945,000	4,203,386
Embraer Overseas, Ltd.
6.375%, 01/15/2020	440,000	451,528
Emerson Electric Company
5.250%, 11/15/2039	2,500,000	2,671,880
General Dynamics Corp.
4.500%, 08/15/2010	315,000	316,307
Gibraltar Industries, Inc.
8.000%, 12/01/2015	1,150,000	1,109,750

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Holcim US Finance
6.000%, 12/30/2019 (S)	$1,745,000	$1,861,505
L-3 Communications Corp.
4.750%, 07/15/2020	1,940,000	1,954,915
Lafarge SA
6.150%, 07/15/2011	130,000	133,228
Northrop Grumman Corp.
7.125%, 02/15/2011	640,000	662,908
Rock-Tenn Company
9.250%, 03/15/2016	250,000	268,125
Roper Industries, Inc.
6.250%, 09/01/2019	2,300,000	2,549,904
United Technologies Corp.
5.375%, 12/15/2017	120,000	137,549
5.400%, 05/01/2035	100,000	107,730
5.700%, 04/15/2040	2,555,000	2,852,254
6.125%, 02/01/2019	1,710,000	2,039,242
Waste Management, Inc.
4.750%, 06/30/2020	1,615,000	1,660,260
6.100%, 03/15/2018	530,000	604,074
6.375%, 03/11/2015	1,490,000	1,708,695
7.375%, 05/15/2029	15,000	17,860

		30,290,608
Technology - 0.21%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017 (S)	300,000	298,500
Dun & Bradstreet Corp.
5.500%, 03/15/2011	120,000	123,649
First Data Corp.
9.875%, 09/24/2015	300,000	228,000
Hewlett-Packard Company
2.950%, 08/15/2012	520,000	538,963
International Business Machines Corp.
6.500%, 10/15/2013	375,000	433,615
Oracle Corp.
5.000%, 01/15/2011	510,000	520,688
Xerox Corp.
5.500%, 05/15/2012	215,000	229,179
5.650%, 05/15/2013	1,150,000	1,244,723
6.350%, 05/15/2018	485,000	540,985
8.250%, 05/15/2014	1,100,000	1,289,361

		5,447,663
Utilities - 2.42%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)	855,000	887,016
AGL Capital Corp.
5.250%, 08/15/2019	430,000	454,808
Alabama Power Company
4.850%, 12/15/2012	300,000	324,975
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	2,940,000	2,879,380
Appalachian Power Company
5.650%, 08/15/2012	350,000	375,327
6.375%, 04/01/2036	2,010,000	2,173,479
7.950%, 01/15/2020	345,000	430,205
Atmos Energy Corp.
5.950%, 10/15/2034	35,000	35,841
8.500%, 03/15/2019	60,000	75,409
Baltimore Gas & Electric Company
5.900%, 10/01/2016	285,000	328,261
Black Hills Corp.
9.000%, 05/15/2014	455,000	532,095
Carolina Power & Light Company
5.300%, 01/15/2019	$150,000	$167,723
CenterPoint Energy, Inc.
7.250%, 09/01/2010	175,000	176,405
Consolidated Edison Company of New York, Inc.
6.750%, 04/01/2038	185,000	225,468
Consumers Energy Company
5.800%, 09/15/2035	100,000	107,423
6.000%, 02/15/2014	165,000	184,530
Dominion Resources, Inc.
4.750%, 12/15/2010	345,000	350,973
Duke Energy Carolinas LLC
5.300%, 02/15/2040	2,100,000	2,215,487
EDP Finance BV
4.900%, 10/01/2019 (S)	1,350,000	1,223,177
El Paso Electric Company
6.000%, 05/15/2035	245,000	238,383
Electricite de France
4.600%, 01/27/2020 (S)	2,900,000	2,978,291
6.950%, 01/26/2039 (S)	1,875,000	2,259,900
Enel Finance International SA
6.000%, 10/07/2039 (S)	3,100,000	2,982,479
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,009,444
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,720,000	2,846,189
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	1,915,307
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	277,674
Nevada Power Company
5.875%, 01/15/2015	40,000	44,572
6.650%, 04/01/2036	1,400,000	1,591,884
6.750%, 07/01/2037	245,000	282,692
7.125%, 03/15/2019	915,000	1,082,290
NiSource Finance Corp.
6.150%, 03/01/2013	225,000	245,363
Northeast Utilities Corp.
5.650%, 06/01/2013	625,000	672,717
Northern States Power Company
5.350%, 11/01/2039	835,000	877,792
NRG Energy, Inc.
7.375%, 02/01/2016	1,030,000	1,024,850
NSTAR Electric Company
5.500%, 03/15/2040	3,455,000	3,740,791
Ohio Power Company
5.750%, 09/01/2013	195,000	215,729
Pacific Gas & Electric Company
4.800%, 03/01/2014	225,000	243,812
6.050%, 03/01/2034	2,000,000	2,231,436
6.350%, 02/15/2038	115,000	133,998
Pacificorp
6.250%, 10/15/2037	3,000,000	3,522,708
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,448,424
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	10,307
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	931,931
Public Service Electric & Gas Company
5.375%, 11/01/2039	1,945,000	2,083,363
5.700%, 12/01/2036	285,000	317,918

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
RRI Energy, Inc.
7.875%, 06/15/2017	$275,000	$259,875
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	876,254
Sempra Energy
6.000%, 10/15/2039	2,175,000	2,307,760
Southern California Edison Company
5.500%, 03/15/2040	5,000,000	5,454,790
5.750%, 03/15/2014	160,000	180,059
Tampa Electric Company
6.150%, 05/15/2037	235,000	259,319
Virginia Electric and Power Company
4.500%, 12/15/2010	230,000	233,626
5.100%, 11/30/2012	220,000	238,756
West Penn Power Company
5.950%, 12/15/2017 (S)	225,000	242,438
Xcel Energy, Inc.
4.700%, 05/15/2020	2,420,000	2,518,124

		60,929,227

TOTAL CORPORATE BONDS (Cost $737,399,605)		$769,384,044

MUNICIPAL BONDS - 0.80%
California - 0.25%
Bay Area Toll Authority
6.263%, 04/01/2049	1,500,000	1,583,895
Los Angeles Department of Airports
6.582%, 05/15/2039	1,250,000	1,384,663
San Diego County Water Authority
6.138%, 05/01/2049	840,000	933,626
State of California
7.625%, 03/01/2040	2,315,000	2,506,636

		6,408,820
District of Columbia - 0.02%
District of Columbia
5.591%, 12/01/2034	375,000	409,391
Illinois - 0.12%
Chicago Illinois O’Hare
International Airport
6.395%, 01/01/2040	1,925,000	2,085,911
Chicago Illinois Transit Authority
6.899%, 12/01/2040	260,000	292,687
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	640,000	697,139

		3,075,737
Kansas - 0.01%
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	116,013
Maryland - 0.05%
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,185,549
New York - 0.24%
City of New York
5.846%, 06/01/2040	$2,400,000	$2,476,224
Metropolitan Transportation Authority
7.336%, 11/15/2039	2,150,000	2,659,357
New York City Housing
Development Corp.
6.420%, 11/01/2027	105,000	103,053
New York City Municipal Water
Finance Authority
5.952%, 06/15/2042	840,000	900,799

		6,139,433
Oregon - 0.00%
State of Oregon
5.892%, 06/01/2027	60,000	66,910
Utah - 0.10%
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,436,034
West Virginia - 0.01%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	315,000	230,445

TOTAL MUNICIPAL BONDS (Cost $19,055,558)		$20,068,332

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.20%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	368,172
Banc of America Commercial Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	93,919	95,072
Series 2005-3, Class A2,
4.501%, 07/10/2043	476,810	481,859
Series 2003-1, Class A2,
4.648%, 09/11/2036	680,000	713,091
Series 2007-1,Class AAB,
5.422%, 01/15/2049	5,985,000	6,321,955
Banc of America Mortgage Securities
Series 2004-D, Class 2A2,
2.959%, 05/25/2034 (P)	47,069	43,444
Series 2004-A, Class 2A2,
3.520%, 02/25/2034 (P)	82,776	75,779
Series 2004-H, Class 2A2,
3.723%, 09/25/2034 (P)	109,487	100,138
Series 2004-I, Class 3A2,
4.846%, 10/25/2034 (P)	42,534	41,750
Series 2005-J, Class 2A1,
5.068%, 11/25/2035 (P)	263,582	220,780
Series 2005-J, Class 3A1,
5.237%, 11/25/2035 (P)	150,593	115,296
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	492,000	509,361
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	395,000	412,680
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	272,000	285,230
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	4,525,000	4,682,109
Series 2005-PW10, Class A1,
5.085%, 12/11/2040	148,973	149,569

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	$367,427	$374,276
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	600,000	633,052
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	50,000	53,720
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,109,757
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	40,974	41,374
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	220,000	229,626
Series 2006-PW12, Class A4,
5.906%, 09/11/2038 (P)	385,000	413,104
Series 1998-C1, Class A2,
6.440%, 06/16/2030	392	393
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A1,
5.047%, 07/15/2044	12,717	12,704
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	50,000	52,341
Series 2005-CD1, Class A4,
5.397%, 07/15/2044 (P)	225,000	241,054
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	310,000	333,773
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,735,000	1,776,990
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.217%, 12/10/2049 (P)	1,850,000	1,999,880
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.217%, 12/10/2049 (P)	4,840,000	5,002,579
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2004-C2, Class A1,
3.819%, 05/15/2036	55,841	56,085
Series 2005-C2, Class A4,
4.832%, 04/15/2037	575,000	583,912
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.814%, 03/27/2036 (P)	909,153	907,855
Series 2006-C4, Class A1,
4.771%, 09/15/2039	98,280	99,139
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036	594,967	588,104
Series 2007-C1, Class A1,
5.227%, 02/15/2040	121,449	122,861
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,815,000	1,783,734
Series 2007-C4, Class A1,
5.540%, 09/15/2039 (P)	15,793	15,848
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
zero coupon 08/01/2028	4,924	4,438
Series 2568, Class KA,
4.250%, 12/15/2021	114,953	117,450
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	55,037	1,307
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	$140,247	$144,014
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	16,982	1,087
Series 2688, Class DE,
4.500%, 02/15/2020	138,666	141,745
Series 2003-41, Class YV,
5.500%, 04/25/2014	139,366	149,432
Series 2005-R003, Class VA,
5.500%, 08/15/2016	350,509	376,603
Series R005, Class AB,
5.500%, 12/15/2018	264,267	274,405
Series 3354, Class PA,
5.500%, 07/15/2028	377,215	387,903
Series R006, Class AK,
5.750%, 12/15/2018	209,245	215,650
Series 2006-3123, Class VB,
6.000%, 09/15/2013	135,179	139,756
Series 2006-R007, Class VA,
6.000%, 09/15/2016	134,647	141,506
Series R013, Class AB,
6.000%, 12/15/2021	91,084	94,448
Series 2006-3152, Class DA,
6.000%, 09/15/2025	30,116	30,122
Series 2006-3177, Class PA,
6.000%, 12/15/2026	24,029	24,013
Series 2006-3195, Class PN,
6.500%, 08/15/2030	342,365	351,316
Federal National Mortgage Association
Series 2004-21, Class AC,
4.000%, 05/25/2016	10,762	10,868
Series 2005-46, Class CN,
5.000%, 01/25/2020	118,827	123,064
Series 2002-84, Class VA,
5.500%, 11/25/2013	107,867	114,163
Series 2006-B2, Class AB,
5.500%, 05/25/2014	106,325	108,247
Series 2005-57, Class PA,
5.500%, 05/25/2027	30,518	30,454
Series 2006-3136, Class PB,
6.000%, 01/15/2030	375,000	389,035
Series 319, Class 2 IO,
6.500%, 02/01/2032	18,652	3,660
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%, 05/15/2033	391,612	400,577
GMAC Commercial Mortgage Securities,
Inc., Series 2001-C2, Class A2
6.700%, 04/15/2034	55,592	57,367
Government National
Mortgage Association
Series 1998-6, Class EA PO,
zero coupon 03/16/2028	25,236	22,666
Series 2004-43, Class A,
2.822%, 12/16/2019	466,710	469,964
Series 2004-44, Class PC,
5.500%, 05/20/2031	776,000	797,588
Series 1997-16, Class PL,
6.500%, 10/20/2027	339,421	375,228
Series 1998-12, Class Z,
6.500%, 05/20/2028	26,572	29,515

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
Series 2001-48, Class PC,
6.500%, 10/20/2031	$161,621	$177,605
Series 2001-56, Class PH,
6.500%, 11/20/2031	212,680	236,058
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	153,189	154,773
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	600,000	607,457
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	111,580	115,370
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	675,000	676,233
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,247,467
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	1,550,000	1,573,918
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	26,530	27,370
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	525,793	549,104
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	122,198	124,294
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	114,160	116,837
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	612,774
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	63,494
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,148,471
Series 2007-LD11, Class A4,
5.983%, 06/15/2049 (P)	440,000	430,482
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	179,658	182,098
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2,
3.246%, 03/15/2029	162,556	162,635
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	525,000	531,726
Series 2005-C1, Class A4,
4.742%, 02/15/2030	363,000	379,489
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	5,895,611
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,254,599
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	50,151
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	10,704,930
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	12,600,000	12,521,546
Series 2006-T23, Class A1,
5.682%, 08/12/2041	95,786	97,809
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	$1,885,000	$1,818,270
Series 2007-T27,
5.801%, 06/11/2042 (P)	400,000	422,456
Series 2006-T23, Class A4,
5.983%, 08/12/2041 (P)	460,000	492,645
Series 2007-IQ15, Class A4,
6.075%, 06/11/2049 (P)	1,100,000	1,117,158
Series 2008-T29, Class A4,
6.457%, 01/11/2043 (P)	5,222,000	5,657,411
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A1,
5.380%, 01/15/2039	1,308	1,310
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	312,000	329,024
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	2,048,148	2,048,148
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.610%, 03/15/2025 (P)	10,787	11,670
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	7,040,000	7,418,407
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,599,500
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	4,754,916
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,022,095
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR2, Class 2A2,
2.877%, 03/25/2035 (P)	242,811	220,209
Series 2003-O, Class 5A1,
4.799%, 01/25/2034 (P)	268,365	273,627
Series 2005-AR2, Class 3A1,
4.887%, 03/25/2035 (P)	136,084	129,173
Series 2006-AR16, Class A1,
5.570%, 10/25/2036 (P)	699,405	574,908

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $121,997,209)		$131,109,265

ASSET BACKED SECURITIES - 3.38%
Ally Auto Receivables Trust
Series 2010-1, Class A4,
2.300%, 12/15/2014	2,170,000	2,203,974
Series 2009-B, Class C,
4.060%, 05/16/2016 (S)	4,027,000	4,083,630
American Express Credit Account
Master Trust
Series 2005-5, Class A,
0.389%, 02/15/2013 (P)	770,000	769,988
Series 2006-B, Class A,
0.389%, 08/15/2013 (P)(S)	220,000	219,933
Series 2006-2 Class B,
5.550%, 01/15/2014	3,340,000	3,453,473
AmeriCredit Automobile
Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	1,300,000	1,357,116

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables
Trust (continued)
Series 2006-RM, Class A3,
5.530%, 01/06/2014	$1,975,000	$2,029,297
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	435,000	471,506
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	31,362	26,704
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	400,000	405,063
Cabela’s Master Credit Card Trust
Series 2006-3a, Class B,
0.550%, 10/15/2014 (P)(S)	2,340,000	2,344,166
Series 2005-1A, Class A1,
4.970%, 10/15/2013 (S)	135,000	136,587
Capital One Multi-Asset Execution Trust
Series 2005-A7,
4.700%, 06/15/2015	1,050,000	1,122,229
Series 2003-C4, Class C4,
6.000%, 08/15/2013	335,000	339,012
Capital One Prime Auto Receivables
Trust, Series 2006-2, Class A4
4.940%, 07/15/2012	161,560	162,363
Carmax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	648,446
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,750,881
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	413,372
CenterPoint Energy Transition Bond
Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	103,506	107,820
Series 2001-1, Class A4,
5.630%, 09/15/2015	256,808	277,448
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
1.087%, 10/25/2032 (P)	7,295	5,792
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	89,387	87,150
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	9,339
Chase Issuance Trust,
Series 2007-A15, Class A
4.960%, 09/17/2012	805,000	812,229
Citibank Credit Card Issuance Trust
Series 2004-B2, Class B2,
0.670%, 10/07/2013 (P)	4,450,000	4,422,529
Series 2009-A2, Class A2,
1.899%, 05/15/2014 (P)	3,900,000	3,990,099
CNH Equipment Trust
Series 2009-C, Class A3,
1.850%, 12/16/2013	1,428,000	1,442,762
Series 2010-A, Class A4,
2.490%, 01/15/2016	4,645,000	4,738,991
Series 2009-B, Class A3,
2.970%, 03/15/2013	261,118	263,577
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	298,251
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	$220,554	$222,793
Detroit Edison Securitization Funding
LLC, Series 2001-1, Class A5
6.420%, 03/01/2015	425,000	467,710
Discover Card Master Trust I,
Series 2005-4, Class A2
0.439%, 06/16/2015 (P)	4,240,000	4,202,277
Florida Power & Light Recovery Funding
LLC, Series 2007-A, Class A2
5.044%, 08/01/2015	700,000	750,283
Ford Credit Auto Owner Trust
Series 2009-E, Class A4,
2.420%, 11/15/2014	6,411,000	6,557,036
Series 2009-D, Class D,
8.140%, 02/15/2016 (S)	1,370,000	1,539,768
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	5,145,000	5,409,295
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,621,776
GE Capital Credit Card Master
Note Trust, Series 2009-2, Class A
3.690%, 07/15/2015	7,243,000	7,527,601
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	290,000	306,758
Household Automotive Trust,
Series 2006-2, Class A4
5.670%, 06/17/2013	213,954	216,012
John Deere Owner Trust
Series 2009-A, Class A3,
2.590%, 10/15/2013	151,164	153,016
Series 2008-A, Class A3,
4.180%, 06/15/2012	93,873	94,618
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	152,304	153,824
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.407%, 11/25/2036 (P)	51,880	49,547
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	107,065	108,824
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	300,516	307,906
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	13,878	12,359
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.639%, 10/15/2013 (P)	425,000	419,716
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	2,514,000	2,523,737
Nissan Auto Lease Trust,
Series 2009-A, Class A3
2.920%, 12/15/2011	230,000	232,897
Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3,
3.890%, 08/15/2011	49,401	49,595
Series 2009-A, Class A4,
4.740%, 08/17/2015	1,230,000	1,321,665

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.500%, 01/15/2015 (P)(S)	$3,895,000	$3,904,604
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.520%, 12/31/2010	190,998	192,916
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	412,000	455,458
Residential Asset Mortgage Products,
Inc., Series 2003-RZ2
3.600%, 04/25/2033	16,864	14,961
SLM Student Loan Trust,
Series 2008-4, Class A2
1.366%, 07/25/2016 (P)	725,000	737,457
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.520%, 11/12/2012	424,537	431,467
USAA Auto Owner Trust
Series 2008-1, Class A3,
4.160%, 04/16/2012	112,890	113,716
Series 2007-2, Class A3,
4.900%, 02/15/2012	90,357	90,678
Series 2007-1, Class A4,
5.550%, 02/15/2013	1,012,610	1,037,185
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	480,000	489,841
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.380%, 03/20/2013	68,788	69,207

TOTAL ASSET BACKED SECURITIES (Cost $83,635,755)		$85,180,230

TERM LOANS (M) -2.41%
Basic Materials - 0.04%
Ferro Corp.
6.533%, 06/06/2012	421,371	418,913
Georgia-Pacific Corp.
2.537%, 12/21/2012	588,119	567,829

		986,742
Communications - 0.40%
CCO Holdings LLC
3.038%, 09/06/2014	1,300,000	1,153,750
Cengage Learning, Inc.
3.030%, 07/03/2014	744,260	641,273
Charter Communications Operating LLC
- 03/06/2014 (T)	3,000,000	3,003,750
CSC Holdings, Inc.
1.100%, 02/24/2012	283,784	274,916
Hughes Network Systems LLC
3.063%, 04/15/2014	250,000	235,417
Intelsat Jackson Holdings SA
- 02/03/2014 (T)	3,000,000	2,757,000
Local Insight Regatta Holdings, Inc.
6.250%, 04/23/2015	964,927	810,539
MetroPCS Wireless, Inc.
2.625%, 11/04/2013	741,670	708,152
Skype Technologies SA
7.000%, 02/02/2015	148,125	145,996
Trilogy International Partners
4.033%, 06/29/2012	500,000	450,000

		10,180,793
Consumer, Cyclical - 0.62%
CCM Merger, Inc.
8.500%, 07/13/2012	$728,880	$713,391
Dana Holding Corp.
4.624%, 01/30/2015	899,224	864,828
Federal Mogul Corp.
- 12/29/2014 (T)	3,000,000	2,610,000
Ford Motor Company
3.331%, 12/16/2013	1,698,632	1,603,084
Las Vegas Sands LLC
- 05/23/2014 (T)	2,495,723	2,202,129
Michaels Stores, Inc.
5.011%, 07/31/2016	1,364,112	1,294,933
Momentive Performance Material
2.625%, 12/04/2013	223,840	199,031
OSI Restaurant Partners, Inc.
2.790%, 06/14/2013	53,615	45,975
2.880%, 06/14/2014	653,388	560,280
Sabre, Inc.
2.344%, 09/30/2014	1,337,706	1,187,400
Six Flags, Inc.
- 02/17/2016 (T)	3,000,000	2,968,101
The Goodyear Tire & Rubber Company
2.240%, 04/30/2014	750,000	689,844
Univision Communications, Inc.
2.597%, 09/29/2014	248,423	208,054
Venetian Casino Resort LLC
- 05/23/2014 (T)	504,277	444,955

		15,592,005
Consumer, Non-cyclical - 0.64%
ARAMARK Corp.
2.073%, 01/27/2014	9,401	8,759
2.408%, 01/27/2014	129,830	120,958
3.448%, 07/26/2016	16,935	16,237
3.783%, 07/26/2016	257,509	246,887
Avis Budget Holdings LLC
5.750%, 04/19/2014	197,456	196,345
Bausch & Lomb, Inc.
3.597%, 04/24/2015	144,953	136,235
3.651%, 04/24/2015	598,481	563,071
Biomet, Inc.
3.510%, 03/25/2015	744,260	714,397
Booz Allen Hamilton, Inc.
6.000%, 07/31/2015	497,500	495,883
Community Health Systems, Inc.
2.788%, 07/25/2014	705,287	657,680
2.788%, 07/25/2014	36,185	33,743
Dollar Thrifty Automotive Group, Inc.
2.847%, 06/15/2014	242,095	236,042
Fresenius SE
4.500%, 09/10/2014	944,983	943,802
4.500%, 09/10/2014	589,332	588,596
HCA, Inc.
2.033%, 11/16/2012	578,988	546,661
2.783%, 11/18/2013	3,000,000	2,829,204
Health Management Associates, Inc.
2.283%, 02/28/2014	729,315	677,452
Healthsouth Corp.
2.790%, 03/11/2013	119,120	114,578
4.290%, 09/10/2015	594,291	583,997
IASIS Healthcare LLC
5.588%, 06/13/2014	634,341	562,978

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (formerly Spectrum Income Trust) (continued)

	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Consumer, Non-cyclical (continued)
The Servicemaster Company
2.850%, 07/24/2014	$271,000	$247,399
2.895%, 07/24/2014	2,721,288	2,484,294
Warner Chilcott PLC
- 04/30/2015 (T)	3,000,000	2,994,000

		15,999,198
Diversified - 0.05%
Reynolds Group Holdings, Inc.
6.250%, 05/05/2016	1,242,188	1,231,008
Energy - 0.05%
Hercules Offshore, Inc.
6.000%, 07/11/2013	944,993	822,931
Meg Energy Corp.
6.000%, 04/03/2016	521,747	505,116

		1,328,047
Financial - 0.26%
Asurion Corp.
6.850%, 07/03/2015	750,000	726,875
HUB International Holdings, Inc.
3.033%, 06/13/2014	199,514	177,318
3.033%, 06/13/2014	44,847	39,858
International Lease Finance Corp.
- 03/17/2015 (T)	3,000,000	2,952,858
Nuveen Investments, Inc.
3.446%, 11/13/2014	1,133,809	949,920
Pinnacle Foods Finance LLC
2.851%, 04/02/2014	1,210,198	1,129,805
7.500%, 04/02/2014	500,000	497,813

		6,474,447
Industrial - 0.28%
Anchor Glass Container Corp.
6.000%, 02/03/2016	2,827,740	2,802,998
BE Aerospace, Inc.
5.750%, 07/28/2014	816,889	817,618
DAE Aviation Holdings, Inc.
4.090%, 07/31/2014	122,683	110,415
4.090%, 07/31/2014	126,371	113,734
Dresser, Inc.
6.195%, 05/04/2015	1,250,000	1,153,125
Goodman Global Holdings, Inc.
6.250%, 02/13/2014	696,934	696,499
Graham Packaging Company
6.750%, 04/05/2014	579,615	580,520
Nalco Holding Company
2.507%, 05/13/2016	746,250	707,538
Texas Competitive Electric Holdings
Company LLC
3.851%, 10/10/2014	244,347	180,053

		7,162,500
Technology - 0.04%
First Data Corp.
3.097%, 09/24/2014	741,754	623,691
Infor Global Solutions
6.597%, 03/02/2014	183,333	132,917
6.597%, 03/02/2014	316,667	223,778

		980,386
Utilities - 0.03%
Calpine Corp.
3.415%, 03/29/2014	678,289	619,409
Mirant North America LLC
2.097%, 01/03/2013	$182,607	$176,946

		796,355

TOTAL TERM LOANS (Cost $59,701,788)		$60,731,481

PREFERRED STOCKS - 0.00%
Financials - 0.00%

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp.,
Series Z 8.375 (I)	8,000	2,720
Federal National Mortgage Association,
Series S 8.250 (I)	6,575	2,236

		4,956

		4,956

TOTAL PREFERRED STOCKS (Cost $364,375)		$4,956

SHORT-TERM INVESTMENTS - 5.54%
Repurchase Agreement - 0.09%
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $2,324,068 on
07/01/2010, collateralized by
$2,275,000 Federal Home Loan Bank,
3.375% due 10/20/2010 (valued at
$2,311,969, including interest) and
$60,000 U.S. Treasury Notes, 3,125%
due 04/30/20/17 (valued at $62,719,
including interest)	$2,324,067	2,324,067
Short-Term Securities - 5.45%
State Street Institutional US Government
Money Market Fund, 0.0598%	14	14
T. Rowe Price Reserve Investment
Fund, 0.3057%	137,465,736	137,465,736

		137,465,750

TOTAL SHORT-TERM INVESTMENTS (Cost $139,789,817)		$139,789,817

Total Investments (New Income Trust (formerly Spectrum
Income Trust)) (Cost $2,459,209,047) - 100.74%		$2,540,413,468
Other assets and liabilities, net - (0.74%)		(18,578,187)

TOTAL NET ASSETS - 100.00%		$2,521,835,281

Real Return Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 98.27%
Federal Home Loan Mortgage Corp. - 2.85%
0.204%, 02/01/2011 (P)	$983,000	$982,773
0.297%, 12/29/2011 (P)	1,100,000	1,099,193
0.298%, 12/21/2011 (P)	1,700,000	1,698,813

		3,780,779
Small Business Administration - 0.67%
5.902%, 02/10/2018	802,933	891,521

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected Securities (D) - 90.75%
0.625%, 04/15/2013		$1,547,055	$1,578,842
1.250%, 04/15/2014		1,751,119	1,828,140
1.375%, 07/15/2018 to 01/15/2020		3,129,623	3,224,776
1.625%, 01/15/2015 to 01/15/2018		5,916,464	6,245,242
1.750%, 01/15/2028		312,171	316,658
1.875%, 07/15/2013		6,053,679	6,403,182
2.000%, 04/15/2012 to 01/15/2026 (F)		31,170,154	33,308,752
2.125%, 01/15/2019 to 02/15/2040		7,109,327	7,758,503
2.375%, 04/15/2011 to 01/15/2025		16,858,435	18,678,932
2.500%, 07/15/2016 to 01/15/2029		17,604,425	19,648,798
2.625%, 07/15/2017		631,092	711,901
3.375%, 01/15/2012 to 04/15/2032		11,916,296	15,484,043
3.625%, 04/15/2028		539,128	697,708
3.875%, 04/15/2029		3,315,175	4,448,809

			120,334,286
U.S. Treasury Notes - 4.00%
3.125%, 05/15/2019		2,000,000	2,041,719
3.500%, 05/15/2020		1,600,000	1,674,496
3.625%, 08/15/2019		1,500,000	1,586,133

			5,302,348

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $128,966,384)			$130,308,934

FOREIGN GOVERNMENT
OBLIGATIONS - 9.19%
Australia - 3.97%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	500,000	449,915
4.000%, 08/20/2015 to 08/20/2020		3,400,000	4,812,544

			5,262,459
France - 4.31%
Societe Financement de
l’Economie Francaise
0.504%, 07/16/2012 (P)(S)		$5,700,000	5,722,971
South Korea - 0.91%
Export-Import Bank of Korea
0.753%, 10/04/2011 (P)(S)		1,200,000	1,201,340

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,517,755)			$12,186,770

CORPORATE BONDS - 32.89%
Communications - 0.36%
Telefonica Emisiones SAU
0.674%, 02/04/2013 (P)		500,000	482,109
Consumer, Non-cyclical - 0.38%
WM Wrigley Jr Company
1.912%, 06/28/2011 (P)(S)		500,000	499,904
Financial - 31.34%
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
LIBOR + 4.400%)
05/22/2038	GBP	400,000	448,230
American International Group,
Inc., Series 1
0.414%, 10/18/2011 (P)		$1,400,000	1,321,394
Bank of Montreal
2.850%, 06/09/2015 (S)		1,000,000	1,016,345
Citigroup, Inc.
0.535%, 05/18/2011 (P)		2,500,000	2,479,440
Commonwealth Bank of Australia
0.714%, 07/12/2013 (P)(S)		$5,900,000	$5,877,220
1.038%, 06/25/2014 (P)(S)		5,300,000	5,323,914
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,062,553
Ford Motor Credit Company LLC
7.250%, 10/25/2011		2,150,000	2,208,631
7.800%, 06/01/2012		150,000	154,464
Foundation Re II, Ltd.
7.195%, 11/26/2010 (P)(S)		700,000	669,340
General Electric Capital Corp. MTN
0.539%, 09/21/2012 (P)		2,700,000	2,705,738
Green Valley, Ltd.
4.240%, 01/10/2011 (S)	EUR	500,000	605,311
ING Bank Australia, Ltd.
5.610%, 06/24/2014 (P)	AUD	600,000	507,722
International Lease Finance Corp.
6.625%, 11/15/2013		$800,000	742,000
Lehman Brothers Holdings, Inc.
zero coupon
11/24/2008 to 12/23/2008 (J)		5,100,000	994,500
5.000%, 04/05/2011 (H)	EUR	38,000	10,572
5.125%, 06/27/2014 (H)		700,000	192,599
6.200%, 09/26/2014 (H)		$200,000	39,500
6.875%, 05/02/2018 (H)		1,500,000	305,625
7.000%, 09/27/2027 (H)		500,000	98,750
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)		900,000	935,811
Merna Reinsurance, Ltd.
0.940%, 07/07/2010 (P)(S)		4,200,000	4,199,160
Morgan Stanley
0.545%, 01/09/2012 (P)		300,000	291,709
0.754%, 10/18/2016 (P)		1,300,000	1,130,780
1.029%, 03/01/2013 (P)	EUR	200,000	229,600
Morgan Stanley, GMTN
0.595%, 01/09/2014 (P)		$800,000	736,492
NIBC Bank NV
2.800%, 12/02/2014 (S)		1,100,000	1,114,131
Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		1,500,000	1,502,840
Santander US Debt SA Unipersonal
1.333%, 03/30/2012 (P)(S)		1,300,000	1,261,560
SLM Corp., Series BED1
3.794%, 03/15/2012 (P)		1,027,000	928,151
The Goldman Sachs Group, Inc.
0.988%, 03/22/2016 (P)		2,100,000	1,873,824
Vita Capital III, Ltd., Series B-II
1.653%, 01/01/2012 (P)(S)		600,000	582,960

			41,550,866
Industrial - 0.81%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,077,798

TOTAL CORPORATE BONDS (Cost $48,026,821)			$43,610,677

PREFERRED STOCKS - 0.42%
Financials - 0.42%
Wells Fargo & Company, Series L 7.500%		600	558,600

TOTAL PREFERRED STOCKS (Cost $600,000)			$558,600

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS - 0.04%
California - 0.04%
California County Tobacco Securitization
Agency, Fresno County Tobacco
Funding Corp.
5.625%, 06/01/2023	$55,000	$54,942

TOTAL MUNICIPAL BONDS (Cost $50,309)		$54,942

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.74%
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A
1.535%, 05/17/2060 (P)(S)	400,000	397,696
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2003-3, Class 3A2
2.763%, 05/25/2033	219,071	217,119
Bear Stearns Commercial Mortgage
Securities,
Series 2003-GMZ1, Class A2 PO
Zero Coupon 05/18/2011 (S)	500,000	493,770
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.210%, 08/25/2035 (P)	107,627	98,457
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class A1A
0.428%, 09/20/2046 (P)	8,586	8,564
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2003-HYB3, Class 7A1
3.829%, 11/19/2033 (P)	71,676	69,941
Federal Home Loan Mortgage Corp.
Series 2638, Class FA,
0.750%, 11/15/2016 (P)	257,397	257,883
Series T-62, Class 1A1,
1.621%, 10/25/2044 (P)	827,355	814,067
Series 3336, Class GA,
5.000%, 05/15/2027	920,904	921,107
Series 2504, Class J,
5.500%, 05/15/2016	358,192	357,887
Federal National Mortgage Association
Series 2006-118, Class A2,
0.407%, 12/25/2036 (P)	241,414	232,685
Series 2004-63, Class FA,
0.497%, 08/25/2034 (P)	154,881	148,196
Series 2003-W8, Class 3F2,
0.697%, 05/25/2042 (P)	135,111	127,014
Series 2004-W9, Class 1A2,
5.950%, 02/25/2044	242,483	247,407
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.567%, 06/25/2045 (P)	465,111	272,947
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.326%, 12/25/2033 (P)	246,934	212,410
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.597%, 11/25/2035 (P)	519,216	448,144
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
2.848%, 11/26/2023 (P)	6,389	6,174
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-19, Class 2A1,
1.813%, 01/25/2035 (P)	159,099	83,298
Series 2004-1, Class 4A2,
2.744%, 02/25/2034 (P)	281,109	263,212
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR7, Class A8,
0.417%, 08/25/2036 (P)	$10,539	$10,522
Series 2004-AR5, Class 1A1,
0.678%, 10/19/2034 (P)	186,512	169,062
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
0.397%, 05/25/2036 (P)	7,171	6,899
TBW Mortgage Backed Pass Through
Certificates, Series 2006-6, Class A1
0.457%, 01/25/2037 (P)	102,036	94,636
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.607%, 11/25/2045 (P)	220,523	170,867
Series 2006-AR17, Class 1A1A,
1.231%, 12/25/2046 (P)	189,144	120,829
Series 2002-AR17, Class 1A,
1.621%, 11/25/2042 (P)	38,689	33,338

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,782,055)		$6,284,131

ASSET BACKED SECURITIES - 1.11%
Bear Stearns Asset Backed Securities, Inc.
Series 2006-HE9, Class 1A1,
0.397%, 11/25/2036 (P)	13,916	13,093
Series 2006-AQ1, Class 2A1,
0.423%, 10/25/2036 (P)	216,084	198,506
Equity One ABS, Inc.,
Series 2004-1, Class AV2
0.647%, 04/25/2034 (P)	86,685	57,155
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.397%, 10/25/2036 (P)	35,396	28,192
Navigator CDO, Ltd.,
Series 2003-1A, Class A2
1.286%, 11/15/2015 (P)(S)	500,000	490,228
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.607%, 09/25/2035 (P)	30,826	27,270
SLM Student Loan Trust,
Series 2010-C, Class A1
1.846%, 12/15/2017 (P)(S)	200,000	200,000
Symphony CLO, Ltd.,
Series 2007-3A, Class A1A
0.676%, 05/15/2019 (P)(S)	500,000	458,125
Truman Capital Mortgage Loan Trust,
Series 2004-1, Class A1
0.687%, 01/25/2034 (P)(S)	4,037	3,920

TOTAL ASSET BACKED SECURITIES (Cost $1,537,157)		$1,476,489

SHORT-TERM INVESTMENTS - 12.78%
Repurchase Agreement - 12.75%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2010 at 0.010% to be
repurchased at $13,200,004 on
07/01/2010, collateralized by
$10,608,000 U.S. Treasury Notes,
2.000% due 01/15/2014 (valued at
$13,474,884, including interest)	$13,200,000	13,200,000

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Credit Suisse Tri-Party Repurchase
Agreement dated 06/30/2010 at 0.010%
to be repurchased at $2,600,001 on
07/01/2010, collateralized by
$2,843,000 U.S. Treasury Bonds,
3.500% due 02/15/2039 (valued at
$2,702,421, including interest)	$2,600,000	$2,600,000
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $1,107,000 on
07/01/2010, collateralized by
$1,135,000 Federal Home Loan
Mortgage Corp., zero coupon due
08/03/2010 (valued at $1,133,865,
including interest)	1,107,000	1,107,000

		16,907,000
Short-Term Securities - 0.03%
U.S. Treasury Bills,
0.060%, 07/22/2010 (F)	40,000	39,998

TOTAL SHORT-TERM INVESTMENTS (Cost $16,946,998)		$16,946,998

Total Investments (Real Return Bond Trust)
(Cost $215,427,479) - 159.44%		$211,427,541
Other assets and liabilities, net - (59.44%)		(78,824,412)

TOTAL NET ASSETS - 100.00%		$132,603,129

Short Term Government Income Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.75%
Federal Agricultural Mortgage Corp. - 8.35%
3.250%, 08/11/2014	$795,000	$825,312
3.875%, 08/19/2011	5,795,000	6,016,039
4.875%, 01/14/2011 (S)	3,500,000	3,585,123
5.400%, 10/14/2011	1,344,000	1,426,239
5.500%, 07/15/2011 (S)	35,695,000	37,507,271

		49,359,984
Federal Farm Credit Bank - 6.86%
1.840%, 03/01/2013	21,420,000	21,568,398
2.625%, 04/17/2014	7,910,000	8,221,741
3.000%, 12/22/2014	1,640,000	1,660,303
3.875%, 10/07/2013	8,430,000	9,114,095

		40,564,537
Federal Home Loan Bank - 3.55%
0.500%, 10/06/2011 (P)	2,000,000	2,000,078
0.750%, 10/05/2011 (P)	3,435,000	3,438,669
3.250%, 09/12/2014	6,675,000	7,043,613
3.625%, 10/18/2013	7,965,000	8,531,630

		21,013,990
Federal Home Loan Mortgage Corp. - 13.02%
1.625%, 04/15/2013 to 06/28/2013	32,250,000	32,581,640
1.875%, 03/08/2013	23,000,000	23,180,596
2.875%, 02/09/2015 (L)	6,680,000	6,958,683
3.147%, 11/01/2033 (P)	79,511	83,342
4.500%, 11/01/2024	9,300,000	9,815,859
5.398%, 01/01/2037 (C)(P)	506,776	535,028
5.500%, 11/01/2035	$1,636,391	$1,758,290
5.606%, 05/01/2037 (C)(P)	734,529	775,410
6.000%, 10/01/2010 to 12/01/2028	440,379	485,613
7.000%, 02/01/2011 to 06/01/2032	696,246	773,430
9.000%, 10/01/2017	9,498	10,621
9.500%, 08/01/2020	44,976	51,993
11.750%, 12/01/2013	130	129
12.000%, 07/01/2020	6,385	7,209

		77,017,843
Federal National Mortgage Association - 19.49%
1.750%, 02/22/2013	5,730,000	5,841,122
1.850%, 03/25/2013	7,530,000	7,591,686
2.000%, 04/15/2013	17,575,000	17,751,717
2.050%, 01/28/2013	3,705,000	3,729,049
2.100%, 09/16/2013	8,530,000	8,558,303
2.125%, 01/25/2013	4,700,000	4,732,858
2.375%, 01/01/2033 (P)	67,152	70,103
2.828%, 09/01/2033 (P)	215,128	224,729
3.000%, 10/29/2014 to 05/12/2015	17,160,000	17,292,666
3.602%, 07/01/2039 (P)	104,217	108,852
3.626%, 12/01/2036 (P)	99,990	104,421
4.198%, 08/01/2039 (P)	3,924,823	4,142,862
4.215%, 09/01/2039 (P)	1,008,462	1,066,501
4.250%, 05/01/2034 (P)	238,970	253,061
4.500%, 03/01/2014 to 05/01/2025	10,800,001	11,407,945
4.614%, 01/25/2043 (P)	1,251,243	1,320,843
4.916%, 12/01/2038 (P)	97,803	103,902
5.000%, 04/01/2019 to 03/01/2025	4,148,867	4,446,207
5.175%, 04/01/2048 (P)	36,056	38,411
5.500%, 04/01/2018 to 05/01/2038	13,894,356	14,957,855
6.000%, TBA	800,000	867,687
6.000%, 01/01/2011 to 03/01/2037	6,195,564	6,736,421
6.500%, 02/01/2026 to 06/01/2029	441,691	490,037
7.000%, 12/01/2010 to 07/01/2034	1,418,101	1,590,455
7.500%, 09/01/2029 to 07/01/2034	604,445	684,983
8.000%, 07/01/2014 to 03/01/2033	710,375	811,435
8.500%, 08/01/2019	160,907	181,387
9.000%, 05/01/2021	8,198	9,194
11.500%, 09/15/2013 to 09/01/2019	28,691	31,755
12.000%, 01/01/2013 to 04/20/2016	87,290	98,112
12.500%, 01/01/2013 to 09/20/2015	16,310	18,369
13.500%, 11/15/2014	8,186	9,144

		115,272,072
Government National Mortgage Association - 5.74%
3.500%, 10/20/2039 (P)	3,709,691	3,837,408
3.750%, 10/20/2039 (P)	2,440,153	2,545,690
4.000%, 03/16/2033 to 12/20/2039 (P)	22,511,283	23,512,892
5.000%, TBA	300,000	316,440
6.000%, TBA	300,000	324,986
6.000%, 01/20/2039	1,600,000	1,745,562
6.500%, 02/15/2034 to 09/15/2034	669,705	746,908
7.500%, 02/15/2022 to 12/15/2027	330,173	375,155
8.000%, 12/15/2025	148,140	156,738
8.500%, 11/15/2015 to 06/15/2025	351,099	394,911
11.000%, 09/15/2015	1,326	1,531

		33,958,221
Tennessee Valley Authority - 12.67%
4.375%, 06/15/2015	20,195,000	22,295,684
4.750%, 08/01/2013	6,925,000	7,611,205
6.000%, 03/15/2013	6,365,000	7,186,562
6.790%, 05/23/2012	30,729,000	34,162,904

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
7.140%, 05/23/2012	$3,300,000	$3,681,698

		74,938,053
Treasury Inflation Protected Securities (D) - 2.11%
1.875%, 07/15/2013	10,717,978	11,336,770
2.000%, 01/15/2026	186,718	197,439
2.375%, 01/15/2027	843,172	934,076

		12,468,285
U.S. Treasury Notes - 21.96%
1.125%, 12/15/2012	12,435,000	12,537,004
1.375%, 04/15/2012 to 09/15/2012	19,695,000	19,991,836
1.500%, 12/31/2013	2,885,000	2,909,344
1.750%, 04/15/2013 to 03/31/2014	20,730,000	21,176,890
1.875%, 06/15/2012 to 06/30/2015	19,740,000	20,154,018
2.125%, 05/31/2015	29,030,000	29,524,417
2.250%, 01/31/2015	480,000	491,963
2.375%, 02/28/2015 to 03/31/2016	5,225,000	5,360,294
2.500%, 03/31/2015 to 04/30/2015	16,245,000	16,825,849
2.625%, 12/31/2014	880,000	916,575

		129,888,190

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $545,900,595)		$554,481,175

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.69%
Federal Home Loan Mortgage Corp.
Series 3545, Class PA,
4.000%, 06/15/2039	268,458	276,855
Series 3566, Class DE,
4.000%, 12/15/2022	2,115,670	2,219,774
Series 3573, Class MA,
4.000%, 07/15/2022	2,301,996	2,444,641
Series 3591, Class TA,
4.000%, 06/15/2039	1,181,859	1,235,836
Series 3499, Class PA,
4.500%, 08/15/2036	1,987,322	2,084,669
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	737,328
Federal National Mortgage Association
Series 2008-57, Class EA,
4.500%, 11/25/2031	1,641,096	1,719,203
Series 2010-72, Class CA,
4.500%, 01/25/2028	10,000,000	10,432,813
Government National Mortgage Association
Series 2009-75, Class LC,
4.000%, 10/20/2038	1,885,337	1,980,127
Series 2009-102, Class MA,
4.000%, 06/16/2039	1,252,944	1,313,575
Series 2009-42, Class DA,
5.000%, 07/20/2031	3,091,993	3,284,543

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,412,617)		$27,729,364

PREFERRED STOCKS - 0.00%
Financials - 0.00%
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	39,750	13,515
Federal National Mortgage Association,
Series S 8.250% (I)	28,575	9,715

		23,230

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$23,230

SHORT-TERM INVESTMENTS - 1.32%
REPURCHASE AGREEMENT - 0.18%
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $1,074,000 on 07/01/2010,
collateralized by $1,090,000 U.S. Treasury
Notes, 1.000% due 04/30/2012 (valued at
$1,100,028, including interest)	$1,074,000	$1,074,000
Short-Term Securities - 0.05%
Federal Home Loan Bank Discount Notes,
0.001%, 07/01/2010	300,000	300,000
State Street Institutional US Government
Money Market Fund, 0.060%	3	3

		300,003

SECURITIES LENDING COLLATERAL - 1.09%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$644,593	6,451,736

TOTAL SHORT-TERM INVESTMENTS (Cost $7,825,803)		$7,825,739

Total Investments (Short Term Government Income Trust)
(Cost $582,847,140) - 99.76%		$590,059,508
Other assets and liabilities, net - 0.24%		1,394,214

TOTAL NET ASSETS - 100.00%		$591,453,722

Strategic Bond Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.79%
Treasury Inflation Protected Securities (D) - 4.14%
2.375%, 01/15/2025 (F)	$10,269,720	$11,392,159
3.875%, 04/15/2029	1,684,109	2,259,995

		13,652,154
U.S. Treasury Bonds - 2.97%
3.500%, 02/15/2039	953,000	885,247
4.250%, 05/15/2039	2,730,000	2,886,549
4.375%, 11/15/2039 to 05/15/2040	4,085,000	4,411,264
8.750%, 08/15/2020	1,060,000	1,589,172

		9,772,232
U.S. Treasury Notes - 1.85%
2.500%, 04/30/2015 to 06/30/2017	4,530,000	4,585,138
3.125%, 05/15/2019	520,000	530,847
3.625%, 08/15/2019	930,000	983,402

		6,099,387
U.S. Treasury Strips - 3.05%
zero coupon 05/15/2018 to 11/15/2027	17,710,000	10,067,450
Federal Home Loan Mortgage Corp. - 1.10%
0.254%, 05/04/2011 (P)	1,000,000	1,000,748
4.500%, TBA	100,000	103,199
5.000%, 12/01/2034	99,462	105,565
5.500%, 11/01/2035	1,745,484	1,875,509
6.000%, TBA	500,000	541,484

		3,626,505

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association - 8.43%
zero coupon 10/09/2019		$1,620,000	$1,001,516
2.382%, 11/01/2035 (P)		167,471	170,017
4.500%, TBA		200,000	206,578
4.625%, 05/01/2013		1,760,000	1,900,606
5.000%, 08/01/2034 to 11/01/2036		5,194,589	5,512,952
5.250%, 08/01/2012		1,900,000	2,050,632
5.500%, 02/01/2035 to 04/01/2036		12,074,595	12,969,777
6.000%, TBA		500,000	543,125
6.000%, 04/18/2036		970,000	1,075,794
6.625%, 11/15/2030		1,760,000	2,288,804
7.500%, 07/01/2030 to 02/01/2031		13,117	14,974
8.000%, 08/01/2027		57,196	65,121

			27,799,896
Government National Mortgage Association - 2.40%
4.500%, TBA		100,000	104,164
4.500%, 03/15/2040		99,686	104,059
5.000%, TBA		1,500,000	1,590,945
5.000%, 01/15/2040		198,659	212,076
6.000%, TBA		5,400,000	5,888,953
7.500%, 04/15/2022 to 10/15/2027		11,810	13,431

			7,913,628
The Financing Corp. - 1.62%
zero coupon 02/08/2018 to 09/26/2019		7,010,000	5,350,122
Tennessee Valley Authority - 0.23%
5.250%, 09/15/2039		680,000	751,734

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $79,030,298)			$85,033,108

FOREIGN GOVERNMENT
OBLIGATIONS - 3.89%
Brazil - 1.84%
Federative Republic of Brazil
10.000%, 01/01/2012 to 01/01/2017	BRL	11,357,000	6,051,941
Indonesia - 0.45%
Republic of Indonesia
11.000%, 09/15/2025	IDR	11,641,000,000	1,467,822
Russia - 0.33%
Government of Russia, Eurobond
7.500%, 03/31/2030		$977,040	1,101,417
Turkey - 0.86%
Republic of Turkey
6.875%, 03/17/2036		2,751,000	2,840,408
Venezuela - 0.41%
Corporacion Andina de Fomento
6.875%, 03/15/2012		1,257,000	1,357,701

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,807,733)			$12,819,289

CORPORATE BONDS - 43.36%
Basic Materials - 1.89%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)		243,722	257,733
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)		318,000	270,300
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		1,490,000	1,639,000
NewPage Corp.
11.375%, 12/31/2014		545,000	494,588
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019		1,500,000	1,968,404
Steel Dynamics, Inc.
7.375%, 11/01/2012		$150,000	$155,250
Teck Resources, Ltd.
9.750%, 05/15/2014		40,000	47,273
10.250%, 05/15/2016		240,000	283,200
Vale Overseas, Ltd.
6.875%, 11/21/2036		465,000	484,768
8.250%, 01/17/2034		100,000	117,373
Vedanta Resources PLC
8.750%, 01/15/2014 (S)		470,000	493,500

			6,211,389
Communications - 6.38%
America Movil SAB de CV
5.000%, 03/30/2020 (S)		670,000	692,226
Angel Lux Common SA
8.875%, 05/01/2016 (S)		770,000	791,175
AT&T, Inc.
6.550%, 02/15/2039		690,000	772,863
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		490,000	518,175
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		345,866	402,934
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		420,000	390,600
Charter Communications, Inc.
10.875%, 09/15/2014 (S)		550,000	610,500
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		70,000	48,300
Comcast Corp.
5.700%, 05/15/2018		1,760,000	1,934,676
Cricket Communications, Inc.
7.750%, 05/15/2016		235,000	239,700
CSC Holdings LLC
6.750%, 04/15/2012		400,000	414,000
Deutsche Telekom International
Finance BV
5.750%, 03/23/2016		820,000	897,196
DISH DBS Corp.
7.750%, 05/31/2015		45,000	46,350
Hawaiian Telcom Communications, Inc.
12.500%, 05/01/2015 (H)		165,000	17
Intelsat Corp.
9.250%, 08/15/2014		430,000	439,675
Intelsat Jackson Holdings SA
11.250%, 06/15/2016		710,000	756,150
Level 3 Financing, Inc.
9.250%, 11/01/2014		670,000	608,025
Qwest Communications International, Inc.
8.000%, 10/01/2015 (S)		130,000	133,575
Qwest Corp.
3.787%, 06/15/2013 (P)		30,000	29,700
Royal KPN NV
8.000%, 10/01/2010		1,090,000	1,107,367
Telecom Italia Capital SA
5.250%, 10/01/2015		880,000	888,139
Telefonica Emisiones SAU
5.134%, 04/27/2020		800,000	801,834
Time Warner Cable, Inc.
8.750%, 02/14/2019		1,770,000	2,233,278
True Move Company, Ltd.
10.750%, 12/16/2013 (S)		680,000	668,100
Univision Communications, Inc.
12.000%, 07/01/2014 (S)		1,040,000	1,115,400

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
UPC Holding BV
9.875%, 04/15/2018 (S)	$190,000	$190,950
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,030,000	1,339,143
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
8.375%, 04/30/2013 (S)	180,000	190,440
Virgin Media Finance PLC
9.125%, 08/15/2016	845,000	874,575
9.500%, 08/15/2016	250,000	264,063
Windstream Corp.
8.625%, 08/01/2016	470,000	473,525
WPP Finance UK
8.000%, 09/15/2014	1,000,000	1,172,459

		21,045,110
Consumer, Cyclical - 4.83%
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	290,000	265,350
Continental Airlines, Inc.
7.339%, 04/19/2014	150,462	142,187
CVS Caremark Corp.
6.600%, 03/15/2019	790,000	919,307
CVS Pass-Through Trust
6.036%, 12/10/2028	777,463	795,174
9.350%, 01/10/2023 (S)	3,300,000	3,415,698
Delta Air Lines, Inc.
8.021%, 08/10/2022	448,593	427,285
9.500%, 09/15/2014 (S)	165,000	173,250
Delta Air Lines, Inc., Class G
6.417%, 07/02/2012	1,180,000	1,180,000
El Pollo Loco, Inc.
11.750%, 11/15/2013	535,000	414,625
Harrah’s Operating Company, Inc.
10.750%, 02/01/2016	680,000	542,300
11.250%, 06/01/2017	1,065,000	1,120,913
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	345,000	167,325
MGM Resorts International
8.375%, 02/01/2011	245,000	247,450
10.375%, 05/15/2014	225,000	244,688
11.125%, 11/15/2017	540,000	595,350
Michaels Stores, Inc.
10.000%, 11/01/2014	430,000	443,975
Mohegan Tribal Gaming Authority
6.875%, 02/15/2015	250,000	177,500
7.125%, 08/15/2014	225,000	162,563
11.500%, 11/01/2017 (S)	100,000	99,000
Motors Liquidation Company
8.250%, 07/15/2023 (H)	480,000	145,200
8.375%, 07/15/2033 (H)	5,528,000	1,768,960
Sbarro, Inc.
10.375%, 02/01/2015	240,000	189,600
Snoqualmie Entertainment Authority
4.136%, 02/01/2014 (P)(S)	80,000	63,800
9.125%, 02/01/2015 (S)	300,000	251,250
Station Casinos, Inc.
7.750%, 08/15/2016 (H)	420,000	26,513
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	1,510,000	15,100
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	1,668,408	1,672,579
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	210,000	247,375

		15,914,317
Consumer, Non-cyclical - 2.64%
Alliance One International, Inc.
10.000%, 07/15/2016 (S)	$180,000	$183,150
Altegrity, Inc.
10.500%, 11/01/2015 (S)	750,000	712,500
American Greetings Corp.
7.375%, 06/01/2016	30,000	29,925
Anheuser-Busch InBev Worldwide, Inc.
5.000%, 04/15/2020 (S)	1,230,000	1,286,008
Biomet, Inc.
10.000%, 10/15/2017	20,000	21,500
Ceridian Corp., PIK
12.250%, 11/15/2015	170,400	153,360
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	1,080,000	1,288,074
HCA, Inc.
6.375%, 01/15/2015	630,000	588,263
7.500%, 11/15/2095	60,000	44,700
Humana, Inc.
6.300%, 08/01/2018	890,000	950,789
Kraft Foods, Inc.
5.375%, 02/10/2020	1,170,000	1,253,715
Medtronic, Inc.
4.450%, 03/15/2020	390,000	415,586
Service Corp. International
7.500%, 04/01/2027	45,000	39,825
7.625%, 10/01/2018	53,000	53,663
Tenet Healthcare Corp.
10.000%, 05/01/2018 (S)	9,000	9,945
The Kroger Company
6.150%, 01/15/2020	80,000	92,414
6.400%, 08/15/2017	60,000	69,840
U.S. Oncology Holdings, Inc., PIK
6.643%, 03/15/2012	747,000	694,710
U.S. Oncology, Inc.
9.125%, 08/15/2017	725,000	744,938
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)	70,000	58,800

		8,691,705
Energy - 7.84%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	100,000	86,070
8.700%, 03/15/2019	490,000	462,633
Baker Hughes, Inc.
7.500%, 11/15/2018	970,000	1,185,936
Belden & Blake Corp.
8.750%, 07/15/2012	1,070,000	997,775
Berry Petroleum Company
10.250%, 06/01/2014	360,000	387,000
Chesapeake Energy Corp.
6.250%, 01/15/2018	245,000	247,450
6.625%, 01/15/2016	105,000	106,706
7.250%, 12/15/2018	735,000	758,888
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	95,000	90,488
Complete Production Services, Inc.
8.000%, 12/15/2016	350,000	342,125
Conoco, Inc.
6.950%, 04/15/2029	1,130,000	1,386,782
Corral Petroleum Holdings AB
2.000%, 09/18/2011 (P)(S)	159,570	144,411
El Paso Corp.
7.375%, 12/15/2012	725,000	759,200
El Paso Natural Gas Company
8.375%, 06/15/2032	880,000	1,029,592

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
9.000%, 04/15/2019	$1,310,000	$1,540,593
Enterprise Products Operating LLC
5.250%, 01/31/2020	1,360,000	1,400,147
Enterprise Products Operating LLC
(8.375% to 08/01/16, then 3 month
LIBOR + 3.708%)
08/01/2066	300,000	299,625
Hess Corp.
7.875%, 10/01/2029	150,000	184,577
8.125%, 02/15/2019	950,000	1,184,228
Kerr-McGee Corp.
6.950%, 07/01/2024	900,000	817,783
Kinder Morgan Energy Partners LP
5.000%, 12/15/2013	245,000	260,744
5.950%, 02/15/2018	880,000	950,433
6.750%, 03/15/2011	190,000	196,680
7.125%, 03/15/2012	25,000	26,873
Linn Energy LLC
8.625%, 04/15/2020 (S)	230,000	235,463
Occidental Petroleum Corp.
7.000%, 11/01/2013	770,000	899,861
Pemex Project Funding Master Trust
6.625%, 06/15/2035	3,303,000	3,397,324
Petrobras International Finance Company
5.750%, 01/20/2020	528,000	531,721
Plains Exploration & Production Company
8.625%, 10/15/2019	215,000	217,688
Quicksilver Resources, Inc.
7.125%, 04/01/2016	375,000	345,938
11.750%, 01/01/2016	160,000	176,400
SandRidge Energy, Inc.
9.875%, 05/15/2016 (S)	905,000	918,575
Shell International Finance BV
4.375%, 03/25/2020	1,060,000	1,095,754
The Williams Companies, Inc.
7.875%, 09/01/2021	470,000	538,663
8.750%, 03/15/2032	168,000	196,050
Whiting Petroleum Corp.
7.000%, 02/01/2014	575,000	586,500
Williams Partners LP
5.250%, 03/15/2020 (S)	400,000	409,027
XTO Energy, Inc.
5.500%, 06/15/2018	1,260,000	1,440,825

		25,836,528
Financial - 16.97%
Aiful Corp.
5.000%, 08/10/2010 (S)	360,000	348,300
Ally Financial, Inc.
8.000%, 12/31/2018	604,000	555,680
American Express Company
8.125%, 05/20/2019	1,560,000	1,936,887
American General Finance Corp., MTN
6.900%, 12/15/2017	410,000	326,463
American International Group, Inc., MTN
5.850%, 01/16/2018	240,000	214,500
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	67,600	39,208
Bank of America Corp.
5.420%, 03/15/2017	2,300,000	2,291,490
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	1,150,000	1,196,439
Bear Stearns Companies LLC
7.250%, 02/01/2018	$1,360,000	$1,588,072
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	1,060,000	1,091,600
Citigroup Funding, Inc.
2.250%, 12/10/2012	1,700,000	1,749,985
Citigroup, Inc.
5.875%, 05/29/2037	840,000	787,771
6.010%, 01/15/2015	1,370,000	1,436,970
6.125%, 08/25/2036	70,000	63,622
6.875%, 03/05/2038	1,130,000	1,185,443
Countrywide Financial Corp.
6.250%, 05/15/2016	610,000	635,921
Credit Suisse USA, Inc.
5.500%, 08/16/2011	510,000	533,721
Dexia Credit Local
2.375%, 09/23/2011 (S)	660,000	668,993
Emeralds 2006-1-O
0.660%, 08/04/2020 (P)(S)	104,967	94,470
Ford Motor Credit Company LLC
5.787%, 06/15/2011 (P)	5,000	5,063
12.000%, 05/15/2015	3,285,000	3,802,719
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	3,720,000	4,027,164
Glitnir Banki HF
6.330%, 07/28/2011 (H)(S)	720,000	187,200
6.375%, 09/25/2012 (H)(S)	870,000	226,200
6.693%, 06/15/2016 (H)(S)	1,220,000	1,525
7.451%, (H)(S)(Q)	100,000	125
HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR 1.926%)
11/30/2035	3,200,000	2,688,000
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022	410,000	378,225
International Lease Finance Corp.
5.875%, 05/01/2013	1,545,000	1,425,263
JPMorgan Chase & Company
6.625%, 03/15/2012	865,000	930,722
Kaupthing Bank HF
7.125%, 05/19/2016 (H)(S)	440,000	44
7.625%, 02/28/2015 (H)(S)	2,410,000	578,400
Lehman Brothers Holdings, Inc.
4.500%, 07/26/2010 (H)	1,380,000	272,550
5.625%, 01/24/2013 (H)	260,000	52,650
6.200%, 09/26/2014 (H)	440,000	86,900
6.750%, 12/28/2017 (H)	2,170,000	1,085
Lloyds TSB Bank PLC
2.800%, 04/02/2012 (S)	960,000	980,980
4.375%, 01/12/2015 (S)	1,240,000	1,194,689
5.800%, 01/13/2020 (S)	990,000	934,456
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	1,600,000	1,604,835
Morgan Stanley
4.750%, 04/01/2014	1,800,000	1,803,089
Nordea Bank AB
4.875%, 01/27/2020 (S)	1,600,000	1,643,270
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	175,000	152,250
7.000%, 05/01/2017 (S)	190,000	154,850
Realogy Corp.
10.500%, 04/15/2014	1,067,000	904,283
Realogy Corp., PIK
11.000%, 04/15/2014	740	618

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Resona Preferred Global Securities, Ltd.
(7.191% to 07/30/2015, then 12 month
LIBOR + 3.760%)
(Q)(S)	$860,000	$791,381
RSHB Capital SA for OJSC Russian
Agricultural Bank
7.125%, 01/14/2014	690,000	729,675
Santander US Debt SA
3.724%, 01/20/2015 (S)	1,000,000	960,703
Shinsei Finance Cayman, Ltd. (6.418% to
07/20/2016, then 12 month
LIBOR 2.220%)
(Q)(S)	1,410,000	906,454
SLM Corp.
8.000%, 03/25/2020	2,970,000	2,608,212
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	300,000	266,250
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	730,000	850,264
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	140,000	142,619
4.750%, 07/15/2013	70,000	73,085
5.250%, 10/15/2013	200,000	210,822
5.300%, 02/14/2012	40,000	41,633
5.375%, 03/15/2020	130,000	128,455
5.450%, 11/01/2012	230,000	242,291
6.600%, 01/15/2012	90,000	95,188
7.500%, 02/15/2019	1,080,000	1,207,201
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	200,000	198,992
6.400%, 10/21/2019	240,000	243,273
TNK-BP Finance SA
7.500%, 07/18/2016 (S)	640,000	662,400
UBS AG
3.875%, 01/15/2015	810,000	805,991
Wachovia Corp.
5.250%, 08/01/2014	2,320,000	2,456,848
Wells Fargo Company
5.300%, 08/26/2011	1,490,000	1,547,602

		55,952,029
Industrial - 0.39%
Ball Corp.
6.750%, 09/15/2020	420,000	424,200
Kansas City Southern de Mexico SA
de CV
7.625%, 12/01/2013	80,000	81,600
Radnor Holdings, Inc.
11.000%, 03/15/2010 (J)	175,000	18
Tyco International Finance SA
6.000%, 11/15/2013	90,000	100,737
6.750%, 02/15/2011	660,000	684,427

		1,290,982
Technology - 0.00%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	15,000	12,000
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (I)	250,000	0

		12,000
Utilities - 2.42%
Dominion Resources, Inc.
5.700%, 09/17/2012	1,370,000	1,480,823
Dynegy Holdings, Inc.
7.750%, 06/01/2019	$95,000	$65,669
Edison Mission Energy
7.000%, 05/15/2017	125,000	80,000
7.750%, 06/15/2016	520,000	361,400
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	584,060	379,639
Exelon Corp.
5.625%, 06/15/2035	635,000	615,215
FirstEnergy Corp.
6.450%, 11/15/2011	37,000	39,081
7.375%, 11/15/2031	1,325,000	1,397,071
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	818,407	877,742
Pacific Gas & Electric Company
6.050%, 03/01/2034	830,000	926,046
TXU Corp., Series R
6.550%, 11/15/2034	3,955,000	1,759,975

		7,982,661

TOTAL CORPORATE BONDS (Cost $155,342,401)		$142,936,721

MUNICIPAL BONDS - 0.77%
California - 0.22%
State of California
7.300%, 10/01/2039	670,000	704,920
Georgia - 0.14%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	310,000	305,734
6.655%, 04/01/2057	170,000	168,072

		473,806
Kentucky - 0.15%
Kentucky Higher Education Student Loan
Corp. Series1, Class A2
1.450%, 05/01/2034	500,000	499,375
Texas - 0.26%
North Texas Higher Education Authority
1.460%, 07/01/2030	850,000	845,750

TOTAL MUNICIPAL BONDS (Cost $2,505,514)		$2,523,851

COMMON STOCKS - 0.33%
Consumer Discretionary - 0.21%
Media
Charter Communications, Inc., Class A (I)	18,927	668,123
SuperMedia, Inc. (I)(L)	1,191	21,783

		689,906

		689,906
Energy - 0.01%
Gas Utilities
SemGroup LP, Class A (I)	646	16,958
Industrials - 0.02%
Building Products
Nortek, Inc. (I)	1,669	70,098
Materials - 0.09%
Chemicals
Georgia Gulf Corp. (I)	19,336	257,942

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

Chemicals (continued)
Materials (continued)
LyondellBasell Industries, Class B (I)	3,028	$48,902

		306,844

		306,844

TOTAL COMMON STOCKS (Cost $2,474,734)		$1,083,806

PREFERRED STOCKS - 0.33%
Financials - 0.33%

Diversified Financial Services
Citigroup Capital XII (8.500% to
03-30-2015, the 3 month LIBOR
+ 5.87%)	29,150	728,750
Citigroup, Inc. 7.500%	2,252	254,476

		983,226

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp.,
Series Z 8.375% (I)	83,825	28,501
Federal Home Loan Mortgage Corp.,
Series V 5.570% (I)	178,375	62,431
Federal National Mortgage Association,
Series S 8.250% (I)	57,200	19,448

		110,380

		1,093,606

TOTAL PREFERRED STOCKS (Cost $7,635,078)		$1,093,606

TERM LOANS (M) - 3.32%
Consumer, Non-cyclical - 1.79%
ARAMARK Corp.
2.165%, 01/31/2014	525,624	489,707
7.578%, 07/26/2016	926,794	888,563
Community Health Systems, Inc.
7.614%, 07/02/2014	2,840,666	2,648,921
Hertz Corp.
2.253%, 12/21/2012	1,962,255	1,864,757

		5,891,948
Technology - 0.82%
First Data Corp.
3.040%, 10/15/2014	1,813,500	1,526,740
Freescale Semiconductor, Inc.
1.900%, 12/01/2016	1,365,960	1,197,350

		2,724,090
Utilities - 0.71%
Calpine Corp.
4.335%, 03/29/2014	2,552,008	2,330,479

TOTAL TERM LOANS (Cost $11,292,596)		$10,946,517

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.15%
Banc of America Commercial Mortgage,
Inc., Series 2006-1, Class A4
5.372%, 09/10/2045 (P)	600,000	635,160
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
2.993%, 04/25/2035 (P)	165,424	124,038
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-12, Class 24A1
5.596%, 02/25/2036 (P)	1,388,305	1,067,988
Bear Stearns Alt-A Trust,
Series 2004-11, Class 2A2
3.504%, 11/25/2034 (P)	712,283	497,088
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.350%, 01/17/2032 (P)	$580,000	$642,826
Commercial Mortgage Pass-Through
Certificates, Series 2001-J2A, Class A1
5.447%, 07/16/2034 (S)	376,340	383,227
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1B
0.548%, 07/20/2046 (P)	3,448,347	1,342,031
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-25, Class 2A1
0.687%, 02/25/2035 (P)	170,612	110,317
Countrywide Home Loans
Series 2005-9, Class 2A1,
0.567%, 05/25/2035 (P)	137,060	75,202
Series 2006-HYB3, Class 2A1A,
5.578%, 05/20/2036 (P)	199,150	144,501
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class A4,
5.609%, 02/15/2039 (P)	1,900,000	1,999,153
Series 2007-C4,
5.998%, 09/15/2039 (P)	650,000	659,738
Federal National Mortgage Association
Series 1989-2, Class 2D,
8.800%, 01/25/2019	37,552	43,195
Series 1989-17, Class 17E,
10.400%, 04/25/2019	6,228	6,706
First Boston Mortgage Securities Corp.,
Series D, Class I-O IO
10.965%, 05/25/2017	17,044	3,002
First Union National Bank Commercial
Mortgage, Series 2000-C1, IO
1.055%, 05/17/2032	5,385,187	166,781
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
4.722%, 09/19/2035 (P)	63,583	60,708
Greenpoint Mortgage Funding Trust
Series 2006-AR5,
0.427%, 10/25/2046 (P)	346,068	313,675
Series 2005-AR4,
0.607%, 10/25/2045 (P)	216,930	125,013
Impac Secured Assets Corp.,
Series 2005-2, Class A1
0.667%, 03/25/2036 (P)	1,018,014	564,556
IndyMac Index Mortgage Loan Trust
Series 2006-AR6, Class 2A1A,
0.547%, 06/25/2047 (P)	3,687,190	1,875,799
Series 2007-AR15, Class 2A1,
5.415%, 08/25/2037 (P)	2,950,970	1,559,700
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP8, Class A4
5.399%, 05/15/2045	1,000,000	1,052,709
JPMorgan Mortgage Trust
Series 2004-A3,
4.915%, 07/25/2034 (P)	1,400,000	1,416,268
Series 2005-A6, Class 7A1,
4.943%, 08/25/2035 (P)	350,065	294,164
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%, 09/15/2039	1,320,000	1,365,093
Lehman XS Trust,
Series 2007-9, Class 1A1
0.467%, 06/25/2037 (P)	857,021	464,539

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Luminent Mortgage Trust,
Series 2006-4, Class A1A
0.537%, 05/25/2046 (P)	$2,228,932	$1,051,379
Master Adjustable Rate Mortgages Trust,
Series 2006-2, Class 3A1
4.657%, 01/25/2036 (P)	649,162	576,965
Master Seasoned Securities Trust,
Series 2005-2, Class 4A1
4.704%, 10/25/2032 (P)	529,585	471,971
MASTR Asset Securitization Trust,
Series 2003-6, Class 1A1
5.500%, 07/25/2033	886,445	868,363
Merit Securities Corp.,
Series 11PA, Class B2
1.847%, 09/28/2032 (P)(S)	400,850	338,713
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-A1, Class 1A1
5.512%, 03/25/2036 (P)	597,509	355,685
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%, 05/12/2039 (P)	1,500,000	1,602,437
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR,
0.667%, 01/25/2035 (P)	1,203,446	853,892
Series 2006-8AR,
2.241%, 06/25/2036 (P)	2,488,891	2,217,436
Series 2004-8AR, Class 4A1,
2.797%, 10/25/2034 (P)	533,077	437,301
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class 2A1A
0.537%, 09/25/2046 (P)	2,154,142	1,374,612
Prime Mortgage Trust,
Series 2006-DR1, Class 2A2
6.000%, 05/25/2035 (S)	3,085,568	2,634,001
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.000%, 08/25/2019	611,724	613,009
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-21, Class 1A
5.581%, 11/25/2035 (P)	1,785,299	958,314
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR6, Class 1A3,
0.537%, 07/25/2046 (P)	2,866,366	1,462,775
Series 2005-AR4,
0.657%, 12/25/2035 (P)	617,250	337,293
Series 2005-AR3, Class 2A1,
2.681%, 08/25/2035 (P)	158,815	101,718
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1,
6.204%, 09/25/2037 (P)	1,714,246	1,663,284
Series 2007-4, Class 2A1,
6.207%, 09/25/2037 (P)	1,680,218	1,600,668
WaMu Mortgage Pass-Through Certificates
Series 2005-AR6, Class 2A1A,
0.577%, 04/25/2045 (P)	524,655	405,509
Series 2005-AR8, Class 1A1A,
0.617%, 07/25/2045 (P)	780,345	605,294
Series 2005-AR17, Class A1A1,
0.617%, 12/25/2045 (P)	1,901,059	1,428,760
Series 2005-AR13, Class A1A1,
0.637%, 10/25/2045 (P)	831,335	646,335
Series 2005-AR17, Class A1A2,
0.637%, 12/25/2045 (P)	316,843	220,623
Series 2005-AR11, Class A1B3,
0.747%, 08/25/2045 (P)	$324,198	$205,616
Series 2006-AR8, Class 1A3,
5.788%, 08/25/2046 (P)	16,200,000	9,926,258

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $60,772,366)		$49,951,388

ASSET BACKED SECURITIES - 4.48%
ACE Securities Corp.,
Series 2006-GP1, Class A
0.477%, 02/25/2031 (P)	1,103,733	905,616
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.147%, 08/25/2032 (P)	91,036	26,777
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.200%, 04/15/2033 (P)	80,513	29,841
Avis Budget Rental Car Funding AESOP
LLC, Series 2010-3A, Class A
4.640%, 05/20/2016 (S)	480,000	497,329
Bear Stearns Asset Backed Securities Trust
Series 2007-SD1, Class 1A2A,
6.000%, 10/25/2036	2,259,507	1,571,516
Series 2007-SD1, Class 1A3A,
6.500%, 10/25/2036	2,411,580	1,699,922
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
1.597%, 06/25/2034 (P)	308,908	76,698
Education Funding Capital Trust I,
Series 2004-1, Class A5
1.450%, 06/15/2043 (P)	200,000	162,601
EFSV, Series 2010-1, Class A2
1.386%, 10/25/2035 (P)	450,000	419,063
GSAMP Trust, Series 2006-S4, Class A1
0.437%, 05/25/2036 (P)	716,102	51,808
IndyMac Seconds Asset Backed Trust,
Series 2006-A, Class A
0.477%, 06/25/2036 (P)	2,533,307	257,713
Mid State Trust, Series 6, Class A1
7.340%, 07/01/2035	919,086	934,676
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1
0.497%, 03/25/2036 (P)	1,345,340	310,280
MSDWCC Heloc Trust,
Series 2005-1, Class A
0.537%, 07/25/2017 (P)	35,379	23,100
Nelnet Education Loan Funding, Inc.,
Series 2004-2A, Class A5B
1.347%, 02/25/2039 (P)	800,000	720,000
RAAC Series, Series 2006-RP2, Class A
0.597%, 02/25/2037 (P)(S)	1,505,178	936,529
SACO I Trust, Inc.
Series 2006-6, Class A,
0.477%, 06/25/2036 (P)	1,347,499	248,777
Series 2006-5, Class 1A,
0.647%, 04/25/2036 (P)	924,880	154,477
Series 2005-7, Class A,
0.907%, 09/25/2035 (P)	169,268	137,074
Sail Net Interest Margin Notes,
Series 2004-2A, Class A
5.500%, 03/27/2034 (I)(S)	46,524	0

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Structured Asset Securities Corp.
Series 2006-ARS1, Class A1,
0.457%, 02/25/2036 (H)(P)(S)	$1,486,047	$62,072
Series 2008-BC4, Class A3,
0.513%, 11/25/2037 (P)	1,014,113	946,458
Series 2005-RF1, Class A,
0.697%, 03/25/2035 (P)(S)	1,924,515	1,535,305
Series 2005-RF2, Class A,
0.697%, 04/25/2035 (P)(S)	1,898,898	1,518,860
Series 2005-RF3, Class 1A,
0.697%, 06/25/2035 (P)(S)	1,942,835	1,531,851

TOTAL ASSET BACKED SECURITIES (Cost $24,459,459)		$14,758,343

WARRANTS - 0.01%
Consumer Discretionary - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	253	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,241	52

		52
Energy - 0.00%
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	680	3,230
Industrials - 0.01%
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	1,503	15,782

TOTAL WARRANTS (Cost $34,892)		$19,064

OPTIONS PURCHASED - 0.05%
Puts - 0.01%
Eurodollar Futures (Expiration Date:
09/13/2010; Strike Price: 99.25) (I)	235,000	17,038
Eurodollar Midcurve 1Year Future
(Expiration Date: 09/10/2010; Strike
Price: 98.75) (I)	117,500	9,106

		26,144
Calls - 0.04%
U.S. Treasury Notes 10 Year Future
(Expiration Date: 08/27/2010; Strike
Price: 121.50) (I)	36,000	70,313
U.S. Treasury Notes 10 Year Future
(Expiration Date: 08/27/2010; Strike
Price: 119.50) (I)	25,000	85,938

		156,251

TOTAL OPTIONS PURCHASED (Cost $111,110)		$182,395

SHORT-TERM INVESTMENTS - 4.10%
Repurchase Agreement - 4.09%
Goldman Sachs Tri-Party Repurchase
Agreement dated 06/30/2010 at 0.020%
to be repurchased at $13,500,007 on
07/01/2010, collateralized by
$10,610,000 Federal National Mortgage
Association, 6.625% due 11/15/2030
(valued at 13,854,326, including interest)	$13,500,000	13,500,000
Securities Lending Collateral - 0.01%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	$2,024	$20,255

TOTAL SHORT-TERM INVESTMENTS (Cost $13,520,251)		$13,520,255

Total Investments (Strategic Bond Trust)
(Cost $369,986,432) - 101.58%		$334,868,343
Other assets and liabilities, net - (1.58%)		(5,224,640)

TOTAL NET ASSETS - 100.00%		$329,643,703

Strategic Income Opportunities Trust (formerly Strategic Income Trust)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 17.72%
Australia - 2.78%
New South Wales Treasury
Corp., Series 12
6.000%, 05/01/2012	AUD	5,254,000	4,516,738
New South Wales Treasury
Corp., Series 14
5.500%, 08/01/2014		6,920,000	5,932,567

			10,449,305
Brazil - 3.11%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	20,880,000	11,669,086
Canada - 3.18%
Province of Ontario
2.700%, 06/16/2015		$175,000	176,495
4.500%, 03/08/2015	CAD	4,024,000	4,054,278
Province of Ontario, Series GMTN
6.250%, 06/16/2015	NZD	6,527,000	4,663,059
Province of Quebec
5.250%, 10/01/2013	CAD	2,986,000	3,055,815

			11,949,647
Colombia - 0.03%
Republic of Colombia
10.000%, 01/23/2012		$110,000	123,090
France - 0.34%
Government of France
2.500%, 01/12/2014	EUR	1,000,000	1,267,655
Germany - 0.94%
Federal Republic of Germany
4.250%, 07/04/2018		678,000	945,704
Federal Republic of Germany, Series 152
3.500%, 04/12/2013		1,974,000	2,599,583

			3,545,287
Indonesia - 0.45%
Republic of Indonesia
9.500%, 06/15/2015	IDR	7,500,000,000	885,153
10.000%, 07/15/2017		3,250,000,000	394,317
14.250%, 06/15/2013		3,250,000,000	424,122

			1,703,592

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia - 0.15%
Government of Malaysia,
3.835%, 08/12/2015	MYR	1,800,000	562,438
New Zealand - 0.43%
Government of New Zealand, Series 1217
6.000%, 12/15/2017	NZD	2,240,000	1,617,877
Norway - 2.70%
Government of Norway
4.500%, 05/22/2019	NOK	29,702,000	5,044,313
5.000%, 05/15/2015		29,898,000	5,115,470

			10,159,783
Philippines - 0.41%
Republic of the Philippines
7.000%, 01/27/2016	PHP	70,000,000	1,530,420
Singapore - 0.31%
Republic of Singapore
3.250%, 09/01/2020	SGD	1,500,000	1,164,413
South Korea - 0.65%
Korea Development Bank
2.440%, 05/25/2012		500,000	361,014
Republic of Korea, Series 1212
4.250%, 12/10/2012	KRW	1,700,000,000	1,403,994
Republic of Korea, Series 1809
5.750%, 09/10/2018		790,000,000	681,962

			2,446,970
Sweden - 2.18%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	23,900,000	3,324,455
Kingdom of Sweden, Series 1047
5.000%, 12/01/2020		22,000,000	3,408,902
Swedish Export Credit
Company, Series GMTN
7.625%, 06/30/2014	NZD	1,975,000	1,470,533

			8,203,890
Ukraine - 0.06%
Government of Ukraine
6.580%, 11/21/2016 (S)		$245,000	226,012

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $65,638,368)			$66,619,465

CORPORATE BONDS - 56.89%
Basic Materials - 4.62%
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)		2,153,481	2,277,306
American Pacific Corp.
9.000%, 02/01/2015		2,395,000	2,323,150
Cascades, Inc.
7.875%, 01/15/2020		275,000	273,625
CII Carbon LLC
11.125%, 11/15/2015 (S)		3,660,000	3,559,350
CSN Islands XI Corp
6.875%, 09/21/2019 (S)		730,000	744,600
Diversey, Inc.
8.250%, 11/15/2019 (S)		535,000	551,050
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)		1,285,000	1,220,750
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)		960,000	979,200
Lumena Resources Corp.
12.000%, 10/27/2014 (S)		180,000	154,800
NewPage Corp.
10.000%, 05/01/2012		$75,000	$40,687
11.375%, 12/31/2014		1,755,000	1,592,662
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		315,000	346,106
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)		1,500,000	150
Teck Resources, Ltd.
10.750%, 05/15/2019		785,000	961,860
U.S. Corrugated, Inc.
10.000%, 06/12/2013		785,000	667,250
Verso Paper Holdings LLC
9.125%, 08/01/2014		840,000	802,200
11.500%, 07/01/2014		795,000	856,612

			17,351,358
Communications - 13.97%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		60,000	53,250
9.000%, 09/22/2019 (S)		785,000	698,650
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		350,000	339,500
Canadian Satellite Radio Holdings, Inc.
12.750%, 02/14/2016		194,314	129,543
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		1,355,000	1,432,913
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		7,170,720	8,353,889
Clear Channel Communications, Inc.
10.750%, 08/01/2016		3,010,000	2,114,525
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		2,286,900	1,555,092
Digicel Group, Ltd.
8.250%, 09/01/2017 (S)		1,120,000	1,108,800
DirecTV Holdings LLC / DirecTV
Financing Company, Inc.
5.875%, 10/01/2019		1,115,000	1,218,010
Equinix, Inc.
8.125%, 03/01/2018		230,000	235,175
Intelsat Luxembourg SA
11.250%, 02/04/2017		4,045,000	4,095,562
Level 3 Financing, Inc.
10.000%, 02/01/2018 (S)		130,000	115,050
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		264,000	234,960
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014 (S)		801,983	713,765
Nextel Communications, Inc.
7.375%, 08/01/2015		2,435,000	2,313,250
NII Capital Corp.
8.875%, 12/15/2019		445,000	449,450
Orascom Telecom Finance SCA
7.875%, 02/08/2014 (S)		1,000,000	917,500
Radio One, Inc.
8.875%, 07/01/2011		325,000	306,312
Rogers Cable Communications, Inc.
7.250%, 12/15/2011	CAD	250,000	251,938
SBA Tower Trust
5.101%, 04/15/2017 (S)		$275,000	292,944
Shaw Communications, Inc.
6.500%, 06/02/2014	CAD	1,745,000	1,808,306
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	250,000	184,002

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)	$4,800,000	$4,728,000
Sprint Capital Corp.
8.750%, 03/15/2032	3,550,000	3,390,250
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012	685,011	630,210
West Corp.
11.000%, 10/15/2016	3,360,000	3,418,800
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	3,575,000	3,816,313
13.000%, 08/01/2013 (S)	6,965,000	7,609,263
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)	1,105,000	663

		52,515,885
Consumer, Cyclical - 13.95%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)	1,000,000	1,047,500
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	1,000,600	1,053,132
AMC Entertainment, Inc.
8.000%, 03/01/2014	1,040,000	1,001,000
8.750%, 06/01/2019	1,195,000	1,200,975
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	1,100,000	1,138,500
CCM Merger, Inc.
8.000%, 08/01/2013 (S)	5,060,000	4,629,900
Delta Air Lines, Inc.
6.200%, 07/02/2018	480,000	484,800
9.500%, 09/15/2014 (S)	1,495,000	1,569,750
12.250%, 03/15/2015 (S)	1,170,000	1,248,975
Delta Air Lines, Inc., Series 071A
6.821%, 08/10/2022	1,504,215	1,485,412
Exide Technologies, Series B
10.500%, 03/15/2013	3,170,000	3,201,700
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	1,450,000	5,438
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (I)(S)	583,000	620,895
Hillman Group, Inc.
10.875%, 06/01/2018 (S)	130,000	133,900
HRP Myrtle Beach Operations LLC
7.382%, 04/01/2012 (H)(S)	1,855,000	0
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	2,755,000	2,562,150
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	960,000	993,600
Lear Corp., Series B
8.750%, 12/01/2016 (H)	1,415,000	21,225
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	1,585,000	538,900
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)	1,515,000	967,706
Marquee Holdings, Inc.
12.000%, 08/15/2014	1,570,000	1,291,325
Mashantucket Western Pequot
Tribe, Series A
8.500%, 11/15/2015 (H)(S)	3,075,000	468,937
MGM Resorts International
6.750%, 09/01/2012	5,000	4,650
9.000%, 03/15/2020 (S)	70,000	71,925
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	4,175,000	3,016,437
8.000%, 04/01/2012	$655,000	$571,487
MTR Gaming Group, Inc.
12.625%, 07/15/2014	3,525,000	3,533,812
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	3,345,000	2,542,200
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	560,000	568,400
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,196,000	1,237,860
Regal Cinemas Corp.
8.625%, 07/15/2019	440,000	442,200
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (S)	1,115,000	933,812
Sonic Automotive, Inc.
9.000%, 03/15/2018	70,000	71,050
Standard Pacific Corp.
6.250%, 04/01/2014	490,000	454,475
8.375%, 05/15/2018	65,000	61,750
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	2,685,000	26,850
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016	490,000	532,875
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	3,665,000	3,655,837
United Air Lines, Inc.
9.750%, 01/15/2017	1,900,000	2,028,250
9.875%, 08/01/2013 (S)	175,000	179,375
10.400%, 11/01/2016	1,018,377	1,094,756
12.000%, 11/01/2013 (S)	900,000	936,000
Volvo Treasury AB
5.950%, 04/01/2015 (S)	1,170,000	1,223,022
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	3,157,000	2,195,805
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	1,295,000	1,387,269

		52,435,817
Consumer, Non-cyclical - 2.97%
Avis Budget Car Rental LLC
9.625%, 03/15/2018 (S)	325,000	328,250
B&G Foods, Inc.
7.625%, 01/15/2018	180,000	180,900
BioScrip, Inc.
10.250%, 10/01/2015 (S)	135,000	133,650
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,550,593	1,476,940
Cosan SA Industria e Comercio
8.250%, 02/28/2049 (S)	2,200,000	2,186,140
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	230,000	231,146
Hanger Orthopedic Group, Inc.
10.250%, 06/01/2014	2,815,000	2,941,675
HCA, Inc.
9.125%, 11/15/2014	540,000	564,975
Lorillard Tobacco Company
6.875%, 05/01/2020	280,000	284,433
PharmaNet Development Group, Inc.
10.875%, 04/15/2017 (S)	175,000	170,625
Revlon Consumer Products Corp.
9.750%, 11/15/2015 (S)	505,000	517,625
Sun Healthcare Group, Inc.
9.125%, 04/15/2015	1,495,000	1,566,012

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Yankee Acquisition Corp.
8.500%, 02/15/2015		$90,000	$91,013
Yankee Acquisition Corp., Series B
9.750%, 02/15/2017		500,000	508,750

			11,182,134
Diversified - 0.11%
Grupo Kuo SAB de CV
9.750%, 10/17/2017 (S)		260,000	272,350
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018 (S)		165,000	161,906

			434,256
Energy - 3.11%
Drummond Company, Inc.
7.375%, 02/15/2016		4,540,000	4,267,600
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018		375,000	356,250
Linn Energy LLC
8.625%, 04/15/2020 (S)		135,000	138,206
MarkWest Energy Partners LP
8.750%, 04/15/2018		585,000	590,850
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016		600,000	606,000
McMoRan Exploration Company
11.875%, 11/15/2014		3,255,000	3,320,100
Pan American Energy LLC
7.875%, 05/07/2021 (S)		160,000	160,000
Petroleos de Venezuela SA
5.000%, 10/28/2015		760,000	402,800
Petroleos Mexicanos
6.000%, 03/05/2020 (S)		380,000	399,000
Targa Resources Partners LP
8.250%, 07/01/2016		845,000	830,212
Williams Partners LP
7.250%, 02/01/2017		540,000	613,018

			11,684,036
Financial - 10.95%
Allfirst Preferred Capital Trust
2.026%, 07/15/2029 (P)		1,005,000	722,450
BOM Capital PLC
6.699%, 03/11/2015 (S)		340,000	335,325
City National Capital Trust I
9.625%, 02/01/2040		1,965,000	2,067,858
Comerica Capital Trust II (6.576% to
02/20/2032, then 1 month LIBOR
+ 1.115%)
02/20/2037		190,000	159,600
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,413,177
Dupont Fabros Technology LP
8.500%, 12/15/2017 (S)		$395,000	404,875
European Investment Bank, Series EMTN
7.000%, 01/18/2012	NZD	2,850,000	2,035,006
European Investment Bank, Series MTN
5.375%, 05/20/2014	AUD	3,030,000	2,544,142
Fifth Third Capital Trust IV (6.50% to
04/15/2017 then 3 month LIBOR
+ 1.368%)
(Q)		$700,000	577,500
First Maryland Capital I
1.526%, 01/15/2027 (P)		300,000	215,204
First Midwest Capital Trust I
6.950%, 12/01/2033		$150,000	$119,625
First Tennessee Bank N.A., BKNT
5.050%, 01/15/2015		618,000	609,922
GE Capital Australia Funding
Property, Ltd., MTN
6.500%, 11/15/2011	AUD	3,210,000	2,702,602
General Electric Capital Australia Funding
Property, Ltd., MTN
6.000%, 05/15/2013		580,000	479,017
General Electric Capital
Corp., Series GMTN
7.625%, 12/10/2014	NZD	4,415,000	3,191,811
Hongkong Land Treasury SG, GMTN
3.860%, 12/29/2017	SGD	250,000	183,142
Inter-American Development
Bank, Series INTL
7.250%, 05/24/2012	NZD	6,065,000	4,388,085
Inter-American Development
Bank, Series MPLE
4.250%, 12/02/2012	CAD	480,000	474,828
International Finance Corp., Series MTN
7.500%, 02/28/2013	AUD	3,327,000	2,964,677
Kreditanstalt fuer Wiederaufbau, EMTN
6.500%, 11/15/2011	NZD	539,000	381,017
7.000%, 10/22/2012	IDR	15,900,000,000	1,753,929
Lincoln National Corp. (7.000% to
05-17-16, then 3 month LIBOR
+ 2.358%)
(Q)		$400,000	333,000
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)		300,982	249,815
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)		170,000	167,025
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		175,000	137,375
New Communications Holdings, Inc.
8.500%, 04/15/2020 (S)		235,000	235,588
PNC Preferred Funding Trust III (8.700%
to 03/15/2013 then 3 month LIBOR
+ 5.226%)
(Q)(S)		1,000,000	1,001,200
Realogy Corp.
10.500%, 04/15/2014		3,560,000	3,017,100
Realogy Corp., PIK
11.000%, 04/15/2014		3,886,603	3,245,314
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,500,000	1,074,953
Symetra Financial Corp. (8.300% to
10-15-17, then 3 month LIBOR
+ 4.177%)
(Q)(S)		$990,000	831,600
Temasek Financial I, Ltd., GMTN
3.265%, 02/19/2020	SGD	1,250,000	916,322
Volkswagen Financial Services
AG, Series EMTN
5.375%, 01/25/2012	EUR	1,186,000	1,518,330
Willis North America, Inc.
7.000%, 09/29/2019		$650,000	697,877

			41,149,291

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrial - 6.33%
American Railcar Industries, Inc.
7.500%, 03/01/2014		$500,000	$485,000
Ball Corp.
6.750%, 09/15/2020		110,000	111,100
Berry Plastics Corp.
8.250%, 11/15/2015		2,175,000	2,158,688
Bombardier, Inc.
7.750%, 03/15/2020 (S)		620,000	643,250
Coleman Cable, Inc.
9.000%, 02/15/2018 (S)		315,000	300,825
Colt Defense LLC
8.750%, 11/15/2017 (S)		85,000	67,363
Global Aviation Holdings, Ltd.
14.000%, 08/15/2013 (S)		1,475,000	1,526,625
Graham Packaging Company LP
8.250%, 01/01/2017 (S)		1,025,000	1,009,625
9.875%, 10/15/2014		590,000	603,275
Hawker Beechcraft Acquisition
Company LLC
8.500%, 04/01/2015		690,000	552,862
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)		445,000	460,575
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)		200,000	203,000
Mueller Water Products, Inc.
7.375%, 06/01/2017		3,400,000	2,983,500
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014		1,555,000	1,492,800
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)		1,020,000	1,068,450
OI European Group BV
6.875%, 03/31/2017 (S)	EUR	475,000	569,237
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		$200,000	196,500
PHI, Inc.
7.125%, 04/15/2013		1,000,000	940,000
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		130,000	131,300
Sealed Air Corp.
7.875%, 06/15/2017 (S)		1,660,000	1,735,171
Smiths Group PLC
7.200%, 05/15/2019 (S)		290,000	338,511
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,256,249
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)		$555,000	563,325
Waste Services, Inc.
9.500%, 04/15/2014		100,000	102,500
Western Express, Inc.
12.500%, 04/15/2015 (S)		325,000	296,563

			23,796,294
Technology - 0.34%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)		135,000	133,313
Vangent, Inc.
9.625%, 02/15/2015		1,205,000	1,152,281

			1,285,594
Utilities - 0.54%
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		$3,065,000	$2,022,900

TOTAL CORPORATE BONDS (Cost $210,207,258)			$213,857,565

MUNICIPAL BONDS - 0.20%
California - 0.13%
Bay Area Toll Authority
7.043%, 04/01/2050		150,000	152,555
County of Siskiyou
6.100%, 06/01/2037		355,000	344,439

			496,994
District of Columbia - 0.07%
Metropolitan Washington
Airports Authority
8.000%, 10/01/2047		240,000	257,220

TOTAL MUNICIPAL BONDS (Cost $634,536)			$754,214

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.97%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.583%, 12/25/2046		17,225,522	752,972
American Tower Trust,
Series 2007-1A, Class C
5.615%, 04/15/2037 (S)		260,000	273,514
Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1
0.567%, 08/25/2036 (P)		851,348	445,291
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.009%, 12/10/2049 (P)		3,635,000	3,757,102
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.999%, 09/20/2046		14,940,741	574,158
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2005-AR2, Class X2 IO
2.159%, 03/19/2045		39,921,664	1,523,387
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039		1,109,684	222,326
Series 402, Class 3 IO,
4.000%, 11/25/2039		981,028	213,767
Series 398, Class C3 IO,
4.500%, 05/25/2039		1,037,989	196,298
Series 402, Class 7 IO,
4.500%, 11/25/2039		1,344,473	286,951
First Horizon Alternative Mortgage
Securities, Series 2006-RE1, Class A1
5.500%, 05/25/2035		2,046,583	1,677,838
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class G
7.874%, 05/15/2037 (S)		620,000	658,967
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2,
0.707%, 10/25/2045 (P)		1,846,004	444,590
Series 2006-AR1, Class A2A,
0.717%, 02/25/2036 (P)		1,108,146	324,699
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.850%, 09/25/2035 (P)		442,206	407,510

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Corp. Net Interest Margin
Notes, Series 2007-3A, Class N1
6.654%, 05/19/2037 (I)(S)	$13,369	$0
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	17,471,023	115,658
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	21,748,520	115,267
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	24,272,190	138,351
Series 2006-SB1, Class A1A IO,
1.263%, 12/19/2036	2,018,454	874,023
Series 2005-8, Class 1X IO,
2.280%, 09/19/2035	10,980,060	428,909
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
2.076%, 10/25/2036	31,149,691	971,870
Series 2005-AR18, Class 1X IO,
2.352%, 10/25/2036	30,191,996	1,020,489
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.430%, 02/15/2040	2,155,000	2,161,515
Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A
6.055%, 11/25/2034 (P)	2,818,708	2,812,831
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.947%, 04/25/2045 (P)	3,470,284	496,827
Series 2005-AR13, Class B1,
0.947%, 10/25/2045 (P)	2,135,656	235,061
Series 2005-AR13, Class X IO,
1.684%, 10/25/2045	91,222,096	2,850,691
Wells Fargo Mortgage Backed Securities
Trust, Series 2005-AR5, Class 1A1
5.094%, 04/25/2035 (P)	680,296	656,389
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR12, Class 1A1
5.889%, 09/25/2036 (P)	1,942,503	1,564,866

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $22,947,226)		$26,202,117

ASSET BACKED SECURITIES - 1.98%
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	1,490,000	1,451,767
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	1,495,000	1,368,673
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	3,245,000	2,998,249
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,670,000	1,461,885
Lehman XS Trust, Series 2005-5N,
Class 3A2, Class 3A2
0.707%, 11/25/2035 (P)	485,735	157,208

TOTAL ASSET BACKED SECURITIES (Cost $6,658,104)		$7,437,782

CONVERTIBLE BONDS - 1.75%
Communications - 1.22%
NII Holdings, Inc.
2.750%, 08/15/2025	795,000	794,006
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	$4,075,000	$3,787,713

		4,581,719
Consumer, Cyclical - 0.32%
Continental Airlines, Inc.
4.500%, 01/15/2015	460,000	596,850
UAL Corp.
4.500%, 06/30/2021	610,000	592,432

		1,189,282
Financial - 0.17%
Corporate Office Properties LP
4.250%, 04/15/2030 (S)	175,000	166,688
Janus Capital Group, Inc.
3.250%, 07/15/2014	380,000	380,950
ProLogis
3.250%, 03/15/2015	115,000	102,781

		650,419
Industrial - 0.04%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	160,000	147,000

TOTAL CONVERTIBLE BONDS (Cost $4,033,341)		$6,568,420

TERM LOANS (M) -5.65%
Basic Materials - 0.81%
AbitibiBowater, Inc.
11.000%, 03/30/2011 (H)	3,165,000	3,048,949
Communications - 0.91%
Dex Media West, Inc.
7.500%, 10/24/2014	1,040,611	932,647
SuperMedia, Inc.
11.000%, 12/31/2015	2,912,476	2,493,286

		3,425,933
Consumer, Cyclical - 2.87%
Delta Airlines, Inc.
3.548%, 04/30/2014	5,108,382	4,546,460
Greektown Holdings LLC
- 09/30/2010 (U)	180,227	182,029
Greektown Holdings LLC
14.500%, 09/30/2010	1,726,643	1,743,909
Michaels Stores, Inc.
2.761%, 10/31/2013	2,831,054	2,625,803
US Airways Group, Inc.
2.813%, 03/21/2014	2,116,364	1,674,573

		10,772,774
Consumer, Non-cyclical - 0.36%
Bausch & Lomb, Inc.
3.799%, 04/24/2015	438,750	503,887
Quebecor World Capital Corp.
9.000%, 07/23/2012	845,396	848,566

		1,352,453
Financial - 0.70%
CIT Group, Inc.
9.500%, 01/18/2012	2,567,400	2,622,386

TOTAL TERM LOANS (Cost $20,003,235)		$21,222,495

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 4.21%
Consumer Discretionary - 2.90%
Auto Components - 1.41%
Lear Corp. (I)	80,334	$5,318,111
Hotels, Restaurants & Leisure - 0.01%
Greektown Superholdings, Inc. (I)	269	29,746
Media - 1.48%
Charter Communications, Inc., Class A (I)	108,651	3,835,380
Dex One Corp. (I)	6,463	122,797
Sirius XM Radio, Inc. (I)	1,354,296	1,285,904
SuperMedia, Inc. (I)	16,551	302,718
Vertis Holdings, Inc. (I)	460	0

		5,546,799

		10,894,656
Energy - 0.06%
Oil, Gas & Consumable Fuels - 0.06%
OGX Petroleo e Gas Participacoes SA	24,440	226,392
Financials - 1.13%
Capital Markets - 0.55%
Apollo Investment Corp.	74,628	696,279
Ares Capital Corp.	109,854	1,376,471

		2,072,750
Commercial Banks - 0.01%
Ameris Bancorp	5,721	55,266
Real Estate Investment Trusts - 0.54%
Homburg Invest, Inc., Class A	214,087	2,011,056
Thrifts & Mortgage Finance - 0.03%
ViewPoint Financial Group (I)	8,525	118,071

		4,257,143
Materials - 0.09%
Containers & Packaging - 0.09%
Pactiv Corp. (I)	11,894	331,248
Telecommunication Services - 0.03%
Diversified Telecommunication Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR	6,842	134,719

TOTAL COMMON STOCKS (Cost $15,656,935)		$15,844,158

PREFERRED STOCKS - 2.13%
Consumer Discretionary - 0.52%
Auto Components - 0.34%
Lear Corp., Series A (N)	20,095	1,301,553
Hotels, Restaurants & Leisure - 0.18%
Greektown Superholdings, Inc. (N)	6,111	675,747

		1,977,300
Financials - 1.61%
Commercial Banks - 0.37%
Wells Fargo & Company,
Series L 7.500%	1,490	1,387,190
Diversified Financial Services - 1.24%
Bank of America Corp., Series L, 7.250%	3,500	3,178,000
Citigroup Capital XII (8.500% to
03-30-2015, the 3 month LIBOR +
5.87%)	7,250	181,250
Citigroup, Inc. 7.500%	11,430	$1,291,590

		4,650,840

		6,038,030

TOTAL PREFERRED STOCKS (Cost $7,755,671)		$8,015,330

OPTIONS PURCHASED - 0.15%
Call Options - 0.04%
Over the Counter Purchase Call on the
AUD vs. USD (Expiration Date:
04/26/2011; Strike Price: $0.98) (I)	4,100,000	26,212
Over the Counter Purchase Call on the
AUD vs. USD (Expiration Date:
05/17/2011; Strike Price: $0.94) (I)	3,900,000	45,851
Over the Counter Purchase Call on the
CAD vs. USD (Expiration Date:
08/02/2010; Strike Price: $1.00) (I)	4,250,000	4,199
Over the Counter Purchase Call on the
CAD vs. USD (Expiration Date:
09/22/2010; Strike Price: $0.97) (I)	4,200,000	8,980
Over the Counter Purchase Call on the
NZD vs. USD (Expiration Date:
02/22/2011; Strike Price $0.75) (I)	3,900,000	43,565

		128,807
Put Options - 0.11%
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date
11/04/2010; Strike Price $1.25) (I)	4,000,000	223,772
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
05/19/2011; Strike Price $1.10) (I)	3,900,000	111,049
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
11/11/2010; Strike Price: $1.18) (I)	4,000,000	60,375
Over the Counter Purchase Put on the JPY
vs. USD (Expiration Date: 09/14/2010;
Strike Price: $97.00) (I)	8,500,000	12,002
Over the Counter Purchase Put on the
USD vs. CAD (Expiration Date:
11/16/2010; Strike Price: $0.97) (I)	3,900,000	20,331

		427,529

TOTAL OPTIONS PURCHASED (Cost $756,810)		$556,336

SHORT-TERM INVESTMENTS - 0.67%
Repurchase Agreement - 0.67%
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $2,013,618 on
07/01/2010, collateralized by
$1,955,000 U.S. Treasury Notes,
3.125% due 04/30/2017 (valued at
$2,055,851, including interest)	$2,013,617	2,013,617

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (formerly Strategic Income Trust) (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street
Corp. dated 06/30/2010 at 0.010% to be
repurchased at $288,000 on 07/01/2010,
collateralized by
$295,000 U.S. Treasury Notes, 0.875%
due 01/31/2011 (valued at $297,213,
including interest) and
$205,000 U.S. Treasury Notes, 1.000%
due 12/31/2011 (valued at $211,575,
including interest)	$493,000	$493,000

		2,506,617

TOTAL SHORT-TERM INVESTMENTS (Cost $2,506,617)		$2,506,617

Total Investments (Strategic Income Opportunities Trust
(formerly Strategic Income Trust))
(Cost $356,798,101) - 98.32%		$369,584,499
Other assets and liabilities, net - 1.68%		6,305,216

TOTAL NET ASSETS - 100.00%		$375,889,715

Total Return Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.20%
Federal Home Loan Bank - 0.13%
0.875%, 08/22/2012	$4,500,000	$4,508,686
Federal Home Loan Mortgage Corp. - 0.96%
1.125%, 06/01/2011 to 07/27/2012	28,900,000	29,097,432
3.077%, 01/01/2029 (P)	251,416	262,953
3.842%, 06/01/2034 (P)	347,198	362,775
5.500%, TBA	1,000,000	1,070,156
6.000%, TBA	2,000,000	2,165,938
6.000%, 03/01/2016 to 07/01/2038	807,490	878,343

		33,837,597
Federal National Mortgage Association - 13.81%
1.125%, 07/30/2012	7,800,000	7,851,659
1.621%, 06/01/2043 (P)	1,493,449	1,487,486
1.750%, 05/07/2013	20,600,000	20,976,320
1.821%, 10/01/2040 (P)	250,045	249,621
2.571%, 09/01/2035 (P)	4,152,582	4,312,361
4.096%, 05/01/2036 (P)	3,006,984	3,163,913
4.500%, TBA	88,000,000	90,916,287
4.864%, 09/01/2035 (P)	508,356	541,558
5.030%, 05/01/2035 (P)	551,288	587,294
5.500%, TBA	4,000,000	4,312,656
5.500%, 11/01/2032 to 08/01/2038	83,860,932	90,219,688
6.000%, TBA	31,000,000	33,559,454
6.000%, 12/01/2016 to 01/01/2039	212,054,485	230,302,362
6.500%, 03/01/2036 to 11/01/2037	107,612	118,146

		488,598,805
Government National Mortgage Association - 0.14%
2.750%, 01/20/2032 to 02/20/2032 (P)	637,551	657,118
3.125%, 10/20/2029 to 11/20/2029 (P)	448,904	461,962
3.375%, 02/20/2024 (P)	160,344	165,678
3.625%, 09/20/2021 (P)	59,033	60,550
4.375%, 05/20/2023 to 05/20/2030 (P)	513,948	532,710
6.000%, TBA	$3,000,000	$3,269,766

		5,147,784
Small Business Administration - 0.14%
4.504%, 02/10/2014	267,508	279,271
4.880%, 11/01/2024	115,100	122,919
5.130%, 09/01/2023	208,114	222,959
5.520%, 06/01/2024	4,041,030	4,347,462
6.344%, 08/01/2011	132,785	138,144
7.449%, 08/01/2010	27,964	28,169

		5,138,924
Treasury Inflation Protected Securities (D) - 0.06%
2.000%, 01/15/2026	549,170	580,704
2.375%, 01/15/2025	1,272,150	1,411,192

		1,991,896
U.S. Treasury Bonds - 3.57%
4.250%, 05/15/2039	12,600,000	13,322,534
4.375%, 02/15/2038 to 05/15/2040 (F)	60,300,000	65,194,328
4.625%, 02/15/2040	27,000,000	30,349,674
4.750%, 02/15/2037	4,000,000	4,592,500
8.750%, 05/15/2020	8,700,000	13,002,420

		126,461,456
U.S. Treasury Notes - 34.39%
0.625%, 06/30/2012	111,350,000	111,358,908
0.750%, 05/31/2012 (F)	297,100,000	297,958,619
1.125%, 06/15/2013	60,800,000	61,037,500
1.375%, 03/15/2013 to 05/15/2013	52,900,000	53,553,977
1.875%, 06/30/2015	53,200,000	53,403,650
2.125%, 05/31/2015	65,100,000	66,208,735
2.250%, 01/31/2015	900,000	922,430
2.375%, 02/28/2015	8,900,000	9,172,607
2.500%, 04/30/2015 to 06/30/2017	168,900,000	170,123,199
2.750%, 05/31/2017 to 02/15/2019	46,800,000	47,441,868
3.125%, 04/30/2017	73,200,000	76,516,838
3.375%, 11/15/2019	24,100,000	24,960,442
3.500%, 05/15/2020	146,500,000	153,321,026
3.625%, 08/15/2019 to 02/15/2020	86,100,000	91,000,002

		1,216,979,801

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,842,487,573)		$1,882,664,949

FOREIGN GOVERNMENT
OBLIGATIONS - 1.05%
Brazil - 0.04%
Federative Republic of Brazil
10.250%, 01/10/2028	2,600,000	1,453,047
Canada - 0.16%
Government of Canada
2.000%, 12/01/2014	5,500,000	5,112,409
4.500%, 06/01/2015	700,000	724,086

		5,836,495
China - 0.02%
Export-Import Bank of China
4.875%, 07/21/2015 (S)	500,000	540,032
France - 0.35%
Societe Financement de l’Economie Francaise
0.504%, 07/16/2012 (P)(S)	2,000,000	2,008,060
2.125%, 05/20/2012	2,900,000	3,610,615
3.375%, 05/05/2014 (S)	6,500,000	6,790,095

		12,408,770

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa - 0.01%
Republic of South Africa
5.875%, 05/30/2022	$500,000	$526,250
South Korea - 0.47%
Export-Import Bank of Korea
4.125%, 09/09/2015	6,400,000	6,498,106
Korea Development Bank
4.375%, 08/10/2015	9,900,000	10,094,436

		16,592,542

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $37,201,219)		$37,357,136

CORPORATE BONDS - 26.55%
Basic Materials - 0.29%
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)	400,000	438,014
Nucor Corp.
5.750%, 12/01/2017	5,200,000	5,935,732
Rohm & Haas Company
6.000%, 09/15/2017	2,100,000	2,290,283
Vale Overseas, Ltd.
6.250%, 01/23/2017	700,000	762,453
6.875%, 11/21/2036	700,000	729,758

		10,156,240
Communications - 0.69%
AT&T Corp.
7.300%, 11/15/2011	1,538,000	1,662,444
AT&T, Inc.
4.950%, 01/15/2013	500,000	542,739
5.500%, 02/01/2018	400,000	442,334
6.300%, 01/15/2038	300,000	325,555
Cellco Partnership / Verizon Wireless
Capital LLC
3.065%, 05/20/2011 (P)	10,700,000	10,938,396
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	200,000	231,594
Comcast Corp.
5.875%, 02/15/2018	1,000,000	1,112,683
6.450%, 03/15/2037	1,000,000	1,081,300
France Telecom SA
7.750%, 03/01/2011	200,000	208,700
Qwest Capital Funding, Inc.
7.250%, 02/15/2011	113,000	115,260
Qwest Corp.
7.625%, 06/15/2015	2,700,000	2,889,000
Telecom Italia Capital SA
0.914%, 07/18/2011 (P)	4,800,000	4,731,926
Verizon Global Funding Corp.
7.250%, 12/01/2010	200,000	205,412

		24,487,343
Consumer, Cyclical - 0.00%
American Airlines, Series 2001-2, Class A-1
6.978%, 04/01/2011	49,045	49,413
Consumer, Non-cyclical - 1.13%
Anheuser-Busch Companies, Inc.
5.500%, 01/15/2018	200,000	218,019
AstraZeneca PLC
5.900%, 09/15/2017	1,400,000	1,637,810
6.450%, 09/15/2037	1,400,000	1,696,524
Kraft Foods, Inc.
6.250%, 06/01/2012	100,000	108,998
Philip Morris International, Inc.
5.650%, 05/16/2018	$2,000,000	$2,187,846
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)	21,300,000	26,699,124
Roche Holdings, Inc.
7.000%, 03/01/2039 (S)	5,600,000	7,285,006

		39,833,327
Energy - 0.40%
El Paso Corp.
7.750%, 01/15/2032	5,475,000	5,410,521
FIH Erhvervsbank A/S
9.625%, 03/01/2013	100,000	111,250
Gaz Capital for Gazprom
6.212%, 11/22/2016 (S)	700,000	706,160
Gazprom International SA For Gazprom
7.201%, 02/01/2020	63,842	66,242
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	3,200,000	3,186,550
Peabody Energy Corp.
7.875%, 11/01/2026	1,200,000	1,260,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	1,500,000	1,549,590
Shell International Finance BV
5.500%, 03/25/2040	1,900,000	2,023,377

		14,313,690
Financial - 23.69%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013	3,000,000	3,289,410
Ally Financial, Inc.
5.375%, 06/06/2011	16,700,000	16,637,375
5.750%, 09/27/2010	2,300,000	2,791,460
6.000%, 12/15/2011 to 05/23/2012	3,000,000	2,956,526
8.300%, 02/12/2015 (S)	2,600,000	2,632,500
American Express Bank FSB
3.150%, 12/09/2011	3,300,000	3,417,351
6.000%, 09/13/2017	300,000	329,270
American Express Centurion Bank
5.550%, 10/17/2012	2,500,000	2,687,285
6.000%, 09/13/2017	300,000	329,657
American Express Company
7.000%, 03/19/2018	1,000,000	1,153,393
American Express Credit Corp.
0.528%, 12/02/2010 (P)	3,700,000	3,699,697
5.875%, 05/02/2013	2,800,000	3,063,567
American Express Travel Related Services
Company, Inc.
5.250%, 11/21/2011 (S)	8,800,000	9,143,411
American International Group, Inc.
0.639%, 03/20/2012 (P)	5,200,000	5,014,864
4.950%, 03/20/2012	700,000	698,250
5.050%, 10/01/2015	800,000	735,000
5.375%, 10/18/2011	3,300,000	3,316,500
5.450%, 05/18/2017	100,000	88,750
American International Group, Inc., MTN
5.850%, 01/16/2018	100,000	89,375
American International Group, Inc., Series 1
0.414%, 10/18/2011 (P)	300,000	283,156
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)	3,900,000	4,320,775
ASIF I
0.466%, 07/26/2010 (P)	41,535,000	41,393,033

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
BAC Capital Trust VII
5.250%, 08/10/2035	$900,000	$909,912
Banco Santander Chile
1.557%, 04/20/2012 (P)(S)	6,100,000	6,096,407
Bank of America Corp.
2.100%, 04/30/2012	6,300,000	6,451,578
6.000%, 10/15/2036	1,400,000	1,346,237
6.500%, 08/01/2016	15,700,000	16,990,885
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)	1,200,000	1,208,260
Bank of Montreal
2.850%, 06/09/2015 (S)	2,200,000	2,235,959
Barclays Bank PLC
5.450%, 09/12/2012	32,500,000	34,538,335
C10 Capital SPV, Ltd. (6.722% to 12/31/2016,
then 3 month LIBOR + 4.710%)
(Q)(S)	1,500,000	976,125
Caelus Re, Ltd.
6.788%, 06/07/2011 (P)(S)	1,400,000	1,358,840
Citibank NA
1.875%, 05/07/2012 to 06/04/2012	4,000,000	4,082,439
Citigroup Capital XXI (8.300% to 12/21/2037,
then 3 month LIBOR + 4.170%)
12/21/2057	13,700,000	13,342,951
Citigroup Funding, Inc.
1.875%, 10/22/2012	4,300,000	4,390,390
2.250%, 12/10/2012	2,100,000	2,161,746
Citigroup, Inc.
0.807%, 06/09/2016 (P)	9,600,000	7,788,211
2.125%, 04/30/2012	2,100,000	2,151,471
2.875%, 12/09/2011	9,800,000	10,104,662
5.300%, 10/17/2012	1,600,000	1,658,099
5.500%, 08/27/2012 to 04/11/2013	14,700,000	15,291,593
5.625%, 08/27/2012	2,500,000	2,576,293
5.850%, 07/02/2013	1,000,000	1,046,963
6.125%, 08/25/2036	4,200,000	3,817,338
8.500%, 05/22/2019	1,400,000	1,668,974
Countrywide Financial Corp.
1.092%, 11/23/2010 (P)	5,700,000	6,947,938
5.800%, 06/07/2012	4,000,000	4,206,176
Deutsche Bank AG
6.000%, 09/01/2017	6,700,000	7,389,577
Dexia Credit Local
0.808%, 04/29/2014 (P)(S)	11,400,000	11,385,602
0.938%, 03/05/2013 (P)(S)	25,700,000	25,707,325
1.188%, 09/23/2011 (P)(S)	5,300,000	5,306,758
FIH Erhvervsbank A/S
0.907%, 06/13/2013 (P)(S)	40,100,000	40,030,106
Ford Motor Credit Company LLC
7.000%, 10/01/2013	500,000	509,831
7.250%, 10/25/2011	100,000	102,727
7.375%, 02/01/2011	2,700,000	2,750,552
7.500%, 08/01/2012	1,100,000	1,124,831
7.800%, 06/01/2012	1,100,000	1,132,734
8.000%, 12/15/2016	1,100,000	1,124,850
8.625%, 11/01/2010	300,000	304,965
9.750%, 09/15/2010	6,398,000	6,477,047
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	1,600,000	2,007,211
General Electric Capital Corp.
0.733%, 01/08/2016 (P)	1,200,000	1,099,249
2.000%, 09/28/2012	4,300,000	4,402,667
2.125%, 12/21/2012	2,100,000	2,158,985
2.250%, 03/12/2012	8,000,000	8,207,648
2.625%, 12/28/2012	3,900,000	4,052,818
3.000%, 12/09/2011	$14,000,000	$14,462,042
5.875%, 01/14/2038	4,200,000	4,118,533
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month EURIBOR
+ 2.000%)
09/15/2067 (S)	12,700,000	12,890,058
General Motors Acceptance Corp.
8.000%, 11/01/2031	5,100,000	4,686,467
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037	2,900,000	3,004,397
ING Bank NV
1.333%, 03/30/2012 (P)(S)	30,400,000	30,399,942
International Lease Finance Corp.
1.037%, 08/15/2011 (P)	2,400,000	2,674,554
4.950%, 02/01/2011	21,100,000	20,783,500
5.300%, 05/01/2012	2,800,000	2,632,000
5.450%, 03/24/2011	1,600,000	1,576,800
Intesa Sanpaolo/New York
2.375%, 12/21/2012	21,100,000	20,919,679
JPMorgan Chase & Company
6.000%, 01/15/2018	2,500,000	2,760,588
JPMorgan Chase & Company, Series 1
(7.900% to 4-30-18 then 3 month LIBOR
+ 3.470%)
(Q)	1,700,000	1,752,241
JPMorgan Chase Bank NA
6.000%, 10/01/2017	5,400,000	5,880,395
JPMorgan Chase Capital XX
6.550%, 09/29/2036	700,000	669,256
KeyBank NA
0.840%, 11/21/2011 (P)	200,000	233,440
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month LIBOR
+ 6.921%)
(Q)(S)	700,000	542,500
LeasePlan Corp. NV
3.125%, 02/10/2012	700,000	880,489
Lehman Brothers Holdings, Inc.
zero coupon 10/22/2008 to 05/25/2010 (J)	25,300,000	4,933,500
5.000%, 07/18/2011 (H)	2,700,000	526,500
6.875%, 05/02/2018 (H)	1,100,000	224,125
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month LIBOR
+ 11.750%)
(Q)(S)	14,700,000	14,702,989
Merrill Lynch & Company, Inc.
0.516%, 07/25/2011 (P)	4,800,000	4,758,283
1.082%, 03/22/2011 (P)	2,000,000	2,404,636
6.400%, 08/28/2017	4,300,000	4,483,752
6.875%, 04/25/2018	9,300,000	9,921,063
MetLife, Inc.
6.400%, 12/15/2036	1,300,000	1,144,000
Metropolitan Life Global Funding I
0.927%, 07/13/2011 (P)(S)	19,900,000	19,878,528
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)	2,300,000	2,460,066
Morgan Stanley
2.930%, 05/14/2013 (P)	2,800,000	2,810,016
3.250%, 12/01/2011	9,800,000	10,153,917
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBPLIBOR
+ 2.060%)
(Q)	700,000	879,891

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Mystic Re, Ltd.
10.538%, 06/07/2011 (P)(S)	$1,100,000	$1,065,570
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)	3,300,000	3,575,266
Nationwide Building Society
6.250%, 02/25/2020 (S)	5,000,000	5,276,040
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	1,200,000	1,273,450
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	211,945	211,521
Pricoa Global Funding I
0.438%, 01/30/2012 (P)(S)	3,900,000	3,824,656
0.737%, 09/27/2013 (P)(S)	3,300,000	3,154,417
Principal Life Income Funding Trusts
5.300%, 04/24/2013	2,700,000	2,919,605
5.550%, 04/27/2015	4,300,000	4,655,318
Prudential Financial, Inc.
6.625%, 12/01/2037	900,000	943,929
RBS Capital Trust I (4.709% to 07/01/2013,
then 3 month LIBOR + 1.865%)
(Q)(H)	2,100,000	1,039,500
Resona Bank, Ltd. (5.850% to 04/15/2016,
then 3 month LIBOR + 2.770%)
(Q)(S)	700,000	661,546
Royal Bank of Scotland PLC
0.823%, 04/08/2011 (P)(S)	4,600,000	4,592,654
2.625%, 05/11/2012 (S)	5,100,000	5,216,214
3.000%, 12/09/2011 (S)	12,900,000	13,243,501
Santander US Debt SA Unipersonal
1.333%, 03/30/2012 (P)(S)	22,700,000	22,028,784
SLM Corp.
0.476%, 07/26/2010 (P)	300,000	299,979
3.125%, 09/17/2012	5,600,000	6,109,358
5.125%, 08/27/2012	5,030,000	4,955,123
5.375%, 05/15/2014	1,300,000	1,188,668
5.400%, 10/25/2011	5,000,000	4,970,405
State Street Capital Trust IV
1.537%, 06/15/2037 (P)	600,000	429,244
Suntrust Bank
0.822%, 12/20/2011 (P)	3,800,000	4,353,800
Swedbank AB
3.625%, 12/02/2011	100,000	126,019
The Bear Stearns Companies LLC
0.646%, 08/15/2011 (P)	600,000	600,406
0.704%, 07/19/2010 (P)	4,900,000	4,900,740
6.950%, 08/10/2012	4,900,000	5,374,653
The Goldman Sachs Group, Inc.
5.625%, 01/15/2017	2,900,000	2,932,219
5.950%, 01/18/2018	8,200,000	8,517,447
6.150%, 04/01/2018	3,400,000	3,561,558
6.250%, 09/01/2017	6,600,000	6,985,618
6.375%, 05/02/2018	300,000	396,523
The Goldman Sachs Group,
Inc., Series GMTN
1.004%, 01/30/2017 (P)	1,000,000	1,044,795
TNK-BP Finance SA
6.125%, 03/20/2012 (S)	700,000	714,000
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)	1,300,000	1,516,554
UBS AG
1.584%, 02/23/2012 (P)	4,700,000	4,716,286
5.750%, 04/25/2018	2,400,000	2,475,974
5.875%, 12/20/2017	2,600,000	2,752,038
UBS Preferred Funding Trust V (6.243% to
05/15/2016, then 3 month LIBOR
+ 1.615%)
(Q)	$5,400,000	$4,630,500
Union Planters Corp.
7.750%, 03/01/2011	3,000,000	3,041,577
USB Capital IX (6.189% to 04/15/2011, then
3 month LIBOR + 1.020%)
(Q)	500,000	360,650
Wachovia Corp.
5.625%, 10/15/2016	300,000	323,779
Wachovia Corp., Series G
5.750%, 02/01/2018	7,600,000	8,326,165
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR
+ 3.770%)
(Q)	75,400,000	77,662,000
Westpac Banking Corp.
1.006%, 07/16/2014 (P)(S)	1,000,000	1,005,132
Williams Companies, Inc.
6.375%, 10/01/2010 (S)	3,200,000	3,227,706
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month LIBOR
+ 1.815%)
05/09/2032 (S)	438,000	387,310

		838,410,214
Technology - 0.18%
Dell, Inc.
4.700%, 04/15/2013	5,900,000	6,388,579
Utilities - 0.17%
Dominion Resources, Inc.
5.700%, 09/17/2012	150,000	162,134
Nisource Finance Corp.
6.125%, 03/01/2022	4,800,000	5,123,376
PSEG Power LLC
6.950%, 06/01/2012	100,000	109,251
Virginia Electric & Power Company
6.350%, 11/30/2037	500,000	582,318

		5,977,079

TOTAL CORPORATE BONDS (Cost $940,550,445)		$939,615,885

CONVERTIBLE BONDS - 0.46%
Energy - 0.46%
Transocean, Inc.
1.500%, 12/15/2037	18,400,000	16,330,000

TOTAL CONVERTIBLE BONDS (Cost $17,092,632)		$16,330,000

MUNICIPAL BONDS - 2.52%
Alaska - 0.22%
Northern Tobacco Securitization Corp.
5.000%, 06/01/2046	12,000,000	7,671,720
California - 0.62%
Bay Area Toll Authority
7.043%, 04/01/2050	4,200,000	4,271,526
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,228,150
California State University
6.484%, 11/01/2041	2,000,000	2,166,660
Los Angeles Unified School District
4.500%, 07/01/2022	6,200,000	6,293,000
6.758%, 07/01/2034	3,300,000	3,772,494

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
State of California
5.650%, 04/01/2039	$1,200,000	$1,282,380
7.500%, 04/01/2034	1,300,000	1,387,100
7.550%, 04/01/2039	1,300,000	1,416,961

		21,818,271
Illinois - 0.48%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	1,300,000	1,364,090
6.300%, 12/01/2021	600,000	662,226
6.899%, 12/01/2040	6,700,000	7,542,324
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,105,297
State of Illinois
4.071%, 01/01/2014	3,400,000	3,379,294
6.900%, 03/01/2035	1,000,000	977,490

		17,030,721
Iowa - 0.20%
State of Iowa
6.750%, 06/01/2034	6,400,000	6,957,632
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023	370,000	323,003

		7,280,635
Nebraska - 0.02%
Public Power Generation Agency
7.242%, 01/01/2041	500,000	563,330
Nevada - 0.42%
City of North Las Vegas
6.572%, 06/01/2040	11,600,000	12,388,568
County of Clark
6.820%, 07/01/2045	2,200,000	2,504,722

		14,893,290
New Jersey - 0.43%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	15,125,040
New York - 0.03%
New York City Municipal Water
Finance Authority
6.011%, 06/15/2042	1,000,000	1,081,240
North Carolina - 0.09%
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,297,780
Rhode Island - 0.01%
Tobacco Settlement Financing Corp.
6.250%, 06/01/2042	500,000	473,615
Wisconsin - 0.00%
Wisconsin State Clean Water Revenue
5.100%, 06/01/2021	110,000	113,916
5.100%, 06/01/2022	25,000	25,835

		139,751

TOTAL MUNICIPAL BONDS (Cost $83,144,845)		$89,375,393

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.96%
American Home Mortgage Investment Trust,
Series 2004-4, Class 4A
2.527%, 02/25/2045 (P)	913,800	822,856
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.926%, 05/25/2035 (P)	1,740,213	1,711,027
Series 2004-A, Class 1A3,
4.950%, 09/20/2034 (P)	$580,020	$592,552
Bank of America Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031	25,037	25,153
Series 2004-1, Class 5A1,
6.500%, 09/25/2033	161,362	166,823
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-4, Class 2A1,
2.759%, 05/25/2035 (P)	2,680,091	2,067,806
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)	16,825,246	15,581,844
Series 2004-3, Class 1A2,
2.984%, 07/25/2034 (P)	78,529	69,972
Series 2002-11, Class 1A2,
3.398%, 02/25/2033 (P)	165,694	150,045
Series 2004-6, Class 1A1,
3.449%, 09/25/2034 (P)	117,156	97,086
Series 2004-9, Class 2A1,
3.529%, 09/25/2034 (P)	120,714	88,833
Series 2003-8, Class 2A1,
3.552%, 01/25/2034 (P)	936,035	908,268
Series 2004-7, Class 1A1,
3.903%, 10/25/2034 (P)	99,178	68,979
Series 2004-9, Class 22A1,
4.069%, 11/25/2034 (P)	1,096,161	1,031,441
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.507%, 02/25/2034 (P)	2,020,879	1,509,782
Series 2005-7, Class 22A1,
4.539%, 09/25/2035 (P)	1,593,765	1,204,523
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	2,000,000	2,069,389
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	5,200,000	5,259,167
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	14,507,404	12,784,837
Series 2005-11, Class A2A,
4.700%, 12/25/2035 (P)	632,746	578,596
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	4,100,000	3,999,491
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.547%, 06/25/2037 (P)	14,203,295	7,297,369
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033	53,044	54,225
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-HYB9, Class 1A1,
3.205%, 02/20/2035 (P)	4,509,144	4,140,844
Series 2004-22, Class A3,
3.506%, 11/25/2034 (P)	2,599,516	2,216,511
Series 2005-HYB9, Class 3A2A,
5.250%, 02/20/2036 (P)	688,166	501,005
Series 2003-10, Class A2,
5.750%, 05/25/2033	35,256	35,141
Countrywide Home Loans
Series 2005-3, Class 1A2,
0.637%, 04/25/2035 (P)	413,375	233,256

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans (continued)
Series 2004-12, Class 11A2,
3.385%, 08/25/2034 (P)	$77,350	$59,400
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)	171,804	166,896
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
3.421%, 09/25/2034 (P)	284,910	274,079
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)	11,200,000	10,634,362
Series 2006-C2, Class A3,
5.846%, 03/15/2039 (P)	700,000	728,114
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.717%, 05/25/2040 (P)(S)	1,254,458	982,057
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.500%, 07/15/2019 (P)	2,914,332	2,915,503
Series 3335, Class FT,
0.500%, 08/15/2019 (P)	6,739,115	6,741,872
Series 3149, Class LF,
0.650%, 05/15/2036 (P)	1,990,769	1,980,204
Series T-63, Class 1A1,
1.621%, 02/25/2045 (P)	264,738	255,820
Series 2901, Class UB,
5.000%, 03/15/2033	800,000	872,442
Series 2906, Class GZ,
5.000%, 09/15/2034	394,734	434,559
Series 2863, Class KZ,
5.000%, 09/15/2034	133,229	145,418
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	442,400
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	433,236
Series 24989, Class PE,
6.000%, 08/15/2032	829,794	904,660
Series 2503, Class PZ,
6.000%, 09/15/2032	2,226,239	2,502,856
Series 2362, Class ZA,
6.500%, 09/15/2031	792,544	881,088
Series 2204, Class Z,
7.500%, 12/20/2029	764,974	883,296
Series 2247, Class Z,
7.500%, 08/15/2030	413,810	475,211
Federal National Mortgage Association
Series 2007-73, Class A1,
0.407%, 07/25/2037 (P)	362,179	330,409
Series 2004-11, Class A,
0.467%, 03/25/2034 (P)	40,584	37,543
Series 2007-30, Class AF,
0.657%, 04/25/2037 (P)	3,163,115	3,119,771
Series 2004-W2, Class 1A3F,
0.697%, 02/25/2044 (P)	129,282	129,146
Series 2003-116, Class FA,
0.747%, 11/25/2033 (P)	261,592	260,750
Series 2005-75, Class FL,
0.797%, 09/25/2035 (P)	5,560,779	5,492,667
Series 2006-5, Class 3A2,
2.885%, 05/25/2035 (P)	361,041	357,860
Series 2003-21, Class M,
5.000%, 02/25/2017	302,766	311,093
Series 2005-9, Class ZA,
5.000%, 02/25/2035	652,441	711,103
Series 2005-14, Class KZ,
5.000%, 03/25/2035	$129,947	$126,561
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	10,623,876	11,738,147
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	247,171	266,742
Series 2003-W1, Class 1A1,
6.500%, 12/25/2042	438,089	476,439
First Nationwide Trust, Series 2001-3,
Class 1A1,
6.750%, 08/21/2031	5,720	5,846
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.254%, 11/19/2035 (P)	735,711	627,047
Government National Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	131,576	142,458
Series 2005-3, Class JZ,
5.000%, 01/16/2035	131,032	126,977
Series 2005-3, Class KZ,
5.000%, 01/16/2035	131,032	126,956
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,039,574	1,143,000
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.427%, 10/25/2046 (P)	1,030,597	934,011
Series 2006-AR8, Class 1A1A,
0.427%, 01/25/2047 (P)	1,235,988	1,154,353
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	300,000	311,569
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,600,000	1,602,922
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
0.441%, 03/06/2020 (P)(S)	4,023,413	3,894,514
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.209%, 11/25/2035 (P)	3,188,706	2,993,494
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.047%, 01/25/2032 (P)	16,475	14,855
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.568%, 05/19/2035 (P)	604,283	357,174
Indymac Arm Trust, Series 2001-H2, Class A2
2.463%, 01/25/2032 (P)	7,754	5,803
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
0.437%, 11/25/2046 (P)	165,858	165,529
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	500,000	488,633
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,200,000	1,203,461
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
0.397%, 07/25/2036 (P)	159,461	158,234
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.017%, 02/25/2035 (P)	1,260,841	1,261,055

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	$478,727	$418,643
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.817%, 06/15/2030 (P)	2,056,991	1,775,604
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.557%, 02/25/2036 (P)	1,178,342	895,075
Series 2005-3, Class 5A,
0.597%, 11/25/2035 (P)	986,511	851,474
Series 2005-2, Class 3A,
1.249%, 10/25/2035 (P)	557,705	464,580
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,243,805
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.410%, 10/15/2020 (P)(S)	951,141	861,690
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	400,000	414,205
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.999%, 08/12/2045 (P)(S)	1,300,000	1,362,826
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	240,724	245,072
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.747%, 02/25/2019 (P)	54,743	52,024
Series 2004-CL1, Class 1A2,
0.747%, 02/25/2034 (P)	403,318	365,866
Residential Funding Mortgage Securities I
Series 2004-S2, Class A1,
5.250%, 03/25/2034	77,999	77,407
Series 2004-S9, Class 1A23,
5.500%, 12/25/2034	300,000	301,836
Sovereign Commercial Mortgage Securities
Trust, Series 2007-C1, Class A2
5.842%, 07/22/2030 (P)(S)	687,084	711,457
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-8, Class 3A
2.659%, 07/25/2034 (P)	205,361	182,952
Structured Asset Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.577%, 05/25/2045 (P)	54,034	30,757
Series 2005-AR5, Class A3,
0.598%, 07/19/2035 (P)	2,399,420	2,157,268
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.241%, 01/25/2032 (P)	24,663	24,688
Series 2002-1A, Class 4A,
2.920%, 02/25/2032 (P)	26,687	25,381
Series 2006-11, Class A1,
2.942%, 10/25/2035 (P)(S)	1,422,754	1,118,738
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.457%, 11/25/2046 (P)	1,650,405	1,588,282
Series 2006-5, Class A1,
0.467%, 10/25/2046 (P)	4,362,386	4,255,945
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.430%, 06/15/2020 (P)(S)	4,570,447	3,866,803
Series 2006-WL7A, Class A1,
0.440%, 09/15/2021 (P)(S)	7,549,595	6,854,864
WaMu Mortgage Pass-Through Certificates
Series 2005-AR6, Class 2A1A,
0.577%, 04/25/2045 (P)	$60,075	$46,432
Series 2005-AR13, Class A1A1,
0.637%, 10/25/2045 (P)	579,327	450,407
Series 2005-AR2, Class 2A1A,
0.657%, 01/25/2045 (P)	35,678	27,081
Series 2002-AR17, Class 1A,
1.621%, 11/25/2042 (P)	277,855	239,428
Series 2002-AR2, Class A,
3.109%, 02/27/2034 (P)	109,478	107,366
Washington Mutual Mortgage Securities Corp.
Series 2002-AR9, Class 1A,
1.821%, 08/25/2042 (P)	916,483	803,330
Series 2003-AR1, Class 2A,
3.267%, 02/25/2033 (P)	263,511	238,637
Washington Mutual, Inc.,
Series 2002-AR6, Class A
1.821%, 06/25/2042 (P)	10,772	8,582
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR2, Class 2A1,
4.807%, 03/25/2036 (P)	2,931,202	2,597,677
Series 2004-CC, Class A1,
4.886%, 01/25/2035 (P)	2,809,705	2,731,355

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $187,038,086)		$175,453,953

ASSET BACKED SECURITIES - 0.82%
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
0.437%, 06/25/2047 (P)	824,885	779,060
Countrywide Asset-Backed Certificates
Series 2006-25, Class 2A1,
0.417%, 06/25/2047 (P)	631,915	603,599
Series 2006-15, Class A1,
0.457%, 10/25/2046 (P)	231,654	227,370
Daimler Chrysler Auto Trust,
Series 2008-B, Class A3B
1.830%, 09/10/2012 (P)	2,018,987	2,029,995
HFC Home Equity Loan Asset Backed
Certificates, Series 2007-2, Class A1V
0.438%, 07/20/2036 (P)	260,487	258,260
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.397%, 12/25/2036 (P)	269,988	244,668
Lehman XS Trust,
Series 2006-16N, Class A1A
0.427%, 11/25/2046 (P)	150,939	150,492
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.627%, 10/25/2034 (P)	86,584	73,872
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.427%, 05/25/2037 (P)	816,796	779,814
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.660%, 10/25/2034 (P)	1,488,998	1,437,425
SBI Heloc Trust, Series 2006-1A, Class 1A2A
0.517%, 08/25/2036 (P)(S)	154,861	150,894
SLM Student Loan Trust
Series 2008-9, Class A,
1.816%, 04/25/2023 (P)	18,732,227	19,363,932
Series 2010-C, Class A2,
2.846%, 12/16/2019 (P)(S)	1,000,000	1,000,000

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.427%, 06/25/2037 (P)	$1,803,266	$1,475,151
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.397%, 10/25/2036 (P)	453,002	446,722

TOTAL ASSET BACKED SECURITIES (Cost $28,859,722)		$29,021,254

TERM LOANS (M) -0.03%
Financials - 0.03%
American General Finance Corp.
7.250%, 04/08/2015	1,000,000	971,500

TOTAL TERM LOANS (Cost $985,447)		$971,500

PREFERRED STOCKS - 0.22%
Financials - 0.22%
DG Funding Trust (N)(S)	981	7,779,588

TOTAL PREFERRED STOCKS (Cost $10,336,921)		$7,779,588

SHORT-TERM INVESTMENTS - 18.39%
Repurchase Agreement - 7.49%
Morgan Stanley Tri-Party Repurchase
Agreement dated 06/30/2010 at 0.010% to
be repurchased at $158,000,044 on
07/01/2010, collateralized by $154,050,000
U.S. Treasury Bonds, 4.375% due
11/15/2039 (valued at $168,612,539,
including interest)	$158,000,000	158,000,000
Repurchase Agreement with State Street Corp.
dated 06/30/2010 at 0.010% to be
repurchased at $7,457,002 on 07/01/2010,
collateralized by $7,615,000 Federal Home
Loan Mortgage Corp., zero coupon due
08/03/2010 (valued at $7,607,385,
including interest).	7,457,000	7,457,000
TD Securities Tri-Party Repurchase Agreement
dated 06/30/2010 at 0.010% to be
repurchased at $99,500,027 on 07/01/2010,
collateralized by
$100,709,000 U.S. Treasury Notes, 1.000%
due 10/31/2011 (valued at $101,631,254,
including interest).	99,500,000	99,500,000

		264,957,000
Short-Term Securities - 10.90%
Federal Home Loan Mortgage Corp. Discount
Notes, 0.020, 07/08/2010	34,700,000	34,698,651
Federal Home Loan Mortgage Corp. Discount
Notes, 0.126%, 07/23/2010	100,000,000	99,987,472
Federal Home Loan Mortgage Corp. Discount
Notes, 0.159%, 08/11/2010	24,000,000	23,993,440
Federal Home Loan Mortgage Corp. Discount
Notes, 0.176%, 08/17/2010	34,700,000	34,689,127
Federal Home Loan Mortgage Corp. Discount
Notes, 0.176%, 10/13/2010	88,000,000	87,936,444
Federal National Mortgage Association
Discount Notes, 0.152%, 08/09/2010	42,000,000	41,989,990
Federal National Mortgage Association
Discount Notes, 0.171%, 10/13/2010	44,000,000	43,969,493
Federal National Mortgage Association
Discount Notes, 0.188%, 09/27/2010	5,000,000	4,997,128
U.S. Treasury Bills, 0.086%, 07/08/2010 (F)	1,810,000	1,809,970
U.S. Treasury Bills, 0.138%, 07/29/2010 (F)	1,170,000	1,169,848
U.S. Treasury Bills, 0.150%, 08/26/2010 (F)	$10,559,000	$10,555,472

		385,797,035

TOTAL SHORT-TERM INVESTMENTS (Cost $650,754,035)		$650,754,035

Total Investments (Total Return Trust)
(Cost $3,798,450,925) - 108.20%		$3,829,323,693
Other assets and liabilities, net - (8.20%)		(290,328,617)

TOTAL NET ASSETS - 100.00%		$3,538,995,076

SCHEDULE OF SECURITIES SOLD SHORT
Federal National Mortgage Association - (0.55)%
6.000%, TBA	(18,000,000)	(19,522,969)

TOTAL SCHEDULE OF SECURITIES SOLD
SHORT (Cost $(19,563,594))		$(19,522,969)

U.S. High Yield Bond Trust

	Shares or Principal Amount	Value

CORPORATE BONDS - 70.93%
Basic Materials - 0.43%
Bowater Canada Finance Corp.
7.950%, 11/15/2011 (H)	$24,000	9,165
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	725,000	797,500
Innophos, Inc.
8.875%, 08/15/2014	400,000	412,000

		1,218,665
Communications - 17.60%
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	3,550,000	3,283,750
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	2,075,000	2,194,312
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	1,448,421	1,687,410
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	3,951,000	4,109,040
Cricket Communications, Inc.
9.375%, 11/01/2014	2,830,000	2,872,450
Crown Castle International Corp.
9.000%, 01/15/2015	975,000	1,031,062
CSC Holdings LLC
6.750%, 04/15/2012	740,000	765,900
8.500%, 04/15/2014	1,000,000	1,042,500
DISH DBS Corp.
7.750%, 05/31/2015	175,000	180,250
EchoStar DBS Corp.
6.375%, 10/01/2011	2,150,000	2,219,875
6.625%, 10/01/2014	625,000	625,000
Fisher Communications, Inc.
8.625%, 09/15/2014	1,200,000	1,179,000
GCI, Inc.
8.625%, 11/15/2019	1,075,000	1,072,312
Intelsat Corp.
9.250%, 08/15/2014 to 06/15/2016	5,388,000	5,568,438
Lamar Media Corp.
9.750%, 04/01/2014	350,000	381,500
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	2,025,000	2,085,750

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Nielsen Finance LLC
11.500%, 05/01/2016	$800,000	$874,000
Nielsen Finance LLC (Zero Coupon Steps up
to 12.500% on 08/01/2011)
08/01/2016	1,800,000	1,714,500
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014	1,725,000	1,729,313
Qwest Corp.
3.787%, 06/15/2013 (P)	1,660,000	1,643,400
7.875%, 09/01/2011	800,000	832,000
Salem Communications Corp.
9.625%, 12/15/2016	424,000	436,720
SBA Telecommunications, Inc.
8.000%, 08/15/2016 (S)	600,000	621,000
8.250%, 08/15/2019 (S)	700,000	736,750
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	373,500
8.750%, 03/15/2032	8,320,000	7,945,600
United States West Communications, Inc.
6.875%, 09/15/2033	370,000	339,475
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	925,000	943,500
Videotron Ltee
6.375%, 12/15/2015	380,000	376,200
6.875%, 01/15/2014	881,000	885,405
9.125%, 04/15/2018	750,000	813,750

		50,563,662
Consumer, Cyclical - 8.42%
ALH Finance LLC
8.500%, 01/15/2013	1,040,000	1,040,000
AMC Entertainment, Inc.
8.750%, 06/01/2019	2,650,000	2,663,250
AmeriGas Partners LP
7.125%, 05/20/2016	1,415,000	1,407,925
7.250%, 05/20/2015	657,000	657,000
Ameristar Casinos, Inc.
9.250%, 06/01/2014	750,000	785,625
Cinemark USA, Inc.
8.625%, 06/15/2019	3,250,000	3,266,250
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,255,000	2,012,587
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (I)(S)	4,550,000	4,845,750
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,625,000	1,543,750
McJunkin Red Man Corp.
9.500%, 12/15/2016 (S)	350,000	339,500
O’Charleys, Inc.
9.000%, 11/01/2013	1,900,000	1,900,000
Regal Cinemas Corp.
8.625%, 07/15/2019	450,000	452,250
River Rock Entertainment Authority
9.750%, 11/01/2011	1,295,000	1,202,731
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	893,000	913,093
Toys R Us Property Company I LLC
10.750%, 07/15/2017 (S)	325,000	355,063
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	750,000	803,438

		24,188,212
Consumer, Non-cyclical - 16.81%
Biomet, Inc.
11.625%, 10/15/2017	$1,950,000	$2,110,875
Carriage Services, Inc.
7.875%, 01/15/2015	520,000	507,000
Centene Corp.
7.250%, 04/01/2014	966,000	966,000
Community Health Systems, Inc.
8.875%, 07/15/2015	2,295,000	2,366,719
Cornell Companies, Inc.
10.750%, 07/01/2012	2,715,000	2,748,937
Corrections Corp. of America
6.250%, 03/15/2013	190,000	191,425
7.750%, 06/01/2017	1,150,000	1,193,125
DaVita, Inc.
6.625%, 03/15/2013	428,000	428,535
Del Monte Corp.
7.500%, 10/15/2019 (S)	250,000	255,625
H&E Equipment Services, Inc.
8.375%, 07/15/2016	230,000	216,200
HCA, Inc.
7.875%, 02/01/2011	740,000	751,100
8.500%, 04/15/2019	1,050,000	1,113,000
9.125%, 11/15/2014	450,000	470,813
HCA, Inc., PIK
9.625%, 11/15/2016	1,718,000	1,838,260
Iron Mountain, Inc.
8.000%, 06/15/2020	1,775,000	1,801,625
8.375%, 08/15/2021	250,000	255,000
KAR Holdings, Inc.
8.750%, 05/01/2014	875,000	879,375
10.000%, 05/01/2015	7,905,000	8,063,100
Lender Processing Services, Inc.
8.125%, 07/01/2016	2,400,000	2,526,000
Mac-Gray Corp.
7.625%, 08/15/2015	1,275,000	1,227,188
Multiplan, Inc.
10.375%, 04/15/2016 (S)	1,550,000	1,588,750
NCO Group, Inc.
11.875%, 11/15/2014	3,050,000	2,897,500
Omnicare, Inc.
6.875%, 12/15/2015	1,320,000	1,320,000
Rural/Metro Corp.
12.750%, 03/15/2016	1,250,000	1,317,188
Service Corp. International
7.500%, 04/01/2027	4,310,000	3,814,350
7.625%, 10/01/2018	850,000	860,625
Sun Healthcare Group, Inc.
9.125%, 04/15/2015	1,235,000	1,293,663
Tenet Healthcare Corp.
9.000%, 05/01/2015 (S)	125,000	132,188
10.000%, 05/01/2018 (S)	475,000	524,875
The Cooper Companies, Inc.
7.125%, 02/15/2015	2,675,000	2,681,687
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	225,000	226,687
United Surgical Partners International, Inc.
8.875%, 05/01/2017	1,740,000	1,735,650

		48,303,065
Energy - 4.94%
Cloud Peak Energy Finance Company
8.250%, 12/15/2017 (S)	325,000	321,750
Cloud Peak Energy Resources LLC/Cloud
Peak Energy Finance Corp
8.500%, 12/15/2019 (S)	475,000	472,625

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Corp.
6.875%, 06/15/2014	$500,000	$509,087
7.000%, 06/15/2017	550,000	546,903
7.250%, 06/01/2018	700,000	701,886
7.750%, 01/15/2032	1,140,000	1,126,574
7.800%, 08/01/2031	425,000	420,033
8.050%, 10/15/2030	700,000	692,016
8.250%, 02/15/2016	250,000	261,875
Forest Oil Corp.
7.250%, 06/15/2019	625,000	603,125
8.500%, 02/15/2014	450,000	469,125
Hilcorp Energy I LP
9.000%, 06/01/2016 (S)	1,655,000	1,696,375
National Oilwell Varco, Inc.
6.125%, 08/15/2015	24,000	24,813
Sabine Pass LNG LP
7.500%, 11/30/2016 (S)	7,625,000	6,347,813

		14,194,000
Financial - 9.99%
American General Finance Corp.
5.750%, 09/15/2016	500,000	385,000
American General Finance Corp., MTN
6.500%, 09/15/2017	550,000	429,000
6.900%, 12/15/2017	2,525,000	2,010,531
Chukchansi Economic Development Authority
4.123%, 11/15/2012 (P)(S)	1,439,000	949,740
8.000%, 11/15/2013 (S)	1,555,000	1,088,500
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	6,436,821	5,913,199
El Paso Performance-Linked Trust
7.750%, 07/15/2011 (S)	2,475,000	2,551,188
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,810,000	1,845,588
8.000%, 12/15/2016	2,400,000	2,454,218
HRPT Properties Trust
6.250%, 06/15/2017	1,200,000	1,221,220
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	2,575,000	2,362,563
Lehman Brothers Holdings, Inc.
7.875%, 08/15/2010 (H)	3,400,000	671,500
National Retail Properties, Inc.
5.125%, 06/15/2028	250,000	260,938
6.875%, 10/15/2017	600,000	656,135
Nuveen Investments, Inc.
5.500%, 09/15/2015	2,875,000	2,070,000
10.500%, 11/15/2015	2,120,000	1,844,400
Realty Income Corp.
6.750%, 08/15/2019	601,000	663,275
USI Holdings Corp.
9.750%, 05/15/2015 (S)	1,450,000	1,330,375

		28,707,370
Industrial - 3.94%
Crown Americas LLC
7.625%, 05/15/2017 (S)	500,000	517,500
General Maritime Corp.
12.000%, 11/15/2017 (S)	2,175,000	2,218,500
Graham Packaging Company LP
9.875%, 10/15/2014	900,000	920,250
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	2,600,000	2,470,000
L-3 Communications Corp.
5.875%, 01/15/2015	600,000	592,500
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	$1,515,000	$1,302,900
RailAmerica, Inc.
9.250%, 07/01/2017	1,464,000	1,533,540
Trailer Bridge, Inc.
9.250%, 11/15/2011	1,750,000	1,750,000

		11,305,190
Technology - 4.33%
First Data Corp.
9.875%, 09/24/2015	2,125,000	1,615,000
First Data Corp., PIK
10.550%, 09/24/2015	5,236,634	3,835,834
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	848,750
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,360,000	1,278,400
10.250%, 08/15/2015	4,715,000	4,868,238

		12,446,222
Utilities - 4.47%
Calpine Corp.
7.250%, 10/15/2017 (S)	3,369,000	3,234,240
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	3,460,000	3,537,850
NRG Energy, Inc.
7.250%, 02/01/2014	450,000	456,188
7.375%, 02/01/2016 to 01/15/2017	5,659,000	5,615,705

		12,843,983

TOTAL CORPORATE BONDS (Cost $183,517,211)		$203,770,369

COMMON STOCKS - 1.05%
Consumer Discretionary - 0.42%
Hotels, Restaurants & Leisure
Tropicana Entertainment LLC (I)	7,500	105,000
Media
Dex One Corp. (I)	57,522	1,092,918

		1,197,918
Financials - 0.63%
Commercial Banks
CIT Group, Inc. (I)(L)	53,682	1,817,673

TOTAL COMMON STOCKS (Cost $3,871,978)		$3,015,591

PREFERRED STOCKS - 0.07%
Consumer Discretionary - 0.07%
Tropicana Las Vegas Resort &
Casino LLC (N)	840	84,000
Tropicana Las Vegas Resort & Casino
LLC 12.500%	1,270	127,000

		211,000

TOTAL PREFERRED STOCKS (Cost $211,000)		$211,000

TERM LOANS (M)- 21.17%
Basic Materials - 0.97%
Georgia-Pacific Corp.
2.537%, 12/21/2012	1,371,856	1,324,527
2.537%, 12/20/2012	1,526,247	1,473,591

		2,798,118

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Communications - 3.16%
Barrington Broadcasting Company LLC
4.677%, 08/12/2013	$1,442,533	$1,313,907
CCO Holdings LLC
3.038%, 09/06/2014	750,000	665,625
Emdeon Business Services LLC
2.430%, 11/16/2013	453,286	434,399
5.431%, 05/16/2014	250,000	242,031
Gray Television, Inc.
3.804%, 12/31/2014	1,005,956	938,054
Intelsat Subsidiary Holding Company SA
2.792%, 07/03/2013	2,053,579	1,931,391
Level 3 Financing, Inc.
2.548%, 03/13/2014	1,250,000	1,106,250
MetroPCS Wireless, Inc.
2.625%, 11/04/2013	984,694	940,194
Nielsen Finance LLC
2.350%, 08/09/2013	1,612,830	1,514,044

		9,085,895
Consumer, Cyclical - 7.48%
Allison Transmission, Inc.
3.099%, 08/07/2014	1,178,260	1,071,849
CCM Merger, Inc.
8.500%, 07/13/2012	1,000,000	978,750
Federal Mogul Corp.
2.288%, 12/29/2014	1,232,043	1,071,878
2.288%, 12/28/2015	1,467,561	1,276,778
Ford Motor Company
3.331%, 12/16/2013	4,025,041	3,798,632
Greektown Holdings LLC
- 09/30/2010 (U)	352,381	355,905
Greektown Holdings LLC
14.500%, 09/30/2010	3,375,940	3,409,699
Greektown Holdings LLC, PIK
7.000%, 12/03/2012	1,793,884	1,811,823
7.000%, 12/03/2012	850,172	858,674
Greenwood Racing, Inc.
2.610%, 11/28/2011	2,413,697	2,335,252
Penn National Gaming, Inc.
2.097%, 10/03/2012	2,762,608	2,655,988
PEP Boys-Manny Moe & Jack
2.540%, 10/02/2013	234,681	222,947
Regal Cinemas Corp.
- 10/28/2013 (T)	186,623	182,268
The Goodyear Tire & Rubber Company
2.240%, 04/30/2014	700,000	643,854
Tire Rack Holdings, Inc.
2.100%, 06/24/2012	853,822	826,073

		21,500,370
Consumer, Non-cyclical - 2.57%
Aga Medical Corp.
2.450%, 04/26/2013	1,200,000	1,086,000
Coinmach Corp.
3.470%, 11/20/2014	979,950	842,144
Community Health Systems, Inc.
2.788%, 07/25/2014	1,240,718	1,156,969
2.788%, 07/25/2014	63,536	59,247
Dole Food Company, Inc.
8.015%, 08/30/2010	254,481	253,615
Education Management LLC
2.313%, 06/03/2013	1,084,387	997,298
HCA, Inc.
2.033%, 11/16/2012	1,865,628	1,761,465
Health Management Associates, Inc.
2.283%, 02/28/2014	$1,298,042	$1,205,737
Healthsouth Corp.
2.790%, 03/11/2013	3,835	3,689

		7,366,164
Energy - 0.21%
Covanta Energy Corp.
1.875%, 02/10/2014	435,523	402,859
1.934%, 02/10/2014	221,043	204,465

		607,324
Financial - 3.17%
Amwins Group, Inc.
6.040%, 06/08/2013	1,000,000	830,000
Capital Automotive Real Estate
Investment Trust
2.860%, 12/14/2012	3,428,008	3,171,764
HMSC Corp.
2.588%, 04/03/2014	386,456	293,707
5.838%, 10/03/2014	1,300,000	845,000
Local TV Finance LLC
2.350%, 05/07/2013	1,874,813	1,640,462
LPL Holdings, Inc.
2.221%, 06/28/2013	1,593,692	1,514,007
NSG Holdings LLC
2.037%, 06/15/2014	112,342	107,287
2.037%, 06/15/2014	24,169	23,081
Nuveen Investments, Inc.
3.431%, 11/13/2014	819,634	686,700

		9,112,008
Industrial - 0.93%
Alliance Laundry Systems, Inc.
2.933%, 01/27/2012	438,286	426,233
Graham Packaging Company, Inc.
2.695%, 10/07/2011	1,148,108	1,134,236
Rexnord Holdings, Inc.
7.538%, 03/02/2013	1,683,980	1,094,587

		2,655,056
Technology - 0.63%
First Data Corp.
3.097%, 09/24/2014	443,641	418,686
3.097%, 09/24/2014	235,668	198,403
Vertafore, Inc.
6.247%, 01/31/2013	1,250,000	1,187,500

		1,804,589
Utilities - 2.05%
Texas Competitive Electric Holdings
Company LLC
3.851%, 10/10/2014	7,506,055	5,527,504
3.851%, 10/10/2014	497,500	362,820

		5,890,324

TOTAL TERM LOANS (Cost $57,531,024)		$60,819,848

ASSET BACKED SECURITIES - 0.40%
DB Master Finance LLC, Series 2006-1,
Class -M1
8.285%, 06/20/2031 (S)	1,250,000	1,144,375

TOTAL ASSET BACKED SECURITIES (Cost $1,249,978)		$1,144,375

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.00%
Telecommunication Services - 0.00%
Muzak Holdings LLC (Expiration Date:
01/01/2011, Strike Price: $25.00) (I)	$8,366	$0

TOTAL WARRANTS (Cost $680,016)		$0

SHORT-TERM INVESTMENTS - 4.33%
Short-Term Securities - 1.44%
State Street Institutional Liquid Reserves
Fund, 0.1563%	$4,124,748	4,124,748
Repurchase Agreement - 2.29%
Repurchase Agreement with State Street
Corp., dated 06/30/2010 at 0.010% to be
repurchased at $6,581,969 on 07/01/2010,
collateralized by $6,390,000 U.S. Treasury
Notes, 3.125% due 04/30/2017 (valued at
$6,719,635, including interest)	6,581,967	6,581,967
Securities Lending Collateral - 0.60%
John Hancock Collateral Investment
Trust, 0.2957% (W)(Y)	172,343	1,724,982

TOTAL SHORT-TERM INVESTMENTS (Cost $12,431,714)		$12,431,697

Total Investments (U.S. High Yield Bond Trust)
(Cost $259,492,921) - 97.95%		$281,392,880
Other assets and liabilities, net - 2.05%		5,898,271

TOTAL NET ASSETS - 100.00%		$287,291,151

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
PHP	- Philippine Peso
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
BKNT	- Bank Note
EURIBOR	- Euro Interbank Offered Rate
EMTN	- Euro Medium Term Note
FHLMC	- Federal Home Loan Mortgage Corporation
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
TBA	- To Be Announced

(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and /or futures contracts.
(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(I)	Non-income producing security.
(J)	Defaulted security beyond maturity date.
(K)	Underlying issuer is shown parenthetically.
(L)	All or a portion of the security is on loan as of June 30, 2010.
(M)

Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled. Unsettled term loan rates are determined at time of settlement as noted in the descriptions below.

(N)	Variable rate preferred stock.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date.
(S)

The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(U)	All or a portion of this position represents unfunded loan commitment.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(X)	These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.69%
Consumer Discretionary - 9.88%
Auto Components - 0.22%
Johnson Controls, Inc.	365,543	$9,822,133
The Goodyear Tire & Rubber Company (I)	132,001	1,312,090

		11,134,223
Automobiles - 0.42%
Ford Motor Company (I)(L)	1,851,111	18,659,199
Harley-Davidson, Inc.	127,944	2,844,195

		21,503,394
Distributors - 0.07%
Genuine Parts Company	86,282	3,403,825
Diversified Consumer Services - 0.14%
Apollo Group, Inc., Class A (I)(L)	68,377	2,903,971
DeVry, Inc.	33,678	1,767,758
H&R Block, Inc.	178,891	2,806,800

		7,478,529
Hotels, Restaurants & Leisure - 1.62%
Carnival Corp.	235,239	7,113,627
Darden Restaurants, Inc. (L)	76,399	2,968,101
International Game Technology	161,985	2,543,165
Marriott International, Inc., Class A (L)	139,407	4,173,846
McDonald’s Corp.	584,578	38,506,153
Starbucks Corp.	404,885	9,838,706
Starwood Hotels & Resorts Worldwide, Inc. (L)	102,969	4,266,006
Wyndham Worldwide Corp.	97,795	1,969,591
Wynn Resorts, Ltd. (L)	37,523	2,861,879
Yum! Brands, Inc.	254,003	9,916,277

		84,157,351
Household Durables - 0.39%
D.R. Horton, Inc. (L)	150,431	1,478,737
Fortune Brands, Inc.	82,775	3,243,125
Harman International Industries, Inc. (I)	37,782	1,129,304
Leggett & Platt, Inc.	80,461	1,614,048
Lennar Corp., Class A (L)	88,427	1,230,020
Newell Rubbermaid, Inc. (L)	151,176	2,213,217
Pulte Group, Inc. (I)	172,555	1,428,755
Stanley Black & Decker, Inc.	87,156	4,403,121
Whirlpool Corp. (L)	40,818	3,584,637

		20,324,964
Internet & Catalog Retail - 0.52%
Amazon.com, Inc. (I)	186,475	20,374,259
Expedia, Inc.	112,661	2,115,774
priceline.com, Inc. (I)(L)	25,780	4,551,201

		27,041,234
Leisure Equipment & Products - 0.15%
Eastman Kodak Company (I)(L)	145,986	633,579
Hasbro, Inc.	71,135	2,923,649
Mattel, Inc.	198,191	4,193,722

		7,750,950
Media - 3.06%
CBS Corp., Class B	369,478	4,777,351
Comcast Corp., Class A	1,533,255	26,632,639
DIRECTV, Class A (I)	493,844	16,751,188
Discovery Communications, Inc., Series A (I)(L)	154,491	5,516,874
Gannett Company, Inc.	129,416	1,741,939
Meredith Corp. (L)	19,983	622,071
News Corp., Class A	1,224,687	14,647,257
Omnicom Group, Inc.	166,793	5,721,000
Scripps Networks Interactive, Inc., Class A	48,794	$1,968,350
The Interpublic Group of Companies, Inc. (I)	265,887	1,895,774
The McGraw-Hill Companies, Inc.	171,440	4,824,322
The New York Times Company, Class A (I)	63,285	547,415
The Walt Disney Company	1,064,267	33,524,411
The Washington Post Company, Class B	3,299	1,354,174
Time Warner Cable, Inc.	192,362	10,018,213
Time Warner, Inc.	619,310	17,904,252
Viacom, Inc., Class B	330,045	10,353,512

		158,800,742
Multiline Retail - 0.83%
Big Lots, Inc. (I)	43,692	1,402,076
Family Dollar Stores, Inc.	73,399	2,766,408
J.C. Penney Company, Inc.	128,364	2,757,259
Kohl’s Corp. (I)	167,324	7,947,890
Macy’s, Inc.	229,369	4,105,705
Nordstrom, Inc. (L)	90,480	2,912,551
Sears Holdings Corp. (I)(L)	26,199	1,693,765
Target Corp.	400,195	19,677,588

		43,263,242
Specialty Retail - 1.96%
Abercrombie & Fitch Company, Class A (L)	47,931	1,471,002
AutoNation, Inc. (I)(L)	48,444	944,658
AutoZone, Inc. (I)	15,899	3,072,005
Bed Bath & Beyond, Inc. (I)	143,055	5,304,479
Best Buy Company, Inc.	187,992	6,365,409
CarMax, Inc. (I)	111,738	2,223,586
GameStop Corp., Class A (I)(L)	83,045	1,560,416
Home Depot, Inc.	913,091	25,630,464
Limited Brands, Inc.	146,665	3,236,897
Lowe’s Companies, Inc.	776,619	15,858,560
O’Reilly Automotive, Inc. (I)(L)	75,059	3,569,806
Office Depot, Inc. (I)	149,696	604,772
RadioShack Corp.	68,130	1,329,216
Ross Stores, Inc.	66,581	3,548,101
Staples, Inc. (L)	396,633	7,555,859
The Gap, Inc.	243,931	4,746,897
Tiffany & Company (L)	69,092	2,619,278
TJX Companies, Inc.	221,692	9,299,979
Urban Outfitters, Inc. (I)	70,775	2,433,952

		101,375,336
Textiles, Apparel & Luxury Goods - 0.50%
Coach, Inc.	165,795	6,059,807
NIKE, Inc., Class B	211,144	14,262,777
Polo Ralph Lauren Corp. (L)	30,949	2,258,039
VF Corp.	47,864	3,406,960

		25,987,583

		512,221,373
Consumer Staples - 11.27%
Beverages - 2.59%
Brown Forman Corp. (L)	59,059	3,379,947
Coca-Cola Enterprises, Inc.	176,750	4,570,755
Constellation Brands, Inc., Class A (I)	104,227	1,628,026
Dr. Pepper Snapple Group, Inc.	133,509	4,991,902
Molson Coors Brewing Company	85,734	3,631,692
PepsiCo, Inc.	876,341	53,412,984
The Coca-Cola Company	1,253,635	62,832,186

		134,447,492
Food & Staples Retailing - 2.47%
Costco Wholesale Corp.	239,622	13,138,474
CVS Caremark Corp.	739,506	21,682,316

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Safeway, Inc.	211,160	$4,151,406
SUPERVALU, Inc. (L)	115,318	1,250,047
Sysco Corp.	321,460	9,184,112
The Kroger Company	351,154	6,914,222
Wal-Mart Stores, Inc.	1,128,847	54,263,675
Walgreen Company	531,671	14,195,616
Whole Foods Market, Inc. (I)(L)	93,166	3,355,839

		128,135,707
Food Products - 1.91%
Archer-Daniels-Midland Company	349,433	9,022,360
Campbell Soup Company	101,690	3,643,553
ConAgra Foods, Inc.	242,107	5,645,935
Dean Foods Company (I)(L)	98,635	993,254
General Mills, Inc.	360,570	12,807,446
H.J. Heinz Company	171,834	7,426,665
Hormel Foods Corp.	37,670	1,524,882
Kellogg Company	138,585	6,970,826
Kraft Foods, Inc., Class A	947,395	26,527,060
McCormick & Company, Inc.	71,988	2,732,664
Mead Johnson Nutrition Company	111,136	5,570,136
Sara Lee Corp.	359,327	5,066,511
The Hershey Company (L)	90,138	4,320,314
The J.M. Smucker Company	64,735	3,898,342
Tyson Foods, Inc., Class A	165,921	2,719,445

		98,869,393
Household Products - 2.57%
Clorox Company	76,536	4,757,478
Colgate-Palmolive Company	266,508	20,990,170
Kimberly-Clark Corp.	224,946	13,638,476
The Procter & Gamble Company	1,564,923	93,864,082

		133,250,206
Personal Products - 0.19%
Avon Products, Inc.	232,787	6,168,856
Estee Lauder Companies, Inc., Class A (L)	65,022	3,623,676

		9,792,532
Tobacco - 1.54%
Altria Group, Inc.	1,131,631	22,677,885
Lorillard, Inc.	83,061	5,978,731
Philip Morris International, Inc.	1,006,303	46,128,930
Reynolds American, Inc.	91,854	4,787,430

		79,572,976

		584,068,306
Energy - 10.65%
Electric Utilities - 0.21%
Nextera Energy, Inc.	225,336	10,987,383
Energy Equipment & Services - 1.67%
Baker Hughes, Inc. (L)	233,138	9,691,547
Cameron International Corp. (I)	132,698	4,315,339
Diamond Offshore Drilling, Inc. (L)	37,772	2,349,041
FMC Technologies, Inc. (I)	66,071	3,479,299
Halliburton Company	491,913	12,076,464
Helmerich & Payne, Inc. (L)	57,453	2,098,184
Nabors Industries, Ltd. (I)	154,979	2,730,730
National Oilwell Varco, Inc.	227,693	7,529,808
Rowan Companies, Inc. (I)(L)	62,178	1,364,185
Schlumberger, Ltd.	648,163	35,869,340
Smith International, Inc.	135,044	5,084,407

		86,588,344
Oil, Gas & Consumable Fuels - 8.77%
Anadarko Petroleum Corp.	268,843	9,702,544
Apache Corp.	183,268	$15,429,333
Cabot Oil & Gas Corp. (L)	56,465	1,768,484
Chesapeake Energy Corp.	353,700	7,410,015
Chevron Corp.	1,091,482	74,067,969
ConocoPhillips	808,739	39,700,998
CONSOL Energy, Inc.	122,647	4,140,563
Denbury Resources, Inc. (I)	216,952	3,176,177
Devon Energy Corp.	242,841	14,793,874
El Paso Corp.	382,387	4,248,320
EOG Resources, Inc.	137,563	13,532,072
Exxon Mobil Corp.	2,776,959	158,481,050
Hess Corp.	158,792	7,993,589
Marathon Oil Corp.	385,539	11,986,408
Massey Energy Company	55,947	1,530,150
Murphy Oil Corp.	104,050	5,155,678
Noble Energy, Inc.	94,891	5,724,774
Occidental Petroleum Corp.	441,328	34,048,455
Peabody Energy Corp.	146,058	5,715,250
Pioneer Natural Resources Company (L)	62,995	3,745,053
Range Resources Corp.	86,631	3,478,235
Southwestern Energy Company (I)	188,124	7,269,111
Spectra Energy Corp.	352,091	7,066,466
Sunoco, Inc.	65,511	2,277,817
Tesoro Corp. (L)	76,742	895,579
The Williams Companies, Inc.	317,483	5,803,589
Valero Energy Corp.	307,282	5,524,930

		454,666,483

		552,242,210
Financials - 15.94%
Capital Markets - 2.35%
Ameriprise Financial, Inc.	138,975	5,021,167
E*TRADE Financial Corp. (I)	107,610	1,271,950
Federated Investors, Inc., Class B (L)	48,221	998,657
Franklin Resources, Inc.	80,277	6,919,075
Invesco, Ltd.	253,857	4,272,413
Janus Capital Group, Inc.	99,823	886,428
Legg Mason, Inc. (L)	89,479	2,508,096
Morgan Stanley	759,565	17,629,504
Northern Trust Corp.	131,418	6,137,221
State Street Corp.	272,627	9,220,245
T. Rowe Price Group, Inc.	141,039	6,260,721
The Bank of New York Mellon Corp.	659,100	16,273,179
The Charles Schwab Corp.	531,796	7,540,867
The Goldman Sachs Group, Inc.	279,733	36,720,551

		121,660,074
Commercial Banks - 3.01%
BB&T Corp.	376,085	9,894,796
Comerica, Inc.	95,817	3,528,940
Fifth Third Bancorp	431,895	5,307,990
First Horizon National Corp. (I)	124,216	1,422,275
Huntington Bancshares, Inc.	389,383	2,157,182
KeyCorp	477,728	3,673,728
M&T Bank Corp. (L)	45,212	3,840,759
Marshall & Ilsley Corp.	286,502	2,057,084
PNC Financial Services Group, Inc.	285,854	16,150,751
Regions Financial Corp.	647,989	4,263,768
SunTrust Banks, Inc.	271,636	6,329,119
U.S. Bancorp	1,041,629	23,280,408
Wells Fargo & Company	2,831,167	72,477,875
Zions Bancorporation	87,085	1,878,423

		156,263,098

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 0.83%
American Express Company	652,754	$25,914,334
Capital One Financial Corp.	248,082	9,997,705
Discover Financial Services	295,511	4,131,244
SLM Corp. (I)	263,959	2,742,534

		42,785,817
Diversified Financial Services - 4.39%
Bank of America Corp.	5,451,836	78,342,883
Citigroup, Inc. (I)	12,283,023	46,184,166
CME Group, Inc.	35,695	10,049,927
IntercontinentalExchange, Inc. (I)	40,182	4,541,771
JPMorgan Chase & Company	2,161,999	79,150,783
Leucadia National Corp. (I)	103,128	2,012,027
Moody’s Corp. (L)	106,889	2,129,229
NYSE Euronext	141,824	3,918,597
The NASDAQ OMX Group, Inc. (I)	79,222	1,408,567

		227,737,950
Insurance - 3.89%
Aflac, Inc.	255,157	10,887,549
American International Group, Inc. (I)(L)	73,397	2,527,793
Aon Corp.	146,397	5,434,257
Assurant, Inc.	60,766	2,108,580
Berkshire Hathaway, Inc., Class B (I)(L)	899,522	71,682,908
Chubb Corp.	177,567	8,880,126
Cincinnati Financial Corp. (L)	88,542	2,290,582
Genworth Financial, Inc., Class A (I)	265,766	3,473,562
Hartford Financial Services Group, Inc.	241,324	5,340,500
Lincoln National Corp.	164,369	3,992,523
Loews Corp.	191,030	6,363,209
Marsh & McLennan Companies, Inc.	294,103	6,632,023
MetLife, Inc.	445,663	16,828,235
Principal Financial Group, Inc.	173,733	4,072,302
Prudential Financial, Inc.	253,222	13,587,893
The Allstate Corp.	292,291	8,397,520
The Progressive Corp.	364,310	6,819,883
The Travelers Companies, Inc.	269,166	13,256,426
Torchmark Corp.	44,840	2,220,028
Unum Group	180,861	3,924,684
XL Group PLC	185,885	2,976,019

		201,696,602
Real Estate Investment Trusts - 1.32%
Apartment Investment & Management
Company, Class A (L)	63,484	1,229,685
AvalonBay Communities, Inc. (L)	45,093	4,210,333
Boston Properties, Inc. (L)	75,542	5,389,166
Equity Residential	153,748	6,402,067
HCP, Inc. (L)	159,734	5,151,422
Health Care, Inc.	67,438	2,840,489
Host Hotels & Resorts, Inc.	357,662	4,821,284
Kimco Realty Corp.	220,412	2,962,337
Plum Creek Timber Company, Inc. (L)	88,546	3,057,493
ProLogis	258,969	2,623,356
Public Storage	73,831	6,490,483
Simon Property Group, Inc.	159,041	12,842,561
Ventas, Inc. (L)	85,238	4,001,924
Vornado Realty Trust	86,001	6,273,773

		68,296,373
Real Estate Management & Development - 0.04%
CB Richard Ellis Group, Inc., Class A (I)(L)	146,877	1,998,996
Thrifts & Mortgage Finance - 0.11%
Hudson City Bancorp, Inc.	257,530	3,152,167
People’s United Financial, Inc.	203,639	$2,749,127

		5,901,294

		826,340,204
Health Care - 11.81%
Biotechnology - 1.41%
Amgen, Inc. (I)	520,538	27,380,299
Biogen Idec, Inc. (I)(L)	145,083	6,884,188
Celgene Corp. (I)	250,434	12,727,056
Cephalon, Inc. (I)(L)	40,862	2,318,919
Genzyme Corp. (I)(L)	145,015	7,362,412
Gilead Sciences, Inc. (I)	483,576	16,576,985

		73,249,859
Health Care Equipment & Supplies - 1.78%
Baxter International, Inc.	324,106	13,171,668
Becton, Dickinson & Company	126,789	8,573,472
Boston Scientific Corp. (I)	823,972	4,779,038
C.R. Bard, Inc.	51,674	4,006,285
CareFusion Corp. (I)	96,642	2,193,773
DENTSPLY International, Inc.	79,524	2,378,563
Hospira, Inc. (I)	90,143	5,178,715
Intuitive Surgical, Inc. (I)(L)	21,283	6,717,340
Medtronic, Inc.	598,561	21,709,807
St. Jude Medical, Inc. (I)	177,572	6,408,573
Stryker Corp.	153,050	7,661,683
Varian Medical Systems, Inc. (I)(L)	67,130	3,509,556
Zimmer Holdings, Inc. (I)	110,205	5,956,580

		92,245,053
Health Care Providers & Services - 2.10%
Aetna, Inc.	230,884	6,090,720
AmerisourceBergen Corp.	153,517	4,874,165
Cardinal Health, Inc.	196,743	6,612,532
CIGNA Corp.	150,342	4,669,623
Coventry Health Care, Inc. (I)	80,390	1,421,295
DaVita, Inc. (I)	56,459	3,525,300
Express Scripts, Inc. (I)	297,834	14,004,155
Humana, Inc. (I)	92,485	4,223,790
Laboratory Corp. of America Holdings (I)	56,513	4,258,255
McKesson Corp.	147,471	9,904,152
Medco Health Solutions, Inc. (I)	248,250	13,673,610
Patterson Companies, Inc.	50,693	1,446,271
Quest Diagnostics, Inc.	82,128	4,087,511
Tenet Healthcare Corp. (I)	236,773	1,027,595
UnitedHealth Group, Inc.	617,665	17,541,686
WellPoint, Inc. (I)	232,132	11,358,219

		108,718,879
Health Care Technology - 0.05%
Cerner Corp. (I)(L)	37,078	2,813,849
Life Sciences Tools & Services - 0.45%
Life Technologies Corp. (I)	99,231	4,688,665
Millipore Corp. (I)(L)	30,446	3,247,066
PerkinElmer, Inc. (L)	64,011	1,323,107
Thermo Fisher Scientific, Inc. (I)	223,016	10,938,935
Waters Corp. (I)	50,506	3,267,738

		23,465,511
Pharmaceuticals - 6.02%
Abbott Laboratories	838,759	39,237,146
Allergan, Inc.	167,103	9,735,421
Bristol-Myers Squibb Company	934,448	23,305,133
Eli Lilly & Company	551,406	18,472,101
Forest Laboratories, Inc. (I)	164,320	4,507,298

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	1,498,714	$88,514,049
King Pharmaceuticals, Inc. (I)	135,647	1,029,561
Merck & Company, Inc.	1,694,433	59,254,322
Mylan, Inc. (I)(L)	167,831	2,859,840
Pfizer, Inc.	4,383,070	62,502,578
Watson Pharmaceuticals, Inc. (I)	58,215	2,361,783

		311,779,232

		612,272,383
Industrials - 10.08%
Aerospace & Defense - 2.79%
General Dynamics Corp.	209,602	12,274,293
Goodrich Corp.	68,022	4,506,458
Honeywell International, Inc.	416,334	16,249,516
ITT Corp.	99,712	4,479,063
L-3 Communications Holdings, Inc.	62,895	4,455,482
Lockheed Martin Corp.	169,342	12,615,979
Northrop Grumman Corp.	163,671	8,910,249
Precision Castparts Corp.	77,270	7,952,628
Raytheon Company	207,067	10,019,972
Rockwell Collins, Inc.	85,527	4,544,050
The Boeing Company	412,455	25,881,551
United Technologies Corp.	507,029	32,911,252

		144,800,493
Air Freight & Logistics - 1.00%
C.H. Robinson Worldwide, Inc. (L)	90,139	5,017,137
Expeditors International of Washington, Inc.	115,681	3,992,151
FedEx Corp.	170,185	11,931,670
United Parcel Service, Inc., Class B	538,215	30,619,051

		51,560,009
Airlines - 0.09%
Southwest Airlines Company	404,549	4,494,539
Building Products - 0.04%
Masco Corp.	194,908	2,097,210
Commercial Services & Supplies - 0.52%
Avery Dennison Corp.	60,011	1,928,153
Cintas Corp.	71,436	1,712,321
Iron Mountain, Inc.	98,321	2,208,290
Pitney Bowes, Inc. (L)	112,754	2,476,078
R.R. Donnelley & Sons Company	112,091	1,834,930
Republic Services, Inc.	176,373	5,243,569
Stericycle, Inc. (I)(L)	45,992	3,016,155
Waste Management, Inc.	262,446	8,211,935

		26,631,431
Construction & Engineering - 0.17%
Fluor Corp.	97,123	4,127,728
Jacobs Engineering Group, Inc. (I)	67,936	2,475,588
Quanta Services, Inc. (I)(L)	114,620	2,366,903

		8,970,219
Electrical Equipment - 0.47%
Emerson Electric Company	409,263	17,880,700
Rockwell Automation, Inc.	77,483	3,803,640
Roper Industries, Inc. (L)	51,018	2,854,967

		24,539,307
Industrial Conglomerates - 2.25%
3M Company	387,476	30,606,729
General Electric Company	5,801,539	83,658,192
Textron, Inc. (L)	148,514	2,520,283

		116,785,204
Machinery - 1.71%
Caterpillar, Inc.	341,112	$20,490,598
Cummins, Inc.	108,993	7,098,714
Danaher Corp.	285,791	10,608,562
Deere & Company	230,854	12,853,951
Dover Corp.	101,481	4,240,891
Eaton Corp.	91,072	5,959,752
Flowserve Corp.	30,464	2,583,347
Illinois Tool Works, Inc.	210,245	8,678,914
PACCAR, Inc.	198,281	7,905,463
Pall Corp.	63,511	2,182,873
Parker Hannifin Corp.	87,506	4,853,083
Snap-On, Inc.	31,412	1,285,065

		88,741,213
Professional Services - 0.11%
Dun & Bradstreet Corp.	27,378	1,837,611
Equifax, Inc.	68,802	1,930,584
Robert Half International, Inc. (L)	81,520	1,919,796

		5,687,991
Road & Rail - 0.80%
CSX Corp. (L)	211,503	10,496,894
Norfolk Southern Corp.	201,086	10,667,612
Ryder Systems, Inc.	28,791	1,158,262
Union Pacific Corp.	275,026	19,117,057

		41,439,825
Trading Companies & Distributors - 0.13%
Fastenal Company (L)	71,299	3,578,497
WW Grainger, Inc.	33,670	3,348,482

		6,926,979

		522,674,420
Information Technology - 18.32%
Communications Equipment - 2.23%
Cisco Systems, Inc. (I)	3,103,407	66,133,603
Harris Corp.	70,549	2,938,366
JDS Uniphase Corp. (I)(L)	122,015	1,200,628
Juniper Networks, Inc. (I)	285,902	6,524,284
Motorola, Inc. (I)	1,262,888	8,234,030
QUALCOMM, Inc.	891,368	29,272,525
Tellabs, Inc.	209,341	1,337,689

		115,641,125
Computers & Peripherals - 4.48%
Apple, Inc. (I)	494,454	124,370,015
Dell, Inc. (I)	936,345	11,292,321
EMC Corp. (I)	1,117,010	20,441,283
Hewlett-Packard Company	1,268,552	54,902,931
Lexmark International, Inc., Class A (I)(L)	42,658	1,408,994
NetApp, Inc. (I)	187,278	6,987,342
QLogic Corp. (I)(L)	60,604	1,007,238
SanDisk Corp. (I)	124,973	5,257,614
Teradata Corp. (I)	90,692	2,764,292
Western Digital Corp. (I)	124,535	3,755,976

		232,188,006
Electronic Equipment, Instruments & Components - 0.54%
Agilent Technologies, Inc. (I)	189,135	5,377,108
Amphenol Corp., Class A	94,307	3,704,379
Corning, Inc.	848,108	13,696,944
FLIR Systems, Inc. (I)	83,325	2,423,924
Jabil Circuit, Inc.	105,278	1,400,197
Molex, Inc. (L)	73,759	1,345,364

		27,947,916

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 1.67%
Akamai Technologies, Inc. (I)(L)	93,528	$3,794,431
eBay, Inc. (I)	617,872	12,116,470
Google, Inc., Class A (I)	131,528	58,523,384
Monster Worldwide, Inc. (I)(L)	68,531	798,386
VeriSign, Inc. (I)(L)	99,164	2,632,804
Yahoo!, Inc. (I)	639,731	8,847,480

		86,712,955
IT Services - 3.08%
Automatic Data Processing, Inc.	273,307	11,003,340
Cognizant Technology Solutions Corp., Class A (I)	162,705	8,145,012
Computer Sciences Corp.	83,814	3,792,584
Fidelity National Information Services, Inc.	180,086	4,829,907
Fiserv, Inc. (I)	82,929	3,786,538
International Business Machines Corp.	696,818	86,043,087
MasterCard, Inc., Class A	52,600	10,495,278
Paychex, Inc.	174,777	4,538,959
SAIC, Inc. (I)(L)	158,992	2,661,526
The Western Union Company	365,235	5,445,654
Total Systems Services, Inc. (L)	107,251	1,458,614
Visa, Inc., Class A (L)	245,933	17,399,760

		159,600,259
Office Electronics - 0.11%
Xerox Corp.	749,353	6,024,798
Semiconductors & Semiconductor Equipment - 2.53%
Advanced Micro Devices, Inc. (I)(L)	307,364	2,249,904
Altera Corp.	163,921	4,066,880
Analog Devices, Inc.	161,909	4,510,785
Applied Materials, Inc.	729,910	8,773,518
Broadcom Corp., Class A	234,681	7,737,433
First Solar, Inc. (I)(L)	26,418	3,007,161
Intel Corp.	3,023,434	58,805,791
KLA-Tencor Corp.	92,372	2,575,331
Linear Technology Corp. (L)	121,794	3,387,091
LSI Corp. (I)	355,290	1,634,334
MEMC Electronic Materials, Inc. (I)(L)	123,579	1,220,961
Microchip Technology, Inc. (L)	100,814	2,796,580
Micron Technology, Inc. (I)(L)	464,220	3,941,228
National Semiconductor Corp.	129,363	1,741,226
Novellus Systems, Inc. (I)	52,193	1,323,614
NVIDIA Corp. (I)	310,938	3,174,677
Teradyne, Inc. (I)(L)	97,941	954,925
Texas Instruments, Inc.	664,151	15,461,435
Xilinx, Inc. (L)	148,811	3,758,966

		131,121,840
Software - 3.68%
Adobe Systems, Inc. (I)	286,058	7,560,513
Autodesk, Inc. (I)	124,689	3,037,424
BMC Software, Inc. (I)	98,638	3,415,834
CA, Inc.	212,212	3,904,701
Citrix Systems, Inc. (I)	100,935	4,262,485
Compuware Corp. (I)	122,264	975,667
Electronic Arts, Inc. (I)	178,138	2,565,187
Intuit, Inc. (I)	170,691	5,934,926
McAfee, Inc. (I)	84,779	2,604,411
Microsoft Corp.	4,143,114	95,333,053
Novell, Inc. (I)	190,095	1,079,740
Oracle Corp.	2,127,330	45,652,502
Red Hat, Inc. (I)	102,507	2,966,553
Salesforce.com, Inc. (I)(L)	61,487	5,276,814
Symantec Corp. (I)	434,116	$6,025,530

		190,595,340

		949,832,239
Materials - 3.36%
Chemicals - 1.84%
Air Products & Chemicals, Inc.	115,389	7,478,361
Airgas, Inc.	45,358	2,821,268
CF Industries Holdings, Inc.	38,609	2,449,741
E.I. Du Pont de Nemours & Company	492,331	17,029,729
Eastman Chemical Company	39,335	2,098,916
Ecolab, Inc.	126,812	5,695,127
FMC Corp.	39,503	2,268,657
International Flavors & Fragrances, Inc.	43,213	1,833,095
Monsanto Company	296,452	13,702,011
PPG Industries, Inc.	90,380	5,459,856
Praxair, Inc.	166,250	12,633,338
Sigma-Aldrich Corp.	65,960	3,286,787
The Dow Chemical Company	627,566	14,885,866
The Sherwin-Williams Company	50,089	3,465,658

		95,108,410
Construction Materials - 0.06%
Vulcan Materials Company (L)	69,391	3,041,408
Containers & Packaging - 0.20%
Ball Corp.	50,171	2,650,534
Bemis Company, Inc.	59,266	1,600,182
Owens-Illinois, Inc. (I)	89,640	2,370,978
Pactiv Corp. (I)	72,212	2,011,104
Sealed Air Corp.	86,654	1,708,817

		10,341,615
Metals & Mining - 1.04%
AK Steel Holding Corp.	59,714	711,791
Alcoa, Inc.	554,818	5,581,469
Allegheny Technologies, Inc. (L)	53,546	2,366,198
Cliffs Natural Resources, Inc.	73,592	3,470,599
Freeport-McMoRan Copper & Gold, Inc.	256,334	15,157,029
Newmont Mining Corp.	266,973	16,482,913
Nucor Corp. (L)	171,234	6,554,838
Titanium Metals Corp. (I)(L)	45,909	807,539
United States Steel Corp. (L)	77,911	3,003,469

		54,135,845
Paper & Forest Products - 0.22%
International Paper Company	237,246	5,368,877
MeadWestvaco Corp.	92,833	2,060,893
Weyerhaeuser Company	114,988	4,047,578

		11,477,348

		174,104,626
Telecommunication Services - 2.94%
Diversified Telecommunication Services - 2.59%
AT&T, Inc.	3,210,911	77,671,937
CenturyTel, Inc. (L)	163,239	5,437,491
Frontier Communications Corp. (L)	169,641	1,206,148
Qwest Communications International, Inc. (L)	811,367	4,259,677
Verizon Communications, Inc.	1,536,018	43,039,224
Windstream Corp. (L)	262,488	2,771,873

		134,386,350
Wireless Telecommunication Services - 0.35%
American Tower Corp., Class A (I)	219,224	9,755,468
MetroPCS Communications, Inc. (I)(L)	142,034	1,163,258

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)	1,619,869	$6,868,245

		17,786,971

		152,173,321
Utilities - 3.44%
Electric Utilities - 1.67%
Allegheny Energy, Inc.	92,156	1,905,786
American Electric Power Company, Inc.	260,218	8,405,041
Duke Energy Corp.	713,543	11,416,688
Edison International	177,049	5,615,994
Entergy Corp.	102,867	7,367,335
Exelon Corp.	358,951	13,629,369
FirstEnergy Corp. (L)	165,641	5,835,532
Northeast Utilities	95,639	2,436,882
Pepco Holdings, Inc.	121,263	1,901,404
Pinnacle West Capital Corp.	58,931	2,142,731
PPL Corp.	205,717	5,132,639
Progress Energy, Inc.	156,045	6,120,085
Southern Company	448,048	14,911,037

		86,820,523
Gas Utilities - 0.21%
EQT Corp.	78,178	2,825,353
Nicor, Inc.	24,591	995,936
Oneok, Inc. (L)	57,756	2,497,947
Questar Corp.	95,146	4,328,192

		10,647,428
Independent Power Producers & Energy Traders - 0.19%
Constellation Energy Group, Inc.	109,600	3,534,600
NRG Energy, Inc. (I)(L)	138,747	2,942,824
The AES Corp. (I)	363,058	3,354,656

		9,832,080
Multi-Utilities - 1.37%
Ameren Corp.	129,480	3,077,740
CenterPoint Energy, Inc.	226,259	2,977,568
CMS Energy Corp. (L)	124,929	1,830,210
Consolidated Edison, Inc. (L)	153,223	6,603,911
Dominion Resources, Inc.	323,889	12,547,460
DTE Energy Company	91,512	4,173,862
Integrys Energy Group, Inc. (L)	41,836	1,829,907
NiSource, Inc.	150,728	2,185,556
PG&E Corp.	202,334	8,315,927
Public Service Enterprise Group, Inc.	274,931	8,613,588
SCANA Corp.	61,621	2,203,567
Sempra Energy	134,514	6,293,910
TECO Energy, Inc. (L)	116,222	1,751,466
Wisconsin Energy Corp.	63,526	3,223,309
Xcel Energy, Inc.	249,725	5,146,832

		70,774,813

		178,074,844

TOTAL COMMON STOCKS (Cost $4,906,959,932)		$5,064,003,926

SHORT-TERM INVESTMENTS - 7.90%
Short-Term Securities - 1.87%
Federal Home Loan Mortgage Corp. Discount Notes, 0.020%, 07/14/2010	$6,160,000	6,159,956
Federal Home Loan Bank Discount Notes, 0.070%, 07/20/2010	55,000,000	54,997,968
Federal National Mortgage Association Discount Notes, 0.420%, 12/01/2010	5,798,000	5,787,651
Federal National Mortgage Association Discount Notes, 0.150%, 09/08/2010	$30,000,000	$29,991,375

		96,936,950
Securities Lending Collateral - 6.03%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	31,216,245	312,443,397

TOTAL SHORT-TERM INVESTMENTS (Cost $409,339,188)		$409,380,347

Total Investments (500 Index Trust)
(Cost $5,316,299,120) - 105.59%		$5,473,384,273
Other assets and liabilities, net - (5.59%)		(289,532,177)

TOTAL NET ASSETS - 100.00%		$5,183,852,096

500 Index Trust B

	Shares or Principal Amount	Value

COMMON STOCKS - 97.92%
Consumer Discretionary - 9.90%
Auto Components - 0.21%
Johnson Controls, Inc.	51,324	$1,379,076
The Goodyear Tire & Rubber Company (I)	18,453	183,423

		1,562,499
Automobiles - 0.42%
Ford Motor Company (I)(L)	259,906	2,619,852
Harley-Davidson, Inc. (L)	17,964	399,340

		3,019,192
Distributors - 0.07%
Genuine Parts Company	12,091	476,990
Diversified Consumer Services - 0.14%
Apollo Group, Inc., Class A (I)	9,600	407,712
DeVry, Inc.	4,717	247,595
H&R Block, Inc.	25,119	394,117

		1,049,424
Hotels, Restaurants & Leisure - 1.63%
Carnival Corp.	33,066	999,916
Darden Restaurants, Inc.	10,727	416,744
International Game Technology	22,743	357,065
Marriott International, Inc., Class A (L)	19,573	586,016
McDonald’s Corp.	82,078	5,406,478
Starbucks Corp.	56,848	1,381,406
Starwood Hotels & Resorts
Worldwide, Inc. (L)	14,458	598,995
Wyndham Worldwide Corp.	13,732	276,562
Wynn Resorts, Ltd. (L)	5,260	401,180
Yum! Brands, Inc.	35,663	1,392,284

		11,816,646
Household Durables - 0.39%
D.R. Horton, Inc.	21,073	207,148
Fortune Brands, Inc.	11,622	455,350
Harman International Industries, Inc. (I)	5,290	158,118
Leggett & Platt, Inc.	11,310	226,879
Lennar Corp., Class A (L)	12,396	172,428
Newell Rubbermaid, Inc. (L)	21,164	309,841
Pulte Group, Inc. (I)	24,172	200,144
Stanley Black & Decker, Inc.	12,237	618,213

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Whirlpool Corp.	5,731	$503,296

		2,851,417
Internet & Catalog Retail - 0.52%
Amazon.com, Inc. (I)	26,182	2,860,645
Expedia, Inc.	15,820	297,100
priceline.com, Inc. (I)(L)	3,620	639,075

		3,796,820
Leisure Equipment & Products - 0.15%
Eastman Kodak Company (I)(L)	20,467	88,827
Hasbro, Inc.	9,988	410,507
Mattel, Inc.	27,828	588,840

		1,088,174
Media - 3.07%
CBS Corp., Class B	51,878	670,783
Comcast Corp., Class A	215,276	3,739,344
DIRECTV, Class A (I)	69,337	2,351,911
Discovery Communications, Inc., Series A (I)(L)	21,691	774,586
Gannett Company, Inc.	18,083	243,397
Meredith Corp.	2,797	87,071
News Corp., Class A	171,955	2,056,582
Omnicom Group, Inc.	23,419	803,272
Scripps Networks Interactive, Inc., Class A	6,824	275,280
The Interpublic Group of Companies, Inc. (I)	37,333	266,184
The McGraw-Hill Companies, Inc.	24,051	676,795
The New York Times Company, Class A (I)(L)	8,863	76,665
The Walt Disney Company (L)	149,429	4,707,014
The Washington Post Company, Class B	465	190,873
Time Warner Cable, Inc.	27,009	1,406,629
Time Warner, Inc.	86,955	2,513,869
Viacom, Inc., Class B	46,340	1,453,686

		22,293,941
Multiline Retail - 0.84%
Big Lots, Inc. (I)	6,135	196,872
Family Dollar Stores, Inc.	10,305	388,395
J.C. Penney Company, Inc.	17,979	386,189
Kohl’s Corp. (I)	23,493	1,115,918
Macy’s, Inc.	32,205	576,470
Nordstrom, Inc. (L)	12,704	408,942
Sears Holdings Corp. (I)(L)	3,698	239,076
Target Corp.	56,189	2,762,813

		6,074,675
Specialty Retail - 1.96%
Abercrombie & Fitch Company, Class A (L)	6,703	205,715
AutoNation, Inc. (I)(L)	6,885	134,258
AutoZone, Inc. (I)	2,232	431,267
Bed Bath & Beyond, Inc. (I)	20,086	744,789
Best Buy Company, Inc.	26,395	893,735
CarMax, Inc. (I)	15,679	312,012
GameStop Corp., Class A (I)(L)	11,643	218,772
Home Depot, Inc.	128,203	3,598,658
Limited Brands, Inc.	20,593	454,488
Lowe’s Companies, Inc.	109,041	2,226,617
O’Reilly Automotive, Inc. (I)	10,538	501,187
Office Depot, Inc. (I)	20,931	84,561
RadioShack Corp.	9,541	186,145
Ross Stores, Inc.	9,348	498,155
Staples, Inc.	55,689	1,060,875
The Gap, Inc.	34,250	666,505
Tiffany & Company (L)	9,701	367,765
TJX Companies, Inc.	31,127	1,305,778
Urban Outfitters, Inc. (I)	9,885	$339,945

		14,231,227
Textiles, Apparel & Luxury Goods - 0.50%
Coach, Inc.	23,278	850,811
NIKE, Inc., Class B	29,645	2,002,520
Polo Ralph Lauren Corp. (L)	4,359	318,033
VF Corp.	6,740	479,753

		3,651,117

		71,912,122
Consumer Staples - 11.29%
Beverages - 2.60%
Brown Forman Corp.	8,280	473,864
Coca-Cola Enterprises, Inc.	24,817	641,768
Constellation Brands, Inc., Class A (I)	14,634	228,583
Dr. Pepper Snapple Group, Inc.	18,745	700,876
Molson Coors Brewing Company	12,070	511,285
PepsiCo, Inc.	123,043	7,499,471
The Coca-Cola Company	176,017	8,821,972

		18,877,819
Food & Staples Retailing - 2.48%
Costco Wholesale Corp. (L)	33,644	1,844,701
CVS Caremark Corp.	103,829	3,044,266
Safeway, Inc.	29,621	582,349
SUPERVALU, Inc. (L)	16,152	175,088
Sysco Corp.	45,143	1,289,736
The Kroger Company	49,304	970,796
Wal-Mart Stores, Inc.	158,496	7,618,903
Walgreen Company	74,649	1,993,128
Whole Foods Market, Inc. (I)	13,081	471,178

		17,990,145
Food Products - 1.91%
Archer-Daniels-Midland Company	49,061	1,266,755
Campbell Soup Company	14,278	511,581
ConAgra Foods, Inc.	33,994	792,740
Dean Foods Company (I)(L)	13,812	139,087
General Mills, Inc.	50,626	1,798,236
H.J. Heinz Company	24,092	1,041,256
Hormel Foods Corp.	5,295	214,342
Kellogg Company	19,426	977,128
Kraft Foods, Inc., Class A	133,019	3,724,532
McCormick & Company, Inc.	10,067	382,143
Mead Johnson Nutrition Company	15,580	780,870
Sara Lee Corp.	50,451	711,359
The Hershey Company (L)	12,676	607,561
The J.M. Smucker Company	9,068	546,075
Tyson Foods, Inc., Class A	23,240	380,904

		13,874,569
Household Products - 2.57%
Clorox Company	10,745	667,909
Colgate-Palmolive Company	37,419	2,947,120
Kimberly-Clark Corp.	31,584	1,914,938
The Procter & Gamble Company	219,723	13,178,986

		18,708,953
Personal Products - 0.19%
Avon Products, Inc.	32,685	866,153
Estee Lauder Companies, Inc., Class A	9,129	508,759

		1,374,912
Tobacco - 1.54%
Altria Group, Inc.	158,890	3,184,156

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Lorillard, Inc.	11,662	$839,431
Philip Morris International, Inc.	141,289	6,476,688
Reynolds American, Inc.	12,878	671,201

		11,171,476

		81,997,874
Energy - 10.68%
Electric Utilities - 0.21%
Nextera Energy, Inc.	31,638	1,542,669
Energy Equipment & Services - 1.68%
Baker Hughes, Inc.	32,714	1,359,921
Cameron International Corp. (I)	18,624	605,652
Diamond Offshore Drilling, Inc. (L)	5,295	329,296
FMC Technologies, Inc. (I)(L)	9,294	489,422
Halliburton Company	69,068	1,695,619
Helmerich & Payne, Inc.	8,054	294,132
Nabors Industries, Ltd. (I)	21,688	382,143
National Oilwell Varco, Inc.	31,969	1,057,215
Rowan Companies, Inc. (I)(L)	8,673	190,286
Schlumberger, Ltd.	91,006	5,036,272
Smith International, Inc.	18,925	712,526

		12,152,484
Oil, Gas & Consumable Fuels - 8.79%
Anadarko Petroleum Corp.	37,747	1,362,289
Apache Corp.	25,732	2,166,377
Cabot Oil & Gas Corp. (L)	7,897	247,334
Chesapeake Energy Corp.	49,662	1,040,419
Chevron Corp.	153,250	10,399,545
ConocoPhillips	113,551	5,574,219
CONSOL Energy, Inc.	17,221	581,381
Denbury Resources, Inc. (I)	30,461	445,949
Devon Energy Corp.	34,096	2,077,128
El Paso Corp.	53,692	596,518
EOG Resources, Inc.	19,314	1,899,918
Exxon Mobil Corp.	389,983	22,256,310
Hess Corp.	22,295	1,122,330
Marathon Oil Corp.	54,132	1,682,964
Massey Energy Company	7,856	214,862
Murphy Oil Corp.	14,609	723,876
Noble Energy, Inc.	13,323	803,777
Occidental Petroleum Corp.	61,965	4,780,600
Peabody Energy Corp.	20,475	801,187
Pioneer Natural Resources Company (L)	8,845	525,835
Range Resources Corp. (L)	12,124	486,779
Southwestern Energy Company (I)	26,413	1,020,598
Spectra Energy Corp.	49,438	992,221
Sunoco, Inc.	9,198	319,814
Tesoro Corp. (L)	10,710	124,986
The Williams Companies, Inc.	44,577	814,868
Valero Energy Corp.	43,143	775,711

		63,837,795

		77,532,948
Financials - 15.98%
Capital Markets - 2.35%
Ameriprise Financial, Inc.	19,466	703,307
E*TRADE Financial Corp. (I)	15,109	178,588
Federated Investors, Inc., Class B (L)	6,746	139,710
Franklin Resources, Inc.	11,274	971,706
Invesco, Ltd.	35,644	599,889
Janus Capital Group, Inc.	13,993	124,258
Legg Mason, Inc. (L)	12,563	352,141
Morgan Stanley	106,647	2,475,277
Northern Trust Corp.	18,452	$861,708
State Street Corp.	38,278	1,294,562
T. Rowe Price Group, Inc. (L)	19,803	879,055
The Bank of New York Mellon Corp.	92,542	2,284,862
The Charles Schwab Corp.	74,668	1,058,792
The Goldman Sachs Group, Inc.	39,276	5,155,761

		17,079,616
Commercial Banks - 3.02%
BB&T Corp.	52,804	1,389,273
Comerica, Inc.	13,452	495,437
Fifth Third Bancorp	60,572	744,430
First Horizon National Corp. (I)	17,380	199,004
Huntington Bancshares, Inc.	54,578	302,362
KeyCorp	66,901	514,469
M&T Bank Corp.	6,329	537,649
Marshall & Ilsley Corp.	40,125	288,098
PNC Financial Services Group, Inc.	40,135	2,267,628
Regions Financial Corp.	90,862	597,872
SunTrust Banks, Inc.	38,139	888,639
U.S. Bancorp	146,250	3,268,688
Wells Fargo & Company	397,509	10,176,230
Zions Bancorporation	12,212	263,413

		21,933,192
Consumer Finance - 0.83%
American Express Company	91,650	3,638,505
Capital One Financial Corp.	34,831	1,403,689
Discover Financial Services	41,415	578,982
SLM Corp. (I)	36,943	383,838

		6,005,014
Diversified Financial Services - 4.41%
Bank of America Corp.	765,465	10,999,732
Citigroup, Inc. (I)	1,724,599	6,484,492
CME Group, Inc.	5,012	1,411,129
IntercontinentalExchange, Inc. (I)	5,642	637,715
JPMorgan Chase & Company	303,555	11,113,149
Leucadia National Corp. (I)	14,457	282,056
Moody’s Corp. (L)	14,980	298,402
NYSE Euronext	19,884	549,395
The NASDAQ OMX Group, Inc. (I)	11,122	197,749

		31,973,819
Insurance - 3.90%
Aflac, Inc.	35,825	1,528,653
American International Group, Inc. (I)(L)	10,279	354,009
Aon Corp.	20,555	763,002
Assurant, Inc.	8,532	296,060
Berkshire Hathaway, Inc., Class B (L)(I)	126,297	10,064,608
Chubb Corp.	24,931	1,246,799
Cincinnati Financial Corp. (L)	12,413	321,124
Genworth Financial, Inc., Class A (I)	37,260	486,988
Hartford Financial Services Group, Inc.	33,805	748,105
Lincoln National Corp.	23,028	559,350
Loews Corp.	26,821	893,408
Marsh & McLennan Companies, Inc.	41,294	931,180
MetLife, Inc.	62,574	2,362,794
Principal Financial Group, Inc.	24,339	570,506
Prudential Financial, Inc.	35,554	1,907,828
The Allstate Corp.	41,039	1,179,050
The Progressive Corp.	51,163	957,771
The Travelers Companies, Inc.	37,792	1,861,256
Torchmark Corp.	6,311	312,458
Unum Group	25,322	549,487

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	26,063	$417,269

		28,311,705
Real Estate Investment Trusts - 1.32%
Apartment Investment & Management
Company, Class A	8,924	172,858
AvalonBay Communities, Inc. (L)	6,331	591,125
Boston Properties, Inc.	10,587	755,277
Equity Residential	21,587	898,883
HCP, Inc. (L)	22,387	721,981
Health Care, Inc.	9,469	398,834
Host Hotels & Resorts, Inc.	50,218	676,939
Kimco Realty Corp.	30,897	415,256
Plum Creek Timber Company, Inc. (L)	12,404	428,310
ProLogis	36,361	368,337
Public Storage	10,366	911,275
Simon Property Group, Inc.	22,330	1,803,148
Ventas, Inc. (L)	11,939	560,536
Vornado Realty Trust	12,075	880,871

		9,583,630
Real Estate Management & Development - 0.04%
CB Richard Ellis Group, Inc., Class A (I)(L)	20,595	280,298
Thrifts & Mortgage Finance - 0.11%
Hudson City Bancorp, Inc.	36,100	441,864
People’s United Financial, Inc.	28,592	385,992

		827,856

		115,995,130
Health Care - 11.84%
Biotechnology - 1.42%
Amgen, Inc. (I)	73,086	3,844,324
Biogen Idec, Inc. (I)(L)	20,371	966,604
Celgene Corp. (I)	35,162	1,786,933
Cephalon, Inc. (I)(L)	5,709	323,986
Genzyme Corp. (I)(L)	20,361	1,033,728
Gilead Sciences, Inc. (I)	67,896	2,327,475

		10,283,050
Health Care Equipment & Supplies - 1.78%
Baxter International, Inc.	45,506	1,849,364
Becton, Dickinson & Company	17,802	1,203,771
Boston Scientific Corp. (I)	115,688	670,990
C.R. Bard, Inc.	7,255	562,480
CareFusion Corp. (I)	13,509	306,654
DENTSPLY International, Inc.	11,212	335,351
Hospira, Inc. (I)	12,656	727,087
Intuitive Surgical, Inc. (I)	2,988	943,073
Medtronic, Inc.	84,042	3,048,203
St. Jude Medical, Inc. (I)	24,931	899,760
Stryker Corp.	21,489	1,075,739
Varian Medical Systems, Inc. (I)(L)	9,442	493,628
Zimmer Holdings, Inc. (I)	15,473	836,316

		12,952,416
Health Care Providers & Services - 2.10%
Aetna, Inc.	32,418	855,187
AmerisourceBergen Corp.	21,513	683,038
Cardinal Health, Inc.	27,624	928,443
CIGNA Corp.	21,109	655,646
Coventry Health Care, Inc. (I)	11,277	199,377
DaVita, Inc. (I)	7,927	494,962
Express Scripts, Inc. (I)	41,817	1,966,235
Humana, Inc. (I)	12,969	592,294
Laboratory Corp. of America Holdings (I)	7,935	597,902
McKesson Corp.	20,706	$1,390,615
Medco Health Solutions, Inc. (I)	34,856	1,919,868
Patterson Companies, Inc.	7,108	202,791
Quest Diagnostics, Inc.	11,531	573,898
Tenet Healthcare Corp. (I)	32,991	143,181
UnitedHealth Group, Inc.	86,723	2,462,933
WellPoint, Inc. (I)	32,592	1,594,727

		15,261,097
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	5,206	395,083
Life Sciences Tools & Services - 0.45%
Life Technologies Corp. (I)	13,932	658,287
Millipore Corp. (I)	4,269	455,289
PerkinElmer, Inc.	8,957	185,141
Thermo Fisher Scientific, Inc. (I)	31,312	1,535,854
Waters Corp. (I)	7,091	458,788

		3,293,359
Pharmaceuticals - 6.03%
Abbott Laboratories	117,766	5,509,093
Allergan, Inc.	23,462	1,366,896
Bristol-Myers Squibb Company	131,203	3,272,203
Eli Lilly & Company (L)	77,421	2,593,604
Forest Laboratories, Inc. (I)	23,036	631,877
Johnson & Johnson	210,427	12,427,819
King Pharmaceuticals, Inc. (I)	18,930	143,679
Merck & Company, Inc.	237,907	8,319,608
Mylan, Inc. (I)(L)	23,563	401,514
Pfizer, Inc.	615,407	8,775,704
Watson Pharmaceuticals, Inc. (I)	8,173	331,579

		43,773,576

		85,958,581
Industrials - 10.11%
Aerospace & Defense - 2.80%
General Dynamics Corp.	29,429	1,723,362
Goodrich Corp.	9,536	631,760
Honeywell International, Inc.	58,456	2,281,538
ITT Corp.	14,000	628,880
L-3 Communications Holdings, Inc.	8,806	623,817
Lockheed Martin Corp.	23,776	1,771,312
Northrop Grumman Corp.	22,980	1,251,031
Precision Castparts Corp.	10,849	1,116,579
Raytheon Company	29,073	1,406,842
Rockwell Collins, Inc.	11,978	636,391
The Boeing Company	57,911	3,633,915
United Technologies Corp.	71,189	4,620,878

		20,326,305
Air Freight & Logistics - 1.00%
C.H. Robinson Worldwide, Inc. (L)	12,690	706,325
Expeditors International of Washington, Inc.	16,242	560,511
FedEx Corp.	23,895	1,675,278
United Parcel Service, Inc., Class B	75,569	4,299,120

		7,241,234
Airlines - 0.09%
Southwest Airlines Company	56,798	631,026
Building Products - 0.04%
Masco Corp.	27,334	294,114
Commercial Services & Supplies - 0.52%
Avery Dennison Corp.	8,426	270,727
Cintas Corp.	10,016	240,084
Iron Mountain, Inc. (L)	13,806	310,083

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc.	15,805	$347,078
R.R. Donnelley & Sons Company	15,654	256,256
Republic Services, Inc.	24,762	736,174
Stericycle, Inc. (I)(L)	6,459	423,581
Waste Management, Inc.	36,852	1,153,099

		3,737,082
Construction & Engineering - 0.17%
Fluor Corp.	13,622	578,935
Jacobs Engineering Group, Inc. (I)	9,491	345,852
Quanta Services, Inc. (I)(L)	16,092	332,300

		1,257,087
Electrical Equipment - 0.47%
Emerson Electric Company	57,463	2,510,558
Rockwell Automation, Inc.	10,876	533,903
Roper Industries, Inc. (L)	7,137	399,387

		3,443,848
Industrial Conglomerates - 2.26%
3M Company	54,404	4,297,372
General Electric Company	814,567	11,746,056
Textron, Inc. (L)	20,770	352,467

		16,395,895
Machinery - 1.72%
Caterpillar, Inc.	47,894	2,876,993
Cummins, Inc.	15,303	996,684
Danaher Corp.	40,126	1,489,477
Deere & Company	32,413	1,804,756
Dover Corp.	14,249	595,466
Eaton Corp.	12,787	836,781
Flowserve Corp.	4,277	362,690
Illinois Tool Works, Inc.	29,520	1,218,586
PACCAR, Inc.	27,840	1,109,981
Pall Corp.	8,941	307,302
Parker Hannifin Corp.	12,286	681,382
Snap-On, Inc.	4,401	180,045

		12,460,143
Professional Services - 0.11%
Dun & Bradstreet Corp.	3,844	258,009
Equifax, Inc.	9,627	270,134
Robert Half International, Inc. (L)	11,446	269,553

		797,696
Road & Rail - 0.80%
CSX Corp.	29,715	1,474,755
Norfolk Southern Corp.	28,233	1,497,761
Ryder Systems, Inc.	4,069	163,696
Union Pacific Corp.	38,615	2,684,129

		5,820,341
Trading Companies & Distributors - 0.13%
Fastenal Company (L)	9,997	501,749
WW Grainger, Inc.	4,727	470,100

		971,849

		73,376,620
Information Technology - 18.37%
Communications Equipment - 2.24%
Cisco Systems, Inc. (I)	435,733	9,285,470
Harris Corp.	9,906	412,585
JDS Uniphase Corp. (I)(L)	17,028	167,556
Juniper Networks, Inc. (I)	40,142	916,040
Motorola, Inc. (I)	177,317	1,156,107
QUALCOMM, Inc.	125,153	4,110,025
Tellabs, Inc.	29,283	$187,118

		16,234,901
Computers & Peripherals - 4.49%
Apple, Inc. (I)	69,424	17,462,219
Dell, Inc. (I)	131,467	1,585,492
EMC Corp. (I)	156,833	2,870,044
Hewlett-Packard Company	178,111	7,708,644
Lexmark International, Inc., Class A (I)	5,950	196,529
NetApp, Inc. (I)	26,257	979,649
QLogic Corp. (I)(L)	8,509	141,420
SanDisk Corp. (I)	17,547	738,202
Teradata Corp. (I)	12,701	387,126
Western Digital Corp. (I)	17,485	527,348

		32,596,673
Electronic Equipment, Instruments & Components - 0.54%
Agilent Technologies, Inc. (I)	26,576	755,556
Amphenol Corp., Class A	13,198	518,417
Corning, Inc.	119,079	1,923,126
FLIR Systems, Inc. (I)	11,647	338,811
Jabil Circuit, Inc.	14,711	195,656
Molex, Inc. (L)	10,328	188,383

		3,919,949
Internet Software & Services - 1.68%
Akamai Technologies, Inc. (I)(L)	13,110	531,873
eBay, Inc. (I)	86,753	1,701,226
Google, Inc., Class A (I)	18,467	8,216,892
Monster Worldwide, Inc. (I)(L)	9,569	111,479
VeriSign, Inc. (I)(L)	13,976	371,063
Yahoo!, Inc. (I)	89,823	1,242,252

		12,174,785
IT Services - 3.09%
Automatic Data Processing, Inc.	38,376	1,545,018
Cognizant Technology Solutions Corp., Class A (I)	22,844	1,143,571
Computer Sciences Corp.	11,768	532,502
Fidelity National Information Services, Inc.	25,284	678,117
Fiserv, Inc. (I)(L)	11,604	529,839
International Business Machines Corp.	97,837	12,080,913
MasterCard, Inc., Class A	7,385	1,473,529
Paychex, Inc.	24,505	636,395
SAIC, Inc. (I)(L)	22,323	373,687
The Western Union Company	51,281	764,600
Total Systems Services, Inc. (L)	15,026	204,354
Visa, Inc., Class A (L)	34,530	2,442,998

		22,405,523
Office Electronics - 0.12%
Xerox Corp.	105,214	845,921
Semiconductors & Semiconductor Equipment - 2.53%
Advanced Micro Devices, Inc. (I)(L)	43,013	314,855
Altera Corp. (L)	23,015	571,002
Analog Devices, Inc.	22,680	631,865
Applied Materials, Inc.	102,485	1,231,870
Broadcom Corp., Class A	32,949	1,086,329
First Solar, Inc. (I)(L)	3,701	421,285
Intel Corp.	424,506	8,256,642
KLA-Tencor Corp.	12,970	361,604
Linear Technology Corp. (L)	17,100	475,551
LSI Corp. (I)	50,018	230,083
MEMC Electronic Materials, Inc. (I)(L)	17,322	171,141
Microchip Technology, Inc. (L)	14,156	392,687
Micron Technology, Inc. (I)(L)	65,178	553,361

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
National Semiconductor Corp.	18,118	$243,868
Novellus Systems, Inc. (I)	7,304	185,229
NVIDIA Corp. (I)	43,656	445,728
Teradyne, Inc. (I)(L)	13,752	134,082
Texas Instruments, Inc.	93,250	2,170,860
Xilinx, Inc. (L)	20,894	527,782

		18,405,824
Software - 3.68%
Adobe Systems, Inc. (I)	40,164	1,061,535
Autodesk, Inc. (I)	17,501	426,324
BMC Software, Inc. (I)	13,849	479,591
CA, Inc.	29,796	548,246
Citrix Systems, Inc. (I)	14,172	598,484
Compuware Corp. (I)(L)	17,325	138,254
Electronic Arts, Inc. (I)	25,012	360,173
Intuit, Inc. (I)	23,916	831,559
McAfee, Inc. (I)	11,903	365,660
Microsoft Corp.	581,715	13,385,262
Novell, Inc. (I)	26,534	150,713
Oracle Corp.	298,687	6,409,823
Red Hat, Inc. (I)	14,377	416,070
Salesforce.com, Inc. (I)(L)	8,633	740,884
Symantec Corp. (I)	60,951	846,000

		26,758,578

		133,342,154
Materials - 3.37%
Chemicals - 1.84%
Air Products & Chemicals, Inc.	16,201	1,049,987
Airgas, Inc.	6,368	396,090
CF Industries Holdings, Inc.	5,421	343,962
E.I. Du Pont de Nemours & Company	69,127	2,391,103
Eastman Chemical Company	5,539	295,561
Ecolab, Inc.	17,805	799,623
FMC Corp.	5,525	317,301
International Flavors & Fragrances, Inc.	6,068	257,405
Monsanto Company	41,623	1,923,815
PPG Industries, Inc.	12,690	766,603
Praxair, Inc.	23,337	1,773,379
Sigma-Aldrich Corp.	9,277	462,273
The Dow Chemical Company	88,113	2,090,040
The Sherwin-Williams Company	7,012	485,160

		13,352,302
Construction Materials - 0.06%
Vulcan Materials Company (L)	9,742	426,992
Containers & Packaging - 0.20%
Ball Corp.	7,044	372,135
Bemis Company, Inc.	8,305	224,235
Owens-Illinois, Inc. (I)	12,586	332,900
Pactiv Corp. (I)	10,082	280,784
Sealed Air Corp.	12,109	238,789

		1,448,843
Metals & Mining - 1.05%
AK Steel Holding Corp.	8,370	99,770
Alcoa, Inc.	77,730	781,964
Allegheny Technologies, Inc. (L)	7,518	332,220
Cliffs Natural Resources, Inc.	10,302	485,842
Freeport-McMoRan Copper & Gold, Inc.	35,991	2,128,148
Newmont Mining Corp.	37,484	2,314,262
Nucor Corp.	24,042	920,328
Titanium Metals Corp. (I)(L)	6,433	113,156
United States Steel Corp. (L)	10,923	$421,082

		7,596,772
Paper & Forest Products - 0.22%
International Paper Company	33,310	753,805
MeadWestvaco Corp.	13,049	289,688
Weyerhaeuser Company	16,102	566,790

		1,610,283

		24,435,192
Telecommunication Services - 2.94%
Diversified Telecommunication Services - 2.60%
AT&T, Inc.	450,828	10,905,529
CenturyTel, Inc. (L)	22,919	763,432
Fairpoint Communications, Inc.	0	0
Frontier Communications Corp. (L)	23,794	169,175
Qwest Communications International, Inc. (L)	113,920	598,080
Verizon Communications, Inc.	215,666	6,042,961
Windstream Corp. (L)	36,857	389,210

		18,868,387
Wireless Telecommunication Services - 0.34%
American Tower Corp., Class A (I)	30,780	1,369,710
MetroPCS Communications, Inc. (I)(L)	19,885	162,858
Sprint Nextel Corp. (I)	227,439	964,341

		2,496,909

		21,365,296
Utilities - 3.44%
Electric Utilities - 1.68%
Allegheny Energy, Inc.	12,919	267,165
American Electric Power Company, Inc.	36,536	1,180,113
Duke Energy Corp.	100,186	1,602,976
Edison International	24,822	787,354
Entergy Corp.	14,443	1,034,408
Exelon Corp.	50,399	1,913,650
FirstEnergy Corp. (L)	23,224	818,182
Northeast Utilities	13,367	340,591
Pepco Holdings, Inc.	16,940	265,619
Pinnacle West Capital Corp.	8,274	300,843
PPL Corp. (L)	28,885	720,681
Progress Energy, Inc.	21,910	859,310
Southern Company	62,908	2,093,578

		12,184,470
Gas Utilities - 0.20%
EQT Corp.	10,958	396,022
Nicor, Inc.	3,446	139,563
Oneok, Inc. (L)	8,110	350,758
Questar Corp.	13,359	607,701

		1,494,044
Independent Power Producers & Energy Traders - 0.19%
Constellation Energy Group, Inc.	15,387	496,231
NRG Energy, Inc. (I)	19,479	413,150
The AES Corp. (I)	50,927	470,565

		1,379,946
Multi-Utilities - 1.37%
Ameren Corp.	18,180	432,139
CenterPoint Energy, Inc.	31,770	418,093
CMS Energy Corp. (L)	17,505	256,448
Consolidated Edison, Inc. (L)	21,513	927,210
Dominion Resources, Inc.	45,476	1,761,740
DTE Energy Company	12,849	586,043
Integrys Energy Group, Inc. (L)	5,876	257,016

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc.	21,087	$305,762
PG&E Corp.	28,408	1,167,569
Public Service Enterprise Group, Inc.	38,546	1,207,646
SCANA Corp.	8,652	309,396
Sempra Energy	18,886	883,676
TECO Energy, Inc. (L)	16,286	245,430
Wisconsin Energy Corp.	8,906	451,890
Xcel Energy, Inc.	35,063	722,648

		9,932,706

		24,991,166

TOTAL COMMON STOCKS (Cost $805,651,471)		$710,907,083

SHORT-TERM INVESTMENTS - 8.47%
Short-Term Securities - 1.50%
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 07/14/2010	$10,880,000	10,879,921
Securities Lending Collateral - 6.97%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	5,053,058	50,576,055

TOTAL SHORT-TERM INVESTMENTS (Cost $61,452,490)		$61,455,976

Total Investments (500 Index Trust B)
(Cost $867,103,961) - 106.39%		$772,363,059
Other assets and liabilities, net - (6.39%)		(46,391,776)

TOTAL NET ASSETS - 100.00%		$725,971,283

Core Balanced Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.03%
John Hancock Trust (G) - 100.03%
500 Index, Series NAV (MFC Global U.S.A.) (A)	1,792,684	$16,044,523
Balanced, Series NAV (T. Rowe Price)	3,871,654	55,325,942
International Index, Series NAV (MFC Global U.S.A.) (A)	358,594	5,163,755
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	118,725	1,659,778
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	151,994	1,659,778
Total Bond Market A, Series NAV (Declaration) (A)	878,256	12,409,754

		92,263,530

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $94,299,132)		$92,263,530

Total Investments (Core Balanced Trust)
(Cost $94,299,132) - 100.03%		$92,263,530
Other assets and liabilities, net - (0.03%)		(23,935)

TOTAL NET ASSETS - 100.00%		$92,239,595

Core Balanced Strategy Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.69%
John Hancock Trust (G) - 100.69%
500 Index, Series NAV (MFC Global U.S.A.) (A)	89,859	$804,240
International Index, Series NAV (MFC Global U.S.A.) (A)	30,766	443,028
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	18,134	253,519
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	13,356	145,846
Total Bond Market A, Series NAV (Declaration) (A)	124,242	1,755,545

		3,402,178

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,476,935)		$3,402,178

Total Investments (Core Balanced Strategy Trust)
(Cost $3,476,935) - 100.69%		$3,402,178
Other assets and liabilities, net - (0.69%)		(23,170)

TOTAL NET ASSETS - 100.00%		$3,379,008

Core Strategy Trust

	Shares or Principal Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
John Hancock Trust (G) - 100.01%
500 Index, Series NAV (MFC Global U.S.A.) (A)	22,054,628	$197,388,923
International Index, Series NAV (MFC Global U.S.A.) (A)	7,633,505	109,922,478
Mid Cap Index, Series NAV (MFC Global U.S.A.) (A)	4,448,469	62,189,603
Small Cap Index, Series NAV (MFC Global U.S.A.) (A)	3,146,022	34,354,562
Total Bond Market A, Series NAV (Declaration) (A)	13,701,212	193,598,130

		597,453,696

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $596,323,512)		$597,453,696

Total Investments (Core Strategy Trust)
(Cost $596,323,512) - 100.01%		$597,453,696
Other assets and liabilities, net - (0.01%)		(41,843)

TOTAL NET ASSETS - 100.00%		$597,411,853

International Equity Index Trust A

	Shares or Principal Amount	Value

COMMON STOCKS - 94.89%
Australia - 5.42%
AGL Energy, Ltd.	12,199	$150,236
Alumina, Ltd.	73,759	93,466
AMP, Ltd.	48,626	211,435
Aristocrat Leisure, Ltd.	8,175	24,977
Arrow Energy NL (I)	12,572	51,144
Asciano Group (I)	48,810	65,872
Australia & New Zealand Banking Group, Ltd.	55,561	997,438

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Australian Stock Exchange, Ltd.	4,777	$116,552
Axa Asia Pacific Holdings, Ltd.	23,432	107,309
Bendigo and Adelaide Bank, Ltd.	6,588	45,032
BGP Holdings PLC (I)	130,653	0
BHP Billiton, Ltd.	74,298	2,310,657
Billabong International, Ltd.	4,247	30,929
BlueScope Steel, Ltd. (I)	42,195	73,505
Boral, Ltd.	11,214	45,079
Brambles, Ltd.	31,098	141,777
Caltex Australia, Ltd.	2,853	22,279
Centro Properties Group, Ltd. (I)	16,982	1,897
Centro Retail Group (I)	26,756	3,545
CFS Gandel Retail Trust	54,051	85,648
Coca-Cola Amatil, Ltd.	11,482	114,993
Cochlear, Ltd.	1,118	69,642
Commonwealth Bank of Australia	33,872	1,372,851
Computershare, Ltd.	12,774	113,014
Crown, Ltd.	9,470	61,379
CSL, Ltd.	12,077	329,379
CSR, Ltd.	29,779	41,764
Dexus Property Group	142,315	91,630
Energy Resources of Australia, Ltd.	1,060	11,744
Fortescue Metals Group, Ltd. (I)	34,077	116,182
Foster’s Group, Ltd.	48,826	230,987
General Property Trust, Ltd.	34,392	80,746
Goodman Fielder, Ltd.	30,962	34,911
Goodman Group	109,709	57,843
Harvey Norman Holding, Ltd.	20,704	57,235
Incitec Pivot, Ltd.	37,321	84,619
James Hardie Industries, Ltd.	7,997	41,650
John Fairfax Holdings, Ltd.	67,003	73,539
Leighton Holdings, Ltd.	2,698	65,018
Lend Lease Corp.	10,751	65,628
MacArthur Coal, Ltd.	2,858	28,741
Macquarie Airports, Ltd.	15,292	34,330
Macquarie Atlas Roads Group (I)	8,890	7,071
Macquarie Group, Ltd.	8,164	251,239
Macquarie Infrastructure Group	44,451	38,655
Metcash, Ltd.	13,891	48,871
Mirvac Group, Ltd.	56,704	62,078
National Australia Bank, Ltd.	47,240	912,498
Newcrest Mining, Ltd.	11,319	332,898
NRMA Insurance Group, Ltd.	44,162	125,627
Nufarm, Ltd.	316	1,421
OneSteel, Ltd.	38,274	94,770
Orica, Ltd.	7,607	160,148
Origin Energy, Ltd.	21,260	265,611
Oxiana, Ltd. (I)	57,819	46,219
Paladin Resources, Ltd. (I)	21,720	64,891
Qantas Airways, Ltd. (I)	27,133	49,810
QBE Insurance Group, Ltd.	23,881	363,429
Rio Tinto, Ltd.	9,931	550,018
Santos, Ltd.	17,678	185,565
Sims Group, Ltd.	2,968	42,258
Sonic Healthcare, Ltd.	6,566	57,195
SP Ausnet	24,426	15,639
Stockland	57,779	179,522
Suncorp-Metway, Ltd.	31,662	212,513
TABCORP Holdings, Ltd.	11,501	60,921
Tattersall’s, Ltd.	24,629	46,105
Telstra Corp., Ltd.	93,559	254,574
Toll Holdings, Ltd.	19,587	89,443
Transurban Group, Ltd.	30,116	106,830
Virgin Blue Holdings, Ltd. (I)	10,956	2,673
Wesfarmers, Ltd.	22,209	531,729
Wesfarmers, Ltd., PPS	4,508	$108,492
Westfield Group	47,784	486,355
Westpac Banking Corp.	65,413	1,155,148
Woodside Petroleum, Ltd.	12,722	443,731
Woolworths, Ltd.	27,109	614,548
WorleyParsons, Ltd.	2,956	54,620

		15,779,717
Austria - 0.25%
Amcor, Ltd.	27,305	145,471
Erste Group Bank AG	5,291	168,324
Immoeast AG (L)	6,755	0
Immofinanz AG (I)	10,132	26,085
Oesterreichische Elektrizitaets AG, Class A	1,380	42,270
OMVAG (L)	2,190	66,003
Raiffeisen International Bank Holding AG (I)(L)	1,623	61,856
Telekom Austria AG	7,482	83,168
Voestalpine AG (L)	3,300	90,322
Wiener Staedtische Allgemeine Versicherung AG	1,013	42,238

		725,737
Belgium - 0.65%
Ageas	57,864	129,236
Ageas, VVPR (I)	16,796	21
Anheuser-Busch InBev NV	15,929	765,133
Anheuser-Busch InBev NV, VVPR (I)	6,160	23
Belgacom SA	4,266	134,293
Colruyt SA	358	84,197
Compagnie Nationale A Portefeuille, ADR	708	30,054
Delhaize Group SA	1,944	140,761
Dexia SA (I)(L)	8,130	28,323
Groupe Bruxelles Lambert SA	1,576	109,467
KBC Ancora, ADR (I)	2,000	35,268
KBC Bancassurance Holding NV (I)	4,197	160,980
Mobistar SA	683	36,122
Solvay SA	1,341	114,505
UCB SA	2,353	73,718
Umicore	2,192	63,427

		1,905,528
Bermuda - 0.05%
Seadrill, Ltd.	7,387	132,783
Brazil - 1.69%
All America Latina Logistica SA	8,400	66,083
B2W Companhia Global Do Varejo	1,891	31,513
Banco Bradesco SA, ADR	110	1,745
Banco do Brasil SA	12,600	172,072
Banco Santander Brasil SA	11,780	120,933
BM&F BOVESPA SA	30,300	194,726
BR Malls Participacoes SA	4,028	52,442
Brasil Telecom SA (I)	584	5,177
Brasil Telecom SA - New York Exchange (I)	494	9,920
Brasil Telecom SA, SADR (I)	280	2,422
Braskem SA	862	12,197
Brookfield Incorporacoes SA	7,830	33,749
Centrais Eletricas Brasileiras SA	3,600	47,588
Centrais Eletricas Brasileiras SA, ADR	778	12,316
Centrais Eletricas Brasileiras SA, SADR	1,295	17,301
Cia de Concessoes Rodoviarias, ADR	2,900	60,057
Cia de Saneamento Basico do Estado de Sao Paulo	2,558	53,144
Cia Energetica de Minas Gerais, ADR (L)	2,955	43,350
Cielo SA	15,488	130,425

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	171	$11,888
Companhia de Bebidas das Americas (AmBev)	19	1,932
Companhia Siderurgica Nacional SA	18,000	262,271
Companhia Siderurgica Nacional SA, SADR	200	2,938
Companhia Vale do Rio Doce	29,700	718,230
Cosan SA Industria e Comercio (I)	2,887	36,115
CPFL Energia SA	2,200	48,034
Cyrela Brazil Realty SA	6,000	64,853
Duratex SA	4,152	37,725
EDP - Energias do Brasil SA	1,600	31,734
Empresa Brasileira de Aeronautica SA	12,500	64,266
Empresa Brasileira de Aeronautica SA, ADR	397	8,317
Fibria Celulose SA, SADR (I)	849	12,565
Gafisa SA	8,032	48,059
Gerdau SA, SADR	100	1,318
Hypermarcas SA	5,544	71,197
Itau Unibanco Holding SA	1,052	18,947
Itausa - Investimentos Itau S.A., GDR	373	2,259
JBS SA	9,071	38,395
LLX Logistica SA (I)	4,824	19,670
Localiza Rent A Car SA	1,961	22,761
Lojas Renner SA	3,300	89,584
Marfrig Frigorificos e Comercio de Alimentos SA	4,561	42,654
MMX Mineracao e Metalicos SA (I)	3,720	21,681
MRV Engenharia e Participacoes SA	7,455	52,495
Multiplan Empreendimentos Imobiliarios SA	1,514	27,688
Natura Cosmeticos SA	4,600	101,939
OGX Petroleo e Gas Participacoes SA (I)	28,200	261,221
PDG Realty SA Empreendimentos e Participacoes	10,457	88,291
Perdigao SA	16,056	210,818
Petroleo Brasileiro SA	51,400	882,770
Porto Seguro SA	2,616	27,030
Redecard SA	8,535	120,578
Rossi Residencial SA	2,703	19,483
Souza Cruz SA	1,600	60,277
Tele Norte Leste Participacoes SA	2,200	45,950
Tele Norte Leste Participacoes SA, ADR	1,336	19,987
Tractebel Energia SA	2,800	32,871
Ultrapar Participacoes SA	1,500	71,792
Usinas Siderurgicas de Minas Gerais SA	1,500	39,391
Usinas Siderurgicas de Minas Gerais SA, SADR	1,323	36,369
Vale SA, SADR	903	21,988
Votorantim Celulose e Papel SA (I)	2,814	41,532
Weg SA	2,800	25,906

		4,932,929
Canada - 7.82%
Agnico-Eagle Mines, Ltd.	3,487	211,536
Agrium, Inc.	3,839	187,523
Alimentation Couche Tard, Inc.	3,100	52,125
ARC Energy Trust	2,700	50,041
Athabasca Oil Sands Corp. (I)	4,200	43,438
Bank of Montreal	12,191	661,226
Bank of Nova Scotia	23,152	1,066,747
Barrick Gold Corp.	22,110	1,003,574
BCE, Inc.	6,638	193,675
Biovail Corp.	3,150	60,689
Bombardier, Inc.	36,262	164,866
Bonavista Energy Trust	1,500	32,140
Brookfield Asset Management, Inc.	12,448	281,455
Brookfield Properties Corp.	8,790	123,442
CAE, Inc.	5,584	$48,415
Cameco Corp.	8,634	183,621
Canadian Imperial Bank of Commerce	8,570	532,450
Canadian National Railway Company	10,502	601,876
Canadian Natural Resources, Ltd.	23,816	790,399
Canadian Oil Sands Trust	6,500	164,797
Canadian Pacific Railway, Ltd.	4,126	221,154
Canadian Tire Corp., Ltd.	1,446	72,195
Canadian Utilities, Ltd.	1,300	55,392
Canfor Corp. (I)	100	798
Cenovus Energy, Inc.	17,636	453,926
CGI Group, Inc. (I)	4,924	73,267
CI Financial Corp.	2,467	41,250
Crescent Point Energy Corp.	4,900	171,043
Eldorado Gold Corp.	11,900	213,284
Empire Company, Ltd.	300	14,840
Enbridge, Inc.	8,124	378,364
EnCana Corp.	17,536	531,079
Enerplus Resources Fund	3,600	77,407
Ensign Energy Services, Inc.	1,600	18,817
Fairfax Financial Holdings, Ltd. (Canadian Exchange)	441	161,512
Finning International, Inc.	3,662	60,646
First Quantum Minerals, Ltd.	2,200	110,666
Fortis, Inc.	3,000	76,596
Franco-Nevada Corp.	3,700	112,611
George Weston, Ltd.	1,064	72,772
Gerdau Ameristeel Corp. (I)	1,400	15,229
Gildan Activewear, Inc. (I)	2,800	80,432
Goldcorp, Inc.	16,028	701,766
Great-West Lifeco, Inc.	7,624	172,382
Husky Energy, Inc.	5,748	136,282
IAMGOLD Corp.	9,600	169,266
IGM Financial, Inc.	2,704	94,286
Imperial Oil, Ltd.	6,427	234,126
Industrial Alliance Insurance and Financial Services, Inc.	2,700	88,516
Inmet Mining Corp.	700	27,716
Intact Financial Corp.	3,400	143,403
Ivanhoe Mines, Ltd. (I)	5,500	71,246
Jazz Air Income Fund (I)	350	1,348
Kinross Gold Corp.	15,181	259,541
Loblaw Companies, Ltd.	2,763	100,211
Magna International, Inc.	2,857	188,212
Manulife Financial Corp. (J)	40,476	587,435
MDS, Inc. (I)	1,000	8,435
Metro, Inc.	2,700	106,042
National Bank of Canada	3,532	180,656
Nexen, Inc.	13,036	256,422
Niko Resources, Ltd.	1,200	111,608
Onex Corp.	3,268	78,557
Open Text Corp. (I)	1,300	48,847
Pacific Rubiales Energy Corp. (I)	5,600	125,514
Pan American Silver Corp.	2,000	50,294
Penn West Energy Trust	9,297	177,285
PetroBakken Energy, Ltd., Class A	1,400	27,854
Petrobank Energy & Resources, Ltd.	2,100	73,876
Potash Corp. of Saskatchewan, Inc.	6,489	558,899
Power Corp. of Canada	7,583	181,713
Power Financial Corp.	5,478	140,378
Precision Drilling Corp. (I)	500	3,316
Progress Energy Resources Corp.	1,900	22,078
Provident Energy Trust	5,900	40,403
QLT, Inc. (I)	300	1,722
Red Back Mining, Inc. (I)	5,500	139,031

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Research In Motion, Ltd. (I)	11,000	$540,726
RioCan Real Estate Investment Trust	2,400	42,925
Ritchie Bros. Auctioneers, Inc.	1,300	23,666
Rogers Communications, Inc.	9,858	322,072
Royal Bank of Canada	31,424	1,496,592
Saputo, Inc.	3,700	105,660
Shaw Communications, Inc., Class B	9,698	174,638
Sherritt International Corp.	6,500	34,926
Shoppers Drug Mart Corp.	4,644	143,610
Silver Wheaton Corp. (I)	7,900	158,289
SNC-Lavalin Group, Inc.	3,387	135,569
Sun Life Financial, Inc.	12,048	316,436
Suncor Energy, Inc.	35,114	1,033,415
Talisman Energy, Inc.	22,474	339,891
Teck Resources, Ltd.	11,547	341,458
Telus Corp.	1,305	49,243
TELUS Corp.	2,956	106,961
The Toronto-Dominion Bank	19,050	1,234,389
Thomson Corp.	8,866	317,312
Tim Hortons, Inc.	4,800	153,665
TMX Group, Inc.	1,376	35,920
Trans-Canada Corp. (L)	15,250	510,124
TransAlta Corp.	5,479	101,494
Vermilion Energy Trust	800	25,303
Viterra, Inc. (I)	5,800	38,629
Yamana Gold, Inc.	19,706	202,141
Yellow Pages Income Fund	2,800	15,676

		22,776,711
Cayman Islands - 0.06%
China Dongxiang Group Company	77,000	50,831
China High Speed Transmission Equipment Group Company, Ltd.	25,000	52,575
Hopewell Highway Infrastructure, Ltd., GDR	1,163	813
Longfor Properties	23,100	22,875
Xinao Gas Holdings, Ltd.	20,000	43,146

		170,240
Chile - 0.37%
Banco Santander Chile SA, ADR (L)	2,514	168,664
Cia Cervecerias Unidas SA, ADR	1,245	53,647
Embotelladora Andina SA, ADR, Series A	959	17,262
Embotelladora Andina SA, ADR, Series B (L)	4,546	101,649
Empresa Nacional de Electricidad SA, ADR	4,992	230,531
Enersis SA, SADR	13,651	271,791
Lan Airlines SA, SADR (L)	4,785	88,570
Sociedad Quimica y Minera de Chile SA, ADR, B Shares	2,625	85,601
Vina Concha Y Toro SA, ADR	1,297	54,085

		1,071,800
China - 2.91%
Air China, Ltd. (I)	62,000	60,758
Aluminum Corp. of China, Ltd. (I)	104,000	79,017
Angang Steel Company, Ltd., Class H	23,960	28,648
Anhui Conch Cement Company, Ltd.	20,000	57,804
Anta Sports Products, Ltd.	17,000	30,607
Bank of China, Ltd. Class H	1,344,343	678,206
Bank of Communications Company, Ltd., Class H	143,700	151,536
BBMG Corp.	22,000	22,697
Beijing Capital International Airport Company, Ltd., Class H	60,000	35,282
Beijing Datang Power Generation Compnay, Ltd., Class H	78,000	31,529
BYD Company, Ltd., Class H	13,400	98,779
China BlueChemical, Ltd.	54,000	$29,956
China Citic Bank Corp, Ltd.	132,000	83,401
China Coal Energy Company, Series H	88,000	109,909
China Communications Construction Company, Ltd.	109,535	99,348
China Communications Services Corp., Ltd., Class H	36,000	17,537
China Construction Bank Corp.	1,034,800	832,755
China COSCO Holdings Company, Ltd. (I)	64,835	66,066
China International Marine Containers Co., Ltd.	5,200	6,527
China Life Insurance Company, Ltd.	175,000	767,685
China Longyuan Power Group Corp. (I)	45,000	41,263
China Merchants Bank Company, Ltd.	95,235	227,553
China Minsheng Banking Corp. Ltd.	101,400	87,925
China National Building Material Company, Ltd.	34,000	54,141
China Oilfield Services, Ltd.	32,000	37,419
China Pacific Insurance Group Company, Ltd.	21,800	85,945
China Petroleum & Chemical Corp.	384,000	310,410
China Railway Construction Corp. (I)	41,500	51,910
China Railway Group, Ltd.	104,000	66,688
China Shenhua Energy Company, Ltd.	77,500	281,079
China Shineway Pharmaceutical Group, Ltd.	8,400	25,561
China Shipping Container Lines Company, Ltd. (I)	72,650	25,725
China Shipping Development Company, Ltd.	30,000	37,882
China South Locomotive and Rolling Stock Corp.	43,000	29,331
China Telecom Corp., Ltd.	348,000	166,586
China Unicom, Ltd.	146,550	195,922
China Vanke Co., Ltd.	23,800	24,845
China Yurun Food Group, Ltd.	34,500	107,998
China Zhongwang Holdings, Ltd.	32,400	20,316
Country Garden Holdings Company	80,085	21,193
Dongfang Electrical Machinery Company, Ltd.	8,000	24,559
Dongfeng Motor Group Company, Ltd.	72,000	81,303
Foxconn International Holdings, Ltd. (I)	26,000	16,848
Golden Eagle Retail Group, Ltd.	21,000	44,058
Greentown China Holdings, Ltd.	19,000	20,272
Guangdong Investment, Ltd.	52,000	24,436
Guangshen Railway Company, Ltd.	38,000	13,120
Guangzhou R&F Properties Company, Ltd., Class H	24,800	31,201
Hidili Industry International Development, Ltd.	24,000	17,579
Huaneng Power International, Inc., Class H	88,000	51,701
Industrial & Commercial Bank of China, Ltd.	1,074,600	781,642
Inner Mongolia Yitai Coal Co.	12,400	59,251
Jiangsu Expressway, Ltd.	32,000	29,174
Jiangxi Copper Company, Ltd., Class H	30,000	55,731
Lenovo Group, Ltd.	126,000	67,613
Maanshan Iron & Steel Company, Ltd.	48,000	20,944
Metallurgical Corp of China Ltd (I)	53,000	22,706
PetroChina Company, Ltd., Class H	500,000	550,654
PICC Property & Casualty Company, Ltd., Class H (I)	54,000	51,176
Ping An Insurance Group Company of China, Ltd.	31,000	249,315
Semiconductor Manufacturing International Corp. (I)	387,000	30,851
Shanghai Electric Group Company, Ltd. (I)	90,000	39,688
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	4,200	5,502
Shui On Land, Ltd.	69,400	29,867

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	52,000	$19,744
Sinopharm Group Company	12,000	43,756
Tencent Holdings, Ltd.	22,000	362,789
Tingyi (Cayman Islands) Holding Corp.	44,000	106,805
Tsingtao Brewery Company, Ltd., Series H	8,000	37,129
Want Want China Holdings, Ltd.	61,000	51,380
Weichai Power Compnay, Ltd.	5,000	32,099
Wumart Stores, Inc.	14,000	25,081
Yantai Changyu Pioneer Wine Co.	3,400	31,966
Yanzhou Coal Mining Company, Ltd., Class H	50,000	96,297
Zhejiang Expressway Company, Ltd., Class H	36,000	33,264
Zijin Mining Group, Ltd.	107,902	80,703
ZTE Corp., Class H	12,184	36,957

		8,464,900
Colombia - 0.20%
BanColombia SA	11,325	567,722
Czech Republic - 0.10%
CEZ AS	3,992	163,937
Komercni Banka AS	409	66,088
Telefonica O2 Czech Republic AS	3,005	58,428

		288,453
Denmark - 0.68%
A P Moller Maersk A/S	13	98,978
A P Moller Maersk A/S, Series A	28	219,540
Carlsberg A/S	2,052	156,008
Coloplast A/S	542	53,801
Danske Bank A/S (I)	9,898	190,092
DSV A/S, ADR	3,980	57,105
Novo Nordisk A/S	9,540	769,551
Novozymes A/S, B Shares	1,314	139,465
TrygVesta A/S	702	36,908
Vestas Wind Systems A/S (I)	5,044	209,669
William Demant Holdings A/S (I)	582	42,500

		1,973,617
Egypt - 0.09%
Commercial International Bank	6,377	75,062
Egypt Kuwait Holding Company	11,363	17,234
Egyptian Company for Mobile Services	336	9,787
Egyptian Financial Group-Hermes Holding	3,297	16,963
EL EZZ Steel Company (I)	7,169	21,741
ElSwedy Cables Holding Co. (I)	1,339	15,980
Orascom Construction Industries	1,338	53,471
Orascom Telecom Holding SAE	35,950	30,962
Talaat Moustafa Group (I)	15,104	18,894
Telecom Egypt	3,596	9,818

		269,912
Finland - 0.71%
Elisa OYJ, Class A (I)	3,307	57,249
Fortum OYJ	9,708	213,714
Kesko OYJ	2,569	83,190
Kone OYJ	3,476	138,213
Metra OYJ	1,969	89,696
Metso OYJ	2,927	93,468
Neste Oil OYJ (L)	5,377	78,121
Nokia AB OYJ	87,144	711,555
Nokian Renkaat OYJ (L)	1,470	36,001
Orion OYJ, Series B	1,114	20,844
Outokumpu OYJ	4,187	62,954
Pohjola Bank PLC	1,284	13,071
Rautaruukki OYJ	3,081	44,924
Sampo OYJ	8,903	186,279
Sanoma OYJ	700	$12,077
Stora Enso OYJ, Series R	13,947	99,774
UPM-Kymmene OYJ	9,899	131,169

		2,072,299
France - 6.22%
Accor SA (L)	3,247	149,115
Aeroports de Paris	392	24,982
Air France KLM (I)	2,181	25,656
Air Liquide SA	6,242	626,959
Alcatel-Lucent (I)	62,517	159,452
Alstom SA (L)	5,115	230,659
Atos Origin SA (I)	897	35,827
AXA SA	39,595	600,493
BioMerieux SA	136	13,955
BNP Paribas	21,716	1,159,513
Bouygues SA	5,744	220,013
Bureau Veritas SA	619	33,324
Cap Gemini SA	2,507	109,531
Carrefour SA	13,957	551,073
Casino Guichard Perrachon SA	765	57,769
Christian Dior SA	1,103	104,804
Cie de Saint-Gobain SA	9,494	350,547
Cie Generale de Geophysique-Veritas (I)	2,600	45,667
CNP Assurances SA	673	45,843
Compagnie Generale des Etablissements Michelin, Class B (L)	3,836	267,397
Credit Agricole SA (L)	23,444	239,982
Danone SA	12,858	686,642
Dassault Systemes SA	1,174	71,045
Eiffage SA	533	23,008
Electricite de France	5,805	220,604
Eramet	83	20,323
Essilor International SA	5,106	304,013
Eurazeo	416	23,918
European Aeronautic Defence & Space Company (I)	10,842	221,233
Eutelsat Communications	1,283	42,863
Fonciere Des Regions (L)	455	37,622
France Telecom SA	40,674	701,866
GDF Suez	27,497	777,961
GDF Suez, VVPR (I)	1,260	2
Gecina SA	200	17,867
Groupe Eurotunnel SA (I)	9,550	64,542
Hermes International SA	1,183	156,958
ICADE	399	33,660
Iliad SA	328	25,442
Imerys SA	374	18,915
Ipsen SA	236	7,195
JC Decaux SA (I)	1,379	31,943
Klepierre SA	1,807	49,610
L’Oreal SA	5,245	512,519
Lafarge SA (L)	4,857	262,631
Lagardere S.C.A	1,664	51,559
Legrand SA, ADR	1,341	39,507
LVMH Moet Hennessy SA	5,384	586,466
M6-Metropole Television	612	12,398
Natixis (I)	15,361	66,081
Neopost SA	389	28,151
PagesJaunes Groupe SA (L)	1,206	12,423
Pernod-Ricard SA (L)	4,263	329,772
Peugeot SA (I)	2,679	67,718
PPR	1,976	243,846
Publicis Groupe SA (L)	2,723	108,244
Renault SA (I)	4,804	176,799

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Safran SA	2,595	$71,963
Sanofi-Aventis SA	23,795	1,434,907
Schneider Electric SA	5,322	538,665
SCOR SE (L)	3,147	60,150
Societe BIC SA	290	20,570
Societe Generale	14,733	599,320
Societe Television Francaise	1,243	16,245
Sodexho Alliance	2,153	119,245
STMicroelectronics NV	11,860	93,954
Suez Environnement SA	6,112	100,691
Suez SA Strip VVPR (I)	5	0
Technip SA	2,024	115,242
Thales SA	1,246	40,052
Total SA	46,772	2,081,564
Unibail-Rodamco SE	1,963	318,595
Valeo SA (I)	60	1,616
Vallourec SA	1,283	219,061
Veolia Environnement SA	9,050	211,387
Vinci SA	10,795	444,517
Vivendi SA	26,840	542,996

		18,118,647
Germany - 4.87%
Adidas AG	4,557	219,957
Allianz SE	10,058	998,723
BASF SE	20,370	1,111,317
Bayer AG	18,355	1,024,118
Bayerische Motoren Werke (BMW) AG	7,140	345,349
Beiersdorf AG	1,584	87,074
Celesio AG	1,628	35,440
Commerzbank AG (I)(L)	12,288	85,761
Continental AG (I)	1,124	58,288
CPBVolkswagen AG	717	60,723
Daimler AG (I)	19,967	1,011,073
Deutsche Bank AG	13,029	736,636
Deutsche Boerse AG	4,608	279,967
Deutsche Lufthansa AG (I)	4,195	57,802
Deutsche Post AG	18,118	262,821
Deutsche Postbank AG (I)	1,650	47,638
Deutsche Telekom AG	62,090	731,932
E.ON AG	39,703	1,068,795
Fraport AG, ADR	459	19,508
Fresenius AG	371	24,670
Fresenius Medical Care AG	4,127	223,269
GEA Group AG	2,970	58,999
Hannover Rueckversicherung AG	1,132	48,764
HeidelbergCement AG	3,114	148,321
Henkel AG & Company, KGaA	2,630	107,409
Hochtief AG	800	47,541
Infineon Technologies AG (I)	24,273	140,276
K&S AG	3,784	174,068
Linde AG	3,669	385,255
MAN AG	2,228	183,681
Merck KGAA	1,128	82,177
Metro AG	3,015	153,281
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	4,612	577,387
Puma AG	101	26,657
Qiagen AG (I)	5,288	102,437
RWE AG	9,166	597,445
Salzgitter AG	698	41,599
SAP AG	18,846	837,098
Siemens AG	18,605	1,664,904
Suedzucker AG	1,402	25,142
ThyssenKrupp AG	8,369	205,584
TUI AG (I)	2,987	$26,261
United Internet AG	1,822	20,034
Wacker Chemie AG	304	43,997

		14,189,178
Greece - 0.19%
Alpha Bank A.E. (I)	9,557	46,712
Bank of Cyprus PCL	12,050	48,289
Coca-Cola Hellenic Bottling Company SA	4,700	100,279
EFG Eurobank Ergasias SA (I)	7,016	31,138
Hellenic Telecommunications Organization SA	6,840	51,427
National Bank of Greece SA (I)	14,954	162,941
OPAP SA	4,410	54,853
Piraeus Bank SA (I)	8,794	37,075
Public Power Corp. SA	1,780	25,530

		558,244
Hong Kong - 3.18%
Agile Property Holdings, Ltd.	37,800	38,669
Alibaba.com, Ltd.	27,900	55,064
ASM Pacific Technology, Ltd.	2,086	16,220
Bank of East Asia, Ltd.	34,124	122,888
Beijing Enterprises Holdings, Ltd.	14,000	90,767
Belle International Holdings, Ltd.	95,882	136,183
BOC Hong Kong Holdings, Ltd.	78,500	178,635
Cathay Pacific Airways, Ltd.	14,000	27,589
Chaoda Modern Agriculture Holdings, Ltd.	66,120	64,110
Cheung Kong Holdings, Ltd.	31,151	359,547
Cheung Kong Infrastructure Holdings, Ltd.	9,000	33,379
China Agri-Industries Holdings, Ltd.	44,000	50,389
China Everbright, Ltd.	22,000	50,054
China Mengniu Dairy Company, Ltd.	30,000	97,080
China Merchants Holdings International Company, Ltd.	28,074	92,964
China Mobile, Ltd.	138,000	1,370,978
China Overseas Land & Investment, Ltd.	101,360	188,809
China Resource Power Holdings, Ltd.	44,200	99,796
China Resources Enterprises, Ltd.	32,000	117,778
China Resources Land, Ltd.	54,000	101,255
China Taiping Insurance Holdings Company, Ltd.	16,000	51,708
China Travel International Investment Hong Kong, Ltd. (I)	88,000	18,676
Citic 1616 Holdings, Ltd.	1,050	281
Citic Pacific, Ltd.	24,000	44,455
CLP Holdings, Ltd.	44,111	319,376
CNOOC, Ltd.	420,984	715,513
CNPC Hong Kong, Ltd.	70,000	88,233
COSCO Pacific, Ltd.	25,754	30,537
Denway Motors, Ltd.	122,000	57,256
Esprit Holdings, Ltd.	29,950	161,895
Fosun International	30,500	21,498
Franshion Properties China, Ltd.	74,000	20,309
Fushan International Energy Group, Ltd.	80,000	44,458
Geely Automobile Holdings Company, Ltd.	75,000	22,685
GOME Electrical Appliances Holdings, Ltd. (I)	169,920	51,120
Hang Lung Group, Ltd.	11,000	58,562
Hang Lung Properties, Ltd.	46,000	177,308
Hang Seng Bank, Ltd.	16,400	219,321
Henderson Land Development Company, Ltd.	16,237	94,595
Hengan International Group Compnay, Ltd.	18,000	145,128
Hong Kong & China Gas Company, Ltd.	91,300	226,364
Hong Kong Electric Holdings, Ltd.	29,500	175,580
Hong Kong Exchanges & Clearing, Ltd.	24,570	383,752

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hopewell Holdings, Ltd.	6,638	$18,671
Hopson Development Holdings, Ltd.	16,000	19,724
Huabao International Holdings, Ltd.	30,000	38,280
Hutchison Telecommunications Hong Kong Holdings, Ltd.	2,277	496
Hutchison Whampoa, Ltd.	46,423	286,021
Hysan Development Company, Ltd.	13,178	37,137
Kerry Properties, Ltd.	10,000	42,859
Kingboard Chemical Holdings, Ltd.	16,228	69,465
Lee & Man Paper Manufacturing, Ltd.	36,000	26,395
Li & Fung, Ltd.	48,829	219,206
Li Ning Company, Ltd.	15,500	50,735
Lifestyle International Holdings, Ltd.	4,500	8,728
Mongolia Energy Company, Ltd. (I)	65,000	22,767
MTR Corp., Ltd.	32,874	112,432
New World Development Company, Ltd.	57,865	93,476
Nine Dragons Paper Holdings, Ltd.	44,000	59,473
Noble Group, Ltd.	60,890	73,524
NWS Holdings, Ltd.	9,321	16,682
Orient Overseas International, Ltd. (I)	1,938	13,721
Parkson Retail Group, Ltd.	36,500	61,615
PCCW, Ltd.	87,000	25,253
Poly Hong Kong Investment, Ltd.	46,000	45,042
Renhe Commercial Holdings Compnay, Ltd.	160,000	33,161
Shandong Weigao Group Medical Polymer Company, Ltd.	8,000	34,853
Shanghai Industrial Holdings, Ltd.	14,000	55,445
Shangri-La Asia, Ltd.	15,953	29,724
Shimao Property Holdings, Ltd., GDR	45,000	69,834
Sino Land Company, Ltd.	22,607	40,381
Sino-Forest Corp. (I)	4,600	65,378
Sino-Ocean Land Holdings, Ltd.	86,100	61,566
Sinofert Holdings, Ltd. (I)	54,000	21,185
Sinotruk Hong Kong, Ltd.	18,000	14,282
Skyworth Digital Holdings, Ltd.	38,000	25,042
Soho China, Ltd.	66,000	38,195
Sun Hung Kai Properties, Ltd.	30,550	415,754
Swire Pacific, Ltd.	20,000	226,616
Television Broadcasting Company, Ltd.	6,000	27,845
The Link	32,668	80,825
Wharf Holdings, Ltd.	29,000	141,670
Wheelock and Company, Ltd.	17,000	47,878
Wing Hang Bank, Ltd.	3,500	34,268
Yue Yuen Industrial Holdings, Ltd.	8,000	24,803

		9,251,171
Hungary - 0.10%
Gedeon Richter Rt.	298	52,698
Magyar Telekom Rt.	10,442	28,502
MOL Magyar Olaj & Gazipari Rt. (I)	1,197	98,796
OTP Bank Rt. (I)(L)	6,154	123,869

		303,865
India - 1.99%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	2,151	66,358
Grasim Industries, Ltd., ADR	481	18,928
ICICI Bank, Ltd., SADR	22,534	814,379
Infosys Technologies, Ltd., ADR (L)	29,972	1,795,623
Larsen & Toubro, Ltd., ADR	11,352	442,140
Ranbaxy Laboratories, Ltd., ADR (I)	2,771	27,544
Reliance Capital, Ltd. (I)	2,246	36,885
Reliance Communication, Ltd., ADR	31,056	132,597
Reliance Energy, Ltd., ADR	708	54,924
Reliance Industries, Ltd., ADR (L)	37,181	1,736,353
Reliance Natural Resources, Ltd., ADR (I)	8,582	24,372
Satyam Computer Services, Ltd., ADR (I)	7,380	$37,933
State Bank of India, GDR	1,611	160,939
Tata Communications, Ltd., ADR (L)	900	9,918
Tata Motors, Ltd., SADR (L)	10,789	185,463
Wipro, Ltd., ADR (L)	20,055	240,660

		5,785,016
Indonesia - 0.58%
Adaro Energy Tbk	129,500	28,103
Aneka Tambang Tbk PT	142,375	30,020
Astra Agro Lestari Tbk PT	4,842	10,224
Astra International Tbk PT	49,517	260,656
Bank Central Asia Tbk PT	305,726	197,626
Bank Danamon Indonesia Tbk PT	86,928	51,076
Bank Mandiri Tbk PT	189,622	123,464
Bank Pan Indonesia Tbk PT (I)	16,560	1,847
Bank Rakyat Indonesia Tbk PT	139,999	141,405
Bumi Resources Tbk PT	451,220	92,186
Gudang Garam Tbk PT	13,000	48,469
Indocement Tunggal Prakarsa Tbk PT	27,013	46,526
Indofood Sukses Makmur Tbk PT (I)	130,595	58,958
Indosat Tbk PT (I)	23,500	12,677
Indosat Tbk PT, ADR (I)	227	6,161
International Nickel Indonesia Tbk PT	77,500	31,532
Perusahaan Gas Negara Tbk PT	279,515	118,189
PT Indo Tambangray	5,500	22,380
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,000	34,230
Semen Gresik Persero Tbk PT	12,360	11,821
Tambang Batubara Bukit Asam Tbk PT	21,000	39,620
Telekomunikasi Indonesia Tbk PT	173,500	146,255
Truba Alam Manunggal Engineering PT (I)	157,500	1,708
Unilever Indonesia Tbk PT	43,000	79,906
United Tractors Tbk PT	40,120	81,930

		1,676,969
Ireland - 0.36%
Allied Irish Banks PLC - London Exchange (I)	18,310	19,771
Anglo Irish Bank Corp. PLC	15,416	2,927
Bank of Ireland (I)	52,722	43,352
C&C Group PLC	220	865
CRH PLC	1,470	30,768
CRH PLC - London Exchange	15,186	308,823
Elan Corp. PLC	1,399	6,336
Experian PLC	26,759	231,691
Greencore Group PLC	6	9
Kerry Group PLC - London Exchange	3,278	91,050
Ryanair Holdings PLC, SADR (I)	1,203	32,589
Shire PLC	14,362	291,925

		1,060,106
Israel - 0.59%
Alvarion, Ltd., ADR (I)	544	1,099
Audio Codes, Ltd. (I)	632	1,561
Bank Hapoalim, Ltd. (I)	25,834	92,810
Bank Leumi Le-Israel, Ltd. (I)	23,381	83,061
Bezek Israeli Telecommunications Corp., Ltd.	32,563	71,238
Cellcom Israel, Ltd.	797	19,884
Cellcom Israel, Ltd.	1,068	26,700
Check Point Software Technologies, Ltd. (I)	100	2,948
Delek Group, Ltd.	32	6,655
Delek Real Estate, Ltd. (I)	14,511	5,629
Discount Investment Corp.	101	1,602
Elbit Systems, Ltd.	219	11,108
Given Imaging Corp., ADR (I)	85	1,328
Israel Chemicals, Ltd.	12,706	132,503
Israel Corp., Ltd. (I)	23	14,240

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Israel Discount Bank, Ltd. (I)	6,779	$11,440
Makhteshim-Agam Industries, Ltd.	9,357	31,181
Mizrahi Tefahot Bank, Ltd. (I)	3,560	25,870
Nice Systems, Ltd. (I)	1,795	44,580
Ormat Industries, Ltd.	1,960	14,535
Partner Communications Company, Ltd.	2,436	37,454
RADWARE, Ltd., ADR (I)	269	5,506
Syneron Medical, Ltd., ADR (I)	462	4,749
Teva Pharmaceutical Industries, Ltd.	20,468	1,067,999

		1,715,680
Italy - 1.86%
A2A SpA	13,168	17,852
Assicurazioni Generali SpA	26,282	458,630
Autogrill SpA (I)	1,731	20,726
Autostrade SpA (L)	6,130	108,676
Banca Carige SpA	7,526	14,715
Banca Intesa SpA	17,851	35,531
Banca Monte dei Paschi di Siena SpA (I)	68,923	78,036
Banca Popolare di Milano SpA	13,680	56,447
Banche Popolari Unite SpA	15,304	131,680
Banco Popolare Societa Cooperativa	11,220	61,660
Beni Stabili SpA (I)	2,730	2,070
Enel SpA (L)	151,832	642,325
Eni SpA	57,334	1,052,487
Exor SpA	1,040	17,522
Fiat SpA	16,787	172,768
Finmeccanica SpA	11,319	117,459
Intesa Sanpaolo SpA	178,828	470,923
Luxottica Group SpA	3,733	89,940
Mediaset SpA	20,023	114,005
Mediobanca SpA (I)	13,518	100,757
Mediolanum SpA	2,659	10,405
Mondadori (Arnoldo) Editore SpA (I)	29	84
Parmalat SpA	30,411	70,646
Pirelli & Company SpA	40,861	22,579
Prysmian SpA	2,628	37,753
Saipem SpA	5,545	168,517
Snam Rete Gas SpA	31,977	127,123
Telecom Italia SpA	199,367	219,739
Telecom Italia SpA, RSP	163,242	148,755
Terna Rete Elettrica Nazionale SpA	22,829	82,217
UniCredit Italiano SpA	337,742	749,687

		5,401,714
Japan - 15.09%
Acom Company, Ltd.	273	3,518
Advantest Corp.	2,820	59,050
AEON Company, Ltd.	14,296	151,732
AEON Credit Service Company, Ltd.	2,023	17,942
Aeon Mall Company, Ltd.	4,100	81,354
Air Water, Inc.	2,000	21,872
Aisin Seiki Company, Ltd.	4,421	119,442
Ajinomoto Company, Inc.	14,695	133,071
Alfresa Holdings Corp.	600	28,943
All Nippon Airways Company, Ltd. (I)	8,285	26,215
Amada Company, Ltd.	4,171	27,391
Aozora Bank, Ltd.	10,000	12,994
Asahi Breweries, Ltd.	8,699	147,045
Asahi Glass Company, Ltd.	25,809	240,808
Asahi Kasei Corp.	28,037	146,738
ASATSU-DK, Inc.	52	1,323
Astellas Pharma, Inc.	10,805	361,347
Bank of Kyoto, Ltd.	6,000	49,272
Bank of Yokohama, Ltd.	27,684	126,404
Benesse Holdings, Inc.	1,046	$47,637
Bridgestone Corp.	16,247	257,567
Brother Industries, Ltd.	4,300	44,770
Canon, Inc.	23,626	880,850
Casio Computer Company, Ltd.	2,767	16,576
Central Glass Company, Ltd.	114	449
Central Japan Railway Company, Ltd.	39	321,180
Chiba Bank, Ltd.	23,104	139,191
Chubu Electric Power Company, Inc.	15,923	394,790
Chugai Pharmaceutical Company, Ltd.	3,984	70,354
Chugoku Bank, Ltd.	3,000	35,361
Chugoku Electric Power Company, Inc.	6,400	132,052
Chuo Mitsui Trust Holdings, Inc.	13,990	49,267
Circle K Sunkus Company, Ltd.	88	1,127
Citizen Watch Company, Ltd.	2,965	18,034
Cosmo Oil Company, Ltd.	10,000	24,039
Credit Saison Company, Ltd.	1,809	18,712
Dai Nippon Printing Company, Ltd.	15,047	173,881
Daicel Chemical Industries, Ltd.	6,000	40,467
Daido Steel Company, Ltd.	3,000	12,874
Daihatsu Motor Company, Ltd.	4,000	37,133
Daiichi Sankyo Company, Ltd.	17,028	304,522
Daikin Industries, Ltd.	5,185	158,248
Dainippon Screen Manufacturing Company, Ltd. (I)	762	3,458
Dainippon Sumitomo Pharma Company, Ltd.	3,500	26,901
Daito Trust Construction Company, Ltd.	1,581	89,376
Daiwa House Industry Company, Ltd.	15,285	137,697
Daiwa Securities Group, Inc.	43,649	183,619
Dena Company, Ltd.	1,500	39,558
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	35,090
Denso Corp.	12,178	336,697
Dentsu, Inc.	4,200	110,848
Dowa Holdings Company, Ltd.	223	1,074
East Japan Railway Company	8,300	553,280
Eisai Company, Ltd.	5,548	183,539
Electric Power Development Company, Ltd.	2,400	76,242
Elpida Memory, Inc. (I)(L)	3,300	50,984
FamilyMart Company, Ltd.	740	24,389
Fanuc, Ltd.	4,521	507,211
Fast Retailing Company, Ltd.	1,034	156,065
Fuji Electric Holdings Company, Ltd.	3,580	10,238
Fuji Heavy Industries, Ltd. (I)	14,000	74,740
Fuji Television Network, Inc.	3	4,311
FUJIFILM Holdings Corp.	11,133	320,252
Fujitsu, Ltd.	46,379	291,371
Fukuoka Financial Group, Inc.	13,000	53,918
Furukawa Electric Company, Ltd.	9,000	39,533
GS Yuasa Corp. (L)	4,000	26,116
Gunma Bank	7,523	39,795
Hankyu Hanshin Holdings, Inc.	28,600	125,847
Hino Motors, Ltd.	1,114	5,479
Hirose Electric Company, Ltd.	717	65,464
Hisamitsu Pharmaceutical Company, Inc.	1,200	47,614
Hitachi Chemical, Ltd.	1,316	24,432
Hitachi Construction Machinery Company, Ltd.	2,157	39,846
Hitachi High-Technologies Corp.	1,700	31,291
Hitachi Metals, Ltd.	2,000	20,299
Hitachi, Ltd. (I)	110,882	402,112
Hokkaido Electric Power Company, Inc.	2,332	50,201
Hokuhoku Financial Group, Inc.	12,866	23,593
Hokuriku Electric Power Company	2,700	59,183
Honda Motor Company, Ltd.	36,638	1,064,023
Hoya Corp.	9,008	191,275

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ibiden Company, Ltd.	1,800	$48,527
Idemitsu Kosan Company, Ltd.	300	22,532
Inpex Corp.	19	105,602
Isetan Mitsukoshi Holdings, Ltd.	6,276	61,189
Ishikawajima-Harima Heavy Industries Company, Ltd.	15,866	25,337
Isuzu Motors, Ltd.	30,000	89,580
IT Holdings Corp.	17	202
Itochu Corp.	37,998	296,266
Itochu Techno-Science Corp.	252	9,132
Iyo Bank, Ltd.	10,000	92,880
J Front Retailing Company, Ltd.	9,000	43,440
JAFCO Company, Ltd.	247	5,423
Japan Real Estate Investment Corp.	7	57,089
Japan Retail Fund Investment Corp.	16	19,453
Japan Tobacco, Inc.	112	348,190
JFE Holdings, Inc.	9,938	306,804
JGC Corp.	3,114	47,208
Joyo Bank, Ltd.	9,047	35,927
JS Group Corp.	5,784	110,430
JSR Corp.	2,867	48,071
Jupiter Telecommunications Company, Ltd.	20	19,061
JX Holdings, Inc. (I)	49,000	239,510
Kajima Corp.	14,809	33,416
Kamigumi Company, Ltd.	3,466	26,637
Kaneka Corp.	6,000	34,793
Kansai Electric Power Company, Ltd.	18,422	449,779
Kansai Paint Company, Ltd.	2,762	23,637
Kao Corp.	11,738	275,934
Kawasaki Heavy Industries, Ltd.	21,037	51,054
Kawasaki Kisen Kaisha, Ltd. (I)	9,933	40,190
KDDI Corp.	63	299,256
Keihin Electric Express Railway Company, Ltd.	8,933	78,838
Keio Corp.	8,285	53,356
Keisei Electric Railway Company, Ltd.	3,000	16,711
Keyence Corp.	952	218,997
Kikkoman Corp.	1,762	18,467
Kintetsu Corp.	40,208	122,590
Kirin Holdings Company, Ltd.	21,104	265,766
Kobe Steel Company, Ltd.	56,483	107,856
Koito Manufacturing Company, Ltd.	2,000	29,370
Komatsu, Ltd.	23,270	420,490
Komori Corp.	105	1,011
Konami Corp.	557	8,779
Konica Minolta Holdings, Inc.	10,109	97,282
Koyo Seiko Company, Ltd.	2,457	22,657
Kubota Corp.	29,218	223,120
Kuraray Company, Ltd.	6,200	72,396
Kurita Water Industries, Ltd.	1,981	54,109
Kyocera Corp.	4,062	328,022
Kyowa Hakko Kogyo Company, Ltd.	4,862	46,182
Kyushu Electric Power Company, Inc.	8,469	189,916
Lawson, Inc.	869	37,980
Mabuchi Motor Company, Ltd.	282	12,911
Makita Corp.	1,557	41,535
Marubeni Corp.	42,798	219,228
Marui Company, Ltd.	2,436	16,413
Matsui Securities Company, Ltd.	2,100	12,800
Matsushita Electric Industrial Company, Ltd.	47,007	586,969
Matsushita Electric Works, Ltd.	7,819	76,507
Mazda Motor Corp.	49,000	114,394
McDonald’s Holdings Company (Japan), Ltd.	1,100	24,641
Mediceo Holdings Company, Ltd.	2,900	34,496
MEIJI Holdings Company, Ltd.	1,200	49,032
Minebea Company, Ltd.	5,523	$30,449
Mitsubishi Chemical Holdings Corp.	25,500	116,122
Mitsubishi Corp.	30,344	632,303
Mitsubishi Electric Corp.	48,027	374,078
Mitsubishi Estate Company, Ltd.	29,218	405,666
Mitsubishi Gas & Chemicals Company, Inc.	7,000	33,921
Mitsubishi Heavy Industries, Ltd.	77,063	264,683
Mitsubishi Materials Corp. (I)	13,980	37,317
Mitsubishi Motors Corp. (I)	90,000	113,882
Mitsubishi UFJ Financial Group	284,400	1,289,231
Mitsubishi UFJ Lease & Finance Company, Ltd.	660	22,219
Mitsui & Company, Ltd.	41,889	492,467
Mitsui Chemicals, Inc.	6,990	19,407
Mitsui Engineering & Shipbuilding Company, Ltd.	8,638	17,390
Mitsui Fudosan Company, Ltd.	20,752	290,121
Mitsui Mining & Smelting Company, Ltd.	7,990	21,161
Mitsui O.S.K. Lines, Ltd.	25,513	168,370
Mitsui Sumitomo Insurance Group Holdings	13,100	279,647
Mitsumi Electric Company, Ltd.	899	15,297
Mizuho Financial Group, Inc. (L)	306,100	502,408
Mizuho Trust & Banking Company, Ltd. (I)	33,000	28,348
Murata Manufacturing Company, Ltd.	4,296	204,609
Namco Bandai Holdings, Inc.	3,367	29,541
NEC Corp.	61,617	159,056
NEC Electronics Corp. (I)	52	445
NGK INSULATORS, Ltd.	4,171	64,843
NGK Spark Plug Company, Ltd.	1,762	21,838
NHK Spring Company, Ltd.	1,000	9,169
NICHIREI Corp.	466	1,956
Nidec Corp.	2,886	241,714
Nikon Corp.	7,219	124,432
Nintendo Company, Ltd.	2,292	667,651
Nippon Building Fund, Inc.	13	102,756
Nippon Electric Glass Company, Ltd.	11,000	125,182
Nippon Express Company, Ltd.	11,809	53,136
Nippon Meat Packers, Inc.	2,000	24,729
Nippon Paper Group, Inc.	1,500	41,522
Nippon Sheet Glass Company, Ltd.	8,171	19,895
Nippon Steel Corp.	124,536	412,765
Nippon Telegraph & Telephone Corp.	12,600	514,446
Nippon Yusen Kabushiki Kaisha	25,923	94,139
Nishi-Nippon City Bank, Ltd.	4,000	11,514
Nissan Chemical Industries, Ltd.	1,762	19,706
Nissan Motor Company, Ltd. (I)	59,790	414,477
Nissha Printing Company, Ltd.	400	10,697
Nisshin Seifun Group, Inc.	1,614	18,260
Nisshin Steel Company	7,047	11,255
Nissin Food Products Company, Ltd.	916	33,721
Nitori Company, Ltd.	468	40,282
Nitto Denko Corp.	4,832	157,652
NKSJ Holdings, Inc. (I)	38,000	225,340
NOK Corp.	1,492	23,683
Nomura Holdings, Inc.	81,207	444,562
Nomura Real Estate Holdings, Inc.	2,300	28,862
Nomura Real Estate Office Fund, Inc.	2	9,948
Nomura Research Institute, Ltd.	1,311	27,716
NSK, Ltd.	6,000	41,734
NTN Corp.	4,228	17,295
NTT Data Corp.	31	114,357
NTT DoCoMo, Inc.	366	553,476
Obayashi Corp.	15,638	61,714
Odakyu Electric Railway Company, Ltd.	14,695	125,792
Oji Paper Company, Ltd.	21,809	106,672

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Okumura Corp.	114	$416
Olympus Corp.	4,866	115,177
Omron Corp.	3,261	70,524
Ono Pharmaceutical Company, Ltd.	1,200	48,741
Oracle Corp.	752	36,948
Oriental Land Company, Ltd.	793	66,246
ORIX Corp. (L)	2,746	199,450
Osaka Gas Company, Ltd.	43,845	158,335
Otsuka Corp.	100	6,366
Q.P. Corp.	87	999
Rakuten, Inc.	165	119,161
Resona Holdings, Inc.	11,000	133,806
Ricoh Company, Ltd.	17,399	221,130
Rinnai Corp.	652	33,425
Rohm Company, Ltd.	2,827	168,843
Sankyo Company, Ltd.	793	35,816
Santen Pharmaceutical Company, Ltd.	1,200	43,182
Sanyo Electric Company, Ltd. (I)	24,151	31,101
Sapporo Hokuyo Holdings, Inc.	5,600	24,713
Sapporo Holdings, Ltd.	2,466	10,605
SBI Holdings, Inc.	304	37,686
Secom Company, Ltd.	4,590	203,804
SEGA SAMMMY HOLDINGS, Inc.	3,492	49,989
Seiko Epson Corp.	2,700	34,606
Sekisui Chemical Company, Ltd.	5,228	32,619
Sekisui House, Ltd.	16,638	142,637
Senshu Ikeda Holdings, Inc.	9,400	13,602
Seven & I Holdings Company, Ltd.	18,281	419,444
Sharp Corp.	21,218	223,381
Shikoku Electric Power Company, Inc.	2,700	77,206
Shimadzu Corp.	5,000	37,494
Shimamura Company, Ltd.	276	24,862
Shimano, Inc.	1,069	45,792
Shimizu Corp.	7,695	26,313
Shin-Etsu Chemical Company, Ltd.	9,911	461,082
Shinko Electric Industries Company, Ltd.	1,600	20,749
Shinko Securities Company, Ltd.	12,000	26,597
Shinsei Bank, Ltd. (I)(L)	9,094	7,675
Shionogi & Company, Ltd.	6,823	141,157
Shiseido Company, Ltd.	10,023	220,464
Shizuoka Bank, Ltd.	18,342	159,881
Showa Denko KK	23,000	41,595
Showa Shell Sekiyu KK	3,800	26,236
SMC Corp.	1,464	195,454
Softbank Corp.	18,688	493,953
Sojitz Holdings Corp.	15,191	23,791
Sony Corp.	22,142	589,380
Sony Financial Holdings, Inc.	11	36,782
Square Enix Company, Ltd.	600	11,031
Stanley Electric Company, Ltd.	1,808	29,926
Sumco Corp. (I)	2,300	38,299
Sumitomo Bakelite Company, Ltd.	762	3,740
Sumitomo Chemical Company, Ltd.	35,446	136,856
Sumitomo Corp.	27,666	275,554
Sumitomo Electric Industries, Ltd.	16,599	194,291
Sumitomo Heavy Industries, Ltd.	8,000	47,117
Sumitomo Metal Industries, Ltd.	73,577	165,956
Sumitomo Metal Mining Company, Ltd.	11,285	141,595
Sumitomo Mitsui Financial Group	28,600	807,398
Sumitomo Realty & Development Company, Ltd.	8,876	151,382
Suruga Bank, Ltd.	2,114	19,152
Suzuken Company, Ltd.	1,223	40,956
Suzuki Motor Corp.	7,900	155,098
Sysmex Corp.	500	28,394
T&D Holdings, Inc.	5,991	$127,875
Taiheiyo Cement Corp. (I)	8,809	11,118
Taisei Corp.	16,866	33,574
Taisho Pharmaceuticals Company, Ltd.	1,762	34,768
Taiyo Nippon Sanso Corp.	3,819	30,296
Takashimaya Company, Ltd.	6,000	47,737
Takeda Pharmaceutical Company, Ltd.	16,549	708,248
Tanabe Seiyaku Company, Ltd.	3,000	45,688
TDK Corp.	3,168	173,775
Teijin, Ltd.	12,104	35,943
Terumo Corp.	4,403	210,707
The 77th Bank, Ltd.	6,523	34,970
The Dai-ichi Life Insurance Company, Ltd.	173	237,917
The Hachijuni Bank, Ltd.	6,000	33,783
The Hiroshima Bank, Ltd.	8,000	31,900
The Japan Steel Works, Ltd.	5,000	44,027
The Sumitomo Trust & Banking Company, Ltd.	31,446	159,967
The Tokyo Electric Power Company, Inc.	26,867	731,388
THK Company, Ltd.	1,481	30,618
Tobu Railway Company, Ltd.	11,752	63,208
Toho Company, Ltd.	2,300	37,917
Toho Gas Company, Ltd.	6,000	32,005
Tohoku Electric Power Company, Inc.	9,480	203,551
Tokio Marine Holdings, Inc.	17,700	463,644
Tokuyama Corp.	2,000	8,778
Tokyo Electron, Ltd.	4,432	239,344
Tokyo Gas Company, Ltd.	50,835	232,411
Tokyo Steel Manufacturing Company, Ltd.	900	10,418
Tokyo Tatemono Company, Ltd.	6,000	18,395
Tokyu Corp.	28,866	117,591
Tokyu Land Corp.	5,171	18,105
TonenGeneral Sekiyu KK	4,171	36,043
Toppan Printing Company, Ltd.	13,990	110,982
Toray Industries, Inc. (L)	29,389	141,017
Toshiba Corp. (I)	97,711	485,449
Toto, Ltd.	3,171	21,121
Toyo Seikan Kaisha, Ltd.	2,009	29,153
Toyo Suisan Kaisha, Ltd.	705	16,778
Toyobo Company, Ltd.	933	1,554
Toyoda Gosei Company, Ltd.	1,300	32,217
Toyota Boshoku Corp.	1,400	20,435
Toyota Industries Corp.	4,490	113,950
Toyota Motor Corp.	61,047	2,099,368
Toyota Tsusho Corp.	3,500	50,120
Trend Micro, Inc.	1,733	46,721
Tsumura & Company, Ltd.	1,200	36,778
Ube Industries, Ltd.	18,037	42,742
Unicharm Corp.	1,058	119,145
UNY Company, Ltd.	1,862	14,139
Ushio, Inc.	2,257	34,846
USS Company, Ltd.	550	39,258
Wacoal Corp.	57	690
West Japan Railway Company, Ltd.	38	138,905
Yahoo! Japan Corp.	332	131,949
Yakult Honsha Company, Ltd.	1,300	35,290
Yamada Denki Company, Ltd.	1,676	109,410
Yamaguchi Financial Group, Inc.	3,000	28,611
Yamaha Corp.	1,926	19,561
Yamaha Motor Company, Ltd. (I)	6,591	86,995
Yamato Transport Company, Ltd.	9,080	120,159
Yamazaki Baking Company, Ltd.	1,409	19,025
Yaskawa Electric Corp.	5,000	37,036

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	4,600	$28,342

		43,942,314
Korea - 0.04%
Korea Life Insurance Company Ltd.	4,330	30,077
LG Innotek Company, Ltd.	210	27,638
Seoul Semiconductor Company, Ltd.	720	25,411
Sk C&c Company, Ltd.	340	23,126

		106,252
Luxembourg - 0.33%
ArcelorMittal	18,915	503,065
Millicom International Cellular SA	1,329	107,254
Reinet Investments SCA (I)	1,493	20,961
Reinet Investments SCA SADR (I)	1,000	1,417
SES SA	7,758	161,143
Tenaris SA	9,937	172,456

		966,296
Macau - 0.04%
Sands China, Ltd. (I)	37,200	54,606
Wynn Macau, Ltd. (I)	34,972	57,213

		111,819
Malaysia - 0.71%
Alliance Financial Group BHD	9,600	8,710
AMMB Holdings BHD	42,662	65,428
Asiatic Development BHD	10,500	21,525
Berjaya Corp. BHD	3,580	1,438
Berjaya Corp. BHD	35,800	13,926
Berjaya Sports Toto BHD	5,742	7,552
British American Tobacco Malaysia BHD	2,000	27,026
Bursa Malaysia BHD	6,400	13,857
Commerce Asset Holdings BHD	82,500	177,721
Digi.Com BHD	9,000	63,695
Gamuda BHD	39,100	38,325
Genting BHD	65,600	143,654
Hong Leong Bank BHD	12,100	31,988
Hong Leong Credit BHD	8,300	21,459
IJM Corp. BHD	45,320	68,623
IOI Corp. BHD	83,169	128,216
KNM Group BHD (I)	76,950	12,054
Kuala Lumpur Kepong BHD	12,100	61,166
Lafarge Malayan Cement BHD	4,470	9,347
Malayan Banking BHD	78,542	182,345
Maxis BHD	35,100	57,135
MISC BHD	32,040	84,717
MMC Corp. BHD	1,400	1,023
Multi-Purpose Holdings BHD	5,170	3,235
Parkson Holdings BHD	9,999	16,769
Petronas Dagangan BHD	1,400	4,048
Petronas Gas BHD	12,000	36,550
PLUS Expressways BHD	18,900	19,829
PPB Group BHD	12,900	63,419
Public Bank BHD	988	3,618
Public Bank BHD - Foreign Market Shares	24,000	88,289
Resorts World BHD	53,400	44,850
RHB Capital BHD	2,600	4,703
Sime Darby BHD	66,746	164,367
SP Setia BHD	34,200	44,037
Tanjong PLC	4,600	24,678
Telekom Malaysia BHD	17,100	17,572
Tenaga Nasional BHD	44,900	116,315
TM International BHD (I)	57,100	68,664
UEM Land Holdings BHD (I)	24,750	11,065
UMW Holdings BHD	21,400	41,788
YTL Corp. BHD	19,196	$43,760
YTL Power International BHD	20,937	14,259

		2,072,745
Mexico - 1.04%
Alfa SA de CV	8,702	65,260
America Movil SAB de CV, Series L	433,472	1,025,608
Cemex SA de CV (I)	220,750	214,041
Coca-Cola Femsa SAB de CV, Series L	6,253	39,226
Desarrolladora Homex SA de CV (I)	4,000	16,810
Fomento Economico Mexicano SA de CV	51,855	224,572
Fresnillo PLC	2,849	41,160
Grupo Aeroportuario del Pacifico SA de CV, Series B	9,900	28,882
Grupo Bimbo SA de CV	9,458	68,011
Grupo Carso SA de CV	11,593	37,057
Grupo Elektra SA de CV	1,900	76,100
Grupo Financiero Banorte SA de CV	28,753	108,938
Grupo Financiero Inbursa SA de CV	14,778	48,563
Grupo Mexico SAB de CV, Series B	90,717	215,341
Grupo Modelo SA	13,617	67,258
Grupo Televisa SA	49,383	172,590
Industrias Penoles SA de CV	1,998	39,048
Kimberly-Clark de Mexico SA de CV	14,100	81,887
Mexichem SAB de CV	13,992	36,243
Telefonos de Mexico SA de CV	124,866	88,728
Urbi Desarrollos Urbanos SA de CV (I)	11,100	20,598
Wal-Mart de Mexico SA de CV, Series V	138,158	306,055

		3,021,976
Netherlands - 1.83%
Aegon NV (I)	37,270	199,657
Akzo Nobel NV	5,796	299,816
ASML Holding NV	10,089	277,059
Corio NV	1,686	81,904
Delta Lloyd NV	1,789	29,919
Fugro NV	1,258	57,520
Heineken Holding NV	2,014	73,476
Heineken NV	5,788	245,350
ING Groep NV (I)	83,399	619,194
Koninklijke (Royal) KPN NV	38,482	491,371
Koninklijke Ahold NV	25,681	318,040
Koninklijke Boskalis Westinster NV	2,252	87,687
Koninklijke DSM NV	3,798	150,892
Koninklijke Philips Electronics NV	21,274	634,122
Koninklijke Vopak NV	1,380	50,644
Randstad Holdings NV (I)	2,339	92,066
Reed Elsevier NV	17,712	195,393
SBM Offshore NV	3,388	48,350
TNT NV (L)	8,973	226,158
Unilever NV	36,994	1,008,652
Wolters Kluwer NV	7,249	138,324

		5,325,594
New Zealand - 0.08%
Auckland International Airport, Ltd.	70,705	90,375
Contact Energy, Ltd. (I)	3,301	12,852
Fletcher Building, Ltd.	14,468	77,468
Sky City Entertainment Group, Ltd.	25,517	49,736

		230,431
Norway - 0.45%
Aker Solutions ASA	3,694	42,312
DnB NOR ASA	20,287	195,208
Norsk Hydro ASA (L)	15,646	70,404
Orkla ASA	17,208	110,151

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Renewable Energy Corp. ASA (I)	12,490	$29,342
Statoil ASA	26,708	515,114
Telenor ASA	18,009	226,167
Yara International ASA	4,291	120,066

		1,308,764
Peru - 0.15%
Compania de Minas Buenaventura SA	2,698	104,607
Compania de Minas Buenaventura SA, ADR	2,231	85,760
Credicorp SA	1,295	118,428
Credicorp, Ltd., ADR	76	6,908
Southern Peru Copper Corp.	4,256	113,848

		429,551
Philippines - 0.12%
Ascendas Real Estate Investment Trust	21,469	27,712
Ayala Corp.	3,611	25,214
Ayala Land, Inc.	90,600	25,604
Banco De Oro	12,831	13,114
Bank of the Philippine Islands	59,072	57,420
Filinvest Land, Inc.	112,500	2,288
Globe Telecommunications, Inc.	140	2,680
Jollibee Foods Corp.	8,000	12,067
Manila Electric Company	13,252	52,466
Metropolitan Bank & Trust Company	12,400	16,502
Philippine Long Distance Telephone Company	1,220	62,576
PNOC Energy Development Corp.	36,498	3,495
SM Investments Corp.	3,768	33,838
SM Prime Holdings, Ltd.	56,916	13,247

		348,223
Poland - 0.28%
Asseco Poland SA PDA	664	10,501
Bank Handlowy w Warszawie SA	731	15,813
Bank Millennium SA (I)	8,840	11,030
Bank Pekao SA	2,951	134,442
Bank Zachodni WBK SA	356	20,153
Bioton SA (I)	22,883	1,334
Boryszew SA (I)	2,580	1,518
BRE Bank SA (I)	292	19,351
BRE Bank SA (Allotment Shares)	121	8,019
Cyfrowy Polsat SA (I)	3,617	15,028
Firma Oponiarska Debica SA	118	2,278
Getin Holding SA (I)	9,766	27,078
Globe Trade Centre SA (I)	1,844	12,551
Grupa Lotos SA (I)	517	4,362
ING Bank Slaski SA (I)	121	26,679
KGHM Polska Miedz SA	2,775	71,665
PBG SA	67	4,101
Polish Oil & Gas Company	41,082	39,670
Polska Grupa Energetyczna SA (I)	7,645	47,081
Polski Koncern Naftowy Orlen SA (I)	8,548	88,643
Powszechna Kasa Oszczednosci Bank Polski SA	15,367	163,729
Sygnity SA (I)	64	248
Telekomunikacja Polska SA	17,687	74,282
TVN SA	1,422	6,623

		806,179
Portugal - 0.18%
Banco Comercial dos Acores SA (L)	30,130	22,586
Banco Espirito Santo SA	10,883	42,886
Brisa Auto Estrada SA	9,466	57,283
Cimpor-Cimentos De Portugal SA	5,397	29,992
Electricidade de Portugal SA	46,778	138,122
Galp Energia SGPS SA	3,842	57,367
Jeronimo Martins SGPS SA	2,898	$26,423
Portugal Telecom SGPS SA (L)	15,439	153,037

		527,696
Russia - 1.45%
Comstar United Telesystems, GDR (I)	2,028	12,371
Federal Grid Company Unified Energy System JSC, GDR (I)	1,087	5,832
Gazprom OAO, SADR	73,456	1,381,707
JSC MMC Norilsk Nickel, ADR	20,998	304,891
Lukoil OAO, ADR (L)	14,541	748,862
Mechel, SADR	2,833	51,391
Mobile TeleSystems, SADR	10,817	207,254
NovaTek OAO, ADR	1,917	135,992
Novolipetsk Steel, ADR	1,448	37,648
Polyus Gold Company ZAO, SADR	4,774	131,524
Rosneft Oil Company (I)	38,621	235,088
Rostelecom, ADR (I)	549	11,858
Sberbank	1,396	350,699
Severstal, ADR (I)	4,250	41,650
Sibirtelecom, ADR (I)	3,704	42,966
Sistema JSFC, Reg. S, GDR	1,756	40,190
Surgutneftegaz SADR	17,404	73,967
Surgutneftegaz, ADR	13,350	117,881
Tatneft, ADR	4,533	127,831
UralsvyAzinform, ADR (I)	3,423	17,115
VolgaTelecom, ADR (I)	1,776	10,212
VTB Bank OJSC, GDR	21,911	103,638
Wimm-Bill-Dann Foods OJSC, ADR	1,068	19,010

		4,209,577
Singapore - 1.15%
Capitaland, Ltd.	63,412	161,686
CapitaMall Trust	59,850	77,894
CapitaMalls Asia, Ltd.	31,000	46,146
City Developments, Ltd.	10,285	81,060
ComfortDelGro Corp., Ltd.	41,731	43,224
Cosco Corp. Singapore, Ltd. (L)	33,000	34,633
DBS Group Holdings, Ltd.	40,526	392,949
Fraser and Neave, Ltd.	20,900	76,382
Genting Singapore PLC (I)	99,800	82,652
Golden Agri-Resources, Ltd.	142,858	53,468
Jardine Cycle and Carriage, Ltd.	2,623	55,673
K-Green Trust (I)	6,196	4,649
Keppel Corp., Ltd.	30,980	186,670
Keppel Land, Ltd.	16,000	44,020
Neptune Orient Lines, Ltd. (I)	28,616	40,372
Olam International, Ltd.	34,457	63,094
Oversea-Chinese Banking Corp., Ltd.	56,833	357,501
SembCorp Industries, Ltd.	20,604	59,542
SembCorp Marine, Ltd.	23,293	63,681
Singapore Airlines, Ltd.	13,260	137,387
Singapore Airport Terminal Services, Ltd.	9,679	18,426
Singapore Exchange, Ltd.	20,399	106,740
Singapore Press Holdings, Ltd.	40,441	108,947
Singapore Technologies Engineering, Ltd.	33,798	79,037
Singapore Telecommunications, Ltd.	173,410	374,574
StarHub, Ltd.	21,000	33,703
Suntec Real Estate Investment Trust	809	760
United Overseas Bank, Ltd.	26,715	371,127
UOL Group, Ltd.	16,531	44,579
Wilmar International, Ltd.	32,000	130,945
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	25,773

		3,357,294

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Africa - 1.68%
ABSA Group, Ltd.	8,676	$136,471
Adcock Ingram Holdings, Ltd.	1,000	7,527
African Bank Investments, Ltd.	23,759	93,086
African Rainbow Minerals, Ltd.	3,461	72,316
Anglo Platinum, Ltd. (I)	1,472	138,510
AngloGold Ashanti, Ltd.	7,283	314,794
Aspen Pharmacare Holdings, Ltd. (I)	4,390	43,293
Aveng, Ltd.	9,037	40,291
Bidvest Group, Ltd.	7,302	115,477
Discovery Holdings, Ltd., ADR	6,145	28,009
FirstRand, Ltd.	58,792	137,116
Foschini, Ltd.	7,970	66,999
Gold Fields, Ltd.	16,520	222,451
Growthpoint Properties, Ltd.	27,417	55,023
Harmony Gold Mining Company, Ltd.	9,268	98,149
Hulamin, Ltd. (I)	107	141
Impala Platinum Holdings, Ltd.	11,591	268,703
Imperial Holdings, Ltd.	3,486	38,301
Investec, Ltd.	4,332	30,189
Kumba Iron Ore, Ltd.	2,436	100,532
Kumba Resources, Ltd.	2,723	38,847
Liberty Holdings, Ltd.	1,116	10,610
Massmart Holdings, Ltd.	5,254	80,444
Mittal Steel South Africa, Ltd.	2,574	25,309
MTN Group, Ltd.	34,339	450,167
Murray & Roberts Holdings, Ltd.	3,828	19,260
Naspers, Ltd.	8,295	278,794
Nedbank Group, Ltd.	5,487	85,304
Network Healthcare Holdings, Ltd. (I)	24,570	41,203
Northam Platinum, Ltd.	3,938	23,134
Pick’n Pay Stores, Ltd.	4,153	23,394
Pretoria Portland Cement Company, Ltd.	18,222	75,405
Redefine Income Fund, Ltd.	45,895	42,805
Remgro, Ltd.	9,871	121,183
Reunert, Ltd.	1,838	13,629
RMB Holdings, Ltd.	17,617	71,179
Sanlam, Ltd.	46,062	136,590
Sappi, Ltd. (I)	18,486	70,842
Sasol, Ltd.	12,571	446,237
Shoprite Holdings, Ltd.	10,318	110,803
Standard Bank Group, Ltd.	25,388	335,833
Steinhoff International Holdings, Ltd. (I)	38,892	89,595
Telkom SA, Ltd.	5,430	26,608
Tiger Brands, Ltd.	4,860	107,195
Truworths International, Ltd.	10,550	73,360
Vodacom Group, Ltd.	6,961	52,870
Woolworths Holdings, Ltd.	14,552	45,180

		4,903,158
South Korea - 3.08%
Amorepacific Corp.	73	62,049
Asiana Airlines, Inc. (I)	566	4,449
Busan Bank	4,805	43,137
Celltrion, Inc. (I)	1,540	25,863
Cheil Industries, Inc.	1,080	82,732
CJ CheilJedang Corp.	135	24,668
Daegu Bank	2,820	31,998
Daelim Industrial Company, Ltd.	850	43,791
Daewoo Engineering & Construction Company, Ltd.	3,921	32,978
Daewoo International Corp.	1,547	39,053
Daewoo Securities Company, Ltd.	3,500	57,001
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	2,200	33,309
DC Chemical Company, Ltd.	380	76,627
Dongbu Insurance Company, Ltd.	960	$27,469
Dongkuk Steel Mill Company, Ltd.	1,370	24,338
Doosan Corp.	360	32,350
Doosan Heavy Industries and Construction Company, Ltd.	690	42,151
Doosan Infracore Company, Ltd. (I)	1,290	20,007
GLOVIS Company, Ltd.	300	32,678
GS Engineering & Construction Corp.	990	59,977
GS Holdings Corp.	1,190	37,097
Hana Financial Group, Inc.	4,810	127,397
Hanjin Heavy Industries & Construction Company, Ltd.	254	5,339
Hanjin Shipping Company, Ltd. (I)	228	6,845
Hanjin Shipping Holdings Company, Ltd. (I)	357	5,481
Hankook Tire Company, Ltd.	1,700	38,551
Hanwha Chemical Corp.	892	12,840
Hanwha Corp.	1,010	30,534
Hite Brewery Company, Ltd.	37	4,394
Hite Holdings Company, Ltd.	206	3,600
Honam Petrochemical Corp.	340	40,306
Hynix Semiconductor, Inc. (I)	11,220	227,510
Hyosung Corp.	550	34,855
Hyundai Department Store Company, Ltd.	420	40,120
Hyundai Development Company	790	17,569
Hyundai Engineering & Construction Company, Ltd.	1,090	50,158
Hyundai Heavy Industries Company, Ltd.	930	177,378
Hyundai Mipo Dockyard Company, Ltd.	270	28,359
Hyundai Mobis	1,500	251,215
Hyundai Motor Company, Ltd.	3,590	420,540
Hyundai Securities Company, Ltd.	2,644	24,960
Hyundai Steel Company	1,420	104,130
Industrial Bank of Korea	4,670	54,500
Kangwon Land, Inc.	2,090	31,511
KB Financial Group, Inc.	7,650	292,017
KB Financial Group, Inc., ADR	206	7,805
KCC Corp.	100	24,089
Kia Motors Corp.	5,220	138,504
Korea Electric Power Corp. (I)	5,980	153,023
Korea Electric Power Corp., SADR (I)	744	9,583
Korea Exchange Bank	4,900	49,867
Korea Gas Corp.	830	28,447
Korea Investment Holdings Company, Ltd.	1,090	27,612
Korea Line Corp. (I)	230	8,965
Korea Zinc Company, Ltd.	200	35,240
Korean Air Lines Company, Ltd. (I)	807	53,565
Korean Reinsurance Company, Ltd.	24	188
KT Corp.	3,117	114,589
KT Corp. SADR	266	5,099
KT&G Corp.	2,810	138,166
Kumho Industrial Company, Ltd. (I)	1,110	3,009
LG Chem, Ltd.	1,094	274,930
LG Corp.	2,370	127,104
LG Display Company, Ltd.	5,650	187,610
LG Display Company, Ltd., ADR	57	918
LG Electronics, Inc.	2,000	152,728
LG Household & Health Care, Ltd.	180	51,019
LG Telecom, Ltd.	5,871	36,482
Lotte Confectionery Company, Ltd.	4	4,169
Lotte Shopping Company, Ltd.	240	68,735
LS Cable, Ltd.	380	27,331
LS Industrial Systems Company, Ltd.	440	27,753
Mirae Asset Securities Company, Ltd.	285	12,487
NCSoft Corp.	320	52,756
NHN Corp. (I)	1,018	151,501

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
POSCO	1,515	$575,001
S-Oil Corp.	1,000	43,846
S1 Corp.	140	5,951
Samsung Card Company, Ltd.	900	36,365
Samsung Corp.	3,140	132,875
Samsung Electro-Mechanics Company, Ltd.	1,440	180,167
Samsung Electronics Company, Ltd.	2,545	1,597,974
Samsung Engineering Company, Ltd.	580	53,759
Samsung Fire & Marine Insurance Company, Ltd.	940	148,984
Samsung Heavy Industries Company, Ltd.	3,310	62,280
Samsung SDI Company, Ltd.	880	123,036
Samsung Securities Company, Ltd.	1,060	46,694
Samsung Techwin Company, Ltd.	797	68,536
Shinhan Financial Group Company, Ltd., SADR	175	12,779
Shinhan Financial Group Company, Ltd.	9,270	341,402
Shinsegae Company, Ltd.	354	152,813
SK Broadband Company, Ltd. (I)	4,618	22,530
SK Energy Company, Ltd.	1,507	133,698
SK Holdings Company, Ltd.	592	42,099
SK Networks Company, Ltd.	2,970	25,058
SK Telecom Company, Ltd.	920	120,495
SK Telecom Company, Ltd. ADR	657	9,678
STX Pan Ocean Company, Ltd.	2,370	21,653
Tong Yang Investment Bank	2,977	21,226
Woongjin Coway Company, Ltd.	1,060	35,436
Woori Finance Holdings Company, Ltd.	6,360	74,910
Woori Investment & Securities Company, Ltd.	1,860	23,748
Yuhan Corp.	190	23,735

		8,973,833
Spain - 2.30%
Abertis Infraestructuras SA	5,089	73,327
Acciona SA	627	47,618
Acerinox SA	2,601	40,322
ACS Actividades de Construccion y Servicios SA	3,810	139,339
Banco Bilbao Vizcaya Argentaria SA	78,714	812,052
Banco de Sabadell SA (L)	15,778	71,225
Banco de Valencia SA (I)	4,648	20,652
Banco Popular Espanol SA	19,492	99,396
Banco Santander SA	189,367	1,989,865
Bankinter SA (L)	3,875	23,545
Cintra Concesiones de Infraestructuras de Transporte SA	7,864	50,804
Criteria Caixacorp SA	24,975	102,220
EDP Renovaveis SA (I)	2,863	16,801
Enagas	4,243	63,766
Fomento de Construcciones SA	418	8,928
Gamesa Corporacion Tecnologica SA (I)	3,296	28,287
Gas Natural SDG SA	3,995	57,620
Gestevision Telecinco SA (L)	2,419	21,465
Grifols SA (L)	2,505	25,580
Iberdrola Renovables SA	20,197	63,097
Iberdrola SA	80,716	452,633
Iberia Lineas Aereas de Espana SA (I)	5,235	14,830
Inditex SA	4,665	264,577
Indra Sistemas SA	1,914	30,682
Mapfre SA	445	1,208
Mapfre SA (L)	13,839	37,560
Red Electrica De Espana	3,028	108,240
Repsol YPF SA	15,775	318,715
Telefonica SA	90,789	1,676,555
Zardoya Otis SA	2,551	$32,868

		6,693,777
Sweden - 1.73%
Alfa Laval AB	3,968	51,254
Assa Abloy AB, Series B	6,501	129,664
Atlas Copco AB, Series A	11,483	168,107
Atlas Copco AB, Series B	5,423	71,826
Boliden AB	6,000	66,452
Electrolux AB	4,995	114,021
Ericsson (LM), Series B	71,750	798,850
Getinge AB, Series B	3,600	69,665
Hennes & Mauritz AB, B Shares	21,636	594,937
Holmen AB, Series B	229	5,433
Husqvarna AB, B Shares	2,659	16,003
Investor AB, B Shares	7,800	126,242
Loomis AB	1,220	11,636
Modern Times Group AB, B Shares	1,132	61,745
Nordea Bank AB	68,581	565,640
Sandvik AB	15,393	187,372
Scania AB, Series B	5,700	86,893
Securitas AB, Series B	1,701	15,354
Skandinaviska Enskilda Banken AB, Series A	22,665	120,218
Skanska AB, Series B	6,841	98,752
SKF AB, B Shares	14,048	251,642
SSAB AB, Series A	1,427	19,126
SSAB AB, Series B	357	4,256
Svenska Cellulosa AB	9,724	114,380
Svenska Handelsbanken AB, Series A	13,761	337,041
Swedbank AB, Class A (I)	13,850	127,520
Swedish Match AB	9,347	203,627
Tele2 AB, Series B	1,743	26,059
Teliasonera AB	48,557	312,140
Volvo AB, Series A (I)	3,319	34,753
Volvo AB, Series B (I)	21,280	234,012

		5,024,620
Switzerland - 5.53%
ABB, Ltd. (I)	48,469	842,248
Actelion, Ltd. (I)	2,680	99,941
Adecco SA	3,024	142,680
Aryzta AG	1,920	73,677
Baloise Holding AG	1,167	81,197
Compagnie Financiere Richemont SA	12,213	424,898
Credit Suisse Group AG	24,753	930,311
GAM Holding, Ltd. (I)	6,086	66,346
Geberit AG	951	147,474
Givaudan AG	189	159,751
Holcim, Ltd.	5,770	386,227
Julius Baer Group, Ltd.	5,090	144,916
Kuehne & Nagel International AG	1,341	137,358
Lindt & Spruengli AG-PC	23	49,943
Lindt & Spruengli AG-REG	3	73,510
Logitech International SA (I)(L)	4,876	66,225
Lonza Group AG	1,227	81,680
Nestle SA	76,871	3,709,024
Nobel Biocare Holding AG	3,379	57,751
Novartis AG	48,199	2,338,444
Pargesa Holding SA, ADR	692	45,339
Roche Holdings AG	15,546	2,134,833
Schindler Holding AG - PC	1,370	115,196
Schindler Holding AG - REG	573	47,691
SGS SA	131	176,375
Sika AG	46	81,298
Sonova Holding AG	1,141	139,921

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Straumann Holding AG	206	$44,570
Swatch Group AG	1,096	56,047
Swiss Life Holding (I)	685	65,563
Swiss Reinsurance Company, Ltd.	8,146	335,095
Swisscom AG	571	193,446
Syngenta AG	2,259	521,647
The Swatch Group AG	746	208,778
UBS AG (I)	84,951	1,126,073
Unaxis Holding AG (I)	4,940	20,702
Zurich Financial Services AG	3,517	772,020

		16,098,195
Taiwan - 1.90%
Acer, Inc.	41,742	96,804
Advanced Semiconductor Engineering, Inc.	65,555	51,809
Advantech Company, Ltd.	6,541	13,348
Asia Cement Corp.	18,457	16,178
Asia Optical Company, Inc.	59	94
Asustek Computer, Inc.	9,636	71,085
AU Optronics Corp.	111,616	99,358
BenQ Corp. (I)	25,272	12,413
Catcher Technology Company, Ltd.	10,384	22,408
Cathay Financial Holdings Company, Ltd.	99,300	146,797
Chang Hwa Commercial Bank, Ltd.	74,000	33,706
Cheng Shin Rubber Industry Company, Ltd.	8,795	17,829
Cheng Uei Precision Industry Company, Ltd.	6,747	10,805
Chicony Electronics Company, Ltd.	9,000	19,970
China Airlines, Ltd. (I)	14,682	7,448
China Development Financial Holdings Corp. (I)	143,366	38,322
China Motor Company, Ltd. (I)	40	23
China Steel Corp.	209,730	193,108
Chinatrust Financial Holding Company, Ltd.	141,787	77,360
Chunghwa Picture Tubes, Ltd. (I)	63,000	4,083
Chunghwa Telecom Company, Ltd.	71,457	141,736
CMC Magnetics Corp. (I)	52,000	12,923
Compal Communications, Inc.	307	253
Compal Electronics, Inc.	58,909	70,233
Coretronic Corp.	17,000	24,968
D-Link Corp.	934	707
Delta Electronics, Inc.	27,475	87,951
E.Sun Financial Holding Company, Ltd. (I)	26,903	10,887
Epistar Corp.	11,828	30,594
Eternal Chemical Company, Ltd. (I)	11,198	10,693
EVA Airways Corp. (I)	13,601	7,978
Evergreen Marine Corp. (I)	22,000	13,875
Everlight Electronics Company, Ltd.	4,356	11,137
Far Eastern Department Stores Company, Ltd.	14,059	11,448
Far Eastern New Century Corp.	44,451	45,800
Far EasTone Telecommunications Company, Ltd.	18,927	23,331
Feng Hsin Iron & Steel Co., Ltd.	12,000	15,782
Firich Enterprises Co., Ltd.	387	723
First Financial Holding Company, Ltd. (I)	73,816	40,637
Formosa Chemicals & Fibre Corp.	46,350	105,934
Formosa Petrochemical Corp.	18,990	45,813
Formosa Plastic Corp. (I)	58,700	123,394
Formosa Taffeta Company, Ltd.	16,000	11,180
Foxconn Technology Company, Ltd.	6,674	22,116
Fubon Financial Holding Company, Ltd. (I)	74,000	82,164
HannStar Display Corp. (I)	85,449	16,224
High Tech Computer Corp.	10,321	136,931
Hon Hai Precision Industry Company, Ltd. (I)	170,956	600,418
Hua Nan Financial Holdings Company, Ltd.	50,861	29,094
InnoLux Display Corp.	68,007	69,916
Inotera Memories, Inc. (I)	46,616	$25,898
Inventec Appliances Corp.	488	347
Inventec Company, Ltd.	31,531	16,776
KGI Securities Company, Ltd.	44,000	17,067
Kinsus Interconnect Technology Corp.	4,422	8,495
Largan Precision Company, Ltd.	1,101	17,555
Lite-On Technology Corp.	24,243	26,519
Macronix International Company, Ltd.	36,847	24,134
MediaTek, Inc.	19,938	278,076
Mega Financial Holding Company, Ltd.	126,000	67,318
Mitac International	7,319	2,755
Mosel Vitelic, Inc. (I)	277	119
Motech Industries, Inc.	3,490	10,532
Nan Ya Plastics Corp.	108,520	172,976
Nan Ya Printed Circuit Board Corp.	3,140	12,723
Nanya Technology Corp. (I)	22,651	17,585
Novatek Microelectronics Corp., Ltd.	8,277	22,212
Pan-International Industrial Company, Ltd.	260	388
Pegatron Corp. (I)	25,934	24,254
Phison Electronics Corp. (I)	2,000	11,437
Pixart Imaging, Inc.	2,019	11,197
Polaris Securities Company, Ltd. (I)	18,150	7,923
Pou Chen Corp.	25,733	19,933
Powerchip Semiconductor Corp. (I)	21,613	2,890
Powertech Technology, Inc.	11,397	31,588
President Chain Store Corp.	10,224	30,132
Quanta Computer, Inc.	36,198	65,434
Realtek Semiconductor Corp.	8,112	17,811
Richtek Technology Corp.	1,155	9,683
Shin Kong Financial Holding Company, Ltd. (I)	108,250	36,902
Siliconware Precision Industries Company	45,426	49,138
Simplo Technology Company, Ltd.	5,000	27,071
SinoPac Holdings Company, Ltd. (I)	67,000	21,109
Synnex Technology International Corp.	12,287	26,629
Taishin Financial Holdings Company, Ltd. (I)	41,954	16,166
Taiwan Cellular Corp.	29,242	59,642
Taiwan Cement Corp.	46,005	38,790
Taiwan Cooperative Bank	52,600	31,671
Taiwan Fertilizer Company, Ltd.	11,000	28,824
Taiwan Glass Industrial Corp.	17,753	16,200
Taiwan Semiconductor Manufacturing Company, Ltd.	545,316	1,019,687
Tatung Company, Ltd. (I)	73,000	12,776
Teco Electric & Machinery Company, Ltd.	32,000	13,143
Transcend Information, Inc.	4,405	11,617
Tripod Technology Corp.	7,322	27,162
Tung Ho Steel Enterprise Corp.	12,849	10,073
U-Ming Marine Transport Corp.	9,000	17,162
Uni-President Enterprises Corp.	52,658	57,990
Unimicron Technology Corp.	15,453	22,447
United Microelectronics Corp.	202,259	89,414
Vanguard International Semiconductor Corp.	17,254	6,947
Wafer Works Corp.	102	127
Walsin Lihwa Corp. (I)	25,000	9,210
Wan Hai Lines, Ltd. (I)	5,200	3,200
Wintek Corp. (I)	24,000	19,201
Wistron Corp.	27,596	40,497
WPG Holdings Company, Ltd.	16,000	29,536
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp.	25,500	12,919
Young Fast Optoelectronics Company, Ltd.	2,000	15,093
Yuanta Financial Holdings Company, Ltd.	121,060	64,604
Yulon Motor Company, Ltd.	14,419	14,126

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Zinwell Corp.	723	$1,074

		5,541,692
Thailand - 0.35%
Advanced Info Service PLC	23,200	62,136
Bangkok Bank PCL	9,000	34,454
Bangkok Bank PCL, NVDR	30,900	120,639
Bangkok Expressway PCL	4,000	2,149
Bank of Ayudhya PCL	37,100	22,662
Banpu PCL	3,400	63,397
BEC World PCL	11,019	9,355
C.P. Seven Eleven PCL	44,605	39,592
Charoen Pokphand Foods PCL	48,700	30,522
IRPC PCL	97,700	12,488
Kasikornbank PCL	8,100	22,507
Kasikornbank PCL	39,200	113,850
Krung Thai Bank PCL	52,000	20,228
PTT Aromatics & Refining PCL	32,400	25,258
PTT Chemical PCL	9,500	30,797
PTT Exploration & Production PCL	26,100	115,633
PTT PCL, Foreign Shares	17,900	135,949
Siam Cement PCL, Foreign Shares	8,400	72,014
Siam Commercial Bank PCL	31,748	79,640
Thai Oil PCL	13,200	18,033

		1,031,303
Turkey - 0.39%
Adana Cimento Sanayii Turk Anonim Sirketi, Class A	893	2,659
Akbank AS	25,631	122,375
Aksigorta AS	2,477	2,849
Anadolu Efes Biracilik ve Malt Sanayii AS	4,447	51,923
Arcelik AS	3,796	15,866
Asya Katilim Bankasi AS	10,118	23,121
Aygaz AS	898	3,587
BIM Birlesik Magazalar AS	1,594	44,044
Cimsa Cimento Sanayi veTicaret	485	2,667
Dogan Sirketler Grubu Holdings AS	16,089	10,172
Enka Insaat ve Sanayi AS	9,739	33,240
Eregli Demir ve Celik Fabrikalari (I)	13,105	33,166
HACI Omer Sabanci Holding AS	13,187	52,763
Is Gayrimenkul Yatirim Ortakligi AS	3,116	2,939
KOC Holdings AS	11,730	39,550
Tupras Turkiye Petrol Rafine AS	2,694	48,868
Turk Hava Yollari AS (I)	10,525	25,850
Turk Telekomunikasyon AS	15,459	48,992
Turkcell Iletisim Hizmetleri AS	19,742	102,130
Turkiye Garanti Bankasi AS	51,188	212,074
Turkiye Halk Bankasi AS	6,636	48,881
Turkiye Is Bankasi AS	40,014	123,887
Turkiye Vakiflar Bankasi Tao	17,122	38,876
Ulker Gida Sanayi ve Ticaret AS	1,254	3,334
Yapi ve Kredi Bankasi AS (I)	19,138	51,628

		1,145,441
Ukraine - 0.00%
Kernel Holding Sa (I)	821	14,509
United Kingdom - 13.99%
3i Group PLC	24,751	97,548
Admiral Group PLC	2,851	59,610
Aggreko PLC	5,847	122,064
AMEC PLC (I)	4,371	53,285
Anglo American PLC (I)	29,201	1,015,133
Antofagasta PLC	12,060	139,988
ARM Holdings PLC	29,477	121,958
Associated British Foods PLC (I)	6,240	$89,689
AstraZeneca PLC (I)	32,216	1,513,740
Autonomy Corp. PLC	5,327	143,766
Aviva PLC (I)	70,213	326,341
BAE Systems PLC (I)	86,607	402,350
Balfour Beatty PLC	7,728	27,460
Barclays PLC	264,658	1,049,243
BG Group PLC	74,783	1,107,020
BHP Billiton PLC	49,050	1,269,260
BP PLC	415,662	1,996,309
British Airways PLC (L)	3,159	9,168
British American Tobacco PLC	45,359	1,436,284
British Land Company PLC (I)	21,545	137,725
British Sky Broadcasting Group PLC	24,933	260,055
BT Group PLC	189,986	362,805
Bunzl PLC	4,384	43,719
Burberry Group PLC	10,063	113,475
Cable & Wireless Communications PLC	34,690	29,596
Cable & Wireless Worldwide	34,690	44,440
Cairn Energy PLC (I)	33,216	203,222
Capita Group PLC	13,887	152,362
Capital & Counties Properties PLC (I)	17,179	27,849
Carnival PLC	2,878	92,246
Carphone Warehouse Group PLC (I)	1,863	5,194
Cattles PLC (I)	175	0
Centrica PLC	124,699	549,127
Cobham PLC	23,239	73,249
Compass Group PLC (I)	40,796	309,519
Diageo PLC	55,374	867,659
Enquest PLC (I)	3,790	5,559
Eurasian Natural Resources Corp.	3,511	44,659
F&C Asset Management PLC	1,000	773
FirstGroup PLC	5,862	31,715
G4S PLC	22,271	88,247
GKN PLC (I)	1,000	1,716
GlaxoSmithKline PLC (I)	117,487	1,991,073
Hammerson PLC	16,512	83,419
Home Retail Group PLC	12,392	39,191
HSBC Holdings PLC	386,279	3,524,037
ICAP PLC	5,709	34,221
Imperial Tobacco Group PLC (I)	24,332	678,432
Inmarsat PLC	7,073	74,940
Intercontinental Hotels Group PLC	6,529	101,690
International Power PLC	33,920	150,280
Invensys PLC	9,591	34,259
Investec PLC	15,421	103,717
ITV PLC (I)	83,028	61,808
J Sainsbury PLC	19,675	93,620
Johnson Matthey PLC	3,753	83,096
Kazakhmys PLC	3,789	55,592
Kingfisher PLC	53,114	164,832
Ladbrokes PLC	173	327
Land Securities Group PLC	16,840	138,132
Legal & General Group PLC	130,226	151,520
Liberty International PLC	17,179	79,248
Lloyds Banking Group PLC	840,748	667,071
London Stock Exchange Group PLC	2,995	24,800
Lonmin PLC, ADR (I)	2,812	58,693
Man Group PLC	38,396	127,020
Marks & Spencer Group PLC	34,845	171,735
National Express Group PLC (I)	1,666	5,399
National Grid PLC	81,733	602,084
Next PLC	3,410	100,909
Old Mutual PLC	143,545	219,574
Pearson PLC (I)	20,814	272,374

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Petrofac, Ltd.	3,790	$66,642
Pharmstandard (I)	1,320	29,040
PIK Group, GDR	11,522	38,499
Prudential PLC	55,076	412,801
Randgold Resources, Ltd.	1,888	179,507
Reckitt Benckiser Group PLC	14,664	678,292
Reed Elsevier PLC	32,847	242,487
Resolution, Ltd.	24,276	22,836
Rexam PLC	12,743	57,183
Rio Tinto PLC (I)	30,490	1,334,237
Rolls-Royce Group PLC (I)	46,143	384,257
Royal & Sun Alliance PLC (I)	86,046	152,731
Royal Bank of Scotland Group PLC (I)	423,681	255,176
Royal Dutch Shell PLC	80,314	2,028,207
Royal Dutch Shell PLC, B Shares	60,958	1,475,874
SABMiller PLC	22,148	614,936
Sage Group PLC	23,422	80,148
Schroders PLC (I)	2,454	44,164
Scottish & Southern Energy PLC	22,625	375,071
Segro PLC	10,521	39,629
Serco Group PLC	12,340	107,493
Severn Trent PLC	4,202	76,668
Smith & Nephew PLC (I)	23,730	223,421
Smiths Group PLC	8,768	138,771
Standard Chartered PLC (I)	44,607	1,082,876
Standard Life PLC	51,386	131,879
TalkTalk Telecom Group PLC (I)	3,727	6,888
Tesco PLC (I)	179,012	1,007,923
Thomas Cook Group PLC	15,846	41,788
Tomkins PLC (I)	11,231	37,730
TUI Travel PLC	6,822	21,163
Tullow Oil PLC	19,022	283,346
Unilever PLC	30,342	808,652
United Utilities Group PLC	15,485	120,667
Vedanta Resources PLC	2,522	79,360
Vodafone Group PLC	1,164,837	2,413,799
Whitbread PLC	2,717	56,805
William Morrison Supermarket PLC	56,591	223,102
Wolseley PLC (I)	6,897	134,840
WPP PLC	31,742	298,495
Xstrata PLC	45,576	597,107

		40,722,710
United States - 0.06%
Synthes AG	1,468	168,802

TOTAL COMMON STOCKS (Cost $265,051,743)		$276,275,689

PREFERRED STOCKS - 2.28%
Brazil - 1.91%
AES Tiete SA	2,400	27,590
Banco Bradesco SA	37,755	587,974
Banco do Estado do Rio Grande do Sul	3,894	28,326
Bradespar SA	5,800	105,364
Brasil Telecom SA (I)	4,873	32,775
Braskem SA, A Shares (I)	3,700	25,685
Centrais Eletricas Brasileiras SA	4,400	68,742
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,021	70,517
Companhia de Bebidas das Americas	3,473	346,165
Companhia de Bebidas das Americas, ADR	100	10,101
Companhia de Transmissao de Energia Eletrica Paulista	1,010	26,019
Companhia Energetica de Minas Gerais	5,494	79,625
Companhia Energetica de Sao Paulo	3,949	53,820
Companhia Paranaense de Energia	2,000	41,219
Eletropaulo Metropolitana SA	2,135	$42,534
Fertilizantes Fosfatados SA (I)	1,400	10,471
Gerdau SA	15,800	206,494
Gol Linhas Aereas Inteligentes SA	2,400	28,428
Investimentos Itau SA	50,567	300,040
Itau Unibanco Holding SA	45,131	812,608
Klabin SA	14,000	38,781
Lojas Americanas SA	7,300	52,900
Metalurgica Gerdau SA	7,000	113,280
Net Servicos de Comunicacao SA (I)	5,292	49,842
Petroleo Brasileiro SA	70,900	1,055,055
Suzano Papel e Celulose SA	3,875	32,653
Tam SA	2,460	34,072
Tele Norte Leste Participacoes SA	5,500	82,271
Telemar Norte Leste SA (I)	200	5,429
Tim Participacoes SA	12,229	32,859
Usinas Siderurgicas de Minas Gerais SA	4,925	131,270
Vale SA	44,068	925,550
Vivo Participacoes SA	4,141	106,450

		5,564,909
Germany - 0.28%
Bayerische Motoren Werke (BMW) AG	607	21,298
Fresenius SE	2,248	148,645
Henkel AG & Company KGaA	3,741	181,992
Porsche Automobil Holding SE	2,414	102,980
RWE AG	726	43,780
Volkswagen AG	3,748	328,131

		826,826
Malaysia - 0.00%
Malaysian Airline System BHD (I)	1,400	344
South Korea - 0.09%
Hyundai Motor Company, Ltd.	660	27,022
Hyundai Motor Company, Ltd. -2nd Preferred	660	27,866
LG Electronics, Inc.	220	6,899
Samsung Electronics Company, Ltd.	440	187,597

		249,384

TOTAL PREFERRED STOCKS (Cost $5,839,532)		$6,641,463

WARRANTS - 0.00%
France - 0.00%

Fonciere Des Regions (Expiration Date: 12/31/2010, Strike Price: EUR 65.00) (I)	455	262
Hong Kong - 0.00%
Henderson Land Development Company, Ltd. (Expiration Date: 06/01/2011: Strike Price: HKD 58.00) (I)	3,200	542
Kingboard Chemical Holdings, Ltd. (Expiration Date: 10/31/2012, Strike Price: HKD 40.00) (I)	822	369

		911
Italy - 0.00%
Mediobanca SPA (Expiration Date: 03/18/2011, Strike Price: EUR 9.00) (I)	6,593	267
UBI Banca SCPA (Expiration Date: 06/30/2011, Strike Price: EUR 12.30) (I)	75,551	1,515

		1,782
Malaysia - 0.00%
IJM Land BHD (Expiration Date: 09/11/2013, Strike Price: MYR 1.35) (I)	1,130	314

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value

WARRANTS (continued)
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date: 07/23/2012, Strike Price: SGD 0.54) (I)	$12,343	$882

TOTAL WARRANTS (Cost $157)		$4,151

RIGHTS - 0.01%
Hong Kong - 0.00%
Bank of Communications Company, Ltd. (Expiration Date: 07/09/2010, Strike Price: HKD 5.14) (I)	21,555	8,637
Norway - 0.00%
Norsk Hydro ASA (Expiration Date: 07/09/2010, Strike Price: NOK 26.30) (I)(L)	4,761	2,458
Spain - 0.01%
Iberdrola SA (Expiration Date: 07/05/2010, Strike Price: EUR 0.19) (I)	80,716	18,852
Zardoya Otis SA (Expiration Date: 07/07/2010, Strike Price: EUR 0.52) (I)	2,540	1,618

		20,470

TOTAL RIGHTS (Cost $21,031)		$31,565

SHORT-TERM INVESTMENTS - 3.30%
Short-Term Securities - 1.06%
AIM Short-Term Investment Trust, STIC 0.12%	$3,072,758	3,072,758
Securities Lending Collateral - 2.24%
John Hancock Collateral Investment Trust, 0.2957%	650,771	6,513,564

TOTAL SHORT-TERM INVESTMENTS (Cost $9,585,292)		$9,586,322

Total Investments (International Equity Index Trust A)
(Cost $280,497,755) - 100.48%		$292,539,190
Other assets and liabilities, net - (0.48%)		(1,386,451)

TOTAL NET ASSETS - 100.00%		$291,152,739

International Equity Index Trust B
	Shares or Principal Amount	Value

COMMON STOCKS - 94.20%
Australia - 5.31%
AGL Energy, Ltd.	12,309	$151,573
Alumina, Ltd.	60,159	76,233
AMP, Ltd.	48,974	212,948
Aristocrat Leisure, Ltd.	6,039	18,451
Arrow Energy NL (I)	13,682	55,659
Asciano Group (I)	66,972	90,383
Australia & New Zealand Banking Group, Ltd.	56,481	1,013,954
Australian Stock Exchange, Ltd.	3,001	73,220
Axa Asia Pacific Holdings, Ltd.	24,283	111,206
Bendigo and Adelaide Bank, Ltd.	7,729	52,832
BGP Holdings PLC (I)	141,174	0
BHP Billiton, Ltd.	75,088	2,335,226
Billabong International, Ltd.	4,297	31,293
BlueScope Steel, Ltd. (I)	38,107	66,384
Boral, Ltd.	11,593	46,602
Brambles, Ltd.	35,165	160,319
Caltex Australia, Ltd.	2,363	18,453
CFS Gandel Retail Trust	53,100	84,141
Coca-Cola Amatil, Ltd.	10,146	101,613
Cochlear, Ltd.	902	$56,187
Commonwealth Bank of Australia	34,351	1,392,265
Computershare, Ltd.	7,493	66,292
Crown, Ltd.	6,963	45,130
CSL, Ltd.	12,344	336,661
CSR, Ltd.	14,987	21,019
Dexus Property Group	67,445	43,424
Energy Resources of Australia, Ltd.	1,646	18,237
Fortescue Metals Group, Ltd. (I)	35,701	121,718
Foster’s Group, Ltd.	50,389	238,381
General Property Trust, Ltd.	44,415	104,279
Goodman Fielder, Ltd.	13,394	15,102
Goodman Group	151,248	79,744
Harvey Norman Holding, Ltd.	6,970	19,268
Incitec Pivot, Ltd.	32,742	74,237
James Hardie Industries, Ltd.	8,535	44,452
John Fairfax Holdings, Ltd.	28,706	31,506
Leighton Holdings, Ltd.	3,553	85,623
Lend Lease Corp.	14,484	88,416
MacArthur Coal, Ltd.	2,847	28,630
Macquarie Airports, Ltd.	16,145	36,245
Macquarie Group, Ltd.	7,497	230,712
Macquarie Infrastructure Group (I)	30,478	26,504
Metcash, Ltd.	10,625	37,380
Mirvac Group, Ltd.	65,898	72,143
National Australia Bank, Ltd.	46,639	900,889
Newcrest Mining, Ltd.	11,326	333,104
NRMA Insurance Group, Ltd.	47,431	134,927
Nufarm, Ltd.	553	2,487
OneSteel, Ltd.	32,350	80,102
Orica, Ltd.	9,241	194,548
Origin Energy, Ltd.	21,662	270,633
Oxiana, Ltd. (I)	49,661	39,698
Paladin Resources, Ltd. (I)	13,414	40,076
Qantas Airways, Ltd. (I)	28,030	51,456
QBE Insurance Group, Ltd.	23,440	356,717
Rio Tinto, Ltd.	9,807	543,150
Santos, Ltd.	19,956	209,477
Sims Group, Ltd.	2,354	33,516
Sonic Healthcare, Ltd.	6,727	58,597
Stockland	54,372	168,936
Suncorp-Metway, Ltd.	27,891	187,203
TABCORP Holdings, Ltd.	13,775	72,966
Tattersall’s, Ltd.	18,987	35,543
Telstra Corp., Ltd.	101,554	276,328
Toll Holdings, Ltd.	19,218	87,758
Transurban Group, Ltd.	23,451	83,187
Wesfarmers, Ltd.	22,248	532,663
Wesfarmers, Ltd., PPS	3,668	88,276
Westfield Group	43,897	446,792
Westpac Banking Corp.	66,316	1,171,095
Woodside Petroleum, Ltd.	12,595	439,301
Woolworths, Ltd.	28,845	653,903
WorleyParsons, Ltd.	4,072	75,242

		15,582,615
Austria - 0.25%
Amcor, Ltd.	26,386	140,575
Erste Group Bank AG	3,923	124,804
Immoeast AG (L)	9,682	0
Immofinanz AG (I)	14,523	37,390
Oesterreichische Elektrizitaets AG, Class A	2,067	63,314
OMV AG (L)	3,353	101,054
Raiffeisen International Bank Holding AG (L)	1,162	44,286
Telekom Austria AG	8,595	95,540

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Voestalpine AG (L)	3,174	$86,873
Wiener Staedtische Allgemeine Versicherung AG	771	32,147

		725,983
Belgium - 0.64%
Ageas	50,631	113,082
Ageas, VVPR (I)	24,938	31
Anheuser-Busch InBev NV	15,851	761,387
Belgacom SA	3,375	106,244
Colruyt SA	303	71,261
Compagnie Nationale A Portefeuille, ADR	640	27,168
Delhaize Group SA	2,427	175,733
Dexia SA (I)(L)	12,020	41,874
Groupe Bruxelles Lambert SA	1,968	136,694
KBC Bancassurance Holding NV (I)	3,626	139,078
Mobistar SA	890	47,069
Solvay SA	1,200	102,465
UCB SA	2,618	82,020
Umicore	2,468	71,413

		1,875,519
Bermuda - 0.04%
Seadrill, Ltd.	6,250	112,345
Brazil - 1.64%
All America Latina Logistica SA	7,500	59,003
B2W Companhia Global Do Varejo	779	12,982
Banco do Brasil SA	11,800	161,147
Banco Santander Brasil SA	12,894	132,369
BM&F BOVESPA SA	43,476	279,403
BR Malls Participacoes SA	3,055	39,774
Brasil Telecom SA (I)	808	7,162
Brasil Telecom SA - New York Exchange (I)	588	11,807
Brasil Telecom SA, SADR (I)	333	2,880
Braskem SA	1,584	22,414
Centrais Eletricas Brasileiras SA	6,700	88,566
Centrais Eletricas Brasileiras SA, ADR	1,429	22,621
Centrais Eletricas Brasileiras SA, SADR	2,381	31,810
Cia de Concessoes Rodoviarias, ADR	2,100	43,489
Cia de Saneamento Basico do Estado de Sao Paulo	1,990	41,343
Cielo SA	14,117	118,880
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	314	21,829
Companhia de Bebidas das Americas (AmBev)	24	2,441
Companhia Siderurgica Nacional SA	16,100	234,587
Companhia Vale do Rio Doce	28,900	698,884
Cosan SA Industria e Comercio (I)	3,511	43,922
CPFL Energia SA	2,200	48,034
Cyrela Brazil Realty SA	4,000	43,235
Diagnosticos da America SA	4,400	41,416
EDP - Energias do Brasil SA	2,900	57,518
Empresa Brasileira de Aeronautica SA	10,800	55,526
Empresa Brasileira de Aeronautica SA, ADR	1,026	21,495
Fibria Celulose SA, SADR (I)	1,562	23,118
Gafisa SA	5,274	31,556
Hypermarcas SA (I)	3,108	39,913
Itausa - Investimentos Itau S.A., GDR	357	2,162
JBS SA	15,473	65,492
Localiza Rent A Car SA	2,811	32,626
Lojas Renner SA	2,800	76,011
Marfrig Frigorificos e Comercio de Alimentos SA	4,457	41,681
MRV Engenharia e Participacoes SA	6,501	45,777
Natura Cosmeticos SA	2,300	50,970
OGX Petroleo e Gas Participacoes SA	30,000	$277,895
PDG Realty SA Empreendimentos e Participacoes	6,382	53,885
Perdigao SA	15,120	198,529
Petroleo Brasileiro SA	51,400	882,770
Porto Seguro SA	4,419	45,659
Redecard SA	7,084	100,079
Rossi Residencial SA	3,875	27,930
Souza Cruz SA	1,400	52,742
Tele Norte Leste Participacoes SA	2,500	52,216
Tele Norte Leste Participacoes SA, ADR	2,994	44,790
Tractebel Energia SA	6,200	72,786
Ultrapar Participacoes SA	1,500	71,792
Usinas Siderurgicas de Minas Gerais SA	2,200	57,773
Usinas Siderurgicas de Minas Gerais SA, SADR	400	10,996
Vivo Participacoes SA, ADR	322	8,346
Votorantim Celulose e Papel SA (I)	3,172	46,816
Weg SA	4,600	42,560

		4,801,407
Canada - 7.58%
Agnico-Eagle Mines, Ltd.	3,613	219,180
Agrium, Inc.	3,461	169,059
Alimentation Couche Tard, Inc.	2,200	36,992
ARC Energy Trust	2,700	50,041
Bank of Montreal	12,209	662,202
Bank of Nova Scotia	22,548	1,038,917
Barrick Gold Corp.	19,930	904,624
BCE, Inc.	5,273	153,848
Biovail Corp.	4,450	85,735
Bombardier, Inc.	34,838	158,392
Bonavista Energy Trust	1,500	32,140
Brookfield Asset Management, Inc.	10,851	245,346
Brookfield Properties Corp.	6,634	93,165
CAE, Inc. (L)	7,016	60,831
Cameco Corp.	8,666	184,302
Canadian Imperial Bank of Commerce	8,630	536,178
Canadian National Railway Company	10,598	607,378
Canadian Natural Resources, Ltd.	24,644	817,878
Canadian Oil Sands Trust	5,700	144,515
Canadian Pacific Railway, Ltd.	3,974	213,007
Canadian Tire Corp., Ltd.	1,954	97,558
Canadian Utilities, Ltd.	2,100	89,480
Cenovus Energy, Inc.	16,464	423,760
CGI Group, Inc. (I)	6,976	103,800
CI Financial Corp.	4,133	69,107
Crescent Point Energy Corp.	1,400	48,869
Eldorado Gold Corp.	9,100	163,100
Empire Company, Ltd.	800	39,574
Enbridge, Inc.	7,876	366,814
EnCana Corp. (L)	16,764	507,699
Enerplus Resources Fund	4,100	88,158
Ensign Energy Services, Inc.	3,400	39,987
Fairfax Financial Holdings, Ltd. (Canadian Exchange)	359	131,480
Finning International, Inc.	4,338	71,842
First Quantum Minerals, Ltd.	2,100	105,636
Fortis, Inc.	3,500	89,362
Franco-Nevada Corp.	2,200	66,958
George Weston, Ltd.	1,336	91,376
Gerdau Ameristeel Corp. (I)	4,100	44,599
Gildan Activewear, Inc. (I)	2,200	63,197
Goldcorp, Inc.	16,556	724,884
Great-West Lifeco, Inc.	6,776	153,209

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Husky Energy, Inc.	6,052	$143,490
IAMGOLD Corp.	8,000	141,055
IGM Financial, Inc.	2,896	100,981
Imperial Oil, Ltd.	6,803	247,823
Industrial Alliance Insurance and Financial Services, Inc.	2,000	65,568
Inmet Mining Corp.	1,200	47,513
Intact Financial Corp.	2,100	88,573
Ivanhoe Mines, Ltd. (I)	5,100	66,065
Jazz Air Income Fund	481	1,853
Kinross Gold Corp.	16,090	275,081
Loblaw Companies, Ltd.	2,737	99,268
Magna International, Inc.	2,643	174,115
Manulife Financial Corp. (J)	36,824	534,433
MDS, Inc. (I)	1,600	13,497
Metro, Inc.	2,700	106,042
National Bank of Canada	3,768	192,727
Nexen, Inc.	10,364	203,863
Niko Resources, Ltd.	900	83,706
Onex Corp.	2,532	60,865
Open Text Corp. (I)	1,300	48,847
Pacific Rubiales Energy Corp. (I)	5,600	125,514
Pan American Silver Corp.	2,100	52,808
Penn West Energy Trust	8,913	169,963
Petrobank Energy & Resources, Ltd. (I)	2,000	70,358
Potash Corp. of Saskatchewan, Inc.	6,511	560,794
Power Corp. of Canada	7,617	182,528
Power Financial Corp.	5,322	136,381
Progress Energy Resources Corp.	5,100	59,262
Provident Energy Trust	6,100	41,773
QLT, Inc. (I)	230	1,320
Red Back Mining, Inc. (I)	5,500	139,031
Research In Motion, Ltd. (I)	11,000	540,726
RioCan Real Estate Investment Trust	2,900	51,868
Ritchie Bros. Auctioneers, Inc.	2,600	47,333
Rogers Communications, Inc.	9,842	321,549
Royal Bank of Canada	31,376	1,494,306
Saputo, Inc.	3,600	102,804
Shaw Communications, Inc., Class B	8,302	149,499
Sherritt International Corp.	6,300	33,851
Shoppers Drug Mart Corp.	4,556	140,889
Silver Wheaton Corp. (I)	7,100	142,260
SNC-Lavalin Group, Inc.	3,613	144,615
Sun Life Financial, Inc.	12,552	329,674
Suncor Energy, Inc.	34,373	1,011,607
Talisman Energy, Inc.	22,926	346,727
Teck Resources, Ltd.	11,314	334,568
Telus Corp.	1,800	67,922
TELUS Corp.	3,544	128,237
The Toronto-Dominion Bank	19,500	1,263,548
Thomson Corp.	8,611	308,186
Tim Hortons, Inc.	4,200	134,457
TMX Group, Inc.	1,924	50,226
Trans-Canada Corp. (L)	14,350	480,018
TransAlta Corp.	4,921	91,158
Vermilion Energy Trust	900	28,466
Viterra, Inc. (I)	5,600	37,297
Yamana Gold, Inc.	16,938	173,748
Yellow Pages Income Fund	7,800	43,669

		22,228,484
Cayman Islands - 0.06%
China Dongxiang Group Company	87,500	57,763
China High Speed Transmission Equipment Group Company, Ltd.	37,000	77,811
Xinao Gas Holdings, Ltd.	18,000	$38,831

		174,405
Chile - 0.39%
Banco Santander Chile SA, ADR (L)	3,349	224,684
Centros Comerciales Sudamericanos SA (S)	3,901	263,235
Cia Cervecerias Unidas SA, ADR	1,534	66,100
CorpBanca SA, SADR	1,100	53,064
Embotelladora Andina SA, ADR, Series A	1,498	26,964
Embotelladora Andina SA, ADR, Series B	2,000	44,720
Empresa Nacional de Electricidad SA, ADR	2,350	108,523
Enersis SA, SADR	5,590	111,297
Inversiones Aguas Metropolitanas SA (S)	2,075	51,198
Lan Airlines SA, SADR (L)	5,840	108,098
Sociedad Quimica y Minera de Chile SA, ADR, B Shares	1,829	59,644
Vina Concha Y Toro SA, ADR	908	37,864

		1,155,391
China - 2.85%
Air China, Ltd. (I)	128,534	125,960
Aluminum Corp. of China, Ltd. (I)	81,220	61,709
Angang Steel Company, Ltd., Class H	51,547	61,632
Anhui Conch Cement Company, Ltd.	17,860	51,619
Bank of China, Ltd. Class H	1,384,079	698,253
Bank of Communications Company, Ltd., Class H	123,121	129,835
Beijing Capital International Airport Company, Ltd., Class H	74,789	43,979
Beijing Datang Power Generation Compnay, Ltd., Class H	142,864	57,747
BYD Company, Ltd., Class H	10,705	78,912
China BlueChemical, Ltd.	70,000	38,831
China Citic Bank Corp, Ltd.	127,000	80,242
China Coal Energy Company, Series H	91,000	113,656
China Communications Construction Company, Ltd.	90,800	82,355
China Communications Services Corp., Ltd., Class H	72,000	35,075
China Construction Bank Corp.	1,088,382	875,875
China COSCO Holdings Company, Ltd. (I)	50,796	51,760
China Life Insurance Company, Ltd.	180,624	792,356
China Merchants Bank Company, Ltd.	149,691	357,669
China National Building Material Company, Ltd.	24,000	38,217
China Oilfield Services, Ltd.	70,000	81,854
China Petroleum & Chemical Corp.	377,970	305,536
China Railway Construction Corp. (I)	71,500	89,434
China Railway Group, Ltd.	75,000	48,092
China Shenhua Energy Company, Ltd.	80,000	290,146
China Shipping Container Lines Company, Ltd. (I)	202,473	71,695
China Shipping Development Company, Ltd.	56,432	71,258
China Telecom Corp., Ltd.	301,604	144,377
China Unicom, Ltd.	129,432	173,037
China Yurun Food Group, Ltd.	35,000	109,563
Country Garden Holdings Company	119,502	31,623
Dongfang Electrical Machinery Company, Ltd.	20,000	61,397
Dongfeng Motor Group Company, Ltd.	51,220	57,838
Foxconn International Holdings, Ltd. (I)	49,000	31,752
Golden Eagle Retail Group, Ltd.	15,000	31,470
Guangdong Investment, Ltd.	115,220	54,145
Guangzhou R&F Properties Company, Ltd., Class H	18,800	23,652
Huaneng Power International, Inc., Class H	125,436	73,696

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China, Ltd.	1,008,400	$733,489
Jiangsu Expressway, Ltd.	49,145	44,804
Jiangxi Copper Company, Ltd., Class H	24,075	44,724
Lenovo Group, Ltd.	81,436	43,700
Maanshan Iron & Steel Company, Ltd.	94,075	41,049
PetroChina Company, Ltd., Class H	512,261	564,157
PICC Property & Casualty Company, Ltd., Class H (I)	111,220	105,404
Ping An Insurance Group Company of China, Ltd.	28,145	226,354
Shanghai Electric Group Company, Ltd. (I)	146,864	64,764
Shui On Land, Ltd.	102,300	44,025
Sinopec Shanghai Petrochemical Company, Ltd., Class H	127,934	48,576
Tencent Holdings, Ltd.	20,000	329,808
Tingyi (Cayman Islands) Holding Corp.	32,000	77,677
Tsingtao Brewery Company, Ltd., Series H	14,000	64,975
Want Want China Holdings, Ltd.	79,000	66,541
Weichai Power Compnay, Ltd.	10,200	65,482
Yanzhou Coal Mining Company, Ltd., Class H	35,990	69,315
Zhejiang Expressway Company, Ltd., Class H	67,718	62,571
Zijin Mining Group, Ltd.	82,411	61,638
ZTE Corp., Class H	21,489	65,181

		8,350,481
Colombia - 0.19%
BanColombia SA (L)	11,327	567,823
Cyprus - 0.00%
Prosafe Production Public, Ltd. (I)	5,400	10,893
Czech Republic - 0.10%
CEZ AS	3,639	149,440
Komercni Banka AS	434	70,128
Telefonica O2 Czech Republic AS	3,091	60,100

		279,668
Denmark - 0.70%
A P Moller Maersk A/S	15	114,206
A P Moller Maersk A/S, Series A	25	196,018
Carlsberg A/S	2,648	201,321
Coloplast A/S	741	73,554
Danske Bank A/S (I)	10,302	197,851
DSV A/S, ADR	5,570	79,919
Novo Nordisk A/S	9,760	787,297
Novozymes A/S, B Shares (L)	1,186	125,879
TrygVesta A/S	800	42,061
Vestas Wind Systems A/S (I)	4,989	207,382
William Demant Holdings A/S (I)	418	30,524

		2,056,012
Egypt - 0.11%
Commercial International Bank	6,529	76,851
Egypt Kuwait Holding Company	15,787	23,944
Egyptian Company for Mobile Services	919	26,768
Egyptian Financial Group-Hermes Holding	4,582	23,574
EL EZZ Aldekhela Steel Alexandria	72	12,073
EL EZZ Steel Company (I)	2,373	7,197
ElSwedy Cables Holding Co. (I)	1,884	22,484
Orascom Construction Industries	1,751	69,976
Orascom Telecom Holding SAE	48,717	41,957
Telecom Egypt	8,967	24,482

		329,306
Finland - 0.71%
Elisa OYJ, Class A (I)	2,753	47,658
Fortum OYJ	9,706	213,670
Kesko OYJ	1,931	$62,530
Kone OYJ	3,916	155,708
Metra OYJ	1,731	78,854
Metso OYJ	2,773	88,550
Neste Oil OYJ (L)	3,830	55,645
Nokia AB OYJ	84,256	687,974
Nokian Renkaat OYJ (L)	2,210	54,124
Orion OYJ, Series B	2,762	51,679
Outokumpu OYJ	2,213	33,274
Pohjola Bank PLC	2,640	26,876
Rautaruukki OYJ	2,619	38,187
Sampo OYJ	9,048	189,313
Sanoma OYJ	1,560	26,914
Stora Enso OYJ, Series R	15,153	108,401
UPM-Kymmene OYJ	12,901	170,948

		2,090,305
France - 6.05%
Accor SA (L)	3,317	152,329
Aeroports de Paris	664	42,316
Air France KLM (I)	1,926	22,656
Air Liquide SA	6,057	608,377
Alcatel-Lucent (I)	48,795	124,454
Alstom SA (L)	4,396	198,236
Atos Origin SA (I)	1,154	46,091
AXA SA	38,629	585,843
BNP Paribas	21,834	1,165,813
Bouygues SA	5,246	200,938
Bureau Veritas SA	600	32,301
Cap Gemini SA	2,901	126,745
Carrefour SA	13,086	516,682
Casino Guichard Perrachon SA	856	64,641
Christian Dior SA	1,360	129,224
Cie de Saint-Gobain SA	8,508	314,141
Cie Generale de Geophysique-Veritas (I)	3,169	55,661
CNP Assurances SA	702	47,818
Compagnie Generale des Etablissements Michelin, Class B (L)	3,289	229,267
Credit Agricole SA (L)	21,618	221,291
Danone SA	12,480	666,456
Dassault Systemes SA	1,217	73,647
Eiffage SA	762	32,893
Electricite de France	5,131	194,990
Eramet	71	17,384
Essilor International SA	4,395	261,680
Eurazeo	258	14,834
European Aeronautic Defence & Space Company (I)	9,459	193,013
Eutelsat Communications	1,618	54,055
Fonciere Des Regions (L)	505	41,756
France Telecom SA	41,222	711,322
GDF Suez	27,343	773,604
Gecina SA	188	16,795
Groupe Eurotunnel SA (I)	10,681	72,186
Hermes International SA	1,096	145,415
ICADE	337	28,429
Iliad SA (L)	282	21,874
Imerys SA	560	28,323
JC Decaux SA (I)	827	19,157
Klepierre SA	2,210	60,675
L’Oreal SA	5,372	524,929
Lafarge SA (L)	4,430	239,542
Lagardere S.C.A	2,403	74,457
Legrand SA, ADR	1,934	56,977
LVMH Moet Hennessy SA	5,467	595,507

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
M6-Metropole Television	1,073	$21,737
Natixis (I)	13,752	59,159
Neopost SA	638	46,170
PagesJaunes Groupe SA (L)	1,671	17,213
Pernod-Ricard SA (L)	4,354	336,812
Peugeot SA (I)	3,000	75,832
PPR	1,611	198,804
Publicis Groupe SA (L)	2,591	102,996
Renault SA (I)	3,943	145,112
Safran SA	3,842	106,545
Sanofi-Aventis SA	23,511	1,417,781
Schneider Electric SA	5,162	522,471
SCOR SE (L)	3,766	71,981
Societe BIC SA	433	30,714
Societe Generale	13,848	563,319
Societe Television Francaise	2,128	27,811
Sodexho Alliance	1,964	108,777
STMicroelectronics NV	14,150	112,095
Suez Environnement SA	5,606	92,355
Technip SA	2,156	122,758
Thales SA	1,824	58,632
Total SA	46,819	2,083,655
Unibail-Rodamco SE	1,809	293,601
Valeo SA (I)	140	3,771
Vallourec SA (L)	1,253	213,939
Veolia Environnement SA	7,759	181,232
Vinci SA	9,749	401,445
Vivendi SA	26,862	543,441

		17,764,882
Germany - 4.96%
Adidas AG	4,772	230,335
Allianz SE	10,247	1,017,491
BASF SE	20,781	1,133,740
Bayer AG	18,423	1,027,912
Bayerische Motoren Werke (BMW) AG	7,810	377,756
Beiersdorf AG	2,228	122,476
Celesio AG	1,332	28,997
Commerzbank AG (I)(L)	17,830	124,441
Continental AG (I)	1,119	58,029
CPBVolkswagen AG	554	46,919
Daimler AG (I)	20,363	1,031,125
Deutsche Bank AG	13,218	747,322
Deutsche Boerse AG	4,598	279,360
Deutsche Lufthansa AG (I)	6,027	83,045
Deutsche Post AG	19,854	288,004
Deutsche Postbank AG (I)	2,466	71,198
Deutsche Telekom AG	62,898	741,457
E.ON AG	39,737	1,069,711
Fraport AG, ADR	836	35,532
Fresenius AG	362	24,071
Fresenius Medical Care AG	4,523	244,693
GEA Group AG	4,283	85,082
Hannover Rueckversicherung AG	1,731	74,567
HeidelbergCement AG	2,974	141,653
Henkel AG & Company, KGaA	2,707	110,554
Hochtief AG	1,184	70,361
Infineon Technologies AG (I)	22,698	131,174
K&S AG	2,966	136,439
Linde AG	3,490	366,459
MAN AG	2,632	216,988
Merck KGAA	1,586	115,543
Metro AG	2,895	147,181
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	4,474	560,110
Puma AG	78	$20,587
Qiagen AG (I)	5,180	100,344
RWE AG	9,445	615,630
Salzgitter AG	1,027	61,207
SAP AG	19,366	860,195
Siemens AG	18,364	1,643,337
Suedzucker AG	2,022	36,261
ThyssenKrupp AG	7,213	177,187
TUI AG (I)	2,454	21,575
United Internet AG	1,746	19,199
Wacker Chemie AG	444	64,259

		14,559,506
Greece - 0.17%
Alpha Bank A.E. (I)	7,958	38,896
Bank of Cyprus PCL	13,755	55,122
Coca-Cola Hellenic Bottling Company SA	3,310	70,622
EFG Eurobank Ergasias SA (I)	6,561	29,119
Hellenic Telecommunications Organization SA	5,650	42,480
National Bank of Greece SA (I)	11,104	120,991
OPAP SA	4,860	60,451
Piraeus Bank SA (I)	6,558	27,649
Public Power Corp. SA	4,490	64,397

		509,727
Hong Kong - 3.24%
Agile Property Holdings, Ltd.	30,789	31,497
Alibaba.com, Ltd.	48,600	95,917
ASM Pacific Technology, Ltd.	4,414	34,322
Bank of East Asia, Ltd.	29,573	106,499
Beijing Enterprises Holdings, Ltd.	15,286	99,105
Belle International Holdings, Ltd.	89,978	127,797
BOC Hong Kong Holdings, Ltd.	83,828	190,760
Cathay Pacific Airways, Ltd.	27,782	54,749
Chaoda Modern Agriculture Holdings, Ltd.	88,940	86,236
Cheung Kong Holdings, Ltd.	32,849	379,146
Cheung Kong Infrastructure Holdings, Ltd.	9,772	36,242
China Agri-Industries Holdings, Ltd.	67,216	76,977
China Everbright, Ltd.	34,216	77,848
China Mengniu Dairy Company, Ltd.	20,502	66,345
China Merchants Holdings International Company, Ltd.	21,667	71,748
China Mobile, Ltd.	144,530	1,435,851
China Overseas Land & Investment, Ltd.	89,522	166,758
China Resource Power Holdings, Ltd.	31,667	71,498
China Resources Enterprises, Ltd.	23,145	85,187
China Resources Land, Ltd.	46,789	87,733
China Taiping Insurance Holdings Company, Ltd. (I)	34,000	109,880
China Travel International Investment Hong Kong, Ltd. (I)	176,291	37,414
Citic Pacific, Ltd.	19,967	36,985
CLP Holdings, Ltd.	44,789	324,285
CNOOC, Ltd.	434,274	738,101
CNPC Hong Kong, Ltd.	40,000	50,419
COSCO Pacific, Ltd.	53,801	63,793
Denway Motors, Ltd.	92,441	43,383
Esprit Holdings, Ltd.	26,524	143,376
Fosun International	92,000	64,846
GOME Electrical Appliances Holdings, Ltd. (I)	210,384	63,294
Hang Lung Group, Ltd.	16,000	85,182
Hang Lung Properties, Ltd.	47,326	182,419
Hang Seng Bank, Ltd.	18,619	248,996
Henderson Land Development Company, Ltd.	24,891	145,013

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hengan International Group Compnay, Ltd.	12,000	$96,752
Hong Kong & China Gas Company, Ltd.	98,168	243,392
Hong Kong Electric Holdings, Ltd.	31,582	187,972
Hong Kong Exchanges & Clearing, Ltd.	23,430	365,946
Hopewell Holdings, Ltd.	9,362	26,332
Huabao International Holdings, Ltd.	45,000	57,420
Hutchison Whampoa, Ltd.	46,377	285,738
Hysan Development Company, Ltd.	14,896	41,979
Kerry Properties, Ltd.	16,438	70,451
Kingboard Chemical Holdings, Ltd.	7,772	33,268
Li & Fung, Ltd.	51,971	233,311
Li Ning Company, Ltd.	31,751	103,929
Lifestyle International Holdings, Ltd.	8,500	16,486
Mongolia Energy Company, Ltd. (I)	66,845	23,414
MTR Corp., Ltd.	33,009	112,894
New World Development Company, Ltd.	57,457	92,817
Nine Dragons Paper Holdings, Ltd.	37,000	50,012
Noble Group, Ltd.	49,145	59,342
NWS Holdings, Ltd.	21,687	38,814
Orient Overseas International, Ltd. (I)	3,562	25,219
Parkson Retail Group, Ltd.	42,500	71,743
PCCW, Ltd.	89,000	25,834
Poly Hong Kong Investment, Ltd.	35,000	34,271
Shandong Weigao Group Medical Polymer Company, Ltd.	12,000	52,279
Shanghai Industrial Holdings, Ltd.	19,930	78,930
Shangri-La Asia, Ltd.	30,296	56,448
Shimao Property Holdings, Ltd., GDR	30,500	47,332
Sino Land Company, Ltd.	32,638	58,299
Sino-Forest Corp. (I)	4,100	58,272
Sino-Ocean Land Holdings, Ltd.	65,027	46,498
Sinofert Holdings, Ltd. (I)	82,000	32,170
Soho China, Ltd.	74,000	42,825
Sun Hung Kai Properties, Ltd.	31,839	433,295
Swire Pacific, Ltd.	17,663	200,136
Television Broadcasting Company, Ltd.	4,181	19,403
The Link	41,710	103,196
Wharf Holdings, Ltd.	30,876	150,834
Wheelock and Company, Ltd.	18,000	50,694
Wing Hang Bank, Ltd.	2,096	20,522
Yue Yuen Industrial Holdings, Ltd.	12,067	37,412

		9,505,482
Hungary - 0.09%
Gedeon Richter Rt.	257	45,448
Magyar Telekom Rt.	16,414	44,803
MOL Magyar Olaj & Gazipari Rt. (I)	799	65,947
OTP Bank Rt. (I)(L)	5,811	116,965

		273,163
India - 1.93%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	4,103	126,578
Grasim Industries, Ltd., ADR	1,318	51,864
HDFC Bank, Ltd. (L)	2,145	306,671
ICICI Bank, Ltd., SADR	16,058	580,336
Infosys Technologies, Ltd., ADR (L)	22,164	1,327,845
Larsen & Toubro, Ltd., ADR	2,684	104,537
Mahindra & Mahindra, Ltd.	6,560	91,643
Ranbaxy Laboratories, Ltd., ADR (I)	5,719	56,847
Reliance Capital, Ltd. (I)	2,081	34,176
Reliance Communication, Ltd., ADR	42,075	179,643
Reliance Energy, Ltd., ADR	1,080	83,782
Reliance Industries, Ltd., ADR	43,164	2,015,759
Reliance Natural Resources, Ltd., ADR (I)	26,221	74,465
Satyam Computer Services, Ltd., ADR (I)(L)	15,376	79,033
State Bank of India, GDR	1,201	$119,980
Tata Communications, Ltd., ADR	1,174	12,937
Tata Motors, Ltd., SADR (L)	9,230	158,664
Wipro, Ltd., ADR (L)	20,257	243,080

		5,647,840
Indonesia - 0.52%
Adaro Energy Tbk	185,500	40,256
Aneka Tambang Tbk PT	104,625	22,061
Astra Agro Lestari Tbk PT	12,658	26,728
Astra International Tbk PT	41,483	218,365
Bank Central Asia Tbk PT	256,274	165,660
Bank Danamon Indonesia Tbk PT	89,071	52,335
Bank Mandiri Tbk PT	132,378	86,192
Bank Pan Indonesia Tbk PT (I)	33,314	3,717
Bank Rakyat Indonesia Tbk PT	110,501	111,610
Berlian Laju Tanker Tbk PT (I)	64,000	2,297
Bumi Resources Tbk PT	351,780	71,870
Energi Mega Persada Tbk PT (I)	138,000	1,912
Gudang Garam Tbk PT	13,000	48,469
Indocement Tunggal Prakarsa Tbk PT	26,487	45,620
Indofood Sukses Makmur Tbk PT (I)	122,905	55,486
Indosat Tbk PT (I)	12,500	6,743
Indosat Tbk PT, ADR	20	543
International Nickel Indonesia Tbk PT	60,000	24,412
Perusahaan Gas Negara Tbk PT	200,985	84,984
PT Telekomunikiasi Indonesia Tbk PT, SADR	179	6,127
Semen Gresik Persero Tbk PT	44,140	42,213
Tambang Batubara Bukit Asam Tbk PT	46,500	87,730
Telekomunikasi Indonesia Tbk PT	213,000	179,552
Unilever Indonesia Tbk PT	23,500	43,670
United Tractors Tbk PT	47,796	97,605

		1,526,157
Ireland - 0.35%
Allied Irish Banks PLC - London Exchange (I)	1,000	1,080
Anglo Irish Bank Corp. PLC (I)	23,067	4,380
Bank of Ireland (I)	2,500	2,056
C&C Group PLC	245	964
CRH PLC	16,328	341,757
CRH PLC - London Exchange	238	4,840
Elan Corp. PLC (I)	4,312	19,530
Elan Corp. PLC - Euro Comp Exchange	7,867	35,979
Experian PLC	24,775	214,512
Greencore Group PLC	26	41
Kerry Group PLC	531	14,709
Kerry Group PLC - London Exchange	2,506	69,607
Paddy Power PLC - London Exchange	51	1,586
Ryanair Holdings PLC, SADR (I)	1,736	47,028
Shire PLC	13,302	270,379

		1,028,448
Israel - 0.63%
Bank Hapoalim, Ltd. (I)	19,001	68,262
Bank Leumi Le-Israel, Ltd. (I)	31,056	110,326
Bezek Israeli Telecommunications Corp., Ltd.	32,666	71,463
Cellcom Israel, Ltd.	1,142	28,491
Check Point Software Technologies, Ltd. (I)	3,564	105,067
Delek Group, Ltd.	54	11,231
Delek Real Estate, Ltd. (I)	4,270	1,656
Discount Investment Corp.	302	4,789
Elbit Systems, Ltd.	366	18,563
Given Imaging Corp., ADR (I)	127	1,984
Harel Insurance Investments, Ltd.	238	11,169
Israel Chemicals, Ltd.	12,765	133,118
Israel Corp., Ltd. (I)	35	21,669

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Israel Discount Bank, Ltd. (I)	7,854	$13,254
Makhteshim-Agam Industries, Ltd.	3,701	12,334
Migdal Insurance Holdings, Ltd.	8,348	13,013
Mizrahi Tefahot Bank, Ltd. (I)	1,983	14,410
Nice Systems, Ltd. (I)	1,180	29,306
Ormat Industries, Ltd.	4,567	33,869
Partner Communications Company, Ltd.	1,256	19,311
RADWARE, Ltd., ADR (I)	437	8,945
Syneron Medical, Ltd., ADR (I)	692	7,114
Teva Pharmaceutical Industries, Ltd.	21,014	1,096,488

		1,835,832
Italy - 1.83%
A2A SpA (L)	34,264	46,452
Assicurazioni Generali SpA	26,464	461,806
Autogrill SpA (I)	1,665	19,936
Autostrade SpA	4,750	84,211
Banca Carige SpA	21,810	42,643
Banca Intesa SpA	25,099	49,958
Banca Monte dei Paschi di Siena SpA (I)	47,648	53,948
Banca Popolare di Milano SpA	11,502	47,460
Banche Popolari Unite SpA	12,158	104,611
Banco Popolare Societa Cooperativa	16,645	91,473
Beni Stabili SpA (I)	3,030	2,297
Enel SpA (L)	146,043	617,835
Eni SpA	58,035	1,065,356
Exor SpA	1,998	33,662
Fiat SpA	18,108	186,364
Finmeccanica SpA	9,840	102,111
Intesa Sanpaolo SpA	176,453	464,669
Luxottica Group SpA	2,689	64,787
Mediaset SpA	14,911	84,899
Mediobanca SpA (I)	9,986	74,431
Mediolanum SpA (L)	4,623	18,091
Parmalat SpA	43,849	101,864
Pirelli & Company SpA	30,119	16,643
Prysmian SpA	2,267	32,567
Saipem SpA	5,660	172,012
Snam Rete Gas SpA	30,722	122,134
Telecom Italia SpA	199,534	219,923
Telecom Italia SpA, RSP	145,996	133,040
Terna Rete Elettrica Nazionale SpA (L)	30,415	109,537
UniCredit Italiano SpA	337,945	750,137

		5,374,857
Japan - 15.01%
ABC-MART, Inc.	700	27,465
Acom Company, Ltd.	567	7,307
Advantest Corp.	3,180	66,589
AEON Company, Ltd.	12,304	130,590
AEON Credit Service Company, Ltd.	877	7,778
Aeon Mall Company, Ltd.	600	11,905
Air Water, Inc.	3,000	32,808
Aisin Seiki Company, Ltd.	3,979	107,501
Ajinomoto Company, Inc.	13,305	120,483
Alfresa Holdings Corp.	324	15,629
All Nippon Airways Company, Ltd. (I)	13,715	43,396
Amada Company, Ltd.	4,829	31,712
Aozora Bank, Ltd.	17,000	22,090
Asahi Breweries, Ltd.	9,501	160,602
Asahi Glass Company, Ltd.	22,191	207,051
Asahi Kasei Corp.	30,963	162,052
Asics Corp.	3,000	27,490
Astellas Pharma, Inc.	10,169	340,077
Bank of Kyoto, Ltd.	8,000	65,696
Bank of Yokohama, Ltd.	30,316	$138,421
Benesse Holdings, Inc.	1,954	88,989
Bridgestone Corp.	14,453	229,126
Brother Industries, Ltd.	3,200	33,317
Canon Sales Company, Inc.	1,100	15,500
Canon, Inc.	24,274	905,010
Casio Computer Company, Ltd.	3,933	23,561
Central Japan Railway Company, Ltd.	33	271,768
Chiba Bank, Ltd.	15,896	95,766
Chiyoda Corp.	4,000	29,018
Chubu Electric Power Company, Inc.	15,277	378,774
Chugai Pharmaceutical Company, Ltd.	4,616	81,515
Chugoku Bank, Ltd.	3,000	35,361
Chugoku Electric Power Company, Inc.	6,700	138,242
Chuo Mitsui Trust Holdings, Inc.	18,010	63,423
Citizen Watch Company, Ltd.	5,835	35,491
Coca-Cola West Japan Company, Ltd.	1,077	17,808
Cosmo Oil Company, Ltd.	17,000	40,867
Credit Saison Company, Ltd.	4,391	45,420
Dai Nippon Printing Company, Ltd.	12,953	149,683
Daicel Chemical Industries, Ltd.	7,534	50,814
Daido Steel Company, Ltd.	4,000	17,165
Daihatsu Motor Company, Ltd.	5,000	46,416
Daiichi Sankyo Company, Ltd.	14,672	262,388
Daikin Industries, Ltd.	5,615	171,372
Dainippon Sumitomo Pharma Company, Ltd.	4,800	36,892
Daito Trust Construction Company, Ltd.	1,619	91,524
Daiwa House Industry Company, Ltd.	12,715	114,545
Daiwa Securities Group, Inc.	33,251	139,877
Dena Company, Ltd.	1,200	31,646
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	48,869
Denso Corp.	11,422	315,795
Dentsu, Inc.	3,400	89,734
Dowa Holdings Company, Ltd.	4,860	23,407
East Japan Railway Company	7,800	519,950
Eisai Company, Ltd.	5,952	196,904
Electric Power Development Company, Ltd.	2,200	69,888
Elpida Memory, Inc. (I)(L)	4,400	67,979
FamilyMart Company, Ltd.	1,060	34,935
Fanuc, Ltd.	4,379	491,280
Fast Retailing Company, Ltd.	1,066	160,895
Fuji Electric Holdings Company, Ltd.	4,420	12,640
Fuji Heavy Industries, Ltd. (I)	11,000	58,724
Fuji Television Network, Inc.	5	7,185
FUJIFILM Holdings Corp.	10,267	295,341
Fujitsu, Ltd.	40,621	255,197
Fukuoka Financial Group, Inc.	13,000	53,918
Furukawa Electric Company, Ltd.	9,362	41,123
GS Yuasa Corp. (L)	7,000	45,702
Gunma Bank	6,477	34,262
Hakuhodo DY Holdings, Inc.	260	13,053
Hankyu Hanshin Holdings, Inc.	24,000	105,606
Hino Motors, Ltd.	4,886	24,030
Hirose Electric Company, Ltd.	583	53,229
Hisamitsu Pharmaceutical Company, Inc.	1,900	75,390
Hitachi Chemical, Ltd.	1,184	21,981
Hitachi Construction Machinery Company, Ltd.	1,943	35,893
Hitachi High-Technologies Corp.	900	16,566
Hitachi Metals, Ltd.	2,000	20,299
Hitachi, Ltd. (I)	101,118	366,703
Hokkaido Electric Power Company, Inc.	4,768	102,642
Hokuhoku Financial Group, Inc.	34,134	62,593
Hokuriku Electric Power Company	4,300	94,255
Honda Motor Company, Ltd.	36,762	1,067,624

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	9,792	$207,923
Ibiden Company, Ltd.	2,600	70,095
Idemitsu Kosan Company, Ltd.	400	30,043
Inpex Corp.	20	111,159
Isetan Mitsukoshi Holdings, Ltd.	9,143	89,141
Ishikawajima-Harima Heavy Industries Company, Ltd.	19,134	30,556
Isuzu Motors, Ltd.	19,000	56,734
ITO EN, Ltd.	906	13,863
Itochu Corp.	32,202	251,076
Itochu Techno-Science Corp.	848	30,729
Iyo Bank, Ltd.	7,000	65,016
J Front Retailing Company, Ltd.	12,000	57,920
JAFCO Company, Ltd.	853	18,729
Japan Petroleum Exploration Company, Ltd.	600	24,480
Japan Prime Realty Investment Corp.	8	16,811
Japan Real Estate Investment Corp.	11	89,711
Japan Retail Fund Investment Corp.	20	24,316
Japan Tobacco, Inc.	105	326,428
JFE Holdings, Inc.	9,962	307,545
JGC Corp.	3,886	58,911
Joyo Bank, Ltd.	17,953	71,293
JS Group Corp.	5,216	99,585
JSR Corp.	3,633	60,915
Jupiter Telecommunications Company, Ltd.	32	30,497
JX Holdings, Inc. (I)	46,511	227,344
Kajima Corp.	13,191	29,765
Kamigumi Company, Ltd.	7,534	57,901
Kaneka Corp.	5,829	33,801
Kansai Electric Power Company, Ltd.	17,478	426,731
Kansai Paint Company, Ltd.	2,238	19,153
Kao Corp.	11,962	281,200
Kawasaki Heavy Industries, Ltd.	28,963	70,289
Kawasaki Kisen Kaisha, Ltd. (I)	17,067	69,056
KDDI Corp.	67	318,257
Keihin Electric Express Railway Company, Ltd.	11,067	97,671
Keio Corp.	11,715	75,445
Keisei Electric Railway Company, Ltd.	5,000	27,851
Keyence Corp.	947	217,847
Kikkoman Corp.	2,238	23,455
Kinden Corp.	591	5,026
Kintetsu Corp.	38,792	118,273
Kirin Holdings Company, Ltd.	18,896	237,961
Kobe Steel Company, Ltd.	54,517	104,102
Koito Manufacturing Company, Ltd.	2,000	29,370
Komatsu, Ltd.	21,230	383,628
Konami Corp.	1,043	16,439
Konica Minolta Holdings, Inc.	9,891	95,184
Koyo Seiko Company, Ltd.	3,143	28,982
Kubota Corp.	23,782	181,609
Kuraray Company, Ltd.	5,800	67,725
Kurita Water Industries, Ltd.	1,819	49,684
Kyocera Corp.	3,738	301,857
Kyowa Hakko Kogyo Company, Ltd.	5,611	53,296
Kyushu Electric Power Company, Inc.	9,031	202,519
Lawson, Inc.	1,231	53,801
Mabuchi Motor Company, Ltd.	518	23,716
Makita Corp.	1,943	51,833
Marubeni Corp.	35,202	180,319
Marui Company, Ltd.	5,264	35,467
Maruichi Steel Tube, Ltd.	1,200	22,977
Matsui Securities Company, Ltd.	3,300	20,114
Matsushita Electric Industrial Company, Ltd.	44,393	554,328
Matsushita Electric Works, Ltd.	9,181	89,834
Mazda Motor Corp.	26,000	$60,699
McDonald’s Holdings Company (Japan), Ltd.	1,600	35,841
Mediceo Holdings Company, Ltd.	2,590	30,808
MEIJI Holdings Company, Ltd.	1,900	77,634
Minebea Company, Ltd.	9,477	52,247
Mitsubishi Chemical Holdings Corp.	25,000	113,845
Mitsubishi Corp.	28,856	601,296
Mitsubishi Electric Corp.	42,973	334,713
Mitsubishi Estate Company, Ltd.	25,782	357,960
Mitsubishi Gas & Chemicals Company, Inc.	5,829	28,247
Mitsubishi Heavy Industries, Ltd.	66,937	229,904
Mitsubishi Logistics Corp.	1,943	21,683
Mitsubishi Materials Corp. (I)	24,020	64,117
Mitsubishi Motors Corp. (I)	89,000	112,616
Mitsubishi UFJ Financial Group	283,700	1,286,057
Mitsubishi UFJ Lease & Finance Company, Ltd.	1,300	43,764
Mitsui & Company, Ltd.	39,611	465,686
Mitsui Chemicals, Inc.	12,010	33,345
Mitsui Engineering & Shipbuilding Company, Ltd.	15,362	30,926
Mitsui Fudosan Company, Ltd.	18,248	255,114
Mitsui Mining & Smelting Company, Ltd.	9,010	23,863
Mitsui O.S.K. Lines, Ltd.	27,487	181,398
Mitsui Sumitomo Insurance Group Holdings	12,500	266,839
Mitsumi Electric Company, Ltd.	1,001	17,033
Mizuho Financial Group, Inc. (L)	305,100	500,766
Mizuho Trust & Banking Company, Ltd. (I)	20,000	17,181
Murata Manufacturing Company, Ltd.	4,304	204,990
Namco Bandai Holdings, Inc.	5,832	51,168
NEC Corp.	60,383	155,870
NGK INSULATORS, Ltd.	4,829	75,072
NGK Spark Plug Company, Ltd.	3,238	40,132
NHK Spring Company, Ltd.	1,000	9,169
Nidec Corp.	2,414	202,182
Nikon Corp.	6,781	116,882
Nintendo Company, Ltd.	2,208	643,182
Nippon Building Fund, Inc.	11	86,947
Nippon Electric Glass Company, Ltd.	9,000	102,422
Nippon Express Company, Ltd.	22,191	99,850
Nippon Meat Packers, Inc.	3,238	40,036
Nippon Paper Group, Inc.	1,800	49,827
Nippon Sheet Glass Company, Ltd.	10,829	26,367
Nippon Steel Corp.	118,464	392,640
Nippon Telegraph & Telephone Corp.	11,900	485,865
Nippon Yusen Kabushiki Kaisha	28,077	101,962
Nishi-Nippon City Bank, Ltd.	9,000	25,906
Nissan Chemical Industries, Ltd.	3,238	36,213
Nissan Motor Company, Ltd. (I)	55,910	387,580
Nissha Printing Company, Ltd.	600	16,046
Nisshin Seifun Group, Inc.	4,886	55,279
Nisshin Steel Company	12,953	20,688
Nisshinbo Holdings, Inc.	2,591	24,886
Nissin Food Products Company, Ltd.	1,284	47,268
Nitori Company, Ltd.	632	54,398
Nitto Denko Corp.	3,468	113,149
NKSJ Holdings, Inc. (I)	30,000	177,900
NOK Corp.	1,508	23,937
Nomura Holdings, Inc.	79,593	435,727
Nomura Real Estate Holdings, Inc.	600	7,529
Nomura Real Estate Office Fund, Inc.	7	34,817
Nomura Research Institute, Ltd.	1,889	39,935
NSK, Ltd.	7,715	53,663
NTN Corp.	6,772	27,702
NTT Data Corp.	33	121,735

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NTT DoCoMo, Inc.	339	$512,646
NTT Urban Development Corp.	22	17,385
Obayashi Corp.	11,362	44,839
OBIC Company, Ltd.	120	23,038
Odakyu Electric Railway Company, Ltd.	13,305	113,893
Oji Paper Company, Ltd.	18,191	88,976
Olympus Corp.	4,534	107,318
Omron Corp.	3,839	83,025
Ono Pharmaceutical Company, Ltd.	1,700	69,050
Oracle Corp.	548	26,925
Oriental Land Company, Ltd.	1,007	84,123
ORIX Corp. (L)	2,424	176,062
Osaka Gas Company, Ltd.	46,155	166,677
Otsuka Corp.	200	12,732
Rakuten, Inc.	167	120,605
Resona Holdings, Inc.	10,100	122,858
Ricoh Company, Ltd.	15,601	198,278
Rinnai Corp.	948	48,600
Rohm Company, Ltd.	2,073	123,810
Sankyo Company, Ltd.	1,407	63,548
Santen Pharmaceutical Company, Ltd.	1,200	43,182
Sanyo Electric Company, Ltd. (I)	31,849	41,015
Sapporo Hokuyo Holdings, Inc.	4,000	17,652
Sapporo Holdings, Ltd.	5,534	23,799
SBI Holdings, Inc.	263	32,603
Secom Company, Ltd.	5,010	222,453
SEGA SAMMMY HOLDINGS, Inc.	3,308	47,355
Seiko Epson Corp.	2,178	27,916
Sekisui Chemical Company, Ltd.	6,772	42,253
Sekisui House, Ltd.	11,362	97,406
Senshu Ikeda Holdings, Inc.	14,900	21,561
Seven & I Holdings Company, Ltd.	17,019	390,489
Seven Bank, Ltd.	9	16,296
Sharp Corp.	21,782	229,319
Shikoku Electric Power Company, Inc.	4,400	125,818
Shimadzu Corp.	4,000	29,995
Shimamura Company, Ltd.	324	29,185
Shimano, Inc.	1,231	52,731
Shimizu Corp.	16,305	55,754
Shin-Etsu Chemical Company, Ltd.	9,189	427,493
Shinko Electric Industries Company, Ltd.	1,100	14,265
Shinko Securities Company, Ltd.	7,000	15,515
Shinsei Bank, Ltd. (I)(L)	29,906	25,241
Shionogi & Company, Ltd.	6,477	133,999
Shiseido Company, Ltd.	8,477	186,459
Shizuoka Bank, Ltd.	14,658	127,768
Showa Denko KK	35,839	64,813
Showa Shell Sekiyu KK	3,045	21,023
SMC Corp.	1,136	151,663
Softbank Corp.	16,612	439,081
Sojitz Holdings Corp.	33,809	52,949
Sony Corp.	22,758	605,776
Sony Financial Holdings, Inc.	18	60,189
Square Enix Company, Ltd.	1,400	25,739
Stanley Electric Company, Ltd.	2,692	44,557
Sumco Corp. (I)	1,600	26,643
Sumitomo Chemical Company, Ltd.	38,554	148,856
Sumitomo Corp.	26,434	263,283
Sumitomo Electric Industries, Ltd.	18,101	211,872
Sumitomo Heavy Industries, Ltd.	12,010	70,735
Sumitomo Metal Industries, Ltd.	77,423	174,630
Sumitomo Metal Mining Company, Ltd.	11,715	146,990
Sumitomo Mitsui Financial Group	29,000	818,690
Sumitomo Realty & Development Company, Ltd.	9,124	155,611
Sumitomo Rubber Industries, Inc.	4,000	$35,226
Suruga Bank, Ltd.	3,886	35,205
Suzuken Company, Ltd.	1,177	39,415
Suzuki Motor Corp.	6,700	131,539
Sysmex Corp.	800	45,430
T&D Holdings, Inc.	5,709	121,855
Taiheiyo Cement Corp. (I)	12,191	15,386
Taisei Corp.	20,134	40,079
Taisho Pharmaceuticals Company, Ltd.	2,238	44,160
Taiyo Nippon Sanso Corp.	5,181	41,101
Takashimaya Company, Ltd.	5,181	41,221
Takeda Pharmaceutical Company, Ltd.	17,051	729,732
Tanabe Seiyaku Company, Ltd.	4,000	60,918
TDK Corp.	2,532	138,889
Teijin, Ltd.	15,896	47,203
Terumo Corp.	3,497	167,350
The 77th Bank, Ltd.	10,477	56,168
The Hachijuni Bank, Ltd.	11,000	61,935
The Hiroshima Bank, Ltd.	9,000	35,887
The Japan Steel Works, Ltd.	7,000	61,638
The Sumitomo Trust & Banking Company, Ltd.	34,554	175,777
The Tokyo Electric Power Company, Inc.	27,633	752,241
THK Company, Ltd.	2,519	52,078
Tobu Railway Company, Ltd.	20,248	108,904
Toho Company, Ltd.	3,267	53,859
Toho Gas Company, Ltd.	8,000	42,673
Tohoku Electric Power Company, Inc.	10,020	215,146
Tokio Marine Holdings, Inc.	16,600	434,830
Tokuyama Corp.	3,000	13,167
Tokyo Electron, Ltd.	3,768	203,486
Tokyo Gas Company, Ltd.	54,165	247,636
Tokyo Steel Manufacturing Company, Ltd.	1,800	20,836
Tokyo Tatemono Company, Ltd.	5,000	15,329
Tokyu Corp.	28,134	114,609
Tokyu Land Corp.	6,829	23,910
TonenGeneral Sekiyu KK	5,829	50,371
Toppan Printing Company, Ltd.	14,010	111,140
Toray Industries, Inc. (L)	28,611	137,284
Toshiba Corp. (I)	89,289	443,607
Tosoh Corp.	6,772	17,482
Toto, Ltd.	3,829	25,504
Toyo Seikan Kaisha, Ltd.	2,791	40,501
Toyo Suisan Kaisha, Ltd.	2,295	54,617
Toyoda Gosei Company, Ltd.	1,166	28,896
Toyota Boshoku Corp.	700	10,217
Toyota Industries Corp.	4,510	114,458
Toyota Motor Corp.	61,053	2,099,574
Toyota Tsusho Corp.	3,600	51,552
Trend Micro, Inc.	2,267	61,117
Tsumura & Company, Ltd.	1,800	55,168
Ube Industries, Ltd.	18,963	44,937
Unicharm Corp.	842	94,821
UNY Company, Ltd.	2,238	16,995
Ushio, Inc.	1,943	29,998
USS Company, Ltd.	457	32,620
West Japan Railway Company, Ltd.	41	149,871
Yahoo! Japan Corp.	301	119,628
Yakult Honsha Company, Ltd.	1,743	47,316
Yamada Denki Company, Ltd.	1,814	118,419
Yamaguchi Financial Group, Inc.	6,000	57,223
Yamaha Corp.	2,474	25,127
Yamaha Motor Company, Ltd. (I)	5,909	77,994
Yamato Kogyo Company, Ltd.	300	7,465
Yamato Transport Company, Ltd.	8,420	111,425

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yamazaki Baking Company, Ltd.	3,591	$48,488
Yaskawa Electric Corp.	4,000	29,628
Yokogawa Electric Corp.	2,586	15,933

		44,030,505
Korea - 0.03%
LG Innotek Company, Ltd.	210	27,638
Seoul Semiconductor Company, Ltd.	720	25,411
Sk C&c Company, Ltd.	340	23,126

		76,175
Luxembourg - 0.34%
ArcelorMittal	18,746	498,570
Millicom International Cellular SA	1,931	155,838
Reinet Investments SCA (I)	2,087	29,301
Reinet Investments SCA SADR (I)	7,937	11,246
SES SA	5,966	123,921
Tenaris SA	10,162	176,361

		995,237
Macau - 0.04%
Sands China, Ltd. (I)	46,400	68,111
Wynn Macau, Ltd. (I)	34,843	57,002

		125,113
Malaysia - 0.74%
AirAsia BHD (I)	21,700	8,324
Alliance Financial Group BHD	52,400	47,540
AMMB Holdings BHD	30,887	47,370
Asiatic Development BHD	15,000	30,750
Berjaya Corp. BHD	3,570	1,434
Berjaya Corp. BHD	35,700	13,887
Berjaya Sports Toto BHD	11,035	14,514
British American Tobacco Malaysia BHD	4,800	64,862
Bursa Malaysia BHD	8,000	17,321
Commerce Asset Holdings BHD	117,200	252,472
Digi.Com BHD	5,800	41,048
Gamuda BHD	24,200	23,720
Genting BHD	44,700	97,886
Guinness Anchor BHD	3,700	8,785
Hong Leong Bank BHD	24,800	65,563
Hong Leong Credit BHD	5,600	14,479
IJM Corp. BHD	45,710	69,213
IOI Corp. BHD	77,466	119,424
KNM Group BHD (I)	117,150	18,352
Kuala Lumpur Kepong BHD	8,250	41,704
Lafarge Malayan Cement BHD	9,360	19,572
Malayan Banking BHD	75,542	175,380
Malaysian Airline System BHD (I)	18,400	11,702
MISC BHD	26,280	69,487
MMC Corp. BHD	61,500	44,956
Parkson Holdings BHD	19,998	33,538
Petronas Dagangan BHD	6,600	19,083
Petronas Gas BHD	8,100	24,671
PLUS Expressways BHD	24,600	25,809
PPB Group BHD	19,500	95,865
Public Bank BHD	1,526	5,587
Public Bank BHD - Foreign Market Shares	21,000	77,253
Resorts World BHD	54,500	45,773
RHB Capital BHD	26,200	47,389
Sime Darby BHD	50,801	125,102
SP Setia BHD	10,600	13,649
Tanjong PLC	10,200	54,720
Telekom Malaysia BHD	15,700	16,134
Tenaga Nasional BHD	25,800	66,836
TM International BHD (I)	41,100	49,423
UEM Land Holdings BHD (I)	36,187	$16,178
UMW Holdings BHD	24,700	48,232
YTL Corp. BHD	14,586	33,251
YTL Power International BHD	82,365	56,096

		2,174,334
Mexico - 1.04%
Alfa SA de CV	5,936	44,516
America Movil SAB de CV, Series L	448,994	1,062,334
Cemex SA de CV (I)	187,141	181,454
Coca-Cola Femsa SAB de CV, Series L	5,059	31,735
Desarrolladora Homex SA de CV (I)	7,400	31,098
Fomento Economico Mexicano SA de CV	51,365	222,450
Fresnillo PLC	4,319	62,397
Grupo Aeroportuario del Pacifico SA de CV, Series B	8,500	24,797
Grupo Bimbo SA de CV	9,288	66,789
Grupo Carso SA de CV	15,484	49,494
Grupo Elektra SA de CV	1,800	72,094
Grupo Financiero Banorte SA de CV	35,109	133,019
Grupo Financiero Inbursa SA de CV	17,341	56,985
Grupo Mexico SAB de CV, Series B	81,838	194,264
Grupo Modelo SA	10,308	50,914
Grupo Televisa SA	57,843	202,157
Industrias Penoles SA de CV	2,050	40,065
Kimberly-Clark de Mexico SA de CV	14,026	81,457
Mexichem SAB de CV	16,491	42,716
Telefonos de Mexico SA de CV	107,820	76,615
Urbi Desarrollos Urbanos SA de CV (I)	17,600	32,661
Wal-Mart de Mexico SA de CV, Series V	127,930	283,398

		3,043,409
Netherlands - 1.81%
Aegon NV (I)	34,800	186,425
Akzo Nobel NV	5,630	291,229
ASML Holding NV	9,545	262,120
Corio NV	1,300	63,148
Delta Lloyd NV	1,669	27,912
Fugro NV	1,904	87,058
Heineken Holding NV	2,904	105,946
Heineken NV	6,005	254,548
ING Groep NV (I)	82,054	609,208
Koninklijke (Royal) KPN NV	35,449	452,643
Koninklijke Ahold NV	25,713	318,437
Koninklijke Boskalis Westinster NV	1,859	72,385
Koninklijke DSM NV	4,014	159,473
Koninklijke Philips Electronics NV	22,476	669,950
Koninklijke Vopak NV	1,450	53,213
Randstad Holdings NV (I)	2,698	106,196
Reed Elsevier NV	16,922	186,678
SBM Offshore NV	4,334	61,850
TNT NV (L)	7,844	197,702
Unilever NV	37,388	1,019,395
Wolters Kluwer NV	7,194	137,275

		5,322,791
New Zealand - 0.08%
Auckland International Airport, Ltd.	35,845	45,817
Contact Energy, Ltd. (I)	4,455	17,345
Fletcher Building, Ltd.	15,433	82,635
Sky City Entertainment Group, Ltd.	6,492	12,654
Telecom Corp. of New Zealand, Ltd.	60,851	78,662

		237,113
Norway - 0.44%
Aker Solutions ASA	3,681	42,163

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Norway (continued)
DnB NOR ASA	20,289	$195,228
Norsk Hydro ASA (L)	18,386	82,733
Orkla ASA	16,158	103,430
Renewable Energy Corp. ASA (I)(L)	13,486	31,682
Statoil ASA	24,772	477,775
Telenor ASA	17,791	223,429
Yara International ASA	4,812	134,645

		1,291,085
Peru - 0.19%
Compania de Minas Buenaventura SA	3,833	148,613
Credicorp SA	2,108	192,777
Credicorp, Ltd., ADR	50	4,545
Southern Peru Copper Corp.	8,121	217,237

		563,172
Philippines - 0.13%
Ascendas Real Estate Investment Trust	35,395	45,687
Ayala Corp.	2,356	16,451
Ayala Land, Inc.	163,200	46,120
Banco De Oro	4,786	4,892
Bank of the Philippine Islands	40,320	39,193
Filinvest Land, Inc.	98,991	2,013
Globe Telecommunications, Inc.	830	15,890
Jollibee Foods Corp.	10,900	16,442
Manila Electric Company	5,957	23,584
Metropolitan Bank & Trust Company	15,500	20,628
Philippine Long Distance Telephone Company	1,120	57,447
PNOC Energy Development Corp.	207,938	19,911
SM Investments Corp.	4,340	38,975
SM Prime Holdings, Ltd.	136,479	31,765

		378,998
Poland - 0.26%
Asseco Poland SA PDA	2,030	32,105
Bank Handlowy w Warszawie SA	326	7,052
Bank Millennium SA (I)	12,341	15,398
Bank Pekao SA	3,048	138,861
Bank Zachodni WBK SA	639	36,173
Boryszew SA (I)	3,966	2,333
BRE Bank SA (I)	258	17,098
BRE Bank SA (Allotment Shares)	107	7,091
Cyfrowy Polsat SA (I)	6,360	26,424
Firma Oponiarska Debica SA	64	1,235
Getin Holding SA (I)	5,118	14,191
Globe Trade Centre SA (I)	3,523	23,980
Grupa Lotos SA (I)	722	6,091
ING Bank Slaski SA (I)	33	7,276
KGHM Polska Miedz SA	3,252	83,983
PBG SA	272	16,650
Polish Oil & Gas Company	27,824	26,868
Polski Koncern Naftowy Orlen SA (I)	8,578	88,954
Powszechna Kasa Oszczednosci Bank Polski SA	10,468	111,533
Sygnity SA (I)	207	803
Telekomunikacja Polska SA	14,172	59,520
TVN SA	4,829	22,491

		746,110
Portugal - 0.18%
Banco Comercial dos Acores SA (L)	64,836	48,602
Banco Espirito Santo SA	11,295	44,509
Brisa Auto Estrada SA	3,507	21,222
Cimpor-Cimentos De Portugal SA	4,601	25,568
Electricidade de Portugal SA	37,846	111,748
Galp Energia SGPS SA	3,215	48,005
Jeronimo Martins SGPS SA	4,434	$40,428
Portugal Telecom SGPS SA (L)	20,186	200,091

		540,173
Russia - 1.34%
Comstar United Telesystems, GDR (I)	9,720	59,292
Gazprom OAO, SADR	69,426	1,305,903
Gazprom OAO, SADR (London Exchange)	1,840	34,608
JSC MMC Norilsk Nickel, ADR	24,213	351,573
Lukoil OAO, ADR (L)	13,672	704,108
Mechel, SADR (L)	4,296	77,929
Mobile TeleSystems, SADR	12,247	234,653
NovaTek OAO, ADR	2,317	164,369
Novolipetsk Steel, ADR	2,328	60,528
Polyus Gold Company ZAO, SADR	4,190	115,435
Rostelecom, ADR (I)(L)	2,023	43,697
Sibirtelecom, ADR (I)	632	7,331
Sistema JSFC, Reg. S, GDR	2,966	67,883
Surgutneftegaz SADR	21,410	90,993
Surgutneftegaz, ADR	19,790	174,746
Tatneft, ADR	8,287	233,693
UralsvyAzinform, ADR (I)	1,479	7,395
VolgaTelecom, ADR (I)	1,355	7,791
VTB Bank OJSC, GDR	25,800	122,033
Wimm-Bill-Dann Foods OJSC, ADR	3,792	67,498

		3,931,458
Singapore - 1.16%
Capitaland, Ltd.	63,587	162,133
CapitaMall Trust	60,552	78,807
City Developments, Ltd.	12,715	100,211
ComfortDelGro Corp., Ltd.	55,269	57,246
Cosco Corp. Singapore, Ltd. (L)	42,000	44,078
DBS Group Holdings, Ltd.	39,974	387,596
Fraser and Neave, Ltd.	30,200	110,370
Genting Singapore PLC (I)	98,400	81,493
Golden Agri-Resources, Ltd.	210,085	78,630
Jardine Cycle and Carriage, Ltd.	2,924	62,061
K-Green Trust (I)	6,562	4,924
Keppel Corp., Ltd.	32,810	197,697
Keppel Land, Ltd.	16,000	44,020
Neptune Orient Lines, Ltd. (I)	15,133	21,350
Olam International, Ltd.	22,281	40,799
Oversea-Chinese Banking Corp., Ltd.	58,377	367,214
SembCorp Industries, Ltd.	30,415	87,894
SembCorp Marine, Ltd.	13,706	37,471
Singapore Airlines, Ltd.	13,880	143,811
Singapore Airport Terminal Services, Ltd.	10,132	19,288
Singapore Exchange, Ltd.	22,601	118,262
Singapore Press Holdings, Ltd.	39,059	105,224
Singapore Technologies Engineering, Ltd.	39,202	91,675
Singapore Telecommunications, Ltd.	191,430	413,499
Suntec Real Estate Investment Trust	191	179
United Overseas Bank, Ltd.	27,592	383,311
UOL Group, Ltd.	7,568	20,409
Wilmar International, Ltd.	25,000	102,301
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	36,274

		3,398,227
South Africa - 1.64%
ABSA Group, Ltd.	6,306	99,192
Adcock Ingram Holdings, Ltd.	4,907	36,934
African Bank Investments, Ltd.	27,463	107,598
African Rainbow Minerals, Ltd.	2,145	44,819
Anglo Platinum, Ltd. (I)	1,648	155,071
AngloGold Ashanti, Ltd.	7,260	313,800

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Aspen Pharmacare Holdings, Ltd. (I)	4,269	$42,099
Aveng, Ltd.	7,920	35,311
Bidvest Group, Ltd.	5,382	85,113
Discovery Holdings, Ltd., ADR	9,036	41,186
FirstRand, Ltd.	59,334	138,380
Foschini, Ltd.	3,406	28,632
Gold Fields, Ltd.	16,000	215,449
Growthpoint Properties, Ltd.	28,114	56,422
Harmony Gold Mining Company, Ltd.	7,113	75,328
Hulamin, Ltd. (I)	156	206
Impala Platinum Holdings, Ltd.	11,959	277,234
Imperial Holdings, Ltd.	5,062	55,617
Investec, Ltd.	3,621	25,234
Kumba Iron Ore, Ltd.	1,658	68,424
Kumba Resources, Ltd.	2,168	30,929
Liberty Holdings, Ltd.	3,638	34,588
Massmart Holdings, Ltd.	3,626	55,518
Mittal Steel South Africa, Ltd.	3,365	33,086
MTN Group, Ltd.	36,037	472,427
Murray & Roberts Holdings, Ltd.	5,230	26,313
Naspers, Ltd.	8,488	285,281
Nedbank Group, Ltd.	3,976	61,813
Network Healthcare Holdings, Ltd. (I)	37,390	62,701
Northam Platinum, Ltd.	5,619	33,010
Pick’n Pay Stores, Ltd.	11,917	67,128
Pretoria Portland Cement Company, Ltd.	9,199	38,067
Remgro, Ltd.	8,783	107,826
Reunert, Ltd.	5,060	37,520
RMB Holdings, Ltd.	26,897	108,673
Sanlam, Ltd.	43,663	129,476
Sappi, Ltd. (I)	17,308	66,327
Sasol, Ltd.	13,639	484,148
Shoprite Holdings, Ltd.	8,525	91,548
Standard Bank Group, Ltd.	26,121	345,529
Steinhoff International Holdings, Ltd. (I)	25,276	58,228
Super Group, Ltd. (I)	2,898	248
Telkom SA, Ltd.	5,943	29,121
Tiger Brands, Ltd.	3,203	70,647
Truworths International, Ltd.	13,754	95,639
Woolworths Holdings, Ltd.	24,928	77,395

		4,805,235
South Korea - 2.97%
Amorepacific Corp.	60	50,999
Asiana Airlines, Inc. (I)	814	6,399
Busan Bank	2,097	18,826
Cheil Industries, Inc.	840	64,347
CJ CheilJedang Corp.	120	21,927
Daegu Bank	3,940	44,706
Daelim Industrial Company, Ltd.	480	24,729
Daewoo Engineering & Construction Company, Ltd.	6,620	55,678
Daewoo International Corp.	836	21,105
Daewoo Securities Company, Ltd.	2,350	38,272
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	1,710	25,890
DC Chemical Company, Ltd.	240	48,396
Dongbu Insurance Company, Ltd.	990	28,328
Dongkuk Steel Mill Company, Ltd.	2,180	38,728
Doosan Corp.	370	33,249
Doosan Heavy Industries and Construction Company, Ltd.	580	35,431
Doosan Infracore Company, Ltd. (I)	4,030	62,504
GS Engineering & Construction Corp.	1,110	67,247
GS Holdings Corp.	1,880	58,607
Hana Financial Group, Inc.	4,870	$128,986
Hanjin Heavy Industries & Construction Company, Ltd.	1,053	22,136
Hanjin Shipping Company, Ltd. (I)	1,603	48,189
Hanjin Shipping Holdings Company, Ltd. (I)	271	4,161
Hankook Tire Company, Ltd.	3,350	75,969
Hanwha Chemical Corp.	2,217	31,914
Hanwha Corp.	840	25,395
Hite Brewery Company, Ltd.	162	19,236
Hite Holdings Company, Ltd.	200	3,495
Honam Petrochemical Corp.	230	27,266
Hynix Semiconductor, Inc. (I)	11,990	243,123
Hyosung Corp.	390	24,715
Hyundai Department Store Company, Ltd.	800	76,419
Hyundai Development Company	1,140	25,353
Hyundai Engineering & Construction Company, Ltd.	990	45,557
Hyundai Heavy Industries Company, Ltd.	920	175,471
Hyundai Mipo Dockyard Company, Ltd.	570	59,870
Hyundai Mobis	1,540	257,914
Hyundai Motor Company, Ltd.	3,380	395,940
Hyundai Securities Company, Ltd.	2,435	22,987
Hyundai Steel Company	1,100	80,664
Industrial Bank of Korea	2,860	33,377
Kangwon Land, Inc.	1,500	22,616
KB Financial Group, Inc., ADR	2,566	97,226
KCC Corp.	240	57,814
Kia Motors Corp.	3,510	93,132
Korea Electric Power Corp. (I)	3,830	98,006
Korea Electric Power Corp., SADR (I)	3,533	45,505
Korea Exchange Bank	4,620	47,017
Korea Gas Corp.	1,230	42,157
Korea Investment Holdings Company, Ltd.	600	15,199
Korea Line Corp. (I)	160	6,236
Korea Zinc Company, Ltd.	340	59,908
Korean Air Lines Company, Ltd. (I)	1,139	75,602
Korean Reinsurance Company, Ltd.	15	118
KT Corp.	2,633	96,796
KT Corp. SADR	1,397	26,780
KT&G Corp.	2,410	118,499
Kumho Industrial Company, Ltd. (I)	540	1,464
LG Chem, Ltd.	988	248,292
LG Corp.	1,990	106,725
LG Display Company, Ltd.	3,760	124,852
LG Display Company, Ltd., ADR (L)	2,360	37,996
LG Electronics, Inc.	2,070	158,073
LG Household & Health Care, Ltd.	310	87,866
LG Telecom, Ltd.	11,952	74,268
Lotte Confectionery Company, Ltd.	44	45,862
Lotte Shopping Company, Ltd.	170	48,687
LS Cable, Ltd.	870	62,574
Mirae Asset Securities Company, Ltd.	875	38,337
NCSoft Corp.	380	62,647
NHN Corp. (I)	828	123,225
Pacific Corp.	20	2,543
POSCO	1,559	591,701
S-Oil Corp.	850	37,269
S1 Corp.	810	34,433
Samsung Card Company, Ltd.	1,490	60,205
Samsung Corp.	2,810	118,910
Samsung Electro-Mechanics Company, Ltd.	1,160	145,134
Samsung Electronics Company, Ltd.	2,563	1,609,276
Samsung Engineering Company, Ltd.	600	55,612
Samsung Fire & Marine Insurance Company, Ltd.	820	129,965

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

`	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung Heavy Industries Company, Ltd.	3,350	$63,032
Samsung SDI Company, Ltd.	660	92,277
Samsung Securities Company, Ltd.	990	43,611
Samsung Techwin Company, Ltd.	677	58,217
Shinhan Financial Group Company, Ltd.	8,575	315,806
Shinsegae Company, Ltd.	303	130,797
SK Energy Company, Ltd.	1,280	113,559
SK Holdings Company, Ltd.	719	51,130
SK Networks Company, Ltd.	3,090	26,070
SK Telecom Company, Ltd.	470	61,557
SK Telecom Company, Ltd. ADR	3,498	51,526
STX Pan Ocean Company, Ltd.	3,650	33,347
Tong Yang Investment Bank	6	43
Woongjin Coway Company, Ltd.	1,930	64,520
Woori Finance Holdings Company, Ltd.	4,570	53,827
Woori Investment & Securities Company, Ltd.	2,910	37,154
Yuhan Corp.	334	41,723

		8,720,228
Spain - 2.31%
Abertis Infraestructuras SA	7,395	106,554
Acciona SA	749	56,884
Acerinox SA	3,881	60,165
ACS Actividades de Construccion y Servicios SA	4,392	160,624
Banco Bilbao Vizcaya Argentaria SA	78,200	806,749
Banco de Sabadell SA (L)	23,481	105,998
Banco de Valencia SA (I)	2,663	11,832
Banco Popular Espanol SA	18,814	95,939
Banco Santander SA	182,110	1,913,609
Bankinter SA (L)	6,779	41,190
Cintra Concesiones de Infraestructuras de Transporte SA	5,569	35,978
Criteria Caixacorp SA	15,574	63,743
EDP Renovaveis SA (I)	3,867	22,693
Enagas	3,245	48,768
Fomento de Construcciones SA	432	9,227
Gamesa Corporacion Tecnologica SA (I)	4,854	41,658
Gas Natural SDG SA	5,781	83,379
Gestevision Telecinco SA (L)	416	3,691
Grifols SA	1,776	18,135
Iberdrola Renovables SA	21,843	68,239
Iberdrola SA	84,910	476,152
Iberia Lineas Aereas de Espana SA (I)	6,193	17,544
Inditex SA	5,177	293,615
Indra Sistemas SA	1,823	29,223
Mapfre SA (L)	14,854	40,315
Mapfre SA	478	1,297
Red Electrica De Espana	2,815	100,626
Repsol YPF SA	17,051	344,495
Telefonica SA	90,874	1,678,124
Zardoya Otis SA	3,770	48,574
Zeltia SA (I)	175	675

		6,785,695
Sweden - 1.83%
Alfa Laval AB	4,804	62,052
Assa Abloy AB, Series B	8,099	161,536
Atlas Copco AB, Series A	16,641	243,618
Atlas Copco AB, Series B	10,222	135,388
Boliden AB	6,000	66,452
Electrolux AB	5,064	115,596
Ericsson (LM), Series B	66,490	740,286
Getinge AB, Series B	2,912	56,351
Hennes & Mauritz AB, B Shares	23,464	645,202
Holmen AB, Series B	371	$8,802
Husqvarna AB, B Shares	6,017	36,212
Investor AB, B Shares	11,200	181,271
Loomis AB	1,539	14,678
Modern Times Group AB, B Shares	1,128	61,527
Nordea Bank AB	70,768	583,678
Sandvik AB	24,537	298,677
Scania AB, Series B	4,952	75,490
Securitas AB, Series B	3,499	31,583
Skandinaviska Enskilda Banken AB, Series A	33,294	176,596
Skanska AB, Series B	9,559	137,987
SKF AB, B Shares	9,852	176,479
SSAB AB, Series A	2,022	27,101
SSAB AB, Series B	1,192	14,209
Svenska Cellulosa AB	14,076	165,572
Svenska Handelsbanken AB, Series A	11,139	272,821
Swedbank AB, Class A (I)	14,200	130,742
Swedish Match AB	4,653	101,367
Tele2 AB, Series B	3,680	55,019
Teliasonera AB	52,543	337,763
Volvo AB, Series B (I)	23,220	255,346

		5,369,401
Switzerland - 5.48%
ABB, Ltd. (I)	50,204	872,397
Actelion, Ltd. (I)	2,619	97,666
Adecco SA	3,079	145,276
Aryzta AG	2,257	86,608
Baloise Holding AG	1,305	90,798
Compagnie Financiere Richemont SA	11,564	402,318
Credit Suisse Group AG	26,244	986,348
GAM Holding, Ltd. (I)	5,595	60,993
Geberit AG	1,083	167,944
Givaudan AG	201	169,894
Holcim, Ltd.	5,296	354,499
Julius Baer Group, Ltd.	5,595	159,294
Kuehne & Nagel International AG	1,411	144,528
Lindt & Spruengli AG-PC	25	54,286
Lindt & Spruengli AG-REG	3	73,510
Logitech International SA (I)(L)	4,213	57,220
Lonza Group AG	1,192	79,350
Nestle SA	76,946	3,712,642
Nobel Biocare Holding AG	2,901	49,582
Novartis AG	47,709	2,314,671
Pargesa Holding SA, ADR	791	51,825
Roche Holdings AG	15,887	2,181,660
Schindler Holding AG - PC	1,382	116,205
Schindler Holding AG - REG	494	41,115
SGS SA	116	156,179
Sika AG	46	81,298
Sonova Holding AG	1,149	140,902
Straumann Holding AG	186	40,243
Swatch Group AG (L)	1,185	60,598
Swiss Life Holding (I)	864	82,695
Swiss Reinsurance Company, Ltd.	7,581	311,853
Swisscom AG	614	208,014
Syngenta AG	2,139	493,936
The Swatch Group AG	787	220,252
UBS AG (I)	77,566	1,028,181
Unaxis Holding AG (I)	13,880	58,167
Zurich Financial Services AG	3,341	733,386

		16,086,333
Taiwan - 2.04%
Acer, Inc.	53,371	123,773

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Advanced Semiconductor Engineering, Inc.	82,940	$65,549
Advantech Company, Ltd.	1,647	3,361
Asia Cement Corp.	32,745	28,702
Asia Optical Company, Inc.	79	126
Asustek Computer, Inc.	12,257	90,421
AU Optronics Corp.	163,827	145,836
BenQ Corp. (I)	16,048	7,882
Catcher Technology Company, Ltd.	8,184	17,660
Cathay Financial Holdings Company, Ltd.	128,350	189,742
Chang Hwa Commercial Bank, Ltd.	68,000	30,973
Cheng Shin Rubber Industry Company, Ltd.	12,602	25,546
Cheng Uei Precision Industry Company, Ltd.	6,747	10,805
China Airlines, Ltd. (I)	24,472	12,415
China Development Financial Holdings Corp. (I)	172,989	46,240
China Motor Company, Ltd. (I)	65	38
China Steel Corp.	216,037	198,915
Chinatrust Financial Holding Company, Ltd.	180,353	98,402
Chunghwa Picture Tubes, Ltd. (I)	164,000	10,630
Chunghwa Telecom Company, Ltd.	105,185	208,636
CMC Magnetics Corp. (I)	18,000	4,473
Compal Communications, Inc.	5,512	4,541
Compal Electronics, Inc.	78,221	93,257
D-Link Corp.	361	273
Delta Electronics, Inc.	32,331	103,495
E.Sun Financial Holding Company, Ltd. (I)	39,304	15,906
Epistar Corp.	10,064	26,031
Eternal Chemical Company, Ltd. (I)	3,687	3,521
EVA Airways Corp. (I)	21,476	12,597
Evergreen Marine Corp. (I)	8,000	5,046
Everlight Electronics Company, Ltd.	6,535	16,708
Far Eastern Department Stores Company, Ltd.	17,304	14,091
Far Eastern New Century Corp.	56,497	58,212
Far EasTone Telecommunications Company, Ltd.	16,159	19,919
First Financial Holding Company, Ltd. (I)	86,824	47,798
Formosa Chemicals & Fibre Corp.	59,740	136,537
Formosa Petrochemical Corp.	24,720	59,636
Formosa Plastic Corp. (I)	85,160	179,016
Formosa Taffeta Company, Ltd.	5,000	3,494
Foxconn Technology Company, Ltd.	10,978	36,378
Fubon Financial Holding Company, Ltd. (I)	96,000	106,592
HannStar Display Corp. (I)	58,031	11,018
High Tech Computer Corp.	14,511	192,520
Hon Hai Precision Industry Company, Ltd. (I)	170,590	599,133
Hua Nan Financial Holdings Company, Ltd.	56,402	32,263
InnoLux Display Corp.	88,017	90,487
Inotera Memories, Inc. (I)	428	238
Inventec Appliances Corp.	813	579
Inventec Company, Ltd.	22,533	11,988
KGI Securities Company, Ltd.	30,000	11,637
Kinsus Interconnect Technology Corp.	1,035	1,988
Largan Precision Company, Ltd.	1,143	18,225
Lite-On Technology Corp.	38,270	41,862
Macronix International Company, Ltd.	47,677	31,227
MediaTek, Inc.	20,300	283,125
Mega Financial Holding Company, Ltd.	171,000	91,360
Mitac International	2,814	1,059
Mosel Vitelic, Inc. (I)	376	162
Motech Industries, Inc.	4,316	13,025
Nan Ya Plastics Corp.	111,240	177,312
Nan Ya Printed Circuit Board Corp.	1,154	4,676
Nanya Technology Corp. (I)	22,826	17,721
Novatek Microelectronics Corp., Ltd.	7,361	19,754
Pan-International Industrial Company, Ltd.	312	466
Pegatron Corp. (I)	32,989	$30,852
Polaris Securities Company, Ltd.	29,282	12,783
Pou Chen Corp.	35,923	27,826
Powerchip Semiconductor Corp. (I)	103,963	13,900
Powertech Technology, Inc.	11,954	33,132
President Chain Store Corp.	7,496	22,092
Quanta Computer, Inc.	39,771	71,892
Realtek Semiconductor Corp.	5,767	12,662
Richtek Technology Corp.	2,310	19,366
Shin Kong Financial Holding Company, Ltd. (I)	89,901	30,647
Siliconware Precision Industries Company	54,855	59,337
SinoPac Holdings Company, Ltd.	97,000	30,561
Synnex Technology International Corp.	21,598	46,809
Taishin Financial Holdings Company, Ltd. (I)	54,074	20,836
Taiwan Cellular Corp.	35,842	73,103
Taiwan Cement Corp.	55,397	46,709
Taiwan Cooperative Bank	35,650	21,465
Taiwan Fertilizer Company, Ltd.	13,000	34,065
Taiwan Glass Industrial Corp.	9,506	8,675
Taiwan Semiconductor Manufacturing Company, Ltd.	547,227	1,023,260
Tatung Company, Ltd. (I)	51,000	8,925
Teco Electric & Machinery Company, Ltd.	16,000	6,571
Transcend Information, Inc.	6,608	17,427
Tripod Technology Corp.	3,703	13,737
Tung Ho Steel Enterprise Corp.	8,132	6,375
U-Ming Marine Transport Corp.	5,000	9,535
Uni-President Enterprises Corp.	63,000	69,379
Unimicron Technology Corp.	20,604	29,930
United Microelectronics Corp.	258,313	114,194
Vanguard International Semiconductor Corp.	126	51
Wafer Works Corp.	136	169
Walsin Lihwa Corp. (I)	28,000	10,315
Wan Hai Lines, Ltd. (I)	5,250	3,231
Wistron Corp.	30,531	44,804
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp.	3,044	1,542
Yuanta Financial Holdings Company, Ltd.	150,130	80,117
Yulon Motor Company, Ltd.	17,510	17,154
Zinwell Corp.	904	1,343

		5,989,769
Thailand - 0.40%
Advanced Info Service PLC	16,600	44,460
Bangkok Bank PCL	6,300	24,118
Bangkok Bank PCL, NVDR	18,300	71,446
Bank of Ayudhya PCL	99,000	60,474
Banpu PCL	4,100	76,450
BEC World PCL	25,900	21,990
C.P. Seven Eleven PCL	56,395	50,057
Charoen Pokphand Foods PCL	69,900	43,809
Electricity Generating PCL	800	2,013
Glow Energy PCL	13,200	15,181
IRPC PCL	214,900	27,468
Kasikornbank PCL	11,700	32,510
Kasikornbank PCL	22,800	66,219
Krung Thai Bank PCL	79,500	30,926
PTT Aromatics & Refining PCL	29,486	22,986
PTT Chemical PCL	7,797	25,276
PTT Exploration & Production PCL	24,200	107,215
PTT PCL, Foreign Shares	18,200	138,228
Siam Cement PCL, Foreign Shares	11,700	100,306
Siam City Cement PCL	1,800	11,893
Siam Commercial Bank PCL	25,500	63,967

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Thai Oil PCL	33,400	$45,630
Total Access Communication PCL	70,600	80,103

		1,162,725
Turkey - 0.39%
Adana Cimento Sanayii Turk Anonim Sirketi, Class A	685	2,040
Akbank AS	24,726	118,054
Akcansa Cimento AS	635	2,556
Aksigorta AS	3,270	3,761
Anadolu Efes Biracilik ve Malt Sanayii AS	6,968	81,357
Asya Katilim Bankasi AS	1,627	3,718
BIM Birlesik Magazalar AS	3,180	87,867
Coca-Cola Icecek AS	5,020	44,645
Dogan Sirketler Grubu Holdings AS	26,757	16,917
Enka Insaat ve Sanayi AS	15,418	52,623
Eregli Demir ve Celik Fabrikalari (I)	13,800	34,924
HACI Omer Sabanci Holding AS	17,051	68,223
Is Gayrimenkul Yatirim Ortakligi AS	2,702	2,549
KOC Holdings AS	14,973	50,484
Tupras Turkiye Petrol Rafine AS	2,088	37,875
Turk Telekomunikasyon AS	9,035	28,633
Turkcell Iletisim Hizmetleri AS	13,561	70,154
Turkiye Garanti Bankasi AS	44,592	184,747
Turkiye Halk Bankasi AS	9,317	68,629
Turkiye Is Bankasi AS	31,745	98,285
Turkiye Vakiflar Bankasi Tao	22,351	50,749
Yapi ve Kredi Bankasi AS (I)	13,970	37,686

		1,146,476
Ukraine - 0.01%
Kernel Holding Sa (I)	818	14,456
United Kingdom - 13.94%
3i Group PLC	28,505	112,344
Admiral Group PLC	4,748	99,273
Aggreko PLC	5,825	121,604
AMEC PLC (I)	9,092	110,836
Anglo American PLC (I)	29,024	1,008,980
Antofagasta PLC	9,593	111,352
ARM Holdings PLC	29,368	121,507
Associated British Foods PLC (I)	9,452	135,856
AstraZeneca PLC (I)	32,667	1,534,931
Autonomy Corp. PLC	5,639	152,187
Aviva PLC (I)	61,989	288,117
BAE Systems PLC (I)	80,849	375,600
Balfour Beatty PLC	12,644	44,929
Barclays PLC	258,791	1,025,983
BG Group PLC	75,752	1,121,365
BHP Billiton PLC	49,778	1,288,098
BP PLC	416,095	1,998,389
British Airways PLC (L)	10,101	29,314
British American Tobacco PLC	45,234	1,432,326
British Land Company PLC (I)	21,261	135,910
British Sky Broadcasting Group PLC	27,208	283,783
BT Group PLC	181,279	346,178
Bunzl PLC	6,411	63,933
Burberry Group PLC	10,773	121,481
Cable & Wireless Communications PLC	1,000	853
Cable & Wireless Worldwide	61,515	78,804
Cairn Energy PLC (I)	33,540	205,205
Capita Group PLC	14,886	163,323
Capital & Counties Properties PLC (I)	12,534	20,319
Carnival PLC	4,350	139,427
Carphone Warehouse Group PLC (I)	2,945	8,211
Cattles PLC (I)	255	0
Centrica PLC	116,907	$514,814
Cobham PLC	17,686	55,746
Compass Group PLC	43,677	331,377
Diageo PLC	55,610	871,357
Enquest PLC (I)	3,012	4,492
Enquest PLC (I)	4,119	6,041
Eurasian Natural Resources Corp.	3,860	49,098
F&C Asset Management PLC	4,335	3,351
FirstGroup PLC	6,232	33,717
G4S PLC	33,582	133,066
GlaxoSmithKline PLC	114,937	1,947,858
Hammerson PLC	15,743	79,534
Home Retail Group PLC	14,560	46,047
HSBC Holdings PLC	386,635	3,527,285
ICAP PLC	8,381	50,238
Imperial Tobacco Group PLC (I)	23,168	645,977
Inmarsat PLC	10,139	107,425
Intercontinental Hotels Group PLC	5,311	82,720
International Personal Finance PLC	84	237
International Power PLC	36,664	162,437
Invensys PLC	13,036	46,564
Investec PLC	5,275	35,478
ITV PLC (I)	82,721	61,579
J Sainsbury PLC	28,245	134,399
Johnson Matthey PLC	5,977	132,338
Kazakhmys PLC	5,270	77,322
Kingfisher PLC	61,778	191,720
Ladbrokes PLC	204	385
Land Securities Group PLC	19,578	160,591
Legal & General Group PLC	147,161	171,225
Liberty International PLC	12,534	57,821
Lloyds Banking Group PLC	882,339	700,070
London Stock Exchange Group PLC	2,110	17,472
Lonmin PLC, ADR (I)	3,285	68,565
Man Group PLC	30,604	101,243
Marks & Spencer Group PLC	34,711	171,074
National Express Group PLC (I)	10,386	33,658
National Grid PLC	79,921	588,736
Next PLC	5,027	148,760
Old Mutual PLC	133,452	204,135
Pearson PLC (I)	19,306	252,640
Petrofac, Ltd.	4,119	72,428
Pharmstandard (I)	4,240	93,280
Prudential PLC	56,985	427,111
Randgold Resources, Ltd.	1,788	170,000
Reckitt Benckiser Group PLC	13,743	635,726
Reed Elsevier PLC	26,202	193,431
Resolution, Ltd.	40,305	37,914
Rexam PLC	13,172	59,108
Rio Tinto PLC (I)	30,609	1,339,445
Rolls-Royce Group PLC (I)	43,490	362,164
Royal & Sun Alliance PLC (I)	90,347	160,365
Royal Bank of Scotland Group PLC (I)	362,567	218,368
Royal Dutch Shell PLC	78,521	1,982,928
Royal Dutch Shell PLC, B Shares	61,118	1,479,748
SABMiller PLC	20,945	581,535
Sage Group PLC	34,966	119,650
Schroders PLC (I)	1,389	24,997
Scottish & Southern Energy PLC	19,635	325,503
Segro PLC	11,542	43,475
Serco Group PLC	12,247	106,683
Severn Trent PLC	5,976	109,036
Smith & Nephew PLC (I)	21,225	199,836
Smiths Group PLC	9,579	151,607
Standard Chartered PLC (I)	44,648	1,083,871

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Standard Life PLC	60,036	$154,079
TalkTalk Telecom Group PLC (I)	5,890	10,886
Tesco PLC (I)	179,511	1,010,733
Thomas Cook Group PLC	22,139	58,384
Tomkins PLC (I)	16,142	54,229
TUI Travel PLC	6,959	21,588
Tullow Oil PLC	18,743	279,190
Unilever PLC	29,340	781,947
United Utilities Group PLC	16,697	130,112
Vedanta Resources PLC	3,686	115,988
Vodafone Group PLC	1,165,835	2,415,867
Whitbread PLC	3,619	75,663
William Morrison Supermarket PLC	47,307	186,501
Wolseley PLC (I)	7,331	143,325
WPP PLC	26,936	253,300
Xstrata PLC	42,103	551,606

		40,910,617
United States - 0.06%
Southern Copper Corp.	264	7,007
Synthes AG	1,516	174,322

		181,329

TOTAL COMMON STOCKS (Cost $290,161,607)		$276,392,695

PREFERRED STOCKS - 2.28%
Brazil - 1.94%
AES Tiete SA	3,400	39,086
Banco Bradesco SA	38,665	602,146
Banco do Estado do Rio Grande do Sul	4,032	29,330
Bradespar SA	4,600	83,565
Brasil Telecom SA (I)	10,204	68,630
Braskem SA, A Shares (I)	4,100	28,462
Centrais Eletricas Brasileiras SA	4,300	67,180
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,523	88,032
Companhia de Bebidas das Americas	3,325	331,413
Companhia de Gas de Sao Paulo	600	11,584
Companhia de Transmissao de Energia Eletrica Paulista	1,616	41,631
Companhia Energetica de Minas Gerais	9,429	136,655
Companhia Energetica de Sao Paulo	2,583	35,203
Companhia Paranaense de Energia	1,700	35,036
Eletropaulo Metropolitana SA	1,351	26,915
Fertilizantes Fosfatados SA (I)	6,500	48,615
Gerdau SA	17,000	222,177
Investimentos Itau SA	52,223	309,866
Itau Unibanco Holding SA	45,953	827,409
Klabin SA	16,000	44,321
Lojas Americanas SA	5,800	42,030
Metalurgica Gerdau SA	5,500	89,006
Net Servicos de Comunicacao SA (I)	3,198	30,120
Petroleo Brasileiro SA	70,100	1,043,150
Suzano Papel e Celulose SA	2,375	20,013
Tam SA	1,749	24,224
Tele Norte Leste Participacoes SA	7,300	109,197
Telemar Norte Leste SA (I)	1,600	43,435
Tim Participacoes SA	23,851	64,087
Usinas Siderurgicas de Minas Gerais SA	5,075	135,268
Vale SA	44,100	926,222
Vivo Participacoes SA	3,261	83,828

		5,687,836
Germany - 0.26%
Bayerische Motoren Werke (BMW) AG	1,201	42,140
Fresenius SE	1,680	111,087
Henkel AG & Company KGaA	3,820	$185,835
Porsche Automobil Holding SE	2,289	97,648
RWE AG	1,090	65,730
Volkswagen AG	3,104	271,750

		774,190
Malaysia - 0.00%
Malaysian Airline System BHD (I)	2,300	565
South Korea - 0.08%
Hyundai Motor Company, Ltd. -2nd Preferred	560	23,644
LG Electronics, Inc.	780	24,460
Samsung Electronics Company, Ltd.	440	187,597

		235,701

TOTAL PREFERRED STOCKS (Cost $4,806,892)		$6,698,292

RIGHTS - 0.01%
Hong Kong - 0.00%
Bank of Communications Company, Ltd. (Expiration Date: 07/09/2010, Strike Price: HKD 5.14) (I)	18,468	7,400
Norway - 0.00%
Norsk Hydro ASA (Expiration Date: 07/09/2010, Strike Price: NOK 26.30) (I)	5,595	2,889
Spain - 0.01%
Iberdrola SA (Expiration Date: 07/05/2010, Strike Price: EUR 0.19) (I)	84,910	19,832
Zardoya Otis SA (Expiration Date: 07/07/2010, Strike Price: EUR 0.52) (I)	3,760	2,396

		22,228

TOTAL RIGHTS (Cost $23,969)		$32,517

WARRANTS - 0.00%
Hong Kong - 0.00%
Henderson Land Development Company, Ltd. (Expiration Date: 06/01/2011: Strike Price: HKD 58.00) (I)	4,905	831
Kingboard Chemical Holdings, Ltd. (Expiration Date: 10/31/2012, Strike Price: HKD 40.00) (I)	777	349

		1,180
Italy - 0.00%
Mediobanca SPA (Expiration Date: 03/18/2011, Strike Price: EUR 9.00) (I)	12,275	497
UBI Banca SCPA (Expiration Date: 06/30/2011, Strike Price: EUR 12.30) (I)	22,878	459

		956
Malaysia - 0.00%
IJM Land BHD (Expiration Date: 09/11/2013, Strike Price: MYR 1.35) (I)	1,395	388
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date: 07/23/2012, Strike Price: SGD 0.54) (I)	12,210	873

TOTAL WARRANTS (Cost $0)		$3,397

SHORT-TERM INVESTMENTS - 4.14%
Short-Term Securities - 1.21%
AIM Short-Term Investment Trust, STIC Prime Portfolio, 0.210%	$3,515,665	3,515,665
Federated Prime Obligations Fund, 0.230%	28,209	28,204

		3,543,869

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 2.93%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$860,197	$8,609,709

TOTAL SHORT-TERM INVESTMENTS (Cost $12,152,299)		$12,153,578

Total Investments (International Equity Index Trust B)
(Cost $307,144,767) - 100.63%		$295,280,479
Other assets and liabilities, net - (0.63%)		(1,847,747)

TOTAL NET ASSETS - 100.00%		$293,432,732

International Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.92%
Australia - 7.64%
AGL Energy, Ltd.	88,747	$1,092,959
Alumina, Ltd.	482,136	610,957
AMP, Ltd.	404,303	1,757,986
Aristocrat Leisure, Ltd.	79,058	241,549
Arrow Energy NL (I)	115,629	470,385
Asciano Group (I)	577,612	779,527
Australia & New Zealand Banking Group, Ltd.	499,928	8,974,771
Australian Stock Exchange, Ltd.	34,090	831,749
Axa Asia Pacific Holdings, Ltd.	204,253	935,397
Bendigo and Adelaide Bank, Ltd.	69,265	473,461
BGP Holdings PLC	1,690,087	2
BHP Billiton, Ltd.	662,461	20,602,442
Billabong International, Ltd.	40,013	291,395
BlueScope Steel, Ltd. (I)	359,507	626,274
Boral, Ltd.	117,468	472,207
Brambles, Ltd.	278,778	1,270,961
Caltex Australia, Ltd.	26,782	209,142
CFS Gandel Retail Trust	347,919	551,304
Coca-Cola Amatil, Ltd.	110,820	1,109,866
Cochlear, Ltd.	11,177	696,237
Commonwealth Bank of Australia	302,881	12,275,935
Computershare, Ltd.	87,753	776,364
Crown, Ltd.	89,413	579,527
CSL, Ltd.	109,883	2,996,866
CSR, Ltd.	299,164	419,567
Dexus Property Group	942,072	606,554
Energy Resources of Australia, Ltd.	13,243	146,728
Fortescue Metals Group, Ltd. (I)	244,986	835,251
Foster’s Group, Ltd.	381,075	1,802,797
General Property Trust, Ltd.	348,322	817,800
Goodman Fielder, Ltd.	272,869	307,674
Goodman Group	1,226,217	646,513
Harvey Norman Holding, Ltd.	104,875	289,919
Incitec Pivot, Ltd.	321,027	727,872
James Hardie Industries, Ltd.	85,706	446,374
John Fairfax Holdings, Ltd. (L)	418,248	459,046
Leighton Holdings, Ltd. (L)	26,606	641,170
Lend Lease Corp.	106,266	648,687
MacArthur Coal, Ltd.	25,172	253,136
Macquarie Airports, Ltd.	147,125	330,287
Macquarie Group, Ltd.	66,085	2,033,697
Macquarie Infrastructure Group	446,623	388,388
Metcash, Ltd.	151,337	532,427
Mirvac Group, Ltd.	590,416	646,372
National Australia Bank, Ltd.	418,293	8,079,836
Newcrest Mining, Ltd.	95,385	2,805,329
NRMA Insurance Group, Ltd.	411,157	$1,169,616
Nufarm, Ltd.	45	202
OneSteel, Ltd.	262,360	649,628
Orica, Ltd.	71,325	1,501,585
Origin Energy, Ltd.	173,419	2,166,604
Oxiana, Ltd. (I)	615,782	492,244
Paladin Resources, Ltd. (I)	134,882	402,973
Qantas Airways, Ltd. (I)	218,303	400,751
QBE Insurance Group, Ltd.	202,406	3,080,278
Rio Tinto, Ltd.	85,994	4,762,685
Santos, Ltd.	164,307	1,724,722
Sims Group, Ltd.	32,112	457,208
Sonic Healthcare, Ltd.	72,940	635,362
SP Ausnet	267,477	171,254
Stockland	470,777	1,462,725
Suncorp-Metway, Ltd.	250,713	1,682,770
TABCORP Holdings, Ltd.	120,211	636,757
Tattersall’s, Ltd.	252,515	472,705
Telstra Corp., Ltd.	859,266	2,338,058
Toll Holdings, Ltd.	131,231	599,259
Transurban Group, Ltd. (L)	251,306	891,451
Wesfarmers, Ltd.	198,765	4,758,846
Wesfarmers, Ltd., PPS	29,634	713,189
Westfield Group	432,823	4,405,357
Westpac Banking Corp.	587,558	10,375,866
Woodside Petroleum, Ltd.	107,395	3,745,830
Woolworths, Ltd.	244,755	5,548,482
WorleyParsons, Ltd.	37,770	697,907

		138,437,001
Austria - 0.35%
Amcor, Ltd.	241,070	1,284,333
Erste Group Bank AG	37,260	1,185,365
Immoeast AG (L)	77,994	0
Immofinanz AG (I)(L)	195,668	503,749
Oesterreichische Elektrizitaets AG, Class A	14,872	455,541
OMV AG	29,594	891,918
Raiffeisen International Bank Holding AG (I)(L)	10,669	406,616
Telekom Austria AG	65,417	727,160
Voestalpine AG (L)	21,631	592,047
Wiener Staedtische Allgemeine Versicherung AG (L)	7,603	317,012

		6,363,741
Belgium - 0.91%
Ageas	441,122	985,223
Anheuser-Busch InBev NV	142,465	6,843,162
Belgacom SA	30,037	945,560
Colruyt SA	2,979	700,620
Compagnie Nationale A Portefeuille, ADR	5,530	234,748
Delhaize Group SA	19,904	1,441,203
Dexia SA (I)(L)	114,011	397,182
Groupe Bruxelles Lambert SA	15,950	1,107,862
KBC Bancassurance Holding NV (I)	31,809	1,220,062
Mobistar SA	5,356	283,261
Solvay SA	11,707	999,631
UCB SA	19,920	624,077
Umicore	22,484	650,590

		16,433,181
Bermuda - 0.05%
Chinese Estates Holdings, Ltd.	804	1,417
Seadrill, Ltd.	55,165	991,601

		993,018

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China - 0.02%
Foxconn International Holdings, Ltd. (I)	422,000	$273,456
Denmark - 0.96%
A P Moller Maersk A/S	111	845,121
A P Moller Maersk A/S, Series A	258	2,022,901
Carlsberg A/S	21,111	1,605,014
Coloplast A/S	4,498	446,488
Danske Bank A/S (I)	89,585	1,720,488
DSV A/S, ADR	41,249	591,844
H. Lundbeck A/S	42	572
Novo Nordisk A/S	85,994	6,936,764
Novozymes A/S, B Shares (L)	9,111	967,018
TrygVesta A/S (L)	5,074	266,771
Vestas Wind Systems A/S (I)	40,200	1,671,031
William Demant Holdings A/S (I)	4,663	340,514

		17,414,526
Finland - 0.99%
Elisa OYJ, Class A (I)	26,283	454,994
Fortum OYJ	87,636	1,929,235
Kesko OYJ	13,160	426,150
Kone OYJ	30,443	1,210,475
Metra OYJ	15,596	710,458
Metso OYJ	25,219	805,318
Neste Oil OYJ (L)	25,175	365,759
Nokia AB OYJ	739,221	6,035,946
Nokian Renkaat OYJ (L)	21,232	519,984
Orion OYJ, Series B	17,833	333,670
Outokumpu OYJ	25,159	378,280
Pohjola Bank PLC	27,356	278,489
Rautaruukki OYJ	16,660	242,918
Sampo OYJ	82,898	1,734,486
Sanoma OYJ	15,948	275,140
Stora Enso OYJ, Series R	114,758	820,951
UPM-Kymmene OYJ	102,549	1,358,850

		17,881,103
France - 8.97%
Accor SA (L)	28,916	1,327,934
Aeroports de Paris	5,875	374,407
Air France KLM (I)	26,600	312,907
Air Liquide SA	55,646	5,589,196
Alcatel-Lucent (I)	457,689	1,167,354
Alstom SA (L)	40,587	1,830,252
Atos Origin SA (I)	8,949	357,427
AXA SA	339,069	5,142,281
BioMerieux SA	2,355	241,639
BNP Paribas	187,167	9,993,670
Bouygues SA	45,464	1,741,409
Bureau Veritas SA	9,645	519,241
Cap Gemini SA	28,852	1,260,548
Carrefour SA	118,253	4,669,054
Casino Guichard Perrachon SA (L)	10,893	822,590
Christian Dior SA	12,561	1,193,513
Cie de Saint-Gobain SA	75,898	2,802,380
Cie Generale de Geophysique-Veritas (I)	28,396	498,751
CNP Assurances SA	7,350	500,660
Compagnie Generale des Etablissements Michelin, Class B (L)	29,090	2,027,781
Credit Agricole SA	182,990	1,873,159
Danone SA	114,928	6,137,379
Dassault Systemes SA	11,636	704,157
Eiffage SA (L)	7,988	344,817
Electricite de France	51,065	1,940,592
Eramet	1,045	255,869
Essilor International SA	40,431	2,407,276
Eurazeo	5,705	$328,012
European Aeronautic Defence & Space Company (I)	80,584	1,644,334
Eutelsat Communications	19,541	652,838
Fonciere Des Regions (L)	4,803	397,140
France Telecom SA	365,910	6,314,101
GDF Suez	245,473	6,945,064
Gecina SA	3,722	332,499
Groupe Eurotunnel SA (I)	94,121	636,105
Hermes International SA	10,426	1,383,301
ICADE	4,583	386,623
Iliad SA (L)	3,206	248,676
Imerys SA	7,464	377,499
Ipsen SA	5,831	177,768
JC Decaux SA (I)	13,101	303,470
Klepierre SA	17,962	493,138
L’Oreal SA	47,287	4,620,685
Lafarge SA (L)	39,553	2,138,739
Lagardere S.C.A	23,313	722,351
Legrand SA, ADR	25,991	765,719
LVMH Moet Hennessy SA	48,401	5,272,206
M6-Metropole Television	12,793	259,168
Natixis (I)	172,157	740,594
Neopost SA	6,167	446,284
PagesJaunes Groupe SA (L)	25,012	257,656
Pernod-Ricard SA (L)	39,063	3,021,789
Peugeot SA (I)	30,027	759,001
PPR	14,993	1,850,195
Publicis Groupe SA (L)	25,361	1,008,140
Renault SA (I)	37,926	1,395,772
Safran SA	32,896	912,257
Sanofi-Aventis SA	208,233	12,557,050
Schneider Electric SA	46,674	4,724,101
SCOR SE	32,801	626,942
Societe BIC SA	5,277	374,309
Societe Generale	124,122	5,049,124
Societe Television Francaise	23,226	303,544
Sodexho Alliance	18,607	1,030,558
STMicroelectronics NV	125,873	997,153
Suez Environnement SA	53,156	875,707
Technip SA	19,419	1,105,678
Thales SA	17,697	568,867
Total SA	417,231	18,568,650
Unibail-Rodamco SE	18,020	2,924,647
Vallourec SA (L)	10,746	1,834,786
Veolia Environnement SA	68,152	1,591,871
Vinci SA	85,904	3,537,359
Vivendi SA	242,566	4,907,313

		162,405,026
Germany - 7.07%
Adidas AG	41,289	1,992,936
Allianz SE	89,616	8,898,549
BASF SE	181,324	9,892,415
Bayer AG	163,243	9,108,153
Bayerische Motoren Werke (BMW) AG	65,307	3,158,783
Beiersdorf AG	19,906	1,094,258
Celesio AG	15,161	330,042
Commerzbank AG (I)(L)	139,783	975,585
Continental AG (I)	9,876	512,148
CPBVolkswagen AG (L)	5,824	493,237
Daimler AG (I)	178,053	9,016,102
Deutsche Bank AG	122,567	6,929,715
Deutsche Boerse AG	38,505	2,339,441
Deutsche Lufthansa AG (I)	45,106	621,507

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	167,085	$2,423,750
Deutsche Postbank AG (I)	17,249	498,010
Deutsche Telekom AG	559,591	6,596,596
E.ON AG	355,503	9,570,057
Fraport AG, ADR	7,264	308,733
Fresenius AG	5,617	373,505
Fresenius Medical Care AG	38,462	2,080,781
GEA Group AG	32,717	649,923
Hannover Rueckversicherung AG	11,957	515,077
HeidelbergCement AG	27,760	1,322,223
Henkel AG & Company, KGaA	25,820	1,054,489
Hochtief AG	8,991	534,301
Infineon Technologies AG (I)	214,621	1,240,316
K&S AG	28,317	1,302,609
Linde AG	33,312	3,497,847
MAN AG	20,861	1,719,825
Merck KGAA	12,753	929,081
Metro AG	25,593	1,301,138
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	38,974	4,879,243
Puma AG	1,046	276,071
Qiagen AG (I)(L)	45,667	884,639
RWE AG	82,625	5,385,542
Salzgitter AG	8,320	495,854
SAP AG	169,396	7,524,195
Siemens AG	162,423	14,534,730
Suedzucker AG	13,119	235,264
ThyssenKrupp AG	66,017	1,621,702
TUI AG (I)(L)	27,284	239,871
United Internet AG	23,765	261,315
Wacker Chemie AG	3,093	447,639

		128,067,197
Greece - 0.27%
Alpha Bank A.E. (I)	100,205	489,771
Bank of Cyprus PCL	112,230	449,752
Coca-Cola Hellenic Bottling Company SA	36,087	769,953
EFG Eurobank Ergasias SA (I)	63,847	283,361
Hellenic Petroleum SA	104	736
Hellenic Telecommunications Organization SA	48,314	363,250
Marfin Financial Group SA Holdings (I)	480	588
National Bank of Greece SA (I)	119,827	1,305,656
OPAP SA	44,100	548,533
Piraeus Bank SA (I)	66,361	279,778
Public Power Corp. SA	22,892	328,327
Titan Cement Company SA	23	431

		4,820,136
Hong Kong - 2.41%
ASM Pacific Technology, Ltd.	39,000	303,250
Bank of East Asia, Ltd.	298,600	1,075,321
BOC Hong Kong Holdings, Ltd.	730,172	1,661,586
Cathay Pacific Airways, Ltd.	232,218	457,626
Cheung Kong Holdings, Ltd.	274,000	3,162,530
Cheung Kong Infrastructure Holdings, Ltd.	89,228	330,928
CLP Holdings, Ltd.	380,000	2,751,306
Esprit Holdings, Ltd.	227,179	1,228,021
Hang Lung Group, Ltd.	159,000	846,494
Hang Lung Properties, Ltd.	408,674	1,575,240
Hang Seng Bank, Ltd.	150,981	2,019,101
Henderson Land Development Company, Ltd.	212,489	1,237,942
Hong Kong & China Gas Company, Ltd.	850,549	2,108,800
Hong Kong Electric Holdings, Ltd.	273,918	1,630,322
Hong Kong Exchanges & Clearing, Ltd.	201,900	3,153,418
Hopewell Holdings, Ltd.	113,000	317,835
Hutchison Whampoa, Ltd.	421,000	$2,593,862
Hysan Development Company, Ltd.	125,000	352,268
Kerry Properties, Ltd.	141,203	605,177
Li & Fung, Ltd.	448,000	2,011,189
Lifestyle International Holdings, Ltd.	115,500	224,019
Mongolia Energy Company, Ltd. (I)	604,155	211,615
MTR Corp., Ltd.	283,233	968,685
New World Development Company, Ltd.	500,815	809,027
Noble Group, Ltd.	586,818	708,578
NWS Holdings, Ltd.	167,000	298,883
Orient Overseas International, Ltd. (I)	43,500	307,985
PCCW, Ltd.	734,000	213,058
Shangri-La Asia, Ltd.	256,000	476,981
Sino Land Company, Ltd.	338,316	604,307
Sun Hung Kai Properties, Ltd.	278,000	3,783,289
Swire Pacific, Ltd.	151,837	1,720,432
Television Broadcasting Company, Ltd.	55,819	259,045
The Link	434,247	1,074,387
Wharf Holdings, Ltd.	271,373	1,325,700
Wheelock and Company, Ltd.	181,000	509,761
Wing Hang Bank, Ltd.	35,064	343,311
Yue Yuen Industrial Holdings, Ltd.	146,933	455,544

		43,716,823
Ireland - 0.46%
CRH PLC	128,252	2,684,412
CRH PLC - London Exchange	9,473	192,643
Elan Corp. PLC	96,200	435,713
Elan Corp. PLC - Euro Comp Exchange	2,147	9,819
Experian PLC	202,542	1,753,693
Kerry Group PLC	25,918	717,949
Kerry Group PLC - London Exchange	1,781	49,469
Ryanair Holdings PLC, SADR (I)	12,022	325,676
Shire PLC	110,903	2,254,236

		8,423,610
Israel - 0.82%
Bank Hapoalim, Ltd.	195,391	701,953
Bank Leumi Le-Israel, Ltd. (I)	232,589	826,272
Bezek Israeli Telecommunications Corp., Ltd.	341,048	746,109
Cellcom Israel, Ltd.	9,735	242,869
Delek Group, Ltd.	784	163,051
Discount Investment Corp.	5,078	80,526
Elbit Systems, Ltd.	4,560	231,281
Israel Chemicals, Ltd.	87,435	911,806
Israel Corp., Ltd.	456	282,314
Israel Discount Bank, Ltd. (I)	106,383	179,525
Makhteshim-Agam Industries, Ltd.	47,235	157,399
Mizrahi Tefahot Bank, Ltd. (I)	24,198	175,846
Nice Systems, Ltd. (I)	12,198	302,943
Ormat Industries, Ltd.	11,758	87,198
Partner Communications Company, Ltd.	16,776	257,931
Teva Pharmaceutical Industries, Ltd.	183,308	9,564,819

		14,911,842
Italy - 2.62%
A2A SpA	217,633	295,049
Assicurazioni Generali SpA	230,395	4,020,473
Autogrill SpA (I)	22,633	270,993
Autostrade SpA (L)	47,373	839,857
Banca Carige SpA	111,553	218,107
Banca Intesa SpA	184,150	366,541
Banca Monte dei Paschi di Siena SpA (I)	436,909	494,676
Banca Popolare di Milano SpA	77,627	320,305
Banche Popolari Unite SpA	119,858	1,031,293
Banco Popolare Societa Cooperativa	126,571	695,573

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Beni Stabili SpA (I)	28,152	$21,344
Enel SpA (L)	1,299,233	5,496,405
Eni SpA	513,929	9,434,259
Exor SpA	12,821	216,009
Fiat SpA	150,974	1,553,791
Finmeccanica SpA	79,944	829,589
Intesa Sanpaolo SpA	1,520,204	4,003,284
Italcementi SpA	27	205
Luxottica Group SpA	22,968	553,372
Mediaset SpA	140,122	797,815
Mediobanca SpA (I)	93,711	698,478
Mediolanum SpA (L)	43,752	171,214
Parmalat SpA	341,488	793,295
Pirelli & Company SpA	518,534	286,536
Prysmian SpA	35,812	514,461
Saipem SpA	52,264	1,588,346
Snam Rete Gas SpA	282,098	1,121,471
Telecom Italia SpA	1,848,481	2,037,368
Telecom Italia SpA, RSP	1,190,568	1,084,913
Terna Rete Elettrica Nazionale SpA (L)	256,928	925,303
UniCredit Italiano SpA	3,042,743	6,753,983
Unipol Gruppo Finanziario SpA, ADR	1,791	1,199

		47,435,507
Japan - 22.06%
ABC-MART, Inc.	4,700	184,406
Acom Company, Ltd. (L)	7,470	96,271
Advantest Corp.	32,200	674,262
AEON Company, Ltd.	119,100	1,264,082
AEON Credit Service Company, Ltd.	14,700	130,376
Aeon Mall Company, Ltd.	15,400	305,573
Air Water, Inc.	29,000	317,141
Aisin Seiki Company, Ltd.	38,100	1,029,349
Ajinomoto Company, Inc.	131,000	1,186,271
Alfresa Holdings Corp.	7,376	355,809
All Nippon Airways Company, Ltd. (I)	164,000	518,920
Amada Company, Ltd.	71,000	466,262
Aozora Bank, Ltd.	98,000	127,341
Asahi Breweries, Ltd.	76,900	1,299,893
Asahi Glass Company, Ltd.	199,000	1,856,751
Asahi Kasei Corp.	250,000	1,308,433
Asics Corp.	30,000	274,896
Astellas Pharma, Inc.	89,200	2,983,075
Bank of Kyoto, Ltd.	63,000	517,354
Bank of Yokohama, Ltd.	242,000	1,104,960
Benesse Holdings, Inc.	13,000	592,048
Bridgestone Corp. (L)	128,500	2,037,137
Brother Industries, Ltd.	46,500	484,136
Canon Sales Company, Inc.	11,400	160,638
Canon, Inc.	223,700	8,340,225
Casio Computer Company, Ltd.	46,400	277,967
Central Japan Railway Company, Ltd.	284	2,338,852
Chiba Bank, Ltd.	150,000	903,681
Chiyoda Corp.	31,000	224,893
Chubu Electric Power Company, Inc.	130,800	3,243,019
Chugai Pharmaceutical Company, Ltd.	44,200	780,538
Chugoku Bank, Ltd.	35,000	412,546
Chugoku Electric Power Company, Inc.	58,000	1,196,720
Chuo Mitsui Trust Holdings, Inc.	197,000	693,746
Citizen Watch Company, Ltd.	48,400	294,390
Coca-Cola West Japan Company, Ltd.	10,423	172,346
Cosmo Oil Company, Ltd.	118,000	283,665
Credit Saison Company, Ltd.	30,000	310,320
Dai Nippon Printing Company, Ltd.	111,000	1,282,698
Daicel Chemical Industries, Ltd.	53,466	360,606
Daido Steel Company, Ltd.	56,000	$240,311
Daihatsu Motor Company, Ltd.	38,000	352,760
Daiichi Sankyo Company, Ltd.	133,000	2,378,521
Daikin Industries, Ltd.	46,200	1,410,041
Dainippon Sumitomo Pharma Company, Ltd.	32,000	245,949
Daito Trust Construction Company, Ltd.	14,800	836,664
Daiwa House Industry Company, Ltd.	95,000	855,819
Daiwa Securities Group, Inc.	328,000	1,379,800
Dena Company, Ltd.	15,000	395,580
Denki Kagaku Kogyo Kabushiki Kaisha	95,000	443,119
Denso Corp.	95,600	2,643,143
Dentsu, Inc.	33,500	884,144
Dowa Holdings Company, Ltd.	48,466	233,426
East Japan Railway Company	67,100	4,472,904
Eisai Company, Ltd.	49,500	1,637,556
Electric Power Development Company, Ltd.	23,900	759,239
Elpida Memory, Inc. (I)(L)	35,400	546,922
FamilyMart Company, Ltd.	12,000	395,494
Fanuc, Ltd.	38,100	4,274,441
Fast Retailing Company, Ltd.	10,000	1,509,330
Fuji Electric Holdings Company, Ltd.	111,000	317,441
Fuji Heavy Industries, Ltd. (I)	116,000	619,273
Fuji Television Network, Inc.	88	126,461
FUJIFILM Holdings Corp.	91,300	2,626,339
Fujitsu, Ltd.	368,000	2,311,923
Fukuoka Financial Group, Inc.	153,000	634,571
Furukawa Electric Company, Ltd.	125,638	551,875
GS Yuasa Corp. (L)	74,000	483,137
Gunma Bank	79,000	417,893
Hakuhodo DY Holdings, Inc.	4,360	218,888
Hankyu Hanshin Holdings, Inc.	225,000	990,052
Hino Motors, Ltd.	51,000	250,826
Hirose Electric Company, Ltd.	6,000	547,813
Hisamitsu Pharmaceutical Company, Inc.	12,500	495,984
Hitachi Chemical, Ltd.	19,700	365,732
Hitachi Construction Machinery Company, Ltd. (L)	18,200	336,208
Hitachi High-Technologies Corp.	12,900	237,442
Hitachi Metals, Ltd.	33,000	334,940
Hitachi, Ltd. (I)	892,000	3,234,824
Hokkaido Electric Power Company, Inc.	36,400	783,590
Hokuhoku Financial Group, Inc.	247,000	452,931
Hokuriku Electric Power Company	35,100	769,381
Honda Motor Company, Ltd.	326,200	9,473,343
Hoya Corp.	86,000	1,826,117
Ibiden Company, Ltd.	26,200	706,339
Idemitsu Kosan Company, Ltd.	4,100	307,942
Inpex Corp.	156	867,044
Isetan Mitsukoshi Holdings, Ltd.	74,600	727,320
Ishikawajima-Harima Heavy Industries Company, Ltd.	260,000	415,207
Isuzu Motors, Ltd.	234,000	698,721
ITO EN, Ltd.	10,294	157,509
Itochu Corp.	296,700	2,313,338
Itochu Techno-Science Corp.	5,400	195,682
Iyo Bank, Ltd.	48,000	445,826
J Front Retailing Company, Ltd.	95,000	458,532
JAFCO Company, Ltd.	5,900	129,545
Japan Petroleum Exploration Company, Ltd.	5,400	220,321
Japan Prime Realty Investment Corp.	127	266,880
Japan Real Estate Investment Corp.	92	750,313
Japan Retail Fund Investment Corp.	300	364,736
Japan Tobacco, Inc.	848	2,636,296
JFE Holdings, Inc.	90,800	2,803,161
JGC Corp.	41,000	621,551

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Joyo Bank, Ltd.	130,000	$516,244
JS Group Corp.	49,200	939,340
JSR Corp.	35,800	600,263
Jupiter Telecommunications Company, Ltd.	454	432,675
JX Holdings, Inc. (I)	443,300	2,166,835
Kajima Corp.	167,000	376,830
Kamigumi Company, Ltd.	49,000	376,582
Kaneka Corp.	58,171	337,320
Kansai Electric Power Company, Ltd.	148,600	3,628,118
Kansai Paint Company, Ltd.	43,000	367,997
Kao Corp.	105,800	2,487,121
Kawasaki Heavy Industries, Ltd.	280,000	679,524
Kawasaki Kisen Kaisha, Ltd. (I)	133,000	538,138
KDDI Corp.	549	2,607,804
Keihin Electric Express Railway Company, Ltd.	92,000	811,941
Keio Corp.	115,000	740,606
Keisei Electric Railway Company, Ltd.	54,000	300,789
Keyence Corp.	7,800	1,794,301
Kikkoman Corp.	31,000	324,897
Kinden Corp.	26,409	224,567
Kintetsu Corp. (L)	320,000	975,649
Kirin Holdings Company, Ltd.	165,000	2,077,874
Kobe Steel Company, Ltd.	491,000	937,582
Koito Manufacturing Company, Ltd.	19,000	279,012
Komatsu, Ltd.	186,800	3,375,489
Konami Corp.	17,500	275,823
Konica Minolta Holdings, Inc.	94,000	904,588
Koyo Seiko Company, Ltd.	38,100	351,330
Kubota Corp.	228,000	1,741,099
Kuraray Company, Ltd.	68,000	794,018
Kurita Water Industries, Ltd.	22,300	609,102
Kyocera Corp.	32,600	2,632,571
Kyowa Hakko Kogyo Company, Ltd.	51,000	484,422
Kyushu Electric Power Company, Inc.	75,400	1,690,833
Lawson, Inc.	11,300	493,868
Mabuchi Motor Company, Ltd.	5,000	228,916
Makita Corp.	23,000	613,561
Marubeni Corp.	326,000	1,669,901
Marui Company, Ltd.	43,700	294,432
Maruichi Steel Tube, Ltd.	8,900	170,413
Matsui Securities Company, Ltd.	24,700	150,547
Matsushita Electric Industrial Company, Ltd.	387,900	4,843,642
Matsushita Electric Works, Ltd.	75,000	733,858
Mazda Motor Corp.	299,000	698,035
McDonald’s Holdings Company (Japan), Ltd.	12,400	277,766
Mediceo Holdings Company, Ltd.	29,410	349,833
MEIJI Holdings Company, Ltd.	12,900	527,093
Minebea Company, Ltd.	67,000	369,377
Mitsubishi Chemical Holdings Corp.	238,000	1,083,804
Mitsubishi Corp.	267,800	5,580,368
Mitsubishi Electric Corp.	381,000	2,967,575
Mitsubishi Estate Company, Ltd.	233,000	3,234,996
Mitsubishi Gas & Chemicals Company, Inc.	77,171	373,964
Mitsubishi Heavy Industries, Ltd.	599,000	2,057,348
Mitsubishi Logistics Corp.	23,057	257,309
Mitsubishi Materials Corp. (I)	221,000	589,919
Mitsubishi Motors Corp. (I)(L)	765,000	967,994
Mitsubishi UFJ Financial Group	2,513,200	11,392,738
Mitsubishi UFJ Lease & Finance Company, Ltd.	10,890	366,608
Mitsui & Company, Ltd.	343,400	4,037,173
Mitsui Chemicals, Inc.	172,000	477,548
Mitsui Engineering & Shipbuilding Company, Ltd.	139,000	279,830
Mitsui Fudosan Company, Ltd.	165,000	$2,306,761
Mitsui Mining & Smelting Company, Ltd.	114,000	301,926
Mitsui O.S.K. Lines, Ltd.	226,000	1,491,464
Mitsui Sumitomo Insurance Group Holdings	105,800	2,258,523
Mitsumi Electric Company, Ltd.	14,900	253,537
Mizuho Financial Group, Inc. (L)	2,724,100	4,471,117
Mizuho Trust & Banking Company, Ltd. (I)(L)	297,000	255,132
Murata Manufacturing Company, Ltd.	40,200	1,914,641
Namco Bandai Holdings, Inc.	37,500	329,009
NEC Corp.	502,000	1,295,843
NGK INSULATORS, Ltd.	50,000	777,304
NGK Spark Plug Company, Ltd.	32,000	396,606
NHK Spring Company, Ltd.	29,000	265,887
Nidec Corp.	20,500	1,716,957
Nikon Corp.	62,400	1,075,572
Nintendo Company, Ltd.	18,700	5,447,241
Nippon Building Fund, Inc.	97	766,718
Nippon Electric Glass Company, Ltd.	69,000	785,233
Nippon Express Company, Ltd.	168,000	755,929
Nippon Meat Packers, Inc.	35,762	442,174
Nippon Paper Group, Inc.	18,600	514,878
Nippon Sheet Glass Company, Ltd.	125,000	304,358
Nippon Steel Corp.	1,007,000	3,337,624
Nippon Telegraph & Telephone Corp.	101,900	4,160,476
Nippon Yusen Kabushiki Kaisha	302,000	1,096,714
Nishi-Nippon City Bank, Ltd.	134,000	385,707
Nissan Chemical Industries, Ltd.	28,000	313,146
Nissan Motor Company, Ltd. (I)	490,500	3,400,254
Nissha Printing Company, Ltd. (L)	5,100	136,389
Nisshin Seifun Group, Inc.	37,500	424,262
Nisshin Steel Company	137,000	218,808
Nisshinbo Holdings, Inc.	26,409	253,648
Nissin Food Products Company, Ltd.	12,200	449,120
Nitori Company, Ltd.	7,000	602,504
Nitto Denko Corp.	33,100	1,079,941
NKSJ Holdings, Inc. (I)	278,000	1,648,543
NOK Corp.	19,600	311,120
Nomura Holdings, Inc.	697,100	3,816,227
Nomura Real Estate Holdings, Inc.	18,800	235,918
Nomura Real Estate Office Fund, Inc.	52	258,637
Nomura Research Institute, Ltd.	19,100	403,794
NSK, Ltd.	87,285	607,131
NTN Corp.	94,000	384,518
NTT Data Corp.	238	877,967
NTT DoCoMo, Inc.	2,900	4,385,465
NTT Urban Development Corp.	215	169,899
Obayashi Corp.	128,000	505,139
OBIC Company, Ltd.	1,300	249,582
Odakyu Electric Railway Company, Ltd.	124,000	1,061,461
Oji Paper Company, Ltd.	168,000	821,721
Olympus Corp.	42,900	1,015,429
Omron Corp.	40,400	873,717
Ono Pharmaceutical Company, Ltd.	16,000	649,882
Oracle Corp.	7,200	353,759
Oriental Land Company, Ltd.	9,400	785,260
ORIX Corp. (L)	19,730	1,433,044
Osaka Gas Company, Ltd.	384,000	1,386,714
Otsuka Corp.	3,000	190,979
Rakuten, Inc.	1,356	979,285
Resona Holdings, Inc.	120,500	1,465,783
Ricoh Company, Ltd.	132,000	1,677,632
Rinnai Corp.	6,700	343,481
Rohm Company, Ltd.	18,500	1,104,917
Sankyo Company, Ltd.	10,100	456,172
Santen Pharmaceutical Company, Ltd.	14,000	503,789

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanyo Electric Company, Ltd. (I)	364,000	$468,756
Sapporo Hokuyo Holdings, Inc.	62,800	277,136
Sapporo Holdings, Ltd.	50,000	215,026
SBI Holdings, Inc.	3,169	392,848
Secom Company, Ltd.	41,500	1,842,676
SEGA SAMMMY HOLDINGS, Inc.	39,500	565,458
Seiko Epson Corp.	26,522	339,934
Sekisui Chemical Company, Ltd.	85,000	530,342
Sekisui House, Ltd.	114,000	977,320
Senshu Ikeda Holdings, Inc.	127,300	184,208
Seven & I Holdings Company, Ltd.	152,200	3,492,118
Seven Bank, Ltd.	115	208,231
Sharp Corp.	198,000	2,084,524
Shikoku Electric Power Company, Inc.	35,600	1,017,980
Shimadzu Corp.	50,000	374,937
Shimamura Company, Ltd.	4,200	378,330
Shimano, Inc.	12,500	535,452
Shimizu Corp.	117,000	400,074
Shin-Etsu Chemical Company, Ltd.	81,400	3,786,915
Shinko Electric Industries Company, Ltd.	12,600	163,398
Shinko Securities Company, Ltd.	113,000	250,455
Shinsei Bank, Ltd. (I)(L)	183,000	154,452
Shionogi & Company, Ltd.	58,300	1,206,135
Shiseido Company, Ltd.	68,700	1,511,113
Shizuoka Bank, Ltd.	119,000	1,037,280
Showa Denko KK	281,161	508,468
Showa Shell Sekiyu KK	37,255	257,216
SMC Corp.	10,200	1,361,766
Softbank Corp.	160,000	4,229,052
Sojitz Holdings Corp.	248,100	388,558
Sony Corp.	198,300	5,278,384
Sony Financial Holdings, Inc.	163	545,043
Square Enix Company, Ltd.	11,900	218,781
Stanley Electric Company, Ltd.	29,500	488,276
Sumco Corp. (I)	23,700	394,645
Sumitomo Chemical Company, Ltd.	310,000	1,196,899
Sumitomo Corp.	222,100	2,212,119
Sumitomo Electric Industries, Ltd.	148,200	1,734,680
Sumitomo Heavy Industries, Ltd.	106,990	630,136
Sumitomo Metal Industries, Ltd.	663,000	1,495,421
Sumitomo Metal Mining Company, Ltd.	103,000	1,292,361
Sumitomo Mitsui Financial Group	265,200	7,486,779
Sumitomo Realty & Development Company, Ltd.	71,000	1,210,917
Sumitomo Rubber Industries, Inc.	34,000	299,417
Suruga Bank, Ltd.	41,000	371,440
Suzuken Company, Ltd.	12,400	415,250
Suzuki Motor Corp.	63,300	1,242,746
Sysmex Corp.	6,300	357,762
T&D Holdings, Inc.	53,400	1,139,794
Taiheiyo Cement Corp. (I)	169,000	213,290
Taisei Corp.	203,000	404,097
Taisho Pharmaceuticals Company, Ltd.	27,000	532,767
Taiyo Nippon Sanso Corp.	51,000	404,581
Takashimaya Company, Ltd.	51,819	412,279
Takeda Pharmaceutical Company, Ltd.	147,400	6,308,285
Tanabe Seiyaku Company, Ltd.	44,000	670,093
TDK Corp.	25,200	1,382,304
Teijin, Ltd.	185,000	549,359
Terumo Corp.	33,800	1,617,513
The 77th Bank, Ltd.	69,000	369,916
The Dai-ichi Life Insurance Company, Ltd.	1,508	2,073,864
The Hachijuni Bank, Ltd.	85,000	478,588
The Hiroshima Bank, Ltd.	99,000	394,761
The Japan Steel Works, Ltd.	62,000	545,940
The Sumitomo Trust & Banking Company, Ltd.	282,000	$1,434,544
The Tokyo Electric Power Company, Inc.	240,400	6,544,302
THK Company, Ltd.	24,700	510,646
Tobu Railway Company, Ltd. (L)	161,000	865,936
Toho Company, Ltd.	19,633	323,665
Toho Gas Company, Ltd.	83,000	442,729
Tohoku Electric Power Company, Inc.	84,400	1,812,209
Tokio Marine Holdings, Inc.	142,500	3,732,731
Tokuyama Corp.	62,000	272,119
Tokyo Electron, Ltd.	34,300	1,852,323
Tokyo Gas Company, Ltd.	507,000	2,317,941
Tokyo Steel Manufacturing Company, Ltd.	19,900	230,358
Tokyo Tatemono Company, Ltd.	77,000	236,071
Tokyu Corp.	224,000	912,505
Tokyu Land Corp.	89,000	311,606
TonenGeneral Sekiyu KK	56,000	483,917
Toppan Printing Company, Ltd.	111,000	880,556
Toray Industries, Inc. (L)	250,000	1,199,575
Toshiba Corp. (I)	794,000	3,944,764
Tosoh Corp.	100,228	258,736
Toto, Ltd.	55,000	366,335
Toyo Seikan Kaisha, Ltd.	30,700	445,496
Toyo Suisan Kaisha, Ltd.	18,000	428,368
Toyoda Gosei Company, Ltd.	12,134	300,707
Toyota Boshoku Corp.	12,300	179,534
Toyota Industries Corp.	35,800	908,557
Toyota Motor Corp.	544,900	18,738,767
Toyota Tsusho Corp.	42,000	601,441
Trend Micro, Inc.	18,500	498,753
Tsumura & Company, Ltd.	11,300	346,329
Ube Industries, Ltd.	189,000	447,875
Unicharm Corp.	7,800	878,386
UNY Company, Ltd.	37,600	285,520
Ushio, Inc.	19,800	305,693
USS Company, Ltd.	4,283	305,714
West Japan Railway Company, Ltd.	321	1,173,382
Yahoo! Japan Corp.	2,736	1,087,383
Yakult Honsha Company, Ltd.	18,257	495,613
Yamada Denki Company, Ltd.	15,480	1,010,542
Yamaguchi Financial Group, Inc.	42,000	400,560
Yamaha Corp.	31,500	319,927
Yamaha Motor Company, Ltd. (I)	50,300	663,915
Yamato Kogyo Company, Ltd.	8,100	201,558
Yamato Transport Company, Ltd.	79,000	1,045,440
Yamazaki Baking Company, Ltd.	24,000	324,063
Yaskawa Electric Corp.	45,000	333,320
Yokogawa Electric Corp.	42,614	262,560

		399,623,690
Luxembourg - 0.47%
ArcelorMittal	169,455	4,506,840
Millicom International Cellular SA	15,021	1,212,241
SES SA	59,115	1,227,890
Tenaris SA	93,234	1,618,074

		8,565,045
Macau - 0.06%
Sands China, Ltd. (I)	396,800	582,464
Wynn Macau, Ltd. (I)	307,200	502,573

		1,085,037
Mexico - 0.03%
Fresnillo PLC	35,429	511,849

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Netherlands - 2.53%
Aegon NV (I)	308,462	$1,652,445
Akzo Nobel NV	45,748	2,366,457
ASML Holding NV	85,189	2,339,413
Corio NV	11,533	560,222
Delta Lloyd NV	14,777	247,129
Fugro NV	13,213	604,146
Heineken Holding NV	21,757	793,754
Heineken NV	48,345	2,049,314
ING Groep NV (I)	756,221	5,614,548
Koninklijke (Royal) KPN NV	321,373	4,103,563
Koninklijke Ahold NV	235,358	2,914,735
Koninklijke Boskalis Westinster NV	13,700	533,444
Koninklijke DSM NV	30,481	1,210,989
Koninklijke Philips Electronics NV	191,919	5,720,599
Koninklijke Vopak NV	13,919	510,811
Randstad Holdings NV (I)	21,773	857,009
Reed Elsevier NV	135,762	1,497,680
SBM Offshore NV	32,497	463,764
TNT NV (L)	73,274	1,846,816
Unilever NV	321,557	8,767,346
Wolters Kluwer NV	57,852	1,103,922

		45,758,106
New Zealand - 0.10%
Auckland International Airport, Ltd.	179,429	229,347
Contact Energy, Ltd. (I)	59,887	233,158
Fletcher Building, Ltd.	119,137	637,914
Sky City Entertainment Group, Ltd.	113,019	220,289
Telecom Corp. of New Zealand, Ltd.	372,422	481,428

		1,802,136
Norway - 0.63%
Aker Solutions ASA	32,505	372,324
DnB NOR ASA	192,912	1,856,265
Norsk Hydro ASA (L)	134,564	605,511
Orkla ASA	152,349	975,210
Renewable Energy Corp. ASA (I)	98,522	231,452
Statoil ASA	220,360	4,250,061
Telenor ASA	163,716	2,056,035
Yara International ASA	37,421	1,047,077

		11,393,935
Philippines - 0.02%
Ascendas Real Estate Investment Trust	296,000	382,070
Portugal - 0.25%
Banco Comercial dos Acores SA (L)	556,284	416,997
Banco Espirito Santo SA	103,635	408,388
Brisa Auto Estrada SA	35,496	214,801
Cimpor-Cimentos De Portugal SA	39,903	221,747
Electricidade de Portugal SA	344,694	1,017,782
Galp Energia SGPS SA	45,676	682,016
Jeronimo Martins SGPS SA	43,462	396,275
Portugal Telecom SGPS SA (L)	114,939	1,139,318

		4,497,324
Singapore - 1.56%
Capitaland, Ltd.	504,000	1,285,087
CapitaMall Trust	440,000	572,652
CapitaMalls Asia, Ltd.	269,000	400,424
City Developments, Ltd.	107,000	843,304
ComfortDelGro Corp., Ltd.	372,000	385,306
Cosco Corp. Singapore, Ltd. (L)	199,000	208,845
DBS Group Holdings, Ltd.	338,000	3,277,319
Fraser and Neave, Ltd.	192,000	701,693
Genting Singapore PLC (I)	1,193,000	988,016
Golden Agri-Resources, Ltd.	1,319,520	493,863
Jardine Cycle and Carriage, Ltd.	21,000	$445,721
K-Green Trust (I)	50,400	37,819
Keppel Corp., Ltd.	252,000	1,518,428
Keppel Land, Ltd.	141,000	387,928
Neptune Orient Lines, Ltd. (I)	179,000	252,539
Olam International, Ltd. (L)	239,000	437,633
Oversea-Chinese Banking Corp., Ltd.	480,000	3,019,385
SembCorp Industries, Ltd.	195,000	563,514
SembCorp Marine, Ltd.	164,000	448,360
Singapore Airlines, Ltd.	100,000	1,036,103
Singapore Airlines, Ltd. (Board Lot 200)	5,000	51,769
Singapore Exchange, Ltd.	169,000	884,307
Singapore Press Holdings, Ltd.	299,000	805,499
Singapore Technologies Engineering, Ltd.	328,000	767,035
Singapore Telecommunications, Ltd.	1,490,000	3,218,476
Singapore Telecommunications, Ltd.	81,000	173,177
StarHub, Ltd.	119,000	190,984
United Overseas Bank, Ltd.	241,000	3,347,994
UOL Group, Ltd.	93,000	250,791
Wilmar International, Ltd.	253,000	1,035,285
Yangzijiang Shipbuilding Holdings, Ltd.	290,000	276,825

		28,306,081
Spain - 3.31%
Abertis Infraestructuras SA	58,300	840,039
Acciona SA	5,013	380,719
Acerinox SA	19,767	306,439
ACS Actividades de Construccion y Servicios SA (L)	27,940	1,021,820
Banco Bilbao Vizcaya Argentaria SA	702,842	7,250,857
Banco de Sabadell SA (L)	189,928	857,372
Banco de Valencia SA (I)(L)	43,123	191,605
Banco Popular Espanol SA	171,139	872,696
Banco Santander SA	1,624,798	17,073,347
Bankinter SA (L)	56,235	341,692
Cintra Concesiones de Infraestructuras de Transporte SA (L)	86,976	561,896
Criteria Caixacorp SA	167,000	683,516
EDP Renovaveis SA (I)	42,924	251,890
Enagas	35,368	531,530
Fomento de Construcciones SA (L)	7,530	160,834
Gamesa Corporacion Tecnologica SA (I)	38,409	329,635
Gas Natural SDG SA	45,501	656,259
Gestevision Telecinco SA (L)	19,581	173,749
Grifols SA (L)	27,283	278,598
Iberdrola Renovables SA	166,786	521,049
Iberdrola SA	777,548	4,360,272
Iberia Lineas Aereas de Espana SA (I)	94,438	267,526
Inditex SA	43,049	2,441,537
Indra Sistemas SA	17,794	285,241
Mapfre SA (L)	149,746	406,422
Red Electrica De Espana	21,358	763,473
Repsol YPF SA	144,505	2,919,553
Telefonica SA	810,761	14,971,915
Zardoya Otis SA	26,380	339,887

		60,041,368
Sweden - 2.74%
Alfa Laval AB	66,711	861,687
Assa Abloy AB, Series B	61,609	1,228,802
Atlas Copco AB, Series A	131,993	1,932,332
Atlas Copco AB, Series B	77,607	1,027,887
Boliden AB	54,016	598,249
Electrolux AB	47,340	1,080,632
Ericsson (LM), Series B	594,436	6,618,329

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Getinge AB, Series B	39,515	$764,668
Hennes & Mauritz AB, B Shares	201,786	5,548,619
Holmen AB, Series B	10,459	248,139
Husqvarna AB, B Shares	80,351	483,576
Investor AB, B Shares	90,052	1,457,483
Kinnevik Investment AB	42,968	688,454
Modern Times Group AB, B Shares	9,953	542,884
Nordea Bank AB	637,484	5,257,818
Ratos AB	20,180	506,337
Sandvik AB	199,128	2,423,891
Scania AB, Series B	63,081	961,630
Securitas AB, Series B	61,805	557,879
Skandinaviska Enskilda Banken AB, Series A	278,666	1,478,084
Skanska AB, Series B	78,880	1,138,657
SKF AB, B Shares	76,851	1,376,635
SSAB AB, Series A	35,265	472,662
SSAB AB, Series B	16,883	201,249
Svenska Cellulosa AB	112,856	1,327,491
Svenska Handelsbanken AB, Series A	96,596	2,365,873
Swedbank AB, Class A (I)	139,225	1,281,873
Swedish Match AB	47,026	1,024,473
Tele2 AB, Series B	61,537	920,029
Teliasonera AB	443,234	2,849,248
Volvo AB, Series A (I)	752	7,874
Volvo AB, Series B (I)	213,930	2,352,546

		49,585,990
Switzerland - 7.64%
ABB, Ltd. (I)	435,673	7,570,706
Actelion, Ltd. (I)	20,106	749,783
Adecco SA	24,262	1,144,746
Aryzta AG	15,991	613,627
Baloise Holding AG	9,883	687,632
Compagnie Financiere Richemont SA	103,062	3,585,588
Credit Suisse Group AG	222,144	8,349,006
GAM Holding, Ltd. (I)	40,735	444,066
Geberit AG	7,680	1,190,961
Givaudan AG	1,509	1,275,474
Holcim, Ltd.	48,406	3,240,158
Julius Baer Group, Ltd.	40,794	1,161,439
Kuehne & Nagel International AG	10,666	1,092,514
Lindt & Spruengli AG-PC	172	373,489
Lindt & Spruengli AG-REG (L)	23	563,573
Logitech International SA (I)(L)	35,934	488,048
Lonza Group AG	8,948	595,660
Nestle SA	684,483	33,026,286
Nobel Biocare Holding AG	24,428	417,506
Novartis AG	416,530	20,208,554
Pargesa Holding SA, ADR	5,342	350,000
Roche Holdings AG	138,674	19,043,214
Schindler Holding AG - PC	9,538	801,997
Schindler Holding AG - REG	4,331	360,468
SGS SA	1,081	1,455,431
Sika AG	403	712,242
Sonova Holding AG	9,060	1,111,027
Straumann Holding AG	1,547	334,707
Swatch Group AG (L)	8,725	446,174
Swiss Life Holding (I)	6,016	575,803
Swiss Reinsurance Company, Ltd.	69,485	2,858,348
Swisscom AG	4,597	1,557,395
Syngenta AG	18,672	4,311,726
The Swatch Group AG	6,063	1,696,807
UBS AG (I)	718,429	9,523,179
Zurich Financial Services AG	29,105	6,388,867

		138,306,201
United Kingdom - 19.84%
3i Group PLC	191,915	$756,373
Admiral Group PLC	39,549	826,908
Aggreko PLC	51,379	1,072,604
AMEC PLC (I)	65,525	798,785
Anglo American PLC (I)	259,902	9,035,140
Antofagasta PLC	78,041	905,872
ARM Holdings PLC	258,796	1,070,742
Associated British Foods PLC (I)	70,412	1,012,052
AstraZeneca PLC (I)	286,724	13,472,360
Autonomy Corp. PLC	42,733	1,153,287
Aviva PLC (I)	546,172	2,538,539
BAE Systems PLC (I)	696,496	3,235,707
Balfour Beatty PLC	135,151	480,239
Barclays PLC	2,257,905	8,951,515
BG Group PLC	666,356	9,864,135
BHP Billiton PLC	435,610	11,272,217
BP PLC	3,705,173	17,794,916
British Airways PLC (L)	113,706	329,980
British American Tobacco PLC	394,144	12,480,494
British Land Company PLC (I)	171,386	1,095,577
British Sky Broadcasting Group PLC	224,777	2,344,455
BT Group PLC	1,530,060	2,921,866
Bunzl PLC	64,889	647,095
Burberry Group PLC	85,818	967,720
Cable & Wireless Worldwide	512,351	656,349
Cairn Energy PLC (I)	275,904	1,688,037
Capita Group PLC	122,888	1,348,275
Carnival PLC	33,053	1,059,421
Centrica PLC	1,013,314	4,462,248
Cobham PLC	226,906	715,204
Compass Group PLC (I)	368,933	2,799,093
Diageo PLC	494,336	7,745,783
Drax Group PLC	226	1,259
Eurasian Natural Resources Corp.	50,902	647,463
FirstGroup PLC	94,831	513,064
G4S PLC	278,393	1,103,111
GlaxoSmithKline PLC (I)	1,024,836	17,368,081
Hammerson PLC	138,866	701,557
Home Retail Group PLC	173,196	547,749
HSBC Holdings PLC	3,439,304	31,376,890
ICAP PLC	110,042	659,615
Imperial Tobacco Group PLC (I)	200,976	5,603,671
Inmarsat PLC	86,191	913,212
Intercontinental Hotels Group PLC	51,126	796,295
International Power PLC	300,405	1,330,918
Invensys PLC	159,631	570,193
Investec PLC	83,780	563,481
ITV PLC (I)	728,637	542,410
J Sainsbury PLC	237,806	1,131,560
Johnson Matthey PLC	42,428	939,408
Kazakhmys PLC	42,360	621,508
Kingfisher PLC	465,923	1,445,931
Land Securities Group PLC	149,847	1,229,138
Legal & General Group PLC	1,158,113	1,347,486
Liberty International PLC	92,089	424,815
Lloyds Banking Group PLC	7,924,706	6,287,665
London Stock Exchange Group PLC	29,499	244,267
Lonmin PLC, ADR (I)	30,507	636,748
Man Group PLC	338,061	1,118,361
Marks & Spencer Group PLC	312,118	1,538,284
National Grid PLC	683,220	5,032,925
Next PLC	37,204	1,100,948
Old Mutual PLC	1,072,163	1,640,037
Pearson PLC (I)	160,197	2,096,351
Petrofac, Ltd.	51,155	899,497

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	499,950	$3,747,180
Randgold Resources, Ltd.	17,758	1,688,396
Reckitt Benckiser Group PLC	120,867	5,590,898
Reed Elsevier PLC	239,492	1,768,004
Resolution, Ltd.	476,660	448,388
Rexam PLC	173,069	776,635
Rio Tinto PLC (I)	285,949	12,513,079
Rolls-Royce Group PLC (I)	366,119	3,048,868
Royal & Sun Alliance PLC (I)	676,647	1,201,042
Royal Bank of Scotland Group PLC (I)	3,338,465	2,010,704
Royal Dutch Shell PLC	699,802	17,672,429
Royal Dutch Shell PLC, B Shares	532,393	12,889,944
SABMiller PLC	187,285	5,199,943
Sage Group PLC	259,459	887,842
Schroders PLC (I)	22,136	398,375
Scottish & Southern Energy PLC	182,230	3,020,956
Segro PLC	145,047	546,344
Serco Group PLC	96,887	843,979
Severn Trent PLC	46,686	851,816
Smith & Nephew PLC (I)	175,321	1,650,669
Smiths Group PLC	77,101	1,220,277
Standard Chartered PLC (I)	399,803	9,705,587
Standard Life PLC	441,955	1,134,252
TalkTalk Telecom Group PLC (I)	56	104
Tesco PLC (I)	1,576,147	8,874,460
Thomas Cook Group PLC	169,502	447,004
Tomkins PLC (I)	174,549	586,394
TUI Travel PLC	110,520	342,848
Tullow Oil PLC	174,698	2,602,249
Unilever PLC	253,360	6,752,357
United Utilities Group PLC	134,401	1,047,324
Vedanta Resources PLC (L)	24,038	756,408
Vodafone Group PLC	10,387,310	21,524,795
Whitbread PLC	34,759	726,716
William Morrison Supermarket PLC	418,671	1,650,550
Wolseley PLC (I)	56,058	1,095,964
WPP PLC	247,610	2,328,470
Xstrata PLC	406,146	5,321,062

		359,349,198
United States - 0.14%
Synthes AG	11,726	1,348,350
Thomson Reuters Corp.	32,567	1,166,876

		2,515,226

TOTAL COMMON STOCKS (Cost $1,699,509,267)		$1,719,299,423

PREFERRED STOCKS - 0.40%
Germany - 0.40%
Bayerische Motoren Werke (BMW) AG	10,326	362,310
Fresenius SE	15,877	1,049,840
Henkel AG & Company KGaA	35,019	1,703,599
Porsche Automobil Holding SE	17,275	736,943
RWE AG	7,730	466,143
Volkswagen AG	33,589	2,940,656

		7,259,491

TOTAL PREFERRED STOCKS (Cost $6,467,910)		$7,259,491

INVESTMENT COMPANIES - 3.27%
United States - 3.27%
iShares MSCI EAFE Index Fund	1,272,204	59,170,208

TOTAL INVESTMENT COMPANIES (Cost $62,975,686)		$59,170,208

RIGHTS - 0.00%
Italy - 0.00%

Unipol Gruppo Finanziario SpA (Expiration Date: 07/09/2010, Strike Price: EUR 0.45) (I)	1,791	$95
Norway - 0.00%
Norsk Hydro ASA (Expiration Date: 07/09/2010, Strike Price: NOK 26.30) (I)	40,954	21,145

TOTAL RIGHTS (Cost $-)		$21,240

WARRANTS - 0.00%
France - 0.00%
Fonciere Des Regions (Expiration Date: 12/31/2010, Strike Price: EUR 65.00) (I)	4,199	2,418
Hong Kong - 0.00%

Henderson Land Development Company, Ltd. (Expiration Date: 06/01/2011: Strike Price: HKD 58.00) (I)	40,097	6,797
Italy - 0.00%
Mediobanca SPA (Expiration Date: 03/18/2011, Strike Price: EUR 9.00) (I)	85,316	3,453
UBI Banca SCPA (Expiration Date: 06/30/2011, Strike Price: EUR 12.30) (I)	10,484	210

		3,663

TOTAL WARRANTS (Cost $1,300)		$12,878

SHORT-TERM INVESTMENTS - 3.05%
Short-Term Securities - 0.52%
Federal Home Loan Bank Discount Notes, 0.145%, 09/17/2010	$5,000,000	4,998,429
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 07/14/2010	4,450,000	4,449,968

		9,448,397
Securities Lending Collateral - 2.53%
John Hancock Collateral Investment Trust, 0.2957%	4,579,545	45,836,665

TOTAL SHORT-TERM INVESTMENTS (Cost $55,277,880)		$55,285,062

Total Investments (International Index Trust)
(Cost $1,824,232,043) - 101.64%		$1,841,048,302
Other assets and liabilities, net - (1.64%)		(29,756,944)

TOTAL NET ASSETS - 100.00%		$1,811,291,358

Mid Cap Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.46%
Consumer Discretionary - 13.52%
Auto Components - 0.77%
BorgWarner, Inc. (I)(L)	133,393	$4,980,895
Gentex Corp.	158,105	2,842,723

		7,823,618
Automobiles - 0.10%
Thor Industries, Inc.	44,316	1,052,505
Distributors - 0.31%
LKQ Corp. (I)	161,850	3,120,468

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 1.44%
Career Education Corp. (I)(L)	75,096	$1,728,710
Corinthian Colleges, Inc. (I)(L)	99,829	983,316
ITT Educational Services, Inc. (I)(L)	32,874	2,729,199
Matthews International Corp., Class A	34,229	1,002,225
Regis Corp. (L)	65,078	1,013,264
Service Corp. International	288,748	2,136,735
Sotheby’s (L)	75,954	1,737,068
Strayer Education, Inc. (L)	15,766	3,277,594

		14,608,111
Hotels, Restaurants & Leisure - 2.26%
Bally Technologies, Inc. (I)(L)	62,575	2,026,804
Bob Evans Farms, Inc.	34,535	850,252
Boyd Gaming Corp. (L)(I)	62,476	530,421
Brinker International, Inc.	116,236	1,680,773
Burger King Holdings, Inc.	104,552	1,760,656
Chipotle Mexican Grill, Inc., Class A (I)(L)	35,650	4,877,277
International Speedway Corp., Class A	34,523	889,312
Life Time Fitness, Inc. (I)(L)	47,310	1,503,985
Panera Bread Company (I)(L)	36,273	2,730,994
Scientific Games Corp. (I)	74,644	686,725
The Cheesecake Factory, Inc. (I)(L)	68,447	1,523,630
Wendy’s/Arby’s Group, Inc., Class A	380,159	1,520,636
WMS Industries, Inc. (I)	59,104	2,319,832

		22,901,297
Household Durables - 1.64%
American Greetings Corp., Class A	44,790	840,260
KB Home (L)	83,784	921,624
MDC Holdings, Inc. (L)	42,734	1,151,681
Mohawk Industries, Inc. (I)	63,715	2,915,598
NVR, Inc. (I)(L)	6,988	4,577,350
Ryland Group, Inc. (L)	49,918	789,703
Toll Brothers, Inc. (I)(L)	159,347	2,606,917
Tupperware Brands Corp.	71,587	2,852,742

		16,655,875
Internet & Catalog Retail - 0.50%
NetFlix, Inc. (I)(L)	46,783	5,082,973
Media - 0.69%
DreamWorks Animation SKG, Inc. (I)(L)	86,085	2,457,727
Harte-Hanks, Inc.	43,249	451,952
John Wiley & Sons, Inc.	49,082	1,898,001
Lamar Advertising Company, Class A (I)(L)	60,704	1,488,462
Scholastic Corp.	29,016	699,866

		6,996,008
Multiline Retail - 0.80%
99 Cents Only Stores (I)	52,076	770,725
Dollar Tree, Inc. (I)	144,171	6,001,839
Saks, Inc. (I)(L)	182,345	1,383,999

		8,156,563
Specialty Retail - 3.87%
Aaron, Inc., Class B (L)	92,332	1,576,107
Advance Auto Parts, Inc.	99,055	4,970,580
Aeropostale, Inc. (I)(L)	105,973	3,035,067
American Eagle Outfitters, Inc. (L)	236,871	2,783,234
AnnTaylor Stores Corp. (I)(L)	66,619	1,083,891
Barnes & Noble, Inc. (L)	45,003	580,539
Chico’s FAS, Inc. (L)	202,544	2,001,135
Coldwater Creek, Inc. (I)(L)	65,503	220,090
Collective Brands, Inc. (I)(L)	73,519	1,161,600
Dick’s Sporting Goods, Inc. (I)(L)	102,314	2,546,595
Foot Locker, Inc. (L)	177,446	2,239,369
Guess?, Inc.	66,315	2,071,681
J. Crew Group, Inc. (I)(L)	63,675	$2,343,877
PetSmart, Inc.	134,082	4,045,254
Rent-A-Center, Inc. (I)	74,564	1,510,667
The Dress Barn, Inc. (I)	67,999	1,619,056
Tractor Supply Company (L)	41,179	2,510,684
Williams-Sonoma, Inc. (L)	121,756	3,021,984

		39,321,410
Textiles, Apparel & Luxury Goods - 1.14%
Fossil, Inc. (I)	54,969	1,907,424
Hanesbrands, Inc. (I)	108,316	2,606,083
Phillips-Van Heusen Corp.	64,228	2,971,830
The Timberland Company, Class A (I)	48,586	784,664
The Warnaco Group, Inc. (I)	50,319	1,818,529
Under Armour, Inc., Class A (I)(L)	43,081	1,427,274

		11,515,804

		137,234,632
Consumer Staples - 3.70%
Beverages - 0.31%
Hansen Natural Corp. (I)	80,466	3,147,025
Food & Staples Retailing - 0.36%
BJ’s Wholesale Club, Inc. (L)(I)	60,998	2,257,536
Ruddick Corp. (L)	46,434	1,438,990

		3,696,526
Food Products - 1.53%
Corn Products International, Inc.	85,260	2,583,378
Flowers Foods, Inc. (L)	87,314	2,133,081
Green Mountain Coffee Roasters, Inc. (I)(L)	119,272	3,065,290
Lancaster Colony Corp.	22,087	1,178,562
Ralcorp Holdings, Inc. (I)(L)	62,200	3,408,560
Smithfield Foods, Inc. (I)(L)	167,240	2,491,876
Tootsie Roll Industries, Inc. (L)	30,485	720,970

		15,581,717
Household Products - 0.89%
Church & Dwight Company, Inc.	80,317	5,036,679
Energizer Holdings, Inc. (I)	79,358	3,990,120

		9,026,799
Personal Products - 0.50%
Alberto-Culver Company	97,109	2,630,683
NBTY, Inc. (I)(L)	71,850	2,443,619

		5,074,302
Tobacco - 0.11%
Universal Corp. (L)	27,382	1,086,518

		37,612,887
Energy - 5.73%
Energy Equipment & Services - 1.96%
Atwood Oceanics, Inc. (I)(L)	64,243	1,639,481
Exterran Holdings, Inc. (I)(L)	71,538	1,846,396
Helix Energy Solutions Group, Inc. (I)	104,262	1,122,902
Oceaneering International, Inc. (I)	62,498	2,806,160
Patterson-UTI Energy, Inc.	174,337	2,243,717
Pride International, Inc. (I)(L)	198,993	4,445,504
Superior Energy Services, Inc. (I)	89,036	1,662,302
Tidewater, Inc. (L)	58,762	2,275,265
Unit Corp. (I)	46,036	1,868,601

		19,910,328
Oil, Gas & Consumable Fuels - 3.77%
Arch Coal, Inc. (L)	184,104	3,647,100
Bill Barrett Corp. (I)(L)	44,237	1,361,172

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Company	95,050	$6,803,679
Comstock Resources, Inc. (I)	53,530	1,483,852
Forest Oil Corp. (I)(L)	127,416	3,486,102
Frontier Oil Corp. (L)	119,881	1,612,399
Mariner Energy, Inc. (I)(L)	116,950	2,512,086
Newfield Exploration Company (I)	151,156	7,385,482
Overseas Shipholding Group, Inc. (L)	29,983	1,110,570
Patriot Coal Corp. (I)(L)	85,456	1,004,108
Plains Exploration & Production Company (I)	158,749	3,271,817
Quicksilver Resources, Inc. (I)(L)	135,061	1,485,671
Southern Union Company	141,042	3,083,178

		38,247,216

		58,157,544
Financials - 20.37%
Capital Markets - 2.08%
Affiliated Managers Group, Inc. (I)(L)	50,479	3,067,609
Apollo Investment Corp.	219,650	2,049,335
Eaton Vance Corp. (L)	134,343	3,709,210
Greenhill & Company, Inc. (L)	24,240	1,481,791
Jefferies Group, Inc. (L)	138,127	2,911,717
Raymond James Financial, Inc. (L)	112,676	2,781,970
SEI Investments Company	146,294	2,978,546
Waddell & Reed Financial, Inc., Class A	97,919	2,142,468

		21,122,646
Commercial Banks - 3.82%
Associated Banc Corp. (L)	195,937	2,402,188
BancorpSouth, Inc. (L)	83,239	1,488,313
Bank of Hawaii Corp.	54,438	2,632,077
Cathay General Bancorp (L)	88,962	918,977
City National Corp. (L)	49,418	2,531,684
Commerce Bancshares, Inc.	83,225	2,995,268
Cullen/Frost Bankers, Inc. (L)	68,604	3,526,246
FirstMerit Corp. (L)	122,109	2,091,727
Fulton Financial Corp. (L)	224,800	2,169,320
International Bancshares Corp. (L)	58,582	977,734
PacWest Bancorp (L)	35,203	644,567
Prosperity Bancshares, Inc. (L)	52,822	1,835,565
SVB Financial Group (L)(I)	47,296	1,950,014
Synovus Financial Corp. (L)	887,338	2,253,839
TCF Financial Corp. (L)	140,144	2,327,792
Trustmark Corp. (L)	64,409	1,340,995
Valley National Bancorp (L)	182,387	2,484,111
Webster Financial Corp.	75,584	1,355,977
Westamerica Bancorp. (L)	33,239	1,745,712
Wilmington Trust Corp. (L)	103,337	1,146,007

		38,818,113
Consumer Finance - 0.20%
AmeriCredit Corp. (I)(L)	109,692	1,998,588
Diversified Financial Services - 0.36%
MSCI, Inc. (I)	131,800	3,611,320
Insurance - 4.39%
American Financial Group, Inc.	85,687	2,340,969
Arthur J. Gallagher & Company	117,390	2,861,968
Brown & Brown, Inc. (L)	133,689	2,558,807
Everest Re Group, Ltd.	66,765	4,721,621
Fidelity National Financial, Inc., Class A	260,250	3,380,648
First American Financial Corp.	117,269	1,486,971
Hanover Insurance Group, Inc. (L)	50,817	2,210,540
HCC Insurance Holdings, Inc.	130,308	3,226,426
Mercury General Corp.	40,351	1,672,145
Old Republic International Corp.	273,113	3,312,861
Protective Life Corp.	96,996	$2,074,744
Reinsurance Group of America, Inc.	82,881	3,788,491
StanCorp Financial Group, Inc. (L)	53,661	2,175,417
Transatlantic Holdings, Inc.	72,872	3,494,941
Unitrin, Inc.	56,624	1,449,574
W.R. Berkley Corp. (L)	145,567	3,851,703

		44,607,826
Real Estate Investment Trusts - 7.71%
Alexandria Real Estate Equities, Inc. (L)	50,194	3,180,794
AMB Property Corp.	190,555	4,518,059
BRE Properties, Inc.	70,464	2,602,236
Camden Property Trust (L)	74,615	3,048,023
Corporate Office Properties Trust (L)	66,772	2,521,311
Cousins Properties, Inc. (L)	116,109	782,575
Duke Realty Corp.	254,181	2,884,954
Equity One, Inc. (L)	39,826	621,286
Essex Property Trust, Inc. (L)	34,110	3,327,089
Federal Realty Investment Trust (L)	69,519	4,885,100
Highwoods Properties, Inc. (L)	81,122	2,251,947
Hospitality Properties Trust	139,814	2,950,075
Liberty Property Trust (L)	128,334	3,702,436
Mack-Cali Realty Corp.	89,847	2,671,151
Nationwide Health Properties, Inc.	135,744	4,855,563
OMEGA Healthcare Investors, Inc.	105,360	2,099,825
Potlatch Corp. (L)	45,272	1,617,569
Rayonier, Inc. (L)	90,856	3,999,481
Realty Income Corp. (L)	118,384	3,590,587
Regency Centers Corp. (L)	92,685	3,188,364
Senior Housing Properties Trust	144,361	2,903,100
SL Green Realty Corp. (L)	88,340	4,862,234
The Macerich Company (L)	147,008	5,486,339
UDR, Inc. (L)	183,758	3,515,291
Weingarten Realty Investors (L)	118,496	2,257,349

		78,322,738
Real Estate Management & Development - 0.31%
Jones Lang LaSalle, Inc.	47,630	3,126,433
Thrifts & Mortgage Finance - 1.50%
Astoria Financial Corp. (L)	93,179	1,282,143
First Niagara Financial Group, Inc.	236,847	2,967,693
New York Community Bancorp, Inc. (L)	493,416	7,534,462
NewAlliance Bancshares, Inc.	120,068	1,345,962
Washington Federal, Inc. (L)	127,446	2,062,076

		15,192,336

		206,800,000
Health Care - 12.20%
Biotechnology - 1.01%
United Therapeutics Corp. (I)(L)	55,695	2,718,473
Vertex Pharmaceuticals, Inc. (I)(L)	229,118	7,537,982

		10,256,455
Health Care Equipment & Supplies - 4.22%
Beckman Coulter, Inc.	79,435	4,789,136
Edwards Lifesciences Corp. (I)(L)	128,397	7,192,800
Gen-Probe, Inc. (I)(L)	56,213	2,553,194
Hill-Rom Holdings, Inc. (L)	71,550	2,177,267
Hologic, Inc. (I)(L)	293,573	4,089,472
IDEXX Laboratories, Inc. (I)(L)	65,326	3,978,353
Immucor, Inc. (I)(L)	79,225	1,509,236
Kinetic Concepts, Inc. (I)(L)	70,675	2,580,344
Masimo Corp. (L)	59,944	1,427,267
ResMed, Inc. (I)(L)	85,917	5,224,613
STERIS Corp. (L)	67,150	2,087,022

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Teleflex, Inc. (L)	45,248	$2,456,061
Thoratec Corp. (I)(L)	64,943	2,775,014

		42,839,779
Health Care Providers & Services - 3.80%
Community Health Systems, Inc. (I)(L)	107,509	3,634,879
Health Management Associates, Inc., Class A (I)	283,656	2,204,007
Health Net, Inc. (I)	112,619	2,744,525
Henry Schein, Inc. (I)(L)	103,539	5,684,291
Kindred Healthcare, Inc. (I)	44,738	574,436
LifePoint Hospitals, Inc. (I)(L)	62,639	1,966,865
Lincare Holdings, Inc. (I)(L)	112,607	3,660,854
MEDNAX, Inc. (I)	53,373	2,968,073
Omnicare, Inc.	136,198	3,227,893
Owens & Minor, Inc.	71,496	2,029,056
Psychiatric Solutions, Inc. (I)(L)	64,779	2,119,569
Universal Health Services, Inc., Class B	110,045	4,198,217
VCA Antech, Inc. (I)(L)	97,403	2,411,698
WellCare Health Plans, Inc. (I)	48,034	1,140,327

		38,564,690
Life Sciences Tools & Services - 1.85%
Affymetrix, Inc. (I)	80,268	473,581
Bio-Rad Laboratories, Inc., Class A (I)	21,904	1,894,477
Charles River Laboratories International, Inc. (I)(L)	74,981	2,565,100
Covance, Inc. (I)(L)	73,281	3,760,781
Mettler-Toledo International, Inc. (I)	38,124	4,255,782
Pharmaceutical Product Development, Inc.	134,300	3,412,563
Techne Corp.	42,249	2,427,205

		18,789,489
Pharmaceuticals - 1.32%
Endo Pharmaceuticals Holdings, Inc. (I)	131,742	2,874,610
Medicis Pharmaceutical Corp., Class A (L)	66,001	1,444,102
Perrigo Company (L)	91,159	5,384,762
Valeant Pharmaceuticals International (I)(L)	71,190	3,722,525

		13,425,999

		123,876,412
Industrials - 14.42%
Aerospace & Defense - 0.52%
Alliant Techsystems, Inc. (I)(L)	37,448	2,324,023
BE Aerospace, Inc. (I)	115,816	2,945,201

		5,269,224
Airlines - 0.38%
AirTran Holdings, Inc. (I)(L)	153,258	743,301
Alaska Air Group, Inc. (I)	40,528	1,821,734
JetBlue Airways Corp. (I)(L)	235,991	1,295,591

		3,860,626
Building Products - 0.22%
Lennox International, Inc. (L)	54,998	2,286,267
Commercial Services & Supplies - 1.64%
Clean Harbors, Inc. (I)	25,907	1,720,484
Copart, Inc. (I)(L)	76,406	2,736,099
Corrections Corp. of America (I)(L)	128,875	2,458,935
Deluxe Corp.	58,172	1,090,725
Herman Miller, Inc. (L)	64,538	1,217,832
HNI Corp. (L)	51,236	1,413,601
Mine Safety Appliances Company	34,366	851,589
Rollins, Inc.	49,525	1,024,672
The Brinks Company	54,274	1,032,834
Waste Connections, Inc. (I)	87,965	$3,069,099

		16,615,870
Construction & Engineering - 1.43%
Aecom Technology Corp. (I)	129,959	2,996,855
Granite Construction, Inc. (L)	38,252	901,982
KBR, Inc.	181,970	3,701,270
The Shaw Group, Inc. (I)(L)	95,549	3,269,687
URS Corp. (I)(L)	93,838	3,692,525

		14,562,319
Electrical Equipment - 1.52%
Acuity Brands, Inc.	48,737	1,773,052
AMETEK, Inc.	120,509	4,838,436
Hubbell, Inc.	67,992	2,698,602
Regal-Beloit Corp. (L)	43,625	2,433,403
Thomas & Betts Corp. (I)	59,823	2,075,858
Woodward Governor Company	64,399	1,644,106

		15,463,457
Industrial Conglomerates - 0.24%
Carlisle Companies, Inc.	68,962	2,491,597
Machinery - 5.37%
AGCO Corp. (I)(L)	105,412	2,842,962
Bucyrus International, Inc. (L)	91,784	4,355,151
Crane Company	53,552	1,617,806
Donaldson Company, Inc.	87,411	3,728,079
Gardner Denver, Inc.	57,800	2,577,302
Graco, Inc.	68,671	1,935,835
Harsco Corp.	91,230	2,143,905
IDEX Corp.	92,035	2,629,440
Joy Global, Inc.	116,910	5,856,022
Kennametal, Inc.	92,614	2,355,174
Lincoln Electric Holdings, Inc.	48,256	2,460,573
Nordson Corp. (L)	38,664	2,168,277
Oshkosh Corp. (I)	101,718	3,169,533
Pentair, Inc.	111,783	3,599,413
SPX Corp. (L)	56,535	2,985,613
Terex Corp. (I)(L)	123,246	2,309,630
Timken Company (L)	89,964	2,338,164
Trinity Industries, Inc. (L)	89,819	1,591,593
Valmont Industries, Inc. (L)	22,669	1,647,130
Wabtec Corp. (L)	54,364	2,168,580

		54,480,182
Marine - 0.37%
Alexander & Baldwin, Inc.	46,587	1,387,361
Kirby Corp. (I)(L)	61,239	2,342,392

		3,729,753
Professional Services - 1.04%
FTI Consulting, Inc. (I)(L)	53,223	2,319,991
Korn/Ferry International (I)(L)	52,129	724,593
Manpower, Inc.	92,774	4,005,981
Navigant Consulting Company (I)	57,334	595,127
The Corporate Executive Board Company	38,822	1,019,854
Towers Watson & Company	47,639	1,850,775

		10,516,321
Road & Rail - 1.24%
Con-way, Inc.	60,982	1,830,680
J.B. Hunt Transport Services, Inc. (L)	99,552	3,252,364
Kansas City Southern (I)(L)	115,252	4,189,410
Landstar System, Inc.	56,828	2,215,724
Werner Enterprises, Inc. (L)	50,008	1,094,675

		12,582,853

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.45%
GATX Corp.	52,462	$1,399,686
MSC Industrial Direct Company,
Inc., Class A (L)	50,178	2,542,017
United Rentals, Inc. (I)(L)	68,488	638,308

		4,580,011

		146,438,480
Information Technology - 14.95%
Communications Equipment - 1.79%
ADC Telecommunications, Inc. (I)(L)	109,897	814,337
ADTRAN, Inc. (L)	62,681	1,709,311
Ciena Corp. (I)(L)	104,893	1,330,043
CommScope, Inc. (I)	107,025	2,543,984
F5 Networks, Inc. (I)	90,815	6,227,185
Palm, Inc. (I)(L)	189,901	1,080,537
Plantronics, Inc. (L)	55,375	1,583,725
Polycom, Inc. (I)	96,548	2,876,165

		18,165,287
Computers & Peripherals - 0.42%
Diebold, Inc.	74,724	2,036,229
NCR Corp. (I)	181,640	2,201,477

		4,237,706
Electronic Equipment, Instruments & Components - 2.21%
Arrow Electronics, Inc. (I)	136,465	3,049,993
Avnet, Inc. (I)	172,036	4,147,788
Ingram Micro, Inc., Class A (I)	187,411	2,846,773
Itron, Inc. (I)	45,666	2,823,072
National Instruments Corp.	64,124	2,037,861
Tech Data Corp. (I)(L)	57,474	2,047,224
Trimble Navigation, Ltd. (I)(L)	137,447	3,848,516
Vishay Intertechnology, Inc. (I)(L)	211,487	1,636,909

		22,438,136
Internet Software & Services - 0.86%
AOL, Inc. (I)	120,927	2,514,072
Digital River, Inc. (I)	44,896	1,073,463
Equinix, Inc. (I)(L)	51,411	4,175,601
ValueClick, Inc. (I)(L)	92,152	985,105

		8,748,241
IT Services - 2.78%
Acxiom Corp. (I)	90,291	1,326,375
Alliance Data Systems Corp. (I)(L)	60,452	3,598,103
Broadridge Financial Solutions, Inc.	154,315	2,939,701
Convergys Corp. (I)	140,168	1,375,048
CoreLogic, Inc.	117,929	2,082,626
DST Systems, Inc. (L)	41,817	1,511,266
Gartner, Inc., Class A (I)(L)	68,664	1,596,438
Global Payments, Inc. (L)	92,469	3,378,817
Hewitt Associates, Inc. (I)	93,852	3,234,140
Lender Processing Services, Inc.	107,439	3,363,915
ManTech International Corp. (I)(L)	25,419	1,082,087
NeuStar, Inc., Class A (I)	84,956	1,751,793
SRA International, Inc., Class A (I)	48,955	962,945

		28,203,254
Office Electronics - 0.16%
Zebra Technologies Corp., Class A (I)	65,414	1,659,553
Semiconductors & Semiconductor Equipment - 2.47%
Atmel Corp. (I)	522,018	2,505,686
Cree, Inc. (I)(L)	121,793	7,311,234
Fairchild Semiconductor International, Inc. (I)	142,327	1,196,970
Integrated Device Technology, Inc. (I)	184,043	911,013
International Rectifier Corp. (I)(L)	80,078	1,490,252
Intersil Corp., Class A	140,165	$1,697,398
Lam Research Corp. (I)(L)	143,378	5,456,967
RF Micro Devices, Inc. (I)(L)	307,089	1,200,718
Semtech Corp. (I)(L)	69,996	1,145,835
Silicon Laboratories, Inc. (I)(L)	52,130	2,114,393

		25,030,466
Software - 4.26%
ACI Worldwide, Inc. (I)	38,537	750,315
Advent Software, Inc. (I)(L)	17,815	836,592
ANSYS, Inc. (I)	102,556	4,160,697
Cadence Design Systems, Inc. (I)	306,261	1,773,251
FactSet Research Systems, Inc. (L)	47,040	3,151,210
Fair Isaac Corp. (L)	51,737	1,127,349
Informatica Corp. (I)	104,058	2,484,905
Jack Henry & Associates, Inc. (L)	96,688	2,308,909
Mentor Graphics Corp. (I)	121,048	1,071,275
MICROS Systems, Inc. (I)	90,993	2,899,947
Parametric Technology Corp. (I)	131,536	2,061,169
Quest Software, Inc. (I)	69,948	1,261,862
Rovi Corp. (I)(L)	115,640	4,383,912
Solera Holdings, Inc. (L)	79,306	2,870,877
Sybase, Inc. (I)(L)	98,423	6,364,031
Synopsys, Inc. (I)(L)	167,666	3,499,189
TIBCO Software, Inc. (I)	188,257	2,270,379

		43,275,869

		151,758,512
Materials - 6.49%
Chemicals - 3.24%
Albemarle Corp.	103,562	4,112,447
Ashland, Inc.	88,953	4,129,198
Cabot Corp.	74,069	1,785,804
Cytec Industries, Inc.	55,506	2,219,685
Intrepid Potash, Inc. (I)(L)	46,799	915,856
Lubrizol Corp.	77,292	6,207,321
Minerals Technologies, Inc.	21,300	1,012,602
NewMarket Corp.	13,124	1,145,988
Olin Corp. (L)	89,372	1,616,739
RPM International, Inc. (L)	146,894	2,620,589
Sensient Technologies Corp. (L)	56,104	1,454,777
The Scotts Miracle-Gro Company, Class A	51,524	2,288,181
Valspar Corp.	112,480	3,387,898

		32,897,085
Construction Materials - 0.43%
Martin Marietta Materials, Inc. (L)	51,482	4,366,188
Containers & Packaging - 1.73%
AptarGroup, Inc.	76,922	2,909,190
Greif, Inc., Class A	38,952	2,163,394
Packaging Corp. of America (L)	116,895	2,574,028
Rock-Tenn Company, Class A	44,127	2,191,788
Silgan Holdings, Inc.	60,806	1,725,674
Sonoco Products Company (L)	113,754	3,467,222
Temple-Inland, Inc.	121,897	2,519,611

		17,550,907
Metals & Mining - 1.00%
Carpenter Technology Corp.	49,832	1,635,985
Commercial Metals Company	129,391	1,710,549
Reliance Steel & Aluminum Company	73,146	2,644,228
Steel Dynamics, Inc.	245,358	3,236,272
Worthington Industries, Inc. (L)	69,151	889,282

		10,116,316

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.09%
Louisiana-Pacific Corp. (I)(L)	143,689	$961,279

		65,891,775
Telecommunication Services - 0.82%
Diversified Telecommunication Services - 0.35%
Cincinnati Bell, Inc. (I)	227,896	685,967
TW Telecom, Inc. (I)(L)	171,898	2,867,259

		3,553,226
Wireless Telecommunication Services - 0.47%
Syniverse Holdings, Inc. (I)	78,960	1,614,732
Telephone & Data Systems, Inc.	104,083	3,163,082

		4,777,814

		8,331,040
Utilities - 6.26%
Electric Utilities - 1.85%
Cleco Corp.	68,762	1,816,004
DPL, Inc.	134,777	3,221,170
Great Plains Energy, Inc. (L)	153,581	2,613,949
Hawaiian Electric Industries, Inc. (L)	105,581	2,405,135
IDACORP, Inc.	54,500	1,813,215
NV Energy, Inc.	266,208	3,143,916
PNM Resources, Inc.	98,214	1,098,033
Westar Energy, Inc.	125,347	2,708,749

		18,820,171
Gas Utilities - 2.18%
AGL Resources, Inc.	88,245	3,160,936
Atmos Energy Corp.	105,545	2,853,937
Energen Corp. (L)	81,450	3,610,679
National Fuel Gas Company	92,826	4,258,857
Questar Corp. (I)	191,397	3,091,062
UGI Corp.	123,713	3,147,259
WGL Holdings, Inc.	57,390	1,952,982

		22,075,712
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc. (I)	114,544	440,994
Multi-Utilities - 1.92%
Alliant Energy Corp. (L)	125,517	3,983,910
Black Hills Corp.	44,389	1,263,755
MDU Resources Group, Inc.	213,174	3,843,527
NSTAR	121,026	4,235,910
OGE Energy Corp.	110,144	4,026,865
Vectren Corp.	92,001	2,176,744

		19,530,711
Water Utilities - 0.27%
Aqua America, Inc. (L)	155,077	2,741,761

		63,609,349

TOTAL COMMON STOCKS (Cost $1,031,441,445)		$999,710,631

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration Date: 03/02/2012; Strike Price: $12.21) (I)	935	47

TOTAL WARRANTS (Cost $0)		$47

SHORT-TERM INVESTMENTS - 32.30%
Short-Term Securities - 1.15%
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 07/14/2010	$11,650,000	11,649,916
Securities Lending Collateral - 31.15%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$31,607,765	$316,362,123

TOTAL SHORT-TERM INVESTMENTS (Cost $327,988,292)		$328,012,039

Total Investments (Mid Cap Index Trust)
(Cost $1,359,429,737) - 130.76%		$1,327,722,717
Other assets and liabilities, net - (30.76%)		(312,349,136)

TOTAL NET ASSETS - 100.00%		$1,015,373,581

Small Cap Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.40%
Consumer Discretionary - 13.54%
Auto Components - 0.73%
American Axle & Manufacturing Holdings, Inc. (I)	41,639	$305,184
Amerigon, Inc. (I)	16,549	122,132
Cooper Tire & Rubber Company	41,853	816,134
Dana Holding Corp. (I)	96,847	968,470
Dorman Products, Inc. (I)	7,944	161,502
Drew Industries, Inc. (I)	13,318	269,024
Exide Technologies (I)	53,344	277,389
Fuel Systems Solutions, Inc. (I)(L)	9,898	256,853
Modine Manufacturing Company (I)	32,177	247,119
Spartan Motors, Inc.	24,380	102,396
Standard Motor Products, Inc.	14,291	115,328
Stoneridge, Inc. (I)	11,523	87,460
Superior Industries International, Inc. (L)	16,480	221,491
Tenneco, Inc. (I)	41,237	868,451

		4,818,933
Automobiles - 0.03%
Winnebago Industries, Inc. (I)(L)	20,211	200,897
Commercial Services & Supplies - 0.00%
Actrade Financial Technologies, Ltd. (I)	722	0
Distributors - 0.05%
Audiovox Corp., Class A (I)	13,750	101,063
Core-Mark Holding Company, Inc. (I)	8,289	227,119

		328,182
Diversified Consumer Services - 1.24%
American Public Education, Inc. (I)(L)	12,914	564,342
Bridgepoint Education, Inc. (I)	13,521	213,767
Capella Education Company (I)(L)	11,654	948,053
Coinstar, Inc. (I)(L)	21,829	937,992
Corinthian Colleges, Inc. (I)(L)	60,565	596,565
CPI Corp.	4,064	91,115
Grand Canyon Education, Inc. (I)(L)	21,679	507,939
K12, Inc. (I)(L)	17,689	392,342
Lincoln Educational Services Corp. (I)	11,863	244,259
Mac-Gray Corp.	10,033	111,768
Matthews International Corp., Class A	20,994	614,704
Pre-Paid Legal Services, Inc. (I)(L)	5,264	239,459
Regis Corp. (L)	39,467	614,501
Sotheby’s (L)	46,294	1,058,744
Steiner Leisure, Ltd. (I)	10,485	403,043
Stewart Enterprises, Inc., Class A (L)	56,177	303,918

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.	14,635	$345,971

		8,188,482
Hotels, Restaurants & Leisure - 2.39%
AFC Enterprises, Inc. (I)	20,052	182,473
Ambassadors Group, Inc.	15,087	170,332
Ameristar Casinos, Inc. (L)	19,421	292,480
Biglari Holdings, Inc. (I)	1,011	290,056
BJ’s Restaurants, Inc. (I)(L)	15,828	373,541
Bob Evans Farms, Inc.	21,522	529,872
Boyd Gaming Corp. (I)	37,715	320,200
Buffalo Wild Wings, Inc. (I)(L)	12,650	462,737
California Pizza Kitchen, Inc. (I)(L)	13,759	208,449
CEC Entertainment, Inc. (I)	15,367	541,840
Churchill Downs, Inc. (L)	8,556	280,637
CKE Restaurants, Inc.	38,388	481,002
Cracker Barrel Old Country Store, Inc. (L)	16,588	772,337
Denny’s Corp. (I)	72,076	187,398
DineEquity, Inc. (I)(L)	12,557	350,591
Domino’s Pizza, Inc. (I)	25,858	292,195
Gaylord Entertainment Company (I)(L)	24,195	534,468
Interval Leisure Group, Inc. (I)	28,444	354,128
Isle of Capri Casinos, Inc. (I)(L)	11,985	110,981
Jack in the Box, Inc. (I)	37,914	737,427
Jamba, Inc. (I)	45,468	96,847
Krispy Kreme Doughnuts, Inc. (I)(L)	43,045	145,062
Landry’s Restaurants, Inc. (I)(L)	5,451	133,331
Life Time Fitness, Inc. (I)(L)	28,920	919,367
Marcus Corp.	15,715	148,664
McCormick & Schmick’s Seafood Restaurants, Inc. (I)	12,911	96,316
Monarch Casino & Resort, Inc. (I)	8,583	86,946
Morgans Hotel Group Company (I)(L)	17,369	106,993
Multimedia Games, Inc. (I)	24,619	110,786
O’Charley’s, Inc. (I)	14,899	78,965
Orient Express Hotels, Ltd., Class A (I)(L)	63,290	468,346
P.F. Chang’s China Bistro, Inc. (L)	15,966	633,052
Papa John’s International, Inc. (I)	15,010	347,031
Peet’s Coffee & Tea, Inc. (I)(L)	8,520	334,580
Pinnacle Entertainment, Inc. (I)	42,568	402,693
Red Robin Gourmet Burgers, Inc. (I)	11,174	191,746
Ruby Tuesday, Inc. (I)(L)	44,757	380,435
Ruth’s Hospitality Group, Inc. (I)(L)	22,597	94,455
Scientific Games Corp. (I)	45,341	417,137
Shuffle Master, Inc. (I)	38,144	305,533
Sonic Corp. (I)	43,437	336,637
Speedway Motorsports, Inc.	9,682	131,288
Texas Roadhouse, Inc., Class A (I)(L)	39,964	504,346
The Cheesecake Factory, Inc. (I)(L)	41,587	925,727
Vail Resorts, Inc. (I)(L)	25,222	880,500

		15,749,927
Household Durables - 0.76%
American Greetings Corp., Class A	27,480	515,525
Beazer Homes USA, Inc. (I)(L)	52,588	190,894
Blyth, Inc.	4,099	139,653
Cavco Industries, Inc. (I)	5,330	187,509
CSS Industries, Inc.	6,821	112,547
Ethan Allen Interiors, Inc. (L)	17,001	237,844
Furniture Brands International, Inc. (I)(L)	30,023	156,720
Helen of Troy, Ltd. (I)	21,044	464,231
Hooker Furniture Corp.	9,119	97,209
Hovnanian Enterprises, Inc., Class A (I)(L)	37,448	137,809
iRobot Corp. (I)(L)	14,630	274,898
Kid Brands, Inc. (I)	10,596	74,490
La-Z-Boy, Inc. (I)	35,498	$263,750
Libbey, Inc. (I)	12,138	157,551
Lifetime Brands, Inc. (I)	7,434	108,685
M/I Homes, Inc. (I)(L)	13,594	131,046
Meritage Homes Corp. (I)	22,404	364,737
National Presto Industries, Inc.	3,309	307,274
Ryland Group, Inc. (L)	30,679	485,342
Sealy Corp. (I)(L)	34,092	91,026
Skyline Corp.	5,916	106,547
Standard Pacific Corp. (I)(L)	74,452	247,925
Universal Electronics, Inc. (I)	10,123	168,345

		5,021,557
Internet & Catalog Retail - 0.44%
Blue Nile, Inc. (I)(L)	8,908	419,389
drugstore.com, Inc. (I)	67,988	209,403
Gaiam, Inc., Class A	14,321	86,928
HSN, Inc. (I)	26,965	647,160
NutriSystem, Inc. (L)	21,812	500,367
Overstock.com, Inc. (I)(L)	10,431	188,488
PetMed Express, Inc. (L)	16,473	293,219
Shutterfly, Inc. (I)	18,811	450,712
Vitacost.com, Inc. (I)	10,857	97,604

		2,893,270
Leisure Equipment & Products - 0.74%
Arctic Cat, Inc. (I)	9,671	88,103
Brunswick Corp. (L)	61,319	762,195
Callaway Golf Company (L)	45,311	273,678
Eastman Kodak Company (I)(L)	186,152	807,900
Jakks Pacific, Inc. (I)(L)	20,761	298,543
Leapfrog Enterprises, Inc. (I)	25,048	100,693
Polaris Industries, Inc. (L)	21,520	1,175,422
Pool Corp. (L)	34,736	761,413
RC2 Corp. (I)	15,657	252,234
Smith & Wesson Holding Corp. (I)(L)	41,832	171,093
Sturm Ruger & Company, Inc.	13,880	198,900

		4,890,174
Media - 1.49%
AH Belo Corp. (I)	14,008	93,013
Arbitron, Inc.	18,444	472,720
Ascent Media Corp., Class A (I)	10,888	275,031
Ballantyne of Omaha, Inc. (I)	11,647	84,324
Belo Corp., Class A (I)	63,759	362,789
Carmike Cinemas, Inc. (I)	8,209	49,747
Cinemark Holdings, Inc.	39,104	514,218
CKX, Inc. (I)(L)	38,683	193,028
Cumulus Media, Inc., Class A (I)	18,519	49,446
Dex One Corp. (I)	34,775	660,725
Entercom Communications Corp. (I)	16,997	149,914
Entravision Communications Corp. (I)	38,950	82,185
EW Scripps Company (I)	22,640	168,215
Fisher Communications, Inc. (I)	6,061	102,067
Global Sources, Ltd. (I)(L)	17,879	140,171
Gray Television, Inc. (I)	35,755	86,170
Harte-Hanks, Inc. (L)	26,993	282,077
Journal Communications, Inc. (I)	30,707	121,907
Knology, Inc. (I)	22,005	240,515
Lee Enterprises, Inc. (I)	34,511	88,693
LIN TV Corp. (I)	22,164	119,907
Lions Gate Entertainment Corp. (I)	47,100	328,758
Live Nation Entertainment, Inc. (I)	97,142	1,015,134
LodgeNet Interactive Corp. (I)(L)	20,348	75,491
Martha Stewart Living Omnimedia, Inc., Class A (I)(L)	20,672	101,706

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Media (continued)
McClatchy Company, Class A (I)	42,137	$153,379
Media General, Inc., Class A (I)	16,092	157,058
Mediacom Communications Corp., Class A (I)(L)	29,475	198,072
National CineMedia, Inc. (L)	30,614	510,029
RCN Corp. (I)	25,045	370,916
Rentrak Corp. (I)	7,300	177,609
Scholastic Corp. (L)	21,208	511,537
Sinclair Broadcast Group, Inc., Class A (I)	32,793	191,183
SuperMedia, Inc. (I)	9,014	164,866
Valassis Communications, Inc. (I)	34,536	1,095,482
Warner Music Group Corp. (I)	31,378	152,497
World Wrestling Entertainment, Inc., Class A (L)	17,437	271,320

		9,811,899
Multiline Retail - 0.38%
99 Cents Only Stores (I)	31,892	472,002
Dillard’s, Inc., Class A (L)	31,630	680,045
Fred’s, Inc., Class A	28,386	313,949
Retail Ventures, Inc. (I)	16,814	131,485
Saks, Inc. (I)(L)	93,081	706,485
The Bon-Ton Stores, Inc. (I)	8,971	87,467
Tuesday Morning Corp. (I)	21,488	85,737

		2,477,170
Specialty Retail - 3.28%
Americas Car-Mart, Inc. (I)	7,793	176,356
AnnTaylor Stores Corp. (I)	40,739	662,824
Asbury Automotive Group, Inc. (I)	20,111	211,970
Barnes & Noble, Inc.	26,517	342,069
Bebe Stores, Inc.	23,296	149,094
Big 5 Sporting Goods Corp.	16,187	212,697
Borders Group, Inc. (I)(L)	37,872	50,370
Brown Shoe Company, Inc.	30,228	458,861
Build A Bear Workshop, Inc. (I)	13,767	93,340
Cabela’s, Inc. (I)(L)	27,838	393,629
Casual Male Retail Group, Inc. (I)	32,443	110,955
Charming Shoppes, Inc. (I)(L)	80,789	302,959
Christopher & Banks Corp.	25,919	160,439
Citi Trends, Inc. (I)	10,435	343,729
Coldwater Creek, Inc. (I)(L)	43,249	145,317
Collective Brands, Inc. (I)(L)	44,769	707,350
Destination Maternity Corp. (I)	4,137	104,666
DSW, Inc., Class A (I)(L)	9,847	221,164
Express, Inc. (I)	10,790	176,632
Genesco, Inc. (I)	16,585	436,351
Group 1 Automotive, Inc. (I)(L)	17,048	401,139
Gymboree Corp. (I)(L)	20,457	873,718
Haverty Furniture Companies, Inc. (L)	13,643	167,672
hhgregg, Inc. (I)	9,204	214,637
Hibbett Sports, Inc. (I)	20,296	486,292
Hot Topic, Inc. (L)	32,223	163,693
Jo-Ann Stores, Inc. (I)	18,974	711,715
Jos. A. Bank Clothiers, Inc. (I)(L)	12,691	685,187
Kirklands, Inc. (I)	12,088	203,985
Lithia Motors, Inc., Class A (L)	15,707	97,069
Lumber Liquidators Holdings, Inc. (I)(L)	15,609	364,158
MarineMax, Inc. (I)	16,628	115,398
Midas, Inc. (I)	11,907	91,327
Monro Muffler Brake, Inc.	13,929	550,613
OfficeMax, Inc. (I)	58,616	765,525
Pacific Sunwear of California, Inc. (I)(L)	48,047	153,750
Penske Auto Group, Inc. (I)	30,695	348,695
PEP Boys - Manny, Moe & Jack	36,646	324,684
Pier 1 Imports, Inc. (I)(L)	72,413	$464,167
Rent-A-Center, Inc. (I)	45,628	924,423
Rue21, Inc. (I)	10,279	311,865
Sally Beauty Holdings, Inc. (I)(L)	66,028	541,430
Select Comfort Corp. (I)	37,726	330,103
Shoe Carnival, Inc. (I)	6,819	139,858
Sonic Automotive, Inc. (I)(L)	27,853	238,422
Stage Stores, Inc.	27,245	290,977
Stein Mart, Inc. (I)	19,797	123,335
Systemax, Inc. (L)	7,768	117,064
Talbots, Inc. (I)	48,814	503,272
The Buckle, Inc. (L)	18,011	583,917
The Cato Corp., Class A	19,692	433,618
The Children’s Place Retail Stores, Inc. (I)(L)	19,170	843,863
The Dress Barn, Inc. (I)(L)	41,092	978,401
The Finish Line, Inc., Class A	35,385	492,913
The Men’s Wearhouse, Inc. (L)	36,219	664,981
The Wet Seal, Inc., Class A (I)(L)	72,334	264,019
Ulta Salon, Cosmetics & Fragrance, Inc. (I)(L)	21,877	517,610
Vitamin Shoppe, Inc. (I)	11,164	286,357
West Marine, Inc. (I)	11,864	129,080
Zumiez, Inc. (I)(L)	14,470	233,112

		21,592,816
Textiles, Apparel & Luxury Goods - 2.01%
Carter’s, Inc. (I)	40,899	1,073,599
Cherokee, Inc.	7,241	123,821
Columbia Sportswear Company (L)	7,874	367,480
Crocs, Inc. (I)(L)	59,548	630,018
Culp, Inc. (I)	7,201	78,923
Deckers Outdoor Corp. (I)	8,903	1,271,972
G-III Apparel Group, Ltd. (I)	10,849	248,334
Iconix Brand Group, Inc. (I)	50,085	719,721
Joe’s Jeans, Inc. (I)	34,170	67,657
Jones Apparel Group, Inc.	60,132	953,092
K-Swiss, Inc., Class A (I)	19,019	213,583
Liz Claiborne, Inc. (I)(L)	65,781	277,596
Maidenform Brands, Inc. (I)	16,013	326,025
Movado Group, Inc. (I)(L)	11,783	125,842
Oxford Industries, Inc.	9,953	208,316
Perry Ellis International, Inc. (I)	7,374	148,955
Quiksilver, Inc. (I)(L)	89,811	332,301
RG Barry Corp.	9,097	100,340
Skechers U.S.A., Inc., Class A (I)	23,831	870,308
Steven Madden, Ltd. (I)	17,020	536,470
The Timberland Company, Class A (I)	28,564	461,309
The Warnaco Group, Inc. (I)	30,528	1,103,282
True Religion Apparel, Inc. (I)(L)	17,686	390,330
Under Armour, Inc., Class A (I)(L)	24,212	802,144
Unifi, Inc. (I)	31,209	119,218
Unifirst Corp.	9,879	434,874
Volcom, Inc. (I)(L)	13,563	251,865
Weyco Group, Inc.	6,427	146,407
Wolverine World Wide, Inc. (L)	34,228	863,230

		13,247,012

		89,220,319
Consumer Staples - 3.21%
Beverages - 0.13%
Boston Beer Company, Inc. (I)(L)	6,169	416,099
Coca-Cola Bottling Company Consolidated	3,453	165,468
Heckmann Corp. (I)	62,910	291,902

		873,469

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 0.91%
Casey’s General Stores, Inc.	35,291	$1,231,656
Ingles Markets, Inc.	11,580	174,279
Nash Finch Company	9,467	323,393
Pricesmart, Inc.	11,388	264,543
Rite Aid Corp. (I)	391,972	384,133
Ruddick Corp.	30,406	942,282
Spartan Stores, Inc.	17,866	245,122
The Andersons, Inc.	12,931	421,421
The Great Atlantic & Pacific Tea Company, Inc. (I)(L)	24,306	94,793
The Pantry, Inc. (I)	16,754	236,399
United Natural Foods, Inc. (I)	30,226	903,153
Village Super Market, Inc.	5,614	147,368
Weis Markets, Inc.	8,050	264,926
Winn-Dixie Stores, Inc. (I)	38,948	375,459

		6,008,927
Food Products - 1.42%
American Italian Pasta Company, Class A (I)	15,324	810,180
B&G Foods, Inc.	34,392	370,746
Cal-Maine Foods, Inc. (L)	10,325	329,677
Calavo Growers, Inc. (L)	9,513	170,853
Chiquita Brands International, Inc. (I)(L)	31,451	382,130
Darling International, Inc. (I)	58,277	437,660
Diamond Foods, Inc. (L)	15,406	633,187
Dole Food Company, Inc. (I)(L)	25,634	267,363
Fresh Del Monte Produce, Inc. (I)(L)	27,489	556,377
Imperial Sugar Company (L)	9,860	99,586
J & J Snack Foods Corp.	10,319	434,430
John B. Sanfilippo & Son, Inc. (I)	8,601	124,456
Lancaster Colony Corp.	13,615	726,496
Lance, Inc.	18,772	309,550
Pilgrim’s Pride Corp. (I)	34,014	223,472
Sanderson Farms, Inc. (L)	15,917	807,629
Seneca Foods Corp., Class A (I)(L)	6,183	199,464
Smart Balance, Inc. (I)	46,101	188,553
Synutra International, Inc. (I)(L)	12,814	207,202
The Hain Celestial Group, Inc. (I)	28,804	580,977
Tootsie Roll Industries, Inc. (L)	17,302	409,192
TreeHouse Foods, Inc. (I)(L)	24,265	1,107,940

		9,377,120
Household Products - 0.19%
Central Garden & Pet Company, Class A (I)	39,424	353,633
Oil-Dri Corp of America	6,100	139,995
Spectrum Brands Holdings, Inc. (I)	12,760	323,594
WD-40 Company	12,148	405,743

		1,222,965
Personal Products - 0.33%
Elizabeth Arden, Inc. (I)	17,489	253,940
Inter Parfums, Inc.	10,638	151,379
Medifast, Inc. (I)(L)	9,461	245,135
Nu Skin Enterprises, Inc., Class A	33,852	843,930
Nutraceutical International Corp. (I)	8,264	126,109
Prestige Brands Holdings, Inc. (I)	29,661	210,000
Revlon, Inc. (I)	7,844	87,539
The Female Health Company	15,465	80,263
USANA Health Sciences, Inc. (I)	4,409	161,061

		2,159,356
Tobacco - 0.23%
Alliance One International, Inc. (I)(L)	62,679	223,137
Star Scientific, Inc. (I)(L)	68,970	113,111
Universal Corp. (L)	16,551	656,744
Vector Group, Ltd. (L)	30,093	$506,164

		1,499,156

		21,140,993
Energy - 5.31%
Energy Equipment & Services - 1.80%
Basic Energy Services, Inc. (I)(L)	17,358	133,657
Boots & Coots, Inc. (I)	59,889	176,673
Bristow Group, Inc. (I)	24,832	730,061
Cal Dive International, Inc. (I)	66,187	387,194
CARBO Ceramics, Inc.	13,140	948,577
Complete Production Services, Inc. (I)	54,044	772,829
Dawson Geophysical Company (I)	6,400	136,128
Dril-Quip, Inc. (I)	23,427	1,031,257
Global Industries, Ltd. (I)	71,283	320,061
Gulf Islands Fabrication, Inc.	10,714	166,281
Gulfmark Offshore, Inc., Class A (I)	16,325	427,715
Helix Energy Solutions Group, Inc. (I)	72,283	778,488
Hercules Offshore, Inc. (I)(L)	81,288	197,530
Hornbeck Offshore Services, Inc. (I)	16,329	238,403
ION Geophysical Corp. (I)	87,959	306,097
Key Energy Services, Inc. (I)	86,768	796,530
Lufkin Industries, Inc. (L)	20,839	812,513
Matrix Service Company (I)	19,792	184,264
Natural Gas Services Group, Inc. (I)	9,765	147,744
Newpark Resources, Inc. (I)	61,995	375,070
OYO Geospace Corp. (I)	3,102	150,385
Parker Drilling Company (I)(L)	81,458	321,759
PHI, Inc. (I)	10,718	151,017
Pioneer Drilling Company (I)	38,747	219,695
RPC, Inc. (L)	20,250	276,413
Seahawk Drilling, Inc. (I)	9,028	87,752
Superior Well Services, Inc. (I)(L)	16,099	269,175
T-3 Energy Services, Inc. (I)	9,520	265,608
Tesco Corp. (I)	21,862	268,465
TetraTechnologies, Inc. (I)	52,634	477,917
Vantage Drilling Company (I)	91,447	123,453
Willbros Group, Inc. (I)	28,308	209,479

		11,888,190
Oil, Gas & Consumable Fuels - 3.51%
Abraxas Petroleum Corpabraxas
Petroleum Corp. (I)	50,858	142,402
American Oil & Gas, Inc. (I)	35,221	221,188
Apco Oil and Gas International, Inc.	6,381	150,017
Arena Resources, Inc. (I)	27,082	863,916
ATP Oil & Gas Corp. (I)(L)	30,802	326,193
Berry Petroleum Company, Class A (L)	35,202	905,395
Bill Barrett Corp. (I)(L)	31,365	965,101
BPZ Resources, Inc. (I)(L)	67,696	280,938
Brigham Exploration Company (I)(L)	80,438	1,237,136
Callon Pete Company (I)	20,915	131,765
Camac Energy, Inc. (I)	33,720	125,776
Carrizo Oil & Gas, Inc. (I)(L)	21,759	337,917
Cheniere Energy, Inc. (I)(L)	43,086	121,503
Clayton Williams Energy, Inc. (I)	4,217	177,620
Clean Energy Fuels Corp. (I)(L)	27,808	415,452
Cloud Peak Energy, Inc. (I)	21,934	290,845
Contango Oil & Gas Company (I)	8,341	373,260
Crosstex Energy, Inc. (I)(L)	29,211	187,243
CVR Energy, Inc. (I)	21,555	162,094
Delta Petroleum Corp. (I)(L)	130,319	112,074
DHT Holdings, Inc.	37,811	145,572
Endeavour International Corp. (I)(L)	106,071	112,435
Energy Partners, Ltd. (I)	20,113	245,580

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Xxi Bermuda, Ltd. (I)	35,131	$554,367
FX Energy, Inc. (I)(L)	35,288	127,743
Gastar Exploration, Ltd. (I)	33,018	119,195
General Maritime Corp. (L)	36,619	221,179
Georesources, Inc. (I)	9,863	137,392
GMX Resources, Inc. (I)(L)	22,361	145,123
Golar LNG Energy, Ltd.	3,332	3,388
Golar LNG, Ltd.	25,896	255,594
Goodrich Petroleum Corp. (I)(L)	17,099	205,188
Green Plains Renewable Energy, Inc. (I)	11,484	117,366
Gulfport Energy Corp. (I)	19,032	225,720
Harvest Natural Resources, Inc. (I)(L)	23,869	175,915
Houston American Energy Corp.	12,735	125,567
International Coal Group, Inc. (I)(L)	90,918	350,034
Isramco, Inc. (I)	838	39,537
James River Coal Company (I)(L)	19,434	309,389
Knightsbridge Tankers, Ltd.	12,813	225,381
Kodiak Oil & Gas Corp. (I)	82,997	264,760
L&l Energy, Inc. (I)	12,267	105,496
Magnum Hunter Resources Corp. (I)	34,496	150,403
McMoRan Exploration Company (I)(L)	57,647	640,458
Miller Petroleum, Inc. (I)	13,234	76,228
Nordic American Tanker Shipping, Ltd. (L)	31,976	898,206
Northern Oil and Gas, Inc. (I)	30,564	392,442
Overseas Shipholding Group, Inc.	17,672	654,571
Panhandle Oil and Gas, Inc.	5,665	149,726
Patriot Coal Corp. (I)(L)	54,112	635,816
Penn Virginia Corp. (L)	31,335	630,147
Petroleum Development Corp. (I)	13,523	346,459
Petroquest Energy, Inc. (I)(L)	38,479	260,118
Ram Energy Resources, Inc. (I)	46,478	96,209
Rentech, Inc. (I)	155,353	153,799
Resolute Energy Corp. (I)	26,189	320,553
REX American Resources Corp (I)	6,201	99,216
Rex Energy Corp. (I)	22,533	227,583
Rosetta Resources, Inc. (I)	36,587	724,788
Scorpio Tankers, Inc. (I)	11,380	130,301
Ship Finance International, Ltd. (L)	30,862	551,813
Stone Energy Corp. (I)(L)	29,912	333,818
Swift Energy Company (I)(L)	26,059	701,248
Syntroleum Corp. (I)(L)	58,068	95,232
Teekay Tankers, Ltd.	19,255	214,308
Transatlantic Petroleum, Ltd. (I)	100,808	319,561
Uranium Energy Corp. (I)(L)	46,150	108,914
USEC, Inc. (I)(L)	78,666	374,450
VAALCO Energy, Inc.	36,360	203,616
Venoco, Inc. (I)	14,081	231,914
W&T Offshore, Inc. (L)	24,438	231,183
Warren Resources, Inc. (I)	52,976	153,630
Western Refining, Inc. (I)(L)	36,328	182,730
World Fuel Services Corp. (L)	40,872	1,060,220

		23,089,416

		34,977,606
Financials - 21.06%
Capital Markets - 2.19%
American Capital, Ltd. (I)(L)	235,210	1,133,712
Apollo Investment Corp.	133,930	1,249,567
Arlington Asset Investment Corp.	6,113	115,108
Artio Global Investors, Inc.	19,483	306,662
BGC Partners, Inc., Class A (L)	40,980	209,408
BlackRock Kelso Capital Corp.	40,065	395,442
Calamos Asset Management, Inc.	14,509	134,644
Capital Southwest Corp.	2,215	194,721
Cohen & Steers, Inc. (L)	12,159	$252,178
Cowen Group, Inc., Class A (I)	26,915	110,352
Diamond Hill Investment Group, Inc.	2,037	115,478
Duff & Phelps Corp.	19,657	248,268
Epoch Holding Corp.	10,447	128,185
Evercore Partners, Inc., Class A	10,901	254,538
FBR Capital Markets Corp. (I)	39,325	130,952
Fifth Street Finance Corp.	31,574	348,261
Financial Engines, Inc. (I)	9,331	126,902
GAMCO Investors, Inc., Class A	5,185	192,882
GFI Group, Inc.	46,320	258,466
Gladstone Capital Corp. (L)	15,584	168,463
Gladstone Investment Corp.	20,132	117,370
Gleacher & Company, Inc. (I)	54,858	139,888
Harris & Harris Group, Inc. (I)	27,369	111,939
Hercules Technology Growth Capital, Inc.	27,132	249,886
HFF, Inc. (I)	15,681	110,865
International Assets Holding Corp. (I)(L)	9,805	156,880
Investment Technology Group, Inc. (I)	30,056	482,699
Kayne Anderson Energy Development Company	9,318	141,354
KBW, Inc. (I)(L)	24,653	528,560
Knight Capital Group, Inc., Class A (I)(L)	64,904	895,026
LaBranche & Company, Inc. (I)	28,940	123,863
Ladenburg Thalmann Financial Services, Inc. (I)	67,415	84,269
Main Street Capital Corp. (L)	10,382	155,003
MCG Capital Corp.	54,231	261,936
MF Global Holdings, Ltd. (I)(L)	59,285	338,517
MVC Capital, Inc.	18,072	233,490
NGP Capital Resources Company	18,246	130,824
Oppenheimer Holdings, Inc., Class A	7,399	177,206
optionsXpress Holdings, Inc. (I)	29,412	462,945
PennantPark Investment Corp.	23,265	222,181
Penson Worldwide, Inc. (I)(L)	16,042	90,477
Piper Jaffray Companies, Inc. (I)	11,989	386,286
Prospect Capital Corp. (L)	46,714	450,790
Safeguard Scientifics, Inc. (I)	15,621	164,958
Sanders Morris Harris Group, Inc.	18,318	101,665
Stifel Financial Corp. (I)(L)	21,360	926,810
SWS Group, Inc.	20,886	198,417
Thomas Weisel Partners Group, Inc. (I)	16,968	99,942
TICC Capital Corp.	21,201	178,088
TradeStation Group, Inc. (I)	29,997	202,480
Triangle Capital Corp.	10,879	154,699
Virtus Investment Partners, Inc. (I)	4,556	85,288
Westwood Holdings Group, Inc.	4,486	157,683

		14,396,473
Commercial Banks - 6.21%
1st Source Corp.	11,424	193,294
1st United Bancorp, Inc. (I)	17,888	131,656
Alliance Financial Corp. (L)	4,198	116,704
American National Bankshares, Inc. (L)	6,695	143,206
Ameris Bancorp (I)(L)	13,373	129,187
Ames National Corp. (L)	5,272	103,015
Arrow Financial Corp. (L)	8,061	186,209
BancFirst Corp.	5,283	192,777
Banco Latinoamericano de Exportaciones SA	20,220	252,548
Bancorp, Inc. (I)	17,876	139,969
Bank of the Ozarks, Inc. (L)	9,291	329,552
Boston Private Financial Holdings, Inc.	48,466	311,636
Bridge Bancorp, Inc.	5,556	134,900
Bryn Mawr Bank Corp. (L)	8,412	141,153
Camden National Corp.	6,011	165,122

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Capital City Bank Group, Inc.	9,344	$115,679
Cardinal Financial Corp.	22,427	207,225
Cathay General Bancorp (L)	54,461	562,582
Center Financial Corp. (I)	27,020	139,153
Centerstate Banks, Inc.	16,879	170,309
Chemical Financial Corp. (L)	17,384	378,624
Citizens & Northern Corp.	7,633	81,673
Citizens Republic Banking Corp., Inc. (I)(L)	272,904	231,968
City Holding Company (L)	11,633	324,328
CoBiz Financial, Inc.	25,094	165,369
Columbia Banking System, Inc.	27,343	499,283
Community Bank Systems, Inc. (L)	23,147	509,928
Community Trust Bancorp, Inc.	10,521	264,077
CVB Financial Corp. (L)	62,261	591,480
Danvers Bancorp, Inc.	15,175	219,279
Eagle Bancorp, Inc. (I)	13,632	160,585
Enterprise Financial Services Corp.	8,871	85,516
Financial Institutions, Inc. (L)	8,480	150,605
First Bancorp, Inc.	7,167	94,103
First BanCorp/Puerto Rico (I)(L)	59,945	31,771
First Bancorp/Troy NC	11,657	168,910
First Busey Corp. (L)	37,910	171,732
First Commonwealth Financial Corp.	60,614	318,224
First Community Bancshares, Inc.	11,898	174,782
First Financial Bancorp	40,170	600,542
First Financial Bankshares, Inc. (L)	14,492	696,920
First Financial Corp.	8,600	221,966
First Interstate Bancsystem, Inc.	10,162	159,848
First Merchants Corp.	19,472	165,123
First Midwest Bancorp, Inc. (L)	51,081	621,145
FirstMerit Corp.	73,929	1,266,404
FNB Corp. (L)	78,858	633,230
German American Bancorp, Inc. (L)	10,051	153,780
Glacier Bancorp, Inc. (L)	49,708	729,216
Great Southern Bancorp, Inc.	8,247	167,497
Greene County Bancshares, Inc. (I)	8,967	114,509
Hancock Holding Company (L)	20,083	669,969
Heartland Financial USA, Inc. (L)	10,144	175,288
Home Bancshares, Inc. (L)	15,796	360,307
IBERIABANK Corp.	18,468	950,733
Independent Bank Corp. (L)	15,090	372,421
International Bancshares Corp. (L)	36,681	612,206
Investors Bancorp, Inc. (I)	33,998	446,054
Lakeland Bancorp, Inc. (L)	16,150	137,598
Lakeland Financial Corp.	12,486	249,470
MainSource Financial Group, Inc. (L)	16,457	117,997
MB Financial, Inc.	36,725	675,373
Metro Bancorp, Inc. (I)	11,170	137,838
Nara Bancorp, Inc. (I)	27,633	232,946
National Bankshares, Inc. (L)	6,955	168,520
National Penn Bancshares, Inc. (L)	87,415	525,364
NBT Bancorp, Inc.	24,310	496,410
Northfield Bancorp, Inc. (L)	15,162	196,803
Old National Bancorp (L)	59,923	620,802
OmniAmerican Bancorp, Inc. (I)(L)	11,522	130,083
Oriental Financial Group, Inc.	22,878	289,635
Orrstown Financial Services, Inc.	5,651	125,057
Pacific Continental Corp.	7,161	67,815
PacWest Bancorp (L)	21,614	395,752
Park National Corp.	8,686	564,937
Peapack Gladstone Financial Corp.	7,414	86,744
Penns Woods Bancorp, Inc.	4,314	131,232
Peoples Bancorp, Inc. (L)	8,639	125,266
Pinnacle Financial Partners, Inc. (I)(L)	24,100	309,685
PrivateBancorp, Inc.	35,988	398,747
Prosperity Bancshares, Inc. (L)	32,050	$1,113,738
Renasant Corp. (L)	15,944	228,796
Republic Bancorp, Inc., Class A (L)	7,149	160,138
S&T Bancorp, Inc. (L)	17,635	348,468
S.Y. Bancorp, Inc. (L)	8,895	204,407
Sandy Spring Bancorp, Inc.	17,094	239,487
SCBT Financial Corp.	9,145	322,087
Sierra Bancorp (L)	8,280	95,220
Signature Bank (I)(L)	28,238	1,073,326
Simmons First National Corp., Class A	12,521	328,801
Southside Bancshares, Inc.	12,476	245,029
Southwest Bancorp, Inc.	14,177	188,412
State Bancorp, Inc. (L)	14,967	142,187
StellarOne Corp.	16,997	217,052
Sterling Bancorp	19,934	179,406
Sterling Bancshares, Inc.	64,743	304,940
Suffolk Bancorp (L)	7,495	231,895
Susquehanna Bancshares, Inc. (L)	89,507	745,593
SVB Financial Group (I)(L)	28,760	1,185,775
Taylor Capital Group, Inc. (I)	7,762	100,440
Texas Capital Bancshares, Inc. (I)	25,324	415,314
Tompkins Financial Corp. (L)	6,158	232,465
TowneBank (L)	16,744	243,123
TriCo Bancshares (L)	10,728	181,625
Trustmark Corp. (L)	43,795	911,812
UMB Financial Corp.	21,809	775,528
Umpqua Holdings Corp.	79,176	908,940
Union First Market Bankshares Corp.	13,115	160,790
United Bankshares, Inc. (L)	26,803	641,664
United Community Banks, Inc. (I)(L)	65,845	260,088
Univest Corp. of Pennsylvania	12,548	217,331
Washington Banking Company (L)	13,581	173,701
Washington Trust Bancorp, Inc. (L)	11,324	192,961
Webster Financial Corp.	45,089	808,897
WesBanco, Inc. (L)	16,616	279,980
West Bancorp, Inc. (I)	13,872	94,468
West Coast Bancorp (I)	68,197	173,902
Westamerica Bancorp. (L)	19,982	1,049,455
Western Alliance Bancorp (I)(L)	40,834	292,780
Whitney Holding Corp.	66,589	615,948
Wilshire Bancorp, Inc. (L)	15,217	133,149
Wintrust Financial Corp.	21,544	718,277

		40,926,740
Consumer Finance - 0.55%
Advance America Cash Advance Centers, Inc.	39,336	162,458
Cardtronics, Inc. (I)	19,061	247,031
Cash America International, Inc. (L)	20,541	703,940
Credit Acceptance Corp. (I)(L)	4,465	217,758
Dollar Financial Corp. (I)	17,394	344,227
EZCORP, Inc., Class A (I)	32,195	597,217
First Cash Financial Services, Inc. (I)	21,458	467,784
Nelnet, Inc., Class A	18,650	359,572
The First Marblehead Corp. (I)(L)	41,532	97,600
World Acceptance Corp. (I)(L)	11,457	438,918

		3,636,505
Diversified Financial Services - 0.49%
Asta Funding, Inc.	10,021	98,907
Compass Diversified Holdings	23,344	313,043
Encore Capital Group, Inc. (I)	9,948	205,028
Life Partners Holdings, Inc. (L)	5,807	118,811
MarketAxess Holdings, Inc.	19,703	271,704
Marlin Business Services Corp. (I)	7,679	92,839
NewStar Financial, Inc. (I)	20,461	130,132

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
PHH Corp. (I)(L)	38,345	$730,089
PICO Holdings, Inc. (I)	15,972	478,681
Portfolio Recovery Associates, Inc. (I)(L)	11,854	791,610

		3,230,844
Insurance - 2.89%
Alterra Capital Holdings, Ltd.	66,499	1,248,851
Ambac Financial Group, Inc. (I)(L)	202,401	135,609
American Equity Investment Life Holding Company	41,682	430,158
American Physicians Capital, Inc.	6,305	194,509
American Physicians Service Group, Inc.	7,196	175,942
American Safety Insurance Holdings, Ltd. (I)	9,657	151,808
AMERISAFE, Inc. (I)	14,418	253,036
Amtrust Financial Services, Inc.	16,278	195,987
Argo Group International Holdings, Ltd.	21,458	656,400
Baldwin & Lyons, Inc., Class B	7,206	151,398
Citizens, Inc., Class A (I)	31,061	206,866
CNA Surety Corp. (I)	12,633	203,012
CNO Financial Group, Inc. (I)	153,386	759,261
Crawford & Company, Class B (I)	18,745	59,234
Delphi Financial Group, Inc., Class A	33,323	813,414
eHealth, Inc. (I)	17,477	198,713
Employers Holdings, Inc.	30,052	442,666
Enstar Group, Ltd. (I)	4,827	320,706
FBL Financial Group, Inc., Class A	9,877	207,417
First American Financial Corp.	71,507	906,709
First Mercury Financial Corp.	12,362	130,790
Flagstone Reinsurance Holdings SA	36,243	392,149
FPIC Insurance Group, Inc. (I)	8,203	210,407
Greenlight Capital Re, Ltd., Class A (I)(L)	19,928	501,986
Hallmark Financial Services, Inc. (I)	9,930	98,804
Harleysville Group, Inc.	8,567	265,834
Hilltop Holdings, Inc. (I)	29,185	292,142
Horace Mann Educators Corp.	27,494	420,658
Infinity Property & Casualty Corp. (L)	9,710	448,408
Maiden Holdings, Ltd.	36,096	237,151
Meadowbrook Insurance Group, Inc.	38,739	334,318
Montpelier Re Holdings, Ltd.	48,697	727,046
National Financial Partners Corp. (I)(L)	29,509	288,303
National Western Life Insurance Company, Class A	1,553	237,236
Platinum Underwriters Holdings, Ltd.	30,456	1,105,248
PMA Capital Corp., Class A (I)	25,728	168,518
Presidential Life Corp.	16,711	152,070
Primerica, Inc. (I)	16,801	360,213
ProAssurance Corp. (I)	22,394	1,271,083
RLI Corp.	12,730	668,452
Safety Insurance Group, Inc.	9,622	356,206
SeaBright Holdings, Inc.	18,444	174,849
Selective Insurance Group, Inc.	37,516	557,488
State Auto Financial Corp.	10,555	163,708
Stewart Information Services Corp. (L)	13,010	117,350
The Navigators Group, Inc. (I)	8,735	359,271
The Phoenix Companies, Inc. (I)(L)	82,413	173,891
Tower Group, Inc. (L)	28,304	609,385
United America Indemnity, Ltd.	20,306	149,452
United Fire & Casualty Company	16,351	324,077

		19,008,189
Real Estate Investment Trusts - 7.09%
Acadia Realty Trust	28,336	476,612
Agree Realty Corp.	7,015	163,590
Alexander’s, Inc.	1,443	437,114
American Campus Communities, Inc. (L)	36,059	984,050
American Capital Agency Corp. (L)	22,587	$596,749
Anworth Mortgage Asset Corp.	80,183	570,903
Apollo Commercial Real Estate Finance, Inc.	9,614	158,246
Ashford Hospitality Trust, Inc. (I)(L)	28,381	208,033
Associated Estates Realty Corp.	23,100	299,145
BioMed Realty Trust, Inc.	78,062	1,256,018
CapLease, Inc.	42,651	196,621
Capstead Mortage Corp. (L)	48,375	535,028
CBL & Associates Properties, Inc. (L)	95,222	1,184,562
Cedar Shopping Centers, Inc.	39,089	235,316
Chatham Lodging Trust (I)	7,489	133,828
Cogdell Spencer, Inc.	31,582	213,494
Colonial Properties Trust	48,332	702,264
Colony Financial, Inc.	11,462	193,708
Cousins Properties, Inc.	62,450	420,913
CreXus Investment Corp.	11,436	142,149
Cypress Sharpridge Investments, Inc.	12,519	158,491
DCT Industrial Trust, Inc.	145,174	656,186
DiamondRock Hospitality Company (I)(L)	105,917	870,638
DuPont Fabros Technology, Inc.	28,311	695,318
EastGroup Properties, Inc.	18,667	664,172
Education Realty Trust, Inc.	40,836	246,241
Entertainment Properties Trust (L)	31,881	1,213,710
Equity Lifestyle Properties, Inc.	18,028	869,490
Equity One, Inc. (L)	25,074	391,154
Excel Trust, Inc. (I)	12,915	154,980
Extra Space Storage, Inc.	60,192	836,669
FelCor Lodging Trust, Inc. (I)	45,907	229,076
First Industrial Realty Trust, Inc. (I)(L)	44,060	212,369
First Potomac Realty Trust	25,929	372,600
Franklin Street Properties Corp. (L)	47,705	563,396
Getty Realty Corp.	15,008	336,329
Gladstone Commercial Corp.	9,854	161,014
Glimcher Realty Trust	48,167	288,039
Government Properties Income Trust	14,798	377,645
Hatteras Financial Corp. (L)	24,480	681,034
Healthcare Realty Trust, Inc.	42,557	934,977
Hersha Hospitality Trust	76,481	345,694
Highwoods Properties, Inc. (L)	48,864	1,356,465
Home Properties, Inc.	26,906	1,212,653
Inland Real Estate Corp.	52,454	415,436
Invesco Mortgage Capital, Inc.	17,752	355,218
Investors Real Estate Trust (L)	55,644	491,337
iStar Financial, Inc. (I)(L)	64,676	288,455
Kilroy Realty Corp. (L)	37,105	1,103,132
Kite Realty Group Trust	39,852	166,581
LaSalle Hotel Properties	47,997	987,298
Lexington Realty Trust (L)	67,651	406,583
LTC Properties, Inc.	16,606	403,028
Medical Properties Trust, Inc.	76,696	724,010
MFA Financial, Inc.	189,597	1,403,018
Mid-America Apartment Communities, Inc.	20,561	1,058,275
Monmouth Real Estate Investment Corp.	24,763	182,999
Mpg Office Trust, Inc. (I)	35,283	103,379
National Health Investments, Inc.	16,878	650,816
National Retail Properties, Inc. (L)	56,438	1,210,031
Newcastle Investment Corp. (I)	45,281	121,353
NorthStar Realty Finance Corp. (L)	54,856	146,466
OMEGA Healthcare Investors, Inc.	63,608	1,267,707
One Liberty Properties, Inc.	6,928	103,296
Parkway Properties, Inc.	15,608	227,409
Pebblebrook Hotel Trust (I)	13,341	251,478
Pennsylvania Real Estate Investment Trust (L)	38,283	467,818
Pennymac Mortgage Investment Trust (I)	13,079	207,956
Post Properties, Inc. (L)	33,236	755,454

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Potlatch Corp. (L)	27,335	$976,680
PS Business Parks, Inc.	12,729	710,024
RAIT Financial Trust (I)(L)	56,745	106,113
Ramco-Gershenson Properties Trust	26,806	270,741
Redwood Trust, Inc.	53,907	789,198
Resource Capital Corp.	31,405	178,380
Retail Opportunity Investments Corp.	29,998	289,481
Saul Centers, Inc.	4,798	194,943
Sovran Self Storage, Inc. (L)	19,094	657,406
Starwood Property Trust, Inc.	32,888	557,452
Strategic Hotels & Resorts, Inc. (I)	97,473	427,906
Sun Communities, Inc. (L)	13,533	351,317
Sunstone Hotel Investors, Inc. (I)(L)	68,012	675,359
Tanger Factory Outlet Centers, Inc. (L)	27,675	1,145,192
Terreno Realty Corp. (I)	7,967	141,096
Two Harbors Investment Corp.	20,653	170,387
U-Store-It Trust (L)	65,076	485,467
Universal Health Realty Income Trust	8,850	284,351
Urstadt Biddle Properties, Inc., Class A	15,408	248,531
Walter Investment Management Corp.	18,220	297,897
Washington Real Estate Investment Trust (L)	41,866	1,155,083
Winthrop Realty Trust	13,938	178,546

		46,726,766
Real Estate Management & Development - 0.16%
Avatar Holdings, Inc. (I)	7,151	137,156
Consolidated-Tomoka Land Company (L)	4,459	127,082
Forestar Group, Inc. (I)	25,417	456,489
Tejon Ranch Company (I)	9,694	223,738
Thomas Properties Group, Inc.	29,000	95,990

		1,040,455
Thrifts & Mortgage Finance - 1.48%
Abington Bancorp, Inc.	19,488	169,935
Astoria Financial Corp. (L)	59,823	823,164
B of I Holding, Inc. (I)	6,570	92,768
Bank Mutual Corp.	35,983	204,383
BankFinancial Corp. (L)	18,934	157,342
Beneficial Mutual Bancorp, Inc. (I)	26,076	257,631
Berkshire Hill Bancorp, Inc.	10,598	206,449
Brookline Bancorp, Inc.	43,902	389,850
Dime Community Bancshares	21,109	260,274
ESSA Bancorp, Inc.	14,924	183,714
Federal Agricultural Mortgage Corp., Class C	7,237	101,535
First Financial Holdings, Inc.	13,153	150,602
Flagstar Bancorp Incflagstar Bancorp Inc (I)	33,413	104,917
Flushing Financial Corp.	23,894	292,224
Home Federal Bancorp, Inc.	15,295	193,176
MGIC Investment Corp. (I)(L)	138,870	956,814
NewAlliance Bancshares, Inc.	73,539	824,372
Northwest Bancshares, Inc.	77,685	891,047
OceanFirst Financial Corp.	13,347	161,098
Ocwen Financial Corp. (I)	51,693	526,752
Provident Financial Services, Inc. (L)	42,566	497,597
Provident New York Bancorp	28,644	253,499
Radian Group, Inc.	92,033	666,319
Territorial Bancorp, Inc.	10,619	201,230
The PMI Group, Inc. (I)	98,512	284,700
TrustCo Bank Corp. (L)	56,052	313,891
United Financial Bancorp, Inc.	16,261	221,963
Westfield Financial, Inc.	28,169	234,648
WSFS Financial Corp.	4,073	146,343

		9,768,237

		138,734,209
Health Care - 13.59%
Biotechnology - 3.24%
Acorda Therapeutics, Inc. (I)	26,941	$838,135
Affymax, Inc. (I)(L)	15,229	91,069
Alkermes, Inc. (I)	65,915	820,642
Allos Therapeutics, Inc. (I)(L)	55,560	340,583
Alnylam Pharmaceuticals, Inc. (I)(L)	26,002	390,550
AMAG Pharmaceuticals, Inc. (I)(L)	14,564	500,273
Arena Pharmaceuticals, Inc. (I)(L)	72,701	223,192
Ariad Pharmaceuticals, Inc. (I)(L)	78,622	221,714
Arqule, Inc. (I)(L)	30,196	129,843
Array BioPharma, Inc. (I)	39,573	120,698
AVI BioPharma, Inc. (I)(L)	84,753	136,452
BioCryst Pharmaceuticals, Inc. (I)(L)	20,926	123,673
Biosante Pharmaceuticals, Inc. (I)	53,206	93,643
BioTime, Inc. (I)	15,936	98,166
Celera Corp. (I)	57,887	379,160
Celldex Therapeutics, Inc. (I)(L)	23,548	107,379
Cepheid, Inc. (I)(L)	41,111	658,598
Chelsea Therapeutics International, Inc. (I)	26,071	76,388
Clinical Data, Inc. (I)(L)	7,662	95,315
Combinatorx, Inc. (I)	52,773	76,521
Cubist Pharmaceuticals, Inc. (I)	40,531	834,939
Curis, Inc. (I)(L)	59,761	83,068
Cytokinetics, Inc. (I)	39,315	93,177
Cytori Therapeutics, Inc. (I)(L)	30,876	107,448
Dyax Corp. (I)	72,076	163,613
Dynavax Technologies Corpdynavax Technologies Corp. (I)	55,940	104,048
Emergent Biosolutions, Inc. (I)	13,964	228,172
Enzon Pharmaceuticals, Inc. (I)(L)	35,013	372,888
Exact Sciences Corp. (I)	28,648	126,051
Exelixis, Inc. (I)(L)	77,455	268,769
Genomic Health, Inc. (I)(L)	10,719	138,597
Genta, Inc. (I)	8	0
Geron Corp. (I)(L)	69,742	350,105
Halozyme Therapeutics, Inc. (I)	50,432	355,041
Idenix Pharmaceuticals, Inc. (I)(L)	26,613	133,065
Immunogen, Inc. (I)(L)	47,256	438,063
Immunomedics, Inc. (I)(L)	48,376	149,482
Incyte Corp. (I)(L)	61,301	678,602
Inhibitex, Inc. (I)	38,598	98,425
Inovio Biomedical Corp. (I)	63,257	64,522
InterMune, Inc. (I)	31,781	297,152
Ironwood Pharmaceuticals, Inc. (I)	14,601	174,044
Isis Pharmaceuticals, Inc. (I)(L)	65,569	627,495
Keryx Biopharmaceuticals Inckeryx Biopharmaceuticals (I)	36,129	132,232
Lexicon Pharmaceuticals, Inc. (I)(L)	142,073	181,853
Ligand Pharmaceuticals, Inc., Class B (I)	91,170	133,108
Mannkind Corp. (I)(L)	43,596	278,578
Martek Biosciences Corp. (I)(L)	23,281	551,993
Maxygen, Inc. (I)	25,011	138,311
Medivation, Inc. (I)	24,146	213,451
Metabolix, Inc. (I)(L)	18,866	269,972
Micromet, Inc. (I)(L)	56,735	354,026
Momenta Pharmaceuticals, Inc. (I)	28,235	346,161
Nabi Biopharmaceuticals (I)	33,954	184,710
Nanosphere, Inc. (I)	13,821	60,260
Neuralstem, Inc. (I)	34,422	86,055
Neurocrine Biosciences, Inc. (I)	35,291	197,630
NeurogesX, Inc. (I)(L)	9,585	63,549
Novavax, Inc. (I)(L)	61,300	133,021
NPS Pharmaceuticals, Inc. (I)	42,217	271,877
Omeros Corpomeros Corp. (I)	15,752	116,880

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Onyx Pharmaceuticals, Inc. (I)	43,398	$936,963
Orexigen Therapeutics, Inc. (I)(L)	23,016	96,667
Osiris Therapeutics, Inc. (I)(L)	14,499	84,239
PDL BioPharma, Inc. (L)	84,009	472,131
Peregrine Pharmaceuticals, Inc. (I)	40,745	87,602
Pharmacyclics, Inc. (I)	27,150	180,819
Pharmasset, Inc. (I)	20,506	560,634
Progenics Pharmaceuticals, Inc. (I)(L)	22,146	121,360
Rigel Pharmaceuticals, Inc. (I)(L)	36,830	265,176
Sangamo Biosciences, Inc. (I)(L)	34,364	127,490
Savient Pharmaceuticals, Inc. (I)(L)	47,203	594,758
SciClone Pharmaceuticals, Inc. (I)(L)	29,300	77,938
Seattle Genetics, Inc. (I)(L)	58,296	698,969
SIGA Technologies, Inc. (I)(L)	22,883	176,199
Spectrum Pharmaceuticals, Inc. (I)(L)	37,288	146,169
StemCells, Inc. (I)(L)	104,615	98,338
Synta Pharmaceuticals Corp. (I)(L)	19,053	51,443
Targacept, Inc. (I)	16,684	322,502
Theravance, Inc. (I)(L)	43,688	549,158
Vanda Pharmaceuticals, Inc. (I)	20,583	136,054
Vical, Inc. (I)	43,817	135,833
Ziopharm Oncology, Inc. (I)	36,454	115,924
Zymogenetics, Inc. (I)(L)	39,180	165,340

		21,324,133
Health Care Equipment & Supplies - 3.86%
Abaxis, Inc. (I)(L)	15,430	330,665
ABIOMED, Inc. (I)(L)	22,646	219,213
Accuray, Inc. (I)	36,188	239,926
AGA Medical Holdings, Inc. (I)(L)	9,698	123,068
Align Technology, Inc. (I)(L)	40,906	608,272
Alphatec Holdings, Inc. (I)	36,020	167,133
American Medical Systems Holdings, Inc. (I)(L)	52,049	1,151,324
Analogic Corp. (L)	9,047	411,729
AngioDynamics, Inc. (I)(L)	17,719	261,355
Antares Pharma, Inc. (I)	59,598	104,892
ArthroCare Corp. (I)	18,778	575,546
Atrion Corp.	1,098	148,285
ATS Medical, Inc. (I)(L)	37,366	148,343
Cantel Medical Corp.	9,356	156,245
Cerus Corpcerus Corp. (I)	30,579	96,630
Conceptus, Inc. (I)(L)	21,712	338,273
CONMED Corp. (I)	20,427	380,555
CryoLife, Inc. (I)	22,344	120,434
Cutera, Inc. (I)	11,328	104,331
Cyberonics, Inc. (I)(L)	19,449	460,552
Cynosure, Inc. (I)	8,494	91,480
Delcath Systems, Inc. (I)(L)	25,838	163,813
DexCom, Inc. (I)	40,283	465,671
Dynavox, Inc., Class A (I)	7,555	120,956
Endologix, Inc. (I)	35,921	162,722
ev3, Inc. (I)	57,375	1,285,774
Exactech, Inc. (I)	6,692	114,299
Greatbatch, Inc. (I)	16,239	362,292
Haemonetics Corp. (I)	17,012	910,482
Hansen Medical, Inc. (I)(L)	35,245	75,072
HeartWare International, Inc. (I)(L)	6,545	458,608
ICU Medical, Inc. (I)	8,376	269,456
Immucor, Inc. (I)(L)	48,065	915,638
Insulet Corp. (I)(L)	26,588	400,149
Integra LifeSciences Holdings Corp. (I)(L)	14,515	537,055
Invacare Corp. (L)	20,021	415,236
IRIS International, Inc. (I)	12,837	130,167
Kensey Nash Corp. (I)	6,466	153,309
MAKO Surgical Corp. (I)(L)	18,232	$226,988
Masimo Corp. (L)	35,749	851,184
Medical Action Industries, Inc. (I)	11,342	135,991
MELA Sciences, Inc. (I)(L)	17,164	127,700
Meridian Bioscience, Inc. (L)	28,306	481,202
Merit Medical Systems, Inc. (I)	19,737	317,174
Micrus Endovascular Corp. (I)	11,628	241,746
Natus Medical, Inc. (I)	19,981	325,490
Neogen Corp. (I)	15,889	413,908
NuVasive, Inc. (I)(L)	27,022	958,200
NxStage Medical, Inc. (I)(L)	17,460	259,106
OraSure Technologies, Inc. (I)	34,089	157,832
Orthofix International NV (I)	12,293	393,991
Orthovita, Inc. (I)	49,926	101,350
Palomar Medical Technologies, Inc. (I)	13,720	153,527
Quidel Corp. (I)(L)	15,373	195,083
RTI Biologics, Inc. (I)	40,988	120,095
SenoRx, Inc. (I)	12,489	137,129
Sirona Dental Systems, Inc. (I)	23,098	804,734
Somanetics Corp. (I)	8,763	218,637
SonoSite, Inc. (I)(L)	10,299	279,206
Spectranetics Corp. (I)	25,823	133,763
STAAR Surgical Company (I)	26,369	150,831
Stereotaxis, Inc. (I)(L)	23,178	76,719
STERIS Corp.	40,642	1,263,153
SurModics, Inc. (I)(L)	12,707	208,522
Symmetry Medical, Inc. (I)	25,146	265,039
Syneron Medical, Ltd., ADR (I)	25,265	259,724
Synovis Life Technologies, Inc. (I)	9,201	140,591
TomoTherapy, Inc. (I)	38,670	122,971
Vascular Solutions, Inc. (I)	13,177	164,713
Volcano Corp. (I)(L)	34,765	758,572
West Pharmaceutical Services, Inc. (L)	22,757	830,403
Wright Medical Group, Inc. (I)(L)	26,990	448,304
Young Innovations, Inc.	4,819	135,655
Zoll Medical Corp. (I)	14,843	402,245

		25,440,428
Health Care Providers & Services - 3.61%
Accretive Health, Inc. (I)	7,670	101,474
Air Methods Corp. (I)	7,801	232,080
Alliance HealthCare Services, Inc. (I)	21,873	88,367
Allied Healthcare International, Inc. (I)	37,599	87,230
Almost Family, Inc. (I)(L)	5,750	200,848
Amedisys, Inc. (I)(L)	19,583	861,065
America Service Group, Inc.	7,676	132,027
American Dental Partners, Inc. (I)	13,306	161,136
AMERIGROUP Corp. (I)(L)	35,334	1,147,648
AMN Healthcare Services, Inc. (I)	24,308	181,824
AmSurg Corp. (I)	21,456	382,346
Assisted Living Concepts, Inc. (I)	6,915	204,615
Bio Reference Labs, Inc. (I)	16,438	364,430
BioScrip, Inc. (I)	27,422	143,691
Capital Senior Living Corp. (I)	23,328	115,940
CardioNet, Inc. (I)	18,196	99,714
Catalyst Health Solutions, Inc. (I)	26,043	898,484
Centene Corp. (I)(L)	33,729	725,174
Chemed Corp.	15,591	851,892
Chindex International, Inc. (I)	10,757	134,785
Clarient, Inc. (I)	40,973	126,197
Continucare Corp. (I)	22,837	76,504
Corvel Corp. (I)	5,209	176,012
Cross Country Healthcare, Inc. (I)	23,001	206,779
Emeritus Corp. (I)(L)	13,943	227,410
Genoptix, Inc. (I)(L)	12,211	210,029

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Gentiva Health Services, Inc. (I)	19,475	$526,020
Hanger Orthopedic Group, Inc. (I)	18,005	323,370
Health Grades, Inc. (I)	19,967	119,802
Healthsouth Corp. (I)(L)	64,297	1,202,997
Healthspring, Inc. (I)	39,654	615,034
Healthways, Inc. (I)	23,692	282,409
HMS Holdings Corp. (I)	18,810	1,019,878
inVentiv Health, Inc. (I)	25,147	643,763
IPC The Hospitalist Company, Inc. (I)	11,268	282,827
Kindred Healthcare, Inc. (I)	27,084	347,759
Landauer, Inc.	6,711	408,566
LCA-Vision, Inc. (I)	14,560	80,662
LHC Group, Inc. (I)(L)	10,819	300,227
Magellan Health Services, Inc. (I)	22,611	821,232
MedCath Corp. (I)	15,203	119,496
Metropolitan Health Networks, Inc. (I)	30,532	113,884
Molina Healthcare, Inc. (I)(L)	8,949	257,731
MWI Veterinary Supply, Inc. (I)	8,614	432,940
National Healthcare Corp.	6,557	225,954
Odyssey HealthCare, Inc. (I)	23,190	619,637
Owens & Minor, Inc.	43,025	1,221,050
PharMerica Corp. (I)	21,364	313,196
PSS World Medical, Inc. (I)(L)	39,243	829,989
Psychiatric Solutions, Inc. (I)(L)	39,256	1,284,456
RehabCare Group, Inc. (I)	17,073	371,850
Res-Care, Inc. (I)	17,827	172,209
Rural/metro Corp. (I)	15,526	126,382
Select Medical Holdings Corp. (I)	34,126	231,374
Skilled Healthcare Group, Inc. (I)	15,674	106,426
Sun Healthcare Group, Inc. (I)	31,505	254,560
Sunrise Senior Living, Inc. (I)	39,166	108,881
Team Health Holdings, Inc. (I)	10,914	141,009
The Ensign Group, Inc.	10,194	168,405
The Providence Service Corp. (I)	9,578	134,092
Triple-S Management Corp., Class B (I)	14,381	266,768
Universal American Financial Corp. (I)	22,134	318,730
US Physical Therapy, Inc. (I)	8,346	140,880
WellCare Health Plans, Inc. (I)	29,082	690,407

		23,762,553
Health Care Technology - 0.66%
athenahealth, Inc. (I)(L)	22,955	599,814
Computer Programs & Systems, Inc. (L)	6,940	283,985
Eclipsys Corp. (I)	39,731	708,801
MedAssets, Inc. (I)(L)	29,848	688,892
Medidata Solutions, Inc. (I)	13,752	213,018
Merge Healthcare, Inc. (I)	39,515	115,779
Omnicell, Inc. (I)	23,136	270,460
Phase Forward, Inc. (I)	28,154	469,609
Quality Systems, Inc. (L)	12,884	747,143
Transcend Services, Inc. (I)	7,627	102,965
Vital Images, Inc. (I)	11,437	145,822

		4,346,288
Life Sciences Tools & Services - 0.66%
Accelrys, Inc. (I)	23,767	153,297
Affymetrix, Inc. (I)	49,521	292,174
Albany Molecular Research, Inc. (I)	19,292	99,740
Bruker Corp. (I)	50,054	608,657
Cambrex Corp. (I)	26,684	84,055
Dionex Corp. (I)	12,176	906,625
Enzo Biochem, Inc. (I)	26,872	109,369
eResearch Technology, Inc. (I)	34,933	275,272
Furiex Pharmaceuticals, Inc. (I)	7,210	73,254
Kendle International, Inc. (I)	11,133	128,252
Luminex Corp. (I)(L)	26,597	$431,403
Parexel International Corp. (I)	40,466	877,303
Pure Biosciencepure Bioscience (I)	28,049	67,037
Sequenom, Inc. (I)(L)	43,586	257,593

		4,364,031
Pharmaceuticals - 1.56%
Akorn, Inc. (I)(L)	40,832	121,271
Alexza Pharmaceuticals, Inc. (I)	32,481	88,348
Ardea Biosciences, Inc. (I)(L)	9,476	194,827
Auxilium Pharmaceuticals, Inc. (I)(L)	28,968	680,748
AVANIR Pharmaceuticals, Class A (I)(L)	52,585	135,143
BioMimetic Therapeutics, Inc. (I)(L)	11,394	126,701
BMP Sunstone Corp. (I)	21,577	111,122
Cadence Pharmaceuticals, Inc. (I)(L)	18,563	130,127
Cumberland Pharmaceuticals, Inc. (I)	10,434	66,986
DepoMed, Inc. (I)	40,264	112,739
Durect Corp. (I)	65,008	157,969
Endo Pharmaceuticals, Inc.	38,347	21,551
Eurand NV (I)	13,229	128,189
Hi-Tech Pharmacal Company, Inc. (I)(L)	7,165	164,150
Impax Laboratories, Inc. (I)	43,376	826,747
Inspire Pharmaceuticals, Inc. (I)	42,367	211,411
Jazz Pharmaceuticals, Inc. (I)	11,044	86,475
MAP Pharmaceuticals, Inc. (I)	9,855	129,298
Medicis Pharmaceutical Corp., Class A (L)	41,382	905,438
Nektar Therapeutics (I)(L)	65,317	790,336
Obagi Medical Products, Inc. (I)	12,813	151,450
Optimer Pharmaceuticals, Inc. (I)(L)	24,304	225,298
Pain Therapeutics, Inc. (I)	27,752	154,301
Par Pharmaceutical Companies, Inc. (I)	24,222	628,803
POZEN, Inc. (I)(L)	19,279	135,146
Questcor Pharmaceuticals, Inc. (I)	38,566	393,759
Salix Pharmaceuticals, Ltd. (I)(L)	39,434	1,539,109
Santarus, Inc. (I)	41,568	103,089
Somaxon Pharmaceuticals, Inc. (I)	20,567	74,041
SuperGen, Inc. (I)	47,053	95,047
The Medicines Company (I)	37,812	287,749
Viropharma, Inc. (I)(L)	53,946	604,735
Vivus, Inc. (I)(L)	56,126	538,810
XenoPort, Inc. (I)	19,755	193,797

		10,314,710

		89,552,143
Industrials - 15.18%
Aerospace & Defense - 1.86%
AAR Corp. (I)(L)	26,801	448,649
Aerovironment, Inc. (I)(L)	11,704	254,328
American Science & Engineering, Inc.	6,319	481,571
Applied Energetics, Inc. (I)	60,129	61,933
Applied Signal Technology, Inc.	10,582	207,936
Argon ST, Inc. (I)	9,345	320,440
Astronics Corp. (I)	7,555	123,600
Ceradyne, Inc. (I)	17,637	376,903
Cubic Corp.	10,796	392,758
Curtiss-Wright Corp.	31,102	903,202
DigitalGlobe, Inc. (I)	18,882	496,597
Ducommun, Inc.	8,082	138,202
DynCorp International, Inc. (I)	10,613	185,940
Esterline Technologies Corp. (I)(L)	20,405	968,217
GenCorp, Inc. (I)(L)	41,298	180,885
GeoEye, Inc. (I)	15,407	479,774
HEICO Corp. (L)	20,151	723,824
Herley Industries, Inc. (I)	10,795	153,937
Hexcel Corp. (I)(L)	66,781	1,035,773

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc. (I)	12,238	$128,499
Ladish Company, Inc. (I)	10,993	249,761
LMI Aerospace, Inc. (I)(L)	6,701	105,675
Moog, Inc., Class A (I)	30,751	991,105
Orbital Sciences Corp., Class A (I)	39,465	622,363
Stanley, Inc. (I)	8,369	312,833
Taser International, Inc. (I)(L)	44,021	171,682
Teledyne Technologies, Inc. (I)	24,753	954,971
Triumph Group, Inc.	11,392	759,049

		12,230,407
Air Freight & Logistics - 0.42%
Air Transport Services Group, Inc. (I)	38,312	182,365
Atlas Air Worldwide Holdings, Inc. (I)	17,860	848,350
Dynamex, Inc. (I)	9,981	121,768
Forward Air Corp.	20,564	560,369
HUB Group, Inc., Class A (I)	25,951	778,790
Pacer International, Inc. (I)(L)	25,000	174,750
Park-Ohio Holdings Corp. (I)	6,239	89,779

		2,756,171
Airlines - 0.72%
AirTran Holdings, Inc. (I)(L)	92,535	448,795
Alaska Air Group, Inc. (I)	24,524	1,102,354
Allegiant Travel Company	10,284	439,024
Hawaiian Holdings, Inc. (I)(L)	37,263	192,650
JetBlue Airways Corp. (I)(L)	167,402	919,037
Pinnacle Airlines Corp. (I)	16,646	90,554
Republic Airways Holdings, Inc. (I)(L)	25,334	154,791
Skywest, Inc.	38,493	470,384
US Airways Group, Inc. (I)(L)	111,511	960,110

		4,777,699
Building Products - 0.67%
A.O. Smith Corp. (L)	16,706	805,062
AAON, Inc. (L)	9,119	212,564
American Woodmark Corp. (L)	7,197	123,069
Ameron International Corp.	6,474	390,576
Apogee Enterprises, Inc. (L)	20,282	219,654
Builders FirstSource, Inc. (I)	35,651	85,562
Gibraltar Industries, Inc. (I)(L)	21,330	215,433
Griffon Corp. (I)	31,206	345,138
Insteel Industries, Inc.	13,614	158,195
NCI Building Systems, Inc. (I)(L)	13,411	112,250
Quanex Building Products Corp.	26,484	457,908
Simpson Manufacturing Company, Inc. (L)	27,041	663,857
Trex Company, Inc. (I)(L)	11,086	222,718
Universal Forest Products, Inc.	13,377	405,457

		4,417,443
Commercial Services & Supplies - 2.51%
ABM Industries, Inc. (L)	36,080	755,876
ACCO Brands Corp. (I)	38,666	192,943
American Reprographics Company (I)	26,276	229,389
APAC Customer Services, Inc. (I)	23,730	135,261
ATC Technology Corp. (I)	14,164	228,324
Bowne & Company, Inc.	27,573	309,369
Casella Waste Systems, Inc., Class A (I)	22,203	84,815
Cenveo, Inc. (I)(L)	39,550	216,734
Clean Harbors, Inc. (I)	15,577	1,034,469
Consolidated Graphics, Inc. (I)	6,524	282,098
Cornell Companies, Inc. (I)	8,121	218,211
Courier Corp.	9,621	117,472
Deluxe Corp.	35,446	664,613
EnergySolutions, Inc.	60,325	307,054
EnerNOC, Inc. (I)(L)	13,788	433,495
Ennis, Inc.	18,523	$278,030
Fuel Tech, Inc. (I)	14,069	88,916
G & K Services, Inc., Class A	13,417	277,061
Healthcare Services Group, Inc.	30,913	585,801
Herman Miller, Inc.	39,085	737,534
HNI Corp. (L)	30,856	851,317
Innerworkings, Inc. (I)	18,019	123,070
Interface, Inc., Class A (L)	34,738	373,086
Kimball International, Inc., Class B	24,559	135,811
Knoll, Inc.	32,269	428,855
M&F Worldwide Corp. (I)	7,639	207,017
McGrath Rentcorp	17,068	388,809
Metalico, Inc. (I)(L)	28,036	111,583
Mine Safety Appliances Company	18,120	449,014
Mobile Mini, Inc. (I)(L)	25,516	415,400
Multi-Color Corp.	10,183	104,274
North American Galvanizing & Coatings, Inc. (I)(L)	11,495	88,167
Rollins, Inc.	29,599	612,403
Schawk, Inc., Class A	8,188	122,411
Standard Parking Corp. (I)	12,686	200,819
Steelcase, Inc., Class A (L)	52,390	406,023
SYKES Enterprises, Inc. (I)	28,687	408,216
Team, Inc. (I)	14,454	188,625
Tetra Tech, Inc. (I)	42,081	825,208
The Brinks Company	32,977	627,552
The Geo Group, Inc. (I)(L)	34,026	706,040
United Stationers, Inc. (I)	16,602	904,311
US Ecology, Inc.	13,763	200,527
Viad Corp.	14,822	261,608
Waste Services, Inc. (I)	18,929	220,712

		16,538,323
Construction & Engineering - 0.80%
Argan, Inc. (I)	6,625	69,099
Comfort Systems USA, Inc.	27,267	263,399
Dycom Industries, Inc. (I)	27,412	234,373
EMCOR Group, Inc. (I)	45,821	1,061,673
Furmanite Corp. (I)	28,917	114,800
Granite Construction, Inc. (L)	23,991	565,708
Great Lakes Dredge & Dock Corp.	42,380	254,280
Insituform Technologies, Inc., Class A (I)(L)	27,443	562,033
Layne Christensen Company (I)	13,844	335,994
MasTec, Inc. (I)	37,077	348,524
Michael Baker Corp. (I)	5,915	206,434
MYR Group, Inc. (I)	14,879	248,331
Northwest Pipe Company (I)	7,102	134,938
Orion Marine Group, Inc. (I)	18,926	268,749
Pike Electric Corp. (I)	12,947	121,961
Sterling Construction Company, Inc. (I)	12,294	159,084
Tutor Perini Corp. (I)(L)	18,647	307,303

		5,256,683
Electrical Equipment - 1.83%
A123 Systems, Inc. (I)	50,401	475,281
Acuity Brands, Inc. (L)	30,120	1,095,766
Advanced Battery Technologies, Inc. (I)(L)	44,336	145,422
American Superconductor Corp. (I)(L)	31,065	829,125
AZZ, Inc.	8,903	327,363
Baldor Electric Company (L)	32,425	1,169,894
Belden, Inc. (L)	32,484	714,648
Brady Corp., Class A (L)	33,630	838,060
Broadwind Energy, Inc. (I)(L)	66,619	186,533
Capstone Turbine Corp. (I)	175,287	171,781
Encore Wire Corp. (L)	13,757	250,240

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Ener1, Inc. (I)(L)	43,466	$146,915
Energy Conversion Devices, Inc. (I)(L)	32,829	134,599
EnerSys, Inc. (I)	33,376	713,245
Evergreen Solar, Inc. (I)(L)	139,619	95,220
Franklin Electric Company, Inc.	16,471	474,694
Fuelcell Energy, Inc. (I)(L)	58,095	68,552
Generac Holdings, Inc. (I)	13,427	188,112
GrafTech International, Ltd. (I)	83,169	1,215,931
II-VI, Inc. (I)	17,416	516,036
LaBarge, Inc. (I)	10,642	121,425
Polypore International, Inc. (I)	15,192	345,466
Powell Industries, Inc. (I)	6,811	186,213
PowerSecure International, Inc. (I)(L)	14,111	128,269
Satcon Technology Corp. (I)(L)	54,900	157,014
UQM Technologies, Inc. (I)	28,210	95,632
Vicor Corp. (L)	13,839	172,849
Woodward Governor Company	42,258	1,078,847

		12,043,132
Industrial Conglomerates - 0.26%
Otter Tail Corp. (L)	25,355	490,112
Raven Industries, Inc. (L)	11,292	380,653
Seaboard Corp.	230	347,300
Standex International Corp.	9,002	228,201
Tredegar Industries, Inc.	17,456	284,882

		1,731,148
Machinery - 2.87%
3D Systems Corp. (I)(L)	13,279	166,651
Actuant Corp., Class A (L)	46,779	880,849
Alamo Group, Inc.	4,828	104,768
Albany International Corp., Class A	19,282	312,176
Altra Holdings, Inc. (I)	19,454	253,291
American Railcar Industries, Inc. (I)	7,090	85,647
Ampco-Pittsburgh Corp.	6,517	135,749
ArvinMeritor, Inc. (I)(L)	65,110	852,941
Astec Industries, Inc. (I)(L)	13,476	373,689
Badger Meter, Inc. (L)	10,558	408,489
Barnes Group, Inc.	33,664	551,753
Blount International, Inc. (I)	34,052	349,714
Briggs & Stratton Corp. (L)	34,350	584,637
Cascade Corp.	6,328	225,340
Chart Industries, Inc. (I)	20,133	313,672
CIRCOR International, Inc.	12,010	307,216
CLARCOR, Inc.	34,598	1,228,921
Colfax Corp. (I)	17,134	178,365
Columbus McKinnon Corp. (I)	13,796	192,730
Commercial Vehicle Group, Inc. (I)	17,412	177,777
Douglas Dynamics, Inc. (I)	8,319	95,669
Dynamic Materials Corp.	9,862	158,186
Energy Recovery, Inc. (I)(L)	30,192	120,768
EnPro Industries, Inc. (I)	14,284	402,095
ESCO Technologies, Inc.	18,294	471,071
Federal Signal Corp.	43,185	260,837
Flow International Corp. (I)	38,894	91,790
Force Protection, Inc. (I)	49,237	201,872
FreightCar America, Inc.	8,785	198,717
Graham Corp.	7,964	119,380
Greenbrier Companies, Inc. (I)(L)	13,435	150,472
John Bean Technologies Corp.	19,634	299,419
Kadant, Inc. (I)	9,283	161,710
Kaydon Corp.	22,979	755,090
L.B. Foster Company (I)	7,796	202,072
Lindsay Corp.	8,742	277,034
Lydall, Inc. (I)	13,532	103,384
Met-Pro Corp.	14,419	$155,148
Middleby Corp. (I)(L)	11,529	613,228
Miller Industries, Inc.	8,364	112,663
Mueller Industries, Inc.	26,088	641,765
Mueller Water Products, Inc.	106,942	396,755
NACCO Industries, Inc., Class A	3,998	354,862
Nordson Corp. (L)	23,625	1,324,890
PMFG, Inc. (I)	10,895	165,059
RBC Bearings, Inc. (I)	15,195	440,503
Robbins & Myers, Inc.	18,772	408,103
Sauer-Danfoss, Inc. (I)	8,330	101,793
Sun Hydraulics, Inc. (L)	9,032	211,891
Tecumseh Products Company, Class A (I)	14,208	157,993
Tennant Company	12,989	439,288
The Gorman-Rupp Company (L)	8,791	220,215
Thermadyne Holdings Corpthermadyne Holdings Corp. (I)	7,497	81,043
Titan International, Inc. (L)	24,526	244,524
TriMas Corp. (I)	11,102	125,564
Wabash National Corp. (I)	40,776	289,917
Watts Water Technologies, Inc., Class A	20,139	577,184
Xerium Technologies, Inc. (I)	5,124	72,351

		18,888,680
Marine - 0.18%
American Commercial Lines, Inc. (I)(L)	6,670	150,142
Baltic Trading, Ltd. (I)	13,137	149,368
Eagle Bulk Shipping, Inc. (I)(L)	44,133	186,241
Excel Maritime Carriers, Ltd. (I)	27,848	142,582
Genco Shipping & Trading, Ltd. (I)(L)	17,850	267,572
Horizon Lines, Inc. (L)	24,396	103,195
International Shipholding Corp.	4,968	109,942
Ultrapetrol Bahamas, Ltd. (I)	20,442	88,923

		1,197,965
Professional Services - 1.18%
Acacia Research - Acacia Technologies (I)	23,677	336,924
Administaff, Inc.	15,183	366,821
CBIZ, Inc. (I)	32,706	208,010
CDI Corp.	9,513	147,737
CoStar Group, Inc. (I)(L)	14,447	560,544
CRA International, Inc. (I)	8,655	162,974
Diamond Management & Technology Consultants, Inc.	17,507	180,497
Exponent, Inc. (I)	10,149	332,075
Heidrick & Struggles International, Inc.	12,416	283,333
Hill International, Inc. (I)	20,200	82,012
Hudson Highland Group, Inc. (I)	25,189	110,832
Huron Consulting Group, Inc. (I)	15,376	298,448
ICF International, Inc. (I)	12,207	292,114
Kelly Services, Inc., Class A (I)	18,684	277,831
Kforce, Inc. (I)	21,744	277,236
Korn/Ferry International (I)(L)	32,099	446,176
Mistras Group, Inc. (I)	11,049	118,445
Navigant Consulting Company (I)	35,469	368,168
On Assignment, Inc. (I)	28,066	141,172
Resources Connection, Inc. (I)	32,125	436,900
School Specialty, Inc. (I)	13,962	252,293
SFN Group, Inc. (I)	36,657	200,147
The Advisory Board Company (I)	10,838	465,600
The Corporate Executive Board Company	23,692	622,389
The Dolan Company (I)(L)	21,733	241,671
TrueBlue, Inc. (I)	30,649	342,962
Volt Information Sciences, Inc. (I)	11,503	96,625

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
VSE Corp.	3,366	$107,106

		7,757,042
Road & Rail - 1.03%
AMERCO, Inc. (I)(L)	5,994	329,970
Arkansas Best Corp. (L)	17,668	366,611
Avis Budget Group, Inc. (I)(L)	71,197	699,155
Celadon Group, Inc. (I)	14,733	208,325
Dollar Thrifty Automotive Group, Inc. (I)	19,851	845,851
Genesee & Wyoming, Inc., Class A (I)	26,475	987,782
Heartland Express, Inc. (L)	34,748	504,541
Knight Transportation, Inc. (L)	40,605	821,845
Marten Transport, Ltd. (I)	11,512	239,219
Old Dominion Freight Lines, Inc. (I)	19,292	677,921
RailAmerica, Inc. (I)	16,046	159,176
Saia, Inc. (I)	12,204	183,060
USA Truck, Inc. (I)	7,167	115,532
Werner Enterprises, Inc. (L)	29,523	646,258

		6,785,246
Trading Companies & Distributors - 0.85%
Aceto Corp.	22,001	126,066
Aircastle, Ltd.	35,122	275,708
Applied Industrial Technologies, Inc. (L)	29,173	738,660
Beacon Roofing Supply, Inc. (I)	31,943	575,613
CAI International, Inc. (I)	7,819	93,046
DXP Enterprises, Inc. (I)	6,457	101,052
H&E Equipment Services, Inc. (I)	20,292	151,987
Houston Wire & Cable Company (L)	13,962	151,488
Interline Brands, Inc. (I)	23,328	403,341
Kaman Corp., Class A	18,201	402,606
RSC Holdings, Inc. (I)(L)	35,046	216,234
Rush Enterprises, Inc., Class A (I)	23,222	310,246
TAL International Group, Inc.	11,684	262,539
Textainer Group Holdings, Ltd.	6,554	158,214
Titan Machinery, Inc. (I)(L)	10,047	131,917
United Rentals, Inc. (I)(L)	42,199	393,295
Watsco, Inc. (L)	19,089	1,105,635

		5,597,647

		99,977,586
Information Technology - 17.63%
Communications Equipment - 2.72%
Acme Packet, Inc. (I)	30,265	813,523
ADC Telecommunications, Inc. (I)(L)	67,012	496,559
ADTRAN, Inc. (L)	42,545	1,160,202
Anaren, Inc. (I)	11,699	174,783
Arris Group, Inc. (I)	87,222	888,792
Aruba Networks, Inc. (I)(L)	50,695	721,897
Aviat Networks, Inc. (I)	43,274	157,085
Bel Fuse, Inc., Class B	7,880	130,099
BigBand Networks, Inc. (I)	37,879	114,395
Black Box Corp.	12,371	345,027
Blue Coat Systems, Inc. (I)(L)	28,746	587,281
Comtech Telecommunications Corp. (I)(L)	19,789	592,285
DG Fastchannel, Inc. (I)(L)	17,362	565,654
Digi International, Inc. (I)	19,237	159,090
EMS Technologies, Inc. (I)	11,559	173,616
Emulex Corp. (I)	55,423	508,783
Extreme Networks, Inc. (I)	65,083	175,724
Finisar Corp. (I)	52,114	776,499
Globecomm Systems, Inc. (I)	18,239	150,472
Harmonic, Inc. (I)	67,738	368,495
Hughes Communications, Inc. (I)	6,713	163,327
Infinera Corp. (I)	61,301	394,165
InterDigital, Inc. (I)(L)	30,367	$749,761
Ixia (I)	22,896	196,677
KVH Industries, Inc. (I)	11,617	144,283
Loral Space & Communications, Inc. (I)	7,496	320,229
NETGEAR, Inc. (I)	24,346	434,333
Network Engines, Inc. (I)	28,793	78,029
Network Equipment Technologies, Inc. (I)(L)	24,993	87,226
Oclaro, Inc. (I)	34,160	378,834
Oplink Communications, Inc. (I)	15,252	218,561
Palm, Inc. (I)(L)	118,627	674,988
PC-Tel, Inc. (I)	18,697	94,233
Plantronics, Inc. (L)	33,170	948,662
Powerwave Technologies, Inc. (I)(L)	96,899	149,224
Riverbed Technology, Inc. (I)	43,531	1,202,326
Seachange International, Inc. (I)	20,789	171,093
ShoreTel, Inc. (I)	33,784	156,758
Sonus Networks, Inc. (I)(L)	143,888	389,936
Sycamore Networks, Inc.	14,113	234,558
Symmetricom, Inc. (I)	32,796	166,932
Tekelec, Inc. (I)	47,050	622,942
UTStarcom, Inc. (I)(L)	83,910	154,394
Viasat, Inc. (I)(L)	22,899	745,591

		17,937,323
Computers & Peripherals - 0.88%
3PAR, Inc. (I)(L)	27,162	252,878
Adaptec, Inc. (I)	59,162	170,978
Avid Technology, Inc. (I)(L)	20,551	261,614
Compellent Technologies, Inc. (I)	16,303	197,592
Cray, Inc. (I)	26,286	146,676
Electronics for Imaging, Inc. (I)	32,058	312,566
Hutchinson Technology, Inc. (I)	18,450	79,889
Hypercom Corp. (I)	34,022	157,862
Imation Corp. (I)(L)	20,784	191,005
Immersion Corp. (I)	22,811	115,424
Intermec, Inc. (I)	33,789	346,337
Intevac, Inc. (I)	16,040	171,147
Isilon Systems, Inc. (I)	18,626	239,158
Netezza Corp. (I)(L)	35,377	483,957
Novatel Wireless, Inc. (I)(L)	23,424	134,454
Presstek, Inc. (I)	21,697	76,590
Quantum Corp. (I)(L)	149,243	280,577
Rimage Corp. (I)	8,200	129,806
Silicon Graphics International Corp. (I)(L)	22,005	155,795
STEC, Inc. (I)(L)	28,156	353,639
Stratasys, Inc. (I)(L)	14,361	352,706
Super Micro Computer, Inc. (I)(L)	17,097	230,810
Synaptics, Inc. (I)(L)	23,202	638,055
Xyratex, Ltd. (I)	21,040	297,716

		5,777,231
Electronic Equipment, Instruments & Components - 2.32%
Agilysys, Inc.	13,643	91,272
Anixter International, Inc. (I)(L)	19,190	817,494
Bell Microproducts, Inc. (I)	23,653	165,098
Benchmark Electronics, Inc. (I)	43,262	685,703
Brightpoint, Inc. (I)	49,127	343,889
Checkpoint Systems, Inc. (I)	27,327	474,397
Cogent, Inc. (I)	36,287	326,946
Cognex Corp.	27,658	486,228
Coherent, Inc. (I)	17,582	603,063
Comverge, Inc. (I)(L)	18,698	167,534
CTS Corp.	24,169	223,322
Daktronics, Inc. (L)	24,705	185,288
DDi Corp.	10,929	82,295

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
DTS, Inc. (I)	12,102	$397,793
Echelon Corp. (I)(L)	23,693	173,670
Electro Rent Corp.	12,711	162,574
Electro Scientific Industries, Inc. (I)	20,051	267,881
FARO Technologies, Inc. (I)	11,559	216,269
Gerber Scientific, Inc. (I)	19,370	103,630
Insight Enterprises, Inc. (I)	32,403	426,423
IPG Photonics Corp. (I)	18,244	277,856
Keithley Instruments, Inc.	9,122	80,547
L-1 Identity Solutions, Inc. (I)(L)	53,405	437,387
Littelfuse, Inc. (I)	15,298	483,570
Maxwell Technologies, Inc. (I)(L)	18,971	216,269
Measurement Specialties, Inc. (I)	11,096	152,015
Mercury Computer Systems, Inc. (I)	17,188	201,615
Methode Electronics, Inc.	26,390	257,039
Microvision, Inc. (I)(L)	63,256	187,238
MTS Systems Corp.	11,624	337,096
Multi-Fineline Electronix, Inc. (I)	7,416	185,103
Newport Corp. (I)	26,095	236,421
OSI Systems, Inc. (I)	11,328	314,579
Park Electrochemical Corp.	14,278	348,526
Plexus Corp. (I)	27,927	746,768
Power-One, Inc. (I)(L)	40,218	271,472
RadiSys Corp. (I)	18,648	177,529
Richardson Electronics, Ltd.	11,855	106,695
Rofin-Sinar Technologies, Inc. (I)	22,234	462,912
Rogers Corp. (I)	11,031	306,331
Sanmina-SCI Corp. (I)	55,082	749,666
Scansource, Inc. (I)	18,685	465,817
Smart Modular Technologies (WWH), Inc. (I)	36,708	214,742
Spectrum Control, Inc. (I)	10,447	146,049
SYNNEX Corp. (I)(L)	15,403	394,625
Technitrol, Inc.	31,480	99,477
TTM Technologies, Inc. (I)	55,800	530,100
Universal Display Corp. (I)(L)	20,999	377,562
Zygo Corp. (I)	14,247	115,543

		15,281,318
Internet Software & Services - 1.92%
Ancestry.com, Inc. (I)	13,419	236,443
Archipelago Learning, Inc. (I)	9,018	103,076
Art Technology Group, Inc. (I)	110,271	377,127
comScore, Inc. (I)	16,142	265,859
Constant Contact, Inc. (I)(L)	19,948	425,491
DealerTrack Holdings, Inc. (I)	28,165	463,314
Digital River, Inc. (I)(L)	27,441	656,114
DivX, Inc. (I)	24,265	185,870
Earthlink, Inc.	75,520	601,139
GSI Commerce, Inc. (I)	43,215	1,244,592
InfoSpace, Inc. (I)	26,278	197,611
Internap Network Services Corp. (I)	38,176	159,194
Internet Brands, Inc., Class A (I)(L)	21,073	217,684
Internet Capital Group, Inc. (I)	26,503	201,423
J2 Global Communications, Inc. (I)(L)	31,611	690,384
Keynote Systems, Inc.	11,614	104,758
Kit Digital, Inc. (I)	14,663	129,328
Limelight Networks, Inc. (I)	30,757	135,023
Liquidity Services, Inc. (I)	10,512	136,236
LivePerson, Inc. (I)	32,110	220,275
Local.com Corp. (I)	13,384	91,547
LogMeIn, Inc. (I)	10,511	275,704
LoopNet, Inc. (I)	14,796	182,435
ModusLink Global Solutions, Inc. (I)	32,227	194,329
Move, Inc. (I)	112,225	230,061
NIC, Inc.	40,841	$261,791
OpenTable, Inc. (I)	11,139	461,934
Openwave Systems, Inc. (I)	65,278	132,514
Perficient, Inc. (I)	16,966	151,167
Quinstreet Incquinstreet Inc (I)(L)	7,293	83,942
Rackspace Hosting, Inc. (I)(L)	67,203	1,232,503
RealNetworks, Inc. (I)	60,171	198,564
Saba Software, Inc. (I)	24,289	125,088
SAVVIS, Inc. (I)	26,220	386,745
Support.com, Inc. (I)	35,995	149,739
Terremark Worldwide, Inc. (I)	41,356	322,990
The Knot, Inc. (I)	22,915	178,279
United Online, Inc.	61,992	357,074
ValueClick, Inc. (I)	56,652	605,610
Vocus, Inc. (I)	12,367	188,968
Zix Corp. (I)(L)	48,868	110,442

		12,672,367
IT Services - 1.95%
Acxiom Corp. (I)	47,286	694,631
CACI International, Inc., Class A (I)	20,647	877,085
Cass Information Systems, Inc. (L)	6,755	231,359
CIBER, Inc. (I)	45,775	126,797
Computer Task Group, Inc. (I)	12,793	82,643
CSG Systems International, Inc. (I)(L)	23,739	435,136
Cybersource Corp. (I)	48,964	1,250,051
Echo Global Logistics, Inc. (I)	8,598	104,982
Euronet Worldwide, Inc. (I)(L)	34,136	436,599
Exlservice Holdings, Inc. (I)	10,983	188,578
Forrester Research, Inc. (I)	10,355	313,342
Global Cash Access Holdings, Inc. (I)	36,259	261,427
Heartland Payment Systems, Inc.	26,489	393,097
iGate Corp.	16,654	213,504
infoGROUP, Inc. (I)	27,777	221,660
Integral Systems, Inc. (I)	15,848	100,635
Lionbridge Technologies, Inc. (I)	42,697	195,125
ManTech International Corp. (I)	15,305	651,534
MAXIMUS, Inc.	12,045	697,044
MoneyGram International, Inc. (I)(L)	62,608	153,390
NCI, Inc. (I)	5,039	113,781
Online Resources Corp. (I)	22,688	94,155
RightNow Technologies, Inc. (I)	15,487	242,991
Sapient Corp.	71,134	721,299
SRA International, Inc., Class A (I)	29,423	578,750
Syntel, Inc.	9,075	308,096
TeleTech Holdings, Inc. (I)	21,015	270,883
TNS, Inc. (I)	18,245	318,193
Unisys Corp. (I)	29,513	545,695
VeriFone Holdings, Inc. (I)(L)	59,066	1,118,119
Virtusa Corp. (I)	11,344	105,840
Wright Express Corp. (I)	26,674	792,218

		12,838,639
Semiconductors & Semiconductor Equipment - 3.66%
Actel Corp. (I)	15,725	201,595
Advanced Analogic Technologies, Inc. (I)	36,194	115,459
Advanced Energy Industries, Inc. (I)(L)	25,456	312,854
Amkor Technology, Inc. (I)(L)	72,634	400,213
Anadigics, Inc. (I)	46,860	204,310
Applied Micro Circuits Corp. (I)(L)	45,014	471,747
ATMI, Inc. (I)	22,305	326,545
Axcelis Technologies, Inc. (I)	77,619	120,309
AXT, Inc. (I)	25,197	113,638
Brooks Automation, Inc. (I)	45,429	351,166
Cabot Microelectronics Corp. (I)	16,373	566,342

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cavium Networks, Inc. (I)(L)	30,727	$804,740
Ceva, Inc. (I)	16,298	205,355
Cirrus Logic, Inc. (I)	45,297	716,146
Cohu, Inc.	17,230	209,000
Conexant Systems, Inc. (I)	58,675	131,432
Cymer, Inc. (I)	20,687	621,437
Diodes, Inc. (I)	23,578	374,183
DSP Group, Inc. (I)	18,578	118,713
Entegris, Inc. (I)(L)	90,851	360,678
Entropic Communications, Inc. (I)	39,458	250,164
Exar Corp. (I)	28,201	195,433
FEI Company (I)	26,593	524,148
FormFactor, Inc. (I)(L)	34,954	377,503
Fsi International, Inc. (I)	24,352	102,035
GSI Technology, Inc. (I)	16,215	92,750
GT Solar International, Inc. (I)(L)	43,342	242,715
Hittite Microwave Corp. (I)	18,853	843,483
Integrated Device Technology, Inc. (I)	112,144	555,113
Integrated Silicon Solution, Inc. (I)	18,522	139,656
IXYS Corp. (I)	18,065	159,695
Kopin Corp. (I)	49,145	166,602
Kulicke & Soffa Industries, Inc. (I)(L)	48,580	341,032
Lattice Semiconductor Corp. (I)	80,173	347,951
LTX-Credence Corp. (I)	102,541	290,191
Mattson Technology, Inc. (I)	37,414	141,799
Micrel, Inc.	35,335	359,710
Microsemi Corp. (I)	57,010	834,056
Microtune, Inc. (I)	48,194	102,653
Mindspeed Technologies, Inc. (I)	22,939	171,813
MIPS Technologies, Inc., Class A (I)	34,410	175,835
MKS Instruments, Inc. (I)	34,747	650,464
Monolithic Power Systems, Inc. (I)	22,530	402,386
Nanometrics, Inc. (I)	13,229	133,481
Netlogic Microsystems, Inc. (I)(L)	43,205	1,175,176
NVE Corp. (I)(L)	3,730	162,367
OmniVision Technologies, Inc. (I)	35,889	769,460
PDF Solutions, Inc. (I)	22,342	107,242
Pericom Semiconductor Corp. (I)	19,041	182,794
Photronics, Inc. (I)(L)	38,858	175,638
PLX Technology, Inc. (I)	29,876	125,180
Power Integrations, Inc.	17,049	548,893
RF Micro Devices, Inc. (I)(L)	184,978	723,264
Rubicon Technology, Inc. (I)(L)	9,974	297,125
Rudolph Technologies, Inc. (I)	22,713	171,483
Semtech Corp. (I)(L)	42,311	692,631
Sigma Designs, Inc. (I)(L)	22,198	222,202
Silicon Image, Inc. (I)	55,988	196,518
Spansion, Inc., Class A (I)	8,507	138,749
Standard Microsystems Corp. (I)	15,710	365,729
Supertex, Inc. (I)	7,202	177,601
Tessera Technologies, Inc. (I)	34,663	556,341
TriQuint Semiconductor, Inc. (I)(L)	106,890	653,098
Ultra Clean Holdings, Inc. (I)	16,503	140,606
Ultratech, Inc. (I)	17,335	282,040
Veeco Instruments, Inc. (I)(L)	27,989	959,463
Virage Logic Corp. (I)	16,949	201,524
Volterra Semiconductor Corp. (I)	17,117	394,718
Zoran Corp. (I)	36,003	343,469

		24,089,841
Software - 4.18%
ACI Worldwide, Inc. (I)	23,943	466,170
Actuate Corp. (I)	34,485	153,458
Advent Software, Inc. (I)(L)	11,000	516,560
ArcSight, Inc. (I)	17,214	385,421
Ariba, Inc. (I)	62,260	$991,802
Aspen Technology, Inc. (I)	43,689	475,773
Blackbaud, Inc. (L)	31,199	679,202
Blackboard, Inc. (I)(L)	23,792	888,155
Bottomline Technologies, Inc. (I)	19,524	254,398
Cdc Corp. Class A (I)	71,849	149,446
CommVault Systems, Inc. (I)	30,035	675,788
Concur Technologies, Inc. (I)(L)	27,792	1,186,163
Deltek, Inc. (I)	14,542	121,280
DemandTec, Inc. (I)(L)	15,772	106,461
Digimarc Corp. (I)	6,943	130,181
Double-Take Software, Inc. (I)	16,032	168,176
Ebix, Inc. (I)(L)	19,107	299,598
Epicor Software Corp. (I)	34,213	273,362
EPIQ Systems, Inc.	24,024	310,630
Fair Isaac Corp. (L)	31,471	685,753
Fortinet, Inc. (I)	27,498	452,067
Interactive Intelligence, Inc. (I)	9,808	161,145
Jack Henry & Associates, Inc. (L)	58,645	1,400,443
JDA Software Group, Inc. (I)	28,919	635,640
Kenexa Corp. (I)	16,315	195,780
Lawson Software, Inc. (I)	96,038	701,077
Magma Design Automation, Inc. (I)	40,380	114,679
Manhattan Associates, Inc. (I)	15,753	433,995
Mentor Graphics Corp. (I)	74,025	655,121
MicroStrategy, Inc., Class A (I)	6,234	468,111
Monotype Imaging Holdings, Inc. (I)	17,248	155,404
Netscout Systems, Inc. (I)(L)	21,997	312,797
NetSuite, Inc. (I)(L)	12,843	162,336
Opnet Technologies, Inc.	10,212	150,014
Parametric Technology Corp. (I)(L)	79,776	1,250,090
Pegasystems, Inc. (L)	11,237	360,820
Progress Software Corp. (I)	29,047	872,281
PROS Holdings, Inc. (I)	15,065	97,923
Quest Software, Inc. (I)	40,866	737,223
Radiant Systems, Inc. (I)	20,401	294,998
Renaissance Learning, Inc.	9,573	140,627
Rosetta Stone, Inc. (I)(L)	7,369	169,192
S1 Corp. (I)	38,243	229,840
Smith Micro Software, Inc. (I)	21,539	204,836
SolarWinds, Inc. (I)	24,079	386,227
Sonic Solutions (I)	18,281	152,646
SonicWALL, Inc. (I)	38,842	456,394
Sourcefire, Inc. (I)	19,137	363,603
SRS Labs, Inc. (I)	11,924	109,105
SuccessFactors, Inc. (I)(L)	43,684	908,190
Symyx Technologies, Inc. (I)	26,038	130,450
Synchronoss Technologies, Inc. (I)	14,176	268,919
Take-Two Interactive Software, Inc. (I)(L)	48,571	437,139
Taleo Corp. (I)	27,677	672,274
TeleCommunication Systems, Inc. (I)	32,669	135,250
THQ, Inc. (I)(L)	47,397	204,755
TIBCO Software, Inc. (I)	113,932	1,374,020
TiVo, Inc. (I)	79,791	588,858
Tyler Technologies, Inc. (I)(L)	21,946	340,602
Ultimate Software Group, Inc. (I)(L)	17,466	573,933
Unica Corp. (I)	13,655	130,815
VASCO Data Security International, Inc. (I)	20,371	125,689
VirnetX Holding Corp.	23,176	137,202
Wave Systems Corp. Class A (I)	57,340	185,782
Websense, Inc. (I)	29,957	566,187

		27,522,256

		116,118,975

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Materials - 4.72%
Chemicals - 2.13%
A. Schulman, Inc.	21,756	$412,494
American Vanguard Corp. (L)	15,631	123,954
Arch Chemicals, Inc.	15,684	482,126
Balchem Corp. (L)	19,618	490,450
Calgon Carbon Corp. (I)(L)	38,719	512,640
Ferro Corp. (I)	59,557	438,935
Georgia Gulf Corp. (I)	23,374	311,809
H.B. Fuller Company	33,655	639,108
Hawkins, Inc. (L)	6,803	163,816
Innophos Holdings, Inc.	14,893	388,409
Koppers Holdings, Inc.	14,385	323,375
Kraton Performance Polymers Inc. (I)	7,754	145,698
Landec Corp. (I)	22,609	133,167
LSB Industries, Inc. (I)	12,346	164,325
Minerals Technologies, Inc.	12,898	613,171
NewMarket Corp.	7,079	618,138
Olin Corp. (L)	53,824	973,676
OM Group, Inc. (I)	21,236	506,691
Omnova Solutions, Inc. (I)	31,704	247,608
PolyOne Corp. (I)	64,343	541,768
Quaker Chemical Corp.	7,906	214,174
Rockwood Holdings, Inc. (I)	36,057	818,133
Sensient Technologies Corp.	34,593	896,996
Solutia, Inc. (I)	83,942	1,099,640
Spartech Corp. (I)	21,859	224,055
Stepan Company	5,398	369,385
STR Holdings, Inc. (I)	19,626	368,969
TPC Group, Inc. (I)	5,932	98,471
W.R. Grace & Company (I)	50,288	1,058,060
Westlake Chemical Corp. (L)	13,462	249,989
Zep, Inc.	15,225	265,524
Zoltek Companies, Inc. (I)(L)	20,182	170,942

		14,065,696
Construction Materials - 0.08%
Headwaters, Inc. (I)	43,390	123,228
Texas Industries, Inc.	14,450	426,853

		550,081
Containers & Packaging - 0.51%
AEP Industries, Inc. (I)	3,981	95,066
Boise, Inc. (I)	48,738	267,572
Graham Packaging Company, Inc. (I)	12,401	148,440
Graphic Packaging Holding Company (I)	78,554	247,445
Myers Industries, Inc.	25,277	204,491
Rock-Tenn Company, Class A	26,695	1,325,941
Silgan Holdings, Inc.	37,104	1,053,012

		3,341,967
Metals & Mining - 1.49%
A. M. Castle & Company (I)	11,979	166,388
Allied Nevada Gold Corp. (I)(L)	43,819	862,358
AMCOL International Corp. (L)	16,759	393,837
Brush Engineered Materials, Inc. (I)	14,054	280,799
Capital Gold Corp. (I)	40,492	161,968
Century Aluminum Company (I)(L)	44,154	389,880
Coeur d’Alene Mines Corp. (I)(L)	60,581	955,968
General Moly, Inc. (I)(L)	45,896	141,360
Globe Specialty Metals, Inc. (I)	42,914	443,302
Golden Star Resources, Ltd. (I)	177,024	775,365
Haynes International, Inc.	8,651	266,710
Hecla Mining Company (I)(L)	166,103	867,058
Horsehead Holding Corp. (I)	30,461	230,285
Jaguar Mining, Inc. (I)	57,902	511,275
Kaiser Aluminum Corp. (L)	10,686	$370,484
Metals USA Holdings Corp. (I)	8,348	124,803
Olympic Steel, Inc.	6,727	154,519
RTI International Metals, Inc. (I)(L)	20,770	500,765
Stillwater Mining Company (I)(L)	30,645	356,095
Thompson Creek Metals Company, Inc. (I)	96,400	836,752
Universal Stainless & Alloy Products, Inc. (I)	6,012	96,132
Us Energy Corp. Wyoming (I)	21,972	104,367
US Gold Corp. (I)(L)	62,657	313,912
Worthington Industries, Inc. (L)	41,472	533,330

		9,837,712
Paper & Forest Products - 0.51%
Buckeye Technologies, Inc. (I)	27,432	272,948
Clearwater Paper Corp. (I)	7,996	437,861
Deltic Timber Corp.	7,587	317,137
KapStone Paper and Packaging Corp. (I)	26,741	297,895
Louisiana-Pacific Corp. (I)(L)	87,461	585,114
Neenah Paper, Inc.	10,858	198,701
P.H. Glatfelter Company	31,874	345,833
Schweitzer-Mauduit International, Inc.	12,622	636,780
Wausau Paper Corp. (I)	34,738	235,176

		3,327,445

		31,122,901
Telecommunication Services - 0.99%
Diversified Telecommunication Services - 0.67%
AboveNet, Inc. (I)	15,397	726,430
Alaska Communications Systems Group, Inc. (L)	33,175	281,656
Atlantic Tele-Network, Inc.	6,481	267,665
Cbeyond, Inc. (I)(L)	18,542	231,775
Cincinnati Bell, Inc. (I)	139,217	419,043
Cogent Communications Group, Inc. (I)(L)	32,127	243,523
Consolidated Communications Holdings, Inc.	18,021	306,537
General Communication, Inc., Class A (I)	35,175	266,978
Global Crossing, Ltd. (I)(L)	21,018	222,160
Globalstar, Inc. (I)	50,498	77,767
IDT Corp. (I)	11,103	141,563
Iridium Communications, Inc. (I)	23,935	240,307
Neutral Tandem, Inc. (I)(L)	22,927	257,929
PAETEC Holding Corp. (I)	87,331	297,799
Premiere Global Services, Inc. (I)	42,487	269,368
Vonage Holdings Corp. (I)	72,840	167,532

		4,418,032
Wireless Telecommunication Services - 0.32%
FiberTower Corp. (I)	33,271	157,039
ICO Global Communications Holdings, Ltd. (I)	67,810	109,174
NTELOS Holdings Corp.	20,510	352,772
Shenandoah Telecommunications Company	15,666	277,915
Syniverse Holdings, Inc. (I)(L)	47,751	976,508
USA Mobility, Inc.	16,486	212,999

		2,086,407

		6,504,439
Utilities - 3.17%
Electric Utilities - 1.20%
Allete, Inc.	21,315	729,826
Central Vermont Public Service Corp.	10,462	206,520
Cleco Corp.	40,984	1,082,387
El Paso Electric Company (I)	30,286	586,034
IDACORP, Inc.	32,661	1,086,631
MGE Energy, Inc. (L)	16,342	588,966

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
PNM Resources, Inc.	59,827	$668,866
Portland General Electric Company	50,634	928,121
The Empire District Electric Company (L)	28,210	529,502
UIL Holding Corp.	20,990	525,380
Unisource Energy Corp.	24,719	746,019
Unitil Corp. (L)	11,019	230,407

		7,908,659
Gas Utilities - 1.19%
Chesapeake Utilities Corp.	8,180	256,852
New Jersey Resources Corp.	27,500	968,000
Nicor, Inc. (L)	29,944	1,212,732
Northwest Natural Gas Company	17,826	776,679
Piedmont Natural Gas Company, Inc. (L)	47,978	1,213,843
South Jersey Industries, Inc.	20,061	861,821
Southwest Gas Corp.	30,821	909,220
The Laclede Group, Inc.	15,547	515,072
WGL Holdings, Inc.	33,795	1,150,044

		7,864,263
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc. (I)	70,745	272,368
Multi-Utilities - 0.40%
Avista Corp. (L)	37,754	737,336
Black Hills Corp.	26,911	766,156
CH Energy Group, Inc.	11,412	447,807
NorthWestern Corp.	24,775	649,105

		2,600,404
Water Utilities - 0.34%
American States Water Company	12,985	430,323
Cadiz, Inc. (I)(L)	11,856	143,102
California Water Service Group	13,383	477,773
Connecticut Water Service, Inc.	9,660	203,053
Consolidated Water Company, Ltd. (L)	12,208	138,927
Middlesex Water Company	13,566	215,021
SJW Corp.	9,814	230,040
Southwest Water Company	20,117	210,826
York Water Company (L)	14,700	208,740

		2,257,805

		20,903,499

TOTAL COMMON STOCKS (Cost $541,816,783)		$648,252,670

PREFERRED STOCKS - 0.00%
Health Care - 0.00%
Health Care Equipment & Supplies - 0.00%
Inverness Medical Innovations, Inc., Series B 3.000	6	1,183

TOTAL PREFERRED STOCKS (Cost $1,520)		$1,183

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration Date: 03/02/2012; Strike Price: $12.21) (I)	251	13

TOTAL WARRANTS (Cost $0)		$13

SHORT-TERM INVESTMENTS - 31.91%
Short-Term Securities - 2.28%
Federal National Mortgage Association Discount Notes, 0.150%, 09/08/2010	$15,000,000	14,995,688
Securities Lending Collateral - 29.63%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	$19,505,333	$195,228,879

TOTAL SHORT-TERM INVESTMENTS (Cost $210,208,464)		$210,224,567

Total Investments (Small Cap Index Trust)
(Cost $752,026,767) - 130.31%		$858,478,433
Other assets and liabilities, net - (30.31%)		(199,660,045)

TOTAL NET ASSETS - 100.00%		$658,818,388

Total Bond Market Trust A

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.66%
U.S. Treasury Bonds - 3.88%
3.500%, 02/15/2039	$740,000	$687,390
4.250%, 05/15/2039	4,000,000	4,229,376
4.375%, 02/15/2038 to 05/15/2040	10,847,000	11,718,718
4.500%, 05/15/2038	7,845,000	8,652,792
4.625%, 02/15/2040	2,200,000	2,472,936
5.250%, 02/15/2029	6,770,000	8,147,275
5.375%, 02/15/2031	880,000	1,082,675
6.250%, 08/15/2023	2,500,000	3,240,625
7.875%, 02/15/2021	2,300,000	3,292,234
8.125%, 08/15/2021	1,400,000	2,047,937
9.250%, 02/15/2016	2,150,000	2,979,261

		48,551,219
U.S. Treasury Notes - 27.70%
0.875%, 01/31/2011 to 02/29/2012	56,500,000	56,736,529
1.125%, 12/15/2012	23,500,000	23,692,771
1.250%, 11/30/2010	20,000,000	20,085,940
1.375%, 10/15/2012 to 03/15/2013	18,400,000	18,658,618
1.500%, 10/31/2010 to 07/15/2012	22,100,000	22,311,774
1.750%, 01/31/2014 to 03/31/2014	19,320,000	19,596,039
1.875%, 02/28/2014 to 06/30/2015	16,290,000	16,563,958
2.000%, 11/30/2013	4,795,000	4,922,365
2.125%, 11/30/2014 to 05/31/2015	14,900,000	15,176,547
2.375%, 09/30/2014 to 02/28/2015	13,900,000	14,332,314
2.500%, 04/30/2015	8,800,000	9,112,814
2.625%, 12/31/2014 to 02/29/2016	20,500,000	21,218,314
2.750%, 10/31/2013 to 02/15/2019	39,930,000	41,225,568
3.000%, 09/30/2016	15,120,000	15,766,138
3.375%, 11/15/2019	2,100,000	2,174,976
3.500%, 05/15/2020	2,300,000	2,407,088
3.625%, 02/15/2020	22,100,000	23,350,020
3.750%, 11/15/2018	7,236,000	7,796,790
4.250%, 11/15/2017	9,300,000	10,447,239
4.750%, 05/15/2014	800,000	902,500

		346,478,302
Federal Farm Credit Bank - 0.31%
3.875%, 10/07/2013	1,700,000	1,837,955
4.875%, 12/16/2015	1,800,000	2,032,808

		3,870,763
Federal Home Loan Bank - 1.32%
1.625%, 07/27/2011	4,900,000	4,958,844
3.875%, 06/14/2013	6,400,000	6,895,475

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
5.000%, 11/17/2017	$4,090,000	$4,667,254

		16,521,573
Federal Home Loan Mortgage Corp. - 12.45%
2.875%, 11/23/2010	6,000,000	6,065,400
3.750%, 06/28/2013	4,000,000	4,313,816
3.875%, 06/29/2011	6,000,000	6,203,112
4.000%, 04/01/2039	6,141,279	6,223,323
4.125%, 09/27/2013	5,500,000	5,997,172
4.500%, 07/01/2018 to 11/01/2039	27,723,850	28,938,001
5.000%, 11/01/2022 to 09/01/2039 (B)	32,021,192	33,969,398
5.500%, 08/23/2017 to 01/01/2039	27,967,065	30,241,090
5.671%, 02/01/2037 (P)	721,898	756,492
5.980%, 08/01/2037 (P)	1,729,547	1,842,509
6.000%, 06/15/2011 to 10/01/2038	19,015,056	20,585,090
6.250%, 07/15/2032	570,000	721,569
6.500%, 08/01/2037 to 09/01/2038	3,689,841	4,042,971
6.750%, 09/15/2029	2,900,000	3,796,497
7.000%, 11/01/2037 to 10/01/2038	1,841,118	2,045,439

		155,741,879
Federal National Mortgage Association - 19.81%
1.375%, 04/28/2011	3,400,000	3,427,033
2.566%, 01/01/2035 (P)	2,082,900	2,157,418
3.250%, 04/09/2013	4,000,000	4,245,492
3.875%, 07/12/2013	6,000,000	6,500,880
4.000%, 03/01/2024 to 08/01/2039	19,669,463	20,258,834
4.375%, 10/15/2015	4,850,000	5,364,081
4.500%, TBA (B)	5,000,000	5,181,641
4.500%, 06/01/2018 to 02/01/2040	39,679,797	41,376,720
4.847%, 04/01/2036 (P)	1,685,818	1,767,891
4.945%, 07/01/2034 (P)	1,694,286	1,804,945
5.000%, TBA (B)	6,000,000	6,346,875
5.000%, 06/01/2018 to 12/01/2039	42,041,477	44,631,063
5.022%, 09/01/2037 (P)	1,526,100	1,610,989
5.357%, 04/01/2036 (P)	352,558	372,390
5.500%, 08/01/2017 to 11/01/2038	46,119,838	49,589,727
5.506%, 05/01/2036 (P)	553,022	581,514
5.601%, 04/01/2037 (P)	1,617,939	1,707,937
6.000%, 08/01/2023 to 10/01/2038	28,713,145	31,277,495
6.125%, 03/15/2012	1,275,000	1,391,801
6.225%, 10/01/2037 (P)	1,339,867	1,427,378
6.500%, 07/01/2036 to 10/01/2038	7,705,887	8,476,765
6.625%, 11/15/2030	2,425,000	3,153,608
7.000%, 10/01/2038	1,462,009	1,634,366
7.250%, 05/15/2030	2,600,000	3,589,766

		247,876,609
Government National Mortgage Association - 6.02%
4.000%, 07/15/2039	1,023,796	1,042,713
4.500%, 06/15/2023 to 11/20/2039 (B)	21,761,962	22,716,183
5.000%, 10/15/2023 to 11/20/2039	23,785,443	25,382,800
5.500%, 08/15/2023 to 09/20/2039	13,083,921	14,146,276
6.000%, 07/20/2037 to 10/15/2038	8,487,643	9,261,544
6.500%, 09/20/2037 to 12/15/2038	2,513,642	2,762,484

		75,312,000
The Financing Corp. - 0.06%
8.600%, 09/26/2019	525,000	736,489
Tennessee Valley Authority - 0.11%
6.750%, 11/01/2025	1,035,000	1,330,475

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $864,275,810)		$896,419,309

FOREIGN GOVERNMENT
OBLIGATIONS - 1.59%
Austria - 0.05%
Government of Austria
5.000%, 05/19/2014 (S)	$540,000	$599,974
Brazil - 0.27%
Federative Republic of Brazil
5.875%, 01/15/2019	1,420,000	1,558,450
6.000%, 01/17/2017	890,000	979,000
7.125%, 01/20/2037	760,000	896,800

		3,434,250
Canada - 0.47%
Export Development Canada
3.500%, 05/16/2013	475,000	503,865
Government of Canada
2.375%, 09/10/2014	240,000	246,328
5.000%, 02/15/2012	240,000	255,591
5.125%, 01/26/2017	370,000	421,616
5.200%, 02/21/2017	300,000	341,657
6.500%, 01/15/2026	390,000	495,983
7.500%, 07/15/2023 to 09/15/2029	920,000	1,256,498
Hydro-Quebec
6.300%, 05/11/2011	600,000	628,231
8.400%, 01/15/2022	150,000	209,056
Province of Ontario
4.500%, 02/03/2015	1,100,000	1,203,751
Province of Saskatchewan
8.000%, 02/01/2013	240,000	279,583

		5,842,159
Israel - 0.07%
Government of Israel
5.125%, 03/26/2019	440,000	474,673
5.500%, 09/18/2023	380,000	444,259

		918,932
Italy - 0.15%
Republic of Italy
4.500%, 01/21/2015	500,000	504,180
6.875%, 09/27/2023	1,210,000	1,376,642

		1,880,822
Japan - 0.04%
Development Bank of Japan
5.125%, 02/01/2017	200,000	227,697
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	200,000	221,600

		449,297
Mexico - 0.26%
Government of Mexico
5.950%, 03/19/2019	2,519,000	2,796,090
6.050%, 01/11/2040	460,000	485,300

		3,281,390
Norway - 0.04%
Eksportfinans AS
5.500%, 06/26/2017	440,000	501,256
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	910,000	1,076,075
South Africa - 0.05%
Republic of South Africa
5.500%, 03/09/2020	640,000	661,600

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 0.10%
Svensk Exportkredit AB
3.250%, 09/16/2014	$890,000	$923,314
4.875%, 09/29/2011	335,000	350,659

		1,273,973

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $18,805,291)		$19,919,728

CORPORATE BONDS - 21.73%
Basic Materials - 0.77%
Agrium, Inc.
6.750%, 01/15/2019	490,000	568,356
Alcoa, Inc.
6.750%, 07/15/2018	485,000	489,464
Anglo American Capital
9.375%, 04/08/2019 (S)	600,000	771,716
ArcelorMittal
5.375%, 06/01/2013	990,000	1,041,183
BHP Billiton Finance
6.500%, 04/01/2019	500,000	599,623
6.750%, 11/01/2013	159,000	183,533
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	650,000	750,320
5.875%, 01/15/2014	395,000	449,973
International Paper Company
8.700%, 06/15/2038	250,000	318,877
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	130,000	138,301
Praxair, Inc.
4.375%, 03/31/2014	620,000	671,288
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	360,000	385,468
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	434,000	494,647
Teck Resources, Ltd.
10.750%, 05/15/2019	390,000	477,867
The Dow Chemical Company
5.700%, 05/15/2018	230,000	242,467
5.900%, 02/15/2015	350,000	382,489
9.400%, 05/15/2039	250,000	347,697
The Sherwin-Williams Company
3.125%, 12/15/2014	220,000	227,678
Vale Overseas, Ltd.
6.250%, 01/23/2017	800,000	871,374
6.875%, 11/10/2039	240,000	250,728

		9,663,049
Communications - 2.53%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	920,000	950,519
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	240,000	258,391
AT&T Corp.
8.000%, 11/15/2031	380,000	489,141
AT&T, Inc.
5.625%, 06/15/2016	400,000	453,372
6.300%, 01/15/2038	1,150,000	1,247,960
6.700%, 11/15/2013	685,000	790,542
7.875%, 03/01/2011	450,000	470,549
BellSouth Corp.
6.875%, 10/15/2031	735,000	837,238
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	420,000	561,327
British Telecommunications PLC
5.950%, 01/15/2018	$270,000	$281,569
9.875%, 12/15/2030	250,000	305,105
CBS Corp.
8.875%, 05/15/2019	445,000	559,863
CenturyTel, Inc.
7.600%, 09/15/2039	310,000	293,882
Cisco Systems, Inc.
5.500%, 02/22/2016	300,000	345,598
5.900%, 02/15/2039	530,000	589,130
Comcast Corp.
5.700%, 07/01/2019	460,000	505,672
6.500%, 01/15/2015 to 11/15/2035	1,075,000	1,188,343
COX Communications, Inc.
9.375%, 01/15/2019 (S)	605,000	801,779
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	725,000	936,480
DIRECTV Holdings LLC
5.200%, 03/15/2020	440,000	458,574
Discovery Communications LLC
5.625%, 08/15/2019	380,000	411,343
France Telecom SA
8.500%, 03/01/2031	460,000	633,008
Grupo Televisa SA
6.625%, 01/15/2040	330,000	343,834
Motorola, Inc.
6.000%, 11/15/2017	340,000	364,953
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	450,000	469,345
News America, Inc.
6.650%, 11/15/2037	525,000	589,211
Qwest Corp.
8.375%, 05/01/2016	510,000	557,175
Rogers Cable, Inc.
7.875%, 05/01/2012	455,000	505,885
TCI Communications, Inc.
7.125%, 02/15/2028	455,000	506,974
Telecom Italia Capital SA
5.250%, 11/15/2013	730,000	754,014
7.721%, 06/04/2038	450,000	460,769
Telefonica Emisiones SAU
6.221%, 07/03/2017	210,000	228,417
Telefonica Europe BV
8.250%, 09/15/2030	500,000	616,133
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019 (S)	440,000	460,506
The Walt Disney Company
5.625%, 09/15/2016	500,000	582,430
Time Warner Companies, Inc.
7.250%, 10/15/2017	1,040,000	1,239,640
7.570%, 02/01/2024	480,000	581,695
Time Warner Entertainment Company LP
8.375%, 07/15/2033	970,000	1,204,044
Time Warner, Inc.
7.625%, 04/15/2031	110,000	132,327
Verizon Communications, Inc.
5.250%, 04/15/2013	1,025,000	1,123,547
6.100%, 04/15/2018	675,000	766,313
6.900%, 04/15/2038	1,335,000	1,560,229
Verizon Global Funding Corp.
7.375%, 09/01/2012	450,000	505,571
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	551,006
8.500%, 11/15/2018	380,000	494,053

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Viacom, Inc.
4.250%, 09/15/2015	$220,000	$228,875
6.250%, 04/30/2016	530,000	601,151
Vivendi SA
5.750%, 04/04/2013 (S)	305,000	327,190
Vodafone Group PLC
3.375%, 11/24/2015	1,100,000	1,109,695
5.375%, 01/30/2015	795,000	868,081
5.450%, 06/10/2019	480,000	513,825

		31,616,273
Consumer, Cyclical - 0.61%
CVS Caremark Corp.
6.125%, 08/15/2016	450,000	514,752
6.600%, 03/15/2019	370,000	430,562
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	452,973	549,166
Daimler Finance North America LLC
5.875%, 03/15/2011	455,000	468,817
DaimlerChrysler NA Holding Corp.
5.750%, 09/08/2011	295,000	307,196
Hasbro, Inc.
6.350%, 03/15/2040	220,000	224,126
Home Depot, Inc.
5.400%, 03/01/2016	100,000	111,301
5.875%, 12/16/2036	420,000	430,542
Lowe’s Companies, Inc.
6.100%, 09/15/2017	985,000	1,160,125
McDonald’s Corp.
5.000%, 02/01/2019	328,000	365,432
Target Corp.
6.500%, 10/15/2037	500,000	602,799
Toll Brothers Finance Corp.
6.750%, 11/01/2019	220,000	215,664
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	455,000	475,154
6.200%, 04/15/2038	585,000	684,821
7.550%, 02/15/2030	300,000	398,055
Walgreen Company
5.250%, 01/15/2019	450,000	510,447
Yum! Brands, Inc.
6.250%, 03/15/2018	190,000	218,156

		7,667,115
Consumer, Non-cyclical - 2.66%
Abbott Laboratories
4.125%, 05/27/2020	440,000	460,936
4.350%, 03/15/2014	540,000	588,062
5.875%, 05/15/2016	195,000	228,129
Aetna, Inc.
6.000%, 06/15/2016	450,000	513,118
Altria Group, Inc.
4.125%, 09/11/2015	300,000	305,661
8.500%, 11/10/2013	465,000	542,816
9.250%, 08/06/2019	955,000	1,191,941
Amgen, Inc.
5.700%, 02/01/2019	415,000	482,082
5.750%, 03/15/2040	300,000	328,172
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	670,000	772,676
7.750%, 01/15/2019 (S)	450,000	546,193
AstraZeneca PLC
5.900%, 09/15/2017	465,000	543,987
Bacardi, Ltd.
8.200%, 04/01/2019 (S)	620,000	785,007
Baxter International, Inc.
5.900%, 09/01/2016	$225,000	$263,993
Bottling Group LLC
5.125%, 01/15/2019	450,000	499,989
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	337,243
Brown-Forman Corp.
5.000%, 02/01/2014	450,000	494,994
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	300,000	358,252
Campbell Soup Company
4.500%, 02/15/2019	600,000	653,554
Cargill, Inc.
7.350%, 03/06/2019 (S)	475,000	585,833
Clorox Company
5.950%, 10/15/2017	390,000	450,389
Coca-Cola Company
4.875%, 03/15/2019	150,000	166,164
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	505,000	696,715
ConAgra Foods, Inc.
5.819%, 06/15/2017	75,000	84,610
7.000%, 04/15/2019	300,000	359,876
9.750%, 03/01/2021	222,000	302,696
Covidien International Finance SA
6.000%, 10/15/2017	500,000	580,232
Diageo Capital PLC
4.828%, 07/15/2020	717,000	760,551
Eli Lilly & Company
7.125%, 06/01/2025	340,000	432,598
Express Scripts, Inc.
6.250%, 06/15/2014	300,000	339,665
General Mills, Inc.
5.650%, 02/15/2019	450,000	511,325
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	577,000	631,541
6.375%, 05/15/2038	310,000	368,942
Howard Hughes Medical Institute
3.450%, 09/01/2014	470,000	497,791
Johnson & Johnson
5.550%, 08/15/2017	150,000	175,158
5.850%, 07/15/2038	365,000	429,374
Kellogg Company
4.150%, 11/15/2019	220,000	230,246
Kimberly-Clark Corp.
7.500%, 11/01/2018	330,000	421,520
Kraft Foods, Inc.
4.125%, 02/09/2016	1,000,000	1,055,475
6.125%, 02/01/2018	650,000	737,684
6.750%, 02/19/2014	1,080,000	1,241,623
6.875%, 02/01/2038	280,000	325,446
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	220,000	232,633
Medtronic, Inc.
5.600%, 03/15/2019	315,000	361,643
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	426,270
5.750%, 11/15/2036	600,000	674,984
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	365,000	408,598
PepsiCo, Inc.
5.500%, 01/15/2040	430,000	471,076
7.900%, 11/01/2018	315,000	407,282
Pharmacia Corp.
6.500%, 12/01/2018	450,000	544,972

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Philip Morris International, Inc.
4.500%, 03/26/2020	$600,000	$609,418
6.875%, 03/17/2014	390,000	451,214
Quest Diagnostics, Inc.
5.450%, 11/01/2015	134,000	147,359
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	470,000	512,913
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	330,000	384,415
SABMiller PLC
6.500%, 07/15/2018 (S)	310,000	360,668
Safeway, Inc.
6.250%, 03/15/2014	315,000	358,496
6.350%, 08/15/2017	520,000	600,172
Science Applications International Corp.
5.500%, 07/01/2033	300,000	281,773
St. Jude Medical, Inc.
4.875%, 07/15/2019	230,000	248,922
Sysco Corp.
5.375%, 03/17/2019	300,000	338,319
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	310,000	323,595
Tesco PLC
6.150%, 11/15/2037 (S)	235,000	263,146
The Kroger Company
3.900%, 10/01/2015	220,000	232,073
6.400%, 08/15/2017	500,000	582,000
UnitedHealth Group, Inc.
4.875%, 03/15/2015	48,000	51,066
5.800%, 03/15/2036	510,000	512,669
WellPoint, Inc.
6.375%, 06/15/2037	170,000	183,478
7.000%, 02/15/2019	500,000	593,079
Wyeth
5.500%, 03/15/2013	660,000	730,009
6.000%, 02/15/2036	600,000	673,905

		33,248,406
Energy - 2.30%
Anadarko Finance Company
6.750%, 05/01/2011	585,000	579,485
Apache Corp.
6.000%, 09/15/2013	295,000	330,521
Boardwalk Pipelines LP
5.750%, 09/15/2019	380,000	397,913
Cameron International Corp.
7.000%, 07/15/2038	340,000	341,657
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	481,015
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	220,000	240,293
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	370,000	423,973
Chevron Corp.
4.950%, 03/03/2019	440,000	483,831
Conoco Funding Company
6.350%, 10/15/2011	395,000	421,350
ConocoPhillips
5.750%, 02/01/2019	455,000	520,437
DCP Midstream LLC
9.700%, 12/01/2013 (S)	390,000	467,771
9.750%, 03/15/2019 (S)	475,000	610,910
Devon Financing Corp.
6.875%, 09/30/2011	400,000	427,066
7.875%, 09/30/2031	260,000	330,229
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	$600,000	$621,865
El Paso Natural Gas Company
5.950%, 04/15/2017	535,000	568,497
Enbridge Energy Partners LP
9.875%, 03/01/2019	530,000	696,347
EnCana Corp.
6.500%, 08/15/2034	530,000	583,379
Energy Transfer Partners LP
6.700%, 07/01/2018	500,000	537,686
Enterprise Products Operating LLC
4.600%, 08/01/2012	300,000	313,763
6.650%, 04/15/2018	165,000	188,017
6.875%, 03/01/2033	250,000	272,942
9.750%, 01/31/2014	265,000	319,720
GlobalSantaFe Corp.
5.000%, 02/15/2013	425,000	412,902
Halliburton Company
6.150%, 09/15/2019	720,000	788,694
Hess Corp.
8.125%, 02/15/2019	440,000	548,485
Kerr-McGee Corp.
6.950%, 07/01/2024	530,000	481,583
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	240,000	259,083
5.850%, 09/15/2012	415,000	444,930
6.500%, 09/01/2039	280,000	288,543
6.850%, 02/15/2020	500,000	569,040
7.300%, 08/15/2033	90,000	98,427
9.000%, 02/01/2019	265,000	329,852
Magellan Midstream Partners LP
6.550%, 07/15/2019	350,000	393,068
Marathon Oil Corp.
6.000%, 10/01/2017	143,000	159,779
Nabors Industries, Inc.
9.250%, 01/15/2019	450,000	553,251
Nexen, Inc.
6.200%, 07/30/2019	780,000	875,762
Noble Holding International, Ltd.
7.375%, 03/15/2014	370,000	416,558
ONEOK Partners LP
6.650%, 10/01/2036	363,000	372,359
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	236,568
7.375%, 12/15/2014	350,000	401,549
Petro-Canada
5.950%, 05/15/2035	315,000	329,065
6.050%, 05/15/2018	500,000	563,012
Petrobras International Finance Company
8.375%, 12/10/2018	825,000	983,883
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	700,000	724,500
Plains All American Pipeline LP
8.750%, 05/01/2019	300,000	358,095
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	430,000	415,580
Shell International Finance BV
6.375%, 12/15/2038	875,000	1,045,366
Talisman Energy, Inc.
6.250%, 02/01/2038	235,000	250,666
7.750%, 06/01/2019	300,000	368,305
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	190,000	217,240
The Williams Companies, Inc.
7.875%, 09/01/2021	490,000	561,585

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Tosco Corp.
8.125%, 02/15/2030	$543,000	$723,774
Total Capital SA
3.125%, 10/02/2015	220,000	223,832
4.250%, 12/15/2021	430,000	437,290
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	645,701
Transocean, Inc.
6.800%, 03/15/2038	460,000	414,534
Valero Energy Corp.
6.125%, 06/15/2017	475,000	504,449
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	458,453
6.000%, 03/15/2018	355,000	365,253
Williams Partners LP
5.250%, 03/15/2020 (S)	610,000	623,766
XTO Energy, Inc.
5.500%, 06/15/2018	645,000	737,565

		28,741,014
Financial - 9.00%
AEGON Funding Company LLC
5.750%, 12/15/2020	225,000	232,471
African Development Bank
6.875%, 10/15/2015	210,000	250,150
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	390,000	429,514
AMB Property LP
6.300%, 06/01/2013	300,000	324,013
American Express Bank FSB
3.150%, 12/09/2011	1,045,000	1,082,161
6.000%, 09/13/2017	925,000	1,015,248
American Express Company
8.125%, 05/20/2019	490,000	608,381
American Express Credit Corp., Series C
7.300%, 08/20/2013	380,000	430,238
American International Group, Inc.
5.450%, 05/18/2017	900,000	798,750
Asian Development Bank
5.593%, 07/16/2018	680,000	787,509
AXA SA
8.600%, 12/15/2030	290,000	327,552
Bank of America Corp.
2.100%, 04/30/2012	900,000	921,654
3.125%, 06/15/2012	525,000	548,273
4.500%, 04/01/2015	220,000	222,359
5.420%, 03/15/2017	499,000	497,154
6.500%, 08/01/2016	470,000	508,644
7.375%, 05/15/2014	250,000	280,190
Barclays Bank PLC
5.125%, 01/08/2020	550,000	547,088
5.200%, 07/10/2014	330,000	348,266
5.450%, 09/12/2012	450,000	478,223
BB&T Corp.
5.200%, 12/23/2015	450,000	480,231
5.700%, 04/30/2014	600,000	658,897
Bear Stearns Companies LLC
7.250%, 02/01/2018	1,590,000	1,856,643
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	450,000	499,805
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	830,000	854,743
BP Capital Markets PLC
3.625%, 05/08/2014	2,000,000	1,711,300
5.250%, 11/07/2013	270,000	248,199
Capital One Bank USA NA
8.800%, 07/15/2019	$600,000	$749,047
Capital One Financial Corp.
7.375%, 05/23/2014	690,000	788,985
Capital One Financial Corp., MTN
5.700%, 09/15/2011	395,000	410,914
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	633,774
Chubb Corp.
5.750%, 05/15/2018	435,000	484,331
Citigroup Funding, Inc.
1.875%, 11/15/2012	445,000	454,384
Citigroup, Inc.
2.125%, 04/30/2012	915,000	937,427
2.875%, 12/09/2011	1,040,000	1,072,332
5.500%, 04/11/2013	530,000	550,937
5.875%, 02/22/2033 to 05/29/2037	1,515,000	1,384,037
6.000%, 02/21/2012	1,190,000	1,245,528
6.125%, 11/21/2017	1,265,000	1,321,052
8.500%, 05/22/2019	460,000	548,377
CME Group, Inc.
5.750%, 02/15/2014	360,000	400,423
CNA Financial Corp.
7.350%, 11/15/2019	440,000	467,563
Credit Suisse AG
5.400%, 01/14/2020	430,000	427,534
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	690,000	739,720
6.500%, 01/15/2012	787,000	843,313
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR
+ 1.690%) (Q)	250,000	220,625
Credit Suisse/New York
5.500%, 05/01/2014	1,500,000	1,640,010
Deutsche Bank AG
3.875%, 08/18/2014	850,000	878,043
4.875%, 05/20/2013	1,150,000	1,227,893
Discover Financial Services
10.250%, 07/15/2019	400,000	476,058
Dresdner Bank AG
7.250%, 09/15/2015	270,000	294,828
Duke Realty LP
5.950%, 02/15/2017	225,000	229,681
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	440,000	444,627
ERP Operating LP
5.750%, 06/15/2017	591,000	636,805
European Investment Bank
1.750%, 09/14/2012	1,180,000	1,193,434
2.375%, 03/14/2014	910,000	924,731
4.625%, 05/15/2014 to 10/20/2015	1,669,000	1,837,959
4.875%, 01/17/2017	905,000	1,009,381
Fifth Third Bancorp
5.450%, 01/15/2017	590,000	603,943
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	470,000	481,518
FleetBoston Financial Corp.
6.700%, 07/15/2028	500,000	496,309
General Electric Capital Corp.
2.200%, 06/08/2012	450,000	461,875
3.000%, 12/09/2011	525,000	542,327
5.625%, 09/15/2017	1,735,000	1,854,429
6.750%, 03/15/2032	980,000	1,054,712
6.875%, 01/10/2039	950,000	1,048,925

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	$350,000	$378,900
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	440,000	453,955
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	196,503
HBOS PLC
6.750%, 05/21/2018 (S)	200,000	187,200
Hospitality Properties Trust
7.875%, 08/15/2014	410,000	452,018
HSBC Finance Corp.
5.000%, 06/30/2015	1,000,000	1,043,398
HSBC Holdings PLC
6.500%, 09/15/2037	905,000	936,718
HSBC USA, Inc., BKNT
5.875%, 11/01/2034	250,000	245,377
Inter-American Development Bank
7.000%, 06/15/2025	265,000	338,329
International Bank for
Reconstruction & Development
3.625%, 05/21/2013	300,000	319,133
8.625%, 10/15/2016	415,000	550,820
International Finance Corp.
3.500%, 05/15/2013	325,000	346,461
John Deere Capital Corp.
4.950%, 12/17/2012	740,000	800,902
5.100%, 01/15/2013	540,000	586,273
5.250%, 10/01/2012	500,000	541,799
JPMorgan Chase & Company
3.125%, 12/01/2011	1,100,000	1,137,965
4.750%, 05/01/2013	670,000	714,760
6.400%, 05/15/2038	1,830,000	2,118,252
Keycorp
6.500%, 05/14/2013	500,000	546,936
Kimco Realty Corp.
6.875%, 10/01/2019	410,000	456,789
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	2,150,000	2,250,723
4.375%, 03/15/2018	1,680,000	1,813,343
5.125%, 03/14/2016	1,105,000	1,251,933
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	315,000	356,804
Lincoln National Corp.
5.650%, 08/27/2012	225,000	237,982
7.000%, 06/15/2040	300,000	315,974
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	450,000	481,305
MBNA Corp.
5.000%, 06/15/2015	600,000	603,425
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	885,000	936,253
6.875%, 04/25/2018 to 11/15/2018	1,372,000	1,460,433
7.750%, 05/14/2038	530,000	566,860
MetLife, Inc.
6.750%, 06/01/2016	300,000	339,405
6.817%, 08/15/2018	1,150,000	1,300,703
Morgan Stanley
2.250%, 03/13/2012	440,000	451,433
3.250%, 12/01/2011	525,000	543,960
5.950%, 12/28/2017	865,000	875,951
6.750%, 04/15/2011	1,130,000	1,169,113
7.300%, 05/13/2019	900,000	967,877
Morgan Stanley, Series F, MTN
6.625%, 04/01/2018	993,000	1,040,797
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	$360,000	$499,202
Nordic Investment Bank
2.375%, 12/15/2011	520,000	531,934
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	485,000	538,104
PartnerRe Finance A LLC
6.875%, 06/01/2018	500,000	535,189
PartnerRe Finance B LLC
5.500%, 06/01/2020	430,000	415,555
PNC Funding Corp.
2.300%, 06/22/2012	530,000	545,708
4.250%, 09/21/2015	290,000	303,197
5.625%, 02/01/2017	450,000	478,743
6.700%, 06/10/2019	460,000	527,155
ProLogis
5.625%, 11/15/2016	180,000	169,220
7.625%, 08/15/2014	940,000	997,604
Prudential Financial, Inc.
3.875%, 01/14/2015	220,000	221,565
4.750%, 04/01/2014 to 09/17/2015	1,090,000	1,136,328
5.375%, 06/21/2020	440,000	445,621
Realty Income Corp.
5.950%, 09/15/2016	135,000	146,824
Royal Bank of Canada
2.100%, 07/29/2013	1,190,000	1,208,145
Simon Property Group LP
5.650%, 02/01/2020	650,000	688,387
5.875%, 03/01/2017	245,000	264,885
SLM Corp.
8.000%, 03/25/2020	600,000	526,912
State Street Corp.
2.150%, 04/30/2012	440,000	450,580
SunTrust Banks, Inc.
6.000%, 09/11/2017	450,000	457,741
The Allstate Corp.
5.950%, 04/01/2036	455,000	468,175
7.450%, 05/16/2019	310,000	365,354
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	675,000	727,149
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.7675%) (Q)	930,000	702,150
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	610,000	638,749
5.500%, 11/15/2014	1,060,000	1,122,245
6.125%, 02/15/2033	530,000	518,857
6.150%, 04/01/2018	1,030,000	1,078,943
6.875%, 01/15/2011	800,000	820,225
7.500%, 02/15/2019	1,600,000	1,788,446
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	220,000	218,892
5.000%, 11/12/2013	372,000	360,963
The Travelers Companies, Inc.
5.500%, 12/01/2015	330,000	370,756
5.900%, 06/02/2019	460,000	510,751
6.250%, 06/20/2016	370,000	431,281
Toyota Motor Credit Corp.
5.450%, 05/18/2011	475,000	492,891
UBS AG
5.750%, 04/25/2018	795,000	820,167
Union Bank NA
5.950%, 05/11/2016	500,000	536,206

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
US Bancorp
2.250%, 03/13/2012	$440,000	$451,433
4.200%, 05/15/2014	310,000	331,604
US Bank NA, BKNT
6.375%, 08/01/2011	400,000	422,324
US Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%) (Q)	450,000	456,975
US Central Federal Credit Union
1.900%, 10/19/2012	450,000	459,283
Vornado Realty Trust
4.250%, 04/01/2015	430,000	427,468
Wachovia Bank NA, BKNT
4.875%, 02/01/2015	1,100,000	1,152,838
WEA Finance LLC
7.500%, 06/02/2014 (S)	900,000	1,019,938
Wells Fargo & Company
2.125%, 06/15/2012	300,000	308,060
3.000%, 12/09/2011	525,000	542,631
3.750%, 10/01/2014	920,000	941,924
5.000%, 11/15/2014	450,000	475,376
5.625%, 12/11/2017	800,000	874,554
6.375%, 08/01/2011	1,090,000	1,140,384
Wells Fargo Bank NA
5.950%, 08/26/2036	1,574,000	1,602,634
6.450%, 02/01/2011	750,000	771,412
Willis North America, Inc.
7.000%, 09/29/2019	340,000	365,043
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	450,000	482,394

		112,569,283
Industrial - 1.65%
3M Company, Series MTN
4.375%, 08/15/2013	350,000	381,941
Allied Waste North America, Inc.
6.875%, 06/01/2017	460,000	501,400
BAE Systems Holdings, Inc.
6.375%, 06/01/2019 (S)	600,000	684,109
Boeing Company
8.750%, 09/15/2031	405,000	588,279
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	370,000	391,868
7.000%, 02/01/2014	525,000	611,856
Canadian National Railway Company
6.375%, 10/15/2011	250,000	266,742
Caterpillar, Inc.
7.900%, 12/15/2018	1,010,000	1,298,183
Commercial Metals Company
7.350%, 08/15/2018	450,000	472,325
CRH America, Inc.
8.125%, 07/15/2018	330,000	397,963
CSX Corp.
6.250%, 04/01/2015	625,000	718,789
7.375%, 02/01/2019	450,000	551,190
Danaher Corp.
5.400%, 03/01/2019	310,000	351,155
Emerson Electric Company
4.875%, 10/15/2019	340,000	379,591
FedEx Corp.
8.000%, 01/15/2019	225,000	285,734
GATX Corp.
4.750%, 05/15/2015	330,000	344,087
General Dynamics Corp.
5.250%, 02/01/2014	395,000	443,234
General Electric Company
5.000%, 02/01/2013	$1,425,000	$1,528,106
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	478,667
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	533,673
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	616,651
L-3 Communications Corp.
4.750%, 07/15/2020	300,000	302,306
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	300,000	347,108
Norfolk Southern Corp.
5.900%, 06/15/2019	300,000	344,910
7.050%, 05/01/2037	430,000	531,005
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	350,000	436,294
Roper Industries, Inc.
6.250%, 09/01/2019	220,000	243,904
Siemens Financierings NV
6.125%, 08/17/2026 (S)	354,000	399,200
Snap-On, Inc.
6.125%, 09/01/2021	470,000	529,764
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	590,000	667,073
Tyco Electronics Group SA
6.550%, 10/01/2017	600,000	689,047
Tyco International Finance SA
8.500%, 01/15/2019	320,000	413,666
Union Pacific Corp.
6.625%, 02/01/2029	390,000	452,991
United Parcel Service, Inc.
5.500%, 01/15/2018	320,000	366,194
United Technologies Corp.
5.375%, 12/15/2017	415,000	475,690
6.125%, 02/01/2019	1,310,000	1,562,226
Waste Management, Inc.
6.125%, 11/30/2039	330,000	356,825
7.375%, 03/11/2019	615,000	745,281

		20,689,027
Technology - 0.51%
Computer Sciences Corp.
6.500%, 03/15/2018	600,000	668,893
Dell, Inc.
4.700%, 04/15/2013	450,000	487,264
5.875%, 06/15/2019	300,000	337,129
Hewlett-Packard Company
4.750%, 06/02/2014	475,000	526,293
5.500%, 03/01/2018	250,000	287,934
International Business Machines Corp.
5.600%, 11/30/2039	385,000	428,018
6.500%, 10/15/2013	1,045,000	1,208,340
Microsoft Corp.
2.950%, 06/01/2014	445,000	465,634
Oracle Corp.
5.750%, 04/15/2018	570,000	659,874
Pitney Bowes, Inc.
6.250%, 03/15/2019	250,000	287,963
Xerox Corp.
5.650%, 05/15/2013	500,000	541,184
6.750%, 12/15/2039	430,000	478,797

		6,377,323

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities - 1.70%
Carolina Power & Light Company
5.300%, 01/15/2019	$225,000	$251,584
Consolidated Edison Company of New
York, Inc.
6.650%, 04/01/2019	930,000	1,129,032
7.125%, 12/01/2018	390,000	484,007
Constellation Energy Group, Inc.
7.600%, 04/01/2032	180,000	216,834
Dominion Resources, Inc.
5.000%, 03/15/2013	410,000	443,883
5.200%, 08/15/2019	710,000	769,791
DTE Energy Company
6.350%, 06/01/2016	330,000	369,572
Duke Energy Carolinas LLC
5.625%, 11/30/2012	400,000	437,544
6.000%, 01/15/2038	300,000	342,422
7.000%, 11/15/2018	390,000	484,860
E.ON International Finance BV
5.800%, 04/30/2018 (S)	595,000	671,228
Enel Finance International SA
5.125%, 10/07/2019 (S)	670,000	672,985
6.000%, 10/07/2039 (S)	220,000	211,660
6.250%, 09/15/2017 (S)	250,000	270,968
Entergy Texas, Inc.
7.125%, 02/01/2019	225,000	265,790
Exelon Generation Company LLC
6.250%, 10/01/2039	220,000	235,003
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,506
7.375%, 11/15/2031	450,000	474,477
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	350,000	356,980
Florida Power & Light Company
5.650%, 02/01/2037	460,000	504,111
FPL Group Capital, Inc.
7.875%, 12/15/2015	395,000	485,545
Georgia Power Company
4.250%, 12/01/2019	220,000	230,366
5.950%, 02/01/2039	455,000	500,836
Illinois Power Company
6.250%, 04/01/2018	600,000	663,657
Indiana Michigan Power Company
6.050%, 03/15/2037	445,000	460,952
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	520,000	574,814
Kansas City Power & Light Company
7.150%, 04/01/2019	630,000	767,103
KeySpan Corp.
8.000%, 11/15/2030	455,000	588,980
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	565,000	728,894
NiSource Finance Corp.
6.800%, 01/15/2019	500,000	556,638
Oncor Electric Delivery Company
7.500%, 09/01/2038	260,000	324,601
Pacific Gas & Electric Company
6.050%, 03/01/2034	390,000	435,130
6.250%, 12/01/2013	620,000	704,320
PacifiCorp
6.000%, 01/15/2039	450,000	516,936
Peco Energy Company
5.000%, 10/01/2014	600,000	661,312
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	469,063
Progress Energy, Inc.
7.050%, 03/15/2019	$600,000	$708,863
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	597,857
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	272,000	321,561
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	545,000	578,998
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	355,000	453,751
Virginia Electric and Power Company
5.000%, 06/30/2019	500,000	545,181
8.875%, 11/15/2038	240,000	348,113
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	410,253

		21,235,961

TOTAL CORPORATE BONDS (Cost $245,873,217)		$271,807,451

MUNICIPAL BONDS - 0.47%
California - 0.13%
State of California
7.500%, 04/01/2034	1,040,000	1,109,680
University of California
5.770%, 05/15/2043	500,000	523,520

		1,633,200
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	240,000	275,467
Georgia - 0.04%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	450,000	443,808
Illinois - 0.06%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	312,318
State of Illinois
5.100%, 06/01/2033	570,000	451,326

		763,644
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	476,436
New York - 0.07%
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	484,269
New York State Urban Development Corp.
5.770%, 03/15/2039	440,000	452,153

		936,422
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	400,000	439,704
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	380,000	411,597
Utah - 0.02%
State of Utah
4.554%, 07/01/2024	220,000	238,132

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	$220,000	$235,063

TOTAL MUNICIPAL BONDS (Cost $5,646,335)		$5,853,473

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.89%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	145,369	145,291
Series 2004-6, Class A3,
4.512%, 12/10/2042	1,270,000	1,298,668
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	916,739
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	176,153
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	596,077
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,320,473
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.723%, 09/11/2038 (P)	745,000	799,383
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-T20, Class A3,
5.149%, 10/12/2042 (P)	600,000	624,154
Series 2006-PW11, Class AM,
5.457%, 03/11/2039 (P)	200,000	179,390
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.920%, 03/15/2049 (P)	216,668	220,183
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2006-CD2, Class A4,
5.546%, 01/15/2046	1,310,000	1,334,230
Series 2006-CD2, Class AM,
5.593%, 01/15/2046 (P)	200,000	176,930
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,680,000	1,720,659
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	390,000	403,482
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	758,278	766,369
Series 2004-C3, Class A2,
4.433%, 07/10/2039	267,378	271,247
Series 2005-C1, Class A3,
4.578%, 06/10/2048	620,000	635,466
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A4,
5.023%, 04/10/2040	1,840,000	1,953,850
Series 2004-C2, Class A3,
5.134%, 08/10/2038	1,880,000	1,948,749
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.808%, 08/10/2045 (P)	2,550,000	2,507,085
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	2,065,000	2,149,979
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	1,170,000	1,192,868
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	982,978
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	$390,000	$400,803
Series 2005-CB13, Class A3A1,
5.282%, 01/12/2043 (P)	500,000	517,592
Series 2005-LDP5, Class A4,
5.360%, 12/15/2044 (P)	860,000	914,780
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	421,013
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	213,329
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	1,860,000	1,927,803
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.150%, 07/15/2044	1,290,000	1,270,945
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	172,740	173,591
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,068,000	2,133,872
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,400,000	1,404,232
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	463,443
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A1,
5.773%, 06/12/2046 (P)	63,051	63,527
Series 2007-8, Class A2,
6.118%, 08/12/2049 (P)	2,450,000	2,669,701
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	1,890,000	1,982,997
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,500,000	1,511,162
Series 2006-T21, Class A2,
5.090%, 10/12/2052	595,000	599,186
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	2,940,000	3,053,461
Series 2007-T27, Class A4,
5.649%, 06/11/2042 (P)	3,580,000	3,750,368
Series 2006-IQ11, Class A2,
5.693%, 10/15/2042 (P)	910,000	929,431
Series 2006-T23, Class A2,
5.741%, 08/12/2041 (P)	640,000	655,050
Morgan Stanley Dean Witter Capital I,
Series 2001-IQA, Class A3
5.720%, 12/18/2032	38,704	39,185
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	335,181	339,482
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	750,000	790,313
Series 2006-C27, Class A1,
5.405%, 07/15/2045	67,996	68,368
Series 2006-C24, Class A2,
5.506%, 03/15/2045	21,736	22,012

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,353,173)		$48,636,049

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES - 0.24%
American Express Credit Account Master
Trust, Series 2006-2, Class A
5.350%, 01/15/2014	$960,000	$1,000,711
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	885,000	958,898
Credit-Based Asset Servicing and
Securitization, Series 2006-CB2, Class AF2
5.501%, 12/25/2036	94,008	67,362
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	890,000	899,656
Renaissance Home Equity Loan Trust,
Series 2006-1, Class AF3
5.608%, 05/25/2036	86,766	68,331

TOTAL ASSET BACKED SECURITIES (Cost $2,993,684)		$2,994,958

SHORT-TERM INVESTMENTS - 1.94%
Short-Term Securities - 1.94%
State Street Institutional US Government Money Market Fund, 0.0598%, 09/19/2034	$24,352,241	24,352,241

TOTAL SHORT-TERM INVESTMENTS (Cost $24,352,241)		$24,352,241

Total Investments (Total Bond Market Trust A)
(Cost $1,204,299,751) - 101.52%		$1,269,983,209
Other assets and liabilities, net - (1.52%)		(19,017,403)

TOTAL NET ASSETS - 100.00%		$1,250,965,806

Total Bond Market Trust B

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.05%
U.S. Treasury Bonds - 10.84%
3.000%, 02/28/2017	$1,300,000	$1,349,563
4.250%, 05/15/2039	310,000	327,777
4.375%, 02/15/2038	355,000	383,844
4.625%, 02/15/2040	1,400,000	1,573,687
6.750%, 08/15/2026	775,000	1,075,918
7.500%, 11/15/2016	1,270,000	1,664,096
7.875%, 02/15/2021	1,100,000	1,574,547
8.750%, 08/15/2020	1,400,000	2,098,907
9.250%, 02/15/2016	3,550,000	4,919,246
11.250%, 02/15/2015	2,010,000	2,869,118

		17,836,703
U.S. Treasury Notes - 18.11%
1.000%, 12/31/2011 to 04/30/2012	2,700,000	2,719,958
1.125%, 06/30/2011 to 12/15/2012	2,820,000	2,842,722
1.375%, 02/15/2013	700,000	709,188
1.500%, 12/31/2013	500,000	504,219
1.750%, 01/31/2014	1,760,000	1,788,325
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,394,999
2.000%, 11/30/2013	3,000,000	3,079,686
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,549,328
2.750%, 11/30/2016	1,400,000	1,435,328
3.125%, 10/31/2016 to 05/15/2019	1,200,000	1,236,281
3.250%, 06/30/2016	4,450,000	4,719,434
3.375%, 11/15/2019	250,000	258,926
3.500%, 05/15/2020	1,100,000	1,151,216
3.625%, 08/15/2019 to 02/15/2020	2,560,000	2,705,581
4.250%, 11/15/2017	$1,100,000	$1,235,695
5.000%, 08/15/2011	1,385,000	1,456,577

		29,787,463
Federal Farm Credit Bank - 0.41%
3.875%, 10/07/2013	305,000	329,751
4.875%, 12/16/2015	300,000	338,801

		668,552
Federal Home Loan Bank - 1.28%
3.875%, 06/14/2013	1,750,000	1,885,481
5.500%, 07/15/2036	190,000	215,795

		2,101,276
Federal Home Loan Mortgage Corp. - 6.48%
4.500%, 05/01/2024 to 10/01/2033	423,458	440,539
5.000%, 06/01/2023 to 09/01/2039	1,707,129	1,809,623
5.500%, 08/23/2017 to 01/01/2038	2,156,481	2,367,521
5.671%, 02/01/2037 (P)	721,898	756,492
5.750%, 01/15/2012	1,200,000	1,292,897
5.980%, 08/01/2037 (P)	1,729,547	1,842,509
6.000%, 06/15/2011 to 06/01/2022	533,144	563,327
6.250%, 07/15/2032	450,000	569,660
6.500%, 07/01/2016 to 09/01/2038	750,720	822,310
7.000%, 02/01/2016 to 04/01/2032	120,932	135,227
7.500%, 02/01/2016 to 03/01/2032	45,897	52,198
8.000%, 02/01/2030	7,080	8,126

		10,660,429
Federal National Mortgage Association - 25.21%
2.566%, 01/01/2035 (P)	2,146,018	2,222,794
3.250%, 04/09/2013	1,000,000	1,061,373
4.000%, 11/01/2010 to 08/01/2020	858,678	902,603
4.500%, 12/01/2020 to 01/01/2040	6,402,885	6,725,436
5.000%, 07/01/2020 to 12/01/2034	7,200,959	7,671,147
5.357%, 04/01/2036 (P)	317,302	335,150
5.500%, 08/01/2021 to 09/01/2036	9,556,895	10,283,389
5.601%, 04/01/2037 (P)	2,503,954	2,643,236
6.000%, 10/01/2013 to 08/01/2036	4,345,879	4,754,438
6.125%, 03/15/2012	1,300,000	1,419,092
6.250%, 05/15/2029	415,000	513,480
6.500%, 02/01/2015 to 02/01/2036	1,466,806	1,615,907
7.000%, 12/01/2012 to 10/01/2032	253,410	279,682
7.125%, 01/15/2030	209,000	284,473
7.250%, 05/15/2030	450,000	621,306
7.500%, 10/01/2015 to 08/01/2031	83,468	95,102
8.000%, 08/01/2030 to 09/01/2031	30,224	34,678
8.500%, 09/01/2030	4,722	5,446

		41,468,732
Government National Mortgage Association - 4.39%
4.500%, 05/15/2019 to 07/20/2035	148,493	157,202
5.000%, 05/15/2018 to 11/20/2038	1,003,036	1,074,795
5.500%, 11/15/2032 to 01/15/2039	2,793,003	3,025,477
6.000%, 04/15/2017 to 10/15/2038	1,958,538	2,145,316
6.500%, 01/15/2016 to 12/15/2038	522,489	579,326
7.000%, 08/15/2029 to 05/15/2032	152,278	170,574
7.500%, 08/15/2029 to 01/15/2031	39,578	45,194
8.000%, 04/15/2031	9,817	11,261
8.500%, 09/15/2030	6,571	7,609
9.000%, 01/15/2031	3,893	4,573

		7,221,327
The Financing Corp. - 0.13%
8.600%, 09/26/2019	150,000	210,426

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Tennessee Valley Authority - 0.20%
6.750%, 11/01/2025	$260,000	$334,226

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $103,760,276)		$110,289,134

FOREIGN GOVERNMENT OBLIGATIONS - 2.37%
Brazil - 0.38%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	115,237
6.000%, 01/17/2017	410,000	451,000
7.125%, 01/20/2037	50,000	59,000

		625,237
Canada - 0.93%
Export Development Canada
3.500%, 05/16/2013	95,000	100,773
Government of Canada
5.125%, 01/26/2017	85,000	96,858
5.200%, 02/21/2017	80,000	91,108
6.500%, 01/15/2026	100,000	127,175
7.125%, 02/09/2024	150,000	196,859
7.500%, 07/15/2023	100,000	135,225
9.625%, 12/01/2018	300,000	423,273
Hydro-Quebec
8.400%, 01/15/2022	100,000	139,370
Province of Ontario
4.500%, 02/03/2015	200,000	218,864

		1,529,505
Israel - 0.11%
Government of Israel
5.125%, 03/26/2019	90,000	97,092
5.500%, 09/18/2023	75,000	87,683

		184,775
Italy - 0.21%
Republic of Italy
6.875%, 09/27/2023	300,000	341,316
Japan - 0.14%
Development Bank of Japan
5.125%, 02/01/2017	100,000	113,848
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	110,800

		224,648
Mexico - 0.28%
Government of Mexico, Note
5.950%, 03/19/2019	415,000	460,650
Norway - 0.05%
Eksportfinans AS
5.500%, 06/26/2017	80,000	91,138
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	120,000	141,900
South Africa - 0.06%
Republic of South Africa
5.500%, 03/09/2020	100,000	103,375
Sweden - 0.12%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	134,866
4.875%, 09/29/2011	$65,000	$68,038

		202,904

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,602,342)		$3,905,448

CORPORATE BONDS - 23.13%
Basic Materials - 0.62%
Agrium, Inc.
6.750%, 01/15/2019	100,000	115,991
Alcoa, Inc.
6.750%, 07/15/2018	100,000	100,920
ArcelorMittal
5.375%, 06/01/2013	155,000	163,013
E.I. Du Pont de Nemours & Company
5.750%, 03/15/2019	100,000	115,434
5.875%, 01/15/2014	90,000	102,525
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	20,000	21,277
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	107,074
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	79,782
Teck Resources, Ltd.
10.750%, 05/15/2019	50,000	61,265
The Dow Chemical Company
5.700%, 05/15/2018	50,000	52,710
5.900%, 02/15/2015	60,000	65,570
The Sherwin-Williams Company
3.125%, 12/15/2014	30,000	31,047

		1,016,608
Communications - 2.69%
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	64,598
AT&T, Inc.
5.625%, 06/15/2016	80,000	90,674
6.700%, 11/15/2013	90,000	103,867
7.875%, 03/01/2011	5,000	5,228
BellSouth Corp.
6.875%, 10/15/2031	200,000	227,820
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	100,000	133,649
British Telecommunications PLC
9.875%, 12/15/2030	60,000	73,225
CBS Corp.
8.875%, 05/15/2019	80,000	100,649
CenturyTel, Inc.
7.600%, 09/15/2039	50,000	47,400
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	88,925
Comcast Corp.
5.700%, 07/01/2019	80,000	87,943
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	165,657
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	188,588
Discovery Communications LLC
5.625%, 08/15/2019	60,000	64,949
Grupo Televisa SA
6.625%, 01/15/2040	40,000	41,677
News America, Inc.
6.650%, 11/15/2037	175,000	196,404

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Qwest Corp.
8.375%, 05/01/2016	$70,000	$76,475
Rogers Cable, Inc.
7.875%, 05/01/2012	100,000	111,184
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	122,565
Telecom Italia Capital SA
5.250%, 11/15/2013	170,000	175,592
7.721%, 06/04/2038	80,000	81,914
Telefonica Europe BV
8.250%, 09/15/2030	100,000	123,227
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019 (S)	60,000	62,796
The Walt Disney Company
5.625%, 09/15/2016	90,000	104,837
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	119,196
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	248,256
Time Warner, Inc.
7.625%, 04/15/2031	75,000	90,223
Verizon Communications, Inc.
5.250%, 04/15/2013	130,000	142,499
6.100%, 04/15/2018	155,000	175,968
6.900%, 04/15/2038	190,000	222,055
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	117,235
8.500%, 11/15/2018	60,000	78,008
Viacom, Inc.
4.250%, 09/15/2015	40,000	41,614
6.250%, 04/30/2016	125,000	141,781
Vivendi SA
5.750%, 04/04/2013 (S)	55,000	59,001
Vodafone Group PLC
3.375%, 11/24/2015	160,000	161,410
5.375%, 01/30/2015	190,000	207,466
5.450%, 06/10/2019	80,000	85,638

		4,430,193
Consumer, Cyclical - 0.89%
CVS Caremark Corp.
6.125%, 08/15/2016	105,000	120,109
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	98,472	119,384
Daimler Finance North America LLC
5.875%, 03/15/2011	105,000	108,188
Home Depot, Inc.
5.875%, 12/16/2036	70,000	71,757
Lowe’s Companies, Inc.
6.100%, 09/15/2017	180,000	212,003
McDonald’s Corp.
5.000%, 02/01/2019	50,000	55,706
Target Corp.
6.500%, 10/15/2037	100,000	120,560
Toll Brothers Finance Corp.
6.750%, 11/01/2019	40,000	39,212
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	104,430
6.200%, 04/15/2038	125,000	146,329
7.550%, 02/15/2030	110,000	145,954
Walgreen Company
5.250%, 01/15/2019	105,000	119,104
Yum! Brands, Inc.
6.250%, 03/15/2018	90,000	103,337

		1,466,073
Consumer, Non-cyclical - 3.11%
Abbott Laboratories
4.125%, 05/27/2020	$60,000	$62,855
4.350%, 03/15/2014	120,000	130,680
Aetna, Inc.
6.000%, 06/15/2016	105,000	119,728
Altria Group, Inc.
8.500%, 11/10/2013	80,000	93,388
9.250%, 08/06/2019	160,000	199,697
Amgen, Inc.
5.700%, 02/01/2019	50,000	58,082
5.750%, 03/15/2040	40,000	43,756
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	120,000	138,390
7.750%, 01/15/2019 (S)	105,000	127,445
AstraZeneca PLC
5.900%, 09/15/2017	105,000	122,836
Baxter International, Inc.
5.900%, 09/01/2016	50,000	58,665
Bottling Group LLC
5.125%, 01/15/2019	105,000	116,664
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	66,244
Brown-Forman Corp.
5.000%, 02/01/2014	105,000	115,499
Clorox Company
5.950%, 10/15/2017	95,000	109,710
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	110,000	151,760
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	69,945
9.750%, 03/01/2021	63,000	85,900
Covidien International Finance SA
6.000%, 10/15/2017	110,000	127,651
Diageo Capital PLC
4.828%, 07/15/2020	95,000	100,770
Eli Lilly & Company
7.125%, 06/01/2025	80,000	101,788
General Mills, Inc.
5.650%, 02/15/2019	85,000	96,584
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	114,925
6.375%, 05/15/2038	50,000	59,507
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	74,139
Johnson & Johnson
5.850%, 07/15/2038	100,000	117,637
Kellogg Company
4.150%, 11/15/2019	30,000	31,397
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	102,187
Kraft Foods, Inc.
6.125%, 02/01/2018	90,000	102,141
6.750%, 02/19/2014	85,000	97,720
6.875%, 02/01/2038	40,000	46,492
Mead Johnson Nutrition Company
4.900%, 11/01/2019 (S)	30,000	31,723
Merck & Company, Inc.
5.300%, 12/01/2013	270,000	302,876
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	89,556
PepsiCo, Inc.
5.500%, 01/15/2040	60,000	65,732
7.900%, 11/01/2018	80,000	103,437
Pharmacia Corp.
6.500%, 12/01/2018	105,000	127,160

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Philip Morris International, Inc.
6.875%, 03/17/2014	$90,000	$104,126
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	32,991
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	70,000	76,391
SABMiller PLC
6.500%, 07/15/2018 (S)	90,000	104,710
Safeway, Inc.
6.350%, 08/15/2017	135,000	155,814
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	54,113
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	93,947
Tesco PLC
6.150%, 11/15/2037 (S)	100,000	111,977
The Kroger Company
3.900%, 10/01/2015	40,000	42,195
6.400%, 08/15/2017	100,000	116,400
UnitedHealth Group, Inc.
4.875%, 03/15/2015	12,000	12,766
5.800%, 03/15/2036	40,000	40,209
WellPoint, Inc.
6.375%, 06/15/2037	175,000	188,874
Wyeth
5.500%, 03/15/2013	200,000	221,215

		5,120,394
Energy - 2.57%
Apache Corp.
6.000%, 09/15/2013	75,000	84,031
Boardwalk Pipelines LP
5.750%, 09/15/2019	60,000	62,828
Cameron International Corp.
7.000%, 07/15/2038	20,000	20,097
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	76,525
Cenovus Energy, Inc.
5.700%, 10/15/2019 (S)	40,000	43,690
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	90,000	103,129
Chevron Corp.
4.950%, 03/03/2019	90,000	98,965
ConocoPhillips
5.750%, 02/01/2019	100,000	114,382
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	107,947
9.750%, 03/15/2019 (S)	95,000	122,182
Devon Financing Corp.
6.875%, 09/30/2011	100,000	106,767
7.875%, 09/30/2031	40,000	50,804
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	164,233
EnCana Corp.
6.500%, 08/15/2034	125,000	137,590
Enterprise Products Operating LLC
6.650%, 04/15/2018	40,000	45,580
9.750%, 01/31/2014	60,000	72,389
GlobalSantaFe Corp.
5.000%, 02/15/2013	100,000	97,153
Hess Corp.
8.125%, 02/15/2019	60,000	74,793
Kinder Morgan Energy Partners LP
5.850%, 09/15/2012	80,000	85,770
6.500%, 09/01/2039	40,000	41,220
Kinder Morgan Energy Partners LP (continued)
7.300%, 08/15/2033	$80,000	$87,491
9.000%, 02/01/2019	60,000	74,683
Marathon Oil Corp.
6.000%, 10/01/2017	34,000	37,989
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	129,092
Nexen, Inc.
6.200%, 07/30/2019	120,000	134,733
Noble Holding International, Ltd.
7.375%, 03/15/2014	100,000	112,583
ONEOK Partners LP
6.650%, 10/01/2036	85,000	87,191
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	298,293
Petro-Canada
5.950%, 05/15/2035	70,000	73,126
6.050%, 05/15/2018	125,000	140,753
Petrobras International Finance Company
8.375%, 12/10/2018	90,000	107,333
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	71,619
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	60,000	57,988
Shell International Finance BV
6.375%, 12/15/2038	90,000	107,523
Talisman Energy, Inc.
6.250%, 02/01/2038	110,000	117,333
The Williams Companies, Inc.
7.875%, 09/01/2021	60,000	68,766
Tosco Corp.
8.125%, 02/15/2030	110,000	146,621
Total Capital SA
3.125%, 10/02/2015	40,000	40,697
4.250%, 12/15/2021	60,000	61,017
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	87,118
Valero Energy Corp.
6.125%, 06/15/2017	100,000	106,200
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	127,940
Williams Partners LP
5.250%, 03/15/2020 (S)	90,000	92,031
XTO Energy, Inc.
5.500%, 06/15/2018	135,000	154,374

		4,232,569
Financial - 9.29%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	51,660
African Development Bank
6.875%, 10/15/2015	35,000	41,692
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	115,000	126,652
American Express Bank FSB
3.150%, 12/09/2011	250,000	258,890
American Express Company
8.125%, 05/20/2019	50,000	62,080
American Express Credit Corp., Series C
7.300%, 08/20/2013	100,000	113,220
American International Group, Inc.
5.450%, 05/18/2017	120,000	106,500
Asian Development Bank
5.593%, 07/16/2018	250,000	289,525

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Bank of America Corp.
2.100%, 04/30/2012	$205,000	$209,932
3.125%, 06/15/2012	125,000	130,541
5.420%, 03/15/2017	100,000	99,630
6.500%, 08/01/2016	80,000	86,578
Barclays Bank PLC
5.125%, 01/08/2020	100,000	99,470
5.450%, 09/12/2012	105,000	111,585
BB&T Corp.
5.200%, 12/23/2015	105,000	112,054
Bear Stearns Companies LLC
7.250%, 02/01/2018	310,000	361,987
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	105,000	116,621
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	123,577
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	73,540
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	125,780
Capital One Financial Corp., MTN
5.700%, 09/15/2011	80,000	83,223
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	113,174
Chubb Corp.
5.750%, 05/15/2018	50,000	55,670
Citigroup Funding, Inc.
1.875%, 11/15/2012	70,000	71,476
Citigroup, Inc.
2.125%, 04/30/2012	210,000	215,147
2.875%, 12/09/2011	250,000	257,772
5.500%, 04/11/2013	125,000	129,938
5.875%, 02/22/2033	220,000	197,284
8.500%, 05/22/2019	80,000	95,370
CNA Financial Corp.
7.350%, 11/15/2019	60,000	63,759
Credit Suisse AG
5.400%, 01/14/2020	60,000	59,656
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	125,000	134,007
6.500%, 01/15/2012	200,000	214,311
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR + 1.690%) (Q)	90,000	79,425
Deutsche Bank AG
3.875%, 08/18/2014	130,000	134,289
4.875%, 05/20/2013	210,000	224,224
Discover Financial Services
10.250%, 07/15/2019	120,000	142,817
Dresdner Bank AG
7.250%, 09/15/2015	80,000	87,356
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	60,631
European Investment Bank
2.375%, 03/14/2014	210,000	213,399
4.625%, 05/15/2014 to 10/20/2015	305,000	336,021
4.875%, 01/17/2017	200,000	223,068
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	70,000	71,715
FleetBoston Financial Corp.
6.700%, 07/15/2028	125,000	124,077
General Electric Capital Corp.
2.200%, 06/08/2012	105,000	107,771
3.000%, 12/09/2011	125,000	129,125
General Electric Capital Corp. (continued)
5.625%, 09/15/2017	$230,000	$245,832
6.750%, 03/15/2032	230,000	247,535
6.875%, 01/10/2039	105,000	115,934
General Electric Capital Corp., GMTN
6.000%, 08/07/2019	60,000	64,954
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	61,903
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	42,718
Hospitality Properties Trust
7.875%, 08/15/2014	70,000	77,174
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	212,185
Inter-American Development Bank
7.000%, 06/15/2025	60,000	76,603
International Bank for
Reconstruction & Development
8.625%, 10/15/2016	100,000	132,728
International Finance Corp.
3.500%, 05/15/2013	65,000	69,292
John Deere Capital Corp.
4.950%, 12/17/2012	172,000	186,156
JPMorgan Chase & Company
3.125%, 12/01/2011	215,000	222,421
4.750%, 05/01/2013	125,000	133,351
6.400%, 05/15/2038	125,000	144,689
Keycorp
6.500%, 05/14/2013	125,000	136,734
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	66,847
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	300,000	314,054
4.375%, 03/15/2018	360,000	388,574
5.125%, 03/14/2016	100,000	113,297
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	84,953
Lincoln National Corp.
5.650%, 08/27/2012	50,000	52,885
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	105,000	112,305
MBNA Corp.
5.000%, 06/15/2015	250,000	251,427
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	191,628
7.750%, 05/14/2038	125,000	133,693
MetLife, Inc.
6.817%, 08/15/2018	190,000	214,899
Morgan Stanley
2.250%, 03/13/2012	100,000	102,599
3.250%, 12/01/2011	125,000	129,514
6.750%, 04/15/2011	100,000	103,461
7.300%, 05/13/2019	150,000	161,313
Nordic Investment Bank
2.375%, 12/15/2011	125,000	127,869
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	55,475
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	57,984
PNC Funding Corp.
2.300%, 06/22/2012	125,000	128,705
4.250%, 09/21/2015	40,000	41,820
5.625%, 02/01/2017	80,000	85,110
6.700%, 06/10/2019	80,000	91,679

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
ProLogis
5.625%, 11/15/2016	$185,000	$173,921
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	30,213
4.750%, 04/01/2014 to 09/17/2015	175,000	182,449
5.375%, 06/21/2020	60,000	60,767
Royal Bank of Canada
2.100%, 07/29/2013	160,000	162,440
Simon Property Group LP
5.875%, 03/01/2017	80,000	86,493
SLM Corp.
8.000%, 03/25/2020	90,000	79,037
State Street Corp.
2.150%, 04/30/2012	90,000	92,164
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	106,806
The Allstate Corp.
5.950%, 04/01/2036	100,000	102,896
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	155,000	166,975
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	125,000	130,891
5.500%, 11/15/2014	250,000	264,680
6.125%, 02/15/2033	125,000	122,372
6.150%, 04/01/2018	185,000	193,791
7.500%, 02/15/2019	240,000	268,267
The Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	100,000	97,033
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	88,826
Toyota Motor Credit Corp.
5.450%, 05/18/2011	95,000	98,578
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	64,767
UBS AG
5.750%, 04/25/2018	185,000	190,856
US Bancorp
2.250%, 03/13/2012	100,000	102,599
US Central Federal Credit Union
1.900%, 10/19/2012	70,000	71,444
Vornado Realty Trust
4.250%, 04/01/2015	60,000	59,647
WEA Finance LLC
7.500%, 06/02/2014 (S)	150,000	169,990
Wells Fargo & Company
3.000%, 12/09/2011	125,000	129,198
5.000%, 11/15/2014	105,000	110,921
5.625%, 12/11/2017	185,000	202,241
Willis North America, Inc.
7.000%, 09/29/2019	50,000	53,683
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	112,559

		15,283,023
Industrial - 1.60%
Allied Waste North America, Inc.
6.875%, 06/01/2017	70,000	76,300
Boeing Company
8.750%, 09/15/2031	90,000	130,729
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	60,000	63,546
7.000%, 02/01/2014	125,000	145,680
Canadian National Railway Company
6.375%, 10/15/2011	50,000	53,348
Caterpillar, Inc.
7.900%, 12/15/2018	$95,000	$122,106
Commercial Metals Company
7.350%, 08/15/2018	110,000	115,457
CRH America, Inc.
8.125%, 07/15/2018	50,000	60,297
CSX Corp.
6.250%, 04/01/2015	100,000	115,006
7.375%, 02/01/2019	105,000	128,611
Emerson Electric Company
4.875%, 10/15/2019	80,000	89,316
FedEx Corp.
8.000%, 01/15/2019	50,000	63,497
General Dynamics Corp.
5.250%, 02/01/2014	90,000	100,990
General Electric Company
5.000%, 02/01/2013	190,000	203,747
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	91,431
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	130,454
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	75,000	93,492
Roper Industries, Inc.
6.250%, 09/01/2019	40,000	44,346
Snap-On, Inc.
6.125%, 09/01/2021	70,000	78,901
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	60,000	67,838
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	229,682
Union Pacific Corp.
6.625%, 02/01/2029	85,000	98,729
United Technologies Corp.
5.375%, 12/15/2017	100,000	114,624
6.125%, 02/01/2019	125,000	149,067
Waste Management, Inc.
6.125%, 11/30/2039	50,000	54,064

		2,621,258
Technology - 0.48%
Dell, Inc.
4.700%, 04/15/2013	130,000	140,765
Hewlett-Packard Company
4.750%, 06/02/2014	95,000	105,259
International Business Machines Corp.
6.500%, 10/15/2013	140,000	161,883
Microsoft Corp.
2.950%, 06/01/2014	80,000	83,710
Oracle Corp.
5.750%, 04/15/2018	145,000	167,863
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	57,593
Xerox Corp.
6.750%, 12/15/2039	60,000	66,809

		783,882
Utilities - 1.88%
Carolina Power & Light Company
5.300%, 01/15/2019	50,000	55,908
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	117,899
Dominion Resources, Inc.
5.000%, 03/15/2013	95,000	102,851

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc. (continued)
5.200%, 08/15/2019	$110,000	$119,263
DTE Energy Company
6.350%, 06/01/2016	60,000	67,195
Duke Energy Carolinas LLC
5.625%, 11/30/2012	100,000	109,386
6.000%, 01/15/2038	50,000	57,070
7.000%, 11/15/2018	90,000	111,891
E.ON International Finance BV
5.800%, 04/30/2018 (S)	140,000	157,936
Enel Finance International SA
5.125%, 10/07/2019 (S)	100,000	100,445
6.250%, 09/15/2017 (S)	50,000	54,194
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	59,064
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	42,728
FirstEnergy Corp.
6.450%, 11/15/2011	2,000	2,112
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	61,197
Florida Power & Light Company
5.650%, 02/01/2037	60,000	65,754
FPL Group Capital, Inc.
7.875%, 12/15/2015	90,000	110,631
Georgia Power Company
5.950%, 02/01/2039	100,000	110,074
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	193,704
KeySpan Corp.
8.000%, 11/15/2030	100,000	129,446
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	144,726
Oncor Electric Delivery Company
7.500%, 09/01/2038	58,000	72,411
Pacific Gas & Electric Company
6.050%, 03/01/2034	60,000	66,943
6.250%, 12/01/2013	135,000	153,360
PacifiCorp
6.000%, 01/15/2039	105,000	120,618
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	72,965
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	136,653
San Diego Gas & Electric Company, Series FFF
6.125%, 09/15/2037	60,000	70,932
Southern California Edison Company, Series 05-E
5.350%, 07/15/2035	130,000	138,110
Southwestern Public Service Company, Series G
8.750%, 12/01/2018	70,000	89,472
Virginia Electric and Power Company
8.875%, 11/15/2038	70,000	101,533
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	91,167

		3,087,638

TOTAL CORPORATE BONDS (Cost $33,652,690)		$38,041,638

MUNICIPAL BONDS - 0.43%
California - 0.10%
State of California
7.500%, 04/01/2034	80,000	85,360
University of California
5.770%, 05/15/2043	$70,000	$73,293

		158,653
District of Columbia - 0.03%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	40,000	45,911
Illinois - 0.05%
State of Illinois
5.100%, 06/01/2033	115,000	91,057
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	66,479
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	72,125
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	61,657

		133,782
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	65,956
Texas - 0.04%
State of Texas
5.517%, 04/01/2039	60,000	64,989
Utah - 0.03%
State of Utah
4.554%, 07/01/2024	40,000	43,297
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	40,000	42,739

TOTAL MUNICIPAL BONDS (Cost $687,199)		$712,863

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.88%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	215,821
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.723%, 09/11/2038 (P)	190,000	203,870
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	521,052
Series 2005-T20, Class A3,
5.149%, 10/12/2042 (P)	530,000	551,336
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.729%, 03/15/2049 (P)	216,668	220,183
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.546%, 01/15/2046 (P)	170,000	173,144
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	60,000	62,074
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3,
4.578%, 06/10/2048	100,000	102,495
Series 2001-2, Class A4,
6.290%, 08/11/2033	532,029	548,925

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	$400,000	$415,978
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	156,858
Series 2005-LDP5, Class A4,
5.195%, 12/15/2044 (P)	835,000	888,187
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	325,000	334,003
Series 2005-CB13, Class A3A1,
5.282%, 01/12/2043 (P)	80,000	82,815
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.950%, 07/15/2044 (P)	180,000	177,341
Merrill Lynch Mortgage Trust
Series 2006-C1, Class AM,
5.655%, 05/12/2039 (P)	800,000	704,507
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	443,293
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-2, Class A1
5.773%, 06/12/2046 (P)	126,102	127,054
Morgan Stanley Capital I,
Series 2007-T27, Class A4
5.649%, 06/11/2042 (P)	630,000	659,981
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	471,396
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592%, 12/18/2033	118,414	118,670
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	316,125
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	523,809

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,763,499)		$8,018,917

ASSET BACKED SECURITIES - 0.26%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	293,954
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3
1.670%, 01/15/2014	130,000	131,410

TOTAL ASSET BACKED SECURITIES (Cost $415,358)		$425,364

SHORT-TERM INVESTMENTS - 1.00%
Short-Term Securities - 1.00%
State Street Institutional US Government Money Market Fund, 0.0598%	$1,637,046	1,637,046

TOTAL SHORT-TERM INVESTMENTS (Cost $1,637,046)		$1,637,046

Total Investments (Total Bond Market Trust B)
(Cost $151,518,410) - 99.12%		$163,030,410
Other assets and liabilities, net - 0.88%		1,454,352

TOTAL NET ASSETS - 100.00%		$164,484,762

Total Stock Market Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.74%
Consumer Discretionary - 10.99%
Auto Components - 0.33%
American Axle & Manufacturing Holdings, Inc. (I)	1,576	$11,574
Amerigon, Inc. (I)	785	5,793
BorgWarner, Inc. (I)	2,945	109,966
Cooper Tire & Rubber Company	1,660	32,370
Dana Holding Corp. (I)	3,216	32,160
Dorman Products, Inc. (I)	527	10,714
Drew Industries, Inc. (I)	629	12,706
Exide Technologies (I)(L)	2,135	11,102
Federal Mogul Corp. (I)	2,579	33,579
Fuel Systems Solutions, Inc. (I)(L)	447	11,600
Gentex Corp.	3,535	63,559
Hawk Corp. (I)	341	8,678
Icahn Enterprises LP	1,894	69,983
Johnson Controls, Inc.	16,245	436,503
Modine Manufacturing Company (I)	1,044	8,018
Raser Technologies, Inc. (I)(L)	5,380	3,147
Spartan Motors, Inc.	933	3,919
Standard Motor Products, Inc.	572	4,616
Stoneridge, Inc. (I)	932	7,074
Superior Industries International, Inc. (L)	760	10,214
Tenneco, Inc. (I)	1,332	28,052
The Goodyear Tire & Rubber Company (I)	6,237	61,996
TRW Automotive Holdings Corp. (I)	3,019	83,234

		1,060,557
Automobiles - 0.32%
Ford Motor Company (I)(L)	85,329	860,116
Harley-Davidson, Inc. (L)	5,920	131,602
Thor Industries, Inc.	1,431	33,986
Winnebago Industries, Inc. (I)(L)	939	9,334

		1,035,038
Distributors - 0.07%
Audiovox Corp., Class A (I)	834	6,130
Core-Mark Holding Company, Inc. (I)	358	9,809
Genuine Parts Company	3,855	152,080
LKQ Corp. (I)	3,598	69,369

		237,388
Diversified Consumer Services - 0.35%
American Public Education, Inc. (I)(L)	485	21,195
Apollo Group, Inc., Class A (I)	3,993	169,583
Bridgepoint Education, Inc. (I)	1,381	21,834
Capella Education Company (I)	411	33,435
Career Education Corp. (I)(L)	2,121	48,825
Coinstar, Inc. (I)	784	33,688
Corinthian Colleges, Inc. (I)(L)	2,297	22,625
CPI Corp. (L)	134	3,004
DeVry, Inc.	1,788	93,852
Education Management Corp. (I)(L)	2,956	45,079
Grand Canyon Education, Inc. (I)(L)	1,175	27,530
H&R Block, Inc.	8,467	132,847
Hillenbrand, Inc.	1,560	33,368
ITT Educational Services, Inc. (I)(L)	886	73,556
K12, Inc. (I)	824	18,276
Learning Tree International, Inc. (I)	517	5,609
Lincoln Educational Services Corp. (I)	724	14,907
Mac-Gray Corp.	473	5,269
Matthews International Corp., Class A	756	22,136
Nobel Learning Communities, Inc. (I)(L)	372	2,195
Pre-Paid Legal Services, Inc. (I)(L)	284	12,919
Princeton Review, Inc. (I)	1,213	2,814
Regis Corp.	1,465	22,810

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Service Corp. International	6,475	$47,915
Sotheby’s (L)	1,738	39,748
Steiner Leisure, Ltd. (I)	383	14,723
Stewart Enterprises, Inc., Class A (L)	2,683	14,515
Stonemor Partners LP	452	9,266
Strayer Education, Inc. (L)	328	68,188
Universal Technical Institute, Inc.	645	15,248
Weight Watchers International, Inc.	1,933	49,659

		1,126,618
Hotels, Restaurants & Leisure - 1.93%
AFC Enterprises, Inc. (I)	941	8,563
Ambassadors Group, Inc.	649	7,327
Ameristar Casinos, Inc. (L)	1,458	21,957
Bally Technologies, Inc. (I)	1,407	45,573
Biglari Holdings, Inc. (I)	42	12,050
BJ’s Restaurants, Inc. (I)(L)	742	17,511
Bob Evans Farms, Inc.	755	18,588
Boyd Gaming Corp. (I)(L)	2,281	19,366
Brinker International, Inc.	2,625	37,958
Buffalo Wild Wings, Inc. (I)(L)	486	17,778
Burger King Holdings, Inc.	3,327	56,027
California Pizza Kitchen, Inc. (I)(L)	687	10,408
Caribou Coffee Co., Inc. (I)(L)	607	5,748
Carnival Corp.	15,573	470,928
Carrols Restaurant Group, Inc. (I)	696	3,181
CEC Entertainment, Inc. (I)	565	19,922
Cedar Fair LP	1,453	17,901
Chipotle Mexican Grill, Inc., Class A (I)	806	110,269
Choice Hotels International, Inc.	1,424	43,019
Churchill Downs, Inc.	397	13,022
CKE Restaurants, Inc.	1,565	19,609
Cracker Barrel Old Country Store, Inc. (L)	568	26,446
Darden Restaurants, Inc.	3,483	135,315
Denny’s Corp. (I)	3,079	8,005
DineEquity, Inc. (I)	485	13,541
Domino’s Pizza, Inc. (I)	1,549	17,504
Dover Downs Gaming & Entertainment, Inc.	1,084	3,133
Einstein Noah Restaurant Group, Inc. (I)	528	5,697
Empire Resorts, Inc. (I)	1,227	2,000
Frischs Restaurants, Inc. (L)	223	4,487
Gaylord Entertainment Company (I)(L)	1,164	25,713
Great Wolf Resorts, Inc. (I)	1,360	2,829
Hyatt Hotels Corp., Class A (I)(L)	4,374	162,232
International Game Technology	7,480	117,436
International Speedway Corp., Class A	1,154	29,727
Interval Leisure Group, Inc. (I)	1,530	19,049
Isle of Capri Casinos, Inc. (I)(L)	967	8,954
Jack in the Box, Inc. (I)	1,358	26,413
Krispy Kreme Doughnuts, Inc. (I)	2,345	7,903
Landry’s Restaurants, Inc. (I)	483	11,814
Las Vegas Sands Corp. (I)(L)	16,684	369,384
Life Time Fitness, Inc. (I)	1,080	34,333
Luby’s, Inc. (I)(L)	908	3,496
Marcus Corp.	908	8,590
Marriott International, Inc., Class A (L)	8,920	267,065
McCormick & Schmick’s Seafood Restaurants, Inc. (I)	594	4,431
McDonald’s Corp.	26,995	1,778,161
MGM Resorts International (I)(L)	11,197	107,939
Monarch Casino & Resort, Inc. (I)	603	6,108
Morgans Hotel Group Company (I)(L)	1,110	6,838
Multimedia Games, Inc. (I)	1,173	5,279
O’Charley’s, Inc. (I)	864	4,579
Orient Express Hotels, Ltd., Class A (I)(L)	2,148	15,895
P.F. Chang’s China Bistro, Inc.	587	$23,275
Panera Bread Company (I)	761	57,296
Papa John’s International, Inc. (I)	701	16,207
Peet’s Coffee & Tea, Inc. (I)(L)	412	16,179
Penn National Gaming, Inc. (I)	1,956	45,184
Pinnacle Entertainment, Inc. (I)	1,680	15,893
Red Lion Hotels Corp. (I)	788	4,704
Red Robin Gourmet Burgers, Inc. (I)	453	7,773
Royal Caribbean Cruises, Ltd. (I)(L)	5,405	123,072
Ruby Tuesday, Inc. (I)(L)	1,518	12,903
Ruth’s Hospitality Group, Inc. (I)(L)	760	3,177
Scientific Games Corp. (I)	2,387	21,960
Shuffle Master, Inc. (I)	1,636	13,104
Sonic Corp. (I)	1,653	12,811
Speedway Motorsports, Inc.	1,114	15,106
Starbucks Corp.	18,721	454,920
Starwood Hotels & Resorts
Worldwide, Inc. (L)	4,682	193,975
Texas Roadhouse, Inc., Class A (I)(L)	1,825	23,032
The Cheesecake Factory, Inc. (I)	1,536	34,191
Vail Resorts, Inc. (I)(L)	903	31,524
Wendy’s/Arby’s Group, Inc., Class A	11,848	47,392
WMS Industries, Inc. (I)(L)	1,380	54,165
Wyndham Worldwide Corp.	4,512	90,872
Wynn Resorts, Ltd. (L)	3,108	237,047
Yum! Brands, Inc.	11,750	458,720

		6,231,483
Household Durables - 0.56%
American Greetings Corp., Class A	1,063	19,942
Beazer Homes USA, Inc. (I)(L)	1,301	4,723
Blyth, Inc.	267	9,097
Brookfield Homes Corp. (I)	957	6,450
Cavco Industries, Inc. (I)	220	7,740
CSS Industries, Inc.	321	5,297
D.R. Horton, Inc.	8,074	79,367
Ethan Allen Interiors, Inc. (L)	843	11,794
Fortune Brands, Inc.	3,862	151,313
Furniture Brands International, Inc. (I)	1,706	8,905
Garmin, Ltd. (L)	5,057	147,563
Harman International Industries, Inc. (I)	1,775	53,055
Helen of Troy, Ltd. (I)	821	18,111
Hooker Furniture Corp.	426	4,541
Hovnanian Enterprises, Inc., Class A (I)(L)	2,447	9,005
iRobot Corp. (I)(L)	728	13,679
Jarden Corp.	2,302	61,855
KB Home	2,244	24,684
Kid Brands, Inc. (I)	879	6,179
La-Z-Boy, Inc. (I)	1,430	10,625
Leggett & Platt, Inc.	3,693	74,082
Lennar Corp., Class A (L)	4,099	57,017
Libbey, Inc. (I)	261	3,388
M/I Homes, Inc. (I)	494	4,762
MDC Holdings, Inc.	1,199	32,313
Meritage Homes Corp. (I)	854	13,903
Mohawk Industries, Inc. (I)	1,725	78,936
National Presto Industries, Inc. (L)	167	15,508
Newell Rubbermaid, Inc. (L)	7,011	102,641
NVR, Inc. (I)(L)	150	98,255
Pulte Group, Inc. (I)	9,735	80,606
Ryland Group, Inc. (L)	1,194	18,889
Sealy Corp. (I)	2,735	7,302
Skyline Corp.	279	5,025
Standard Pacific Corp. (I)(L)	2,911	9,694
Stanley Black & Decker, Inc.	3,358	169,646

92

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PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Stanley Furniture Company, Inc. (I)(L)	419	$1,701
Tempur-Pedic International, Inc. (I)	1,861	57,226
Toll Brothers, Inc. (I)(L)	4,180	68,385
Tupperware Brands Corp.	1,614	64,318
Universal Electronics, Inc. (I)	417	6,935
Whirlpool Corp.	1,882	165,277

		1,789,734
Internet & Catalog Retail - 0.63%
1-800-Flowers.com, Inc., Class A (I)	2,074	4,272
Amazon.com, Inc. (I)(L)	11,188	1,222,401
Blue Nile, Inc. (I)(L)	391	18,408
drugstore.com, Inc. (I)(L)	3,397	10,463
Expedia, Inc.	7,267	136,474
Gaiam, Inc., Class A	868	5,269
HSN, Inc. (I)	1,482	35,568
Liberty Media Corp. - Interactive, Class A (Tracking Stock) (I)	14,985	157,343
NetFlix, Inc. (I)	1,360	147,764
NutriSystem, Inc.	796	18,260
Orbitz Worldwide, Inc. (I)	2,470	9,411
Overstock.com, Inc. (I)	678	12,251
PetMed Express, Inc. (L)	647	11,517
priceline.com, Inc. (I)(L)	1,117	197,195
Shutterfly, Inc. (I)	738	17,682
US Auto Parts Network, Inc. (I)	1,037	6,222
ValueVision Media, Inc. (I)	1,133	2,005
Vitacost.com, Inc. (I)	508	4,567

		2,017,072
Leisure Equipment & Products - 0.17%
Arctic Cat, Inc. (I)(L)	718	6,541
Brunswick Corp. (L)	2,310	28,713
Callaway Golf Company (L)	1,865	11,265
Eastman Kodak Company (I)(L)	7,100	30,814
Hasbro, Inc.	3,376	138,754
Jakks Pacific, Inc. (I)(L)	799	11,490
Johnson Outdoors, Inc. (I)	529	5,951
Leapfrog Enterprises, Inc. (I)	2,008	8,072
Marine Products Corp. (I)	1,143	6,469
Mattel, Inc.	9,007	190,588
Polaris Industries, Inc. (L)	824	45,007
Pool Corp. (L)	1,235	27,071
RC2 Corp. (I)	636	10,246
Smith & Wesson Holding Corp. (I)(L)	1,683	6,883
Sport Supply Group, Inc.	568	7,645
Steinway Musical Instruments, Inc. (I)	327	5,817
Sturm Ruger & Company, Inc.	542	7,767

		549,093
Media - 2.92%
Alloy, Inc. (I)	659	6,181
Arbitron, Inc.	721	18,479
Belo Corp., Class A (I)	2,730	15,534
Cablevision Systems Corp., Class A	7,500	180,075
Carmike Cinemas, Inc. (I)	435	2,636
CBS Corp., Class B	17,172	222,034
Cinemark Holdings, Inc. (L)	2,769	36,412
CKX, Inc. (I)(L)	2,791	13,927
Clear Channel Outdoor Holdings, Inc., Class A (I)	9,238	80,186
Comcast Corp., Class A	72,182	1,253,801
Crown Media Holdings, Inc. (I)(L)	3,574	6,290
Cumulus Media, Inc., Class A (I)	1,517	4,050
DIRECTV, Class A (I)	22,920	777,446
Discovery Communications, Inc., Series A (I)(L)	7,038	$251,327
DISH Network Corp.	11,196	203,207
DreamWorks Animation SKG, Inc. (I)	2,149	61,354
Entercom Communications Corp. (I)(L)	1,127	9,940
Entravision Communications Corp. (I)	3,353	7,075
EW Scripps Company (I)	1,307	9,711
Fisher Communications, Inc. (I)	347	5,843
Gannett Company, Inc.	6,039	81,285
Global Traffic Network, Inc. (I)	828	4,455
Gray Television, Inc. (I)	1,835	4,422
Harte-Hanks, Inc.	1,749	18,277
Interactive Data Corp.	2,296	76,640
John Wiley & Sons, Inc.	1,367	52,862
Journal Communications, Inc. (I)	1,765	7,007
Knology, Inc. (I)	1,122	12,263
Lamar Advertising Company, Class A (I)(L)	2,335	57,254
Lee Enterprises, Inc. (I)(L)	1,081	2,778
Liberty Global, Inc., Series A (I)	6,643	172,652
Liberty Media Corp -Capital, Series A (I)	2,382	99,830
LIN TV Corp. (I)	1,823	9,862
Live Nation Entertainment, Inc. (I)	4,329	45,238
LodgeNet Interactive Corp. (I)	781	2,898
Madison Square Garden, Inc., Class A (I)	1,911	37,589
Martha Stewart Living Omnimedia, Inc., Class A (I)(L)	1,185	5,830
McClatchy Company, Class A (I)(L)	2,491	9,067
Media General, Inc., Class A (I)(L)	760	7,418
Mediacom Communications Corp., Class A (I)	2,003	13,460
Meredith Corp.	1,091	33,963
Morningstar, Inc. (I)	1,201	51,067
National CineMedia, Inc.	1,150	19,159
News Corp., Class A	65,733	786,167
Nexstar Broadcasting Group, Inc. (I)	954	4,179
Omnicom Group, Inc.	7,790	267,197
Outdoor Channel Holdings, Inc. (I)	836	3,904
Playboy Enterprises, Inc., Class B (I)	1,549	6,506
PRIMEDIA, Inc.	1,484	4,348
RCN Corp. (I)	1,208	17,890
Reading International, Inc. (I)(L)	1,170	4,645
Regal Entertainment Group	3,802	49,578
Rentrak Corp. (I)	417	10,146
Scholastic Corp.	917	22,118
Scripps Networks Interactive, Inc., Class A	4,088	164,910
Sinclair Broadcast Group, Inc., Class A (I)	2,293	13,368
Sirius XM Radio, Inc. (I)	95,235	90,426
The Interpublic Group of Companies, Inc. (I)	12,409	88,476
The McGraw-Hill Companies, Inc.	7,873	221,546
The New York Times Company, Class A (I)(L)	3,738	32,334
The Walt Disney Company	48,698	1,533,987
The Washington Post Company, Class B	231	94,821
Time Warner Cable, Inc.	8,814	459,033
Time Warner, Inc.	28,901	835,528
Valassis Communications, Inc. (I)	1,244	39,460
Value Line, Inc.	304	5,515
Viacom, Inc., Class B	15,179	476,165
Virgin Media, Inc.	8,321	138,877
Warner Music Group Corp. (I)	4,067	19,766
Westwood One, Inc. (I)	504	4,974
World Wrestling Entertainment, Inc., Class A	1,968	30,622

		9,417,270
Multiline Retail - 0.83%
99 Cents Only Stores (I)	1,790	26,492
Big Lots, Inc. (I)	2,091	67,100

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
☺
COMMON STOCKS (continued)
Multiline Retail (continued)
Dillard’s, Inc., Class A (L)	1,893	$40,700
Dollar General Corp. (I)(L)	8,606	237,095
Dollar Tree, Inc. (I)	3,272	136,193
Family Dollar Stores, Inc.	3,419	128,862
Fred’s, Inc., Class A	1,116	12,343
J.C. Penney Company, Inc.	5,932	127,419
Kohl’s Corp. (I)	7,675	364,563
Macy’s, Inc.	10,663	190,868
Nordstrom, Inc. (L)	5,468	176,015
Retail Ventures, Inc. (I)	1,498	11,714
Saks, Inc. (I)(L)	4,077	30,944
Sears Holdings Corp. (I)(L)	2,889	186,774
Target Corp.	18,701	919,528
The Bon-Ton Stores, Inc. (I)(L)	601	5,860
Tuesday Morning Corp. (I)	1,447	5,774

		2,668,244
Specialty Retail - 2.18%
Aaron, Inc., Class B (L)	2,022	34,516
Abercrombie & Fitch Company, Class A (L)	2,222	68,193
Advance Auto Parts, Inc.	2,349	117,873
Aeropostale, Inc. (I)	2,484	71,142
American Eagle Outfitters, Inc.	5,206	61,171
Americas Car-Mart, Inc. (I)	357	8,079
AnnTaylor Stores Corp. (I)(L)	1,540	25,056
Asbury Automotive Group, Inc. (I)	954	10,055
AutoNation, Inc. (I)(L)	4,337	84,572
AutoZone, Inc. (I)	1,227	237,081
Barnes & Noble, Inc. (L)	1,504	19,402
Bebe Stores, Inc.	2,326	14,886
Bed Bath & Beyond, Inc. (I)	6,573	243,727
Best Buy Company, Inc.	10,536	356,749
Big 5 Sporting Goods Corp.	653	8,580
Books-A-Million, Inc.	615	3,702
Borders Group, Inc. (I)	2,331	3,100
Brown Shoe Company, Inc.	1,176	17,852
Cabela’s, Inc. (I)(L)	1,758	24,858
CarMax, Inc. (I)(L)	5,637	112,176
Casual Male Retail Group, Inc. (I)	1,509	5,161
Charming Shoppes, Inc. (I)	3,230	12,113
Chico’s FAS, Inc.	4,502	44,480
Christopher & Banks Corp.	1,110	6,871
Citi Trends, Inc. (I)	394	12,978
Coldwater Creek, Inc. (I)(L)	2,655	8,921
Collective Brands, Inc. (I)(L)	1,624	25,659
Conn’s, Inc. (I)	634	3,728
Destination Maternity Corp. (I)	197	4,984
Dick’s Sporting Goods, Inc. (I)	2,851	70,961
DSW, Inc., Class A (I)(L)	1,164	26,143
Express, Inc. (I)	2,209	36,161
Foot Locker, Inc.	3,936	49,672
GameStop Corp., Class A (I)(L)	4,198	78,880
Genesco, Inc. (I)	526	13,839
Group 1 Automotive, Inc. (I)(L)	657	15,459
Guess?, Inc.	2,313	72,258
Gymboree Corp. (I)(L)	743	31,734
Haverty Furniture Companies, Inc.	696	8,554
hhgregg, Inc. (I)(L)	1,021	23,810
Hibbett Sports, Inc. (I)	783	18,761
Home Depot, Inc.	42,782	1,200,891
Hot Topic, Inc. (L)	1,207	6,132
J. Crew Group, Inc. (I)(L)	1,611	59,301
Jo-Ann Stores, Inc. (I)	711	26,670
Jos. A. Bank Clothiers, Inc. (I)(L)	461	24,889
Kirklands, Inc. (I)	591	9,973
Limited Brands, Inc.	8,102	$178,811
Lithia Motors, Inc., Class A (L)	616	3,807
Lowe’s Companies, Inc.	36,728	749,986
Lumber Liquidators Holdings, Inc. (I)(L)	736	17,171
MarineMax, Inc. (I)	624	4,331
Midas, Inc. (I)	483	3,705
Monro Muffler Brake, Inc.	527	20,832
New York & Company, Inc. (I)	1,749	4,005
O’Reilly Automotive, Inc. (I)(L)	3,436	163,416
Office Depot, Inc. (I)	8,120	32,805
OfficeMax, Inc. (I)	2,149	28,066
Pacific Sunwear of California, Inc. (I)(L)	1,943	6,218
Penske Auto Group, Inc. (I)	2,459	27,934
PEP Boys - Manny, Moe & Jack	1,510	13,379
PetSmart, Inc.	3,089	93,195
Pier 1 Imports, Inc. (I)(L)	2,797	17,929
RadioShack Corp.	3,196	62,354
Rent-A-Center, Inc. (I)	1,666	33,753
Ross Stores, Inc.	3,091	164,719
Rue21, Inc. (I)	355	10,771
Sally Beauty Holdings, Inc. (I)(L)	4,616	37,851
Select Comfort Corp. (I)	1,361	11,909
Shoe Carnival, Inc. (I)	412	8,450
Signet Jewelers, Ltd. (I)	2,155	59,263
Sonic Automotive, Inc. (I)(L)	852	7,293
Stage Stores, Inc.	1,084	11,577
Staples, Inc.	18,198	346,672
Stein Mart, Inc. (I)	1,168	7,277
Syms Corp. (I)	523	3,687
Systemax, Inc.	974	14,678
Talbots, Inc. (I)	1,620	16,702
The Buckle, Inc. (L)	1,168	37,867
The Cato Corp., Class A	771	16,977
The Children’s Place Retail Stores, Inc. (I)(L)	693	30,506
The Dress Barn, Inc. (I)	1,824	43,429
The Finish Line, Inc., Class A	1,437	20,017
The Gap, Inc.	17,494	340,433
The Men’s Wearhouse, Inc.	1,330	24,419
The Wet Seal, Inc., Class A (I)	2,725	9,946
Tiffany & Company (L)	3,135	118,848
TJX Companies, Inc.	10,527	441,608
Tractor Supply Company	902	54,995
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	1,515	35,845
Urban Outfitters, Inc. (I)	4,220	145,126
Vitamin Shoppe, Inc. (I)	340	8,721
West Marine, Inc. (I)(L)	865	9,411
Williams-Sonoma, Inc. (L)	2,719	67,486
Winmark Corp.	246	8,234
Zale Corp. (I)	1,041	1,645
Zumiez, Inc. (I)	860	13,855

		7,013,667
Textiles, Apparel & Luxury Goods - 0.70%
American Apparel, Inc. (I)	2,036	3,726
Carter’s, Inc. (I)	1,425	37,406
Cherokee, Inc.	317	5,421
Coach, Inc.	7,881	288,051
Columbia Sportswear Company	825	38,503
Crocs, Inc. (I)(L)	2,314	24,482
Deckers Outdoor Corp. (I)	329	47,004
Fossil, Inc. (I)	1,677	58,192
G-III Apparel Group, Ltd. (I)	515	11,788
Hanesbrands, Inc. (I)	2,419	58,201
Iconix Brand Group, Inc. (I)	1,874	26,929
Joe’s Jeans, Inc. (I)	1,189	2,354

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Jones Apparel Group, Inc.	2,251	$35,678
K-Swiss, Inc., Class A (I)	1,064	11,949
Kenneth Cole Productions, Inc., Class A (I)	623	6,859
Liz Claiborne, Inc. (I)(L)	2,592	10,938
Maidenform Brands, Inc. (I)	651	13,254
Movado Group, Inc. (I)(L)	758	8,095
NIKE, Inc., Class B	12,169	822,016
Oxford Industries, Inc.	535	11,198
Perry Ellis International, Inc. (I)	504	10,181
Phillips-Van Heusen Corp.	1,298	60,058
Polo Ralph Lauren Corp. (L)	2,478	180,795
Quiksilver, Inc. (I)(L)	3,575	13,228
Skechers U.S.A., Inc., Class A (I)(L)	1,191	43,495
Steven Madden, Ltd. (I)	721	22,726
The Timberland Company, Class A (I)	1,467	23,692
The Warnaco Group, Inc. (I)	1,141	41,236
True Religion Apparel, Inc. (I)(L)	701	15,471
Under Armour, Inc., Class A (I)(L)	1,285	42,572
Unifi, Inc. (I)	2,277	8,698
Unifirst Corp.	500	22,010
VF Corp.	2,746	195,460
Volcom, Inc. (I)(L)	719	13,352
Weyco Group, Inc.	346	7,882
Wolverine World Wide, Inc.	1,223	30,844

		2,253,744

		35,399,908
Consumer Staples - 9.97%
Beverages - 2.05%
Boston Beer Company, Inc. (I)(L)	429	28,936
Brown Forman Corp.	3,884	222,281
Central European Distribution Corp. (I)	1,544	33,011
Coca-Cola Bottling Company Consolidated	267	12,795
Coca-Cola Enterprises, Inc.	12,471	322,500
Constellation Brands, Inc., Class A (I)	5,815	90,830
Dr. Pepper Snapple Group, Inc.	6,438	240,717
Hansen Natural Corp. (I)	2,264	88,545
Heckmann Corp. (I)	1,433	6,649
Molson Coors Brewing Company	4,181	177,107
National Beverage Corp.	1,298	15,939
PepsiCo, Inc.	40,403	2,462,563
The Coca-Cola Company	58,068	2,910,368

		6,612,241
Food & Staples Retailing - 2.57%
Arden Group, Inc.	92	8,084
BJ’s Wholesale Club, Inc. (I)	1,352	50,038
Casey’s General Stores, Inc.	1,295	45,196
Costco Wholesale Corp. (L)	10,976	601,814
CVS Caremark Corp.	34,991	1,025,936
Ingles Markets, Inc.	723	10,881
Nash Finch Company	373	12,742
Pricesmart, Inc.	787	18,282
Rite Aid Corp. (I)	24,783	24,287
Ruddick Corp.	1,211	37,529
Safeway, Inc.	9,745	191,587
Spartan Stores, Inc.	646	8,863
SUPERVALU, Inc. (L)	5,437	58,937
Susser Holdings Corp. (I)	511	6,025
Sysco Corp.	15,031	429,436
The Andersons, Inc.	533	17,370
The Great Atlantic & Pacific Tea Company, Inc. (I)(L)	1,661	6,478
The Kroger Company	16,271	320,376
The Pantry, Inc. (I)	626	8,833
United Natural Foods, Inc. (I)	1,152	$34,422
Village Super Market, Inc.	374	9,818
Wal-Mart Stores, Inc.	93,953	4,516,321
Walgreen Company	24,789	661,866
Weis Markets, Inc.	679	22,346
Whole Foods Market, Inc. (I)(L)	3,989	143,684
Winn-Dixie Stores, Inc. (I)	1,505	14,508

		8,285,659
Food Products - 1.86%
Alico, Inc. (L)	233	5,354
American Dairy, Inc. (I)(L)	371	5,917
American Italian Pasta Company, Class A (I)	557	29,449
Archer-Daniels-Midland Company	16,241	419,343
B&G Foods, Inc.	1,133	12,214
Bunge, Ltd. (L)	3,517	173,001
Cal-Maine Foods, Inc.	676	21,585
Calavo Growers, Inc. (L)	469	8,423
Campbell Soup Company	8,716	312,294
Chiquita Brands International, Inc. (I)(L)	1,268	15,406
ConAgra Foods, Inc.	11,240	262,117
Corn Products International, Inc.	1,952	59,146
Darling International, Inc. (I)	2,379	17,866
Dean Foods Company (I)(L)	4,831	48,648
Del Monte Foods Company	5,115	73,605
Diamond Foods, Inc. (L)	447	18,372
Dole Food Company, Inc. (I)	876	9,137
Farmer Brothers Company	481	7,258
Flowers Foods, Inc. (L)	2,359	57,630
Fresh Del Monte Produce, Inc. (I)(L)	1,688	34,165
General Mills, Inc.	16,628	590,627
Green Mountain Coffee Roasters, Inc. (I)(L)	3,424	87,997
Griffin Land & Nurseries, Inc.	159	4,039
H.J. Heinz Company	7,986	345,155
Harbinger Group, Inc. (I)	878	5,514
Hormel Foods Corp.	3,398	137,551
Imperial Sugar Company (L)	441	4,454
J & J Snack Foods Corp.	507	21,345
John B. Sanfilippo & Son, Inc. (I)	553	8,002
Kellogg Company	9,610	483,383
Kraft Foods, Inc., Class A	42,133	1,179,724
Lancaster Colony Corp.	721	38,473
Lance, Inc.	887	14,627
Lifeway Foods, Inc. (I)	557	5,425
McCormick & Company, Inc.	3,182	120,789
Mead Johnson Nutrition Company	5,181	259,672
Omega Protein Corp. (I)	838	3,360
Ralcorp Holdings, Inc. (I)	1,384	75,843
Reddy Ice Holdings, Inc. (I)	772	2,494
Sanderson Farms, Inc. (L)	564	28,617
Sara Lee Corp.	17,652	248,893
Seneca Foods Corp., Class A (I)	130	4,194
Smart Balance, Inc. (I)	1,817	7,432
Smithfield Foods, Inc. (I)(L)	3,715	55,354
The Hain Celestial Group, Inc. (I)	1,177	23,740
The Hershey Company (L)	5,000	239,650
The J.M. Smucker Company	3,018	181,744
Tootsie Roll Industries, Inc. (L)	1,526	36,090
TreeHouse Foods, Inc. (I)(L)	857	39,131
Tyson Foods, Inc., Class A	9,600	157,344

		6,001,593
Household Products - 1.98%
Church & Dwight Company, Inc.	1,705	106,921
Clorox Company	3,441	213,893

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Colgate-Palmolive Company	12,394	$976,151
Energizer Holdings, Inc. (I)	1,736	87,286
Kimberly-Clark Corp.	10,412	631,280
Oil-Dri Corp of America	330	7,574
Orchids Paper Products Company (I)	210	2,730
The Procter & Gamble Company	72,145	4,327,257
WD-40 Company	513	17,134

		6,370,226
Personal Products - 0.28%
Alberto-Culver Company	2,376	64,366
Avon Products, Inc.	10,809	286,439
Elizabeth Arden, Inc. (I)	827	12,008
Estee Lauder Companies, Inc., Class A	4,956	276,198
Herbalife, Ltd.	1,538	70,825
Inter Parfums, Inc.	980	13,945
Mannatech, Inc. (I)	1,004	1,998
Medifast, Inc. (I)(L)	439	11,374
NBTY, Inc. (I)	1,636	55,640
Nu Skin Enterprises, Inc., Class A	1,612	40,187
Nutraceutical International Corp. (I)	486	7,416
Prestige Brands Holdings, Inc. (I)	1,458	10,323
Revlon, Inc. (I)	1,393	15,546
Schiff Nutrition International, Inc. (L)	920	6,550
The Female Health Company	958	4,972
USANA Health Sciences, Inc. (I)	444	16,219

		894,006
Tobacco - 1.23%
Alliance One International, Inc. (I)(L)	2,622	9,334
Altria Group, Inc.	52,287	1,047,831
Lorillard, Inc.	3,839	276,331
Philip Morris International, Inc.	47,346	2,170,341
Reynolds American, Inc.	7,267	378,756
Star Scientific, Inc. (I)(L)	2,853	4,679
Universal Corp.	639	25,356
Vector Group, Ltd. (L)	1,901	31,975

		3,944,603

		32,108,328
Energy - 10.35%
Electric Utilities - 0.16%
Nextera Energy, Inc.	10,416	507,884
Energy Equipment & Services - 1.61%
Allis-Chalmers Energy, Inc. (I)	2,212	4,557
Atwood Oceanics, Inc. (I)(L)	1,611	41,113
Baker Hughes, Inc.	10,834	450,369
Basic Energy Services, Inc. (I)(L)	1,218	9,379
Bolt Technology Corp. (I)(L)	314	2,748
Boots & Coots, Inc. (I)	2,562	7,558
Bristow Group, Inc. (I)	771	22,667
Bronco Drilling Company, Inc. (I)(L)	927	3,105
Cal Dive International, Inc. (I)	2,508	14,672
Cameron International Corp. (I)	6,172	200,713
CARBO Ceramics, Inc. (L)	591	42,664
Complete Production Services, Inc. (I)	2,087	29,844
Dawson Geophysical Company (I)	276	5,871
Diamond Offshore Drilling, Inc. (L)	3,475	216,110
Dresser-Rand Group, Inc. (I)	2,003	63,195
Dril-Quip, Inc. (I)	1,004	44,196
ENGlobal Corp. (I)	813	1,675
Exterran Holdings, Inc. (I)	1,650	42,587
Exterran Partners LP	655	14,744
FMC Technologies, Inc. (I)(L)	3,076	161,982
Geokinetics, Inc. (I)	470	1,800
Global Industries, Ltd. (I)(L)	3,008	$13,506
Gulf Islands Fabrication, Inc.	492	7,636
Gulfmark Offshore, Inc., Class A (I)	708	18,550
Halliburton Company (L)	22,831	560,501
Helix Energy Solutions Group, Inc. (I)	2,831	30,490
Helmerich & Payne, Inc.	2,656	96,997
Hercules Offshore, Inc. (I)	2,946	7,159
Hornbeck Offshore Services, Inc. (I)(L)	736	10,746
ION Geophysical Corp. (I)(L)	3,090	10,753
Key Energy Services, Inc. (I)(L)	3,345	30,707
Lufkin Industries, Inc.	760	29,632
Matrix Service Company (I)	756	7,038
Nabors Industries, Ltd. (I)	7,215	127,128
National Oilwell Varco, Inc.	10,553	348,988
Natural Gas Services Group, Inc. (I)	399	6,037
Newpark Resources, Inc. (I)	2,634	15,936
Oceaneering International, Inc. (I)	1,374	61,693
Oil States International, Inc. (I)	1,258	49,792
OYO Geospace Corp. (I)	207	10,035
Parker Drilling Company (I)(L)	3,343	13,205
Patterson-UTI Energy, Inc.	3,984	51,274
PHI, Inc. (I)	143	2,015
Pioneer Drilling Company (I)	1,558	8,834
Pride International, Inc. (I)	4,403	98,363
Rowan Companies, Inc. (I)(L)	2,860	62,748
RPC, Inc. (L)	2,580	35,217
Schlumberger, Ltd. (L)	30,092	1,665,291
SEACOR Holdings, Inc. (I)	481	33,987
Smith International, Inc.	5,876	221,231
Superior Energy Services, Inc. (I)	2,023	37,769
Superior Well Services, Inc. (I)(L)	805	13,460
T-3 Energy Services, Inc. (I)	409	11,411
TetraTechnologies, Inc. (I)	2,103	19,095
Tidewater, Inc.	1,245	48,206
Union Drilling, Inc. (I)	846	4,661
Unit Corp. (I)	1,193	48,424
Vantage Drilling Company (I)	2,477	3,344

		5,203,408
Oil, Gas & Consumable Fuels - 8.58%
Alliance Holdings GP LP	1,543	54,252
Alliance Resource Partners LP	956	42,991
Alon USA Energy, Inc. (L)	1,298	8,255
Alpha Natural Resources, Inc. (I)	2,747	93,041
American Oil & Gas, Inc. (I)	922	5,790
Anadarko Petroleum Corp.	12,405	447,696
Apache Corp.	8,440	710,564
Apco Oil and Gas International, Inc.	783	18,408
Approach Resources, Inc. (I)	861	5,924
Arch Coal, Inc.	4,200	83,202
Arena Resources, Inc. (I)	1,014	32,347
Atlas Energy, Inc. (I)	2,022	54,736
Atlas Pipeline Holdings LP (I)	1,421	5,670
Atlas Pipeline Partners LP (I)	1,466	14,162
ATP Oil & Gas Corp. (I)(L)	1,256	13,301
Berry Petroleum Company, Class A (L)	1,225	31,507
Bill Barrett Corp. (I)	1,183	36,401
Boardwalk Pipeline Partners LP	3,977	119,628
BP Prudhoe Bay Royalty Trust (L)	469	41,811
BPZ Resources, Inc. (I)(L)	3,197	13,268
BreitBurn Energy Partners LP	1,480	22,082
Brigham Exploration Company (I)	2,445	37,604
Buckeye GP Holdings LP	722	27,970
Buckeye Partners LP	1,225	72,324
Cabot Oil & Gas Corp. (L)	2,634	82,497

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Callon Pete Company (I)(L)	868	$5,468
Calumet Specialty Products Partners LP	688	12,164
Capital Product Partners LP	871	7,003
Carrizo Oil & Gas, Inc. (I)(L)	895	13,899
Cheniere Energy Partners LP	4,247	72,454
Cheniere Energy, Inc. (I)(L)	1,624	4,580
Chesapeake Energy Corp.	16,478	345,214
Chevron Corp.	50,480	3,425,573
Cimarex Energy Company	2,117	151,535
Clayton Williams Energy, Inc. (I)	357	15,037
Clean Energy Fuels Corp. (I)(L)	1,617	24,158
Cobalt International Energy, Inc. (I)	7,403	55,152
Comstock Resources, Inc. (I)	1,226	33,985
Concho Resources, Inc. (I)	2,248	124,382
ConocoPhillips	37,405	1,836,211
CONSOL Energy, Inc.	5,105	172,345
Contango Oil & Gas Company (I)	436	19,511
Continental Resources, Inc. (I)(L)	4,302	191,955
Copano Energy LLC	1,451	39,873
CREDO Petroleum Corp. (I)	422	3,106
Crimson Exploration, Inc. (I)	1,353	3,613
Cross Timbers Royalty Trust	242	8,410
Crosstex Energy LP (I)	1,515	15,968
Crosstex Energy, Inc. (I)	1,640	10,512
CVR Energy, Inc. (I)(L)	2,329	17,514
DCP Midstream Partners LP	768	24,530
Delek US Holdings, Inc.	1,516	11,067
Delta Petroleum Corp. (I)(L)	7,769	6,681
Denbury Resources, Inc. (I)	10,063	147,322
Devon Energy Corp.	11,218	683,401
DHT Holdings, Inc.	1,175	4,524
Dorchester Minerals LP	835	21,359
Duncan Energy Partners LP	1,508	40,173
Eagle Rock Energy Partners LP	2,032	10,485
El Paso Corp.	17,732	197,003
El Paso Pipeline Partners LP	3,146	90,196
Enbridge Energy Management LLC (I)	449	22,899
Enbridge Energy Partners LP	1,889	99,021
Encore Energy Partners LP	1,289	22,093
Endeavour International Corp. (I)(L)	4,045	4,288
Energy Partners, Ltd. (I)	509	6,215
Energy Transfer Equity LP	5,554	187,448
Energy Transfer Partners LP	4,189	194,370
Energy Xxi Bermuda, Ltd. (I)	1,032	16,285
Enterprise GP Holdings LP	3,495	165,768
Enterprise Products Partners LP	14,839	524,855
EOG Resources, Inc.	6,365	626,125
EV Energy Partner LP	480	14,976
EXCO Resources, Inc.	5,454	79,683
Exxon Mobil Corp.	127,689	7,287,211
Forest Oil Corp. (I)	2,912	79,672
Frontier Oil Corp.	2,762	37,149
FX Energy, Inc. (I)(L)	1,531	5,542
Gastar Exploration, Ltd. (I)	1,774	6,404
General Maritime Corp.	1,621	9,791
Genesis Energy LP	1,132	21,689
Georesources, Inc. (I)	522	7,271
Global Partners LP	456	10,255
GMX Resources, Inc. (I)(L)	635	4,121
Goodrich Petroleum Corp. (I)	1,032	12,384
Green Plains Renewable Energy, Inc. (I)	861	8,799
GreenHunter Energy, Inc. (I)	4,205	3,869
Gulfport Energy Corp. (I)	1,213	14,386
Harvest Natural Resources, Inc. (I)(L)	1,171	8,630
Hess Corp.	8,224	413,996
Holly Corp.	1,347	$35,803
Holly Energy Partners LP	307	13,453
Houston American Energy Corp.	599	5,906
Hugoton Royalty Trust	1,082	20,536
Hyperdynamics Corp. (I)(L)	3,810	4,153
Inergy Holdings LP	1,542	40,770
Inergy LP	1,534	60,700
International Coal Group, Inc. (I)(L)	4,341	16,713
James River Coal Company (I)(L)	776	12,354
K-Sea Transportation Partners LP	482	2,371
Kinder Morgan Energy Partners LP	4,913	319,640
Kinder Morgan Management LLC (I)	2,054	116,236
Kodiak Oil & Gas Corp. (I)	3,713	11,844
Legacy Reserves LP	925	20,831
Linn Energy LLC	3,008	79,862
Magellan Midstream Partners LP	1,546	72,276
Magnum Hunter Resources Corp. (I)	1,089	4,748
Marathon Oil Corp.	17,773	552,563
Mariner Energy, Inc. (I)	2,670	57,352
Markwest Energy Partners LP	1,712	56,017
Martin Midstream Partners LP	438	13,578
Massey Energy Company	2,480	67,828
McMoRan Exploration Company (I)	2,357	26,186
Murphy Oil Corp.	4,787	237,196
Natural Resource Partners LP	1,833	43,332
Newfield Exploration Company (I)	3,363	164,316
Noble Energy, Inc.	4,346	262,194
Northern Oil and Gas, Inc. (I)	1,097	14,085
NuStar Energy LP	1,282	73,574
NuStar GP Holdings LLC	1,048	32,236
Occidental Petroleum Corp.	20,411	1,574,709
ONEOK Partners LP	2,230	143,367
Overseas Shipholding Group, Inc. (L)	747	27,669
Panhandle Oil and Gas, Inc.	298	7,876
Patriot Coal Corp. (I)(L)	2,437	28,635
Peabody Energy Corp.	6,819	266,827
Penn Virginia Corp.	1,230	24,735
Penn Virginia GP Holdings LP	1,104	20,115
Penn Virginia Resource Partners LP	1,417	29,629
Petrohawk Energy Corp. (I)	7,652	129,854
Petroleum Development Corp. (I)	477	12,221
Petroquest Energy, Inc. (I)(L)	1,638	11,073
Pioneer Natural Resources Company (L)	2,925	173,891
Pioneer Southwest Energy Partners LP	782	19,355
Plains All American Pipeline LP	3,335	195,765
Plains Exploration & Production Company (I)	3,572	73,619
Quicksilver Resources, Inc. (I)(L)	4,412	48,532
Ram Energy Resources, Inc. (I)	2,601	5,384
Range Resources Corp.	3,987	160,078
Regency Energy Partners LP	2,119	51,195
Rentech, Inc. (I)(L)	5,567	5,511
Rex Energy Corp. (I)	1,131	11,423
Rosetta Resources, Inc. (I)	1,392	27,576
SandRidge Energy, Inc. (I)(L)	5,142	29,978
Ship Finance International, Ltd.	2,036	36,404
SM Energy Company	1,604	64,417
Southern Union Company	3,111	68,006
Southwestern Energy Company (I)	8,716	336,786
Spectra Energy Corp.	16,211	325,355
Stone Energy Corp. (I)(L)	1,304	14,553
Sunoco Logistics Partners LP	719	51,768
Sunoco, Inc.	2,974	103,406
Swift Energy Company (I)	1,049	28,229
Syntroleum Corp. (I)	1,920	3,149
Targa Resources Partners LP	1,386	35,537

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
TC Pipelines LP	1,009	$41,329
Teekay Corp.	1,883	49,278
Teekay LNG Partners LP	974	28,986
Teekay Offshore Partners LP	730	16,024
Tesoro Corp. (L)	3,653	42,631
The Williams Companies, Inc.	14,667	268,113
Toreador Resources Corp. (I)	720	3,960
TransMontaigne Partners LP	344	10,440
Ultra Petroleum Corp. (I)	3,828	169,389
Uranium Energy Corp. (I)(L)	1,401	3,306
USEC, Inc. (I)(L)	2,992	14,242
VAALCO Energy, Inc.	1,623	9,089
Valero Energy Corp.	14,286	256,862
Venoco, Inc. (I)(L)	1,487	24,491
W&T Offshore, Inc.	2,221	21,011
Warren Resources, Inc. (I)	2,569	7,450
Western Gas Partners LP	812	17,986
Western Refining, Inc. (I)(L)	2,496	12,555
Westmoreland Coal Company (I)	363	2,948
Whiting Petroleum Corp. (I)	1,287	100,927
Williams Partners LP	1,339	58,407
Williams Pipeline Partners LP	890	28,765
World Fuel Services Corp. (L)	1,546	40,103

		27,630,561

		33,341,853
Financials - 17.02%
Capital Markets - 2.40%
Affiliated Managers Group, Inc. (I)	1,071	65,085
AllianceBernstein Holding LP	2,340	60,466
American Capital, Ltd. (I)(L)	6,354	30,626
Ameriprise Financial, Inc.	6,456	233,255
Apollo Investment Corp.	3,402	31,741
Artio Global Investors, Inc.	1,193	18,778
BGC Partners, Inc., Class A	2,433	12,433
BlackRock, Inc.	1,471	210,941
Calamos Asset Management, Inc.	637	5,911
Cohen & Steers, Inc.	1,124	23,312
Cowen Group, Inc., Class A (I)	844	3,460
Diamond Hill Investment Group, Inc.	87	4,932
Duff & Phelps Corp.	1,196	15,105
E*TRADE Financial Corp. (I)	4,403	52,043
Eaton Vance Corp.	2,923	80,704
Epoch Holding Corp.	677	8,307
Evercore Partners, Inc., Class A	426	9,947
FBR Capital Markets Corp. (I)	1,923	6,404
Federated Investors, Inc., Class B (L)	2,565	53,121
Financial Engines, Inc. (I)	634	8,622
Fortress Investment Group LLC (I)	11,731	33,668
Franklin Resources, Inc.	5,736	494,386
GAMCO Investors, Inc., Class A	784	29,165
GFI Group, Inc.	3,319	18,520
Gleacher & Company, Inc. (I)	3,239	8,259
GLG Partners, Inc. (I)(L)	7,225	31,646
Greenhill & Company, Inc. (L)	698	42,669
International Assets Holding Corp. (I)(L)	567	9,072
Invesco, Ltd.	10,918	183,750
Investment Technology Group, Inc. (I)	1,199	19,256
Janus Capital Group, Inc.	4,769	42,349
Jefferies Group, Inc. (L)	4,354	91,782
JMP Group, Inc.	758	4,692
KBW, Inc. (I)	910	19,510
Knight Capital Group, Inc., Class A (I)	2,401	33,110
LaBranche & Company, Inc. (I)	1,750	7,490
Ladenburg Thalmann Financial Services, Inc. (I)	3,530	$4,413
Lazard, Ltd., Class A	2,321	61,994
Legg Mason, Inc. (L)	4,105	115,063
MF Global Holdings, Ltd. (I)	3,357	19,168
Morgan Stanley	35,235	817,804
Northern Trust Corp.	6,151	287,252
Och-Ziff Capital Management Group LLC. (L)	9,102	114,594
optionsXpress Holdings, Inc. (I)	1,527	24,035
Penson Worldwide, Inc. (I)	779	4,394
Piper Jaffray Companies, Inc. (I)	532	17,141
Pzena Investment Management, Inc.	1,833	11,676
Raymond James Financial, Inc. (L)	3,122	77,082
Rodman & Renshaw Capital Group, Inc. (I)	1,112	3,180
Safeguard Scientifics, Inc. (I)	663	7,001
Sanders Morris Harris Group, Inc.	1,005	5,578
SEI Investments Company	4,794	97,606
State Street Corp.	12,491	422,446
Stifel Financial Corp. (I)(L)	771	33,454
SWS Group, Inc.	740	7,030
T. Rowe Price Group, Inc. (L)	6,498	288,446
TD Ameritrade Holding Corp. (I)	14,768	225,950
The Bank of New York Mellon Corp.	30,529	753,761
The Blackstone Group LP	6,720	64,243
The Charles Schwab Corp.	29,998	425,372
The Goldman Sachs Group, Inc.	13,243	1,738,409
Thomas Weisel Partners Group, Inc. (I)	884	5,207
TradeStation Group, Inc. (I)	1,257	8,485
U.S. Global Investors, Inc.	554	3,075
W. P. Carey & Co. LLC	958	26,479
Waddell & Reed Financial, Inc., Class A	2,166	47,392
Westwood Holdings Group, Inc.	204	7,171

		7,729,418
Commercial Banks - 3.11%
1st Source Corp.	701	11,861
Alliance Financial Corp.	246	6,839
American National Bankshares, Inc.	300	6,417
Ameris Bancorp (I)(L)	522	5,047
Ames National Corp.	314	6,136
Arrow Financial Corp. (L)	325	7,508
Associated Banc Corp.	3,499	42,898
BancFirst Corp.	440	16,056
Bancorp Rhode Island, Inc.	246	6,445
Bancorp, Inc. (I)	675	5,285
BancorpSouth, Inc. (L)	2,211	39,533
Bank of Hawaii Corp.	1,228	59,374
Bank of Kentucky Financial Corp.	182	2,830
Bank of Marin Bancorp	240	7,663
Bank of the Ozarks, Inc.	487	17,274
BB&T Corp.	17,523	461,030
BOK Financial Corp.	1,735	82,360
Boston Private Financial Holdings, Inc. (L)	1,998	12,847
Bridge Bancorp, Inc.	267	6,483
Bryn Mawr Bank Corp. (L)	315	5,286
Camden National Corp.	254	6,977
Cape Bancorp, Inc. (I)	865	6,185
Capital Bank Corp.	942	3,062
Capital City Bank Group, Inc.	552	6,834
CapitalSource, Inc.	8,943	42,569
Capitol Bancorp, Ltd. (I)(L)	2,023	2,569
Cardinal Financial Corp.	896	8,279
Cathay General Bancorp	1,403	14,493
Center Bancorp, Inc.	724	5,488
Centerstate Banks, Inc.	799	8,062

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Century Bancorp, Inc.	263	$5,797
Chemical Financial Corp. (L)	686	14,941
Chicopee Bancorp, Inc. (I)	352	4,122
CIT Group, Inc. (I)	5,027	170,214
Citizens & Northern Corp.	302	3,231
Citizens Republic Banking Corp., Inc. (I)	8,363	7,109
City Holding Company (L)	491	13,689
City National Corp.	1,345	68,904
CNB Financial Corp.	315	3,459
CoBiz Financial, Inc.	1,440	9,490
Columbia Banking System, Inc.	644	11,759
Comerica, Inc.	4,084	150,414
Commerce Bancshares, Inc.	2,122	76,371
Community Bank Systems, Inc. (L)	937	20,642
Community Trust Bancorp, Inc.	445	11,170
Cullen/Frost Bankers, Inc.	1,531	78,693
CVB Financial Corp. (L)	2,966	28,177
Danvers Bancorp, Inc.	519	7,500
Eagle Bancorp, Inc. (I)	514	6,055
East West Bancorp, Inc. (L)	3,245	49,486
Enterprise Bancorp, Inc. (L)	384	3,959
Enterprise Financial Services Corp.	498	4,801
Fifth Third Bancorp	20,221	248,516
Financial Institutions, Inc. (L)	354	6,287
First Bancorp, Inc.	330	4,333
First BanCorp/Puerto Rico (I)(L)	2,599	1,377
First Bancorp/Troy NC	510	7,390
First Busey Corp.	1,133	5,132
First Citizens BancShares, Inc.	269	51,737
First Commonwealth Financial Corp.	2,381	12,500
First Community Bancshares, Inc.	573	8,417
First Financial Bancorp	1,424	21,289
First Financial Bankshares, Inc. (L)	562	27,027
First Financial Corp.	375	9,679
First Horizon National Corp. (I)	5,852	67,000
First Interstate Bancsystem, Inc.	733	11,530
First Merchants Corp.	685	5,809
First Midwest Bancorp, Inc.	1,437	17,474
First of Long Island Corp. (L)	263	6,762
First South Bancorp, Inc.	361	3,830
FirstMerit Corp. (L)	2,208	37,823
FNB Corp. (L)	3,156	25,343
Fulton Financial Corp.	4,878	47,073
German American Bancorp, Inc.	465	7,115
Glacier Bancorp, Inc.	1,642	24,088
Great Southern Bancorp, Inc.	422	8,571
Greene County Bancshares, Inc. (I)	265	3,384
Hancock Holding Company	883	29,457
Hanmi Financial Corp. (I)(L)	1,806	2,276
Heartland Financial USA, Inc.	524	9,055
Home Bancorp, Inc. (I)	417	5,383
Home Bancshares, Inc.	638	14,553
Huntington Bancshares, Inc.	17,067	94,551
IBERIABANK Corp.	534	27,490
Independent Bank Corp. (L)	557	13,747
International Bancshares Corp. (L)	1,863	31,093
Investors Bancorp, Inc. (I)	3,164	41,512
KeyCorp	22,547	173,386
Lakeland Bancorp, Inc.	793	6,756
Lakeland Financial Corp.	379	7,572
M&T Bank Corp.	3,028	257,229
MainSource Financial Group, Inc. (L)	643	4,610
Marshall & Ilsley Corp.	13,226	94,963
MB Financial, Inc.	1,020	18,758
Merchants Bancshares, Inc. (L)	309	6,866
Metro Bancorp, Inc. (I)	240	$2,962
Middleburg Financial Corp.	335	4,660
MidSouth Bancorp, Inc.	329	4,201
Nara Bancorp, Inc. (I)	1,068	9,003
National Bankshares, Inc.	212	5,137
National Penn Bancshares, Inc.	3,509	21,089
NBT Bancorp, Inc.	906	18,501
Northfield Bancorp, Inc. (L)	1,319	17,121
Norwood Financial Corp.	134	3,384
Old National Bancorp	1,849	19,156
Old Second Bancorp, Inc. (L)	876	1,752
Oriental Financial Group, Inc.	760	9,622
Pacific Capital Bancorp (I)(L)	3,083	2,220
Pacific Continental Corp.	450	4,262
PacWest Bancorp (L)	951	17,413
Park National Corp.	392	25,496
Peapack Gladstone Financial Corp.	305	3,569
Penns Woods Bancorp, Inc.	216	6,571
Peoples Bancorp, Inc.	349	5,061
Peoples Financial Corp.	352	3,731
Pinnacle Financial Partners, Inc. (I)(L)	955	12,272
PNC Financial Services Group, Inc.	13,070	738,455
Popular, Inc. (I)	16,781	44,973
Porter Bancorp, Inc.	326	4,114
PrivateBancorp, Inc.	1,474	16,332
Prosperity Bancshares, Inc. (L)	1,218	42,326
Regions Financial Corp.	30,482	200,572
Renasant Corp. (L)	644	9,241
Republic Bancorp, Inc., Class A (L)	170	3,808
S&T Bancorp, Inc.	786	15,531
S.Y. Bancorp, Inc.	393	9,031
Sandy Spring Bancorp, Inc.	538	7,537
Santander Bancorp (I)	1,364	17,241
SCBT Financial Corp.	357	12,574
Seacoast Banking Corp. of Florida (I)(L)	3,564	4,740
Shore Bancshares, Inc. (L)	278	3,311
Sierra Bancorp	332	3,818
Signature Bank (I)	1,068	40,595
Simmons First National Corp., Class A	411	10,793
Southside Bancshares, Inc.	478	9,388
Southwest Bancorp, Inc.	529	7,030
State Bancorp, Inc. (L)	525	4,988
StellarOne Corp.	681	8,696
Sterling Bancorp	601	5,409
Sterling Bancshares, Inc.	2,135	10,056
Suffolk Bancorp (L)	296	9,158
Sun Bancorp, Inc. (I)	870	3,271
SunTrust Banks, Inc.	12,667	295,141
Susquehanna Bancshares, Inc. (L)	2,416	20,125
SVB Financial Group (I)	921	37,973
Synovus Financial Corp.	11,365	28,867
Taylor Capital Group, Inc. (I)	620	8,023
TCF Financial Corp. (L)	3,418	56,773
Texas Capital Bancshares, Inc. (I)	906	14,858
Tompkins Financial Corp.	319	12,042
TowneBank (L)	688	9,990
TriCo Bancshares	438	7,415
Trustmark Corp. (L)	1,569	32,667
U.S. Bancorp	48,342	1,080,444
UMB Financial Corp.	1,071	38,085
Umpqua Holdings Corp.	2,347	26,944
Union First Market Bankshares Corp.	416	5,100
United Bankshares, Inc.	1,203	28,800
United Community Banks, Inc. (I)(L)	1,893	7,477
United Security Bancshares, Inc. (L)	281	2,543

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Univest Corp. of Pennsylvania (L)	404	$6,997
Valley National Bancorp	4,099	55,828
Virginia Commerce Bancorp, Inc. (I)(L)	1,201	7,506
Washington Trust Bancorp, Inc.	509	8,673
Webster Financial Corp.	1,918	34,409
Wells Fargo & Company	130,457	3,339,699
WesBanco, Inc.	752	12,671
West Coast Bancorp (I)	1,899	4,842
Westamerica Bancorp.	739	38,812
Western Alliance Bancorp (I)(L)	2,195	15,738
Whitney Holding Corp.	1,822	16,854
Wilmington Trust Corp. (L)	1,896	21,027
Wilshire Bancorp, Inc.	956	8,365
Wintrust Financial Corp.	697	23,238
Zions Bancorporation	3,514	75,797

		9,996,310
Consumer Finance - 0.70%
Advance America Cash Advance Centers, Inc.	1,747	7,215
American Express Company	30,164	1,197,511
AmeriCredit Corp. (I)(L)	3,373	61,456
Capital One Financial Corp.	11,505	463,652
Cardtronics, Inc. (I)	1,198	15,526
Cash America International, Inc. (L)	759	26,011
CompuCredit Holdings Corp. (L)	1,549	6,134
Credit Acceptance Corp. (I)	791	38,577
Discover Financial Services	13,729	191,931
Dollar Financial Corp. (I)(L)	682	13,497
EZCORP, Inc., Class A (I)	1,395	25,877
First Cash Financial Services, Inc. (I)	798	17,396
Nelnet, Inc., Class A	1,293	24,929
QC Holdings, Inc.	666	2,451
Rewards Network, Inc.	372	5,085
SLM Corp. (I)	12,277	127,558
The First Marblehead Corp. (I)(L)	3,140	7,379
The Student Loan Corp.	545	13,124
World Acceptance Corp. (I)	454	17,393

		2,262,702
Diversified Financial Services - 3.56%
Asset Acceptance Capital Corp. (I)	1,013	4,194
Asta Funding, Inc.	581	5,734
Bank of America Corp.	252,522	3,628,741
California First National Bancorp	339	4,183
Citigroup, Inc. (I)	716,888	2,695,499
CME Group, Inc.	1,675	471,596
Encore Capital Group, Inc. (I)	657	13,541
Interactive Brokers Group, Inc., Class A (I)(L)	1,129	18,741
IntercontinentalExchange, Inc. (I)	1,859	210,123
JPMorgan Chase & Company	100,003	3,661,110
KKR Financial Holdings LLC	4,229	31,548
Leucadia National Corp. (I)	6,141	119,811
Life Partners Holdings, Inc.	430	8,798
MarketAxess Holdings, Inc.	994	13,707
Medallion Financial Corp.	643	4,244
Moody’s Corp. (L)	5,985	119,221
MSCI, Inc. (I)	2,844	77,926
NewStar Financial, Inc. (I)	1,439	9,152
NYSE Euronext	6,631	183,215
PHH Corp. (I)(L)	1,405	26,751
PICO Holdings, Inc. (I)	629	18,851
Portfolio Recovery Associates, Inc. (I)	401	26,779
Primus Guaranty, Ltd. (I)	1,443	5,325
Resource America, Inc. (L)	825	3,176
The NASDAQ OMX Group, Inc. (I)	5,331	$94,785

		11,456,751
Insurance - 4.44%
Aflac, Inc.	11,911	508,242
Alleghany Corp. (I)	226	66,286
Allied World Assurance Company Holdings, Ltd.	1,216	55,182
Alterra Capital Holdings, Ltd.	1,528	28,696
Ambac Financial Group, Inc. (I)(L)	8,397	5,626
American Equity Investment Life Holding Company	1,598	16,491
American Financial Group, Inc.	2,764	75,512
American International Group, Inc. (I)(L)	3,443	118,577
American National Insurance Company	685	55,464
American Physicians Capital, Inc.	352	10,859
American Physicians Service Group, Inc.	288	7,042
American Safety Insurance Holdings, Ltd. (I)	371	5,832
AMERISAFE, Inc. (I)	527	9,249
Amtrust Financial Services, Inc.	1,690	20,348
Aon Corp.	6,601	245,029
Arch Capital Group, Ltd. (I)	1,277	95,137
Argo Group International Holdings, Ltd.	860	26,307
Arthur J. Gallagher & Company	2,489	60,682
Aspen Insurance Holdings, Ltd.	2,026	50,123
Assurant, Inc.	2,973	103,163
Assured Guaranty, Ltd.	4,192	55,628
Axis Capital Holdings, Ltd.	3,303	98,165
Baldwin & Lyons, Inc., Class B	486	10,211
Berkshire Hathaway, Inc., Class B (L)(I)	61,892	4,932,173
Brown & Brown, Inc.	3,479	66,588
Chubb Corp.	8,266	413,383
Cincinnati Financial Corp.	4,008	103,687
Citizens, Inc., Class A (I)(L)	1,265	8,425
CNA Financial Corp. (I)(L)	6,844	174,933
CNA Surety Corp. (I)	1,221	19,621
CNO Financial Group, Inc. (I)	5,386	26,661
Crawford & Company, Class B (I)	1,517	4,794
Delphi Financial Group, Inc., Class A	1,324	32,319
Donegal Group, Inc.	363	4,461
Eastern Insurance Holdings, Inc.	406	4,312
eHealth, Inc. (I)	742	8,437
EMC Insurance Group, Inc.	414	9,079
Employers Holdings, Inc.	1,283	18,899
Endurance Specialty Holdings, Ltd.	1,367	51,304
Enstar Group, Ltd. (I)	372	24,716
Erie Indemnity Company	1,287	58,559
Everest Re Group, Ltd.	1,482	104,807
FBL Financial Group, Inc., Class A	834	17,514
Fidelity National Financial, Inc., Class A	5,818	75,576
First Acceptance Corp. (I)(L)	1,718	2,938
First American Financial Corp.	2,633	33,386
First Mercury Financial Corp.	544	5,756
Flagstone Reinsurance Holdings SA	2,326	25,167
FPIC Insurance Group, Inc. (I)	384	9,850
Genworth Financial, Inc., Class A (I)	11,889	155,389
Greenlight Capital Re, Ltd., Class A (I)(L)	1,029	25,921
Hallmark Financial Services, Inc. (I)	757	7,532
Hanover Insurance Group, Inc.	1,148	49,938
Harleysville Group, Inc.	778	24,141
Hartford Financial Services Group, Inc.	10,585	234,246
HCC Insurance Holdings, Inc.	2,843	70,393
Hilltop Holdings, Inc. (I)	1,582	15,836
Horace Mann Educators Corp.	1,144	17,503
Independence Holding Company	588	3,510

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Infinity Property & Casualty Corp.	422	$19,488
Kansas City Life Insurance Company	327	9,669
Lincoln National Corp.	7,741	188,029
Loews Corp.	10,524	350,554
Maiden Holdings, Ltd.	2,010	13,206
Markel Corp. (I)	242	82,280
Marsh & McLennan Companies, Inc.	13,326	300,501
MBIA, Inc. (I)(L)	5,390	30,238
Meadowbrook Insurance Group, Inc.	1,693	14,611
Mercer Insurance Group, Inc.	327	5,533
Mercury General Corp.	1,393	57,726
MetLife, Inc.	20,725	782,576
Montpelier Re Holdings, Ltd.	1,941	28,979
National Financial Partners Corp. (I)(L)	1,204	11,763
National Interstate Corp.	566	11,218
National Western Life Insurance Company, Class A	104	15,887
NYMAGIC, Inc.	350	6,752
Old Republic International Corp.	6,263	75,970
OneBeacon Insurance Group, Ltd.	2,652	37,977
PartnerRe, Ltd.	1,489	104,438
Platinum Underwriters Holdings, Ltd.	1,157	41,988
PMA Capital Corp., Class A (I)	633	4,146
Presidential Life Corp.	876	7,972
Primerica, Inc. (I)	1,360	29,158
Principal Financial Group, Inc.	8,079	189,372
ProAssurance Corp. (I)	803	45,578
Protective Life Corp.	2,284	48,855
Prudential Financial, Inc.	11,622	623,637
Reinsurance Group of America, Inc.	1,895	86,620
RenaissanceRe Holdings, Ltd.	1,490	83,842
RLI Corp.	533	27,988
Safety Insurance Group, Inc.	465	17,214
SeaBright Holdings, Inc.	669	6,342
Selective Insurance Group, Inc.	1,509	22,424
StanCorp Financial Group, Inc. (L)	1,212	49,134
State Auto Financial Corp.	1,127	17,480
Stewart Information Services Corp. (L)	507	4,573
Symetra Financial Corp.	1,710	20,520
The Allstate Corp.	13,594	390,556
The Navigators Group, Inc. (I)	477	19,619
The Phoenix Companies, Inc. (I)(L)	3,396	7,166
The Progressive Corp.	16,995	318,146
The Travelers Companies, Inc.	12,940	637,295
Torchmark Corp.	2,138	105,852
Tower Group, Inc.	1,189	25,599
Transatlantic Holdings, Inc.	1,677	80,429
United America Indemnity, Ltd.	1,307	9,620
United Fire & Casualty Company	756	14,984
Unitrin, Inc.	1,645	42,112
Universal Insurance Holdings, Inc.	1,237	5,171
Unum Group	8,504	184,537
Validus Holdings, Ltd.	1,990	48,596
W.R. Berkley Corp.	3,806	100,707
Wesco Financial Corp.	167	53,974
White Mountains Insurance Group, Ltd.	223	72,297
XL Group PLC	8,770	140,408

		14,300,911
Real Estate Investment Trusts - 2.27%
Acadia Realty Trust	1,128	18,973
Agree Realty Corp.	265	6,180
Alexander’s, Inc.	127	38,471
Alexandria Real Estate Equities, Inc. (L)	1,074	68,059
AMB Property Corp.	3,941	93,441
American Campus Communities, Inc.	1,417	$38,670
American Capital Agency Corp.	476	12,576
Annaly Capital Management, Inc.	14,011	240,289
Anworth Mortgage Asset Corp.	2,647	18,847
Apartment Investment & Management Company, Class A	3,104	60,124
Ashford Hospitality Trust, Inc. (I)(L)	1,677	12,292
Associated Estates Realty Corp.	753	9,751
AvalonBay Communities, Inc. (L)	2,077	193,929
BioMed Realty Trust, Inc.	2,716	43,700
Boston Properties, Inc.	3,526	251,545
Brandywine Realty Trust	3,537	38,023
BRE Properties, Inc.	1,409	52,034
Camden Property Trust	1,686	68,873
CapLease, Inc.	1,785	8,229
Capstead Mortage Corp.	1,589	17,574
Care Investment Trust, Inc.	776	6,736
CBL & Associates Properties, Inc.	3,602	44,809
Cedar Shopping Centers, Inc.	1,602	9,644
Chimera Investment Corp.	17,978	64,901
Cogdell Spencer, Inc.	1,661	11,228
Colonial Properties Trust	1,450	21,069
Corporate Office Properties Trust (L)	1,530	57,773
Cousins Properties, Inc.	1,599	10,777
Cypress Sharpridge Investments, Inc.	494	6,254
DCT Industrial Trust, Inc.	5,788	26,162
Developers Diversified Realty Corp.	6,154	60,925
DiamondRock Hospitality Company (I)	3,103	25,507
Digital Realty Trust, Inc.	1,993	114,956
Douglas Emmett, Inc. (L)	3,269	46,485
Duke Realty Corp.	5,943	67,453
DuPont Fabros Technology, Inc.	1,148	28,195
Dynex Capital, Inc.	638	5,889
EastGroup Properties, Inc.	696	24,764
Education Realty Trust, Inc.	1,748	10,540
Entertainment Properties Trust	922	35,101
Equity Lifestyle Properties, Inc.	772	37,234
Equity One, Inc. (L)	2,251	35,116
Equity Residential	7,156	297,976
Essex Property Trust, Inc. (L)	732	71,399
Extra Space Storage, Inc.	2,375	33,013
Federal Realty Investment Trust	1,539	108,146
FelCor Lodging Trust, Inc. (I)	1,990	9,930
First Industrial Realty Trust, Inc. (I)(L)	1,588	7,654
First Potomac Realty Trust	846	12,157
Franklin Street Properties Corp. (L)	1,913	22,593
General Growth Properties, Inc.	7,967	105,642
Getty Realty Corp.	674	15,104
Gladstone Commercial Corp.	371	6,062
Glimcher Realty Trust	1,625	9,718
Government Properties Income Trust	569	14,521
Gramercy Capital Corp. (I)	2,771	3,491
Hatteras Financial Corp.	832	23,146
HCP, Inc. (L)	7,504	242,004
Health Care, Inc.	3,139	132,215
Healthcare Realty Trust, Inc.	1,607	35,306
Hersha Hospitality Trust	2,251	10,175
Highwoods Properties, Inc. (L)	1,838	51,023
Home Properties, Inc.	882	39,752
Hospitality Properties Trust	3,212	67,773
Host Hotels & Resorts, Inc.	16,604	223,822
HRPT Properties Trust (I)	5,975	37,105
Inland Real Estate Corp.	2,398	18,992
Invesco Mortgage Capital, Inc.	336	6,723
Investors Real Estate Trust	1,653	14,596

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
iStar Financial, Inc. (I)(L)	2,781	$12,403
Kilroy Realty Corp.	1,171	34,814
Kimco Realty Corp.	10,109	135,865
Kite Realty Group Trust	2,248	9,397
LaSalle Hotel Properties	1,760	36,203
Lexington Realty Trust	3,644	21,900
Liberty Property Trust	2,872	82,857
LTC Properties, Inc.	629	15,266
Mack-Cali Realty Corp.	2,075	61,690
Medical Properties Trust, Inc.	2,228	21,032
MFA Financial, Inc.	6,994	51,756
Mid-America Apartment Communities, Inc.	774	39,838
Mission West Properties, Inc.	754	5,142
Monmouth Real Estate Investment Corp.	824	6,089
Mpg Office Trust, Inc. (I)	1,889	5,535
National Health Investments, Inc.	696	26,838
National Retail Properties, Inc. (L)	2,109	45,217
Nationwide Health Properties, Inc.	2,837	101,479
Newcastle Investment Corp. (I)	1,674	4,486
NorthStar Realty Finance Corp. (L)	1,891	5,049
OMEGA Healthcare Investors, Inc.	2,209	44,025
Parkway Properties, Inc.	661	9,631
Pennsylvania Real Estate Investment Trust	1,219	14,896
Pennymac Mortgage Investment Trust (I)	492	7,823
Plum Creek Timber Company, Inc. (L)	4,122	142,333
Post Properties, Inc.	1,269	28,844
Potlatch Corp. (L)	1,075	38,410
ProLogis	11,828	119,818
PS Business Parks, Inc.	616	34,360
Public Storage	4,285	376,694
RAIT Financial Trust (I)(L)	2,565	4,797
Ramco-Gershenson Properties Trust	616	6,222
Rayonier, Inc.	1,998	87,952
Realty Income Corp. (L)	2,682	81,345
Redwood Trust, Inc.	2,139	31,315
Regency Centers Corp.	2,150	73,960
Resource Capital Corp.	878	4,987
Saul Centers, Inc.	535	21,737
Senior Housing Properties Trust	3,177	63,889
Simon Property Group, Inc.	7,112	574,294
SL Green Realty Corp.	1,999	110,025
Sovran Self Storage, Inc.	635	21,863
Starwood Property Trust, Inc.	1,180	20,001
Strategic Hotels & Resorts, Inc. (I)	2,393	10,505
Sun Communities, Inc.	589	15,290
Sunstone Hotel Investors, Inc. (I)(L)	2,222	22,064
Tanger Factory Outlet Centers, Inc. (L)	1,026	42,456
Taubman Centers, Inc.	1,406	52,908
The Macerich Company (L)	3,030	113,080
Transcontinental Realty Investors (I)(L)	411	3,794
U-Store-It Trust	2,501	18,657
UDR, Inc.	4,102	78,471
UMH Properties	546	5,498
Universal Health Realty Income Trust	329	10,571
Urstadt Biddle Properties, Inc., Class A	678	10,936
Ventas, Inc. (L)	4,002	187,894
Vornado Realty Trust	4,593	335,059
Washington Real Estate Investment Trust	1,560	43,040
Weingarten Realty Investors (L)	3,138	59,779
Winthrop Realty Trust	587	7,519

		7,322,734
Real Estate Management & Development - 0.16%
Altisource Portfolio Solutions SA (I)	322	7,966
American Realty Investors, Inc. (I)(L)	479	3,880
Avatar Holdings, Inc. (I)	286	$5,485
Brookfield Properties Corp. (L)	12,622	177,213
CB Richard Ellis Group, Inc., Class A (I)(L)	7,677	104,484
Consolidated-Tomoka Land Company	177	5,045
Forest City Enterprises, Inc., Class A (I)(L)	4,002	45,303
Forestar Group, Inc. (I)(L)	1,002	17,996
Grubb & Ellis Company (I)	1,923	1,885
Jones Lang LaSalle, Inc.	1,058	69,447
Tejon Ranch Company (I)	488	11,263
The St. Joe Company (I)(L)	2,343	54,264
ZipRealty, Inc. (I)	1,072	2,798

		507,029
Thrifts & Mortgage Finance - 0.38%
Abington Bancorp, Inc.	810	7,063
Astoria Financial Corp.	2,714	37,345
Bank Mutual Corp.	1,455	8,264
BankAtlantic Bancorp, Inc. (I)(L)	2,853	3,994
BankFinancial Corp.	740	6,149
Beneficial Mutual Bancorp, Inc. (I)	2,344	23,159
Berkshire Hill Bancorp, Inc.	362	7,052
Brookline Bancorp, Inc.	1,751	15,549
Brooklyn Federal Bancorp, Inc.	514	2,267
Capitol Federal Financial (L)	1,979	65,624
Charter Financial Corp.	787	7,791
Clifton Savings Bancorp, Inc.	877	7,586
Dime Community Bancshares	1,101	13,575
Doral Financial Corp. (I)(L)	2,191	5,346
ESB Financial Corp.	567	7,399
ESSA Bancorp, Inc.	535	6,586
Federal Home Loan Mortgage Corp. (I)	17,838	7,367
Federal National Mortgage Association (I)(L)	30,524	10,454
First Defiance Financial Corp. (L)	306	2,736
First Financial Holdings, Inc.	357	4,088
First Financial Northwest, Inc.	707	2,800
First Niagara Financial Group, Inc.	4,559	57,124
Flushing Financial Corp.	852	10,420
Fox Chase Bancorp, Inc. (I)	605	5,791
Home Federal Bancorp, Inc.	671	8,475
Hudson City Bancorp, Inc.	13,444	164,555
K-Fed Bancorp	704	6,392
Kearny Financial Corp.	2,002	18,338
Kentucky First Federal Bancorp. (L)	374	3,362
Legacy Bancorp, Inc.	480	4,234
Meridian Interstate Bancorp, Inc. (I)	801	8,731
MGIC Investment Corp. (I)(L)	4,491	30,943
NASB Financial, Inc.	243	3,681
New York Community Bancorp, Inc. (L)	9,076	138,591
NewAlliance Bancshares, Inc.	2,954	33,114
Northwest Bancshares, Inc.	2,981	34,192
OceanFirst Financial Corp. (L)	500	6,035
Ocwen Financial Corp. (I)	2,439	24,853
Oritani Financial Corp.	1,620	16,200
People’s United Financial, Inc.	9,200	124,200
Provident Financial Services, Inc. (L)	1,700	19,873
Provident New York Bancorp	1,205	10,664
Prudential Bancorp, Inc.	464	2,765
Pulaski Financial Corp.	530	3,419
Radian Group, Inc. (L)	2,222	16,087
Rockville Financial, Inc.	681	8,111
Roma Financial Corp.	982	10,665
TFS Financial Corp.	7,990	99,156
The PMI Group, Inc. (I)	3,744	10,820
TrustCo Bank Corp.	2,219	12,426
United Financial Bancorp, Inc.	563	7,685

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
ViewPoint Financial Group (I)(L)	843	$11,676
Washington Federal, Inc.	2,359	38,169
Waterstone Financial, Inc. (I)	1,123	3,829
Westfield Financial, Inc.	1,024	8,530
WSFS Financial Corp.	227	8,156

		1,223,456

		54,799,311
Health Care - 11.28%
Biotechnology - 1.65%
Abraxis Bioscience, Inc. (I)	1,041	77,242
Acadia Pharmaceuticals, Inc. (I)	3,029	3,302
Acorda Therapeutics, Inc. (I)	1,012	31,483
Affymax, Inc. (I)(L)	558	3,337
Alexion Pharmaceuticals, Inc. (I)	2,237	114,512
Alkermes, Inc. (I)	2,511	31,262
Allos Therapeutics, Inc. (I)	2,361	14,473
Alnylam Pharmaceuticals, Inc. (I)(L)	1,141	17,138
AMAG Pharmaceuticals, Inc. (I)	465	15,973
Amgen, Inc. (I)	24,593	1,293,592
Amylin Pharmaceuticals, Inc. (I)(L)	3,698	69,522
Antigenics, Inc. (I)(L)	2,275	1,845
ARCA Biopharma, Inc. (I)	784	2,658
Arena Pharmaceuticals, Inc. (I)(L)	2,702	8,295
Ariad Pharmaceuticals, Inc. (I)	3,099	8,739
Arqule, Inc. (I)(L)	1,349	5,801
Array BioPharma, Inc. (I)	2,117	6,457
AspenBio Pharma, Inc. (I)	938	919
AVI BioPharma, Inc. (I)	4,497	7,240
BioCryst Pharmaceuticals, Inc. (I)	1,071	6,330
Biogen Idec, Inc. (I)(L)	6,757	320,620
BioMarin Pharmaceutical, Inc. (I)(L)	2,614	49,561
BioSpecifics Technologies Corp. (I)	189	3,757
BioTime, Inc. (I)(L)	1,179	7,263
Cel-Sci Corp. (I)	5,736	2,811
Celera Corp. (I)	2,361	15,465
Celgene Corp. (I)	11,581	588,546
Cell Therapeutics, Inc. (I)(L)	15,805	5,928
Celldex Therapeutics, Inc. (I)	939	4,282
Cephalon, Inc. (I)(L)	1,858	105,442
Cepheid, Inc. (I)(L)	1,576	25,248
Chelsea Therapeutics International, Inc. (I)	1,619	4,744
Cleveland Biolabs, Inc. (I)(L)	1,242	4,595
Clinical Data, Inc. (I)	686	8,534
Cubist Pharmaceuticals, Inc. (I)	1,476	30,406
Curis, Inc. (I)	2,596	3,608
Cytokinetics, Inc. (I)	1,783	4,226
Cytori Therapeutics, Inc. (I)	1,170	4,072
CytRx Corp. (I)(L)	5,852	4,506
Dendreon Corp. (I)(L)	3,281	106,075
Dyax Corp. (I)	2,078	4,717
Dynavax Technologies Corpdynavax Technologies Corp. (I)	1,942	3,612
Emergent Biosolutions, Inc. (I)	819	13,382
Enzon Pharmaceuticals, Inc. (I)(L)	1,414	15,059
Exact Sciences Corp. (I)	1,107	4,871
Exelixis, Inc. (I)	3,023	10,490
Genomic Health, Inc. (I)	792	10,241
Genta, Inc. (I)	1	0
Genzyme Corp. (I)	6,678	339,042
Geron Corp. (I)(L)	2,416	12,128
Gilead Sciences, Inc. (I)	22,736	779,390
GTx, Inc. (I)	1,607	4,901
Halozyme Therapeutics, Inc. (I)	2,574	18,121
Human Genome Sciences, Inc. (I)(L)	4,401	$99,727
Idenix Pharmaceuticals, Inc. (I)(L)	1,781	8,905
Idera Pharmaceuticals, Inc. (I)	778	2,801
Immunogen, Inc. (I)(L)	1,426	13,219
Immunomedics, Inc. (I)(L)	2,124	6,563
Incyte Corp. (I)	2,830	31,328
Infinity Pharmaceuticals, Inc. (I)	769	4,545
Inhibitex, Inc. (I)	1,258	3,208
Inovio Biomedical Corp. (I)	3,243	3,308
Insmed, Inc. (I)	4,240	2,852
InterMune, Inc. (I)	1,319	12,333
Ironwood Pharmaceuticals, Inc. (I)	2,351	28,024
Isis Pharmaceuticals, Inc. (I)(L)	2,645	25,313
Keryx Biopharmaceuticals Inckeryx Biopharmaceuticals (I)(L)	1,617	5,918
Lexicon Pharmaceuticals, Inc. (I)(L)	6,928	8,868
Ligand Pharmaceuticals, Inc., Class B (I)	3,289	4,802
Mannkind Corp. (I)(L)	2,976	19,017
Martek Biosciences Corp. (I)(L)	947	22,453
Maxygen, Inc. (I)	1,062	5,873
Medivation, Inc. (I)	941	8,318
Metabolix, Inc. (I)(L)	695	9,945
Micromet, Inc. (I)	1,966	12,268
Molecular Insight Pharmaceuticals, Inc. (I)(L)	2,273	3,750
Momenta Pharmaceuticals, Inc. (I)	1,112	13,633
Myriad Genetics, Inc. (I)	2,463	36,822
Myriad Pharmaceuticals, Inc. (I)	637	2,395
Nabi Biopharmaceuticals (I)	1,647	8,960
Nanosphere, Inc. (I)	1,220	5,319
Neurocrine Biosciences, Inc. (I)(L)	1,971	11,038
NeurogesX, Inc. (I)	549	3,640
Novavax, Inc. (I)(L)	2,526	5,481
NPS Pharmaceuticals, Inc. (I)	1,558	10,034
OncoGenex Pharmaceutical, Inc. (I)	172	2,313
Onyx Pharmaceuticals, Inc. (I)	1,666	35,969
Opko Health, Inc. (I)(L)	7,123	16,098
Orexigen Therapeutics, Inc. (I)(L)	1,351	5,674
Osiris Therapeutics, Inc. (I)	916	5,322
PDL BioPharma, Inc. (L)	3,172	17,827
Pharmacyclics, Inc. (I)	885	5,894
Pharmasset, Inc. (I)	853	23,321
PharmAthene, Inc. (I)(L)	2,276	3,710
Poniard Pharmaceuticals, Inc. (I)(L)	3,594	2,156
Progenics Pharmaceuticals, Inc. (I)(L)	935	5,124
Protalix BioTherapeutics, Inc. (I)(L)	1,450	8,860
Regeneron Pharmaceuticals, Inc. (I)	2,007	44,796
Repligen Corp. (I)	1,028	3,300
Rexahn Pharmaceuticals, Inc. (I)(L)	2,958	4,230
Rigel Pharmaceuticals, Inc. (I)(L)	1,052	7,574
Rxi Pharmaceuticals Corp. (I)	1,179	3,065
Sangamo Biosciences, Inc. (I)	1,269	4,708
Savient Pharmaceuticals, Inc. (I)(L)	1,724	21,722
SciClone Pharmaceuticals, Inc. (I)(L)	1,772	4,714
Seattle Genetics, Inc. (I)	2,722	32,637
SIGA Technologies, Inc. (I)(L)	1,017	7,831
Spectrum Pharmaceuticals, Inc. (I)(L)	1,304	5,112
StemCells, Inc. (I)(L)	3,867	3,635
Synta Pharmaceuticals Corp. (I)(L)	1,395	3,767
Talecris Biotherapeutics Holdings Corp. (I)	2,612	55,113
Targacept, Inc. (I)	710	13,724
Theravance, Inc. (I)(L)	1,722	21,646
Transcept Pharmaceuticals, Inc. (I)	578	4,815
Trubion Pharmaceuticals, Inc. (I)	1,161	3,611
Unigene Laboratories, Inc. (I)	3,320	2,623
United Therapeutics Corp. (I)(L)	1,386	67,651

103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vanda Pharmaceuticals, Inc. (I)	745	$4,924
Vertex Pharmaceuticals, Inc. (I)	4,854	159,697
Vical, Inc. (I)	1,699	5,267
Ziopharm Oncology, Inc. (I)	1,025	3,260
Zymogenetics, Inc. (I)	2,136	9,014

		5,307,127
Health Care Equipment & Supplies - 2.01%
Abaxis, Inc. (I)(L)	619	13,265
ABIOMED, Inc. (I)(L)	1,107	10,716
Accuray, Inc. (I)(L)	1,632	10,820
AGA Medical Holdings, Inc. (I)	806	10,228
Align Technology, Inc. (I)(L)	1,797	26,721
Alphatec Holdings, Inc. (I)	1,822	8,454
American Medical Systems Holdings, Inc. (I)(L)	1,939	42,891
Analogic Corp.	385	17,521
AngioDynamics, Inc. (I)	711	10,487
ArthroCare Corp. (I)(L)	400	12,260
Atrion Corp.	60	8,103
ATS Medical, Inc. (I)(L)	2,252	8,940
Baxter International, Inc.	15,184	617,078
Beckman Coulter, Inc.	1,748	105,387
Becton, Dickinson & Company	5,886	398,011
Boston Scientific Corp. (I)	38,375	222,575
Bovie Medical Corp. (I)	621	1,851
C.R. Bard, Inc.	2,360	182,971
Cantel Medical Corp.	469	7,832
CareFusion Corp. (I)	4,772	108,324
Conceptus, Inc. (I)(L)	873	13,601
CONMED Corp. (I)	843	15,705
CryoLife, Inc. (I)	905	4,878
Cutera, Inc. (I)	480	4,421
Cyberonics, Inc. (I)	793	18,778
Cynosure, Inc. (I)	415	4,470
Delcath Systems, Inc. (I)(L)	997	6,321
DENTSPLY International, Inc.	3,655	109,321
DexCom, Inc. (I)	1,357	15,687
Edwards Lifesciences Corp. (I)	2,812	157,528
Endologix, Inc. (I)	1,596	7,230
ev3, Inc. (I)	2,941	65,908
Exactech, Inc. (I)	444	7,584
Gen-Probe, Inc. (I)	1,245	56,548
Greatbatch, Inc. (I)	638	14,234
Haemonetics Corp. (I)	621	33,236
Hansen Medical, Inc. (I)(L)	2,337	4,978
HealthTronics, Inc. (I)(L)	2,195	10,602
HeartWare International, Inc. (I)	152	10,651
Hill-Rom Holdings, Inc. (L)	1,621	49,327
Hologic, Inc. (I)	6,585	91,729
Hospira, Inc. (I)	4,108	236,005
ICU Medical, Inc. (I)	416	13,383
IDEXX Laboratories, Inc. (I)(L)	1,461	88,975
Immucor, Inc. (I)	1,803	34,347
Insulet Corp. (I)(L)	889	13,379
Integra LifeSciences Holdings Corp. (I)(L)	741	27,417
Intuitive Surgical, Inc. (I)	984	310,570
Invacare Corp. (L)	863	17,899
Inverness Medical Innovations, Inc. (L)	2,152	57,372
IRIS International, Inc. (I)	544	5,516
Kensey Nash Corp. (I)	366	8,678
Kinetic Concepts, Inc. (I)	1,817	66,339
MAKO Surgical Corp. (I)	870	10,832
Masimo Corp. (L)	1,554	37,001
Medical Action Industries, Inc. (I)	530	6,355
Medtronic, Inc.	27,858	$1,010,410
MELA Sciences, Inc. (I)(L)	623	4,635
Meridian Bioscience, Inc. (L)	1,134	19,278
Merit Medical Systems, Inc. (I)	803	12,904
Micrus Endovascular Corp. (I)	581	12,079
Natus Medical, Inc. (I)	818	13,325
Neogen Corp. (I)	640	16,672
NuVasive, Inc. (I)(L)	994	35,247
NxStage Medical, Inc. (I)(L)	1,346	19,975
OraSure Technologies, Inc. (I)	1,614	7,473
Orthofix International NV (I)	515	16,506
Orthovita, Inc. (I)	2,292	4,653
Palomar Medical Technologies, Inc. (I)	607	6,792
Quidel Corp. (I)	938	11,903
ResMed, Inc. (I)(L)	1,887	114,748
Rochester Medical Corp. (I)	396	3,742
Rockwell Medical Technologies, Inc. (I)(L)	562	3,029
RTI Biologics, Inc. (I)	1,876	5,497
Sirona Dental Systems, Inc. (I)	1,421	49,508
Somanetics Corp. (I)	369	9,207
SonoSite, Inc. (I)	446	12,091
Spectranetics Corp. (I)	1,276	6,610
St. Jude Medical, Inc. (I)	8,392	302,867
STAAR Surgical Company (I)(L)	1,275	7,293
Stereotaxis, Inc. (I)(L)	1,375	4,551
STERIS Corp.	1,494	46,434
Stryker Corp.	10,007	500,950
SurModics, Inc. (I)	519	8,517
Symmetry Medical, Inc. (I)	1,095	11,541
Synovis Life Technologies, Inc. (I)	364	5,562
Teleflex, Inc.	976	52,977
The Cooper Companies, Inc. (L)	1,162	46,236
Thoratec Corp. (I)(L)	1,454	62,129
TomoTherapy, Inc. (I)	2,050	6,519
TranS1, Inc. (I)	1,489	3,886
Utah Medical Products, Inc.	176	4,389
Varian Medical Systems, Inc. (I)(L)	3,102	162,173
Vascular Solutions, Inc. (I)	568	7,100
Volcano Corp. (I)	1,303	28,431
West Pharmaceutical Services, Inc.	834	30,433
Wright Medical Group, Inc. (I)(L)	1,085	18,022
Young Innovations, Inc.	301	8,473
Zimmer Holdings, Inc. (I)	5,093	275,277
Zoll Medical Corp. (I)	627	16,992

		6,468,276
Health Care Providers & Services - 2.16%
Aetna, Inc.	10,856	286,381
Air Methods Corp. (I)	378	11,246
Alliance HealthCare Services, Inc. (I)	1,545	6,242
Allied Healthcare International, Inc. (I)	1,783	4,137
Almost Family, Inc. (I)(L)	235	8,209
Amedisys, Inc. (I)	738	32,450
America Service Group, Inc.	295	5,074
American Dental Partners, Inc. (I)	581	7,036
AMERIGROUP Corp. (I)(L)	1,303	42,321
AmerisourceBergen Corp.	7,117	225,965
AMN Healthcare Services, Inc. (I)	997	7,458
AmSurg Corp. (I)	841	14,987
Assisted Living Concepts, Inc. (I)	392	11,599
Bio Reference Labs, Inc. (I)	767	17,004
BioScrip, Inc. (I)	1,289	6,754
Brookdale Senior Living, Inc. (I)	3,054	45,810
Capital Senior Living Corp. (I)	1,094	5,437
Cardinal Health, Inc.	9,101	305,885

104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
CardioNet, Inc. (I)	627	$3,436
Catalyst Health Solutions, Inc. (I)	1,118	38,571
Centene Corp. (I)(L)	1,186	25,499
Chemed Corp.	537	29,342
Chindex International, Inc. (I)	484	6,065
CIGNA Corp.	6,958	216,115
Clarient, Inc. (I)(L)	2,206	6,794
Community Health Systems, Inc. (I)	2,363	79,893
Continucare Corp. (I)	2,330	7,806
Corvel Corp. (I)	362	12,232
Coventry Health Care, Inc. (I)	3,740	66,123
Cross Country Healthcare, Inc. (I)	961	8,639
DaVita, Inc. (I)	2,545	158,910
Emdeon, Inc., Class A (I)	2,279	28,556
Emergency Medical Services Corp., Class A (I)	481	23,583
Emeritus Corp. (I)	1,070	17,452
Express Scripts, Inc. (I)	13,846	651,039
Five Star Quality Care, Inc. (I)	1,299	3,923
Genoptix, Inc. (I)(L)	469	8,067
Gentiva Health Services, Inc. (I)	803	21,689
Hanger Orthopedic Group, Inc. (I)	873	15,679
Health Grades, Inc. (I)	1,002	6,012
Health Management Associates, Inc., Class A (I)	6,423	49,907
Health Net, Inc. (I)	2,548	62,095
Healthsouth Corp. (I)	2,362	44,193
Healthspring, Inc. (I)	1,521	23,591
Healthways, Inc. (I)(L)	1,022	12,182
Henry Schein, Inc. (I)(L)	2,230	122,427
HMS Holdings Corp. (I)	682	36,978
Humana, Inc. (I)	4,276	195,285
inVentiv Health, Inc. (I)	909	23,270
IPC The Hospitalist Company, Inc. (I)	448	11,245
Kindred Healthcare, Inc. (I)(L)	1,082	13,893
Laboratory Corp. of America Holdings (I)	2,578	194,252
Landauer, Inc.	260	15,829
LCA-Vision, Inc. (I)	680	3,767
LHC Group, Inc. (I)(L)	505	14,014
LifePoint Hospitals, Inc. (I)	1,373	43,112
Lincare Holdings, Inc. (L)	2,436	79,194
Magellan Health Services, Inc. (I)	842	30,581
McKesson Corp.	6,789	455,949
MedCath Corp. (I)	602	4,732
Medco Health Solutions, Inc. (I)	11,632	640,691
MEDNAX, Inc. (I)	1,175	65,342
Molina Healthcare, Inc. (I)(L)	706	20,333
MWI Veterinary Supply, Inc. (I)	344	17,289
National Healthcare Corp.	367	12,647
National Research Corp.	209	5,039
Nighthawk Radiology Holdings, Inc. (I)(L)	992	2,569
Novamed, Inc. (I)	303	2,515
Odyssey HealthCare, Inc. (I)	940	25,117
Omnicare, Inc.	2,976	70,531
Owens & Minor, Inc.	1,582	44,897
Patterson Companies, Inc.	3,062	87,359
PharMerica Corp. (I)	873	12,798
PSS World Medical, Inc. (I)(L)	1,492	31,556
Psychiatric Solutions, Inc. (I)(L)	1,436	46,986
Quest Diagnostics, Inc.	4,433	220,630
RehabCare Group, Inc. (I)	517	11,260
Res-Care, Inc. (I)	816	7,883
Select Medical Holdings Corp. (I)	2,914	19,757
Skilled Healthcare Group, Inc. (I)	1,119	7,598
Sun Healthcare Group, Inc. (I)	1,274	10,294
Sunrise Senior Living, Inc. (I)	1,848	$5,137
Team Health Holdings, Inc. (I)	747	9,651
Tenet Healthcare Corp. (I)	12,405	53,838
The Ensign Group, Inc.	555	9,169
The Providence Service Corp. (I)	400	5,600
Triple-S Management Corp., Class B (I)	927	17,196
UnitedHealth Group, Inc.	29,125	827,150
Universal American Financial Corp. (I)	1,971	28,382
Universal Health Services, Inc., Class B	2,496	95,222
US Physical Therapy, Inc. (I)	456	7,697
VCA Antech, Inc. (I)	2,115	52,367
Virtual Radiologic Corp. (I)(L)	584	10,021
WellCare Health Plans, Inc. (I)	1,123	26,660
WellPoint, Inc. (I)	11,166	546,352

		6,973,449
Health Care Technology - 0.13%
Allscripts-Misys Healthcare
Solutions, Inc. (I)(L)	3,630	58,443
athenahealth, Inc. (I)(L)	902	23,569
Cerner Corp. (I)(L)	2,041	154,891
Computer Programs & Systems, Inc.	284	11,621
Eclipsys Corp. (I)	1,546	27,581
Icad, Inc. (I)	1,996	3,812
MedAssets, Inc. (I)(L)	1,496	34,528
Medidata Solutions, Inc. (I)	654	10,130
MedQuist, Inc.	1,127	8,915
Merge Healthcare, Inc. (I)	1,602	4,694
Omnicell, Inc. (I)	951	11,117
Phase Forward, Inc. (I)	1,211	20,199
Quality Systems, Inc. (L)	714	41,405
Transcend Services, Inc. (I)	304	4,104
Vital Images, Inc. (I)	480	6,120

		421,129
Life Sciences Tools & Services - 0.57%
Accelrys, Inc. (I)	1,119	7,218
Affymetrix, Inc. (I)	2,183	12,880
Albany Molecular Research, Inc. (I)	943	4,875
Bio-Rad Laboratories, Inc., Class A (I)	668	57,775
Bruker Corp. (I)	4,254	51,729
Caliper Life Sciences, Inc. (I)(L)	2,073	8,852
Cambrex Corp. (I)	1,156	3,641
Charles River Laboratories International, Inc. (I)(L)	1,687	57,712
Covance, Inc. (I)	1,617	82,984
Dionex Corp. (I)	439	32,688
Enzo Biochem, Inc. (I)	1,224	4,982
eResearch Technology, Inc. (I)	1,526	12,025
Furiex Pharmaceuticals, Inc. (I)	248	2,520
Harvard Bioscience, Inc. (I)	1,347	4,795
Illumina, Inc. (I)(L)	3,065	133,419
Kendle International, Inc. (I)	418	4,815
Life Technologies Corp. (I)	4,547	214,846
Luminex Corp. (I)	1,175	19,059
Medtox Scientific, Inc. (I)	380	4,674
Mettler-Toledo International, Inc. (I)	804	89,751
Millipore Corp. (I)	1,402	149,523
Parexel International Corp. (I)	1,512	32,780
PerkinElmer, Inc.	2,971	61,411
Pharmaceutical Product Development, Inc.	2,982	75,773
Sequenom, Inc. (I)	1,676	9,905
Techne Corp.	875	50,269
Thermo Fisher Scientific, Inc. (I)	10,321	506,245

105

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (I)	2,346	$151,786

		1,848,932
Pharmaceuticals - 4.76%
Abbott Laboratories	39,052	1,826,853
Acura Pharmaceuticals, Inc. (I)(L)	1,237	3,105
Akorn, Inc. (I)	3,071	9,121
Alexza Pharmaceuticals, Inc. (I)(L)	1,676	4,559
Allergan, Inc.	7,657	446,097
Ardea Biosciences, Inc. (I)	500	10,280
Auxilium Pharmaceuticals, Inc. (I)(L)	1,169	27,472
AVANIR Pharmaceuticals, Class A (I)	2,373	6,099
Biodel, Inc. (I)(L)	1,025	3,875
BioMimetic Therapeutics, Inc. (I)	576	6,405
Bristol-Myers Squibb Company	43,204	1,077,508
Cadence Pharmaceuticals, Inc. (I)(L)	1,445	10,129
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,183	5,584
Corcept Therapeutics, Inc. (I)	1,037	3,235
Cornerstone Therapeutics, Inc. (I)	733	4,317
Cumberland Pharmaceuticals, Inc. (I)	514	3,300
Cypress Biosciences, Inc. (I)	1,095	2,519
DepoMed, Inc. (I)	1,695	4,746
Discovery Laboratories, Inc. (I)	4,858	923
Durect Corp. (I)	2,460	5,978
Eli Lilly & Company (L)	29,026	972,371
Emisphere Technologies, Inc. (I)	2,126	6,676
Endo Pharmaceuticals Holdings, Inc. (I)	2,942	64,194
Endo Pharmaceuticals, Inc.	2,544	1,430
Forest Laboratories, Inc. (I)	7,644	209,675
Hi-Tech Pharmacal Company, Inc. (I)(L)	348	7,973
Impax Laboratories, Inc. (I)(L)	1,213	23,120
Inspire Pharmaceuticals, Inc. (I)	2,363	11,791
Ista Pharmaceuticals, Inc. (I)(L)	1,316	2,882
Javelin Pharmaceuticals, Inc. (I)	1,955	4,301
Jazz Pharmaceuticals, Inc. (I)	952	7,454
Johnson & Johnson	69,206	4,087,306
K-V Pharmaceutical Company, Class A (I)	1,702	1,430
King Pharmaceuticals, Inc. (I)	6,407	48,629
Lannett Company, Inc. (I)	733	3,350
MAP Pharmaceuticals, Inc. (I)	618	8,108
Medicis Pharmaceutical Corp., Class A	1,569	34,330
Merck & Company, Inc.	78,421	2,742,382
Mylan, Inc. (I)(L)	7,769	132,384
Nektar Therapeutics (I)(L)	2,448	29,621
Obagi Medical Products, Inc. (I)	733	8,664
Optimer Pharmaceuticals, Inc. (I)	810	7,509
Pain Therapeutics, Inc. (I)	1,329	7,389
Par Pharmaceutical Companies, Inc. (I)	976	25,337
Perrigo Company	2,311	136,511
Pfizer, Inc.	203,084	2,895,978
POZEN, Inc. (I)(L)	921	6,456
Questcor Pharmaceuticals, Inc. (I)	1,776	18,133
Salix Pharmaceuticals, Ltd. (I)(L)	1,345	52,495
Santarus, Inc. (I)	1,897	4,705
Somaxon Pharmaceuticals, Inc. (I)	752	2,707
Sucampo Pharmaceuticals, Inc. (I)	1,224	4,321
SuperGen, Inc. (I)	2,016	4,072
The Medicines Company (I)	1,488	11,324
Valeant Pharmaceuticals International (I)(L)	1,971	103,064
Viropharma, Inc. (I)	2,038	22,846
Vivus, Inc. (I)(L)	2,092	20,083
Watson Pharmaceuticals, Inc. (I)	2,807	113,880
XenoPort, Inc. (I)	786	$7,711

		15,314,697

		36,333,610
Industrials - 10.38%
Aerospace & Defense - 2.35%
AAR Corp. (I)	1,019	17,058
Aerovironment, Inc. (I)(L)	594	12,908
Alliant Techsystems, Inc. (I)	781	48,469
American Science & Engineering, Inc.	228	17,376
Applied Signal Technology, Inc.	369	7,251
Argon ST, Inc. (I)	610	20,917
Ascent Solar Technologies, Inc. (I)(L)	1,063	2,902
Astronics Corp. (I)	363	5,939
BE Aerospace, Inc. (I)	2,611	66,398
Ceradyne, Inc. (I)	743	15,878
Cubic Corp.	673	24,484
Curtiss-Wright Corp.	1,149	33,367
DigitalGlobe, Inc. (I)	1,183	31,113
Ducommun, Inc.	360	6,156
DynCorp International, Inc. (I)	1,511	26,473
Esterline Technologies Corp. (I)	759	36,015
GenCorp, Inc. (I)(L)	1,684	7,376
General Dynamics Corp.	9,667	566,100
GeoEye, Inc. (I)	543	16,909
Goodrich Corp.	3,115	206,369
HEICO Corp., Class A	879	23,689
Herley Industries, Inc. (I)	450	6,417
Hexcel Corp. (I)	2,508	38,899
Honeywell International, Inc.	19,242	751,015
ITT Corp.	4,549	204,341
Kratos Defense & Security Solutions, Inc. (I)	430	4,515
L-3 Communications Holdings, Inc.	2,858	202,461
Ladish Company, Inc. (I)	505	11,474
LMI Aerospace, Inc. (I)	374	5,898
Lockheed Martin Corp.	9,410	701,045
Moog, Inc., Class A (I)	1,069	34,454
Northrop Grumman Corp.	7,576	412,437
Orbital Sciences Corp., Class A (I)	1,479	23,324
Precision Castparts Corp.	3,559	366,292
Raytheon Company	9,457	457,624
Rockwell Collins, Inc.	3,915	208,004
Spirit Aerosystems Holdings, Inc. (I)	3,574	68,120
Stanley, Inc. (I)	658	24,596
Taser International, Inc. (I)	1,850	7,215
Teledyne Technologies, Inc. (I)	901	34,761
The Boeing Company	19,049	1,195,325
Todd Shipyards Corp.	249	3,683
TransDigm Group, Inc.	1,210	61,746
Triumph Group, Inc.	432	28,784
United Technologies Corp.	23,530	1,527,332

		7,572,909
Air Freight & Logistics - 0.78%
Air Transport Services Group, Inc. (I)	1,821	8,668
Atlas Air Worldwide Holdings, Inc. (I)(L)	574	27,265
C.H. Robinson Worldwide, Inc. (L)	4,155	231,267
Dynamex, Inc. (I)	358	4,368
Expeditors International of Washington, Inc.	5,309	183,214
FedEx Corp.	7,866	551,485
Forward Air Corp.	789	21,500
HUB Group, Inc., Class A (I)	1,001	30,040
Pacer International, Inc. (I)(L)	1,286	8,989
Park-Ohio Holdings Corp. (I)(L)	499	7,181
United Parcel Service, Inc., Class B	25,032	1,424,070

106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
UTI Worldwide, Inc.	2,665	$32,993

		2,531,040
Airlines - 0.26%
AirTran Holdings, Inc. (I)(L)	3,288	15,947
Alaska Air Group, Inc. (I)	915	41,129
Allegiant Travel Company	512	21,857
AMR Corp. (I)(L)	7,783	52,769
Continental Airlines, Inc., Class B (I)	3,552	78,144
Delta Air Lines, Inc. (I)(L)	19,822	232,909
Hawaiian Holdings, Inc. (I)	1,498	7,745
JetBlue Airways Corp. (I)(L)	7,572	41,570
Pinnacle Airlines Corp. (I)	660	3,590
Republic Airways Holdings, Inc. (I)(L)	1,075	6,568
Skywest, Inc.	1,517	18,538
Southwest Airlines Company	18,744	208,246
UAL Corp. (I)	3,979	81,808
US Airways Group, Inc. (I)	3,798	32,701

		843,521
Building Products - 0.16%
A.O. Smith Corp.	751	36,191
AAON, Inc. (L)	511	11,911
American Woodmark Corp. (L)	421	7,199
Ameron International Corp.	258	15,565
Apogee Enterprises, Inc.	791	8,567
Armstrong World Industries, Inc. (I)(L)	1,446	43,640
Builders FirstSource, Inc. (I)	1,331	3,194
Gibraltar Industries, Inc. (I)	892	9,009
Griffon Corp. (I)	1,664	18,404
Insteel Industries, Inc.	537	6,240
Lennox International, Inc.	1,392	57,865
Masco Corp.	9,074	97,636
NCI Building Systems, Inc. (I)	290	2,427
Owens Corning, Inc. (I)	3,237	96,819
PGT, Inc. (I)	1,565	4,022
Quanex Building Products Corp.	1,041	17,999
Simpson Manufacturing Company, Inc. (L)	1,268	31,129
Trex Company, Inc. (I)	458	9,201
Universal Forest Products, Inc.	524	15,882
USG Corp. (I)(L)	2,594	31,336

		524,236
Commercial Services & Supplies - 0.72%
ABM Industries, Inc.	1,294	27,109
ACCO Brands Corp. (I)	1,599	7,979
American Reprographics Company (I)	1,377	12,021
APAC Customer Services, Inc. (I)	1,423	8,111
ATC Technology Corp. (I)	616	9,930
Avery Dennison Corp.	2,825	90,767
Bowne & Company, Inc.	864	9,694
Cenveo, Inc. (I)	1,729	9,475
Cintas Corp.	3,741	89,672
Clean Harbors, Inc. (I)	678	45,026
Consolidated Graphics, Inc. (I)	303	13,102
Copart, Inc. (I)	2,043	73,160
Cornell Companies, Inc. (I)	435	11,688
Corrections Corp. of America (I)	2,917	55,656
Courier Corp.	365	4,457
Covanta Holding Corp. (L)	3,963	65,746
Deluxe Corp.	1,294	24,263
EnergySolutions, Inc.	2,481	12,628
EnerNOC, Inc. (I)(L)	663	20,845
Ennis, Inc.	783	11,753
Fuel Tech, Inc. (I)	720	4,550
G & K Services, Inc., Class A	538	11,110
Healthcare Services Group, Inc.	1,008	$19,102
Heritage-Crystal Clean, Inc. (I)	382	3,075
Herman Miller, Inc.	1,386	26,154
HNI Corp. (L)	1,140	31,453
Innerworkings, Inc. (I)	1,379	9,419
Interface, Inc., Class A	1,615	17,345
Iron Mountain, Inc. (L)	5,102	114,591
KAR Auction Services, Inc. (I)	2,484	30,727
Kimball International, Inc., Class B	1,154	6,382
Knoll, Inc.	1,249	16,599
M&F Worldwide Corp. (I)	527	14,282
McGrath Rentcorp	676	15,399
Metalico, Inc. (I)(L)	1,307	5,202
Mine Safety Appliances Company	931	23,070
Mobile Mini, Inc. (I)(L)	978	15,922
Multi-Color Corp.	402	4,116
Perma-Fix Environmental Services, Inc. (I)(L)	1,860	2,995
Pitney Bowes, Inc. (L)	5,036	110,591
PRGX Global, Inc. (I)	841	3,490
R.R. Donnelley & Sons Company	5,132	84,011
Republic Services, Inc.	9,639	286,567
Rino International Corp. (I)(L)	527	6,593
Rollins, Inc.	2,398	49,615
Schawk, Inc., Class A	698	10,435
Standard Parking Corp. (I)	524	8,295
Standard Register Company	865	2,716
Steelcase, Inc., Class A (L)	3,560	27,590
Stericycle, Inc. (I)(L)	2,085	136,734
SYKES Enterprises, Inc. (I)	1,255	17,859
Team, Inc. (I)	565	7,373
Tetra Tech, Inc. (I)	1,598	31,337
The Brinks Company	1,204	22,912
The Geo Group, Inc. (I)(L)	1,360	28,220
United Stationers, Inc. (I)	565	30,776
US Ecology, Inc.	563	8,203
Viad Corp.	594	10,484
Waste Connections, Inc. (I)	1,959	68,350
Waste Management, Inc.	12,130	379,548

		2,306,274
Construction & Engineering - 0.29%
Aecom Technology Corp. (I)	2,821	65,052
Argan, Inc. (I)	425	4,433
Comfort Systems USA, Inc.	1,100	10,626
Dycom Industries, Inc. (I)	1,168	9,986
EMCOR Group, Inc. (I)	1,714	39,713
Fluor Corp.	4,500	191,250
Furmanite Corp. (I)	1,184	4,700
Granite Construction, Inc. (L)	975	22,991
Great Lakes Dredge & Dock Corp.	1,642	9,852
Insituform Technologies, Inc., Class A (I)	1,011	20,705
Integrated Electrical Services, Inc. (I)(L)	455	1,588
Jacobs Engineering Group, Inc. (I)	3,130	114,057
KBR, Inc.	4,030	81,970
Layne Christensen Company (I)	553	13,421
MasTec, Inc. (I)	2,023	19,016
Michael Baker Corp. (I)	244	8,516
MYR Group, Inc. (I)	563	9,396
Northwest Pipe Company (I)	260	4,940
Orion Marine Group, Inc. (I)	705	10,011
Pike Electric Corp. (I)	929	8,751
Quanta Services, Inc. (I)(L)	4,996	103,167
Sterling Construction Company, Inc. (I)	376	4,865
The Shaw Group, Inc. (I)	2,136	73,094
Tutor Perini Corp. (I)(L)	1,306	21,523

107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
URS Corp. (I)	2,083	$81,966

		935,589
Electrical Equipment - 0.60%
A123 Systems, Inc. (I)(L)	2,152	20,293
Acuity Brands, Inc. (L)	1,062	38,636
Advanced Battery Technologies, Inc. (I)(L)	1,738	5,701
American Superconductor Corp. (I)(L)	1,177	31,414
AMETEK, Inc.	2,624	105,354
AZZ, Inc.	360	13,237
Baldor Electric Company	1,190	42,935
Belden, Inc.	1,221	26,862
Brady Corp., Class A	1,328	33,094
Broadwind Energy, Inc. (I)	2,245	6,286
Capstone Turbine Corp. (I)(L)	5,555	5,444
Chase Corp.	374	4,275
Emerson Electric Company	18,924	826,790
Encore Wire Corp.	643	11,696
Ener1, Inc. (I)(L)	3,206	10,836
Energy Conversion Devices, Inc. (I)	1,280	5,248
EnerSys, Inc. (I)	1,280	27,354
Evergreen Solar, Inc. (I)(L)	6,073	4,142
Franklin Electric Company, Inc.	628	18,099
Fuelcell Energy, Inc. (I)	2,114	2,495
General Cable Corp. (I)(L)	1,394	37,150
GrafTech International, Ltd. (I)	3,148	46,024
Hubbell, Inc.	1,394	55,328
II-VI, Inc. (I)	795	23,556
LaBarge, Inc. (I)	492	5,614
LSI Industries, Inc.	780	3,806
Polypore International, Inc. (I)	1,201	27,311
Powell Industries, Inc. (I)	330	9,022
Preformed Line Products Company	156	4,360
Regal-Beloit Corp.	900	50,202
Rockwell Automation, Inc.	3,587	176,086
Roper Industries, Inc. (L)	2,301	128,764
Satcon Technology Corp. (I)	1,997	5,711
Thomas & Betts Corp. (I)	1,315	45,631
UQM Technologies, Inc. (I)	937	3,176
Valence Technology, Inc. (I)(L)	4,864	3,502
Vicor Corp. (L)	1,180	14,738
Woodward Governor Company	1,734	44,269

		1,924,441
Industrial Conglomerates - 1.78%
3M Company	17,897	1,413,684
Carlisle Companies, Inc.	1,509	54,520
General Electric Company	268,408	3,870,443
McDermott International, Inc. (I)	5,826	126,191
Otter Tail Corp.	1,004	19,407
Raven Industries, Inc.	511	17,226
Seaboard Corp.	31	46,810
Standex International Corp.	432	10,951
Textron, Inc.	6,943	117,823
Tredegar Industries, Inc.	946	15,439
Tyco International, Ltd.	897	31,601
United Capital Corp. (I)	279	6,810

		5,730,905
Machinery - 2.03%
3D Systems Corp. (I)(L)	736	9,237
Actuant Corp., Class A	1,778	33,480
AGCO Corp. (I)	2,304	62,139
Alamo Group, Inc.	343	7,443
Albany International Corp., Class A	774	12,531
Altra Holdings, Inc. (I)	837	10,898
American Railcar Industries, Inc. (I)	738	$8,915
Ampco-Pittsburgh Corp.	311	6,478
ArvinMeritor, Inc. (I)(L)	2,097	27,471
Astec Industries, Inc. (I)	603	16,721
Badger Meter, Inc.	413	15,979
Barnes Group, Inc. (L)	1,453	23,815
Blount International, Inc. (I)	1,350	13,865
Briggs & Stratton Corp. (L)	1,338	22,773
Bucyrus International, Inc. (L)	1,999	94,853
Cascade Corp.	111	3,953
Caterpillar, Inc.	15,727	944,721
Chart Industries, Inc. (I)	790	12,308
CIRCOR International, Inc.	491	12,560
CLARCOR, Inc.	1,238	43,974
Colfax Corp. (I)	1,310	13,637
Columbus McKinnon Corp. (I)	576	8,047
Commercial Vehicle Group, Inc. (I)(L)	851	8,689
Crane Company	1,485	44,862
Cummins, Inc.	5,082	330,991
Danaher Corp.	16,216	601,938
Deere & Company	10,636	592,212
Donaldson Company, Inc.	1,875	79,969
Dover Corp.	4,694	196,162
Dynamic Materials Corp.	370	5,935
Eaton Corp.	4,175	273,212
Energy Recovery, Inc. (I)	1,460	5,840
EnPro Industries, Inc. (I)	575	16,186
ESCO Technologies, Inc.	711	18,308
Federal Signal Corp.	1,455	8,788
Flanders Corp. (I)	918	2,855
Flow International Corp. (I)	1,391	3,283
Flowserve Corp.	1,399	118,635
Force Protection, Inc. (I)	1,894	7,765
FreightCar America, Inc.	369	8,347
Gardner Denver, Inc.	1,309	58,368
Graco, Inc.	1,527	43,046
Graham Corp.	322	4,827
Greenbrier Companies, Inc. (I)	617	6,910
Harsco Corp.	2,073	48,716
Hurco Companies, Inc. (I)(L)	228	3,386
IDEX Corp.	1,982	56,626
Illinois Tool Works, Inc.	12,641	521,820
John Bean Technologies Corp.	744	11,346
Joy Global, Inc.	2,586	129,533
Kadant, Inc. (I)	468	8,153
Kaydon Corp.	859	28,227
Kennametal, Inc.	2,053	52,208
L.B. Foster Company (I)	310	8,035
Lincoln Electric Holdings, Inc.	1,065	54,304
Lindsay Corp.	368	11,662
Met-Pro Corp.	518	5,574
Middleby Corp. (I)(L)	479	25,478
Miller Industries, Inc.	442	5,954
Mueller Industries, Inc.	1,020	25,092
Mueller Water Products, Inc.	3,212	11,917
NACCO Industries, Inc., Class A	223	19,793
Navistar International Corp. (I)	1,796	88,363
Nordson Corp.	850	47,668
Omega Flex, Inc.	322	4,695
Oshkosh Corp. (I)	2,292	71,419
PACCAR, Inc. (L)	9,162	365,289
Pall Corp.	2,914	100,154
Parker Hannifin Corp.	4,030	223,504
Pentair, Inc.	2,441	78,600
PMFG, Inc. (I)	477	7,227

108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Portec Rail Products, Inc.	522	$5,940
RBC Bearings, Inc. (I)	592	17,162
Robbins & Myers, Inc.	934	20,305
Sauer-Danfoss, Inc. (I)	1,366	16,693
SmartHeat, Inc. (I)	603	3,443
Snap-On, Inc.	1,450	59,320
SPX Corp.	1,257	66,382
Sun Hydraulics, Inc.	480	11,261
Tecumseh Products Company, Class A (I)	727	8,084
Tennant Company	543	18,364
Terex Corp. (I)	2,771	51,929
The Eastern Company	217	3,181
The Gorman-Rupp Company (L)	488	12,224
The Manitowoc Company, Inc.	3,433	31,378
The Toro Company	822	40,377
Timken Company	2,469	64,169
Titan International, Inc.	1,034	10,309
TriMas Corp. (I)	1,098	12,418
Trinity Industries, Inc. (L)	2,056	36,432
Twin Disc, Inc.	407	4,624
Valmont Industries, Inc.	668	48,537
Wabash National Corp. (I)	777	5,524
WABCO Holdings, Inc. (I)	1,648	51,879
Wabtec Corp. (L)	1,194	47,629
Watts Water Technologies, Inc., Class A	783	22,441

		6,527,674
Marine - 0.05%
Alexander & Baldwin, Inc.	1,088	32,401
American Commercial Lines, Inc. (I)	399	8,981
Eagle Bulk Shipping, Inc. (I)	1,793	7,566
Excel Maritime Carriers, Ltd. (I)(L)	2,253	11,535
Genco Shipping & Trading, Ltd. (I)	884	13,251
Horizon Lines, Inc. (L)	1,058	4,475
International Shipholding Corp.	238	5,267
Kirby Corp. (I)	1,357	51,905
Navios Maritime Partners LP	653	10,291
TBS International PLC, Class A (I)	894	5,480

		151,152
Professional Services - 0.30%
Acacia Research - Acacia Technologies (I)	1,063	15,126
Administaff, Inc.	689	16,646
Barrett Business Services, Inc.	443	5,493
CBIZ, Inc. (I)	1,776	11,295
CDI Corp.	579	8,992
CoStar Group, Inc. (I)	555	21,534
CRA International, Inc. (I)	339	6,383
Diamond Management & Technology Consultants, Inc.	983	10,135
Dun & Bradstreet Corp.	1,219	81,819
Equifax, Inc.	3,129	87,800
Exponent, Inc. (I)	387	12,663
FTI Consulting, Inc. (I)	1,192	51,959
GP Strategies Corp. (I)	781	5,670
Heidrick & Struggles International, Inc.	459	10,474
Hill International, Inc. (I)	1,334	5,416
Hudson Highland Group, Inc. (I)	1,157	5,091
Huron Consulting Group, Inc. (I)	570	11,064
ICF International, Inc. (I)	401	9,596
IHS, Inc., Class A (I)	1,573	91,895
Kelly Services, Inc., Class A (I)	1,022	15,197
Kforce, Inc. (I)	1,103	14,063
Korn/Ferry International (I)(L)	1,276	17,736
Manpower, Inc.	1,995	86,144
Navigant Consulting Company (I)	1,367	$14,189
Odyssey Marine Exploration, Inc. (I)	3,014	3,014
On Assignment, Inc. (I)	1,155	5,810
Resources Connection, Inc. (I)	1,266	17,218
Robert Half International, Inc. (L)	3,724	87,700
School Specialty, Inc. (I)	555	10,029
SFN Group, Inc. (I)	1,603	8,752
The Advisory Board Company (I)	449	19,289
The Corporate Executive Board Company	895	23,512
The Dolan Company (I)	857	9,530
Towers Watson & Company	1,538	59,751
TrueBlue, Inc. (I)	1,228	13,741
Verisk Analytics, Inc., Class A (I)	3,120	93,288
Volt Information Sciences, Inc. (I)	717	6,023
VSE Corp.	148	4,709

		978,746
Road & Rail - 0.81%
AMERCO, Inc. (I)	494	27,195
Arkansas Best Corp.	705	14,629
Avis Budget Group, Inc. (I)(L)	2,681	26,327
Celadon Group, Inc. (I)	732	10,350
Con-way, Inc.	1,284	38,546
CSX Corp.	9,810	486,870
Dollar Thrifty Automotive Group, Inc. (I)	626	26,674
Genesee & Wyoming, Inc., Class A (I)	975	36,377
Heartland Express, Inc. (L)	2,236	32,467
Hertz Global Holdings, Inc. (I)(L)	10,406	98,441
J.B. Hunt Transport Services, Inc.	3,165	103,401
Kansas City Southern (I)	2,453	89,167
Knight Transportation, Inc. (L)	2,109	42,686
Landstar System, Inc.	1,236	48,192
Marten Transport, Ltd. (I)	604	12,551
Norfolk Southern Corp.	9,256	491,031
Old Dominion Freight Lines, Inc. (I)	955	33,559
Patriot Transportation Holding, Inc. (I)	101	8,172
RailAmerica, Inc. (I)	415	4,117
Ryder Systems, Inc.	1,354	54,471
Saia, Inc. (I)	413	6,195
Union Pacific Corp.	12,685	881,734
Universal Truckload Services, Inc. (I)	479	6,672
USA Truck, Inc. (I)	336	5,416
Werner Enterprises, Inc. (L)	1,798	39,358

		2,624,598
Trading Companies & Distributors - 0.24%
Aceto Corp.	765	4,383
Aircastle, Ltd.	2,188	17,176
Applied Industrial Technologies, Inc.	1,121	28,384
Beacon Roofing Supply, Inc. (I)	1,173	21,137
BlueLinx Holdings, Inc. (I)	1,112	2,925
CAI International, Inc. (I)	702	8,354
DXP Enterprises, Inc. (I)	385	6,025
Fastenal Company (L)	3,704	185,904
GATX Corp.	1,171	31,242
H&E Equipment Services, Inc. (I)	1,032	7,730
Houston Wire & Cable Company	549	5,957
Interline Brands, Inc. (I)(L)	945	16,339
Kaman Corp., Class A	747	16,524
Lawson Products, Inc.	337	5,722
MSC Industrial Direct Company, Inc., Class A	1,198	60,691
RSC Holdings, Inc. (I)(L)	2,750	16,968
Rush Enterprises, Inc., Class A (I)	202	2,699
TAL International Group, Inc.	812	18,246
Textainer Group Holdings, Ltd.	1,240	29,934

109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Titan Machinery, Inc. (I)	547	$7,182
United Rentals, Inc. (I)(L)	1,640	15,285
Watsco, Inc. (L)	724	41,934
WESCO International, Inc. (I)	1,087	36,599
WW Grainger, Inc.	1,790	178,016

		765,356
Transportation Infrastructure - 0.01%
Macquarie Infrastructure Company LLC (I)	1,287	16,461

		33,432,902
Information Technology - 18.01%
Communications Equipment - 2.03%
Acme Packet, Inc. (I)	1,524	40,965
ADC Telecommunications, Inc. (I)	2,729	20,222
ADTRAN, Inc. (L)	1,545	42,132
Anaren, Inc. (I)	495	7,395
Arris Group, Inc. (I)	3,254	33,158
Aruba Networks, Inc. (I)	2,349	33,450
Aviat Networks, Inc. (I)	1,841	6,683
Bel Fuse, Inc., Class B	152	2,510
BigBand Networks, Inc. (I)(L)	1,816	5,484
Black Box Corp.	493	13,750
Blue Coat Systems, Inc. (I)	1,094	22,350
Brocade Communications Systems, Inc. (I)	11,151	57,539
Calix, Inc. (I)	495	5,079
Ciena Corp. (I)(L)	2,449	31,053
Cisco Systems, Inc. (I)	143,966	3,067,915
CommScope, Inc. (I)	2,403	57,119
Communications Systems, Inc. (L)	421	4,387
Comtech Telecommunications Corp. (I)(L)	730	21,849
DG Fastchannel, Inc. (I)(L)	586	19,092
Digi International, Inc. (I)	840	6,947
EchoStar Corp., Class A (I)	2,323	44,323
Emcore Corp. (I)	3,034	2,700
EMS Technologies, Inc. (I)	461	6,924
Emulex Corp. (I)	2,134	19,590
Extreme Networks, Inc. (I)	2,882	7,781
F5 Networks, Inc. (I)	1,992	136,591
Finisar Corp. (I)	1,597	23,795
Globecomm Systems, Inc. (I)	724	5,973
Harmonic, Inc. (I)	2,683	14,596
Harris Corp.	3,284	136,779
Hughes Communications, Inc. (I)	592	14,403
Infinera Corp. (I)	2,615	16,814
InterDigital, Inc. (I)(L)	1,123	27,727
Ixia (I)	1,888	16,218
JDS Uniphase Corp. (I)(L)	5,636	55,458
Juniper Networks, Inc. (I)	13,111	299,193
KVH Industries, Inc. (I)	660	8,197
Loral Space & Communications, Inc. (I)	535	22,855
Motorola, Inc. (I)	58,379	380,631
MRV Communications, Inc. (I)	2,373	3,085
NETGEAR, Inc. (I)	905	16,145
Network Equipment Technologies, Inc. (I)(L)	1,065	3,717
Oplink Communications, Inc. (I)	711	10,189
OpNext, Inc. (I)	2,972	4,904
Orbcomm, Inc. (I)	1,613	2,936
Palm, Inc. (I)	3,882	22,089
Parkervision, Inc. (I)(L)	1,260	1,600
PC-Tel, Inc. (I)	759	3,825
Plantronics, Inc.	1,242	35,521
Polycom, Inc. (I)	2,126	63,334
Powerwave Technologies, Inc. (I)(L)	4,442	6,841
QUALCOMM, Inc.	42,298	1,389,066
Riverbed Technology, Inc. (I)	1,782	$49,219
Seachange International, Inc. (I)	965	7,942
ShoreTel, Inc. (I)	1,372	6,366
Sonus Networks, Inc. (I)	7,810	21,165
Sycamore Networks, Inc.	808	13,429
Symmetricom, Inc. (I)	1,491	7,589
Tekelec, Inc. (I)	1,745	23,104
Tellabs, Inc.	9,698	61,970
UTStarcom, Inc. (I)	4,677	8,606
Viasat, Inc. (I)(L)	875	28,490
WorldGate Communications, Inc. (I)(L)	9,545	5,259

		6,536,018
Computers & Peripherals - 3.52%
3PAR, Inc. (I)(L)	1,716	15,976
ActivIdentity Corp. (I)	1,892	3,614
Adaptec, Inc.	3,575	10,260
Apple, Inc. (I)	22,805	5,736,142
Avid Technology, Inc. (I)	1,119	14,245
Compellent Technologies, Inc. (I)(L)	584	7,078
Cray, Inc. (I)	1,133	6,322
Dell, Inc. (I)	49,251	593,967
Diebold, Inc.	1,637	44,608
Electronics for Imaging, Inc. (I)	1,291	12,587
EMC Corp. (I)	51,673	945,616
Hewlett-Packard Company	59,165	2,560,661
Hutchinson Technology, Inc. (I)(L)	787	3,408
Hypercom Corp. (I)(L)	2,205	10,231
Imation Corp. (I)	1,139	10,467
Immersion Corp. (I)	969	4,903
Intermec, Inc. (I)	1,649	16,902
Intevac, Inc. (I)	761	8,120
Isilon Systems, Inc. (I)	1,761	22,611
Lexmark International, Inc., Class A (I)	1,974	65,201
NCR Corp. (I)	4,087	49,534
NetApp, Inc. (I)	8,518	317,807
Novatel Wireless, Inc. (I)(L)	922	5,292
Presstek, Inc. (I)(L)	975	3,442
QLogic Corp. (I)(L)	2,872	47,733
Quantum Corp. (I)	5,993	11,267
Rimage Corp. (I)	343	5,430
SanDisk Corp. (I)	5,769	242,702
Seagate Technology (I)	12,583	164,082
Silicon Graphics International Corp. (I)(L)	1,010	7,151
STEC, Inc. (I)	1,348	16,931
Stratasys, Inc. (I)	579	14,220
Super Micro Computer, Inc. (I)	1,005	13,568
Synaptics, Inc. (I)(L)	886	24,365
Teradata Corp. (I)	4,243	129,327
Western Digital Corp. (I)(L)	5,756	173,601

		11,319,371
Electronic Equipment, Instruments & Components - 0.85%
Agilent Technologies, Inc. (I)	8,774	249,445
Agilysys, Inc.	745	4,984
Amphenol Corp., Class A	4,349	170,829
Anixter International, Inc. (I)(L)	857	36,508
Arrow Electronics, Inc. (I)	2,904	64,904
Avnet, Inc. (I)	3,814	91,956
AVX Corp.	4,216	54,049
Benchmark Electronics, Inc. (I)	1,614	25,582
Brightpoint, Inc. (I)	2,034	14,238
Checkpoint Systems, Inc. (I)	1,010	17,534
Cogent, Inc. (I)	2,298	20,705
Cognex Corp.	1,074	18,881

110

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Coherent, Inc. (I)	666	$22,844
Comverge, Inc. (I)	665	5,958
Corning, Inc.	39,251	633,904
CPI International, Inc. (I)	558	8,699
CTS Corp.	1,164	10,755
Daktronics, Inc. (L)	1,228	9,210
DDi Corp.	999	7,522
Dolby Laboratories, Inc., Class A (I)	2,847	178,478
DTS, Inc. (I)	499	16,402
Echelon Corp. (I)(L)	1,217	8,921
Electro Rent Corp.	723	9,247
Electro Scientific Industries, Inc. (I)	929	12,411
FARO Technologies, Inc. (I)	488	9,130
FLIR Systems, Inc. (I)	3,838	111,647
Gerber Scientific, Inc. (I)	910	4,869
ICx Technologies, Inc. (I)	1,119	8,169
Ingram Micro, Inc., Class A (I)	4,018	61,033
Insight Enterprises, Inc. (I)	1,327	17,463
IPG Photonics Corp. (I)	1,256	19,129
Itron, Inc. (I)	1,014	62,685
Jabil Circuit, Inc.	5,529	73,536
L-1 Identity Solutions, Inc. (I)(L)	2,454	20,098
Littelfuse, Inc. (I)	585	18,492
Maxwell Technologies, Inc. (I)	713	8,128
Measurement Specialties, Inc. (I)	563	7,713
Mercury Computer Systems, Inc. (I)	689	8,082
Methode Electronics, Inc.	1,251	12,185
Microvision, Inc. (I)(L)	2,370	7,015
Molex, Inc. (L)	4,349	79,326
MTS Systems Corp.	513	14,877
Multi-Fineline Electronix, Inc. (I)	701	17,497
National Instruments Corp.	1,905	60,541
Newport Corp. (I)	1,121	10,156
OSI Systems, Inc. (I)	502	13,941
Park Electrochemical Corp.	598	14,597
PC Connection, Inc. (I)	930	5,636
Plexus Corp. (I)	1,027	27,462
Power-One, Inc. (I)	2,478	16,727
RadiSys Corp. (I)	757	7,207
Rofin-Sinar Technologies, Inc. (I)	798	16,614
Rogers Corp. (I)	496	13,774
Sanmina-SCI Corp. (I)	2,069	28,159
Scansource, Inc. (I)	689	17,177
Smart Modular Technologies (WWH), Inc. (I)(L)	2,012	11,770
Spectrum Control, Inc. (I)	494	6,906
SYNNEX Corp. (I)(L)	905	23,186
Tech Data Corp. (I)	1,247	44,418
Technitrol, Inc. (L)	1,242	3,925
Trimble Navigation, Ltd. (I)	3,032	84,896
TTM Technologies, Inc. (I)	1,323	12,569
Universal Display Corp. (I)	1,031	18,537
Vishay Intertechnology, Inc. (I)	4,827	37,361
X-Rite, Inc. (I)	3,072	11,336
Zygo Corp. (I)	749	6,074

		2,748,009
Internet Software & Services - 1.83%
Akamai Technologies, Inc. (I)(L)	4,359	176,845
Ancestry.com, Inc. (I)	619	10,907
AOL, Inc. (I)	2,701	56,154
Art Technology Group, Inc. (I)	3,679	12,582
comScore, Inc. (I)	810	13,341
Constant Contact, Inc. (I)	800	17,064
DealerTrack Holdings, Inc. (I)(L)	1,129	$18,572
Dice Holdings, Inc. (I)	1,793	12,408
Digital River, Inc. (I)	1,018	24,340
DivX, Inc. (I)	1,043	7,989
Earthlink, Inc.	2,844	22,638
eBay, Inc. (I)	32,702	641,286
Equinix, Inc. (I)(L)	997	80,976
Google, Inc., Class A (I)	7,985	3,552,926
GSI Commerce, Inc. (I)	1,464	42,163
IAC/InterActiveCorp (I)	3,457	75,950
InfoSpace, Inc. (I)	1,055	7,934
Innodata Isogen, Inc. (I)(L)	846	2,174
Internap Network Services Corp. (I)	1,633	6,810
Internet Brands, Inc., Class A (I)	1,229	12,696
Internet Capital Group, Inc. (I)	1,200	9,120
iPass, Inc. (I)	3,560	3,809
J2 Global Communications, Inc. (I)	1,133	24,745
Keynote Systems, Inc.	538	4,853
Limelight Networks, Inc. (I)	2,367	10,391
Liquidity Services, Inc. (I)	856	11,094
LivePerson, Inc. (I)(L)	1,655	11,353
LogMeIn, Inc. (I)	619	16,236
LoopNet, Inc. (I)	1,043	12,860
Marchex, Inc., Class B	1,314	5,059
ModusLink Global Solutions, Inc. (I)	1,434	8,647
Monster Worldwide, Inc. (I)(L)	3,219	37,501
Move, Inc. (I)	4,559	9,346
NIC, Inc.	1,839	11,788
OpenTable, Inc. (I)	616	25,546
Openwave Systems, Inc. (I)	3,126	6,346
Perficient, Inc. (I)	924	8,233
Quinstreet Incquinstreet Inc (I)	663	7,631
Rackspace Hosting, Inc. (I)(L)	3,199	58,670
RealNetworks, Inc. (I)	3,896	12,857
Saba Software, Inc. (I)	1,179	6,072
SAVVIS, Inc. (I)	1,460	21,535
Stamps.com, Inc. (I)	581	5,955
Support.com, Inc. (I)	1,821	7,575
TechTarget, Inc. (I)	1,366	7,349
Terremark Worldwide, Inc. (I)	1,771	13,832
The Knot, Inc. (I)	932	7,251
Travelzoo, Inc. (I)	440	5,447
United Online, Inc.	2,301	13,254
ValueClick, Inc. (I)(L)	2,279	24,363
VeriSign, Inc. (I)(L)	4,599	122,103
Vocus, Inc. (I)	554	8,465
Web.com Group, Inc. (I)	914	3,281
WebMD Health Corp. (I)	1,317	61,148
Yahoo!, Inc. (I)	35,294	488,116
Zix Corp. (I)(L)	2,922	6,604

		5,894,190
IT Services - 2.98%
Acxiom Corp. (I)	2,045	30,041
Alliance Data Systems Corp. (I)(L)	1,329	79,102
Automatic Data Processing, Inc.	12,609	507,638
Broadridge Financial Solutions, Inc.	3,378	64,351
CACI International, Inc., Class A (I)	738	31,350
Cass Information Systems, Inc.	265	9,076
CIBER, Inc. (I)	2,107	5,836
Cognizant Technology Solutions Corp., Class A (I)	7,495	375,200
Computer Sciences Corp.	3,820	172,855
Computer Task Group, Inc. (I)	836	5,401
Convergys Corp. (I)	3,222	31,608

111

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
CoreLogic, Inc.	2,633	$46,499
CSG Systems International, Inc. (I)(L)	971	17,798
Cybersource Corp. (I)	1,844	47,077
DST Systems, Inc. (L)	1,213	43,838
Dynamics Research Corp. (I)	455	4,600
eLoyalty Corp. (I)	575	3,410
Euronet Worldwide, Inc. (I)	1,367	17,484
Exlservice Holdings, Inc. (I)	874	15,007
Fidelity National Information Services, Inc.	9,399	252,081
Fiserv, Inc. (I)(L)	3,766	171,956
Forrester Research, Inc. (I)	603	18,247
Gartner, Inc., Class A (I)	2,414	56,126
Genpact, Ltd. (I)	5,501	85,431
Global Cash Access Holdings, Inc. (I)	2,039	14,701
Global Payments, Inc.	2,036	74,395
Heartland Payment Systems, Inc. (L)	1,043	15,478
Hewitt Associates, Inc. (I)	2,319	79,913
iGate Corp.	1,543	19,781
infoGROUP, Inc. (I)	1,682	13,422
Information Services Group, Inc. (I)	1,370	2,740
Integral Systems, Inc. (I)	588	3,734
International Business Machines Corp.	32,110	3,964,943
Lender Processing Services, Inc.	2,375	74,361
Lionbridge Technologies, Inc. (I)	2,007	9,172
ManTech International Corp. (I)(L)	536	22,818
MasterCard, Inc., Class A	3,258	650,069
MAXIMUS, Inc.	430	24,884
MoneyGram International, Inc. (I)(L)	2,451	6,005
NCI, Inc. (I)	381	8,603
NeuStar, Inc., Class A (I)	1,858	38,312
Online Resources Corp. (I)	853	3,540
Paychex, Inc.	8,993	233,548
RightNow Technologies, Inc. (I)	942	14,780
SAIC, Inc. (I)(L)	9,882	165,425
Sapient Corp.	3,595	36,453
SRA International, Inc., Class A (I)	1,449	28,502
StarTek, Inc. (I)	575	2,243
Syntel, Inc.	1,056	35,851
TeleTech Holdings, Inc. (I)	1,630	21,011
The Hackett Group, Inc. (I)	1,412	3,968
The Western Union Company	17,202	256,482
Tier Technologies, Inc., Class B (I)	780	4,742
TNS, Inc. (I)	699	12,191
Total Systems Services, Inc. (L)	4,895	66,572
Unisys Corp. (I)	1,057	19,544
VeriFone Holdings, Inc. (I)	2,175	41,173
Virtusa Corp. (I)	767	7,156
Visa, Inc., Class A (L)	21,298	1,506,834
Wright Express Corp. (I)	1,001	29,730

		9,605,088
Office Electronics - 0.09%
Xerox Corp.	33,248	267,314
Zebra Technologies Corp., Class A (I)	1,395	35,391

		302,705
Semiconductors & Semiconductor Equipment - 2.62%
Actel Corp. (I)	800	10,256
Advanced Analogic Technologies, Inc. (I)	1,477	4,712
Advanced Energy Industries, Inc. (I)	1,204	14,797
Advanced Micro Devices, Inc. (I)(L)	17,003	124,462
Altera Corp. (L)	7,440	184,586
Amkor Technology, Inc. (I)(L)	4,786	26,371
Anadigics, Inc. (I)	1,989	8,672
Analog Devices, Inc.	7,416	206,610
Applied Materials, Inc.	33,744	$405,603
Applied Micro Circuits Corp. (I)	1,899	19,902
Atheros Communications, Inc. (I)	1,661	45,744
Atmel Corp. (I)	11,504	55,219
ATMI, Inc. (I)	901	13,191
Axcelis Technologies, Inc. (I)(L)	1,571	2,435
Broadcom Corp., Class A	12,341	406,883
Brooks Automation, Inc. (I)	1,846	14,270
Cabot Microelectronics Corp. (I)	595	20,581
Cavium Networks, Inc. (I)(L)	1,155	30,249
Ceva, Inc. (I)	691	8,707
Cirrus Logic, Inc. (I)	1,779	28,126
Cohu, Inc.	781	9,474
Conexant Systems, Inc. (I)	1,652	3,700
Cree, Inc. (I)(L)	2,435	146,173
Cymer, Inc. (I)	764	22,951
Cypress Semiconductor Corp. (I)	4,205	42,218
Diodes, Inc. (I)	1,172	18,600
DSP Group, Inc. (I)	1,003	6,409
Entegris, Inc. (I)(L)	3,688	14,641
Entropic Communications, Inc. (I)	2,182	13,834
Exar Corp. (I)	1,351	9,362
Fairchild Semiconductor International, Inc. (I)	3,313	27,862
FEI Company (I)	1,020	20,104
First Solar, Inc. (I)(L)	2,161	245,987
FormFactor, Inc. (I)	1,333	14,396
GSI Technology, Inc. (I)	1,059	6,057
GT Solar International, Inc. (I)(L)	3,958	22,165
Hittite Microwave Corp. (I)	781	34,942
Integrated Device Technology, Inc. (I)	4,621	22,874
Integrated Silicon Solution, Inc. (I)	840	6,334
Intel Corp.	138,952	2,702,616
International Rectifier Corp. (I)	1,823	33,926
Intersil Corp., Class A (L)	3,170	38,389
IXYS Corp. (I)	925	8,177
KLA-Tencor Corp.	4,320	120,442
Kopin Corp. (I)	2,081	7,055
Kulicke & Soffa Industries, Inc. (I)(L)	1,889	13,261
Lam Research Corp. (I)	3,189	121,373
Lattice Semiconductor Corp. (I)	3,382	14,678
Linear Technology Corp. (L)	5,517	153,428
LSI Corp. (I)	16,810	77,326
LTX-Credence Corp. (I)	4,659	13,185
Marvell Technology Group, Ltd. (I)	15,693	247,322
Mattson Technology, Inc. (I)	1,852	7,019
Maxim Integrated Products, Inc.	7,555	126,395
Maxlinear, Inc., Class A (I)	471	6,585
MEMC Electronic Materials, Inc. (I)(L)	5,776	57,067
Micrel, Inc.	1,685	17,153
Microchip Technology, Inc. (L)	4,520	125,385
Micron Technology, Inc. (I)(L)	21,516	182,671
Microsemi Corp. (I)	2,079	30,416
Microtune, Inc. (I)	1,931	4,113
Mindspeed Technologies, Inc. (I)	448	3,356
MIPS Technologies, Inc., Class A (I)	1,405	7,180
MKS Instruments, Inc. (I)(L)	1,322	24,748
Monolithic Power Systems, Inc. (I)	933	16,663
Nanometrics, Inc. (I)(L)	693	6,992
National Semiconductor Corp.	5,960	80,222
Netlogic Microsystems, Inc. (I)(L)	1,186	32,259
Novellus Systems, Inc. (I)	2,351	59,621
NVE Corp. (I)	141	6,138
NVIDIA Corp. (I)	14,041	143,359
OmniVision Technologies, Inc. (I)	1,412	30,273
ON Semiconductor Corp. (I)	10,890	69,478

112

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp. (I)	831	$7,978
Photronics, Inc. (I)	1,673	7,562
PLX Technology, Inc. (I)	1,191	4,990
PMC-Sierra, Inc. (I)	5,965	44,857
Power Integrations, Inc.	717	23,084
Rambus, Inc. (I)	2,840	49,757
RF Micro Devices, Inc. (I)	7,195	28,132
Rubicon Technology, Inc. (I)(L)	613	18,261
Rudolph Technologies, Inc. (I)	1,148	8,667
Semtech Corp. (I)	1,537	25,161
Sigma Designs, Inc. (I)(L)	749	7,497
Silicon Image, Inc. (I)	2,326	8,164
Silicon Laboratories, Inc. (I)	1,089	44,170
Skyworks Solutions, Inc. (I)(L)	4,438	74,514
Standard Microsystems Corp. (I)	628	14,620
Supertex, Inc. (I)(L)	344	8,483
Teradyne, Inc. (I)(L)	4,537	44,236
Tessera Technologies, Inc. (I)	1,354	21,732
Texas Instruments, Inc.	31,213	726,639
Trident Microsystems, Inc. (I)	2,344	3,328
TriQuint Semiconductor, Inc. (I)	4,121	25,179
Ultra Clean Holdings, Inc. (I)	864	7,361
Ultratech, Inc. (I)	666	10,836
Varian Semiconductor Equipment Associates, Inc. (I)	1,859	53,279
Veeco Instruments, Inc. (I)(L)	883	30,269
Virage Logic Corp. (I)	1,014	12,056
Volterra Semiconductor Corp. (I)(L)	760	17,526
Xilinx, Inc. (L)	6,876	173,688
Zoran Corp. (I)	1,439	13,728

		8,423,484
Software - 4.09%
ACI Worldwide, Inc. (I)	975	18,983
Activision Blizzard, Inc.	31,611	331,599
Actuate Corp. (I)	1,414	6,292
Adobe Systems, Inc. (I)	13,194	348,717
Advent Software, Inc. (I)(L)	672	31,557
American Software, Inc., Class A	872	4,029
ANSYS, Inc. (I)	2,245	91,080
ArcSight, Inc. (I)	849	19,009
Ariba, Inc. (I)	2,434	38,774
Aspen Technology, Inc. (I)	1,272	13,852
Autodesk, Inc. (I)	5,808	141,483
Blackbaud, Inc. (L)	1,182	25,732
Blackboard, Inc. (I)	852	31,805
BMC Software, Inc. (I)	4,521	156,562
Bottomline Technologies, Inc. (I)	774	10,085
CA, Inc.	12,989	238,998
Cadence Design Systems, Inc. (I)(L)	7,011	40,594
Callidus Software, Inc. (I)(L)	1,128	3,734
Citrix Systems, Inc. (I)	4,592	193,920
CommVault Systems, Inc. (I)	1,153	25,943
Compuware Corp. (I)(L)	5,715	45,606
Concur Technologies, Inc. (I)(L)	1,264	53,948
Deltek, Inc. (I)	1,824	15,212
DemandTec, Inc. (I)(L)	790	5,333
Digimarc Corp. (I)	336	6,300
Double-Take Software, Inc. (I)	700	7,343
Ebix, Inc. (I)	840	13,171
Electronic Arts, Inc. (I)	8,299	119,506
Epicor Software Corp. (I)	1,781	14,230
EPIQ Systems, Inc.	981	12,684
ePlus, Inc. (I)	333	5,828
FactSet Research Systems, Inc. (L)	1,165	78,043
Fair Isaac Corp. (L)	1,221	$26,606
FalconStor Software, Inc. (I)	1,665	4,396
Fortinet, Inc. (I)	811	13,333
GSE Systems, Inc. (I)(L)	655	2,659
Guidance Software, Inc. (I)	970	5,063
Informatica Corp. (I)	2,293	54,757
Interactive Intelligence, Inc. (I)	531	8,724
Intuit, Inc. (I)	7,809	271,519
Jack Henry & Associates, Inc.	2,031	48,500
JDA Software Group, Inc. (I)	1,064	23,387
Kenexa Corp. (I)	756	9,072
Lawson Software, Inc. (I)	4,306	31,434
Manhattan Associates, Inc. (I)	630	17,357
McAfee, Inc. (I)	3,988	122,511
Mentor Graphics Corp. (I)	2,654	23,488
MICROS Systems, Inc. (I)	1,981	63,134
Microsoft Corp.	220,616	5,076,374
MicroStrategy, Inc., Class A (I)	319	23,954
Monotype Imaging Holdings, Inc. (I)	1,150	10,362
Netscout Systems, Inc. (I)(L)	1,140	16,211
NetSuite, Inc. (I)(L)	1,736	21,943
Novell, Inc. (I)	8,934	50,745
Nuance Communications, Inc. (I)(L)	7,133	106,638
Opnet Technologies, Inc.	643	9,446
Oracle Corp.	126,039	2,704,797
Parametric Technology Corp. (I)(L)	2,944	46,132
Pegasystems, Inc.	963	30,922
Phoenix Technology, Ltd. (I)	1,283	3,708
Progress Software Corp. (I)	1,009	30,300
PROS Holdings, Inc. (I)	914	5,941
QAD, Inc. (I)	1,397	5,770
Quest Software, Inc. (I)	2,237	40,355
Radiant Systems, Inc. (I)	1,026	14,836
Red Hat, Inc. (I)	4,759	137,725
Renaissance Learning, Inc.	873	12,824
Rosetta Stone, Inc. (I)	575	13,202
Rovi Corp. (I)	2,622	99,400
S1 Corp. (I)	1,603	9,634
Salesforce.com, Inc. (I)(L)	3,158	271,020
Smith Micro Software, Inc. (I)	909	8,645
SolarWinds, Inc. (I)	1,781	28,567
Solera Holdings, Inc.	1,757	63,603
Sonic Solutions (I)(L)	950	7,933
SonicWALL, Inc. (I)	1,581	18,577
Sourcefire, Inc. (I)(L)	755	14,345
SRS Labs, Inc. (I)	585	5,353
SS&C Technologies Holdings, Inc. (I)	882	14,138
SuccessFactors, Inc. (I)	1,586	32,973
Sybase, Inc. (I)	2,058	133,070
Symantec Corp. (I)	20,312	281,931
Symyx Technologies, Inc. (I)	1,059	5,306
Synchronoss Technologies, Inc. (I)	882	16,732
Synopsys, Inc. (I)	3,550	74,089
Take-Two Interactive Software, Inc. (I)(L)	2,201	19,809
Taleo Corp. (I)	866	21,035
TeleCommunication Systems, Inc. (I)	1,195	4,947
THQ, Inc. (I)(L)	2,106	9,098
TIBCO Software, Inc. (I)	4,227	50,978
TiVo, Inc. (I)	2,915	21,513
Tyler Technologies, Inc. (I)(L)	981	15,225
Ultimate Software Group, Inc. (I)(L)	692	22,739
Unica Corp. (I)(L)	738	7,070
VASCO Data Security International, Inc. (I)	1,108	6,836
VirnetX Holding Corp. (L)	1,385	8,199
VMware, Inc., Class A (I)(L)	9,880	618,389

113

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
Wave Systems Corp. Class A (I)	1,185	$3,839
Websense, Inc. (I)	1,137	21,489

		13,154,559

		57,983,424
Materials - 3.83%
Chemicals - 1.99%
A. Schulman, Inc.	713	13,518
Air Products & Chemicals, Inc.	5,323	344,984
Airgas, Inc.	2,155	134,041
Albemarle Corp.	2,285	90,737
American Vanguard Corp.	747	5,924
Ampal American Israel Corp. (I)(L)	1,959	3,056
Arch Chemicals, Inc.	660	20,288
Ashland, Inc.	1,966	91,262
Balchem Corp.	750	18,750
Cabot Corp.	1,675	40,384
Calgon Carbon Corp. (I)(L)	1,497	19,820
Celanese Corp., Series A	3,681	91,694
CF Industries Holdings, Inc.	1,441	91,431
Chemtura Corp. (I)	4,823	2,797
Cytec Industries, Inc.	1,241	49,628
E.I. Du Pont de Nemours & Company	22,780	787,960
Eastman Chemical Company	1,822	97,222
Ecolab, Inc.	5,910	265,418
Ferro Corp. (I)	1,672	12,323
FMC Corp. (L)	1,806	103,719
Georgia Gulf Corp. (I)	600	8,004
H.B. Fuller Company	1,262	23,965
Hawkins, Inc.	354	8,524
Huntsman Corp.	6,119	53,052
Innophos Holdings, Inc.	581	15,152
International Flavors & Fragrances, Inc.	1,949	82,677
Intrepid Potash, Inc. (I)(L)	1,949	38,142
KMG Chemicals, Inc. (L)	429	6,160
Koppers Holdings, Inc.	586	13,173
Kraton Performance Polymers Inc. (I)	315	5,919
Kronos Worldwide, Inc. (I)	1,380	26,910
Landec Corp. (I)	808	4,759
LSB Industries, Inc. (I)	629	8,372
Lubrizol Corp.	1,716	137,812
Minerals Technologies, Inc.	490	23,295
Monsanto Company	13,748	635,433
Nalco Holding Company	3,472	71,037
NewMarket Corp.	395	34,491
NL Industries, Inc.	1,366	8,333
Olin Corp.	2,056	37,193
OM Group, Inc. (I)(L)	815	19,446
Omnova Solutions, Inc. (I)	1,287	10,051
PolyOne Corp. (I)	2,499	21,042
PPG Industries, Inc.	4,152	250,822
Praxair, Inc.	7,673	583,071
Quaker Chemical Corp.	385	10,430
Rockwood Holdings, Inc. (I)	1,938	43,973
RPM International, Inc.	3,269	58,319
Senomyx, Inc. (I)(L)	1,183	4,484
Sensient Technologies Corp.	1,315	34,098
Sigma-Aldrich Corp.	3,018	150,387
Solutia, Inc. (I)	3,186	41,737
Spartech Corp. (I)	1,032	10,578
Stepan Company	276	18,887
STR Holdings, Inc. (I)	710	13,348
Terra Nitrogen Company LP	474	32,284
The Dow Chemical Company	29,007	688,046
The Mosaic Company	11,235	$437,940
The Scotts Miracle-Gro Company, Class A	1,630	72,388
The Sherwin-Williams Company	2,734	189,165
Valhi, Inc. (L)	2,940	36,280
Valspar Corp.	2,441	73,523
W.R. Grace & Company (I)	1,870	39,345
Westlake Chemical Corp. (L)	1,685	31,290
Zep, Inc.	592	10,324
Zoltek Companies, Inc. (I)	1,063	9,004

		6,417,621
Construction Materials - 0.09%
Eagle Materials, Inc.	1,156	29,975
Headwaters, Inc. (I)	1,293	3,672
Martin Marietta Materials, Inc. (L)	1,124	95,326
Texas Industries, Inc.	754	22,273
United States Lime & Minerals, Inc. (I)	188	7,242
Vulcan Materials Company (L)	3,173	139,073

		297,561
Containers & Packaging - 0.33%
AEP Industries, Inc. (I)	191	4,561
AptarGroup, Inc.	1,671	63,197
Ball Corp.	2,325	122,830
Bemis Company, Inc.	2,596	70,092
Boise, Inc. (I)	2,305	12,654
Crown Holdings, Inc. (I)	4,042	101,212
Graham Packaging Company, Inc. (I)	923	11,048
Graphic Packaging Holding Company (I)	9,089	28,630
Greif, Inc., Class A	1,185	65,815
Myers Industries, Inc.	1,042	8,430
Owens-Illinois, Inc. (I)	4,293	113,550
Packaging Corp. of America	2,541	55,953
Pactiv Corp. (I)	3,288	91,571
Rock-Tenn Company, Class A	962	47,783
Sealed Air Corp.	3,955	77,993
Silgan Holdings, Inc.	1,857	52,702
Sonoco Products Company	2,400	73,152
Temple-Inland, Inc.	2,763	57,111

		1,058,284
Metals & Mining - 1.19%
A. M. Castle & Company (I)	676	9,390
AK Steel Holding Corp.	2,909	34,675
Alcoa, Inc.	25,845	260,001
Allegheny Technologies, Inc. (L)	2,500	110,475
Allied Nevada Gold Corp. (I)(L)	1,951	38,396
AMCOL International Corp.	862	20,257
Brush Engineered Materials, Inc. (I)	572	11,429
Carpenter Technology Corp.	1,166	38,280
Century Aluminum Company (I)(L)	2,188	19,320
Cliffs Natural Resources, Inc.	3,428	161,664
Coeur d’Alene Mines Corp. (I)(L)	2,046	32,286
Commercial Metals Company	3,054	40,374
Compass Minerals International, Inc.	809	56,857
Freeport-McMoRan Copper & Gold, Inc.	10,878	643,216
General Moly, Inc. (I)(L)	2,580	7,946
Globe Specialty Metals, Inc. (I)	2,036	21,032
Haynes International, Inc.	347	10,698
Hecla Mining Company (I)(L)	6,341	33,100
Horsehead Holding Corp. (I)	991	7,492
Kaiser Aluminum Corp. (L)	550	19,069
Newmont Mining Corp.	12,165	751,067
Nucor Corp.	7,968	305,015
Olympic Steel, Inc.	327	7,511
Reliance Steel & Aluminum Company	1,903	68,793

114

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Royal Gold, Inc.	1,051	$50,448
RTI International Metals, Inc. (I)(L)	665	16,033
Schnitzer Steel Industries, Inc.	601	23,559
Southern Copper Corp. (L)	21,471	569,840
Steel Dynamics, Inc.	5,584	73,653
Stillwater Mining Company (I)(L)	2,570	29,863
Titanium Metals Corp. (I)(L)	4,606	81,020
United States Steel Corp. (L)	3,637	140,206
Universal Stainless & Alloy Products, Inc. (I)	261	4,173
US Gold Corp. (I)(L)	3,164	15,852
Walter Energy, Inc.	1,360	82,756
WHX Corp. (I)	3,215	13,696
Worthington Industries, Inc. (L)	2,121	27,276

		3,836,718
Paper & Forest Products - 0.23%
Buckeye Technologies, Inc. (I)	1,094	10,885
Clearwater Paper Corp. (I)	305	16,702
Deltic Timber Corp.	345	14,421
Domtar Corp.	1,079	53,033
International Paper Company	11,011	249,179
KapStone Paper and Packaging Corp. (I)	943	10,505
Louisiana-Pacific Corp. (I)(L)	3,038	20,324
MeadWestvaco Corp.	4,299	95,438
Neenah Paper, Inc.	542	9,919
P.H. Glatfelter Company	1,342	14,561
Pope Resources LP	223	5,700
Schweitzer-Mauduit International, Inc.	401	20,230
Verso Paper Corp. (I)	1,712	3,955
Wausau Paper Corp. (I)	1,421	9,620
Weyerhaeuser Company	5,331	187,651

		722,123

		12,332,307
Telecommunication Services - 2.58%
Diversified Telecommunication Services - 2.04%
AboveNet, Inc. (I)	287	13,541
Alaska Communications Systems Group, Inc. (L)	1,383	11,742
AT&T, Inc.	148,442	3,590,812
Atlantic Tele-Network, Inc.	401	16,561
Cbeyond, Inc. (I)	797	9,963
CenturyTel, Inc. (L)	7,429	247,460
Cincinnati Bell, Inc. (I)	5,682	17,103
Cogent Communications Group, Inc. (I)	1,291	9,786
Consolidated Communications Holdings, Inc.	923	15,700
Frontier Communications Corp. (L)	7,835	55,707
General Communication, Inc., Class A (I)	1,535	11,651
Global Crossing, Ltd. (I)(L)	1,611	17,028
Globalstar, Inc. (I)	6,027	9,282
HickoryTech Corp.	781	5,272
IDT Corp. (I)	427	5,444
Level 3 Communications, Inc. (I)(L)	43,051	46,926
Neutral Tandem, Inc. (I)(L)	876	9,855
PAETEC Holding Corp. (I)	4,275	14,578
Premiere Global Services, Inc. (I)	1,746	11,070
Qwest Communications International, Inc. (L)	43,678	229,310
SureWest Communications (I)	455	2,885
TW Telecom, Inc. (I)	3,821	63,734
Verizon Communications, Inc.	71,274	1,997,097
Vonage Holdings Corp. (I)	4,921	11,318
Windstream Corp. (L)	12,176	128,579

		6,552,404
Wireless Telecommunication Services - 0.54%
American Tower Corp., Class A (I)	10,048	$447,136
Clearwire Corp. (I)	18,509	134,746
Crown Castle International Corp. (I)	7,361	274,271
FiberTower Corp. (I)	743	3,507
ICO Global Communications Holdings, Ltd. (I)	6,141	9,887
Leap Wireless International, Inc. (I)(L)	2,045	26,544
MetroPCS Communications, Inc. (I)(L)	8,966	73,432
NII Holdings, Inc. (I)	4,192	136,324
NTELOS Holdings Corp.	1,111	19,109
SBA Communications Corp., Class A (I)(L)	2,961	100,704
Shenandoah Telecommunications Company	648	11,496
Sprint Nextel Corp. (I)	72,474	307,290
Syniverse Holdings, Inc. (I)	1,702	34,806
Telephone & Data Systems, Inc.	2,571	78,133
United States Cellular Corp. (I)	2,034	83,699
USA Mobility, Inc.	731	9,445

		1,750,529

		8,302,933
Utilities - 3.33%
Electric Utilities - 1.46%
Allegheny Energy, Inc.	4,333	89,606
Allete, Inc.	938	32,117
American Electric Power Company, Inc.	11,999	387,568
Central Vermont Public Service Corp.	381	7,521
Cleco Corp.	1,592	42,045
DPL, Inc.	2,890	69,071
Duke Energy Corp.	33,004	528,064
Edison International	8,147	258,423
El Paso Electric Company (I)	1,229	23,781
Entergy Corp.	4,737	339,264
Exelon Corp.	16,621	631,099
FirstEnergy Corp. (L)	7,677	270,461
Great Plains Energy, Inc.	3,406	57,970
Hawaiian Electric Industries, Inc. (L)	2,404	54,763
IDACORP, Inc.	1,180	39,259
ITC Holdings Corp.	1,258	66,561
MGE Energy, Inc.	651	23,462
Northeast Utilities	4,380	111,602
NV Energy, Inc.	5,965	70,447
Pepco Holdings, Inc.	5,717	89,643
Pinnacle West Capital Corp.	2,567	93,336
PNM Resources, Inc.	2,448	27,369
Portland General Electric Company	1,949	35,725
PPL Corp. (L)	9,587	239,196
Progress Energy, Inc.	7,090	278,070
Southern Company	20,630	686,566
The Empire District Electric Company (L)	1,053	19,765
UIL Holding Corp.	862	21,576
Unisource Energy Corp.	964	29,094
Unitil Corp.	386	8,071
Westar Energy, Inc.	2,748	59,384

		4,690,879
Gas Utilities - 0.40%
AGL Resources, Inc.	1,766	63,258
AmeriGas Partners LP	1,324	54,761
Atmos Energy Corp.	2,193	59,299
Chesapeake Utilities Corp.	243	7,630
Delta Natural Gas Company, Inc.	276	7,866
Energen Corp.	1,690	74,918
EQT Corp.	3,271	118,214
Ferrellgas Partners LP	1,713	39,313
National Fuel Gas Company	1,994	91,485

115

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
New Jersey Resources Corp.	962	$33,862
Nicor, Inc.	1,098	44,469
Northwest Natural Gas Company	616	26,839
Oneok, Inc.	2,662	115,132
Piedmont Natural Gas Company, Inc. (L)	1,718	43,465
Questar Corp.	4,391	199,747
RGC Resources, Inc.	212	6,572
South Jersey Industries, Inc.	711	30,545
Southwest Gas Corp.	1,149	33,896
Spectra Energy Partners LP	1,996	67,744
Star Gas Partners LP	2,317	10,102
Suburban Propane Partners LP	808	37,814
The Laclede Group, Inc.	589	19,514
UGI Corp.	2,612	66,449
WGL Holdings, Inc.	1,172	39,883

		1,292,777
Independent Power Producers & Energy Traders - 0.23%
Calpine Corp. (I)	11,348	144,347
Constellation Energy Group, Inc.	5,120	165,120
Dynegy, Inc. (I)	3,498	13,467
Mirant Corp. (I)	3,872	40,888
NRG Energy, Inc. (I)	6,679	141,662
Ormat Technologies, Inc.	1,210	34,231
RRI Energy, Inc. (I)	9,551	36,198
The AES Corp. (I)	18,063	166,902

		742,815
Multi-Utilities - 1.16%
Alliant Energy Corp.	2,725	86,492
Ameren Corp.	5,905	140,362
Avista Corp.	1,490	29,100
Black Hills Corp.	1,042	29,666
CenterPoint Energy, Inc.	9,796	128,915
CH Energy Group, Inc.	433	16,991
CMS Energy Corp. (L)	5,864	85,908
Consolidated Edison, Inc. (L)	7,014	302,303
Dominion Resources, Inc.	15,074	583,967
DTE Energy Company	4,119	187,868
Integrys Energy Group, Inc. (L)	1,952	85,380
MDU Resources Group, Inc.	4,716	85,029
NiSource, Inc.	6,997	101,457
NorthWestern Corp.	955	25,021
NSTAR (L)	2,554	89,390
OGE Energy Corp.	2,377	86,903
PG&E Corp.	9,281	381,449
Public Service Enterprise Group, Inc.	12,727	398,737
SCANA Corp.	3,011	107,673
Sempra Energy	6,157	288,086
TECO Energy, Inc. (L)	5,442	82,011
Vectren Corp.	1,933	45,735
Wisconsin Energy Corp.	2,807	142,427
Xcel Energy, Inc.	11,432	235,614

		3,746,484
Water Utilities - 0.08%
American States Water Company	490	16,239
American Water Works Company, Inc.	4,360	89,816
Aqua America, Inc. (L)	3,251	57,478
Artesian Resources Corp.	556	10,264
Cadiz, Inc. (I)	559	6,747
California Water Service Group	549	19,599
Connecticut Water Service, Inc.	371	7,798
Middlesex Water Company	568	9,003
Pennichuck Corp.	272	5,992
SJW Corp.	528	12,376
Southwest Water Company	958	$10,040
York Water Company	551	7,824

		253,176

		10,726,131

TOTAL COMMON STOCKS (Cost $334,562,783)		$314,760,707

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Hotels, Restaurants & Leisure - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration Date: 03/02/2012; Strike Price: $12.21) (I)	50	3

TOTAL WARRANTS (Cost $0)		$3

RIGHTS - 0.00%
Financials - 0.00%
Commercial Banks - 0.00%
Hanmi Financial Corp. (Expiration Date: 07/12/2010, Strike Price $1.20) (I)(L)	1,806	108
Thrifts & Mortgage Finance - 0.00%
BankAtlantic Bancorp, Inc. (Expiration Date: 07/20/2010, Strike Price: $1.50) (I)(L)	932	0

		108
Health Care - 0.00%
Health Care Equipment & Supplies - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Expiration Date: 12/31/2010) (I)	4,291	562

TOTAL RIGHTS (Cost $4,291)		$670

SHORT-TERM INVESTMENTS - 13.74%
Short-Term Securities - 2.08%
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 07/14/2010	$6,710,000	6,709,952
Securities Lending Collateral - 11.66%
John Hancock Collateral Investment Trust, 0.2957% (W)(Y)	3,749,975	37,533,496

TOTAL SHORT-TERM INVESTMENTS (Cost $44,239,446)		$44,243,448

Total Investments (Total Stock Market Index Trust)
(Cost $378,806,520) - 111.48%		$359,004,828
Other assets and liabilities, net - (11.48%)		(36,965,501)

TOTAL NET ASSETS - 100.00%		$322,039,327

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

BHD	- Bahraini Dinar
EUR	- Euro
HKD	- Hong Kong Dollar
MYR	- Malaysian Ringgit
SGD	- Singapore Dollar

116

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS — June 30, 2010 (Unaudited) (showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
BKNT	- Bank Note
FHLMC	- Federal Home Loan Mortgage Corporation
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
PLC	- Public Limited Company
SADR	- Sponsored American Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.
(B)	Purchased on a forward commitment basis.
(G)	The Fund’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2010.
(J)	Defaulted security beyond maturity date.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)

The securities are exempt from registration under the Rule 144A of the securities act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

117

(b)

Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR.  Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK TRUST

/s/ Hugh McHaffie

Hugh McHaffie

President

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie

President

Date: August 25, 2010

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: August 25, 2010